UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  June 30, 2020

Item 1. Report to Stockholders

[
Insert shareholder report]

Item 2. Code of Ethics
Not applicable to semiannual report

Item 3. Audit Committee Financial Expert
Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services
            Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants
            Not applicable.

Item 6. Investments
(a)

Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1. Where the registrant included a Summary Schedule of Investments in the report to shareholders filed under Item 1, the registrant has filed a Schedule of Investments under this Item.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
            Companies
            Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
            Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
            Purchasers
            Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
              Not applicable

Item 13. Exhibits

(
a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)   Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)   Change in the registrant’s independent public accountant: Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 28, 2020                                                 THRIVENT SERIES FUND, INC.

                                                                                       By:
                                                                                           /s/ David S. Royal
                                                                                               David S. Royal
                                                                                           President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 28, 2020                                                 By:
                                                                                           /s/ David S. Royal
                                                                                              David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date:  August 28, 2020                                                 By:
                                                                                           /s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)
Thrivent Series Funds, Inc
Semiannual Report
Mutual Funds
June 30, 2020

Beginning on Jan. 1, 2021, as permitted by regulations
adopted by the U.S. Securities and Exchange Commission,
paper copies of the Portfolios’ annual and semiannual
shareholder reports will no longer be sent by mail, unless
you specifically request paper copies of the reports.
Instead, the reports will be made available on the Portfolios’
website (
thriventportfolios.com
), and you will be notified
by mail each time a report is posted and provided with a
website address to access the report.
If you have already elected to receive shareholder reports
electronically, you will not be affected by this change
and do not need to take any action. You may elect to
receive shareholder reports and other communications
from a Portfolio electronically by enrolling at
thrivent.
com/ gopaperless
.
You also can elect to receive paper copies of all future
shareholder free of charge. You can call 800-847-4836 to let us know you wish to continue receiving paper copies of your
shareholder reports. Your election to receive shareholder
reports in paper will apply to all Portfolios held in your
insurance company separate account.

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Portfolio 5
Thrivent All Cap Portfolio 6
Thrivent Balanced Income Plus Portfolio 7
Thrivent Diversified Income Plus Portfolio 8
Thrivent ESG Index Portfolio 9
Thrivent Global Stock Portfolio 10
Thrivent Government Bond Portfolio 11
Thrivent High Yield Portfolio 12
Thrivent Income Portfolio 13
Thrivent International Allocation Portfolio 14
Thrivent International Index Portfolio 15
Thrivent Large Cap Growth Portfolio 16
Thrivent Large Cap Index Portfolio 17
Thrivent Large Cap Value Portfolio 18
Thrivent Limited Maturity Bond Portfolio 19
Thrivent Low Volatility Equity Portfolio 20
Thrivent Mid Cap Growth Portfolio 21
Thrivent Mid Cap Index Portfolio 22
Thrivent Mid Cap Stock Portfolio 23
Thrivent Mid Cap Value Portfolio 24
Thrivent Moderate Allocation Portfolio 25
Thrivent Moderately Aggressive Allocation Portfolio 26
Thrivent Moderately Conservative Allocation Portfolio 27
Thrivent Money Market Portfolio 28
Thrivent Multidimensional Income Portfolio 29
Thrivent Opportunity Income Plus Portfolio 30
Thrivent Partner Emerging Markets Equity Portfolio 31
Thrivent Partner Growth Stock Portfolio 32
Thrivent Partner Healthcare Portfolio 33
Thrivent Real Estate Securities Portfolio 34
Thrivent Small Cap Growth Portfolio 35
Thrivent Small Cap Index Portfolio 36
Thrivent Small Cap Stock Portfolio 37
Shareholder Expense Example 38
Schedules of Investments/Summary Schedules of Invest-
ments
Thrivent Aggressive Allocation Portfolio 41
Thrivent All Cap Portfolio 48
Thrivent Balanced Income Plus Portfolio 51
Thrivent Diversified Income Plus Portfolio 61
Thrivent ESG Index Portfolio 72
Thrivent Global Stock Portfolio 75
Thrivent Government Bond Portfolio 80
Thrivent High Yield Portfolio 86
Thrivent Income Portfolio 91
Thrivent International Allocation Portfolio 98
Thrivent International Index Portfolio 105
Thrivent Large Cap Growth Portfolio 110
Thrivent Large Cap Index Portfolio 112
Thrivent Large Cap Value Portfolio 116
Thrivent Limited Maturity Bond Portfolio 119
Thrivent Low Volatility Equity Portfolio 127
Thrivent Mid Cap Growth Portfolio 132
Thrivent Mid Cap Index Portfolio 135
Thrivent Mid Cap Stock Portfolio 139
Thrivent Mid Cap Value Portfolio 142
Thrivent Moderate Allocation Portfolio 144
Thrivent Moderately Aggressive Allocation Portfolio 153
Thrivent Moderately Conservative Allocation Portfolio 162
Thrivent Money Market Portfolio 171
Thrivent Multidimensional Income Portfolio 174
Thrivent Opportunity Income Plus Portfolio 184
Thrivent Partner Emerging Markets Equity Portfolio 194
Thrivent Partner Growth Stock Portfolio 197
Thrivent Partner Healthcare Portfolio 200
Thrivent Real Estate Securities Portfolio 203
Thrivent Small Cap Growth Portfolio 206
Thrivent Small Cap Index Portfolio 209
Thrivent Small Cap Stock Portfolio 214
Statement of Assets and Liabilities 218
Statement of Operations 224
Statement of Changes in Net Assets 230
Notes to Financial Statements 242
Financial Highlights 264
Additional Information 274
Supplement to the Prospectus 276

2
Dear Shareholder:
2
I hope this letter finds you, your family and your community safe and well. I’ll be honest, it’s difficult to find a topic for a letter such as this during the current pandemic. I recently participated virtually in an event for Thrivent clients in which people were able to submit questions.
One question was particularly illustrative of this trying period. An individual asked: “How can I think about what’s going on in the markets when I don’t even know how I’m going to pay all my bills this month?” There wasn’t a lot that I could say in response to this anonymously submitted question, other than to offer sympathy and recommend the assistance of a financial professional.
There are no clear comparisons for the COVID-19 pandemic. When we’ve had discussions among the members of our investment
team, the word that comes up over and over is “unprecedented.”
We’ve never before seen seven million unemployment claims in a single week. The Federal Reserve has taken actions that dwarf any of its activities during the Great Recession of 2008-09. The federal government has provided fiscal support far greater than at any time in history and is running a correspondingly large fiscal deficit.
And that’s without even mentioning the unprecedented impact to our daily lives of school closures and stay-at-home orders.
And while there’s no real comparison for these difficult months, I personally can’t help but think of the attacks of September 11, 2001, and that’s part of my answer to the question of how we can even think about markets during times such as these.
In 2001, prior to joining Thrivent, I was practicing law in Chicago at a large international law firm. That awful morning, I happened to be attending board meetings for a large mutual fund complex.
Although our meeting was in Chicago, that particular firm had its primary offices in the World Trade Center. We quickly adjourned the meeting so the executives could turn their attention to the safety of their employees in New York.
I knew there was nothing I could do to help those at Ground Zero.
But, like many of you, I felt a call to do something. Knowing that markets would be closed for an undetermined period and financial instruments would be impacted, I threw myself into legal research and worked most of the night. With so much uncertainty that would affect every one of the firm’s clients, I found it fulfilling to do whatever
I could to contribute to the common well-being.
Just as I wasn’t a firefighter or police officer in 2001, I’m not a doctor or medical researcher either. We have several PhDs on our investment team, but none in medical fields. We have more than 85 individuals with advanced degrees or credentials, even a second lawyer, but no MDs. But just as in September of 2001, we as a team, want to do anything and everything we can to help all of you, and society as a whole, during this pandemic. For our investment team, that means managing your money with every bit of care, attention and professionalism that we possibly can.
Another word that’s used a lot these days in the investment
community is “dislocation.” There have been many dislocations in various markets and securities. That’s just a fancy way of saying that lots of things aren’t functioning the way they do in normal times, which will come as a surprise to no one. The actions of the Federal
Reserve have helped to stabilize the markets more quickly than many of us would have expected – not just the stock market but even more importantly the credit markets and banking system that are the lifeblood of the “real” economy. But dislocations still abound, and we’re nowhere near back to normal.
So, as an investment team, we’re doing what we know how to do.
Our 20 stock analysts are doing bottom-up, fundamental analysis of companies to try to invest in those stocks that present the best opportunities. Our 19 fixed-income analysts are doing rigorous credit research to seek out bonds that offer good value on a risk-
adjusted basis. Our team of 18 quantitative researchers and portfolio managers are using algorithms and technology to look for trends and opportunities.
By seeking out those stocks and bonds that represent good values, we’re working to see that capital is allocated efficiently and goes to those companies that can make best use of it. By looking for market dislocations and trying to find opportunities in such dislocations, we’re helping to make such dislocations go away. As we do our jobs every day, I like to think that our investment team is doing what we can to help move us in some small way back towards normalcy.
And while the COVID-19 pandemic and its economic impact are
“unprecedented” and while the markets have certainly suffered significant “dislocations,” this isn’t the first time we’ve experienced unprecedented economic events and dislocations. We’ve had wars and pandemics before, and the markets and the economy can and do recover. The future never looks just like the past, but our long-
term investment view is informed by the past in important ways.
Our senior investment team meets about once a week for a deep dive into the various types of macroeconomic and market data. We have Thrivent’s own proprietary models that cover a wide range of subjects. A whole team of experienced professionals is responsible for compiling the material we discuss, searching for the best possible data and analytics and preparing our own analysis.
These discussions are perhaps my favorite part of my job. I feel blessed to work with such an experienced team. More than half of our more than 100 investment professionals have at least 20 years of experience in the industry, which means they were working through not just the Great Recession of 2008-09, but also the bursting of the technology bubble in 2000-01 and for many folks much farther back than that. This experience can bring a valuable perspective in times of heightened uncertainty.
I personally believe that active asset management is especially important during periods of economic and market turmoil. The dispersion in the performance of various stocks and bonds can be greater and an experienced manager has the potential to add significant value through stock selection and credit analysis, both through the companies the manager chooses to own and the
companies or securities they choose to avoid.
Our investment team is working very hard for you during these difficult times. The vast majority of our work is being done remotely, and I am happy to say that the shift to primarily remote work has gone more smoothly than I might have expected. And we are happy

3
to be serving you through the COVID-19 pandemic in the best way we can.
Once again, on behalf of our entire investment team, we hope this letter finds you, your family and your community safe and well.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

4
Dear Shareholder:
4
Despite the severe economic slow-down brought on by the COVID-19 pandemic, the stock market has responded with remarkable
resilience over the past few months.
After an initial bout of market volatility that sent prices down about
30% off from their highs, the stock market staged a strong rebound in the second quarter of 2020 on hopes that the economy would ultimately make a strong recovery.
In fact, despite mass unemployment, slumping retail sales, and falling corporate earnings across many sectors, the S&P 500®
ended the second quarter 5.39% above its level of a year earlier.
(The S&P 500 is a market-cap-weighted index that represents the average performance of a group of 500 large-capitalization stocks.)
The strong market performance was bolstered by the unprecedented action of Congress and the Federal Reserve (Fed), which have injected trillions of dollars into the economy to help keep businesses afloat and provide emergency income for laid-off workers.
But while the stock market has provided strong gains, bond yields on 10-year U.S. Treasuries have fallen to historic lows, closing June at just 0.65%. The decline in bond yields was due, in part, to two sizable cuts by the Fed in the Fed funds rate, slashing the target range to 0% to 0.25%. The rising demand for bonds from investors seeking a safe haven in an uncertain market also contributed to the yield decline.
Economic Review
Gross domestic product (GDP) growth, which is the broadest
measure of economic output, contracted by 4.8% in the first quarter of 2020, which officially marked the start of a recession, according to the U.S. Department of Commerce.
As the country went into lockdown to protect against the COVID-19 virus, unemployment skyrocketed and retail sales in many areas suffered extreme declines.
With most stores and restaurants closed early in the second quarter, retail sales took a precarious fall in April but began to rebound in
May. Total sales for the period of March 2020 through May 2020 were down 10.5% from the same period a year ago, according to the
Department of Commerce retail report issued June 16.
Automobile sales rebounded from extreme lows in May but were still down 4.7% for the month from a year earlier. Electronics and appliance stores were down 29.9% from a year earlier in May, and food services and drinking places were down 39.4% for the month from a year earlier. Non-store retailers (primarily online) continued to benefit from the effects of the pandemic as more consumers turned to the internet to make their purchases. Monthly sales were up 9.0%
from the previous month and 30.8% from a year earlier.
After more than 100 consecutive months of job gains, the
unemployment rate surged to Depression-era levels as stores and businesses closed shop during the lockdown. But as businesses began to reopen, the unemployment rate began to decline. After peaking at 14.7% in April, the rate dropped to 11.1% in June, according to the U.S. Bureau of Labor Statistics.
Oil prices have begun to recover after dropping in April during the pandemic lockdown to the lowest level since 2002. The price of a barrel of West Texas Intermediate, a grade of crude oil used as a benchmark, dropped more than 60% off its high for the year to close
April at $18.84 per barrel. But as motorists have returned to the roads, prices more than doubled, closing June at $39.27 a barrel.
Market Review
In addition to strong growth of the S&P 500, the Nasdaq Index also posted outstanding gains recently – it was up 30.63% in the second quarter after a steep drop in the first quarter. Through June, the
Nasdaq was up 12.11% for the year. (The Nasdaq Index – National
Association of Securities Dealers Automated Quotations – is an
electronic stock exchange with more than 3,300 company listings.)
All 11 sectors of the S&P 500 had positive performance in the second quarter, led by the Information Technology sector, up 30.53%,
Materials, up 26.01%, and Communications Services, up 20.04%.
In the international markets, the MSCI EAFE Index, which measures performance of developed-economy stocks in Europe, Asia and
Australia, has had the same pattern as the U.S. market in 2020, with a steep drop in the first quarter followed by a strong recovery. It was up 14.17% in the second quarter, although it is still down 12.59%
year-to-date.
The bond market has been solid this year as investors bought up bonds in response to the stock market volatility. The Bloomberg
Barclays US Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was up 9.50% over the past 12 months, and up 5.02% through the first six months of 2020.
Corporate earnings projections have fallen sharply amidst the
COVID-19 crisis. The 12-month forward earnings projections for
S&P 500 companies dropped 12.35% in the second quarter versus first quarter projections. For the year, projected earnings are down
18.42%.
Our Outlook
As society and governments deal with this public health crisis, we expect markets to remain volatile. However, we are encouraged that the credit markets have stabilized. Historically credit markets recover first, and early opportunistic investors in those markets have been rewarded.
We believe stocks may remain volatile, although the market has shown resilience in recent weeks. Once the economy stabilizes with the help of immense government support, the earnings picture will become less uncertain. Earnings for the full year are expected to be well below previous years due to the lockdown, but if the country can open up businesses effectively, those earnings may begin to recover after declining first and second quarter earnings.
During these difficult times, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

5
Thrivent Aggressive Allocation Portfolio
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA,
Portfolio Co-Managers
Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Portfolio involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 41.7%
International 21.6%
Small Cap 11.9%
Short-Term Investments 7.5%
Mid Cap 5.8%
Multi-Cap 5.5%
Investment Grade Debt 5.4%
High Yield 0.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation
Portfolio 7.5%
Thrivent Core Low Volatility Equity
Fund 6.1%
Thrivent Mid Cap Stock Portfolio 5.3%
Thrivent Large Cap Value Portfolio 4.1%
Thrivent Core International Equity
Fund 3.9%
Thrivent Global Stock Portfolio 3.7%
Thrivent Small Cap Stock Portfolio 2.9%
Amazon.com, Inc. 1.6%
Microsoft Corporation 1.5%
Thrivent Core Emerging Markets
Equity Fund 1.5%
These securities represent 38.1% of the total
net assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

6
Thrivent All Cap Portfolio
John T. Groton Jr., CFA, and Mathew D. Finn, CFA, Portfolio Co-Managers
Thrivent All Cap Portfolio seeks long-term growth of capital.
Investment in the Thrivent All Cap Portfolio involves risks including equity security, market, large cap, growth investing, value investing, issuer, investment adviser, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.2%
Registered Investments
Companies 0.9%
Short-Term Investments 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 4.2%
Apple, Inc. 2.9%
Facebook, Inc. 2.5%
Microsoft Corporation 2.4%
ServiceNow, Inc. 2.0%
Johnson & Johnson 2.0%
Visa, Inc. 1.7%
Roper Industries, Inc. 1.6%
Adobe, Inc. 1.5%
Vertex Pharmaceuticals, Inc. 1.5%
These securities represent 22.3% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 26.4%
Health Care 13.8%
Financials 12.2%
Consumer Discretionary 11.3%
Industrials 10.2%
Consumer Staples 6.2%
Communications Services 4.8%
Real Estate 3.9%
Materials 3.4%
Utilities 3.1%

7
Thrivent Balanced Income Plus Portfolio
Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Stephen D. Lowe, CFA, David R. Spangler, CFA,  and Darren M. Bagwell CFA,
Portfolio Co-Managers
Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Portfolio involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 44.4%
Long-Term Fixed Income 24.6%
Bank Loans 14.8%
Registered Investment
Companies 8.4%
Short-Term Investments 6.8%
Preferred Stock 1.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets
Debt Fund 7.3%
Microsoft Corporation 1.4%
Apple, Inc. 1.2%
Amazon.com, Inc. 1.1%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 0.9%
Alphabet, Inc., Class A 0.5%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 0.5%
Johnson & Johnson 0.5%
Cisco Systems, Inc. 0.5%
CenturyLink, Inc., Term Loan 0.4%
These securities represent 14.3% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 12.9%
Financials 12.9%
Communications Services 8.8%
Consumer Discretionary 8.7%
Affiliated Registered
Investment Companies 7.3%
Health Care 6.9%
Consumer Staples 6.5%
Industrials 5.9%
Materials 5.8%
Collateralized Mortgage
Obligations 4.7%

8
Thrivent Diversified Income Plus Portfolio
Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Noah J. Monsen, CFA, Darren M. Bagwell, CFA, and Gregory R. Anderson, CFA,
Portfolio Co-Managers
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Portfolio involves risks including interest rate, equity security, credit, allocation, mortgage-backed and other asset-backed securities, market, high yield, leveraged loan, prepayment, large cap, foreign securities, emerging markets, foreign currency, preferred securities, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, quantitative investing, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 47.2%
Common Stock 23.8%
Bank Loans 10.9%
Short-Term Investments 9.8%
Registered Investment
Companies 6.8%
Preferred Stock 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets
Debt Fund 5.4%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 2.6%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.5%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.4%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.4%
Microsoft Corporation 0.8%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 0.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through 0.7%
Apple, Inc. 0.6%
Amazon.com, Inc. 0.6%
These securities represent 15.7% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 13.3%
Mortgage-Backed Securities 10.4%
Collateralized Mortgage
Obligations 9.8%
Information Technology 8.7%
Communications Services 8.1%
Consumer Discretionary 7.4%
Consumer Staples 6.6%
Materials 5.7%
Affiliated Registered
Investment Companies 5.4%
Energy 4.3%

9
Thrivent ESG Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent ESG Index Portfolio seeks to track the investment results of an index composed of companies selected by the index provider based on enviromental, social and governance characteristics.
Investment in Thrivent ESG Index Portfolio involves risks including ESG investment strategy, equity security, ETF, futures contract, issuer, large cap, market, mid cap, sector, indexing strategy/index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 85.4%
Registered Investments
Companies 13.8%
Short-Term Investments 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
iShares ESG MSCI USA ETF 13.8%
Microsoft Corporation 8.6%
Facebook, Inc. 3.2%
Alphabet, Inc., Class C 2.6%
Alphabet, Inc., Class A 2.5%
Visa, Inc. 1.9%
Procter & Gamble Company 1.7%
Home Depot, Inc. 1.6%
MasterCard, Inc. 1.6%
Intel Corporation 1.5%
These securities represent 39.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 27.9%
Unaffiliated Registered
Investment Companies 13.8%
Communications Services 11.3%
Health Care 9.5%
Industrials 7.6%
Consumer Discretionary 7.5%
Financials 6.8%
Consumer Staples 6.7%
Real Estate 2.9%
Materials 2.0%

10
Thrivent Global Stock Portfolio
Kurt J. Lauber, CFA, Lauri Brunner, Noah J. Monsen, CFA, Darren M. Bagwell, CFA, and David R. Spangler, CFA, Portfolio
Co-Managers
Thrivent Global Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Global Stock Portfolio involves risks including equity security, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 82.0%
Short-Term Investments 14.5%
Registered Investments
Companies 3.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 2.8%
Microsoft Corporation 2.7%
Apple, Inc. 2.1%
iShares Russell Mid Cap ETF 1.9%
Alphabet, Inc., Class A 1.4%
Thrivent Core Emerging Markets
Equity Fund 1.2%
Visa, Inc. 1.0%
Roche Holding AG 1.0%
Novartis AG 1.0%
MasterCard, Inc. 0.8%
These securities represent 15.9% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 17.9%
Health Care 13.2%
Financials 11.9%
Industrials 10.1%
Consumer Discretionary 9.7%
Communications Services 5.8%
Materials 3.7%
Real Estate 3.6%
Consumer Staples 2.8%
Energy 2.3%

11
Thrivent Government Bond Portfolio
Michael G. Landreville, CFA, CPA (inactive) and Gregory Anderson, CFA, Co-Portfolio Managers
Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital.
Investment in Thrivent Government Bond Portfolio involves risks including Government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, market, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 7.9%
U.S. Treasury Bonds 5.2%
U.S. Treasury Notes 3.5%
U.S. Treasury Notes 3.5%
U.S. Treasury Notes 3.5%
U.S. Treasury Bonds 3.3%
U.S. Treasury Notes 2.9%
U.S. Treasury Notes 2.6%
U.S. Treasury Bonds 2.5%
U.S. Treasury Notes 2.5%
These securities represent 37.4% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 48.5%
Mortgage-Backed Securities 24.0%
Collateralized Mortgage
Obligations 11.8%
Commercial Mortgage-
Backed Securities 6.3%
Foreign Government 5.2%
Financials 2.4%
Asset-Backed Securities 1.2%
Energy 0.1%

12
Thrivent High Yield Portfolio
Paul J. Ocenasek, CFA, Portfolio Manager
Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Investment in Thrivent High Yield Portfolio involves risks including high yield, interest rate, credit, convertible, leveraged loan, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Sprint Corporation 1.2%
Tenet Healthcare Corporation 1.0%
VRX Escrow Corporation 0.8%
CSC Holdings, LLC 0.8%
Embarq Corporation 0.7%
CCOH Safari, LLC 0.7%
Cheniere Energy Partners, LP 0.7%
Level 3 Financing, Inc. 0.7%
Inception Merger Sub, Inc. 0.7%
NextEra Energy Operating Partners,
LP 0.6%
These securities represent 7.9% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Communications Services 17.6%
Consumer Non-Cyclical 16.6%
Consumer Cyclical 14.7%
Energy 10.4%
Capital Goods 10.3%
Financials 8.9%
Basic Materials 6.5%
Technology 5.9%
Utilities 4.1%
Transportation 1.7%

13
Thrivent Income Portfolio
Kent L. White, CFA, Portfolio Manager
Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.
Investment in Thrivent Income Portfolio involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-
backed securities, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds 1.7%
U.S. Treasury Bonds 1.2%
U.S. Treasury Bonds 1.0%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 0.9%
SPDR Bloomberg Barclays High
Yield Bond ETF 0.9%
Vanguard Short-Term Corporate
Bond ETF 0.9%
U.S. Treasury Bonds 0.9%
iShares J.P. Morgan USD Emerging
Markets Bond ETF 0.7%
iShares S&P U.S. Preferred Stock
Index Fund 0.7%
U.S. Treasury Bonds 0.6%
These securities represent 9.5% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 27.0%
Consumer Non-Cyclical 12.9%
Energy 9.1%
Communications Services 8.8%
Utilities 8.6%
U.S. Government & Agencies 5.7%
Technology 5.7%
Consumer Cyclical 5.0%
Mortgage-Backed Securities 4.2%
Unaffiliated Registered
Investment Companies 3.2%

14
Thrivent International Allocation Portfolio
Noah J. Monsen , CFA, Brian M. Bomgren , CQF, Darren M. Bagwell, CFA, and David Spangler, CFA, Portfolio Co-Managers. A portion of the
Fund is subadvised by Goldman Sachs Asset Management, L.P.
Thrivent International Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent International Allocation Portfolio involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 92.6%
Short-Term Investments 7.2%
Preferred Stock 0.1%
Long-Term Fixed Income 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 20.3%
Switzerland 10.3%
United Kingdom 8.8%
Canada 6.5%
Germany 5.3%
Australia 4.8%
France 4.8%
Netherlands 4.6%
Sweden 3.1%
China 2.8%
Investments in securities in these countries
represent 71.3% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 16.4%
Health Care 13.1%
Industrials 12.3%
Information Technology 11.4%
Consumer Discretionary 10.7%
Materials 7.2%
Consumer Staples 6.8%
Real Estate 5.4%
Communications Services 4.4%
Energy 3.0%

15
Thrivent International Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent International Index Portfolio seeks total returns that track the performance of the MSCI EAFE Index.
Investment in Thrivent International Index Portfolio involves risks including equity security, foreign securities, foreign currency, large cap, market, mid cap, futures contract, issuer, global indexing strategy/index tracking, and health crisis  risks. A detailed description of each risk can be found in the significant risks section of the ccompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.8%
Short-Term Investments 0.8%
Preferred Stock 0.4%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 23.2%
United Kingdom 13.7%
Switzerland 10.9%
France 10.3%
Germany 9.1%
Australia 7.3%
Netherlands 5.1%
Sweden 3.1%
Hong Kong 2.8%
Spain 2.5%
Investments in securities in these countries
represent 88.0% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 16.5%
Industrials 14.2%
Health Care 14.0%
Consumer Staples 12.2%
Consumer Discretionary 10.8%
Information Technology 8.6%
Materials 7.0%
Communications Services 5.2%
Utilities 3.9%
Energy 3.5%

16
Thrivent Large Cap Growth Portfolio
Lauri Brunner, Portfolio Manager
Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Growth Portfolio involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.3%
Short-Term Investments 1.7%
Total 100.0%
Top 10 Holdings
(% of Net Asset
s)
Amazon.com, Inc. 13.1%
Microsoft Corporation 9.0%
Apple, Inc. 8.4%
Alphabet, Inc., Class A 6.5%
Visa, Inc. 4.8%
MasterCard, Inc. 3.8%
NVIDIA Corporation 2.8%
Home Depot, Inc. 2.7%
ServiceNow, Inc. 2.5%
Facebook, Inc. 2.4%
These securities represent 56.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 41.5%
Consumer Discretionary 19.6%
Health Care 13.1%
Communications Services 13.0%
Financials 4.0%
Industrials 3.3%
Real Estate 1.5%
Consumer Staples 1.3%
Materials 1.2%

17
Thrivent Large Cap Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.
Investment in Thrivent Large Cap Index Portfolio involves risks including large cap, market, equity security, issuer, futures contract, indexing strategy/
index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.7%
Short-Term Investments 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 6.0%
Apple, Inc. 5.8%
Amazon.com, Inc. 4.5%
Facebook, Inc. 2.1%
Alphabet, Inc., Class A 1.7%
Alphabet, Inc., Class C 1.6%
Johnson & Johnson 1.4%
Berkshire Hathaway, Inc. 1.4%
Visa, Inc. 1.3%
Procter & Gamble Company 1.1%
These securities represent 26.9% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 27.4%
Health Care 14.6%
Consumer Discretionary 11.6%
Financials 10.0%
Communications Services 10.0%
Industrials 8.5%
Consumer Staples 6.9%
Utilities 3.0%
Real Estate 2.8%
Energy 2.8%

18
Thrivent Large Cap Value Portfolio
Kurt J. Lauber, CFA, Portfolio Manager
Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value portfolio involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.7%
Short-Term Investments 1.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 5.0%
Verizon Communications, Inc. 3.9%
Cisco Systems, Inc. 3.8%
Bank of America Corporation 3.4%
Lowe's Companies, Inc. 3.3%
Wal-Mart Stores, Inc. 3.2%
Citigroup, Inc. 3.1%
Johnson & Johnson 2.9%
Merck & Company, Inc. 2.8%
Comcast Corporation 2.6%
These securities represent 34.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 19.9%
Health Care 17.0%
Information Technology 16.0%
Industrials 11.1%
Communications Services 8.5%
Consumer Discretionary 7.6%
Energy 6.5%
Consumer Staples 3.9%
Materials 3.6%
Utilities 2.9%

19
Thrivent Limited Maturity Bond Portfolio
Michael G. Landreville, CFA, CPA (inactive) Gregory R. Anderson, CFA, and Cortney L. Swensen, Portfolio Co-Managers
Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Portfolio involves risks including collateralized debt obligations ("CDO"), credit, derivatives, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-backed and other asset-backed securities, other funds, preferred securities, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 3.1%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 2.3%
U.S. Treasury Bonds 2.0%
U.S. Treasury Notes 1.9%
U.S. Treasury Notes 1.9%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.6%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.5%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 1.0%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 0.9%
U.S. Treasury Notes 0.8%
These securities represent 17.0% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 17.1%
Collateralized Mortgage
Obligations 16.8%
U.S. Government & Agencies 15.0%
Asset-Backed Securities 14.5%
Mortgage-Backed Securities 8.3%
Consumer Non-Cyclical 5.3%
Energy 3.4%
Utilities 3.3%
Consumer Cyclical 3.1%
Technology 2.4%

20
Thrivent Low Volatility Equity Portfolio
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets.
Investment in Thrivent Low Volatility Equity Portfolio involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio
)
Common Stock 99.0%
Short-Term Investments 1.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Verizon Communications, Inc. 2.0%
PepsiCo, Inc. 1.9%
Paychex, Inc. 1.8%
Procter & Gamble Company 1.7%
NTT DOCOMO, Inc. 1.6%
Coca-Cola Company 1.6%
Johnson & Johnson 1.6%
Nestle SA 1.6%
Newmont Mining Corporation 1.5%
McDonald's Corporation 1.5%
These securities represent 16.8% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Consumer Staples 16.8%
Health Care 15.0%
Information Technology 12.5%
Financials 10.5%
Communications Services 10.3%
Industrials 8.9%
Utilities 7.1%
Real Estate 6.2%
Consumer Discretionary 5.9%
Materials 5.6%

21
Thrivent Mid Cap Growth Portfolio
David J. Lettenberger, CFA, Portfolio Manager
Thrivent Mid Cap Growth Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Portfolio involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 2.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
ServiceNow , Inc. 2.8%
Elastic NV 2.3%
Veeva Systems, Inc. 2.3%
CoStar Group, Inc. 2.3%
Dexcom , Inc. 2.3%
DocuSign, Inc. 2.1%
Global Payments, Inc. 2.1%
Monolithic Power Systems, Inc. 2.1%
United Rentals, Inc. 2.0%
LHC Group, Inc. 2.0%
These securities represent 22.3% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 30.3%
Health Care 21.2%
Industrials 15.3%
Consumer Discretionary 13.9%
Financials 5.7%
Real Estate 4.2%
Communications Services 3.7%
Materials 2.0%
Consumer Staples 1.6%
Energy 0.5%

22
Thrivent Mid Cap Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.
Investment in Thrivent Mid Cap Index Portfolio involves risks including mid cap, market, equity security, issuer, futures contract, indexing strategy/index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.7%
Short-Term Investments 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Teradyne, Inc. 0.9%
Etsy, Inc. 0.8%
FactSet Research Systems, Inc. 0.8%
Fair Isaac Corporation 0.8%
Catalent, Inc. 0.8%
Masimo Corporation 0.7%
Pool Corporation 0.7%
Trimble, Inc. 0.7%
Molina Healthcare, Inc. 0.7%
Cognex Corporation 0.7%
These securities represent 7.6% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 16.3%
Industrials 15.8%
Financials 15.0%
Consumer Discretionary 14.7%
Health Care 11.1%
Real Estate 9.7%
Materials 6.0%
Utilities 4.2%
Consumer Staples 3.7%
Communications Services 1.7%

23
Thrivent Mid Cap Stock Portfolio
Brian J. Flanagan, CFA, Portfolio Manager
Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Portfolio involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks.
A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.2%
Short-Term Investments 2.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
RH 3.3%
Akamai Technologies, Inc. 3.2%
Lululemon Athletica, Inc. 3.0%
Teradyne, Inc. 3.0%
Nuance Communications, Inc. 2.9%
NVR, Inc. 2.6%
Etsy, Inc. 2.5%
United Rentals, Inc. 2.4%
Align Technology, Inc. 2.4%
Hain Celestial Group, Inc. 2.4%
These securities represent 27.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 19.5%
Consumer Discretionary 14.2%
Financials 14.2%
Industrials 13.6%
Health Care 9.5%
Real Estate 8.1%
Utilities 5.3%
Communications Services 4.9%
Materials 3.1%
Consumer Staples 2.4%

24
Thrivent Mid Cap Value Portfolio
Graham Wong, CFA, Portfolio Manager
Thrivent Mid Cap Value Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Portfolio involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.6%
Short-Term Investments 1.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Voya Financial, Inc. 2.8%
Zimmer Biomet Holdings, Inc. 2.8%
Wintrust Financial Corporation 2.6%
AGCO Corporation 2.5%
Mohawk Industries, Inc. 2.5%
Hartford Financial Services Group,
Inc. 2.5%
Carlisle Companies, Inc. 2.4%
Centene Corporation 2.3%
Aptiv plc 2.2%
Axalta Coating Systems, Ltd. 2.1%
These securities represent 24.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 19.3%
Industrials 12.5%
Consumer Discretionary 11.6%
Information Technology 10.9%
Materials 8.5%
Health Care 7.7%
Real Estate 7.1%
Utilities 6.5%
Consumer Staples 6.4%
Energy 5.1%

25
Thrivent Moderate Allocation Portfolio
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio
Co-Managers
Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Portfolio involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 35.5%
Large Cap 29.6%
International 10.5%
Short-Term Investments 7.0%
Mid Cap 5.3%
Multi-Cap 3.5%
High Yield 3.3%
Emerging Markets Debt 2.2%
Small Cap 1.7%
Floating Rate Debt 1.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Portfolio 6.4%
Thrivent Large Cap Value Portfolio 5.8%
Thrivent International Allocation
Portfolio 4.5%
Thrivent Core Low Volatility Equity
Fund 3.9%
Thrivent Mid Cap Stock Portfolio 3.6%
Thrivent Global Stock Portfolio 3.6%
Thrivent Limited Maturity Bond
Portfolio 3.4%
Thrivent Core Emerging Markets
Debt Fund 2.4%
Thrivent High Yield Portfolio 1.9%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 1.7%
These securities represent 37.2% of the total
net assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

26
Thrivent Moderately Aggressive Allocation Portfolio
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio
Co-Managers
Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Portfolio involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 40.0%
Investment Grade Debt 21.3%
International 12.4%
Mid Cap 7.7%
Short-Term Investments 6.1%
Multi-Cap 4.8%
Small Cap 3.6%
High Yield 2.0%
Emerging Markets Debt 1.3%
Floating Rate Debt 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation
Portfolio 7.2%
Thrivent Mid Cap Stock Portfolio 6.9%
Thrivent Large Cap Value Portfolio 6.5%
Thrivent Global Stock Portfolio 6.0%
Thrivent Core Low Volatility Equity
Fund 5.0%
Thrivent Income Portfolio 3.0%
Thrivent Core International Equity
Fund 3.0%
Thrivent Limited Maturity Bond
Portfolio 1.6%
Amazon.com, Inc. 1.6%
Thrivent Small Cap Stock Portfolio 1.5%
These securities represent 42.3% of the total
net assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

27
Thrivent Moderately Conservative Allocation Portfolio
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA Portfolio
Co-Managers
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Portfolio involves risks including allocation, interest rate, equity security, market, large cap, credit, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 50.9%
Large Cap 16.4%
Short-Term Investments 10.0%
International 6.5%
Mid Cap 4.6%
High Yield 4.5%
Emerging Markets Debt 3.0%
Multi-Cap 2.5%
Floating Rate Debt 1.9%
Small Cap -0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Portfolio 8.4%
Thrivent Limited Maturity Bond
Portfolio 4.8%
Thrivent Core Emerging Markets
Debt Fund 3.4%
Thrivent Large Cap Value Portfolio 3.2%
Thrivent International Allocation
Portfolio 2.9%
Thrivent Core Low Volatility Equity
Fund 2.8%
Thrivent High Yield Portfolio 2.5%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 2.5%
Thrivent Mid Cap Stock Portfolio 1.7%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.4%
These securities represent 33.6% of the total
net assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

28
Thrivent Money Market Portfolio
William D. Stouten, Portfolio Manager
Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Investment in Thrivent Money Market Portfolio involves risks including money market fund, government securities, interest rate, credit risk, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Although the Portfolio seeks to preserve the value of your investment a $1.00 per unit, it is possible to lose money by investing in the Portfolio.
Investments in the Money Market Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. These and other risks are described in the Prospectus.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency
Debt 83.5%
U.S. Treasury Debt 14.8%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 1.7%
Total 100.0%
An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Quoted Portfolio Composition is subject to change.

29
Thrivent Multidimensional Income Portfolio
Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Stephen D. Lowe, CFA, and Kent White, CFA, Portfo-
lio Co-Managers
The Portfolio seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Portfolio involves risks including interest rate, credit, high yield, preferred securities, closed-end fund, emerging markets, foreign securities, market, mortgage-backed and other asset-backed securities, convertible, government securities, issuer, investment adviser, conflicts of interest, sovereign debt, business development company, investment in other investment companies, liquidity, derivatives, other funds, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets
Debt Fund 10.1%
iShares S&P U.S. Preferred Stock
Index Fund 7.4%
U.S. Treasury Bonds 3.8%
SPDR Bloomberg Barclays High
Yield Bond ETF 2.7%
Bank of America Corporation 0.9%
BlackRock Corporate High Yield
Fund, Inc. 0.6%
JBS USA, LLC 0.6%
VeriSign, Inc. 0.6%
Invesco Variable Rate Preferred ETF 0.6%
BlackRock Core Bond Trust 0.5%
These securities represent 27.8% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Unaffiliated Registered
Investment Companies 28.1%
Financials 17.5%
Affiliated Fixed Income
Holdings 10.1%
Communications Services 7.4%
Energy 6.1%
Consumer Non-Cyclical 5.9%
Consumer Cyclical 5.8%
U.S. Government & Agencies 3.8%
Capital Goods 3.4%
Technology 3.0%

30
Thrivent Opportunity Income Plus Portfolio
Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, Kent L. White, CFA, and Stephen D. Lowe, CFA, Portfo-
lio Co-Managers
Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.
Investment in Thrivent Opportunity Income Plus Portfolio involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, ETF, portfolio turnover, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets
Debt Fund 15.6%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 2.8%
Invesco Senior Loan ETF 1.9%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.7%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.6%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through 1.5%
Vanguard Short-Term Corporate
Bond ETF 1.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through 1.0%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 1.0%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through 0.8%
These securities represent 29.3% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Affiliated Fixed Income
Holdings 15.6%
Mortgage-Backed Securities 13.0%
Communications Services 10.3%
Collateralized Mortgage
Obligations 10.2%
Financials 9.3%
Consumer Non-Cyclical 7.9%
Consumer Cyclical 6.1%
Asset-Backed Securities 4.8%
Unaffiliated Registered
Investment Companies 4.6%
Capital Goods 4.5%

31
Thrivent Partner Emerging Markets Equity Portfolio
Subadvised by Aberdeen Asset Managers Limited
Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Emerging Markets Equity Portfolio involves risks including emerging markets, foreign securities, equity security, market, financial sector, foreign currency, issuer, investment adviser, large cap, mid cap, small cap, preferred securities, convertible securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 90.9%
Preferred Stock 7.8%
Short-Term Investments 1.3%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Cayman Islands 18.8%
China 17.7%
India 10.8%
South Korea 10.6%
Taiwan 6.8%
Brazil 5.3%
Netherlands 4.8%
Hong Kong 4.2%
Indonesia 3.6%
Russian Federation 3.3%
Investments in securities in these countries
represent 85.9% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 23.3%
Information Technology 18.9%
Communications Services 16.2%
Consumer Discretionary 14.0%
Consumer Staples 7.7%
Materials 5.7%
Industrials 4.7%
Energy 4.1%
Real Estate 1.5%
Utilities 1.3%

32
Thrivent Partner Growth Stock Portfolio
Subadvised by T. Rowe Price Associates, Inc.
Thrivent Partner Growth Stock Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income.
Investment in the Thrivent Partner Growth Stock Fund involves risks including growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.7%
Short-Term Investments 2.2%
Preferred Stock 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 10.8%
Microsoft Corporation 8.8%
Facebook, Inc. 4.9%
Apple, Inc. 4.9%
Visa, Inc. 3.2%
MasterCard, Inc. 2.9%
Alphabet, Inc., Class A 2.9%
Alibaba Group Holding, Ltd. ADR 2.7%
Alphabet, Inc., Class C 2.5%
Netflix, Inc. 2.4%
These securities represent 46.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 40.9%
Consumer Discretionary 22.4%
Communications Services 13.5%
Health Care 11.3%
Industrials 8.0%
Financials 3.1%
Utilities 0.2%

33
Thrivent Partner Healthcare Portfolio
Subadvised by BlackRock Investment Management, LLC
Thrivent Partner Healthcare Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Healthcare Portfolio involves risks including healthcare, non-diversified, market, equity security, mid cap, small cap, issuer, investment adviser, foreign securities, emerging markets, foreign currency, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.2%
Short-Term Investments 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
UnitedHealth Group, Inc. 6.9%
Johnson & Johnson 4.7%
Abbott Laboratories 4.5%
Amgen, Inc. 3.1%
Thermo Fisher Scientific, Inc. 2.9%
Medtronic plc 2.8%
Boston Scientific Corporation 2.7%
Humana, Inc. 2.6%
Vertex Pharmaceuticals, Inc. 2.6%
Eli Lilly and Company 2.6%
These securities represent 35.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Health Care Equipment 26.9%
Biotechnology 23.3%
Pharmaceuticals 22.0%
Managed Health Care 12.9%
Life Sciences Tools & Services 5.7%
Health Care Services 5.5%
Health Care Supplies 1.4%
Health Care Distributors 0.8%
Health Care Facilities 0.5%
Financials 0.1%

34
Thrivent Real Estate Securities Portfolio
Reginald L. Pfeifer, CFA, Portfolio Manager
Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.
Investment in Thrivent Real Estate Securities Portfolio involves risks including real estate investment trust, real estate industry, market, equity security, investment adviser, issuer, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.7%
Short-Term Investments 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Prologis, Inc. 9.1%
Equinix , Inc. 8.7%
American Tower Corporation 4.3%
Alexandria Real Estate Equities, Inc. 3.3%
Invitation Homes, Inc. 3.0%
AvalonBay Communities, Inc. 2.9%
Digital Realty Trust, Inc. 2.8%
Equity Residential 2.5%
Crown Castle International
Corporation 2.3%
Sun Communities, Inc. 2.2%
These securities represent 41.1% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Specialized REITs 28.7%
Residential REITs 21.8%
Industrial REITs 15.8%
Office REITs 10.0%
Health Care REITs 7.8%
Retail REITs 7.3%
Diversified REITs 4.9%
Hotel & Resort REITs 2.7%
Real Estate Operating
Companies 0.3%
Information Technology 0.2%

35
Thrivent Small Cap Growth Portfolio
David J. Lettenberger, CFA, Portfolio Manager
The Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Growth Portfolio involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.2%
Short-Term Investments 4.3%
Registered Investment
Companies 0.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
LHC Group, Inc. 2.8%
Monolithic Power Systems, Inc. 2.7%
Bandwidth, Inc. 2.3%
Avalara, Inc. 1.9%
Five9, Inc. 1.8%
Texas Roadhouse, Inc. 1.7%
Coupa Software, Inc. 1.7%
Catalent, Inc. 1.6%
Planet Fitness, Inc. 1.5%
Veeva Systems, Inc. 1.5%
These securities represent 19.5% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 30.9%
Health Care 23.1%
Industrials 16.8%
Consumer Discretionary 11.6%
Financials 6.4%
Consumer Staples 2.9%
Real Estate 2.7%
Materials 1.9%
Unaffiliated Registered
Investment Companies 0.5%
Energy 0.3%

36
Thrivent Small Cap Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.
Investment in Thrivent Small Cap Index Portfolio involves risks including small cap, market, equity security, issuer, futures contract, indexing strategy/
index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.0%
Registered Investments
Companies 2.9%
Short-Term Investments 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
iShares Core S&P Small-Cap ETF 2.9%
Exponent, Inc. 0.6%
Wingstop, Inc. 0.6%
Neogen Corporation 0.6%
Momenta Pharmaceuticals, Inc. 0.6%
Agree Realty Corporation 0.5%
Power Integrations, Inc. 0.5%
Emergent Biosolutions, Inc. 0.5%
NeoGenomics, Inc. 0.5%
Fox Factory Holding Corporation 0.5%
These securities represent 7.8% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 17.5%
Financials 14.6%
Consumer Discretionary 14.5%
Information Technology 14.0%
Health Care 12.7%
Real Estate 8.1%
Materials 4.5%
Consumer Staples 3.6%
Energy 3.0%
Unaffiliated Registered
Investment Companies 2.9%

37
Thrivent Small Cap Stock Portfolio
Matthew D. Finn, CFA and James M. Tinucci, CFA, Portfolio Co-Managers
Thrivent Small Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Portfolio involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.4%
Registered Investment
Companies 1.8%
Short-Term Investments 0.8%
Total 100.0%
Top 10 Holdings
(% o f Net Assets)
Louisiana-Pacific Corporation 2.3%
Cott Corporation 2.0%
LHC Group, Inc. 2.0%
Syneos Health, Inc. 1.9%
Primerica, Inc. 1.7%
Curtiss-Wright Corporation 1.6%
Texas Roadhouse, Inc. 1.6%
National Instruments Corporation 1.6%
Assured Guaranty, Ltd. 1.5%
AGCO Corporation 1.5%
These securities represent 17.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 20.7%
Industrials 17.5%
Information Technology 15.9%
Health Care 10.7%
Consumer Discretionary 9.1%
Materials 7.1%
Real Estate 5.9%
Consumer Staples 4.4%
Energy 2.6%
Utilities 2.4%

38
Shareholder Expense Example
(unaudited)
As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This
Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020. Shares in a Portfolio are currently sold, without sales charges, to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance
Company, and separate accounts of other insurance companies not affiliated with Thrivent Financial for Lutherans. Effective June 30, 2019,
Thrivent Life Insurance Company has been dissolved and the contract obligations of Thrivent Life Insurance Company have been assumed by
Thrivent Financial for Lutherans. Expenses associated with these variable contracts and separate accounts are not included in these examples and had these costs been included, your costs would have been higher.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Beginning Account
Value 1/1/2020
Ending Account Value
6/30/2020
Expenses Paid During
Period  1/1/2020
- 6/30/2020
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Portfolio
Actual $1,000 $936 $2.77 0.58%
Hypothetical
**
$1,000 $1,022 $2.89 0.58%
Thrivent All Cap Portfolio
Actual $1,000 $975 $3.39 0.69%
Hypothetical
**
$1,000 $1,021 $3.47 0.69%
Thrivent Balanced Income Plus Portfolio
Actual $1,000 $942 $3.11 0.64%
Hypothetical
**
$1,000 $1,022 $3.24 0.64%
Thrivent Diversified Income Plus Portfolio
Actual $1,000 $967 $2.24 0.46%
Hypothetical
**
$1,000 $1,023 $2.31 0.46%
Thrivent ESG Index Portfolio
Actual $1,000 $1,065 $0.65 0.38%
Hypothetical
**
$1,000 $1,023 $1.91 0.38%
Thrivent Global Stock Portfolio
Actual $1,000 $934 $3.13 0.65%
Hypothetical
**
$1,000 $1,022 $3.27 0.65%
Thrivent Government B ond Portfolio
Actual $1,000 $1,072 $2.27 0.44%
Hypothetical
**
$1,000 $1,023 $2.22 0.44%
Thrivent High Yield Portfolio
Actual $1,000 $934 $2.12 0.44%
Hypothetical
**
$1,000 $1,023 $2.21 0.44%
Thrivent Income Portfolio
Actual $1,000 $1,057 $2.21 0.43%
Hypothetical
**
$1,000 $1,023 $2.17 0.43%

39
Beginning Account
Value 1/1/2020
Ending Account Value
6/30/2020
Expenses Paid During
Period  1/1/2020
- 6/30/2020
*
Annualized Expense
Ratio
Thrivent International Allocation Portfolio
Actual $1,000 $863 $3.39 0.73%
Hypothetical
**
$1,000 $1,021 $3.68 0.73%
Thrivent International Index Portfolio
Actual $1,000 $1,068 $0.75 0.44%
Hypothetical
**
$1,000 $1,023 $2.21 0.44%
Thrivent Large Cap Growth Portfolio
Actual $1,000 $1,148 $2.29 0.43%
Hypothetical
**
$1,000 $1,023 $2.16 0.43%
Thrivent Large Cap Index Portfolio
Actual $1,000 $968 $1.14 0.23%
Hypothetical
**
$1,000 $1,024 $1.17 0.23%
Thrivent Large Cap Value Portfolio
Actual $1,000 $847 $2.89 0.63%
Hypothetical
**
$1,000 $1,022 $3.17 0.63%
Thrivent Limited Maturity Bond Portfolio
Actual $1,000 $1,019 $2.21 0.44%
Hypothetical
**
$1,000 $1,023 $2.21 0.44%
Thrivent Low Volatility Equity Portfolio
Actual $1,000 $920 $3.82 0.80%
Hypothetical
**
$1,000 $1,021 $4.02 0.80%
Thrivent Mid Cap Growth Portfolio
Actual $1,000 $1,125 $1.50 0.85%
Hypothetical
**
$1,000 $1,021 $4.27 0.85%
Thrivent Mid Cap Index Portfolio
Actual $1,000 $871 $1.18 0.25%
Hypothetical
**
$1,000 $1,024 $1.28 0.25%
Thrivent Mid Cap Stock Portfolio
Actual $1,000 $905 $3.15 0.67%
Hypothetical
**
$1,000 $1,022 $3.34 0.67%
Thrivent Mid Cap Value Portfolio
Actual $1,000 $1,025 $1.52 0.90%
Hypothetical
**
$1,000 $1,020 $4.52 0.90%
Thrivent Moderate Allocation Portfolio
Actual $1,000 $990 $2.25 0.46%
Hypothetical
**
$1,000 $1,023 $2.29 0.46%
Thrivent Moderately Aggressive Allocation Portfolio
Actual $1,000 $966 $2.35 0.48%
Hypothetical
**
$1,000 $1,022 $2.41 0.48%
Thrivent Moderately Conservative Allocation Portfolio
Actual $1,000 $1,006 $2.31 0.46%
Hypothetical
**
$1,000 $1,023 $2.33 0.46%
Thrivent Money Market Portfolio
Actual $1,000 $1,003 $1.99 0.40%
Hypothetical
**
$1,000 $1,023 $2.01 0.40%
Thrivent Multidimensional Income Portfolio
Actual $1,000 $938 $4.58 0.95%
Hypothetical
**
$1,000 $1,020 $4.77 0.95%

40
*
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
182/366 to reflect the one-half year period. ESG Index Portfolio, International Index Portfolio, Mid Cap Growth Portfolio and Mid Cap
Value Portfolio expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/366 to reflect the inception date short period.
**
Assuming 5% annualized total return before expenses.
Beginning Account
Value 1/1/2020
Ending Account Value
6/30/2020
Expenses Paid During
Period  1/1/2020
- 6/30/2020
*
Annualized Expense
Ratio
Thrivent Opportunity Income Plus Portfolio
Actual $1,000 $988 $3.03 0.61%
Hypothetical
**
$1,000 $1,022 $3.08 0.61%
Thrivent Partner Emerging Markets Equity Portfolio
Actual $1,000 $903 $5.68 1.20%
Hypothetical
**
$1,000 $1,019 $6.02 1.20%
Thrivent Partner Growth Stock Portfolio
Actual $1,000 $1,094 $3.78 0.73%
Hypothetical
**
$1,000 $1,021 $3.65 0.73%
Thrivent Partner Healthcare Portfolio
Actual $1,000 $1,038 $4.37 0.86%
Hypothetical
**
$1,000 $1,021 $4.33 0.86%
Thrivent Real Estate Securities Portfolio
Actual $1,000 $864 $3.92 0.85%
Hypothetical
**
$1,000 $1,021 $4.25 0.85%
Thrivent Small Cap Growth Portfolio
Actual $1,000 $1,090 $4.98 0.96%
Hypothetical
**
$1,000 $1,020 $4.81 0.96%
Thrivent Small Cap Index Portfolio
Actual $1,000 $821 $1.13 0.25%
Hypothetical
**
$1,000 $1,024 $1.25 0.25%
Thrivent Small Cap Stock Portfolio
Actual $1,000 $853 $3.29 0.71%
Hypothetical
**
$1,000 $1,021 $3.59 0.71%

Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
41
Shares Common Stock ( 50.8% ) Value
% of
Net
Assets
Communications Services (2.8%)
8,081 Alphabet, Inc., Class A
a
$ 11,459,262 0.8%
1,506 Alphabet, Inc., Class C
a
2,128,897 0.2%
21,335 Facebook, Inc.
a
4,844,538 0.3%
74,482 Live Nation Entertainment,
Inc.
a
3,301,787 0.2%
60,763 Verizon Communications, Inc. 3,349,864 0.2%
Other Securities
^
16,050,091 1.1%
Total 41,134,439
Consumer Discretionary (6.7%)
8,581 Amazon.com, Inc.
a
23,673,434 1.6%
60,205 Aptiv plc 4,691,174 0.3%
3,187 Chipotle Mexican Grill, Inc.
a
3,353,871 0.2%
36,814 Five Below, Inc.
a
3,935,785 0.3%
22,602 Home Depot, Inc. 5,662,027 0.4%
55,786 Planet Fitness, Inc.
a
3,378,958 0.2%
59,915 Texas Roadhouse, Inc. 3,149,732 0.2%
Other Securities
^
50,361,419 3.5%
Total 98,206,400
Consumer Staples (1.5%)
Other Securities
^
22,130,926 1.5%
Total 22,130,926
Energy (1.0%)
Other Securities
^
14,712,484 1.0%
Total 14,712,484
Financials (6.1%)
133,780 Bank of America Corporation 3,177,275 0.2%
Other Securities
^
86,041,076 5.9%
Total 89,218,351
Health Care (8.0%)
59,827 Catalent , Inc.
a
4,385,319 0.3%
39,097 Guardant Health, Inc.
a
3,171,940 0.2%
29,238 Johnson & Johnson 4,111,740 0.3%
38,734 LHC Group, Inc.
a
6,752,111 0.5%
10,035 Thermo Fisher Scientific, Inc. 3,636,082 0.3%
22,073 Veeva Systems, Inc.
a
5,174,353 0.4%
11,218 Vertex Pharmaceuticals, Inc.
a
3,256,698 0.2%
38,484 Zoetis, Inc. 5,273,847 0.4%
Other Securities
^
81,020,124 5.4%
Total 116,782,214
Industrials (6.5%)
52,511 ASGN, Inc.
a
3,501,434 0.2%
23,809 Honeywell International, Inc. 3,442,543 0.2%
19,604 IDEX Corporation 3,098,216 0.2%
26,458 United Rentals, Inc.
a
3,943,300 0.3%
Other Securities
^
81,647,469 5.6%
Total 95,632,962
Shares Common Stock (50.8%) Value
% of
Net
Assets
Information Technology (13.5%)
8,978 Adobe, Inc.
a
$ 3,908,213 0.3%
51,762 Apple, Inc. 18,882,778 1.3%
89,470 Cisco Systems, Inc. 4,172,881 0.3%
13,019 Coupa Software, Inc.
a
3,606,784 0.2%
11,700 Intuit, Inc. 3,465,423 0.2%
24,901 MasterCard, Inc. 7,363,226 0.5%
108,725 Microsoft Corporation 22,126,625 1.5%
25,205 Monolithic Power Systems,
Inc. 5,973,585 0.4%
12,196 NVIDIA Corporation 4,633,382 0.3%
18,503 PayPal Holdings, Inc.
a
3,223,778 0.2%
17,007 ServiceNow , Inc.
a
6,888,855 0.5%
31,204 Texas Instruments, Inc. 3,961,972 0.3%
41,329 Visa, Inc. 7,983,523 0.5%
Other Securities
^
100,953,696 7.0%
Total 197,144,721
Materials (1.7%)
137,637 Louisiana-Pacific Corporation 3,530,389 0.2%
Other Securities
^
21,879,092 1.5%
Total 25,409,481
Real Estate (2.3%)
Other Securities
^
34,169,335 2.3%
Total 34,169,335
Utilities (0.7%)
Other Securities
^
9,699,717 0.7%
Total 9,699,717
Total Common Stock
(cost $594,139,473) 744,241,030
Shares
Registered Investment
Companies ( 37.9% ) Value
% of
Net
Assets
Unaffiliated  (0.6%)
20,291 SPDR S&P 500 ETF Trust
b
6,256,933 0.4%
Other Securities
^
2,691,076 0.2%
Total 8,948,009
Affiliated  (37.3%)
2,365,404 Thrivent Core Emerging
Markets Equity Fund
a
21,974,601 1.5%
6,785,137 Thrivent Core International
Equity Fund 57,198,708 3.9%
7,868,125 Thrivent Core Low Volatility
Equity Fund 88,359,040 6.1%
4,700,959 Thrivent Global Stock Portfolio 53,958,079 3.7%
2,153,682 Thrivent High Yield Portfolio 9,360,547 0.6%
534,937 Thrivent Income Portfolio 5,873,551 0.4%
13,123,673 Thrivent International
Allocation Portfolio 110,353,031 7.5%
826,224 Thrivent International Index
Portfolio
a
8,822,506 0.6%

Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
42
Shares
Registered Investment
Companies (37.9%) Value
% of
Net
Assets
Affiliated  (37.3%) - continued
3,884,006 Thrivent Large Cap Value
Portfolio $ 60,416,096 4.1%
1,019,499 Thrivent Limited Maturity Bond
Portfolio 10,193,160 0.7%
4,586,424 Thrivent Mid Cap Stock
Portfolio 77,407,834 5.3%
2,946,745 Thrivent Small Cap Stock
Portfolio 42,866,007 2.9%
Total 546,783,160
Total Registered Investment
Companies (cost
$570,404,595) 555,731,169
Principal
Amount
Long-Term Fixed Income
( 4.5% ) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(<0.1%)
Other Securities
^
99,512 <0.1%
Total 99,512
Mortgage-Backed Securities (2.0%)
Federal National Mortgage
Association
$ 2,538,464 3.500% - 4.500%,
5/1/2048 - 8/1/2049 2,690,914 0.2%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
4,167,000 2.000%, 7/1/2035
c
4,309,752 0.3%
3,675,000 2.500%, 7/1/2035
c
3,846,548 0.3%
3,873,000 3.000%, 8/1/2049
c
4,072,114 0.3%
500,000 2.000%, 8/1/2035
c
516,328 <0.1%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
6,000,000 2.500%, 7/1/2050
c,d
6,252,422 0.4%
4,677,150 2.000% - 4.000%,
7/1/2048 - 7/1/2050
c
4,898,639 0.3%
Other Securities
^
2,498,838 0.2%
Total 29,085,555
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
5,000,000 2.875%, 5/15/2028 5,900,391 0.4%
3,623,000 2.250% - 5.250%,
11/15/2027 - 5/15/2046 4,422,526 0.3%
U.S. Treasury Notes
15,030,000 2.500%, 2/28/2026 16,828,316 1.1%
9,735,000 1.125% - 2.625%,
9/30/2020 - 1/31/2026 10,305,407 0.7%
Total 37,456,640
Total Long-Term Fixed
Income
(cost $62,193,143) 66,641,707
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
% of
Net
Assets
11,952,763 Thrivent Cash Management
Trust $ 11,952,763 0.8%
Total Collateral Held for
Securities Loaned
(cost $11,952,763) 11,952,763
Shares or
Principal
Amount
Short-Term Investments
( 8.3% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
5,800,000 0.100%, 7/28/2020
e,f
5,799,478 0.4%
5,200,000 0.105%, 7/29/2020
e,f
5,199,515 0.4%
3,300,000 0.180%, 8/4/2020
e,f
3,299,532 0.2%
3,900,000 0.101%, 8/25/2020
e,f
3,899,106 0.3%
3,300,000 0.120%, 9/15/2020
e,f
3,299,025 0.2%
11,000,000 0.007% - 0.155%,
7/7/2020 - 9/2/2020
e,f
10,998,720 0.7%
Thrivent Core Short-Term
Reserve Fund
8,887,379 0.750% 88,962,669 6.1%
Other Securities
^
299,909 <0.1%
Total Short-Term
Investments (cost
$121,582,845) 121,757,954
Total Investments (cost
$1,360,272,819) 102.3% $1,500,324,623
Other Assets and Liabilities,
Net (2.3%) (33,762,344)
Total Net Assets 100.0% $1,466,562,279
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d All or a portion of the security was earmarked to cover
written options.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 11,808,581
Total lending $11,808,581
Gross amount payable upon return of
collateral for securities loaned $11,952,763
Net amounts due to counterparty
$144,182

Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
43
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 227,613,683
Gross unrealized depreciation (98,370,623)
Net unrealized appreciation (depreciation) $ 129,243,060
Cost for federal income tax purposes $ 1,367,390,247
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 41,134,439 40,669,086 465,353 –
Consumer Discretionary^ 98,206,400 97,527,256 679,144 0
Consumer Staples 22,130,926 21,598,335 532,591 –
Energy 14,712,484 14,394,439 317,739 306
Financials 89,218,351 86,380,749 2,837,602 –
Health Care 116,782,214 115,229,097 1,553,117 –
Industrials 95,632,962 94,078,184 1,553,323 1,455
Information Technology 197,144,721 195,164,405 1,980,316 –
Materials 25,409,481 24,066,422 1,343,058 1
Real Estate 34,169,335 33,590,145 579,190 –
Utilities 9,699,717 9,620,476 79,241 –
Registered Investment Companies
Unaffiliated 8,948,009 8,948,009 – –
Affiliated 379,250,811 379,250,811 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 99,512 – 99,512 –
Mortgage-Backed Securities 29,085,555 – 29,085,555 –
U.S. Government & Agencies 37,456,640 – 37,456,640 –
Short-Term Investments 32,795,285 – 32,795,285 –
Subtotal Investments in Securities $1,231,876,842 $1,120,517,414 $111,357,666 $1,762
Other Investments  * Total
Affiliated Short-Term Investments 88,962,669
Affiliated Registered Investment Companies 167,532,349
Collateral Held for Securities Loaned 11,952,763
Subtotal Other Investments $268,447,781
Total Investments at Value $1,500,324,623
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,965,796 4,965,796 – –
Call Options Written 3,711 – – 3,711
Total Asset Derivatives $4,969,507 $4,965,796 $– $3,711
Liability Derivatives
Futures Contracts 8,660,823 8,660,823 – –
Total Liability Derivatives $8,660,823 $8,660,823 $– $–

Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
44
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
GS
-
Goldman Sachs
The following table presents Aggressive Allocation Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling
$32,695,305 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 53 September 2020 $ 7,344,370 $ 31,739
CBOT 2-Yr. U.S. Treasury Note 30 September 2020 6,624,233 611
CBOT U.S. Long Bond 25 September 2020 4,391,804 72,259
CME E-mini S&P 500 Index 1,634 September 2020 249,435,651 3,033,688
CME Euro Foreign Exchange Currency 161 September 2020 22,892,051 (244,382)
CME Ultra Long Term U.S. Treasury Bond 24 September 2020 5,197,205 38,545
Eurex Euro STOXX 50 Index 621 September 2020 22,203,314 304,168
ICE mini MSCI EAFE Index 138 September 2020 12,181,559 89,401
ICE US mini MSCI Emerging Markets Index 1,713 September 2020 83,029,820 1,395,385
Total Futures Long Contracts $ 413,300,007 $ 4,721,414
CBOT 5-Yr. U.S. Treasury Note (124) September 2020 ( $ 15,544,238) ( $ 47,793)
CME E-mini Russell 2000 Index (1,266) September 2020 (87,133,865) (3,866,215)
CME E-mini S&P Mid-Cap 400 Index (993) September 2020 (172,183,511) (4,481,119)
Ultra 10-Yr. U.S. Treasury Note (20) September 2020 (3,128,373) (21,314)
Total Futures Short Contracts ( $ 277,989,987) ($8,416,441)
Total Futures Contracts $ 135,310,020 ($3,695,027)
The following table presents Aggressive Allocation Portfolio's options contracts held as of June 30, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNCL Conventional 30-Yr. Pass
Through Call Option
(*)
GS (3) $ 103.67 July 2020 (2,605,176) ( $ 4,297) $ 3,711
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($4,297) $3,711
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
45
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,822,642
Total Equity Contracts 4,822,642
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 143,154
Options Written Net Assets - Distributable earnings/(accumulated loss) 3,711
Total Interest Rate Contracts 146,865
Total Asset Derivatives $4,969,507
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 244,382
Total Foreign Exchange Contracts 244,382
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 8,347,334
Total Equity Contracts 8,347,334
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 69,107
Total Interest Rate Contracts 69,107
Total Liability Derivatives $8,660,823
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains /( losses) and Statement of Operations location, for the period ended June 30, 2020, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (6,691,732)
Total Equity Contracts
(6,691,732)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (201,869)
Total Foreign Exchange Contracts (201,869)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 712,654
Total Interest Rate Contracts
712,654
Total ($6,180,947)

Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
46
The following table summarizes the change in net unrealized appreciation /( depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (713,339)
Total Foreign Exchange Contracts (713,339)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,449,582)
Total Equity Contracts (6,449,582)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 3,711
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 209,367
Total Interest Rate Contracts 213,078
Total ($6,949,843)
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $370,377,293
Futures - Short (249,016,292)
Interest Rate Contracts
Futures - Long 18,259,443
Futures - Short (12,675,369)
Written Options (285,438)
Foreign Exchange Contracts
Futures - Long 35,913,431

Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
47
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $22,000 $– $21,975 2,365 1.5%
Core International Equity 66,155 – – 57,199 6,785 3.9
Core Low Volatility Equity 64,230 30,000 – 88,359 7,868 6.1
Global Stock 57,741 6,626 – 53,958 4,701 3.7
High Yield 10,023 267 – 9,361 2,154 0.6
Income 5,559 113 – 5,874 535 0.4
International Allocation 138,230 5,662 8,000 110,353 13,124 7.5
International Index Portfolio* – 8,000 – 8,823 826 0.6
Large Cap Value 71,333 2,626 – 60,416 3,884 4.1
Limited Maturity Bond 9,999 115 – 10,193 1,019 0.7
Mid Cap Stock 85,507 3,272 – 77,408 4,586 5.3
Small Cap Stock 50,260 5,371 – 42,866 2,947 2.9
Total Affiliated Registered Investment
Companies
559,037
546,785 37.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 144,108 159,575 214,869 88,963 8,887 6.1
Total Affiliated Short-Term Investments
144,108
88,963 6.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,245 92,797 91,089 11,953 11,953 0.8
Total Collateral Held for Securities Loaned
10,245
11,953 0.8
Total Value
$713,390
$647,701
*   Non-income producing security.
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $(25) – $–
Core International Equity – (8,956) – –
Core Low Volatility Equity – (5,871) – –
Global Stock – (10,409) 5,669 957
High Yield – (929) – 267
Income – 202 28 85
International Allocation (7,184) (18,355) 1,932 3,730
International Index* – 823 – –
Large Cap Value – (13,543) 1,393 1,234
Limited Maturity Bond – 79 – 116
Mid Cap Stock – (11,371) 2,864 409
Small Cap Stock – (12,765) 5,053 317
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% (27) 176 – 832
Total Income/Non Income Cash from Affiliated
Investments $7,947
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 55
Total Affiliated Income from Securities Loaned, Net $55
Total Value $(7,211) $(80,944) $16,939
*   Non-income producing security.

All Cap Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
48
Shares Common Stock ( 98.2% ) Value
Communications Services (4.8%)
730 Alphabet, Inc., Class A
a
$ 1,035,176
21,720 Comcast Corporation 846,646
12,490 Facebook, Inc.
a
2,836,104
27,950 QuinStreet, Inc.
a
292,357
9,590 Verizon Communications, Inc. 528,697
Total 5,538,980
Consumer Discretionary (11.3%)
1,750 Amazon.com, Inc.
a
4,827,935
1,140 AutoZone, Inc.
a
1,286,057
3,020 Burlington Stores, Inc.
a
594,729
9,270 Canada Goose Holdings, Inc.
a
214,786
1,020 Chipotle Mexican Grill, Inc.
a
1,073,407
6,130 Dollar Tree, Inc.
a
568,129
990 Domino's Pizza, Inc. 365,746
2,010 Netflix, Inc.
a
914,630
180 NVR, Inc.
a
586,575
10,132 Planet Fitness, Inc.
a
613,695
17,980 Sony Corporation ADR 1,242,957
6,720 Texas Roadhouse, Inc. 353,270
2,343 Wingstop, Inc. 325,607
Total 12,967,523
Consumer Staples (6.2%)
53,330 Alimentation Couche-Tard, Inc. 1,672,259
3,310 Casey's General Stores, Inc. 494,911
15,040 Church & Dwight Company, Inc. 1,162,592
2,730 Costco Wholesale Corporation 827,763
18,420 Philip Morris International, Inc. 1,290,505
17,060 Sysco Corporation 932,500
28,220 Turning Point Brands, Inc. 702,960
Total 7,083,490
Energy (2.9%)
26,590 BP plc ADR 620,079
26,550 Marathon Petroleum Corporation 992,439
55,170 Nine Energy Service, Inc.
a
107,581
9,120 Pioneer Natural Resources
Company 891,024
4,520 Valero Energy Corporation 265,866
71,720 WPX Energy, Inc.
a
457,574
Total 3,334,563
Financials (12.2%)
9,880 American Express Company 940,576
17,290 Arch Capital Group, Ltd.
a
495,358
24,660 Assured Guaranty, Ltd. 601,951
44,140 Bank of America Corporation 1,048,325
2,590 Cboe Global Markets, Inc. 241,595
22,190 Citigroup, Inc. 1,133,909
15,450 Essent Group, Ltd. 560,371
89,911 Everi Holdings, Inc.
a
463,941
13,900 First Republic Bank 1,473,261
14,800 Hartford Financial Services Group,
Inc. 570,540
11,130 Interactive Brokers Group, Inc. 464,900
10,160 Intercontinental Exchange, Inc. 930,656
10,800 J.P. Morgan Chase & Company 1,015,848
450 Markel Corporation
a
415,426
24,351 Prosight Global, Inc.
a
216,724
4,640 S&P Global, Inc. 1,528,787
34,970 Spirit of Texas Bancshares, Inc.
a
430,481
2,620 SVB Financial Group
a
564,689
Shares Common Stock (98.2%) Value
Financials (12.2%) - continued
10,310 Western Alliance Bancorp $ 390,440
15,460 Zions Bancorporations NA 525,640
Total 14,013,418
Health Care (13.8%)
13,180 Abbott Laboratories 1,205,047
9,600 BioMarin Pharmaceutical, Inc.
a
1,184,064
8,170 Catalent, Inc.
a
598,861
14,600 Centene Corporation
a
927,830
8,140 Cigna Holding Company 1,527,471
1,430 Dexcom, Inc.
a
579,722
5,620 Guardant Health, Inc.
a
455,951
4,470 Jazz Pharmaceuticals, Inc.
a
493,220
16,040 Johnson & Johnson 2,255,705
5,350 LHC Group, Inc.
a
932,612
17,680 Medtronic plc 1,621,256
20,490 Merck & Company, Inc. 1,584,492
12,430 Syneos Health, Inc.
a
724,047
5,970 Vertex Pharmaceuticals, Inc.
a
1,733,151
Total 15,823,429
Industrials (10.2%)
10,350 A.O. Smith Corporation 487,692
24,540 Altra Industrial Motion Corporation 781,844
14,160 Arcosa, Inc. 597,552
7,510 Honeywell International, Inc. 1,085,871
2,890 Huntington Ingalls Industries, Inc. 504,276
8,980 Kansas City Southern 1,340,624
19,690 Kratos Defense & Security
Solutions, Inc.
a
307,755
3,070 Lockheed Martin Corporation 1,120,304
16,100 Meritor, Inc.
a
318,780
2,840 Nordson Corporation 538,776
4,860 Parker-Hannifin Corporation 890,692
13,630 Ritchie Brothers Auctioneers, Inc. 556,786
4,660 Roper Industries, Inc. 1,809,292
3,550 Valmont Industries, Inc. 403,351
5,750 Waste Connections, Inc. 539,293
18,540 Willdan Group, Inc.
a
463,685
Total 11,746,573
Information Technology (26.4%)
4,010 Adobe, Inc.
a
1,745,593
6,370 Akamai Technologies, Inc.
a
682,163
4,910 Alliance Data Systems Corporation 221,539
1,680 ANSYS, Inc.
a
490,107
9,100 Apple, Inc. 3,319,680
8,920 Atlassian Corporation plc
a
1,608,008
7,200 Blackline, Inc.
a
596,952
45,350 Change Healthcare, Inc.
a
507,920
10,290 Ciena Corporation
a
557,307
17,820 Cisco Systems, Inc. 831,125
8,600 Dolby Laboratories, Inc. 566,482
3,960 Euronet Worldwide, Inc.
a
379,447
4,270 F5 Networks, Inc.
a
595,580
9,190 Five9, Inc.
a
1,017,057
25,920 Juniper Networks, Inc. 592,531
25,340 Lattice Semiconductor
Corporation
a
719,403
5,290 MasterCard, Inc. 1,564,253
13,610 Microsoft Corporation 2,769,771
16,560 National Instruments Corporation 641,038
27,660 Nuance Communications, Inc.
a
699,936
4,420 NVIDIA Corporation 1,679,202

All Cap Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
49
Shares Common Stock (98.2%) Value
Information Technology (26.4%) - continued
9,000 PayPal Holdings, Inc.
a
$ 1,568,070
7,380 Salesforce.com, Inc.
a
1,382,495
5,640 ServiceNow, Inc.
a
2,284,538
10,150 Visa, Inc. 1,960,676
13,840 Xilinx, Inc. 1,361,718
Total 30,342,591
Materials (3.4%)
5,210 Ball Corporation 362,043
5,160 CF Industries Holdings, Inc. 145,202
15,490 Eastman Chemical Company 1,078,724
18,460 Element Solutions, Inc.
a
200,291
5,820 FMC Corporation 579,788
34,840 Louisiana-Pacific Corporation 893,646
11,160 Nucor Corporation 462,136
1,760 United States Lime & Minerals, Inc. 148,614
Total 3,870,444
Real Estate (3.9%)
3,390 Alexandria Real Estate Equities,
Inc. 550,027
2,340 AvalonBay Communities, Inc. 361,858
5,900 Camden Property Trust 538,198
10,615 Cousins Properties, Inc. 316,645
2,360 Crown Castle International
Corporation 394,946
15,540 Duke Realty Corporation 549,961
730 Equinix, Inc. 512,679
21,090 Physicians Realty Trust 369,497
4,390 Prologis, Inc. 409,719
6,790 QTS Realty Trust, Inc. 435,171
Total 4,438,701
Utilities (3.1%)
10,600 Duke Energy Corporation 846,834
8,140 Evergy, Inc. 482,621
21,820 FirstEnergy Corporation 846,180
7,090 NorthWestern Corporation 386,547
10,000 PNM Resources, Inc. 384,400
29,970 Vistra Energy Corporation 558,041
Total 3,504,623
Total Common Stock
(cost $100,861,863) 112,664,335
Shares
Registered Investment
Companies ( 0.9% ) Value
Unaffiliated  (0.9%)
12,930 Materials Select Sector SPDR
Fund 728,605
7,740 SPDR S&P Homebuilders ETF 339,786
Total 1,068,391
Total Registered Investment
Companies (cost $1,095,045) 1,068,391
Shares Short-Term Investments ( 0.9% ) Value
Thrivent Core Short-Term Reserve
Fund
103,332 0.750% $ 1,034,349
Total Short-Term Investments
(cost $1,032,055) 1,034,349
Total Investments (cost
$102,988,963) 100.0% $114,767,075
Other Assets and Liabilities, Net
<0.1% 36,260
Total Net Assets 100.0% $114,803,335
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 20,195,206
Gross unrealized depreciation (8,535,447)
Net unrealized appreciation (depreciation) $ 11,659,759
Cost for federal income tax purposes $ 103,107,316

All Cap Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
50
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,538,980 5,538,980 – –
Consumer Discretionary 12,967,523 12,967,523 – –
Consumer Staples 7,083,490 5,411,231 1,672,259 –
Energy 3,334,563 3,334,563 – –
Financials 14,013,418 14,013,418 – –
Health Care 15,823,429 15,823,429 – –
Industrials 11,746,573 11,746,573 – –
Information Technology 30,342,591 30,342,591 – –
Materials 3,870,444 3,870,444 – –
Real Estate 4,438,701 4,438,701 – –
Utilities 3,504,623 3,504,623 – –
Registered Investment Companies
Unaffiliated 1,068,391 1,068,391 – –
Subtotal Investments in Securities $113,732,726 $112,060,467 $1,672,259 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,034,349
Subtotal Other Investments $1,034,349
Total Investments at Value $114,767,075
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $1,093 $5,896 $5,955 $1,034 103 0.9%
Total Affiliated Short-Term Investments
1,093
1,034 0.9
Total Value
$1,093
$1,034
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(2) $2 – $15
Total Income/Non Income Cash from Affiliated Investments $15
Total Value $(2) $2 $–

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
51
Principal
Amount Bank Loans ( 15.2% ) Value
% of
Net
Assets
Basic Materials (0.7%)
Other Securities
^
$ 2,897,691 0.7%
Total 2,897,691
Capital Goods (1.5%)
TransDigm, Inc., Term Loan
$ 1,223,850 2.428%, (LIBOR 1M +
2.250%), 12/9/2025
a,b
1,097,965 0.3%
Vertiv Group Corporation,
Term Loan
1,167,075 3.183%, (LIBOR 1M +
3.000%), 3/2/2027
a,b
1,099,968 0.3%
Other Securities
^
3,779,783 0.9%
Total 5,977,716
Communications Services (4.0%)
CenturyLink, Inc., Term Loan
1,771,100 2.428%, (LIBOR 1M +
2.250%), 3/15/2027
a,b
1,665,826 0.4%
Coral-US Co-Borrower, LLC,
Term Loan
1,440,000 2.428%, (LIBOR 1M +
2.250%), 1/31/2028
a,b
1,365,307 0.3%
CSC Holdings, LLC, Term
Loan
1,336,650 2.685%, (LIBOR 1M +
2.500%), 4/15/2027
a,b
1,265,286 0.3%
Nexstar Broadcasting, Inc.,
Term Loan
1,210,000 2.923%, (LIBOR 1M +
2.750%), 9/19/2026
a,b,c,d
1,148,423 0.3%
Virgin Media Bristol, LLC,
Term Loan
1,170,000 2.685%, (LIBOR 1M +
2.500%), 1/31/2028
a,b
1,114,718 0.3%
Other Securities
^
9,990,377 2.4%
Total 16,549,937
Consumer Cyclical (2.2%)
1011778 B.C., LLC, Term
Loan
1,253,700 1.928%, (LIBOR 1M +
1.750%), 11/19/2026
a,b
1,186,000 0.3%
LCPR Loan Financing, LLC,
Term Loan
1,120,000 5.185%, (LIBOR 1M +
5.000%), 10/15/2026
a,b
1,108,800 0.3%
Scientific Games International,
Inc., Term Loan
1,810,222 3.476%, (LIBOR 3M +
2.750%), 8/14/2024
a,b
1,596,616 0.4%
Other Securities
^
5,158,217 1.2%
Total 9,049,633
Principal
Amount Bank Loans (15.2%) Value
% of
Net
Assets
Consumer Non-Cyclical (2.5%)
Bausch Health Americas, Inc.,
Term Loan
$ 1,098,158 3.190%, (LIBOR 1M +
3.000%), 6/1/2025
a,b
$ 1,065,631 0.3%
Global Medical Response,
Inc., Term Loan
1,714,990 4.250%, (LIBOR 3M +
3.250%), 4/28/2022
a,b
1,646,185 0.4%
MPH Acquisition Holdings,
LLC, Term Loan
1,440,000 3.750%, (LIBOR 3M +
2.750%), 6/7/2023
a,b
1,366,200 0.4%
Ortho-Clinical Diagnostics SA,
Term Loan
1,312,044 3.429%, (LIBOR 1M +
3.250%), 6/30/2025
a,b
1,224,308 0.3%
Other Securities
^
4,817,778 1.1%
Total 10,120,102
Energy (0.8%)
Radiate Holdco, LLC, Term
Loan
1,540,219 3.750%, (LIBOR 1M +
3.000%), 2/1/2024
a,b
1,467,059 0.4%
Other Securities
^
1,799,382 0.4%
Total 3,266,441
Financials (1.3%)
Tronox Finance, LLC, Term
Loan
1,235,476 2.982%, (LIBOR 3M +
2.750%), 9/22/2024
a,b
1,183,314 0.3%
Other Securities
^
3,973,661 1.0%
Total 5,156,975
Technology (1.4%)
Clear Channel Outdoor
Holdings, Inc., Term Loan
1,201,374 4.260%, (LIBOR 3M +
3.500%), 8/21/2026
a,b
1,086,042 0.3%
Prime Security Services
Borrower, LLC, Term Loan
1,657,475 4.250%, (LIBOR 3M +
3.250%), 9/23/2026
a,b
1,590,148 0.4%
Rackspace Hosting, Inc.,
Term Loan
1,489,340 4.000%, (LIBOR 3M +
3.000%), 11/3/2023
a,b
1,416,735 0.3%
Other Securities
^
1,701,255 0.4%
Total 5,794,180
Transportation (0.3%)
Other Securities
^
1,135,706 0.3%
Total 1,135,706

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
52
Principal
Amount Bank Loans (15.2%) Value
% of
Net
Assets
Utilities (0.5%)
Other Securities
^
$ 1,951,576 0.5%
Total 1,951,576
Total Bank Loans
(cost $66,525,555) 61,899,957
Shares Common Stock ( 45.6% ) Value
% of
Net
Assets
Communications Services (2.9%)
1,520 Alphabet, Inc., Class A
e
2,155,436 0.5%
4,781 Facebook, Inc.
e
1,085,622 0.3%
24,879 Verizon Communications, Inc. 1,371,579 0.3%
Other Securities
^
7,325,691 1.8%
Total 11,938,328
Consumer Discretionary (4.9%)
1,659 Amazon.com, Inc.
e
4,576,882 1.1%
5,589 Home Depot, Inc. 1,400,100 0.4%
8,437 Lowe's Companies, Inc. 1,140,007 0.3%
Other Securities
^
12,754,440 3.1%
Total 19,871,429
Consumer Staples (2.1%)
10,776 Wal-Mart Stores, Inc. 1,290,749 0.3%
Other Securities
^
7,380,303 1.8%
Total 8,671,052
Energy (1.5%)
Other Securities
^
6,059,990 1.5%
Total 6,059,990
Financials (6.6%)
56,524 Bank of America Corporation 1,342,445 0.3%
22,083 Citigroup, Inc. 1,128,441 0.3%
Other Securities
^
24,611,529 6.0%
Total 27,082,415
Health Care (6.9%)
6,116 Danaher Corporation 1,081,492 0.3%
13,528 Johnson & Johnson 1,902,443 0.5%
13,696 Medtronic plc 1,255,923 0.3%
14,959 Merck & Company, Inc. 1,156,779 0.3%
17,145 Novartis AG 1,493,691 0.4%
16,932 Novo Nordisk AS 1,103,081 0.3%
4,509 Roche Holding AG 1,562,141 0.4%
Other Securities
^
18,666,224 4.4%
Total 28,221,774
Industrials (5.8%)
Other Securities
^
23,570,648 5.8%
Total 23,570,648
Shares Common Stock (45.6%) Value
% of
Net
Assets
Information Technology (10.1%)
25,679 Advanced Micro Devices,
Inc.
e
$ 1,350,972 0.3%
13,142 Apple, Inc. 4,794,202 1.2%
39,337 Cisco Systems, Inc. 1,834,678 0.5%
5,412 MasterCard, Inc. 1,600,328 0.4%
28,520 Microsoft Corporation 5,804,105 1.4%
11,169 Texas Instruments, Inc. 1,418,128 0.4%
6,660 Visa, Inc. 1,286,512 0.3%
Other Securities
^
22,865,258 5.6%
Total 40,954,183
Materials (2.0%)
Other Securities
^
8,044,735 2.0%
Total 8,044,735
Real Estate (2.0%)
Other Securities
^
8,119,954 2.0%
Total 8,119,954
Utilities (0.8%)
Other Securities
^
3,143,164 0.8%
Total 3,143,164
Total Common Stock
(cost $168,444,755) 185,677,672
Principal
Amount
Long-Term Fixed Income
( 25.3% ) Value
% of
Net
Assets
Asset-Backed Securities (2.0%)
Other Securities
^
8,249,837 2.0%
Total 8,249,837
Basic Materials (0.5%)
Other Securities
^
1,894,827 0.5%
Total 1,894,827
Capital Goods (1.1%)
Other Securities
^
4,411,988 1.1%
Total 4,411,988
Collateralized Mortgage Obligations
(4.7%)
Antler Mortgage Trust
1,129,267 4.335%, 7/25/2022, Ser.
2018-RTL1, Class A1
f
1,131,657 0.3%
Banc of America Alternative
Loan Trust
229,991 6.000%, 11/25/2035, Ser.
2005-10, Class 3CB1 202,620 0.1%
Banc of America Mortgage
Securities Trust
253,612 3.967%, 9/25/2035, Ser.
2005-H, Class 3A1
b
230,636 0.1%

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
53
Principal
Amount
Long-Term Fixed Income
(25.3%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(4.7%) - continued
$ 56,273 4.114%, 9/25/2035, Ser.
2005-H, Class 2A1
b
$ 50,967 <0.1%
CHL Mortgage Pass-Through
Trust
412,511 6.000%, 11/25/2037, Ser.
2007-18, Class 1A2 328,510 0.1%
251,785 3.424%, 11/20/2035,
Ser. 2005-HYB7, Class
6A1
b
208,789 0.1%
122,581 3.504%, 12/20/2035,
Ser. 2005-HYB8, Class
3A1
b
118,883 <0.1%
Countrywide Alternative Loan
Trust
276,417 6.500%, 8/25/2036, Ser.
2006-23CB, Class 2A3 149,802 <0.1%
Countrywide Home Loan
Mortgage Pass Through
Trust
147,730 3.559%, 11/25/2035,
Ser. 2005-22, Class 2A1
b
132,046 <0.1%
Federal National Mortgage
Association - REMIC
13,658,680 2.500% - 3.000%,
7/25/2027 - 2/25/2033,
Ser. 2012-73, Class DI
g
812,392 <0.1%
Merrill Lynch Mortgage
Investors Trust
278,816 3.860%, 6/25/2035, Ser.
2005-A5, Class M1
b
145,882 <0.1%
Other Securities
^
15,580,927 4.0%
Total 19,093,111
Commercial Mortgage-Backed Securities
(0.1%)
Federal National Mortgage
Association - ACES
4,981,667 1.468%, 2/25/2031, Ser.
2019-M21, Class X2
b,g
540,703 0.1%
Total 540,703
Communications Services (1.9%)
Other Securities
^
7,606,887 1.9%
Total 7,606,887
Consumer Cyclical (1.6%)
Amazon.com, Inc.
34,000 0.800%, 6/3/2025 34,194 <0.1%
Other Securities
^
6,432,891 1.6%
Total 6,467,085
Consumer Non-Cyclical (1.8%)
Other Securities
^
7,389,310 1.8%
Total 7,389,310
Principal
Amount
Long-Term Fixed Income
(25.3%) Value
% of
Net
Assets
Energy (1.3%)
Other Securities
^
$ 5,410,898 1.3%
Total 5,410,898
Financials (4.3%)
BAC Capital Trust XIV
92,000 4.000%, (LIBOR 3M +
0.400%), 6/17/2020
b,h
82,225 <0.1%
Bank of America Corporation
70,000 4.200%, 8/26/2024 77,675 <0.1%
276,000 6.250%, 9/5/2024
b,h
285,679 0.1%
164,000 5.125%, 6/20/2024
b,h
162,246 0.1%
143,000 3.864%, 7/23/2024
b
155,375 0.1%
115,000 3.550%, 3/5/2024
b
122,882 0.1%
85,000 1.319%, 6/19/2026
b
85,201 <0.1%
82,000 3.499%, 5/17/2022
b
83,948 <0.1%
58,000 2.738%, 1/23/2022
b
58,644 <0.1%
55,000 3.004%, 12/20/2023
b
57,847 <0.1%
35,000 3.458%, 3/15/2025
b
37,962 <0.1%
Other Securities
^
16,270,934 3.9%
Total 17,480,618
Foreign Government (<0.1%)
Other Securities
^
43,110 <0.1%
Total 43,110
Mortgage-Backed Securities (3.4%)
Federal National Mortgage
Association
1,329,179 3.500% - 4.500%,
5/1/2048 - 8/1/2049 1,409,117 0.3%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
1,910,000 2.000%, 7/1/2035
d
1,975,432 0.5%
1,475,000 2.500%, 7/1/2035
d
1,543,853 0.4%
1,218,000 3.000%, 8/1/2049
d
1,280,618 0.3%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
1,400,000 2.000%, 7/1/2050
d
1,431,992 0.4%
3,300,000 2.500%, 7/1/2050
d
3,438,832 0.9%
1,494,488 3.500% - 8.500%,
11/1/2026 - 7/1/2049
d
1,578,754 0.4%
Other Securities
^
1,038,358 0.2%
Total 13,696,956
Technology (1.4%)
Apple, Inc.
157,000 1.125% - 3.450%,
5/6/2024 - 5/11/2025 170,428 <0.1%
Nuance Communications,
Inc., Convertible
859,000 1.250%, 4/1/2025 1,197,667 0.3%
Other Securities
^
4,434,802 1.1%
Total 5,802,897

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
54
Principal
Amount
Long-Term Fixed Income
(25.3%) Value
% of
Net
Assets
Transportation (0.4%)
Other Securities
^
$ 1,558,386 0.4%
Total 1,558,386
Utilities (0.8%)
Other Securities
^
3,129,285 0.8%
Total 3,129,285
Total Long-Term Fixed
Income
(cost $102,995,881) 102,775,898
Shares
Registered Investment
Companies ( 8.6% ) Value
% of
Net
Assets
Unaffiliated  (1.3%)
41,000 iShares S&P U.S. Preferred
Stock Index Fund 1,420,240 0.4%
Other Securities
^
3,968,315 0.9%
Total 5,388,555
Affiliated  (7.3%)
3,072,282 Thrivent Core Emerging
Markets Debt Fund 29,770,410 7.3%
Total 29,770,410
Total Registered Investment
Companies (cost
$35,444,268) 35,158,965
Shares Preferred Stock ( 1.0% ) Value
% of
Net
Assets
Communications Services (<0.1%)
Other Securities
^
102,813 <0.1%
Total 102,813
Consumer Discretionary (<0.1%)
Other Securities
^
21,087 <0.1%
Total 21,087
Consumer Staples (0.1%)
Other Securities
^
308,864 0.1%
Total 308,864
Energy (0.1%)
Other Securities
^
342,628 0.1%
Total 342,628
Financials (0.7%)
5,000 Bank of America Corporation,
5.000%
h
126,300 <0.1%
Shares Preferred Stock (1.0%) Value
% of
Net
Assets
Financials (0.7%) - continued
120 Bank of America Corporation,
Convertible, 7.250%
h
$ 161,064 0.1%
Other Securities
^
2,395,073 0.6%
Total 2,682,437
Health Care (<0.1%)
Other Securities
^
119,173 <0.1%
Total 119,173
Industrials (0.1%)
Other Securities
^
236,703 0.1%
Total 236,703
Real Estate (<0.1%)
Other Securities
^
20,668 <0.1%
Total 20,668
Utilities (<0.1%)
Other Securities
^
217,787 <0.1%
Total 217,787
Total Preferred Stock
(cost $4,381,001) 4,052,160
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
% of
Net
Assets
1,927,534 Thrivent Cash Management
Trust 1,927,534 0.5%
Total Collateral Held for
Securities Loaned
(cost $1,927,534) 1,927,534
Shares or
Principal
Amount
Short-Term Investments
( 6.9% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
2,437,083 0.750% 24,395,203 6.0%
Other Securities
^
3,799,433 0.9%
Total Short-Term
Investments (cost
$28,142,316) 28,194,636
Total Investments (cost
$407,861,310) 103.1% $419,686,822
Other Assets and Liabilities,
Net (3.1%) (12,489,189)
Total Net Assets 100.0% $407,197,633

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
55
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Non-income producing security.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $43,309,480 or 10.6% of
total net assets.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 552,551
Common Stock 1,324,580
Total lending $1,877,131
Gross amount payable upon return of
collateral for securities loaned $1,927,534
Net amounts due to counterparty
$50,403
Definitions:
ACES - Alternative Credit Enhancement Securities
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 37,227,657
Gross unrealized depreciation (25,745,592)
Net unrealized appreciation (depreciation) $ 11,482,065
Cost for federal income tax purposes $ 408,250,606

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
56
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,897,691 – 2,556,421 341,270
Capital Goods 5,977,716 – 5,566,380 411,336
Communications Services 16,549,937 – 16,549,937 –
Consumer Cyclical 9,049,633 – 9,049,633 –
Consumer Non-Cyclical 10,120,102 – 10,024,798 95,304
Energy 3,266,441 – 3,266,441 –
Financials 5,156,975 – 5,156,975 –
Technology 5,794,180 – 5,794,180 –
Transportation 1,135,706 – 1,135,706 –
Utilities 1,951,576 – 1,951,576 –
Common Stock
Communications Services 11,938,328 9,741,302 2,197,026 –
Consumer Discretionary^ 19,871,429 16,498,207 3,373,222 0
Consumer Staples 8,671,052 6,084,765 2,586,287 –
Energy 6,059,990 4,503,318 1,555,154 1,518
Financials 27,082,415 18,146,405 8,936,010 –
Health Care 28,221,774 20,452,364 7,769,410 –
Industrials 23,570,648 15,914,829 7,648,604 7,215
Information Technology 40,954,183 36,034,857 4,919,326 –
Materials 8,044,735 4,550,936 3,493,799 –
Real Estate 8,119,954 5,293,049 2,826,905 –
Utilities 3,143,164 2,751,308 391,856 –
Long-Term Fixed Income
Asset-Backed Securities 8,249,837 – 8,249,837 –
Basic Materials 1,894,827 – 1,894,827 –
Capital Goods 4,411,988 – 4,411,988 –
Collateralized Mortgage Obligations 19,093,111 – 18,643,111 450,000
Commercial Mortgage-Backed Securities 540,703 – 540,703 –
Communications Services 7,606,887 – 7,606,887 –
Consumer Cyclical 6,467,085 – 6,467,085 –
Consumer Non-Cyclical 7,389,310 – 7,389,310 –
Energy 5,410,898 – 5,410,898 –
Financials 17,480,618 – 17,480,618 –
Foreign Government 43,110 – 43,110 –
Mortgage-Backed Securities 13,696,956 – 13,696,956 –
Technology 5,802,897 – 5,802,897 –
Transportation 1,558,386 – 1,558,386 –
Utilities 3,129,285 – 3,129,285 –
Registered Investment Companies
Unaffiliated 5,388,555 5,388,555 – –
Preferred Stock
Communications Services 102,813 102,813 – –
Consumer Discretionary 21,087 21,087 – –
Consumer Staples 308,864 308,864 – –
Energy 342,628 342,628 – –
Financials 2,682,437 2,589,337 93,100 –
Health Care 119,173 119,173 – –
Industrials 236,703 236,703 – –
Real Estate 20,668 20,668 – –
Utilities 217,787 217,787 – –
Short-Term Investments 3,799,433 – 3,799,433 –
Subtotal Investments in Securities $363,593,675 $149,318,955 $212,968,077 $1,306,643
Other Investments  * Total
Affiliated Registered Investment Companies 29,770,410
Affiliated Short-Term Investments 24,395,203
Collateral Held for Securities Loaned 1,927,534
Subtotal Other Investments $56,093,147
Total Investments at Value $419,686,822

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
57
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 103,324 103,324 – –
Credit Default Swaps 1,785 – 1,785 –
Total Asset Derivatives $105,109 $103,324 $1,785 $–
Liability Derivatives
Futures Contracts 59,260 59,260 – –
Total Liability Derivatives $59,260 $59,260 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling
$1,699,679 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 47 September 2020 $ 7,201,916 $ 60,054
CME Ultra Long Term U.S. Treasury Bond 10 September 2020 2,165,502 16,061
ICE mini MSCI EAFE Index 42 September 2020 3,707,431 27,209
Total Futures Long Contracts $ 13,074,849 $ 103,324
CBOT 10-Yr. U.S. Treasury Note (41) September 2020 ( $ 5,679,649) ( $ 26,398)
CBOT 2-Yr. U.S. Treasury Note (12) September 2020 (2,649,244) (693)
CBOT 5-Yr. U.S. Treasury Note (5) September 2020 (626,784) (1,927)
CBOT U.S. Long Bond (24) September 2020 (4,262,719) (22,782)
Ultra 10-Yr. U.S. Treasury Note (7) September 2020 (1,094,931) (7,460)
Total Futures Short Contracts ( $ 14,313,327) ($59,260)
Total Futures Contracts ( $ 1,238,478) $44,064

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
58
The following table presents Balanced Income Plus Portfolio's swaps contracts held as of June 30, 2020. Investments totaling $99,970 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 513,000) $ – $ 1,785 $ 1,785
Total Credit Default Swaps $– $1,785 $1,785
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Balanced Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 87,263
Total Equity Contracts 87,263
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 16,061
Total Interest Rate Contracts 16,061
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,785
Total Credit Contracts 1,785
Total Asset Derivatives $105,109
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 59,260
Total Interest Rate Contracts 59,260
Total Liability Derivatives $59,260
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
59
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 2,767,951
Total Equity Contracts
2,767,951
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (172,779)
Total Foreign Exchange Contracts (172,779)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (143,632)
Total Interest Rate Contracts
(143,632)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 297
Total Credit Contracts
297
Total $2,451,837
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 77,855
Total Equity Contracts 77,855
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (11,521)
Total Interest Rate Contracts (11,521)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,785
Total Credit Contracts 1,785
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (75,710)
Total Foreign Exchange Contracts (75,710)
Total ($7,591)
The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $13,250,660
Futures - Short (2,589,356)
Interest Rate Contracts
Futures - Long 6,295,881
Futures - Short (8,645,005)
Foreign Exchange Contracts
Futures - Long 3,891,477
Credit Contracts
Credit Default Swaps - Sell
Protection (155)

Balanced Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
60
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $29,953 $667 $100 $29,770 3,072 7.3%
Total Affiliated Registered Investment
Companies
29,953
29,770 7.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 24,791 81,962 82,400 24,395 2,437 6.0
Total Affiliated Short-Term Investments
24,791
24,395 6.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,787 36,660 37,519 1,928 1,928 0.5
Total Collateral Held for Securities Loaned
2,787
1,928 0.5
Total Value
$57,531
$56,093
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(15) $(735) – $667
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% (10) 52 – 173
Total Income/Non Income Cash from Affiliated
Investments $840
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $(25) $(683) $–

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
61
Principal
Amount Bank Loans ( 11.7% ) Value
% of
Net
Assets
Basic Materials (0.6%)
Other Securities
^
$ 4,679,966 0.6%
Total 4,679,966
Capital Goods (1.1%)
Other Securities
^
8,907,202 1.1%
Total 8,907,202
Communications Services (3.2%)
CenturyLink, Inc., Term Loan
$ 2,542,225 2.428%, (LIBOR 1M +
2.250%), 3/15/2027
a,b
2,391,115 0.3%
Coral-US Co-Borrower, LLC,
Term Loan
2,065,000 2.428%, (LIBOR 1M +
2.250%), 1/31/2028
a,b
1,957,888 0.3%
CSC Holdings, LLC, Term
Loan
1,855,350 2.685%, (LIBOR 1M +
2.500%), 4/15/2027
a,b
1,756,293 0.2%
Other Securities
^
18,327,818 2.4%
Total 24,433,114
Consumer Cyclical (1.8%)
Scientific Games International,
Inc., Term Loan
2,514,908 3.476%, (LIBOR 3M +
2.750%), 8/14/2024
a,b
2,218,149 0.3%
Other Securities
^
11,358,022 1.5%
Total 13,576,171
Consumer Non-Cyclical (1.8%)
Global Medical Response,
Inc., Term Loan
2,184,000 4.250%, (LIBOR 3M +
3.250%), 4/28/2022
a,b
2,096,378 0.3%
MPH Acquisition Holdings,
LLC, Term Loan
2,003,523 3.750%, (LIBOR 3M +
2.750%), 6/7/2023
a,b
1,900,842 0.2%
Ortho-Clinical Diagnostics SA,
Term Loan
1,871,221 3.429%, (LIBOR 1M +
3.250%), 6/30/2025
a,b
1,746,092 0.2%
Other Securities
^
8,396,168 1.1%
Total 14,139,480
Energy (0.6%)
Radiate Holdco, LLC, Term
Loan
2,066,623 3.750%, (LIBOR 1M +
3.000%), 2/1/2024
a,b
1,968,458 0.2%
Other Securities
^
2,800,385 0.4%
Total 4,768,843
Principal
Amount Bank Loans (11.7%) Value
% of
Net
Assets
Financials (1.0%)
Other Securities
^
$ 7,650,072 1.0%
Total 7,650,072
Technology (1.1%)
Prime Security Services
Borrower, LLC, Term Loan
2,362,150 4.250%, (LIBOR 3M +
3.250%), 9/23/2026
a,b
2,266,199 0.3%
Rackspace Hosting, Inc.,
Term Loan
2,069,215 4.000%, (LIBOR 3M +
3.000%), 11/3/2023
a,b
1,968,340 0.2%
Other Securities
^
4,492,568 0.6%
Total 8,727,107
Transportation (0.2%)
Other Securities
^
1,626,426 0.2%
Total 1,626,426
Utilities (0.3%)
Other Securities
^
2,655,810 0.3%
Total 2,655,810
Total Bank Loans
(cost $98,411,403) 91,164,191
Principal
Amount
Long-Term Fixed Income
( 50.7% ) Value
% of
Net
Assets
Asset-Backed Securities (3.9%)
Cent CLO, LP
2,950,000 3.291%, (LIBOR 3M +
2.300%), 10/25/2028,
Ser. 2018-27A, Class B
b,c
2,852,632 0.4%
OZLM Funding II, Ltd.
2,435,000 2.260%, (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,c
2,359,167 0.3%
OZLM IX, Ltd.
1,875,000 2.685%, (LIBOR 3M +
1.550%), 10/20/2031,
Ser. 2014-9A, Class
A1BR
b,c
1,823,310 0.2%
Park Avenue Institutional
Advisers CLO, Ltd.
2,400,000 2.635%, (LIBOR 3M +
1.500%), 10/20/2031,
Ser. 2018-1A, Class
A1B
b,c
2,370,929 0.3%
Pretium Mortgage Credit
Partners, LLC
1,948,497 3.721%, 1/25/2059, Ser.
2019-CFL1, Class A1
c,d
1,932,023 0.3%

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
62
Principal
Amount
Long-Term Fixed Income
(50.7%) Value
% of
Net
Assets
Asset-Backed Securities (3.9%) -
continued
Sound Point CLO XXI, Ltd.
$ 2,400,000 2.441%, (LIBOR 3M +
1.450%), 10/26/2031,
Ser. 2018-3A, Class
A1B
b,c
$ 2,307,528 0.3%
Vericrest Opportunity Loan
Transferee
1,863,884 3.352%, 9/25/2049, Ser.
2019-NPL5, Class A1A
c,d
1,864,558 0.2%
Other Securities
^
14,785,408 1.9%
Total 30,295,555
Basic Materials (0.9%)
Other Securities
^
7,131,202 0.9%
Total 7,131,202
Capital Goods (2.0%)
Other Securities
^
15,477,350 2.0%
Total 15,477,350
Collateralized Mortgage Obligations
(9.8%)
Alternative Loan Trust
531,292 6.000%, 8/1/2036, Ser.
2006-24CB, Class A9 419,465 0.1%
Antler Mortgage Trust
3,318,662 4.335%, 7/25/2022, Ser.
2018-RTL1, Class A1
c
3,325,687 0.4%
Banc of America Alternative
Loan Trust
834,991 6.000%, 11/25/2035, Ser.
2005-10, Class 3CB1 735,619 0.1%
Banc of America Mortgage
Securities Trust
1,014,447 3.967%, 9/25/2035, Ser.
2005-H, Class 3A1
b
922,543 0.1%
Bear Stearns Adjustable Rate
Mortgage Trust
55,063 4.270%, (CMT 1Y +
2.300%), 10/25/2035,
Ser. 2005-9, Class A1
b
54,249 <0.1%
CHL Mortgage Pass-Through
Trust
1,289,096 6.000%, 11/25/2037, Ser.
2007-18, Class 1A2 1,026,593 0.1%
1,009,805 3.424%, 11/20/2035,
Ser. 2005-HYB7, Class
6A1
b
837,367 0.1%
400,432 3.504%, 12/20/2035,
Ser. 2005-HYB8, Class
3A1
b
388,353 0.1%
Countrywide Alternative Loan
Trust
1,781,921 5.000% - 6.500%,
3/25/2035 - 8/25/2036,
Ser. 2006-23CB, Class
2A3 1,275,086 0.2%
Principal
Amount
Long-Term Fixed Income
(50.7%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(9.8%) - continued
$ 278,661 3.597%, 10/25/2035,
Ser. 2005-43, Class 1A1
b
$ 259,757 <0.1%
263,292 3.355%, 10/25/2035,
Ser. 2005-43, Class 4A1
b
241,822 <0.1%
Countrywide Home Loan
Mortgage Pass Through
Trust
433,342 3.559%, 11/25/2035,
Ser. 2005-22, Class 2A1
b
387,334 0.1%
Federal Home Loan Mortgage
Corporation
2,963,899 3.500%, 8/15/2035, Ser.
345, Class C8
e
326,523 <0.1%
Federal Home Loan Mortgage
Corporation - REMIC
22,331,712 2.500% - 3.500%,
12/15/2022 - 4/15/2033,
Ser. 4119, Class KI
e
1,588,154 0.1%
Federal National Mortgage
Association - REMIC
41,213,393 2.500% - 3.500%,
7/25/2027 - 2/25/2033,
Ser. 2012-121, Class BI
e
2,487,997 0.1%
Greenpoint Mortgage Funding
Trust
393,543 0.385%, (LIBOR 1M +
0.200%), 10/25/2045,
Ser. 2005-AR4, Class
G41B
b
339,088 <0.1%
IndyMac INDX Mortgage Loan
Trust
2,054,325 0.395%, (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
1,805,718 0.2%
J.P. Morgan Alternative Loan
Trust
607,136 6.500%, 3/25/2036, Ser.
2006-S1, Class 1A19 493,066 0.1%
Merrill Lynch Alternative Note
Asset Trust
342,284 6.000%, 3/25/2037, Ser.
2007-F1, Class 2A1 229,932 <0.1%
Merrill Lynch Mortgage
Investors Trust
785,754 3.860%, 6/25/2035, Ser.
2005-A5, Class M1
b
411,122 0.1%
Structured Asset Mortgage
Investments, Inc.
586,936 0.495%, (LIBOR 1M +
0.310%), 12/25/2035,
Ser. 2005-AR4, Class A1
b
534,816 0.1%
Toorak Mortgage Corporation
1,750,000 4.336%, 8/25/2021, Ser.
2018-1, Class A1
c,d
1,750,647 0.2%
2,000,000 4.458%, 3/25/2022, Ser.
2019-1, Class A1
c,d
2,004,964 0.3%
Vericrest Opportunity Loan
Transferee
1,750,000 3.475%, 3/25/2050, Ser.
2020-NPL5, Class A1B
c,d
1,682,827 0.2%
3,600,000 4.090%, 11/25/2049, Ser.
2019-NPL8, Class A1B
c,d
3,466,422 0.5%

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
63
Principal
Amount
Long-Term Fixed Income
(50.7%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(9.8%) - continued
$ 2,200,000 4.090%, 11/26/2049, Ser.
2019-NPL9, Class A1B
c,d
$ 2,140,384 0.3%
WaMu Mortgage Pass
Through Certificates
821,372 1.990%, (COF 11 +
1.250%), 3/25/2047, Ser.
2007-OA2, Class 2A
b
745,384 0.1%
732,274 2.384%, (12 MTA +
0.880%), 10/25/2046,
Ser. 2006-AR13, Class
1A
b
641,442 0.1%
Washington Mutual Mortgage
Pass Through Certificates
1,159,101 6.000% - 7.000%,
11/25/2035 - 4/25/2037,
Ser. 2005-10, Class 2A9 819,496 0.2%
Washington Mutual Mortgage
Pass-Through Certificates
335,490 6.000%, 3/25/2035, Ser.
2005-1, Class 2A 331,105 <0.1%
Other Securities
^
44,209,638 5.9%
Total 75,882,600
Commercial Mortgage-Backed Securities
(0.3%)
Federal National Mortgage
Association - ACES
20,923,000 1.468%, 2/25/2031, Ser.
2019-M21, Class X2
b,e
2,270,951 0.3%
Total 2,270,951
Communications Services (3.3%)
GCI Liberty, Inc., Convertible
1,239,000 1.750%, 9/30/2046
c
1,732,093 0.2%
Other Securities
^
23,800,875 3.1%
Total 25,532,968
Consumer Cyclical (2.9%)
Other Securities
^
22,751,977 2.9%
Total 22,751,977
Consumer Non-Cyclical (3.4%)
VRX Escrow Corporation
1,895,000 6.125%, 4/15/2025
c
1,922,042 0.3%
Other Securities
^
24,740,931 3.1%
Total 26,662,973
Energy (2.5%)
Other Securities
^
19,118,669 2.5%
Total 19,118,669
Principal
Amount
Long-Term Fixed Income
(50.7%) Value
% of
Net
Assets
Financials (7.6%)
BAC Capital Trust XIV
$ 248,000 4.000%, (LIBOR 3M +
0.400%), 6/17/2020
b,f
$ 221,650 <0.1%
Bank of America Corporation
244,000 4.200%, 8/26/2024 270,754 0.1%
750,000 6.250%, 9/5/2024
b,f
776,302 0.1%
564,000 5.125%, 6/20/2024
b,f
557,968 0.1%
497,000 3.864%, 7/23/2024
b
540,010 0.1%
328,000 3.550%, 3/5/2024
b
350,482 0.1%
279,000 1.319%, 6/19/2026
b
279,660 0.1%
224,000 3.499%, 5/17/2022
b
229,322 <0.1%
218,000 2.738%, 1/23/2022
b
220,421 <0.1%
200,000 3.004%, 12/20/2023
b
210,352 <0.1%
113,000 3.458%, 3/15/2025
b
122,565 <0.1%
J.P. Morgan Chase &
Company
497,000 3.375% - 3.875%,
5/1/2023 - 9/10/2024 541,237 0.2%
1,132,000 5.000%, 8/1/2024
b,f
1,088,763 0.2%
726,000 4.600%, 2/1/2025
b,f
647,302 0.1%
476,000 4.023%, 12/5/2024
b
524,501 0.1%
362,000 5.150%, 5/1/2023
b,f
352,045 0.1%
272,000 2.776%, 4/25/2023
b
281,611 0.1%
215,000 2.250%, (LIBOR 3M +
1.230%), 10/24/2023
b
217,349 <0.1%
111,000 2.083%, 4/22/2026
b
115,166 <0.1%
97,000 1.514%, 6/1/2024
b
98,569 <0.1%
Other Securities
^
51,352,613 6.2%
Total 58,998,642
Foreign Government (<0.1%)
Other Securities
^
136,516 <0.1%
Total 136,516
Mortgage-Backed Securities (10.4%)
Federal Home Loan Mortgage
Corporation Conventional
15-Yr. Pass Through
152,438 3.500%, 5/1/2034 160,614 <0.1%
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
4,907,545 3.000%, 3/25/2050 5,172,359 0.7%
2,447,654 3.000%, 4/1/2050 2,579,732 0.3%
1,511,562 3.500%, 7/1/2047 1,596,081 0.2%
Federal National Mortgage
Association
2,315,478 3.500%, 10/1/2048 2,440,029 0.3%
2,700,907 3.500%, 8/1/2049 2,856,396 0.4%
2,191,978 3.500% - 4.500%,
5/1/2048 - 6/1/2049 2,340,996 0.3%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
11,050,000 2.000%, 7/1/2035
g
11,428,549 1.5%
10,250,000 2.500%, 7/1/2035
g
10,728,467 1.4%
10,088,000 3.000%, 8/1/2049
g
10,606,631 1.4%
950,000 2.000%, 8/1/2035
g
981,023 0.1%

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
64
Principal
Amount
Long-Term Fixed Income
(50.7%) Value
% of
Net
Assets
Mortgage-Backed Securities (10.4%) -
continued
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
$ 5,600,000 2.000%, 7/1/2050
g
$ 5,727,969 0.7%
19,502,000 2.500%, 7/1/2050
g
20,322,455 2.6%
3,325,739 4.000%, 7/1/2048 3,521,605 0.5%
Total 80,462,906
Technology (1.9%)
Nuance Communications,
Inc., Convertible
1,563,000 1.250%, 4/1/2025 2,179,224 0.3%
Other Securities
^
12,381,862 1.6%
Total 14,561,086
Transportation (0.6%)
Other Securities
^
4,390,626 0.6%
Total 4,390,626
Utilities (1.2%)
Other Securities
^
9,564,830 1.2%
Total 9,564,830
Total Long-Term Fixed
Income
(cost $394,321,825) 393,238,851
Shares Common Stock ( 25.6% ) Value
% of
Net
Assets
Communications Services (1.6%)
1,426 Alphabet, Inc., Class A
h
2,022,139 0.3%
Other Securities
^
10,396,133 1.3%
Total 12,418,272
Consumer Discretionary (2.7%)
1,556 Amazon.com, Inc.
h
4,292,724 0.6%
Other Securities
^
16,250,532 2.1%
Total 20,543,256
Consumer Staples (1.2%)
Other Securities
^
9,146,831 1.2%
Total 9,146,831
Energy (1.0%)
Other Securities
^
8,081,650 1.0%
Total 8,081,650
Financials (3.7%)
65,146 Bank of America Corporation 1,547,217 0.2%
Shares Common Stock (25.6%) Value
% of
Net
Assets
Financials (3.7%) - continued
6,822 J.P. Morgan Chase &
Company $ 641,677 0.1%
Other Securities
^
26,220,481 3.4%
Total 28,409,375
Health Care (3.9%)
10,997 Danaher Corporation 1,944,600 0.3%
14,774 Johnson & Johnson 2,077,668 0.3%
Other Securities
^
26,317,667 3.3%
Total 30,339,935
Industrials (3.2%)
Other Securities
^
25,150,092 3.2%
Total 25,150,092
Information Technology (5.7%)
42,503 Advanced Micro Devices,
Inc.
h
2,236,083 0.3%
13,088 Apple, Inc. 4,774,502 0.6%
43,633 Cisco Systems, Inc. 2,035,043 0.3%
29,009 Microsoft Corporation 5,903,622 0.8%
Other Securities
^
29,530,293 3.7%
Total 44,479,543
Materials (1.1%)
Other Securities
^
8,231,589 1.1%
Total 8,231,589
Real Estate (1.1%)
Other Securities
^
8,372,710 1.1%
Total 8,372,710
Utilities (0.4%)
Other Securities
^
3,356,163 0.4%
Total 3,356,163
Total Common Stock
(cost $183,547,231) 198,529,416
Shares
Registered Investment
Companies ( 7.3% ) Value
% of
Net
Assets
Unaffiliated  (1.9%)
131,828 Invesco Senior Loan ETF 2,814,528 0.4%
41,913 SPDR Bloomberg Barclays
High Yield Bond ETF 4,239,919 0.6%
37,300 Vanguard Short-Term
Corporate Bond ETF 3,083,218 0.4%
Other Securities
^
4,938,263 0.5%
Total 15,075,928

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
65
Shares
Registered Investment
Companies (7.3%) Value
% of
Net
Assets
Affiliated  (5.4%)
4,322,200 Thrivent Core Emerging
Markets Debt Fund $ 41,882,120 5.4%
Total 41,882,120
Total Registered Investment
Companies (cost
$57,089,467) 56,958,048
Shares Preferred Stock ( 1.6% ) Value
% of
Net
Assets
Communications Services (<0.1%)
Other Securities
^
289,311 <0.1%
Total 289,311
Consumer Discretionary (<0.1%)
Other Securities
^
39,338 <0.1%
Total 39,338
Consumer Staples (0.2%)
Other Securities
^
1,372,176 0.2%
Total 1,372,176
Energy (0.2%)
Other Securities
^
1,393,452 0.2%
Total 1,393,452
Financials (1.0%)
13,200 Bank of America Corporation,
5.000%
f
333,432 <0.1%
272 Bank of America Corporation,
Convertible, 7.250%
f
365,078 <0.1%
9,925 J.P. Morgan Chase &
Company, 4.750%
f
248,919 <0.1%
1,641 Wells Fargo & Company,
Convertible, 7.500%
f
2,128,377 0.3%
Other Securities
^
4,863,824 0.7%
Total 7,939,630
Health Care (<0.1%)
Other Securities
^
222,241 <0.1%
Total 222,241
Industrials (0.1%)
Other Securities
^
459,514 0.1%
Total 459,514
Real Estate (<0.1%)
Other Securities
^
58,236 <0.1%
Total 58,236
Shares Preferred Stock (1.6%) Value
% of
Net
Assets
Utilities (0.1%)
Other Securities
^
$ 392,551 0.1%
Total 392,551
Total Preferred Stock
(cost $13,444,003) 12,166,449
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
% of
Net
Assets
4,798,557 Thrivent Cash Management
Trust 4,798,557 0.6%
Total Collateral Held for
Securities Loaned
(cost $4,798,557) 4,798,557
Shares or
Principal
Amount
Short-Term Investments
( 10.6% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
7,863,622 0.750% 78,714,851 10.2%
Other Securities
^
3,299,550 0.4%
Total Short-Term
Investments (cost
$81,924,083) 82,014,401
Total Investments (cost
$833,536,569) 108.1% $838,869,913
Other Assets and Liabilities,
Net (8.1%) (62,693,895)
Total Net Assets 100.0% $776,176,018
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $158,818,378 or 20.5%
of total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
66
e Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Denotes investments purchased on a when-issued or
delayed delivery basis.
h Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 3,217,769
Common Stock 1,417,146
Total lending $4,634,915
Gross amount payable upon return of
collateral for securities loaned $4,798,557
Net amounts due to counterparty
$163,642
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 42,752,211
Gross unrealized depreciation (38,128,243)
Net unrealized appreciation (depreciation) $ 4,623,968
Cost for federal income tax purposes $ 833,906,837

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
67
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,679,966 – 4,192,438 487,528
Capital Goods 8,907,202 – 8,339,842 567,360
Communications Services 24,433,114 – 24,433,114 –
Consumer Cyclical 13,576,171 – 13,576,171 –
Consumer Non-Cyclical 14,139,480 – 14,139,480 –
Energy 4,768,843 – 4,768,843 –
Financials 7,650,072 – 7,477,361 172,711
Technology 8,727,107 – 8,727,107 –
Transportation 1,626,426 – 1,626,426 –
Utilities 2,655,810 – 2,655,810 –
Long-Term Fixed Income
Asset-Backed Securities 30,295,555 – 30,295,555 –
Basic Materials 7,131,202 – 7,131,202 –
Capital Goods 15,477,350 – 15,477,350 –
Collateralized Mortgage Obligations 75,882,600 – 73,832,600 2,050,000
Commercial Mortgage-Backed Securities 2,270,951 – 2,270,951 –
Communications Services 25,532,968 – 25,532,968 –
Consumer Cyclical 22,751,977 – 22,751,977 –
Consumer Non-Cyclical 26,662,973 – 26,662,973 –
Energy 19,118,669 – 19,118,669 –
Financials 58,998,642 – 58,998,642 –
Foreign Government 136,516 – 136,516 –
Mortgage-Backed Securities 80,462,906 – 80,462,906 –
Technology 14,561,086 – 14,561,086 –
Transportation 4,390,626 – 4,390,626 –
Utilities 9,564,830 – 9,564,830 –
Common Stock
Communications Services 12,418,272 10,198,584 2,219,688 –
Consumer Discretionary^ 20,543,256 17,117,513 3,425,743 0
Consumer Staples 9,146,831 6,524,899 2,621,932 –
Energy 8,081,650 6,499,309 1,580,790 1,551
Financials 28,409,375 19,354,017 9,055,358 –
Health Care 30,339,935 22,459,608 7,880,327 –
Industrials 25,150,092 17,083,572 7,784,772 281,748
Information Technology 44,479,543 39,451,948 5,027,595 –
Materials 8,231,589 4,694,817 3,536,772 –
Real Estate 8,372,710 5,506,739 2,865,971 –
Utilities 3,356,163 2,961,553 394,610 –
Registered Investment Companies
Unaffiliated 15,075,928 15,075,928 – –
Preferred Stock
Communications Services 289,311 289,311 – –
Consumer Discretionary 39,338 39,338 – –
Consumer Staples 1,372,176 1,372,176 – –
Energy 1,393,452 1,393,452 – –
Financials 7,939,630 7,657,005 282,625 –
Health Care 222,241 222,241 – –
Industrials 459,514 459,514 – –
Real Estate 58,236 58,236 – –
Utilities 392,551 392,551 – –
Short-Term Investments 3,299,550 – 3,299,550 –
Subtotal Investments in Securities $713,474,385 $178,812,311 $531,101,176 $3,560,898
Other Investments  * Total
Affiliated Registered Investment Companies 41,882,120
Affiliated Short-Term Investments 78,714,851
Collateral Held for Securities Loaned 4,798,557
Subtotal Other Investments $125,395,528
Total Investments at Value $838,869,913

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
68
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 31,307 31,307 – –
Credit Default Swaps 4,793 – 4,793 –
Total Asset Derivatives $36,100 $31,307 $4,793 $–
Liability Derivatives
Futures Contracts 375,208 375,208 – –
Total Liability Derivatives $375,208 $375,208 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling
$1,499,754 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 123 September 2020 $ 27,159,355 $ 2,505
CBOT 5-Yr. U.S. Treasury Note 30 September 2020 3,756,422 15,844
CME E-mini S&P 500 Index 7 September 2020 1,096,979 (15,409)
CME Ultra Long Term U.S. Treasury Bond 1 September 2020 216,550 1,606
ICE mini MSCI EAFE Index 7 September 2020 617,601 4,839
Total Futures Long Contracts $ 32,846,907 $ 9,385
CBOT 10-Yr. U.S. Treasury Note (127) September 2020 ( $ 17,593,060) ( $ 81,769)
CBOT U.S. Long Bond (15) September 2020 (2,684,951) 6,513
CME E-mini Russell 2000 Index (73) September 2020 (4,988,393) (258,847)
Ultra 10-Yr. U.S. Treasury Note (18) September 2020 (2,815,536) (19,183)
Total Futures Short Contracts ( $ 28,081,940) ($353,286)
Total Futures Contracts $ 4,764,967 ($343,901)

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
69
The following table presents Diversified Income Plus Portfolio's swaps contracts held as of June 30, 2020. Investments totaling $299,909 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 1,377,500) $ – $ 4,793 $ 4,793
Total Credit Default Swaps $– $4,793 $4,793
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus
Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Diversified Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 26,468
Total Interest Rate Contracts 26,468
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,839
Total Equity Contracts 4,839
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 4,793
Total Credit Contracts 4,793
Total Asset Derivatives $36,100
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 274,256
Total Equity Contracts 274,256
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 100,952
Total Interest Rate Contracts 100,952
Total Liability Derivatives $375,208
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
70
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 140,469
Total Equity Contracts
140,469
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (147,821)
Total Foreign Exchange Contracts (147,821)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,436,192
Total Interest Rate Contracts
1,436,192
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 797
Total Credit Contracts
797
Total $1,429,637
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (107,373)
Total Equity Contracts (107,373)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 93,185
Total Interest Rate Contracts 93,185
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 4,793
Total Credit Contracts 4,793
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (65,556)
Total Foreign Exchange Contracts (65,556)
Total ($74,951)
The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $4,342,536
Futures - Short (8,003,112)
Interest Rate Contracts
Futures - Long 42,000,110
Futures - Short (10,426,556)
Foreign Exchange Contracts
Futures - Long 3,391,720
Credit Contracts
Credit Default Swaps - Sell
Protection (417)

Diversified Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
71
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $41,621 $1,303 $– $41,882 4,322 5.4%
Total Affiliated Registered Investment
Companies
41,621
41,882 5.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 99,710 141,804 162,849 78,715 7,864 10.2
Total Affiliated Short-Term Investments
99,710
78,715 10.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,288 109,771 109,260 4,799 4,799 0.6
Total Collateral Held for Securities Loaned
4,288
4,799 0.6
Total Value
$145,619
$125,396
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(1,042) – $936
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% (40) 90 – 720
Total Income/Non Income Cash from Affiliated
Investments $1,656
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 26
Total Affiliated Income from Securities Loaned, Net $26
Total Value $(40) $(952) $–

ESG Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
72
Shares Common Stock ( 85.4% ) Value
% of
Net
Assets
Communications Services (11.3%)
117 Alphabet, Inc., Class A
a
$ 165,912 2.5%
120 Alphabet, Inc., Class C
a
169,633 2.6%
942 Facebook, Inc.
a
213,900 3.2%
1,620 Verizon Communications, Inc. 89,311 1.3%
707 Walt Disney Company 78,838 1.2%
Other Securities
^
35,345 0.5%
Total 752,939
Consumer Discretionary (7.5%)
16 Booking Holdings, Inc.
a
25,478 0.4%
427 Home Depot, Inc. 106,968 1.6%
300 Lowe's Companies, Inc. 40,536 0.6%
292 McDonald's Corporation 53,865 0.8%
487 NIKE, Inc. 47,750 0.7%
460 Starbucks Corporation 33,851 0.5%
58 Tesla, Inc.
a
62,629 1.0%
Other Securities
^
131,638 1.9%
Total 502,715
Consumer Staples (6.7%)
1,596 Coca-Cola Company 71,309 1.1%
561 Mondelez International, Inc. 28,684 0.4%
544 PepsiCo, Inc. 71,949 1.1%
967 Procter & Gamble Company 115,624 1.7%
Other Securities
^
162,198 2.4%
Total 449,764
Energy (1.5%)
Other Securities
^
103,313 1.5%
Total 103,313
Financials (6.8%)
269 American Express Company 25,609 0.4%
60 BlackRock, Inc. 32,645 0.5%
95 S&P Global, Inc. 31,301 0.5%
Other Securities
^
361,477 5.4%
Total 451,032
Health Care (9.5%)
692 AbbVie, Inc. 67,941 1.0%
231 Amgen, Inc. 54,484 0.8%
884 Bristol-Myers Squibb
Company 51,979 0.8%
146 Cigna Holding Company 27,397 0.4%
495 Gilead Sciences, Inc. 38,085 0.6%
993 Merck & Company, Inc. 76,789 1.1%
102 Vertex Pharmaceuticals, Inc.
a
29,612 0.4%
186 Zoetis, Inc. 25,489 0.4%
Other Securities
^
259,814 4.0%
Total 631,590
Industrials (7.6%)
225 3M Company 35,098 0.5%
215 Caterpillar, Inc. 27,197 0.4%
Shares Common Stock (85.4%) Value
% of
Net
Assets
Industrials (7.6%) - continued
209 Linde Public Limited
Company $ 44,331 0.7%
270 Union Pacific Corporation 45,649 0.7%
275 United Parcel Service, Inc. 30,575 0.5%
Other Securities
^
323,414 4.8%
Total 506,264
Information Technology (27.9%)
249 Accenture plc 53,465 0.8%
189 Adobe, Inc.
a
82,274 1.2%
1,661 Cisco Systems, Inc. 77,469 1.2%
1,675 Intel Corporation 100,215 1.5%
348 International Business
Machines Corporation 42,028 0.6%
102 Intuit, Inc. 30,211 0.5%
350 MasterCard, Inc. 103,495 1.6%
2,830 Microsoft Corporation 575,933 8.6%
240 NVIDIA Corporation 91,178 1.4%
879 Oracle Corporation 48,582 0.7%
436 PayPal Holdings, Inc.
a
75,964 1.1%
330 Salesforce.com, Inc.
a
61,819 0.9%
74 ServiceNow, Inc.
a
29,975 0.4%
366 Texas Instruments, Inc. 46,471 0.7%
668 Visa, Inc. 129,038 1.9%
Other Securities
^
309,484 4.8%
Total 1,857,601
Materials (2.0%)
Other Securities
^
131,026 2.0%
Total 131,026
Real Estate (2.9%)
173 American Tower Corporation 44,727 0.7%
289 Prologis, Inc. 26,972 0.4%
Other Securities
^
124,362 1.8%
Total 196,061
Utilities (1.7%)
Other Securities
^
110,429 1.7%
Total 110,429
Total Common Stock
(cost $5,374,650) 5,692,734
Shares
Registered Investment
Companies ( 13.8% ) Value
% of
Net
Assets
Unaffiliated  (13.8%)
13,173 iShares ESG MSCI USA ETF 921,978 13.8%
Total 921,978
Total Registered Investment
Companies (cost $905,835) 921,978

ESG Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
73
Shares
Short-Term Investments
( 0.8% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
5,362 0.750% $ 53,670 0.8%
Total Short-Term
Investments (cost $53,668) 53,670
Total Investments (cost
$6,334,153) 100.0% $6,668,382
Other Assets and Liabilities,
Net <0.1% 115
Total Net Assets 100.0% $6,668,497
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 408,574
Gross unrealized depreciation (74,345)
Net unrealized appreciation (depreciation) $ 334,229
Cost for federal income tax purposes $ 6,334,153
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 752,939 752,939 – –
Consumer Discretionary 502,715 502,715 – –
Consumer Staples 449,764 449,764 – –
Energy 103,313 103,313 – –
Financials 451,032 451,032 – –
Health Care 631,590 631,590 – –
Industrials 506,264 506,264 – –
Information Technology 1,857,601 1,857,601 – –
Materials 131,026 131,026 – –
Real Estate 196,061 196,061 – –
Utilities 110,429 110,429 – –
Registered Investment Companies
Unaffiliated 921,978 921,978 – –
Subtotal Investments in Securities $6,614,712 $6,614,712 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 53,670
Subtotal Other Investments $53,670
Total Investments at Value $6,668,382
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

ESG Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
74
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
4/30/2020
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $1,250 $871 $2,067 $54 5 0.8%
Total Affiliated Short-Term Investments
1,250
54 0.8
Total Value
$1,250
$54
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/30/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $0 $0 – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Total Value $0 $0 $–

Global Stock Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
75
Shares Common Stock ( 81.9% ) Value
% of
Net
Assets
Communications Services (5.8%)
10,627 Alphabet, Inc., Class A
a
$ 15,069,617 1.4%
1,667 Alphabet, Inc., Class C
a
2,356,488 0.2%
114,391 Comcast Corporation 4,458,961 0.4%
25,227 Facebook, Inc.
a
5,728,295 0.5%
120,725 Verizon Communications, Inc. 6,655,569 0.6%
Other Securities
^
29,027,418 2.7%
Total 63,296,348
Consumer Discretionary (9.7%)
11,122 Amazon.com, Inc.
a
30,683,596 2.8%
67,001 Aptiv plc 5,220,718 0.5%
25,018 Home Depot, Inc. 6,267,259 0.6%
41,335 Lowe's Companies, Inc. 5,585,185 0.5%
Other Securities
^
57,633,675 5.3%
Total 105,390,433
Consumer Staples (2.8%)
58,925 Nestle SA 6,533,052 0.6%
44,815 Wal-Mart Stores, Inc. 5,367,941 0.5%
Other Securities
^
19,149,933 1.7%
Total 31,050,926
Energy (2.3%)
Other Securities
^
25,489,910 2.3%
Total 25,489,910
Financials (11.9%)
30,818 Allianz SE 6,297,396 0.6%
242,338 Bank of America Corporation 5,755,528 0.5%
102,868 Citigroup, Inc. 5,256,555 0.5%
43,965 Euronext NV
b
4,425,244 0.4%
166,492 Toronto-Dominion Bank 7,430,576 0.7%
Other Securities
^
100,378,596 9.2%
Total 129,543,895
Health Care (13.2%)
35,000 Chugai Pharmaceutical
Company, Ltd. 1,873,900 0.2%
32,198 CSL, Ltd. 6,403,807 0.6%
347,931 GlaxoSmithKline plc 7,028,076 0.7%
6,859 Intuitive Surgical, Inc.
a
3,908,464 0.4%
35,315 Johnson & Johnson 4,966,348 0.5%
61,839 Merck & Company, Inc. 4,782,010 0.4%
119,794 Novartis AG 10,436,581 1.0%
119,028 Novo Nordisk AS 7,754,404 0.7%
31,506 Roche Holding AG 10,915,239 1.0%
13,565 Vertex Pharmaceuticals, Inc.
a
3,938,055 0.4%
41,044 Zoetis, Inc. 5,624,670 0.5%
Other Securities
^
75,924,332 6.8%
Total 143,555,886
Industrials (10.1%)
93,589 Atlas Copco AB, Class A 3,985,529 0.4%
28,474 Honeywell International, Inc. 4,117,056 0.4%
66,636 Legrand SA 5,062,384 0.5%
Shares Common Stock (81.9%) Value
% of
Net
Assets
Industrials (10.1%) - continued
211,699 RELX plc $ 4,899,919 0.5%
47,116 Schneider Electric SE 5,241,005 0.5%
Other Securities
^
86,617,410 7.8%
Total 109,923,303
Information Technology (17.9%)
11,166 Adobe, Inc.
a
4,860,671 0.5%
62,394 Apple, Inc. 22,761,331 2.1%
13,867 ASML Holding NV 5,072,707 0.5%
86,397 CGI, Inc.
a
5,443,087 0.5%
138,936 Cisco Systems, Inc. 6,479,975 0.6%
180,228 Halma plc 5,134,716 0.5%
14,241 Intuit, Inc. 4,218,042 0.4%
30,117 MasterCard, Inc. 8,905,597 0.8%
144,695 Microsoft Corporation 29,446,879 2.7%
17,262 NVIDIA Corporation 6,558,006 0.6%
26,261 PayPal Holdings, Inc.
a
4,575,454 0.4%
18,351 ServiceNow, Inc.
a
7,433,256 0.7%
38,970 Square, Inc.
a
4,089,512 0.4%
38,380 Texas Instruments, Inc. 4,873,109 0.5%
58,436 Visa, Inc. 11,288,082 1.0%
Other Securities
^
63,771,010 5.7%
Total 194,911,434
Materials (3.7%)
36,334 Koninklijke DSM NV 5,043,789 0.5%
Other Securities
^
35,151,470 3.2%
Total 40,195,259
Real Estate (3.6%)
Other Securities
^
39,604,397 3.6%
Total 39,604,397
Utilities (0.9%)
Other Securities
^
9,624,758 0.9%
Total 9,624,758
Total Common Stock
(cost $764,330,691) 892,586,549
Shares
Registered Investment
Companies ( 3.5% ) Value
% of
Net
Assets
Unaffiliated  (2.3%)
394,760 iShares Russell Mid Cap ETF 21,159,136 1.9%
12,825 SPDR S&P 500 ETF Trust 3,954,717 0.4%
Other Securities
^
251,454 <0.1%
Total 25,365,307

Global Stock Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
76
Shares
Registered Investment
Companies (3.5%) Value
% of
Net
Assets
Affiliated  (1.2%)
1,399,242 Thrivent Core Emerging
Markets Equity Fund
a
$ 12,998,961 1.2%
Total 12,998,961
Total Registered Investment
Companies (cost
$39,292,658) 38,364,268
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
% of
Net
Assets
1,186,174 Thrivent Cash Management
Trust 1,186,174 0.1%
Total Collateral Held for
Securities Loaned
(cost $1,186,174) 1,186,174
Shares or
Principal
Amount
Short-Term Investments
( 14.5% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
8,200,000 0.105%, 7/29/2020
c,d
8,199,235 0.8%
4,600,000 0.180%, 8/4/2020
c,d
4,599,348 0.4%
Federal Home Loan Bank
Discount Notes
14,600,000 0.004% - 0.142%,
7/7/2020 - 9/15/2020
c,d
14,597,737 1.3%
Thrivent Core Short-Term
Reserve Fund
13,080,471 0.750% 130,935,513 12.0%
Total Short-Term
Investments (cost
$158,105,828) 158,331,833
Total Investments (cost
$962,915,351) 100.0% $1,090,468,824
Other Assets and Liabilities,
Net (<0.1%) (240,708)
Total Net Assets 100.0% $1,090,228,116
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $10,667,015 or 1.0% of
total net assets.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 1,123,205
Total lending $1,123,205
Gross amount payable upon return of
collateral for securities loaned $1,186,174
Net amounts due to counterparty
$62,969
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 197,917,767
Gross unrealized depreciation (75,912,672)
Net unrealized appreciation (depreciation) $ 122,005,095
Cost for federal income tax purposes $ 969,371,648

Global Stock Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
77
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 63,296,348 47,867,836 15,428,512 –
Consumer Discretionary^ 105,390,433 81,730,618 23,659,815 0
Consumer Staples 31,050,926 12,966,092 18,084,834 –
Energy 25,489,910 14,555,768 10,923,442 10,700
Financials 129,543,895 66,521,567 63,022,328 –
Health Care 143,555,886 89,178,113 54,377,773 –
Industrials 109,923,303 56,105,876 53,766,567 50,860
Information Technology 194,911,434 161,415,618 33,495,816 –
Materials 40,195,259 16,666,692 23,528,567 –
Real Estate 39,604,397 19,820,866 19,783,531 –
Utilities 9,624,758 6,900,909 2,723,849 –
Registered Investment Companies
Unaffiliated 25,365,307 25,365,307 – –
Short-Term Investments 27,396,320 – 27,396,320 –
Subtotal Investments in Securities $945,348,176 $599,095,262 $346,191,354 $61,560
Other Investments  * Total
Affiliated Short-Term Investments 130,935,513
Affiliated Registered Investment Companies 12,998,961
Collateral Held for Securities Loaned 1,186,174
Subtotal Other Investments $145,120,648
Total Investments at Value $1,090,468,824
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,889,049 2,889,049 – –
Total Asset Derivatives $2,889,049 $2,889,049 $– $–
Liability Derivatives
Futures Contracts 1,981,130 1,981,130 – –
Total Liability Derivatives $1,981,130 $1,981,130 $– $–

Global Stock Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
78
Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling $25,796,352 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 536 September 2020 $ 81,808,063 $ 1,009,297
CME Euro Foreign Exchange Currency 292 September 2020 41,517,843 (442,568)
Eurex Euro STOXX 50 Index 1,123 September 2020 40,151,486 550,451
ICE US mini MSCI Emerging Markets Index 1,335 September 2020 64,713,298 1,082,177
Total Futures Long Contracts $ 228,190,690 $ 2,199,357
CME E-mini Russell 2000 Index (433) September 2020 ( $ 29,585,478) ( $ 1,538,562)
ICE mini MSCI EAFE Index (228) September 2020 (20,520,884) 247,124
Total Futures Short Contracts ( $ 50,106,362) ($1,291,438)
Total Futures Contracts $ 178,084,328 $907,919
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,889,049
Total Equity Contracts 2,889,049
Total Asset Derivatives $2,889,049
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 442,568
Total Foreign Exchange Contracts 442,568
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,538,562
Total Equity Contracts 1,538,562
Total Liability Derivatives $1,981,130
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (12,586,519)
Total Equity Contracts
(12,586,519)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (312,442)
Total Foreign Exchange Contracts (312,442)
Total ($12,898,961)

Global Stock Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
79
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,298,686)
Total Foreign Exchange Contracts (1,298,686)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,751,523)
Total Equity Contracts (1,751,523)
Total ($3,050,209)
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $224,709,390
Futures - Short (72,082,481)
Foreign Exchange Contracts
Futures - Long 62,281,274
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $13,000 $– $12,999 1,399 1.2%
Total Affiliated Registered Investment
Companies
–
12,999 1.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 181,119 216,389 266,708 130,936 13,080 12.0
Total Affiliated Short-Term Investments
181,119
130,936 12.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,577 36,026 38,417 1,186 1,186 0.1
Total Collateral Held for Securities Loaned
3,577
1,186 0.1
Total Value
$184,696
$145,121
*   Non-income producing security.
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $(1) – $–
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% (90) 226 – 1,081
Total Income/Non Income Cash from Affiliated
Investments $1,081
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 25
Total Affiliated Income from Securities Loaned, Net $25
Total Value $(90) $225 $–
*   Non-income producing security.

Government Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
80
Principal
Amount Long-Term Fixed Income ( 99.5% ) Value
Asset-Backed Securities (1.2%)
Brazos Higher Education Authority,
Inc.
$ 195,401
1.841%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
$ 195,122
Goodgreen
1,736,939
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,818,556
SLM Student Loan Trust
544,995
0.585%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
504,052
Total 2,517,730
Collateralized Mortgage Obligations (11.8%)
Federal Home Loan Mortgage
Association - REMIC
1,055,832
1.750%,  12/15/2042, Ser.
4141, Class KM 1,072,755
Federal Home Loan Mortgage
Corporation - REMIC
1,600,000
3.000%,  10/15/2034, Ser.
4369, Class GV 1,671,678
651,512
2.000%,  1/15/2041, Ser.
4074, Class JA 667,874
2,244,286
1.750%,  6/15/2042, Ser.
4097, Class QN 2,285,395
986,455
3.000%,  5/15/2045, Ser.
4631, Class PA 1,051,313
1,075,987
3.000%,  3/15/2047, Ser.
4734, Class JA 1,144,053
1,801,496
2.000%,  9/25/2049, Ser.
4906, Class KE 1,843,641
Federal National Mortgage
Association - REMIC
864,466
2.000%,  11/25/2032, Ser.
2012-123, Class BA 900,675
1,923,327
3.000%,  11/25/2037, Ser.
2013-88, Class EA 1,950,457
1,811,064
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 1,887,554
1,181,143
3.000%,  1/25/2043, Ser.
2013-114, Class AB 1,215,169
1,186,767
3.250%,  6/25/2043, Ser.
2013-60, Class PT 1,276,982
1,801,059
3.000%,  3/25/2046, Ser.
2016-66, Class PA 1,891,967
718,510
3.000%,  6/25/2046, Ser.
2017-58, Class P 768,515
945,622
3.500%,  12/25/2047, Ser.
2018-41, Class PB 989,960
GMAC Mortgage Corporation
Loan Trust
39,370
0.685%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
40,854
IndyMac Seconds Asset-Backed
Trust
206,775
0.525%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
a,c
110,289
Principal
Amount Long-Term Fixed Income (99.5%) Value
Collateralized Mortgage Obligations (11.8%) -
continued
Seasoned Credit Risk Transfer
Trust
$ 1,754,067
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
$ 1,868,866
1,830,716
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
1,951,417
Wachovia Asset Securitization, Inc.
314,329
0.325%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,c
271,939
Total 24,861,353
Commercial Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,325,028
3.000%,  3/15/2045, Ser.
4741, Class GA 1,377,539
1,365,446
3.000%,  2/15/2048, Ser.
4758, Class LA 1,449,971
Federal National Mortgage
Association
2,000,000 3.830%,  10/1/2028 2,332,875
Federal National Mortgage
Association - ACES
1,094,911
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
1,109,135
1,453,980
3.346%,  3/25/2024, Ser.
2014-M4, Class A2
a
1,574,594
1,250,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
1,384,868
2,000,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
a
2,342,395
FRESB Multifamily Mortgage Pass-
Through Trust
1,584,352
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
a,c
1,671,394
Total 13,242,771
Energy (0.1%)
Petroleos Mexicanos
150,000 2.378%,  4/15/2025 155,233
Total 155,233
Financials (2.4%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b
754,844
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
772,435
Oesterreichische Kontrollbank AG
2,000,000 2.875%,  9/7/2021 2,060,124
Preferred Term Securities XXIII,
Ltd.
44,106
0.513%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
36,211
Santander UK plc
700,000 1.625%,  2/12/2023
b
717,592

Government Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
81
Principal
Amount Long-Term Fixed Income (99.5%) Value
Financials (2.4%) - continued
Westpac Banking Corporation
$ 750,000 2.000%,  1/16/2025
b
$ 787,689
Total 5,128,895
Foreign Government (5.2%)
CPPIB Capital, Inc.
2,000,000 3.125%,  9/25/2023
b
2,173,618
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b
775,064
Export Development Canada
2,000,000 2.500%,  1/24/2023 2,109,555
Jordan Government International
Bond
500,000 2.503%,  10/30/2020 503,731
Kommunalbanken AS
2,000,000 2.500%,  1/11/2023
b
2,107,156
Province of British Columbia
Canada
1,550,000 1.750%,  9/27/2024 1,629,304
Province of Ontario Canada
1,000,000 3.400%,  10/17/2023 1,093,970
Province of Quebec
400,000 7.500%,  7/15/2023
d
481,597
Total 10,873,995
Mortgage-Backed Securities (24.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,899,879 3.000%,  2/1/2050 4,123,483
2,453,772 3.000%,  3/25/2050 2,586,179
2,561,383 3.000%,  4/1/2050 2,699,599
1,608,045 3.500%,  7/1/2047 1,697,958
Federal National Mortgage
Association
1,369,992 3.500%,  10/1/2048 1,443,684
1,595,990 3.500%,  8/1/2049 1,687,870
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,650,000 2.000%,  7/1/2035
e
4,809,299
2,180,000 2.500%,  7/1/2035
e
2,281,762
1,900,000 2.000%,  8/1/2035
e
1,962,047
1,370,000 3.000%,  8/1/2049
e
1,440,433
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,100,000 2.000%,  7/1/2050
e
3,170,840
15,950,000 2.500%,  7/1/2050
e
16,621,021
725 8.000%,  4/1/2030 887
2,252,075 4.000%,  7/1/2048 2,384,709
3,300,000 3.500%,  7/1/2049
e
3,470,414
Total 50,380,185
U.S. Government & Agencies (48.5%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 429,468
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,699,107
Principal
Amount Long-Term Fixed Income (99.5%) Value
U.S. Government & Agencies (48.5%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 2,037,986
3.500%,  8/15/2047, Ser.
4860, Class CA $ 2,139,362
Federal National Mortgage
Association
500,000 5.960%,  9/11/2028 694,405
Tennessee Valley Authority
1,625,000 5.250%,  9/15/2039 2,506,705
U.S. Treasury Bonds
1,375,000 2.250%,  11/15/2027 1,548,540
300,000 5.500%,  8/15/2028 418,465
1,500,000 5.250%,  11/15/2028 2,076,270
9,375,000 2.625%,  2/15/2029 10,984,863
6,410,000 1.500%,  2/15/2030 6,928,559
1,115,000 3.000%,  5/15/2042 1,484,213
4,180,000 2.500%,  5/15/2046 5,181,894
3,420,000 2.875%,  5/15/2049 4,624,214
U.S. Treasury Bonds, TIPS
2,079,300 0.500%,  1/15/2028 2,278,668
1,088,919 0.875%,  2/15/2047 1,389,511
U.S. Treasury Notes
360,000 1.375%,  9/30/2020 361,069
750,000 2.250%,  7/31/2021 766,758
5,095,000 1.125%,  8/31/2021 5,150,926
7,125,000 1.500%,  9/30/2021 7,242,729
7,150,000 1.125%,  2/28/2022 7,263,674
1,500,000 1.875%,  7/31/2022 1,553,262
225,000 2.000%,  11/30/2022 234,896
5,875,000 1.375%,  2/15/2023 6,059,741
275,000 2.750%,  7/31/2023 296,678
1,050,000 2.500%,  1/31/2024 1,135,928
250,000 2.125%,  7/31/2024 269,228
5,200,000 1.250%,  8/31/2024 5,418,359
6,850,000 2.250%,  11/15/2024 7,446,967
250,000 2.125%,  11/30/2024 270,596
2,950,000 1.375%,  1/31/2025 3,099,459
1,350,000 2.875%,  7/31/2025 1,524,814
2,275,000 2.625%,  1/31/2026 2,559,819
750,000 1.750%,  12/31/2026 812,432
2,750,000 0.500%,  4/30/2027 2,754,297
U.S. Treasury Notes, TIPS
2,198,988 0.125%,  10/15/2024 2,305,548
Total 101,911,424
Total Long-Term Fixed Income
(cost $198,098,872) 209,071,586
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
379,500 Thrivent Cash Management Trust 379,500
Total Collateral Held for
Securities Loaned
(cost $379,500) 379,500

Government Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
82
Shares or
Principal
Amount Short-Term Investments ( 16.6% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.125%, 8/11/2020
f,g
$ 299,949
300,000 0.155%, 8/19/2020
f
299,939
200,000 0.160%, 9/2/2020
f,g
199,951
300,000 0.120%, 9/15/2020
f,g
299,911
Thrivent Core Short-Term Reserve
Fund
3,377,217 0.750% 33,805,937
Total Short-Term Investments
(cost $34,844,080) 34,905,687
Total Investments (cost
$233,322,452) 116.3% $244,356,773
Other Assets and Liabilities, Net
(16.3%) (34,242,015)
Total Net Assets 100.0% $210,114,758
a Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $10,215,104 or 4.9% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 361,197
Total lending $361,197
Gross amount payable upon return of
collateral for securities loaned $379,500
Net amounts due to counterparty
$18,303
Definitions:
ACES - Alternative Credit Enhancement Securities
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 11,709,148
Gross unrealized depreciation (295,144)
Net unrealized appreciation (depreciation) $ 11,414,004
Cost for federal income tax purposes $ 233,045,018

Government Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
83
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 2,517,730 – 2,517,730 –
Collateralized Mortgage Obligations 24,861,353 – 24,861,353 –
Commercial Mortgage-Backed Securities 13,242,771 – 13,242,771 –
Energy 155,233 – 155,233 –
Financials 5,128,895 – 5,128,895 –
Foreign Government 10,873,995 – 10,873,995 –
Mortgage-Backed Securities 50,380,185 – 50,380,185 –
U.S. Government & Agencies 101,911,424 – 101,911,424 –
Short-Term Investments 1,099,750 – 1,099,750 –
Subtotal Investments in Securities $210,171,336 $– $210,171,336 $–
Other Investments  * Total
Affiliated Short-Term Investments 33,805,937
Collateral Held for Securities Loaned 379,500
Subtotal Other Investments $34,185,437
Total Investments at Value $244,356,773
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 199,651 199,651 – –
Total Asset Derivatives $199,651 $199,651 $– $–
Liability Derivatives
Futures Contracts 97,402 97,402 – –
Total Liability Derivatives $97,402 $97,402 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling $799,811 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 62 September 2020 $ 7,763,272 $ 32,744
CBOT U.S. Long Bond 43 September 2020 7,578,567 99,620
CME Ultra Long Term U.S. Treasury Bond 50 September 2020 10,840,526 67,287
Total Futures Long Contracts $ 26,182,365 $ 199,651
CBOT 10-Yr. U.S. Treasury Note (30) September 2020 ( $ 4,155,841) ( $ 19,315)
CBOT 2-Yr. U.S. Treasury Note (5) September 2020 (1,103,852) (289)
Ultra 10-Yr. U.S. Treasury Note (73) September 2020 (11,418,562) (77,798)
Total Futures Short Contracts ( $ 16,678,255) ($97,402)
Total Futures Contracts $ 9,504,110 $102,249

Government Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
84
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 199,651
Total Interest Rate Contracts 199,651
Total Asset Derivatives $199,651
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 97,402
Total Interest Rate Contracts 97,402
Total Liability Derivatives $97,402
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,645,321
Total Interest Rate Contracts
1,645,321
Total $1,645,321
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 421,124
Total Interest Rate Contracts 421,124
Total $421,124
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $26,541,950
Futures - Short (15,025,480)

Government Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
85
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $32,356 $55,144 $53,715 $33,806 3,377 16.1%
Total Affiliated Short-Term Investments
32,356
33,806 16.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 5,528 5,148 380 380 0.2
Total Collateral Held for Securities Loaned
–
380 0.2
Total Value
$32,356
$34,186
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(41) $62 – $235
Total Income/Non Income Cash from Affiliated
Investments $235
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $(41) $62 $–

High Yield Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
86
Principal
Amount Bank Loans ( 3.3% ) Value
% of
Net
Assets
Capital Goods (1.0%)
Navistar, Inc., Term Loan
$ 4,206,212 3.700%, (LIBOR 1M +
3.500%), 11/6/2024
a,b
$ 3,973,104 0.5%
Other Securities
^
4,254,521 0.5%
Total 8,227,625
Communications Services (0.5%)
Windstream Services, LLC,
Term Loan
6,355,000 8.250%, (PRIME +
5.000%), 3/30/2021
a,b,c
3,825,710 0.5%
Total 3,825,710
Consumer Cyclical (1.0%)
Other Securities
^
8,069,483 1.0%
Total 8,069,483
Consumer Non-Cyclical (0.8%)
Other Securities
^
6,717,395 0.8%
Total 6,717,395
Energy (<0.1%)
Other Securities
^
477,792 <0.1%
Total 477,792
Total Bank Loans
(cost $33,817,390) 27,318,005
Principal
Amount
Long-Term Fixed Income
( 92.7% ) Value
% of
Net
Assets
Basic Materials (6.5%)
First Quantum Minerals, Ltd.
4,245,000 7.250%, 4/1/2023
d
4,074,309 0.5%
Other Securities
^
49,224,937 6.0%
Total 53,299,246
Capital Goods (9.3%)
Ardagh Packaging Finance
plc
5,295,000 5.250%, 8/15/2027
d
5,197,678 0.6%
Berry Plastics Corporation
4,260,000 5.125%, 7/15/2023 4,284,410 0.5%
TransDigm , Inc.
4,445,000 6.250%, 3/15/2026
d
4,442,222 0.5%
United Rentals North America,
Inc.
4,240,000 5.875%, 9/15/2026 4,443,520 0.5%
Other Securities
^
57,769,002 7.2%
Total 76,136,832
Principal
Amount
Long-Term Fixed Income
(92.7%) Value
% of
Net
Assets
Communications Services (17.1%)
CCO Holdings, LLC
$ 3,940,000 4.750%, 3/1/2030
d
$ 4,031,369 0.5%
4,695,000 4.500%, 8/15/2030
d
4,791,247 0.6%
7,130,000 5.375% - 5.875%,
4/1/2024 - 6/1/2029
d
7,434,750 0.9%
CCOH Safari, LLC
5,455,000 5.750%, 2/15/2026
d
5,642,325 0.7%
CSC Holdings, LLC
5,590,000 6.500%, 2/1/2029
d
6,107,075 0.8%
2,560,000 4.125%, 12/1/2030
d
2,537,754 0.3%
Embarq Corporation
5,325,000 7.995%, 6/1/2036 5,979,975 0.7%
Level 3 Financing, Inc.
5,510,000 5.375%, 5/1/2025 5,627,087 0.7%
1,700,000 5.250%, 3/15/2026 1,751,595 0.2%
Neptune Finco Corporation
4,733,000 10.875%, 10/15/2025
d
5,087,975 0.6%
Qualitytech , LP
3,740,000 4.750%, 11/15/2025
d
3,816,707 0.5%
SFR Group SA
2,650,000 7.375%, 5/1/2026
d
2,766,441 0.3%
Sirius XM Radio, Inc.
5,115,000 4.125%, 7/1/2030
d
5,045,743 0.6%
4,660,000 4.625% - 5.500%,
7/15/2024 - 7/1/2029
d
4,866,828 0.6%
Sprint Corporation
4,965,000 7.250%, 9/15/2021 5,205,058 0.6%
8,240,000 7.625%, 2/15/2025 9,506,900 1.2%
T-Mobile USA, Inc.
7,175,000 4.500% - 6.000%,
4/15/2024 - 2/1/2026 7,294,416 0.9%
YPSO Finance BIS SA
3,710,000 6.000% - 10.500%,
5/15/2027 - 2/15/2028
d
3,921,722 0.5%
Ziggo Bond Company BV
1,765,000 5.125%, 2/28/2030
d
1,751,233 0.2%
Ziggo BV
7,060,000 4.875% - 5.500%,
1/15/2027 - 1/15/2030
d
7,137,235 0.8%
Other Securities
^
40,072,552 4.9%
Total 140,375,987
Consumer Cyclical (13.7%)
Allison Transmission, Inc.
3,835,000 5.000%, 10/1/2024
d
3,825,412 0.5%
Colt Merger Sub, Inc.
5,110,000 6.250%, 7/1/2025
d,e
5,070,142 0.6%
Dana Financing Luxembourg
SARL
3,925,000 6.500%, 6/1/2026
d
4,062,375 0.5%
Ford Motor Company
4,035,000 8.500%, 4/21/2023 4,267,012 0.5%
1,000,000 9.625%, 4/22/2030 1,184,300 0.1%
Ford Motor Credit Company,
LLC
4,090,000 5.125%, 6/16/2025 4,099,325 0.5%
2,610,000 4.134%, 8/4/2025 2,475,454 0.3%

High Yield Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
87
Principal
Amount
Long-Term Fixed Income
(92.7%) Value
% of
Net
Assets
Consumer Cyclical (13.7%) - continued
Hanesbrands, Inc.
$ 4,145,000 4.875%, 5/15/2026
d
$ 4,176,088 0.5%
Herc Holdings, Inc.
4,830,000 5.500%, 7/15/2027
d
4,840,385 0.6%
Prime Security Services
Borrower, LLC
4,770,000 5.750%, 4/15/2026
d,f
4,942,913 0.6%
ServiceMaster Company, LLC
4,260,000 5.125%, 11/15/2024
d
4,318,575 0.5%
Other Securities
^
68,576,842 8.5%
Total 111,838,823
Consumer Non-Cyclical (15.8%)
Albertson's Companies, Inc.
4,410,000 5.875%, 2/15/2028
d
4,550,106 0.6%
5,240,000 4.625% - 7.500%,
3/15/2026 - 2/15/2030
d
5,476,506 0.7%
Bausch Health Companies,
Inc.
6,165,000 5.000% - 7.250%,
1/30/2028 - 1/30/2030
d
6,037,558 0.8%
Centene Corporation
4,440,000 3.375%, 2/15/2030 4,483,112 0.5%
6,330,000 4.250% - 5.375%,
6/1/2026 - 12/15/2029
d
6,624,030 0.8%
DaVita, Inc.
4,090,000 4.625%, 6/1/2030
d
4,067,505 0.5%
Energizer Holdings, Inc.
4,240,000 5.500%, 6/15/2025
d
4,308,730 0.5%
HCA, Inc.
3,705,000 5.375%, 2/1/2025 3,968,981 0.5%
JBS Investments II GmbH
2,560,000 5.750%, 1/15/2028
d
2,530,714 0.3%
JBS USA, LLC
6,325,000 5.500% - 6.500%,
4/15/2029 - 1/15/2030
d
6,600,031 0.8%
MPH Acquisition Holdings,
LLC
4,190,000 7.125%, 6/1/2024
d,f
3,896,700 0.5%
Pilgrim's Pride Corporation
3,215,000 5.750%, 3/15/2025
d
3,205,612 0.4%
Tenet Healthcare Corporation
7,930,000 4.875%, 1/1/2026
d
7,767,118 1.0%
4,240,000 5.125%, 11/1/2027
d
4,183,608 0.5%
Valeant Pharmaceuticals
International, Inc.
2,680,000 8.500%, 1/31/2027
d
2,844,150 0.3%
VRX Escrow Corporation
6,205,000 6.125%, 4/15/2025
d
6,293,545 0.8%
Other Securities
^
52,232,431 6.3%
Total 129,070,437
Energy (10.4%)
Boardwalk Pipelines, LP
3,695,000 5.950%, 6/1/2026 4,156,198 0.5%
Buckeye Partners, LP
4,265,000 4.125%, 12/1/2027 4,062,413 0.5%
Principal
Amount
Long-Term Fixed Income
(92.7%) Value
% of
Net
Assets
Energy (10.4%) - continued
Cheniere Energy Partners, LP
$ 5,785,000 4.500%, 10/1/2029 $ 5,640,375 0.7%
2,705,000 5.625%, 10/1/2026 2,678,464 0.3%
Occidental Petroleum
Corporation
4,000,000 8.875%, 7/15/2030
e
3,995,000 0.5%
9,715,000 2.700% - 8.000%,
8/15/2022 - 4/15/2046
e
8,185,801 1.0%
Other Securities
^
56,091,743 6.9%
Total 84,809,994
Financials (8.1%)
Ally Financial, Inc.
4,000,000 5.750%, 11/20/2025 4,273,263 0.5%
Icahn Enterprises, LP
8,325,000 4.750% - 6.250%,
9/15/2024 - 5/15/2027 8,072,303 1.0%
Iron Mountain, Inc.
2,140,000 5.750%, 8/15/2024 2,160,544 0.3%
Park Aerospace Holdings,
Ltd.
4,285,000 4.500%, 3/15/2023
d
3,909,270 0.5%
Quicken Loans, Inc.
4,015,000 5.750%, 5/1/2025
d
4,104,494 0.5%
Synchrony Financial
4,280,000 3.950%, 12/1/2027 4,472,942 0.5%
Other Securities
^
39,353,642 4.8%
Total 66,346,458
Technology (5.9%)
Diamond Finance Corporation
4,795,000 7.125%, 6/15/2024
d,f
4,967,320 0.6%
Inception Merger Sub, Inc.
5,265,000 8.625%, 11/15/2024
d,f
5,359,770 0.7%
Iron Mountain, Inc.
5,405,000 5.000% - 5.250%,
3/15/2028 - 7/15/2030
d
5,349,859 0.7%
NCR Corporation
4,240,000 5.750%, 9/1/2027
d
4,240,000 0.5%
Other Securities
^
28,597,648 3.4%
Total 48,514,597
Transportation (1.7%)
Other Securities
^
14,391,482 1.7%
Total 14,391,482
U.S. Government & Agencies (0.1%)
Other Securities
^
601,187 0.1%
Total 601,187
Utilities (4.1%)
Calpine Corporation
4,305,000 4.500%, 2/15/2028
d
4,218,900 0.5%

High Yield Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
88
High Yield Portfolio held restricted securities as of June 30,
2020. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the
Securities Act of 1933. As of June 30, 2020, the value of these investments was $140,988 or 0.0% of total net assets.
Principal
Amount
Long-Term Fixed Income
(92.7%) Value
% of
Net
Assets
Utilities (4.1%) - continued
Dynegy, Inc.
$ 3,745,000 8.125%, 1/30/2026
d
$ 3,904,162 0.5%
NextEra Energy Operating
Partners, LP
5,290,000 3.875%, 10/15/2026
d
5,282,329 0.6%
Other Securities
^
20,040,564 2.5%
Total 33,445,955
Total Long-Term Fixed
Income
(cost $796,336,453) 758,830,998
Shares
Collateral Held for Securities
Loaned ( 3.1% ) Value
% of
Net
Assets
25,245,329 Thrivent Cash Management
Trust 25,245,329 3.1%
Total Collateral Held for
Securities Loaned
(cost $25,245,329) 25,245,329
Shares Preferred Stock ( 0.8% ) Value
% of
Net
Assets
Financials (0.8%)
Other Securities
^
6,538,191 0.8%
Total 6,538,191
Total Preferred Stock
(cost $6,363,091) 6,538,191
Shares or
Principal
Amount
Short-Term Investments
( 3.1% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
2,433,083 0.750% 24,355,160 3.0%
Other Securities
^
849,812 0.1%
Total Short-Term
Investments (cost
$25,157,381) 25,204,972
Total Investments (cost
$886,919,644) 103.0% $843,137,495
Other Assets and Liabilities,
Net (3.0%) (24,341,875)
Total Net Assets 100.0% $818,795,620
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $500,840,411 or 61.2%
of total net assets.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 24,224,763
Total lending $24,224,763
Gross amount payable upon return of
collateral for securities loaned $25,245,329
Net amounts due to counterparty
$1,020,566
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
PRIME - Federal Reserve Prime Loan Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 18,035,556
Gross unrealized depreciation (62,291,829)
Net unrealized appreciation (depreciation) $ (44,256,273)
Cost for federal income tax purposes $ 887,393,768

High Yield Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
89
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 8,227,625 – 8,227,625 –
Communications Services 3,825,710 – 3,825,710 –
Consumer Cyclical 8,069,483 – 8,069,483 –
Consumer Non-Cyclical 6,717,395 – 6,717,395 –
Energy 477,792 – 477,792 –
Long-Term Fixed Income
Basic Materials 53,299,246 – 53,299,246 –
Capital Goods 76,136,832 – 76,136,832 –
Communications Services 140,375,987 – 140,375,987 –
Consumer Cyclical 111,838,823 – 111,838,823 –
Consumer Non-Cyclical 129,070,437 – 129,070,437 –
Energy 84,809,994 – 84,809,994 –
Financials 66,346,458 – 66,346,458 –
Technology 48,514,597 – 48,514,597 –
Transportation 14,391,482 – 14,391,482 –
U.S. Government & Agencies 601,187 – 601,187 –
Utilities 33,445,955 – 33,445,955 –
Preferred Stock
Financials 6,538,191 6,538,191 – –
Short-Term Investments 849,812 – 849,812 –
Subtotal Investments in Securities $793,537,006 $6,538,191 $786,998,815 $–
Other Investments  * Total
Affiliated Short-Term Investments 24,355,160
Collateral Held for Securities Loaned 25,245,329
Subtotal Other Investments $49,600,489
Total Investments at Value $843,137,495
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for High
Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 105,540
Total Credit Contracts
105,540
Total $105,540
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Sell
Protection ($142,980)

High Yield Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
90
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $28,490 $115,735 $119,861 $24,355 2,433 3.0%
Total Affiliated Short-Term Investments
28,490
24,355 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,377 83,544 74,676 25,245 25,245 3.1
Total Collateral Held for Securities Loaned
16,377
25,245 3.1
Total Value
$44,867
$49,600
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(57) $48 – $221
Total Income/Non Income Cash from Affiliated
Investments $221
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 101
Total Affiliated Income from Securities Loaned, Net $101
Total Value $(57) $48 $–

Income Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
91
Principal
Amount Bank Loans ( 0.6% ) Value
% of
Net
Assets
Basic Materials (<0.1%)
Other Securities
^
$ 313,041 <0.1%
Total 313,041
Capital Goods (0.1%)
Other Securities
^
947,661 0.1%
Total 947,661
Communications Services (0.1%)
Other Securities
^
2,171,887 0.1%
Total 2,171,887
Consumer Cyclical (0.1%)
Other Securities
^
1,872,691 0.1%
Total 1,872,691
Consumer Non-Cyclical (0.1%)
Other Securities
^
2,038,922 0.1%
Total 2,038,922
Energy (<0.1%)
Other Securities
^
923,875 <0.1%
Total 923,875
Financials (0.1%)
Other Securities
^
1,228,619 0.1%
Total 1,228,619
Technology (0.1%)
Other Securities
^
974,499 0.1%
Total 974,499
Total Bank Loans
(cost $11,211,949) 10,471,195
Principal
Amount
Long-Term Fixed Income
( 95.2% ) Value
% of
Net
Assets
Asset-Backed Securities (1.2%)
Other Securities
^
21,988,539 1.2%
Total 21,988,539
Basic Materials (2.3%)
Other Securities
^
41,182,777 2.3%
Total 41,182,777
Capital Goods (3.0%)
General Electric Capital
Corporation
$ 3,200,000 1.313%, (LIBOR 3M +
1.000%), 3/15/2023
a
3,124,478 0.2%
Principal
Amount
Long-Term Fixed Income
(95.2%) Value
% of
Net
Assets
Capital Goods (3.0%) - continued
General Electric Company
$ 2,550,000 3.450%, 5/1/2027 $ 2,615,711 0.2%
5,200,000 5.000%, 1/21/2021
a,b
4,082,520 0.2%
Other Securities
^
44,104,946 2.4%
Total 53,927,655
Collateralized Mortgage Obligations
(0.1%)
Other Securities
^
758,633 0.1%
Total 758,633
Communications Services (8.7%)
AT&T, Inc.
5,120,000 4.250%, 3/1/2027 5,848,340 0.3%
4,500,000 4.550%, 3/9/2049 5,303,461 0.3%
13,523,000 2.750% - 4.500%,
5/15/2025 - 3/9/2048 15,140,747 0.9%
3,850,000 1.498%, (LIBOR 3M +
1.180%), 6/12/2024
a
3,857,619 0.2%
CCO Holdings, LLC
1,280,000 4.500% - 5.500%,
5/1/2026 - 8/15/2030
c
1,313,947 <0.1%
Charter Communications
Operating, LLC
4,500,000 4.800%, 3/1/2050 5,100,323 0.3%
5,775,000 4.908% - 6.484%,
7/23/2025 - 10/23/2045 7,072,604 0.4%
Comcast Corporation
15,225,000 3.300% - 6.400%,
8/15/2025 - 7/15/2042 18,474,057 1.0%
Discovery Communications,
LLC
4,500,000 4.650%, 5/15/2050 5,103,223 0.3%
Sprint Corporation
5,530,000 7.125%, 6/15/2024 6,244,144 0.4%
Time Warner Cable, Inc.
3,800,000 4.125%, 2/15/2021 3,843,561 0.2%
Time Warner Entertainment
Company, LP
1,720,000 8.375%, 3/15/2023 2,015,514 0.1%
T-Mobile USA, Inc.
6,450,000 3.750%, 4/15/2027
c
7,156,275 0.4%
Verizon Communications, Inc.
3,850,000 4.272%, 1/15/2036 4,766,473 0.3%
7,260,000 3.500% - 5.250%,
11/1/2024 - 3/22/2050 8,904,411 0.6%
4,400,000 1.492%, (LIBOR 3M +
1.100%), 5/15/2025
a
4,453,592 0.3%
Other Securities
^
50,435,545 2.7%
Total 155,033,836
Consumer Cyclical (4.9%)
General Motors Company
6,425,000 6.800%, 10/1/2027 7,485,887 0.4%
2,530,000 5.000% - 6.125%,
10/1/2025 - 4/1/2035 2,689,194 0.2%

Income Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
92
Principal
Amount
Long-Term Fixed Income
(95.2%) Value
% of
Net
Assets
Consumer Cyclical (4.9%) - continued
General Motors Financial
Company, Inc.
$ 5,610,000 3.450% - 4.000%,
4/10/2022 - 1/15/2025 $ 5,784,883 0.4%
Other Securities
^
70,869,957 3.9%
Total 86,829,921
Consumer Non-Cyclical (12.8%)
AbbVie, Inc.
4,460,000 3.200%, 5/14/2026 4,961,430 0.3%
Altria Group, Inc.
5,150,000 5.800%, 2/14/2039 6,420,985 0.4%
Anheuser-Busch Companies,
LLC
3,210,000 4.700%, 2/1/2036 3,784,361 0.2%
Anheuser-Busch InBev
Worldwide, Inc.
4,500,000 3.500%, 6/1/2030
d
5,058,741 0.3%
9,575,000 4.000% - 4.600%,
4/13/2028 - 10/6/2048 11,075,500 0.7%
BAT Capital Corporation
8,550,000 3.222% - 5.282%,
8/15/2024 - 4/2/2050 9,769,730 0.6%
Centene Corporation
7,105,000 3.375%, 2/15/2030 7,173,990 0.4%
CVS Health Corporation
5,210,000 5.050%, 3/25/2048 6,777,002 0.4%
9,895,000 3.625% - 4.750%,
12/1/2022 - 4/1/2050 11,214,629 0.6%
Nestle Holdings, Inc.
3,850,000 3.900%, 9/24/2038
c
4,780,042 0.3%
Reynolds American, Inc.
5,560,000 4.850% - 5.850%,
9/15/2023 - 8/15/2045 6,406,326 0.4%
Smithfield Foods, Inc.
7,500,000 2.650%, 10/3/2021
c
7,417,384 0.4%
Other Securities
^
142,606,814 7.8%
Total 227,446,934
Energy (9.1%)
Energy Transfer Operating, LP
7,350,000 3.750% - 6.000%,
5/15/2030 - 6/15/2048 7,420,204 0.4%
Energy Transfer Partners, LP
4,480,000 4.200%, 4/15/2027 4,687,188 0.3%
Marathon Petroleum
Corporation
5,780,000 4.750% - 6.500%,
12/15/2023 - 3/1/2041 6,804,573 0.4%
MPLX, LP
10,270,000 3.500% - 5.200%,
12/1/2022 - 3/1/2047 11,177,847 0.6%
Occidental Petroleum
Corporation
9,450,000 4.200%, 3/15/2048 6,399,540 0.4%
Principal
Amount
Long-Term Fixed Income
(95.2%) Value
% of
Net
Assets
Energy (9.1%) - continued
Sunoco Logistics Partners
Operations, LP
$ 7,700,000 3.450% - 4.000%,
1/15/2023 - 10/1/2027
d
$ 7,918,600 0.5%
Other Securities
^
117,984,552 6.5%
Total 162,392,504
Financials (26.8%)
Avolon Holdings Funding, Ltd.
6,400,000 4.375%, 5/1/2026
c
5,381,333 0.3%
Bank of America Corporation
10,050,000 3.875% - 4.200%,
8/26/2024 - 8/1/2025 11,152,828 0.7%
3,970,000 3.194%, 7/23/2030
a
4,381,514 0.2%
3,649,000 3.004%, 12/20/2023
a
3,837,869 0.2%
3,200,000 3.705%, 4/24/2028
a
3,616,538 0.2%
3,200,000 3.093%, 10/1/2025
a
3,454,547 0.2%
2,860,000 6.500%, 10/23/2024
a,b
3,073,528 0.2%
2,550,000 4.271%, 7/23/2029
a
3,001,325 0.2%
1,900,000 3.499%, 5/17/2022
a
1,945,139 0.1%
Citigroup, Inc.
4,370,000 4.400%, 6/10/2025 4,893,787 0.3%
7,705,000 3.700% - 5.500%,
9/13/2025 - 9/29/2027 8,886,605 0.5%
3,600,000 3.352%, 4/24/2025
a
3,889,651 0.2%
3,200,000 4.700%, 1/30/2025
a,b
2,836,960 0.2%
2,560,000 1.780%, (LIBOR 3M +
1.430%), 9/1/2023
a
2,585,984 0.1%
1,900,000 3.142%, 1/24/2023
a
1,965,020 0.1%
Danske Bank AS
5,600,000 5.000%, 1/12/2023
a,c
5,883,184 0.3%
Deutsche Bank AG
5,200,000 3.961%, 11/26/2025
a,d
5,455,201 0.3%
Five Corners Funding Trust
5,110,000 4.419%, 11/15/2023
c
5,690,694 0.3%
GE Capital Funding, LLC
5,800,000 4.050% - 4.400%,
5/15/2027 - 5/15/2030
c
6,092,140 0.3%
GE Capital International
Funding Company
3,600,000 4.418%, 11/15/2035 3,654,886 0.2%
Goldman Sachs Group, Inc.
4,450,000 3.850%, 7/8/2024 4,907,365 0.3%
4,680,000 4.000% - 4.250%,
3/3/2024 - 10/21/2025 5,226,134 0.3%
3,200,000 4.950%, 2/10/2025
a,b
3,040,000 0.2%
2,100,000 2.876%, 10/31/2022
a
2,153,013 0.1%
1,920,000 2.908%, 6/5/2023
a
1,990,410 0.1%
ING Groep NV
4,500,000 4.100%, 10/2/2023 4,935,385 0.3%
J.P. Morgan Chase &
Company
14,150,000 2.950% - 5.500%,
9/10/2024 - 10/15/2040 16,778,505 0.9%
3,200,000 2.956%, 5/13/2031
a
3,402,812 0.2%
3,200,000 5.000%, 8/1/2024
a,b
3,077,776 0.2%
3,200,000 4.600%, 2/1/2025
a,b
2,853,120 0.2%
2,600,000 3.882%, 7/24/2038
a
3,074,161 0.2%
1,270,000 6.750%, 2/1/2024
a,b
1,365,250 0.1%

Income Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
93
Principal
Amount
Long-Term Fixed Income
(95.2%) Value
% of
Net
Assets
Financials (26.8%) - continued
Kimco Realty Corporation
$ 5,100,000 3.300%, 2/1/2025 $ 5,352,149 0.3%
Morgan Stanley
4,600,000 3.622%, 4/1/2031
a
5,253,789 0.3%
10,435,000 3.125% - 4.875%,
11/1/2022 - 1/27/2045 11,887,221 0.7%
3,190,000 2.420%, (LIBOR 3M +
1.400%), 10/24/2023
a
3,223,297 0.2%
2,000,000 2.720%, 7/22/2025
a
2,123,630 0.1%
Other Securities
^
303,145,055 17.0%
Total 475,467,805
Foreign Government (0.4%)
Other Securities
^
6,488,845 0.4%
Total 6,488,845
Mortgage-Backed Securities (4.2%)
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
9,226,185 3.000%, 3/25/2050 9,724,035 0.5%
5,338,709 3.500%, 7/1/2047 5,637,222 0.3%
Federal National Mortgage
Association
4,992,585 3.500%, 8/1/2049 5,280,004 0.3%
8,814,440 3.500% - 4.500%,
5/1/2048 - 6/1/2049 9,329,799 0.5%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
5,125,000 2.000%, 7/1/2035
e
5,300,571 0.3%
9,475,000 2.500%, 7/1/2035
e
9,917,290 0.6%
3,575,000 2.000% - 3.000%,
8/1/2035 - 8/1/2049
e
3,710,970 0.2%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
16,000,000 2.500%, 7/1/2050
e
16,673,125 0.9%
7,016,094 2.000% - 4.000%,
7/1/2048 - 7/1/2050
e
7,328,381 0.5%
Other Securities
^
1,816,921 0.1%
Total 74,718,318
Technology (5.6%)
Apple, Inc.
4,450,000 3.250%, 2/23/2026 4,996,641 0.3%
Broadcom Corporation
7,650,000 3.875%, 1/15/2027 8,270,126 0.5%
3,200,000 3.500%, 1/15/2028 3,379,659 0.2%
Broadcom, Inc.
7,050,000 4.250% - 5.000%,
4/15/2026 - 4/15/2030
c
7,964,116 0.5%
Diamond 1 Finance
Corporation
6,725,000 6.020%, 6/15/2026
c
7,710,047 0.4%
Principal
Amount
Long-Term Fixed Income
(95.2%) Value
% of
Net
Assets
Technology (5.6%) - continued
Other Securities
^
$ 66,160,236 3.7%
Total 98,480,825
Transportation (1.8%)
Other Securities
^
32,420,316 1.8%
Total 32,420,316
U.S. Government & Agencies (5.7%)
U.S. Treasury Bonds
15,250,000 2.000%, 2/15/2050 17,455,293 1.0%
6,400,000 1.250%, 5/15/2050 6,144,250 0.3%
14,000,000 1.625%, 8/15/2029
d
15,273,125 0.9%
19,000,000 1.750%, 11/15/2029 20,974,961 1.2%
9,250,000 1.500%, 2/15/2030 9,998,310 0.6%
25,750,000 2.250%, 8/15/2049 30,952,305 1.7%
U.S. Treasury Notes
360,000 1.375%, 9/30/2020 361,069 <0.1%
Total 101,159,313
Utilities (8.6%)
AEP Transmission Company,
LLC
4,480,000 3.100%, 12/1/2026 5,013,028 0.3%
Consolidated Edison
Company of New York, Inc.
4,750,000 4.125%, 5/15/2049 5,782,786 0.3%
Edison International
6,600,000 5.750%, 6/15/2027 7,576,961 0.4%
FirstEnergy Corporation
4,480,000 3.900%, 7/15/2027 5,067,223 0.3%
ITC Holdings Corporation
5,080,000 4.050%, 7/1/2023 5,436,007 0.3%
Southern Company
7,630,000 3.250%, 7/1/2026 8,455,467 0.5%
Other Securities
^
114,733,545 6.5%
Total 152,065,017
Total Long-Term Fixed
Income
(cost $1,568,990,101) 1,690,361,238
Shares
Registered Investment
Companies ( 3.2% ) Value
% of
Net
Assets
Unaffiliated  (3.2%)
120,000 iShares J.P. Morgan USD
Emerging Markets Bond
ETF 13,106,400 0.7%
350,000 iShares S&P U.S. Preferred
Stock Index Fund 12,124,000 0.7%
160,000 SPDR Bloomberg Barclays
High Yield Bond ETF 16,185,600 0.9%

Income Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
94
Shares
Registered Investment
Companies (3.2%) Value
% of
Net
Assets
Unaffiliated  (3.2%) - continued
190,000 Vanguard Short-Term
Corporate Bond ETF $ 15,705,400 0.9%
Total 57,121,400
Total Registered Investment
Companies (cost
$55,273,112) 57,121,400
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
% of
Net
Assets
28,403,985 Thrivent Cash Management
Trust 28,403,985 1.6%
Total Collateral Held for
Securities Loaned
(cost $28,403,985) 28,403,985
Shares Preferred Stock ( 0.1% ) Value
% of
Net
Assets
Financials (0.1%)
Other Securities
^
2,317,500 0.1%
Total 2,317,500
Total Preferred Stock
(cost $2,250,000) 2,317,500
Shares Common Stock ( <0.1% ) Value
% of
Net
Assets
Financials (<0.1%)
Other Securities
^
0 <0.1%
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount
Short-Term Investments
( 2.1% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
3,542,353 0.750% 35,458,959 2.0%
U.S. Treasury Bills
300,000 0.101% - 0.275%,
7/23/2020 - 7/30/2020
f
299,975 <0.1%
Other Securities
^
1,499,724 0.1%
Total Short-Term
Investments (cost
$37,112,598) 37,258,658
Total Investments (cost
$1,703,241,745) 102.8% $1,825,933,976
Other Assets and Liabilities,
Net (2.8%) (49,594,132)
Total Net Assets 100.0% $1,776,339,844
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $312,168,356 or 17.6%
of total net assets.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 27,619,895
Total lending $27,619,895
Gross amount payable upon return of
collateral for securities loaned $28,403,985
Net amounts due to counterparty
$784,090
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 135,029,369
Gross unrealized depreciation (12,954,222)
Net unrealized appreciation (depreciation) $ 122,075,147
Cost for federal income tax purposes $ 1,704,255,672

Income Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
95
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 313,041 – 313,041 –
Capital Goods 947,661 – 947,661 –
Communications Services 2,171,887 – 2,171,887 –
Consumer Cyclical 1,872,691 – 1,872,691 –
Consumer Non-Cyclical 2,038,922 – 2,038,922 –
Energy 923,875 – 923,875 –
Financials 1,228,619 – 1,228,619 –
Technology 974,499 – 974,499 –
Long-Term Fixed Income
Asset-Backed Securities 21,988,539 – 18,788,539 3,200,000
Basic Materials 41,182,777 – 41,182,777 –
Capital Goods 53,927,655 – 53,927,655 –
Collateralized Mortgage Obligations 758,633 – 758,633 –
Communications Services 155,033,836 – 155,033,836 –
Consumer Cyclical 86,829,921 – 86,829,921 –
Consumer Non-Cyclical 227,446,934 – 227,446,934 –
Energy 162,392,504 – 162,392,504 –
Financials^ 475,467,805 – 475,467,805 –
Foreign Government 6,488,845 – 6,488,845 –
Mortgage-Backed Securities 74,718,318 – 74,718,318 –
Technology 98,480,825 – 98,480,825 –
Transportation 32,420,316 – 32,420,316 –
U.S. Government & Agencies 101,159,313 – 101,159,313 –
Utilities 152,065,017 – 152,065,017 –
Registered Investment Companies
Unaffiliated 57,121,400 57,121,400 – –
Preferred Stock
Financials 2,317,500 2,317,500 – –
Common Stock
Financials^ 0 – – 0
Short-Term Investments 1,799,699 – 1,799,699 –
Subtotal Investments in Securities $1,762,071,032 $59,438,900 $1,699,432,132 $3,200,000
Other Investments  * Total
Affiliated Short-Term Investments 35,458,959
Collateral Held for Securities Loaned 28,403,985
Subtotal Other Investments $63,862,944
Total Investments at Value $1,825,933,976
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 396,843 396,843 – –
Total Asset Derivatives $396,843 $396,843 $– $–

Income Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
96
Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling $1,299,732 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 206 September 2020 $ 36,387,032 $ 396,843
Total Futures Long Contracts $ 36,387,032 $ 396,843
Total Futures Contracts $ 36,387,032 $396,843
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 396,843
Total Interest Rate Contracts 396,843
Total Asset Derivatives $396,843
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 4,117,306
Total Interest Rate Contracts
4,117,306
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 195,389
Total Credit Contracts
195,389
Total $4,312,695
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,058,970
Total Interest Rate Contracts 1,058,970
Total $1,058,970
The following table presents Income Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $35,579,780
Credit Contracts
Credit Default Swaps - Buy
Protection (1,664)

Income Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
97
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $153,682 $288,205 $406,504 $35,459 3,542 2.0%
Total Affiliated Short-Term Investments
153,682
35,459 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,425 149,681 128,702 28,404 28,404 1.6
Total Collateral Held for Securities Loaned
7,425
28,404 1.6
Total Value
$161,107
$63,863
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(70) $146 – $874
Total Income/Non Income Cash from Affiliated
Investments $874
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 43
Total Affiliated Income from Securities Loaned, Net $43
Total Value $(70) $146 $–

International Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
98
Shares Common Stock ( 92.2% ) Value
% of Net
Assets
Australia (4.8%)
212,807 Commonwealth Bank of
Australia $ 10,277,343 0.7%
108,168 CSL, Ltd. 21,513,355 1.4%
Other Securities
^
42,025,129 2.7%
Total 73,815,827
Austria (0.2%)
Other Securities
^
3,802,101 0.2%
Total 3,802,101
Belgium (0.3%)
Other Securities
^
5,232,357 0.3%
Total 5,232,357
Bermuda (0.1%)
Other Securities
^
1,238,425 0.1%
Total 1,238,425
Brazil (0.6%)
Other Securities
^
9,093,761 0.6%
Total 9,093,761
Canada (6.5%)
187,041 CGI, Inc.
a
11,783,748 0.7%
713,767 CI Financial Corporation 9,079,814 0.6%
201,593 Granite REIT 10,403,363 0.7%
274,524 Northland Power, Inc. 6,871,189 0.5%
335,839 Toronto-Dominion Bank 14,988,572 1.0%
Other Securities
^
46,849,026 3.0%
Total 99,975,712
Cayman Islands (2.1%)
209,524 Tencent Holdings, Ltd. 13,425,861 0.9%
Other Securities
^
18,683,914 1.2%
Total 32,109,775
Chile (0.1%)
Other Securities
^
770,208 0.1%
Total 770,208
China (2.8%)
62,218 Alibaba Group Holding, Ltd.
ADR
a
13,420,423 0.9%
Other Securities
^
28,774,618 1.9%
Total 42,195,041
Colombia (<0.1%)
Other Securities
^
79,825 <0.1%
Total 79,825
Czech Republic (<0.1%)
Other Securities
^
98,554 <0.1%
Total 98,554
Shares Common Stock (92.2%) Value
% of Net
Assets
Denmark (1.8%)
242,364 Novo Nordisk AS $ 15,789,465 1.0%
Other Securities
^
11,507,468 0.8%
Total 27,296,933
Egypt (<0.1%)
Other Securities
^
279,761 <0.1%
Total 279,761
Finland (0.7%)
Other Securities
^
11,369,679 0.7%
Total 11,369,679
France (4.8%)
206,251 Legrand SA 15,669,033 1.0%
24,861 LVMH Moet Hennessy Louis
Vuitton SE 10,975,961 0.7%
161,148 Schneider Electric SE 17,925,491 1.2%
201,541 Total SA 7,771,066 0.5%
Other Securities
^
20,512,324 1.4%
Total 72,853,875
Germany (5.3%)
91,413 Allianz SE 18,679,468 1.2%
69,924 Deutsche Boerse AG 12,654,559 0.8%
333,083 TAG Immobilien AG 7,955,318 0.5%
Other Securities
^
42,365,770 2.8%
Total 81,655,115
Greece (0.1%)
Other Securities
^
889,300 0.1%
Total 889,300
Hong Kong (1.2%)
Other Securities
^
19,125,804 1.2%
Total 19,125,804
India (1.1%)
Other Securities
^
16,205,407 1.1%
Total 16,205,407
Indonesia (0.1%)
Other Securities
^
1,875,682 0.1%
Total 1,875,682
Ireland (0.1%)
Other Securities
^
1,812,436 0.1%
Total 1,812,436
Israel (1.1%)
2,803,803 Israel Discount Bank, Ltd. 8,551,556 0.6%
Other Securities
^
7,616,593 0.5%
Total 16,168,149
Italy (1.7%)
138,497 Recordati SPA 6,930,172 0.5%

International Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
99
Shares Common Stock (92.2%) Value
% of Net
Assets
Italy (1.7%) - continued
Other Securities
^
$ 18,889,221 1.2%
Total 25,819,393
Japan (20.3%)
62,400 Chugai Pharmaceutical
Company, Ltd. 3,340,895 0.2%
390,300 Mitsubishi Corporation 8,247,712 0.6%
440,200 Mitsui & Company, Ltd. 6,522,277 0.4%
93,400 Sony Corporation 6,447,419 0.4%
184,300 Takeda Pharmaceutical
Company, Ltd. 6,621,525 0.4%
Other Securities
^
280,065,677 18.3%
Total 311,245,505
Jersey (0.4%)
Other Securities
^
5,524,133 0.4%
Total 5,524,133
Luxembourg (0.2%)
Other Securities
^
2,455,920 0.2%
Total 2,455,920
Malaysia (0.2%)
Other Securities
^
2,787,575 0.2%
Total 2,787,575
Mexico (0.2%)
Other Securities
^
2,776,993 0.2%
Total 2,776,993
Netherlands (4.6%)
53,691 ASM International NV 8,265,511 0.6%
41,483 ASML Holding NV 15,174,955 1.0%
82,774 Euronext NV
b
8,331,517 0.5%
195,639 Koninklijke Philips NV
a
9,126,069 0.6%
Other Securities
^
29,554,100 1.9%
Total 70,452,152
New Zealand (<0.1%)
Other Securities
^
635,206 <0.1%
Total 635,206
Norway (1.6%)
606,854 DnB ASA
a
8,099,985 0.5%
Other Securities
^
16,337,857 1.1%
Total 24,437,842
Panama (<0.1%)
Other Securities
^
12,945 <0.1%
Total 12,945
Peru (<0.1%)
Other Securities
^
326,170 <0.1%
Total 326,170
Shares Common Stock (92.2%) Value
% of Net
Assets
Philippines (0.1%)
Other Securities
^
$ 878,869 0.1%
Total 878,869
Poland (0.2%)
Other Securities
^
2,695,123 0.2%
Total 2,695,123
Portugal (<0.1%)
Other Securities
^
57,676 <0.1%
Total 57,676
Russian Federation (0.5%)
Other Securities
^
7,200,623 0.5%
Total 7,200,623
Singapore (0.8%)
439,000 DBS Group Holdings, Ltd. 6,605,560 0.4%
Other Securities
^
6,335,063 0.4%
Total 12,940,623
South Africa (0.4%)
Other Securities
^
6,650,011 0.4%
Total 6,650,011
South Korea (1.3%)
163,176 Samsung Electronics
Company, Ltd. 7,223,415 0.5%
Other Securities
^
12,502,844 0.8%
Total 19,726,259
Spain (1.5%)
Other Securities
^
23,402,220 1.5%
Total 23,402,220
Sweden (3.1%)
327,086 AB Industrivarden
a
7,455,603 0.5%
Other Securities
^
40,791,646 2.6%
Total 48,247,249
Switzerland (10.3%)
62,139 Baloise Holding AG 9,361,272 0.6%
12,757 Geberit AG 6,400,646 0.4%
186,503 Nestle SA 20,677,704 1.4%
292,112 Novartis AG 25,449,109 1.7%
93,829 PSP Swiss Property AG 10,568,504 0.7%
72,166 Roche Holding AG 25,001,877 1.6%
6,708 Roche Holding AG-BR 2,310,239 0.1%
33,270 Sika AG 6,413,540 0.4%
18,242 Swiss Life Holding AG 6,786,367 0.5%
22,195 Tecan Group AG 7,866,124 0.5%
Other Securities
^
37,378,459 2.4%
Total 158,213,841

International Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
100
Shares Common Stock (92.2%) Value
% of Net
Assets
Taiwan (1.7%)
851,515 Taiwan Semiconductor
Manufacturing Company,
Ltd. $ 9,093,772 0.6%
Other Securities
^
16,348,249 1.1%
Total 25,442,021
Thailand (0.3%)
Other Securities
^
4,830,941 0.3%
Total 4,830,941
Turkey (0.1%)
Other Securities
^
1,344,526 0.1%
Total 1,344,526
United Kingdom (8.8%)
794,942 GlaxoSmithKline plc 16,057,531 1.1%
259,822 Halma plc 7,402,358 0.5%
1,995,286 HSBC Holdings plc 9,273,239 0.6%
1,721,443 Moneysupermarket.com Group
plc 6,905,370 0.5%
431,707 Royal Dutch Shell plc, Class A 6,912,151 0.5%
479,294 Royal Dutch Shell plc, Class B 7,266,214 0.5%
137,887 Unilever plc 7,437,748 0.5%
Other Securities
^
73,023,743 4.6%
Total 134,278,354
United States (0.1%)
Other Securities
^
1,235,832 0.1%
Total 1,235,832
Total Common Stock
(cost $1,385,389,800) 1,411,561,729
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
% of Net
Assets
9,219,401 Thrivent Cash Management
Trust 9,219,401 0.6%
Total Collateral Held for
Securities Loaned
(cost $9,219,401) 9,219,401
Shares Preferred Stock ( <0.1% ) Value
% of Net
Assets
South Korea (0.1%)
Other Securities
^
$ 1,888,115 0.1%
Total 1,888,115
Total Preferred Stock
(cost $772,026) 1,888,115
Principal
Amount
Long-Term Fixed Income
( <0.1% )
% of Net
Assets
Venezuela (<0.1%)
Other Securities
^
511,824 <0.1%
Total 511,824
Total Long-Term Fixed
Income
(cost $7,583,707) 511,824
Shares or
Principal
Amount
Short-Term Investments
( 7.2% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
9,100,000 0.150%, 7/31/2020
c,d
9,099,090 0.6%
8,900,000 0.177%, 8/4/2020
c,d
8,898,739 0.6%
21,500,000 0.006% - 0.200%,
7/7/2020 - 9/15/2020
c,d
21,496,870 1.4%
Thrivent Core Short-Term
Reserve Fund
7,066,292 0.750%
d
70,733,580 4.6%
Total Short-Term Investments
($110,051,967) 110,228,279
Total Investments (cost
$1,513,016,901) 100.1% $1,533,409,348
Other Assets and Liabilities,
Net (0.1%) (1,430,841)
Total Net Assets 100.0% $1,531,978,507
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $38,719,747 or 2.5% of
total net assets.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

International Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
101
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 8,725,321
Total lending $8,725,321
Gross amount payable upon return of
collateral for securities loaned $9,219,401
Net amounts due to counterparty
$494,080
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 153,734,047
Gross unrealized depreciation (146,872,110)
Net unrealized appreciation (depreciation) $ 6,861,937
Cost for federal income tax purposes $ 1,527,644,221
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 67,044,101 2,425,429 64,618,671 1
Consumer Discretionary^ 163,009,393 20,804,314 142,205,079 0
Consumer Staples 103,545,171 483,649 103,061,522 –
Energy 45,385,109 1,192,823 44,162,775 29,511
Financials 251,730,597 1,673,068 250,055,969 1,560
Health Care 200,855,823 508,207 200,347,616 –
Industrials 188,711,518 233,824 188,288,861 188,833
Information Technology 173,379,785 4,418,347 168,961,438 –
Materials 110,255,162 1,604,406 108,555,796 94,960
Real Estate 83,161,340 – 83,161,340 –
Utilities 24,483,731 – 24,483,653 78
Preferred Stock
Information Technology 1,888,115 – 1,888,115 –
Long-Term Fixed Income
Energy 511,824 – 511,824 –
Short-Term Investments 39,494,698 – 39,494,698 –
Subtotal Investments in Securities $1,453,456,367 $33,344,067 $1,419,797,357 $314,943
Other Investments  * Total
Affiliated Short-Term Investments 70,733,580
Collateral Held for Securities Loaned 9,219,401
Subtotal Other Investments $79,952,981
Total Investments at Value $1,533,409,348
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,096,909 2,096,909 – –
Total Asset Derivatives $2,096,909 $2,096,909 $– $–
Liability Derivatives
Futures Contracts 1,000,099 1,000,099 – –
Total Liability Derivatives $1,000,099 $1,000,099 $– $–

International Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
102
Reference Description:
ASX
-
Australian Securities Exchange
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
SFE
-
Sydney Futures Exchange
TSE
-
Tokyo Stock Exchange
The following table presents International Allocation Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling
$33,755,976 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 656 September 2020 $ 93,272,963 ( $ 994,263)
Eurex Euro STOXX 50 Index 2,529 September 2020 90,413,825 1,247,082
FTSE 100 Index 1 September 2020 74,527 1,597
ICE mini MSCI EAFE Index 676 September 2020 59,671,985 437,935
SFE S&P ASX Share Price Index 200 1 September 2020 99,538 2,113
TSE Tokyo Price Index 1 September 2020 150,175 (5,836)
Total Futures Long Contracts $ 243,683,013 $ 688,628
ICE US mini MSCI Emerging Markets Index (1,490) September 2020 ( $ 73,842,832) $ 408,182
Total Futures Short Contracts ( $ 73,842,832) $408,182
Total Futures Contracts $ 169,840,181 $1,096,810
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for International Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,096,909
Total Equity Contracts 2,096,909
Total Asset Derivatives $2,096,909
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 994,263
Total Foreign Exchange Contracts 994,263
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,836
Total Equity Contracts 5,836
Total Liability Derivatives $1,000,099
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

International Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
103
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (59,323,339)
Total Equity Contracts
(59,323,339)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 991,374
Total Foreign Exchange Contracts 991,374
Total ($58,331,965)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,173,385)
Total Foreign Exchange Contracts (2,173,385)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,530,769
Total Equity Contracts 1,530,769
Total ($642,616)
The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $249,395,788
Futures - Short (57,141,554)
Foreign Exchange Contracts
Futures - Long 101,479,578

International Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
104
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $242,400 $222,334 $394,087 $70,734 7,066 4.6%
Total Affiliated Short-Term Investments
242,400
70,734 4.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 12,877 104,845 108,503 9,219 9,219 0.6
Total Collateral Held for Securities Loaned
12,877
9,219 0.6
Total Value
$255,277
$79,953
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(89) $176 – $1,248
Total Income/Non Income Cash from Affiliated
Investments $1,248
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 66
Total Affiliated Income from Securities Loaned, Net $66
Total Value $(89) $176 $–

International Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
105
Shares Common Stock ( 98.7% ) Value
% of Net
Assets
Australia (6.6%)
24,700 BHP Group, Ltd. $ 614,976 0.6%
14,843 Commonwealth Bank of
Australia 716,831 0.7%
3,806 CSL, Ltd. 756,969 0.7%
30,283 Westpac Banking Corporation 379,547 0.3%
Other Securities
^
4,900,746 4.3%
Total 7,369,069
Austria (0.2%)
Other Securities
^
188,065 0.2%
Total 188,065
Belgium (0.9%)
Other Securities
^
1,017,479 0.9%
Total 1,017,479
Bermuda (0.2%)
Other Securities
^
209,703 0.2%
Total 209,703
Cayman Islands (0.4%)
Other Securities
^
399,137 0.4%
Total 399,137
Denmark (2.3%)
14,836 Novo Nordisk AS 966,532 0.9%
Other Securities
^
1,618,721 1.4%
Total 2,585,253
Finland (1.2%)
Other Securities
^
1,301,824 1.2%
Total 1,301,824
France (10.2%)
3,967 Air Liquide SA 573,573 0.5%
2,106 L'Oreal SA
a
679,701 0.6%
2,329 LVMH Moet Hennessy Louis
Vuitton SE 1,028,237 0.9%
9,462 Sanofi 964,974 0.9%
4,636 Schneider Electric SE 515,691 0.5%
20,725 Total SA 799,119 0.7%
4,320 Vinci SA 400,563 0.4%
Other Securities
^
6,349,421 5.7%
Total 11,311,279
Germany (8.7%)
1,596 Adidas AG
a
420,786 0.4%
3,498 Allianz SE 714,787 0.6%
7,701 BASF SE 432,558 0.4%
8,237 Bayer AG 610,553 0.5%
27,946 Deutsche Telekom AG 468,911 0.4%
8,756 SAP SE 1,223,991 1.1%
6,414 Siemens AG 756,446 0.7%
Other Securities
^
5,019,781 4.6%
Total 9,647,813
Shares Common Stock (98.7%) Value
% of Net
Assets
Hong Kong (2.8%)
101,400 AIA Group, Ltd. $ 948,861 0.8%
10,000 Hong Kong Exchanges &
Clearing, Ltd. 425,917 0.4%
Other Securities
^
1,783,008 1.6%
Total 3,157,786
Ireland (0.8%)
Other Securities
^
850,163 0.8%
Total 850,163
Isle of Man (<0.1%)
Other Securities
^
44,784 <0.1%
Total 44,784
Israel (0.6%)
Other Securities
^
692,546 0.6%
Total 692,546
Italy (1.9%)
68,195 Enel SPA 589,778 0.5%
Other Securities
^
1,519,383 1.4%
Total 2,109,161
Japan (25.1%)
5,700 Chugai Pharmaceutical
Company, Ltd. 305,178 0.3%
4,800 Daiichi Sankyo Company, Ltd. 392,600 0.4%
2,400 Hino Motors, Ltd. 16,283 <0.1%
13,800 KDDI Corporation 411,753 0.4%
1,500 Keyence Corporation 628,592 0.6%
102,500 Mitsubishi UFJ Financial
Group, Inc. 403,391 0.4%
900 Nintendo Company, Ltd. 402,362 0.4%
13,100 SoftBank Group Corporation 660,602 0.6%
10,700 Sony Corporation 738,623 0.7%
13,200 Takeda Pharmaceutical
Company, Ltd. 474,249 0.4%
17,800 Toyota Motor Corporation 1,119,337 1.0%
Other Securities
^
22,350,705 19.9%
Total 27,903,675
Jersey (0.3%)
Other Securities
^
348,199 0.3%
Total 348,199
Luxembourg (0.2%)
Other Securities
^
236,738 0.2%
Total 236,738
Netherlands (5.1%)
3,569 ASML Holding NV 1,305,581 1.2%
4,087 Prosus NV
a
379,919 0.3%
12,248 Unilever NV 653,033 0.6%
Other Securities
^
3,308,108 3.0%
Total 5,646,641

International Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
106
Shares Common Stock (98.7%) Value
% of Net
Assets
New Zealand (0.3%)
Other Securities
^
$ 359,985 0.3%
Total 359,985
Norway (0.5%)
Other Securities
^
574,549 0.5%
Total 574,549
Papua New Guinea (<0.1%)
Other Securities
^
36,666 <0.1%
Total 36,666
Portugal (0.2%)
Other Securities
^
188,135 0.2%
Total 188,135
Singapore (1.1%)
Other Securities
^
1,238,521 1.1%
Total 1,238,521
Spain (2.4%)
48,700 Iberdrola SA 568,554 0.5%
Other Securities
^
2,094,428 1.9%
Total 2,662,982
Supranational (0.1%)
Other Securities
^
65,385 0.1%
Total 65,385
Sweden (2.9%)
Other Securities
^
3,180,102 2.9%
Total 3,180,102
Switzerland (10.5%)
24,953 Nestle SA 2,766,555 2.5%
18,013 Novartis AG 1,569,312 1.4%
5,891 Roche Holding AG 2,040,934 1.8%
1,254 Zurich Insurance Group AG 444,330 0.4%
Other Securities
^
4,922,064 4.4%
Total 11,743,195
United Kingdom (13.2%)
11,002 AstraZeneca plc 1,145,023 1.0%
169,817 BP plc 650,574 0.6%
19,234 British American Tobacco plc 737,676 0.7%
19,595 Diageo plc 651,284 0.6%
42,061 GlaxoSmithKline plc 849,616 0.8%
170,323 HSBC Holdings plc 791,589 0.7%
5,951 Reckitt Benckiser Group plc 547,481 0.5%
9,405 Rio Tinto plc 529,279 0.5%
34,511 Royal Dutch Shell plc, Class A 552,563 0.5%
31,225 Royal Dutch Shell plc, Class B 473,379 0.4%
9,798 Unilever plc 528,513 0.5%
Shares Common Stock (98.7%) Value
% of Net
Assets
United Kingdom (13.2%) - continued
Other Securities
^
$ 7,286,524 6.4%
Total 14,743,501
Total Common Stock
(cost $99,841,302) 109,812,336
Preferred Stock ( 0.4% )
% of Net
Assets
Germany (0.4%)
Other Securities
^
399,062 0.4%
Total 399,062
Total Preferred Stock
(cost $362,016) 399,062
Shares or
Principal
Amount
Short-Term Investments
( 0.8% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
69,119 0.750% 691,880 0.6%
Other Securities
^
199,959 0.2%
Total Short-Term Investments
($891,842) 891,839
Total Investments (cost
$101,095,160) 99.9% $111,103,237
Other Assets and Liabilities,
Net 0.1% 124,434
Total Net Assets 100.0% $111,227,671
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 10,727,275
Gross unrealized depreciation (722,821)
Net unrealized appreciation (depreciation) $ 10,004,454
Cost for federal income tax purposes $ 101,095,160

International Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
107
Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,803,427 – 5,803,427 –
Consumer Discretionary 11,705,020 28,433 11,676,587 –
Consumer Staples 13,462,416 64,985 13,397,431 –
Energy 3,844,210 – 3,841,175 3,035
Financials 18,311,162 – 18,311,162 –
Health Care 15,591,537 174,033 15,417,504 –
Industrials 15,829,824 34,003 15,788,347 7,474
Information Technology 9,504,528 246,338 9,258,190 –
Materials 7,824,827 – 7,824,827 –
Real Estate 3,565,986 – 3,565,986 –
Utilities 4,369,399 – 4,369,399 –
Preferred Stock
Consumer Discretionary 259,682 – 259,682 –
Consumer Staples 139,380 – 139,380 –
Short-Term Investments 199,959 – 199,959 –
Subtotal Investments in Securities $110,411,357 $547,792 $109,853,056 $10,509
Other Investments  * Total
Affiliated Short-Term Investments 691,880
Subtotal Other Investments $691,880
Total Investments at Value $111,103,237
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 3,623 3,623 – –
Total Liability Derivatives $3,623 $3,623 $– $–
The following table presents International Index Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling $199,959 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 11 September 2020 $ 981,743 ( $ 3,623)
Total Futures Long Contracts $ 981,743 ( $ 3,623)
Total Futures Contracts $ 981,743 ($3,623)

International Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
108
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,623
Total Equity Contracts 3,623
Total Liability Derivatives $3,623
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 640,180
Total Equity Contracts
640,180
Total $640,180
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,623)
Total Equity Contracts (3,623)
Total ($3,623)
The following table presents International Index Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,516,827
Futures - Short (79,331)

International Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
109
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
4/30/2020
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $5,000 $29,185 $33,498 $692 69 0.6%
Total Affiliated Short-Term Investments
5,000
692 0.6
Total Value
$5,000
$692
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/30/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $5 $– – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Total Value $5 $– $–

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
110
Shares Common Stock ( 98.5% ) Value
Communications Services (13.0%)
347,861 Activision Blizzard, Inc. $ 26,402,650
77,945 Alphabet, Inc., Class A
a
110,529,907
184,404 Facebook, Inc.
a
41,872,616
483,005 Live Nation Entertainment, Inc.
a
21,411,612
702,479 Uber Technologies, Inc.
a
21,833,047
Total 222,049,832
Consumer Discretionary (19.6%)
81,327 Amazon.com, Inc.
a
224,366,554
268,818 Aptiv plc 20,946,299
15,677 Chipotle Mexican Grill, Inc.
a
16,497,848
183,188 Home Depot, Inc. 45,890,426
288,851 NIKE, Inc. 28,321,840
Total 336,022,967
Consumer Staples (1.3%)
87,684 Lamb Weston Holdings, Inc. 5,605,638
247,930 Philip Morris International, Inc. 17,369,976
Total 22,975,614
Financials (4.0%)
241,604 American Express Company 23,000,701
576,651 Charles Schwab Corporation 19,456,204
80,108 S&P Global, Inc. 26,393,984
Total 68,850,889
Health Care (13.1%)
65,038 Amgen, Inc. 15,339,863
151,905 Cerner Corporation 10,413,088
306,804 Edwards Lifesciences Corporation
a
21,203,224
52,576 Humana, Inc. 20,386,344
50,297 Intuitive Surgical, Inc.
a
28,660,740
203,030 Novo Nordisk AS ADR 13,294,404
82,665 Stryker Corporation 14,895,406
75,729 Thermo Fisher Scientific, Inc. 27,439,646
57,313 Veeva Systems, Inc.
a
13,435,313
88,161 Vertex Pharmaceuticals, Inc.
a
25,594,020
241,213 Zoetis, Inc. 33,055,830
Total 223,717,878
Industrials (3.3%)
149,557 Honeywell International, Inc. 21,624,447
50,463 Lockheed Martin Corporation 18,414,958
91,435 Norfolk Southern Corporation 16,053,243
Total 56,092,648
Information Technology (41.5%)
82,053 Adobe, Inc.
a
35,718,491
392,612 Apple, Inc. 143,224,858
119,530 CDW Corporation 13,886,995
104,292 Intuit, Inc. 30,890,248
220,731 MasterCard, Inc. 65,270,157
756,965 Microsoft Corporation 154,049,947
126,803 NVIDIA Corporation 48,173,728
191,998 PayPal Holdings, Inc.
a
33,451,812
77,298 Salesforce.com, Inc.
a
14,480,234
105,748 ServiceNow, Inc.
a
42,834,285
285,799 Square, Inc.
a
29,991,747
118,791 Texas Instruments, Inc. 15,082,893
428,323 Visa, Inc. 82,739,154
Total 709,794,549
Shares Common Stock (98.5%) Value
Materials (1.2%)
100,186 Ecolab, Inc. $ 19,932,005
Total 19,932,005
Real Estate (1.5%)
97,458 American Tower Corporation 25,196,791
Total 25,196,791
Total Common Stock
(cost $944,500,311) 1,684,633,173
Shares Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
2,981,901 0.750% 29,848,825
Total Short-Term Investments
(cost $29,792,490) 29,848,825
Total Investments (cost
$974,292,801) 100.2% $1,714,481,998
Other Assets and Liabilities, Net
(0.2%) (3,969,777)
Total Net Assets 100.0% $1,710,512,221
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 746,293,907
Gross unrealized depreciation (7,796,693)
Net unrealized appreciation (depreciation) $ 738,497,214
Cost for federal income tax purposes $ 975,984,784

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
111
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 222,049,832 222,049,832 – –
Consumer Discretionary 336,022,967 336,022,967 – –
Consumer Staples 22,975,614 22,975,614 – –
Financials 68,850,889 68,850,889 – –
Health Care 223,717,878 223,717,878 – –
Industrials 56,092,648 56,092,648 – –
Information Technology 709,794,549 709,794,549 – –
Materials 19,932,005 19,932,005 – –
Real Estate 25,196,791 25,196,791 – –
Subtotal Investments in Securities $1,684,633,173 $1,684,633,173 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 29,848,825
Subtotal Other Investments $29,848,825
Total Investments at Value $1,714,481,998
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $20,434 $144,290 $134,900 $29,849 2,982 1.7%
Total Affiliated Short-Term Investments
20,434
29,849 1.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,542 43,185 46,727 – – –
Total Collateral Held for Securities Loaned
3,542
– –
Total Value
$23,976
$29,849
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(31) $56 – $174
Total Income/Non Income Cash from Affiliated
Investments $174
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $(31) $56 $–

Large Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
112
Shares Common Stock ( 99.6% ) Value
% of
Net
Assets
Communications Services (10.0%)
13,760 Alphabet, Inc., Class A
a
$ 19,512,368 1.7%
13,412 Alphabet, Inc., Class C
a
18,959,337 1.6%
326,735 AT&T, Inc. 9,877,199 0.8%
208,868 Comcast Corporation 8,141,675 0.7%
110,267 Facebook, Inc.
a
25,038,328 2.1%
189,758 Verizon Communications, Inc. 10,461,358 0.9%
82,831 Walt Disney Company 9,236,485 0.8%
Other Securities
^
16,378,399 1.4%
Total 117,605,149
Consumer Discretionary (11.6%)
19,213 Amazon.com, Inc.
a
53,005,209 4.5%
49,321 Home Depot, Inc. 12,355,404 1.1%
34,098 McDonald's Corporation 6,290,058 0.5%
20,168 Netflix, Inc.
a
9,177,247 0.8%
56,864 NIKE, Inc. 5,575,515 0.5%
Other Securities
^
50,053,716 4.2%
Total 136,457,149
Consumer Staples (6.9%)
177,258 Coca-Cola Company 7,919,887 0.7%
20,247 Costco Wholesale Corporation 6,139,093 0.5%
63,627 PepsiCo, Inc. 8,415,307 0.7%
113,527 Procter & Gamble Company 13,574,423 1.1%
64,933 Wal-Mart Stores, Inc. 7,777,675 0.7%
Other Securities
^
38,076,402 3.2%
Total 81,902,787
Energy (2.8%)
85,615 Chevron Corporation 7,639,427 0.7%
193,895 Exxon Mobil Corporation 8,670,984 0.7%
Other Securities
^
16,904,438 1.4%
Total 33,214,849
Financials (10.0%)
358,058 Bank of America Corporation 8,503,877 0.7%
89,154 Berkshire Hathaway, Inc.
a
15,914,881 1.4%
139,729 J.P. Morgan Chase &
Company 13,142,910 1.1%
Other Securities
^
80,962,143 6.8%
Total 118,523,811
Health Care (14.6%)
81,115 Abbott Laboratories 7,416,344 0.6%
80,817 AbbVie, Inc. 7,934,613 0.7%
26,976 Amgen, Inc. 6,362,559 0.5%
103,761 Bristol-Myers Squibb
Company 6,101,147 0.5%
38,621 Eli Lilly and Company 6,340,796 0.5%
120,816 Johnson & Johnson 16,990,354 1.4%
61,498 Medtronic plc 5,639,367 0.5%
115,749 Merck & Company, Inc. 8,950,870 0.8%
254,731 Pfizer, Inc. 8,329,704 0.7%
18,111 Thermo Fisher Scientific, Inc. 6,562,340 0.6%
Shares Common Stock (99.6%) Value
% of
Net
Assets
Health Care (14.6%) - continued
43,490 UnitedHealth Group, Inc. $ 12,827,376 1.1%
Other Securities
^
78,510,566 6.7%
Total 171,966,036
Industrials (8.5%)
31,117 Union Pacific Corporation 5,260,951 0.5%
Other Securities
^
94,698,039 8.0%
Total 99,958,990
Information Technology (27.4%)
29,212 Accenture plc 6,272,401 0.5%
22,094 Adobe, Inc.
a
9,617,739 0.8%
186,836 Apple, Inc. 68,157,773 5.8%
18,333 Broadcom, Ltd. 5,786,078 0.5%
194,476 Cisco Systems, Inc. 9,070,361 0.8%
194,161 Intel Corporation 11,616,653 1.0%
40,529 MasterCard, Inc. 11,984,425 1.0%
347,758 Microsoft Corporation 70,772,231 6.0%
28,209 NVIDIA Corporation 10,716,881 0.9%
95,446 Oracle Corporation 5,275,300 0.4%
53,844 PayPal Holdings, Inc.
a
9,381,240 0.8%
41,318 Salesforce.com, Inc.
a
7,740,101 0.7%
42,087 Texas Instruments, Inc. 5,343,786 0.5%
77,367 Visa, Inc. 14,944,983 1.3%
Other Securities
^
76,202,500 6.4%
Total 322,882,452
Materials (2.0%)
Other Securities
^
23,640,626 2.0%
Total 23,640,626
Real Estate (2.8%)
20,329 American Tower Corporation 5,255,860 0.4%
Other Securities
^
28,169,346 2.4%
Total 33,425,206
Utilities (3.0%)
22,445 NextEra Energy, Inc. 5,390,616 0.5%
Other Securities
^
30,660,033 2.5%
Total 36,050,649
Total Common Stock
(cost $648,020,928) 1,175,627,704
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
% of
Net
Assets
2,292,674 Thrivent Cash Management
Trust 2,292,674 0.2%
Total Collateral Held for
Securities Loaned
(cost $2,292,674) 2,292,674

Large Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
113
Shares or
Principal
Amount
Short-Term Investments
( 0.3% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
251,697 0.750% $ 2,519,486 0.2%
Other Securities
^
799,927 0.1%
Total Short-Term
Investments (cost
$3,308,787) 3,319,413
Total Investments (cost
$653,622,389) 100.1% $1,181,239,791
Other Assets and Liabilities,
Net (0.1%) (1,531,793)
Total Net Assets 100.0% $1,179,707,998
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 2,443,102
Total lending $2,443,102
Gross amount payable upon return of
collateral for securities loaned $2,292,674
Net amounts due to counterparty
$(150,428)
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 559,404,589
Gross unrealized depreciation (47,364,013)
Net unrealized appreciation (depreciation) $ 512,040,576
Cost for federal income tax purposes $ 669,263,800
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 117,605,149 117,605,149 – –
Consumer Discretionary 136,457,149 136,457,149 – –
Consumer Staples 81,902,787 81,902,787 – –
Energy 33,214,849 33,214,849 – –
Financials 118,523,811 118,523,811 – –
Health Care 171,966,036 171,966,036 – –
Industrials 99,958,990 99,958,990 – –
Information Technology 322,882,452 322,882,452 – –
Materials 23,640,626 23,640,626 – –
Real Estate 33,425,206 33,425,206 – –
Utilities 36,050,649 36,050,649 – –
Short-Term Investments 799,927 – 799,927 –
Subtotal Investments in Securities $1,176,427,631 $1,175,627,704 $799,927 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,519,486
Collateral Held for Securities Loaned 2,292,674
Subtotal Other Investments $4,812,160
Total Investments at Value $1,181,239,791
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 64,585 64,585 – –
Total Asset Derivatives $64,585 $64,585 $– $–

Large Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
114
Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Large Cap Index Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling $799,927 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 27 September 2020 $ 4,107,185 $ 64,585
Total Futures Long Contracts $ 4,107,185 $ 64,585
Total Futures Contracts $ 4,107,185 $64,585
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Large Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 64,585
Total Equity Contracts 64,585
Total Asset Derivatives $64,585
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (270,222)
Total Equity Contracts
(270,222)
Total ($270,222)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (8,184)
Total Equity Contracts (8,184)
Total ($8,184)
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $8,941,823

Large Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
115
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $6,051 $27,167 $30,718 $2,519 252 0.2%
Total Affiliated Short-Term Investments
6,051
2,519 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,403 30,338 29,448 2,293 2,293 0.2
Total Collateral Held for Securities Loaned
1,403
2,293 0.2
Total Value
$7,454
$4,812
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $8 $11 – $51
Total Income/Non Income Cash from Affiliated
Investments $51
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value $8 $11 $–

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
116
Shares Common Stock ( 98.7% ) Value
Communications Services (8.5%)
14,590 Alphabet, Inc.
a
$ 20,624,570
1,004,180 Comcast Corporation 39,142,936
419,150 Discovery, Inc., Class A
a,b
8,844,065
1,061,304 Verizon Communications, Inc. 58,509,690
Total 127,121,261
Consumer Discretionary (7.6%)
176,858 Aptiv plc 13,780,775
10,728 AutoZone, Inc.
a
12,102,471
264,616 D.R. Horton, Inc. 14,672,957
363,470 Lowe's Companies, Inc. 49,112,067
55,750 Mohawk Industries, Inc.
a
5,673,120
262,990 Sony Corporation ADR 18,180,499
Total 113,521,889
Consumer Staples (3.9%)
83,270 Kimberly-Clark Corporation 11,770,215
394,021 Wal-Mart Stores, Inc. 47,195,835
Total 58,966,050
Energy (6.5%)
659,356 BP plc ADR 15,376,182
206,966 Chevron Corporation 18,467,576
178,810 ConocoPhillips 7,513,596
460,922 Enterprise Products Partners, LP 8,374,953
147,000 Exxon Mobil Corporation 6,573,840
448,260 Halliburton Company 5,818,415
1,138,426 Marathon Oil Corporation 6,967,167
398,950 Marathon Petroleum Corporation 14,912,751
141,038 Pioneer Natural Resources
Company 13,779,412
Total 97,783,892
Financials (19.9%)
364,010 Aflac, Inc. 13,115,280
274,750 American International Group, Inc. 8,566,705
2,127,507 Bank of America Corporation 50,528,291
383,500 Capital One Financial Corporation 24,003,265
108,540 Chubb, Ltd. 13,743,335
903,900 Citigroup, Inc. 46,189,290
129,970 Comerica, Inc. 4,951,857
35,330 Goldman Sachs Group, Inc. 6,981,915
342,290 Hartford Financial Services Group,
Inc. 13,195,279
140,970 J.P. Morgan Chase & Company 13,259,638
719,970 KeyCorp 8,769,235
316,750 MetLife, Inc. 11,567,710
507,640 Morgan Stanley 24,519,012
205,110 Raymond James Financial, Inc. 14,117,721
411,610 Truist Financial Corporation 15,455,956
667,810 Wells Fargo & Company 17,095,936
317,520 Zions Bancorporations NA 10,795,680
Total 296,856,105
Health Care (17.0%)
29,970 Anthem, Inc. 7,881,511
56,940 Biogen, Inc.
a
15,234,297
355,850 Centene Corporation
a
22,614,267
137,462 Cigna Holding Company 25,794,744
372,677 CVS Health Corporation 24,212,825
87,580 Gilead Sciences, Inc. 6,738,405
332,086 GlaxoSmithKline plc ADR 13,545,788
124,400 HCA Healthcare, Inc. 12,074,264
Shares Common Stock (98.7%) Value
Health Care (17.0%) - continued
310,150 Johnson & Johnson $ 43,616,395
367,040 Medtronic plc 33,657,568
543,342 Merck & Company, Inc. 42,016,637
55,751 Zimmer Biomet Holdings, Inc. 6,654,439
Total 254,041,140
Industrials (11.1%)
37,040 Boeing Company 6,789,432
657,660 Carrier Global Corporation 14,613,205
153,060 CSX Corporation 10,674,404
433,890 Delta Air Lines, Inc. 12,170,615
130,150 General Dynamics Corporation 19,452,219
69,983 Honeywell International, Inc. 10,118,842
119,388 Ingersoll - Rand, Inc.
a
3,357,191
632,400 Johnson Controls International plc 21,590,136
89,480 Kansas City Southern 13,358,469
148,610 Otis Worldwide Corporation 8,449,965
97,400 Parker-Hannifin Corporation 17,850,498
297,220 Raytheon Technologies
Corporation 18,314,696
61,780 United Rentals, Inc.
a
9,207,691
Total 165,947,363
Information Technology (16.0%)
77,810 Apple, Inc. 28,385,088
1,222,770 Cisco Systems, Inc. 57,029,993
364,550 Microsoft Corporation 74,189,570
200,530 Oracle Corporation 11,083,293
162,180 QUALCOMM, Inc. 14,792,438
17,824 Samsung Electronics Company,
Ltd. GDR 19,485,461
193,350 Texas Instruments, Inc. 24,549,650
64,220 VMware, Inc.
a,b
9,945,109
Total 239,460,602
Materials (3.6%)
462,340 Axalta Coating Systems, Ltd.
a
10,425,767
477,600 CF Industries Holdings, Inc. 13,439,664
270,001 Eastman Chemical Company 18,802,870
255,300 Nucor Corporation 10,571,973
Total 53,240,274
Real Estate (1.7%)
269,114 American Campus Communities,
Inc. 9,408,226
65,761 AvalonBay Communities, Inc. 10,169,281
486,260 Host Hotels & Resorts, Inc. 5,246,745
Total 24,824,252
Utilities (2.9%)
142,660 Duke Energy Corporation 11,397,107
77,390 Entergy Corporation 7,259,956
250,064 Exelon Corporation 9,074,822
408,552 FirstEnergy Corporation 15,843,647
Total 43,575,532
Total Common Stock
(cost $1,224,134,711) 1,475,338,360

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
117
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
14,288,800 Thrivent Cash Management Trust $ 14,288,800
Total Collateral Held for
Securities Loaned
(cost $14,288,800) 14,288,800
Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
1,876,577 0.750% 18,784,539
Total Short-Term Investments
(cost $18,756,164) 18,784,539
Total Investments (cost
$1,257,179,675) 100.9% $1,508,411,699
Other Assets and Liabilities, Net
(0.9%) (13,268,915)
Total Net Assets 100.0% $1,495,142,784
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 14,052,300
Total lending $14,052,300
Gross amount payable upon return of
collateral for securities loaned $14,288,800
Net amounts due to counterparty
$236,500
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 374,868,556
Gross unrealized depreciation (123,215,850)
Net unrealized appreciation (depreciation) $ 251,652,706
Cost for federal income tax purposes $ 1,256,758,993
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 127,121,261 127,121,261 – –
Consumer Discretionary 113,521,889 113,521,889 – –
Consumer Staples 58,966,050 58,966,050 – –
Energy 97,783,892 97,783,892 – –
Financials 296,856,105 296,856,105 – –
Health Care 254,041,140 254,041,140 – –
Industrials 165,947,363 165,947,363 – –
Information Technology 239,460,602 219,975,141 19,485,461 –
Materials 53,240,274 53,240,274 – –
Real Estate 24,824,252 24,824,252 – –
Utilities 43,575,532 43,575,532 – –
Subtotal Investments in Securities $1,475,338,360 $1,455,852,899 $19,485,461 $–
Other Investments  * Total
Affiliated Short-Term Investments 18,784,539
Collateral Held for Securities Loaned 14,288,800
Subtotal Other Investments $33,073,339
Total Investments at Value $1,508,411,699
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
118
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $32,029 $45,031 $58,288 $18,785 1,877 1.3%
Total Affiliated Short-Term Investments
32,029
18,785 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,485 129,738 123,934 14,289 14,289 0.9
Total Collateral Held for Securities Loaned
8,485
14,289 0.9
Total Value
$40,514
$33,074
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(15) $28 – $238
Total Income/Non Income Cash from Affiliated
Investments $238
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total Value $(15) $28 $–

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
119
Principal
Amount
Long-Term Fixed Income
( 97.4% ) Value
% of
Net
Assets
Asset-Backed Securities (14.5%)
Ares XXXVII CLO, Ltd.
$ 3,400,000 2.389%, (LIBOR 3M +
1.170%), 10/15/2030,
Ser. 2015-4A, Class
A1R
a,b
$ 3,336,882 0.3%
Assurant CLO III, Ltd.
4,500,000 2.365%, (LIBOR 3M +
1.230%), 10/20/2031,
Ser. 2018-2A, Class A
a,b
4,393,332 0.4%
Benefit Street Partners CLO
IV, Ltd.
4,950,000 2.385%, (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
4,897,867 0.5%
CBAM, Ltd.
5,000,000 2.499%, (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
4,945,475 0.5%
Cedar Funding VI CLO, Ltd.
6,000,000 2.225%, (LIBOR 3M +
1.090%), 10/20/2028,
Ser. 2016-6A, Class AR
a,b
5,901,564 0.6%
Education Funding Trust
3,905,834 2.790%, 7/25/2041, Ser.
2020-A, Class A
a
3,933,113 0.4%
Garrison BSL CLO, Ltd.
5,000,000 2.105%, (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-1A, Class A1
a,b
4,912,595 0.5%
GM Financial Automobile
Leasing Trust
6,500,000 3.080%, 12/20/2022, Ser.
2019-1, Class A4 6,641,645 0.7%
Golub Capital Partners, Ltd.
6,000,000 2.285%, (LIBOR 3M +
1.150%), 10/20/2028,
Ser. 2018-39A, Class
A1
a,b
5,900,184 0.6%
Invitation Homes Trust
4,217,152 1.294%, (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
4,207,911 0.4%
NextGear Floorplan Master
Owner Trust
4,000,000 2.560%, 10/17/2022, Ser.
2017-2A, Class A2
a
4,015,179 0.4%
OZLM VIII, Ltd.
4,079,890 2.305%, (LIBOR 3M +
1.170%), 10/17/2029,
Ser. 2014-8A, Class
A1RR
a,b
4,012,686 0.4%
RCO Mortgage, LLC
5,671,766 4.458%, 10/25/2023, Ser.
2018-2, Class A1
a,c
5,682,710 0.6%
Sound Point CLO XX, Ltd.
4,000,000 2.091%, (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
3,842,072 0.4%
Upstart Securitization Trust
3,320,979 2.322%, 4/22/2030, Ser.
2020-1, Class A
a
3,323,468 0.3%
Principal
Amount
Long-Term Fixed Income
(97.4%) Value
% of
Net
Assets
Asset-Backed Securities (14.5%) -
continued
Vericrest Opportunity Loan
Transferee
$ 3,522,946 3.352%, 9/25/2049, Ser.
2019-NPL5, Class A1A
a,c
$ 3,524,220 0.4%
Other Securities
^
73,164,285 7.1%
Total 146,635,188
Basic Materials (1.1%)
Other Securities
^
11,333,299 1.1%
Total 11,333,299
Capital Goods (2.0%)
Other Securities
^
20,130,184 2.0%
Total 20,130,184
Collateralized Mortgage Obligations
(16.8%)
Banc of America Funding
Trust
1,535,799 5.750%, 3/25/2036, Ser.
2006-3, Class 3A1 1,568,749 0.2%
384,532 3.441%, 1/25/2035, Ser.
2004-D, Class 4A1
b
347,305 <0.1%
Bear Stearns Adjustable Rate
Mortgage Trust
572,097 4.753%, 10/25/2036,
Ser. 2006-4, Class 1A1
b
547,479 0.1%
231,043 4.270%, (CMT 1Y +
2.300%), 10/25/2035,
Ser. 2005-9, Class A1
b
227,629 <0.1%
Bellemeade Re, Ltd.
4,500,000 2.845%, (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
a,b,d
4,500,000 0.4%
Countrywide Alternative Loan
Trust
250,662 5.500%, 11/25/2035, Ser.
2005-49CB, Class A1 236,127 <0.1%
Credit Suisse Mortgage
Capital Certificates
5,000,000 1.165%, (LIBOR 1M +
0.980%), 5/15/2036, Ser.
2019-ICE4, Class A
a,b
4,953,000 0.5%
4,691,607 3.322%, 10/25/2058,
Ser. 2019-RPL8, Class
A1
a,b
4,759,490 0.5%
Deephaven Residential
Mortgage Trust
3,948,565 2.791%, 10/25/2059,
Ser. 2019-4A, Class A1
a,b
3,990,160 0.4%
Federal National Mortgage
Association - REMIC
2,422,415 3.000% - 4.000%,
3/25/2029 - 1/25/2041,
Ser. 2012-74, Class V 2,512,622 0.3%

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
120
Principal
Amount
Long-Term Fixed Income
(97.4%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(16.8%) - continued
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
$ 72,798 2.250%, 6/25/2025, Ser.
2010-58, Class PT $ 73,032 <0.1%
FWD Securitization Trust
3,208,470 2.810%, 6/25/2049, Ser.
2019-INV1, Class A1
a,b
3,282,422 0.3%
Homeward Opportunities
Fund I Trust
3,899,823 3.454%, 1/25/2059, Ser.
2019-1, Class A1
a,b
3,967,065 0.4%
Legacy Mortgage Asset Trust
3,373,642 4.000%, 1/25/2059, Ser.
2019-GS1, Class A1
a
3,426,636 0.3%
Long Beach Mortgage Loan
Trust
751,530 1.055%, (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
b
749,914 0.1%
Merrill Lynch Mortgage
Investors Trust
246,528 1.370%, (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
245,203 <0.1%
Mortgage Equity Conversion
Asset Trust
2,689,152 0.670%, (CMT 1Y +
0.490%), 1/25/2042, Ser.
2007-FF1, Class A
a,b
2,531,992 0.3%
2,646,723 0.640%, (CMT 1Y +
0.470%), 2/25/2042, Ser.
2007-FF2, Class A
a,b
2,514,932 0.3%
Preston Ridge Partners
Mortgage Trust, LLC
3,559,033 3.500%, 10/25/2024,
Ser. 2019-GS1, Class
A1
a,b
3,530,969 0.4%
Pretium Mortgage Credit
Partners, LLC
3,757,576 2.858%, 5/27/2059, Ser.
2020-NPL1, Class A1
a,c
3,718,427 0.4%
RCO Mortgage, LLC
3,631,869 3.475%, 11/25/2024, Ser.
2019-2, Class A1
a,c
3,624,957 0.4%
Silver Hill Trust
4,143,413 3.102%, 11/25/2049,
Ser. 2019-SBC1, Class
A1
a,b
4,210,142 0.4%
Specialty Underwriting and
Residential Finance Trust
3,248,324 1.165%, (LIBOR 1M +
0.980%), 10/25/2035,
Ser. 2004-BC4, Class
A2C
b
3,104,582 0.3%
3,069,670 1.185%, (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
2,795,957 0.3%
Toorak Mortgage Corporation
3,500,000 4.336%, 8/25/2021, Ser.
2018-1, Class A1
a,c
3,501,293 0.4%
Principal
Amount
Long-Term Fixed Income
(97.4%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(16.8%) - continued
$ 5,250,000 4.458%, 3/25/2022, Ser.
2019-1, Class A1
a,c
$ 5,263,031 0.5%
Vericrest Opportunity Loan
Transferee
3,267,737 3.327%, 11/26/2049, Ser.
2019-NPL9, Class A1A
a,c
3,262,012 0.3%
Verus Securitization Trust
3,345,120 3.211%, 5/25/2059, Ser.
2019-2, Class A1
a,b
3,411,127 0.3%
3,320,268 2.913%, 7/25/2059, Ser.
2019-INV2, Class A1
a,b
3,378,522 0.3%
WaMu Mortgage Pass
Through Certificates
1,822,364 2.384%, (12 MTA +
0.880%), 10/25/2046,
Ser. 2006-AR13, Class
1A
b
1,596,315 0.2%
Other Securities
^
86,998,555 8.5%
Total 168,829,646
Commercial Mortgage-Backed Securities
(0.5%)
Federal National Mortgage
Association - ACES
1,779,230 3.560%, 9/25/2021, Ser.
2018-M5, Class A2
b
1,802,344 0.2%
Other Securities
^
3,106,219 0.3%
Total 4,908,563
Communications Services (2.4%)
Other Securities
^
24,003,223 2.4%
Total 24,003,223
Consumer Cyclical (3.1%)
Other Securities
^
31,693,530 3.1%
Total 31,693,530
Consumer Non-Cyclical (5.3%)
Other Securities
^
53,817,729 5.3%
Total 53,817,729
Energy (3.4%)
Other Securities
^
34,236,821 3.4%
Total 34,236,821
Financials (16.9%)
Bank of America Corporation
1,775,000 4.200%, 8/26/2024 1,969,623 0.2%
1,900,000 2.456%, 10/22/2025
b
1,998,851 0.2%
1,275,000 1.319%, 6/19/2026
b
1,278,014 0.1%
1,000,000 3.458%, 3/15/2025
b
1,084,642 0.1%
500,000 2.816%, 7/21/2023
b
519,365 <0.1%

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
121
Principal
Amount
Long-Term Fixed Income
(97.4%) Value
% of
Net
Assets
Financials (16.9%) - continued
J.P. Morgan Chase &
Company
$ 1,750,000 3.875%, 9/10/2024 $ 1,940,264 0.2%
1,500,000 2.161%, (LIBOR 3M +
0.850%), 1/10/2025
b
1,493,715 0.1%
1,250,000 5.300%, 8/1/2020
b,e
1,185,562 0.1%
925,000 1.514%, 6/1/2024
b
939,958 0.1%
900,000 2.083%, 4/22/2026
b
933,778 0.1%
800,000 2.005%, 3/13/2026
b
827,957 0.1%
Other Securities
^
156,579,351 15.6%
Total 170,751,080
Foreign Government (0.2%)
Other Securities
^
2,104,189 0.2%
Total 2,104,189
Mortgage-Backed Securities (8.3%)
Federal National Mortgage
Association
1,513,100 3.500% - 3.500%,
10/1/2048 - 8/1/2049 1,597,584 0.2%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
14,800,000 2.000%, 7/1/2035
f
15,307,016 1.5%
21,750,000 2.500%, 7/1/2035
f
22,765,283 2.3%
9,000,000 2.000%, 8/1/2035
f
9,293,906 0.9%
15,762,000 3.000%, 8/1/2049
f
16,572,335 1.6%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
9,203,000 2.500%, 7/1/2050
f
9,590,173 1.0%
5,530,711 2.000% - 4.000%,
7/1/2048 - 7/1/2050
f
5,796,129 0.6%
296,971 3.442%, (LIBOR 12M +
1.481%), 1/1/2043
b
306,923 <0.1%
Other Securities
^
2,068,944 0.2%
Total 83,298,293
Technology (2.4%)
Other Securities
^
24,166,383 2.4%
Total 24,166,383
Transportation (2.2%)
Other Securities
^
22,157,773 2.2%
Total 22,157,773
U.S. Government & Agencies (15.0%)
Federal Home Loan Bank
6,500,000 2.500%, 2/13/2024 7,017,677 0.7%
3,000,000 1.500%, 8/15/2024 3,140,973 0.3%
Federal National Mortgage
Association
3,000,000 2.875%, 9/12/2023 3,251,134 0.3%
U.S. Treasury Bonds
17,250,000 2.625%, 2/15/2029 20,212,148 2.0%
Principal
Amount
Long-Term Fixed Income
(97.4%) Value
% of
Net
Assets
U.S. Government & Agencies (15.0%) -
continued
$ 6,100,000 1.500%, 2/15/2030 $ 6,593,480 0.7%
2,660,000 2.250% - 5.500%,
11/15/2027 - 8/15/2028 3,354,399 0.3%
U.S. Treasury Notes
6,600,000 2.500%, 1/15/2022 6,835,383 0.7%
7,000,000 1.125%, 2/28/2022 7,111,289 0.7%
6,000,000 1.375%, 2/15/2023 6,188,672 0.6%
7,350,000 2.750%, 7/31/2023 7,929,387 0.8%
17,345,000 2.500%, 1/31/2024 18,764,444 1.9%
3,575,000 1.250%, 8/31/2024 3,725,122 0.4%
29,800,000 1.375%, 1/31/2025 31,309,789 3.1%
17,125,000 2.625%, 1/31/2026 19,268,970 1.9%
5,730,000 1.125% - 2.875%,
8/31/2021 - 7/31/2025 6,119,041 0.6%
Total 150,821,908
Utilities (3.3%)
Other Securities
^
32,952,250 3.3%
Total 32,952,250
Total Long-Term Fixed
Income
(cost $958,536,351) 981,840,059
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
% of
Net
Assets
7,830,119 Thrivent Cash Management
Trust 7,830,119 0.8%
Total Collateral Held for
Securities Loaned
(cost $7,830,119) 7,830,119
Shares
Registered Investment
Companies ( 0.6% ) Value
% of
Net
Assets
Unaffiliated  (0.6%)
78,500 Vanguard Short-Term
Corporate Bond ETF 6,488,810 0.6%
Total 6,488,810
Total Registered Investment
Companies (cost $6,259,441) 6,488,810
Shares Preferred Stock ( 0.2% ) Value
% of
Net
Assets
Financials (0.2%)
Other Securities
^
1,749,000 0.2%
Total 1,749,000
Total Preferred Stock
(cost $1,821,600) 1,749,000

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
122
Shares or
Principal
Amount
Short-Term Investments
( 9.0% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
1,500,000 0.100% - 0.140%,
7/20/2020 - 9/10/2020
g,h
$ 1,499,759 0.2%
Thrivent Core Short-Term
Reserve Fund
8,791,169 0.750% 87,999,603 8.7%
U.S. Treasury Bills
1,010,000 0.035% - 0.132%,
7/16/2020 - 9/24/2020
g,i
1,009,717 0.1%
Total Short-Term
Investments (cost
$90,380,863) 90,509,079
Total Investments (cost
$1,064,828,374) 108.0% $1,088,417,067
Other Assets and Liabilities,
Net (8.0%) (80,950,816)
Total Net Assets 100.0% $1,007,466,251
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $378,531,492 or 37.6%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Denotes investments purchased on a when-issued or
delayed delivery basis.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
i All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 7,606,937
Total lending $7,606,937
Gross amount payable upon return of
collateral for securities loaned $7,830,119
Net amounts due to counterparty
$223,182
Definitions
:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 26,739,722
Gross unrealized depreciation (6,682,715)
Net unrealized appreciation (depreciation) $ 20,057,007
Cost for federal income tax purposes $ 1,067,783,377

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
123
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 146,635,188 – 146,635,188 –
Basic Materials 11,333,299 – 11,333,299 –
Capital Goods 20,130,184 – 20,130,184 –
Collateralized Mortgage Obligations 168,829,646 – 164,329,646 4,500,000
Commercial Mortgage-Backed Securities 4,908,563 – 4,908,563 –
Communications Services 24,003,223 – 24,003,223 –
Consumer Cyclical 31,693,530 – 31,693,530 –
Consumer Non-Cyclical 53,817,729 – 53,817,729 –
Energy 34,236,821 – 34,236,821 –
Financials 170,751,080 – 170,751,080 –
Foreign Government 2,104,189 – 2,104,189 –
Mortgage-Backed Securities 83,298,293 – 83,298,293 –
Technology 24,166,383 – 24,166,383 –
Transportation 22,157,773 – 22,157,773 –
U.S. Government & Agencies 150,821,908 – 150,821,908 –
Utilities 32,952,250 – 32,952,250 –
Registered Investment Companies
Unaffiliated 6,488,810 6,488,810 – –
Preferred Stock
Financials 1,749,000 1,749,000 – –
Short-Term Investments 2,509,476 – 2,509,476 –
Subtotal Investments in Securities $992,587,345 $8,237,810 $979,849,535 $4,500,000
Other Investments  * Total
Affiliated Short-Term Investments 87,999,603
Collateral Held for Securities Loaned 7,830,119
Subtotal Other Investments $95,829,722
Total Investments at Value $1,088,417,067
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,107 8,107 – –
Credit Default Swaps 4,297 – 4,297 –
Total Asset Derivatives $12,404 $8,107 $4,297 $–
Liability Derivatives
Futures Contracts 580,937 580,937 – –
Credit Default Swaps 8,150 – 8,150 –
Total Liability Derivatives $589,087 $580,937 $8,150 $–

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
124
Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling
$1,499,758 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 398 September 2020 $ 87,881,488 $ 8,107
Total Futures Long Contracts $ 87,881,488 $ 8,107
CBOT 10-Yr. U.S. Treasury Note (162) September 2020 ( $ 22,441,541) ( $ 104,304)
CBOT 5-Yr. U.S. Treasury Note (930) September 2020 (116,581,787) (358,450)
CBOT U.S. Long Bond (32) September 2020 (5,673,614) (40,386)
Ultra 10-Yr. U.S. Treasury Note (73) September 2020 (11,418,562) (77,797)
Total Futures Short Contracts ( $ 156,115,504) ($580,937)
Total Futures Contracts ( $ 68,234,016) ($572,830)
The following table presents Limited Maturity Bond Portfolio's swaps contracts held as of June 30, 2020. Investments totaling $499,848 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 1,235,000) $ – ( $ 8,150) ( $ 8,150)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 (1,235,000) – 4,297 4,297
Total Credit Default Swaps $– ($3,853) ($3,853)
1 As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
125
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Limited Maturity Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 8,107
Total Interest Rate Contracts 8,107
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 4,297
Total Credit Contracts 4,297
Total Asset Derivatives $12,404
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 580,937
Total Interest Rate Contracts 580,937
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 8,150
Total Credit Contracts 8,150
Total Liability Derivatives $589,087
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (6,847,570)
Total Interest Rate Contracts
(6,847,570)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 400,208
Total Credit Contracts
400,208
Total ($6,447,362)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,267,616)
Total Interest Rate Contracts (1,267,616)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (3,853)
Total Credit Contracts (3,853)
Total ($1,271,469)
The following table presents Limited Maturity Bond Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $88,105,664
Futures - Short (142,241,479)
Credit Contracts
Credit Default Swaps - Sell
Protection (92,166)

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
126
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $36,822 $212,982 $161,866 $88,000 8,791 8.7%
Total Affiliated Short-Term Investments
36,822
88,000 8.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 220 50,230 42,620 7,830 7,830 0.8
Total Collateral Held for Securities Loaned
220
7,830 0.8
Total Value
$37,042
$95,830
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(66) $128 – $344
Total Income/Non Income Cash from Affiliated
Investments $344
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $(66) $128 $–

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
127
Shares Common Stock ( 98.8% ) Value
Communications Services (10.3%)
2,769 Auto Trader Group plc
a
$ 18,028
2,983 BCE, Inc. 124,409
32,000 Comba Telecom Systems
Holdings, Ltd. 13,149
12,082 Deutsche Telekom AG 202,726
2,603 Elisa Oyj 158,396
1,000 Hakuhodo Dy Holdings, Inc. 11,935
377,000 HKT Trust and HKT, Ltd. 553,236
494 IAC/ InterActiveCorp
b
159,760
1,700 KDDI Corporation 50,723
29,563 Koninklijke (Royal) KPN NV 78,635
7,000 Nippon Telegraph & Telephone
Corporation 163,096
26,500 NTT DOCOMO, Inc. 703,522
18,841 Orange SA 225,299
564,000 PCCW, Ltd. 322,475
3,264 Proximus SA 66,510
1,481 Rogers Communications, Inc. 59,508
76 Roku, Inc.
b
8,856
16,700 SoftBank Corporation 212,862
610 Take-Two Interactive Software,
Inc.
b
85,138
57,784 Telecom Italia SPA 22,786
12,969 Telefonica Deutschland Holding
AG 38,248
3,136 Telefonica SA 14,999
3,136 Telefonica SA Rights
b
617
2,007 Telenet Group Holding NV 82,694
1,446 T-Mobile US, Inc.
b
150,601
15,809 Verizon Communications, Inc. 871,550
Total 4,399,758
Consumer Discretionary (5.9%)
252 AutoZone, Inc.
b
284,286
556 Dollar General Corporation 105,924
92 Hermes International 77,243
1,482 Home Depot, Inc. 371,256
1,300 Iida Group Holdings Company,
Ltd. 19,979
3,512 McDonald's Corporation 647,859
7,000 Nissan Motor Company, Ltd. 25,959
1,000 Oriental Land Company, Ltd. 132,146
3,800 Rinnai Corporation 318,224
205 Ross Stores, Inc. 17,474
3,400 SHIMAMURA Company, Ltd. 230,289
4,014 TJX Companies, Inc. 202,948
1,300 Yum! Brands, Inc. 112,983
Total 2,546,570
Consumer Staples (16.8%)
1,111 Carlsberg AS 147,328
1,208 Clorox Company 264,999
15,671 Coca-Cola Company 700,180
3,711 Colgate-Palmolive Company 271,868
820 Hershey Company 106,288
5,581 Hormel Foods Corporation 269,395
25,600 Japan Tobacco, Inc. 475,463
713 Kellogg Company 47,101
553 Kerry Group plc 68,697
300 Kobayashi Pharmaceutical
Company, Ltd. 26,377
7,654 Koninklijke Ahold Delhaize NV 208,602
2,000 Kusuri No Aoki Holdings
Company, Ltd. 157,225
Shares Common Stock (98.8%) Value
Consumer Staples (16.8%) - continued
5,800 Lawson, Inc. $ 291,743
59 Lindt & Spruengli AG 487,301
2,400 Lion Corporation 57,724
1,019 Loblaw Companies, Ltd. 49,622
557 McCormick & Company, Inc. 99,931
1,481 Mondelez International, Inc. 75,724
6,270 Nestle SA 695,159
10,961 Orkla ASA 96,233
6,200 PepsiCo, Inc. 820,012
6,039 Procter & Gamble Company 722,083
7,900 Seven & I Holdings Company, Ltd. 258,437
4,600 Sundrug Company, Ltd. 152,240
700 Toyo Suisan Kaisha, Ltd. 39,112
859 Unilever NV 45,800
3,080 Wal-Mart Stores, Inc. 368,922
1,000 Welcia Holdings Company, Ltd. 80,787
1,226 Woolworths, Ltd. 31,602
2,000 Yamazaki Baking Company, Ltd. 34,355
600 YAOKO Company, Ltd. 42,947
Total 7,193,257
Financials (10.5%)
591 Alleghany Corporation 289,082
3,009 Allstate Corporation 291,843
7,887 Annaly Capital Management, Inc. 51,739
1,906 Aon plc 367,096
3,100 Aozora Bank, Ltd. 54,055
4,351 Arthur J. Gallagher & Company 424,179
11,200 Ashikaga Holdings Company, Ltd. 26,090
445 Baloise Holding AG 67,039
3,191 Berkshire Hathaway, Inc.
b
569,625
349 Cboe Global Markets, Inc. 32,555
1,518 Chubb, Ltd. 192,209
1,836 CI Financial Corporation 23,356
1,019 Cincinnati Financial Corporation 65,247
1,512 CME Group, Inc. 245,760
1,152 Deutsche Boerse AG 208,484
175 Erie Indemnity Company 33,582
4,000 Hang Seng Bank, Ltd. 67,369
423 Intact Financial Corporation 40,259
15,227 Israel Discount Bank, Ltd. 46,442
5,500 Japan Post Bank Company, Ltd. 40,905
145 Markel Corporation
b
133,860
4,811 Marsh & McLennan Companies,
Inc. 516,557
1,931 Mizrahi Tefahot Bank, Ltd. 36,284
307 Progressive Corporation 24,594
472 RenaissanceRe Holdings, Ltd. 80,726
1,323 Swiss Re AG 102,578
10,392 Toronto-Dominion Bank 463,797
Total 4,495,312
Health Care (15.0%)
1,018 Abbott Laboratories 93,076
165 Amgen, Inc. 38,917
713 Baxter International, Inc. 61,389
3,000 Chugai Pharmaceutical Company,
Ltd. 160,620
1,420 Coloplast AS 221,332
2,711 Danaher Corporation 479,386
2,234 Eli Lilly and Company 366,778
5,257 Gilead Sciences, Inc. 404,474
11,668 GlaxoSmithKline plc 235,689
4,960 Johnson & Johnson 697,525

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
128
Shares Common Stock (98.8%) Value
Health Care (15.0%) - continued
3,915 Medtronic plc $ 359,005
7,420 Merck & Company, Inc. 573,789
5,000 MicroPort Scientific Corporation 20,171
3,631 Novartis AG 316,337
5,788 Novo Nordisk AS 377,075
993 Regeneron Pharmaceuticals, Inc.
b
619,284
1,859 Roche Holding AG 644,050
397 Sonova Holding AG
b
79,470
862 Stryker Corporation 155,324
795 UnitedHealth Group, Inc. 234,485
972 Vertex Pharmaceuticals, Inc.
b
282,181
Total 6,420,357
Industrials (8.9%)
1,300 All Nippon Airways Co., Ltd. 29,709
631 AMETEK, Inc. 56,392
1,362 Carrier Global Corporation 30,264
894 Geberit AG 448,552
809 General Dynamics Corporation 120,913
1,906 Honeywell International, Inc. 275,588
2,000 Jardine Matheson Holdings, Ltd. 83,480
600 Kamigumi Company, Ltd. 11,800
1,400 Keio Corporation 80,122
2,900 Kintetsu Group Holdings
Company, Ltd. 130,121
939 Lockheed Martin Corporation 342,660
2,500 Marubeni Corporation 11,356
13,300 Mitsubishi Corporation 281,052
600 Mitsui & Company, Ltd. 8,890
2,500 MTR Corporation, Ltd. 13,002
1,200 Nagoya Railroad Company, Ltd. 33,822
681 Otis Worldwide Corporation 38,722
9,450 RELX plc 218,727
7,680 Republic Services, Inc. 630,144
1,300 Sumitomo Corporation 14,952
2,000 Tobu Railway Company, Ltd. 66,079
1,990 Verisk Analytics, Inc. 338,698
1,168 Waste Connections, Inc. 109,547
3,526 Waste Management, Inc. 373,439
800 West Japan Railway Company 44,871
Total 3,792,902
Information Technology (12.5%)
2,197 Accenture plc 471,740
553 Adobe, Inc.
b
240,726
2,448 Amphenol Corporation 234,543
1,900 Automatic Data Processing, Inc. 282,891
169 Black Knight, Inc.
b
12,263
268 Broadridge Financial Solutions,
Inc. 33,819
12,600 Canon, Inc. 251,345
4,472 CGI, Inc.
b
281,740
2,827 Cisco Systems, Inc. 131,851
1,921 Citrix Systems, Inc. 284,135
951 Fiserv, Inc.
b
92,837
100 GMO Payment Gateway, Inc. 10,459
928 Jack Henry & Associates, Inc. 170,780
1,549 Keysight Technologies, Inc.
b
156,108
1,684 MasterCard, Inc. 497,959
2,547 Microsoft Corporation 518,340
1,375 Motorola Solutions, Inc. 192,679
16,058 Nokia Oyj 70,171
96,000 O-Net Technologies Group, Ltd.
b
63,470
10,000 Paychex, Inc. 757,500
Shares Common Stock (98.8%) Value
Information Technology (12.5%) - continued
1,314 Synopsys, Inc.
b
$ 256,230
9,625 Telefonaktiebolaget LM Ericsson 89,219
455 Tyler Technologies, Inc.
b
157,830
99 Visa, Inc. 19,124
2,422 Western Union Company 52,364
Total 5,330,123
Materials (5.6%)
3,441 Agnico Eagle Mines, Ltd. 220,335
17,860 Barrick Gold Corporation 480,573
3,073 Franco-Nevada Corporation
c
429,114
8,991 Kinross Gold Corporation
b
64,915
1,557 Kirkland Lake Gold, Ltd. 64,111
2,554 Newcrest Mining, Ltd. 56,632
10,637 Newmont Mining Corporation 656,728
3,100 Nippon Steel Corporation 29,293
30,900 Toray Industries, Inc. 145,849
5,482 Wheaton Precious Metals
Corporation 241,482
Total 2,389,032
Real Estate (6.2%)
2,535 AGNC Investment Corporation 32,701
842 American Tower Corporation 217,691
161,732 Ascendas REIT 371,080
398 AvalonBay Communities, Inc. 61,547
2,436 Camden Property Trust 222,212
90,700 CapitaLand Mall Trust 128,697
301 Crown Castle International
Corporation 50,372
2,300 Daito Trust Construction Company,
Ltd. 211,971
5,340 Equity Residential 314,099
138,900 Mapletree Commercial Trust 194,350
230 Public Storage, Inc. 44,135
13,425 Quebecor, Inc. 288,456
5,125 Swiss Prime Site AG 475,422
1,348 UDR, Inc. 50,388
Total 2,663,121
Utilities (7.1%)
1,375 Ameren Corporation 96,745
4,290 American Electric Power
Company, Inc. 341,656
1,500 CLP Holdings, Ltd. 14,732
7,998 Consolidated Edison, Inc. 575,296
367 Dominion Energy, Inc. 29,793
3,527 DTE Energy Company 379,152
5,835 Duke Energy Corporation 466,158
1,522 Enagas SA 37,233
19,480 Enel SPA 168,471
27,000 Hong Kong and China Gas
Company, Ltd. 41,962
3,400 Kyushu Electric Power Company,
Inc. 28,496
1,352 NextEra Energy, Inc. 324,710
2,588 Southern Company 134,188
700 Toho Gas Company, Ltd. 34,988
1,127 WEC Energy Group, Inc. 98,782

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
129
Shares Common Stock (98.8%) Value
Utilities (7.1%) - continued
4,143 Xcel Energy, Inc. $ 258,937
Total 3,031,299
Total Common Stock
(cost $40,285,015) 42,261,731
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
410,205 Thrivent Cash Management Trust 410,205
Total Collateral Held for
Securities Loaned
(cost $410,205) 410,205
Shares or
Principal
Amount Short-Term Investments ( 1.0% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.170%, 7/15/2020
d,e
199,991
Thrivent Core Short-Term Reserve
Fund
23,897 0.750% 239,210
Total Short-Term Investments
(cost $439,197) 439,201
Total Investments (cost
$41,134,417) 100.8% $43,111,137
Other Assets and Liabilities, Net
(0.8%) (329,778)
Total Net Assets 100.0% $42,781,359
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $18,028 or 0.0% of total
net assets.
b Non-income producing security.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity
Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 404,956
Total lending $404,956
Gross amount payable upon return of
collateral for securities loaned $410,205
Net amounts due to counterparty
$5,249
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,948,378
Gross unrealized depreciation (2,083,809)
Net unrealized appreciation (depreciation) $ 1,864,569
Cost for federal income tax purposes $ 41,246,568

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
130
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,399,758 1,275,905 3,123,853 –
Consumer Discretionary 2,546,570 1,742,730 803,840 –
Consumer Staples 7,193,257 3,746,503 3,446,754 –
Financials 4,495,312 3,318,654 1,176,658 –
Health Care 6,420,357 4,365,613 2,054,744 –
Industrials 3,792,902 2,316,367 1,476,535 –
Information Technology 5,330,123 4,563,719 766,404 –
Materials 2,389,032 1,392,239 996,793 –
Real Estate 2,663,121 993,145 1,669,976 –
Utilities 3,031,299 2,705,417 325,882 –
Short-Term Investments 199,991 – 199,991 –
Subtotal Investments in Securities $42,461,722 $26,420,292 $16,041,430 $–
Other Investments  * Total
Affiliated Short-Term Investments 239,210
Collateral Held for Securities Loaned 410,205
Subtotal Other Investments $649,415
Total Investments at Value $43,111,137
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for Low
Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (33,974)
Total Equity Contracts
(33,974)
Total ($33,974)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,082)
Total Equity Contracts (5,082)
Total ($5,082)
The following table presents Low Volatility Equity Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $422,599

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
131
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $1,587 $6,633 $7,980 $239 24 0.5%
Total Affiliated Short-Term Investments
1,587
239 0.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 360 1,183 1,133 410 410 1.0
Total Collateral Held for Securities Loaned
360
410 1.0
Total Value
$1,947
$649
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(1) $– – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $(1) $– $–

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
132
Shares Common Stock ( 98.4% ) Value
Communications Services (3.7%)
1,582 Live Nation Entertainment, Inc.
a
$ 70,130
335 RingCentral, Inc.
a
95,478
344 Take-Two Interactive Software,
Inc.
a
48,012
Total 213,620
Consumer Discretionary (13.9%)
808 Aptiv plc 62,959
215 Bright Horizons Family Solutions,
Inc.
a
25,198
434 Burlington Stores, Inc.
a
85,468
91 Chipotle Mexican Grill, Inc.
a
95,765
239 Domino's Pizza, Inc. 88,296
959 Five Below, Inc.
a
102,527
20 NVR, Inc.
a
65,175
730 Ollie's Bargain Outlet Holdings,
Inc.
a
71,284
1,338 Planet Fitness, Inc.
a
81,043
294 TopBuild Corporation
a
33,448
376 Ulta Beauty, Inc.
a
76,486
Total 787,649
Consumer Staples (1.6%)
316 Casey's General Stores, Inc. 47,248
645 Monster Beverage Corporation
a
44,712
Total 91,960
Energy (0.5%)
510 Concho Resources, Inc. 26,265
Total 26,265
Financials (5.7%)
527 Arthur J. Gallagher & Company 51,377
376 First Republic Bank 39,852
783 Interactive Brokers Group, Inc. 32,706
231 MSCI, Inc. 77,113
1,088 Raymond James Financial, Inc. 74,887
226 SVB Financial Group
a
48,710
Total 324,645
Health Care (21.2%)
379 Agilent Technologies, Inc. 33,492
593 Agios Pharmaceuticals, Inc.
a
31,714
325 Biohaven Pharmaceutical Holding
Company, Ltd.
a
23,761
271 Bio- Techne Corporation 71,563
1,222 Catalent , Inc.
a
89,572
317 Dexcom , Inc.
a
128,512
1,117 Guardant Health, Inc.
a
90,622
423 Insulet Corporation
a
82,172
641 LHC Group, Inc.
a
111,739
272 MyoKardia , Inc.
a
26,281
564 Nevro Corporation
a
67,381
536 PRA Health Sciences, Inc.
a
52,147
190 Sarepta Therapeutics, Inc.
a
30,465
237 Teleflex, Inc. 86,263
554 Veeva Systems, Inc.
a
129,869
146 Vertex Pharmaceuticals, Inc.
a
42,385
793 Zoetis, Inc. 108,673
Total 1,206,611
Shares Common Stock (98.4%) Value
Industrials (15.3%)
1,182 A.O. Smith Corporation $ 55,696
747 ASGN, Inc.
a
49,810
991 BWX Technologies, Inc. 56,130
525 Copart , Inc.
a
43,717
276 Generac Holdings, Inc.
a
33,653
677 IDEX Corporation 106,993
263 Nordson Corporation 49,894
493 Old Dominion Freight Line, Inc. 83,608
253 Roper Industries, Inc. 98,230
1,749 Southwest Airlines Company 59,781
362 Trex Company, Inc.
a
47,085
770 United Rentals, Inc.
a
114,761
258 Verisk Analytics, Inc. 43,911
285 Waste Connections, Inc. 26,730
Total 869,999
Information Technology (30.3%)
171 Akamai Technologies, Inc.
a
18,312
837 Amphenol Corporation 80,193
932 Anaplan, Inc.
a
42,229
352 Atlassian Corporation plc
a
63,455
368 Coupa Software, Inc.
a
101,951
707 DocuSign, Inc.
a
121,753
1,419 Elastic NV
a
130,846
123 EPAM Systems, Inc.
a
30,997
524 Euronet Worldwide, Inc.
a
50,210
705 Global Payments, Inc. 119,582
491 Guidewire Software, Inc.
a
54,427
242 Lam Research Corporation 78,277
737 Lumentum Holdings, Inc.
a
60,014
530 MKS Instruments, Inc. 60,017
502 Monolithic Power Systems, Inc. 118,974
306 Nice, Ltd. ADR
a
57,907
369 Palo Alto Networks, Inc.
a
84,748
390 ServiceNow , Inc.
a
157,973
2,699 STMicroelectronics NV ADR 73,980
333 Synopsys, Inc.
a
64,935
100 Tyler Technologies, Inc.
a
34,688
311 WEX, Inc.
a
51,318
581 Zscaler , Inc.
a
63,620
Total 1,720,406
Materials (2.0%)
455 Martin Marietta Materials, Inc. 93,989
106 Quaker Chemical Corporation 19,679
Total 113,668
Real Estate (4.2%)
181 CoStar Group, Inc.
a
128,631
270 Equity Lifestyle Properties, Inc. 16,870
314 SBA Communications Corporation 93,547
Total 239,048
Total Common Stock
(cost $4,980,935) 5,593,871

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
133
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
12,479 0.750% $ 124,920
Total Short-Term Investments
(cost $124,879) 124,920
Total Investments (cost
$5,105,814) 100.6% $5,718,791
Other Assets and Liabilities, Net
(0.6%) (35,880)
Total Net Assets 100.0% $5,682,911
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 644,894
Gross unrealized depreciation (31,917)
Net unrealized appreciation (depreciation) $ 612,977
Cost for federal income tax purposes $ 5,105,814

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
134
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 213,620 213,620 – –
Consumer Discretionary 787,649 787,649 – –
Consumer Staples 91,960 91,960 – –
Energy 26,265 26,265 – –
Financials 324,645 324,645 – –
Health Care 1,206,611 1,206,611 – –
Industrials 869,999 869,999 – –
Information Technology 1,720,406 1,720,406 – –
Materials 113,668 113,668 – –
Real Estate 239,048 239,048 – –
Subtotal Investments in Securities $5,593,871 $5,593,871 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 124,920
Subtotal Other Investments $124,920
Total Investments at Value $5,718,791
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
4/30/2020
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $1,250 $2,152 $3,277 $125 12 2.2%
Total Affiliated Short-Term Investments
1,250
125 2.2
Total Value
$1,250
$125
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/30/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $0 $0 – $0
Total Income/Non Income Cash from Affiliated
Investments $ 0
Total Value $0 $0 $–

Mid Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
135
Shares Common Stock ( 99.6% ) Value
% of
Net
Assets
Communications Services (1.7%)
1,453 Cable One, Inc. $ 2,578,857 0.6%
Other Securities
^
4,931,904 1.1%
Total 7,510,761
Consumer Discretionary (14.7%)
154,939 Caesars Entertainment
Corporation
a,b
1,879,410 0.4%
32,784 Etsy, Inc.
b
3,482,644 0.8%
25,402 GrubHub , Inc.
b
1,785,761 0.4%
11,032 Pool Corporation 2,999,270 0.7%
49,211 Service Corporation
International 1,913,816 0.4%
Other Securities
^
51,578,458 12.0%
Total 63,639,359
Consumer Staples (3.7%)
Other Securities
^
16,264,776 3.7%
Total 16,264,776
Energy (1.4%)
Other Securities
^
6,199,911 1.4%
Total 6,199,911
Financials (15.0%)
3,953 Alleghany Corporation 1,933,570 0.4%
64,979 Brown & Brown, Inc. 2,648,544 0.6%
10,462 FactSet Research Systems,
Inc. 3,436,453 0.8%
13,895 RenaissanceRe Holdings, Ltd. 2,376,462 0.5%
34,327 SEI Investments Company 1,887,298 0.4%
Other Securities
^
52,843,026 12.3%
Total 65,125,353
Health Care (11.1%)
8,944 Amedisys , Inc.
b
1,775,742 0.4%
10,559 Bio- Techne Corporation 2,788,315 0.6%
44,930 Catalent , Inc.
b
3,293,369 0.8%
13,670 Charles River Laboratories
International, Inc.
b
2,383,365 0.5%
4,385 Chemed Corporation 1,977,942 0.5%
84,712 Exelixis , Inc.
b
2,011,063 0.5%
18,386 Hill-Rom Holdings, Inc. 2,018,415 0.5%
13,753 Masimo Corporation
b
3,135,546 0.7%
16,353 Molina Healthcare, Inc.
b
2,910,507 0.7%
10,558 Quidel Corporation
b
2,362,247 0.5%
Other Securities
^
23,571,388 5.4%
Total 48,227,899
Industrials (15.8%)
15,169 Carlisle Companies, Inc. 1,815,274 0.4%
17,315 Generac Holdings, Inc.
b
2,111,218 0.5%
46,021 Graco , Inc. 2,208,548 0.5%
14,973 Hubbell, Inc. 1,877,015 0.4%
9,615 Lennox International, Inc. 2,240,199 0.5%
14,181 Nordson Corporation 2,690,278 0.6%
Shares Common Stock (99.6%) Value
% of
Net
Assets
Industrials (15.8%) - continued
29,606 Toro Company $ 1,964,062 0.5%
15,981 Trex Company, Inc.
b
2,078,649 0.5%
25,173 XPO Logistics, Inc.
a,b
1,944,614 0.4%
Other Securities
^
49,726,693 11.5%
Total 68,656,550
Information Technology (16.3%)
28,043 Ceridian HCM Holding, Inc.
b
2,222,969 0.5%
42,442 Ciena Corporation
b
2,298,659 0.5%
47,427 Cognex Corporation 2,832,340 0.7%
29,878 Cree, Inc.
b
1,768,479 0.4%
8,012 Fair Isaac Corporation
b
3,349,336 0.8%
11,494 Monolithic Power Systems,
Inc. 2,724,078 0.6%
28,764 PTC, Inc.
b
2,237,552 0.5%
13,710 Solaredge Technology, Ltd.
a,b
1,902,674 0.4%
45,792 Teradyne, Inc. 3,869,882 0.9%
68,995 Trimble, Inc.
b
2,979,894 0.7%
12,020 WEX, Inc.
b
1,983,420 0.5%
Other Securities
^
42,541,906 9.8%
Total 70,711,189
Materials (6.0%)
17,731 AptarGroup, Inc. 1,985,517 0.5%
18,116 Royal Gold, Inc. 2,252,181 0.5%
35,771 RPM International, Inc. 2,684,971 0.6%
Other Securities
^
19,007,084 4.4%
Total 25,929,753
Real Estate (9.7%)
26,901 Camden Property Trust 2,453,909 0.6%
31,823 CyrusOne , Inc. 2,315,123 0.5%
145,947 Medical Properties Trust, Inc. 2,743,804 0.6%
62,680 Omega Healthcare Investors,
Inc. 1,863,476 0.4%
Other Securities
^
32,828,262 7.6%
Total 42,204,574
Utilities (4.2%)
61,598 Essential Utilities, Inc. 2,601,899 0.6%
57,532 UGI Corporation 1,829,518 0.4%
Other Securities
^
13,598,833 3.2%
Total 18,030,250
Total Common Stock
(cost $407,670,086) 432,500,375
Shares
Collateral Held for Securities
Loaned ( 3.1% ) Value
% of
Net
Assets
13,627,180 Thrivent Cash Management
Trust 13,627,180 3.1%
Total Collateral Held for
Securities Loaned
(cost $13,627,180) 13,627,180

Mid Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
136
Shares or
Principal
Amount
Short-Term Investments
( 0.3% ) Value
% of
Net
Assets
Other Securities
^
$ 1,399,851 0.3%
Total Short-Term
Investments (cost
$1,399,878) 1,399,851
Total Investments (cost
$422,697,144) 103.0% $447,527,406
Other Assets and Liabilities,
Net (3.0%) (13,095,921)
Total Net Assets 100.0% $434,431,485
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 13,491,365
Total lending $13,491,365
Gross amount payable upon return of
collateral for securities loaned $13,627,180
Net amounts due to counterparty
$135,815
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 82,365,150
Gross unrealized depreciation (59,677,407)
Net unrealized appreciation (depreciation) $ 22,687,743
Cost for federal income tax purposes $ 424,850,667
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,510,761 7,510,761 – –
Consumer Discretionary 63,639,359 63,639,359 – –
Consumer Staples 16,264,776 16,264,776 – –
Energy 6,199,911 6,199,911 – –
Financials 65,125,353 65,125,353 – –
Health Care 48,227,899 48,227,899 – –
Industrials 68,656,550 68,656,550 – –
Information Technology 70,711,189 70,711,189 – –
Materials 25,929,753 25,929,753 – –
Real Estate 42,204,574 42,204,574 – –
Utilities 18,030,250 18,030,250 – –
Short-Term Investments 1,399,851 – 1,399,851 –
Subtotal Investments in Securities $433,900,226 $432,500,375 $1,399,851 $–
Other Investments  * Total
Collateral Held for Securities Loaned 13,627,180
Subtotal Other Investments $13,627,180
Total Investments at Value $447,527,406
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,004 11,004 – –
Total Asset Derivatives $11,004 $11,004 $– $–

Mid Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
137
Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Mid Cap Index Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling $299,958 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 11 September 2020 $ 1,946,006 $ 11,004
Total Futures Long Contracts $ 1,946,006 $ 11,004
Total Futures Contracts $ 1,946,006 $11,004
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 11,004
Total Equity Contracts 11,004
Total Asset Derivatives $11,004
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for Mid
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (3,013,710)
Total Equity Contracts
(3,013,710)
Total ($3,013,710)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (166,914)
Total Equity Contracts (166,914)
Total ($166,914)
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $12,862,906

Mid Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
138
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $15,779 $31,829 $47,629 $– – –
Total Affiliated Short-Term Investments
15,779
– –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,595 67,841 63,809 13,627 13,627 3.1%
Total Collateral Held for Securities Loaned
9,595
13,627 3.1
Total Value
$25,374
$13,627
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $21 $0 – $95
Total Income/Non Income Cash from Affiliated
Investments $95
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 36
Total Affiliated Income from Securities Loaned, Net $36
Total Value $21 $0 $–

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
139
Shares Common Stock ( 97.2% ) Value
Communications Services (4.9%)
780,910 DISH Network Corporation
a
$ 26,949,204
778,004 Twitter, Inc.
a
23,176,739
592,835 Zillow Group, Inc.
a
34,076,156
Total 84,202,099
Consumer Discretionary (14.2%)
278,565 Aptiv plc 21,705,785
130,427 Burlington Stores, Inc.
a
25,684,989
411,649 Etsy, Inc.
a
43,729,473
167,286 Lululemon Athletica, Inc.
a
52,194,905
13,834 NVR, Inc.
a
45,081,548
228,366 RH
a,b
56,840,297
Total 245,236,997
Consumer Staples (2.4%)
1,297,663 Hain Celestial Group, Inc.
a
40,889,361
Total 40,889,361
Energy (2.4%)
268,265 Valero Energy Corporation 15,779,347
3,890,611 WPX Energy, Inc.
a
24,822,098
Total 40,601,445
Financials (14.2%)
1,396,825 Ally Financial, Inc. 27,699,040
1,168,081 Assured Guaranty, Ltd. 28,512,857
358,950 Hartford Financial Services Group,
Inc. 13,837,522
417,404 Interactive Brokers Group, Inc. 17,434,965
238,613 Kemper Corporation 17,304,215
2,331,232 KeyCorp 28,394,406
36,313 Markel Corporation
a
33,523,072
1,120,003 Radian Group, Inc. 17,371,247
768,978 Western Alliance Bancorp 29,121,197
934,320 Zions Bancorporations NA 31,766,880
Total 244,965,401
Health Care (9.5%)
180,232 Alexion Pharmaceuticals, Inc.
a
20,229,240
151,129 Align Technology, Inc.
a
41,475,843
896,478 Bausch Health Companies, Inc.
a
16,396,583
274,457 Catalent, Inc.
a
20,117,698
355,360 Edwards Lifesciences Corporation
a
24,558,929
185,021 Jazz Pharmaceuticals, Inc.
a
20,415,217
209,795 Universal Health Services, Inc. 19,487,857
Total 162,681,367
Industrials (13.6%)
397,253 AGCO Corporation 22,031,651
946,907 Altra Industrial Motion Corporation 30,168,457
256,479 Heico Corporation 25,558,132
127,598 Huntington Ingalls Industries, Inc. 22,264,575
198,035 Old Dominion Freight Line, Inc. 33,584,756
97,145 Rockwell Automation, Inc. 20,691,885
1,101,005 Southwest Airlines Company 37,632,351
278,639 United Rentals, Inc.
a
41,528,357
Total 233,460,164
Information Technology (19.5%)
553,240 Advanced Micro Devices, Inc.
a
29,105,957
507,087 Akamai Technologies, Inc.
a
54,303,947
439,982 Alliance Data Systems Corporation 19,851,988
Shares Common Stock (97.2%) Value
Information Technology (19.5%) - continued
129,684 ANSYS, Inc.
a
$ 37,832,713
691,819 Ciena Corporation
a
37,468,917
163,350 KLA-Tencor Corporation 31,768,308
122,389 Nice, Ltd. ADR
a
23,160,894
1,992,081 Nuance Communications, Inc.
a
50,409,610
608,563 Teradyne, Inc. 51,429,659
Total 335,331,993
Materials (3.1%)
480,801 Ball Corporation 33,410,862
793,403 Steel Dynamics, Inc. 20,699,884
Total 54,110,746
Real Estate (8.1%)
188,464 Alexandria Real Estate Equities,
Inc. 30,578,284
306,458 Camden Property Trust 27,955,099
150,608 Digital Realty Trust, Inc. 21,402,903
562,742 Douglas Emmett, Inc. 17,253,670
776,755 Duke Realty Corporation 27,489,359
1,382,316 Host Hotels & Resorts, Inc. 14,915,189
Total 139,594,504
Utilities (5.3%)
403,136 Alliant Energy Corporation 19,286,026
1,114,120 CenterPoint Energy, Inc. 20,800,621
337,484 CMS Energy Corporation 19,715,815
331,018 Entergy Corporation 31,052,799
Total 90,855,261
Total Common Stock
(cost $1,324,190,038) 1,671,929,338
Shares
Collateral Held for Securities
Loaned ( 2.4% ) Value
41,022,000 Thrivent Cash Management Trust 41,022,000
Total Collateral Held for
Securities Loaned
(cost $41,022,000) 41,022,000
Shares Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
4,861,080 0.750% 48,659,415
Total Short-Term Investments
(cost $48,581,817) 48,659,415
Total Investments (cost
$1,413,793,855) 102.4% $1,761,610,753
Other Assets and Liabilities, Net
(2.4%) (41,280,662)
Total Net Assets 100.0% $1,720,330,091
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
140
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 39,575,100
Total lending $39,575,100
Gross amount payable upon return of
collateral for securities loaned $41,022,000
Net amounts due to counterparty
$1,446,900
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 444,920,508
Gross unrealized depreciation (97,145,800)
Net unrealized appreciation (depreciation) $ 347,774,708
Cost for federal income tax purposes $ 1,413,836,045
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 84,202,099 84,202,099 – –
Consumer Discretionary 245,236,997 245,236,997 – –
Consumer Staples 40,889,361 40,889,361 – –
Energy 40,601,445 40,601,445 – –
Financials 244,965,401 244,965,401 – –
Health Care 162,681,367 162,681,367 – –
Industrials 233,460,164 233,460,164 – –
Information Technology 335,331,993 335,331,993 – –
Materials 54,110,746 54,110,746 – –
Real Estate 139,594,504 139,594,504 – –
Utilities 90,855,261 90,855,261 – –
Subtotal Investments in Securities $1,671,929,338 $1,671,929,338 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 48,659,415
Collateral Held for Securities Loaned 41,022,000
Subtotal Other Investments $89,681,415
Total Investments at Value $1,761,610,753
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $86,402 $59,238 $96,993 $48,659 4,861 2.8%
Total Affiliated Short-Term Investments
86,402
48,659 2.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 55,911 234,172 249,061 41,022 41,022 2.4
Total Collateral Held for Securities Loaned
55,911
41,022 2.4
Total Value
$142,313
$89,681

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
141
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(66) $78 – $520
Total Income/Non Income Cash from Affiliated
Investments $520
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 79
Total Affiliated Income from Securities Loaned, Net $79
Total Value $(66) $78 $–

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
142
Shares Common Stock ( 98.6% ) Value
Communications Services (3.0%)
4,279 Discovery, Inc., Class A
a
$ 90,287
3,646 Interpublic Group of Companies,
Inc. 62,565
Total 152,852
Consumer Discretionary (11.6%)
1,442 Aptiv plc 112,361
773 Dollar Tree, Inc.
a
71,641
1,742 eBay, Inc. 91,368
1,249 Mohawk Industries, Inc.
a
127,098
1,054 Polaris, Inc. 97,548
1,731 Texas Roadhouse, Inc. 90,999
Total 591,015
Consumer Staples (6.4%)
6,217 Albertsons Companies, Inc.
a
98,042
1,282 Church & Dwight Company, Inc. 99,099
2,300 Hain Celestial Group, Inc.
a
72,473
1,006 Sysco Corporation 54,988
Total 324,602
Energy (5.1%)
4,048 Helmerich & Payne, Inc. 78,977
1,946 Marathon Petroleum Corporation 72,741
1,082 Pioneer Natural Resources
Company 105,711
Total 257,429
Financials (19.3%)
1,520 Capital One Financial Corporation 95,137
1,358 Comerica, Inc. 51,740
3,253 Hartford Financial Services Group,
Inc. 125,403
693 Kemper Corporation 50,256
1,400 Raymond James Financial, Inc. 96,362
1,873 Selective Insurance Group, Inc. 98,782
3,524 Trustmark Corporation 86,408
3,044 Voya Financial, Inc. 142,003
2,987 Wintrust Financial Corporation 130,293
2,998 Zions Bancorporations NA 101,932
Total 978,316
Health Care (7.7%)
2,448 Acadia Healthcare Company, Inc.
a
61,494
626 Alexion Pharmaceuticals, Inc.
a
70,262
1,821 Centene Corporation
a
115,725
1,186 Zimmer Biomet Holdings, Inc. 141,561
Total 389,042
Industrials (12.5%)
1,060 A.O. Smith Corporation 49,947
2,298 AGCO Corporation 127,447
1,022 Carlisle Companies, Inc. 122,303
576 JB Hunt Transport Services, Inc. 69,316
508 Lincoln Electric Holdings, Inc. 42,794
1,487 Robert Half International, Inc. 78,558
2,674 Southwest Airlines Company 91,397
172 W.W. Grainger, Inc. 54,036
Total 635,798
Information Technology (10.9%)
4,579 Change Healthcare, Inc.
a
51,285
Shares Common Stock (98.6%) Value
Information Technology (10.9%) - continued
2,691 Juniper Networks, Inc. $ 61,516
348 Littelfuse , Inc. 59,379
2,736 National Instruments Corporation 105,911
3,399 ON Semiconductor Corporation
a
67,368
1,396 PTC, Inc.
a
108,595
2,218 Western Digital Corporation 97,925
Total 551,979
Materials (8.5%)
4,838 Axalta Coating Systems, Ltd.
a
109,097
2,361 Berry Plastics Group, Inc.
a
104,640
3,181 CF Industries Holdings, Inc. 89,513
970 Eastman Chemical Company 67,551
1,481 Nucor Corporation 61,328
Total 432,129
Real Estate (7.1%)
2,524 American Campus Communities,
Inc. 88,239
715 Camden Property Trust 65,222
2,378 Highwoods Properties, Inc. 88,771
6,209 Host Hotels & Resorts, Inc. 66,995
2,113 Rayonier, Inc. REIT 52,381
Total 361,608
Utilities (6.5%)
5,187 CenterPoint Energy, Inc. 96,841
2,754 FirstEnergy Corporation 106,800
1,736 PNM Resources, Inc. 66,732
1,399 Portland General Electric
Company 58,492
Total 328,865
Total Common Stock
(cost $4,893,746) 5,003,635
Shares Short-Term Investments ( 1.4% ) Value
Thrivent Core Short-Term Reserve
Fund
7,195 0.750% 72,024
Total Short-Term Investments
(cost $71,952) 72,024
Total Investments (cost
$4,965,698) 100.0% $5,075,659
Other Assets and Liabilities, Net
<0.1% 86
Total Net Assets 100.0% $5,075,745
a Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
143
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 236,856
Gross unrealized depreciation (126,895)
Net unrealized appreciation (depreciation) $ 109,961
Cost for federal income tax purposes $ 4,965,698
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 152,852 152,852 – –
Consumer Discretionary 591,015 591,015 – –
Consumer Staples 324,602 324,602 – –
Energy 257,429 257,429 – –
Financials 978,316 978,316 – –
Health Care 389,042 389,042 – –
Industrials 635,798 635,798 – –
Information Technology 551,979 551,979 – –
Materials 432,129 432,129 – –
Real Estate 361,608 361,608 – –
Utilities 328,865 328,865 – –
Subtotal Investments in Securities $5,003,635 $5,003,635 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 72,024
Subtotal Other Investments $72,024
Total Investments at Value $5,075,659
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
4/30/2020
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $1,250 $288 $1,466 $72 7 1.4%
Total Affiliated Short-Term Investments
1,250
72 1.4
Total Value
$1,250
$72
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/30/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $0 $0 – $0
Total Income/Non Income Cash from Affiliated
Investments $ 0
Total Value $0 $0 $–

Moderate Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
144
Principal
Amount Bank Loans ( 1.4% ) Value
% of
Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 8,898,446 0.1%
Total 8,898,446
Capital Goods (0.1%)
Other Securities
^
9,808,854 0.1%
Total 9,808,854
Communications Services (0.3%)
Other Securities
^
29,754,982 0.3%
Total 29,754,982
Consumer Cyclical (0.2%)
Other Securities
^
21,848,020 0.2%
Total 21,848,020
Consumer Non-Cyclical (0.3%)
Other Securities
^
24,959,326 0.3%
Total 24,959,326
Energy (0.1%)
Other Securities
^
7,559,571 0.1%
Total 7,559,571
Financials (0.1%)
Other Securities
^
11,588,509 0.1%
Total 11,588,509
Technology (0.2%)
Other Securities
^
14,926,477 0.2%
Total 14,926,477
Transportation (<0.1%)
Other Securities
^
3,608,191 <0.1%
Total 3,608,191
Utilities (<0.1%)
Other Securities
^
4,546,666 <0.1%
Total 4,546,666
Total Bank Loans
(cost $149,669,846) 137,499,042
Shares
Registered Investment
Companies ( 38.6% ) Value
% of
Net
Assets
Unaffiliated  (0.6%)
114,850 SPDR S&P 500 ETF Trust
a
35,415,146 0.4%
Other Securities
^
29,093,887 0.2%
Total 64,509,033
Shares
Registered Investment
Companies (38.6%) Value
% of
Net
Assets
Affiliated  (38.0%)
24,680,059 Thrivent Core Emerging
Markets Debt Fund $ 239,149,767 2.4%
2,365,404 Thrivent Core Emerging
Markets Equity Fund
b
21,974,601 0.2%
10,770,058 Thrivent Core International
Equity Fund 90,791,590 0.9%
34,884,965 Thrivent Core Low Volatility
Equity Fund 391,758,161 3.9%
30,844,699 Thrivent Global Stock Portfolio 354,038,536 3.6%
42,530,601 Thrivent High Yield Portfolio 184,850,752 1.9%
58,623,312 Thrivent Income Portfolio 643,678,105 6.4%
52,944,850 Thrivent International
Allocation Portfolio 445,197,358 4.5%
4,647,512 Thrivent International Index
Portfolio
b
49,626,598 0.5%
37,121,101 Thrivent Large Cap Value
Portfolio 577,422,441 5.8%
34,192,516 Thrivent Limited Maturity Bond
Portfolio 341,863,618 3.4%
21,359,982 Thrivent Mid Cap Stock
Portfolio 360,505,229 3.6%
6,427,004 Thrivent Small Cap Stock
Portfolio 93,492,981 0.9%
Total 3,794,349,737
Total Registered Investment
Companies (cost
$3,632,993,188) 3,858,858,770
Principal
Amount
Long-Term Fixed Income
( 29.3% ) Value
% of
Net
Assets
Asset-Backed Securities (1.2%)
Other Securities
^
120,072,563 1.2%
Total 120,072,563
Basic Materials (0.3%)
Other Securities
^
28,751,621 0.3%
Total 28,751,621
Capital Goods (0.4%)
Other Securities
^
40,962,180 0.4%
Total 40,962,180
Collateralized Mortgage Obligations
(1.1%)
Federal Home Loan Mortgage
Corporation - REMIC
$ 9,624,016 3.000% - 4.000%,
7/15/2031 - 3/15/2033,
Ser. 4104, Class KI
c
858,966 <0.1%
Federal National Mortgage
Association - REMIC
7,601,281 3.000%, 12/25/2027, Ser.
2012-137, Class AI
c
475,092 <0.1%

Moderate Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
145
Principal
Amount
Long-Term Fixed Income
(29.3%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(1.1%) - continued
Other Securities
^
$ 113,620,904 1.1%
Total 114,954,962
Commercial Mortgage-Backed Securities
(0.2%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,613,078 3.000%, 3/15/2045, Ser.
4741, Class GA 1,677,004 <0.1%
Federal National Mortgage
Association - ACES
30,498,509 1.770%, 12/25/2028,
Ser. 2020-M11, Class
IO
c,d
3,700,530 <0.1%
5,750,000 3.555%, 9/25/2028, Ser.
2019-M1, Class A2
d
6,734,386 0.1%
Other Securities
^
10,931,645 0.1%
Total 23,043,565
Communications Services (1.0%)
Other Securities
^
101,298,123 1.0%
Total 101,298,123
Consumer Cyclical (0.8%)
Amazon.com, Inc.
4,492,000 1.500% - 4.050%,
6/3/2030 - 8/22/2047 5,298,901 0.1%
Other Securities
^
71,826,781 0.7%
Total 77,125,682
Consumer Non-Cyclical (1.3%)
Other Securities
^
130,198,598 1.3%
Total 130,198,598
Energy (0.8%)
Other Securities
^
84,991,882 0.8%
Total 84,991,882
Financials (2.2%)
Other Securities
^
214,843,000 2.2%
Total 214,843,000
Mortgage-Backed Securities (8.2%)
Federal Home Loan Mortgage
Corporation Conventional
15-Yr. Pass Through
1,708,038 3.500%, 5/1/2034 1,799,646 <0.1%
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
52,510,732 3.000%, 3/25/2050 55,344,241 0.6%
Principal
Amount
Long-Term Fixed Income
(29.3%) Value
% of
Net
Assets
Mortgage-Backed Securities (8.2%) -
continued
$ 32,140,909 3.000%, 4/1/2050 $ 33,875,273 0.3%
23,799,063 3.500%, 7/1/2047 25,129,785 0.2%
Federal National Mortgage
Association
25,682,517 3.500%, 10/1/2048 27,063,991 0.3%
30,481,197 3.500%, 8/1/2049 32,235,971 0.3%
32,867,036 3.230% - 4.500%,
11/1/2020 - 6/1/2049 34,806,319 0.3%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
85,100,000 2.000%, 7/1/2035
e
88,015,341 0.9%
82,910,000 2.500%, 7/1/2035
e
86,780,213 0.9%
33,350,000 2.000%, 8/1/2035
e
34,439,086 0.3%
91,130,000 3.000%, 8/1/2049
e
95,815,056 1.0%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
49,000,000 2.000%, 7/1/2050
e
50,119,726 0.5%
159,128,000 2.500%, 7/1/2050
e
165,822,564 1.7%
50,122,986 4.000%, 7/1/2048 53,074,932 0.5%
33,500,000 3.500%, 7/1/2049
e
35,229,961 0.4%
Total 819,552,105
Technology (0.8%)
Apple, Inc.
5,475,000 3.000% - 3.750%,
5/11/2027 - 9/12/2047 6,360,252 0.1%
Microsoft Corporation
9,633,000 2.675% - 4.200%,
11/3/2035 - 6/1/2060 11,618,708 0.3%
Other Securities
^
58,405,166 0.4%
Total 76,384,126
Transportation (0.2%)
Other Securities
^
17,367,936 0.2%
Total 17,367,936
U.S. Government & Agencies (10.0%)
U.S. Treasury Bonds
72,550,000 2.875%, 5/15/2028 85,614,668 0.9%
19,330,000 5.250%, 11/15/2028 26,756,193 0.3%
68,726,000 2.500%, 5/15/2046 85,198,763 0.9%
46,050,000 2.875%, 5/15/2049 62,264,637 0.6%
32,150,000 1.500% - 4.375%,
11/15/2027 - 2/15/2050 37,340,614 0.3%
U.S. Treasury Notes
67,025,000 1.375%, 9/30/2020
a
67,223,950 0.7%
33,900,000 2.500%, 2/28/2021 34,424,391 0.3%
36,909,000 1.125%, 8/31/2021 37,314,134 0.4%
150,440,000 1.500%, 9/30/2021 152,925,786 1.5%
22,810,000 1.875%, 7/31/2022 23,619,933 0.2%
82,790,000 2.500%, 1/31/2024 89,565,198 0.9%
27,885,000 2.125%, 7/31/2024 30,029,749 0.3%
28,665,000 2.250%, 11/15/2024 31,163,110 0.3%
19,170,000 2.125%, 11/30/2024 20,749,279 0.2%
52,575,000 2.625%, 1/31/2026 59,157,143 0.6%

Moderate Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
146
Principal
Amount
Long-Term Fixed Income
(29.3%) Value
% of
Net
Assets
U.S. Government & Agencies (10.0%) -
continued
$ 90,300,000 2.500%, 2/28/2026 $ 101,104,254 1.0%
53,205,000 1.125% - 2.750%,
8/31/2020 - 3/31/2023 54,687,082 0.6%
Total 999,138,884
Utilities (0.8%)
Other Securities
^
78,558,356 0.8%
Total 78,558,356
Total Long-Term Fixed
Income
(cost $2,770,105,296) 2,927,243,583
Shares Common Stock ( 28.8% ) Value
% of
Net
Assets
Communications Services (1.9%)
45,697 Alphabet, Inc., Class A
b
64,800,631 0.7%
119,411 Facebook, Inc.
b
27,114,656 0.3%
Other Securities
^
98,975,508 0.9%
Total 190,890,795
Consumer Discretionary (4.1%)
48,489 Amazon.com, Inc.
b
133,772,423 1.4%
245,411 Aptiv plc 19,122,425 0.2%
125,933 Home Depot, Inc. 31,547,476 0.3%
Other Securities
^
220,484,697 2.2%
Total 404,927,021
Consumer Staples (0.8%)
Other Securities
^
78,980,302 0.8%
Total 78,980,302
Energy (0.6%)
Other Securities
^
56,219,647 0.6%
Total 56,219,647
Financials (3.2%)
Other Securities
^
323,228,855 3.2%
Total 323,228,855
Health Care (4.3%)
55,569 Thermo Fisher Scientific, Inc. 20,134,871 0.2%
77,712 Veeva Systems, Inc.
b
18,217,247 0.2%
178,399 Zoetis, Inc. 24,447,799 0.3%
Other Securities
^
369,043,156 3.6%
Total 431,843,073
Shares Common Stock (28.8%) Value
% of
Net
Assets
Industrials (3.3%)
121,376 Honeywell International, Inc. $ 17,549,756 0.2%
Other Securities
^
309,555,385 3.1%
Total 327,105,141
Information Technology (8.0%)
50,529 Adobe, Inc.
b
21,995,779 0.2%
277,249 Apple, Inc. 101,140,435 1.0%
65,704 Intuit, Inc. 19,460,868 0.2%
139,590 MasterCard, Inc. 41,276,763 0.4%
553,325 Microsoft Corporation 112,607,171 1.1%
69,456 NVIDIA Corporation 26,387,029 0.3%
105,323 PayPal Holdings, Inc.
b
18,350,426 0.2%
77,399 ServiceNow , Inc.
b
31,351,239 0.3%
142,312 Texas Instruments, Inc. 18,069,355 0.2%
235,328 Visa, Inc. 45,458,310 0.5%
Other Securities
^
360,047,110 3.6%
Total 796,144,485
Materials (0.9%)
Other Securities
^
94,634,380 0.9%
Total 94,634,380
Real Estate (1.4%)
Other Securities
^
138,689,454 1.4%
Total 138,689,454
Utilities (0.3%)
Other Securities
^
30,452,825 0.3%
Total 30,452,825
Total Common Stock
(cost $2,202,394,784) 2,873,115,978
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
% of
Net
Assets
117,617,531 Thrivent Cash Management
Trust 117,617,531 1.2%
Total Collateral Held for
Securities Loaned
(cost $117,617,531) 117,617,531
Shares or
Principal
Amount
Short-Term Investments
( 7.0% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
21,100,000 0.100%, 7/28/2020
f,g
21,098,101 0.2%
23,300,000 0.125%, 8/11/2020
f,g
23,296,020 0.2%
64,600,000 0.095% - 0.200%,
7/9/2020 - 9/15/2020
f,g
64,591,700 0.7%
Thrivent Core Short-Term
Reserve Fund
58,583,935 0.750% 586,425,188 5.9%

Moderate Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
147
Shares or
Principal
Amount
Short-Term Investments
(7.0%) Value
% of
Net
Assets
U.S. Treasury Bills
5,300,000 0.023% - 0.133%,
7/16/2020 - 9/24/2020
f,h
$ 5,298,606 <0.1%
Total Short-Term
Investments (cost
$700,104,084) 700,709,615
Total Investments (cost
$9,572,884,729) 106.3% $10,615,044,519
Other Assets and Liabilities,
Net (6.3%) (631,720,936)
Total Net Assets 100.0% $9,983,323,583
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
d Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 66,614,532
Common Stock 48,051,639
Total lending $114,666,171
Gross amount payable upon return of
collateral for securities loaned $117,617,531
Net amounts due to counterparty
$2,951,360
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,298,417,546
Gross unrealized depreciation (296,082,318)
Net unrealized appreciation (depreciation) $ 1,002,335,228
Cost for federal income tax purposes $ 9,591,959,251

Moderate Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
148
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 8,898,446 – 7,636,476 1,261,970
Capital Goods 9,808,854 – 9,808,854 –
Communications Services 29,754,982 – 29,754,982 –
Consumer Cyclical 21,848,020 – 21,848,020 –
Consumer Non-Cyclical 24,959,326 – 24,310,068 649,258
Energy 7,559,571 – 7,559,571 –
Financials 11,588,509 – 11,290,282 298,227
Technology 14,926,477 – 14,926,477 –
Transportation 3,608,191 – 3,608,191 –
Utilities 4,546,666 – 4,546,666 –
Registered Investment Companies
Unaffiliated 64,509,033 64,509,033 – –
Affiliated 3,050,675,618 3,050,675,618 – –
Long-Term Fixed Income
Asset-Backed Securities 120,072,563 – 120,072,563 –
Basic Materials 28,751,621 – 28,751,621 –
Capital Goods 40,962,180 – 40,962,180 –
Collateralized Mortgage Obligations 114,954,962 – 103,953,087 11,001,875
Commercial Mortgage-Backed Securities 23,043,565 – 23,043,565 –
Communications Services 101,298,123 – 101,298,123 –
Consumer Cyclical 77,125,682 – 77,125,682 –
Consumer Non-Cyclical 130,198,598 – 130,198,598 –
Energy 84,991,882 – 84,991,882 –
Financials 214,843,000 – 214,843,000 –
Mortgage-Backed Securities 819,552,105 – 819,552,105 –
Technology 76,384,126 – 76,384,126 –
Transportation 17,367,936 – 17,367,936 –
U.S. Government & Agencies 999,138,884 – 999,138,884 –
Utilities 78,558,356 – 78,558,356 –
Common Stock
Communications Services 190,890,795 186,876,624 4,014,171 –
Consumer Discretionary^ 404,927,021 398,765,908 6,161,113 0
Consumer Staples 78,980,302 74,284,489 4,695,813 –
Energy 56,219,647 53,351,361 2,865,526 2,760
Financials 323,228,855 304,230,370 18,998,485 –
Health Care 431,843,073 417,705,220 14,137,853 –
Industrials 327,105,141 312,535,625 14,082,618 486,898
Information Technology 796,144,485 784,715,029 11,429,456 –
Materials 94,634,380 87,620,763 7,013,608 9
Real Estate 138,689,454 133,490,607 5,198,847 –
Utilities 30,452,825 29,736,400 716,425 –
Short-Term Investments 114,284,427 – 114,284,427 –
Subtotal Investments in Securities $9,167,327,681 $5,898,497,047 $3,255,129,637 $13,700,997
Other Investments  * Total
Affiliated Short-Term Investments 586,425,188
Affiliated Registered Investment Companies 743,674,119
Collateral Held for Securities Loaned 117,617,531
Subtotal Other Investments $1,447,716,838
Total Investments at Value $10,615,044,519
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1.

Moderate Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
149
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
GS
-
Goldman Sachs
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,701,359 16,701,359 – –
Call Options Written 100,938 – – 100,938
Credit Default Swaps 37,679 – 37,679 –
Total Asset Derivatives $16,839,976 $16,701,359 $37,679 $100,938
Liability Derivatives
Futures Contracts 37,518,545 37,518,545 – –
Credit Default Swaps 71,471 – 71,471 –
Total Liability Derivatives $37,590,016 $37,518,545 $71,471 $–
The following table presents Moderate Allocation Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling
$108,086,004 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 644 September 2020 $ 142,200,198 $ 13,118
CBOT 5-Yr. U.S. Treasury Note 712 September 2020 89,152,411 376,028
CBOT U.S. Long Bond 190 September 2020 32,969,244 957,631
CME E-mini S&P 500 Index 5,163 September 2020 788,240,713 9,494,417
CME Ultra Long Term U.S. Treasury Bond 222 September 2020 48,074,145 356,543
ICE mini MSCI EAFE Index 2,732 September 2020 241,159,561 1,769,878
ICE US mini MSCI Emerging Markets Index 4,652 September 2020 225,540,076 3,733,744
Total Futures Long Contracts $ 1,567,336,348 $ 16,701,359
CBOT 10-Yr. U.S. Treasury Note (198) September 2020 ( $ 27,428,550) ( $ 127,482)
CME E-mini Russell 2000 Index (7,471) September 2020 (510,458,489) (26,556,991)
CME E-mini S&P Mid-Cap 400 Index (2,365) September 2020 (410,081,870) (10,675,280)
Ultra 10-Yr. U.S. Treasury Note (149) September 2020 (23,306,380) (158,792)
Total Futures Short Contracts ( $ 971,275,289) ($37,518,545)
Total Futures Contracts $ 596,061,059 ($20,817,186)
The following table presents Moderate Allocation Portfolio's options contracts held as of June 30, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNCL Conventional 30-Yr. Pass
Through Call Option
(*)
GS (68) $ 103.67 July 2020 70,860,781 ( $ 116,875) $ 100,938
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($116,875) $100,938
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderate Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
150
The following table presents Moderate Allocation Portfolio's swaps contracts held as of June 30, 2020. Investments totaling $3,498,938 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 10,830,000) $ – ( $ 71,471) ( $ 71,471)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 (10,830,000) – 37,679 37,679
Total Credit Default Swaps $– ($33,792) ($33,792)
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 14,998,039
Total Equity Contracts 14,998,039
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,703,320
Options Written Net Assets - Distributable earnings/(accumulated loss) 100,938
Total Interest Rate Contracts 1,804,258
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 37,679
Total Credit Contracts 37,679
Total Asset Derivatives $16,839,976
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 37,232,271
Total Equity Contracts 37,232,271
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 286,274
Total Interest Rate Contracts 286,274
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 71,471
Total Credit Contracts 71,471
Total Liability Derivatives $37,590,016
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
151
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 76,285,083
Total Equity Contracts
76,285,083
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (2,843,297)
Total Foreign Exchange Contracts (2,843,297)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 19,031,223
Total Interest Rate Contracts
19,031,223
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 3,055,662
Total Credit Contracts
3,055,662
Total $95,528,671
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (25,203,399)
Total Equity Contracts (25,203,399)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 100,938
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,988,204
Total Interest Rate Contracts 4,089,142
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (33,792)
Total Credit Contracts (33,792)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (991,707)
Total Foreign Exchange Contracts (991,707)
Total ($22,139,756)
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,218,412,293
Futures - Short (943,587,074)
Interest Rate Contracts
Futures - Long 316,473,190
Futures - Short (51,931,852)
Written Options (7,763,908)
Foreign Exchange Contracts
Futures - Long 64,299,331
Credit Contracts
Credit Default Swaps - Sell
Protection (781,312)

Moderate Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
152
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $211,495 $30,587 $– $239,150 24,680 2.4%
Core Emerging Markets Equity* – 22,000 – 21,975 2,365 0.2
Core International Equity 105,008 – – 90,792 10,770 0.9
Core Low Volatility Equity 332,941 84,000 – 391,758 34,885 3.9
Global Stock 378,859 43,480 – 354,039 30,845 3.6
High Yield 197,930 5,266 – 184,851 42,531 1.9
Income 609,212 12,363 – 643,678 58,623 6.4
International Allocation 574,102 22,842 45,000 445,197 52,945 4.5
International Index Portfolio* – 45,000 – 49,627 4,648 0.5
Large Cap Value 681,756 25,104 – 577,422 37,121 5.8
Limited Maturity Bond 335,345 3,886 – 341,864 34,193 3.4
Mid Cap Stock 398,223 15,240 – 360,505 21,360 3.6
Small Cap Stock 109,621 11,714 – 93,493 6,427 0.9
Total Affiliated Registered Investment
Companies
3,934,492
3,794,351 38.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 839,897 819,324 1,073,228 586,425 58,584 5.9
Total Affiliated Short-Term Investments
839,897
586,425 5.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31,479 389,620 303,481 117,618 117,618 1.2
Total Collateral Held for Securities Loaned
31,479
117,618 1.2
Total Value
$4,805,868
$4,498,394
*   Non-income producing security.
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(2,932) – $5,086
Core Emerging Markets Equity* – (25) – –
Core International Equity – (14,216) – –
Core Low Volatility Equity – (25,183) – –
Global Stock – (68,300) 37,198 6,281
High Yield – (18,345) – 5,263
Income – 22,103 3,034 9,326
International Allocation (23,715) (83,032) 7,793 15,050
International Index* – 4,627 – –
Large Cap Value – (129,438) 13,309 11,795
Limited Maturity Bond – 2,633 – 3,885
Mid Cap Stock – (52,958) 13,338 1,902
Small Cap Stock – (27,842) 11,022 692
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% (176) 608 – 5,366
Total Income/Non Income Cash from Affiliated
Investments $64,646
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 274
Total Affiliated Income from Securities Loaned, Net $274
Total Value $(23,891) $(392,300) $85,694
*   Non-income producing security.

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
153
Principal
Amount Bank Loans ( 0.8% ) Value
% of
Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 3,715,581 0.1%
Total 3,715,581
Capital Goods (0.1%)
Other Securities
^
3,764,986 0.1%
Total 3,764,986
Communications Services (0.2%)
Other Securities
^
11,168,048 0.2%
Total 11,168,048
Consumer Cyclical (0.1%)
Other Securities
^
7,515,516 0.1%
Total 7,515,516
Consumer Non-Cyclical (0.1%)
Other Securities
^
8,327,600 0.1%
Total 8,327,600
Energy (<0.1%)
Other Securities
^
2,942,853 <0.1%
Total 2,942,853
Financials (0.1%)
Other Securities
^
5,001,125 0.1%
Total 5,001,125
Technology (0.1%)
Other Securities
^
5,641,166 0.1%
Total 5,641,166
Transportation (<0.1%)
Other Securities
^
1,124,607 <0.1%
Total 1,124,607
Utilities (<0.1%)
Other Securities
^
1,903,075 <0.1%
Total 1,903,075
Total Bank Loans
(cost $54,984,896) 51,104,557
Shares
Registered Investment
Companies ( 44.6% ) Value
% of
Net
Assets
Unaffiliated  (0.7%)
94,773 SPDR S&P 500 ETF Trust 29,224,202 0.5%
Other Securities
^
13,717,416 0.2%
Total 42,941,618
Shares
Registered Investment
Companies (44.6%) Value
% of
Net
Assets
Affiliated  (43.9%)
8,849,379 Thrivent Core Emerging
Markets Debt Fund $ 85,750,482 1.4%
1,932,323 Thrivent Core Emerging
Markets Equity Fund
a
17,951,281 0.3%
22,617,120 Thrivent Core International
Equity Fund 190,662,323 3.0%
28,116,060 Thrivent Core Low Volatility
Equity Fund 315,743,356 5.0%
33,286,811 Thrivent Global Stock Portfolio 382,069,346 6.0%
13,241,502 Thrivent High Yield Portfolio 57,551,542 0.9%
17,391,175 Thrivent Income Portfolio 190,953,365 3.0%
54,722,469 Thrivent International
Allocation Portfolio 460,144,824 7.2%
3,304,897 Thrivent International Index
Portfolio
a
35,290,025 0.6%
26,680,566 Thrivent Large Cap Value
Portfolio 415,018,875 6.5%
10,305,555 Thrivent Limited Maturity Bond
Portfolio 103,037,004 1.6%
25,857,777 Thrivent Mid Cap Stock
Portfolio 436,417,221 6.9%
6,600,208 Thrivent Small Cap Stock
Portfolio 96,012,564 1.5%
Total 2,786,602,208
Total Registered Investment
Companies (cost
$2,738,738,044) 2,829,543,826
Shares Common Stock ( 33.5% ) Value
% of
Net
Assets
Communications Services (2.0%)
33,430 Alphabet, Inc., Class A
a
47,405,411 0.8%
85,979 Facebook, Inc.
a
19,523,252 0.3%
263,839 Live Nation Entertainment,
Inc.
a
11,695,983 0.2%
Other Securities
^
48,426,124 0.7%
Total 127,050,770
Consumer Discretionary (4.8%)
35,404 Amazon.com, Inc.
a
97,673,263 1.6%
166,485 Aptiv plc 12,972,511 0.2%
89,662 Home Depot, Inc. 22,461,228 0.4%
Other Securities
^
170,825,201 2.6%
Total 303,932,203
Consumer Staples (0.9%)
Other Securities
^
55,731,039 0.9%
Total 55,731,039
Energy (0.5%)
Other Securities
^
33,194,267 0.5%
Total 33,194,267

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
154
Shares Common Stock (33.5%) Value
% of
Net
Assets
Financials (3.7%)
Other Securities
^
$ 231,869,849 3.7%
Total 231,869,849
Health Care (5.1%)
22,112 Intuitive Surgical, Inc.
a
12,600,081 0.2%
99,351 LHC Group, Inc.
a
17,318,866 0.3%
39,102 Thermo Fisher Scientific, Inc. 14,168,219 0.2%
66,040 Veeva Systems, Inc.
a
15,481,097 0.3%
42,744 Vertex Pharmaceuticals, Inc.
a
12,409,011 0.2%
135,394 Zoetis, Inc. 18,554,394 0.3%
Other Securities
^
231,091,272 3.6%
Total 321,622,940
Industrials (4.0%)
80,188 Honeywell International, Inc. 11,594,383 0.2%
Other Securities
^
241,523,414 3.8%
Total 253,117,797
Information Technology (9.5%)
36,546 Adobe, Inc.
a
15,908,839 0.3%
191,910 Apple, Inc. 70,008,768 1.1%
47,463 Intuit, Inc. 14,058,066 0.2%
100,832 MasterCard, Inc. 29,816,022 0.5%
368,697 Microsoft Corporation 75,033,526 1.2%
69,602 Monolithic Power Systems,
Inc. 16,495,674 0.3%
51,488 NVIDIA Corporation 19,560,806 0.3%
78,146 PayPal Holdings, Inc.
a
13,615,378 0.2%
59,432 ServiceNow , Inc.
a
24,073,526 0.4%
110,684 Square, Inc.
a
11,615,179 0.2%
174,421 Visa, Inc. 33,692,905 0.5%
Other Securities
^
279,167,781 4.3%
Total 603,046,470
Materials (1.1%)
Other Securities
^
71,015,640 1.1%
Total 71,015,640
Real Estate (1.6%)
Other Securities
^
104,118,259 1.6%
Total 104,118,259
Utilities (0.3%)
Other Securities
^
19,579,953 0.3%
Total 19,579,953
Total Common Stock
(cost $1,619,989,814) 2,124,279,187
Principal
Amount
Long-Term Fixed Income
( 17.7% ) Value
% of
Net
Assets
Asset-Backed Securities (0.7%)
Other Securities
^
$ 42,591,827 0.7%
Total 42,591,827
Basic Materials (0.2%)
Other Securities
^
12,833,937 0.2%
Total 12,833,937
Capital Goods (0.3%)
Other Securities
^
17,057,390 0.3%
Total 17,057,390
Collateralized Mortgage Obligations
(0.7%)
Federal National Mortgage
Association - REMIC
$ 2,388,974 3.000%, 12/25/2027, Ser.
2012-137, Class AI
b
149,315 <0.1%
Other Securities
^
44,227,435 0.7%
Total 44,376,750
Commercial Mortgage-Backed Securities
(0.1%)
Federal National Mortgage
Association - ACES
10,999,463 1.770%, 12/25/2028,
Ser. 2020-M11, Class
IO
b,c
1,334,618 <0.1%
2,250,000 3.555%, 9/25/2028, Ser.
2019-M1, Class A2
c
2,635,194 <0.1%
Other Securities
^
4,901,420 0.1%
Total 8,871,232
Communications Services (0.7%)
Other Securities
^
42,745,418 0.7%
Total 42,745,418
Consumer Cyclical (0.5%)
Amazon.com, Inc.
1,585,000 1.500% - 4.050%,
6/3/2030 - 8/22/2047 1,845,930 <0.1%
Other Securities
^
32,214,394 0.5%
Total 34,060,324
Consumer Non-Cyclical (0.8%)
Other Securities
^
52,943,918 0.8%
Total 52,943,918
Energy (0.6%)
Other Securities
^
35,323,225 0.6%
Total 35,323,225

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
155
Principal
Amount
Long-Term Fixed Income
(17.7%) Value
% of
Net
Assets
Financials (1.5%)
Other Securities
^
$ 93,972,564 1.5%
Total 93,972,564
Mortgage-Backed Securities (4.6%)
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
19,139,426 3.000%, 3/25/2050 20,172,200 0.3%
Federal National Mortgage
Association
11,049,164 3.500%, 8/1/2049 11,685,254 0.2%
20,993,197 3.230% - 4.500%,
11/1/2020 - 6/1/2049 22,173,610 0.4%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
32,900,000 2.000%, 7/1/2035
d
34,027,082 0.5%
30,750,000 2.500%, 7/1/2035
d
32,185,400 0.5%
13,400,000 2.000%, 8/1/2035
d
13,837,594 0.2%
31,836,000 3.000%, 8/1/2049
d
33,472,711 0.5%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
18,650,000 2.000%, 7/1/2050
d
19,076,182 0.3%
57,819,000 2.500%, 7/1/2050
d,e
60,251,463 1.0%
18,095,163 4.000%, 7/1/2048 19,160,861 0.3%
10,925,000 3.500%, 7/1/2049
d
11,489,174 0.2%
Other Securities
^
17,848,599 0.2%
Total 295,380,130
Technology (0.5%)
Apple, Inc.
3,210,000 3.000% - 3.750%,
2/9/2024 - 9/12/2047 3,657,622 0.1%
Microsoft Corporation
3,187,000 2.675% - 4.200%,
11/3/2035 - 6/1/2060 3,862,137 0.1%
Other Securities
^
23,356,744 0.3%
Total 30,876,503
Transportation (0.1%)
Other Securities
^
7,473,571 0.1%
Total 7,473,571
U.S. Government & Agencies (5.9%)
U.S. Treasury Bonds
20,580,000 2.250%, 11/15/2027 23,177,421 0.4%
18,050,000 2.875%, 5/15/2028 21,300,410 0.3%
11,465,000 3.000%, 5/15/2042 15,261,438 0.3%
25,124,000 2.500%, 5/15/2046 31,145,909 0.5%
16,725,000 2.875%, 5/15/2049 22,614,029 0.4%
18,235,000 1.500% - 5.250%,
11/15/2028 - 2/15/2050 22,696,377 0.3%
U.S. Treasury Notes
22,640,000 1.125%, 8/31/2021 22,888,509 0.4%
11,580,000 2.500%, 3/31/2023 12,317,320 0.2%
16,710,000 2.500%, 1/31/2024 18,077,479 0.3%
Principal
Amount
Long-Term Fixed Income
(17.7%) Value
% of
Net
Assets
U.S. Government & Agencies (5.9%) -
continued
$ 13,150,000 2.125%, 11/30/2024 $ 14,233,334 0.2%
43,700,000 2.875%, 5/31/2025 49,206,883 0.8%
12,650,000 2.625%, 1/31/2026 14,233,721 0.2%
64,360,000 2.500%, 2/28/2026 72,060,574 1.2%
33,275,000 1.125% - 2.500%,
8/31/2020 - 11/15/2024
f
34,346,945 0.4%
Total 373,560,349
Utilities (0.5%)
Other Securities
^
31,447,867 0.5%
Total 31,447,867
Total Long-Term Fixed
Income
(cost $1,050,619,811) 1,123,515,005
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
% of
Net
Assets
29,826,133 Thrivent Cash Management
Trust 29,826,133 0.5%
Total Collateral Held for
Securities Loaned
(cost $29,826,133) 29,826,133
Shares or
Principal
Amount
Short-Term Investments
( 6.4% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
11,300,000 0.128%, 7/20/2020
g,h
11,299,284 0.2%
24,000,000 0.105%, 7/29/2020
g,h
23,997,760 0.4%
12,700,000 0.102%, 8/25/2020
g,h
12,697,090 0.2%
35,300,000 0.005% - 0.180%,
7/7/2020 - 9/15/2020
g,h
35,294,212 0.6%
Thrivent Core Short-Term
Reserve Fund
31,906,637 0.750% 319,385,441 5.0%
U.S. Treasury Bills
1,950,000 0.023% - 0.133%,
7/16/2020 - 9/24/2020
g,i
1,949,479 <0.1%
Other Securities
^
1,199,636 <0.1%
Total Short-Term
Investments (cost
$405,355,992) 405,822,902
Total Investments (cost
$5,899,514,690) 103.5% $6,564,091,610
Other Assets and Liabilities,
Net (3.5%) (219,889,885)
Total Net Assets 100.0% $6,344,201,725
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
156
b Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
c Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e All or a portion of the security was earmarked to cover
written options.
f At June 30, 2020, $37,110 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
i All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 5,125,789
Common Stock 23,763,464
Total lending $28,889,253
Gross amount payable upon return of
collateral for securities loaned $29,826,133
Net amounts due to counterparty
$936,880
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 900,223,986
Gross unrealized depreciation (274,768,160)
Net unrealized appreciation (depreciation) $ 625,455,826
Cost for federal income tax purposes $ 5,921,796,398

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
157
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,715,581 – 3,251,943 463,638
Capital Goods 3,764,986 – 3,764,986 –
Communications Services 11,168,048 – 11,168,048 –
Consumer Cyclical 7,515,516 – 7,515,516 –
Consumer Non-Cyclical 8,327,600 – 8,120,611 206,989
Energy 2,942,853 – 2,942,853 –
Financials 5,001,125 – 4,901,716 99,409
Technology 5,64 1,166 – 5,641,166 –
Transportation 1,124,607 – 1,124,607 –
Utilities 1,903,075 – 1,903,075 –
Registered Investment Companies
Unaffiliated 42,941,618 42,941,618 – –
Affiliated 2,176,494,766 2,176,494,766 – –
Common Stock
Communications Services 127,050,770 125,889,233 1,161,537 –
Consumer Discretionary^ 303,932,203 302,148,510 1,783,693 0
Consumer Staples 55,731,039 54,380,057 1,350,982 –
Energy 33,194,267 32,372,488 820,989 790
Financials 231,869,849 224,266,853 7,602,996 –
Health Care 321,622,940 317,582,730 4,040,210 –
Industrials 253,117,797 248,940,351 4,015,763 161,683
Information Technology 603,046,470 599,888,699 3,157,771 –
Materials 71,015,640 67,745,940 3,269,694 6
Real Estate 104,118,259 102,622,581 1,495,678 –
Utilities 19,579,953 19,373,055 206,898 –
Long-Term Fixed Income
Asset-Backed Securities 42,591,827 – 42,591,827 –
Basic Materials 12,833,937 – 12,833,937 –
Capital Goods 17,057,390 – 17,057,390 –
Collateralized Mortgage Obligations 44,376,750 – 40,431,250 3,945,500
Commercial Mortgage-Backed Securities 8,871,232 – 8,871,232 –
Communications Services 42,745,418 – 42,745,418 –
Consumer Cyclical 34,060,324 – 34,060,324 –
Consumer Non-Cyclical 52,943,918 – 52,943,918 –
Energy 35,323,225 – 35,323,225 –
Financials 93,972,564 – 93,972,564 –
Mortgage-Backed Securities 295,380,130 – 295,380,130 –
Technology 30,876,503 – 30,876,503 –
Transportation 7,473,571 – 7,473,571 –
U.S. Government & Agencies 373,560,349 – 373,560,349 –
Utilities 31,447,867 – 31,447,867 –
Short-Term Investments 86,437,461 – 86,437,461 –
Subtotal Investments in Securities $5,604,772,594 $4,314,646,881 $1,285,247,698 $4,878,015
Other Investments  * Total
Affiliated Short-Term Investments 319,385,441
Affiliated Registered Investment Companies 610,107,442
Collateral Held for Securities Loaned 29,826,133
Subtotal Other Investments $959,319,016
Total Investments at Value $6,564,091,610
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1.

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
158
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
GS
-
Goldman Sachs
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 15,206,833 15,206,833 – –
Call Options Written 37,109 – – 37,109
Credit Default Swaps 13,551 – 13,551 –
Total Asset Derivatives $15,257,493 $15,206,833 $13,551 $37,109
Liability Derivatives
Futures Contracts 32,071,175 32,071,175 – –
Credit Default Swaps 25,704 – 25,704 –
Total Liability Derivatives $32,096,879 $32,071,175 $25,704 $–
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling $81,488,042 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 491 September 2020 $ 108,416,610 $ 10,002
CBOT U.S. Long Bond 182 September 2020 31,667,981 830,394
CME E-mini S&P 500 Index 5,727 September 2020 874,217,916 10,660,854
ICE US mini MSCI Emerging Markets Index 3,454 September 2020 167,456,725 2,773,665
Total Futures Long Contracts $ 1,181,759,232 $ 14,274,915
CBOT 10-Yr. U.S. Treasury Note (308) September 2020 ( $ 42,666,633) ( $ 198,306)
CBOT 5-Yr. U.S. Treasury Note (62) September 2020 (7,772,119) (23,897)
CME E-mini Russell 2000 Index (6,594) September 2020 (454,083,363) (19,893,357)
CME E-mini S&P Mid-Cap 400 Index (2,629) September 2020 (455,858,230) (11,867,160)
CME Ultra Long Term U.S. Treasury Bond (13) September 2020 (2,846,652) 10,621
ICE mini MSCI EAFE Index (850) September 2020 (76,503,297) 921,297
Ultra 10-Yr. U.S. Treasury Note (83) September 2020 (12,982,749) (88,455)
Total Futures Short Contracts ( $ 1,052,713,043) ($31,139,257)
Total Futures Contracts $ 129,046,189 ($16,864,342)
The following table presents Moderately Aggressive Allocation Portfolio's options contracts held as of June 30, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNCL Conventional 30-Yr. Pass
Through Call Option
(*)
GS (25) $ 103.67 July 2020 (26,051,758) ( $ 42,969) $ 37,109
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($42,969) $37,109
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
159
The following table presents Moderately Aggressive Allocation Portfolio's swaps contracts held as of June 30, 2020. Investments totaling
$1,299,606 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 3,895,000) $ – $ 13,551 $ 13,551
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 (3,895,000) – (25,704) (25,704)
Total Credit Default Swaps $– ($12,153) ($12,153)
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Moderately Aggressive
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 14,355,816
Total Equity Contracts 14,355,816
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 851,017
Options Written Net Assets - Distributable earnings/(accumulated loss) 37,109
Total Interest Rate Contracts 888,126
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 13,551
Total Credit Contracts 13,551
Total Asset Derivatives $15,257,493
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 31,760,517
Total Equity Contracts 31,760,517
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 310,658
Total Interest Rate Contracts 310,658
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 25,704
Total Credit Contracts 25,704
Total Liability Derivatives $32,096,879
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
160
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 36,486,533
Total Equity Contracts
36,486,533
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (2,792,582)
Total Foreign Exchange Contracts (2,792,582)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 957,387
Total Interest Rate Contracts
957,387
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 1,103,819
Total Credit Contracts
1,103,819
Total $35,755,157
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (23,179,832)
Total Equity Contracts (23,179,832)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 37,109
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 532,059
Total Interest Rate Contracts 569,168
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (12,153)
Total Credit Contracts (12,153)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,141,237)
Total Foreign Exchange Contracts (1,141,237)
Total ($23,764,054)
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30,
2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,040,249,587
Futures - Short (976,342,759)
Interest Rate Contracts
Futures - Long 134,234,673
Futures - Short (69,585,650)
Written Options (2,854,378)
Foreign Exchange Contracts
Futures - Long 65,657,367
Credit Contracts
Credit Default Swaps - Sell
Protection (282,179)

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
161
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $75,829 $10,973 $– $85,750 8,849 1.4%
Core Emerging Markets Equity* – 18,000 – 17,951 1,932 0.3
Core International Equity 220,517 – – 190,662 22,617 3.0
Core Low Volatility Equity 242,502 94,000 – 315,743 28,116 5.0
Global Stock 408,855 46,921 – 382,069 33,287 6.0
High Yield 61,624 1,640 – 57,552 13,242 0.9
Income 180,729 3,667 – 190,953 17,391 3.0
International Allocation 574,628 23,610 32,000 460,145 54,722 7.2
International Index Portfolio* – 32,000 – 35,290 3,305 0.6
Large Cap Value 490,008 18,044 – 415,019 26,681 6.5
Limited Maturity Bond 101,072 1,171 – 103,037 10,306 1.6
Mid Cap Stock 482,077 18,449 – 436,417 25,858 6.9
Small Cap Stock 112,575 12,030 – 96,013 6,600 1.5
Total Affiliated Registered Investment
Companies
2,950,416
2,786,601 43.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 527,067 535,559 743,563 319,385 31,907 5.0
Total Affiliated Short-Term Investments
527,067
319,385 5.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 30,577 362,364 363,115 29,826 29,826 0.5
Total Collateral Held for Securities Loaned
30,577
29,826 0.5
Total Value
$3,508,060
$3,135,812
*   Non-income producing security.
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(1,052) – $1,823
Core Emerging Markets Equity* – (49) – –
Core International Equity – (29,855) – –
Core Low Volatility Equity – (20,759) – –
Global Stock – (73,707) 40,143 6,778
High Yield – (5,712) – 1,639
Income – 6,557 900 2,766
International Allocation (28,233) (77,860) 8,054 15,555
International Index* – 3,290 – –
Large Cap Value – (93,033) 9,566 8,478
Limited Maturity Bond – 794 – 1,171
Mid Cap Stock – (64,109) 16,147 2,303
Small Cap Stock – (28,592) 11,319 711
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% (147) 469 – 3,266
Total Income/Non Income Cash from Affiliated
Investments $44,490
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 196
Total Affiliated Income from Securities Loaned, Net $196
Total Value $(28,380) $(383,618) $86,129
*   Non-income producing security.

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
162
Principal
Amount Bank Loans ( 2.0% ) Value
% of
Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 5,429,575 0.1%
Total 5,429,575
Capital Goods (0.2%)
Other Securities
^
9,867,776 0.2%
Total 9,867,776
Communications Services (0.4%)
Other Securities
^
22,746,845 0.4%
Total 22,746,845
Consumer Cyclical (0.3%)
Other Securities
^
15,563,940 0.3%
Total 15,563,940
Consumer Non-Cyclical (0.3%)
Other Securities
^
16,551,597 0.3%
Total 16,551,597
Energy (0.1%)
Other Securities
^
5,952,900 0.1%
Total 5,952,900
Financials (0.2%)
Other Securities
^
8,386,342 0.2%
Total 8,386,342
Technology (0.2%)
Other Securities
^
12,257,331 0.2%
Total 12,257,331
Transportation (0.1%)
Other Securities
^
2,612,694 0.1%
Total 2,612,694
Utilities (0.1%)
Other Securities
^
3,794,853 0.1%
Total 3,794,853
Total Bank Loans
(cost $111,430,203) 103,163,853
Principal
Amount
Long-Term Fixed Income
( 41.8% ) Value
% of
Net
Assets
Asset-Backed Securities (1.7%)
Other Securities
^
87,535,364 1.7%
Total 87,535,364
Principal
Amount
Long-Term Fixed Income
(41.8%) Value
% of
Net
Assets
Basic Materials (0.4%)
Other Securities
^
$ 21,735,241 0.4%
Total 21,735,241
Capital Goods (0.6%)
Other Securities
^
30,850,181 0.6%
Total 30,850,181
Collateralized Mortgage Obligations
(1.5%)
Federal Home Loan Mortgage
Corporation - REMIC
$ 7,576,210 3.000% - 4.000%,
7/15/2031 - 3/15/2033,
Ser. 4104, Class KI
a
681,633 <0.1%
Federal National Mortgage
Association - REMIC
5,559,794 3.000%, 12/25/2027, Ser.
2012-137, Class AI
a
347,496 <0.1%
Other Securities
^
78,692,309 1.5%
Total 79,721,438
Commercial Mortgage-Backed Securities
(0.3%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,332,709 3.000%, 3/15/2045, Ser.
4741, Class GA 1,385,524 <0.1%
Federal National Mortgage
Association - ACES
23,998,827 1.770%, 12/25/2028,
Ser. 2020-M11, Class
IO
a,b
2,911,893 0.1%
4,500,000 3.555%, 9/25/2028, Ser.
2019-M1, Class A2
b
5,270,389 0.1%
Other Securities
^
7,127,003 0.1%
Total 16,694,809
Communications Services (1.5%)
Other Securities
^
78,683,873 1.5%
Total 78,683,873
Consumer Cyclical (1.1%)
Other Securities
^
58,315,283 1.1%
Total 58,315,283
Consumer Non-Cyclical (1.8%)
Other Securities
^
96,206,873 1.8%
Total 96,206,873

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
163
Principal
Amount
Long-Term Fixed Income
(41.8%) Value
% of
Net
Assets
Energy (1.2%)
Other Securities
^
$ 63,875,952 1.2%
Total 63,875,952
Financials (3.1%)
Other Securities
^
160,753,731 3.1%
Total 160,753,731
Mortgage-Backed Securities (12.0%)
Federal Home Loan Mortgage
Corporation Conventional
15-Yr. Pass Through
1,249,009 3.500%, 5/1/2034 1,315,997 <0.1%
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
39,751,115 3.000%, 3/25/2050 41,896,107 0.8%
22,671,703 3.000%, 4/1/2050 23,895,097 0.5%
25,226,130 3.500%, 7/1/2047 26,636,646 0.5%
Federal National Mortgage
Association
10,087,844 4.500%, 5/1/2048 10,850,333 0.2%
18,871,151 3.500%, 10/1/2048 19,886,238 0.4%
16,553,997 3.500%, 6/1/2049 17,522,330 0.3%
22,262,020 3.500%, 8/1/2049 23,543,624 0.4%
2,849,780 3.230%, 11/1/2020 2,847,837 0.1%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
69,600,000 2.000%, 7/1/2035
c
71,984,344 1.4%
69,150,000 2.500%, 7/1/2035
c
72,377,901 1.4%
27,250,000 2.000%, 8/1/2035
c
28,139,883 0.5%
67,975,000 3.000%, 8/1/2049
c
71,469,642 1.4%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
37,130,000 2.000%, 7/1/2050
c
37,978,478 0.7%
123,375,000 2.500%, 7/1/2050
c
128,565,425 2.5%
36,844,998 4.000%, 7/1/2048 39,014,951 0.7%
8,375,000 3.500%, 7/1/2049
c
8,807,490 0.2%
Total 626,732,323
Technology (1.1%)
Microsoft Corporation
6,718,000 2.675% - 4.200%,
11/3/2035 - 6/1/2060 8,122,002 0.3%
Other Securities
^
51,516,206 0.8%
Total 59,638,208
Transportation (0.2%)
Other Securities
^
13,249,437 0.2%
Total 13,249,437
U.S. Government & Agencies (14.1%)
U.S. Treasury Bonds
16,625,000 2.250%, 11/15/2027 18,723,257 0.4%
31,750,000 2.875%, 5/15/2028 37,467,480 0.7%
Principal
Amount
Long-Term Fixed Income
(41.8%) Value
% of
Net
Assets
U.S. Government & Agencies (14.1%) -
continued
$ 14,120,000 5.250%, 11/15/2028 $ 19,544,617 0.4%
38,250,000 1.625%, 8/15/2029 41,728,359 0.8%
8,540,000 1.500%, 2/15/2030 9,230,873 0.2%
27,658,000 2.500%, 5/15/2046 34,287,277 0.7%
35,100,000 2.875%, 5/15/2049 47,459,039 0.9%
3,875,000 2.000% - 4.375%,
5/15/2040 - 2/15/2050 5,105,035 <0.1%
U.S. Treasury Notes
72,000,000 1.375%, 9/30/2020
d
72,213,718 1.4%
21,800,000 2.750%, 11/30/2020 22,035,031 0.4%
28,600,000 2.500%, 2/28/2021 29,042,406 0.6%
10,250,000 1.375%, 5/31/2021 10,361,309 0.2%
58,454,000 1.125%, 8/31/2021 59,095,624 1.1%
57,800,000 1.500%, 9/30/2021 58,755,055 1.1%
22,230,000 1.875%, 7/31/2022 23,019,339 0.4%
53,005,000 2.000%, 11/30/2022 55,336,392 1.1%
65,780,000 2.500%, 1/31/2024 71,163,168 1.4%
12,780,000 2.125%, 7/31/2024 13,762,962 0.3%
15,100,000 2.250%, 11/15/2024 16,415,941 0.3%
32,800,000 2.625%, 1/31/2026 36,906,406 0.7%
22,580,000 2.500%, 2/28/2026 25,281,662 0.5%
27,995,000 0.500% - 2.500%,
8/31/2020 - 4/30/2027 29,406,350 0.5%
Total 736,341,300
Utilities (1.2%)
Other Securities
^
60,379,317 1.2%
Total 60,379,317
Total Long-Term Fixed
Income
(cost $2,085,457,660) 2,190,713,330
Shares
Registered Investment
Companies ( 33.6% ) Value
% of
Net
Assets
Unaffiliated  (0.8%)
437,650 Invesco Senior Loan ETF 9,343,827 0.2%
95,000 iShares iBoxx $ Investment
Grade Corporate Bond ETF 12,777,500 0.2%
40,569 SPDR S&P 500 ETF Trust
d
12,509,857 0.3%
Other Securities
^
4,616,014 0.1%
Total 39,247,198
Affiliated  (32.8%)
18,350,959 Thrivent Core Emerging
Markets Debt Fund 177,820,797 3.4%
1,499,242 Thrivent Core Emerging
Markets Equity Fund
e
13,927,961 0.3%
5,492,730 Thrivent Core International
Equity Fund 46,303,718 0.9%
13,346,682 Thrivent Core Low Volatility
Equity Fund 149,883,243 2.8%
3,478,328 Thrivent Global Stock Portfolio 39,924,602 0.8%
29,933,077 Thrivent High Yield Portfolio 130,098,134 2.5%
40,448,508 Thrivent Income Portfolio 444,120,570 8.4%
17,978,733 Thrivent International
Allocation Portfolio 151,177,775 2.9%

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
164
Shares
Registered Investment
Companies (33.6%) Value
% of
Net
Assets
Affiliated  (32.8%) - continued
1,549,171 Thrivent International Index
Portfolio
e
$ 16,542,199 0.3%
10,802,677 Thrivent Large Cap Value
Portfolio 168,036,720 3.2%
25,135,758 Thrivent Limited Maturity Bond
Portfolio 251,312,338 4.8%
5,379,170 Thrivent Mid Cap Stock
Portfolio 90,787,482 1.7%
3,003,419 Thrivent Small Cap Stock
Portfolio 43,690,443 0.8%
Total 1,723,625,982
Total Registered Investment
Companies (cost
$1,687,213,120) 1,762,873,180
Shares Common Stock ( 18.7% ) Value
% of
Net
Assets
Communications Services (1.3%)
14,637 Alphabet, Inc., Class A
e
20,755,998 0.4%
38,871 Facebook, Inc.
e
8,826,438 0.2%
Other Securities
^
39,712,624 0.7%
Total 69,295,060
Consumer Discretionary (2.5%)
15,558 Amazon.com, Inc.
e
42,921,722 0.8%
41,376 Home Depot, Inc. 10,365,102 0.2%
Other Securities
^
78,689,947 1.5%
Total 131,976,771
Consumer Staples (0.6%)
Other Securities
^
29,071,855 0.6%
Total 29,071,855
Energy (0.5%)
Other Securities
^
24,272,948 0.5%
Total 24,272,948
Financials (2.3%)
Other Securities
^
120,080,544 2.3%
Total 120,080,544
Health Care (2.8%)
62,212 Johnson & Johnson 8,748,874 0.2%
Other Securities
^
137,964,794 2.6%
Total 146,713,668
Industrials (2.1%)
Other Securities
^
109,581,464 2.1%
Total 109,581,464
Shares Common Stock (18.7%) Value
% of
Net
Assets
Information Technology (5.0%)
96,493 Apple, Inc. $ 35,200,646 0.7%
195,023 Cisco Systems, Inc. 9,095,873 0.2%
45,329 MasterCard, Inc. 13,403,785 0.3%
207,369 Microsoft Corporation 42,201,665 0.8%
24,363 ServiceNow , Inc.
e
9,868,477 0.2%
74,427 Visa, Inc. 14,377,064 0.3%
Other Securities
^
138,039,628 2.5%
Total 262,187,138
Materials (0.6%)
Other Securities
^
32,229,869 0.6%
Total 32,229,869
Real Estate (0.8%)
Other Securities
^
43,099,195 0.8%
Total 43,099,195
Utilities (0.2%)
Other Securities
^
12,676,978 0.2%
Total 12,676,978
Total Common Stock
(cost $758,833,339) 981,185,490
Shares
Collateral Held for Securities
Loaned ( 1.7% ) Value
% of
Net
Assets
88,869,728 Thrivent Cash Management
Trust 88,869,728 1.7%
Total Collateral Held for
Securities Loaned
(cost $88,869,728) 88,869,728
Shares or
Principal
Amount
Short-Term Investments
( 11.2% ) Value
% of
Net
Assets
Federal Home Loan Bank
Discount Notes
9,100,000 0.105%, 7/29/2020
f,g
9,099,151 0.2%
Thrivent Core Short-Term
Reserve Fund
53,875,925 0.750% 539,298,010 10.3%
U.S. Treasury Bills
3,900,000 0.023% - 0.133%,
7/16/2020 - 9/24/2020
f,h
3,898,984 0.1%
Other Securities
^
31,295,377 0.6%
Total Short-Term
Investments (cost
$582,944,070) 583,591,522
Total Investments (cost
$5,314,748,120) 109.0% $5,710,397,103
Other Assets and Liabilities,
Net (9.0%) (473,795,528)
Total Net Assets 100.0% $5,236,601,575

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
165
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d All or a portion of the security is on loan.
e Non-income producing security.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 77,513,491
Common Stock 8,842,492
Total lending $86,355,983
Gross amount payable upon return of
collateral for securities loaned $88,869,728
Net amounts due to counterparty
$2,513,745
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 507,743,772
Gross unrealized depreciation (121,837,947)
Net unrealized appreciation (depreciation) $ 385,905,825
Cost for federal income tax purposes $ 5,317,882,042

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
166
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,429,575 – 4,517,926 911,649
Capital Goods 9,867,776 – 9,867,776 –
Communications Services 22,746,845 – 22,746,845 –
Consumer Cyclical 15,563,940 – 15,563,940 –
Consumer Non-Cyclical 16,551,597 – 16,088,479 463,118
Energy 5,952,900 – 5,952,900 –
Financials 8,386,342 – 8,174,536 211,806
Technology 12,257,331 – 12,257,331 –
Transportation 2,612,694 – 2,612,694 –
Utilities 3,794,853 – 3,794,853 –
Long-Term Fixed Income
Asset-Backed Securities 87,535,364 – 87,535,364 –
Basic Materials 21,735,241 – 21,735,241 –
Capital Goods 30,850,181 – 30,850,181 –
Collateralized Mortgage Obligations 79,721,438 – 71,451,063 8,270,375
Commercial Mortgage-Backed Securities 16,694,809 – 16,694,809 –
Communications Services 78,683,873 – 78,683,873 –
Consumer Cyclical 58,315,283 – 58,315,283 –
Consumer Non-Cyclical 96,206,873 – 96,206,873 –
Energy 63,875,952 – 63,875,952 –
Financials 160,753,731 – 160,753,731 –
Mortgage-Backed Securities 626,732,323 – 626,732,323 –
Technology 59,638,208 – 59,638,208 –
Transportation 13,249,437 – 13,249,437 –
U.S. Government & Agencies 736,341,300 – 736,341,300 –
Utilities 60,379,317 – 60,379,317 –
Registered Investment Companies
Unaffiliated 39,247,198 39,247,198 – –
Affiliated 1,335,690,263 1,335,690,263 – –
Common Stock
Communications Services 69,295,060 69,295,060 – –
Consumer Discretionary 131,976,771 131,976,771 – –
Consumer Staples 29,071,855 29,071,855 – –
Energy 24,272,948 24,272,948 – –
Financials 120,080,544 119,650,150 430,394 –
Health Care 146,713,668 146,713,668 – –
Industrials 109,581,464 109,252,850 – 328,614
Information Technology 262,187,138 259,708,820 2,478,318 –
Materials 32,229,869 31,817,038 412,829 2
Real Estate 43,099,195 43,099,195 – –
Utilities 12,676,978 12,676,978 – –
Short-Term Investments 44,293,512 – 44,293,512 –
Subtotal Investments in Securities $4,694,293,646 $2,352,472,794 $2,331,635,288 $10,185,564
Other Investments  * Total
Affiliated Short-Term Investments 539,298,010
Affiliated Registered Investment Companies 387,935,719
Collateral Held for Securities Loaned 88,869,728
Subtotal Other Investments $1,016,103,457
Total Investments at Value $5,710,397,103
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
167
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
GS
-
Goldman Sachs
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,545,500 6,545,500 – –
Call Options Written 78,672 – – 78,672
Credit Default Swaps 28,094 – 28,094 –
Total Asset Derivatives $6,652,266 $6,545,500 $28,094 $78,672
Liability Derivatives
Futures Contracts 13,208,839 13,208,839 – –
Credit Default Swaps 52,663 – 52,663 –
Total Liability Derivatives $13,261,502 $13,208,839 $52,663 $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling $38,894,559 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 208 September 2020 $ 45,928,014 $ 4,237
CBOT 5-Yr. U.S. Treasury Note 971 September 2020 121,582,852 512,814
CBOT U.S. Long Bond 740 September 2020 130,231,369 1,904,881
CME E-mini S&P 500 Index 1,006 September 2020 153,627,961 1,809,099
ICE mini MSCI EAFE Index 333 September 2020 29,394,328 216,032
ICE US mini MSCI Emerging Markets Index 2,491 September 2020 120,767,600 2,001,335
Ultra 10-Yr. U.S. Treasury Note 89 September 2020 13,919,008 97,102
Total Futures Long Contracts $ 615,451,132 $ 6,545,500
CBOT 10-Yr. U.S. Treasury Note (648) September 2020 ( $ 89,766,163) ( $ 417,215)
CME E-mini Russell 2000 Index (3,337) September 2020 (228,001,963) (11,861,597)
CME E-mini S&P Mid-Cap 400 Index (206) September 2020 (35,719,433) (930,027)
Total Futures Short Contracts ( $ 353,487,559) ($13,208,839)
Total Futures Contracts $ 261,963,573 ($6,663,339)
The following table presents Moderately Conservative Allocation Portfolio's options contracts held as of June 30, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNCL Conventional 30-Yr. Pass
Through Call Option
(*)
GS (53) $ 103.67 July 2020 (55,229,726) ( $ 91,094) $ 78,672
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($91,094) $78,672
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
168
The following table presents Moderately Conservative Allocation Portfolio's swaps contracts held as of June 30, 2020. Investments totaling
$2,599,235 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 7,980,000) $ – ( $ 52,663) ( $ 52,663)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 (8,075,000) – 28,094 28,094
Total Credit Default Swaps $– ($24,569) ($24,569)
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Moderately Conservative
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,026,466
Total Equity Contracts 4,026,466
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,519,034
Options Written Net Assets - Distributable earnings/(accumulated loss) 78,672
Total Interest Rate Contracts 2,597,706
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 28,094
Total Credit Contracts 28,094
Total Asset Derivatives $6,652,266
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 12,791,624
Total Equity Contracts 12,791,624
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 417,215
Total Interest Rate Contracts 417,215
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 52,663
Total Credit Contracts 52,663
Total Liability Derivatives $13,261,502
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
169
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 27,297,098
Total Equity Contracts
27,297,098
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (1,505,460)
Total Foreign Exchange Contracts (1,505,460)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 19,867,352
Total Interest Rate Contracts
19,867,352
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 2,254,905
Total Credit Contracts
2,254,905
Total $47,913,895
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (7,268,075)
Total Equity Contracts (7,268,075)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 78,672
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,802,321
Total Interest Rate Contracts 4,880,993
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (24,569)
Total Credit Contracts (24,569)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (579,063)
Total Foreign Exchange Contracts (579,063)
Total ($2,990,714)
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended June
30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $272,276,652
Futures - Short (273,156,198)
Interest Rate Contracts
Futures - Long 284,211,268
Futures - Short (63,381,016)
Written Options (6,051,282)
Foreign Exchange Contracts
Futures - Long 34,288,053
Credit Contracts
Credit Default Swaps - Sell
Protection (576,392)

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
170
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $154,966 $25,036 $– $177,821 18,351 3.4%
Core Emerging Markets Equity* – 14,000 – 13,928 1,499 0.3
Core International Equity 53,554 – – 46,304 5,493 0.9
Core Low Volatility Equity 116,663 43,000 – 149,883 13,347 2.8
Global Stock 42,724 4,903 – 39,925 3,478 0.8
High Yield 139,303 3,706 – 130,098 29,933 2.5
Income 420,340 8,531 – 444,121 40,449 8.4
International Allocation 194,588 7,757 15,000 151,178 17,979 2.9
International Index Portfolio* – 15,000 – 16,542 1,549 0.3
Large Cap Value 198,399 7,306 – 168,037 10,803 3.2
Limited Maturity Bond 246,521 2,856 – 251,312 25,136 4.8
Mid Cap Stock 100,286 3,838 – 90,787 5,379 1.7
Small Cap Stock 51,227 5,474 – 43,690 3,003 0.8
Total Affiliated Registered Investment
Companies
1,718,571
1,723,626 32.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 614,264 489,699 565,077 539,298 53,876 10.3
Total Affiliated Short-Term Investments
614,264
539,298 10.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 11,361 340,469 262,960 88,870 88,870 1.7
Total Collateral Held for Securities Loaned
11,361
88,870 1.7
Total Value
$2,344,196
$2,351,794
*   Non-income producing security.
Portfolio
Net Realized
Gain/(Loss)
Change in
Unreali zed
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(2,181) – $3,756
Core Emerging Markets Equity* – (72) – –
Core International Equity – (7,250) – –
Core Low Volatility Equity – (9,780) – –
Global Stock – (7,702) 4,195 708
High Yield – (12,911) – 3,704
Income – 15,250 2,093 6,435
International Allocation (11,322) (24,845) 2,646 5,110
International Index* – 1,542 – –
Large Cap Value – (37,668) 3,873 3,433
Limited Maturity Bond – 1,935 – 2,856
Mid Cap Stock – (13,337) 3,359 479
Small Cap Stock – (13,011) 5,151 323
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% (236) 648 – 4,395
Total Income/Non Income Cash from Affiliated
Investments $31,199
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 122
Total Affiliated Income from Securities Loaned, Net $122
Total Value $(11,558) $(109,382) $21,317
*   Non-income producing security.

Money Market Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
171
Principal
Amount
U.S. Government Agency Debt
( 84.9% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 1,890,000
0.225% (LIBOR 1M +
0.040%), 7/24/2020
b
$ 1,890,000
2,010,000 0.218% , 7/29/2020 2,009,659
1,920,000
0.270% (LIBOR 1M +
0.080%), 10/23/2020
b
1,920,000
1,700,000
0.150% (SOFRRATE +
0.070%), 11/10/2020
b
1,700,000
1,160,000
0.243% (LIBOR 1M +
0.060%), 2/2/2021
b
1,160,000
3,030,000
0.200% (LIBOR 1M +
0.010%), 5/20/2021
b
3,030,000
2,800,000
0.254% (LIBOR 1M +
0.060%), 10/18/2021
b
2,800,000
1,000,000
0.334% (LIBOR 3M +
-0.010%), 12/2/2021
b
1,000,000
Federal Farm Credit Bank
950,000
0.130% (LIBOR 1M +
-0.060%), 7/20/2020
b
949,182
1,300,000
0.180% (LIBOR 1M +
-0.010%), 7/20/2020
b
1,300,212
2,300,000
0.188% (LIBOR 1M +
0.010%), 7/30/2020
b
2,299,888
1,830,000
0.204% (LIBOR 1M +
0.010%), 8/19/2020
b
1,829,140
1,300,000
0.195% (LIBOR 1M +
0.010%), 8/24/2020
b
1,300,029
1,400,000
0.158% (LIBOR 1M +
-0.015%), 9/1/2020
b
1,400,340
275,000
0.185% (LIBOR 1M FLAT),
9/25/2020
b
275,051
3,355,000
0.180% (FEDL 1M + 0.100%),
12/16/2020
b
3,354,918
2,560,000
0.260% (USBMMY 3M +
0.110%), 12/28/2020
b
2,558,999
1,400,000
0.224% (LIBOR 1M +
0.040%), 1/28/2021
b
1,401,252
950,000
0.200% (FEDL 1M + 0.120%),
2/9/2021
b
949,914
2,265,000
0.194% (LIBOR 1M FLAT),
3/17/2021
b
2,265,000
705,000
0.209% (LIBOR 1M +
0.015%), 3/17/2021
b
705,036
1,140,000
0.725% (LIBOR 3M +
-0.035%), 4/30/2021
b
1,140,000
3,400,000
0.159% (LIBOR 1M +
-0.025%), 5/28/2021
b
3,398,752
900,000
0.180% (LIBOR 1M FLAT),
8/9/2021
b
898,401
900,000
0.280% (LIBOR 1M +
0.100%), 9/9/2021
b
900,000
750,000
0.213% (LIBOR 1M +
0.030%), 11/2/2021
b
749,843
1,000,000
0.304% (LIBOR 1M +
0.130%), 11/5/2021
b
1,001,852
1,000,000
0.284% (LIBOR 1M +
0.090%), 11/18/2021
b
1,001,883
800,000
0.275% (LIBOR 1M +
0.090%), 12/13/2021
b
800,475
2,225,000
0.190% (LIBOR 1M FLAT),
12/22/2021
b
2,224,565
2,500,000
0.434% (LIBOR 1M +
0.240%), 1/18/2022
b
2,501,143
Principal
Amount
U.S. Government Agency Debt
(84.9%)
a
Value
Federal Home Loan Bank
$ 3,500,000
0.120% (SOFRRATE +
0.040%), 7/2/2020
b
$ 3,500,000
2,914,000 0.169% , 7/8/2020 2,913,904
6,605,000 0.165% , 7/10/2020 6,604,727
2,800,000 0.130% , 7/14/2020 2,799,869
900,000 0.130% , 7/16/2020 899,951
5,000,000 0.096% , 7/17/2020 4,999,787
2,040,000 0.200% , 7/20/2020 2,039,785
2,100,000 0.128% , 7/22/2020 2,099,844
500,000 0.110% , 7/23/2020 499,966
7,500,000 0.100% , 7/24/2020 7,499,521
2,000,000 0.190% , 7/28/2020 1,999,715
2,100,000
0.180% (SOFRRATE +
0.100%), 7/29/2020
b
2,100,000
500,000 0.130% , 8/4/2020 499,939
1,250,000
0.110% (SOFRRATE +
0.030%), 8/5/2020
b
1,250,000
2,800,000 0.118% , 8/7/2020 2,799,661
5,000,000 0.520% , 8/17/2020 4,996,606
3,300,000 0.146% , 8/26/2020 3,299,252
770,000 0.150% , 8/28/2020 769,814
3,000,000 0.240% , 8/31/2020 2,998,780
4,680,000 0.232% , 9/2/2020 4,678,097
300,000 0.150% , 9/11/2020 299,910
600,000 0.165% , 9/17/2020 599,785
2,000,000
0.290% (SOFRRATE +
0.210%), 9/25/2020
b
2,000,618
2,385,000
0.334% (LIBOR 1M +
0.150%), 9/28/2020
b
2,385,871
2,880,000 0.290% , 9/30/2020 2,877,889
1,420,000
0.185% (SOFRRATE +
0.105%), 10/1/2020
b
1,420,000
2,840,000
0.160% (SOFRRATE +
0.080%), 10/23/2020
b
2,840,000
1,560,000
0.180% (LIBOR 1M FLAT),
10/26/2020
b
1,560,000
1,500,000 0.300% , 10/26/2020 1,498,537
2,590,000
0.173% (LIBOR 3M +
-0.135%), 12/18/2020
b
2,588,868
3,370,000
0.180% (SOFRRATE +
0.100%), 12/23/2020
b
3,369,436
2,650,000
0.180% (SOFRRATE +
0.100%), 1/25/2021
b
2,650,000
485,000
0.130% (SOFRRATE +
0.050%), 1/28/2021
b
484,793
2,000,000
0.115% (SOFRRATE +
0.035%), 2/25/2021
b
1,998,746
1,100,000
0.164% (LIBOR 1M +
-0.020%), 4/27/2021
b
1,100,013
1,000,000
0.168% (LIBOR 1M +
-0.010%), 5/3/2021
b
999,951
1,135,000
0.215% (SOFRRATE +
0.135%), 6/4/2021
b
1,134,999
725,000
0.155% (SOFRRATE +
0.075%), 7/23/2021
b
724,485
2,500,000
0.230% (SOFRRATE +
0.150%), 9/3/2021
b
2,500,000
1,000,000
0.390% (SOFRRATE +
0.310%), 9/24/2021
b
1,000,000
1,320,000
0.220% (SOFRRATE +
0.140%), 9/29/2021
b
1,320,000
Federal Home Loan Mortgage
Corporation
2,900,000 0.318% , 8/12/2020 2,898,924

Money Market Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
172
Principal
Amount
U.S. Government Agency Debt
(84.9%)
a
Value
$ 1,400,000
0.090% (SOFRRATE +
0.010%), 8/25/2020
b
$ 1,399,894
1,470,000
0.480% (SOFRRATE +
0.400%), 10/21/2021
b
1,471,412
500,000
0.225% (SOFRRATE +
0.145%), 12/9/2021
b
500,000
Federal National Mortgage
Association
2,800,000
0.210% (SOFRRATE +
0.130%), 6/11/2021
b
2,800,268
2,000,000
0.230% (SOFRRATE +
0.150%), 12/9/2021
b
2,000,000
900,000
0.310% (SOFRRATE +
0.230%), 5/6/2022
b
900,505
Resolution Funding Corporation
Principal Strip
5,830,000 0.489% , 7/15/2020 5,828,889
2,050,000 1.622% , 10/15/2020 2,040,148
U.S. International Development
Finance Corporation
2,850,000
0.270% (T-BILL 3M FLAT),
7/7/2020
b
2,850,000
1,360,233
0.320% (T-BILL 3M FLAT),
7/7/2020
b
1,360,233
1,398,113
0.320% (T-BILL 3M FLAT),
7/7/2020
b
1,398,113
2,097,170
0.320% (T-BILL 3M FLAT),
7/7/2020
b
2,097,170
675,000
0.320% (T-BILL 3M FLAT),
7/7/2020
b
675,000
1,234,177
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,234,177
554,714
0.340% (T-BILL 3M FLAT),
7/7/2020
b
554,715
3,700,000
0.340% (T-BILL 3M FLAT),
7/7/2020
b
3,700,000
1,627,500
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,627,500
1,184,211
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,184,211
1,026,316
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,026,316
3,590,000
0.340% (T-BILL 3M FLAT),
7/7/2020
b
3,590,000
835,000
0.340% (T-BILL 3M FLAT),
7/7/2020
b
835,000
1,410,000
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,410,000
1,226,211
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,226,211
1,362,666
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,362,666
1,145,000
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,145,000
2,541,239
0.340% (T-BILL 3M FLAT),
7/7/2020
b
2,541,239
1,300,000
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,300,000
1,580,000
0.340% (T-BILL 3M FLAT),
7/7/2020
b
1,580,000
1,794,900
0.380% (T-BILL 3M FLAT),
7/7/2020
b
1,794,900
1,211,031
0.380% (T-BILL 3M FLAT),
7/7/2020
b
1,211,031
1,760,000
0.380% (T-BILL 3M + 0.070%),
7/7/2020
b
1,760,000
Principal
Amount
U.S. Government Agency Debt
(84.9%)
a
Value
$ 1,860,000
0.380% (T-BILL 3M FLAT),
7/7/2020
b
$ 1,860,000
1,630,000
0.380% (T-BILL 3M FLAT),
7/7/2020
b
1,630,000
2,511,000
0.380% (T-BILL 3M FLAT),
7/7/2020
b
2,511,000
427,620
0.380% (T-BILL 3M FLAT),
7/7/2020
b
427,620
2,000,000
0.380% (T-BILL 3M FLAT),
7/7/2020
b
2,000,000
2,535,000
0.380% (T-BILL 3M FLAT),
7/7/2020
b
2,535,000
966,037
0.380% (T-BILL 3M FLAT),
7/7/2020
b
966,037
2,500,000
0.380% (T-BILL 3M FLAT),
7/7/2020
b
2,500,000
1,380,000
0.380% (T-BILL 3M FLAT),
7/7/2020
b
1,380,000
2,250,000
0.380% (T-BILL 3M FLAT),
7/7/2020
b
2,250,000
2,673,000
0.380% (T-BILL 3M FLAT),
7/7/2020
b
2,673,000
6,000,000 1.017% , 9/30/2020 6,151,915
550,000 2.200% , 9/30/2020 559,092
1,420,000 1.900% , 11/11/2020 1,439,587
552,000 1.940% , 11/15/2020 561,544
1,130,000 1.900% , 11/17/2020 1,149,123
1,000,000 1.016% , 1/26/2021 1,069,840
750,000 1.016% , 1/26/2021 802,380
3,565,000 1.016% , 1/26/2021 3,825,493
775,000 1.680% , 2/11/2021 785,419
1,235,000 1.000% , 4/9/2021 1,237,794
Total 240,937,019
Principal
Amount U.S. Treasury Debt ( 15.0% )
a
Value
U.S. Treasury Bills
6,310,000 0.091% , 7/2/2020 6,309,984
1,500,000 0.106% , 7/7/2020 1,499,973
3,800,000 0.131% , 7/14/2020 3,799,820
1,350,000 0.101% , 8/6/2020 1,349,864
6,806,000 0.128% , 8/13/2020 6,804,959
5,600,000 0.128% , 8/27/2020 5,598,870
2,800,000 0.155% , 9/10/2020 2,799,144
U.S. Treasury Notes
8,170,000
0.193% (USBMMY 3M +
0.043%), 7/31/2020
b
8,167,982
2,550,000
0.195% (USBMMY 3M +
0.045%), 10/31/2020
b
2,547,561
1,790,000
0.265% (USBMMY 3M +
0.115%), 1/31/2021
b
1,789,267
890,000
0.289% (USBMMY 3M +
0.139%), 4/30/2021
b
889,975
1,100,000
0.370% (USBMMY 3M +
0.220%), 7/31/2021
b
1,100,832
Total 42,658,231

Money Market Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
173
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 1.8% )
a
Value
RBC Dominion Securities, Inc.
$ 5,000,000 0.060% , 7/1/2020
c
$ 5,000,000
Total 5,000,000
Total Investments
(cost $288,576,072) 101.7% $288,595,250
Other Assets and Liabilities,
Net (1.7)% (4,754,985)
Total Net Assets 100.0% $283,840,265
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Repurchase agreement dated June 30, 2020, $5,000,008
maturing July 1, 2020, collateralized by $5,100,052 United
States Department of The Treasury, 0.06% due July 1, 2020.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 288,576,072
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 240,937,019 – 240,937,019 –
U.S. Treasury Debt 42,658,231 – 42,658,231 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 5,000,000 – 5,000,000 –
Total Investments at Amortized Cost $288,595,250 $– $288,595,250 $–

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
174
Principal
Amount Long-Term Fixed Income ( 52.8% ) Value
Basic Materials (2.2%)
BHP Billiton Finance USA, Ltd.
$ 100,000 6.750%,  10/19/2075
a,b
$ 115,250
Cleveland-Cliffs, Inc.
15,000 5.750%,  3/1/2025 12,770
20,000 9.875%,  10/17/2025
a
20,979
First Quantum Minerals, Ltd.
65,000 7.250%,  4/1/2023
a
62,386
Freeport-McMoRan, Inc.
30,000 4.125%,  3/1/2028 29,100
30,000 4.250%,  3/1/2030 29,100
Krayton Polymers, LLC
40,000 7.000%,  4/15/2025
a
40,200
Methanex Corporation
40,000 5.250%,  12/15/2029 35,199
Novelis Corporation
20,000 4.750%,  1/30/2030
a
19,100
Olin Corporation
75,000 5.125%,  9/15/2027 70,125
Peabody Securities Finance
Corporation
35,000 6.375%,  3/31/2025
a
18,550
Tronox Finance plc
65,000 5.750%,  10/1/2025
a
60,125
Total 512,884
Capital Goods (3.4%)
AECOM
55,000 5.125%,  3/15/2027 59,125
Aerojet Rocketdyne Holdings, Inc.,
Convertible
6,000 2.250%,  12/15/2023 9,602
Amsted Industries, Inc.
50,000 5.625%,  7/1/2027
a
51,562
Ardagh Packaging Finance plc
35,000 6.000%,  2/15/2025
a,c
35,831
Building Materials Corporation of
America
50,000 6.000%,  10/15/2025
a
51,464
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
8,414
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 50,630
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 58,500
Fortive Corporation, Convertible
10,000 0.875%,  2/15/2022 9,822
General Electric Company
100,000 5.000%,  1/21/2021
b,d
78,510
H&E Equipment Services, Inc.
85,000 5.625%,  9/1/2025 85,832
KBR, Inc., Convertible
20,000 2.500%,  11/1/2023 22,465
Patrick Industries, Inc., Convertible
4,000 1.000%,  2/1/2023 3,998
Textron Financial Corporation
150,000
2.127%,  (LIBOR 3M +
1.735%), 2/15/2042
a,b
93,750
TransDigm, Inc.
20,000 6.250%,  3/15/2026
a
19,988
55,000 5.500%,  11/15/2027 48,012
Principal
Amount Long-Term Fixed Income (52.8%) Value
Capital Goods (3.4%) - continued
TTM Technologies, Inc.,
Convertible
$ 7,000 1.750%,  12/15/2020 $ 8,785
Tutor Perini Corporation,
Convertible
2,000 2.875%,  6/15/2021 1,884
United Rentals North America, Inc.
15,000 5.500%,  5/15/2027 15,450
80,000 4.000%,  7/15/2030 77,378
WESCO Distribution, Inc.
10,000 7.250%,  6/15/2028
a
10,546
Total 801,548
Collateralized Mortgage Obligations (0.4%)
GMACM Mortgage Loan Trust
43,426
3.985%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
40,032
Residential Accredit Loans, Inc.
Trust
71,611
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 63,952
Total 103,984
Communications Services (7.1%)
AMC Networks, Inc.
75,000 5.000%,  4/1/2024 74,250
CCO Holdings, LLC
55,000 5.500%,  5/1/2026
a
56,994
120,000 4.500%,  8/15/2030
a
122,460
Clear Channel Worldwide
Holdings, Inc.
35,000 5.125%,  8/15/2027
a
33,600
CSC Holdings, LLC
50,000 4.125%,  12/1/2030
a
49,565
DISH Network Corporation,
Convertible
32,000 3.375%,  8/15/2026 29,396
Embarq Corporation
30,000 7.995%,  6/1/2036 33,690
Front Range BidCo, Inc.
50,000 4.000%,  3/1/2027
a
47,453
GCI Liberty, Inc., Convertible
50,000 1.750%,  9/30/2046
a
69,899
Gray Television, Inc.
45,000 5.875%,  7/15/2026
a
44,831
iHeartCommunications, Inc.
35,000 4.750%,  1/15/2028
a
32,287
Level 3 Financing, Inc.
85,000 4.625%,  9/15/2027
a
85,638
40,000 4.250%,  7/1/2028
a
39,947
Liberty Media Corporation,
Convertible
7,000 1.000%,  1/30/2023 7,590
Neptune Finco Corporation
55,000 10.875%,  10/15/2025
a
59,125
Netflix, Inc.
65,000 4.875%,  4/15/2028 69,503
Nexstar Escrow Corporation
115,000 5.625%,  7/15/2027
a
115,007

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
175
Principal
Amount Long-Term Fixed Income (52.8%) Value
Communications Services (7.1%) - continued
SFR Group SA
$ 50,000 7.375%,  5/1/2026
a
$ 52,197
Sirius XM Radio, Inc.
50,000 5.000%,  8/1/2027
a
51,291
Sprint Corporation
70,000 7.250%,  9/15/2021 73,385
75,000 7.625%,  2/15/2025 86,531
Telesat Canada / Telesat, LLC
45,000 4.875%,  6/1/2027
a
44,100
T-Mobile USA, Inc.
65,000 4.500%,  2/1/2026 65,777
Univision Communications, Inc.
20,000 6.625%,  6/1/2027
a
19,100
VeriSign, Inc.
125,000 4.750%,  7/15/2027 131,311
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
43,362
Virgin Media Secured Finance plc
60,000 5.500%,  8/15/2026
a
61,376
Windstream Services, LLC
30,000 8.625%,  10/31/2025
a,e
18,000
Ziggo BV
40,000 5.500%,  1/15/2027
a
40,652
Total 1,658,317
Consumer Cyclical (5.7%)
1011778 B.C., ULC
65,000 4.375%,  1/15/2028
a
63,712
Allison Transmission, Inc.
65,000 4.750%,  10/1/2027
a
64,512
Booking Holdings, Inc.,
Convertible
2,000 0.900%,  9/15/2021 2,125
Brookfield Property REIT, Inc.
20,000 5.750%,  5/15/2026
a
16,900
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
47,815
Burlington Stores, Inc., Convertible
14,000 2.250%,  4/15/2025
a
15,910
Carnival Corporation, Convertible
7,000 5.750%,  4/1/2023
a
11,270
Cedar Fair, LP
25,000 5.250%,  7/15/2029
a
22,603
Colt Merger Sub, Inc.
40,000 6.250%,  7/1/2025
a,f
39,688
Dana, Inc.
40,000 5.625%,  6/15/2028 39,708
Dick's Sporting Goods, Inc.,
Convertible
17,000 3.250%,  4/15/2025
a
23,531
Ford Motor Company
10,000 9.000%,  4/22/2025 10,812
10,000 9.625%,  4/22/2030 11,843
Ford Motor Credit Company, LLC
70,000 4.063%,  11/1/2024 66,748
80,000 4.134%,  8/4/2025 75,876
Hanesbrands, Inc.
125,000 4.875%,  5/15/2026
a
125,937
Principal
Amount Long-Term Fixed Income (52.8%) Value
Consumer Cyclical (5.7%) - continued
Herc Holdings, Inc.
$ 30,000 5.500%,  7/15/2027
a
$ 30,064
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 48,813
International Game Technology plc
30,000 5.250%,  1/15/2029
a
29,175
Landry's, Inc.
40,000 6.750%,  10/15/2024
a
28,750
Lennar Corporation
65,000 4.750%,  5/30/2025 69,388
Live Nation Entertainment, Inc.,
Convertible
18,000 2.500%,  3/15/2023 18,259
Marriott Vacations Worldwide
Corporation, Convertible
4,000 1.500%,  9/15/2022 3,683
Mattamy Group Corporation
50,000 5.250%,  12/15/2027
a
49,750
MGM Resorts International
55,000 5.500%,  4/15/2027 53,175
Penn National Gaming, Inc.,
Convertible
4,000 2.750%,  5/15/2026 5,992
Prime Security Services Borrower,
LLC
65,000 5.750%,  4/15/2026
a
67,356
Royal Caribbean Cruises, Ltd.
20,000 9.125%,  6/15/2023
a
19,840
Royal Caribbean Cruises, Ltd.,
Convertible
13,000 4.250%,  6/15/2023
a
12,090
Scientific Games International, Inc.
65,000 5.000%,  10/15/2025
a
60,012
ServiceMaster Company, LLC
65,000 5.125%,  11/15/2024
a
65,894
Six Flags Entertainment
Corporation
20,000 5.500%,  4/15/2027
a
17,875
Six Flags Theme Parks, Inc.
10,000 7.000%,  7/1/2025
a
10,338
Staples, Inc.
50,000 7.500%,  4/15/2026
a
39,288
Under Armour, Inc., Convertible
3,000 1.500%,  6/1/2024
a
3,395
Yum! Brands, Inc.
60,000 4.750%,  1/15/2030
a
60,900
Total 1,333,027
Consumer Non-Cyclical (5.6%)
Albertson's Companies, Inc.
85,000 6.625%,  6/15/2024 87,125
Aramark Services, Inc.
30,000 6.375%,  5/1/2025
a
30,979
Bausch Health Companies, Inc.
30,000 7.000%,  1/15/2028
a
30,900
10,000 5.000%,  1/30/2028
a
9,415
10,000 5.250%,  1/30/2030
a
9,488
Cardtronics, Inc., Convertible
9,000 1.000%,  12/1/2020 8,876

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
176
Principal
Amount Long-Term Fixed Income (52.8%) Value
Consumer Non-Cyclical (5.6%) - continued
Centene Corporation
$ 50,000 5.375%,  6/1/2026
a
$ 51,833
10,000 4.250%,  12/15/2027 10,319
20,000 4.625%,  12/15/2029 21,175
DaVita, Inc.
40,000 4.625%,  6/1/2030
a
39,780
Edgewell Personal Care Company
20,000 5.500%,  6/1/2028
a
20,575
Encompass Health Corporation
50,000 4.500%,  2/1/2028 47,956
Energizer Holdings, Inc.
75,000 6.375%,  7/15/2026
a
77,547
HCA, Inc.
100,000 5.375%,  2/1/2025 107,125
Illumina, Inc., Convertible
2,000 0.500%,  6/15/2021 2,975
JBS USA, LLC
125,000 6.500%,  4/15/2029
a
132,656
Kraft Foods Group, Inc.
30,000 5.000%,  6/4/2042 31,600
Kraft Heinz Foods Company
60,000 4.625%,  1/30/2029 64,667
60,000 3.750%,  4/1/2030
a
61,940
Molina Healthcare, Inc.
30,000 4.375%,  6/15/2028
a
30,075
Par Pharmaceutical, Inc.
40,000 7.500%,  4/1/2027
a
41,048
Post Holdings, Inc.
30,000 5.750%,  3/1/2027
a
31,050
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,b,d
41,300
Scotts Miracle-Gro Company
40,000 4.500%,  10/15/2029 41,150
Simmons Foods, Inc.
20,000 5.750%,  11/1/2024
a
19,000
Spectrum Brands, Inc.
20,000 5.750%,  7/15/2025 20,525
10,000 5.000%,  10/1/2029
a
9,875
10,000 5.500%,  7/15/2030
a
10,013
Tenet Healthcare Corporation
15,000 4.625%,  7/15/2024 14,699
50,000 5.125%,  11/1/2027
a
49,335
Teva Pharmaceutical Finance
Netherlands III BV
40,000 2.800%,  7/21/2023 37,800
VRX Escrow Corporation
125,000 6.125%,  4/15/2025
a
126,784
Total 1,319,585
Energy (4.9%)
Antero Resources Corporation
25,000 5.000%,  3/1/2025 14,750
Archrock Partners, LP
35,000 6.250%,  4/1/2028
a
32,036
BP Capital Markets plc
40,000 4.875%,  12/29/2049
b,d
41,300
Buckeye Partners, LP
30,000 3.950%,  12/1/2026 28,201
10,000 4.125%,  12/1/2027 9,525
Principal
Amount Long-Term Fixed Income (52.8%) Value
Energy (4.9%) - continued
Cheniere Energy Partners, LP
$ 70,000 5.625%,  10/1/2026 $ 69,313
Continental Resources, Inc.
20,000 5.000%,  9/15/2022 19,684
DCP Midstream Operating, LP
20,000 5.625%,  7/15/2027 20,150
Enagas SA
45,000 5.500%,  1/15/2028
a
38,925
Enbridge, Inc.
87,000 6.250%,  3/1/2078
b
85,695
Endeavor Energy Resources, LP
10,000 5.500%,  1/30/2026
a
9,575
30,000 5.750%,  1/30/2028
a
28,800
Energy Transfer Operating, LP
25,000 6.625%,  2/15/2028
b,d
19,130
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
65,231
EQM Midstream Partners LP
30,000 6.500%,  7/1/2027
a
30,730
EQT Corporation
40,000 3.900%,  10/1/2027 32,537
EQT Corporation, Convertible
5,000 1.750%,  5/1/2026
a
5,172
Murphy Oil Corporation
25,000 5.875%,  12/1/2027 22,000
Nabors Industries, Ltd.
45,000 7.250%,  1/15/2026
a
27,675
Occidental Petroleum Corporation
20,000 2.700%,  8/15/2022 18,619
50,000 2.900%,  8/15/2024 42,750
20,000 3.400%,  4/15/2026 16,350
30,000 3.500%,  8/15/2029 22,029
20,000 6.450%,  9/15/2036 17,118
20,000 4.400%,  4/15/2046 13,944
Parsley Energy, LLC
45,000 5.625%,  10/15/2027
a
44,325
PDC Energy, Inc., Convertible
1,000 1.125%,  9/15/2021 916
Pioneer Natural Resources
Company, Convertible
6,000 0.250%,  5/15/2025
a
7,079
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,d
42,825
QEP Resources, Inc.
20,000 5.625%,  3/1/2026 12,700
Sunoco, LP
60,000 5.500%,  2/15/2026 58,200
Targa Resources Partners, LP
50,000 5.375%,  2/1/2027 48,250
TransCanada Trust
100,000 5.300%,  3/15/2077
b
98,250
Transocean Guardian, Ltd.
41,750 5.875%,  1/15/2024
a
36,312
Western Midstream Operating, LP
20,000 3.950%,  6/1/2025 18,734
WPX Energy, Inc.
65,000 5.250%,  10/15/2027 60,722
Total 1,159,552

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
177
Principal
Amount Long-Term Fixed Income (52.8%) Value
Financials (14.8%)
Ally Financial, Inc.
$ 45,000 5.750%,  11/20/2025 $ 48,074
Ares Capital Corporation,
Convertible
5,000 4.625%,  3/1/2024 4,869
Australia and New Zealand
Banking Group, Ltd.
100,000 6.750%,  6/15/2026
a,b,d
110,938
BAC Capital Trust XIV
34,000
4.000%,  (LIBOR 3M +
0.400%), 6/17/2020
b,d
30,387
Bank of America Corporation
202,000 6.250%,  9/5/2024
b,d
209,084
Bank of New York Mellon
Corporation
20,000 4.700%,  9/20/2025
b,d
20,800
Bank of Nova Scotia
60,000 4.900%,  6/4/2025
b,d
59,887
Barclays plc
25,000 7.750%,  9/15/2023
b,d
25,406
100,000 8.000%,  6/15/2024
b,d
103,625
Blackstone Mortgage Trust, Inc.,
Convertible
5,000 4.375%,  5/5/2022 4,688
BNP Paribas SA
100,000 7.625%,  3/30/2021
a,b,d
101,500
Cascades USA, Inc.
40,000 5.125%,  1/15/2026
a
40,600
Charles Schwab Corporation
38,000 5.375%,  6/1/2025
b,d
40,596
CIT Group, Inc.
55,000 4.750%,  2/16/2024 55,785
Citigroup, Inc.
124,000 6.125%,  11/15/2020
b,d
121,365
68,000 5.000%,  9/12/2024
b,d
64,009
34,000 5.950%,  5/15/2025
b,d
33,762
Comerica, Inc.
20,000 5.625%,  7/1/2025
b,d
20,296
Credit Acceptance Corporation
25,000 5.125%,  12/31/2024
a
24,142
Credit Agricole SA
100,000 8.125%,  12/23/2025
a,b,d
114,125
Credit Suisse Group AG
51,000 7.500%,  12/11/2023
a,b,d
54,825
ESH Hospitality, Inc.
30,000 5.250%,  5/1/2025
a
29,025
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 7,735
FTI Consulting, Inc., Convertible
22,000 2.000%,  8/15/2023 27,804
Goldman Sachs Group, Inc.
46,000
4.370%,  (LIBOR 3M +
3.922%), 7/2/2020
b,d
42,168
50,000 5.500%,  8/10/2024
b,d
51,819
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
9,000 4.125%,  9/1/2022 10,405
Principal
Amount Long-Term Fixed Income (52.8%) Value
Financials (14.8%) - continued
Hartford Financial Services Group,
Inc.
$ 100,000
2.517%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
$ 77,000
HSBC Holdings plc
111,000 6.375%,  9/17/2024
b,d
111,971
55,000 6.375%,  3/30/2025
b,d
56,478
36,000 6.500%,  3/23/2028
b,d
36,945
Icahn Enterprises, LP
70,000 6.375%,  12/15/2025 69,300
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
63,322
iStar, Inc., Convertible
2,000 3.125%,  9/15/2022 2,129
J.P. Morgan Chase & Company
140,000
4.753%,  (LIBOR 3M +
3.320%), 7/1/2020
b,d
123,550
100,000 5.150%,  5/1/2023
b,d
97,250
68,000 5.000%,  8/1/2024
b,d
65,403
J.P. Morgan Chase Capital XXIII
100,000
1.392%,  (LIBOR 3M +
1.000%), 5/15/2047
b
70,270
Lincoln National Corporation
100,000
2.743%,  (LIBOR 3M +
2.358%), 5/17/2066
b
66,500
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
b,d
41,492
100,000 6.657%,  5/21/2037
a,b,d
112,625
Macquarie Bank, Ltd.
100,000 6.125%,  3/28/2027
a,b,d
99,000
MGIC Investment Corporation,
Convertible
37,000 9.000%,  4/1/2063
a
44,400
MGM Growth Properties Operating
Partnership, LP
35,000 4.500%,  9/1/2026 34,758
MPT Operating Partnership, LP
50,000 4.625%,  8/1/2029 50,250
Nippon Life Insurance Company
72,000 3.400%,  1/23/2050
a,b
74,520
Outfront Media Cap, LLC
60,000 4.625%,  3/15/2030
a
54,997
Quicken Loans, Inc.
40,000 5.750%,  5/1/2025
a
40,892
Regions Financial Corporation
40,000 5.750%,  12/29/2049
b,d
41,172
Royal Bank of Scotland Group plc
100,000 8.625%,  8/15/2021
b,d
103,975
Societe Generale SA
100,000 8.000%,  9/29/2025
a,b,d
111,500
Springleaf Finance Corporation
20,000 6.875%,  3/15/2025 20,519
35,000 7.125%,  3/15/2026 36,225
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,d
103,220
Starwood Property Trust, Inc.,
Convertible
3,000 4.375%,  4/1/2023 2,867
Truist Financial Corporation
90,000 4.950%,  9/1/2025
b,d
92,025

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
178
Principal
Amount Long-Term Fixed Income (52.8%) Value
Financials (14.8%) - continued
USB Realty Corporation
$ 68,000
2.366%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,d
$ 54,230
VICI Properties, LP / VICI Note
Company, Inc.
10,000 4.250%,  12/1/2026
a
9,596
10,000 3.750%,  2/15/2027
a
9,400
10,000 4.625%,  12/1/2029
a
9,750
10,000 4.125%,  8/15/2030
a
9,538
Wachovia Capital Trust II
30,000
1.719%,  (LIBOR 3M +
0.500%), 1/15/2027
b
26,129
Total 3,480,917
Technology (2.0%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 12,453
33,000 0.375%,  9/1/2027
a
35,897
CommScope Technologies
Finance, LLC
60,000 6.000%,  6/15/2025
a
57,942
Diamond Sports Group, LLC
15,000 5.375%,  8/15/2026
a
10,873
45,000 6.625%,  8/15/2027
a
24,120
Harland Clarke Holdings
Corporation
35,000 8.375%,  8/15/2022
a
29,329
j2 Global, Inc., Convertible
4,000 1.750%,  11/1/2026
a
3,364
J2 Global, Inc., Convertible
11,000 3.250%,  6/15/2029 11,975
Lumentum Holdings, Inc.,
Convertible
10,000 0.250%,  3/15/2024 14,575
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 19,176
NCR Corporation
60,000 6.125%,  9/1/2029
a
60,293
Nuance Communications, Inc.,
Convertible
65,000 1.250%,  4/1/2025 90,627
ON Semiconductor Corporation,
Convertible
21,000 1.625%,  10/15/2023 25,484
Open Text Corporation
30,000 4.125%,  2/15/2030
a
29,475
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,925
Teradyne, Inc., Convertible
7,000 1.250%,  12/15/2023 18,781
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 10,863
Vishay Intertechnology, Inc.,
Convertible
11,000 2.250%,  6/15/2025 10,258
Total 475,410
Principal
Amount Long-Term Fixed Income (52.8%) Value
Transportation (0.6%)
Delta Air Lines, Inc.
$ 30,000 7.000%,  5/1/2025
a
$ 30,968
Meritor, Inc., Convertible
21,000 3.250%,  10/15/2037 20,919
Mileage Plus Holdings, LLC
10,000 6.500%,  6/20/2027
a,f
10,025
NCL Corporation, Ltd.
20,000 3.625%,  12/15/2024
a
12,250
Southwest Airlines Company,
Convertible
14,000 1.250%,  5/1/2025 16,815
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
52,380
Total 143,357
U.S. Government & Agencies (3.8%)
U.S. Treasury Bonds
770,000 2.375%,  5/15/2029 888,568
Total 888,568
Utilities (2.3%)
Calpine Corporation
40,000 4.500%,  2/15/2028
a
39,200
Dominion Energy, Inc.
56,000 4.650%,  12/15/2024
b,d
54,841
Duke Energy Corporation
51,000 4.875%,  9/16/2024
b,d
50,944
NextEra Energy Operating
Partners, LP
65,000 3.875%,  10/15/2026
a
64,906
NiSource, Inc.
77,000 5.650%,  6/15/2023
b,d
73,535
NRG Energy, Inc., Convertible
2,000 2.750%,  6/1/2048 2,022
Sempra Energy
40,000 4.875%,  12/29/2049
b,d
40,000
Talen Energy Supply, LLC
30,000 7.625%,  6/1/2028
a
30,000
TerraForm Power Operating, LLC
35,000 5.000%,  1/31/2028
a
36,575
TransCanada Trust
85,000 5.875%,  8/15/2076
b
89,867
Vistra Operations Company, LLC
50,000 5.000%,  7/31/2027
a
50,837
Total 532,727
Total Long-Term Fixed Income
(cost $12,583,959) 12,409,876
Shares
Registered Investment
Companies ( 38.2% ) Value
Unaffiliated  (28.1%)
15,000 Aberdeen Asia-Pacific Income
Fund, Inc. 57,150
8,356 AllianceBernstein Global High
Income Fund, Inc. 84,396
9,650 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 107,887
8,287 BlackRock Core Bond Trust 127,371

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
179
Shares
Registered Investment
Companies (38.2%) Value
Unaffiliated  (28.1%)- continued
13,370 BlackRock Corporate High Yield
Fund, Inc. $ 135,973
7,729 BlackRock Credit Allocation
Income Trust 102,023
14,264 BlackRock Enhanced Equity
Dividend Trust 104,698
8,745 BlackRock Enhanced Global
Dividend Trust 82,378
7,567 BlackRock Multi-Sector Income
Trust 109,040
13,106 BlackRock Resources &
Commodities Strategy Trust 80,340
34,514 BNY Mellon High Yield Strategies
Fund 88,356
4,218 Brookfield Real Assets Income
Fund, Inc. 70,272
5,617 Clough Global Opportunities Fund 48,924
8,259 Cohen & Steers Quality Income
Realty Fund, Inc. 90,271
9,110 Eaton Vance Limited Duration
Income Fund 102,670
8,100 Eaton Vance Senior Floating-Rate
Trust 91,692
9,030 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 66,641
3,423 GSO Senior Floating Rate Term
Fund 44,020
8,670 Invesco Dynamic Credit
Opportunities Fund 77,163
26,405 Invesco Senior Income Trust 91,361
3,871 Invesco Senior Loan ETF 82,646
5,500 Invesco Variable Rate Preferred
ETF 128,865
1,200 iShares International Select 30,144
2,650 iShares Mortgage Real Estate
Capped ETF 65,879
840 iShares Residential Real Estate
ETF 50,476
50,100 iShares S&P U.S. Preferred Stock
Index Fund 1,735,464
7,573 Ivy High Income Opportunities
Fund 85,120
6,000 John Hancock Preferred Income
Fund III 94,140
22,187 Liberty All-Star Equity Fund 126,910
14,955 Madison Covered Call & Equity
Strategy Fund 84,346
9,669 New America High Income Fund,
Inc. 75,321
14,762 Nuveen Credit Strategies Income
Fund 86,210
6,900 Nuveen Floating Rate Income
Fund 54,510
7,381 Nuveen Global High Income Fund 97,798
11,200 Nuveen Quality Preferred Income
Fund II 94,640
14,908 Nuveen Senior Income Fund 70,068
2,588 Nuveen Short Duration Credit
Opportunities Fund 30,513
7,840 PGIM Global High Yield Fund, Inc. 99,725
9,242 PGIM High Yield Bond Fund, Inc. 122,272
4,850 Pimco Dynamic Credit And
Mortgage Income Fund 89,385
4,282 Pioneer High Income Trust 31,858
4,748 Royce Micro-Cap Trust, Inc. 34,186
Shares
Registered Investment
Companies (38.2%) Value
Unaffiliated  (28.1%)- continued
5,673 Royce Value Trust, Inc. $ 71,139
6,294 SPDR Bloomberg Barclays High
Yield Bond ETF 636,701
8,030 Templeton Global Income Fund 43,121
784 Tortoise Midstream Energy Fund,
Inc. 13,555
3,831 Tri-Continental Corporation 94,664
4,752 Voya Asia Pacific High Dividend
Equity Income Fund 36,424
18,945 Voya Global Equity Dividend &
Premium Opportunity Fund 91,504
8,850 Voya Infrastructure Industrials and
Materials Fund 79,827
23,909 Wells Fargo Global Dividend
Opportunity Fund 103,526
13,548 Wells Fargo Income Opportunities
Fund 95,107
16,496 Western Asset High Income Fund
II, Inc. 102,275
22,526 Western Asset High Income
Opportunity Fund, Inc. 104,070
Total 6,605,015
Affiliated  (10.1%)
245,205 Thrivent Core Emerging Markets
Debt Fund 2,376,036
Total 2,376,036
Total Registered Investment
Companies (cost $9,741,846) 8,981,051
Shares Common Stock ( 3.8% ) Value
Communications Services (0.1%)
4 Charter Communications, Inc.
g
2,040
183 DISH Network Corporation
g
6,316
327 Twitter, Inc.
g
9,741
Total 18,097
Consumer Discretionary (0.1%)
7 Booking Holdings, Inc.
g
11,146
497 Callaway Golf Company 8,703
359 Carnival Corporation
c
5,895
112 Dick's Sporting Goods, Inc. 4,621
Total 30,365
Consumer Staples (0.1%)
325 Bunge, Ltd. 13,367
Total 13,367
Energy (0.8%)
37 Cheniere Energy, Inc.
g
1,788
31 Cimarex Energy Company 852
2,070 Enbridge, Inc. 62,969
3,300 Enterprise Products Partners, LP 59,961
4,100 Kinder Morgan, Inc. 62,197
111 PDC Energy, Inc.
g
1,381
28 Pioneer Natural Resources
Company 2,736
Total 191,884

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
180
Shares Common Stock (3.8%) Value
Financials (0.7%)
5,636 AG Mortgage Investment Trust,
Inc. $ 17,979
9,358 Annaly Capital Management, Inc. 61,388
61 Ares Capital Corporation 881
90 Bank of America Corporation 2,138
198 Blackstone Mortgage Trust, Inc. 4,770
5,511 Granite Point Mortgage Trust, Inc. 39,569
55 Starwood Property Trust, Inc. 823
7,047 Two Harbors Investment
Corporation 35,517
70 Wells Fargo & Company 1,792
Total 164,857
Health Care (0.4%)
52 Anthem, Inc. 13,675
371 Danaher Corporation 65,604
27 Illumina, Inc.
g
9,999
Total 89,278
Industrials (0.1%)
57 Fortive Corporation 3,857
150 Meritor, Inc.
g
2,970
193 Patrick Industries, Inc. 11,821
159 Southwest Airlines Company 5,435
317 Spirit Airlines, Inc.
g
5,642
150 Tutor Perini Corporation
g
1,827
Total 31,552
Information Technology (1.0%)
1,364 Advanced Micro Devices, Inc.
g
71,760
34 Akamai Technologies, Inc.
g
3,641
75 Broadcom, Ltd. 23,671
27 Lam Research Corporation 8,733
187 Lumentum Holdings, Inc.
g
15,227
158 Microchip Technology, Inc. 16,639
830 Micron Technology, Inc.
g
42,762
61 Motorola Solutions, Inc. 8,548
265 Nuance Communications, Inc.
g
6,706
115 ON Semiconductor Corporation
g
2,279
785 Sabre Corporation 6,327
58 ServiceNow, Inc.
g
23,494
87 Teradyne, Inc. 7,352
Total 237,139
Real Estate (0.5%)
5,144 AGNC Investment Corporation 66,358
70 iSTAR Financial, Inc. 862
246 Lexington Realty Trust 2,595
5,694 New Residential Investment
Corporation 42,307
Total 112,122
Total Common Stock
(cost $1,179,627) 888,661
Shares Preferred Stock ( 3.0% ) Value
Communications Services (0.2%)
2,400 AT&T, Inc., 4.750%
d
57,384
Total 57,384
Shares Preferred Stock (3.0%) Value
Consumer Discretionary (<0.1%)
32 International Flavors & Fragrances,
Inc., Convertible, 6.000% $ 1,418
Total 1,418
Consumer Staples (0.2%)
2,000 CHS, Inc., 6.750%
b,d
47,640
Total 47,640
Energy (0.4%)
10,535 Crestwood Equity Partners, LP,
9.250%
d
57,626
525 Energy Transfer Operating, LP,
7.600%
b,d
10,794
1,415 Nustar Logistics, LP, 7.953%
b
26,942
Total 95,362
Financials (2.0%)
1,050 Aegon Funding Corporation II,
5.100% 24,129
1,500 Allstate Corporation, 5.100%
d
38,040
11 Bank of America Corporation,
Convertible, 7.250%
d
14,764
2,050 Capital One Financial Corporation,
5.000%
d
45,879
2,000 Citigroup Capital XIII, 7.130%
b
53,000
2,400 Equitable Holdings, Inc., 5.250%
d
55,008
65 First Horizon Bank, 3.750%
a,b,d
43,225
1,300 GMAC Capital Trust I, 6.177%
b
29,146
1,450 J.P. Morgan Chase & Company,
4.750%
d
36,366
2,000 Morgan Stanley, 5.850%
b,d
51,480
250 Synovus Financial Corporation,
5.875%
b,d
5,438
52 Wells Fargo & Company,
Convertible, 7.500%
d
67,444
Total 463,919
Health Care (<0.1%)
8 Danaher Corporation, Convertible,
5.000% 8,589
Total 8,589
Industrials (0.1%)
3 Fortive Corporation, Convertible,
5.000% 2,583
93 Stanley Black & Decker, Inc.,
Convertible, 5.250% 8,322
Total 10,905
Real Estate (<0.1%)
107 EPR Properties, Convertible,
5.750%
d
1,949
Total 1,949

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
181
Shares Preferred Stock (3.0%) Value
Utilities (0.1%)
355 Southern Company, Convertible,
6.750% $ 15,641
Total 15,641
Total Preferred Stock
(cost $799,647) 702,807
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
107,363 Thrivent Cash Management Trust 107,363
Total Collateral Held for
Securities Loaned
(cost $107,363) 107,363
Shares Short-Term Investments ( 1.4% ) Value
Thrivent Core Short-Term Reserve
Fund
32,813 0.750% 328,461
Total Short-Term Investments
(cost $328,218) 328,461
Total Investments (cost
$24,740,660) 99.6% $23,418,219
Other Assets and Liabilities, Net
0.4% 103,493
Total Net Assets 100.0% $23,521,712
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $5,643,223 or 24.0% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is on loan.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Denotes investments purchased on a when-issued or
delayed delivery basis.
g Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 102,375
Common Stock 821
Total lending $103,196
Gross amount payable upon return of
collateral for securities loaned $107,363
Net amounts due to counterparty
$4,167
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 513,049
Gross unrealized depreciation (1,853,743)
Net unrealized appreciation (depreciation) $ (1,340,694)
Cost for federal income tax purposes $ 24,758,913

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
182
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 512,884 – 512,884 –
Capital Goods 801,548 – 801,548 –
Collateralized Mortgage Obligations 103,984 – 103,984 –
Communications Services 1,658,317 – 1,658,317 –
Consumer Cyclical 1,333,027 – 1,333,027 –
Consumer Non-Cyclical 1,319,585 – 1,319,585 –
Energy 1,159,552 – 1,159,552 –
Financials 3,480,917 – 3,480,917 –
Technology 475,410 – 475,410 –
Transportation 143,357 – 143,357 –
U.S. Government & Agencies 888,568 – 888,568 –
Utilities 532,727 – 532,727 –
Registered Investment Companies
Unaffiliated 6,605,015 6,605,015 – –
Common Stock
Communications Services 18,097 18,097 – –
Consumer Discretionary 30,365 30,365 – –
Consumer Staples 13,367 13,367 – –
Energy 191,884 191,884 – –
Financials 164,857 164,857 – –
Health Care 89,278 89,278 – –
Industrials 31,552 31,552 – –
Information Technology 237,139 237,139 – –
Real Estate 112,122 112,122 – –
Preferred Stock
Communications Services 57,384 57,384 – –
Consumer Discretionary 1,418 1,418 – –
Consumer Staples 47,640 47,640 – –
Energy 95,362 95,362 – –
Financials 463,919 420,694 43,225 –
Health Care 8,589 8,589 – –
Industrials 10,905 10,905 – –
Real Estate 1,949 1,949 – –
Utilities 15,641 15,641 – –
Subtotal Investments in Securities $20,606,359 $8,153,258 $12,453,101 $–
Other Investments  * Total
Affiliated Registered Investment Companies 2,376,036
Affiliated Short-Term Investments 328,461
Collateral Held for Securities Loaned 107,363
Subtotal Other Investments $2,811,860
Total Investments at Value $23,418,219
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
183
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,616 $171 $300 $2,376 245 10.1%
Total Affiliated Registered Investment
Companies
2,616
2,376 10.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 1,088 8,388 9,148 328 33 1.4
Total Affiliated Short-Term Investments
1,088
328 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 160 5,371 5,424 107 107 0.4
Total Collateral Held for Securities Loaned
160
107 0.4
Total Value
$3,864
$2,811
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(52) $(59) – $55
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 0 0 – 5
Total Income/Non Income Cash from Affiliated
Investments $60
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $(52) $(59) $–

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
184
Principal
Amount Bank Loans ( 27.3% ) Value
% of
Net
Assets
Basic Materials (1.6%)
Other Securities
^
$ 3,485,603 1.6%
Total 3,485,603
Capital Goods (2.9%)
GFL Environmental, Inc., Term
Loan
$ 955,710 4.000%, (LIBOR 3M +
3.000%), 5/31/2025
a,b
927,240 0.4%
Reynolds Group Holdings,
Inc., Term Loan
1,136,089 2.928%, (LIBOR 1M +
2.750%), 2/5/2023
a,b
1,082,579 0.5%
TransDigm , Inc., Term Loan
1,094,500 2.428%, (LIBOR 1M +
2.250%), 12/9/2025
a,b
981,920 0.4%
Vertiv Group Corporation,
Term Loan
1,037,400 3.183%, (LIBOR 1M +
3.000%), 3/2/2027
a,b
977,749 0.4%
Other Securities
^
2,470,680 1.2%
Total 6,440,168
Communications Services (7.4%)
CenturyLink, Inc., Term Loan
1,577,075 2.428%, (LIBOR 1M +
2.250%), 3/15/2027
a,b
1,483,334 0.7%
Charter Communications
Operating, LLC, Term Loan
1,377,934 1.930%, (LIBOR 1M +
1.750%), 4/30/2025
a,b
1,325,490 0.6%
CommScope , Inc., Term Loan
784,075 3.428%, (LIBOR 1M +
3.250%), 4/4/2026
a,b
740,951 0.3%
Coral-US Co-Borrower, LLC,
Term Loan
1,280,000 2.428%, (LIBOR 1M +
2.250%), 1/31/2028
a,b
1,213,606 0.6%
CSC Holdings, LLC, Term
Loan
1,152,113 2.685%, (LIBOR 1M +
2.500%), 4/15/2027
a,b
1,090,601 0.5%
470,450 2.435%, (LIBOR 1M +
2.250%), 7/17/2025
a,b
443,987 0.2%
Diamond Sports Group, LLC,
Term Loan
923,798 3.430%, (LIBOR 1M +
3.250%), 8/24/2026
a,b
749,431 0.3%
Nexstar Broadcasting, Inc.,
Term Loan
1,080,000 2.923%, (LIBOR 1M +
2.750%), 9/19/2026
a,b,c,d
1,025,039 0.5%
T-Mobile USA, Inc., Term Loan
770,000 3.178%, (LIBOR 1M +
3.000%), 4/1/2027
a,b
768,337 0.3%
Virgin Media Bristol, LLC,
Term Loan
1,010,000 2.685%, (LIBOR 1M +
2.500%), 1/31/2028
a,b
962,277 0.4%
Principal
Amount Bank Loans (27.3%) Value
% of
Net
Assets
Communications Services (7.4%) -
continued
WideOpenWest Finance, LLC,
Term Loan
$ 771,143 4.250%, (LIBOR 1M +
3.250%), 8/19/2023
a,b
$ 732,909 0.3%
Other Securities
^
5,765,186 2.7%
Total 16,301,148
Consumer Cyclical (3.6%)
1011778 B.C., LLC, Term
Loan
1,089,525 1.928%, (LIBOR 1M +
1.750%), 11/19/2026
a,b
1,030,691 0.5%
Golden Entertainment, Inc.,
Term Loan
825,075 3.750%, (LIBOR 1M +
3.000%), 10/20/2024
a,b
743,252 0.3%
Golden Nugget, LLC, Term
Loan
1,034,197 3.250%, (LIBOR 1M +
2.500%), 10/4/2023
a,b
817,016 0.4%
LCPR Loan Financing, LLC,
Term Loan
965,000 5.185%, (LIBOR 1M +
5.000%), 10/15/2026
a,b
955,350 0.4%
Scientific Games International,
Inc., Term Loan
1,560,258 3.476%, (LIBOR 3M +
2.750%), 8/14/2024
a,b
1,376,147 0.6%
Other Securities
^
2,997,407 1.4%
Total 7,919,863
Consumer Non-Cyclical (4.4%)
Bausch Health Americas, Inc.,
Term Loan
1,432,632 3.190%, (LIBOR 1M +
3.000%), 6/1/2025
a,b
1,390,198 0.6%
Global Medical Response,
Inc., Term Loan
1,360,125 4.250%, (LIBOR 3M +
3.250%), 4/28/2022
a,b
1,305,557 0.6%
MPH Acquisition Holdings,
LLC, Term Loan
1,241,682 3.750%, (LIBOR 3M +
2.750%), 6/7/2023
a,b
1,178,046 0.5%
Ortho-Clinical Diagnostics SA,
Term Loan
1,150,954 3.429%, (LIBOR 1M +
3.250%), 6/30/2025
a,b
1,073,990 0.5%
Other Securities
^
4,840,364 2.2%
Total 9,788,155
Energy (1.4%)
Radiate Holdco, LLC, Term
Loan
1,272,143 3.750%, (LIBOR 1M +
3.000%), 2/1/2024
a,b
1,211,716 0.6%

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
185
Principal
Amount Bank Loans (27.3%) Value
% of
Net
Assets
Energy (1.4%) - continued
Other Securities
^
$ 1,786,072 0.8%
Total 2,997,788
Financials (2.2%)
Other Securities
^
4,761,208 2.2%
Total 4,761,208
Technology (2.5%)
Clear Channel Outdoor
Holdings, Inc., Term Loan
1,266,984 4.260%, (LIBOR 3M +
3.500%), 8/21/2026
a,b
1,145,353 0.5%
Prime Security Services
Borrower, LLC, Term Loan
1,449,050 4.250%, (LIBOR 3M +
3.250%), 9/23/2026
a,b
1,390,190 0.6%
Rackspace Hosting, Inc.,
Term Loan
1,283,622 4.000%, (LIBOR 3M +
3.000%), 11/3/2023
a,b
1,221,045 0.6%
Zayo Group Holdings, Inc.,
Term Loan
982,537 3.178%, (LIBOR 1M +
3.000%), 3/9/2027
a,b
930,384 0.4%
Other Securities
^
926,138 0.4%
Total 5,613,110
Transportation (0.6%)
Other Securities
^
1,346,502 0.6%
Total 1,346,502
Utilities (0.7%)
Pacific Gas & Electric
Company, Term Loan
770,000 5.500%, (LIBOR 3M +
4.500%), 6/18/2025
a,b
755,562 0.3%
Other Securities
^
805,185 0.4%
Total 1,560,747
Total Bank Loans
(cost $64,104,284) 60,214,292
Principal
Amount
Long-Term Fixed Income
( 51.8% ) Value
% of
Net
Assets
Asset-Backed Securities (4.8%)
Cent CLO, LP
875,000 3.291%, (LIBOR 3M +
2.300%), 10/25/2028,
Ser. 2018-27A, Class B
b,e
846,120 0.4%
Pretium Mortgage Credit
Partners, LLC
742,285 3.721%, 1/25/2059, Ser.
2019-CFL1, Class A1
e,f
736,009 0.3%
Principal
Amount
Long-Term Fixed Income
(51.8%) Value
% of
Net
Assets
Asset-Backed Securities (4.8%) -
continued
Other Securities
^
$ 8,920,738 4.1%
Total 10,502,867
Basic Materials (0.9%)
Other Securities
^
2,050,685 0.9%
Total 2,050,685
Capital Goods (1.6%)
Other Securities
^
3,583,727 1.6%
Total 3,583,727
Collateralized Mortgage Obligations
(10.2%)
Antler Mortgage Trust
990,989 4.335%, 7/25/2022, Ser.
2018-RTL1, Class A1
e
993,087 0.5%
Banc of America Alternative
Loan Trust
184,189 6.000%, 11/25/2035, Ser.
2005-10, Class 3CB1 162,269 0.1%
Banc of America Funding
Trust
273,509 5.500%, 1/25/2036, Ser.
2005-8, Class 1A1 259,111 0.1%
Banc of America Mortgage
Securities Trust
320,384 3.967%, 9/25/2035, Ser.
2005-H, Class 3A1
b
291,359 0.1%
Bear Stearns Adjustable Rate
Mortgage Trust
137,582 3.600%, 1/25/2034, Ser.
2003-8, Class 5A
b
129,264 0.1%
53,686 4.270%, (CMT 1Y +
2.300%), 10/25/2035,
Ser. 2005-9, Class A1
b
52,893 <0.1%
ChaseFlex Trust
221,982 6.500%, 2/25/2035, Ser.
2005-1, Class 1A5 211,228 0.1%
CHL Mortgage Pass-Through
Trust
104,986 6.000%, 4/25/2037, Ser.
2007-3, Class A18 80,580 <0.1%
221,935 3.424%, 11/20/2035,
Ser. 2005-HYB7, Class
6A1
b
184,037 0.1%
136,201 3.504%, 12/20/2035,
Ser. 2005-HYB8, Class
3A1
b
132,093 0.1%
Countrywide Alternative Loan
Trust
397,166 5.000% - 5.500%,
3/25/2035 - 10/25/2035,
Ser. 2005-3CB, Class
1A1 368,486 0.2%

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
186
Principal
Amount
Long-Term Fixed Income
(51.8%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(10.2%) - continued
Countrywide Home Loan
Mortgage Pass Through
Trust
$ 123,108 3.559%, 11/25/2035,
Ser. 2005-22, Class 2A1
b
$ 110,038 0.1%
Federal Home Loan Mortgage
Corporation
790,373 3.500%, 8/15/2035, Ser.
345, Class C8
g
87,073 <0.1%
Federal Home Loan Mortgage
Corporation - REMIC
2,960,684 3.000% - 3.500%,
5/15/2027 - 4/15/2033,
Ser. 4046, Class GI
g
245,566 <0.1%
Federal National Mortgage
Association - REMIC
11,602,203 2.500% - 3.000%,
7/25/2027 - 2/25/2033,
Ser. 2012-121, Class BI
g
688,520 0.2%
IndyMac INDA Mortgage Loan
Trust
806,510 3.795%, 8/25/2036, Ser.
2006-AR1, Class A1
b
739,190 0.3%
J.P. Morgan Alternative Loan
Trust
83,676 6.500%, 3/25/2036, Ser.
2006-S1, Class 1A19 67,954 <0.1%
J.P. Morgan Mortgage Trust
89,572 3.525%, 6/25/2036, Ser.
2006-A4, Class 2A2
b
74,876 <0.1%
84,205 4.170%, 7/25/2035, Ser.
2007-A1, Class 2A1
b
81,480 <0.1%
Merrill Lynch Alternative Note
Asset Trust
97,796 6.000%, 3/25/2037, Ser.
2007-F1, Class 2A1 65,695 <0.1%
Merrill Lynch Mortgage
Investors Trust
202,775 3.860%, 6/25/2035, Ser.
2005-A5, Class M1
b
106,096 0.1%
Structured Asset Mortgage
Investments, Inc.
152,923 0.495%, (LIBOR 1M +
0.310%), 12/25/2035,
Ser. 2005-AR4, Class A1
b
139,344 0.1%
Vericrest Opportunity Loan
Transferee
1,200,000 4.090%, 11/25/2049, Ser.
2019-NPL8, Class A1B
e,f
1,155,474 0.5%
WaMu Mortgage Pass
Through Certificates
310,218 2.384%, (12 MTA +
0.880%), 10/25/2046,
Ser. 2006-AR13, Class
1A
b
271,738 0.1%
125,916 3.712%, 10/25/2036,
Ser. 2006-AR12, Class
1A1
b
118,360 0.1%
Washington Mutual Mortgage
Pass-Through Certificates
111,830 6.000%, 3/25/2035, Ser.
2005-1, Class 2A 110,368 0.1%
Principal
Amount
Long-Term Fixed Income
(51.8%) Value
% of
Net
Assets
Collateralized Mortgage Obligations
(10.2%) - continued
Other Securities
^
$ 15,538,084 7.2%
Total 22,464,263
Commercial Mortgage-Backed Securities
(0.4%)
Federal National Mortgage
Association - ACES
6,974,333 1.468%, 2/25/2031, Ser.
2019-M21, Class X2
b,g
756,984 0.4%
Total 756,984
Communications Services (2.9%)
CCO Holdings, LLC
435,000 4.500% - 5.500%,
5/1/2026 - 8/15/2030
e
447,910 0.3%
CCOH Safari, LLC
185,000 5.750%, 2/15/2026
e
191,353 0.1%
Charter Communications
Operating, LLC
94,000 4.500% - 4.908%,
2/1/2024 - 7/23/2025 105,374 <0.1%
CSC Holdings, LLC
325,000 4.125% - 5.500%,
5/15/2026 - 12/1/2030
e
330,766 0.1%
Neptune Finco Corporation
115,000 10.875%, 10/15/2025
e
123,625 0.1%
SFR Group SA
180,000 7.375%, 5/1/2026
e
187,909 0.1%
Other Securities
^
5,081,696 2.2%
Total 6,468,633
Consumer Cyclical (2.5%)
Other Securities
^
5,492,578 2.5%
Total 5,492,578
Consumer Non-Cyclical (3.5%)
Other Securities
^
7,767,699 3.5%
Total 7,767,699
Energy (2.5%)
Other Securities
^
5,478,763 2.5%
Total 5,478,763
Financials (6.5%)
BAC Capital Trust XIV
42,000 4.000%, (LIBOR 3M +
0.400%), 6/17/2020
b,h
37,537 <0.1%
Bank of America Corporation
87,000 4.200%, 8/26/2024 96,539 0.1%
183,000 3.864%, 7/23/2024
b
198,837 0.1%
125,000 6.250%, 9/5/2024
b,h
129,384 0.1%
117,000 3.550%, 3/5/2024
b
125,020 0.1%
102,000 1.319%, 6/19/2026
b
102,241 0.1%

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
187
Principal
Amount
Long-Term Fixed Income
(51.8%) Value
% of
Net
Assets
Financials (6.5%) - continued
$ 87,000 5.125%, 6/20/2024
b,h
$ 86,070 0.1%
84,000 3.499%, 5/17/2022
b
85,996 0.1%
82,000 2.738%, 1/23/2022
b
82,911 0.1%
73,000 3.004%, 12/20/2023
b
76,778 <0.1%
36,000 3.458%, 3/15/2025
b
39,047 <0.1%
J.P. Morgan Chase &
Company
183,000 3.375% - 3.875%,
5/1/2023 - 9/10/2024 199,164 0.2%
176,000 4.023%, 12/5/2024
b
193,933 0.1%
144,000 5.000%, 8/1/2024
b,h
138,500 0.1%
126,000 4.600%, 2/1/2025
b,h
112,342 0.1%
91,000 2.776%, 4/25/2023
b
94,215 0.1%
71,000 2.250%, (LIBOR 3M +
1.230%), 10/24/2023
b
71,776 <0.1%
57,000 5.150%, 5/1/2023
b,h
55,432 <0.1%
49,000 1.514%, 6/1/2024
b
49,792 <0.1%
44,000 2.083%, 4/22/2026
b
45,651 <0.1%
Other Securities
^
12,368,882 5.1%
Total 14,390,047
Foreign Government (<0.1%)
Other Securities
^
50,295 <0.1%
Total 50,295
Mortgage-Backed Securities (13.0%)
Federal Home Loan Mortgage
Corporation Conventional
15-Yr. Pass Through
62,942 3.500%, 5/1/2034 66,318 <0.1%
Federal Home Loan Mortgage
Corporation Conventional
30-Yr. Pass Through
2,159,320 3.000%, 3/25/2050 2,275,838 1.0%
1,310,360 3.000%, 4/1/2050 1,381,069 0.6%
868,344 3.500%, 7/1/2047 916,898 0.4%
Federal National Mortgage
Association
962,191 3.500%, 10/1/2048 1,013,948 0.5%
1,125,378 3.500%, 8/1/2049 1,190,165 0.5%
1,120,858 3.500% - 4.500%,
5/1/2048 - 6/1/2049 1,194,942 0.5%
Federal National Mortgage
Association Conventional
15-Yr. Pass Through
3,350,000 2.000%, 7/1/2035
d
3,464,764 1.6%
3,550,000 2.500%, 7/1/2035
d
3,715,713 1.7%
3,038,000 3.000%, 8/1/2049
d
3,194,186 1.5%
250,000 2.000%, 8/1/2035
d
258,164 0.1%
Federal National Mortgage
Association Conventional
30-Yr. Pass Through
2,200,000 2.000%, 7/1/2050
d
2,250,273 1.0%
5,852,000 2.500%, 7/1/2050
d
6,098,195 2.8%
1,571,215 4.000%, 7/1/2048 1,663,750 0.8%
Total 28,684,223
Principal
Amount
Long-Term Fixed Income
(51.8%) Value
% of
Net
Assets
Technology (1.3%)
Other Securities
^
$ 2,822,456 1.3%
Total 2,822,456
Transportation (0.4%)
Other Securities
^
959,134 0.4%
Total 959,134
Utilities (1.3%)
Other Securities
^
2,724,944 1.3%
Total 2,724,944
Total Long-Term Fixed
Income
(cost $114,773,839) 114,197,298
Shares
Registered Investment
Companies ( 20.2% ) Value
% of
Net
Assets
Unaffiliated  (4.6%)
1,856 Invesco Dynamic Credit
Opportunities Fund 16,518 <0.1%
198,211 Invesco Senior Loan ETF 4,231,805 1.9%
8,800 Invesco Variable Rate
Preferred ETF 206,184 0.1%
36,525 iShares S&P U.S. Preferred
Stock Index Fund 1,265,226 0.6%
9,204 SPDR Bloomberg Barclays
High Yield Bond ETF 931,077 0.4%
35,800 Vanguard Short-Term
Corporate Bond ETF 2,959,228 1.4%
Other Securities
^
599,441 0.2%
Total 10,209,479
Affiliated  (15.6%)
3,538,072 Thrivent Core Emerging
Markets Debt Fund 34,283,915 15.6%
Total 34,283,915
Total Registered Investment
Companies (cost
$44,803,794) 44,493,394
Shares Preferred Stock ( 0.7% ) Value
% of
Net
Assets
Communications Services (<0.1%)
Other Securities
^
49,613 <0.1%
Total 49,613
Consumer Staples (<0.1%)
Other Securities
^
127,406 <0.1%
Total 127,406

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
188
Shares Preferred Stock (0.7%) Value
% of
Net
Assets
Energy (0.1%)
Other Securities
^
$ 147,026 0.1%
Total 147,026
Financials (0.6%)
2,200 Bank of America Corporation,
5.000%
h
55,572 <0.1%
1,750 J.P. Morgan Chase &
Company, 4.750%
h
43,890 <0.1%
Other Securities
^
1,148,589 0.6%
Total 1,248,051
Total Preferred Stock
(cost $1,692,342) 1,572,096
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
% of
Net
Assets
387,990 Thrivent Cash Management
Trust 387,990 0.2%
Total Collateral Held for
Securities Loaned
(cost $387,990) 387,990
Shares Common Stock ( 0.1% ) Value
% of
Net
Assets
Industrials (0.1%)
Other Securities
^
172,281 0.1%
Total 172,281
Materials (<0.1%)
Other Securities
^
46,381 <0.1%
Total 46,381
Total Common Stock
(cost $218,817) 218,662
Shares or
Principal
Amount
Short-Term Investments
( 9.0% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
1,938,638 0.750% 19,405,767 8.8%
Other Securities
^
499,888 0.2%
Total Short-Term
Investments (cost
$19,883,569) 19,905,655
Total Investments (cost
$245,864,635) 109.3% $240,989,387
Other Assets and Liabilities,
Net (9.3%) (20,439,043)
Total Net Assets 100.0% $220,550,344
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $43,591,629 or 19.8% of
total net assets.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
189
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 371,057
Total lending $371,057
Gross amount payable upon return of
collateral for securities loaned $387,990
Net amounts due to counterparty
$16,933
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,299,412
Gross unrealized depreciation (7,027,853)
Net unrealized appreciation (depreciation) $ (4,728,441)
Cost for federal income tax purposes $ 245,737,559

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
190
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,485,603 – 3,183,336 302,267
Capital Goods 6,440,168 – 6,085,568 354,600
Communications Services 16,301,148 – 16,301,148 –
Consumer Cyclical 7,919,863 – 7,919,863 –
Consumer Non-Cyclical 9,788,155 – 9,701,786 86,369
Energy 2,997,788 – 2,997,788 –
Financials 4,761,208 – 4,652,762 108,446
Technology 5,613,110 – 5,613,110 –
Transportation 1,346,502 – 1,346,502 –
Utilities 1,560,747 – 1,560,747 –
Long-Term Fixed Income
Asset-Backed Securities 10,502,867 – 10,502,867 –
Basic Materials 2,050,685 – 2,050,685 –
Capital Goods 3,583,727 – 3,583,727 –
Collateralized Mortgage Obligations 22,464,263 – 21,789,263 675,000
Commercial Mortgage-Backed Securities 756,984 – 756,984 –
Communications Services 6,468,633 – 6,468,633 –
Consumer Cyclical 5,492,578 – 5,492,578 –
Consumer Non-Cyclical 7,767,699 – 7,767,699 –
Energy 5,478,763 – 5,478,763 –
Financials 14,390,047 – 14,390,047 –
Foreign Government 50,295 – 50,295 –
Mortgage-Backed Securities 28,684,223 – 28,684,223 –
Technology 2,822,456 – 2,822,456 –
Transportation 959,134 – 959,134 –
Utilities 2,724,944 – 2,724,944 –
Registered Investment Companies
Unaffiliated 10,209,479 10,209,479 – –
Preferred Stock
Communications Services 49,613 49,613 – –
Consumer Staples 127,406 127,406 – –
Energy 147,026 147,026 – –
Financials 1,248,051 1,201,501 46,550 –
Common Stock
Industrials 172,281 – – 172,281
Materials 46,381 46,381 – –
Short-Term Investments 499,888 – 499,888 –
Subtotal Investments in Securities $186,911,715 $11,781,406 $173,431,346 $1,698,963
Other Investments  * Total
Affiliated Registered Investment Companies 34,283,915
Affiliated Short-Term Investments 19,405,767
Collateral Held for Securities Loaned 387,990
Subtotal Other Investments $54,077,672
Total Investments at Value $240,989,387
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
191
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 76,064 76,064 – –
Credit Default Swaps 1,851 – 1,851 –
Total Asset Derivatives $77,915 $76,064 $1,851 $–
Liability Derivatives
Futures Contracts 54,673 54,673 – –
Credit Default Swaps 3,511 – 3,511 –
Total Liability Derivatives $58,184 $54,673 $3,511 $–
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling
$299,949 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 42 September 2020 $ 9,273,926 $ 856
CBOT 5-Yr. U.S. Treasury Note 33 September 2020 4,132,064 17,428
CME Ultra Long Term U.S. Treasury Bond 10 September 2020 2,165,502 16,060
Total Futures Long Contracts $ 15,571,492 $ 34,344
CBOT 10-Yr. U.S. Treasury Note (32) September 2020 ( $ 4,432,897) ( $ 20,603)
CBOT U.S. Long Bond (25) September 2020 (4,441,715) (22,347)
CME E-mini S&P 500 Index (8) September 2020 (1,277,800) 41,720
Ultra 10-Yr. U.S. Treasury Note (11) September 2020 (1,720,605) (11,723)
Total Futures Short Contracts ( $ 11,873,017) ($12,953)
Total Futures Contracts $ 3,698,475 $21,391
The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of June 30, 2020. Investments totaling $199,939 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 ( $ 532,000) $ – ( $ 3,511) ( $ 3,511)
CDX HY 34, 5 Year, at 5.00%, Quarterly Sell 6/20/2025 (532,000) – 1,851 1,851
Total Credit Default Swaps $– ($1,660) ($1,660)
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
192
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Opportunity Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 41,720
Total Equity Contracts 41,720
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 34,344
Total Interest Rate Contracts 34,344
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,851
Total Credit Contracts 1,851
Total Asset Derivatives $77,915
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 54,673
Total Interest Rate Contracts 54,673
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 3,511
Total Credit Contracts 3,511
Total Liability Derivatives $58,184
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (21,180)
Total Equity Contracts
(21,180)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 158,385
Total Interest Rate Contracts
158,385
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 115,845
Total Credit Contracts
115,845
Total $253,050
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 70,075
Total Equity Contracts 70,075
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 21,938
Total Interest Rate Contracts 21,938
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (1,660)
Total Credit Contracts (1,660)
Total $90,353

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
193
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($1,500,510)
Interest Rate Contracts
Futures - Long 17,982,663
Futures - Short (6,809,257)
Credit Contracts
Credit Default Swaps - Sell
Protection (20,640)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,562 $2,604 $– $34,284 3,538 15.6%
Total Affiliated Registered Investment
Companies
32,562
34,284 15.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% 35,398 64,317 80,312 19,406 1,939 8.8
Total Affiliated Short-Term Investments
35,398
19,406 8.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 370 22,133 22,115 388 388 0.2
Total Collateral Held for Securities Loaned
370
388 0.2
Total Value
$68,330
$54,078
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(882) – $758
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% (19) 22 – 220
Total Income/Non Income Cash from Affiliated
Investments $978
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $(19) $(860) $–

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
194
Shares Common Stock ( 90.8% ) Value
Bermuda (1.0%)
162,000 China Resources Gas Group, Ltd. $ 792,636
Total 792,636
Brazil (5.3%)
346,129 Banco Bradesco SA ADR 1,318,751
148,286 Petroleo Brasileiro SA 593,897
158,202 Vale SA ADR 1,631,063
72,842 WEG SA 687,820
Total 4,231,531
Cayman Islands (18.8%)
290,200 Budweiser Brewing Company
APAC, Ltd.
a
849,541
428,000 China Resources Land, Ltd. 1,635,899
25,783 Huazhu Group, Ltd. ADR 903,694
57,300 Meituan Dianping
b
1,280,447
5,955 New Oriental Education &
Technology Group, Inc. ADR
b
775,520
294,800 Sands China, Ltd. 1,161,288
114,200 Tencent Holdings, Ltd. 7,317,698
52,000 Wuxi Biologics (Cayman), Inc.
a,b
954,492
Total 14,878,579
China (17.7%)
22,694 58.com, Inc. ADR
b
1,224,114
11,261 Autohome , Inc. ADR 850,206
85,600 China International Travel Service
Corporation, Ltd. 1,876,037
247,500 China Merchants Bank Company,
Ltd. 1,146,950
8,495 Kweichow Moutai Company, Ltd. 1,764,137
183,100 LONGi Green Energy Technology
Company, Ltd. 1,059,146
172,425 Midea Group Company, Ltd. 1,461,755
297,000 Ping An Insurance Company of
China, Ltd. 2,960,791
95,982 Shanghai International Airport
Company, Ltd. 980,034
59,100 Shenzhou International Group
Holdings, Ltd. 718,491
Total 14,041,661
Hong Kong (4.2%)
142,000 AIA Group, Ltd. 1,328,780
48,500 China Mobile, Ltd. 327,475
38,530 Hong Kong Exchanges & Clearing,
Ltd. 1,641,059
Total 3,297,314
India (10.8%)
30,407 Hindustan Unilever, Ltd. 879,090
84,762 Housing Development Finance
Corporation 1,970,897
370,180 ITC, Ltd.
b
955,839
78,626 Kotak Mahindra Bank, Ltd. 1,419,201
87,121 SBI Life Insurance Company, Ltd.
a,b
930,191
55,730 Tata Consultancy Services, Ltd. 1,534,109
16,447 Ultra Tech Cement, Ltd. 850,263
Total 8,539,590
Indonesia (3.6%)
2,295,800 Astra International Tbk PT 776,526
Shares Common Stock (90.8%) Value
Indonesia (3.6%) - continued
624,800 Bank Central Asia Tbk PT $ 1,250,101
3,258,200 Bank Rakyat Indonesia Persero
Tbk PT 695,440
163,500 Indocement Tunggal Prakarsa Tbk
PT
b
135,724
Total 2,857,791
Mexico (3.0%)
18,300 Fomento Economico Mexicano SAB
de CV ADR 1,134,783
37,500 Grupo Aeroportuario del Sureste ,
SAB de CV 420,120
245,813 Grupo Financiero Banorte SAB de
CV ADR
b
850,552
Total 2,405,455
Netherlands (4.8%)
2,900 ASML Holding NV 1,060,853
17,466 Prosus NV
b
1,623,603
22,635 Yandex NV
b
1,132,203
Total 3,816,659
Philippines (2.2%)
1,693,000 Ayala Land, Inc. 1,154,700
405,076 Bank of the Philippine Islands 586,955
Total 1,741,655
Russian Federation (3.3%)
15,899 Lukoil ADR 1,181,839
48,566 NovaTek PJSC 694,438
252,698 Sberbank of Russia PJSC
b
722,448
Total 2,598,725
South Africa (2.5%)
10,725 Naspers, Ltd. 1,971,045
Total 1,971,045
South Korea (2.8%)
3,386 LG Chem , Ltd. 1,397,331
2,630 Samsung SDI Company, Ltd. 804,153
Total 2,201,484
Taiwan (6.8%)
505,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 5,398,487
Total 5,398,487
Turkey (0.6%)
50,387 BIM Birlesik Magazalar AS 499,566
Total 499,566
United Kingdom (0.7%)
28,800 Mondi plc 540,460
Total 540,460
United States (2.7%)
1,630 Mercadolibre , Inc.
b
1,606,805

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
195
Shares Common Stock (90.8%) Value
United States (2.7%) - continued
10,258 Yum China Holding, Inc. $ 493,102
Total 2,099,907
Total Common Stock
(cost $57,566,371) 71,912,545
Shares Preferred Stock ( 7.8% )
South Korea (7.8%)
158,446 Samsung Electronics Company,
Ltd. 6,172,154
Total 6,172,154
Total Preferred Stock
(cost $2,818,372) 6,172,154
Shares Short-Term Investments ( 1.3% )
Thrivent Core Short-Term Reserve
Fund
102,543 0.750% 1,026,452
Total Short-Term Investments
(cost $1,024,329) 1,026,452
Total Investments (cost
$61,409,072) 99.9% $79,111,151
Other Assets and Liabilities,
Net 0.1% 105,274
Total Net Assets 100.0% $79,216,425
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $2,734,224 or 3.5% of
total net assets.
b Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 22,116,193
Gross unrealized depreciation (4,478,254)
Net unrealized appreciation (depreciation) $ 17,637,939
Cost for federal income tax purposes $ 61,473,212

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
196
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,822,741 3,206,523 9,616,218 –
Consumer Discretionary 11,053,665 3,779,121 7,274,544 –
Consumer Staples 6,082,956 1,134,783 4,948,173 –
Energy 3,262,810 – 3,262,810 –
Financials 18,445,719 1,318,751 17,126,968 –
Health Care 954,492 – 954,492 –
Industrials 3,723,873 – 3,723,873 –
Information Technology 8,797,602 – 8,797,602 –
Materials 4,554,841 1,631,063 2,923,778 –
Real Estate 1,154,700 – 1,154,700 –
Utilities 1,059,146 – 1,059,146 –
Preferred Stock
Information Technology 6,172,154 – 6,172,154 –
Subtotal Investments in Securities $78,084,699 $11,070,241 $67,014,458 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,026,452
Subtotal Other Investments $1,026,452
Total Investments at Value $79,111,151
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $733 $9,252 $8,960 $1,026 103 1.3%
Total Affiliated Short-Term Investments
733
1,026 1.3
Total Value
$733
$1,026
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(1) $2 – $8
Total Income/Non Income Cash from Affiliated
Investments $8
Total Value $(1) $2 $–

Partner Growth Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
197
Shares Common Stock ( 99.4% ) Value
Communications Services (13.5%)
7,300 Activision Blizzard, Inc. $ 554,070
5,855 Alphabet, Inc., Class A
a
8,302,683
5,045 Alphabet, Inc., Class C
a
7,131,663
62,515 Facebook, Inc.
a
14,195,281
6,936 IAC/ InterActiveCorp
a
2,243,102
12,506 Match Group, Inc.
a
1,338,767
11,002 Spotify Technology SA
a
2,840,606
41,400 Tencent Holdings, Ltd. 2,652,826
Total 39,258,998
Consumer Discretionary (22.4%)
36,128 Alibaba Group Holding, Ltd. ADR
a
7,792,810
11,385 Amazon.com, Inc.
a
31,409,166
19,807 Aptiv plc 1,543,361
1,460 Booking Holdings, Inc.
a
2,324,816
8,867 CarMax, Inc.
a
794,040
13,569 Carvana Company
a
1,630,994
1,959 Chipotle Mexican Grill, Inc.
a
2,061,573
18,766 Dollarama , Inc. 624,243
17,647 DraftKings Inc.
a
586,939
14,204 Ferrari NV 2,429,026
9,046 Lululemon Athletica , Inc.
a
2,822,443
15,632 Netflix, Inc.
a
7,113,185
31,570 Ross Stores, Inc. 2,691,027
17,459 Wynn Resorts, Ltd. 1,300,521
Total 65,124,144
Financials (3.1%)
7,900 Cboe Global Markets, Inc. 736,912
23,966 Chubb, Ltd. 3,034,575
6,910 Goldman Sachs Group, Inc. 1,365,554
1,843 MSCI, Inc. 615,230
6,162 S&P Global, Inc. 2,030,256
6,780 TD Ameritrade Holding
Corporation 246,656
10,405 Tradeweb Markets, Inc. 604,947
9,386 XP, Inc.
a
394,306
Total 9,028,436
Health Care (11.3%)
15,800 AbbVie, Inc. 1,551,244
23,395 Alcon, Inc.
a
1,344,259
1,175 Align Technology, Inc.
a
322,467
10,407 Anthem, Inc. 2,736,833
1,228 Argenx SE ADR
a
276,582
42,686 Centene Corporation
a
2,712,695
18,480 Cigna Holding Company 3,467,772
17,538 HCA Healthcare, Inc. 1,702,238
2,329 Humana, Inc. 903,070
14,184 Incyte Corporation
a
1,474,710
6,948 Intuitive Surgical, Inc.
a
3,959,179
16,698 Stryker Corporation 3,008,813
19,244 UnitedHealth Group, Inc. 5,676,018
13,481 Vertex Pharmaceuticals, Inc.
a
3,913,669
Total 33,049,549
Industrials (8.0%)
7,494 Cintas Corporation 1,996,102
8,100 Cummins, Inc. 1,403,406
11,529 Equifax, Inc. 1,981,604
29,385 Fortive Corporation 1,988,189
197,737 General Electric Company 1,350,544
10,713 JB Hunt Transport Services, Inc. 1,289,202
Shares Common Stock (99.4%) Value
Industrials (8.0%) - continued
7,857 Linde Public Limited Company $ 1,666,548
7,000 Parker-Hannifin Corporation 1,282,890
7,966 Roper Industries, Inc. 3,092,879
4,725 Teledyne Technologies, Inc.
a
1,469,239
35,795 TransUnion 3,115,597
7,500 Union Pacific Corporation 1,268,025
22,987 Wabtec Corporation 1,323,362
Total 23,227,587
Information Technology (40.9%)
5,250 Adobe, Inc.
a
2,285,378
38,198 Advanced Micro Devices, Inc.
a
2,009,597
38,678 Apple, Inc. 14,109,735
9,646 ASML Holding NV GDR 3,550,017
6,100 Avalara, Inc.
a
811,849
10,925 CrowdStrike Holdings, Inc.
a
1,095,668
17,900 Datadog , Inc.
a
1,556,405
38,461 Fidelity National Information
Services, Inc. 5,157,236
36,790 Fiserv, Inc.
a
3,591,440
18,042 Global Payments, Inc. 3,060,284
14,715 Intuit, Inc. 4,358,436
79,169 Marvell Technology Group, Ltd. 2,775,665
28,133 MasterCard, Inc. 8,318,928
126,383 Microsoft Corporation 25,720,204
6,841 NVIDIA Corporation 2,598,964
5,973 Paycom Software, Inc.
a
1,850,017
29,988 PayPal Holdings, Inc.
a
5,224,809
31,507 Salesforce.com, Inc.
a
5,902,206
20,950 Sea, Ltd. ADR
a
2,246,678
8,206 ServiceNow , Inc.
a
3,323,922
34,766 Slack Technologies, Inc.
a
1,080,875
126,367 Snap, Inc.
a
2,968,361
17,439 Splunk , Inc.
a
3,465,129
9,236 Temenos AG 1,435,496
47,710 Visa, Inc. 9,216,141
6,344 Workday, Inc.
a
1,188,612
Total 118,902,052
Utilities (0.2%)
4,244 Sempra Energy 497,524
Total 497,524
Total Common Stock
(cost $149,954,585) 289,088,290
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
2,943 Airbnb, Inc., Series D,
Convertible
a,b
161,865
Total 161,865
Total Preferred Stock
(cost $119,818) 161,865

Partner Growth Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
198
Shares Short-Term Investments ( 2.3% ) Value
Thrivent Core Short-Term Reserve
Fund
665,877 0.750% $ 6,665,428
Total Short-Term Investments
(cost $6,662,806) 6,665,428
Total Investments (cost
$156,737,209) 101.8% $295,915,583
Other Assets and Liabilities, Net
(1.8%) (5,184,214)
Total Net Assets 100.0% $290,731,369
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 141,211,396
Gross unrealized depreciation (2,647,421)
Net unrealized appreciation (depreciation) $ 138,563,975
Cost for federal income tax purposes $ 157,351,608

Partner Growth Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
199
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Partner Growth Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 39,258,998 36,606,172 2,652,826 –
Consumer Discretionary 65,124,144 64,499,901 624,243 –
Financials 9,028,436 9,028,436 – –
Health Care 33,049,549 31,705,290 1,344,259 –
Industrials 23,227,587 23,227,587 – –
Information Technology 118,902,052 117,466,556 1,435,496 –
Utilities 497,524 497,524 – –
Preferred Stock
Consumer Discretionary 161,865 – – 161,865
Subtotal Investments in Securities $289,250,155 $283,031,466 $6,056,824 $161,865
Other Investments  * Total
Affiliated Short-Term Investments 6,665,428
Subtotal Other Investments $6,665,428
Total Investments at Value $295,915,583
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $827 $40,094 $34,272 $6,665 666 2.3%
Total Affiliated Short-Term Investments
827
6,665 2.3
Total Value
$827
$6,665
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $13 $3 – $19
Total Income/Non Income Cash from Affiliated
Investments $19
Total Value $13 $3 $–

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
200
Shares Common Stock ( 99.1% ) Value
Biotechnology (23.3%)
5,765 ACADIA Pharmaceuticals, Inc.
a
$ 279,430
20,110 Acceleron Pharma, Inc.
a
1,915,880
13,156 Agios Pharmaceuticals, Inc.
a
703,583
13,869 Alexion Pharmaceuticals, Inc.
a
1,556,657
16,105 Allakos , Inc.
a
1,157,305
3,911 Allogene Therapeutics, Inc.
a
167,469
16,711 Alnylam Pharmaceuticals, Inc.
a
2,475,066
32,759 Amgen, Inc. 7,726,538
5,986 Arcutis Biotherapeutics , Inc.
a
181,017
16,312 Arena Pharmaceuticals, Inc.
a
1,026,840
10,449 Atreca , Inc.
a
222,355
5,747 Biogen, Inc.
a
1,537,610
30,766 BioMarin Pharmaceutical, Inc.
a
3,794,678
5,278 Blueprint Medicines Corporation
a
411,684
4,007 ChemoCentryx , Inc.
a
230,563
7,651 Dicerna Pharmaceuticals, Inc.
a
194,335
4,628 Eidos Therapeutics, Inc.
a
220,617
3,080 FibroGen , Inc.
a
124,832
3,324 Galapagos NV ADR
a
655,792
3,808 Genfit ADR
a
21,096
7,730 Genmab AS
a
2,606,503
23,099 Genmab AS ADR
a
782,825
41,345 Gilead Sciences, Inc. 3,181,084
15,038 Halozyme Therapeutics, Inc.
a
403,169
17,178 Immunomedics , Inc.
a
608,788
17,951 Immunovant , Inc.
a
437,107
12,716 Incyte Corporation
a
1,322,083
7,225 Intellia Therapeutics, Inc.
a
151,869
16,200 Iovance Biotherapeutics , Inc.
a
444,690
4,670 Kodiak Sciences, Inc.
a
252,740
2,683 Krystal Biotech, Inc.
a
111,130
17,487 Livongo Health, Inc.
a
1,314,848
30,019 Mersana Therapeutics, Inc.
a
702,445
2,738 Mirati Therapeutics, Inc.
a
312,597
11,395 Molecular Templates, Inc.
a
157,137
17,263 Neurocrine Biosciences, Inc.
a
2,106,086
4,360 Passage Bio, Inc.
a
119,159
41,606 PPD, Inc.
a
1,115,041
2,309 Principia Biopharma, Inc.
a
138,055
4,421 RAPT Therapeutics, Inc.
a
128,297
6,620 Regeneron Pharmaceuticals, Inc.
a
4,128,563
4,632 Sarepta Therapeutics, Inc.
a
742,695
33,169 Seattle Genetics, Inc.
a
5,636,076
575 Syndax Pharmaceuticals, Inc.
a
8,522
3,797 Urovant Sciences, Ltd.
a
37,362
22,299 Vertex Pharmaceuticals, Inc.
a
6,473,623
6,558 Vir Biotechnology, Inc.
a
268,681
Total 58,294,522
Financials (0.1%)
6,700 ARYA Sciences Acquisition
Corporation II
a
77,720
19,084 Longview Acquisition Corporation
a
192,748
Total 270,468
Health Care Distributors (0.8%)
7,353 AmerisourceBergen Corporation 740,962
13,215 Cardinal Health, Inc. 689,691
3,179 McKesson Corporation 487,722
Total 1,918,375
Health Care Equipment (26.9%)
123,961 Abbott Laboratories 11,333,754
5,667 ABIOMED, Inc.
a
1,368,920
Shares Common Stock (99.1%) Value
Health Care Equipment (26.9%) - continued
73,568 Avantor , Inc.
a
$ 1,250,656
65,730 Baxter International, Inc. 5,659,353
16,304 Becton, Dickinson and Company 3,901,058
193,878 Boston Scientific Corporation
a
6,807,057
83,367 Edwards Lifesciences Corporation
a
5,761,493
19,666 Envista Holdings Corporation
a
414,756
7,307 Intuitive Surgical, Inc.
a
4,163,748
15,822 Masimo Corporation
a
3,607,258
76,631 Medtronic plc 7,027,063
7,620 Nevro Corporation
a
910,361
13,332 ResMed , Inc. 2,559,744
2,358 SI-BONE, Inc.
a
37,587
5,081 Silk Road Medical, Inc.
a
212,843
31,660 Stryker Corporation 5,704,815
10,242 Teleflex, Inc. 3,727,883
22,373 Varian Medical Systems, Inc.
a
2,741,140
Total 67,189,489
Health Care Facilities (0.5%)
20,731 Encompass Health Corporation 1,283,871
Total 1,283,871
Health Care Services (5.5%)
9,708 Amedisys , Inc.
a
1,927,426
27,863 Cigna Holding Company 5,228,492
10,573 LHC Group, Inc.
a
1,843,085
6,684 Quest Diagnostics, Inc. 761,709
20,619 Teladoc Health, Inc.
a
3,934,930
Total 13,695,642
Health Care Supplies (1.4%)
61,171 Alcon, Inc.
a
3,506,322
Total 3,506,322
Life Sciences Tools & Services (5.7%)
7,216 Agilent Technologies, Inc. 637,678
7,622 Illumina, Inc.
a
2,822,808
13,973 IQVIA Holding, Inc.
a
1,982,489
19,678 Thermo Fisher Scientific, Inc. 7,130,127
122,136 WuXi AppTec Company, Ltd.
b
1,595,055
Total 14,168,157
Managed Health Care (12.9%)
21,393 Anthem, Inc. 5,625,931
45,097 Centene Corporation
a
2,865,915
16,731 Humana, Inc. 6,487,445
58,782 UnitedHealth Group, Inc. 17,337,751
Total 32,317,042
Pharmaceuticals (22.0%)
11,366 Alector , Inc.
a
277,785
12,086 Apellis Pharmaceuticals, Inc.
a
394,729
8,300 AstraZeneca plc 863,815
86,569 Bristol-Myers Squibb Company 5,090,257
15,967 Corbus Pharmaceuticals Holdings,
Inc.
a
133,963
16,300 Eisai Company, Ltd. 1,295,018
39,285 Eli Lilly and Company 6,449,811
52,279 GlaxoSmithKline plc 1,056,016
472,505 Hansoh Pharmaceutical Group
Company, Ltd.
a,b
2,234,671
182,000 Hua Medicine
a,b
166,255

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
201
Shares Common Stock (99.1%) Value
Pharmaceuticals (22.0%) - continued
84,284 Johnson & Johnson $ 11,852,859
55,007 Merck & Company, Inc. 4,253,691
13,231 Merck KGaA 1,540,715
3,585 MyoKardia , Inc.
a
346,383
12,798 Nektar Therapeutics
a
296,402
163,825 Pfizer, Inc. 5,357,077
1,459 Reata Pharmaceuticals, Inc.
a
227,633
6,560 Roche Holding AG 2,272,709
8,198 Royalty Pharma PLC
a
398,013
36,364 Sanofi 3,708,553
28,875 Sanofi ADR 1,474,069
7,120 Tricida , Inc.
a
195,657
62,500 Wuxi Biologics (Cayman), Inc.
a,b
1,147,226
28,821 Zoetis, Inc. 3,949,630
Total 54,982,937
Total Common Stock
(cost $181,498,339) 247,626,825
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
199,263 0.750% 1,994,621
Total Short-Term Investments
(cost $1,990,665) 1,994,621
Total Investments (cost
$183,489,004) 99.9% $249,621,446
Other Assets and Liabilities, Net
0.1% 161,784
Total Net Assets 100.0% $249,783,230
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $5,143,207 or 2.1% of
total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 66,961,412
Gross unrealized depreciation (1,214,622)
Net unrealized appreciation (depreciation) $ 65,746,790
Cost for federal income tax purposes $ 183,874,656
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 58,294,522 55,688,019 2,606,503 –
Financials 270,468 270,468 – –
Health Care Distributors 1,918,375 1,918,375 – –
Health Care Equipment 67,189,489 67,189,489 – –
Health Care Facilities 1,283,871 1,283,871 – –
Health Care Services 13,695,642 13,695,642 – –
Health Care Supplies 3,506,322 3,506,322 – –
Life Sciences Tools & Services 14,168,157 12,573,102 1,595,055 –
Managed Health Care 32,317,042 32,317,042 – –
Pharmaceuticals 54,982,937 40,697,959 14,284,978 –
Subtotal Investments in Securities $247,626,825 $229,140,289 $18,486,536 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,994,621
Subtotal Other Investments $1,994,621
Total Investments at Value $249,621,446
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
202
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Partner Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Net realized gains/(losses) on Foreign currency forward contracts (93,907)
Total Foreign Exchange Contracts (93,907)
Total ($93,907)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Partner Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts 138,339
Total Foreign Exchange Contracts 138,339
Total $138,339
The following table presents Partner Healthcare Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Foreign Exchange Contracts
Contracts Purchased $102,360
Contracts Sold (296,494)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $305 $25,575 $23,888 $1,995 199 0.8%
Total Affiliated Short-Term Investments
305
1,995 0.8
Total Value
$305
$1,995
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(1) $4 – $19
Total Income/Non Income Cash from Affiliated
Investments $19
Total Value $(1) $4 $–

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
203
Shares Common Stock ( 99.5% ) Value
Diversified REITs (4.9%)
12,736 American Assets Trust, Inc. $ 354,570
42,667 Cousins Properties, Inc. 1,272,757
86,570 Duke Realty Corporation 3,063,712
25,274 Spirit Realty Capital, Inc. 881,052
57,506 Store Capital Corporation 1,369,218
135,120 VEREIT, Inc. 868,821
5,484 WP Carey, Inc. 370,993
Total 8,181,123
Health Care REITs (7.8%)
29,462 Healthcare Realty Trust, Inc. 862,942
55,525 Healthcare Trust of America, Inc. 1,472,523
130,703 Healthpeak Properties, Inc. 3,602,175
51,544 Medical Properties Trust, Inc. 969,027
13,630 Omega Healthcare Investors, Inc. 405,220
35,476 Physicians Realty Trust 621,539
48,398 Ventas, Inc. 1,772,335
63,639 Welltower , Inc. 3,293,318
Total 12,999,079
Hotel & Resort REITs (2.7%)
144,451 Host Hotels & Resorts, Inc. 1,558,626
51,182 MGM Growth Properties LLC 1,392,662
41,347 Park Hotels & Resorts, Inc. 408,922
30,634 RLJ Lodging Trust 289,185
11,587 Ryman Hospitality Properties 400,910
55,189 Sunstone Hotel Investors, Inc. 449,791
Total 4,500,096
Industrial REITs (15.8%)
65,892 Americold Realty Trust 2,391,880
5,724 EastGroup Properties, Inc. 678,924
37,696 First Industrial Realty Trust, Inc. 1,449,034
161,950 Prologis, Inc. 15,114,793
54,214 Rexford Industrial Realty, Inc. 2,246,086
10,103 SBA Communications Corporation 3,009,886
26,233 STAG Industrial, Inc. 769,151
10,145 Terreno Realty Corporation 534,033
Total 26,193,787
Information Technology (0.2%)
14,855 Switch, Inc. 264,716
Total 264,716
Office REITs (10.0%)
33,473 Alexandria Real Estate Equities,
Inc. 5,430,994
29,983 Boston Properties, Inc. 2,709,864
16,946 Corporate Office Properties Trust 429,412
39,590 Douglas Emmett, Inc. 1,213,829
25,312 Highwoods Properties, Inc. 944,897
69,676 Hudson Pacific Properties, Inc. 1,753,048
21,108 JBG SMITH Properties 624,164
35,146 Kilroy Realty Corporation 2,063,070
15,741 SL Green Realty Corporation 775,874
14,954 Vornado Realty Trust 571,392
Total 16,516,544
Shares Common Stock (99.5%) Value
Real Estate Operating Companies (0.3%)
29,737 Essential Properties Realty Trust,
Inc. $ 441,297
Total 441,297
Residential REITs (21.8%)
21,262 American Campus Communities,
Inc. 743,320
98,994 American Homes 4 Rent 2,662,939
32,937 Apartment Investment &
Management Company 1,239,749
31,062 AvalonBay Communities, Inc. 4,803,428
30,131 Camden Property Trust 2,748,550
58,530 Equity Lifestyle Properties, Inc. 3,656,954
70,413 Equity Residential 4,141,693
14,985 Essex Property Trust, Inc. 3,434,112
178,046 Invitation Homes, Inc. 4,901,606
18,105 Mid-America Apartment
Communities, Inc. 2,076,100
27,018 Sun Communities, Inc. 3,665,802
54,324 UDR, Inc. 2,030,631
Total 36,104,884
Retail REITs (7.3%)
17,204 Acadia Realty Trust 223,308
17,997 Agree Realty Corporation 1,182,583
53,491 Brixmor Property Group, Inc. 685,755
10,995 Federal Realty Investment Trust 936,884
30,787 Kimco Realty Corporation 395,305
28,080 National Retail Properties, Inc. 996,278
29,469 Realty Income Corporation 1,753,405
41,855 Regency Centers Corporation 1,920,726
42,716 Simon Property Group, Inc. 2,920,920
37,006 SITE Centers Corporation 299,749
25,301 Urban Edge Properties 300,323
27,842 Weingarten Realty Investors 527,049
Total 12,142,285
Specialized REITs (28.7%)
27,765 American Tower Corporation 7,178,363
6,880 CoreSite Realty Corporation 832,893
22,903 Crown Castle International
Corporation 3,832,817
46,586 CubeSmart 1,257,356
32,045 CyrusOne , Inc. 2,331,274
32,622 Digital Realty Trust, Inc. 4,635,912
20,424 Equinix , Inc. 14,343,775
31,782 Extra Space Storage, Inc. 2,935,703
16,959 Four Corners Property Trust, Inc. 413,800
17,926 Gaming and Leisure Properties,
Inc. 620,240
9,206 GDS Holdings, Ltd. ADR
a
733,350
10,753 Life Storage, Inc. 1,020,997
9,965 National Storage Affiliates Trust 285,597
15,504 Public Storage, Inc. 2,975,063
19,694 QTS Realty Trust, Inc. 1,262,188
114,745 VICI Properties, Inc. 2,316,702
30,668 Weyerhaeuser Company 688,803
Total 47,664,833
Total Common Stock
(cost $132,956,402) 165,008,644

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
204
Shares Short-Term Investments ( 0.3% ) Value
Thrivent Core Short-Term Reserve
Fund
42,780 0.750% $ 428,225
Total Short-Term Investments
(cost $428,225) 428,225
Total Investments (cost
$133,384,627) 99.8% $165,436,869
Other Assets and Liabilities, Net
0.2% 310,982
Total Net Assets 100.0% $165,747,851
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underl ying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 44,033,722
Gross unrealized depreciation (13,369,688)
Net unrealized appreciation (depreciation) $ 30,664,034
Cost for federal income tax purposes $ 134,772,835

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
205
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 8,181,123 8,181,123 – –
Health Care REITs 12,999,079 12,999,079 – –
Hotel & Resort REITs 4,500,096 4,500,096 – –
Industrial REITs 26,193,787 26,193,787 – –
Information Technology 264,716 264,716 – –
Office REITs 16,516,544 16,516,544 – –
Real Estate Operating Companies 441,297 441,297 – –
Residential REITs 36,104,884 36,104,884 – –
Retail REITs 12,142,285 12,142,285 – –
Specialized REITs 47,664,833 47,664,833 – –
Subtotal Investments in Securities $165,008,644 $165,008,644 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 428,225
Subtotal Other Investments $428,225
Total Investments at Value $165,436,869
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $1,173 $9,361 $10,108 $428 43 0.3%
Total Affiliated Short-Term Investments
1,173
428 0.3
Total Value
$1,173
$428
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $2 $– – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Total Value $2 $– $–

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
206
Shares Common Stock ( 96.8% ) Value
Communications Services (0.2%)
13,001 ORBCOMM, Inc.
a
$ 50,054
Total 50,054
Consumer Discretionary (11.6%)
1,928 Bright Horizons Family Solutions,
Inc.
a
225,962
953 Burlington Stores, Inc.
a
187,674
12,487 Cooper-Standard Holdings, Inc.
a
165,453
10,646 Duluth Holdings, Inc.
a,b
78,461
3,892 Etsy, Inc.
a
413,447
4,350 Five Below, Inc.
a
465,059
3,683 Ollie's Bargain Outlet Holdings,
Inc.
a
359,645
8,092 Planet Fitness, Inc.
a
490,132
14,475 Playa Hotels and Resorts NV
a,b
52,400
13,267 Red Rock Resorts, Inc. 144,743
6,222 Skyline Corporation
a
151,443
10,239 Texas Roadhouse, Inc. 538,264
3,029 Wingstop , Inc. 420,940
Total 3,693,623
Consumer Staples (2.9%)
1,852 Casey's General Stores, Inc. 276,911
8,850 e.l.f . Beauty, Inc.
a
168,770
8,738 Simply Good Foods Company
a
162,352
12,588 Turning Point Brands, Inc. 313,567
Total 921,600
Energy (0.3%)
13,556 Nine Energy Service, Inc.
a
26,434
7,268 Talos Energy, Inc.
a
66,866
Total 93,300
Financials (6.4%)
6,297 Ameris Bancorp 148,546
5,218 Assured Guaranty, Ltd. 127,371
5,283 Essent Group, Ltd. 191,615
36,423 Everi Holdings, Inc.
a
187,943
4,311 Hamilton Lane, Inc. 290,432
1,695 Interactive Brokers Group, Inc. 70,800
2,354 Kemper Corporation 170,712
5,707 Prosight Global, Inc.
a
50,792
4,731 Santander Consumer USA
Holdings, Inc.
b
87,098
7,031 Seacoast Banking Corporation of
Florida
a
143,433
6,343 Spirit of Texas Bancshares, Inc.
a
78,082
2,369 TMX Group, Ltd. 234,230
6,541 Western Alliance Bancorp 247,708
Total 2,028,762
Health Care (23.1%)
3,338 Agios Pharmaceuticals, Inc.
a
178,516
1,761 Arena Pharmaceuticals, Inc.
a
110,855
810 Argenx SE ADR
a
182,436
9,684 Axonics Modulation Technologies,
Inc.
a,b
340,005
2,339 Biohaven Pharmaceutical Holding
Company, Ltd.
a
171,004
1,179 Bio- Techne Corporation 311,338
7,026 Catalent , Inc.
a
515,006
5,570 Guardant Health, Inc.
a
451,894
8,132 Halozyme Therapeutics, Inc.
a
218,019
Shares Common Stock (96.8%) Value
Health Care (23.1%) - continued
4,887 Inspire Medical Systems, Inc.
a
$ 425,267
5,074 LHC Group, Inc.
a
884,500
1,500 Ligand Pharmaceuticals, Inc.
a,b
167,775
731 Mesa Laboratories, Inc. 158,481
1,469 MyoKardia , Inc.
a
141,935
7,984 Natera , Inc.
a
398,082
2,339 Neurocrine Biosciences, Inc.
a
285,358
3,274 Nevro Corporation
a
391,145
11,150 Optinose , Inc.
a
82,956
2,717 Repligen Corporation
a
335,848
750 Sage Therapeutics, Inc.
a
31,185
9,775 Silk Road Medical, Inc.
a
409,475
7,846 Tactile Systems Technology, Inc.
a
325,060
956 Teleflex, Inc. 347,965
2,014 Veeva Systems, Inc.
a
472,122
Total 7,336,227
Industrials (16.8%)
6,680 Aerojet Rocketdyne Holdings, Inc.
a
264,795
10,547 Altra Industrial Motion Corporation 336,027
6,258 ASGN, Inc.
a
417,283
4,663 Casella Waste Systems, Inc.
a
243,035
6,083 Chart Industries, Inc.
a
294,965
2,630 John Bean Technologies
Corporation 226,233
3,072 Lincoln Electric Holdings, Inc. 258,785
2,126 Mercury Systems, Inc.
a
167,231
22,106 Meritor, Inc.
a
437,699
4,251 Middleby Corporation
a
335,574
797 Nordson Corporation 151,199
11,400 Ritchie Brothers Auctioneers, Inc. 465,690
3,376 Saia, Inc.
a
375,344
2,627 Simpson Manufacturing Company,
Inc. 221,614
2,843 SiteOne Landscape Supply, Inc.
a,b
324,017
2,430 Trex Company, Inc.
a
316,070
953 Watsco , Inc. 169,348
12,894 Willdan Group, Inc.
a
322,479
Total 5,327,388
Information Technology (30.9%)
2,554 Alteryx , Inc.
a
419,571
4,137 Anaplan, Inc.
a
187,447
4,565 Avalara, Inc.
a
607,556
5,642 Bandwidth, Inc.
a,b
716,534
4,775 Blackline, Inc.
a
395,895
4,958 Cognex Corporation 296,092
1,928 Coupa Software, Inc.
a
534,133
6,010 Descartes Systems Group, Inc.
a
317,929
5,830 Dolby Laboratories, Inc. 384,022
4,050 Endava plc ADR
a
195,615
2,860 Euronet Worldwide, Inc.
a
274,045
13,691 Eventbrite, Inc.
a
117,332
5,291 Five9, Inc.
a
585,555
2,532 Guidewire Software, Inc.
a
280,672
6,389 Health Catalyst, Inc.
a,b
186,367
2,461 Inphi Corporation
a
289,167
10,979 Lattice Semiconductor
Corporation
a
311,694
3,981 Lumentum Holdings, Inc.
a
324,173
12,520 Medallia , Inc.
a,b
316,005
3,766 MKS Instruments, Inc. 426,462
3,668 Monolithic Power Systems, Inc. 869,316
4,052 Nova Measuring Instruments, Ltd.
a
195,266

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
207
Shares Common Stock (96.8%) Value
Information Technology (30.9%) - continued
2,108 Novanta , Inc.
a
$ 225,071
2,559 Proofpoint , Inc.
a
284,356
4,062 Q2 Holdings, Inc.
a
348,479
2,633 Rogers Corporation
a
328,072
15,065 SailPoint Technologies Holdings,
Inc.
a
398,771
Total 9,815,597
Materials (1.9%)
17,049 Louisiana-Pacific Corporation 437,307
874 Quaker Chemical Corporation 162,258
Total 599,565
Real Estate (2.7%)
1,427 CoreSite Realty Corporation 172,753
2,962 FirstService Corporation 298,421
4,375 NexPoint Residential Trust, Inc. 154,656
5,986 Rexford Industrial Realty, Inc. 248,000
Total 873,830
Total Common Stock
(cost $25,683,973) 30,739,946
Shares
Collateral Held for Securities
Loaned ( 5.9% ) Value
1,864,876 Thrivent Cash Management Trust 1,864,876
Total Collateral Held for
Securities Loaned
(cost $1,864,876) 1,864,876
Shares
Registered Investment
Companies ( 0.5% ) Value
Unaffiliated  (0.5%)
4,578 SPDR S&P Regional Banking ETF 175,750
Total 175,750
Total Registered Investment
Companies (cost $167,891) 175,750
Shares Short-Term Investments ( 4.4% ) Value
Thrivent Core Short-Term Reserve
Fund
138,607 0.750% 1,387,455
Total Short-Term Investments
(cost $1,386,217) 1,387,455
Total Investments (cost
$29,102,957) 107.6% $34,168,027
Other Assets and Liabilities, Net
(7.6%) (2,420,391)
Total Net Assets 100.0% $31,747,636
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 1,664,555
Total lending $1,664,555
Gross amount payable upon return of
collateral for securities loaned $1,864,876
Net amounts due to counterparty
$200,321
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 6,732,777
Gross unrealized depreciation (1,716,649)
Net unrealized appreciation (depreciation) $ 5,016,128
Cost for federal income tax purposes $ 29,151,899

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
208
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 50,054 50,054 – –
Consumer Discretionary 3,693,623 3,693,623 – –
Consumer Staples 921,600 921,600 – –
Energy 93,300 93,300 – –
Financials 2,028,762 1,794,532 234,230 –
Health Care 7,336,227 7,336,227 – –
Industrials 5,327,388 5,327,388 – –
Information Technology 9,815,597 9,815,597 – –
Materials 599,565 599,565 – –
Real Estate 873,830 873,830 – –
Registered Investment Companies
Unaffiliated 175,750 175,750 – –
Subtotal Investments in Securities $30,915,696 $30,681,466 $234,230 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,387,455
Collateral Held for Securities Loaned 1,864,876
Subtotal Other Investments $3,252,331
Total Investments at Value $34,168,027
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $1,003 $9,159 $8,777 $1,387 139 4.4%
Total Affiliated Short-Term Investments
1,003
1,387 4.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,532 9,532 9,199 1,865 1,865 5.9
Total Collateral Held for Securities Loaned
1,532
1,865 5.9
Total Value
$2,535
$3,252
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $1 $1 – $6
Total Income/Non Income Cash from Affiliated
Investments $6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $1 $1 $–

Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
209
Shares Common Stock ( 97.0% ) Value
% of
Net
Assets
Communications Services (2.3%)
35,124 Cogent Communications
Holdings $ 2,717,193 0.5%
81,901 Iridium Communications, Inc.
a
2,083,561 0.4%
Other Securities
^
7,821,562 1.4%
Total 12,622,316
Consumer Discretionary (14.5%)
56,394 Crocs, Inc.
a
2,076,427 0.4%
34,320 Fox Factory Holding
Corporation
a
2,835,175 0.5%
21,039 LCI Industries 2,419,064 0.4%
18,551 Lithia Motors, Inc. 2,807,323 0.5%
29,581 Meritage Homes Corporation
a
2,251,706 0.4%
13,585 Stamps.com, Inc.
a
2,495,429 0.5%
24,762 Wingstop , Inc. 3,441,175 0.6%
56,042 YETI Holdings, Inc.
a
2,394,675 0.4%
Other Securities
^
60,372,479 10.8%
Total 81,093,453
Consumer Staples (3.6%)
11,440 WD-40 Company
b
2,268,552 0.4%
Other Securities
^
17,639,983 3.2%
Total 19,908,535
Energy (3.0%)
Other Securities
^
16,582,884 3.0%
Total 16,582,884
Financials (14.6%)
43,604 Community Bank System, Inc. 2,486,300 0.4%
107,754 CVB Financial Corporation 2,019,310 0.4%
21,439 eHealth, Inc.
a
2,106,167 0.4%
40,797 Green Dot Corporation
a
2,002,317 0.4%
17,324 Kinsale Capital Group, Inc. 2,688,858 0.5%
Other Securities
^
70,333,855 12.5%
Total 81,636,807
Health Care (12.7%)
37,301 Emergent Biosolutions , Inc.
a
2,949,763 0.5%
74,004 HMS Holdings Corporation
a
2,396,990 0.4%
27,483 Integer Holdings Corporation
a
2,007,633 0.4%
22,503 Medpace Holdings, Inc.
a
2,093,229 0.4%
46,357 Merit Medical Systems, Inc.
a
2,116,197 0.4%
98,524 Momenta Pharmaceuticals,
Inc.
a
3,277,893 0.6%
44,287 Neogen Corporation
a
3,436,671 0.6%
91,901 NeoGenomics , Inc.
a
2,847,093 0.5%
35,674 Omnicell , Inc.
a
2,519,298 0.5%
Other Securities
^
47,152,667 8.4%
Total 70,797,434
Industrials (17.5%)
55,771 ABM Industries, Inc. 2,024,487 0.4%
60,471 Aerojet Rocketdyne Holdings,
Inc.
a
2,397,071 0.4%
Shares Common Stock (97.0%) Value
% of
Net
Assets
Industrials (17.5%) - continued
32,397 Applied Industrial
Technologies, Inc. $ 2,021,249 0.4%
43,145 Exponent, Inc. 3,491,725 0.6%
26,506 John Bean Technologies
Corporation 2,280,046 0.4%
22,276 Proto Labs, Inc.
a,b
2,505,382 0.4%
21,824 Saia, Inc.
a
2,426,392 0.4%
33,106 Simpson Manufacturing
Company, Inc. 2,792,822 0.5%
51,144 UFP Industries, Inc. 2,532,139 0.5%
12,762 UniFirst Corporation 2,283,760 0.4%
Other Securities
^
72,897,203 13.1%
Total 97,652,276
Information Technology (14.0%)
32,029 Advanced Energy Industries,
Inc.
a
2,171,246 0.4%
35,504 Alarm.com Holdings, Inc.
a
2,301,014 0.4%
61,738 Brooks Automation, Inc. 2,731,289 0.5%
51,530 LivePerson , Inc.
a
2,134,888 0.4%
24,977 Power Integrations, Inc. 2,950,533 0.5%
29,235 SPS Commerce, Inc.
a
2,196,133 0.4%
190,818 Viavi Solutions, Inc.
a
2,431,021 0.4%
Other Securities
^
60,906,140 11.0%
Total 77,822,264
Materials (4.5%)
27,050 Balchem Corporation 2,565,963 0.5%
10,849 Quaker Chemical Corporation 2,014,117 0.4%
Other Securities
^
20,767,045 3.6%
Total 25,347,125
Real Estate (8.1%)
45,074 Agree Realty Corporation 2,961,812 0.5%
231,231 Lexington Realty Trust 2,439,487 0.4%
Other Securities
^
39,573,278 7.2%
Total 44,974,577
Utilities (2.2%)
30,874 American States Water
Company 2,427,623 0.4%
56,325 Avista Corporation 2,049,667 0.4%
34,096 El Paso Electric Company 2,284,432 0.4%
Other Securities
^
5,304,595 1.0%
Total 12,066,317
Total Common Stock
(cost $539,118,108) 540,503,988

Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
210
Shares
Collateral Held for Securities
Loaned ( 6.2% ) Value
% of
Net
Assets
34,547,598 Thrivent Cash Management
Trust $ 34,547,598 6.2%
Total Collateral Held for
Securities Loaned
(cost $34,547,598) 34,547,598
Shares
Registered Investment
Companies ( 2.9% ) Value
% of
Net
Assets
Unaffiliated  (2.9%)
237,269 iShares Core S&P Small-Cap
ETF 16,203,100 2.9%
Total 16,203,100
Total Registered Investment
Companies (cost
$14,216,599) 16,203,100
Shares or
Principal
Amount
Short-Term Investments
( 0.1% ) Value
% of
Net
Assets
Thrivent Core Short-Term
Reserve Fund
42,762 0.750% 428,050 0.1%
Other Securities
^
99,983 <0.1%
Total Short-Term
Investments (cost $528,036) 528,033
Total Investments (cost
$588,410,341) 106.2% $591,782,719
Other Assets and Liabilities,
Net (6.2%) (34,471,944)
Total Net Assets 100.0% $557,310,775
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of
the report date.  The remaining securities held are grouped
by category as “Other securities”.
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 33,943,564
Total lending $33,943,564
Gross amount payable upon return of
collateral for securities loaned $34,547,598
Net amounts due to counterparty
$604,034
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 109,432,761
Gross unrealized depreciation (110,698,573)
Net unrealized appreciation (depreciation) $ (1,265,812)
Cost for federal income tax purposes $ 593,077,384

Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
211
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,622,316 12,622,316 – –
Consumer Discretionary 81,093,453 81,093,453 – –
Consumer Staples 19,908,535 19,908,535 – –
Energy 16,582,884 16,582,884 – –
Financials 81,636,807 81,636,807 – –
Health Care 70,797,434 70,797,434 – –
Industrials 97,652,276 97,652,276 – –
Information Technology 77,822,264 77,822,264 – –
Materials 25,347,125 25,347,125 – –
Real Estate 44,974,577 44,974,577 – –
Utilities 12,066,317 12,066,317 – –
Registered Investment Companies
Unaffiliated 16,203,100 16,203,100 – –
Short-Term Investments 99,983 – 99,983 –
Subtotal Investments in Securities $556,807,071 $556,707,088 $99,983 $–
Other Investments  * Total
Affiliated Short-Term Investments 428,050
Collateral Held for Securities Loaned 34,547,598
Subtotal Other Investments $34,975,648
Total Investments at Value $591,782,719
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 28,853 28,853 – –
Total Asset Derivatives $28,853 $28,853 $– $–

Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
212
Reference Description:
CME
-
Chicago Mercantile Exchange
The following table presents Small Cap Index Portfolio's futures contracts held as of June 30, 2020. Investments and/or cash totaling $99,983 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 September 2020 $ 689,947 $ 28,853
Total Futures Long Contracts $ 689,947 $ 28,853
Total Futures Contracts $ 689,947 $28,853
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2020, for Small Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 28,853
Total Equity Contracts 28,853
Total Asset Derivatives $28,853
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2020, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (34,904)
Total Equity Contracts
(34,904)
Total ($34,904)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2020, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 20,019
Total Equity Contracts 20,019
Total $20,019
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2020.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $769,281

Small Cap Index Portfolio
Summary Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
213
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $628 $49,810 $50,012 $428 43 0.1%
Total Affiliated Short-Term Investments
628
428 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31,813 114,001 111,266 34,548 34,548 6.2
Total Collateral Held for Securities Loaned
31,813
34,548 6.2
Total Value
$32,441
$34,976
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $2 $– – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 150
Total Affiliated Income from Securities Loaned, Net $150
Total Value $2 $– $–

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
214
Shares Common Stock ( 97.4% ) Value
Communications Services (1.1%)
594,033 QuinStreet , Inc.
a
$ 6,213,585
Total 6,213,585
Consumer Discretionary (9.1%)
74,485 Cedar Fair, LP 2,048,337
206,727 Cooper-Standard Holdings, Inc.
a
2,739,133
169,942 Crocs, Inc.
a
6,257,264
362,939 Designer Brands, Inc. 2,457,097
25,787 Five Below, Inc.
a
2,756,888
168,509 Leggett & Platt, Inc. 5,923,091
257,096 Movado Group, Inc. 2,786,921
92,918 Oxford Industries, Inc. 4,089,321
68,248 Sleep Number Corporation
a
2,841,847
168,448 Stoneridge, Inc.
a
3,480,136
162,624 Texas Roadhouse, Inc. 8,549,144
184,104 Zumiez , Inc.
a
5,040,768
Total 48,969,947
Consumer Staples (4.4%)
16,556 Casey's General Stores, Inc. 2,475,453
771,259 Cott Corporation 10,604,811
51,348 John B. Sanfilippo & Son, Inc. 4,381,525
242,125 Turning Point Brands, Inc. 6,031,334
Total 23,493,123
Energy (2.6%)
143,707 Helmerich & Payne, Inc. 2,803,723
285,904 Nine Energy Service, Inc.
a
557,513
218,449 SEACOR Holdings, Inc.
a
6,186,476
160,874 Talos Energy, Inc.
a
1,480,041
430,151 WPX Energy, Inc.
a
2,744,363
Total 13,772,116
Financials (20.7%)
244,341 Air Lease Corporation 7,156,748
337,513 Assured Guaranty, Ltd. 8,238,692
180,529 Bank of N.T. Butterfield & Son, Ltd. 4,403,102
457,586 Bridgewater Bancshares, Inc.
a
4,690,257
39,118 Cohen & Steers, Inc. 2,661,980
96,212 Evercore , Inc. 5,668,811
627,332 Everi Holdings, Inc.
a
3,237,033
256,882 First Interstate BancSystem , Inc. 7,953,067
84,235 Glacier Bancorp, Inc. 2,972,653
39,105 Hamilton Lane, Inc. 2,634,504
240,903 Heartland Financial USA, Inc. 8,055,796
580,784 Heritage Commerce Corporation 4,358,784
39,216 Houlihan Lokey , Inc. 2,181,978
56,317 Kemper Corporation 4,084,109
77,820 Primerica, Inc. 9,073,812
153,326 Prosight Global, Inc.
a
1,364,601
226,564 Santander Consumer USA
Holdings, Inc.
b
4,171,043
279,957 Seacoast Banking Corporation of
Florida
a
5,711,123
50,125 Selective Insurance Group, Inc. 2,643,593
74,310 State Auto Financial Corporation 1,326,434
358,543 Synovus Financial Corporation 7,360,888
253,838 Triumph Bancorp, Inc.
a
6,160,648
144,423 Western Alliance Bancorp 5,469,299
Total 111,578,955
Health Care (10.7%)
136,512 AMN Healthcare Services, Inc.
a
6,175,803
Shares Common Stock (97.4%) Value
Health Care (10.7%) - continued
36,140 Catalent , Inc.
a
$ 2,649,062
224,065 Halozyme Therapeutics, Inc.
a
6,007,183
60,357 LHC Group, Inc.
a
10,521,432
36,470 Neurocrine Biosciences, Inc.
a
4,449,340
281,574 Optinose , Inc.
a
2,094,910
35,537 PerkinElmer, Inc. 3,485,824
171,976 Syneos Health, Inc.
a
10,017,602
128,474 Tactile Systems Technology, Inc.
a
5,322,678
239,048 Wright Medical Group NV
a,b
7,104,507
Total 57,828,341
Industrials (17.5%)
145,890 AGCO Corporation 8,091,059
201,291 Altra Industrial Motion Corporation 6,413,131
65,046 Arcosa , Inc. 2,744,941
103,638 ASGN, Inc.
a
6,910,582
97,491 Curtiss-Wright Corporation 8,703,996
56,842 Encore Wire Corporation 2,775,026
148,181 Helios Technologies, Inc. 5,519,742
86,815 Lincoln Electric Holdings, Inc. 7,313,296
73,190 Manpower, Inc. 5,031,813
408,119 Meritor, Inc.
a
8,080,756
69,873 Middleby Corporation
a
5,515,775
43,234 NAPCO Security Technologies,
Inc.
a
1,011,243
298,489 Primoris Services Corporation 5,301,165
270,719 Raven Industries, Inc. 5,823,166
139,671 Ritchie Brothers Auctioneers, Inc. 5,705,560
51,925 Saia, Inc.
a
5,773,022
30,550 Valmont Industries, Inc. 3,471,091
Total 94,185,364
Information Technology (15.9%)
64,863 Advanced Energy Industries, Inc.
a
4,397,063
195,164 Agilysys , Inc.
a
3,501,242
70,526 Blackline, Inc.
a
5,847,311
478,457 Change Healthcare, Inc.
a
5,358,718
121,138 Ciena Corporation
a
6,560,834
136,476 Computer Services, Inc. 7,301,466
82,358 Dolby Laboratories, Inc. 5,424,922
172,700 Lattice Semiconductor
Corporation
a
4,902,953
30,987 Littelfuse , Inc. 5,287,312
12,802 Monolithic Power Systems, Inc. 3,034,074
216,861 National Instruments Corporation 8,394,689
189,366 Nuance Communications, Inc.
a
4,791,907
100,045 Plexus Corporation
a
7,059,175
297,505 SailPoint Technologies Holdings,
Inc.
a
7,874,957
183,189 Virtusa Corporation
a
5,948,147
Total 85,684,770
Materials (7.1%)
135,886 Boise Cascade Company 5,110,672
583,977 Element Solutions, Inc.
a
6,336,150
1,339,597 Ivanhoe Mines, Ltd.
a
3,798,946
479,665 Louisiana-Pacific Corporation 12,303,407
89,244 UFP Technologies, Inc.
a
3,932,091
76,815 United States Lime & Minerals, Inc. 6,486,259
Total 37,967,525
Real Estate (5.9%)
50,165 Agree Realty Corporation 3,296,342

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
215
Shares Common Stock (97.4%) Value
Real Estate (5.9%) - continued
143,181 American Campus Communities,
Inc. $ 5,005,608
99,942 Colliers International Group, Inc.
b
5,727,676
15,708 CoreSite Realty Corporation 1,901,611
115,196 National Storage Affiliates Trust 3,301,517
108,170 Rayonier, Inc. REIT 2,681,534
777,344 Sunstone Hotel Investors, Inc. 6,335,354
62,232 Terreno Realty Corporation 3,275,892
Total 31,525,534
Utilities (2.4%)
56,174 NorthWestern Corporation 3,062,606
93,103 PNM Resources, Inc. 3,578,879
73,691 Portland General Electric
Company 3,081,021
45,000 Spire, Inc. 2,956,950
Total 12,679,456
Total Common Stock
(cost $506,059,297) 523,898,716
Shares
Registered Investment
Companies ( 1.8% ) Value
Unaffiliated  (1.8%)
67,034 Health Care Select Sector SPDR
Fund 6,708,092
67,970 iShares Dow Jones US Home
Construction Index Fund 3,000,876
Total 9,708,968
Total Registered Investment
Companies (cost $8,525,464) 9,708,968
Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
7,062,600 Thrivent Cash Management Trust 7,062,600
Total Collateral Held for
Securities Loaned
(cost $7,062,600) 7,062,600
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
405,392 0.750% 4,057,970
Total Short-Term Investments
(cost $4,045,740) 4,057,970
Total Investments (cost
$525,693,101) 101.3% $544,728,254
Other Assets and Liabilities, Net
(1.3%) (7,094,713)
Total Net Assets 100.0% $537,633,541
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 6,901,464
Total lending $6,901,464
Gross amount payable upon return of
collateral for securities loaned $7,062,600
Net amounts due to counterparty
$161,136
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 78,876,630
Gross unrealized depreciation (60,119,711)
Net unrealized appreciation (depreciation) $ 18,756,919
Cost for federal income tax purposes $ 525,971,335

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
216
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2020, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,213,585 6,213,585 – –
Consumer Discretionary 48,969,947 48,969,947 – –
Consumer Staples 23,493,123 23,493,123 – –
Energy 13,772,116 13,772,116 – –
Financials 111,578,955 111,578,955 – –
Health Care 57,828,341 57,828,341 – –
Industrials 94,185,364 94,185,364 – –
Information Technology 85,684,770 85,684,770 – –
Materials 37,967,525 34,168,579 3,798,946 –
Real Estate 31,525,534 31,525,534 – –
Utilities 12,679,456 12,679,456 – –
Registered Investment Companies
Unaffiliated 9,708,968 9,708,968 – –
Subtotal Investments in Securities $533,607,684 $529,808,738 $3,798,946 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,057,970
Collateral Held for Securities Loaned 7,062,600
Subtotal Other Investments $11,120,570
Total Investments at Value $544,728,254
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
6/30/2020
Shares Held at
6/30/2020
% of Net
Assets
6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $18,699 $59,127 $73,769 $4,058 405 0.8%
Total Affiliated Short-Term Investments
18,699
4,058 0.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,293 120,832 132,062 7,063 7,063 1.3
Total Collateral Held for Securities Loaned
18,293
7,063 1.3
Total Value
$36,992
$11,121
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 6/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.750% $(11) $12 – $84
Total Income/Non Income Cash from Affiliated
Investments $84
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 19
Total Affiliated Income from Securities Loaned, Net $19
Total Value $(11) $12 $–

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.
218
As of June 30, 2020 (unaudited)
Aggressive
Allocation Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified Income
Plus Portfolio
Assets
Investments in unaffiliated securities at cost $695,073,683 $101,956,908 $351,897,477 $708,139,123
Investments in affiliated securities at cost $665,199,136 $1,032,055 $55,963,833 $125,397,446
Investments in unaffiliated securities at value (#) 852,626,031 113,732,726 363,593,675 713,474,385
Investments in affiliated securities at value 647,698,592 1,034,349 56,093,147 125,395,528
Cash 510
(a)
84 — —
Initial margin deposit on open futures contracts — — — —
Dividends and interest receivable 942,879 100,297 1,302,010 3,620,004
Prepaid expenses 6,222 3,040 3,800 4,805
Receivable for:
Investments sold 5,160,005 — 4,054,078 15,518,234
Investments sold on a delayed delivery basis 1,770,644 — 1,855,688 7,529,176
Fund shares sold — 24,850 — —
Expense reimbursements 201,244 — — —
Variation margin on open future contracts 3,509,480 — 119,437 48,172
Variation margin on open swap contracts — — 4,181 11,227
Total Assets 1,511,915,607 114,895,346 427,026,016 865,601,531
Liabilities
Accrued expenses 55,759 13,721 59,217 52,770
Cash overdraft — — 434,360
(e)
932,644
(f)
Payable for:
Investments purchased 5,936,597 — 3,044,135 14,536,787
Investments purchased on a delayed delivery basis 22,556,236 — 13,867,962 68,315,299
Return of collateral for securities loaned 11,952,763 — 1,927,534 4,798,557
Foreign capital gain tax liability — — — —
Fund shares redeemed 221,478 — 209,327 356,328
Variation margin on open future contracts 3,644,226 — 17,640 55,719
Investment advisory fees 894,308 55,026 196,786 272,262
Administrative service fees 27,552 7,534 11,916 17,404
Transfer agent fees 417 417 417 417
Director fees 618 146 235 489
Director deferred compensation 42,172 15,167 52,308 38,492
Expense reimbursements — — — —
Open options written, at value 4,297
(g)
— — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue 16,905 — 6,546 48,345
Total Liabilities 45,353,328 92,011 19,828,383 89,425,513
Net Assets
Capital stock (beneficial interest) 1,315,018,257 103,112,535 399,851,362 767,747,747
Distributable earnings/(accumulated loss) 151,544,022 11,690,800 7,346,271 8,428,271
Total Net Assets $1,466,562,279 $114,803,335 $407,197,633 $776,176,018
Shares of beneficial interest outstanding 97,461,032 8,784,818 29,626,971 100,651,245
Net asset value per share $15.05 $13.07 $13.74 $7.71
(#) Includes securities on loan of $11,808,581 $— $1,877,131 $4,634,915
(a) Includes foreign currency holdings of $7,274 (cost $7,269).
(b) Includes foreign currency holdings of $217,590 (cost $217,470).
(c) Includes foreign currency holdings of $3,194,519 (cost $3,166,182).
(d)
(e)
(f)
Includes foreign currency holdings of $14,167 (cost $14,144).
Includes foreign currency holding of $45,135 (cost $43,888).
Includes foreign currency holdings of $25,956 (cost $25,953).
(g) Open options written, cost $(8,008).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
219
ESG Index
Portfolio
Global Stock
Portfolio
Government Bond
Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
$6,280,485 $818,020,068 $199,198,634 $837,366,889 $1,639,524,844 $1,433,239,995 $100,403,280
$53,668 $144,895,283 $34,123,818 $49,552,755 $63,716,901 $79,776,906 $691,880
6,614,712 945,348,176 210,171,336 793,537,006 1,762,071,032 1,453,456,367 110,411,357
53,670 145,120,648 34,185,437 49,600,489 63,862,944 79,952,981 691,880
118 222,564
(b)
3,677 67,481 3,461,603 3,233,451
(c)
13,914
(d)
— — — — — 60,759 —
4,526 1,770,023 802,974 12,503,055 14,824,288 5,854,957 152,773
2,789 5,340 3,349 4,907 7,352 6,803 2,831
— 3,827,219 1,441,069 8,344,665 4,385,450 9,597,592 4,063
— — 1,960,563 3,585,300 5,545,438 — —
53,915 — — — 425,093 — —
10,831 — — — — — —
— 1,228,189 22,938 — — 476,463 —
— — — — — — —
6,740,561 1,097,522,159 248,591,343 867,642,903 1,854,583,200 1,552,639,373 111,276,818
6,570 88,090 16,643 20,278 25,174 308,321 18,203
— — — — — — —
58,008 4,709,834 2,250,580 — 1,076,090 9,782,893 —
— — 35,600,707 23,123,063 47,815,969 — —
— 1,186,174 379,500 25,245,329 28,403,985 9,219,401 —
— — — — — 842 —
— 15,675 34,014 50,940 — 178,321 14
— 593,935 73,734 — 96,562 119,646 470
1,055 565,715 63,510 288,869 614,543 868,993 20,012
5,923 21,975 8,918 18,110 31,951 28,598 7,534
417 417 417 417 417 417 417
91 624 146 514 1,132 993 91
— 111,604 29,306 99,763 154,015 152,441 —
— — — — — — 2,406
— — — — — — —
— — — — — — —
— — 19,110 — 23,518 — —
72,064 7,294,043 38,476,585 48,847,283 78,243,356 20,660,866 49,147
6,309,596 987,930,170 196,347,460 928,140,202 1,624,434,483 1,650,951,735 99,685,214
358,901 102,297,946 13,767,298 (109,344,582) 151,905,361 (118,973,228) 11,542,457
$6,668,497 $1,090,228,116 $210,114,758 $818,795,620 $1,776,339,844 $1,531,978,507 $111,227,671
626,420 94,983,557 17,828,677 188,422,658 161,781,255 182,186,420 10,416,456
$10.65 $11.48 $11.79 $4.35 $10.98 $8.41 $10.68
$— $1,123,205 $361,197 $24,224,763 $27,619,895 $8,725,321 $—

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
220
As of June 30, 2020 (unaudited)
Large Cap Growth
Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Assets
Investments in unaffiliated securities at cost $944,500,311 $648,820,850 $1,224,134,711 $969,127,012
Investments in affiliated securities at cost $29,792,490 $4,801,539 $33,044,964 $95,701,362
Investments in unaffiliated securities at value (#) 1,684,633,173 1,176,427,631 1,475,338,360 992,587,345
Investments in affiliated securities at value 29,848,825 4,812,160 33,073,339 95,829,722
Cash 14,840 23,956 6,480 360,911
Dividends and interest receivable 650,189 931,362 2,065,592 5,095,331
Prepaid expenses 6,479 5,561 6,368 5,456
Receivable for:
Investments sold 3,221,128 — — 16,581,954
Investments sold on a delayed delivery basis — — — 12,391,406
Fund shares sold — 58,408 — 629,689
Expense reimbursements — — — —
Variation margin on open future contracts — 57,375 — 93,846
Variation margin on open swap contracts — — — 20,131
Total Assets 1,718,374,634 1,182,316,453 1,510,490,139 1,123,595,791
Liabilities
Accrued expenses 17,845 18,400 18,797 22,802
Payable for:
Investments purchased 6,773,105 — — 16,551,569
Investments purchased on a delayed delivery basis — — — 91,172,660
Return of collateral for securities loaned — 2,292,674 14,288,800 7,830,119
Fund shares redeemed 275,629 — 104,428 —
Variation margin on open future contracts — 537 — —
Investment advisory fees 584,345 206,401 796,931 347,517
Administrative service fees 30,668 23,377 28,413 20,603
Transfer agent fees 417 417 417 417
Director fees 911 680 883 653
Director deferred compensation 179,493 65,969 108,686 115,520
Open options written, at value — — — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue — — — 67,680
Total Liabilities 7,862,413 2,608,455 15,347,355 116,129,540
Net Assets
Capital stock (beneficial interest) 922,592,689 662,661,760 1,218,326,672 998,743,691
Distributable earnings/(accumulated loss) 787,919,532 517,046,238 276,816,112 8,722,560
Total Net Assets $1,710,512,221 $1,179,707,998 $1,495,142,784 $1,007,466,251
Shares of beneficial interest outstanding 38,744,315 28,017,413 96,119,083 100,764,958
Net asset value per share $44.15 $42.11 $15.56 $10.00
(#) Includes securities on loan of $— $2,443,102 $14,052,300 $7,606,937
(a) Includes foreign currency holdings of $9,465 (cost $9,461).
(b) Includes foreign currency holdings of $47,332 (cost $47,330).
(c) Includes foreign currency holdings of $43,894 (cost $42,839).
(d) Open options written, cost $(217,813).
(e) Open options written, cost $ (80,078).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
221
Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$40,485,002 $4,980,935 $409,069,964 $1,324,190,038 $4,893,746 $5,285,143,649 $2,841,466,368
$649,415 $124,879 $13,627,180 $89,603,817 $71,952 $4,287,741,080 $3,058,048,322
42,461,722 5,593,871 433,900,226 1,671,929,338 5,003,635 6,116,652,063 3,428,277,828
649,415 124,920 13,627,180 89,681,415 72,024 4,498,392,456 3,135,813,782
9,465
(a)
— 983,017 2,063 — 1,194,667
(b)
1,104,103
(c)
98,692 1,477 450,820 1,035,852 6,107 19,564,413 8,426,951
2,880 2,789 3,761 6,631 2,789 28,037 18,419
282 21,681 258,647 — — 109,908,802 40,755,984
— — — — — 103,322,479 37,593,589
12,161 38,622 — — 9,342 — —
4,768 10,937 — — 10,645 1,414,566 1,107,311
— — 26,007 — — 11,049,628 12,406,268
— — — — — 176,529 63,489
43,239,385 5,794,297 449,249,658 1,762,655,299 5,104,542 10,861,703,640 6,665,567,724
17,542 4,920 17,639 18,157 4,707 173,378 113,629
— 23,880 1,028,678 — — 116,464,334 44,262,876
— — — — — 621,684,427 229,835,058
410,205 — 13,627,180 41,022,000 — 117,617,531 29,826,133
— 72,377 34,859 131,933 14,241 3,634,874 1,577,937
— — — — — 12,647,530 11,657,612
22,330 3,782 76,663 958,710 3,431 5,179,245 3,627,520
6,466 5,919 12,350 31,510 5,911 154,143 100,043
417 417 417 417 416 417 417
146 91 225 950 91 4,456 2,606
920 — 20,162 161,531 — 243,321 152,320
— — — — — 116,875
(d)
42,969
(e)
— — — — — — —
— — — — — 459,526 166,879
458,026 111,386 14,818,173 42,325,208 28,797 878,380,057 321,365,999
42,216,026 5,038,632 418,380,676 1,425,633,981 4,950,283 8,629,481,329 5,491,803,400
565,333 644,279 16,050,809 294,696,110 125,462 1,353,842,254 852,398,325
$42,781,359 $5,682,911 $434,431,485 $1,720,330,091 $5,075,745 $9,983,323,583 $6,344,201,725
3,708,220 505,343 28,089,775 101,929,986 495,088 707,763,819 432,100,962
$11.54 $11.25 $15.47 $16.88 $10.25 $14.11 $14.68
$404,956 $— $13,491,365 $39,575,100 $— $114,666,171 $28,889,253

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
222
As of June 30, 2020 (unaudited)
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
Assets
Investments in unaffiliated securities at cost $3,032,769,206 $288,576,072 $21,896,964 $191,746,212
Investments in affiliated securities at cost $2,281,978,914 $— $2,843,696 $54,118,423
Investments in unaffiliated securities at value (#) 3,358,603,383 288,595,250
*
20,606,359 186,911,715
Investments in affiliated securities at value 2,351,793,720 — 2,811,860 54,077,672
Cash 880,307
(a)
21,206 — —
Dividends and interest receivable 13,256,193 63,909 171,647 1,065,484
Prepaid expenses 16,405 3,642 2,835 3,373
Receivable for:
Investments sold 79,404,596 — 296,613 4,569,227
Investments sold on a delayed delivery basis 78,454,051 — 20,050 2,946,142
Fund shares sold 879,032 — 59,190 —
Expense reimbursements 562,110 24,286 3,678 —
Variation margin on open future contracts 2,242,251 — — 20,125
Variation margin on open swap contracts 130,848 — — 8,672
Total Assets 5,886,222,896 288,708,293 23,972,232 249,602,410
Liabilities
Accrued expenses 78,341 14,415 18,757 25,060
Cash overdraft — — 180,994 314,683
Payable for:
Investments purchased 83,654,902 4,149,909 54,356 4,949,092
Investments purchased on a delayed delivery basis 469,940,552 — 69,875 23,199,782
Return of collateral for securities loaned 88,869,728 — 107,363 387,990
Foreign capital gain tax liability — — — —
Fund shares redeemed — 604,766 — 10,900
Variation margin on open future contracts 3,859,749 — — 28,344
Investment advisory fees 2,555,861 88,209 11,503 96,849
Administrative service fees 83,287 10,118 6,189 9,126
Transfer agent fees 417 416 417 417
Director fees 2,565 195 146 146
Director deferred compensation 128,419 — 920 15,178
Expense reimbursements — — — —
Open options written, at value 91,094
(f)
— — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue 356,406 — — 14,499
Total Liabilities 649,621,321 4,868,028 450,520 29,052,066
Net Assets
Capital stock (beneficial interest) 4,697,921,470 283,818,315 25,152,403 230,464,018
Distributable earnings/(accumulated loss) 538,680,105 21,950 (1,630,691) (9,913,674)
Total Net Assets $5,236,601,575 $283,840,265 $23,521,712 $220,550,344
Shares of beneficial interest outstanding 396,890,061 283,816,447 2,508,389 22,508,867
Net asset value per share $13.19 $1.00 $9.38 $9.80
(#) Includes securities on loan of $86,355,983 $— $103,196 $371,057
(a)
Includes foreign currency holdings of $4 (cost $4).
(b)
Includes foreign currency holdings of $17,319 (cost $16,967).
(c)
Includes foreign currency holdings of $10,055 (cost $9,978).
(d)
Includes foreign currency holdings of $465 (cost $455).
(e)
Includes foreign currency holdings of $827 (cost $803).
(f)
Open options written, cost $(169,766).
^
Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
*
Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
223
Partner Emerging
Markets Equity
Portfolio
Partner Growth
Stock Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$60,384,743 $150,074,403 $181,498,339 $132,956,402 $25,851,864 $553,434,693 $514,584,761
$1,024,329 $6,662,806 $1,990,665 $428,225 $3,251,093 $34,975,648 $11,108,340
78,084,699 289,250,155 247,626,825 165,008,644 30,915,696 556,807,071 533,607,684
1,026,452 6,665,428 1,994,621 428,225 3,252,331 34,975,648 11,120,570
17,319
(b)
151,915
(c)
465
(d)
— 2,130
(e)
74,395 —
186,395 41,544 202,575 604,787 11,139 546,992 486,661
2,961 3,412 3,369 3,199 2,825 4,048 4,015
240,892 1,480,438 193,038 111,370 211,660 4,320,313 8,260
— — — — — — —
1,590 255,792 — — 118,936 17,932 —
— — 10,873 — 7,486 — —
— — — — — 7,200 —
— — — — — — —
79,560,308 297,848,684 250,031,766 166,156,225 34,522,203 596,753,599 545,227,190
61,661 24,947 17,008 13,829 14,840 19,096 17,850
— — — — — — —
120,687 6,903,945 — 71,060 866,523 4,712,597 —
— — — — — — —
— — — — 1,864,876 34,547,598 7,062,600
75,561 — — — — — —
— — 28,631 174,560 — 8,627 82,630
— — — — — — —
64,384 161,748 180,244 110,391 20,782 97,036 314,948
6,986 10,084 9,525 8,335 6,275 14,081 13,842
417 417 417 417 417 417 417
146 146 146 146 146 298 289
12,565 16,028 12,565 29,636 708 43,074 101,073
1,476 — — — — — —
— — — — — — —
— — — — — — —
— — — — — — —
343,883 7,117,315 248,536 408,374 2,774,567 39,442,824 7,593,649
71,814,938 151,323,223 177,125,393 135,896,293 27,231,287 561,475,463 528,070,886
7,401,487 139,408,146 72,657,837 29,851,558 4,516,349 (4,164,688) 9,562,655
$79,216,425 $290,731,369 $249,783,230 $165,747,851 $31,747,636 $557,310,775 $537,633,541
6,199,120 9,583,287 10,128,605 6,985,010 2,494,199 38,972,116 36,958,626
$12.78 $30.34 $24.66 $23.73 $12.73 $14.30 $14.55
$— $— $— $— $1,664,555 $33,943,564 $6,901,464

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.
224
For the six months ended June 30, 2020 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Investment Income
Dividends $4,856,091 $738,682 $2,390,118 $2,964,451
Interest 615,955 — 3,446,769 9,423,288
Income from mortgage dollar rolls 93,829 — 49,313 285,177
Affiliated income from securities loaned, net 54,945 — 11,728 25,753
Income from affiliated investments 831,920 14,954 173,520 719,950
Non cash income 5,997 — 18,175 13,337
Non cash income from affiliated investments 7,115,193 — 666,950 936,156
Foreign tax withholding (36,649) (2,110) (106,988) (109,057)
Total Investment Income 13,537,281 751,526 6,649,585 14,259,055
Expenses
Adviser fees 4,918,564 302,597 1,112,643 1,545,734
Administrative service fees 154,451 44,353 69,391 100,694
Audit and legal fees 20,921 15,909 18,024 18,113
Custody fees 50,889 2,602 55,752 50,057
Insurance expenses 4,178 2,066 2,562 3,154
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 12,132 2,398 2,533 8,763
Pricing service fees — — — —
Other expenses 21,688 7,722 39,890 44,249
Total Expenses Before Reimbursement 5,185,323 380,147 1,303,295 1,773,264
Less:
Reimbursement from adviser (1,141,241) — — —
Total Net Expenses 4,044,082 380,147 1,303,295 1,773,264
Net Investment Income/(Loss) 9,493,199 371,379 5,346,290 12,485,791
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 9,179,875 (318,057) (11,353,410) (9,308,238)
Affiliated investments (7,211,452) (2,142) (25,130) (39,823)
Distributions of realized capital gains from affiliated
investments 16,938,575 — — —
Futures contracts (6,180,947) — 2,451,540 1,428,840
Foreign currency transactions 249,983 (403) 8,832 21,614
Swap agreements — — 297 797
Change in net unrealized appreciation/(depreciation) on:
Investments (30,123,461) (3,162,459) (21,764,244) (32,659,117)
Affiliated investments (80,947,251) 2,294 (682,530) (951,477)
Written option contracts 3,711 — — —
Futures contracts (6,953,554) — (9,376) (79,744)
Foreign currency transactions (10,470) — 946 30
Swap agreements — — 1,785 4,793
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) (105,054,991) (3,480,767) (31,371,290) (41,582,325)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(95,561,792) $(3,109,388) $(26,025,000) $(29,096,534)
(a) For the period from April 30, 2020 (inception) through June 30, 2020.
(b) Includes foreign capital gain taxes paid of  $42,133.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
225
ESG Index
Portfolio
(a)
Global Stock
Portfolio
Government Bond
Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
(a)
$18,092 $10,369,162 $— $134,890 $544,597 $23,655,289 $508,315
— 116,931 1,702,092 24,395,856 27,500,983 145,240 15
— — 135,099 — 306,923 — —
— 24,761 1,201 101,462 42,811 65,612 —
152 1,080,744 234,941 220,944 873,749 1,247,725 3,296
— — — — — — —
— — — — — — —
— (713,159) — — — (2,602,955) (44,852)
18,244 10,878,439 2,073,333 24,853,152 29,269,063 22,510,911 466,774
1,898 3,146,956 345,245 1,640,031 3,366,116 5,176,619 34,891
12,022 124,588 51,769 104,701 178,060 171,238 14,827
7,767 19,380 15,694 18,962 20,779 27,776 7,786
2,501 104,721 5,099 7,182 14,526 417,702 1,652
620 3,619 2,226 3,279 4,643 4,659 629
847 2,500 2,500 2,500 2,500 2,500 847
1,110 8,769 1,697 5,884 15,509 15,197 1,110
— — — — — — 11,486
1,820 21,332 11,096 21,270 29,583 57,995 3,077
28,585 3,431,865 435,326 1,803,809 3,631,716 5,873,686 76,305
(24,981) — — — — — —
3,604 3,431,865 435,326 1,803,809 3,631,716 5,873,686 76,305
14,640 7,446,574 1,638,007 23,049,343 25,637,347 16,637,225 390,469
10,004 (14,372,669) 2,128,289 (23,173,107) 25,741,475 (84,634,592)
(b)
414,252
28 (89,856) (41,164) (56,687) (70,185) (89,329) 4,761
— — — — — — —
— (12,898,961) 1,645,321 — 4,117,306 (58,331,965) 640,180
— 413,265 — 24 — 541,239 87,538
— — — 105,540 195,389 — —
334,227 (55,891,495) 7,486,848 (59,671,819) 37,457,902 (149,085,481) 10,008,077
2 225,365 61,619 47,734 146,043 176,075 —
— — — — — — —
— (3,050,209) 421,124 — 1,058,970 (642,616) (3,623)
— (7,293) — — — (54,328) 803
— — — — — — —
— — — — — 204,955 —
344,261 (85,671,853) 11,702,037 (82,748,315) 68,646,900 (291,916,042) 11,151,988
$358,901 $(78,225,279) $13,340,044 $(59,698,972) $94,284,247 $(275,278,817) $11,542,457

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
226
For the six months ended June 30, 2020 (unaudited)
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Investment Income
Dividends $5,705,637 $11,528,774 $20,124,552 $148,934
Interest — 1,868 — 12,715,596
Income from mortgage dollar rolls — — — 104,214
Affiliated income from securities loaned, net 6,059 13,720 20,044 7,570
Income from affiliated investments 174,136 51,375 237,998 344,401
Non cash income — — — —
Non cash income from affiliated investments — — — —
Foreign tax withholding — — (52,294) —
Total Investment Income 5,885,832 11,595,737 20,330,300 13,320,715
Expenses
Adviser fees 3,000,166 1,135,937 4,527,823 1,919,700
Administrative service fees 162,507 131,555 163,288 116,587
Audit and legal fees 19,192 19,524 20,127 19,098
Custody fees 7,541 6,867 9,082 9,188
Insurance expenses 4,217 3,665 4,342 3,512
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 10,772 12,482 15,884 7,232
Other expenses 13,140 13,725 14,282 29,910
Total Expenses Before Reimbursement 3,220,035 1,326,255 4,757,328 2,107,727
Less:
Reimbursement from adviser — — — —
Total Net Expenses 3,220,035 1,326,255 4,757,328 2,107,727
Net Investment Income/(Loss) 2,665,797 10,269,482 15,572,972 11,212,988
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 47,027,862 (867,002) 10,351,863 2,072,256
Affiliated investments (31,034) 7,884 (14,730) (66,403)
Distributions of realized capital gains from affiliated
investments — — — —
Futures contracts — (270,222) — (6,847,570)
Foreign currency transactions — — — —
Swap agreements — — — 400,208
Change in net unrealized appreciation/(depreciation) on:
Investments 171,078,012 (48,493,515) (295,929,756) 13,242,021
Affiliated investments 56,335 10,621 28,375 128,360
Written option contracts — — — —
Futures contracts — (8,184) — (1,267,616)
Foreign currency transactions — — — —
Swap agreements — — — (3,853)
Net Realized and Unrealized Gains/(Losses) 218,131,175 (49,620,418) (285,564,248) 7,657,403
Net Increase/(Decrease) in Net Assets Resulting
From Operations $220,796,972 $(39,350,936) $(269,991,276) $18,870,391
(a) For the period from April 30, 2020 (inception) through June 30, 2020.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
227
Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
(a)
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
(a)
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$649,590 $4,101 $3,613,324 $9,835,544 $24,239 $20,561,815 $13,125,420
1,050 — 3,388 — — 37,922,330 15,291,403
— — — — — 2,697,626 993,888
131 — 36,297 78,750 — 274,366 196,336
3,058 396 95,137 519,963 266 5,359,757 3,263,837
— — — — — 33,211 25,450
— — — — — 59,286,598 41,225,873
(39,276) (25) (435) — — (232,452) (92,949)
614,553 4,472 3,747,711 10,434,257 24,505 125,903,251 74,029,258
124,816 6,992 425,217 5,291,594 6,348 28,990,356 20,279,467
38,536 12,020 71,143 176,475 12,005 865,208 561,242
15,728 7,768 17,767 20,134 7,768 41,874 33,200
6,168 813 5,316 12,202 789 171,902 103,199
1,945 620 2,569 4,600 620 18,327 12,191
2,500 847 2,500 2,500 847 2,500 2,500
3,432 1,110 4,717 14,386 1,110 83,778 49,542
9,793 1,849 9,945 14,973 1,660 65,118 57,053
202,918 32,019 539,174 5,536,864 31,147 30,239,063 21,098,394
(36,497) (24,099) — — (23,533) (7,984,454) (6,246,299)
166,421 7,920 539,174 5,536,864 7,614 22,254,609 14,852,095
448,132 (3,448) 3,208,537 4,897,393 16,891 103,648,642 59,177,163
(1,711,344) 34,648 5,192,934 (57,098,432) (1,416) 91,012,087 74,429,623
(1,059) 102 20,671 (66,224) 26 (23,891,232) (28,380,298)
— — — — — 85,694,076 86,129,324
(33,974) — (3,013,710) — — 92,473,009 34,651,338
(1,127) — — — — 449,820 463,333
— — — — — 3,055,662 1,103,819
(2,571,829) 612,936 (68,486,089) (130,097,552) 109,889 (61,061,027) (57,714,707)
— 41 — 77,598 72 (392,300,758) (383,617,129)
— — — — — 100,938 37,109
(5,082) — (166,914) — — (22,206,902) (23,789,010)
303 — — — — (40,270) (29,204)
— — — — — (33,792) (12,153)
(4,324,112) 647,727 (66,453,108) (187,184,610) 108,571 (226,748,389) (296,727,955)
$(3,875,980) $644,279 $(63,244,571) $(182,287,217) $125,462 $(123,099,747) $(237,550,792)

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
228
For the six months ended June 30, 2020 (unaudited)
Moderately
Conservative
Allocation
Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
Investment Income
Dividends $7,858,017 $— $157,306 $210,398
Interest 27,653,767 1,150,32 6 285,973 3,272,738
Income from mortgage dollar rolls 2,092,999 — — 110,993
Affiliated income from securities loaned, net 121,747 — 1,566 4,981
Income from affiliated investments 4,389,887 — 4,777 220,534
Non cash income 10,337 — 105,003 10,008
Non cash income from affiliated investments 26,808,778 — 55,382 757,699
Foreign tax withholding (18,611) — (369) —
Total Investment Income 68,916,921 1,150,326 609,638 4,587,351
Expenses
Adviser fees 14,324,229 450,641 66,133 546,469
Administrative service fees 468,813 56,888 37,044 53,580
Audit and legal fees 29,823 15,491 14,220 17,397
Custody fees 74,257 4,041 8,299 14,359
Insurance expenses 10,503 2,319 1,926 2,233
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 47,850 4,288 3,432 2,398
Other expenses 45,702 8,282 12,887 31,595
Total Expenses Before Reimbursement 15,003,677 544,450 146,441 670,531
Less:
Reimbursement from adviser (3,164,837) (29,873) (32,211) —
Total Net Expenses 11,838,840 514,577 114,230 670,531
Net Investment Income/(Loss) 57,078,081 635,749 495,408 3,916,820
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 38,618,057 1,039 (471,993) (2,054,899)
Affiliated investments (11,557,881) — (52,270) (19,212)
Distributions of realized capital gains from affiliated
investments 21,317,129 — — —
Futures contracts 45,658,990 — — 137,205
Foreign currency forward contracts — — — —
Foreign currency transactions 240,703 — — —
Swap agreements 2,254,905 — — 115,845
Change in net unrealized appreciation/(depreciation) on:
Investments (13,404,568) 19,178 (1,780,928) (4,906,338)
Affiliated investments (109,380,394) — (58,923) (859,964)
Written option contracts 78,672 — — —
Futures contracts (3,044,817) — — 92,013
Foreign currency forward contracts — — — —
Foreign currency transactions (19,085) — — —
Swap agreements (24,569) — — (1,660)
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) (29,262,858) 20,217 (2,364,114) (7,497,010)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $27,815,223 $655,966 $(1,868,706) $(3,580,190)
(a) Includes foreign capital gain taxes paid of  $4,980.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
229
Partner Emerging
Markets Equity
Portfolio
Partner Growth
Stock Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$667,719 $742,337 $1,515,460 $2,599,575 $52,743 $4,145,090 $3,648,214
1 — — — — 1,176 —
— — — — — — —
— — — — 4,159 150,469 19,475
7,813 19,356 18,807 4,500 5,841 5,473 84,268
— — — — — — —
— — — — — — —
(73,739) (5,656) (38,538) — (994) (4,450) (26,840)
601,794 756,037 1,495,729 2,604,075 61,749 4,297,758 3,725,117
370,427 847,394 978,261 649,753 92,331 546,221 1,778,153
41,629 57,223 54,997 49,728 36,962 81,429 80,205
30,143 16,793 16,741 16,091 15,684 18,110 17,119
41,735 12,961 9,244 2,903 4,236 12,220 8,380
2,024 2,294 2,266 2,178 1,919 2,769 2,776
2,500 2,500 2,500 2,500 2,500 2,500 2,500
2,555 2,381 2,555 1,771 3,464 5,117 1,152
8,965 8,293 8,865 7,739 7,259 11,522 9,566
499,978 949,839 1,075,429 732,663 164,355 679,888 1,899,851
(32,070) — (60,846) — (53,794) — —
467,908 949,839 1,014,583 732,663 110,561 679,888 1,899,851
133,886 (193,802) 481,146 1,871,412 (48,812) 3,617,870 1,825,266
(4,046,885)
(a)
1,047,683 6,565,548 (1,809,150) (154,947) (6,002,139) (10,613,917)
(1,413) 12,972 (962) 1,593 510 1,503 (11,105)
— — — — — — —
— — — — — (34,904) —
— — (93,907) — — — —
(49,188) (1,962) (24,953) — (70) — 876
— — — — — — —
(5,493,399) 23,673,532 1,598,441 (27,085,998) 2,789,889 (115,178,609) (84,632,767)
2,123 2,622 3,956 — 1,238 — 12,230
— — — — — — —
— — — — — 20,019 —
— — 138,339 — — — —
(8,659) 78 249 — 8 — —
— — — — — — —
184,935 — — — — — —
(9,412,486) 24,734,925 8,186,711 (28,893,555) 2,636,628 (121,194,130) (95,244,683)
$(9,278,600) $24,541,123 $8,667,857 $(27,022,143) $2,587,816 $(117,576,260) $(93,419,417)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.
230
Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
Operations
Net investment income/(loss) $9,493,199 $17,044,333 $371,379 $913,129
Net realized gains/(losses) 12,976,034 93,534,190 (320,602) 20,497,762
Change in net unrealized appreciation/(depreciation) (118,031,025) 207,306,313 (3,160,165) 7,370,330
Net Change in Net Assets Resulting From Operations (95,561,792) 317,884,836 (3,109,388) 28,781,221
Distributions to Shareholders
From net investment income/net realized gains (119,274,260) (117,385,069) (21,530,926) (5,265,108)
Total Distributions to Shareholders (119,274,260) (117,385,069) (21,530,926) (5,265,108)
Capital Stock Transactions
Sold 34,816,326 51,514,463 1,842,780 5,853,092
Distributions reinvested 119,274,260 117,385,069 21,530,926 5,265,108
Redeemed (26,248,343) (74,190,002) (4,669,987) (10,748,594)
Total Capital Stock Transactions 127,842,243 94,709,530 18,703,719 369,606
Net Increase/(Decrease) in Net Assets (86,993,809) 295,209,297 (5,936,595) 23,885,719
Net Assets, Beginning of Period 1,553,556,088 1,258,346,791 120,739,930 96,854,211
Net Assets, End of Period $1,466,562,279 $1,553,556,088 $114,803,335 $120,739,930
Capital Stock Share Transactions
Sold 2,368,199 3,088,997 123,456 381,843
Distributions reinvested 7,845,700 7,288,418 1,630,748 348,526
Redeemed (1,594,151) (4,447,791) (308,803) (705,361)
Total Capital Stock Share Transactions 8,619,748 5,929,624 1,445,401 25,008
(a) For the period from April 30, 2020 (inception) through June 30, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
231
Balanced Income Plus Portfolio Diversified Income Plus Portfolio
ESG Index
Portfolio Global Stock Portfolio
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited)
(a)
6/30/2020
(unaudited) 12/31/2019
$5,346,290 $11,639,512 $12,485,791 $25,837,391 $14,640 $7,446,574 $18,161,484
(8,917,871) 2,826,691 (7,896,810) 7,883,807 10,032 (26,948,221) 112,643,706
(22,453,419) 51,096,305 (33,685,515) 61,901,732 334,229 (58,723,632) 93,083,194
(26,025,000) 65,562,508 (29,096,534) 95,622,930 358,901 (78,225,279) 223,888,384
(14,277,653) (35,016,703) (31,633,268) (44,666,489) – (133,980,978) (80,794,741)
(14,277,653) (35,016,703) (31,633,268) (44,666,489) – (133,980,978) (80,794,741)
4,182,393 23,180,958 16,542,263 62,991,310 6,309,662 2,185,203 5,524,271
14,277,653 35,016,703 31,633,268 44,666,489 – 133,980,978 80,794,741
(16,209,440) (29,425,722) (30,545,642) (25,550,578) (66) (16,885,105) (29,764,966)
2,250,606 28,771,939 17,629,889 82,107,221 6,309,596 119,281,076 56,554,046
(38,052,047) 59,317,744 (43,099,913) 133,063,662 6,668,497 (92,925,181) 199,647,689
445,249,680 385,931,936 819,275,931 686,212,269 – 1,183,153,297 983,505,608
$407,197,633 $445,249,680 $776,176,018 $819,275,931 $6,668,497 $1,090,228,116 $1,183,153,297
303,964 1,576,919 2,018,990 7,733,292 626,426 185,021 416,793
1,028,827 2,455,675 4,070,263 5,612,849 – 11,515,736 6,236,424
(1,175,113) (1,989,233) (4,029,812) (3,162,540) (6) (1,372,775) (2,235,986)
157,678 2,043,361 2,059,441 10,183,601 626,420 10,327,982 4,417,231

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
232
Government Bond Portfolio High Yield Portfolio
For the periods ended
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
Operations
Net investment income/(loss) $1,638,007 $3,982,399 $23,049,343 $47,547,176
Net realized gains/(losses) 3,732,446 3,537,011 (23,124,230) (11,340,480)
Change in net unrealized appreciation/(depreciation) 7,969,591 2,813,659 (59,624,085) 76,875,591
Net Change in Net Assets Resulting From Operations 13,340,044 10,333,069 (59,698,972) 113,082,287
Distributions to Shareholders
From net investment income/net realized gains (1,637,558) (3,982,398) (23,480,231) (47,788,340)
Total Distributions to Shareholders (1,637,558) (3,982,398) (23,480,231) (47,788,340)
Capital Stock Transactions
Sold 24,443,907 14,761,747 5,750,232 18,408,557
Distributions reinvested 1,637,558 3,982,398 23,480,231 47,788,340
Redeemed (10,812,007) (21,518,338) (17,354,772) (37,695,245)
Total Capital Stock Transactions 15,269,458 (2,774,193) 11,875,691 28,501,652
Net Increase/(Decrease) in Net Assets 26,971,944 3,576,478 (71,303,512) 93,795,599
Net Assets, Beginning of Period 183,142,814 179,566,336 890,099,132 796,303,533
Net Assets, End of Period $210,114,758 $183,142,814 $818,795,620 $890,099,132
Capital Stock Share Transactions
Sold 2,104,649 1,343,129 1,303,975 3,904,641
Distributions reinvested 140,758 362,267 5,371,271 10,165,361
Redeemed (933,976) (1,961,132) (4,097,921) (8,025,766)
Total Capital Stock Share Transactions 1,311,431 (255,736) 2,577,325 6,044,236
(a) For the period from April 30, 2020 (inception) through June 30, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
233
Income Portfolio International Allocation Portfolio
International
Index Portfolio Large Cap Growth Portfolio
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited)
(a)
6/30/2020
(unaudited) 12/31/2019
$25,637,347 $53,154,019 $16,637,225 $42,916,662 $390,469 $2,665,797 $5,396,760
29,983,985 19,932,301 (142,514,647) 29,996,015 1,146,731 46,996,828 97,342,021
38,662,915 125,460,635 (149,401,395) 256,950,400 10,005,257 171,134,347 278,534,274
94,284,247 198,546,955 (275,278,817) 329,863,077 11,542,457 220,796,972 381,273,055
(33,958,570) (53,164,728) (78,655,114) (56,275,063) – (103,862,213) (158,086,659)
(33,958,570) (53,164,728) (78,655,114) (56,275,063) – (103,862,213) (158,086,659)
27,349,143 43,831,845 2,822,589 10,148,399 120,935,398 36,332,328 39,253,551
33,958,570 53,164,728 78,655,114 56,275,063 – 103,862,213 158,086,659
(11,093,780) (36,988,185) (117,738,692) (40,568,947) (21,250,184) (33,014,658) (115,959,966)
50,213,933 60,008,388 (36,260,989) 25,854,515 99,685,214 107,179,883 81,380,244
110,539,610 205,390,615 (390,194,920) 299,442,529 111,227,671 224,114,642 304,566,640
1,665,800,234 1,460,409,619 1,922,173,427 1,622,730,898 – 1,486,397,579 1,181,830,939
$1,776,339,844 $1,665,800,234 $1,531,978,507 $1,922,173,427 $111,227,671 $1,710,512,221 $1,486,397,579
2,537,348 4,240,195 336,121 1,065,230 12,416,495 892,498 1,008,600
3,146,619 5,183,361 9,206,428 5,871,833 – 2,323,877 4,292,987
(1,067,484) (3,596,254) (14,639,257) (4,225,035) (2,000,039) (797,192) (2,989,859)
4,616,483 5,827,302 (5,096,708) 2,712,028 10,416,456 2,419,183 2,311,728

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
234
(a)
For the period from April 30, 2020 (inception) through June 30, 2020.
Large Cap Index Portfolio Large Cap Value Portfolio
For the periods ended
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
Operations
Net investment income/(loss) $10,269,482 $19,710,298 $15,572,972 $31,141,227
Net realized gains/(losses) (1,129,340) 3,410,403 10,337,133 33,420,070
Change in net unrealized appreciation/(depreciation) (48,491,078) 267,908,961 (295,901,381) 282,993,917
Net Change in Net Assets Resulting From Operations (39,350,936) 291,029,662 (269,991,276) 347,555,214
Distributions to Shareholders
From net investment income/net realized gains (22,299,960) (23,100,732) (65,039,448) (98,113,964)
Total Distributions to Shareholders (22,299,960) (23,100,732) (65,039,448) (98,113,964)
Capital Stock Transactions
Sold 18,770,818 58,212,927 7,152,217 14,277,383
Distributions reinvested 22,299,960 23,100,732 65,039,448 98,113,964
Redeemed (27,007,842) (53,387,106) (9,407,848) (21,623,722)
Total Capital Stock Transactions 14,062,936 27,926,553 62,783,817 90,767,625
Net Increase/(Decrease) in Net Assets (47,587,960) 295,855,483 (272,246,907) 340,208,875
Net Assets, Beginning of Period 1,227,295,958 931,440,475 1,767,389,691 1,427,180,816
Net Assets, End of Period $1,179,707,998 $1,227,295,958 $1,495,142,784 $1,767,389,691
Capital Stock Share Transactions
Sold 468,812 1,454,134 462,369 793,771
Distributions reinvested 524,496 582,369 4,121,742 5,603,150
Redeemed (665,427) (1,329,255) (573,606) (1,197,567)
Total Capital Stock Share Transactions 327,881 707,248 4,010,505 5,199,354

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
235
Limited Maturity Bond Portfolio Low Volatility Equity Portfolio
Mid Cap Growth
Portfolio Mid Cap Index Portfolio
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited)
(a)
6/30/2020
(unaudited) 12/31/2019
$11,212,988 $23,955,803 $448,132 $587,340 $(3,448) $3,208,537 $6,206,686
(4,441,509) (7,054,331) (1,747,504) 344,419 34,750 2,199,895 10,482,427
12,098,912 25,641,946 (2,576,608) 5,083,957 612,977 (68,653,003) 82,924,021
18,870,391 42,543,418 (3,875,980) 6,015,716 644,279 (63,244,571) 99,613,134
(11,206,892) (24,100,033) (989,231) (362,765) – (19,223,749) (32,626,762)
(11,206,892) (24,100,033) (989,231) (362,765) – (19,223,749) (32,626,762)
55,401,420 37,652,980 6,659,572 18,419,909 10,128,835 12,752,757 33,456,236
11,206,892 24,100,033 989,231 362,765 – 19,223,749 32,626,762
(16,029,512) (32,190,675) (3,130,125) (3,226,537) (5,090,203) (9,716,352) (17,787,210)
50,578,800 29,562,338 4,518,678 15,556,137 5,038,632 22,260,154 48,295,788
58,242,299 48,005,723 (346,533) 21,209,088 5,682,911 (60,208,166) 115,282,160
949,223,952 901,218,229 43,127,892 21,918,804 – 494,639,651 379,357,491
$1,007,466,251 $949,223,952 $42,781,359 $43,127,892 $5,682,911 $434,431,485 $494,639,651
5,610,659 3,805,327 551,587 1,524,878 969,340 844,130 1,883,050
1,136,533 2,441,146 85,174 30,216 – 1,237,169 1,922,116
(1,651,612) (3,267,869) (286,709) (272,470) (463,997) (632,625) (999,842)
5,095,580 2,978,604 350,052 1,282,624 505,343 1,448,674 2,805,324

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
236
Mid Cap Stock Portfolio
Mid Cap Value
Portfolio
For the periods ended
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited)
(a)
Operations
Net investment income/(loss) $4,897,393 $9,106,675 $16,891
Net realized gains/(losses) (57,164,656) 66,563,863 (1,390)
Change in net unrealized appreciation/(depreciation) (130,019,954) 327,594,358 109,961
Net Change in Net Assets Resulting From Operations (182,287,217) 403,264,896 125,462
Distributions to Shareholders
From net investment income/net realized gains (72,800,955) (176,267,786) –
Total Distributions to Shareholders (72,800,955) (176,267,786) –
Capital Stock Transactions
Sold 7,604,287 25,026,613 5,373,077
Distributions reinvested 72,800,955 176,267,786 –
Redeemed (26,442,637) (57,178,112) (422,794)
Total Capital Stock Transactions 53,962,605 144,116,287 4,950,283
Net Increase/(Decrease) in Net Assets (201,125,567) 371,113,397 5,075,745
Net Assets, Beginning of Period 1,921,455,658 1,550,342,261 –
Net Assets, End of Period $1,720,330,091 $1,921,455,658 $5,075,745
Capital Stock Share Transactions
Sold 492,969 1,308,297 534,889
Distributions reinvested 4,268,148 9,904,465 –
Redeemed (1,583,582) (3,033,022) (39,801)
Total Capital Stock Share Transactions 3,177,535 8,179,740 495,088
(a) For the period from April 30, 2020 (inception) through June 30, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
237
Moderate Allocation Portfolio
Moderately Aggressive Allocation
Portfolio
Moderately Conservative
Allocation Portfolio Money Market Portfolio
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
$103,648,642 $196,470,984 $59,177,163 $101,022,258 $57,078,081 $118,912,769 $635,749 $3,331,983
248,793,422 442,052,516 168,397,139 371,779,289 96,531,903 174,234,550 1,039 4,873
(475,541,811) 1,072,314,929 (465,125,094) 786,435,373 (125,794,761) 424,955,554 19,178 –
(123,099,747) 1,710,838,429 (237,550,792) 1,259,236,920 27,815,223 718,102,873 655,966 3,336,856
(632,227,863) (637,493,993) (486,522,362) (461,070,483) (284,132,136) (238,889,921) (635,751) (3,331,983)
(632,227,863) (637,493,993) (486,522,362) (461,070,483) (284,132,136) (238,889,921) (635,751) (3,331,983)
2,890,473 30,062,895 11,205,022 45,454,686 26,980,882 50,591,254 140,939,371 82,805,039
632,227,863 637,493,993 486,522,362 461,070,483 284,132,136 238,889,921 635,751 3,331,983
(351,908,386) (630,395,440) (175,609,033) (357,698,583) (131,543,915) (268,509,132) (56,855,884) (65,047,648)
283,209,950 37,161,448 322,118,351 148,826,586 179,569,103 20,972,043 84,719,238 21,089,374
(472,117,660) 1,110,505,884 (401,954,803) 946,993,023 (76,747,810) 500,184,995 84,739,453 21,094,247
10,455,441,243 9,344,935,359 6,746,156,528 5,799,163,505 5,313,349,385 4,813,164,390 199,100,812 178,006,565
$9,983,323,583 $10,455,441,243 $6,344,201,725 $6,746,156,528 $5,236,601,575 $5,313,349,385 $283,840,265 $199,100,812
204,584 2,047,942 745,435 2,874,253 1,979,184 3,758,997 140,939,371 82,805,039
44,513,058 44,540,443 32,872,244 30,036,774 21,443,287 18,023,579 635,751 3,331,983
(24,611,366) (42,980,728) (11,625,521) (22,636,409) (9,844,102) (19,927,147) (56,855,884) (65,047,648)
20,106,276 3,607,657 21,992,158 10,274,618 13,578,369 1,855,429 84,719,238 21,089,374

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
238
Multidimensional Income Portfolio Opportunity Income Plus Portfolio
For the periods ended
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
Operations
Net investment income/(loss) $495,408 $854,209 $3,916,820 $7,755,996
Net realized gains/(losses) (524,263) (198,075) (1,821,061) 337,655
Change in net unrealized appreciation/(depreciation) (1,839,851) 2,245,178 (5,675,949) 7,258,608
Net Change in Net Assets Resulting From Operations (1,868,706) 2,901,312 (3,580,190) 15,352,259
Distributions to Shareholders
From net investment income/net realized gains – (896,606) (3,925,080) (7,806,071)
From return of capital – (90,261) – –
Total Distributions to Shareholders – (986,867) (3,925,080) (7,806,071)
Capital Stock Transactions
Sold 2,777,307 10,126,473 18,150,409 48,388,707
Distributions reinvested – 986,867 3,925,080 7,806,071
Redeemed (3,278,899) (5,180,445) (15,170,508) (15,406,734)
Total Capital Stock Transactions (501,592) 5,932,895 6,904,981 40,788,044
Net Increase/(Decrease) in Net Assets (2,370,298) 7,847,340 (600,289) 48,334,232
Net Assets, Beginning of Period 25,892,010 18,044,670 221,150,633 172,816,401
Net Assets, End of Period $23,521,712 $25,892,010 $220,550,344 $221,150,633
Capital Stock Share Transactions
Sold 285,442 1,019,513 1,819,400 4,821,639
Distributions reinvested – 98,695 403,848 779,512
Redeemed (366,469) (526,480) (1,607,459) (1,542,285)
Total Capital Stock Share Transactions (81,027) 591,728 615,789 4,058,866

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
239
Partner Emerging Markets Equity
Portfolio Partner Growth Stock Portfolio Partner Healthcare Portfolio Real Estate Securities Portfolio
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
$133,886 $1,802,577 $(193,802) $146,225 $481,146 $883,230 $1,871,412 $3,490,915
(4,097,486) (53,354) 1,058,693 4,262,030 6,445,726 2,046,685 (1,807,557) 1,824,888
(5,315,000) 14,474,823 23,676,232 60,085,563 1,740,985 48,671,867 (27,085,998) 38,741,019
(9,278,600) 16,224,046 24,541,123 64,493,818 8,667,857 51,601,782 (27,022,143) 44,056,821
(1,765,267) (668,906) (4,212,296) (8,114,664) (3,002,092) (940,425) (3,438,536) (4,023,223)
– – – – – – – –
(1,765,267) (668,906) (4,212,296) (8,114,664) (3,002,092) (940,425) (3,438,536) (4,023,223)
2,005,027 4,709,969 8,841,619 15,294,050 6,188,241 8,986,241 2,644,697 9,366,201
1,765,267 668,906 4,212,296 8,114,664 3,002,092 940,425 3,438,536 4,023,223
(5,865,026) (12,342,566) (9,358,103) (18,741,829) (10,264,388) (19,735,427) (8,218,795) (14,977,118)
(2,094,732) (6,963,691) 3,695,812 4,666,885 (1,074,055) (9,808,761) (2,135,562) (1,587,694)
(13,138,599) 8,591,449 24,024,639 61,046,039 4,591,710 40,852,596 (32,596,241) 38,445,904
92,355,024 83,763,575 266,706,730 205,660,691 245,191,520 204,338,924 198,344,092 159,898,187
$79,216,425 $92,355,024 $290,731,369 $266,706,730 $249,783,230 $245,191,520 $165,747,851 $198,344,092
157,499 352,604 318,261 595,763 258,826 433,683 104,733 348,403
137,167 49,288 136,497 317,628 120,463 44,489 144,472 153,985
(478,820) (923,663) (351,627) (720,921) (445,820) (931,131) (340,146) (567,277)
(184,154) (521,771) 103,131 192,470 (66,531) (452,959) (90,941) (64,889)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
240
Small Cap Growth Portfolio Small Cap Index Portfolio
For the periods ended
6/30/2020
(unaudited) 12/31/2019
6/30/2020
(unaudited) 12/31/2019
Operations
Net investment income/(loss) $(48,812) $(58,723) $3,617,870 $7,108,302
Net realized gains/(losses) (154,507) (275,450) (6,035,540) 24,769,209
Change in net unrealized appreciation/(depreciation) 2,791,135 3,826,375 (115,158,590) 80,368,433
Net Change in Net Assets Resulting From Operations 2,587,816 3,492,202 (117,576,260) 112,245,943
Distributions to Shareholders
From net investment income/net realized gains – – (32,023,582) (49,096,841)
Total Distributions to Shareholders – – (32,023,582) (49,096,841)
Capital Stock Transactions
Sold 9,833,323 13,161,540 50,391,104 77,572,572
Distributions reinvested – – 32,023,582 49,096,841
Redeemed (2,851,854) (4,793,573) (16,010,031) (33,491,923)
Total Capital Stock Transactions 6,981,469 8,367,967 66,404,655 93,177,490
Net Increase/(Decrease) in Net Assets 9,569,285 11,860,169 (83,195,187) 156,326,592
Net Assets, Beginning of Period 22,178,351 10,318,182 640,505,962 484,179,369
Net Assets, End of Period $31,747,636 $22,178,351 $557,310,775 $640,505,962
Capital Stock Share Transactions
Sold 862,239 1,204,984 3,137,751 4,282,640
Distributions reinvested – – 2,251,123 2,962,942
Redeemed (267,611) (440,249) (1,058,319) (1,882,250)
Total Capital Stock Share Transactions 594,628 764,735 4,330,555 5,363,332

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
241
Small Cap Stock Portfolio
6/30/2020
(unaudited) 12/31/2019
$1,825,266 $4,013,856
(10,624,146) 63,599,343
(84,620,537) 73,001,779
(93,419,417) 140,614,978
(67,439,993) (70,926,922)
(67,439,993) (70,926,922)
5,618,580 8,746,524
67,439,993 70,926,922
(10,614,585) (24,175,319)
62,443,988 55,498,127
(98,415,422) 125,186,183
636,048,963 510,862,780
$537,633,541 $636,048,963
371,734 465,011
4,631,772 3,978,512
(668,151) (1,271,347)
4,335,355 3,172,176

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
242
(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation
organized under the laws of Minnesota, is registered under the
Investment Company Act of 1940 (the “1940 Act”). The Fund is
divided into 33 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies.
The Fund consists of four asset allocation Portfolios, three income plus Portfolios, twenty equity Portfolios, five fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales
charges, to separate accounts of Thrivent Financial for Lutherans
("Thrivent Financial" or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by
Thrivent Financial, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and
directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The
Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of
Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued on
the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (“Committee”) that
is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
243
model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal, Minnesota, and
Wisconsin, as well as certain foreign countries. As of June 30, 2020, open U.S. Federal, Minnesota, and Wisconsin tax years include the tax years ended December 31, 2016 through 2019. Additionally, as of June 30, 2020, the tax year ended December 31, 2015 is open for Wisconsin. The Portfolios have no examinations in progress and none are expected at this time.
As of June 30, 2020, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the
Portfolios’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
244
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond Portfolio, High Yield
Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, Money
Market Portfolio and Opportunity Income Plus Portfolio; and
declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market
Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
245
proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the six months ended June 30, 2020, Aggressive
Allocation, Moderate Allocation, Moderately Aggressive Allocation,
and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or manage the duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the Money
Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2020, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government
Bond, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the six months ended June 30, 2020, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, Global
Stock, International Allocation, International Index, Large Cap Index,
Low Volatility Equity, Mid Cap Index, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, Opportunity Income Plus, and Small Cap Index used equity futures to manage exposure to the equities market.
During the six months ended June 30, 2020, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Global Stock, International Allocation, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection
with purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the six months ended June 30, 2020, Partner
Healthcare used foreign currency forward contracts in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of
the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
246
appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 30, 2020, Balanced Income Plus,
Diversified Income Plus, High Yield, Income, Limited Maturity Bond,
Moderate Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap
agreement between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The
Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
247
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Options Written 4,297 – 4,297 4,297 – – –
Securities Lending 11,952,763 – 11,952,763 11,808,581 – – 144,182
(^)
Balanced Income Plus
Securities Lending 1,927,534 – 1,927,534 1,877,131 – – 50,403
(^)
Diversified Income Plus
Securities Lending 4,798,557 – 4,798,557 4,634,915 – – 163,642
(^)
Global Stock
Securities Lending 1,186,174 – 1,186,174 1,123,205 – – 62,969
(^)
Government Bond
Securities Lending 379,500 – 379,500 361,197 – – 18,303
(^)
High Yield
Securities Lending 25,245,329 – 25,245,329 24,224,763 – – 1,020,566
(^)
Income
Securities Lending 28,403,985 – 28,403,985 27,619,895 – – 784,090
(^)
International Allocation
Securities Lending 9,219,401 – 9,219,401 8,725,321 – – 494,080
(^)
Large Cap Index
Securities Lending 2,292,674 – 2,292,674 2,292,674 – – –
Large Cap Value
Securities Lending 14,288,800 – 14,288,800 14,052,300 – – 236,500
(^)
Limited Maturity Bond
Securities Lending 7,830,119 – 7,830,119 7,606,937 – – 223,182
(^)
Low Volatility Equity
Securities Lending 410,205 – 410,205 404,956 – – 5,249
(^)
Mid Cap Index
Securities Lending 13,627,180 – 13,627,180 13,491,365 – – 135,815
(^)
Mid Cap Stock
Securities Lending 41,022,000 – 41,022,000 39,575,100 – – 1,446,900
(^)
Moderate Allocation
Options Written 116,875 – 116,875 116,875 – – –
Securities Lending 117,617,531 – 117,617,531 114,666,171 – – 2,951,360
(^)
Moderately Aggressive
Allocation
Options Written 42,969 – 42,969 42,969 – – –
Securities Lending 29,826,133 – 29,826,133 28,889,253 – – 936,880
(^)
Moderately Conservative
Allocation
Options Written 91,094 – 91,094 91,094 – – –
Securities Lending 88,869,728 – 88,869,728 86,355,983 – – 2,513,745
(^)
Multidimensional Income
Securities Lending 107,363 – 107,363 103,196 – – 4,167
(^)
Opportunity Income Plus
Securities Lending 387,990 – 387,990 371,057 – – 16,933
(^)
Small Cap Growth
Securities Lending 1,864,876 – 1,864,876 1,664,555 – – 200,321
(^)
Small Cap Index
Securities Lending 34,547,598 – 34,547,598 33,943,564 – – 604,034
(^)
Small Cap Stock
Securities Lending 7,062,600 – 7,062,600 6,901,464 – – 161,136
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
248
Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
As of June 30, 2020, the value of securities on loan is as follows:
When-Issued and Delayed Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment
Portfolio Securities on Loan
Aggressive Allocation $ 11,808,581
Balanced Income Plus 1,877,131
Diversified Income Plus 4,634,915
Global Stock 1,123,205
Government Bond 361,197
High Yield 24,224,763
Income 27,619,895
International Allocation 8,725,321
Large Cap Index 2,443,102
Large Cap Value 14,052,300
Limited Maturity Bond 7,606,937
Low Volatility Equity 404,956
Mid Cap Index 13,491,365
Mid Cap Stock 39,575,100
Moderate Allocation 114,666,171
Moderately Aggressive Allocation 28,889,253
Moderately Conservative Allocation 86,355,983
Multidimensional Income 103,196
Opportunity Income Plus 371,057
Small Cap Growth 1,664,555
Small Cap Index 33,943,564
Small Cap Stock 6,901,464

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
249
objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2020, Money
Market Portfolio engaged in this type of investment.
Equity-Linked Structured Securities
— Certain Portfolios may
invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option.
There is no guaranteed return of principal with these securities.
The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 30, 2020, none of the Portfolios engaged in these types of transactions.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Loan Commitments
— Certain Portfolios may enter into loan
commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the
London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the
“Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments
often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.
All or a portion of these loan commitments may be unfunded. A
Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.  During the six months ended June 30, 2020, none of the Portfolios engaged in these types of investments.
Loss Contingencies
— Thrivent Balanced Income Plus
Portfolio and Thrivent Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured
Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions were consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the
Tribune bankruptcy estate. Thrivent Balanced Income Plus Portfolio and Thrivent Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. The district court has dismissed the claims, but the dismissals are on appeal. If the plaintiffs are successful with their claims, it is reasonably possible that these Portfolios would be

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
250
required to return payments in some amount. Management does
not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.
Thrivent Opportunity Income Plus Portfolio was obligated to pay
$133,203 to Lehman Brothers and entitled to receive $71,563 from
Lehman Brothers as of October 14, 2008. Because of the collapse of Lehman Brothers, the securities and obligations remain involved in litigation and bankruptcy proceedings. At the conclusion of legal proceedings, it is reasonably possible that Thrivent Opportunity
Income Plus Portfolio could be required to pay all or a portion of the
$133,203. However, it is also reasonably possible that the Portfolio would be able to offset some of this liability with the $71,563 owed to the Portfolio by Lehman Brothers at the time of its bankruptcy.
Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Portfolio to make additional investments.
Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London Interbank
Offered Rate ("LIBOR"), plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are
immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Portfolio (with the exception of Money
Market Portfolio) along with other funds managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Rate or the One-Month LIBOR rate plus 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Portfolio pays a commitment fee in proportion to their respective net assets.  The Portfolios had no borrowings during the six months ended June 30, 2020.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Low Volatility Equity 0.600% 0.600% 0.500% 0.500%
Multidimensional Income 0.550% 0.550%  0.500%  0.500%
Partner Emerging Markets   0.950% 0.950% 0.900%  0.850%
Partner Healthcare  0.900%  0.850% 0.800%   0.750%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
251
Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.
International Allocation Portfolio
The Adviser has entered into a subadvisory agreement
with Goldman Sachs Asset Management, LP ("GSAM") for the
performance of subadvisory services.
The fee payable for GSAM for managing the international small-
and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Fund, (presented under a separate shareholder report) is included in determining breakpoints for the assets managed by GSAM.
Partner Emerging Markets Equity Portfolio
The Adviser has entered into a subadvisory agreement with
Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable to Aberdeen is equal to
0.75% of the first $100 million of average daily net assets, 0.70%
of the next $150 million and 0.65% of average daily net assets over
$250 million.
Partner Growth Stock Portfolio
The Adviser has entered into a subadvisory agreement with T.
Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to the following based on tier level of average daily net assets:
Partner Healthcare Portfolio
The Adviser has entered into a subadvisory agreement with
BlackRock Investment Management, LLC. for the performance of subadvisory services.  The fee payable to BlackRock is equal to
0.50% of the first $50 million of average daily net assets, 0.475% of the next $200 million, 0.45% of the next $250 million and 0.425% of average daily net assets over $500 million.
Expense Reimbursements
— For the six months ended June
30, 2020, contractual expense reimbursements, as a percentage of net assets, were in effect:
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Allocation
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Partner Growth Stock
6.500% 6.500% 6.500% 6.250% 0.600% 0.600% 0.550% 0.550% 0.550% 0.550% 0.550%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Tier (M-Millions)
$0 - $100M $0 - $50M 0.500%
Over $50M - $100M 0.400%
Over $100M - $1,000M $0 - $250M 0.400%
Over $250M - $500M 0.375%
Over $500M -$1,000M 0.350%
Over $1,000M All assets 0.300%
Portfolio
Expense
Reimbursement
Expiration
Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
252
Partner Healthcare 0.05% 4/30/2021
For the six months ended June 30, 2020, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Expense reimbursements are accrued daily and paid by Thrivent
Financial monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.
Each of the four Asset Allocation Portfolios paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place, and through at least April
30, 2020, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.  This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Portfolios and the Adviser. For the six months ended June 30,
2020, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.16% 4/30/2021
Moderate Allocation 0.16% 4/30/2021
Moderately Aggressive Allocation 0.20% 4/30/2021
Moderately Conservative Allocation 0.12% 4/30/2021
Subject to certain limitations, all Portfolios in the Fund except for
Money Market Portfolio may invest cash in other Portfolios in the
Fund, Thrivent Cash Management Trust, and Thrivent Core Funds.
These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to any investment advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent
Cash Management Trust. There are no advisory fees for Thrivent
Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting and
administrative services agreement with Thrivent Financial to provide certain accounting and administrative personnel and services to the
Portfolios. The Portfolios pay an annual fixed fee per portfolio plus a certain percentage of net assets to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the six months ended June
30, 2020, Thrivent Financial received aggregate fees for accounting and administrative personnel and services of $4,355,158 from the
Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the six months ended June 30, 2020, Thrivent Investor Services received $75,890 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.  Thrivent Money Market Portfolio is not eligible for the deferred plan. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the designated Portfolios of the Fund. Their fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $475,446 in fees from the Fund for the six months ended
June 30, 2020. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial, however, they receive no compensation from the Fund. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios. The
Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation
Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement
Portfolio
Expense
Limit
Expiration
Date
ESG Index 0.38% 4/30/2021
International Index 0.46% 4/30/2021
Low Volatility Equity 0.80% 4/30/2021
Mid Cap Growth 0.85% 4/30/2021
Mid Cap Value 0.90% 4/30/2021
Multidimensional Income 0.95% 4/30/2021
Partner Emerging Markets Equity 1.20% 4/30/2021
Small Cap Growth
1
0.94% 4/30/2021
1
Expense waiver changed from 0.97% to 0.94% effective 4/30/2020
Portfolio
Expense
Reimbursement
Expiration
Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
253
is made related to investments in these funds. This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Fund and the Adviser.
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2020, none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in
nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2020, the tax-basis balance has not yet been determined.
At December 31, 2019, the following Portfolios had accumulated net realized capital loss carryovers as follows:
To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2020, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
Portfolio
Capital Loss
Carryover Expiration
Government Bond $ 1,359,444 Unlimited
High Yield 41,697,279 Unlimited
Limited Maturity Bond 7,364,004 Unlimited
Multidimensional Income 234,633 Unlimited
Opportunity Income Plus 3,022,042 Unlimited
Partner Emerging Markets
Equity 6,313,021 Unlimited
Real Estate Securities 836,728 Unlimited
Small Cap Growth 290,641 Unlimited
In thousands
Portfolio Purchases Sales
Aggressive Allocation $ 315,299 $ 245,352
All Cap 32,841 35,256
Balanced Income Plus 115,765 120,914
Diversified Income Plus 211,935 190,284
ESG Index 6,639 369
Global Stock 269,813 241,698
Government Bond 4,924 9,740
High Yield 251,693 230,641
Income 579,674 346,247
International Allocation 678,113 672,200
International Index 127,310 27,520
Large Cap Growth 369,145 371,917
Large Cap Index 16,600 11,252
Large Cap Value 281,052 254,302
Limited Maturity Bond 239,7 93 175,665
Low Volatility Equity 18,013 12,612
Mid Cap Growth 5,368 421
Mid Cap Index 50,277 31,330
Mid Cap Stock 320,283 291,535
Mid Cap Value 5,636 740
Moderate Allocation 1,528,776 1,249,329
Moderately Aggressive Allocation 1,098,895 867,523
Moderately Conservative Allocation 710,170 556,980
Multidimensional Income 8,487 7,156
Opportunity Income Plus 60,850 37,342
Partner Emerging Markets Equity 12,370 16,470
Partner Growth Stock 69,893 71,384
Partner Healthcare 37,037 42,569
Real Estate Securities 15,879 18,397
Small Cap Growth 13,508 6,460
Small Cap Index 110,412 71,947
Small Cap Stock 239,818 227,847
In thousands
Portfolio Purchases Sales
Aggressive Allocation $ 136,819 $ 139,355
Balanced Income Plus 72,356 76,322
Diversified Income Plus 407,182 407,315
Government Bond 279,830 257,216
Income 560,199 684,073
Limited Maturity Bond 364,260 386,080
Moderate Allocation 3,967,106 4,163,848
Moderately Aggressive Allocation 1,455,982 1,537,714
Moderately Conservative Allocation 3,082,071 3,201,173
Multidimensional Income – 535
Opportunity Income Plus 153,799 160,971

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
254
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2020, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios, or affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 30, 2020, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act that were in excess of 0.450% of net assets:
During the six months ended June 30, 2020, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act that were in excess of 0.450% of net assets:
(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of other insurance companies not affiliated with Thrivent
Financial, and other Portfolios.
As of June 30, 2020, authorized capital stock consists of ten billion shares as follows:
(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and has determined that no items require disclosure in or adjustment to the financial statements other than the items noted
below.
For the month end July 31, 2020 the following funds had significant capital activity:
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry.  As of June 30,
2020, the following Portfolios had portfolio concentration greater than 25% in certain market sectors.
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
High Yield 3 0.02%
Portfolio Purchase Amount
Mid Cap Index 3,348,671
Small Cap Index 2,610,228
Small Cap Stock 4,602,090
Portfolio Sales Proceeds Realized Gain/(Loss)
Mid Cap Index 3,692,521 (3,331,466)
Small Cap Index 3,196,850 2,158,902
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Portfolio Shares Authorized Par Value
Government Bond 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 200,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 300,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Low Volatility Equity 100,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multidimensional Income 100,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Partner Emerging Markets Equity 100,000,000 0.01
Partner Growth Stock 100,000,000 0.01
Partner Healthcare 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 100,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Capital Activity Amount Shares
ESG Index Redemption $1,346,007 125,027
ESG Index Subscription 1,098,855 100,013
Mid Cap Growth Redemption 411,402 36,003
Mid Cap Growth Subscription 2,507,103 215,850
Mid Cap Value Redemption 357,118 35,071
Mid Cap Value Subscription 255,921 25,155
Small Cap Growth Subscription 3,787,096 289,833

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
255
(10) SIGNIFICANT RISKS
The following risks are presented in alphabetical order. The amount of a specific risk is dependent on each Portfolio.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Business Development Company (“BDC”) Risk
— The value
of a BDC’s investments will be affected by portfolio company specific performance as well as the overall economic environment.
Shares of BDCs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial. The Portfolio may be exposed to greater risk and experience higher volatility than would a portfolio that was not invested in BDCs. Additionally, most BDCs employ leverage which can magnify the returns of underlying investments.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation(“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering
Portfolio Sector
% Total
Net
Assets
All Cap Information Technology 26.4%
ESG Index Information Technology 27.9%
Government Bond U.S. Govt. & Agencies 48.5%
Income Financials 27.0%
Large Cap Growth Information Technology 41.5%
Large Cap Index Information Technology 27.4%
Mid Cap Growth Information Technology 30.3%
Multidimensional Income Unaffiliated Registered
Investment Companies 28.1%
Partner Growth Stock Information Technology 40.9%
Partner Healthcare Health Care Equipment 26.9%
Real Estate Securities Specialized REITs 28.7%
Small Cap Growth Information Technology 30.9%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
256
with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems.
Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Portfolio to greater risk and increase its costs.
Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Emerging Markets Risk
— The economic and political
structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the
Portfolio’s share price to decline.
Equity Security Risk
— Equity securities held by the Portfolio
may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Portfolio more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio's ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests.  Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Portfolio, the
Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
257
Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades,
changes in interest rates, and decreased liquidity in credit markets.
The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted.
In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. The
Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S.
securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S.
dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
258
obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Portfolio to process shareholder redemptions, and negatively impact Portfolio performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Portfolio.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.  In addition, the phase out of LIBOR (the offered rate for short-term Eurodollar deposits between major international banks)
by the end of 2021 could lead to increased volatility and illiquidity in certain markets that currently rely on LIBOR to determine interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent
Moderately Aggressive Allocation Portfolio and Thrivent Moderately
Conservative Allocation Portfolio (each, a “Thrivent Asset Allocation
Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Other Funds”). From time to time, one or more of the Other Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors. These transactions may affect the Other Funds since Other Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Other Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent
Asset Allocation Funds owns a substantial portion of any Other
Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Other Fund may be adversely affected if the Other Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
259
Asset Allocation Funds may own substantial portions of some Other
Funds, a redemption or reallocation by a Thrivent Asset Allocation
Fund away from an Other Fund could cause the Other Fund’s
expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the adviser in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.  There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Investment in Other Investment Companies Risk
— Investing
in other investment companies, including CEFs and BDCs, could result in the duplication of certain fees, including management and administrative fees, and may expose the Portfolio to the risks of owning the underlying investments that the other investment company holds.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, or affiliated Portfolios) may make relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a
Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The elimination of LIBOR may adversely affect
the interest rates on, and value of, certain Portfolio investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct
Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains
unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The
U.S. Federal Reserve, based on the recommendations of the New
York Federal Reserve’s Alternative Reference Rate Committee
(comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing
Rate (SOFR), that is intended to replace U.S. dollar LIBOR.
Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Portfolios. The effect of any changes to, or discontinuation of,
LIBOR on the Portfolio will vary depending, among other things, on
(1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolios until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Master Limited Partnership (“MLP”) Risk
— MLPs are subject
to risks such as limited partner risk, liquidity risk, interest rate risk, and general partner risk.
    • An MLP is a public limited partnership or limited liability company taxed as a partnership. The risks of investing in an MLP

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
260
are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investor may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
    • The ability to trade on a public exchange or in the over-
the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
    • MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.
Multi-Manager Risk
— The investment styles employed by the
subadvisers may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the
Adviser may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other
funds managed by the Adviser or an affiliate (“Other Funds”), the performance of the Portfolio is dependent, in part, upon the performance of Other Funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the
Other Funds. In addition, Other Funds may be subject to additional fees and expenses that will be borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
261
a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation)
as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— The risk that securities selected
according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Although the
Portfolio generally does not have the ability to impose liquidity fees or temporarily suspend redemptions, the payment of redemption proceeds could be delayed or denied if the Portfolio is liquidated, to the extent permitted by applicable regulations.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets,

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2020
(unaudited)
262
fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.
264
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2020
(unaudited)
$ 17.49 $ 0.10 $ (1.21) $ (1.11) $ (0.20) $ (1.13)
Year Ended 12/31/2019 15.18 0.19 3.53 3.72 (0.23) (1.18)
Year Ended 12/31/2018 17.51 0.18 (1.19) (1.01) (0.12) (1.20)
Year Ended 12/31/2017 14.58 0.11 3.02 3.13 (0.12) (0.08)
Year Ended 12/31/2016 14.19 0.12 1.19 1.31 (0.14) (0.78)
Year Ended 12/31/2015 15.44 0.10 (0.13) (0.03) (0.16) (1.06)
ALL CAP PORTFOLIO
Period Ended 6/30/2020
(unaudited)
16.45 0.04 (0.42) (0.38) (0.12) (2.88)
Year Ended 12/31/2019 13.24 0.13 3.81 3.94 (0.10) (0.63)
Year Ended 12/31/2018 15.54 0.10 (1.54) (1.44) (0.08) (0.78)
Year Ended 12/31/2017 12.99 0.08 2.54 2.62 (0.07) –
Year Ended 12/31/2016 12.94 0.07 0.61 0.68 (0.04) (0.59)
Year Ended 12/31/2015 14.18 0.04 0.33 0.37 (0.05) (1.56)
BALANCED INCOME PLUS PORTFOLIO
Period Ended 6/30/2020
(unaudited)
15.11 0.19 (1.06) (0.87) (0.42) (0.08)
Year Ended 12/31/2019 14.07 0.40 1.93 2.33 (0.45) (0.84)
Year Ended 12/31/2018 15.37 0.43 (1.15) (0.72) (0.38) (0.20)
Year Ended 12/31/2017 14.09 0.37 1.26 1.63 (0.35) –
Year Ended 12/31/2016 14.03 0.37 0.57 0.94 (0.37) (0.51)
Year Ended 12/31/2015 14.87 0.38 (0.38) 0.00 (0.32) (0.52)
DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/30/2020
(unaudited)
8.31 0.13 (0.40) (0.27) (0.28) (0.05)
Year Ended 12/31/2019 7.76 0.26 0.79 1.05 (0.30) (0.20)
Year Ended 12/31/2018 8.23 0.28 (0.50) (0.22) (0.25) –
Year Ended 12/31/2017 7.76 0.24 0.48 0.72 (0.25) –
Year Ended 12/31/2016 7.53 0.25 0.27 0.52 (0.27) (0.02)
Year Ended 12/31/2015 7.94 0.25 (0.24) 0.01 (0.26) (0.16)
ESG INDEX PORTFOLIO
Period Ended 6/30/2020
(unaudited)
(c)
10.00 0.02 0.63 0.65 – –
GLOBAL STOCK PORTFOLIO
Period Ended 6/30/2020
(unaudited)
13.98 0.08 (0.98) (0.90) (0.23) (1.37)
Year Ended 12/31/2019 12.26 0.22 2.51 2.73 (0.20) (0.81)
Year Ended 12/31/2018 14.37 0.21 (1.29) (1.08) (0.18) (0.85)
Year Ended 12/31/2017 12.10 0.17 2.35 2.52 (0.17) (0.08)
Year Ended 12/31/2016 11.63 0.16 0.46 0.62 (0.15) –
Year Ended 12/31/2015 12.33 0.15 0.25 0.40 (0.15) (0.95)
GOVERNMENT BOND PORTFOLIO
Period Ended 6/30/2020
(unaudited)
11.09 0.10 0.70 0.80 (0.10) –
Year Ended 12/31/2019 10.71 0.24 0.38 0.62 (0.24) –
Year Ended 12/31/2018 10.95 0.26 (0.24) 0.02 (0.26) –
Year Ended 12/31/2017 10.85 0.22 0.10 0.32 (0.22) –
Year Ended 12/31/2016 10.89 0.19 (0.02) 0.17 (0.19) (0.02)
Year Ended 12/31/2015 11.00 0.20 (0.11) 0.09 (0.20) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 30, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Total return reflects increase from payments to affiliates. Excluding this reimbursement, total return would have been 21.05%.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
265
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (1.33) $ 15.05 (6.42)% $ 1,466.6 0.58% 1.35% 0.74% 1.19% 29%
(1.41) 17.49 25.34% 1,553.6 0.57% 1.18% 0.74% 1.01% 60%
(1.32) 15.18 (6.46)% 1,258.3 0.55% 1.09% 0.74% 0.90% 58%
(0.20) 17.51 21.51% 1,312.5 0.58% 0.69% 0.79% 0.48% 63%
(0.92) 14.58 10.11% 1,063.4 0.58% 0.89% 0.79% 0.68% 65%
(1.22) 14.19 (0.45)% 967.6 0.57% 0.73% 0.64% 0.65% 60%
(3.00) 13.07 (2.48)% 114.8 0.69% 0.68% 0.69% 0.68% 30%
(0.73) 16.45 30.27% 120.7 0.74% 0.81% 0.74% 0.81% 128%
(0.86) 13.24 (9.89)% 96.9 0.79% 0.67% 0.79% 0.67% 53%
(0.07) 15.54 20.24% 111.4 0.81% 0.57% 0.81% 0.57% 51%
(0.63) 12.99 5.77% 94.9 0.87% 0.60% 1.14% 0.33% 64%
(1.61) 12.94 2.26% 86.2 0.92% 0.36% 1.16% 0.12% 72%
(0.50) 13.74 (5.77)% 407.2 0.64% 2.64% 0.64% 2.64% 48%
(1.29) 15.11 17.11% 445.2 0.64% 2.77% 0.64% 2.77% 109%
(0.58) 14.07 (4.87)% 385.9 0.64% 2.89% 0.64% 2.89% 147%
(0.35) 15.37 11.67% 402.0 0.65% 2.60% 0.65% 2.60% 151%
(0.88) 14.09 7.06% 355.4 0.66% 2.86% 0.66% 2.86% 140%
(0.84) 14.03 (0.14)% 313.1 0.66% 2.77% 0.66% 2.77% 147%
(0.33) 7.71 (3.30)% 776.2 0.46% 3.23% 0.46% 3.23% 81%
(0.50) 8.31 13.73% 819.3 0.46% 3.41% 0.46% 3.41% 157%
(0.25) 7.76 (2.70)% 686.2 0.46% 3.60% 0.46% 3.60% 155%
(0.25) 8.23 9.35% 676.7 0.47% 3.29% 0.47% 3.29% 146%
(0.29) 7.76 7.08% 562.8 0.48% 3.61% 0.48% 3.61% 103%
(0.42) 7.53 0.08% 479.6 0.49% 3.65% 0.49% 3.65% 113%
– 10.65 6.45% 6.7 0.38% 1.54% 3.01% (1.09)% 9%
(1.60) 11.48 (6.55)% 1,090.2 0.65% 1.41% 0.65% 1.41% 27%
(1.01) 13.98 22.95% 1,183.2 0.64% 1.65% 0.64% 1.65% 76%
(1.03) 12.26 (8.33)% 983.5 0.64% 1.51% 0.64% 1.51% 55%
(0.25) 14.37 21.15%
***
1,085.2 0.66% 1.31% 0.66% 1.31% 59%
(0.15) 12.10 5.42% 905.4 0.67% 1.41% 0.67% 1.41% 66%
(1.10) 11.63 3.11% 878.9 0.67% 1.26% 0.67% 1.26% 57%
(0.10) 11.79 7.17% 210.1 0.44% 1.66% 0.44% 1.66% 135%
(0.24) 11.09 5.86% 183.1 0.46% 2.18% 0.46% 2.18% 354%
(0.26) 10.71 0.18% 179.6 0.45% 2.41% 0.45% 2.41% 388%
(0.22) 10.95 2.96% 199.4 0.45% 2.01% 0.45% 2.01% 422%
(0.21) 10.85 1.49% 194.9 0.46% 1.69% 0.46% 1.69% 349%
(0.20) 10.89 0.80% 157.3 0.47% 1.78% 0.47% 1.78% 372%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
266
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
HIGH YIELD PORTFOLIO
Period Ended 6/30/2020
(unaudited)
$ 4.79 $ 0.12 $ (0.43) $ (0.31) $ (0.13) $ –
Year Ended 12/31/2019 4.43 0.26 0.36 0.62 (0.26) –
Year Ended 12/31/2018 4.86 0.27 (0.43) (0.16) (0.27) –
Year Ended 12/31/2017 4.77 0.27 0.08 0.35 (0.26) –
Year Ended 12/31/2016 4.48 0.26 0.29 0.55 (0.26) –
Year Ended 12/31/2015 4.87 0.28 (0.39) (0.11) (0.28) –
INCOME PORTFOLIO
Period Ended 6/30/2020
(unaudited)
10.60 0.16 0.43 0.59 (0.16) (0.05)
Year Ended 12/31/2019 9.65 0.35 0.95 1.30 (0.35) –
Year Ended 12/31/2018 10.33 0.36 (0.60) (0.24) (0.36) (0.08)
Year Ended 12/31/2017 10.07 0.34 0.28 0.62 (0.34) (0.02)
Year Ended 12/31/2016 9.83 0.35 0.25 0.60 (0.35) (0.01)
Year Ended 12/31/2015 10.50 0.38 (0.44) (0.06) (0.38) (0.23)
INTERNATIONAL ALLOCATION PORTFOLIO
Period Ended 6/30/2020
(unaudited)
10.26 0.11 (1.51) (1.40) (0.30) (0.15)
Year Ended 12/31/2019 8.79 0.23 1.55 1.78 (0.23) (0.08)
Year Ended 12/31/2018 11.02 0.25 (1.88) (1.63) (0.29) (0.31)
Year Ended 12/31/2017 9.09 0.23 1.92 2.15 (0.22) –
Year Ended 12/31/2016 9.00 0.21 0.08 0.29 (0.20) –
Year Ended 12/31/2015 9.30 0.19 (0.25) (0.06) (0.24) –
INTERNATIONAL INDEX PORTFOLIO
Period Ended 6/30/2020
(unaudited)
(c)
10.00 0.04 0.64 0.68 – –
LARGE CAP GROWTH PORTFOLIO
Period Ended 6/30/2020
(unaudited)
40.92 0.07 6.01 6.08 (0.15) (2.70)
Year Ended 12/31/2019 34.75 0.15 10.75 10.90 0.00 (4.73)
Year Ended 12/31/2018 35.51 0.15 0.89 1.04 (0.15) (1.65)
Year Ended 12/31/2017 27.65 0.13 7.86 7.99 (0.12) (0.01)
Year Ended 12/31/2016 30.90 0.16 (0.80) (0.64) (0.15) (2.46)
Year Ended 12/31/2015 28.08 0.12 2.83 2.95 (0.13) –
LARGE CAP INDEX PORTFOLIO
Period Ended 6/30/2020
(unaudited)
44.32 0.37 (1.77) (1.40) (0.70) (0.11)
Year Ended 12/31/2019 34.52 0.71 9.94 10.65 (0.63) (0.22)
Year Ended 12/31/2018 36.96 0.63 (2.28) (1.65) (0.55) (0.24)
Year Ended 12/31/2017 31.04 0.53 6.06 6.59 (0.46) (0.21)
Year Ended 12/31/2016 28.54 0.47 2.78 3.25 (0.56) (0.19)
Year Ended 12/31/2015 28.75 0.57
***
(0.25) 0.32 (0.39) (0.14)
LARGE CAP VALUE PORTFOLIO
Period Ended 6/30/2020
(unaudited)
19.19 0.16 (3.08) (2.92) (0.33) (0.38)
Year Ended 12/31/2019 16.42 0.34 3.56 3.90 (0.29) (0.84)
Year Ended 12/31/2018 18.97 0.30 (1.87) (1.57) (0.25) (0.73)
Year Ended 12/31/2017 16.84 0.27 2.61 2.88 (0.25) (0.50)
Year Ended 12/31/2016 15.52 0.25 2.25 2.50 (0.22) (0.96)
Year Ended 12/31/2015 16.79 0.23 (0.79) (0.56) (0.22) (0.49)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 30, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year
Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
267
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.13) $ 4.35 (6.61)% $ 818.8 0.44% 5.62% 0.44% 5.62% 29%
(0.26) 4.79 14.34% 890.1 0.44% 5.54% 0.44% 5.54% 48%
(0.27) 4.43 (3.39)% 796.3 0.44% 5.77% 0.44% 5.77% 36%
(0.26) 4.86 7.55% 849.3 0.45% 5.54% 0.45% 5.54% 50%
(0.26) 4.77 12.78% 791.1 0.45% 5.65% 0.45% 5.65% 38%
(0.28) 4.48 (2.69)% 712.1 0.45% 5.73% 0.45% 5.73% 38%
(0.21) 10.98 5.66% 1,776.3 0.43% 3.05% 0.43% 3.05% 62%
(0.35) 10.60 13.60% 1,665.8 0.43% 3.36% 0.43% 3.36% 101%
(0.44) 9.65 (2.33)% 1,460.4 0.44% 3.66% 0.44% 3.66% 108%
(0.36) 10.33 6.29% 1,519.7 0.44% 3.34% 0.44% 3.34% 105%
(0.36) 10.07 6.09% 1,427.4 0.44% 3.44% 0.44% 3.44% 109%
(0.61) 9.83 (0.68)% 1,336.0 0.44% 3.69% 0.44% 3.69% 92%
(0.45) 8.41 (13.71)% 1,532.0 0.73% 2.08% 0.73% 2.08% 47%
(0.31) 10.26 20.48% 1,922.2 0.77% 2.40% 0.77% 2.40% 106%
(0.60) 8.79 (15.39)% 1,622.7 0.86% 2.35% 0.86% 2.35% 75%
(0.22) 11.02 23.84% 2,066.3 0.87% 2.24% 0.91% 2.20% 88%
(0.20) 9.09 3.35% 1,654.7 0.92% 2.40% 0.92% 2.40% 114%
(0.24) 9.00 (0.78)% 1,605.6 0.92% 2.06% 0.92% 2.06% 76%
– 10.68 6.78% 111.2 0.44% 2.24% 0.44% 2.24% 44%
(2.85) 44.15 14.78% 1,710.5 0.43% 0.36% 0.43% 0.36% 25%
(4.73) 40.92 32.90% 1,486.4 0.44% 0.39% 0.44% 0.39% 58%
(1.80) 34.75 2.51% 1,181.8 0.43% 0.38% 0.43% 0.38% 65%
(0.13) 35.51 28.93% 1,195.6 0.44% 0.38% 0.44% 0.38% 59%
(2.61) 27.65 (1.48)% 1,003.1 0.44% 0.55% 0.44% 0.55% 68%
(0.13) 30.90 10.48% 1,109.7 0.44% 0.41% 0.44% 0.41% 68%
(0.81) 42.11 (3.19)% 1,179.7 0.23% 1.81% 0.23% 1.81% 1%
(0.85) 44.32 31.15% 1,227.3 0.24% 1.80% 0.24% 1.80% 3%
(0.79) 34.52 (4.61)% 931.4 0.24% 1.73% 0.24% 1.73% 4%
(0.67) 36.96 21.46% 944.6 0.25% 1.79% 0.25% 1.79% 3%
(0.75) 31.04 11.68% 691.3 0.25% 1.96% 0.25% 1.96% 3%
(0.53) 28.54 1.12% 521.2 0.26% 2.26% 0.26% 2.26% 3%
(0.71) 15.56 (15.30)% 1,495.1 0.63% 2.06% 0.63% 2.06% 17%
(1.13) 19.19 24.39% 1,767.4 0.63% 1.93% 0.63% 1.93% 18%
(0.98) 16.42 (8.69)% 1,427.2 0.63% 1.61% 0.63% 1.61% 23%
(0.75) 18.97 17.65% 1,572.7 0.64% 1.53% 0.64% 1.53% 18%
(1.18) 16.84 17.44% 1,348.8 0.64% 1.70% 0.64% 1.70% 22%
(0.71) 15.52 (3.53)% 1,147.0 0.64% 1.44% 0.64% 1.44% 34%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
268
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/30/2020
(unaudited)
$ 9.92 $ 0.11 $ 0.08 $ 0.19 $ (0.11) $ –
Year Ended 12/31/2019 9.72 0.26 0.20 0.46 (0.26) –
Year Ended 12/31/2018 9.87 0.24 (0.15) 0.09 (0.24) –
Year Ended 12/31/2017 9.81 0.19 0.06 0.25 (0.19) –
Year Ended 12/31/2016 9.72 0.19 0.09 0.28 (0.19) –
Year Ended 12/31/2015 9.81 0.17 (0.10) 0.07 (0.16) –
LOW VOLATILITY EQUITY PORTFOLIO
Period Ended 6/30/2020
(unaudited)
12.84 0.11 (1.14) (1.03) (0.17) (0.10)
Year Ended 12/31/2019 10.56 0.15 2.28 2.43 (0.13) (0.02)
Year Ended 12/31/2018 10.89 0.15 (0.46) (0.31) 0.00 (0.02)
Year Ended 12/31/2017
(c)
10.00 0.07 0.94 1.01 (0.07) (0.05)
MID CAP GROWTH PORTFOLIO
Period Ended 6/30/2020
(unaudited)
(d)
10.00 (0.01) 1.26 1.25 – –
MID CAP INDEX PORTFOLIO
Period Ended 6/30/2020
(unaudited)
18.57 0.11 (2.49) (2.38) (0.23) (0.49)
Year Ended 12/31/2019 15.92 0.23 3.76 3.99 (0.22) (1.12)
Year Ended 12/31/2018 18.99 0.22 (2.20) (1.98) (0.20) (0.89)
Year Ended 12/31/2017 17.07 0.18 2.47 2.65 (0.16) (0.57)
Year Ended 12/31/2016 15.12 0.16 2.77 2.93 (0.14) (0.84)
Year Ended 12/31/2015 16.35 0.15 (0.51) (0.36) (0.12) (0.75)
MID CAP STOCK PORTFOLIO
Period Ended 6/30/2020
(unaudited)
19.46 0.05 (1.89) (1.84) (0.09) (0.65)
Year Ended 12/31/2019 17.12 0.09 4.20 4.29 (0.12) (1.83)
Year Ended 12/31/2018 20.82 0.12 (2.18) (2.06) (0.07) (1.57)
Year Ended 12/31/2017 19.08 0.07 3.36 3.43 (0.07) (1.62)
Year Ended 12/31/2016 16.73 0.07 4.23 4.30 (0.07) (1.88)
Year Ended 12/31/2015 18.86 0.09 (0.06) 0.03 (0.11) (2.05)
MID CAP VALUE PORTFOLIO
Period Ended 6/30/2020
(unaudited)
(d)
10.00 0.03 0.22 0.25 – –
MODERATE ALLOCATION PORTFOLIO
Period Ended 6/30/2020
(unaudited)
15.20 0.16 (0.30) (0.14) (0.30) (0.65)
Year Ended 12/31/2019 13.66 0.30 2.20 2.50 (0.35) (0.61)
Year Ended 12/31/2018 15.07 0.31 (0.94) (0.63) (0.26) (0.52)
Year Ended 12/31/2017 13.64 0.25 1.50 1.75 (0.24) (0.08)
Year Ended 12/31/2016 13.09 0.24 0.88 1.12 (0.23) (0.34)
Year Ended 12/31/2015 13.90 0.21 (0.26) (0.05) (0.21) (0.55)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2020
(unaudited)
16.45 0.14 (0.69) (0.55) (0.27) (0.95)
Year Ended 12/31/2019 14.50 0.25 2.88 3.13 (0.30) (0.88)
Year Ended 12/31/2018 16.40 0.25 (1.15) (0.90) (0.21) (0.79)
Year Ended 12/31/2017 14.32 0.20 2.18 2.38 (0.19) (0.11)
Year Ended 12/31/2016 13.77 0.19 1.14 1.33 (0.20) (0.58)
Year Ended 12/31/2015 14.72 0.17 (0.26) (0.09) (0.19) (0.67)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
(d)
Since inception, April 30, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
269
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.11) $ 10.00 1.94% $ 1,007.5 0.44% 2.34% 0.44% 2.34% 59%
(0.26) 9.92 4.75% 949.2 0.44% 2.60% 0.44% 2.60% 101%
(0.24) 9.72 1.02% 901.2 0.44% 2.45% 0.44% 2.45% 66%
(0.19) 9.87 2.62% 905.9 0.45% 1.94% 0.45% 1.94% 64%
(0.19) 9.81 2.84% 884.1 0.45% 1.94% 0.45% 1.94% 59%
(0.16) 9.72 0.73% 823.9 0.44% 1.67% 0.44% 1.67% 73%
(0.27) 11.54 (8.05)% 42.8 0.80% 2.15% 0.98% 1.98% 31%
(0.15) 12.84 23.13% 43.1 0.80% 1.93% 1.16% 1.57% 53%
(0.02) 10.56 (2.90)% 21.9 0.80% 1.76% 1.48% 1.08% 52%
(0.12) 10.89 10.10% 10.4 0.80% 1.44% 3.20% (0.96)% 35%
– 11.25 12.46% 5.7 0.85% (0.37)% 3.43% (2.95)% 11%
(0.72) 15.47 (12.87)% 434.4 0.25% 1.51% 0.25% 1.51% 7%
(1.34) 18.57 25.86% 494.6 0.26% 1.38% 0.26% 1.38% 17%
(1.09) 15.92 (11.28)% 379.4 0.26% 1.29% 0.26% 1.29% 19%
(0.73) 18.99 15.98% 395.2 0.27% 1.23% 0.27% 1.23% 18%
(0.98) 17.07 20.43% 287.7 0.30% 1.38% 0.30% 1.38% 19%
(0.87) 15.12 (2.52)% 180.2 0.32% 1.15% 0.32% 1.15% 19%
(0.74) 16.88 (9.47)% 1,720.3 0.67% 0.59% 0.67% 0.59% 18%
(1.95) 19.46 26.16% 1,921.5 0.66% 0.51% 0.66% 0.51% 34%
(1.64) 17.12 (10.96)% 1,550.3 0.67% 0.63% 0.67% 0.63% 31%
(1.69) 20.82 18.99% 1,763.3 0.67% 0.37% 0.67% 0.37% 30%
(1.95) 19.08 28.71% 1,491.9 0.68% 0.45% 0.68% 0.45% 23%
(2.16) 16.73 0.08% 1,194.6 0.69% 0.53% 0.70% 0.52% 77%
– 10.25 2.52% 5.1 0.90% 2.00% 3.68% (0.78)% 20%
(0.95) 14.11 (1.01)% 9,983.3 0.46% 2.12% 0.62% 1.96% 56%
(0.96) 15.20 18.75% 10,455.4 0.45% 1.95% 0.62% 1.78% 136%
(0.78) 13.66 (4.44)% 9,344.9 0.45% 2.05% 0.62% 1.88% 134%
(0.32) 15.07 12.95% 10,195.6 0.45% 1.75% 0.62% 1.58% 155%
(0.57) 13.64 8.89% 9,261.4 0.46% 1.80% 0.62% 1.64% 159%
(0.76) 13.09 (0.56)% 8,657.3 0.46% 1.57% 0.51% 1.51% 153%
(1.22) 14.68 (3.41)% 6,344.2 0.48% 1.91% 0.68% 1.71% 40%
(1.18) 16.45 22.11% 6,746.2 0.47% 1.57% 0.68% 1.37% 93%
(1.00) 14.50 (5.90)% 5,799.2 0.46% 1.58% 0.68% 1.36% 91%
(0.30) 16.40 16.79% 6,183.5 0.46% 1.30% 0.69% 1.07% 104%
(0.78) 14.32 10.23% 5,325.7 0.47% 1.41% 0.69% 1.19% 106%
(0.86) 13.77 (0.75)% 4,898.1 0.47% 1.21% 0.55% 1.14% 91%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
270
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2020
(unaudited)
$ 13.86 $ 0.15 $ (0.06) $ 0.09 $ (0.32) $ (0.44)
Year Ended 12/31/2019 12.62 0.32 1.56 1.88 (0.35) (0.29)
Year Ended 12/31/2018 13.62 0.33 (0.76) (0.43) (0.28) (0.29)
Year Ended 12/31/2017 12.78 0.27 0.93 1.20 (0.24) (0.12)
Year Ended 12/31/2016 12.27 0.24 0.63 0.87 (0.22) (0.14)
Year Ended 12/31/2015 12.89 0.20 (0.24) (0.04) (0.23) (0.35)
MONEY MARKET PORTFOLIO
Period Ended 6/30/2020
(unaudited)
1.00 0.00 0.00 – 0.00 –
Year Ended 12/31/2019 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2018 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2017 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2016 1.00 0.00 0.00 0.00 – –
Year Ended 12/31/2015 1.00 0.00 0.00 0.00 – –
MULTIDIMENSIONAL INCOME PORTFOLIO
Period Ended 6/30/2020
(unaudited)
10.00 0.20 (0.82) (0.62) – –
Year Ended 12/31/2019 9.03 0.35 1.02 1.37 (0.36) –
Year Ended 12/31/2018 10.08 0.44 (0.98) (0.54) (0.46) (0.03)
Year Ended 12/31/2017
(c)
10.00 0.25 0.10 0.35 (0.25) (0.01)
OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 6/30/2020
(unaudited)
10.10 0.17 (0.30) (0.13) (0.17) –
Year Ended 12/31/2019 9.69 0.40 0.41 0.81 (0.40) –
Year Ended 12/31/2018 10.20 0.40 (0.50) (0.10) (0.41) –
Year Ended 12/31/2017 10.09 0.35 0.10 0.45 (0.34) –
Year Ended 12/31/2016 9.81 0.34 0.28 0.62 (0.34) –
Year Ended 12/31/2015 10.15 0.35 (0.35) 0.00 (0.34) –
PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/30/2020
(unaudited)
14.47 0.04 (1.44) (1.40) (0.29) –
Year Ended 12/31/2019 12.13 0.29 2.15 2.44 (0.10) –
Year Ended 12/31/2018 14.44 0.11 (2.25) (2.14) (0.17) –
Year Ended 12/31/2017 11.39 0.18 2.96 3.14 (0.09) –
Year Ended 12/31/2016 10.31 0.10 1.09 1.19 (0.11) –
Year Ended 12/31/2015 12.08 0.12 (1.75) (1.63) (0.14) –
PARTNER GROWTH STOCK PORTFOLIO
Period Ended 6/30/2020
(unaudited)
28.13 (0.02) 2.68 2.66 (0.02) (0.43)
Year Ended 12/31/2019 22.14 0.02 6.84 6.86 (0.06) (0.81)
Year Ended 12/31/2018 23.79 0.06 (0.21) (0.15) (0.03) (1.47)
Year Ended 12/31/2017 18.01 0.03 6.00 6.03 (0.02) (0.23)
Year Ended 12/31/2016 18.67 0.02 0.14 0.16 – (0.82)
Year Ended 12/31/2015 18.72 (0.02) 1.93 1.91 – (1.96)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
271
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
**
Portfolio
Turnover
Rate
$ – $ (0.76) $ 13.19 0.63% $ 5,236.6 0.46% 2.24% 0.59% 2.11% 76%
– (0.64) 13.86 15.18% 5,313.3 0.46% 2.31% 0.59% 2.18% 179%
– (0.57) 12.62 (3.30)% 4,813.2 0.46% 2.44% 0.59% 2.31% 180%
– (0.36) 13.62 9.52% 5,138.4 0.47% 2.08% 0.59% 1.96% 207%
– (0.36) 12.78 7.24% 4,695.1 0.47% 2.03% 0.59% 1.90% 211%
– (0.58) 12.27 (0.46)% 4,100.1 0.46% 1.77% 0.50% 1.73% 198%
– 0.00 1.00 0.29% 283.8 0.40% 0.49% 0.42% 0.47% N/A
– (0.02) 1.00 1.83% 199.1 0.45% 1.81% 0.45% 1.81% N/A
– (0.01) 1.00 1.48% 178.0 0.46% 1.47% 0.46% 1.47% N/A
– (0.01) 1.00 0.50% 156.1 0.45% 0.49% 0.45% 0.49% N/A
– – 1.00 0.00% 191.9 0.45% 0.00% 0.46% (0.02)% N/A
– – 1.00 0.00% 146.9 0.21% 0.00% 0.55% (0.33)% N/A
– – 9.38 (6.22)% 23.5 0.95% 4.12% 1.22% 3.85% 33%
(0.04) (0.40) 10.00 15.09% 25.9 0.95% 3.99% 1.42% 3.52% 106%
(0.02) (0.51) 9.03 (5.38)% 18.0 0.95% 4.29% 1.41% 3.83% 103%
(0.01) (0.27) 10.08 3.51% 20.0 0.95% 3.56% 1.44% 3.07% 172%
– (0.17) 9.80 (1.26)% 220.6 0.61% 3.58% 0.61% 3.58% 92%
– (0.40) 10.10 8.53% 221.2 0.63% 3.99% 0.63% 3.99% 195%
– (0.41) 9.69 (1.03)% 172.8 0.63% 4.05% 0.63% 4.05% 186%
– (0.34) 10.20 4.63% 176.8 0.65% 3.49% 0.65% 3.49% 218%
– (0.34) 10.09 6.38% 140.4 0.69% 3.42% 0.69% 3.42% 202%
– (0.34) 9.81 (0.03)% 99.7 0.73% 3.44% 0.73% 3.44% 184%
– (0.29) 12.78 (9.68)% 79.2 1.20% 0.34% 1.28% 0.26% 16%
– (0.10) 14.47 20.15% 92.4 1.20% 2.03% 1.32% 1.91% 21%
– (0.17) 12.13 (14.88)% 83.8 1.23% 0.89% 1.28% 0.83% 19%
– (0.09) 14.44 27.64% 94.4 1.30% 1.60% 1.53% 1.37% 15%
– (0.11) 11.39 11.58% 56.5 1.33% 0.98% 1.66% 0.65% 7%
– (0.14) 10.31 (13.59)% 43.5 1.40% 1.09% 1.70% 0.79% 4%
– (0.45) 30.34 9.39% 290.7 0.73% (0.15)% 0.73% (0.15)% 27%
– (0.87) 28.13 31.38% 266.7 0.74% 0.06% 0.74% 0.06% 29%
– (1.50) 22.14 (1.25)% 205.7 0.74% 0.26% 0.74% 0.26% 43%
– (0.25) 23.79 33.61% 183.7 0.79% 0.18% 0.79% 0.18% 52%
– (0.82) 18.01 1.35% 121.3 0.82% 0.12% 0.96% (0.03)% 43%
– (1.96) 18.67 10.65% 110.1 0.86% (0.14)% 1.00% (0.28)% 35%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
272
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
PARTNER HEALTHCARE PORTFOLIO
Period Ended 6/30/2020
(unaudited)
$ 24.05 $ 0.05 $ 0.86 $ 0.91 $ (0.11) $ (0.19)
Year Ended 12/31/2019 19.19 0.09 4.86 4.95 (0.09) 0.00
Year Ended 12/31/2018 17.88 0.09 1.40 1.49 (0.18) –
Year Ended 12/31/2017 15.01 0.04 2.88 2.92 (0.05) –
Year Ended 12/31/2016 19.45 0.00 (3.02) (3.02) (0.75) (0.67)
Year Ended 12/31/2015 19.70 0.78
***
0.20 0.98 0.00 (1.23)
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/30/2020
(unaudited)
28.03 0.28 (4.08) (3.80) (0.50) –
Year Ended 12/31/2019 22.39 0.51 5.71 6.22 (0.58) –
Year Ended 12/31/2018 24.20 0.59 (1.84) (1.25) (0.48) (0.08)
Year Ended 12/31/2017 23.24 0.46 0.91 1.37 (0.38) (0.03)
Year Ended 12/31/2016 22.01 0.38 1.28 1.66 (0.34) (0.09)
Year Ended 12/31/2015 22.78 0.35 0.16 0.51 (0.33) (0.95)
SMALL CAP GROWTH PORTFOLIO
Period Ended 6/30/2020
(unaudited)
11.68 (0.02) 1.07 1.05 – –
Year Ended 12/31/2019 9.09 (0.03) 2.62 2.59 – –
Year Ended 12/31/2018
(c)
10.00 (0.01) (0.88) (0.89) – (0.02)
SMALL CAP INDEX PORTFOLIO
Period Ended 6/30/2020
(unaudited)
18.49 0.08 (3.40) (3.32) (0.19) (0.68)
Year Ended 12/31/2019 16.54 0.19 3.34 3.53 (0.19) (1.39)
Year Ended 12/31/2018 19.20 0.20 (1.65) (1.45) (0.19) (1.02)
Year Ended 12/31/2017 18.18 0.19 2.07 2.26 (0.16) (1.08)
Year Ended 12/31/2016 15.77 0.16 3.63 3.79 (0.17) (1.21)
Year Ended 12/31/2015 17.44 0.17 (0.47) (0.30) (0.14) (1.23)
SMALL CAP STOCK PORTFOLIO
Period Ended 6/30/2020
(unaudited)
19.50 0.05 (2.92) (2.87) (0.12) (1.96)
Year Ended 12/31/2019 17.35 0.12 4.47 4.59 (0.08) (2.36)
Year Ended 12/31/2018 21.01 0.09 (1.94) (1.85) (0.09) (1.72)
Year Ended 12/31/2017 18.49 0.09 3.68 3.77 (0.07) (1.18)
Year Ended 12/31/2016 15.53 0.09 3.72 3.81 (0.06) (0.79)
Year Ended 12/31/2015 18.37 0.04 (0.38) (0.34) (0.08) (2.42)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 27, 2018.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.76 per share.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
273
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.30) $ 24.66 3.78% $ 249.8 0.86% 0.41% 0.91% 0.36% 16%
(0.09) 24.05 25.85% 245.2 0.87% 0.40% 0.93% 0.34% 44%
(0.18) 19.19 8.32% 204.3 0.87% 0.45% 0.93% 0.39% 33%
(0.05) 17.88 19.42% 193.3 0.91% 0.23% 0.99% 0.15% 212%
(1.42) 15.01 (16.01)% 163.4 0.93% 0.14% 0.99% 0.08% 101%
(1.23) 19.45 4.61% 192.2 0.96% 4.90% 1.03% 4.83% 73%
(0.50) 23.73 (13.56)% 165.7 0.85% 2.16% 0.85% 2.16% 9%
(0.58) 28.03 27.94% 198.3 0.85% 1.86% 0.85% 1.86% 23%
(0.56) 22.39 (5.30)% 159.9 0.85% 2.37% 0.85% 2.37% 35%
(0.41) 24.20 5.95% 184.3 0.90% 1.90% 0.90% 1.90% 15%
(0.43) 23.24 7.50% 180.0 0.90% 1.77% 0.90% 1.77% 17%
(1.28) 22.01 2.75% 155.5 0.92% 1.77% 0.92% 1.77% 12%
– 12.73 9.02% 31.7 0.96% (0.42)% 1.42% (0.89)% 28%
– 11.68 28.41% 22.2 0.97% (0.34)% 1.72% (1.09)% 51%
(0.02) 9.09 (8.87)% 10.3 0.97% (0.32)% 2.96% (2.31)% 27%
(0.87) 14.30 (17.91)% 557.3 0.25% 1.32% 0.25% 1.32% 13%
(1.58) 18.49 22.49% 640.5 0.25% 1.22% 0.25% 1.22% 30%
(1.21) 16.54 (8.65)% 484.2 0.25% 1.13% 0.25% 1.13% 23%
(1.24) 19.20 13.13% 496.7 0.27% 1.17% 0.27% 1.17% 16%
(1.38) 18.18 26.12% 401.7 0.28% 1.20% 0.28% 1.20% 21%
(1.37) 15.77 (2.17)% 279.9 0.29% 1.13% 0.29% 1.13% 20%
(2.08) 14.55 (14.71)% 537.6 0.71% 0.69% 0.71% 0.69% 43%
(2.44) 19.50 27.77% 636.0 0.72% 0.68% 0.72% 0.68% 53%
(1.81) 17.35 (10.13)% 510.9 0.71% 0.40% 0.71% 0.40% 58%
(1.25) 21.01 21.23% 613.2 0.72% 0.48% 0.72% 0.48% 44%
(0.85) 18.49 25.94% 506.1 0.73% 0.56% 0.73% 0.56% 57%
(2.50) 15.53 (3.13)% 413.8 0.75% 0.47% 0.75% 0.47% 90%

274
Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the
Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836, or visit ThriventFunds.com to access it online. In addition, you may review the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by visiting the Variable Annuity Reference Center, the Variable
Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or sec.gov where it is filed on form N-PX.
Quarterly Schedule of Portfolio Holdings
Through April 2019, the Fund filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Fund no longer files Form N-Q and has begun filing Form N-PORT with the SEC. Part F of each Portfolio’s
N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form
N-Q. Thrivent Money Market Portfolio is not included as part of Form N-PORT. The Fund’s most recent Schedule of Investments also is available by visiting the Variable Annuity Reference Center, the Variable Universal Life Reference Center, or the Thrivent AdvisorFlex
Variable Annuity Reference Center at Thrivent.com or sec.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
Summary Schedule of Investments
The summary schedule of investments is designed to streamline the report and help investors better focus on a Portfolio’s principal holdings.  A complete listing of holdings for a Portfolio in which the summary is included in the shareholder report is available free of charge by calling 800-847-4836.  It is also available by visiting the Variable Annuity Reference Center, the Variable Universal Life
Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or sec.gov where it is part of form
N-CSRS.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios other than Thrivent Money Market Portfolio have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Portfolio’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Portfolio could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Portfolio). The Board, including a majority of the independent Directors, designated Thrivent
Financial for Lutherans (“TFL”), the Portfolios’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TFL.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Portfolio’s liquidity risk based on a variety of factors; (2)
the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories based on the number of days in which the Portfolio reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Portfolio would reasonably anticipate trading;
(3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Portfolio and any material changes to the Liquidity Program. At a meeting of the Board on March 3-4, 2020, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). The Report summarized the operation of the Liquidity Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program

275
Additional Information
(unaudited)
has been adequately and effectively implemented for each Portfolio. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Portfolio’s liquidity risk and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Portfolio invested more than 15% of its assets in “illiquid investments” (as defined under Rule 22e-4);
and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’ classification methodologies used in determining preliminary liquidity classifications. The Report noted two material changes to the Liquidity Program during the Reporting Period: (1) to incorporate SEC staff guidance regarding extended foreign market holiday closures, and (2) to reflect the addition of a vendor for bank loan classification. The Report also noted that no Portfolio was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). The Report concluded that the Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Portfolios’ prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

276
Thrivent Series Fund, Inc.
Supplement to
Prospectus and Thrivent Partner Healthcare Portfolio Summary Prospectus,
each dated April 30, 2020
Xiang Liu, PhD and Jeff Lee joined Erin Xie, PhD as portfolio co-managers of Thrivent
Partner Healthcare Portfolio in June 2020. The following replaces similar information for
Thrivent Partner Healthcare Portfolio found in the “Summary Section” under the heading
“Portfolio Manager(s)” and in the “Management of the Portfolios” section under the heading
“Portfolio Management”:
Erin Xie , PhD, Xiang Liu, PhD,
and
Jeff Lee
are jointly and primarily responsible for
the day-to-day management of the Portfolio. Dr. Xie, Managing Director of BlackRock,
Inc. (“BlackRock”), has served as a portfolio manager of the Portfolio since September
2017. Dr. Xie has been a Managing Director of BlackRock since 2006 and joined
BlackRock as a Director in 2005. Prior to joining BlackRock, Dr. Xie was a Senior Vice
President of State Street Research & Management from 2001 to 2005. Dr. Liu, Director of BlackRock, has served as a portfolio manager of the Portfolio since June 2020.
Dr. Liu has been a Director of Black Rock since 2016 and joined BlackRock in 2008 as a Vice President in 2005. Mr. Lee, Vice President of BlackRock, has served as a portfolio manager of the Portfolio since June 2020. Mr. Lee has been a Vice President of
BlackRock since joining BlackRock in 2011. Prior to joining BlackRock, Mr. Lee was an analyst of Duquesne Capital Management from 2008 to 2010.
Thrivent Partner Healthcare Portfolio currently is considered to be diversified within the meaning of the 1940 Act.
Accordingly, the third sentence under “Principal Strategies” for Thrivent Partner Healthcare
Portfolio in the “Summary Section” is deleted and replaced with the following: “The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including
American Depositary Receipts and issuers in emerging markets).”
Non-Diversified Risk is deleted from the “Principal Risks” for Thrivent Partner Healthcare
Portfolio in the “Summary Section.”
The date of this Supplement is July 24, 2020.
Please include this Supplement with your Prospectus or Summary Prospectus.
36079

277
Thrivent Series Fund, Inc.
Supplement to the
Prospectuses, Summary Prospectuses and Statement of Additional Information,
each dated April 30, 2020
Thrivent Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Global Stock Portfolio
Thrivent International Allocation Portfolio
(the “Portfolios”)
Thrivent and the Portfolios are deeply saddened to share that Darren M. Bagwell, a portfolio co-
manager of the Portfolios, recently passed away. Thrivent and the Portfolios’ Directors mourn his passing and extend our deepest condolences to his loved ones.
All references to Mr. Bagwell are hereby deleted from the Prospectus, Summary Prospectus and
Statement of Additional Information for each Portfolio. No other changes to the current portfolio management teams are anticipated at this time.
The date of this Supplement is August 4, 2020.
Please include this Supplement with your Prospectus, Summary Prospectus and Statement of
Additional Information.
36129

278
Thrivent Series Fund, Inc.
Supplement to Prospectus and
Thrivent Partner Growth Stock Portfolio Summary Prospectus
each dated April 30, 2020
Contractholders of Thrivent Partner Growth Stock Portfolio (the “Target Portfolio”) recently approved the merger of the Target Portfolio into Thrivent Large Cap Growth Portfolio (the “Acquiring Portfolio”).
The merger will occur on or about August 31, 2020. In connection with the merger, each investment in the Target Portfolio will automatically be transferred into the Acquiring Portfolio and the Target Portfolio will dissolve. Following the closing of the merger, all references to the Target Portfolio will be deleted from the prospectus.
The date of this Supplement is August 24, 2020.
Please include this Supplement with your Prospectus or Summary Prospectus.
36132

279
THRIVENT VARIABLE LIFE ACCOUNT I
THRIVENT VARIABLE INSURANCE ACCOUNT A
THRIVENT VARIABLE INSURANCE ACCOUNT B
THRIVENT VARIABLE ANNUITY ACCOUNT I
THRIVENT VARIABLE ANNUITY ACCOUNT II
THRIVENT VARIABLE ANNUITY ACCOUNT A
THRIVENT VARIABLE ANNUITY ACCOUNT B
THRIVENT VARIABLE ANNUITY ACCOUNT C
Supplement to Prospectus
each dated April 30, 2020
with respect to
Thrivent Partner Growth Stock Portfolio
Contractholders of Thrivent Partner Growth Stock Portfolio (the “Target Portfolio”) recently approved the merger of the Target Portfolio into Thrivent Large Cap Growth Portfolio (the “Acquiring Portfolio”).
The merger will occur on or about August 31, 2020. In connection with the merger, each investment in the Target Portfolio will automatically be transferred into the Acquiring Portfolio and the Target
Portfolio will dissolve. Following the closing of the merger, all references to the Target Portfolio will be deleted from the prospectus.
The date of this Supplement is August 24, 2020.
Please include this Supplement with your Prospectus.
36132A

PRSRT STD
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PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
23572SAR R8-20
The distributor for Thrivent Series Fund, Inc., is Thrivent Distributors, LLC, a registered broker-dealer, member FINRA / SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidated mailing process is known as householding. It helps save money by reducing printing and postage costs.
If you purchased shares through Thrivent:
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road,
Appleton, WI, 54919-0001, or call us at
800-847-4836
. We will begin to mail separate regulatory
mailings within 30 days of when we receive your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Series Fund, Inc., call us at
800-847-4836
. These
documents are also available by visiting thriventportfolios.com .
If you purchased shares from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, contact your financial adviser. These documents are also available by visiting thriventfunds.com .

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
1
Shares Common Stock ( 50.8% ) Value
Communications Services (2.8%)
31,271 Activision Blizzard, Inc. $ 2,373,469
8,081 Alphabet, Inc., Class A
a
11,459,262
1,506 Alphabet, Inc., Class C
a
2,128,897
9,468 AMC Entertainment Holdings, Inc. 40,618
2,132 AMC Networks, Inc.
a
49,867
8,871 AT&T, Inc. 268,170
15,031 Auto Trader Group plc
b
97,863
1,190 Carsales.com, Ltd. 14,731
9,739 Cinemark Holdings, Inc. 112,485
60,237 Comcast Corporation 2,348,038
2,673 Consolidated Communications
Holdings, Inc.
a
18,096
23,700 Discovery, Inc., Class A
a,c
500,070
21,458 DISH Network Corporation
a
740,515
4,210 EchoStar Corporation
a
117,711
21,335 Facebook, Inc.
a
4,844,538
33,109 Gannett Company, Inc. 45,690
770 Hemisphere Media Group, Inc.
a
7,569
8,000 HKT Trust and HKT, Ltd. 11,740
417 IAC/ InterActiveCorp
a
134,858
5,831 Interpublic Group of Companies,
Inc. 100,060
280 Ipsos SA 7,059
800 KDDI Corporation 23,870
7,914 Lions Gate Entertainment
Corporation, Class A
a
58,643
6,297 Lions Gate Entertainment
Corporation, Class B
a
43,008
74,482 Live Nation Entertainment, Inc.
a
3,301,787
312 Madison Square Garden
Entertainment Corporation
a
23,400
8,434 Mediaset Espana Comunicacion
SA
a
31,282
6,791 Meredith Corporation 98,809
1,083 News Corporation 12,942
100 NEXON Company, Ltd. 2,256
100 Nintendo Company, Ltd. 44,707
300 Nippon Telegraph & Telephone
Corporation 6,990
1,200 NTT DOCOMO, Inc. 31,858
55,142 ORBCOMM, Inc.
a
212,297
102,471 QuinStreet , Inc.
a
1,071,847
681 Rightmove plc 4,603
6,684 RingCentral, Inc.
a
1,905,007
1,317 Scholastic Corporation 39,431
3,581 Seven West Media, Ltd.
a
229
4,300 SoftBank Corporation 54,809
900 SoftBank Group Corporation 45,385
6,829 Take-Two Interactive Software,
Inc.
a
953,123
2,800 TV Asahi Holdings Corporation 40,795
21,378 Twitter, Inc.
a
636,851
62,663 Uber Technologies, Inc.
a
1,947,566
60,763 Verizon Communications, Inc. 3,349,864
1,190 ViacomCBS , Inc. 27,751
6,820 Walt Disney Company 760,498
604 Wolters Kluwer NV 47,176
16,290 Zillow Group, Inc.
a
936,349
Total 41,134,439
Consumer Discretionary (6.7%)
701 Aaron's, Inc. 31,825
2,757 Abercrombie & Fitch Company 29,334
4,065 Adient plc
a
66,747
8,581 Amazon.com, Inc.
a
23,673,434
Shares Common Stock (50.8%) Value
Consumer Discretionary (6.7%) - continued
10,949 American Eagle Outfitters, Inc. $ 119,344
678 American Public Education, Inc.
a
20,069
200 AOKI Holdings, Inc. 1,162
60,205 Aptiv plc 4,691,174
3,931 At Home Group, Inc.
a
25,512
300 Autobacs Seven Company, Ltd. 3,791
622 AutoZone, Inc.
a
701,691
2,637 B&M European Value Retail SA 12,980
4,913 Beazer Homes USA, Inc.
a
49,474
20,011 Bed Bath & Beyond, Inc. 212,117
561 Berkeley Group Holdings plc 28,892
2,637 Big Lots, Inc. 110,754
2,278 BJ's Restaurants, Inc. 47,701
1,227 Bloomin ' Brands, Inc. 13,080
393 Booking Holdings, Inc.
a
625,790
200 Bridgestone Corporation 6,455
19,184 Bright Horizons Family Solutions,
Inc.
a
2,248,365
15,443 Burlington Stores, Inc.
a
3,041,190
1,767 Caleres , Inc. 14,737
2,434 Camping World Holdings, Inc. 66,107
4,834 Capri Holdings, Ltd.
a
75,555
5,821 Carnival Corporation 95,581
12,850 Cedar Fair, LP 353,375
4,266 Century Casinos, Inc.
a
17,704
1,262 Century Communities, Inc.
a
38,693
33,378 Chico's FAS, Inc. 46,062
492 Children's Place, Inc. 18,411
3,187 Chipotle Mexican Grill, Inc.
a
3,353,871
400 Chiyoda Company, Ltd. 4,382
69 Churchill Downs, Inc. 9,187
4,500 Citizen Watch Company, Ltd. 14,669
82,411 Cooper-Standard Holdings, Inc.
a
1,091,946
1,936 Cracker Barrel Old Country Store,
Inc. 214,722
29,297 Crocs, Inc.
a
1,078,716
4,107 Culp, Inc. 35,361
15,176 D.R. Horton, Inc. 841,509
4,484 Dana, Inc. 54,660
3,567 Darden Restaurants, Inc. 270,272
4,424 Dave & Buster's Entertainment,
Inc. 58,972
491 Deckers Outdoor Corporation
a
96,427
2,200 Denso Corporation 86,278
65,911 Designer Brands, Inc. 446,217
2,524 Dick's Sporting Goods, Inc. 104,140
1,718 Dine Brands Global, Inc. 72,328
977 Dollarama , Inc. 32,500
4,711 Domino's Pizza, Inc. 1,740,432
36,075 Duluth Holdings, Inc.
a,c
265,873
2,554 Eldorado Resorts, Inc.
a
102,313
8,099 Emerald Holding, Inc 24,945
3,469 Ethan Allen Interiors, Inc. 41,038
23,378 Etsy, Inc.
a
2,483,445
4,681 Express, Inc.
a
7,209
4,508 Extended Stay America, Inc. 50,445
36,814 Five Below, Inc.
a
3,935,785
7,619 Foot Locker, Inc. 222,170
3,062 Fossil, Inc.
a
14,238
8,000 Galaxy Entertainment Group, Ltd. 54,878
14,249 GameStop Corporation
a
61,841
5,031 Gap, Inc. 63,491
8,290 Garrett Motion, Inc.
a
45,927
8,776 Genuine Parts Company 763,161
1,236 G-III Apparel Group, Ltd.
a
16,426

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
2
Shares Common Stock (50.8%) Value
Consumer Discretionary (6.7%) - continued
7,472 Goodyear Tire & Rubber Company $ 66,837
2,049 Grand Canyon Education, Inc.
a
185,496
339 GVC Holdings plc 3,107
12 Hermes International 10,075
22,602 Home Depot, Inc. 5,662,027
1,449 Hooker Furniture Corporation 28,183
1,050 Hovnanian Enterprises, Inc.
a
24,559
1,362 Industria de Diseno Textil SA 36,138
1,334 Jack in the Box, Inc. 98,836
4,071 KB Home 124,898
9,408 Knoll, Inc. 114,684
4,701 Kohl's Corporation 97,640
1,619 Kontoor Brands, Inc. 28,834
5,336 L Brands, Inc. 79,880
5,738 Lear Corporation 625,557
29,037 Leggett & Platt, Inc. 1,020,651
20,676 Lowe's Companies, Inc. 2,793,741
4,596 Lululemon Athletica , Inc.
a
1,433,998
7,890 Macy's, Inc. 54,283
312 Madison Square Garden Sports
Corporation
a
45,830
3,699 Marcus Corporation 49,086
382 Marriott Vacations Worldwide
Corporation 31,404
27,752 Mattel, Inc.
a
268,362
3,706 McDonald's Corporation 683,646
32 Mercadolibre , Inc.
a
31,545
13,093 Michaels Companies, Inc.
a
92,568
3,383 Modine Manufacturing Company
a
18,674
3,643 Mohawk Industries, Inc.
a
370,712
5,781 Moneysupermarket.com Group plc 23,190
45,637 Movado Group, Inc. 494,705
775 Netflix, Inc.
a
352,656
276 Newell Brands, Inc. 4,383
1,600 NHK Spring Company, Ltd. 10,406
25,938 NIKE, Inc. 2,543,221
900 Nissan Motor Company, Ltd. 3,338
6,786 Nordstrom, Inc. 105,115
6,819 Norwegian Cruise Line Holdings,
Ltd.
a
112,036
782 NVR, Inc.
a
2,548,342
15,818 Office Depot, Inc. 37,172
26,530 Ollie's Bargain Outlet Holdings,
Inc.
a
2,590,655
400 Onward Holdings Company, Ltd. 1,182
100 Oriental Land Company, Ltd. 13,215
16,028 Oxford Industries, Inc. 705,392
5,859 Park Hotels & Resorts, Inc. 57,946
24,853 Party City Holdco, Inc.
a
37,031
13,693 Penn National Gaming, Inc.
a
418,184
55,786 Planet Fitness, Inc.
a
3,378,958
90,473 Playa Hotels and Resorts NV
a
327,512
300 PLENUS Company, Ltd. 4,981
114 Pool Corporation 30,993
7,919 PulteGroup, Inc. 269,484
1,334 PVH Corporation 64,099
15,415 Qurate Retail, Inc.
a
146,443
660 Red Robin Gourmet Burgers, Inc.
a
6,732
43,193 Red Rock Resorts, Inc. 471,236
3,621 Redrow plc 19,311
129 Restaurant Brands International,
Inc. 7,047
6,276 RH
a,c
1,562,096
500 Rinnai Corporation 41,872
2,984 Royal Caribbean Cruises, Ltd. 150,095
Shares Common Stock (50.8%) Value
Consumer Discretionary (6.7%) - continued
9,444 Ruth's Hospitality Group, Inc. $ 77,063
5,048 Sally Beauty Holdings, Inc.
a
63,251
800 Sangetsu Company, Ltd. 11,328
467 SeaWorld Entertainment, Inc.
a
6,916
400 SHIMAMURA Company, Ltd. 27,093
5,853 Signet Jewelers, Ltd. 60,110
8,395 Six Flags Entertainment
Corporation 161,268
20,124 Skyline Corporation
a
489,818
11,764 Sleep Number Corporation
a
489,853
600 Sony Corporation 41,418
15,080 Sony Corporation ADR 1,042,480
8,142 Standard Motor Products, Inc. 335,450
29,037 Stoneridge, Inc.
a
599,904
7,900 Sumitomo Electric Industries, Ltd. 91,132
200 Sumitomo Forestry Company, Ltd. 2,516
3,900 Sumitomo Rubber Industries, Ltd. 38,628
392 Super Retail Group, Ltd. 2,206
56 Super Retail Group, Ltd. Rights
a,d
0
6,513 Tailored Brands, Inc. 6,109
100 Takara Standard Company, Ltd. 1,418
15,281 Taylor Morrison Home Corporation
a
294,770
13,608 Taylor Wimpey plc 24,018
8,138 Tenneco, Inc.
a
61,523
59,915 Texas Roadhouse, Inc. 3,149,732
3,446 Thor Industries, Inc. 367,102
10,018 TJX Companies, Inc. 506,510
9,229 Toll Brothers, Inc. 300,773
5,817 TopBuild Corporation
a
661,800
600 Toyoda Gosei Company, Ltd. 12,536
200 Toyota Motor Corporation 12,577
6,265 Tri Pointe Homes, Inc.
a
92,033
8,400 Tupperware Brands Corporation 39,900
7,418 Ulta Beauty, Inc.
a
1,508,970
2,430 Urban Outfitters, Inc.
a
36,985
1,306 Vail Resorts, Inc. 237,888
110 Wayfair, Inc.
a
21,737
3,349 Wendy's Company 72,941
133 Williams-Sonoma, Inc. 10,907
9,588 Wingstop , Inc. 1,332,444
3,064 Workhorse Group, Inc.
a
53,283
1,367 Yum! Brands, Inc. 118,806
300 Z Holdings Corporation 1,472
31,869 Zumiez , Inc.
a
872,573
Total 98,206,400
Consumer Staples (1.5%)
414 Andersons, Inc. 5,697
500 Arcs Company, Ltd. 10,075
1,128 B&G Foods, Inc. 27,501
6,887 BJ's Wholesale Club Holdings,
Inc.
a
256,678
617 Carlsberg AS 81,819
15,029 Casey's General Stores, Inc. 2,247,136
1,928 Central Garden & Pet Company
a
69,389
24,230 Coca-Cola Company 1,082,596
11,420 Colgate-Palmolive Company 836,629
1,779 Costco Wholesale Corporation 539,411
133,430 Cott Corporation 1,834,663
27,363 e.l.f . Beauty, Inc.
a
521,812
3,014 Edgewell Personal Care Company
a
93,916
513 Energizer Holdings, Inc. 24,362
671 ForFarmers BV 4,101
158 Glanbia plc 1,795
37,981 Hain Celestial Group, Inc.
a
1,196,781

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
3
Shares Common Stock (50.8%) Value
Consumer Staples (1.5%) - continued
8,912 John B. Sanfilippo & Son, Inc. $ 760,461
200 Kao Corporation 15,872
400 Kewpie Corporation 7,538
4,790 Kimberly-Clark Corporation 677,066
7,877 Lamb Weston Holdings, Inc. 503,577
3 Lindt & Spruengli AG 24,778
86 L'Oreal SA
a
27,756
1,074 McCormick & Company, Inc. 192,686
200 Ministop Company, Ltd. 2,804
12,709 Monster Beverage Corporation
a
880,988
1,677 Nestle SA 185,930
6,924 PepsiCo, Inc. 915,768
26,745 Philip Morris International, Inc. 1,873,755
9,963 Procter & Gamble Company 1,191,276
1,169 Seneca Foods Corporation
a
39,524
200 Shiseido Company, Ltd. 12,744
27,641 Simply Good Foods Company
a
513,570
2,433 Sprouts Farmers Markets, Inc.
a
62,260
900 Sugi Holdings Company, Ltd. 61,033
1,500 Sundrug Company, Ltd. 49,644
2,785 TreeHouse Foods, Inc.
a
121,983
83,016 Turning Point Brands, Inc. 2,067,929
100 Unicharm Corporation 4,101
799 Unilever NV 42,601
3,221 Vector Group, Ltd. 32,403
25,284 Wal-Mart Stores, Inc. 3,028,518
Total 22,130,926
Energy (1.0%)
7,965 Abraxas Petroleum Corporation
a
1,859
35,953 Antero Midstream Corporation 183,360
6,968 Apache Corporation 94,068
53,063 Archrock , Inc. 344,379
37,929 BP plc ADR 884,504
10,057 Centennial Resource
Development, Inc.
a
8,951
5,401 ChampionX Corporation
a
52,714
14,469 Chevron Corporation 1,291,069
15,359 Cimarex Energy Company 422,219
15,925 CNX Resources Corporation
a
137,751
10,050 Concho Resources, Inc. 517,575
10,290 ConocoPhillips 432,386
8,284 Continental Resources, Inc. 145,218
5,377 Core Laboratories NV 109,261
2,043 Delek US Holdings, Inc. 35,569
13,514 Devon Energy Corporation 153,249
4,638 Diamondback Energy, Inc. 193,961
7,100 Eneos Holdings, Inc. 25,308
2,118 Eni SPA 20,303
19,390 EnLink Midstream, LLC 47,311
26,477 Enterprise Products Partners, LP 481,087
5,657 EOG Resources, Inc. 286,584
22,096 EQT Corporation 262,942
16,304 Equitrans Midstream Corporation 135,486
685 Evolution Petroleum Corporation 1,918
6,246 Exterran Corporation
a
33,666
14,003 Exxon Mobil Corporation 626,214
9,242 Frank's International NV
a
20,610
73 Gaztransport Et Technigaz SA 5,602
20,227 Gran Tierra Energy, Inc.
a
7,002
25,784 Halliburton Company 334,676
34,664 Helmerich & Payne, Inc. 676,295
688 John Wood Group plc 1,650
10,468 Kosmos Energy, Ltd. 17,377
7,752 Liberty Oilfield Services, Inc. 42,481
Shares Common Stock (50.8%) Value
Energy (1.0%) - continued
88,772 Marathon Oil Corporation $ 543,285
22,950 Marathon Petroleum Corporation 857,871
532 Nabors Industries, Ltd. 19,695
10,064 NexTier Oilfield Solutions, Inc.
a
24,657
94,842 Nine Energy Service, Inc.
a
184,942
9,847 Noble Energy, Inc. 88,229
8,953 Oceaneering International, Inc.
a
57,210
207 OMV AG
a
6,985
2,087 ONEOK, Inc. 69,330
8,187 Patterson-UTI Energy, Inc. 28,409
4,787 PBF Energy, Inc. 49,019
2,300 PDC Energy, Inc.
a
28,612
4,767 Peabody Energy Corporation 13,729
9,119 Pioneer Natural Resources
Company 890,926
5,439 Plains GP Holdings, LP 48,407
2,748 ProPetro Holding Corporation
a
14,125
27,281 QEP Resources, Inc. 35,192
5,568 Range Resources Corporation 31,348
3,759 Royal Dutch Shell plc, Class A 60,186
6,057 Royal Dutch Shell plc, Class B 91,826
8,965 RPC, Inc.
a
27,612
5,817 Schlumberger, Ltd. 106,975
37,802 SEACOR Holdings, Inc.
a
1,070,553
1,641 SM Energy Company 6,154
20,431 Southwestern Energy Company
a
52,303
51,655 Talos Energy, Inc.
a
475,226
2,176 Targa Resources Corporation 43,672
592 TC Energy Corporation 25,292
2,090 Total SA 80,587
2,090 Total SA Rights
a,d
306
30,762 Transocean, Ltd.
a
56,294
7,371 Valero Energy Corporation 433,562
181,091 WPX Energy, Inc.
a
1,155,360
Total 14,712,484
Financials (6.1%)
137 1st Source Corporation 4,874
3,400 AB Industrivarden
a
77,500
20,940 Aflac, Inc. 754,468
7,530 AG Mortgage Investment Trust,
Inc. 24,021
1,400 AIA Group, Ltd. 13,101
42,150 Air Lease Corporation 1,234,573
1,136 Alleghany Corporation 555,663
889 Allianz SE 181,660
38,383 Ally Financial, Inc. 761,135
1,045 American Equity Investment Life
Holding Company 25,822
23,384 American Express Company 2,226,157
25,712 American Financial Group, Inc. 1,631,684
15,660 American International Group, Inc. 488,279
2,598 Ameriprise Financial, Inc. 389,804
19,932 Ameris Bancorp 470,196
1,617 Aon plc 311,434
1,069 Argo Group International Holdings,
Ltd. 37,233
10,437 Arthur J. Gallagher & Company 1,017,503
1,847 Artisan Partners Asset
Management, Inc. 60,027
11,559 Associated Banc-Corp 158,127
106,741 Assured Guaranty, Ltd. 2,605,548
707 Baloise Holding AG 106,510
9,010 Bank Leumi Le-Israel BM 45,302
133,780 Bank of America Corporation 3,177,275

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
4
Shares Common Stock (50.8%) Value
Financials (6.1%) - continued
1,580 Bank of Marin Bancorp $ 52,661
1,112 Bank of Montreal 59,188
30,978 Bank of N.T. Butterfield & Son, Ltd. 755,553
4,135 Bank OZK 97,048
3,849 BankFinancial Corporation 32,332
3,783 BankUnited , Inc. 76,606
8,688 Banner Corporation 330,144
5,298 Berkshire Hathaway, Inc.
a
945,746
1,690 BlackRock, Inc. 919,512
1,762 Blackstone Mortgage Trust, Inc. 42,447
1,026 BOK Financial Corporation 57,907
25,451 Boston Private Financial Holdings,
Inc. 175,103
78,914 Bridgewater Bancshares, Inc.
a
808,868
4,405 Brighthouse Financial, Inc.
a
122,547
32,705 BrightSphere Investment Group 407,504
1,553 Brown & Brown, Inc. 63,300
2,423 Byline Bancorp, Inc. 31,741
21,977 Capital One Financial Corporation 1,375,540
51,725 Charles Schwab Corporation 1,745,201
6,240 Chubb, Ltd. 790,109
7,245 CI Financial Corporation 92,163
4,290 Cincinnati Financial Corporation 274,689
9,205 CIT Group, Inc. 190,820
53,589 Citigroup, Inc. 2,738,398
16,414 Citizens Financial Group, Inc. 414,289
1,173 CME Group, Inc. 190,659
6,741 Cohen & Steers, Inc. 458,725
38,215 Colony Capital, Inc. 91,716
22,442 Comerica, Inc. 855,040
1,324 Commonwealth Bank of Australia 63,942
10,655 Community Trust Bancorp, Inc. 349,058
8,644 Cullen/Frost Bankers, Inc. 645,793
5,300 DBS Group Holdings, Ltd. 79,748
260 Deutsche Boerse AG 47,054
2,047 Deutsche Pfandbriefbank AG
a,b
14,978
289 Diamond Hill Investment Group,
Inc. 32,851
7,923 Discover Financial Services 396,863
5,347 DnB ASA
a
71,369
4,873 East West Bancorp, Inc. 176,598
3,592 Ellington Residential Mortgage
REIT 36,998
1,291 Encore Capital Group, Inc.
a
44,126
1,894 Enterprise Financial Services
Corporation 58,941
16,568 Essent Group, Ltd. 600,921
1,276 Euronext NV
b
128,434
16,592 Evercore , Inc. 977,601
236,136 Everi Holdings, Inc.
a
1,218,462
1,616 FBL Financial Group, Inc. 57,998
707 Federal Agricultural Mortgage
Corporation 45,255
3,543 Fifth Third Bancorp 68,309
4,926 Financial Institutions, Inc. 91,673
3,629 First American Financial
Corporation 174,265
755 First Bancshares, Inc. 16,987
12,251 First Busey Corporation 228,481
1,063 First Citizens BancShares , Inc. 430,536
3,777 First Financial Corporation 139,145
52,135 First Interstate BancSystem , Inc. 1,614,100
424 First Mid-Illinois Bancshares, Inc. 11,122
5,119 First Midwest Bancorp, Inc. 68,339
486 First of Long Island Corporation 7,941
Shares Common Stock (50.8%) Value
Financials (6.1%) - continued
7,419 First Republic Bank $ 786,340
13,682 FlexiGroup , Ltd. 10,868
14,526 Glacier Bancorp, Inc. 512,623
2,434 Goldman Sachs Group, Inc. 481,007
8,839 Granite Point Mortgage Trust, Inc. 63,464
9,764 Great Southern Bancorp, Inc. 394,075
9,313 Great Western Bancorp, Inc. 128,147
20 Groupe Bruxelles Lambert SA 1,675
20,482 Hamilton Lane, Inc. 1,379,872
6,667 Hancock Whitney Corporation 141,340
828 Hanmi Financial Corporation 8,040
3,913 Hanover Insurance Group, Inc. 396,504
29,542 Hartford Financial Services Group,
Inc. 1,138,844
41,542 Heartland Financial USA, Inc. 1,389,164
105,764 Heritage Commerce Corporation 793,759
827 Heritage Financial Corporation 16,540
6,816 Hometrust Bancshares, Inc. 109,056
7,742 Horizon Bancorp, Inc. 82,762
7,246 Houlihan Lokey , Inc. 403,167
3,939 HSBC Holdings plc 18,307
9,238 Independent Bank Corporation 137,184
32,523 Interactive Brokers Group, Inc. 1,358,486
2,005 International Bancshares
Corporation 64,200
20,332 Israel Discount Bank, Ltd. 62,012
13,294 J.P. Morgan Chase & Company 1,250,434
145 Janus Henderson Group plc 3,068
700 Japan Exchange Group, Inc. 16,212
1,500 Japan Post Bank Company, Ltd. 11,156
200 Japan Post Holdings Company,
Ltd. 1,427
23,553 Kemper Corporation 1,708,064
104,929 KeyCorp 1,278,035
171 L E Lundbergforetagen AB
a
7,795
3,250 Lakeland Bancorp, Inc. 37,147
1,346 Laurentian Bank of Canada
c
28,356
4,043 Loews Corporation 138,634
6,707 M&T Bank Corporation 697,327
2,618 Manulife Financial Corporation 35,618
997 Markel Corporation
a
920,400
1,678 Marsh & McLennan Companies,
Inc. 180,167
2,151 Mercantile Bank Corporation 48,613
15,119 Meridian Bancorp, Inc. 175,380
18,220 MetLife, Inc. 665,394
11,834 MidWestOne Financial Group, Inc. 236,680
2,900 Mitsubishi UFJ Financial Group,
Inc. 11,413
457 Mizrahi Tefahot Bank, Ltd. 8,587
29,070 Morgan Stanley 1,404,081
144 Morningstar, Inc. 20,300
4,193 Mr. Cooper Group, Inc.
a
52,161
200 MS and AD Insurance Group
Holdings, Inc. 5,508
4,572 MSCI, Inc. 1,526,225
547 National Bank of Canada 24,787
97 National Western Life Group, Inc. 19,709
873 NBT Bancorp, Inc. 26,853
8,961 Northern Trust Corporation 710,966
3,667 Northwest Bancshares, Inc. 37,495
1,761 OFG Bancorp 23,545
1,254 Old Republic International
Corporation 20,453
3,679 Old Second Bancorp, Inc. 28,623

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
5
Shares Common Stock (50.8%) Value
Financials (6.1%) - continued
339 Onex Corporation $ 15,314
3,120 PacWest Bancorp 61,495
411 Paragon Banking Group plc 1,785
352 Pargesa Holding SA 26,689
250 Park National Corporation 17,595
471 Peapack -Gladstone Financial
Corporation 8,822
1,524 Peoples Bancorp, Inc. 32,431
28,609 Popular, Inc. 1,063,397
1,403 Power Corporation of Canada 24,679
15,015 Premier Financial Corporation 265,315
13,422 Primerica, Inc. 1,565,005
46,048 Prosight Global, Inc.
a
409,827
1,282 Provident Financial Services, Inc. 18,525
7,717 QCR Holdings, Inc. 240,616
36,718 Radian Group, Inc. 569,496
38,650 Raymond James Financial, Inc. 2,660,279
9,771 Redwood Trust, Inc. 68,397
7,558 Reinsurance Group of America,
Inc. 592,850
5,344 Renasant Corporation 133,066
761 Royal Bank of Canada 51,632
7,211 S&P Global, Inc. 2,375,880
1,151 Safety Insurance Group, Inc. 87,775
1,068 Sandy Spring Bancorp, Inc. 26,465
54,438 Santander Consumer USA
Holdings, Inc.
c
1,002,204
70,080 Seacoast Banking Corporation of
Florida
a
1,429,632
13,473 SEI Investments Company 740,746
9,789 Selective Insurance Group, Inc. 516,272
500 Senshu Ikeda Holdings, Inc. 746
152 Signature Bank 16,252
1,000 Singapore Exchange, Ltd. 6,018
3,361 SLM Corporation 23,628
20,013 Spirit of Texas Bancshares, Inc.
a
246,360
5,620 Starwood Property Trust, Inc. 84,075
12,812 State Auto Financial Corporation 228,694
2,715 Sun Life Financial, Inc. 99,773
6,767 SVB Financial Group
a
1,458,492
290 Swiss Life Holding AG 107,885
84,396 Synovus Financial Corporation 1,732,650
8,150 T. Rowe Price Group, Inc. 1,006,525
1,474 TCF Financial Corporation 43,365
1,540 Territorial Bancorp, Inc. 36,637
1,277 Texas Capital Bancshares, Inc.
a
39,421
10,467 TMX Group, Ltd. 1,034,904
500 Tokio Marine Holdings, Inc. 21,887
171 Topdanmark AS 7,083
94 Torchmark Corporation 6,978
4,807 Toronto-Dominion Bank 214,537
7,050 TPG RE Finance Trust, Inc. 60,630
3,143 TriCo Bancshares 95,704
43,755 Triumph Bancorp, Inc.
a
1,061,934
23,250 Truist Financial Corporation 873,037
11,638 TrustCo Bank Corporation 73,669
6,262 Two Harbors Investment
Corporation 31,560
555 Umpqua Holdings Corporation 5,905
528 Univest Financial Corporation 8,522
548 Walker & Dunlop, Inc. 27,844
2,448 Washington Trust Bancorp, Inc. 80,172
15,800 Webster Financial Corporation 452,038
42,498 Wells Fargo & Company 1,087,949
3,670 WesBanco , Inc. 74,538
Shares Common Stock (50.8%) Value
Financials (6.1%) - continued
636 Westamerica Bancorporation $ 36,519
66,711 Western Alliance Bancorp 2,526,346
10,899 Western Asset Mortgage Capital
Corporation 29,863
170 Westwood Holdings Group, Inc. 2,677
19,026 Wintrust Financial Corporation 829,914
51,413 Zions Bancorporations NA 1,748,042
Total 89,218,351
Health Care (8.0%)
9,400 Abbott Laboratories 859,442
1,879 AbbVie, Inc. 184,480
1,952 Acadia Healthcare Company, Inc.
a
49,034
401 Acceleron Pharma, Inc.
a
38,203
6,200 ADMA Biologics, Inc.
a
18,166
3,471 Agile Therapeutics, Inc.
a
9,649
10,271 Agilent Technologies, Inc. 907,648
22,272 Agios Pharmaceuticals, Inc.
a
1,191,107
1,792 Akebia Therapeutics, Inc.
a
24,335
5,066 Alexion Pharmaceuticals, Inc.
a
568,608
4,152 Align Technology, Inc.
a
1,139,475
3,068 Alkermes plc
a
59,535
3,373 AmerisourceBergen Corporation 339,897
10,399 Amgen, Inc. 2,452,708
23,523 AMN Healthcare Services, Inc.
a
1,064,180
3,037 AnaptysBio , Inc.
a
67,847
2,461 Anavex Life Sciences Corporation
a
12,108
1,660 Anthem, Inc. 436,547
5,674 Arena Pharmaceuticals, Inc.
a
357,178
2,569 Argenx SE ADR
a
578,616
794 Assembly Biosciences, Inc.
a
18,516
500 Astellas Pharmaceutical, Inc. 8,350
1,696 Atara Biotherapeutics , Inc.
a
24,711
706 Athenex , Inc.
a
9,715
78 Atrion Corporation 49,687
457 AVROBIO, Inc.
a
7,975
30,602 Axonics Modulation Technologies,
Inc.
a,c
1,074,436
383 Axsome Therapeutics, Inc.
a
31,513
24,634 Bausch Health Companies, Inc.
a
450,556
1,436 Becton, Dickinson and Company 343,592
3,338 Biogen, Inc.
a
893,082
13,700 Biohaven Pharmaceutical Holding
Company, Ltd.
a
1,001,607
1,008 Bio-Rad Laboratories, Inc.
a
455,102
9,968 Bio- Techne Corporation 2,632,250
1,335 Bluebird Bio, Inc.
a
81,488
261 Blueprint Medicines Corporation
a
20,358
641 Bruker Corporation 26,076
59,827 Catalent , Inc.
a
4,385,319
20,290 Centene Corporation
a
1,289,429
13,601 Cerner Corporation 932,349
2,846 Charles River Laboratories
International, Inc.
a
496,200
569 Chemed Corporation 256,659
900 Chugai Pharmaceutical Company,
Ltd. 48,186
7,757 Cigna Holding Company 1,455,601
1,990 Clovis Oncology, Inc.
a
13,432
3,237 Community Health Systems, Inc.
a
9,743
7,872 CryoLife , Inc.
a
150,906
900 CSL, Ltd. 178,999
21,039 CVS Health Corporation 1,366,904
1,572 CytomX Therapeutics, Inc.
a
13,095
400 Daiichi Sankyo Company, Ltd. 32,717

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
6
Shares Common Stock (50.8%) Value
Health Care (8.0%) - continued
2,027 Danaher Corporation $ 358,434
425 Deciphera Pharmaceuticals, Inc.
a
25,381
6,199 Dexcom , Inc.
a
2,513,075
4,532 Dynavax Technologies
Corporation
a
40,199
37,449 Edwards Lifesciences Corporation
a
2,588,100
100 Eisai Company, Ltd. 7,945
3,142 Eli Lilly and Company 515,854
1,658 Encompass Health Corporation 102,680
5,262 Endo International plc
a
18,049
7,211 Gilead Sciences, Inc. 554,814
10,066 GlaxoSmithKline plc 203,329
18,740 GlaxoSmithKline plc ADR 764,405
448 Global Blood Therapeutics, Inc.
a
28,282
904 Grifols SA 27,489
39,097 Guardant Health, Inc.
a
3,171,940
64,376 Halozyme Therapeutics, Inc.
a
1,725,921
8,276 HCA Healthcare, Inc. 803,269
751 HealthStream , Inc.
a
16,620
5,570 Hill-Rom Holdings, Inc. 611,475
4,710 Humana, Inc. 1,826,302
20 ICU Medical, Inc.
a
3,686
362 IDEXX Laboratories, Inc.
a
119,518
13,924 ImmunoGen , Inc.
a
64,050
2,953 Immunomedics , Inc.
a
104,654
1,151 Insmed , Inc.
a
31,699
15,208 Inspire Medical Systems, Inc.
a
1,323,400
8,364 Insulet Corporation
a
1,624,791
5,391 Intuitive Surgical, Inc.
a
3,071,954
1,044 Invitae Corporation
a
31,623
1,583 Iovance Biotherapeutics , Inc.
a
43,453
4,125 IQVIA Holding, Inc.
a
585,255
5,084 Jazz Pharmaceuticals, Inc.
a
560,969
29,238 Johnson & Johnson 4,111,740
3,584 Kadmon Holdings, Inc.
a
18,350
200 KYORIN Holdings, Inc. 4,096
1,948 Laboratory Corporation of America
Holdings
a
323,582
38,734 LHC Group, Inc.
a
6,752,111
4,745 Ligand Pharmaceuticals, Inc.
a,c
530,728
72 LNA Sante 3,839
300 M3, Inc. 12,744
1,686 MacroGenics , Inc.
a
47,073
30,215 Medtronic plc 2,770,715
35,401 Merck & Company, Inc. 2,737,559
1,041 Mersana Therapeutics, Inc.
a
24,359
2,361 Mesa Laboratories, Inc.
c
511,865
137 Mettler -Toledo International, Inc.
a
110,360
164 Mirati Therapeutics, Inc.
a
18,724
3,948 Molina Healthcare, Inc.
a
702,665
435 Momenta Pharmaceuticals, Inc.
a
14,472
9,815 MyoKardia , Inc.
a
948,325
1,831 Myovant Sciences, Ltd.
a
37,755
987 Myriad Genetics, Inc.
a
11,193
25,277 Natera , Inc.
a
1,260,311
4,258 National Healthcare Corporation 270,127
5,555 Nektar Therapeutics
a
128,654
13,537 Neurocrine Biosciences, Inc.
a
1,651,514
21,511 Nevro Corporation
a
2,569,919
3,457 Novartis AG 301,178
3,451 Novo Nordisk AS 224,825
18,246 Novo Nordisk AS ADR 1,194,748
600 Olympus Corporation 11,551
99,998 Optinose , Inc.
a
743,985
2,099 Orthifix Medical, Inc.
a
67,168
Shares Common Stock (50.8%) Value
Health Care (8.0%) - continued
6,077 PerkinElmer, Inc. $ 596,093
10,679 Pfizer, Inc. 349,203
14,801 PRA Health Sciences, Inc.
a
1,439,989
1,492 Precision BioSciences , Inc.
a
12,428
1,286 Prothena Corporation plc
a
13,452
2,112 Quest Diagnostics, Inc. 240,683
462 Reata Pharmaceuticals, Inc.
a
72,081
1,306 Recordati SPA 65,350
8,801 Repligen Corporation
a
1,087,892
2,382 Rite Aid Corporation
a
40,637
909 Roche Holding AG 314,923
3,202 Sage Therapeutics, Inc.
a
133,139
3,743 Sarepta Therapeutics, Inc.
a
600,153
11 Siegfried Holding AG
a
5,006
30,568 Silk Road Medical, Inc.
a,c
1,280,494
270 Sonova Holding AG
a
54,047
6,113 Spectrum Pharmaceuticals, Inc.
a
20,662
11,431 Stryker Corporation 2,059,752
565 Surmodics , Inc.
a
24,431
29,639 Syneos Health, Inc.
a
1,726,472
46,771 Tactile Systems Technology, Inc.
a
1,937,723
800 Takeda Pharmaceutical Company,
Ltd. 28,742
27 Tecan Group AG 9,569
7,728 Teleflex, Inc. 2,812,837
5,817 Tenet Healthcare Corporation
a
105,346
200 Terumo Corporation 7,613
10,035 Thermo Fisher Scientific, Inc. 3,636,082
1,588 Tilray , Inc.
a
11,291
100 Tsumura & Company 2,619
1,043 U.S. Physical Therapy, Inc. 84,504
768 United Therapeutics Corporation
a
92,928
5,225 UnitedHealth Group, Inc. 1,541,114
5,764 Universal Health Services, Inc. 535,418
3,899 Varian Medical Systems, Inc.
a
477,705
7,190 VBI Vaccines, Inc.
a
22,289
22,073 Veeva Systems, Inc.
a
5,174,353
11,218 Vertex Pharmaceuticals, Inc.
a
3,256,698
513 Viking Therapeutics, Inc.
a
3,699
1,555 Waters Corporation
a
280,522
160 West Pharmaceutical Services,
Inc. 36,347
41,128 Wright Medical Group NV
a
1,222,324
3,264 Zimmer Biomet Holdings, Inc. 389,591
38,484 Zoetis, Inc. 5,273,847
Total 116,782,214
Industrials (6.5%)
1,073 3M Company 167,377
23,078 A.O. Smith Corporation 1,087,435
1,038 Aalberts NV 34,037
2,534 AECOM
a
95,228
1,999 Aegion Corporation
a
31,724
21,018 Aerojet Rocketdyne Holdings, Inc.
a
833,154
36,121 AGCO Corporation 2,003,271
665 Allegion plc 67,976
94,023 Altra Industrial Motion Corporation 2,995,573
11 AMERCO 3,324
9,081 American Airlines Group, Inc. 118,689
17,572 AMETEK, Inc. 1,570,410
11,218 Arcosa , Inc. 473,400
52,511 ASGN, Inc.
a
3,501,434
2,017 Assa Abloy AB 41,283
2,717 Atlas Copco AB, Class A 115,705
1,070 Atlas Copco AB, Class B 39,759

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
7
Shares Common Stock (50.8%) Value
Industrials (6.5%) - continued
2,944 Avis Budget Group, Inc.
a
$ 67,388
13,768 AZZ, Inc. 472,518
877 Bloom Energy Corporation
a
9,542
2,698 Boeing Company 494,543
19,586 BWX Technologies, Inc. 1,109,351
681 Carlisle Companies, Inc. 81,495
39,419 Carrier Global Corporation 875,890
15,217 Casella Waste Systems, Inc.
a
793,110
4,115 Caterpillar, Inc. 520,548
19,158 CBIZ, Inc.
a
459,217
19,085 Chart Industries, Inc.
a
925,432
481 CIA De Distribucion Integral 9,011
227 Columbus McKinnon Corporation 7,593
10,348 Copart , Inc.
a
861,678
1,968 Cornerstone Building Brands, Inc.
a
11,926
2,010 CRA International, Inc. 79,395
13,220 Crane Company 786,061
7,557 CSW Industrials, Inc. 522,264
8,806 CSX Corporation 614,130
27,409 Curtiss-Wright Corporation 2,447,076
24,960 Delta Air Lines, Inc. 700,128
1,405 Douglas Dynamics, Inc. 49,344
17,246 EMCOR Group, Inc. 1,140,650
12,129 Emerson Electric Company 752,362
9,799 Encore Wire Corporation 478,387
5,491 Expeditors International of
Washington, Inc. 417,536
12,621 Fluor Corporation 152,462
10,962 Forrester Research, Inc.
a
351,222
9,310 FuelCell Energy, Inc.
a
21,041
117 Geberit AG 58,703
5,029 Generac Holdings, Inc.
a
613,186
12,677 General Dynamics Corporation 1,894,704
4,921 Gorman-Rupp Company 152,945
300 GS Yuasa Corporation 5,328
6,312 GWA Group, Ltd. 12,208
500 Hanwa Company, Ltd. 9,179
7,047 Heico Corporation 702,234
25,561 Helios Technologies, Inc. 952,147
600 Hino Motors, Ltd. 4,071
23,809 Honeywell International, Inc. 3,442,543
5,377 Hubbell, Inc. 674,061
3,506 Huntington Ingalls Industries, Inc. 611,762
1,100 ICF International, Inc. 71,313
19,604 IDEX Corporation 3,098,216
1,551 Illinois Tool Works, Inc. 271,192
1,400 Inaba Denki Sangyo Company,
Ltd. 31,218
6,883 Ingersoll - Rand, Inc.
a
193,550
1,639 Interface, Inc. 13,341
8,183 John Bean Technologies
Corporation 703,902
36,120 Johnson Controls International plc 1,233,137
5,120 Kansas City Southern 764,365
2,646 KAR Auction Services, Inc. 36,409
1,900 Kinden Corporation 31,401
1,492 Koninklijke Philips NV
a
69,598
1,492 Koninklijke Philips NV Rights
a,d
1,425
1,917 Legrand SA 145,636
1,245 Lennox International, Inc. 290,073
34,114 Lincoln Electric Holdings, Inc. 2,873,763
613 Linde Public Limited Company 130,023
5,860 Lockheed Martin Corporation 2,138,431
16,823 Manpower, Inc. 1,156,581
5,700 Marubeni Corporation 25,892
Shares Common Stock (50.8%) Value
Industrials (6.5%) - continued
1,854 Masonite International
Corporation
a
$ 144,204
6,929 Mercury Systems, Inc.
a
545,035
140,696 Meritor, Inc.
a
2,785,781
25,141 Middleby Corporation
a
1,984,631
3,700 Mitsubishi Corporation 78,187
600 Mitsuboshi Belting, Ltd. 9,399
6,500 Mitsui & Company, Ltd. 96,308
2,883 MSC Industrial Direct Company,
Inc. 209,911
7,457 NAPCO Security Technologies,
Inc.
a
174,419
2,456 National Express Group plc 5,716
2,000 Nitto Kogyo Corporation 35,935
1,000 Nobina AB
a,b
5,993
7,725 Nordson Corporation 1,465,510
8,211 Norfolk Southern Corporation 1,441,605
362 Northrop Grumman Corporation 111,293
15,170 Old Dominion Freight Line, Inc. 2,572,680
9,499 Otis Worldwide Corporation 540,113
3,034 PageGroup plc 14,247
9,173 Parker-Hannifin Corporation 1,681,136
51,461 Primoris Services Corporation 913,947
2,541 Quad/Graphics, Inc. 8,258
46,699 Raven Industries, Inc. 1,004,496
18,999 Raytheon Technologies
Corporation 1,170,718
700 Recruit Holdings Company, Ltd. 24,073
740 Redde Northgate plc 1,521
5,539 Regal-Beloit Corporation 483,665
6,136 RELX plc 142,022
878 Republic Services, Inc. 72,040
59,966 Ritchie Brothers Auctioneers, Inc. 2,449,611
6,467 Rockwell Automation, Inc. 1,377,471
5,000 Roper Industries, Inc. 1,941,300
4,152 Ryder System, Inc. 155,742
19,545 Saia, Inc.
a
2,173,013
1,429 Sandvik AB
a
26,902
1,358 Schneider Electric SE 151,059
2,212 Signify NV
a,b
56,870
8,327 Simpson Manufacturing Company,
Inc. 702,466
8,839 SiteOne Landscape Supply, Inc.
a
1,007,381
2,724 SKF AB 50,921
27,500 Sojitz Corporation 60,106
64,764 Southwest Airlines Company 2,213,634
703 SP Plus Corporation
a
14,559
298 Spirax-Sarco Engineering plc 36,687
2,331 Spirit Airlines, Inc.
a
41,492
708 SPX FLOW, Inc.
a
26,508
11,986 Standex International Corporation 689,794
4,100 Sumitomo Corporation 47,156
200 Taikisha, Ltd. 5,543
1,909 Teledyne Technologies, Inc.
a
593,604
1,004 Thermon Group Holdings, Inc.
a
14,628
500 Toppan Forms Company, Ltd. 4,965
544 Transcontinental, Inc. 6,051
14,725 Trex Company, Inc.
a
1,915,281
14,419 TriMas Corporation
a
345,335
500 Tsubakimoto Chain Company 12,189
1,473 UniFirst Corporation 263,593
1,307 Union Pacific Corporation 220,975
26,458 United Rentals, Inc.
a
3,943,300
12,345 Valmont Industries, Inc. 1,402,639
11,526 Verisk Analytics, Inc. 1,961,725

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
8
Shares Common Stock (50.8%) Value
Industrials (6.5%) - continued
435 Vinci SA $ 40,334
435 Vinci SA Rights
a,c,d
30
10,332 Waste Connections, Inc. 969,038
4,299 Watsco , Inc. 763,932
41,246 Willdan Group, Inc.
a
1,031,562
4,932 XPO Logistics, Inc.
a
380,997
300 Yuasa Trading Company, Ltd. 8,110
Total 95,632,962
Information Technology (13.5%)
5,782 Accenture plc 1,241,511
8,978 Adobe, Inc.
a
3,908,213
2,238 ADTRAN, Inc. 24,461
11,092 Advanced Energy Industries, Inc.
a
751,927
15,887 Advanced Micro Devices, Inc.
a
835,815
200 Advantest Corporation 11,414
33,680 Agilysys , Inc.
a
604,219
17,327 Akamai Technologies, Inc.
a
1,855,548
14,422 Alliance Data Systems Corporation 650,721
8,088 Alteryx , Inc.
a
1,328,697
938 Amadeus IT Holding SA 49,247
2,916 American Software, Inc. 45,956
29,593 Amphenol Corporation 2,835,305
31,201 Anaplan, Inc.
a
1,413,717
5,388 ANSYS, Inc.
a
1,571,841
51,762 Apple, Inc. 18,882,778
44 ASM International NV 6,774
401 ASML Holding NV 146,690
106 Aspen Technology, Inc.
a
10,983
6,949 Atlassian Corporation plc
a
1,252,696
7,052 Automatic Data Processing, Inc. 1,049,972
14,056 Avalara, Inc.
a
1,870,713
1,934 Avnet, Inc. 53,930
17,450 Bandwidth, Inc.
a,c
2,216,150
1,127 BE Semiconductor Industries NV 49,971
10,061 Benchmark Electronics, Inc. 217,318
27,542 Blackline, Inc.
a
2,283,507
37 Broadcom, Ltd. 11,678
4,116 Broadridge Financial Solutions,
Inc. 519,398
473 CACI International, Inc.
a
102,584
800 Canon, Inc. 15,958
16,409 CDK Global, Inc. 679,661
13,683 CDW Corporation 1,589,691
223 CEVA, Inc.
a
8,345
2,504 CGI, Inc.
a
157,754
82,801 Change Healthcare, Inc.
a
927,371
39,891 Ciena Corporation
a
2,160,497
89,470 Cisco Systems, Inc. 4,172,881
15,546 Cognex Corporation 928,407
3,297 CommScope Holding Company,
Inc.
a
27,464
23,735 Computer Services, Inc. 1,269,822
3,024 Computershare, Ltd. 28,001
13,019 Coupa Software, Inc.
a
3,606,784
2,496 Cree, Inc.
a
147,738
7,158 CTS Corporation 143,446
19,104 Descartes Systems Group, Inc.
a
1,010,602
213 Dialog Semiconductor plc
a
9,736
13,579 DocuSign, Inc.
a
2,338,440
45,819 Dolby Laboratories, Inc. 3,018,098
1,294 DSP Group, Inc.
a
20,549
26,812 Elastic NV
a
2,472,335
12,577 Endava plc ADR
a
607,469
2,344 EPAM Systems, Inc.
a
590,711
Shares Common Stock (50.8%) Value
Information Technology (13.5%) - continued
3,913 ePlus , Inc.
a
$ 276,571
19,183 Euronet Worldwide, Inc.
a
1,838,115
43,308 Eventbrite, Inc.
a,c
371,150
4,056 ExlService Holdings, Inc.
a
257,150
638 eXp World Holdings, Inc.
a
10,878
2,348 F5 Networks, Inc.
a
327,499
347 Fair Isaac Corporation
a
145,060
16,757 Five9, Inc.
a
1,854,497
426 FLIR Systems, Inc. 17,283
700 Fuji Soft, Inc. 27,783
1,738 Gartner, Inc.
a
210,872
14,040 Global Payments, Inc. 2,381,465
17,297 Guidewire Software, Inc.
a
1,917,372
5,217 Halma plc 148,633
20,211 Health Catalyst, Inc.
a,c
589,555
300 Hoya Corporation 28,728
4,500 II-VI, Inc.
a
212,490
132 Infineon Technologies AG 3,093
7,700 Inphi Corporation
a
904,750
9,731 Intel Corporation 582,206
2,596 InterDigital , Inc. 147,011
2,116 International Business Machines
Corporation 255,549
11,700 Intuit, Inc. 3,465,423
2,025 Jack Henry & Associates, Inc. 372,661
4,329 Juniper Networks, Inc. 98,961
100 Keyence Corporation 41,906
4,488 KLA-Tencor Corporation 872,826
1,440 Kulicke and Soffa Industries, Inc. 29,995
4,766 Lam Research Corporation 1,541,610
100 Lasertec Corporation 9,453
63,249 Lattice Semiconductor
Corporation
a
1,795,639
5,753 Littelfuse , Inc. 981,634
26,575 Lumentum Holdings, Inc.
a
2,164,002
1,623 ManTech International Corporation 111,159
24,901 MasterCard, Inc. 7,363,226
8,253 Maxim Integrated Products, Inc. 500,214
39,031 Medallia , Inc.
a,c
985,142
9,125 Methode Electronics, Inc. 285,248
108,725 Microsoft Corporation 22,126,625
3,449 MicroStrategy , Inc.
a
407,982
22,552 MKS Instruments, Inc. 2,553,788
2,295 MoneyGram International, Inc.
a
7,367
25,205 Monolithic Power Systems, Inc. 5,973,585
947 Motorola Solutions, Inc. 132,703
4,721 MTS Systems Corporation 83,042
100 Murata Manufacturing Company,
Ltd. 5,895
39,473 National Instruments Corporation 1,528,000
2,800 NEC Networks & System
Integration Corporation 57,280
270 NetApp, Inc. 11,980
9,428 Nice, Ltd. ADR
a
1,784,155
12,488 Nova Measuring Instruments, Ltd.
a
601,797
6,595 Novanta , Inc.
a
704,148
87,406 Nuance Communications, Inc.
a
2,211,809
12,196 NVIDIA Corporation 4,633,382
11,540 Oracle Corporation 637,816
100 Oracle Corporation Japan 11,861
100 Otsuka Corporation 5,282
7,262 Palo Alto Networks, Inc.
a
1,667,864
2,410 Paychex, Inc. 182,558
18,503 PayPal Holdings, Inc.
a
3,223,778
17,269 Plexus Corporation
a
1,218,501

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
9
Shares Common Stock (50.8%) Value
Information Technology (13.5%) - continued
1,348 Progress Software Corporation $ 52,235
8,196 Proofpoint , Inc.
a
910,740
12,843 Q2 Holdings, Inc.
a
1,101,801
3,764 QAD, Inc. 155,378
9,330 QUALCOMM, Inc. 850,989
8,332 Rogers Corporation
a
1,038,167
300 Ryoyo Electro Corporation 8,135
97,602 SailPoint Technologies Holdings,
Inc.
a
2,583,525
7,340 Salesforce.com, Inc.
a
1,375,002
1,004 Samsung Electronics Company,
Ltd. GDR 1,097,588
70 SAP SE 9,785
3,279 ScanSource , Inc.
a
78,991
17,007 ServiceNow , Inc.
a
6,888,855
1,738 Silicon Laboratories, Inc.
a
174,269
25,740 Square, Inc.
a
2,701,156
53,625 STMicroelectronics NV ADR
c
1,469,861
485 Sykes Enterprises, Inc.
a
13,415
11,171 Synopsys, Inc.
a
2,178,345
13,184 TE Connectivity, Ltd. 1,075,155
16,722 Teradyne, Inc. 1,413,176
31,204 Texas Instruments, Inc. 3,961,972
200 Tokyo Electron, Ltd. 49,349
1,924 Tyler Technologies, Inc.
a
667,397
4,063 VeriSign, Inc.
a
840,350
31,634 Virtusa Corporation
a
1,027,156
41,329 Visa, Inc. 7,983,523
3,660 VMware, Inc.
a
566,788
6,041 WEX, Inc.
a
996,825
11,336 Zscaler , Inc.
a
1,241,292
Total 197,144,721
Materials (1.7%)
4,926 AdvanSix , Inc.
a
57,831
1,700 Air Water, Inc. 24,019
371 Anglo American plc 8,553
3,261 AptarGroup, Inc. 365,167
1,272 Avery Dennison Corporation 145,122
26,120 Axalta Coating Systems, Ltd.
a
589,006
146 Balchem Corporation 13,850
13,211 Ball Corporation 918,032
23,446 Boise Cascade Company 881,804
2,894 Cabot Corporation 107,223
1,719 Celanese Corporation 148,418
27,280 CF Industries Holdings, Inc. 767,659
13,277 Chemours Company 203,802
12,685 Coeur Mining, Inc.
a
64,440
440 Croda International plc 28,578
1,000 Domtar Corporation 21,110
25,775 Eastman Chemical Company 1,794,971
12,303 Ecolab, Inc. 2,447,682
100,860 Element Solutions, Inc.
a
1,094,331
17 EMS-CHEMIE Holding AG 13,207
57 Eramet SA
a
2,056
8,150 Ferroglobe Representation &
Warranty Insurance Trust
a,d
1
9 Givaudan SA 33,642
2,064 Granges AB
a
16,455
8,052 Hecla Mining Company 26,330
2,932 Hexpol AB
a
21,878
1,229 Hochschild Mining plc 2,970
129 Holmen AB 4,143
3,417 IAMGOLD Corporation
a
13,497
49 IMCD NV
a
4,621
Shares Common Stock (50.8%) Value
Materials (1.7%) - continued
2,064 Ingevity Corporation
a
$ 108,504
6,780 Innospec , Inc. 523,755
231,611 Ivanhoe Mines, Ltd.
a
656,823
8,178 Kaiser Aluminum Corporation 602,064
1,044 Koninklijke DSM NV 144,925
4,852 Kraton Performance Polymers,
Inc.
a
83,843
1,500 Kyoei Steel, Ltd. 18,098
200 Lintec Corporation 4,767
137,637 Louisiana-Pacific Corporation 3,530,389
200 MAG Silver Corporation
a
2,823
9,065 Martin Marietta Materials, Inc. 1,872,557
4,762 Materion Corporation 292,815
3,921 Minerals Technologies, Inc. 184,013
8,430 Myers Industries, Inc. 122,656
6,886 Neenah, Inc. 340,582
4,100 Nippon Steel Corporation 38,743
544 Northern Star Resources, Ltd. 5,130
18,042 Nucor Corporation 747,119
4,750 Olin Corporation 54,578
737 Olympic Steel, Inc. 8,660
10,706 PPG Industries, Inc. 1,135,478
4,950 Quaker Chemical Corporation 918,968
2,991 Ramelius Resources, Ltd. 4,198
1,854 Reliance Steel & Aluminum
Company 176,000
37 Rio Tinto plc 2,082
484 Rio Tinto, Ltd. 33,141
925 RPM International, Inc. 69,431
5,647 Ryerson Holding Corporation
a
31,793
4,313 Sandfire Resources, Ltd. 15,305
1,335 Sensient Technologies Corporation 69,634
904 Sherwin-Williams Company 522,376
100 Shin-Etsu Chemical Company, Ltd. 11,736
306 Sika AG 58,988
40,241 Steel Dynamics, Inc. 1,049,888
4,200 Sumitomo Chemical Company,
Ltd. 12,637
251 Symrise AG 29,328
300 Taiyo Holdings Company, Ltd. 13,854
1,100 Toagosei Company, Ltd. 10,804
8,300 Toray Industries, Inc. 39,176
800 Ube Industries, Ltd. 13,788
15,379 UFP Technologies, Inc.
a
677,599
13,279 United States Lime & Minerals, Inc. 1,121,279
9,928 United States Steel Corporation 71,680
2,299 UPM- Kymmene Oyj 66,590
701 W. R. Grace & Company 35,618
1,471 Worthington Industries, Inc. 54,868
Total 25,409,481
Real Estate (2.3%)
28,602 Agree Realty Corporation 1,879,437
5,178 Alexandria Real Estate Equities,
Inc. 840,131
978 Allied Properties REIT 29,507
1,030 Alstria Office REIT AG
a
15,330
40,253 American Campus Communities,
Inc. 1,407,245
8,814 American Tower Corporation 2,278,772
8,475 Apartment Investment &
Management Company 318,999
5,226 Armada Hoffler Properties, Inc. 51,999
19,052 Ascendas REIT 43,713
2,500 Ascott Trust 1,814

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
10
Shares Common Stock (50.8%) Value
Real Estate (2.3%) - continued
17,365 Ashford Hospitality Trust, Inc. $ 12,548
3,707 AvalonBay Communities, Inc. 573,251
1,737 BBX Capital Corporation 4,412
75 Bluerock Residential Growth REIT,
Inc. 606
13,496 Camden Property Trust 1,231,105
5,602 CareTrust REIT, Inc. 96,130
1,293 Castellum AB 24,228
10,195 CBL & Associates Properties, Inc.
a
2,779
20,243 Cedar Realty Trust, Inc. 20,041
744 Choice Properties REIT 6,982
2,355 City Office REIT, Inc. 23,691
36 Cofinimmo SA 4,965
17,240 Colliers International Group, Inc. 988,024
2,315 Colony Credit Real Estate, Inc. 16,251
3,777 Columbia Property Trust, Inc. 49,630
147 Community Healthcare Trust, Inc. 6,012
1,442 Corepoint Lodging, Inc. 6,071
7,282 CoreSite Realty Corporation 881,559
3,564 CoStar Group, Inc.
a
2,532,828
491 CyrusOne , Inc. 35,720
600 Daito Trust Construction Company,
Ltd. 55,297
4,139 Digital Realty Trust, Inc. 588,193
14,860 Diversified Healthcare Trust 65,756
16,068 Douglas Emmett, Inc. 492,645
21,345 Duke Realty Corporation 755,400
531 Easterly Government Properties,
Inc. 12,277
1,647 EastGroup Properties, Inc. 195,351
375 Entra ASA
b
4,807
4,184 EPR Properties 138,616
5,780 Equity Lifestyle Properties, Inc. 361,134
17,955 Equity Residential 1,056,113
27,863 Essential Properties Realty Trust,
Inc. 413,487
2,595 Essex Property Trust, Inc. 594,696
1,907 Farmland Partners, Inc. 13,063
23,187 First Industrial Realty Trust, Inc. 891,308
9,430 FirstService Corporation 950,073
7,821 Four Corners Property Trust, Inc. 190,832
1,368 Franklin Street Properties
Corporation 6,963
3,801 Gaming and Leisure Properties,
Inc. 131,515
2,522 Getty Realty Corporation 74,853
771 Gladstone Commercial
Corporation 14,456
1,430 Granite REIT 73,796
4,212 Healthcare Realty Trust, Inc. 123,369
4,615 Healthcare Trust of America, Inc. 122,390
1,173 Hersha Hospitality Trust 6,756
65,955 Host Hotels & Resorts, Inc. 711,654
1,337 Hudson Pacific Properties, Inc. 33,639
3,000 Hysan Development Company,
Ltd. 9,685
5,602 Industrial Logistics Properties Trust 115,121
2,027 Innovative Industrial Properties,
Inc. 178,417
1,334 Investors Real Estate Trust 94,034
1,214 iSTAR Financial, Inc. 14,956
35 Japan Hotel REIT Investment
Corporation 14,519
3,161 Jones Lang LaSalle, Inc. 327,037
20,094 Kilroy Realty Corporation 1,179,518
Shares Common Stock (50.8%) Value
Real Estate (2.3%) - continued
6,467 Kite Realty Group Trust $ 74,629
259 Kungsleden AB 1,938
1,279 Lamar Advertising Company 85,386
3,356 Lexington Realty Trust 35,406
10,694 Macerich Company 95,925
4,900 Mapletree Commercial Trust 6,856
29,806 Medical Properties Trust, Inc. 560,353
662 MGM Growth Properties LLC 18,013
529 National Health Investors, Inc. 32,121
9,730 National Retail Properties, Inc. 345,220
56,283 National Storage Affiliates Trust 1,613,071
12,201 New Residential Investment
Corporation 90,653
3,598 New Senior Investment Group, Inc. 13,025
13,804 NexPoint Residential Trust, Inc. 487,971
6,311 Omega Healthcare Investors, Inc. 187,626
2,454 One Liberty Properties, Inc. 43,239
2,742 Pennsylvania REIT 3,729
2,125 Physicians Realty Trust 37,230
1,214 Plymouth Industrial REIT, Inc. 15,539
1,608 PotlatchDeltic Corporation 61,152
4,727 Preferred Apartment Communities,
Inc. 35,925
1,070 PS Business Parks, Inc. 141,668
985 PSP Swiss Property AG 110,946
2,491 QTS Realty Trust, Inc. 159,648
1,953 Quebecor, Inc. 41,963
18,649 Rayonier, Inc. REIT 462,309
9,917 Retail Properties of America, Inc. 72,592
19,048 Rexford Industrial Realty, Inc. 789,159
538 RioCan REIT 6,087
246 RMR Group, Inc. 7,250
3,000 Road King Infrastructure, Ltd. 4,079
280 Ryman Hospitality Properties 9,688
17,176 Sabra Health Care REIT, Inc. 247,850
6,196 SBA Communications Corporation 1,845,912
31,895 Service Properties Trust 226,136
3,875 Spirit Realty Capital, Inc. 135,083
2,150 STAG Industrial, Inc. 63,038
5,418 Store Capital Corporation 129,003
134,102 Sunstone Hotel Investors, Inc. 1,092,931
384 Swiss Prime Site AG 35,622
3,181 TAG Immobilien AG 75,975
10,216 Terreno Realty Corporation 537,770
14,035 UDR, Inc. 524,628
2,130 UMH Properties, Inc. 27,541
14,665 Uniti Group, Inc. 137,118
88 Universal Health Realty Income
Trust 6,995
743 Urstadt Biddle Properties, Inc. 8,827
21,317 Washington Prime Group, Inc. 17,923
8,600 Wing Tai Holdings, Ltd. 11,081
Total 34,169,335
Utilities (0.7%)
724 AGL Energy, Ltd. 8,565
1,523 ALLETE, Inc. 83,171
11,078 Alliant Energy Corporation 529,971
2,430 Artesian Resources Corporation 88,185
804 Avista Corporation 29,258
2,639 Black Hills Corporation 149,526
30,615 CenterPoint Energy, Inc. 571,582
694 Chesapeake Utilities Corporation 58,296
9,274 CMS Energy Corporation 541,787

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
11
Shares Common Stock (50.8%) Value
Utilities (0.7%) - continued
2,266 Consolidated Water Company,
Ltd. $ 32,698
1,825 DTE Energy Company 196,187
8,060 Duke Energy Corporation 643,913
2,024 Enagas SA 49,514
610 Enel SPA 5,276
14,502 Entergy Corporation 1,360,433
1,374 Essential Utilities, Inc. 58,038
14,498 Exelon Corporation 526,132
23,153 FirstEnergy Corporation 897,873
3,393 Hawaiian Electric Industries, Inc. 122,352
1,621 IDACORP, Inc. 141,627
3,291 MDU Resources Group, Inc. 72,994
292 MGE Energy, Inc. 18,837
358 Middlesex Water Company 24,050
1,395 National Fuel Gas Company 58,492
5,422 New Jersey Resources
Corporation 177,028
527 Northland Power, Inc. 13,191
783 Northwest Natural Holding
Company 43,684
9,749 NorthWestern Corporation 531,515
5,693 OGE Energy Corporation 172,839
1,421 Otter Tail Corporation 55,121
21,864 PNM Resources, Inc. 840,452
12,791 Portland General Electric
Company 534,792
72 SJW Group 4,472
1,052 South Jersey Industries, Inc. 26,289
2,571 Southwest Gas Holdings, Inc. 177,528
9,504 Spire, Inc. 624,508
4,963 UGI Corporation 157,823
1,540 Unitil Corporation 69,023
60 Verbund AG 2,695
Total 9,699,717
Total Common Stock
(cost $594,139,473) 744,241,030
Shares
Registered Investment
Companies ( 37.9% ) Value
Unaffiliated  (0.6%)
11,597 Health Care Select Sector SPDR
Fund 1,160,512
11,725 iShares Dow Jones US Home
Construction Index Fund 517,658
3,702 ProShares Ultra S&P 500
c
463,046
20,291 SPDR S&P 500 ETF Trust
c
6,256,933
14,323 SPDR S&P Regional Banking ETF 549,860
Total 8,948,009
Affiliated  (37.3%)
2,365,404 Thrivent Core Emerging Markets
Equity Fund
a
21,974,601
6,785,137 Thrivent Core International Equity
Fund 57,198,708
7,868,125 Thrivent Core Low Volatility Equity
Fund 88,359,040
4,700,959 Thrivent Global Stock Portfolio 53,958,079
2,153,682 Thrivent High Yield Portfolio 9,360,547
534,937 Thrivent Income Portfolio 5,873,551
13,123,673 Thrivent International Allocation
Portfolio 110,353,031
Shares
Registered Investment
Companies (37.9%) Value
Affiliated  (37.3%)- continued
826,224 Thrivent International Index
Portfolio
a
$ 8,822,506
3,884,006 Thrivent Large Cap Value Portfolio 60,416,096
1,019,499 Thrivent Limited Maturity Bond
Portfolio 10,193,160
4,586,424 Thrivent Mid Cap Stock Portfolio 77,407,834
2,946,745 Thrivent Small Cap Stock Portfolio 42,866,007
Total 546,783,160
Total Registered Investment
Companies (cost $570,404,595) 555,731,169
Principal
Amount Long-Term Fixed Income ( 4.5% ) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 18,723
0.635%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
3,429
Sequoia Mortgage Trust
51,863
3.455%,  9/20/2046, Ser.
2007-1, Class 4A1
e
39,256
WaMu Mortgage Pass Through
Certificates
24,488
3.718%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
22,420
36,603
3.712%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
34,407
Total 99,512
Mortgage-Backed Securities (2.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
60,975 3.500%,  5/1/2034 64,246
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,374,113 3.000%,  3/25/2050 1,448,261
420,304 3.000%,  4/1/2050 442,984
514,574 3.500%,  7/1/2047 543,347
Federal National Mortgage
Association
498,527 4.500%,  5/1/2048 536,208
787,263 3.500%,  10/1/2048 829,610
331,910 3.500%,  6/1/2049 351,325
920,764 3.500%,  8/1/2049 973,771
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,167,000 2.000%,  7/1/2035
f
4,309,752
3,675,000 2.500%,  7/1/2035
f
3,846,548
500,000 2.000%,  8/1/2035
f
516,328
3,873,000 3.000%,  8/1/2049
f
4,072,114
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,125,000 2.000%,  7/1/2050
f
1,150,708
6,000,000 2.500%,  7/1/2050
f,g
6,252,422
1,702,150 4.000%,  7/1/2048 1,802,396
1,850,000 3.500%,  7/1/2049
f
1,945,535
Total 29,085,555

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
12
Principal
Amount Long-Term Fixed Income (4.5%) Value
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
$ 920,000 2.250%,  11/15/2027 $ 1,036,114
5,000,000 2.875%,  5/15/2028 5,900,391
170,000 5.250%,  11/15/2028 235,310
120,000 3.000%,  5/15/2042 159,736
2,413,000 2.500%,  5/15/2046 2,991,366
U.S. Treasury Notes
665,000 1.375%,  9/30/2020 666,974
100,000 2.500%,  2/28/2021 101,547
1,045,000 1.125%,  8/31/2021 1,056,470
1,475,000 1.500%,  9/30/2021 1,499,372
940,000 2.000%,  11/30/2022 981,345
500,000 2.125%,  7/31/2024 538,457
2,330,000 2.250%,  11/15/2024 2,533,056
2,040,000 2.125%,  11/30/2024 2,208,061
640,000 2.625%,  1/31/2026 720,125
15,030,000 2.500%,  2/28/2026 16,828,316
Total 37,456,640
Total Long-Term Fixed Income
(cost $62,193,143) 66,641,707
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
11,952,763 Thrivent Cash Management Trust 11,952,763
Total Collateral Held for
Securities Loaned
(cost $11,952,763) 11,952,763
Shares or
Principal
Amount Short-Term Investments ( 8.3% ) Value
Federal Home Loan Bank Discount
Notes
2,200,000 0.007%, 7/7/2020
h,i
2,199,956
200,000 0.095%, 7/9/2020
h,i
199,995
1,000,000 0.110%, 7/15/2020
h,i
999,953
1,600,000 0.108%, 7/20/2020
h,i
1,599,899
500,000 0.080%, 7/22/2020
h,i
499,965
5,800,000 0.100%, 7/28/2020
h,i
5,799,478
5,200,000 0.105%, 7/29/2020
h,i
5,199,515
400,000 0.150%, 7/31/2020
h,i
399,960
3,300,000 0.180%, 8/4/2020
h,i
3,299,532
200,000 0.114%, 8/7/2020
h,i
199,969
2,800,000 0.125%, 8/11/2020
h,i
2,799,522
300,000 0.145%, 8/19/2020
h,i
299,939
3,900,000 0.101%, 8/25/2020
h,i
3,899,106
800,000 0.120%, 9/1/2020
h,i
799,807
1,000,000 0.155%, 9/2/2020
h,i
999,755
3,300,000 0.120%, 9/15/2020
h,i
3,299,025
Federal Home Loan Mortgage
Corporation Discount Notes
300,000 0.135%, 9/17/2020
h,i
299,909
Thrivent Core Short-Term Reserve
Fund
8,887,379 0.750% 88,962,669
Total Short-Term Investments
(cost $121,582,845) 121,757,954
Total Investments (cost
$1,360,272,819) 102.3% $1,500,324,623
Other Assets and Liabilities, Net
(2.3%) (33,762,344)
Total Net Assets 100.0% $1,466,562,279
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $308,945 or 0.0% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Denotes investments purchased on a when-issued or
delayed delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 11,808,581
Total lending $11,808,581
Gross amount payable upon return of
collateral for securities loaned $11,952,763
Net amounts due to counterparty
$144,182
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
13
Principal
Amount Bank Loans ( 15.2% )
a
Value
Basic Materials (0.7%)
Ball Metalpack Finco, LLC, Term
Loan
$ 205,800
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 188,307
Big River Steel, LLC, Term Loan
413,313
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
387,480
Hexion, Inc., Term Loan
347,547
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b
337,990
Innophos Holdings, Inc., Term
Loan
349,125
3.928%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c,d,e
341,270
Momentive Performance Materials
USA, LLC, Term Loan
333,630
3.430%,  (LIBOR 1M +
3.250%), 5/15/2024
b
311,527
Nouryon USA, LLC, Term Loan
586,950
3.188%,  (LIBOR 1M +
3.000%), 10/1/2025
b
549,285
Pixelle Specialty Solutions, LLC,
Term Loan
685,830
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
644,680
Univar Solutions USA, Inc., Term
Loan
144,275
2.178%,  (LIBOR 1M +
2.000%), 11/22/2026
b
137,152
Total 2,897,691
Capital Goods (1.5%)
Advanced Disposal Services, Inc.,
Term Loan
358,597
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
353,914
Flex Acquisition Company, Inc.
Term Loan
703,126
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
660,938
GFL Environmental, Inc., Term
Loan
908,737
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
881,666
Mauser Packaging Solutions
Holding Company, Term Loan
500,024
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
447,732
Natgasoline, LLC, Term Loan
428,475
4.313%,  (LIBOR 3M +
3.500%), 11/14/2025
b,e
411,336
Navistar, Inc., Term Loan
757,563
3.700%,  (LIBOR 1M +
3.500%), 11/6/2024
b
715,578
Reynolds Group Holdings, Inc.,
Term Loan
323,873
2.928%,  (LIBOR 1M +
2.750%), 2/5/2023
b
308,619
TransDigm, Inc., Term Loan
1,223,850
2.428%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,097,965
Principal
Amount Bank Loans (15.2%)
a
Value
Capital Goods (1.5%) - continued
Vertiv Group Corporation, Term
Loan
$ 1,167,075
3.183%,  (LIBOR 1M +
3.000%), 3/2/2027
b
$ 1,099,968
Total 5,977,716
Communications Services (4.0%)
Altice France SA, Term Loan
339,500
2.928%,  (LIBOR 1M +
2.750%), 7/31/2025
b
320,814
CenturyLink, Inc., Term Loan
1,771,100
2.428%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,665,826
CommScope, Inc., Term Loan
908,137
3.428%,  (LIBOR 1M +
3.250%), 4/4/2026
b
858,190
Coral-US Co-Borrower, LLC, Term
Loan
1,440,000
2.428%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,365,307
CSC Holdings, LLC, Term Loan
625,650
2.435%,  (LIBOR 1M +
2.250%), 7/17/2025
b
590,457
1,336,650
2.685%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,265,286
Diamond Sports Group, LLC, Term
Loan
1,037,886
3.430%,  (LIBOR 1M +
3.250%), 8/24/2026
b
841,985
Entercom Media Corporation, Term
Loan
522,151
2.684%,  (LIBOR 1M +
2.500%), 11/17/2024
b
486,472
Gray Television, Inc., Term Loan
315,000
2.423%,  (LIBOR 1M +
2.250%), 2/7/2024
b
304,132
HCP Acquisition, LLC, Term Loan
686,549
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
655,826
iHeartCommunications, Inc., Term
Loan
403,985
3.178%,  (LIBOR 1M +
3.000%), 5/1/2026
b
371,331
Mediacom Illinois, LLC, Term Loan
228,011
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
221,171
NEP Group, Inc., Term Loan
709,200
3.428%,  (LIBOR 1M +
3.250%), 10/20/2025
b
578,785
Nexstar Broadcasting, Inc., Term
Loan
1,210,000
2.923%,  (LIBOR 1M +
2.750%), 9/19/2026
b,c,d
1,148,423
Nielsen Finance, LLC, Term Loan
280,000
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
276,850
SBA Senior Finance II, LLC, Term
Loan
516,151
1.930%,  (LIBOR 1M +
1.750%), 4/11/2025
b
495,722

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
14
Principal
Amount Bank Loans (15.2%)
a
Value
Communications Services (4.0%) - continued
Terrier Media Buyer, Inc., Term
Loan
$ 225,000
0.000%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c,d
$ 213,750
422,875
4.428%,  (LIBOR 1M +
4.250%), 12/17/2026
b
402,437
T-Mobile USA, Inc., Term Loan
865,000
3.178%,  (LIBOR 1M +
3.000%), 4/1/2027
b
863,132
TNS, Inc., Term Loan
282,626
4.180%,  (LIBOR 1M +
4.000%), 8/14/2022
b
270,614
Virgin Media Bristol, LLC, Term
Loan
1,170,000
2.685%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,114,718
WideOpenWest Finance, LLC,
Term Loan
865,700
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
822,778
Windstream Services, LLC, Term
Loan
390,000
2.680%,  (LIBOR 1M +
2.500%), 2/26/2021
b
382,688
203,439
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
122,470
Xplornet Communications, Inc.,
Term Loan
205,000
4.928%,  (LIBOR 1M +
4.750%), 6/11/2027
b
195,263
Ziggo Financing Partnership, Term
Loan
760,000
2.685%,  (LIBOR 1M +
2.500%), 4/30/2028
b
715,510
Total 16,549,937
Consumer Cyclical (2.2%)
1011778 B.C., LLC, Term Loan
1,253,700
1.928%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,186,000
Boyd Gaming Corporation, Term
Loan
197,573
2.359%,  (LIBOR 1W +
2.250%), 9/15/2023
b
185,286
Cengage Learning, Inc., Term
Loan
688,274
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
551,996
Eldorado Resorts, Inc., Term Loan
111,233
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
110,330
Four Seasons Hotels, Ltd., Term
Loan
560,480
2.178%,  (LIBOR 1M +
2.000%), 11/30/2023
b
529,653
Golden Entertainment, Inc., Term
Loan
1,032,550
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
930,152
Golden Nugget, LLC, Term Loan
1,163,472
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
919,143
Principal
Amount Bank Loans (15.2%)
a
Value
Consumer Cyclical (2.2%) - continued
IAA, Inc., Term Loan
$ 217,687
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b
$ 207,619
LCPR Loan Financing, LLC, Term
Loan
1,120,000
5.185%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,108,800
Mohegan Gaming and
Entertainment, Term Loan
409,431
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b,c,d
334,301
Scientific Games International,
Inc., Term Loan
1,810,222
3.476%,  (LIBOR 3M +
2.750%), 8/14/2024
b
1,596,616
Staples, Inc., Term Loan
242,550
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b
213,039
787,324
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b
675,130
Stars Group Holdings BV, Term
Loan
505,124
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
501,568
Total 9,049,633
Consumer Non-Cyclical (2.5%)
Bausch Health Americas, Inc.,
Term Loan
1,098,158
3.190%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,065,631
Bellring Brands, LLC, Term Loan
207,342
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
205,917
Change Healthcare Holdings, LLC,
Term Loan
415,000
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
397,765
Chobani, LLC, Term Loan
533,100
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
511,445
Dole Food Company, Inc., Term
Loan
412,215
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
399,848
Endo International plc, Term Loan
568,752
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
536,049
Energizer Holdings, Inc., Term
Loan
100,320
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b,e
95,304
Global Medical Response, Inc.,
Term Loan
1,714,990
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
1,646,185
Grifols Worldwide Operations USA,
Inc., Term Loan
577,100
2.109%,  (LIBOR 1W +
2.000%), 11/15/2027
b
554,668
IQVIA, Inc., Term Loan
145,000
1.928%,  (LIBOR 1M +
1.750%), 1/1/2025
b,c,d
140,016

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
15
Principal
Amount Bank Loans (15.2%)
a
Value
Consumer Non-Cyclical (2.5%) - continued
JBS USA LUX SA, Term Loan
$ 858,480
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
$ 818,063
Libbey Glass, Inc., Term Loan
294,912
0.000%,PIK 3.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,f,g
121,928
MPH Acquisition Holdings, LLC,
Term Loan
1,440,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,366,200
Ortho-Clinical Diagnostics SA,
Term Loan
1,312,044
3.429%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,224,308
Plantronics, Inc., Term Loan
409,649
2.678%,  (LIBOR 1M +
2.500%), 7/2/2025
b
372,097
R.R. Donnelley & Sons Company,
Term Loan
98,995
5.178%,  (LIBOR 1M +
5.000%), 1/15/2024
b
91,323
Sotera Health Holdings, LLC, Term
Loan
453,863
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
442,421
US Foods, Inc., Term Loan
139,636
1.928%,  (LIBOR 1M +
1.750%), 6/27/2023
b
130,934
Total 10,120,102
Energy (0.8%)
BCP Raptor II, LLC, Term Loan
400,950
4.928%,  (LIBOR 1M +
4.750%), 11/3/2025
b
258,613
Buckeye Partners, LP, Term Loan
149,625
2.923%,  (LIBOR 1M +
2.750%), 11/1/2026
b
143,116
Calpine Corporation, Term Loan
592,839
2.430%,  (LIBOR 1M +
2.250%), 1/15/2024
b
571,182
CONSOL Energy, Inc., Term Loan
429,562
4.680%,  (LIBOR 1M +
4.500%), 9/28/2024
b
339,354
Fieldwood Energy, LLC, Term
Loan
570,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
103,552
Illuminate Buyer, LLC, Term Loan
390,000
0.000%,  (LIBOR 1M +
4.000%), 6/16/2027
b,c,d
383,565
Radiate Holdco, LLC, Term Loan
1,540,219
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,467,059
Total 3,266,441
Financials (1.3%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
408,618
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
379,300
Principal
Amount Bank Loans (15.2%)
a
Value
Financials (1.3%) - continued
Delos Finance SARL, Term Loan
$ 175,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
$ 166,742
GGP Nimbus, LLC, Term Loan
652,515
2.678%,  (LIBOR 1M +
2.500%), 8/24/2025
b
544,576
INEOS U.S. Finance, LLC, Term
Loan
139,642
2.178%,  (LIBOR 1M +
2.000%), 3/31/2024
b
132,093
Level 3 Financing, Inc., Term Loan
725,000
1.983%,  (LIBOR 1M +
1.750%), 3/1/2027
b
684,349
MoneyGram International, Inc.,
Term Loan
401,247
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
362,503
NCR Corporation, Term Loan
610,388
2.680%,  (LIBOR 1M +
2.500%), 8/28/2026
b
588,261
Northriver Midstream Finance, LP,
Term Loan
585,530
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
551,499
Tronox Finance, LLC, Term Loan
1,235,476
2.982%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,183,314
Vericast Corporation, Term Loan
778,247
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
564,338
Total 5,156,975
Technology (1.4%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,201,374
4.260%,  (LIBOR 3M +
3.500%), 8/21/2026
b
1,086,042
Prime Security Services Borrower,
LLC, Term Loan
1,657,475
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
1,590,148
Rackspace Hosting, Inc., Term
Loan
1,489,340
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,416,735
SS&C Technologies, Inc., Term
Loan
399,689
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
381,827
283,651
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
270,975
Zayo Group Holdings, Inc., Term
Loan
1,107,225
3.178%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,048,453
Total 5,794,180
Transportation (0.3%)
Genesee & Wyoming, Inc., Term
Loan
693,263
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
665,906

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
16
Principal
Amount Bank Loans (15.2%)
a
Value
Transportation (0.3%) - continued
United Airlines, Inc., Term Loan
$ 517,326
1.928%,  (LIBOR 1M +
1.750%), 4/1/2024
b
$ 469,800
Total 1,135,706
Utilities (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
90,000
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
87,413
Core and Main, LP, Term Loan
482,625
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
458,644
EnergySolutions, LLC, Term Loan
343,000
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
314,987
Pacific Gas & Electric Company,
Term Loan
865,000
5.500%,  (LIBOR 3M +
4.500%), 6/18/2025
b
848,781
Talen Energy Supply, LLC, Term
Loan
247,950
3.928%,  (LIBOR 1M +
3.750%), 7/8/2026
b
241,751
Total 1,951,576
Total Bank Loans
(cost $66,525,555) 61,899,957
Shares Common Stock ( 45.6% ) Value
Communications Services (2.9%)
4,139 Activision Blizzard, Inc. 314,150
1,520 Alphabet, Inc., Class A
h
2,155,436
721 Alphabet, Inc., Class C
h
1,019,213
5,046 AT&T, Inc. 152,541
74,803 Auto Trader Group plc
i
487,023
6,133 Carsales.com, Ltd. 75,919
28 Charter Communications, Inc.
h
14,281
24,647 Comcast Corporation 960,740
9,629 Discovery, Inc., Class A
h,j
203,172
13,178 DISH Network Corporation
h
454,773
4,781 Facebook, Inc.
h
1,085,622
39,000 HKT Trust and HKT, Ltd. 57,231
111 IAC/InterActiveCorp
h
35,897
1,462 Ipsos SA 36,857
3,700 KDDI Corporation 110,397
5,775 Live Nation Entertainment, Inc.
h
256,006
41,714 Mediaset Espana Comunicacion
SA
h
154,720
400 NEXON Company, Ltd. 9,023
300 Nintendo Company, Ltd. 134,121
1,500 Nippon Telegraph & Telephone
Corporation 34,949
5,900 NTT DOCOMO, Inc. 156,633
19,797 QuinStreet, Inc.
h
207,077
3,458 Rightmove plc 23,374
19,505 Seven West Media, Ltd.
h
1,247
20,500 SoftBank Corporation 261,298
4,500 SoftBank Group Corporation 226,925
13,300 TV Asahi Holdings Corporation 193,774
12,270 Twitter, Inc.
h
365,523
8,768 Uber Technologies, Inc.
h
272,509
24,879 Verizon Communications, Inc. 1,371,579
Shares Common Stock (45.6%) Value
Communications Services (2.9%) - continued
3,830 Walt Disney Company $ 427,083
2,990 Wolters Kluwer NV 233,535
7,754 Zillow Group, Inc.
h
445,700
Total 11,938,328
Consumer Discretionary (4.9%)
100 ABC-MART, Inc. 5,866
1,659 Amazon.com, Inc.
h
4,576,882
800 AOKI Holdings, Inc. 4,647
10,955 Aptiv plc 853,614
1,600 Autobacs Seven Company, Ltd. 20,217
240 AutoZone, Inc.
h
270,749
13,587 B&M European Value Retail SA 66,881
2,731 Berkeley Group Holdings plc 140,647
311 Booking Holdings, Inc.
h
495,218
1,100 Bridgestone Corporation 35,503
1,027 Bright Horizons Family Solutions,
Inc.
h
120,364
1,705 Burlington Stores, Inc.
h
335,766
7,450 Callaway Golf Company 130,449
5,542 Carnival Corporation
j
91,000
2,483 Cedar Fair, LP 68,282
1,186 Century Casinos, Inc.
h
4,922
190 Chipotle Mexican Grill, Inc.
h
199,948
2,200 Chiyoda Company, Ltd. 24,100
21,700 Citizen Watch Company, Ltd. 70,738
6,926 Cooper-Standard Holdings, Inc.
h
91,769
5,668 Crocs, Inc.
h
208,696
6,118 D.R. Horton, Inc. 339,243
1,355 Darden Restaurants, Inc. 102,668
10,600 Denso Corporation 415,701
11,986 Designer Brands, Inc. 81,145
1,668 Dick's Sporting Goods, Inc. 68,822
5,033 Dollarama, Inc. 167,421
1,009 Emerald Holding, Inc 3,108
5,385 Etsy, Inc.
h
572,049
300 Exedy Corporation 4,478
100 Fast Retailing Company, Ltd. 57,477
859 Five Below, Inc.
h
91,836
38,000 Galaxy Entertainment Group, Ltd. 260,670
1,851 Genuine Parts Company 160,963
1,681 GVC Holdings plc 15,408
60 Hermes International 50,376
5,589 Home Depot, Inc. 1,400,100
6,757 Industria de Diseno Textil SA 179,286
5,616 Leggett & Platt, Inc. 197,402
8,437 Lowe's Companies, Inc. 1,140,007
2,188 Lululemon Athletica, Inc.
h
682,678
2,094 McDonald's Corporation 386,280
18 Mercadolibre, Inc.
h
17,744
1,284 Mohawk Industries, Inc.
h
130,660
28,149 Moneysupermarket.com Group plc 112,916
8,444 Movado Group, Inc. 91,533
431 Netflix, Inc.
h
196,122
7,900 NHK Spring Company, Ltd. 51,379
3,413 NIKE, Inc. 334,645
4,600 Nissan Motor Company, Ltd. 17,059
180 NVR, Inc.
h
586,575
1,300 Onward Holdings Company, Ltd. 3,842
400 Oriental Land Company, Ltd. 52,858
3,096 Oxford Industries, Inc. 136,255
1,190 Planet Fitness, Inc.
h
72,078
2,928 Playa Hotels and Resorts NV
h
10,599
1,400 PLENUS Company, Ltd. 23,244
1,032 PulteGroup, Inc. 35,119

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
17
Shares Common Stock (45.6%) Value
Consumer Discretionary (4.9%) - continued
17,739 Redrow plc $ 94,603
638 Restaurant Brands International,
Inc. 34,854
2,987 RH
h
743,464
2,700 Rinnai Corporation 226,107
3,900 Sangetsu Company, Ltd. 55,225
1,800 SHIMAMURA Company, Ltd. 121,918
2,276 Sleep Number Corporation
h
94,773
2,800 Sony Corporation 193,285
6,065 Sony Corporation ADR 419,273
5,620 Stoneridge, Inc.
h
116,109
38,300 Sumitomo Electric Industries, Ltd. 441,817
1,000 Sumitomo Forestry Company, Ltd. 12,581
18,800 Sumitomo Rubber Industries, Ltd. 186,205
2,069 Super Retail Group, Ltd. 11,641
295 Super Retail Group, Ltd. Rights
e,h
0
600 Takara Standard Company, Ltd. 8,510
66,666 Taylor Wimpey plc 117,666
5,419 Texas Roadhouse, Inc. 284,877
5,642 TJX Companies, Inc. 285,260
2,800 Toyoda Gosei Company, Ltd. 58,502
900 Toyota Motor Corporation 56,596
761 Yum! Brands, Inc. 66,139
1,600 Z Holdings Corporation 7,852
6,142 Zumiez, Inc.
h
168,168
Total 19,871,429
Consumer Staples (2.1%)
2,300 Arcs Company, Ltd. 46,345
4,843 Bunge, Ltd. 199,193
3,060 Carlsberg AS 405,781
552 Casey's General Stores, Inc. 82,535
13,509 Coca-Cola Company 603,582
6,382 Colgate-Palmolive Company 467,545
1,001 Costco Wholesale Corporation 303,513
25,767 Cott Corporation 354,296
3,555 ForFarmers BV 21,727
799 Glanbia plc 9,080
16,973 Hain Celestial Group, Inc.
h
534,819
200 Japan Tobacco, Inc. 3,715
1,721 John B. Sanfilippo & Son, Inc. 146,853
800 Kao Corporation 63,486
2,000 Kewpie Corporation 37,688
1,935 Kimberly-Clark Corporation 273,512
1,049 Lamb Weston Holdings, Inc. 67,063
15 Lindt & Spruengli AG 123,890
410 L'Oreal SA
h
132,326
800 Ministop Company, Ltd. 11,217
8,399 Nestle SA 931,202
3,888 PepsiCo, Inc. 514,227
5,468 Philip Morris International, Inc. 383,088
5,570 Procter & Gamble Company 666,005
800 Shiseido Company, Ltd. 50,977
4,300 Sugi Holdings Company, Ltd. 291,601
7,200 Sundrug Company, Ltd. 238,289
7,940 Turning Point Brands, Inc. 197,785
300 Unicharm Corporation 12,304
3,876 Unilever NV 206,659
10,776 Wal-Mart Stores, Inc. 1,290,749
Total 8,671,052
Energy (1.5%)
15,265 BP plc ADR 355,980
557 Cheniere Energy, Inc.
h
26,914
Shares Common Stock (45.6%) Value
Energy (1.5%) - continued
6,255 Chevron Corporation $ 558,134
2,143 Cimarex Energy Company 58,911
4,139 ConocoPhillips 173,921
1,997 Diamondback Energy, Inc. 83,514
5,662 Enbridge, Inc. 172,238
34,400 Eneos Holdings, Inc. 122,621
10,315 Eni SPA 98,879
22,341 Enterprise Products Partners, LP 405,936
3,190 EOG Resources, Inc. 161,605
6,572 Exxon Mobil Corporation 293,900
384 Gaztransport Et Technigaz SA 29,467
10,388 Halliburton Company 134,836
7,076 Helmerich & Payne, Inc. 138,053
3,413 John Wood Group plc 8,184
26,398 Marathon Oil Corporation 161,556
9,234 Marathon Petroleum Corporation 345,167
9,376 Nine Energy Service, Inc.
h
18,283
1,028 OMV AG
h
34,689
1,186 ONEOK, Inc. 39,399
1,651 PDC Energy, Inc.
h
20,538
4,267 Pioneer Natural Resources
Company 416,886
18,158 Royal Dutch Shell plc, Class A 290,731
29,400 Royal Dutch Shell plc, Class B 445,711
3,257 Schlumberger, Ltd. 59,896
7,286 SEACOR Holdings, Inc.
h
206,339
5,313 Talos Energy, Inc.
h
48,880
2,930 TC Energy Corporation 125,177
10,366 Total SA 399,695
10,366 Total SA Rights
e,h
1,518
3,508 Valero Energy Corporation 206,341
65,218 WPX Energy, Inc.
h
416,091
Total 6,059,990
Financials (6.6%)
16,555 AB Industrivarden
h
377,355
8,428 Aflac, Inc. 303,661
7,400 AIA Group, Ltd. 69,246
8,142 Air Lease Corporation 238,479
4,366 Allianz SE 892,155
18,270 Ally Financial, Inc. 362,294
3,842 American Express Company 365,758
2,821 American Financial Group, Inc. 179,021
6,316 American International Group, Inc. 196,933
908 Aon plc 174,881
200 Aozora Bank, Ltd. 3,487
812 Ares Capital Corporation 11,733
26,516 Assured Guaranty, Ltd. 647,256
3,445 Baloise Holding AG 518,991
43,397 Bank Leumi Le-Israel BM 218,196
56,524 Bank of America Corporation 1,342,445
308 Bank of Marin Bancorp 10,266
5,852 Bank of Montreal 311,480
5,962 Bank of N.T. Butterfield & Son, Ltd. 145,413
2,975 Berkshire Hathaway, Inc.
h
531,067
943 BlackRock, Inc. 513,077
2,826 Blackstone Mortgage Trust, Inc. 68,078
15,246 Bridgewater Bancshares, Inc.
h
156,271
8,853 Capital One Financial Corporation 554,109
6,875 Charles Schwab Corporation 231,962
2,521 Chubb, Ltd. 319,209
35,912 CI Financial Corporation 456,836
22,083 Citigroup, Inc. 1,128,441
658 CME Group, Inc. 106,951
1,305 Cohen & Steers, Inc. 88,805

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
18
Shares Common Stock (45.6%) Value
Financials (6.6%) - continued
3,014 Comerica, Inc. $ 114,833
6,407 Commonwealth Bank of Australia 309,421
1,246 Community Trust Bancorp, Inc. 40,819
25,900 DBS Group Holdings, Ltd. 389,713
1,273 Deutsche Boerse AG 230,382
10,257 Deutsche Pfandbriefbank AG
h,i
75,049
25,881 DnB ASA
h
345,447
2,033 Ellington Residential Mortgage
REIT 20,940
6,334 Euronext NV
i
637,541
3,205 Evercore, Inc. 188,839
20,870 Everi Holdings, Inc.
h
107,689
313 FBL Financial Group, Inc. 11,234
370 Financial Institutions, Inc. 6,886
2,571 First Busey Corporation 47,949
8,598 First Interstate BancSystem, Inc. 266,194
239 First Mid-Illinois Bancshares, Inc. 6,269
66,501 FlexiGroup, Ltd. 52,822
2,806 Glacier Bancorp, Inc. 99,024
1,038 Goldman Sachs Group, Inc. 205,130
1,426 Great Southern Bancorp, Inc. 57,553
97 Groupe Bruxelles Lambert SA 8,125
1,310 Hamilton Lane, Inc. 88,255
12,608 Hartford Financial Services Group,
Inc. 486,038
8,026 Heartland Financial USA, Inc. 268,389
19,180 Heritage Commerce Corporation 143,946
958 Hometrust Bancshares, Inc. 15,328
1,314 Houlihan Lokey, Inc. 73,111
19,481 HSBC Holdings plc 90,539
433 Independent Bank Corporation 6,430
5,459 Interactive Brokers Group, Inc. 228,022
101,543 Israel Discount Bank, Ltd. 309,705
6,207 J.P. Morgan Chase & Company 583,830
3,300 Japan Exchange Group, Inc. 76,428
7,100 Japan Post Bank Company, Ltd. 52,804
1,200 Japan Post Holdings Company,
Ltd. 8,564
4,980 Kemper Corporation 361,150
47,021 KeyCorp 572,716
900 L E Lundbergforetagen AB
h
41,025
646 Lakeland Bancorp, Inc. 7,384
6,553 Laurentian Bank of Canada
j
138,049
1,155 M&T Bank Corporation 120,085
13,488 Manulife Financial Corporation 183,503
474 Markel Corporation
h
437,583
945 Marsh & McLennan Companies,
Inc. 101,465
7,817 Meridian Bancorp, Inc. 90,677
7,330 MetLife, Inc. 267,692
3,229 MidWestOne Financial Group, Inc. 64,580
14,500 Mitsubishi UFJ Financial Group,
Inc. 57,065
2,460 Mizrahi Tefahot Bank, Ltd. 46,224
11,711 Morgan Stanley 565,641
900 MS and AD Insurance Group
Holdings, Inc. 24,785
2,913 National Bank of Canada 132,003
2,081 Northern Trust Corporation 165,107
1,653 Onex Corporation 74,675
2,245 Paragon Banking Group plc 9,752
1,723 Pargesa Holding SA 130,640
266 Peapack-Gladstone Financial
Corporation 4,982
4,386 Popular, Inc. 163,028
Shares Common Stock (45.6%) Value
Financials (6.6%) - continued
6,833 Power Corporation of Canada $ 120,192
2,592 Primerica, Inc. 302,227
5,118 Prosight Global, Inc.
h
45,550
214 QCR Holdings, Inc. 6,673
14,649 Radian Group, Inc. 227,206
4,744 Raymond James Financial, Inc. 326,530
3,660 Royal Bank of Canada 248,322
958 S&P Global, Inc. 315,642
7,550 Santander Consumer USA
Holdings, Inc.
j
138,995
9,245 Seacoast Banking Corporation of
Florida
h
188,598
1,670 Selective Insurance Group, Inc. 88,076
2,600 Senshu Ikeda Holdings, Inc. 3,880
5,500 Singapore Exchange, Ltd. 33,097
795 Starwood Property Trust, Inc. 11,893
2,480 State Auto Financial Corporation 44,268
13,326 Sun Life Financial, Inc. 489,713
1,410 Swiss Life Holding AG 524,547
11,948 Synovus Financial Corporation 245,292
2,165 T. Rowe Price Group, Inc. 267,377
366 TMX Group, Ltd. 36,188
2,500 Tokio Marine Holdings, Inc. 109,433
900 Topdanmark AS 37,280
23,781 Toronto-Dominion Bank 1,061,351
8,469 Triumph Bancorp, Inc.
h
205,543
9,460 Truist Financial Corporation 355,223
218 Washington Trust Bancorp, Inc. 7,140
18,617 Wells Fargo & Company 476,595
14,868 Western Alliance Bancorp 563,051
19,577 Zions Bancorporations NA 665,618
Total 27,082,415
Health Care (6.9%)
5,278 Abbott Laboratories 482,568
1,056 AbbVie, Inc. 103,678
2,357 Alexion Pharmaceuticals, Inc.
h
264,550
1,976 Align Technology, Inc.
h
542,293
3,322 Amgen, Inc. 783,527
4,553 AMN Healthcare Services, Inc.
h
205,978
1,375 Anthem, Inc. 361,597
2,300 Astellas Pharmaceutical, Inc. 38,409
11,725 Bausch Health Companies, Inc.
h
214,450
807 Becton, Dickinson and Company 193,091
1,347 Biogen, Inc.
h
360,390
4,794 Catalent, Inc.
h
351,400
8,181 Centene Corporation
h
519,903
1,811 Cerner Corporation 124,144
5,100 Chugai Pharmaceutical Company,
Ltd. 273,054
3,163 Cigna Holding Company 593,537
4,608 CSL, Ltd. 916,477
8,580 CVS Health Corporation 557,443
2,100 Daiichi Sankyo Company, Ltd. 171,762
6,116 Danaher Corporation 1,081,492
8,311 Edwards Lifesciences Corporation
h
574,373
500 Eisai Company, Ltd. 39,724
1,766 Eli Lilly and Company 289,942
3,293 Gilead Sciences, Inc. 253,363
49,750 GlaxoSmithKline plc 1,004,931
7,612 GlaxoSmithKline plc ADR 310,493
4,485 Grifols SA 136,379
7,473 Halozyme Therapeutics, Inc.
h
200,351
3,562 HCA Healthcare, Inc. 345,728
630 Humana, Inc. 244,283

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
19
Shares Common Stock (45.6%) Value
Health Care (6.9%) - continued
419 Illumina, Inc.
h
$ 155,177
1,087 Intuitive Surgical, Inc.
h
619,405
2,317 IQVIA Holding, Inc.
h
328,736
2,420 Jazz Pharmaceuticals, Inc.
h
267,023
13,528 Johnson & Johnson 1,902,443
1,000 KYORIN Holdings, Inc. 20,479
349 Laboratory Corporation of America
Holdings
h
57,972
2,011 LHC Group, Inc.
h
350,558
381 LNA Sante 20,317
1,700 M3, Inc. 72,218
13,696 Medtronic plc 1,255,923
14,959 Merck & Company, Inc. 1,156,779
1,205 Neurocrine Biosciences, Inc.
h
147,010
17,145 Novartis AG 1,493,691
16,932 Novo Nordisk AS 1,103,081
2,431 Novo Nordisk AS ADR 159,182
3,000 Olympus Corporation 57,757
9,298 Optinose, Inc.
h
69,177
1,174 PerkinElmer, Inc. 115,158
5,978 Pfizer, Inc. 195,481
236 Quest Diagnostics, Inc. 26,895
6,353 Recordati SPA 317,894
4,509 Roche Holding AG 1,562,141
39 Siegfried Holding AG
h
17,748
1,316 Sonova Holding AG
h
263,431
3,226 Stryker Corporation 581,293
5,730 Syneos Health, Inc.
h
333,773
100 Sysmex Corporation 7,676
4,287 Tactile Systems Technology, Inc.
h
177,610
4,100 Takeda Pharmaceutical Company,
Ltd. 147,305
141 Tecan Group AG 49,972
1,100 Terumo Corporation 41,869
2,701 Thermo Fisher Scientific, Inc. 978,680
500 Tsumura & Company 13,095
2,911 UnitedHealth Group, Inc. 858,599
2,744 Universal Health Services, Inc. 254,890
842 Varian Medical Systems, Inc.
h
103,162
686 Veeva Systems, Inc.
h
160,812
1,260 Vertex Pharmaceuticals, Inc.
h
365,791
7,919 Wright Medical Group NV
h,j
235,353
1,282 Zimmer Biomet Holdings, Inc. 153,020
3,531 Zoetis, Inc. 483,888
Total 28,221,774
Industrials (5.8%)
603 3M Company 94,062
5,054 Aalberts NV 165,724
10,063 AGCO Corporation 558,094
146 Allegion plc 14,924
19,105 Altra Industrial Motion Corporation 608,685
6,299 AMETEK, Inc. 562,942
2,170 Arcosa, Inc. 91,574
3,457 ASGN, Inc.
h
230,513
9,737 Assa Abloy AB 199,292
13,240 Atlas Copco AB, Class A 563,831
5,233 Atlas Copco AB, Class B 194,448
1,179 Boeing Company 216,111
16,189 Carrier Global Corporation 359,720
2,300 Caterpillar, Inc. 290,950
2,441 CIA De Distribucion Integral 45,730
566 CSW Industrials, Inc. 39,116
3,537 CSX Corporation 246,670
4,896 Curtiss-Wright Corporation 437,115
Shares Common Stock (45.6%) Value
Industrials (5.8%) - continued
100 Daikin Industries, Ltd. $ 16,180
10,046 Delta Air Lines, Inc. 281,790
1,838 EMCOR Group, Inc. 121,565
6,788 Emerson Electric Company 421,060
1,894 Encore Wire Corporation 92,465
882 Fortive Corporation 59,676
566 Geberit AG 283,983
5,942 General Dynamics Corporation 888,091
289 Gorman-Rupp Company 8,982
1,700 GS Yuasa Corporation 30,192
30,312 GWA Group, Ltd. 58,625
2,600 Hanwa Company, Ltd. 47,729
3,354 Heico Corporation 334,226
4,938 Helios Technologies, Inc. 183,941
3,100 Hino Motors, Ltd. 21,032
6,856 Honeywell International, Inc. 991,309
1,668 Huntington Ingalls Industries, Inc. 291,049
2,320 IDEX Corporation 366,653
863 Illinois Tool Works, Inc. 150,896
7,000 Inaba Denki Sangyo Company,
Ltd. 156,089
2,765 Ingersoll - Rand, Inc.
h
77,752
14,582 Johnson Controls International plc 497,829
2,061 Kansas City Southern 307,687
9,000 Kinden Corporation 148,742
7,401 Koninklijke Philips NV
h
345,238
7,401 Koninklijke Philips NV Rights
e,h
7,068
9,483 Legrand SA 720,430
124 Lennox International, Inc. 28,891
2,893 Lincoln Electric Holdings, Inc. 243,706
329 Linde Public Limited Company 69,784
1,336 Lockheed Martin Corporation 487,533
2,439 Manpower, Inc. 167,681
27,400 Marubeni Corporation 124,462
15,100 Meritor, Inc.
h
298,980
2,331 Middleby Corporation
h
184,009
18,300 Mitsubishi Corporation 386,711
2,800 Mitsuboshi Belting, Ltd. 43,862
32,200 Mitsui & Company, Ltd. 477,095
1,442 NAPCO Security Technologies,
Inc.
h
33,728
9,755 National Express Group plc 22,705
200 Nidec Corporation 13,474
9,500 Nitto Kogyo Corporation 170,691
5,470 Nobina AB
h,i
32,781
1,084 Norfolk Southern Corporation 190,318
202 Northrop Grumman Corporation 62,103
2,590 Old Dominion Freight Line, Inc. 439,238
3,949 Otis Worldwide Corporation 224,540
14,713 PageGroup plc 69,089
3,257 Parker-Hannifin Corporation 596,910
2,916 Patrick Industries, Inc. 178,605
9,962 Primoris Services Corporation 176,925
9,022 Raven Industries, Inc. 194,063
7,899 Raytheon Technologies
Corporation 486,736
3,600 Recruit Holdings Company, Ltd. 123,805
3,906 Redde Northgate plc 8,031
30,039 RELX plc 695,273
4,654 Ritchie Brothers Auctioneers, Inc. 190,116
2,537 Rockwell Automation, Inc. 540,381
1,731 Saia, Inc.
h
192,453
6,959 Sandvik AB
h
131,008
200 Sanwa Holdings Corporation 1,797
6,704 Schneider Electric SE 745,728

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
20
Shares Common Stock (45.6%) Value
Industrials (5.8%) - continued
10,769 Signify NV
h,i
$ 276,869
13,265 SKF AB 247,970
131,400 Sojitz Corporation 287,199
16,890 Southwest Airlines Company 577,300
1,446 Spirax-Sarco Engineering plc 178,016
4,872 Spirit Airlines, Inc.
h,j
86,722
19,900 Sumitomo Corporation 228,879
900 Taikisha, Ltd. 24,945
463 Teledyne Technologies, Inc.
h
143,970
2,600 Toppan Forms Company, Ltd. 25,820
2,814 Transcontinental, Inc. 31,299
2,500 Tsubakimoto Chain Company 60,946
1,650 Tutor Perini Corporation
h
20,097
736 Union Pacific Corporation 124,436
5,064 United Rentals, Inc.
h
754,739
1,019 Valmont Industries, Inc. 115,779
1,643 Verisk Analytics, Inc. 279,639
2,153 Vinci SA 199,632
2,153 Vinci SA Rights
e,h,j
147
1,600 Yuasa Trading Company, Ltd. 43,252
Total 23,570,648
Information Technology (10.1%)
3,221 Accenture plc 691,613
1,867 Adobe, Inc.
h
812,724
2,142 Advanced Energy Industries, Inc.
h
145,206
25,679 Advanced Micro Devices, Inc.
h
1,350,972
800 Advantest Corporation 45,656
6,500 Agilysys, Inc.
h
116,610
6,813 Akamai Technologies, Inc.
h
729,604
5,754 Alliance Data Systems Corporation 259,620
4,832 Amadeus IT Holding SA 253,689
4,939 Amphenol Corporation 473,206
2,294 ANSYS, Inc.
h
669,229
13,142 Apple, Inc. 4,794,202
235 ASM International NV 36,177
1,973 ASML Holding NV 721,746
3,901 Automatic Data Processing, Inc. 580,820
100 Azbil Corporation 3,056
5,588 BE Semiconductor Industries NV 247,769
2,352 Blackline, Inc.
h
195,004
1,350 Broadcom, Ltd. 426,074
1,158 Broadridge Financial Solutions,
Inc. 146,128
3,900 Canon, Inc. 77,797
1,425 CDW Corporation 165,557
12,259 CGI, Inc.
h
772,328
15,959 Change Healthcare, Inc.
h
178,741
13,084 Ciena Corporation
h
708,629
39,337 Cisco Systems, Inc. 1,834,678
4,575 Computer Services, Inc. 244,763
14,638 Computershare, Ltd. 135,540
100 Cybozu, Inc. 3,138
1,131 Dialog Semiconductor plc
h
51,696
4,387 Dolby Laboratories, Inc. 288,972
268 Euronet Worldwide, Inc.
h
25,680
3,400 Fuji Soft, Inc. 134,948
200 Fujitsu, Ltd. 23,417
933 Gartner, Inc.
h
113,201
100 GMO Payment Gateway, Inc. 10,459
25,807 Halma plc 735,244
1,500 Hoya Corporation 143,639
643 Infineon Technologies AG 15,067
5,464 Intel Corporation 326,911
Shares Common Stock (45.6%) Value
Information Technology (10.1%) - continued
1,188 International Business Machines
Corporation $ 143,475
2,533 Intuit, Inc. 750,249
372 Jack Henry & Associates, Inc. 68,459
700 Keyence Corporation 293,343
2,136 KLA-Tencor Corporation 415,409
362 Lam Research Corporation 117,093
600 Lasertec Corporation 56,718
5,704 Lattice Semiconductor
Corporation
h
161,937
1,032 Littelfuse, Inc. 176,090
2,699 Lumentum Holdings, Inc.
h
219,780
5,412 MasterCard, Inc. 1,600,328
3,023 Microchip Technology, Inc. 318,352
11,353 Micron Technology, Inc.
h
584,907
28,520 Microsoft Corporation 5,804,105
427 Monolithic Power Systems, Inc. 101,199
312 Motorola Solutions, Inc. 43,721
500 Murata Manufacturing Company,
Ltd. 29,474
7,228 National Instruments Corporation 279,796
13,600 NEC Networks & System
Integration Corporation 278,218
1,600 Nice, Ltd. ADR
h
302,784
35,365 Nuance Communications, Inc.
h
894,911
1,958 NVIDIA Corporation 743,864
100 OBIC Company, Ltd. 17,624
1,430 ON Semiconductor Corporation
h
28,343
4,642 Oracle Corporation 256,563
600 Oracle Corporation Japan 71,168
500 Otsuka Corporation 26,408
1,353 Paychex, Inc. 102,490
2,869 PayPal Holdings, Inc.
h
499,866
3,336 Plexus Corporation
h
235,388
3,749 QUALCOMM, Inc. 341,946
1,700 Ryoyo Electro Corporation 46,099
12,064 Sabre Corporation 97,236
9,826 SailPoint Technologies Holdings,
Inc.
h
260,094
1,088 Salesforce.com, Inc.
h
203,815
406 Samsung Electronics Company,
Ltd. GDR 443,845
341 SAP SE 47,668
2,181 ServiceNow, Inc.
h
883,436
3,431 Square, Inc.
h
360,049
1,893 Synopsys, Inc.
h
369,135
4,177 TE Connectivity, Ltd. 340,634
9,222 Teradyne, Inc. 779,351
11,169 Texas Instruments, Inc. 1,418,128
800 Tokyo Electron, Ltd. 197,395
683 VeriSign, Inc.
h
141,265
6,109 Virtusa Corporation
h
198,359
6,660 Visa, Inc. 1,286,512
1,470 VMware, Inc.
h,j
227,644
Total 40,954,183
Materials (2.0%)
8,300 Air Water, Inc. 117,270
1,809 Anglo American plc 41,703
10,620 Axalta Coating Systems, Ltd.
h
239,481
6,288 Ball Corporation 436,953
4,530 Boise Cascade Company 170,373
11,022 CF Industries Holdings, Inc. 310,159
2,269 Croda International plc 147,373
6,253 Eastman Chemical Company 435,459

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
21
Shares Common Stock (45.6%) Value
Materials (2.0%) - continued
3,216 Ecolab, Inc. $ 639,823
19,427 Element Solutions, Inc.
h
210,783
89 EMS-CHEMIE Holding AG 69,144
280 Eramet SA
h
10,098
46 Givaudan SA 171,947
9,221 Granges AB
h
73,515
14,275 Hexpol AB
h
106,519
5,983 Hochschild Mining plc 14,458
667 Holmen AB 21,423
16,640 IAMGOLD Corporation
h
65,728
251 IMCD NV
h
23,669
44,621 Ivanhoe Mines, Ltd.
h
126,540
5,172 Koninklijke DSM NV 717,963
7,500 Kyoei Steel, Ltd. 90,490
1,000 Lintec Corporation 23,833
16,079 Louisiana-Pacific Corporation 412,426
975 MAG Silver Corporation
h
13,760
19,600 Nippon Steel Corporation 185,209
100 Nippon Steel Trading Corporation 3,160
2,647 Northern Star Resources, Ltd. 24,964
5,899 Nucor Corporation 244,278
3,330 PPG Industries, Inc. 353,180
14,563 Ramelius Resources, Ltd. 20,441
184 Rio Tinto plc 10,355
2,398 Rio Tinto, Ltd. 164,199
22,087 Sandfire Resources, Ltd. 78,378
507 Sherwin-Williams Company 292,970
400 Shin-Etsu Chemical Company, Ltd. 46,945
1,520 Sika AG 293,014
10,377 Steel Dynamics, Inc. 270,736
20,800 Sumitomo Chemical Company,
Ltd. 62,583
1,260 Symrise AG 147,226
1,300 Taiyo Holdings Company, Ltd. 60,033
5,500 Toagosei Company, Ltd. 54,021
39,800 Toray Industries, Inc. 187,857
3,700 Ube Industries, Ltd. 63,768
2,976 UFP Technologies, Inc.
h
131,123
2,558 United States Lime & Minerals, Inc. 215,998
11,115 UPM-Kymmene Oyj 321,941
10,156 Verso Corporation 121,466
Total 8,044,735
Real Estate (2.0%)
1,673 Agree Realty Corporation 109,933
2,465 Alexandria Real Estate Equities,
Inc. 399,946
4,760 Allied Properties REIT 143,613
4,997 Alstria Office REIT AG
h
74,371
11,007 American Campus Communities,
Inc. 384,805
1,348 American Tower Corporation 348,512
91,904 Ascendas REIT 210,866
13,100 Ascott Trust 9,506
1,503 AvalonBay Communities, Inc. 232,424
4,008 Camden Property Trust 365,610
6,701 Castellum AB 125,563
3,846 Choice Properties REIT 36,092
189 Cofinimmo SA 26,064
3,330 Colliers International Group, Inc.
j
190,842
525 CoreSite Realty Corporation 63,556
2,700 Daito Trust Construction Company,
Ltd. 248,836
1,970 Digital Realty Trust, Inc. 279,957
7,361 Douglas Emmett, Inc. 225,688
Shares Common Stock (45.6%) Value
Real Estate (2.0%) - continued
10,160 Duke Realty Corporation $ 359,562
629 EastGroup Properties, Inc. 74,606
1,997 Entra ASA
i
25,599
10,078 Equity Residential 592,788
3,842 Essential Properties Realty Trust,
Inc. 57,015
970 Essex Property Trust, Inc. 222,295
2,831 First Industrial Realty Trust, Inc. 108,824
390 Four Corners Property Trust, Inc. 9,516
247 Getty Realty Corporation 7,331
6,961 Granite REIT 359,228
29,336 Host Hotels & Resorts, Inc. 316,535
15,000 Hysan Development Company,
Ltd. 48,424
1,785 iSTAR Financial, Inc. 21,991
171 Japan Hotel REIT Investment
Corporation 70,933
1,250 Kilroy Realty Corporation 73,375
1,372 Kungsleden AB 10,268
3,517 Lexington Realty Trust 37,104
25,800 Mapletree Commercial Trust 36,099
7,792 National Storage Affiliates Trust 223,319
2 Nomura Real Estate Master Fund,
Inc. 2,395
690 Plymouth Industrial REIT, Inc. 8,832
4,798 PSP Swiss Property AG 540,427
9,507 Quebecor, Inc. 204,272
3,609 Rayonier, Inc. REIT 89,467
2,619 RioCan REIT 29,632
19,000 Road King Infrastructure, Ltd. 25,837
25,907 Sunstone Hotel Investors, Inc. 211,142
1,902 Swiss Prime Site AG 176,440
15,470 TAG Immobilien AG 369,484
2,053 Terreno Realty Corporation 108,070
4,548 UDR, Inc. 170,004
41,100 Wing Tai Holdings, Ltd. 52,956
Total 8,119,954
Utilities (0.8%)
3,830 AGL Energy, Ltd. 45,309
5,272 Alliant Energy Corporation 252,212
448 Avista Corporation 16,303
774 Black Hills Corporation 43,855
14,573 CenterPoint Energy, Inc. 272,078
4,415 CMS Energy Corporation 257,924
3,280 Duke Energy Corporation 262,039
9,900 Enagas SA 242,188
3,143 Enel SPA 27,182
6,702 Entergy Corporation 628,715
5,726 Exelon Corporation 207,796
9,380 FirstEnergy Corporation 363,756
161 MGE Energy, Inc. 10,386
2,529 Northland Power, Inc. 63,299
1,882 NorthWestern Corporation 102,607
3,115 PNM Resources, Inc. 119,741
2,465 Portland General Electric
Company 103,062
1,508 Spire, Inc. 99,091
262 Unitil Corporation 11,743

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
22
Shares Common Stock (45.6%) Value
Utilities (0.8%) - continued
309 Verbund AG $ 13,878
Total 3,143,164
Total Common Stock
(cost $168,444,755) 185,677,672
Principal
Amount Long-Term Fixed Income ( 25.3% ) Value
Asset-Backed Securities (2.0%)
Babson CLO, Ltd.
300,000
4.035%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,i
272,343
Benefit Street Partners CLO IV, Ltd.
300,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
291,661
Business Jet Securities, LLC
348,645
4.447%,  6/15/2033, Ser.
2018-2, Class A
i
345,930
Cent CLO, LP
850,000
3.291%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
821,945
College Ave Student Loans, LLC
203,353
1.835%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,i
201,760
Foundation Finance Trust
142,509
3.300%,  7/15/2033, Ser.
2017-1A, Class A
i
143,682
Harley Marine Financing, LLC
442,687
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
395,110
Madison Park Funding XIV, Ltd.
500,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
476,936
OHA Credit Funding 1, Ltd.
390,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,i
379,614
OZLM Funding II, Ltd.
785,000
2.260%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,i
760,553
OZLM IX, Ltd.
425,000
2.685%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
413,284
Palmer Square Loan Funding, Ltd.
300,000
3.385%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,i
296,547
Park Avenue Institutional Advisers
CLO, Ltd.
800,000
2.635%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,i
790,310
Pretium Mortgage Credit Partners,
LLC
463,928
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
i,k
460,005
Principal
Amount Long-Term Fixed Income (25.3%) Value
Asset-Backed Securities (2.0%) - continued
Riserva CLO, Ltd.
$ 350,000
2.835%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,i
$ 339,616
Sound Point CLO X, Ltd.
400,000
3.835%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,i
362,030
Sound Point CLO XXI, Ltd.
800,000
2.441%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
769,176
THL Credit Wind River CLO, Ltd.
350,000
4.069%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,i
319,542
Vericrest Opportunity Loan
Transferee
409,645
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
i,k
409,793
Total 8,249,837
Basic Materials (0.5%)
Air Products and Chemicals, Inc.
17,000 1.500%,  10/15/2025 17,579
Anglo American Capital plc
86,000 4.125%,  9/27/2022
i
89,668
BHP Billiton Finance USA, Ltd.
144,000 6.750%,  10/19/2075
b,i
165,960
BWAY Holding Company
90,000 5.500%,  4/15/2024
i
88,397
Cleveland-Cliffs, Inc.
60,000 5.750%,  3/1/2025 51,078
50,000 9.875%,  10/17/2025
i
52,447
EI du Pont de Nemours &
Company
34,000 1.700%,  7/15/2025 35,104
First Quantum Minerals, Ltd.
110,000 7.500%,  4/1/2025
i
105,325
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 87,300
90,000 4.250%,  3/1/2030 87,300
Kinross Gold Corporation
44,000 5.125%,  9/1/2021 45,219
Krayton Polymers, LLC
120,000 7.000%,  4/15/2025
i
120,600
Methanex Corporation
130,000 5.250%,  12/15/2029 114,397
Mosaic Company
15,000 3.250%,  11/15/2022 15,354
Norbord, Inc.
130,000 5.750%,  7/15/2027
i
132,600
Novelis Corporation
150,000 5.875%,  9/30/2026
i
149,646
40,000 4.750%,  1/30/2030
i
38,200
Nucor Corporation
17,000 2.000%,  6/1/2025 17,650
Olin Corporation
150,000 5.125%,  9/15/2027 140,250

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
23
Principal
Amount Long-Term Fixed Income (25.3%) Value
Basic Materials (0.5%) - continued
Peabody Securities Finance
Corporation
$ 110,000 6.375%,  3/31/2025
i
$ 58,300
Steel Dynamics, Inc.
21,000 2.400%,  6/15/2025 21,629
Syngenta Finance NV
71,000 3.933%,  4/23/2021
i
71,691
Tronox Finance plc
130,000 5.750%,  10/1/2025
i
120,250
Xstrata Finance Canada, Ltd.
66,000 4.950%,  11/15/2021
i
68,883
Total 1,894,827
Capital Goods (1.1%)
AECOM
200,000 5.125%,  3/15/2027 215,000
Aerojet Rocketdyne Holdings, Inc.,
Convertible
103,000 2.250%,  12/15/2023 164,838
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
i
154,687
Ardagh Packaging Finance plc
62,000 6.000%,  2/15/2025
i,j
63,473
Building Materials Corporation of
America
245,000 6.000%,  10/15/2025
i
252,171
Caterpillar Financial Services
Corporation
53,000 1.900%,  9/6/2022 54,686
48,000 1.950%,  11/18/2022 49,663
35,000 1.450%,  5/15/2025 35,937
Chart Industries, Inc., Convertible
117,000 1.000%,  11/15/2024
i
123,050
Cintas Corporation No. 2
64,000 2.900%,  4/1/2022 66,518
CNH Industrial Capital, LLC
64,000 4.875%,  4/1/2021 65,664
20,000 1.950%,  7/2/2023
d
20,135
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 121,512
Crown Americas Capital
Corporation IV
190,000 4.500%,  1/15/2023 193,800
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 58,500
Fortive Corporation, Convertible
134,000 0.875%,  2/15/2022 131,614
General Electric Company
260,000 5.000%,  1/21/2021
b,l
204,126
H&E Equipment Services, Inc.
135,000 5.625%,  9/1/2025 136,322
Honeywell International, Inc.
35,000 1.350%,  6/1/2025 35,941
Huntington Ingalls Industries, Inc.
31,000 3.844%,  5/1/2025
i
33,661
John Deere Capital Corporation
47,000 1.200%,  4/6/2023 47,864
48,000 2.050%,  1/9/2025 50,720
KBR, Inc., Convertible
270,000 2.500%,  11/1/2023 303,279
Principal
Amount Long-Term Fixed Income (25.3%) Value
Capital Goods (1.1%) - continued
Otis Worldwide Corporation
$ 47,000 2.056%,  4/5/2025
i
$ 49,255
Owens-Brockway Glass Container,
Inc.
36,000 5.000%,  1/15/2022
i
36,000
PACCAR Financial Corporation
33,000 2.650%,  4/6/2023 34,828
Parker-Hannifin Corporation
70,000 2.700%,  6/14/2024 74,515
Patrick Industries, Inc., Convertible
78,000 1.000%,  2/1/2023 77,960
Raytheon Technologies
Corporation
41,000 2.800%,  3/15/2022
i
42,294
Republic Services, Inc.
34,000 2.500%,  8/15/2024 36,166
Reynolds Group Issuer, Inc.
240,000 5.125%,  7/15/2023
i
242,825
Roper Technologies, Inc.
33,000 2.350%,  9/15/2024 34,781
Spirit AeroSystems, Inc.
70,000 7.500%,  4/15/2025
i
69,037
Textron Financial Corporation
500,000
2.127%,  (LIBOR 3M +
1.735%), 2/15/2042
b,i
312,500
TransDigm, Inc.
50,000 6.250%,  3/15/2026
i
49,969
180,000 5.500%,  11/15/2027 157,129
TTM Technologies, Inc.,
Convertible
114,000 1.750%,  12/15/2020 143,070
Tutor Perini Corporation,
Convertible
30,000 2.875%,  6/15/2021 28,263
United Rentals North America, Inc.
250,000 4.000%,  7/15/2030 241,807
United Technologies Corporation
78,000 3.950%,  8/16/2025 89,059
Waste Management, Inc.
35,000 2.950%,  6/15/2024 35,831
WESCO Distribution, Inc.
40,000 7.250%,  6/15/2028
i
42,183
WW Grainger, Inc.
30,000 1.850%,  2/15/2025 31,355
Total 4,411,988
Collateralized Mortgage Obligations (4.7%)
Antler Mortgage Trust
400,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
i
400,581
1,129,267
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
i
1,131,657
Banc of America Alternative Loan
Trust
229,991
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 202,620
Banc of America Mortgage
Securities Trust
253,612
3.967%,  9/25/2035, Ser.
2005-H, Class 3A1
b
230,636

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
24
Principal
Amount Long-Term Fixed Income (25.3%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
$ 56,273
4.114%,  9/25/2035, Ser.
2005-H, Class 2A1
b
$ 50,967
Bear Stearns Adjustable Rate
Mortgage Trust
77,700
3.600%,  1/25/2034, Ser.
2003-8, Class 5A
b
73,002
Bellemeade Re, Ltd.
298,691
1.785%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
295,670
150,000
2.845%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,e,i
150,000
300,000
3.595%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,e,i
300,000
Bunker Hill Loan Depository Trust
150,000
2.600%,  2/25/2055, Ser.
2020-1
b,d,i
149,994
CHL Mortgage Pass-Through Trust
251,785
3.424%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
208,789
122,581
3.504%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
118,883
412,511
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 328,510
CIM Trust
273,103
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
287,487
Citigroup Mortgage Loan Trust,
Inc.
328,279
3.973%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
306,782
Countrywide Alternative Loan Trust
276,417
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 149,802
Countrywide Home Loan
Mortgage Pass Through Trust
147,730
3.559%,  11/25/2035, Ser.
2005-22, Class 2A1
b
132,046
Credit Suisse First Boston
Mortgage Securities Corporation
103,973
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 105,212
Credit Suisse Mortgage Capital
Certificates
120,703
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,k
120,813
281,496
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,i
285,569
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
210,059
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 215,515
152,021
2.998%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
140,174
Eagle Re, Ltd.
300,782
1.985%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,i
298,296
Principal
Amount Long-Term Fixed Income (25.3%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Federal Home Loan Mortgage
Corporation
$ 878,192
3.500%,  8/15/2035, Ser.
345, Class C8
m
$ 96,747
Federal Home Loan Mortgage
Corporation - REMIC
794,944
3.000%,  5/15/2027, Ser.
4046, Class GI
m
46,871
812,437
3.500%,  10/15/2032, Ser.
4119, Class KI
m
100,178
908,638
3.000%,  4/15/2033, Ser.
4203, Class DI
m
68,932
Federal National Mortgage
Association - REMIC
1,007,860
3.000%,  7/25/2027, Ser.
2012-73, Class DI
m
58,532
809,046
3.000%,  7/25/2027, Ser.
2012-74, Class AI
m
42,013
1,614,951
3.000%,  8/25/2027, Ser.
2012-95, Class HI
m
83,327
1,874,496
3.000%,  11/25/2027, Ser.
2012-121, Class BI
m
121,272
1,153,405
3.000%,  12/25/2027, Ser.
2012-139, Class DI
m
64,251
575,336
2.500%,  1/25/2028, Ser.
2012-152, Class AI
m
32,366
1,529,848
3.000%,  1/25/2028, Ser.
2012-147, Class EI
m
87,335
653,637
3.000%,  2/25/2028, Ser.
2013-2, Class GI
m
41,952
2,336,663
3.000%,  3/25/2028, Ser.
2013-18, Class IL
m
135,368
598,062
2.500%,  6/25/2028, Ser.
2013-87, Class IW
m
35,506
919,220
3.000%,  11/25/2031, Ser.
2013-69, Class IO
m
46,899
586,156
3.000%,  2/25/2033, Ser.
2013-1, Class YI
m
63,571
Genworth Mortgage Insurance
Corporation
175,000
2.085%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,i
170,439
GMAC Mortgage Corporation
Loan Trust
99,630
3.574%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
92,360
39,370
0.685%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,n
40,854
GMACM Mortgage Loan Trust
70,568
3.985%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
65,053
GSAA Home Equity Trust
76,740
4.549%,  8/25/2034, Ser.
2004-10, Class M2
k
81,177
IndyMac INDA Mortgage Loan
Trust
752,619
3.795%,  8/25/2036, Ser.
2006-AR1, Class A1
b
689,798

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
25
Principal
Amount Long-Term Fixed Income (25.3%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
IndyMac INDX Mortgage Loan
Trust
$ 494,560
0.395%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
$ 434,710
IndyMac Seconds Asset-Backed
Trust
155,081
0.525%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,n
82,716
J.P. Morgan Alternative Loan Trust
372,985
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 302,908
Legacy Mortgage Asset Trust
380,772
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
i
386,753
298,032
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,k
299,090
Master Asset Securitization Trust
482,252
0.685%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
135,396
Merrill Lynch Mortgage Investors
Trust
278,816
3.860%,  6/25/2035, Ser.
2005-A5, Class M1
b
145,882
Preston Ridge Partners Mortgage
Trust, LLC
121,590
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,k
122,110
403,203
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
i,k
406,287
378,147
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
375,165
222,440
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,i
218,031
Pretium Mortgage Credit Partners,
LLC
422,727
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
i,k
418,323
Radnor RE, Ltd.
525,000
2.885%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,i
493,919
RCO Mortgage, LLC
204,293
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,k
203,904
432,446
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,i
436,198
Renaissance Home Equity Loan
Trust
535,303
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
k
248,968
Residential Accredit Loans, Inc.
Trust
168,190
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 167,576
168,062
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 164,478
138,601
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 123,778
Principal
Amount Long-Term Fixed Income (25.3%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
Residential Asset Securitization
Trust
$ 190,799
3.048%,  1/25/2034, Ser.
2004-IP1, Class A1
b
$ 181,847
292,514
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 305,934
Residential Funding Mortgage
Security I Trust
262,803
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 241,840
Silver Hill Trust
230,190
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
233,897
Stanwich Mortgage Loan Trust
153,515
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
i,k
154,083
Starwood Mortgage Residential
Trust
301,007
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,i
310,458
250,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,i
249,773
Structured Adjustable Rate
Mortgage Loan Trust
94,087
4.085%,  7/25/2035, Ser.
2005-15, Class 4A1
b
82,560
184,220
3.922%,  9/25/2035, Ser.
2005-18, Class 1A1
b
145,231
Structured Asset Mortgage
Investments, Inc.
347,552
0.495%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
316,690
Toorak Mortgage Corporation
500,000
4.336%,  8/25/2021, Ser.
2018-1, Class A1
i,k
500,185
500,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,k
501,241
300,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,k
293,427
Vericrest Opportunity Loan
Transferee
190,684
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
i,k
188,024
250,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
i,k
240,404
162,485
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
i,k
162,517
900,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
i,k
866,606
103,392
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
i,k
103,117
Verus Securitization Trust
271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
269,887
Wachovia Asset Securitization, Inc.
235,747
0.325%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,i,n
203,954

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
26
Principal
Amount Long-Term Fixed Income (25.3%) Value
Collateralized Mortgage Obligations (4.7%) -
continued
WaMu Mortgage Pass Through
Certificates
$ 274,603
2.384%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
$ 240,541
Wells Fargo Home Equity Trust
194,767
0.685%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
186,897
Total 19,093,111
Commercial Mortgage-Backed Securities (0.1%)
Federal National Mortgage
Association - ACES
4,981,667
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,m
540,703
Total 540,703
Communications Services (1.9%)
AMC Networks, Inc.
140,000 5.000%,  4/1/2024 138,600
American Tower Corporation
30,000 3.450%,  9/15/2021 31,038
50,000 3.375%,  5/15/2024 54,254
41,000 2.950%,  1/15/2025 44,574
AT&T, Inc.
140,000 4.450%,  4/1/2024 156,845
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
i
129,531
110,000 5.125%,  5/1/2027
i
113,806
60,000 4.500%,  8/15/2030
i
61,230
CCOH Safari, LLC
235,000 5.750%,  2/15/2026
i
243,070
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 55,321
37,000 4.908%,  7/23/2025 42,429
Clear Channel Worldwide
Holdings, Inc.
110,000 5.125%,  8/15/2027
i
105,600
Comcast Corporation
39,000 3.700%,  4/15/2024 43,279
39,000 3.950%,  10/15/2025 44,692
Cox Communications, Inc.
51,000 2.950%,  6/30/2023
i
53,728
Crown Castle International
Corporation
35,000 3.400%,  2/15/2021 35,549
32,000 4.450%,  2/15/2026 36,681
CSC Holdings, LLC
200,000 5.500%,  5/15/2026
i
205,274
70,000 4.125%,  12/1/2030
i
69,392
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
i
35,450
Discovery Communications, LLC
45,000 2.950%,  3/20/2023 47,276
DISH Network Corporation,
Convertible
461,000 3.375%,  8/15/2026 423,481
Principal
Amount Long-Term Fixed Income (25.3%) Value
Communications Services (1.9%) - continued
Embarq Corporation
$ 110,000 7.995%,  6/1/2036 $ 123,530
Fox Corporation
76,000 4.030%,  1/25/2024 84,242
Front Range BidCo, Inc.
160,000 4.000%,  3/1/2027
i
151,850
GCI Liberty, Inc., Convertible
679,000 1.750%,  9/30/2046
i
949,226
Gray Escrow, Inc.
110,000 7.000%,  5/15/2027
i,j
112,750
iHeartCommunications, Inc.
130,000 4.750%,  1/15/2028
i
119,925
Lamar Media Corporation
80,000 3.750%,  2/15/2028
i
75,424
Level 3 Financing, Inc.
100,000 5.250%,  3/15/2026 103,035
90,000 4.625%,  9/15/2027
i
90,675
120,000 4.250%,  7/1/2028
i
119,842
Liberty Interactive, LLC,
Convertible
118,000 3.500%,  1/15/2031 86,954
Liberty Media Corporation,
Convertible
97,000 1.000%,  1/30/2023 105,181
Moody's Corporation
44,000 2.750%,  12/15/2021 45,281
Neptune Finco Corporation
100,000 10.875%,  10/15/2025
i
107,500
Netflix, Inc.
200,000 4.875%,  4/15/2028 213,854
Nexstar Escrow Corporation
74,000 5.625%,  8/1/2024
i
74,555
100,000 5.625%,  7/15/2027
i
100,006
SFR Group SA
150,000 7.375%,  5/1/2026
i
156,591
Sirius XM Radio, Inc.
220,000 5.000%,  8/1/2027
i
225,680
60,000 4.125%,  7/1/2030
i
59,188
Sprint Corporation
220,000 7.250%,  9/15/2021 230,637
230,000 7.625%,  2/15/2025 265,362
Telesat Canada / Telesat, LLC
170,000 4.875%,  6/1/2027
i
166,600
T-Mobile USA, Inc.
52,000 3.500%,  4/15/2025
i
56,681
340,000 4.500%,  2/1/2026 344,066
Twitter, Inc., Convertible
309,000 0.250%,  6/15/2024 291,091
Univision Communications, Inc.
70,000 6.625%,  6/1/2027
i
66,850
VeriSign, Inc.
130,000 4.750%,  7/15/2027 136,564
Verizon Communications, Inc.
102,000 2.946%,  3/15/2022 106,386
81,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
81,987
Viacom, Inc.
65,000 4.250%,  9/1/2023 70,704
44,000 5.875%,  2/28/2057
b
43,362

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
27
Principal
Amount Long-Term Fixed Income (25.3%) Value
Communications Services (1.9%) - continued
Virgin Media Secured Finance plc
$ 200,000 5.500%,  8/15/2026
i
$ 204,588
Vodafone Group plc
52,000 3.750%,  1/16/2024 56,790
Walt Disney Company
36,000 1.750%,  1/13/2026 37,038
Windstream Services, LLC
100,000 8.625%,  10/31/2025
f,i
60,000
Ziggo BV
110,000 5.500%,  1/15/2027
i
111,792
Total 7,606,887
Consumer Cyclical (1.6%)
1011778 B.C., ULC
240,000 4.375%,  1/15/2028
i
235,246
Allison Transmission, Inc.
165,000 5.000%,  10/1/2024
i
164,587
Amazon.com, Inc.
34,000 0.800%,  6/3/2025 34,194
American Honda Finance
Corporation
52,000 2.050%,  1/10/2023 53,769
BMW Finance NV
34,000 2.250%,  8/12/2022
i
35,080
Booking Holdings, Inc.,
Convertible
40,000 0.900%,  9/15/2021 42,499
Brookfield Property REIT, Inc.
40,000 5.750%,  5/15/2026
i
33,800
Brookfield Residential Properties,
Inc.
240,000 6.250%,  9/15/2027
i
229,514
Burlington Stores, Inc., Convertible
189,000 2.250%,  4/15/2025
i
214,789
Carnival Corporation, Convertible
107,000 5.750%,  4/1/2023
i
172,263
Cedar Fair, LP
90,000 5.250%,  7/15/2029
i
81,371
Colt Merger Sub, Inc.
100,000 6.250%,  7/1/2025
d,i
99,220
D.R. Horton, Inc.
60,000 2.550%,  12/1/2020 60,428
16,000 2.600%,  10/15/2025 16,818
Daimler Finance North America,
LLC
32,000 2.550%,  8/15/2022
i
32,823
Dana, Inc.
100,000 5.625%,  6/15/2028 99,269
Dick's Sporting Goods, Inc.,
Convertible
250,000 3.250%,  4/15/2025
i
346,041
Ford Motor Company
40,000 9.000%,  4/22/2025 43,250
20,000 9.625%,  4/22/2030 23,686
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 228,852
250,000 4.134%,  8/4/2025 237,113
General Motors Company
46,000 5.400%,  10/2/2023 49,831
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Cyclical (1.6%) - continued
General Motors Financial
Company, Inc.
$ 64,000 4.375%,  9/25/2021 $ 65,731
36,000 4.200%,  11/6/2021 36,920
43,000 3.150%,  6/30/2022 43,749
68,000 3.950%,  4/13/2024 70,346
48,000 2.900%,  2/26/2025 47,809
35,000 2.750%,  6/20/2025 34,491
Hanesbrands, Inc.
170,000 4.875%,  5/15/2026
i
171,275
Harley-Davidson Financial
Services, Inc.
52,000 4.050%,  2/4/2022
i
53,599
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
i
60,129
Hilton Domestic Operating
Company, Inc.
220,000 4.875%,  1/15/2030 216,700
Home Depot, Inc.
31,000 3.750%,  2/15/2024 34,291
Hyundai Capital America
52,000 3.000%,  6/20/2022
i
52,988
International Game Technology plc
110,000 5.250%,  1/15/2029
i
106,975
KB Home
80,000 4.800%,  11/15/2029 78,600
Kohl's Corporation
45,000 9.500%,  5/15/2025 51,304
Landry's, Inc.
120,000 6.750%,  10/15/2024
i
86,250
Lennar Corporation
65,000 2.950%,  11/29/2020 65,072
20,000 4.125%,  1/15/2022 20,250
48,000 4.875%,  12/15/2023 50,640
265,000 4.500%,  4/30/2024 275,544
14,000 5.875%,  11/15/2024 15,299
Live Nation Entertainment, Inc.,
Convertible
238,000 2.500%,  3/15/2023 241,421
Lowe's Companies, Inc.
31,000 4.000%,  4/15/2025 35,373
Marriott Vacations Worldwide
Corporation, Convertible
45,000 1.500%,  9/15/2022 41,434
Mattamy Group Corporation
200,000 5.250%,  12/15/2027
i
199,000
McDonald's Corporation
70,000 3.350%,  4/1/2023 75,024
MGM Resorts International
60,000 6.000%,  3/15/2023 60,600
122,000 5.750%,  6/15/2025 120,630
Penn National Gaming, Inc.,
Convertible
53,000 2.750%,  5/15/2026 79,388
Prime Security Services Borrower,
LLC
235,000 5.750%,  4/15/2026
i
243,519
Ralph Lauren Corporation
34,000 1.700%,  6/15/2022 34,592
Royal Caribbean Cruises, Ltd.
50,000 9.125%,  6/15/2023
i
49,600

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
28
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Cyclical (1.6%) - continued
Royal Caribbean Cruises, Ltd.,
Convertible
$ 189,000 4.250%,  6/15/2023
i
$ 175,770
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
i
101,559
ServiceMaster Company, LLC
220,000 5.125%,  11/15/2024
i
223,025
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
i
62,563
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
i
51,688
Staples, Inc.
130,000 7.500%,  4/15/2026
i
102,148
Target Corporation
31,000 2.250%,  4/15/2025 33,161
TJX Companies, Inc.
31,000 3.500%,  4/15/2025 34,491
Under Armour, Inc., Convertible
40,000 1.500%,  6/1/2024
i
45,264
VF Corporation
35,000 2.050%,  4/23/2022 35,930
Volkswagen Group of America
Finance, LLC
62,000 4.250%,  11/13/2023
i
67,847
17,000 3.350%,  5/13/2025
i
18,253
Yum! Brands, Inc.
160,000 4.750%,  1/15/2030
i
162,400
Total 6,467,085
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
64,000 2.550%,  3/15/2022 66,386
46,000 3.400%,  11/30/2023 50,187
AbbVie, Inc.
44,000 2.900%,  11/6/2022 46,162
68,000 2.300%,  11/21/2022
i
70,291
35,000 2.800%,  3/15/2023
i
36,319
104,000 3.600%,  5/14/2025 115,478
Albertson's Companies, Inc.
180,000 6.625%,  6/15/2024 184,500
50,000 4.875%,  2/15/2030
i
51,156
Altria Group, Inc.
47,000 3.800%,  2/14/2024 51,389
35,000 4.400%,  2/14/2026 40,256
Amgen, Inc.
47,000 1.900%,  2/21/2025 49,034
Anheuser-Busch Companies, LLC
35,000 3.650%,  2/1/2026 39,300
Anheuser-Busch InBev Finance,
Inc.
40,000 3.300%,  2/1/2023 42,305
Anheuser-Busch InBev Worldwide,
Inc.
56,000 4.150%,  1/23/2025 63,544
Anthem, Inc.
50,000 2.375%,  1/15/2025 52,989
Aramark Services, Inc.
90,000 6.375%,  5/1/2025
i
92,937
BAT Capital Corporation
44,000 2.764%,  8/15/2022 45,569
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Non-Cyclical (1.8%) - continued
$ 56,000 3.222%,  8/15/2024 $ 60,006
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
i
103,000
30,000 5.000%,  1/30/2028
i
28,245
30,000 5.250%,  1/30/2030
i
28,462
Bayer U.S. Finance II, LLC
70,000 3.500%,  6/25/2021
i
71,713
Boston Scientific Corporation
70,000 3.450%,  3/1/2024 75,825
Bristol-Myers Squibb Company
56,000 3.625%,  5/15/2024
i
61,671
Bunge, Ltd. Finance Corporation
65,000 3.500%,  11/24/2020 65,614
Cardtronics, Inc., Convertible
207,000 1.000%,  12/1/2020 204,154
Cargill, Inc.
35,000 1.375%,  7/23/2023
i
35,604
Centene Corporation
220,000 4.750%,  1/15/2025 225,207
48,000 5.375%,  8/15/2026
i
49,930
40,000 4.250%,  12/15/2027 41,276
90,000 4.625%,  12/15/2029 95,289
Cigna Corporation
75,000 4.125%,  11/15/2025 86,215
Conagra Brands, Inc.
37,000 3.800%,  10/22/2021 38,453
37,000 4.300%,  5/1/2024 40,918
Constellation Brands, Inc.
70,000 4.250%,  5/1/2023 76,863
CVS Health Corporation
44,000 2.750%,  12/1/2022 45,920
129,000 3.700%,  3/9/2023 138,610
70,000 4.100%,  3/25/2025 79,129
DaVita, Inc.
110,000 4.625%,  6/1/2030
i
109,395
Diageo Capital plc
42,000 1.375%,  9/29/2025 42,729
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
i
51,437
Encompass Health Corporation
130,000 4.500%,  2/1/2028 124,686
Energizer Holdings, Inc.
160,000 6.375%,  7/15/2026
i
165,434
General Mills, Inc.
35,000 3.700%,  10/17/2023 38,081
35,000 3.650%,  2/15/2024 38,433
HCA, Inc.
320,000 5.375%,  2/1/2025 342,800
Illumina, Inc., Convertible
24,000 0.500%,  6/15/2021 35,700
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
i
35,311
JBS Investments II GmbH
70,000 5.750%,  1/15/2028
i
69,199
JBS USA, LLC
120,000 5.750%,  6/15/2025
i
121,500
240,000 5.500%,  1/15/2030
i
246,000
Kellogg Company
78,000 3.125%,  5/17/2022 81,279

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
29
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Non-Cyclical (1.8%) - continued
Keurig Dr Pepper, Inc.
$ 82,000 3.551%,  5/25/2021 $ 84,279
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 126,399
Kraft Heinz Foods Company
120,000 4.625%,  1/30/2029 129,334
180,000 3.750%,  4/1/2030
i
185,820
Kroger Company
43,000 2.800%,  8/1/2022 44,900
Medtronic, Inc.
15,000 3.500%,  3/15/2025 16,912
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
i
90,225
Mondelez International Holdings
Netherlands BV
65,000 2.000%,  10/28/2021
i
66,149
Mondelez International, Inc.
16,000 2.125%,  4/13/2023 16,572
Mylan NV
41,000 3.150%,  6/15/2021 41,857
Mylan, Inc.
34,000 4.200%,  11/29/2023 37,135
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 31,372
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
i
112,882
PepsiCo, Inc.
46,000 2.250%,  3/19/2025 49,205
Pernod Ricard SA
35,000 5.750%,  4/7/2021
i
36,357
Philip Morris International, Inc.
55,000 1.500%,  5/1/2025 56,384
Post Holdings, Inc.
70,000 5.750%,  3/1/2027
i
72,450
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,i,l
86,730
Reynolds American, Inc.
35,000 4.850%,  9/15/2023 38,986
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 133,738
Shire Acquisitions Investments
Ireland Designated Activity
Company
86,000 2.400%,  9/23/2021 87,719
Simmons Foods, Inc.
80,000 5.750%,  11/1/2024
i
76,000
Spectrum Brands, Inc.
70,000 5.750%,  7/15/2025 71,839
50,000 5.000%,  10/1/2029
i
49,375
40,000 5.500%,  7/15/2030
i
40,050
Sysco Corporation
65,000 5.650%,  4/1/2025 76,041
Teleflex, Inc.
180,000 4.625%,  11/15/2027 190,298
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 58,796
170,000 5.125%,  11/1/2027
i
167,739
Teva Pharmaceutical Finance
Netherlands III BV
17,000 2.200%,  7/21/2021 16,654
Principal
Amount Long-Term Fixed Income (25.3%) Value
Consumer Non-Cyclical (1.8%) - continued
$ 125,000 2.800%,  7/21/2023 $ 118,125
Thermo Fisher Scientific, Inc.
31,000 4.133%,  3/25/2025 35,407
UnitedHealth Group, Inc.
65,000 3.350%,  7/15/2022 69,001
Upjohn, Inc.
35,000 1.650%,  6/22/2025
i
35,681
VRX Escrow Corporation
460,000 6.125%,  4/15/2025
i
466,564
Zoetis, Inc.
65,000 3.450%,  11/13/2020 65,563
52,000 3.250%,  2/1/2023 54,882
Total 7,389,310
Energy (1.3%)
Antero Resources Corporation
75,000 5.000%,  3/1/2025 44,250
Apache Corporation
70,000 4.375%,  10/15/2028 61,802
60,000 5.100%,  9/1/2040 49,279
Archrock Partners, LP
70,000 6.250%,  4/1/2028
i
64,071
BP Capital Markets America, Inc.
172,000 2.520%,  9/19/2022 178,602
33,000 2.937%,  4/6/2023 34,941
BP Capital Markets plc
84,000 4.875%,  12/29/2049
b,l
86,730
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
i
76,742
60,000 3.950%,  12/1/2026 56,402
20,000 4.125%,  12/1/2027 19,050
Canadian Natural Resources, Ltd.
43,000 2.950%,  1/15/2023 44,366
34,000 2.050%,  7/15/2025 34,068
Canadian Oil Sands, Ltd.
43,000 9.400%,  9/1/2021
i
45,951
Cheniere Energy Partners, LP
225,000 5.625%,  10/1/2026 222,793
Chesapeake Energy Corporation
68,000 11.500%,  1/1/2025
i,o,p
7,140
Chevron Corporation
17,000 1.141%,  5/11/2023 17,293
34,000 1.554%,  5/11/2025 34,926
Comstock Resources, Inc.
50,000 9.750%,  8/15/2026 46,687
Continental Resources, Inc.
83,000 5.000%,  9/15/2022 81,688
50,000 4.500%,  4/15/2023 47,761
DCP Midstream Operating, LP
70,000 5.625%,  7/15/2027 70,525
Diamondback Energy, Inc.
34,000 2.875%,  12/1/2024 34,056
Enagas SA
195,000 5.500%,  1/15/2028
i
168,675
Enbridge, Inc.
42,000 2.900%,  7/15/2022 43,573
267,000 6.250%,  3/1/2078
b
262,995
Endeavor Energy Resources, LP
30,000 5.500%,  1/30/2026
i
28,725
90,000 5.750%,  1/30/2028
i
86,400

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
30
Principal
Amount Long-Term Fixed Income (25.3%) Value
Energy (1.3%) - continued
Energy Transfer Operating, LP
$ 41,000 4.200%,  9/15/2023 $ 43,563
70,000 5.875%,  1/15/2024 78,289
80,000 6.625%,  2/15/2028
b,l
61,216
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 51,821
Enterprise Products Operating,
LLC
200,000 4.875%,  8/16/2077
b
173,950
EOG Resources, Inc.
65,000 2.625%,  3/15/2023 68,100
EQM Midstream Partners LP
80,000 6.500%,  7/1/2027
i
81,946
EQT Corporation
120,000 3.900%,  10/1/2027 97,612
EQT Corporation, Convertible
85,000 1.750%,  5/1/2026
i
87,919
Equinor ASA
31,000 2.875%,  4/6/2025 33,419
Exxon Mobil Corporation
49,000 1.571%,  4/15/2023 50,247
32,000 2.992%,  3/19/2025 34,811
Hess Corporation
41,000 3.500%,  7/15/2024 41,306
Kinder Morgan Energy Partners,
LP
88,000 3.450%,  2/15/2023 92,230
Marathon Petroleum Corporation
35,000 4.750%,  12/15/2023 38,408
MPLX, LP
66,000 4.500%,  7/15/2023 70,984
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 44,000
Nabors Industries, Inc.
100,000 5.750%,  2/1/2025 40,500
Nabors Industries, Ltd.
90,000 7.250%,  1/15/2026
i
55,350
National Fuel Gas Company
20,000 5.500%,  1/15/2026 21,274
Newfield Exploration Company
47,000 5.625%,  7/1/2024 44,651
Occidental Petroleum Corporation
14,000 4.850%,  3/15/2021 13,895
70,000 2.700%,  8/15/2022 65,166
140,000 2.900%,  8/15/2024 119,700
50,000 3.400%,  4/15/2026 40,875
50,000 8.500%,  7/15/2027
d
50,125
80,000 3.500%,  8/15/2029 58,744
50,000 6.450%,  9/15/2036 42,795
120,000 4.400%,  4/15/2046 83,664
ONEOK, Inc.
16,000 2.200%,  9/15/2025 15,704
Parsley Energy, LLC
130,000 5.625%,  10/15/2027
i
128,050
PDC Energy, Inc., Convertible
9,000 1.125%,  9/15/2021 8,244
Pioneer Natural Resources
Company, Convertible
77,000 0.250%,  5/15/2025
i
90,844
Plains All American Pipeline, LP
94,000 5.000%,  2/1/2021 94,861
Principal
Amount Long-Term Fixed Income (25.3%) Value
Energy (1.3%) - continued
$ 169,000 6.125%,  11/15/2022
b,l
$ 120,624
13,000 2.850%,  1/31/2023 13,157
16,000 3.600%,  11/1/2024 16,342
QEP Resources, Inc.
50,000 5.625%,  3/1/2026 31,750
Sabine Pass Liquefaction, LLC
43,000 6.250%,  3/15/2022 45,825
43,000 5.625%,  4/15/2023 47,028
Shell International Finance BV
31,000 2.375%,  4/6/2025 32,907
Southwestern Energy Company
125,000 7.500%,  4/1/2026
j
109,412
Suncor Energy, Inc.
34,000 3.100%,  5/15/2025 36,315
Sunoco Logistics Partners
Operations, LP
65,000 4.400%,  4/1/2021 66,294
Sunoco, LP
90,000 5.875%,  3/15/2028 89,339
Targa Resources Partners, LP
140,000 5.375%,  2/1/2027
j
135,100
20,000 5.000%,  1/15/2028 18,808
Transocean Guardian, Ltd.
91,851 5.875%,  1/15/2024
i
79,887
W&T Offshore, Inc.
120,000 9.750%,  11/1/2023
i
75,120
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 43,859
Western Midstream Operating, LP
70,000 3.100%,  2/1/2025 66,235
70,000 3.950%,  6/1/2025 65,570
Williams Partners, LP
88,000 4.000%,  11/15/2021 90,879
WPX Energy, Inc.
90,000 5.750%,  6/1/2026 87,300
70,000 5.250%,  10/15/2027 65,393
Total 5,410,898
Financials (4.3%)
ACE INA Holdings, Inc.
65,000 2.875%,  11/3/2022 68,327
AerCap Ireland Capital, Ltd.
32,000 3.500%,  1/15/2025 30,035
Air Lease Corporation
83,000 2.500%,  3/1/2021 83,012
Aircastle, Ltd.
51,000 5.000%,  4/1/2023 49,691
Ally Financial, Inc.
105,000 5.750%,  11/20/2025 112,173
American Express Company
34,000 3.700%,  8/3/2023 37,000
35,000 3.400%,  2/22/2024 38,093
American International Group, Inc.
17,000 2.500%,  6/30/2025 17,987
Ares Capital Corporation,
Convertible
64,000 4.625%,  3/1/2024 62,320
Athene Global Funding
60,000 4.000%,  1/25/2022
i
62,098

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
31
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.3%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 130,000 6.750%,  6/15/2026
b,i,l
$ 144,219
57,000 2.950%,  7/22/2030
b,i
58,153
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
i
16,435
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 6/17/2020
b,l
82,225
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
i
18,605
Bank of America Corporation
58,000 2.738%,  1/23/2022
b
58,644
82,000 3.499%,  5/17/2022
b
83,948
55,000 3.004%,  12/20/2023
b
57,847
115,000 3.550%,  3/5/2024
b
122,882
164,000 5.125%,  6/20/2024
b,l
162,246
143,000 3.864%,  7/23/2024
b
155,375
70,000 4.200%,  8/26/2024 77,675
276,000 6.250%,  9/5/2024
b,l
285,679
35,000 3.458%,  3/15/2025
b
37,962
85,000 1.319%,  6/19/2026
b
85,201
Bank of Montreal
105,000 3.300%,  2/5/2024 113,925
Bank of New York Mellon
Corporation
58,000 2.600%,  2/7/2022 59,894
35,000 1.600%,  4/24/2025 36,249
42,000 4.700%,  9/20/2025
b,l
43,680
Bank of Nova Scotia
72,000 2.375%,  1/18/2023 74,935
32,000 1.950%,  2/1/2023 32,962
126,000 4.900%,  6/4/2025
b,l
125,764
Barclays plc
65,000 4.610%,  2/15/2023
b
68,441
200,000 7.750%,  9/15/2023
b,l
203,250
81,000 4.338%,  5/16/2024
b
87,236
85,000 8.000%,  6/15/2024
b,l
88,081
41,000 2.852%,  5/7/2026
b
42,682
BB&T Corporation
34,000 2.500%,  8/1/2024 36,176
Blackstone Mortgage Trust, Inc.,
Convertible
65,000 4.375%,  5/5/2022 60,938
BNP Paribas SA
300,000 7.625%,  3/30/2021
b,i,l
304,500
38,000 2.819%,  11/19/2025
b,i
39,797
BPCE SA
35,000 3.000%,  5/22/2022
i
36,190
32,000 2.375%,  1/14/2025
i
33,104
Camden Property Trust
35,000 4.875%,  6/15/2023 38,304
Canadian Imperial Bank of
Commerce
32,000 2.250%,  1/28/2025 33,389
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 54,752
48,000 2.280%,  1/28/2026
b
48,712
Capital One Financial Corporation
129,000 3.050%,  3/9/2022 133,908
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
i
121,800
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.3%) - continued
Central Fidelity Capital Trust I
$ 135,000
2.219%,  (LIBOR 3M +
1.000%), 4/15/2027
b
$ 118,264
Charles Schwab Corporation
86,000 5.375%,  6/1/2025
b,l
91,876
CIT Group, Inc.
150,000 4.750%,  2/16/2024 152,140
Citigroup, Inc.
58,000 2.350%,  8/2/2021 59,117
43,000 2.750%,  4/25/2022 44,577
43,000
1.681%,  (LIBOR 3M +
0.690%), 10/27/2022
b
42,873
136,000 2.312%,  11/4/2022
b
138,898
83,000 3.142%,  1/24/2023
b
85,840
184,000 5.000%,  9/12/2024
b,l
173,200
258,000 4.700%,  1/30/2025
b,l
228,730
105,000 3.352%,  4/24/2025
b
113,448
92,000 5.950%,  5/15/2025
b,l
91,356
CNA Financial Corporation
35,000 5.750%,  8/15/2021 36,888
40,000 3.950%,  5/15/2024 43,485
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,l
42,622
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
86,000 3.950%,  11/9/2022 90,994
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,i
35,011
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
i
67,599
Credit Agricole SA
43,000 3.375%,  1/10/2022
i
44,506
122,700 8.125%,  12/23/2025
b,i,l
140,031
35,000 1.907%,  6/16/2026
b,i
35,481
Credit Suisse Group AG
138,000 7.500%,  12/11/2023
b,i,l
148,350
34,000 2.593%,  9/11/2025
b,i
35,162
200,000 6.375%,  8/21/2026
b,i,l
203,100
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 140,216
Danske Bank AS
61,000 5.000%,  1/12/2023
b,i
64,085
Deutsche Bank AG
43,000 2.700%,  7/13/2020 43,009
129,000 4.250%,  10/14/2021 132,373
Deutsche Bank AG of New York
34,000 3.950%,  2/27/2023 35,308
Digital Realty Trust, LP
65,000 2.750%,  2/1/2023 68,126
Discover Bank
35,000 4.200%,  8/8/2023 38,225
51,000 2.450%,  9/12/2024 53,487
ESH Hospitality, Inc.
70,000 5.250%,  5/1/2025
i
67,725
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 61,316
Fifth Third Bancorp
65,000 2.600%,  6/15/2022 67,392
35,000 3.650%,  1/25/2024 38,178

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
32
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.3%) - continued
First Horizon National Corporation
$ 41,000 3.550%,  5/26/2023 $ 42,307
FNB Corporation
64,000 2.200%,  2/24/2023 63,627
FTI Consulting, Inc., Convertible
285,000 2.000%,  8/15/2023 360,194
General Electric Capital
Corporation
68,000 3.100%,  1/9/2023 71,165
Goldman Sachs Group, Inc.
187,000
4.370%,  (LIBOR 3M +
3.922%), 7/2/2020
b,l
171,423
65,000
1.562%,  (LIBOR 3M +
1.170%), 11/15/2021
b
65,193
88,000 3.000%,  4/26/2022 89,705
59,000 2.876%,  10/31/2022
b
60,489
43,000
1.377%,  (LIBOR 3M +
1.050%), 6/5/2023
b
43,072
70,000 3.625%,  2/20/2024 76,115
206,000 5.500%,  8/10/2024
b,l
213,492
31,000 3.500%,  4/1/2025 33,992
49,000 3.272%,  9/29/2025
b
52,825
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
112,000 4.125%,  9/1/2022 129,482
Hartford Financial Services Group,
Inc.
66,000
2.517%,  (LIBOR 3M +
2.125%), 2/12/2047
b,i
50,820
HCP, Inc.
33,000 4.250%,  11/15/2023 35,920
Hospitality Properties Trust
60,000 4.250%,  2/15/2021 60,008
HSBC Holdings plc
88,000 6.875%,  6/1/2021
b,l
89,288
179,000 6.375%,  9/17/2024
b,l
180,566
65,000 3.803%,  3/11/2025
b
70,227
136,000 6.375%,  3/30/2025
b,l
139,656
39,000 2.633%,  11/7/2025
b
40,442
91,000 6.500%,  3/23/2028
b,l
93,389
Huntington Bancshares, Inc.
45,000 3.150%,  3/14/2021 45,749
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 75,563
90,000 6.375%,  12/15/2025 89,100
60,000 6.250%,  5/15/2026 60,083
ILFC E-Capital Trust II
138,000
3.270%,  (H15T30Y +
1.800%), 12/21/2065
b,i
72,450
ING Groep NV
70,000 4.100%,  10/2/2023 76,773
International Lease Finance
Corporation
88,000 5.875%,  8/15/2022 92,583
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
i
77,935
iStar, Inc., Convertible
33,000 3.125%,  9/15/2022 35,124
J.P. Morgan Chase & Company
99,000 2.776%,  4/25/2023
b
102,498
70,000 3.375%,  5/1/2023 74,889
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.3%) - continued
$ 108,000 5.150%,  5/1/2023
b,l
$ 105,030
89,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
89,972
24,000 1.514%,  6/1/2024
b
24,388
296,000 5.000%,  8/1/2024
b,l
284,694
70,000 3.875%,  9/10/2024 77,611
145,000 4.023%,  12/5/2024
b
159,775
258,000 4.600%,  2/1/2025
b,l
230,033
31,000 2.083%,  4/22/2026
b
32,163
Liberty Mutual Group, Inc.
35,000 5.000%,  6/1/2021
i
36,267
Lincoln National Corporation
50,000
2.743%,  (LIBOR 3M +
2.358%), 5/17/2066
b
33,250
Lloyds Banking Group plc
67,000 3.000%,  1/11/2022 69,279
51,000 2.858%,  3/17/2023
b
52,530
65,000 3.900%,  3/12/2024 71,144
86,000 7.500%,  6/27/2024
b,l
89,208
156,000 6.657%,  5/21/2037
b,i,l
175,695
Macquarie Bank, Ltd.
178,000 6.125%,  3/28/2027
b,i,l
176,220
MGIC Investment Corporation,
Convertible
459,000 9.000%,  4/1/2063
i
550,800
MGM Growth Properties Operating
Partnership, LP
50,000 4.625%,  6/15/2025
i
49,004
Mitsubishi UFJ Financial Group,
Inc.
44,000 2.998%,  2/22/2022 45,591
53,000 2.623%,  7/18/2022 54,994
83,000 3.455%,  3/2/2023 88,595
35,000 3.407%,  3/7/2024 37,791
Mizuho Financial Group, Inc.
53,000 2.721%,  7/16/2023
b
54,805
Morgan Stanley
86,000 5.500%,  7/28/2021 90,561
43,000 2.750%,  5/19/2022 44,706
10,000 4.875%,  11/1/2022 10,875
84,000 3.125%,  1/23/2023 89,066
66,000 4.100%,  5/22/2023 71,332
34,000 2.720%,  7/22/2025
b
36,102
69,000 2.188%,  4/28/2026
b
71,761
MPT Operating Partnership, LP
100,000 5.250%,  8/1/2026 103,750
130,000 4.625%,  8/1/2029 130,650
National Australia Bank, Ltd.
48,000 1.875%,  12/13/2022 49,587
National Bank of Canada
48,000 2.100%,  2/1/2023 49,355
National Securities Clearing
Corporation
35,000 1.200%,  4/23/2023
i
35,540
Nippon Life Insurance Company
129,000 3.400%,  1/23/2050
b,i
133,515
Nomura Holdings, Inc.
39,000 2.648%,  1/16/2025 40,673
Nordea Bank Abp
200,000 6.625%,  3/6/2026
b,i,l
213,480
Outfront Media Cap, LLC
120,000 4.625%,  3/15/2030
i
109,994

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
33
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.3%) - continued
Park Aerospace Holdings, Ltd.
$ 17,000 4.500%,  3/15/2023
i
$ 15,509
PayPal Holdings, Inc.
35,000 1.650%,  6/1/2025 36,228
PNC Financial Services Group,
Inc.
35,000 3.500%,  1/23/2024 38,245
Preferred Term Securities XXIII,
Ltd.
44,106
0.513%,  (LIBOR 3M +
0.200%), 12/22/2036
b,i
36,211
Prudential Financial, Inc.
18,000 5.200%,  3/15/2044
b
18,359
Quicken Loans, Inc.
125,000 5.750%,  5/1/2025
i
127,786
Regions Financial Corporation
41,000 3.800%,  8/14/2023 44,587
84,000 5.750%,  12/29/2049
b,l
86,461
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 69,962
Royal Bank of Canada
31,000 1.600%,  4/17/2023 31,801
31,000 2.250%,  11/1/2024 32,656
Royal Bank of Scotland Group plc
208,000 8.625%,  8/15/2021
b,l
216,268
35,000 6.125%,  12/15/2022 38,207
35,000 6.100%,  6/10/2023 38,753
88,000 4.269%,  3/22/2025
b
95,681
25,000 3.754%,  11/1/2029
b
25,911
Santander Holdings USA, Inc.
33,000 3.450%,  6/2/2025 34,395
Santander UK Group Holdings plc
86,000 2.875%,  8/5/2021 87,978
Santander UK plc
48,000 2.100%,  1/13/2023 49,554
Service Properties Trust
60,000 4.500%,  6/15/2023 57,446
30,000 4.750%,  10/1/2026 26,541
Simon Property Group, LP
40,000 2.500%,  7/15/2021 40,368
34,000 2.000%,  9/13/2024 34,869
Societe Generale SA
39,000 2.625%,  10/16/2024
i
39,851
265,000 8.000%,  9/29/2025
b,i,l
295,475
Springleaf Finance Corporation
90,000 6.875%,  3/15/2025 92,334
100,000 7.125%,  3/15/2026 103,499
Standard Chartered plc
52,000 2.744%,  9/10/2022
b,i
52,600
Starwood Property Trust, Inc.,
Convertible
47,000 4.375%,  4/1/2023 44,913
State Street Corporation
31,000 2.825%,  3/30/2023
b,i
32,166
31,000 2.354%,  11/1/2025
b
32,861
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 44,794
136,000 2.778%,  10/18/2022 142,150
39,000 2.448%,  9/27/2024 40,925
Principal
Amount Long-Term Fixed Income (25.3%) Value
Financials (4.3%) - continued
Synchrony Financial
$ 34,000 2.850%,  7/25/2022 $ 34,582
38,000 4.250%,  8/15/2024 39,964
Toronto-Dominion Bank
35,000 3.250%,  3/11/2024 38,116
Truist Bank
52,000 1.500%,  3/10/2025 53,372
Truist Financial Corporation
189,000 4.950%,  9/1/2025
b,l
193,253
UBS Group Funding Jersey, Ltd.
86,000 3.000%,  4/15/2021
i
87,699
USB Realty Corporation
184,000
2.366%,  (LIBOR 3M +
1.147%), 1/15/2022
b,i,l
146,740
Ventas Realty, LP
41,000 3.100%,  1/15/2023 41,970
35,000 3.750%,  5/1/2024 36,468
VICI Properties, LP / VICI Note
Company, Inc.
50,000 4.250%,  12/1/2026
i
47,980
30,000 3.750%,  2/15/2027
i
28,200
50,000 4.625%,  12/1/2029
i
48,750
30,000 4.125%,  8/15/2030
i
28,613
Wachovia Capital Trust II
50,000
1.719%,  (LIBOR 3M +
0.500%), 1/15/2027
b
43,549
Wells Fargo & Company
50,000 2.100%,  7/26/2021 50,890
43,000 2.625%,  7/22/2022 44,800
70,000 4.125%,  8/15/2023 76,220
60,000
1.990%,  (LIBOR 3M +
1.230%), 10/31/2023
b
60,427
38,000 3.750%,  1/24/2024 41,521
40,000 1.654%,  6/2/2024
b
40,648
68,000 2.406%,  10/30/2025
b
70,788
48,000 2.188%,  4/30/2026
b
49,630
Westpac Banking Corporation
32,000 2.000%,  1/13/2023 33,130
32,000 2.894%,  2/4/2030
b
32,545
Total 17,480,618
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
42,000 2.150%,  5/13/2025
i
43,110
Total 43,110
Mortgage-Backed Securities (3.4%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
34,422 3.500%,  5/1/2034 36,268
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
834,283 3.000%,  3/25/2050 879,301
112,563 3.500%,  7/1/2047 118,857
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
203 9.000%,  4/1/2025 224
1,849 8.000%,  6/1/2027 2,083

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
34
Principal
Amount Long-Term Fixed Income (25.3%) Value
Mortgage-Backed Securities (3.4%) - continued
$ 904 8.000%,  8/1/2030 $ 1,083
Federal National Mortgage
Association
278,589 4.500%,  5/1/2048 299,646
443,800 3.500%,  10/1/2048 467,672
82,978 3.500%,  6/1/2049 87,831
523,812 3.500%,  8/1/2049 553,968
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,910,000 2.000%,  7/1/2035
d
1,975,432
1,475,000 2.500%,  7/1/2035
d
1,543,853
1,218,000 3.000%,  8/1/2049
d
1,280,618
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,400,000 2.000%,  7/1/2050
d
1,431,992
3,300,000 2.500%,  7/1/2050
d
3,438,832
307 8.000%,  11/1/2026 341
2,639 8.500%,  4/1/2030 3,199
916,542 4.000%,  7/1/2048 970,521
575,000 3.500%,  7/1/2049
d
604,693
Government National Mortgage
Association 30-Yr. Pass Through
477 9.000%,  12/15/2026 542
Total 13,696,956
Technology (1.4%)
Akamai Technologies, Inc.,
Convertible
634,000 0.375%,  9/1/2027
i
689,666
Apple, Inc.
122,000 3.450%,  5/6/2024 134,803
35,000 1.125%,  5/11/2025 35,625
Baidu, Inc.
39,000 3.075%,  4/7/2025 40,980
Broadcom Corporation
133,000 2.650%,  1/15/2023 137,949
48,000 3.125%,  1/15/2025 51,273
Broadcom, Inc.
17,000 2.250%,  11/15/2023
i
17,565
CommScope Technologies
Finance, LLC
210,000 6.000%,  6/15/2025
i
202,797
Dell International, LLC/ EMC
Corporation
52,000 4.000%,  7/15/2024
i
56,054
15,000 5.850%,  7/15/2025
i
17,233
Diamond 1 Finance Corporation
122,000 5.450%,  6/15/2023
i
133,445
Diamond Sports Group, LLC
70,000 5.375%,  8/15/2026
i
50,739
130,000 6.625%,  8/15/2027
i
69,680
Fiserv, Inc.
75,000 2.750%,  7/1/2024 79,974
Gartner, Inc.
50,000 4.500%,  7/1/2028
i
50,585
Global Payments, Inc.
17,000 2.650%,  2/15/2025 18,043
Harland Clarke Holdings
Corporation
95,000 8.375%,  8/15/2022
i
79,607
Principal
Amount Long-Term Fixed Income (25.3%) Value
Technology (1.4%) - continued
Hewlett Packard Enterprise
Company
$ 33,000 2.250%,  4/1/2023 $ 33,989
28,000 4.450%,  10/2/2023 30,597
Intuit, Inc.
35,000 0.950%,  7/15/2025 35,030
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
i
136,675
J2 Global, Inc., Convertible
91,000 3.250%,  6/15/2029 99,067
Lumentum Holdings, Inc.,
Convertible
132,000 0.250%,  3/15/2024 192,390
Marvell Technology Group, Ltd.
41,000 4.200%,  6/22/2023 44,057
Microchip Technology, Inc.,
Convertible
119,000 1.625%,  2/15/2027 175,531
Micron Technology, Inc.
46,000 2.497%,  4/24/2023 47,768
NCR Corporation
230,000 6.125%,  9/1/2029
i
231,125
Nuance Communications, Inc.,
Convertible
859,000 1.250%,  4/1/2025 1,197,667
NXP BV/NXP Funding, LLC
52,000 4.875%,  3/1/2024
i
58,075
ON Semiconductor Corporation,
Convertible
57,000 1.000%,  12/1/2020 66,257
244,000 1.625%,  10/15/2023 296,096
Open Text Corporation
100,000 4.125%,  2/15/2030
i
98,250
Oracle Corporation
30,000 2.500%,  5/15/2022 31,020
47,000 2.500%,  4/1/2025 50,551
Panasonic Corporation
53,000 2.536%,  7/19/2022
i
54,531
Plantronics, Inc.
130,000 5.500%,  5/31/2023
i
113,263
PTC, Inc.
40,000 3.625%,  2/15/2025
i
39,700
Seagate HDD Cayman
34,000 4.250%,  3/1/2022 35,132
SS&C Technologies, Inc.
170,000 5.500%,  9/30/2027
i
173,126
Tencent Holdings, Ltd.
41,000 1.810%,  1/26/2026
i
41,460
Teradyne, Inc., Convertible
94,000 1.250%,  12/15/2023 252,197
Texas Instruments, Inc.
46,000 1.375%,  3/12/2025 47,222
Total System Services, Inc.
35,000 3.750%,  6/1/2023 37,743
Verint Systems, Inc., Convertible
159,000 1.500%,  6/1/2021 157,023
Vishay Intertechnology, Inc.,
Convertible
173,000 2.250%,  6/15/2025 161,337
Total 5,802,897

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
35
Principal
Amount Long-Term Fixed Income (25.3%) Value
Transportation (0.4%)
AerCap Holdings NV
$ 150,000 5.875%,  10/10/2079
b
$ 106,455
Air Canada Pass Through Trust
16,565 3.875%,  3/15/2023
i
13,988
Air Lease Corporation
32,000 2.300%,  2/1/2025 30,495
35,000 3.375%,  7/1/2025 34,991
CSX Corporation
35,000 3.700%,  11/1/2023 38,429
Delta Air Lines, Inc.
31,000 2.900%,  10/28/2024 25,141
110,000 7.000%,  5/1/2025
i
113,549
J.B. Hunt Transport Services, Inc.
65,000 3.300%,  8/15/2022 67,440
Meritor, Inc., Convertible
300,000 3.250%,  10/15/2037 298,847
Mileage Plus Holdings, LLC
50,000 6.500%,  6/20/2027
d,i
50,125
NCL Corporation, Ltd.
70,000 3.625%,  12/15/2024
i
42,875
Penske Truck Leasing Company,
LP
35,000 3.375%,  2/1/2022
i
35,905
Ryder System, Inc.
75,000 3.500%,  6/1/2021 76,629
Southwest Airlines Company
17,000 4.750%,  5/4/2023 17,554
50,000 5.250%,  5/4/2025 52,744
Southwest Airlines Company,
Convertible
221,000 1.250%,  5/1/2025 265,428
Union Pacific Corporation
62,000 3.750%,  7/15/2025 70,197
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 60,454
XPO Logistics, Inc.
150,000 6.750%,  8/15/2024
i
157,140
Total 1,558,386
Utilities (0.8%)
Alabama Power Company
44,000 2.450%,  3/30/2022 45,391
Ameren Corporation
65,000 2.700%,  11/15/2020 65,398
34,000 2.500%,  9/15/2024 36,028
Berkshire Hathaway Energy
Company
31,000 4.050%,  4/15/2025
i
35,287
Calpine Corporation
90,000 4.500%,  2/15/2028
i
88,200
CenterPoint Energy, Inc.
43,000 2.500%,  9/1/2022 44,504
34,000 2.500%,  9/1/2024 35,920
Dominion Energy, Inc.
35,000 2.715%,  8/15/2021 35,770
35,000 3.071%,  8/15/2024 37,598
135,000 4.650%,  12/15/2024
b,l
132,206
DTE Energy Company
56,000 3.300%,  6/15/2022 58,385
53,000 2.529%,  10/1/2024 55,459
Principal
Amount Long-Term Fixed Income (25.3%) Value
Utilities (0.8%) - continued
Duke Energy Corporation
$ 86,000 2.400%,  8/15/2022 $ 89,192
138,000 4.875%,  9/16/2024
b,l
137,848
Edison International
31,000 4.950%,  4/15/2025 34,066
Evergy, Inc.
34,000 2.450%,  9/15/2024 35,921
Eversource Energy
43,000 2.500%,  3/15/2021 43,540
Exelon Generation Company, LLC
34,000 3.250%,  6/1/2025 36,651
FirstEnergy Corporation
66,000 2.850%,  7/15/2022 68,448
30,000 2.050%,  3/1/2025 30,948
Florida Power & Light Company
31,000 2.850%,  4/1/2025 33,905
Georgia Power Company
32,000 2.100%,  7/30/2023 33,298
34,000 2.200%,  9/15/2024 35,686
NextEra Energy Capital Holdings,
Inc.
31,000 2.750%,  5/1/2025 33,473
NextEra Energy Operating
Partners, LP
220,000 3.875%,  10/15/2026
i
219,681
NiSource, Inc.
56,000 3.650%,  6/15/2023 60,487
213,000 5.650%,  6/15/2023
b,l
203,415
NRG Energy, Inc., Convertible
125,000 2.750%,  6/1/2048 126,377
PG&E Corporation
50,000 5.000%,  7/1/2028 49,812
40,000 5.250%,  7/1/2030 40,200
PPL Capital Funding, Inc.
70,000 3.950%,  3/15/2024 75,846
PSEG Power, LLC
55,000 3.000%,  6/15/2021 56,118
Public Service Enterprise Group,
Inc.
35,000 2.875%,  6/15/2024 37,341
Sempra Energy
68,000 3.550%,  6/15/2024 73,789
84,000 4.875%,  12/29/2049
b,l
84,000
Southern Company
43,000 2.350%,  7/1/2021 43,731
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 89,100
Talen Energy Supply, LLC
90,000 7.625%,  6/1/2028
i
90,000
TerraForm Power Operating, LLC
90,000 5.000%,  1/31/2028
i
94,050
TransCanada Trust
350,000 5.875%,  8/15/2076
b
370,039
Vistra Operations Company, LLC
130,000 5.000%,  7/31/2027
i
132,177
Total 3,129,285
Total Long-Term Fixed Income
(cost $102,995,881) 102,775,898

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
36
Shares
Registered Investment
Companies ( 8.6% ) Value
Unaffiliated  (1.3%)
12,245 Aberdeen Asia-Pacific Income
Fund, Inc. $ 46,653
6,375 AllianceBernstein Global High
Income Fund, Inc. 64,388
13,850 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 154,843
2,956 BlackRock Core Bond Trust 45,434
4,525 BlackRock Corporate High Yield
Fund, Inc. 46,019
3,275 BlackRock Credit Allocation
Income Trust 43,230
7,100 BlackRock Enhanced Global
Dividend Trust 66,882
3,900 BlackRock Multi-Sector Income
Trust 56,199
19,473 BlackRock Resources &
Commodities Strategy Trust 119,370
4,502 Cohen & Steers Quality Income
Realty Fund, Inc. 49,207
4,042 Eaton Vance Limited Duration
Income Fund 45,553
6,309 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 46,560
2,235 Health Care Select Sector SPDR
Fund 223,656
5,221 Invesco Dynamic Credit
Opportunities Fund 46,467
22,161 Invesco Senior Loan ETF 473,137
18,200 Invesco Variable Rate Preferred
ETF 426,426
2,266 iShares Dow Jones US Home
Construction Index Fund 100,044
3,160 iShares iBoxx $ High Yield
Corporate Bond ETF
j
257,919
41,000 iShares S&P U.S. Preferred Stock
Index Fund 1,420,240
11,925 Liberty All-Star Equity Fund 68,211
10,950 Nuveen Credit Strategies Income
Fund 63,948
3,615 PGIM Global High Yield Fund, Inc. 45,983
3,510 PGIM High Yield Bond Fund, Inc. 46,437
2,493 Pimco Dynamic Credit And
Mortgage Income Fund 45,946
3,835 Royce Value Trust, Inc. 48,091
42,782 Templeton Global Income Fund 229,739
1,861 Tri-Continental Corporation 45,985
9,625 Vanguard Short-Term Corporate
Bond ETF 795,603
57,659 Western Asset High Income
Opportunity Fund, Inc. 266,385
Total 5,388,555
Affiliated  (7.3%)
3,072,282 Thrivent Core Emerging Markets
Debt Fund 29,770,410
Total 29,770,410
Total Registered Investment
Companies (cost $35,444,268) 35,158,965
Shares Preferred Stock ( 1.0% ) Value
Communications Services (<0.1%)
4,300 AT&T, Inc., 4.750%
l
$ 102,813
Total 102,813
Consumer Discretionary (<0.1%)
476 International Flavors & Fragrances,
Inc., Convertible, 6.000% 21,087
Total 21,087
Consumer Staples (0.1%)
12,800 CHS, Inc., 7.100%
b,l
308,864
Total 308,864
Energy (0.1%)
45,708 Crestwood Equity Partners, LP,
9.250%
l
250,023
1,600 Energy Transfer Operating, LP,
7.600%
b,l
32,896
3,136 Nustar Logistics, LP, 7.953%
b
59,709
Total 342,628
Financials (0.7%)
2,750 Aegon Funding Corporation II,
5.100% 63,195
3,174 Agribank FCB, 6.875%
b,l
333,270
5,700 Allstate Corporation, 5.100%
l
144,552
5,000 Bank of America Corporation,
5.000%
l
126,300
120 Bank of America Corporation,
Convertible, 7.250%
l
161,064
5,525 Capital One Financial Corporation,
5.000%
l
123,650
2,485 Cobank ACB, 6.250%
b,l
255,955
5,875 Equitable Holdings, Inc., 5.250%
l
134,655
140 First Horizon Bank, 3.750%
b,i,l
93,100
7,800 GMAC Capital Trust I, 6.177%
b
174,876
3,700 Hartford Financial Services Group,
Inc., 7.875%
b
98,494
3,650 J.P. Morgan Chase & Company,
4.750%
l
91,542
6,200 Morgan Stanley, 7.125%
b,l
164,548
775 Synovus Financial Corporation,
5.875%
b,l
16,856
540 Wells Fargo & Company,
Convertible, 7.500%
l
700,380
Total 2,682,437
Health Care (<0.1%)
111 Danaher Corporation, Convertible,
5.000% 119,173
Total 119,173
Industrials (0.1%)
151 Fortive Corporation, Convertible,
5.000% 130,043
1,192 Stanley Black & Decker, Inc.,
Convertible, 5.250% 106,660
Total 236,703

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
37
Shares Preferred Stock (1.0%) Value
Real Estate (<0.1%)
1,135 EPR Properties, Convertible,
5.750%
l
$ 20,668
Total 20,668
Utilities (<0.1%)
142 Sempra Energy, Convertible,
6.000% 13,877
4,628 Southern Company, Convertible,
6.750% 203,910
Total 217,787
Total Preferred Stock
(cost $4,381,001) 4,052,160
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
1,927,534 Thrivent Cash Management Trust 1,927,534
Total Collateral Held for
Securities Loaned
(cost $1,927,534) 1,927,534
Shares or
Principal
Amount Short-Term Investments ( 6.9% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.200%, 7/13/2020
q
299,988
200,000 0.100%, 7/22/2020
q,r
199,986
200,000 0.120%, 7/27/2020
q
199,983
300,000 0.100%, 7/28/2020
q,r
299,973
300,000 0.105%, 7/29/2020
q,r
299,972
1,000,000 0.150%, 7/31/2020
q
999,900
200,000 0.155%, 8/19/2020
q,r
199,959
700,000 0.100%, 8/25/2020
q,r
699,840
200,000 0.160%, 9/2/2020
q
199,951
300,000 0.120%, 9/15/2020
q,r
299,911
Thrivent Core Short-Term Reserve
Fund
2,437,083 0.750% 24,395,203
U.S. Treasury Bills
100,000 0.131%, 9/17/2020
q,s
99,970
Total Short-Term Investments
(cost $28,142,316) 28,194,636
Total Investments (cost
$407,861,310) 103.1% $419,686,822
Other Assets and Liabilities, Net
(3.1%) (12,489,189)
Total Net Assets 100.0% $407,197,633
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2020.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $43,309,480 or 10.6% of
total net assets.
j All or a portion of the security is on loan.
k Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
n All or a portion of the security is insured or guaranteed.
o Defaulted security.  Interest is not being accrued.
p In bankruptcy.  Interest is not being accrued.
q The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
s All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 552,551
Common Stock 1,324,580
Total lending $1,877,131
Gross amount payable upon return of
collateral for securities loaned $1,927,534
Net amounts due to counterparty
$50,403

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
38
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
39
Principal
Amount Bank Loans ( 11.7% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 137,200
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 125,538
Big River Steel, LLC, Term Loan
549,462
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
515,121
Chemours Company, Term Loan
434,988
1.930%,  (LIBOR 1M +
1.750%), 4/3/2025
b
409,432
Hexion, Inc., Term Loan
496,571
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b
482,915
Innophos Holdings, Inc., Term
Loan
498,750
3.928%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c,d,e
487,528
Momentive Performance Materials
USA, LLC, Term Loan
460,350
3.430%,  (LIBOR 1M +
3.250%), 5/15/2024
b
429,852
Nouryon USA, LLC, Term Loan
840,632
3.188%,  (LIBOR 1M +
3.000%), 10/1/2025
b
786,688
Peabody Energy Corporation,
Term Loan
615,825
2.928%,  (LIBOR 1M +
2.750%), 3/31/2025
b
332,546
Pixelle Specialty Solutions, LLC,
Term Loan
979,968
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
921,170
Univar Solutions USA, Inc., Term
Loan
199,000
2.178%,  (LIBOR 1M +
2.000%), 11/22/2026
b
189,176
Total 4,679,966
Capital Goods (1.1%)
Advanced Disposal Services, Inc.,
Term Loan
478,130
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
471,885
Flex Acquisition Company, Inc.
Term Loan
1,000,000
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
940,000
GFL Environmental, Inc., Term
Loan
1,364,304
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,323,662
Mauser Packaging Solutions
Holding Company, Term Loan
707,995
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
633,953
Natgasoline, LLC, Term Loan
591,000
4.313%,  (LIBOR 3M +
3.500%), 11/14/2025
b,e
567,360
Navistar, Inc., Term Loan
1,001,937
3.700%,  (LIBOR 1M +
3.500%), 11/6/2024
b
946,410
Principal
Amount Bank Loans (11.7%)
a
Value
Capital Goods (1.1%) - continued
Reynolds Group Holdings, Inc.,
Term Loan
$ 916,840
2.928%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 873,656
TransDigm, Inc., Term Loan
1,756,175
2.428%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,575,535
Vertiv Group Corporation, Term
Loan
1,670,813
3.183%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,574,741
Total 8,907,202
Communications Services (3.2%)
Altice France SA, Term Loan
436,500
2.928%,  (LIBOR 1M +
2.750%), 7/31/2025
b
412,475
CenturyLink, Inc., Term Loan
2,542,225
2.428%,  (LIBOR 1M +
2.250%), 3/15/2027
b
2,391,115
Charter Communications
Operating, LLC, Term Loan
736,224
1.930%,  (LIBOR 1M +
1.750%), 4/30/2025
b
708,204
CommScope, Inc., Term Loan
1,260,475
3.428%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,191,149
Coral-US Co-Borrower, LLC, Term
Loan
2,065,000
2.428%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,957,888
CSC Holdings, LLC, Term Loan
800,250
2.435%,  (LIBOR 1M +
2.250%), 7/17/2025
b
755,236
1,855,350
2.685%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,756,293
Diamond Sports Group, LLC, Term
Loan
1,485,009
3.430%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,204,714
Entercom Media Corporation, Term
Loan
743,893
2.684%,  (LIBOR 1M +
2.500%), 11/17/2024
b
693,062
Gray Television, Inc., Term Loan
450,000
2.423%,  (LIBOR 1M +
2.250%), 2/7/2024
b
434,475
HCP Acquisition, LLC, Term Loan
989,507
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
945,226
iHeartCommunications, Inc., Term
Loan
573,559
3.178%,  (LIBOR 1M +
3.000%), 5/1/2026
b
527,198
Mediacom Illinois, LLC, Term Loan
307,320
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
298,100
NEP Group, Inc., Term Loan
989,987
3.428%,  (LIBOR 1M +
3.250%), 10/20/2025
b
807,939

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
40
Principal
Amount Bank Loans (11.7%)
a
Value
Communications Services (3.2%) - continued
Nexstar Broadcasting, Inc., Term
Loan
$ 1,735,000
2.923%,  (LIBOR 1M +
2.750%), 9/19/2026
b,c,d
$ 1,646,706
Nielsen Finance, LLC, Term Loan
405,000
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
400,444
SBA Senior Finance II, LLC, Term
Loan
774,366
1.930%,  (LIBOR 1M +
1.750%), 4/11/2025
b
743,716
Terrier Media Buyer, Inc., Term
Loan
325,000
0.000%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c,d
308,750
601,975
4.428%,  (LIBOR 1M +
4.250%), 12/17/2026
b
572,881
T-Mobile USA, Inc., Term Loan
1,240,000
3.178%,  (LIBOR 1M +
3.000%), 4/1/2027
b
1,237,322
TNS, Inc., Term Loan
752,073
4.180%,  (LIBOR 1M +
4.000%), 8/14/2022
b
720,110
Virgin Media Bristol, LLC, Term
Loan
1,625,000
2.685%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,548,219
WideOpenWest Finance, LLC,
Term Loan
1,235,499
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,174,243
Windstream Services, LLC, Term
Loan
535,000
2.680%,  (LIBOR 1M +
2.500%), 2/26/2021
b
524,969
282,830
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
170,264
Xplornet Communications, Inc.,
Term Loan
290,000
4.928%,  (LIBOR 1M +
4.750%), 6/11/2027
b
276,225
Ziggo Financing Partnership, Term
Loan
1,090,000
2.685%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,026,191
Total 24,433,114
Consumer Cyclical (1.8%)
1011778 B.C., LLC, Term Loan
1,751,200
1.928%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,656,635
Boyd Gaming Corporation, Term
Loan
252,286
2.359%,  (LIBOR 1W +
2.250%), 9/15/2023
b
236,596
Cengage Learning, Inc., Term
Loan
973,685
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
780,895
Eldorado Resorts, Inc., Term Loan
141,569
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
140,419
Principal
Amount Bank Loans (11.7%)
a
Value
Consumer Cyclical (1.8%) - continued
Four Seasons Hotels, Ltd., Term
Loan
$ 765,177
2.178%,  (LIBOR 1M +
2.000%), 11/30/2023
b
$ 723,092
Golden Entertainment, Inc., Term
Loan
1,375,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,238,754
Golden Nugget, LLC, Term Loan
1,670,626
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
1,319,795
IAA, Inc., Term Loan
304,763
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b
290,667
LCPR Loan Financing, LLC, Term
Loan
1,550,000
5.185%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,534,500
Men's Warehouse, Inc., Term Loan
597,487
4.335%,  (LIBOR 1M +
3.250%), 4/9/2025
b
95,598
Mohegan Gaming and
Entertainment, Term Loan
588,184
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b,c,d
480,252
Scientific Games International,
Inc., Term Loan
2,514,908
3.476%,  (LIBOR 3M +
2.750%), 8/14/2024
b
2,218,149
Staples, Inc., Term Loan
336,600
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b
295,646
1,134,122
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b
972,510
Stars Group Holdings BV, Term
Loan
712,102
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
707,089
Tenneco, Inc., Term Loan
453,100
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b
390,423
Wyndham Hotels & Resorts, Inc.,
Term Loan
525,637
1.928%,  (LIBOR 1M +
1.750%), 5/30/2025
b
495,151
Total 13,576,171
Consumer Non-Cyclical (1.8%)
Bausch Health Americas, Inc.,
Term Loan
1,578,566
3.190%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,531,809
Bellring Brands, LLC, Term Loan
296,202
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,c,d
294,168
Change Healthcare Holdings, LLC,
Term Loan
595,000
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
570,290
Chobani, LLC, Term Loan
740,417
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
710,341

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
41
Principal
Amount Bank Loans (11.7%)
a
Value
Consumer Non-Cyclical (1.8%) - continued
Dole Food Company, Inc., Term
Loan
$ 591,007
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
$ 573,277
Elanco Animal Health, Inc., Term
Loan
275,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,c,d
261,709
Endo International plc, Term Loan
789,561
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
744,161
Global Medical Response, Inc.,
Term Loan
2,184,000
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
2,096,378
238,875
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
227,827
Grifols Worldwide Operations USA,
Inc., Term Loan
726,350
2.109%,  (LIBOR 1W +
2.000%), 11/15/2027
b
698,117
IQVIA, Inc., Term Loan
205,000
1.928%,  (LIBOR 1M +
1.750%), 1/1/2025
b,c,d
197,954
JBS USA LUX SA, Term Loan
1,220,729
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
1,163,257
Libbey Glass, Inc., Term Loan
262,856
0.000%,PIK 3.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,f,g
108,675
MPH Acquisition Holdings, LLC,
Term Loan
2,003,523
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,900,842
Ortho-Clinical Diagnostics SA,
Term Loan
1,871,221
3.429%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,746,092
Plantronics, Inc., Term Loan
404,757
2.678%,  (LIBOR 1M +
2.500%), 7/2/2025
b
367,653
R.R. Donnelley & Sons Company,
Term Loan
138,593
5.178%,  (LIBOR 1M +
5.000%), 1/15/2024
b
127,852
Sotera Health Holdings, LLC, Term
Loan
648,375
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
632,029
US Foods, Inc., Term Loan
199,480
1.928%,  (LIBOR 1M +
1.750%), 6/27/2023
b
187,049
Total 14,139,480
Energy (0.6%)
BCP Raptor II, LLC, Term Loan
559,350
4.928%,  (LIBOR 1M +
4.750%), 11/3/2025
b
360,781
Buckeye Partners, LP, Term Loan
548,625
2.923%,  (LIBOR 1M +
2.750%), 11/1/2026
b
524,760
Principal
Amount Bank Loans (11.7%)
a
Value
Energy (0.6%) - continued
Calpine Corporation, Term Loan
$ 782,353
2.430%,  (LIBOR 1M +
2.250%), 1/15/2024
b
$ 753,774
CONSOL Energy, Inc., Term Loan
592,500
4.680%,  (LIBOR 1M +
4.500%), 9/28/2024
b
468,075
Fieldwood Energy, LLC, Term
Loan
810,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
147,153
Illuminate Buyer, LLC, Term Loan
555,000
0.000%,  (LIBOR 1M +
4.000%), 6/16/2027
b,c,d
545,842
Radiate Holdco, LLC, Term Loan
2,066,623
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,968,458
Total 4,768,843
Financials (1.0%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
512,088
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
475,346
Blackstone CQP Holdco, LP, Term
Loan
292,050
3.806%,  (LIBOR 3M +
3.500%), 9/30/2024
b
278,908
Delos Finance SARL, Term Loan
250,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
238,203
GGP Nimbus, LLC, Term Loan
937,814
2.678%,  (LIBOR 1M +
2.500%), 8/24/2025
b
782,680
INEOS U.S. Finance, LLC, Term
Loan
199,488
2.178%,  (LIBOR 1M +
2.000%), 3/31/2024
b
188,704
Lealand Finance Company BV
206,839
4.178%,  (LIBOR 1M +
4.000%), 6/30/2025
b,e
172,711
Level 3 Financing, Inc., Term Loan
1,030,000
1.983%,  (LIBOR 1M +
1.750%), 3/1/2027
b
972,248
MoneyGram International, Inc.,
Term Loan
556,985
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
503,202
NCR Corporation, Term Loan
843,625
2.680%,  (LIBOR 1M +
2.500%), 8/28/2026
b
813,044
Northriver Midstream Finance, LP,
Term Loan
833,636
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
785,185
Tronox Finance, LLC, Term Loan
1,734,763
2.982%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,661,521
Vericast Corporation, Term Loan
1,073,338
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
778,320
Total 7,650,072

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
42
Principal
Amount Bank Loans (11.7%)
a
Value
Technology (1.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 1,668,023
4.260%,  (LIBOR 3M +
3.500%), 8/21/2026
b
$ 1,507,893
Prime Security Services Borrower,
LLC, Term Loan
2,362,150
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
2,266,199
Rackspace Hosting, Inc., Term
Loan
2,069,215
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,968,340
SS&C Technologies, Inc., Term
Loan
913,862
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
873,022
638,341
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
609,814
Zayo Group Holdings, Inc., Term
Loan
1,586,025
3.178%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,501,839
Total 8,727,107
Transportation (0.2%)
Genesee & Wyoming, Inc., Term
Loan
992,512
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
953,348
United Airlines, Inc., Term Loan
741,170
1.928%,  (LIBOR 1M +
1.750%), 4/1/2024
b
673,078
Total 1,626,426
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
125,000
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
121,406
Core and Main, LP, Term Loan
628,875
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
597,626
EnergySolutions, LLC, Term Loan
426,300
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
391,484
Pacific Gas & Electric Company,
Term Loan
1,235,000
5.500%,  (LIBOR 3M +
4.500%), 6/18/2025
b
1,211,844
Talen Energy Supply, LLC, Term
Loan
342,000
3.928%,  (LIBOR 1M +
3.750%), 7/8/2026
b
333,450
Total 2,655,810
Total Bank Loans
(cost $98,411,403) 91,164,191
Principal
Amount Long-Term Fixed Income ( 50.7% ) Value
Asset-Backed Securities (3.9%)
Apidos CLO XXIV
$ 1,570,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,h
$ 1,518,079
Babson CLO, Ltd.
1,200,000
4.035%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
1,089,371
Benefit Street Partners CLO IV, Ltd.
1,000,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
972,203
Business Jet Securities, LLC
1,228,559
4.447%,  6/15/2033, Ser.
2018-2, Class A
h
1,218,993
Cent CLO, LP
2,950,000
3.291%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
2,852,632
Foundation Finance Trust
387,942
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
391,134
Harley Marine Financing, LLC
1,258,163
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,122,943
Madison Park Funding XIV, Ltd.
1,450,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
1,383,114
Myers Park CLO, Ltd.
1,425,000
2.535%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
1,392,610
OHA Credit Funding 1, Ltd.
1,215,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
1,182,642
OZLM Funding II, Ltd.
2,435,000
2.260%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,h
2,359,167
OZLM IX, Ltd.
1,875,000
2.685%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
1,823,310
Palmer Square Loan Funding, Ltd.
1,000,000
3.385%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
988,491
Park Avenue Institutional Advisers
CLO, Ltd.
2,400,000
2.635%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,h
2,370,929
Pretium Mortgage Credit Partners,
LLC
1,948,497
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
h,i
1,932,023
Riserva CLO, Ltd.
1,200,000
2.835%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,h
1,164,398

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
43
Principal
Amount Long-Term Fixed Income (50.7%) Value
Asset-Backed Securities (3.9%) - continued
Saxon Asset Securities Trust
$ 184,047
3.972%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 179,370
Sound Point CLO X, Ltd.
1,150,000
3.835%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
1,040,837
Sound Point CLO XXI, Ltd.
2,400,000
2.441%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
2,307,528
THL Credit Wind River CLO, Ltd.
1,250,000
4.069%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
1,141,223
Vericrest Opportunity Loan
Transferee
1,863,884
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
h,i
1,864,558
Total 30,295,555
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
55,000 1.500%,  10/15/2025 56,875
Anglo American Capital plc
216,000 4.125%,  9/27/2022
h
225,212
BHP Billiton Finance USA, Ltd.
480,000 6.750%,  10/19/2075
b,h
553,200
BWAY Holding Company
380,000 5.500%,  4/15/2024
h
373,231
Cleveland-Cliffs, Inc.
260,000 5.750%,  3/1/2025
j
221,338
220,000 9.875%,  10/17/2025
h
230,769
EI du Pont de Nemours &
Company
111,000 1.700%,  7/15/2025 114,603
First Quantum Minerals, Ltd.
460,000 7.500%,  4/1/2025
h
440,450
Freeport-McMoRan, Inc.
360,000 4.125%,  3/1/2028 349,200
390,000 4.250%,  3/1/2030 378,300
Kinross Gold Corporation
108,000 5.125%,  9/1/2021 110,992
Krayton Polymers, LLC
480,000 7.000%,  4/15/2025
h
482,400
Methanex Corporation
530,000 5.250%,  12/15/2029 466,389
Mosaic Company
55,000 3.250%,  11/15/2022 56,298
Norbord, Inc.
520,000 5.750%,  7/15/2027
h
530,400
Novelis Corporation
580,000 5.875%,  9/30/2026
h
578,631
160,000 4.750%,  1/30/2030
h
152,800
Nucor Corporation
56,000 2.000%,  6/1/2025 58,141
Olin Corporation
600,000 5.125%,  9/15/2027 561,000
Peabody Securities Finance
Corporation
455,000 6.375%,  3/31/2025
h
241,150
Principal
Amount Long-Term Fixed Income (50.7%) Value
Basic Materials (0.9%) - continued
Steel Dynamics, Inc.
$ 67,000 2.400%,  6/15/2025 $ 69,006
Syngenta Finance NV
200,000 3.933%,  4/23/2021
h
201,947
Tronox Finance plc
550,000 5.750%,  10/1/2025
h
508,750
Xstrata Finance Canada, Ltd.
163,000 4.950%,  11/15/2021
h
170,120
Total 7,131,202
Capital Goods (2.0%)
AECOM
1,105,000 5.125%,  3/15/2027 1,187,875
Aerojet Rocketdyne Holdings, Inc.,
Convertible
189,000 2.250%,  12/15/2023 302,470
Amsted Industries, Inc.
665,000 5.625%,  7/1/2027
h
685,781
Ardagh Packaging Finance plc
259,000 6.000%,  2/15/2025
h
265,151
Building Materials Corporation of
America
785,000 6.000%,  10/15/2025
h
807,977
Caterpillar Financial Services
Corporation
164,000 1.900%,  9/6/2022 169,217
171,000 1.950%,  11/18/2022 176,925
111,000 1.450%,  5/15/2025 113,972
Chart Industries, Inc., Convertible
232,000 1.000%,  11/15/2024
h
243,996
Cintas Corporation No. 2
162,000 2.900%,  4/1/2022 168,374
CNH Industrial Capital, LLC
165,000 4.875%,  4/1/2021 169,289
67,000 1.950%,  7/2/2023
d
67,453
Covanta Holding Corporation
470,000 6.000%,  1/1/2027 475,922
Crown Americas Capital
Corporation IV
730,000 4.500%,  1/15/2023 744,600
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 479,700
Fortive Corporation, Convertible
251,000 0.875%,  2/15/2022 246,531
General Electric Company
745,000 5.000%,  1/21/2021
b,k
584,899
H&E Equipment Services, Inc.
570,000 5.625%,  9/1/2025 575,580
Honeywell International, Inc.
111,000 1.350%,  6/1/2025 113,985
Huntington Ingalls Industries, Inc.
111,000 3.844%,  5/1/2025
h
120,527
John Deere Capital Corporation
169,000 1.200%,  4/6/2023 172,108
171,000 2.050%,  1/9/2025
j
180,692
KBR, Inc., Convertible
500,000 2.500%,  11/1/2023 561,628
L3Harris Technologies, Inc.
280,000 4.950%,  2/15/2021 283,448

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
44
Principal
Amount Long-Term Fixed Income (50.7%) Value
Capital Goods (2.0%) - continued
Otis Worldwide Corporation
$ 172,000 2.056%,  4/5/2025
h
$ 180,252
Owens-Brockway Glass Container,
Inc.
173,000 5.000%,  1/15/2022
h
173,000
PACCAR Financial Corporation
114,000 2.650%,  4/6/2023 120,315
Parker-Hannifin Corporation
225,000 2.700%,  6/14/2024 239,512
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023 148,923
Raytheon Technologies
Corporation
112,000 2.800%,  3/15/2022
h
115,534
Republic Services, Inc.
105,000 2.500%,  8/15/2024 111,690
Reynolds Group Issuer, Inc.
1,125,000 5.125%,  7/15/2023
h
1,138,241
Roper Technologies, Inc.
270,000 2.800%,  12/15/2021 277,698
117,000 2.350%,  9/15/2024 123,313
Spirit AeroSystems, Inc.
260,000 7.500%,  4/15/2025
h
256,425
Textron Financial Corporation
1,350,000
2.127%,  (LIBOR 3M +
1.735%), 2/15/2042
b,h
843,750
TransDigm, Inc.
220,000 6.250%,  3/15/2026
h
219,863
770,000 5.500%,  11/15/2027 672,164
TTM Technologies, Inc.,
Convertible
210,000 1.750%,  12/15/2020
j
263,550
Tutor Perini Corporation,
Convertible
60,000 2.875%,  6/15/2021 56,526
United Rentals North America, Inc.
1,010,000 4.000%,  7/15/2030 976,902
United Technologies Corporation
237,000 3.950%,  8/16/2025 270,601
Waste Management, Inc.
110,000 2.950%,  6/15/2024 112,611
WESCO Distribution, Inc.
150,000 7.250%,  6/15/2028
h
158,186
WW Grainger, Inc.
115,000 1.850%,  2/15/2025 120,194
Total 15,477,350
Collateralized Mortgage Obligations (9.8%)
Alternative Loan Trust
531,292
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 419,465
Antler Mortgage Trust
1,250,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
h
1,251,816
3,318,662
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
h
3,325,687
Banc of America Alternative Loan
Trust
834,991
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 735,619
Principal
Amount Long-Term Fixed Income (50.7%) Value
Collateralized Mortgage Obligations (9.8%) -
continued
Banc of America Mortgage
Securities Trust
$ 1,014,447
3.967%,  9/25/2035, Ser.
2005-H, Class 3A1
b
$ 922,543
Bear Stearns Adjustable Rate
Mortgage Trust
55,063
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
54,249
Bellemeade Re, Ltd.
896,074
1.785%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
887,009
700,000
2.845%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,e,h
700,000
1,350,000
3.595%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,e,h
1,350,000
Bunker Hill Loan Depository Trust
300,000
2.600%,  2/25/2055, Ser.
2020-1
b,d,h
299,987
Cascade Funding Mortgage Trust
877,448
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
h
879,700
1,428,456
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,h
1,484,919
CHL Mortgage Pass-Through Trust
1,009,805
3.424%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
837,367
400,432
3.504%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
388,353
1,289,096
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,026,593
CIM Trust
758,619
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
798,575
Citigroup Mortgage Loan Trust,
Inc.
154,896
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 156,550
222,216
3.790%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
179,429
1,340,474
3.973%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,252,693
Countrywide Alternative Loan Trust
613,339
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 601,238
263,292
3.355%,  10/25/2035, Ser.
2005-43, Class 4A1
b
241,822
278,661
3.597%,  10/25/2035, Ser.
2005-43, Class 1A1
b
259,757
322,266
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 301,005
247,191
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 174,508
921,391
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 499,340
Countrywide Home Loan
Mortgage Pass Through Trust
433,342
3.559%,  11/25/2035, Ser.
2005-22, Class 2A1
b
387,334

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
45
Principal
Amount Long-Term Fixed Income (50.7%) Value
Collateralized Mortgage Obligations (9.8%) -
continued
Credit Suisse Mortgage Capital
Certificates
$ 551,785
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
h,i
$ 552,290
1,125,986
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,h
1,142,278
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
875,244
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 897,981
Eagle Re, Ltd.
812,112
1.985%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
805,400
Federal Home Loan Mortgage
Corporation
2,963,899
3.500%,  8/15/2035, Ser.
345, Class C8
l
326,523
Federal Home Loan Mortgage
Corporation - REMIC
1,133,599
2.500%,  12/15/2022, Ser.
4155, Class AI
l
24,973
713,355
2.500%,  5/15/2027, Ser.
4106, Class HI
l
34,277
2,504,922
3.000%,  5/15/2027, Ser.
4046, Class GI
l
147,694
1,904,943
3.000%,  7/15/2027, Ser.
4084, Class NI
l
126,224
2,820,335
3.000%,  7/15/2027, Ser.
4074, Class IO
l
187,300
934,926
2.500%,  2/15/2028, Ser.
4162, Class AI
l
51,696
1,998,256
2.500%,  2/15/2028, Ser.
4161, Class UI
l
113,263
2,829,234
2.500%,  3/15/2028, Ser.
4177, Class EI
l
162,729
2,978,935
3.500%,  10/15/2032, Ser.
4119, Class KI
l
367,320
1,437,948
3.000%,  2/15/2033, Ser.
4170, Class IG
l
139,381
3,075,259
3.000%,  4/15/2033, Ser.
4203, Class DI
l
233,297
Federal National Mortgage
Association - REMIC
4,151,007
3.000%,  7/25/2027, Ser.
2012-73, Class DI
l
241,072
2,629,401
3.000%,  7/25/2027, Ser.
2012-74, Class AI
l
136,541
5,046,722
3.000%,  8/25/2027, Ser.
2012-95, Class HI
l
260,398
2,664,749
3.500%,  9/25/2027, Ser.
2012-98, Class YI
l
188,844
6,773,791
3.000%,  11/25/2027, Ser.
2012-121, Class BI
l
438,236
3,460,214
3.000%,  12/25/2027, Ser.
2012-139, Class DI
l
192,754
1,841,075
2.500%,  1/25/2028, Ser.
2012-152, Class AI
l
103,572
4,698,820
3.000%,  1/25/2028, Ser.
2012-147, Class EI
l
268,242
1,357,734
2.500%,  2/25/2028, Ser.
2013-46, Class CI
l
63,599
2,457,268
3.000%,  2/25/2028, Ser.
2013-2, Class GI
l
157,714
Principal
Amount Long-Term Fixed Income (50.7%) Value
Collateralized Mortgage Obligations (9.8%) -
continued
$ 898,403
3.000%,  4/25/2028, Ser.
2013-30, Class DI
l
$ 60,752
3,332,520
3.000%,  11/25/2031, Ser.
2013-69, Class IO
l
170,028
1,901,689
3.000%,  2/25/2033, Ser.
2013-1, Class YI
l
206,245
First Horizon Alternative Mortgage
Securities Trust
262,043
3.509%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
237,414
281,436
3.666%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
268,938
First Horizon Mortgage Pass-
Through Trust
223,494
4.484%,  8/25/2037, Ser.
2007-AR2, Class 1A2
b
149,771
Genworth Mortgage Insurance
Corporation
700,000
2.085%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
681,758
GMAC Mortgage Corporation
Loan Trust
531,358
3.574%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
492,588
Government National Mortgage
Association
846,751
4.000%,  1/16/2027, Ser.
2012-3, Class IO
l
61,033
Greenpoint Mortgage Funding
Trust
393,543
0.385%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
339,088
IndyMac IMJA Mortgage Loan
Trust
714,881
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 484,328
IndyMac INDX Mortgage Loan
Trust
2,054,325
0.395%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
1,805,718
J.P. Morgan Alternative Loan Trust
607,136
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 493,066
J.P. Morgan Mortgage Trust
116,897
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 131,651
480,923
3.982%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
413,954
Legacy Mortgage Asset Trust
1,599,243
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
h
1,624,365
1,390,816
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
1,395,751
Lehman Mortgage Trust
208,857
0.935%,  (LIBOR 1M +
0.750%), 12/25/2035, Ser.
2005-2, Class 3A1
b
131,385

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
46
Principal
Amount Long-Term Fixed Income (50.7%) Value
Collateralized Mortgage Obligations (9.8%) -
continued
Master Asset Securitization Trust
$ 771,603
0.685%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
$ 216,634
MASTR Alternative Loans Trust
262,120
0.635%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
48,005
Merrill Lynch Alternative Note
Asset Trust
342,284
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 229,932
Merrill Lynch Mortgage Investors
Trust
785,754
3.860%,  6/25/2035, Ser.
2005-A5, Class M1
b
411,122
Oaktown Re II, Ltd.
413,106
1.735%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,h
411,016
Preston Ridge Partners Mortgage
Trust, LLC
347,401
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
h,i
348,886
1,411,209
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
h,i
1,422,003
1,468,101
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
1,456,525
1,089,954
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
1,068,350
516,962
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
h,i
517,057
Pretium Mortgage Credit Partners,
LLC
939,394
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
h,i
929,607
Radnor RE, Ltd.
103,037
1.585%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,h
102,778
1,700,000
2.885%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
1,599,356
RCO Mortgage, LLC
862,569
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,i
860,927
810,836
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,h
817,872
Renaissance Home Equity Loan
Trust
1,164,223
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
i
641,108
Residential Accredit Loans, Inc.
Trust
630,714
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 628,411
290,876
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 284,673
369,602
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 330,074
631,825
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 582,811
Principal
Amount Long-Term Fixed Income (50.7%) Value
Collateralized Mortgage Obligations (9.8%) -
continued
$ 387,165
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 $ 367,623
168,357
6.000%,  6/25/2037, Ser.
2007-QS8, Class A10 153,023
Residential Asset Securitization
Trust
469,346
6.211%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
347,136
572,396
3.048%,  1/25/2034, Ser.
2004-IP1, Class A1
b
545,540
1,263,130
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,321,078
Residential Funding Mortgage
Security I Trust
829,145
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 763,007
Sequoia Mortgage Trust
726,082
3.455%,  9/20/2046, Ser.
2007-1, Class 4A1
b
549,578
Silver Hill Trust
1,058,872
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
1,075,925
Stanwich Mortgage Loan Trust
614,059
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,i
616,332
Starwood Mortgage Residential
Trust
1,143,827
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,h
1,179,742
1,175,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
1,173,933
Structured Adjustable Rate
Mortgage Loan Trust
259,550
4.085%,  7/25/2035, Ser.
2005-15, Class 4A1
b
227,752
173,857
3.922%,  9/25/2035, Ser.
2005-18, Class 1A1
b
137,061
Structured Asset Mortgage
Investments, Inc.
586,936
0.495%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
534,816
Toorak Mortgage Corporation
1,750,000
4.336%,  8/25/2021, Ser.
2018-1, Class A1
h,i
1,750,647
2,000,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
2,004,964
1,250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
1,222,613
Vericrest Opportunity Loan
Transferee
1,048,762
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
h,i
1,034,130
1,750,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
h,i
1,682,827
812,426
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
h,i
812,583
3,600,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
h,i
3,466,422
2,200,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
h,i
2,140,384
392,890
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
h,i
391,843

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
47
Principal
Amount Long-Term Fixed Income (50.7%) Value
Collateralized Mortgage Obligations (9.8%) -
continued
Verus Securitization Trust
$ 1,016,808
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
$ 1,012,078
WaMu Mortgage Pass Through
Certificates
732,274
2.384%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
641,442
821,372
1.990%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
745,384
Washington Mutual Mortgage Pass
Through Certificates
372,039
6.000%,  11/25/2035, Ser.
2005-10, Class 2A9 353,698
787,062
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 465,798
Washington Mutual Mortgage
Pass-Through Certificates
335,490
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 331,105
Total 75,882,600
Commercial Mortgage-Backed Securities (0.3%)
Federal National Mortgage
Association - ACES
20,923,000
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,l
2,270,951
Total 2,270,951
Communications Services (3.3%)
AMC Networks, Inc.
570,000 5.000%,  4/1/2024 564,300
American Tower Corporation
115,000 3.450%,  9/15/2021 118,978
176,000 3.375%,  5/15/2024 190,972
112,000 2.950%,  1/15/2025 121,764
AT&T, Inc.
452,000 4.450%,  4/1/2024 506,384
British Sky Broadcasting Group
plc
110,000 3.125%,  11/26/2022
h
116,706
CCO Holdings, LLC
700,000 5.500%,  5/1/2026
h
725,375
460,000 5.125%,  5/1/2027
h
475,916
1,130,000 4.750%,  3/1/2030
h
1,156,205
Charter Communications
Operating, LLC
170,000 4.500%,  2/1/2024 188,090
120,000 4.908%,  7/23/2025 137,608
Clear Channel Worldwide
Holdings, Inc.
490,000 5.125%,  8/15/2027
h
470,400
Comcast Corporation
117,000 3.700%,  4/15/2024 129,838
117,000 3.950%,  10/15/2025 134,076
Cox Communications, Inc.
171,000 2.950%,  6/30/2023
h
180,146
Crown Castle International
Corporation
140,000 3.400%,  2/15/2021 142,194
Principal
Amount Long-Term Fixed Income (50.7%) Value
Communications Services (3.3%) - continued
$ 118,000 4.450%,  2/15/2026 $ 135,262
CSC Holdings, LLC
725,000 5.500%,  5/15/2026
h
744,118
280,000 4.125%,  12/1/2030
h
277,567
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
h
109,479
Discovery Communications, LLC
114,000 2.950%,  3/20/2023
j
119,767
DISH Network Corporation,
Convertible
819,000 3.375%,  8/15/2026 752,345
Embarq Corporation
480,000 7.995%,  6/1/2036 539,040
Fox Corporation
229,000 4.030%,  1/25/2024 253,835
Front Range BidCo, Inc.
640,000 4.000%,  3/1/2027
h
607,398
GCI Liberty, Inc., Convertible
1,239,000 1.750%,  9/30/2046
h
1,732,093
Gray Escrow, Inc.
460,000 7.000%,  5/15/2027
h
471,500
iHeartCommunications, Inc.
510,000 4.750%,  1/15/2028
h
470,475
Lamar Media Corporation
330,000 3.750%,  2/15/2028
h
311,124
Level 3 Financing, Inc.
235,000 5.250%,  3/15/2026 242,132
580,000 4.625%,  9/15/2027
h
584,350
510,000 4.250%,  7/1/2028
h
509,327
Liberty Interactive, LLC,
Convertible
172,000 3.500%,  1/15/2031 126,747
Liberty Media Corporation,
Convertible
189,000 1.000%,  1/30/2023 204,940
Moody's Corporation
108,000 2.750%,  12/15/2021 111,144
Neptune Finco Corporation
512,000 10.875%,  10/15/2025
h
550,400
Netflix, Inc.
905,000 4.875%,  4/15/2028 967,689
Nexstar Escrow Corporation
316,000 5.625%,  8/1/2024
h
318,370
400,000 5.625%,  7/15/2027
h
400,024
SFR Group SA
650,000 7.375%,  5/1/2026
h
678,561
Sirius XM Radio, Inc.
940,000 5.000%,  8/1/2027
h
964,271
200,000 4.125%,  7/1/2030
h
197,292
Sprint Corporation
940,000 7.250%,  9/15/2021 985,449
960,000 7.625%,  2/15/2025 1,107,600
Telesat Canada / Telesat, LLC
520,000 4.875%,  6/1/2027
h
509,600
T-Mobile USA, Inc.
187,000 3.500%,  4/15/2025
h
203,834
1,410,000 4.500%,  2/1/2026 1,426,864
Twitter, Inc., Convertible
276,000 0.250%,  6/15/2024 260,004

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
48
Principal
Amount Long-Term Fixed Income (50.7%) Value
Communications Services (3.3%) - continued
Univision Communications, Inc.
$ 310,000 6.625%,  6/1/2027
h
$ 296,050
VeriSign, Inc.
540,000 4.750%,  7/15/2027 567,265
Verizon Communications, Inc.
67,000 2.946%,  3/15/2022 69,881
219,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
221,667
Viacom, Inc.
161,000 4.250%,  9/1/2023 175,128
118,000 5.875%,  2/28/2057
b
116,289
Virgin Media Secured Finance plc
865,000 5.500%,  8/15/2026
h
884,843
Vodafone Group plc
165,000 3.750%,  1/16/2024 180,199
Walt Disney Company
111,000 1.750%,  1/13/2026 114,202
Windstream Services, LLC
410,000 8.625%,  10/31/2025
f,h
246,000
Ziggo BV
423,000 5.500%,  1/15/2027
h
429,891
Total 25,532,968
Consumer Cyclical (2.9%)
1011778 B.C., ULC
960,000 4.375%,  1/15/2028
h
940,982
Allison Transmission, Inc.
675,000 5.000%,  10/1/2024
h
673,312
Amazon.com, Inc.
111,000 0.800%,  6/3/2025 111,635
American Honda Finance
Corporation
163,000 2.050%,  1/10/2023 168,545
BMW Finance NV
109,000 2.250%,  8/12/2022
h
112,464
Booking Holdings, Inc.,
Convertible
74,000 0.900%,  9/15/2021 78,624
Brookfield Property REIT, Inc.
175,000 5.750%,  5/15/2026
h
147,875
Brookfield Residential Properties,
Inc.
920,000 6.250%,  9/15/2027
h
879,805
Burlington Stores, Inc., Convertible
388,000 2.250%,  4/15/2025
h
440,943
Carnival Corporation, Convertible
198,000 5.750%,  4/1/2023
h
318,767
Cedar Fair, LP
380,000 5.250%,  7/15/2029
h
343,566
Colt Merger Sub, Inc.
420,000 6.250%,  7/1/2025
d,h
416,724
D.R. Horton, Inc.
160,000 2.550%,  12/1/2020 161,142
56,000 2.600%,  10/15/2025 58,862
Daimler Finance North America,
LLC
118,000 2.550%,  8/15/2022
h
121,034
Dana, Inc.
400,000 5.625%,  6/15/2028 397,076
Principal
Amount Long-Term Fixed Income (50.7%) Value
Consumer Cyclical (2.9%) - continued
Dick's Sporting Goods, Inc.,
Convertible
$ 521,000 3.250%,  4/15/2025
h
$ 721,150
Ford Motor Company
170,000 9.000%,  4/22/2025 183,812
100,000 9.625%,  4/22/2030 118,430
Ford Motor Credit Company, LLC
990,000 4.063%,  11/1/2024 944,014
1,020,000 4.134%,  8/4/2025 967,419
General Motors Company
163,000 5.400%,  10/2/2023 176,574
General Motors Financial
Company, Inc.
162,000 4.375%,  9/25/2021 166,383
118,000 4.200%,  11/6/2021 121,015
108,000 3.150%,  6/30/2022 109,880
233,000 3.950%,  4/13/2024 241,039
171,000 2.900%,  2/26/2025 170,318
111,000 2.750%,  6/20/2025 109,387
Hanesbrands, Inc.
700,000 4.875%,  5/15/2026
h
705,250
Harley-Davidson Financial
Services, Inc.
180,000 4.050%,  2/4/2022
h
185,534
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
h
260,559
Hilton Domestic Operating
Company, Inc.
920,000 4.875%,  1/15/2030 906,200
Home Depot, Inc.
111,000 3.750%,  2/15/2024 122,786
Hyundai Capital America
165,000 3.000%,  6/20/2022
h
168,135
International Game Technology plc
410,000 5.250%,  1/15/2029
h
398,725
KB Home
330,000 4.800%,  11/15/2029 324,225
Kohl's Corporation
145,000 9.500%,  5/15/2025 165,314
Landry's, Inc.
490,000 6.750%,  10/15/2024
h
352,187
Lennar Corporation
161,000 2.950%,  11/29/2020 161,177
65,000 4.125%,  1/15/2022 65,812
172,000 4.875%,  12/15/2023 181,460
1,180,000 4.500%,  4/30/2024 1,226,952
58,000 5.875%,  11/15/2024 63,380
Live Nation Entertainment, Inc.,
Convertible
481,000 2.500%,  3/15/2023 487,914
Lowe's Companies, Inc.
111,000 4.000%,  4/15/2025 126,659
Marriott Vacations Worldwide
Corporation, Convertible
87,000 1.500%,  9/15/2022 80,105
Mattamy Group Corporation
830,000 5.250%,  12/15/2027
h
825,850
McDonald's Corporation
226,000 3.350%,  4/1/2023 242,221
MGM Resorts International
115,000 6.000%,  3/15/2023 116,150
575,000 5.750%,  6/15/2025 568,543

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
49
Principal
Amount Long-Term Fixed Income (50.7%) Value
Consumer Cyclical (2.9%) - continued
Penn National Gaming, Inc.,
Convertible
$ 99,000 2.750%,  5/15/2026 $ 148,290
Prime Security Services Borrower,
LLC
990,000 5.750%,  4/15/2026
h
1,025,888
Ralph Lauren Corporation
111,000 1.700%,  6/15/2022 112,934
Royal Caribbean Cruises, Ltd.
210,000 9.125%,  6/15/2023
h
208,321
Royal Caribbean Cruises, Ltd.,
Convertible
354,000 4.250%,  6/15/2023
h
329,220
Scientific Games International, Inc.
470,000 5.000%,  10/15/2025
h
433,932
ServiceMaster Company, LLC
930,000 5.125%,  11/15/2024
h
942,788
Six Flags Entertainment
Corporation
290,000 5.500%,  4/15/2027
h,j
259,188
Six Flags Theme Parks, Inc.
190,000 7.000%,  7/1/2025
h
196,413
Staples, Inc.
520,000 7.500%,  4/15/2026
h
408,590
Starbucks Corporation
115,000 2.100%,  2/4/2021 115,950
Target Corporation
111,000 2.250%,  4/15/2025 118,739
TJX Companies, Inc.
111,000 3.500%,  4/15/2025 123,499
Under Armour, Inc., Convertible
74,000 1.500%,  6/1/2024
h
83,739
VF Corporation
116,000 2.050%,  4/23/2022 119,082
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
h
218,862
56,000 3.350%,  5/13/2025
h
60,127
Yum! Brands, Inc.
700,000 4.750%,  1/15/2030
h
710,500
Total 22,751,977
Consumer Non-Cyclical (3.4%)
Abbott Laboratories
216,000 2.550%,  3/15/2022 224,052
113,000 3.400%,  11/30/2023 123,285
AbbVie, Inc.
108,000 2.900%,  11/6/2022 113,306
233,000 2.300%,  11/21/2022
h
240,849
107,000 2.800%,  3/15/2023
h
111,031
349,000 3.600%,  5/14/2025 387,516
Albertson's Companies, Inc.
805,000 6.625%,  6/15/2024 825,125
190,000 4.875%,  2/15/2030
h
194,395
Altria Group, Inc.
173,000 3.800%,  2/14/2024 189,155
113,000 4.400%,  2/14/2026 129,971
Amgen, Inc.
172,000 1.900%,  2/21/2025 179,443
Anheuser-Busch Companies, LLC
113,000 3.650%,  2/1/2026 126,882
Principal
Amount Long-Term Fixed Income (50.7%) Value
Consumer Non-Cyclical (3.4%) - continued
Anheuser-Busch InBev Finance,
Inc.
$ 97,000 3.300%,  2/1/2023 $ 102,590
Anheuser-Busch InBev Worldwide,
Inc.
177,000 4.150%,  1/23/2025 200,845
Anthem, Inc.
166,000 2.375%,  1/15/2025 175,924
Aramark Services, Inc.
360,000 6.375%,  5/1/2025
h
371,747
BAT Capital Corporation
110,000 2.764%,  8/15/2022 113,923
177,000 3.222%,  8/15/2024 189,663
Bausch Health Companies, Inc.
440,000 7.000%,  1/15/2028
h
453,200
120,000 5.000%,  1/30/2028
h
112,979
120,000 5.250%,  1/30/2030
h
113,850
Bayer U.S. Finance II, LLC
213,000 3.500%,  6/25/2021
h
218,214
Boston Scientific Corporation
241,000 3.450%,  3/1/2024 261,056
Bristol-Myers Squibb Company
177,000 3.625%,  5/15/2024
h
194,926
Bunge, Ltd. Finance Corporation
70,000 3.500%,  11/24/2020 70,661
Cardtronics, Inc., Convertible
270,000 1.000%,  12/1/2020 266,287
Cargill, Inc.
114,000 1.375%,  7/23/2023
h
115,967
Centene Corporation
920,000 4.750%,  1/15/2025 941,776
172,000 5.375%,  8/15/2026
h
178,916
150,000 4.250%,  12/15/2027 154,786
360,000 4.625%,  12/15/2029 381,157
Cigna Corporation
235,000 4.125%,  11/15/2025 270,139
Conagra Brands, Inc.
118,000 3.800%,  10/22/2021 122,633
118,000 4.300%,  5/1/2024 130,497
Constellation Brands, Inc.
220,000 4.250%,  5/1/2023 241,569
CVS Health Corporation
108,000 2.750%,  12/1/2022 112,713
327,000 3.700%,  3/9/2023 351,359
220,000 4.100%,  3/25/2025 248,693
DaVita, Inc.
470,000 4.625%,  6/1/2030
h
467,415
Diageo Capital plc
133,000 1.375%,  9/29/2025 135,309
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
h
205,750
Encompass Health Corporation
550,000 4.500%,  2/1/2028 527,516
Energizer Holdings, Inc.
780,000 6.375%,  7/15/2026
h
806,489
General Mills, Inc.
110,000 3.700%,  10/17/2023 119,684
110,000 3.650%,  2/15/2024 120,790
HCA, Inc.
1,350,000 5.375%,  2/1/2025 1,446,188

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
50
Principal
Amount Long-Term Fixed Income (50.7%) Value
Consumer Non-Cyclical (3.4%) - continued
Illumina, Inc., Convertible
$ 44,000 0.500%,  6/15/2021 $ 65,451
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
h
109,047
JBS Investments II GmbH
290,000 5.750%,  1/15/2028
h
286,682
JBS USA, LLC
470,000 5.750%,  6/15/2025
h
475,875
990,000 5.500%,  1/15/2030
h
1,014,750
Kellogg Company
220,000 3.125%,  5/17/2022
j
229,248
Keurig Dr Pepper, Inc.
224,000 3.551%,  5/25/2021 230,225
Kraft Foods Group, Inc.
500,000 5.000%,  6/4/2042 526,663
Kraft Heinz Foods Company
500,000 4.625%,  1/30/2029 538,894
750,000 3.750%,  4/1/2030
h
774,248
Kroger Company
110,000 2.800%,  8/1/2022 114,860
Medtronic, Inc.
57,000 3.500%,  3/15/2025 64,265
Molina Healthcare, Inc.
350,000 4.375%,  6/15/2028
h
350,875
Mondelez International Holdings
Netherlands BV
162,000 2.000%,  10/28/2021
h
164,864
Mondelez International, Inc.
57,000 2.125%,  4/13/2023 59,037
Mylan NV
148,000 3.150%,  6/15/2021 151,094
Mylan, Inc.
105,000 4.200%,  11/29/2023 114,680
Novartis Capital Corporation
114,000 1.750%,  2/14/2025 119,213
Par Pharmaceutical, Inc.
470,000 7.500%,  4/1/2027
h
482,314
PepsiCo, Inc.
168,000 2.250%,  3/19/2025 179,704
Pernod Ricard SA
150,000 5.750%,  4/7/2021
h
155,814
Philip Morris International, Inc.
170,000 1.500%,  5/1/2025 174,277
Post Holdings, Inc.
290,000 5.750%,  3/1/2027
h
300,150
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,h,k
247,800
Reynolds American, Inc.
110,000 4.850%,  9/15/2023 122,529
Scotts Miracle-Gro Company
530,000 4.500%,  10/15/2029 545,238
Shire Acquisitions Investments
Ireland Designated Activity
Company
216,000 2.400%,  9/23/2021 220,317
Simmons Foods, Inc.
320,000 5.750%,  11/1/2024
h
304,000
Spectrum Brands, Inc.
300,000 5.750%,  7/15/2025 307,881
240,000 5.000%,  10/1/2029
h
237,000
Principal
Amount Long-Term Fixed Income (50.7%) Value
Consumer Non-Cyclical (3.4%) - continued
$ 150,000 5.500%,  7/15/2030
h
$ 150,188
Sysco Corporation
223,000 5.650%,  4/1/2025 260,878
Teleflex, Inc.
725,000 4.875%,  6/1/2026 748,128
Tenet Healthcare Corporation
240,000 4.625%,  7/15/2024 235,183
700,000 5.125%,  11/1/2027
h
690,690
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 50,941
440,000 2.800%,  7/21/2023 415,800
Thermo Fisher Scientific, Inc.
112,000 4.133%,  3/25/2025 127,923
Tyson Foods, Inc.
98,000 4.500%,  6/15/2022 104,198
UnitedHealth Group, Inc.
70,000 3.350%,  7/15/2022 74,308
Upjohn, Inc.
111,000 1.650%,  6/22/2025
h
113,159
VRX Escrow Corporation
1,895,000 6.125%,  4/15/2025
h
1,922,042
Zoetis, Inc.
161,000 3.450%,  11/13/2020 162,396
161,000 3.250%,  2/1/2023 169,923
Total 26,662,973
Energy (2.5%)
Antero Resources Corporation
285,000 5.000%,  3/1/2025 168,150
Apache Corporation
310,000 4.375%,  10/15/2028
j
273,696
240,000 5.100%,  9/1/2040 197,118
Archrock Partners, LP
290,000 6.250%,  4/1/2028
h
265,437
BP Capital Markets America, Inc.
442,000 2.520%,  9/19/2022 458,965
114,000 2.937%,  4/6/2023 120,707
BP Capital Markets plc
240,000 4.875%,  12/29/2049
b,k
247,800
Buckeye Partners, LP
120,000 4.125%,  3/1/2025
h
115,112
390,000 3.950%,  12/1/2026 366,612
140,000 4.125%,  12/1/2027 133,350
Canadian Natural Resources, Ltd.
110,000 2.950%,  1/15/2023 113,494
111,000 2.050%,  7/15/2025 111,222
Canadian Oil Sands, Ltd.
108,000 9.400%,  9/1/2021
h
115,411
Cheniere Energy Partners, LP
970,000 5.625%,  10/1/2026 960,484
Chesapeake Energy Corporation
285,000 11.500%,  1/1/2025
h,m,n
29,925
Chevron Corporation
56,000 1.141%,  5/11/2023 56,964
111,000 1.554%,  5/11/2025 114,022
Comstock Resources, Inc.
200,000 9.750%,  8/15/2026 186,750
Continental Resources, Inc.
304,000 5.000%,  9/15/2022 299,194

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
51
Principal
Amount Long-Term Fixed Income (50.7%) Value
Energy (2.5%) - continued
$ 176,000 4.500%,  4/15/2023 $ 168,119
DCP Midstream Operating, LP
300,000 5.625%,  7/15/2027 302,250
Diamondback Energy, Inc.
117,000 2.875%,  12/1/2024 117,193
Enagas SA
800,000 5.500%,  1/15/2028
h
692,000
Enbridge, Inc.
110,000 2.900%,  7/15/2022 114,120
887,000 6.250%,  3/1/2078
b
873,695
Endeavor Energy Resources, LP
130,000 5.500%,  1/30/2026
h
124,475
360,000 5.750%,  1/30/2028
h
345,600
Energy Transfer Operating, LP
112,000 4.200%,  9/15/2023 119,000
220,000 5.875%,  1/15/2024 246,052
264,000 6.625%,  2/15/2028
b,k
202,011
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 229,493
Enterprise Products Operating,
LLC
440,000 4.875%,  8/16/2077
b
382,690
EOG Resources, Inc.
180,000 2.625%,  3/15/2023 188,586
EQM Midstream Partners LP
350,000 6.500%,  7/1/2027
h
358,515
EQT Corporation
540,000 3.900%,  10/1/2027
j
439,252
EQT Corporation, Convertible
164,000 1.750%,  5/1/2026
h
169,631
Equinor ASA
112,000 2.875%,  4/6/2025 120,741
Exxon Mobil Corporation
165,000 1.571%,  4/15/2023 169,200
113,000 2.992%,  3/19/2025 122,926
Hess Corporation
112,000 3.500%,  7/15/2024 112,836
Kinder Morgan Energy Partners,
LP
216,000 3.450%,  2/15/2023 226,383
Marathon Petroleum Corporation
110,000 4.750%,  12/15/2023 120,711
MPLX, LP
162,000 4.500%,  7/15/2023 174,234
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 246,400
Nabors Industries, Inc.
440,000 5.750%,  2/1/2025 178,200
Nabors Industries, Ltd.
360,000 7.250%,  1/15/2026
h
221,400
National Fuel Gas Company
67,000 5.500%,  1/15/2026 71,269
Newfield Exploration Company
172,000 5.625%,  7/1/2024 163,404
Occidental Petroleum Corporation
48,000 4.850%,  3/15/2021 47,640
310,000 2.700%,  8/15/2022 288,594
590,000 2.900%,  8/15/2024 504,450
210,000 3.400%,  4/15/2026 171,675
190,000 8.500%,  7/15/2027
d
190,475
Principal
Amount Long-Term Fixed Income (50.7%) Value
Energy (2.5%) - continued
$ 360,000 3.500%,  8/15/2029 $ 264,348
200,000 6.450%,  9/15/2036 171,182
500,000 4.400%,  4/15/2046 348,600
ONEOK, Inc.
57,000 2.200%,  9/15/2025 55,944
Parsley Energy, LLC
510,000 5.625%,  10/15/2027
h
502,350
PDC Energy, Inc., Convertible
17,000 1.125%,  9/15/2021 15,572
Pioneer Natural Resources
Company, Convertible
146,000 0.250%,  5/15/2025
h
172,249
Plains All American Pipeline, LP
247,000 5.000%,  2/1/2021 249,261
260,000 6.125%,  11/15/2022
b,k
185,575
60,000 2.850%,  1/31/2023 60,725
53,000 3.600%,  11/1/2024 54,132
QEP Resources, Inc.
210,000 5.625%,  3/1/2026 133,350
Sabine Pass Liquefaction, LLC
108,000 6.250%,  3/15/2022 115,096
108,000 5.625%,  4/15/2023 118,116
Shell International Finance BV
112,000 2.375%,  4/6/2025 118,889
Southwestern Energy Company
530,000 7.500%,  4/1/2026
j
463,909
Suncor Energy, Inc.
112,000 3.100%,  5/15/2025 119,626
Sunoco Logistics Partners
Operations, LP
175,000 4.400%,  4/1/2021 178,484
Sunoco, LP
370,000 5.875%,  3/15/2028 367,284
Targa Resources Partners, LP
570,000 5.375%,  2/1/2027 550,050
100,000 5.000%,  1/15/2028 94,038
Transocean Guardian, Ltd.
421,675 5.875%,  1/15/2024
h
366,748
W&T Offshore, Inc.
520,000 9.750%,  11/1/2023
h
325,520
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 109,648
Western Midstream Operating, LP
310,000 3.100%,  2/1/2025 293,328
300,000 3.950%,  6/1/2025 281,016
Williams Partners, LP
215,000 4.500%,  11/15/2023 235,465
WPX Energy, Inc.
390,000 5.750%,  6/1/2026 378,300
270,000 5.250%,  10/15/2027 252,231
Total 19,118,669
Financials (7.6%)
ACE INA Holdings, Inc.
70,000 2.875%,  11/3/2022 73,583
Aegon NV
720,000
0.915%,  (USISDA 10Y +
0.100%), 7/15/2020
b,k
520,289
AerCap Ireland Capital, Ltd.
118,000 3.500%,  1/15/2025 110,753

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
52
Principal
Amount Long-Term Fixed Income (50.7%) Value
Financials (7.6%) - continued
$ 150,000 6.500%,  7/15/2025 $ 157,145
Air Lease Corporation
220,000 2.500%,  3/1/2021 220,031
Aircastle, Ltd.
178,000 5.000%,  4/1/2023 173,430
Ally Financial, Inc.
430,000 5.750%,  11/20/2025 459,376
American Express Company
105,000 3.700%,  8/3/2023 114,265
113,000 3.400%,  2/22/2024 122,986
American International Group, Inc.
56,000 2.500%,  6/30/2025 59,253
Ares Capital Corporation,
Convertible
120,000 4.625%,  3/1/2024 116,850
Athene Global Funding
165,000 4.000%,  1/25/2022
h,j
170,768
Australia and New Zealand
Banking Group, Ltd.
430,000 6.750%,  6/15/2026
b,h,k
477,033
200,000 2.950%,  7/22/2030
b,h
204,047
Avolon Holdings Funding, Ltd.
57,000 5.250%,  5/15/2024
h
52,043
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 6/17/2020
b,k
221,650
Banco Bilbao Vizcaya Argentaria
SA
200,000 6.500%,  3/5/2025
b,k
193,000
200,000 6.125%,  11/16/2027
b,k
182,250
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
h
73,325
Bank of America Corporation
218,000 2.738%,  1/23/2022
b
220,421
224,000 3.499%,  5/17/2022
b
229,322
200,000 3.004%,  12/20/2023
b
210,352
328,000 3.550%,  3/5/2024
b
350,482
564,000 5.125%,  6/20/2024
b,k
557,968
497,000 3.864%,  7/23/2024
b
540,010
244,000 4.200%,  8/26/2024 270,754
750,000 6.250%,  9/5/2024
b,k
776,302
113,000 3.458%,  3/15/2025
b
122,565
279,000 1.319%,  6/19/2026
b
279,660
Bank of Montreal
330,000 3.300%,  2/5/2024 358,050
Bank of New York Mellon
Corporation
216,000 2.600%,  2/7/2022 223,053
114,000 1.600%,  4/24/2025 118,069
120,000 4.700%,  9/20/2025
b,k
124,800
Bank of Nova Scotia
221,000 2.375%,  1/18/2023
j
230,007
114,000 1.950%,  2/1/2023 117,428
35,000 1.625%,  5/1/2023 35,826
360,000 4.900%,  6/4/2025
b,k
359,325
Barclays Bank plc
100,000 5.140%,  10/14/2020 101,091
Barclays plc
225,000 4.610%,  2/15/2023
b
236,912
731,000 7.750%,  9/15/2023
b,k
742,879
283,000 4.338%,  5/16/2024
b
304,786
195,000 8.000%,  6/15/2024
b,k
202,069
Principal
Amount Long-Term Fixed Income (50.7%) Value
Financials (7.6%) - continued
$ 134,000 2.852%,  5/7/2026
b
$ 139,498
BB&T Corporation
105,000 2.500%,  8/1/2024 111,721
Blackstone Mortgage Trust, Inc.,
Convertible
120,000 4.375%,  5/5/2022 112,501
BNP Paribas SA
460,000 7.625%,  3/30/2021
b,h,k
466,900
141,000 2.819%,  11/19/2025
b,h
147,668
200,000 4.500%,  2/25/2030
b,h,k
175,250
BNZ International Funding, Ltd.
250,000
1.293%,  (LIBOR 3M +
0.980%), 9/14/2021
b,h
251,526
BPCE SA
110,000 3.000%,  5/22/2022
h
113,741
114,000 2.375%,  1/14/2025
h
117,935
Camden Property Trust
110,000 4.875%,  6/15/2023 120,385
Canadian Imperial Bank of
Commerce
114,000 2.250%,  1/28/2025 118,948
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 173,732
171,000 2.280%,  1/28/2026
b
173,536
Capital One Financial Corporation
324,000 3.050%,  3/9/2022 336,327
Cascades USA, Inc.
480,000 5.125%,  1/15/2026
h
487,200
Central Fidelity Capital Trust I
445,000
2.219%,  (LIBOR 3M +
1.000%), 4/15/2027
b
389,835
Charles Schwab Corporation
242,000 5.375%,  6/1/2025
b,k
258,533
CIT Group, Inc.
655,000 5.000%,  8/15/2022 668,919
Citigroup, Inc.
97,000 2.350%,  8/2/2021 98,868
108,000 2.750%,  4/25/2022 111,960
108,000
1.681%,  (LIBOR 3M +
0.690%), 10/27/2022
b
107,681
466,000 2.312%,  11/4/2022
b,j
475,928
218,000 3.142%,  1/24/2023
b
225,460
496,000 5.000%,  9/12/2024
b,k
466,887
726,000 4.700%,  1/30/2025
b,k
643,635
336,000 3.352%,  4/24/2025
b
363,034
248,000 5.950%,  5/15/2025
b,k
246,264
CNA Financial Corporation
103,000 5.750%,  8/15/2021 108,556
126,000 3.950%,  5/15/2024 136,978
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,k
121,776
Compass Bank
250,000 3.500%,  6/11/2021 255,434
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
216,000 3.950%,  11/9/2022 228,542
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,h
111,034
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
h
299,367

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
53
Principal
Amount Long-Term Fixed Income (50.7%) Value
Financials (7.6%) - continued
Credit Agricole SA
$ 108,000 3.375%,  1/10/2022
h
$ 111,782
406,000 8.125%,  12/23/2025
b,h,k
463,347
111,000 1.907%,  6/16/2026
b,h
112,526
Credit Suisse Group AG
400,000 7.500%,  7/17/2023
b,h,k
415,564
372,000 7.500%,  12/11/2023
b,h,k
399,900
117,000 2.593%,  9/11/2025
b,h
120,999
250,000 2.193%,  6/5/2026
b,h
253,124
560,000 6.375%,  8/21/2026
b,h,k
568,680
Credit Suisse Group Funding
(Guernsey), Ltd.
325,000 3.800%,  9/15/2022 345,228
Danske Bank AS
177,000 5.000%,  1/12/2023
b,h
185,951
Deutsche Bank AG
108,000 2.700%,  7/13/2020 108,023
324,000 4.250%,  10/14/2021 332,471
200,000 6.000%,  10/30/2025
b,k
165,040
Deutsche Bank AG of New York
117,000 3.950%,  2/27/2023 121,502
Digital Realty Trust, LP
165,000 2.750%,  2/1/2023 172,934
Discover Bank
107,000 4.200%,  8/8/2023
j
116,859
175,000 2.450%,  9/12/2024 183,533
ESH Hospitality, Inc.
280,000 5.250%,  5/1/2025
h
270,900
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 193,628
Fifth Third Bancorp
164,000 2.600%,  6/15/2022 170,036
113,000 3.650%,  1/25/2024 123,259
First Horizon National Corporation
134,000 3.550%,  5/26/2023 138,272
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
h
306,251
FNB Corporation
229,000 2.200%,  2/24/2023 227,665
FTI Consulting, Inc., Convertible
532,000 2.000%,  8/15/2023 672,362
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
h
209,539
General Electric Capital
Corporation
232,000 3.100%,  1/9/2023 242,797
Goldman Sachs Group, Inc.
500,000
4.370%,  (LIBOR 3M +
3.922%), 7/2/2020
b,k
458,350
198,000 5.250%,  7/27/2021 207,894
160,000
1.562%,  (LIBOR 3M +
1.170%), 11/15/2021
b
160,475
216,000 3.000%,  4/26/2022 220,186
164,000 2.876%,  10/31/2022
b
168,140
108,000
1.377%,  (LIBOR 3M +
1.050%), 6/5/2023
b
108,180
226,000 3.625%,  2/20/2024 245,742
548,000 5.500%,  8/10/2024
b,k
567,931
111,000 3.500%,  4/1/2025 121,712
176,000 3.272%,  9/29/2025
b
189,738
Principal
Amount Long-Term Fixed Income (50.7%) Value
Financials (7.6%) - continued
Guardian Life Global Funding
$ 200,000 2.000%,  4/26/2021
h
$ 202,688
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
205,000 4.125%,  9/1/2022 236,999
HCP, Inc.
114,000 4.250%,  11/15/2023 124,088
Hospitality Properties Trust
80,000 4.250%,  2/15/2021 80,010
HSBC Holdings plc
216,000 6.875%,  6/1/2021
b,j,k
219,162
210,000
2.873%,  (LIBOR 3M +
1.500%), 1/5/2022
b,j
213,018
546,000 6.375%,  9/17/2024
b,k
550,777
225,000 3.803%,  3/11/2025
b
243,094
372,000 6.375%,  3/30/2025
b,k
381,999
141,000 2.633%,  11/7/2025
b
146,212
248,000 6.500%,  3/23/2028
b,k
254,510
Huntington Bancshares, Inc.
140,000 3.150%,  3/14/2021 142,331
Icahn Enterprises, LP
325,000 6.750%,  2/1/2024 327,438
430,000 6.375%,  12/15/2025 425,700
200,000 6.250%,  5/15/2026 200,276
ILFC E-Capital Trust II
372,000
3.270%,  (H15T30Y +
1.800%), 12/21/2065
b,h
195,300
ING Groep NV
225,000 4.100%,  10/2/2023 246,769
International Lease Finance
Corporation
216,000 5.875%,  8/15/2022 227,249
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
h
832,932
iStar, Inc., Convertible
58,000 3.125%,  9/15/2022 61,734
J.P. Morgan Chase & Company
272,000 2.776%,  4/25/2023
b
281,611
252,000 3.375%,  5/1/2023 269,600
362,000 5.150%,  5/1/2023
b,k
352,045
215,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
217,349
97,000 1.514%,  6/1/2024
b
98,569
1,132,000 5.000%,  8/1/2024
b,k
1,088,763
245,000 3.875%,  9/10/2024 271,637
476,000 4.023%,  12/5/2024
b
524,501
726,000 4.600%,  2/1/2025
b,k
647,302
111,000 2.083%,  4/22/2026
b
115,166
KeyBank NA
285,000 1.250%,  3/10/2023 289,307
Liberty Mutual Group, Inc.
25,000 5.000%,  6/1/2021
h
25,905
Lincoln National Corporation
235,000
2.743%,  (LIBOR 3M +
2.358%), 5/17/2066
b
156,275
Lloyds Banking Group plc
233,000 3.000%,  1/11/2022 240,926
175,000 2.858%,  3/17/2023
b
180,251
225,000 3.900%,  3/12/2024 246,267
242,000 7.500%,  6/27/2024
b,k
251,027
590,000 6.657%,  5/21/2037
b,h,k
664,488

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
54
Principal
Amount Long-Term Fixed Income (50.7%) Value
Financials (7.6%) - continued
Macquarie Bank, Ltd.
$ 540,000 6.125%,  3/28/2027
b,h,k
$ 534,600
MetLife Capital Trust IV
823,000 7.875%,  12/15/2037
h
1,042,906
MGIC Investment Corporation,
Convertible
805,000 9.000%,  4/1/2063
h
966,000
MGM Growth Properties Operating
Partnership, LP
210,000 4.625%,  6/15/2025
h
205,817
Mitsubishi UFJ Financial Group,
Inc.
108,000 2.998%,  2/22/2022 111,906
163,000 2.623%,  7/18/2022 169,132
220,000 3.455%,  3/2/2023 234,829
113,000 3.407%,  3/7/2024 122,012
Mizuho Financial Group, Inc.
163,000 2.721%,  7/16/2023
b
168,552
Morgan Stanley
216,000 5.500%,  7/28/2021 227,454
108,000 2.750%,  5/19/2022 112,286
64,000 4.875%,  11/1/2022 69,600
218,000 3.125%,  1/23/2023 231,147
234,000 4.100%,  5/22/2023 252,905
114,000 2.720%,  7/22/2025
b
121,047
226,000 2.188%,  4/28/2026
b
235,042
MPT Operating Partnership, LP
510,000 5.250%,  8/1/2026 529,125
460,000 4.625%,  8/1/2029 462,300
National Australia Bank, Ltd.
171,000 1.875%,  12/13/2022 176,653
National Bank of Canada
171,000 2.100%,  2/1/2023 175,827
National Securities Clearing
Corporation
115,000 1.200%,  4/23/2023
h
116,774
Nippon Life Insurance Company
363,000 3.400%,  1/23/2050
b,h
375,705
Nomura Holdings, Inc.
137,000 2.648%,  1/16/2025 142,876
Nordea Bank Abp
200,000 6.625%,  3/6/2026
b,h,k
213,480
Outfront Media Cap, LLC
680,000 4.625%,  3/15/2030
h
623,302
Park Aerospace Holdings, Ltd.
57,000 4.500%,  3/15/2023
h
52,002
PayPal Holdings, Inc.
111,000 1.650%,  6/1/2025 114,895
PNC Financial Services Group,
Inc.
110,000 3.500%,  1/23/2024 120,199
Prudential Financial, Inc.
62,000 5.200%,  3/15/2044
b
63,237
Quicken Loans, Inc.
510,000 5.750%,  5/1/2025
h
521,368
Regions Financial Corporation
112,000 3.800%,  8/14/2023 121,797
240,000 5.750%,  12/29/2049
b,k
247,032
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 177,091
Principal
Amount Long-Term Fixed Income (50.7%) Value
Financials (7.6%) - continued
Royal Bank of Canada
$ 111,000 1.600%,  4/17/2023 $ 113,869
118,000 2.250%,  11/1/2024 124,303
Royal Bank of Scotland Group plc
621,000 8.625%,  8/15/2021
b,k
645,685
110,000 6.125%,  12/15/2022 120,078
110,000 6.100%,  6/10/2023 121,795
220,000 4.269%,  3/22/2025
b
239,203
94,000 3.754%,  11/1/2029
b
97,425
Santander Holdings USA, Inc.
111,000 3.450%,  6/2/2025 115,694
Santander UK Group Holdings plc
210,000 2.875%,  8/5/2021 214,830
Santander UK plc
171,000 2.100%,  1/13/2023 176,536
Service Properties Trust
250,000 4.500%,  6/15/2023 239,358
160,000 4.750%,  10/1/2026 141,553
Simon Property Group, LP
120,000 2.500%,  7/15/2021 121,103
106,000 2.000%,  9/13/2024 108,709
Societe Generale SA
141,000 2.625%,  10/16/2024
h
144,077
805,000 8.000%,  9/29/2025
b,h,k
897,575
Springleaf Finance Corporation
770,000 6.875%,  3/15/2025 789,972
Standard Chartered plc
163,000 2.744%,  9/10/2022
b,h
164,882
500,000 6.000%,  12/29/2049
b,h,k
500,000
Starwood Property Trust, Inc.,
Convertible
89,000 4.375%,  4/1/2023 85,048
State Street Corporation
111,000 2.825%,  3/30/2023
b,h
115,177
118,000 2.354%,  11/1/2025
b
125,083
Sumitomo Mitsui Financial Group,
Inc.
108,000 2.784%,  7/12/2022 112,505
456,000 2.778%,  10/18/2022 476,621
141,000 2.448%,  9/27/2024 147,961
Synchrony Financial
94,000 3.750%,  8/15/2021 96,109
105,000 2.850%,  7/25/2022 106,798
115,000 4.250%,  8/15/2024 120,944
Toronto-Dominion Bank
113,000 3.250%,  3/11/2024 123,061
Truist Bank
167,000 1.500%,  3/10/2025 171,405
Truist Financial Corporation
540,000 4.950%,  9/1/2025
b,k
552,150
UBS Group Funding Jersey, Ltd.
216,000 3.000%,  4/15/2021
h
220,267
USB Realty Corporation
496,000
2.366%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,k
395,560
Ventas Realty, LP
112,000 3.100%,  1/15/2023 114,649
110,000 3.750%,  5/1/2024 114,613
VICI Properties, LP / VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
h
172,726

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
55
Principal
Amount Long-Term Fixed Income (50.7%) Value
Financials (7.6%) - continued
$ 110,000 3.750%,  2/15/2027
h
$ 103,400
180,000 4.625%,  12/1/2029
h
175,500
110,000 4.125%,  8/15/2030
h
104,913
Wachovia Capital Trust II
220,000
1.719%,  (LIBOR 3M +
0.500%), 1/15/2027
b
191,616
Wells Fargo & Company
205,000 2.100%,  7/26/2021 208,651
110,000 2.625%,  7/22/2022
j
114,604
220,000 4.125%,  8/15/2023 239,548
250,000
1.990%,  (LIBOR 3M +
1.230%), 10/31/2023
b
251,781
115,000 3.750%,  1/24/2024 125,655
100,000 1.654%,  6/2/2024
b
101,619
233,000 2.406%,  10/30/2025
b
242,553
169,000 2.188%,  4/30/2026
b
174,740
Westpac Banking Corporation
169,000
1.231%,  (LIBOR 3M +
0.850%), 8/19/2021
b
170,311
114,000 2.000%,  1/13/2023 118,025
114,000 2.894%,  2/4/2030
b
115,942
Total 58,998,642
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
133,000 2.150%,  5/13/2025
h
136,516
Total 136,516
Mortgage-Backed Securities (10.4%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
152,438 3.500%,  5/1/2034 160,614
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,907,545 3.000%,  3/25/2050 5,172,359
2,447,654 3.000%,  4/1/2050 2,579,732
1,511,562 3.500%,  7/1/2047 1,596,081
Federal National Mortgage
Association
1,216,993 4.500%,  5/1/2048 1,308,979
2,315,478 3.500%,  10/1/2048 2,440,029
974,985 3.500%,  6/1/2049 1,032,017
2,700,907 3.500%,  8/1/2049 2,856,396
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
11,050,000 2.000%,  7/1/2035
d
11,428,549
10,250,000 2.500%,  7/1/2035
d
10,728,467
950,000 2.000%,  8/1/2035
d
981,023
10,088,000 3.000%,  8/1/2049
d
10,606,631
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,600,000 2.000%,  7/1/2050
d
5,727,969
19,502,000 2.500%,  7/1/2050
d
20,322,455
3,325,739 4.000%,  7/1/2048 3,521,605
Total 80,462,906
Principal
Amount Long-Term Fixed Income (50.7%) Value
Technology (1.9%)
Akamai Technologies, Inc.,
Convertible
$ 1,197,000 0.375%,  9/1/2027
h
$ 1,302,098
Apple, Inc.
385,000 3.450%,  5/6/2024 425,404
111,000 1.125%,  5/11/2025 112,984
Baidu, Inc.
137,000 3.075%,  4/7/2025 143,957
Broadcom Corporation
441,000 2.650%,  1/15/2023 457,411
171,000 3.125%,  1/15/2025 182,661
Broadcom, Inc.
55,000 2.250%,  11/15/2023
h
56,827
CommScope Technologies
Finance, LLC
780,000 6.000%,  6/15/2025
h
753,246
Dell International, LLC/ EMC
Corporation
170,000 4.000%,  7/15/2024
h
183,252
56,000 5.850%,  7/15/2025
h
64,335
Diamond 1 Finance Corporation
330,000 5.450%,  6/15/2023
h
360,958
Diamond Sports Group, LLC
300,000 5.375%,  8/15/2026
h
217,452
530,000 6.625%,  8/15/2027
h
284,080
Fiserv, Inc.
235,000 2.750%,  7/1/2024 250,584
Gartner, Inc.
210,000 4.500%,  7/1/2028
h
212,457
Global Payments, Inc.
52,000 2.650%,  2/15/2025 55,189
Harland Clarke Holdings
Corporation
390,000 8.375%,  8/15/2022
h
326,808
Hewlett Packard Enterprise
Company
106,000 2.250%,  4/1/2023 109,176
92,000 4.450%,  10/2/2023 100,533
Intuit, Inc.
111,000 0.950%,  7/15/2025 111,095
J2 Global, Inc., Convertible
301,000 3.250%,  6/15/2029 327,683
Lumentum Holdings, Inc.,
Convertible
248,000 0.250%,  3/15/2024 361,460
Marvell Technology Group, Ltd.
112,000 4.200%,  6/22/2023
j
120,350
Microchip Technology, Inc.,
Convertible
181,000 1.625%,  2/15/2027 266,984
Micron Technology, Inc.
158,000 2.497%,  4/24/2023 164,074
NCR Corporation
920,000 6.125%,  9/1/2029
h
924,499
Nuance Communications, Inc.,
Convertible
1,563,000 1.250%,  4/1/2025 2,179,224
NXP BV/NXP Funding, LLC
165,000 4.875%,  3/1/2024
h
184,278
ON Semiconductor Corporation,
Convertible
490,000 1.625%,  10/15/2023 594,620

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
56
Principal
Amount Long-Term Fixed Income (50.7%) Value
Technology (1.9%) - continued
Open Text Corporation
$ 410,000 4.125%,  2/15/2030
h
$ 402,825
Oracle Corporation
60,000 2.500%,  5/15/2022 62,041
166,000 2.500%,  4/1/2025 178,540
Panasonic Corporation
163,000 2.536%,  7/19/2022
h
167,708
Plantronics, Inc.
510,000 5.500%,  5/31/2023
h
444,337
PTC, Inc.
160,000 3.625%,  2/15/2025
h
158,800
Seagate HDD Cayman
116,000 4.250%,  3/1/2022 119,860
SS&C Technologies, Inc.
700,000 5.500%,  9/30/2027
h
712,873
Tencent Holdings, Ltd.
134,000 1.810%,  1/26/2026
h
135,504
Teradyne, Inc., Convertible
176,000 1.250%,  12/15/2023 472,200
Texas Instruments, Inc.
167,000 1.375%,  3/12/2025 171,437
Total System Services, Inc.
111,000 3.750%,  6/1/2023 119,698
Verint Systems, Inc., Convertible
282,000 1.500%,  6/1/2021 278,493
Vishay Intertechnology, Inc.,
Convertible
325,000 2.250%,  6/15/2025 303,091
Total 14,561,086
Transportation (0.6%)
AerCap Holdings NV
424,000 5.875%,  10/10/2079
b
300,913
Air Lease Corporation
114,000 2.300%,  2/1/2025 108,639
111,000 3.375%,  7/1/2025 110,971
CSX Corporation
110,000 3.700%,  11/1/2023 120,777
Delta Air Lines, Inc.
118,000 2.900%,  10/28/2024 95,700
440,000 7.000%,  5/1/2025
h
454,198
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 72,628
Meritor, Inc., Convertible
567,000 3.250%,  10/15/2037 564,820
Mileage Plus Holdings, LLC
200,000 6.500%,  6/20/2027
d,h
200,500
NCL Corporation, Ltd.
250,000 3.625%,  12/15/2024
h
153,125
Penske Truck Leasing Company,
LP
113,000 3.375%,  2/1/2022
h
115,922
Ryder System, Inc.
238,000 3.500%,  6/1/2021 243,168
Southwest Airlines Company
56,000 4.750%,  5/4/2023 57,824
167,000 5.250%,  5/4/2025 176,165
Southwest Airlines Company,
Convertible
418,000 1.250%,  5/1/2025 502,031
Principal
Amount Long-Term Fixed Income (50.7%) Value
Transportation (0.6%) - continued
Union Pacific Corporation
$ 168,000 3.750%,  7/15/2025 $ 190,210
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 65,105
XPO Logistics, Inc.
300,000 6.125%,  9/1/2023
h
303,750
529,000 6.750%,  8/15/2024
h
554,180
Total 4,390,626
Utilities (1.2%)
Alabama Power Company
108,000 2.450%,  3/30/2022 111,415
Ameren Corporation
70,000 2.700%,  11/15/2020 70,428
109,000 2.500%,  9/15/2024 115,501
Berkshire Hathaway Energy
Company
114,000 4.050%,  4/15/2025
h,j
129,764
Calpine Corporation
450,000 4.500%,  2/15/2028
h
441,000
CenterPoint Energy, Inc.
110,000 2.500%,  9/1/2022 113,847
105,000 2.500%,  9/1/2024 110,930
Dominion Energy, Inc.
110,000 2.715%,  8/15/2021 112,420
110,000 3.071%,  8/15/2024 118,166
375,000 4.650%,  12/15/2024
b,k
367,239
DTE Energy Company
178,000 3.300%,  6/15/2022 185,581
164,000 2.529%,  10/1/2024 171,608
Duke Energy Corporation
216,000 2.400%,  8/15/2022 224,018
370,000 4.875%,  9/16/2024
b,k
369,593
Edison International
113,000 4.950%,  4/15/2025 124,174
Evergy, Inc.
106,000 2.450%,  9/15/2024 111,990
Eversource Energy
109,000 2.500%,  3/15/2021 110,368
Exelon Generation Company, LLC
112,000 3.250%,  6/1/2025 120,732
FirstEnergy Corporation
163,000 2.850%,  7/15/2022 169,046
116,000 2.050%,  3/1/2025 119,667
Florida Power & Light Company
111,000 2.850%,  4/1/2025 121,401
Georgia Power Company
114,000 2.100%,  7/30/2023 118,624
106,000 2.200%,  9/15/2024 111,255
NextEra Energy Capital Holdings,
Inc.
112,000 2.750%,  5/1/2025 120,936
NextEra Energy Operating
Partners, LP
920,000 3.875%,  10/15/2026
h
918,666
NiSource, Inc.
178,000 3.650%,  6/15/2023
j
192,263
565,000 5.650%,  6/15/2023
b,k
539,575
NRG Energy, Inc., Convertible
63,000 2.750%,  6/1/2048 63,694

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
57
Principal
Amount Long-Term Fixed Income (50.7%) Value
Utilities (1.2%) - continued
PG&E Corporation
$ 200,000 5.000%,  7/1/2028 $ 199,250
150,000 5.250%,  7/1/2030 150,750
PPL Capital Funding, Inc.
220,000 3.950%,  3/15/2024 238,372
PSEG Power, LLC
100,000 3.000%,  6/15/2021 102,033
Public Service Enterprise Group,
Inc.
110,000 2.875%,  6/15/2024 117,359
Sempra Energy
233,000 3.550%,  6/15/2024 252,835
240,000 4.875%,  12/29/2049
b,k
240,000
Southern Company
108,000 2.350%,  7/1/2021 109,836
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 376,200
Talen Energy Supply, LLC
390,000 7.625%,  6/1/2028
h
390,000
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
h
412,775
TransCanada Trust
768,000 5.875%,  8/15/2076
b
811,972
Vistra Operations Company, LLC
570,000 5.000%,  7/31/2027
h
579,547
Total 9,564,830
Total Long-Term Fixed Income
(cost $394,321,825) 393,238,851
Shares Common Stock ( 25.6% ) Value
Communications Services (1.6%)
3,594 Activision Blizzard, Inc. 272,785
1,426 Alphabet, Inc., Class A
o
2,022,139
778 Alphabet, Inc., Class C
o
1,099,789
5,299 AT&T, Inc. 160,189
76,012 Auto Trader Group plc
h
494,894
6,188 Carsales.com, Ltd. 76,600
56 Charter Communications, Inc.
o
28,562
27,714 Comcast Corporation 1,080,292
10,860 Discovery, Inc., Class A
j,o
229,146
16,005 DISH Network Corporation
o
552,332
4,624 Facebook, Inc.
o
1,049,972
39,000 HKT Trust and HKT, Ltd. 57,231
117 IAC/InterActiveCorp
o
37,838
1,272 Ipsos SA 32,067
3,800 KDDI Corporation 113,381
4,991 Live Nation Entertainment, Inc.
o
221,251
42,178 Mediaset Espana Comunicacion
SA
o
156,441
400 NEXON Company, Ltd. 9,023
300 Nintendo Company, Ltd. 134,121
1,500 Nippon Telegraph & Telephone
Corporation 34,949
6,000 NTT DOCOMO, Inc. 159,288
19,002 QuinStreet, Inc.
o
198,761
3,234 Rightmove plc 21,860
16,932 Seven West Media, Ltd.
o
1,083
20,700 SoftBank Corporation 263,847
4,500 SoftBank Group Corporation 226,924
13,700 TV Asahi Holdings Corporation 199,602
18,318 Twitter, Inc.
o
545,693
Shares Common Stock (25.6%) Value
Communications Services (1.6%) - continued
7,224 Uber Technologies, Inc.
o
$ 224,522
28,045 Verizon Communications, Inc. 1,546,121
4,007 Walt Disney Company 446,820
3,052 Wolters Kluwer NV 238,377
8,392 Zillow Group, Inc.
o
482,372
Total 12,418,272
Consumer Discretionary (2.7%)
100 ABC-MART, Inc. 5,866
1,556 Amazon.com, Inc.
o
4,292,724
800 AOKI Holdings, Inc. 4,647
11,327 Aptiv plc 882,600
1,700 Autobacs Seven Company, Ltd. 21,481
270 AutoZone, Inc.
o
304,592
13,709 B&M European Value Retail SA 67,481
2,776 Berkeley Group Holdings plc 142,964
425 Booking Holdings, Inc.
o
676,745
1,100 Bridgestone Corporation 35,503
1,091 Bright Horizons Family Solutions,
Inc.
o
127,865
1,846 Burlington Stores, Inc.
o
363,533
13,911 Callaway Golf Company 243,582
10,334 Carnival Corporation
j
169,684
2,384 Cedar Fair, LP 65,560
1,134 Century Casinos, Inc.
o
4,706
164 Chipotle Mexican Grill, Inc.
o
172,587
2,200 Chiyoda Company, Ltd. 24,100
22,000 Citizen Watch Company, Ltd. 71,716
6,648 Cooper-Standard Holdings, Inc.
o
88,086
5,440 Crocs, Inc.
o
200,301
6,900 D.R. Horton, Inc. 382,605
1,423 Darden Restaurants, Inc. 107,821
10,800 Denso Corporation 423,544
11,504 Designer Brands, Inc. 77,882
3,105 Dick's Sporting Goods, Inc. 128,112
5,079 Dollarama, Inc. 168,951
974 Emerald Holding, Inc 3,000
5,828 Etsy, Inc.
o
619,108
300 Exedy Corporation 4,478
100 Fast Retailing Company, Ltd. 57,477
825 Five Below, Inc.
o
88,201
39,000 Galaxy Entertainment Group, Ltd. 267,530
1,966 Genuine Parts Company 170,963
1,718 GVC Holdings plc 15,747
61 Hermes International 51,216
5,474 Home Depot, Inc. 1,371,292
6,903 Industria de Diseno Textil SA 183,160
5,390 Leggett & Platt, Inc. 189,459
9,511 Lowe's Companies, Inc. 1,285,126
2,368 Lululemon Athletica, Inc.
o
738,840
2,179 McDonald's Corporation 401,960
19 Mercadolibre, Inc.
o
18,730
1,450 Mohawk Industries, Inc.
o
147,552
28,569 Moneysupermarket.com Group plc 114,601
8,104 Movado Group, Inc. 87,847
454 Netflix, Inc.
o
206,588
8,000 NHK Spring Company, Ltd. 52,029
2,956 NIKE, Inc. 289,836
4,700 Nissan Motor Company, Ltd. 17,430
195 NVR, Inc.
o
635,456
1,900 Onward Holdings Company, Ltd. 5,615
400 Oriental Land Company, Ltd. 52,858
2,972 Oxford Industries, Inc. 130,798
1,257 Planet Fitness, Inc.
o
76,136
2,831 Playa Hotels and Resorts NV
o
10,248

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
58
Shares Common Stock (25.6%) Value
Consumer Discretionary (2.7%) - continued
1,500 PLENUS Company, Ltd. $ 24,904
1,091 PulteGroup, Inc. 37,127
18,007 Redrow plc 96,032
652 Restaurant Brands International,
Inc. 35,619
3,233 RH
j,o
804,694
2,700 Rinnai Corporation 226,107
4,000 Sangetsu Company, Ltd. 56,641
1,800 SHIMAMURA Company, Ltd. 121,918
2,185 Sleep Number Corporation
o
90,983
2,900 Sony Corporation 200,188
6,840 Sony Corporation ADR 472,849
5,394 Stoneridge, Inc.
o
111,440
39,000 Sumitomo Electric Industries, Ltd. 449,892
900 Sumitomo Forestry Company, Ltd. 11,323
19,200 Sumitomo Rubber Industries, Ltd. 190,166
1,933 Super Retail Group, Ltd. 10,876
276 Super Retail Group, Ltd. Rights
e,o
0
600 Takara Standard Company, Ltd. 8,510
67,671 Taylor Wimpey plc 119,440
5,201 Texas Roadhouse, Inc. 273,417
5,940 TJX Companies, Inc. 300,326
2,700 Toyoda Gosei Company, Ltd. 56,413
900 Toyota Motor Corporation 56,596
800 Yum! Brands, Inc. 69,528
1,700 Z Holdings Corporation 8,343
5,895 Zumiez, Inc.
o
161,405
Total 20,543,256
Consumer Staples (1.2%)
2,400 Arcs Company, Ltd. 48,360
8,348 Bunge, Ltd. 343,353
3,110 Carlsberg AS 412,411
530 Casey's General Stores, Inc. 79,246
14,206 Coca-Cola Company 634,724
6,711 Colgate-Palmolive Company 491,648
1,047 Costco Wholesale Corporation 317,461
24,732 Cott Corporation 340,065
3,086 ForFarmers BV 18,861
746 Glanbia plc 8,477
18,371 Hain Celestial Group, Inc.
o
578,870
200 Japan Tobacco, Inc. 3,715
1,651 John B. Sanfilippo & Son, Inc. 140,880
800 Kao Corporation 63,486
2,000 Kewpie Corporation 37,688
2,180 Kimberly-Clark Corporation 308,143
904 Lamb Weston Holdings, Inc. 57,793
15 Lindt & Spruengli AG 123,890
415 L'Oreal SA
o
133,939
800 Ministop Company, Ltd. 11,216
8,537 Nestle SA 946,503
4,069 PepsiCo, Inc. 538,166
5,254 Philip Morris International, Inc. 368,095
5,801 Procter & Gamble Company 693,626
800 Shiseido Company, Ltd. 50,977
4,400 Sugi Holdings Company, Ltd. 298,382
7,300 Sundrug Company, Ltd. 241,599
7,621 Turning Point Brands, Inc. 189,839
300 Unicharm Corporation 12,304
3,941 Unilever NV 210,124
12,047 Wal-Mart Stores, Inc. 1,442,990
Total 9,146,831
Shares Common Stock (25.6%) Value
Energy (1.0%)
17,219 BP plc ADR $ 401,547
1,036 Cheniere Energy, Inc.
o
50,059
6,939 Chevron Corporation 619,167
2,647 Cimarex Energy Company 72,766
4,670 ConocoPhillips 196,233
2,150 Diamondback Energy, Inc. 89,913
16,799 Enbridge, Inc. 511,026
34,800 Eneos Holdings, Inc. 124,047
10,548 Eni SPA 101,113
48,758 Enterprise Products Partners, LP 885,933
3,388 EOG Resources, Inc. 171,636
7,169 Exxon Mobil Corporation 320,598
358 Gaztransport Et Technigaz SA 27,472
11,718 Halliburton Company 152,100
7,034 Helmerich & Payne, Inc. 137,233
3,487 John Wood Group plc 8,361
49,700 Kinder Morgan, Inc. 753,949
29,772 Marathon Oil Corporation 182,205
10,422 Marathon Petroleum Corporation 389,574
8,999 Nine Energy Service, Inc.
o
17,548
1,051 OMV AG
o
35,465
1,252 ONEOK, Inc. 41,591
3,074 PDC Energy, Inc.
o
38,241
5,082 Pioneer Natural Resources
Company 496,511
18,481 Royal Dutch Shell plc, Class A 295,903
29,850 Royal Dutch Shell plc, Class B 452,533
3,481 Schlumberger, Ltd. 64,016
6,993 SEACOR Holdings, Inc.
o
198,042
5,100 Talos Energy, Inc.
o
46,920
2,985 TC Energy Corporation 127,526
10,591 Total SA 408,370
10,591 Total SA Rights
e,o
1,551
3,797 Valero Energy Corporation 223,340
68,834 WPX Energy, Inc.
o
439,161
Total 8,081,650
Financials (3.7%)
16,802 AB Industrivarden
o
382,985
9,500 Aflac, Inc. 342,285
7,400 AIA Group, Ltd. 69,246
7,815 Air Lease Corporation 228,901
4,466 Allianz SE 912,589
19,775 Ally Financial, Inc. 392,138
3,504 American Express Company 333,581
2,991 American Financial Group, Inc. 189,809
7,120 American International Group, Inc. 222,002
966 Aon plc 186,052
200 Aozora Bank, Ltd. 3,487
1,516 Ares Capital Corporation 21,906
27,322 Assured Guaranty, Ltd. 666,930
3,520 Baloise Holding AG 530,290
44,223 Bank Leumi Le-Israel BM 222,349
65,146 Bank of America Corporation 1,547,217
296 Bank of Marin Bancorp 9,866
5,784 Bank of Montreal 307,861
5,722 Bank of N.T. Butterfield & Son, Ltd. 139,560
3,113 Berkshire Hathaway, Inc.
o
555,702
984 BlackRock, Inc. 535,385
5,267 Blackstone Mortgage Trust, Inc. 126,882
14,633 Bridgewater Bancshares, Inc.
o
149,988
10,000 Capital One Financial Corporation 625,900
5,963 Charles Schwab Corporation 201,192
2,840 Chubb, Ltd. 359,601
36,723 CI Financial Corporation 467,152

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
59
Shares Common Stock (25.6%) Value
Financials (3.7%) - continued
24,814 Citigroup, Inc. $ 1,267,995
698 CME Group, Inc. 113,453
1,252 Cohen & Steers, Inc. 85,199
3,400 Comerica, Inc. 129,540
6,514 Commonwealth Bank of Australia 314,588
1,187 Community Trust Bancorp, Inc. 38,886
26,300 DBS Group Holdings, Ltd. 395,732
1,294 Deutsche Boerse AG 234,183
10,410 Deutsche Pfandbriefbank AG
h,o
76,168
26,312 DnB ASA
o
351,199
1,951 Ellington Residential Mortgage
REIT 20,095
6,355 Euronext NV
h
639,655
3,076 Evercore, Inc. 181,238
20,031 Everi Holdings, Inc.
o
103,360
295 FBL Financial Group, Inc. 10,588
355 Financial Institutions, Inc. 6,607
2,470 First Busey Corporation 46,066
8,253 First Interstate BancSystem, Inc. 255,513
229 First Mid-Illinois Bancshares, Inc. 6,007
62,271 FlexiGroup, Ltd. 49,462
2,693 Glacier Bancorp, Inc. 95,036
1,164 Goldman Sachs Group, Inc. 230,030
1,469 Great Southern Bancorp, Inc. 59,289
100 Groupe Bruxelles Lambert SA 8,376
1,258 Hamilton Lane, Inc. 84,751
14,020 Hartford Financial Services Group,
Inc. 540,471
7,703 Heartland Financial USA, Inc. 257,588
18,409 Heritage Commerce Corporation 138,160
923 Hometrust Bancshares, Inc. 14,768
1,261 Houlihan Lokey, Inc. 70,162
19,843 HSBC Holdings plc 92,222
417 Independent Bank Corporation 6,192
5,909 Interactive Brokers Group, Inc. 246,819
103,476 Israel Discount Bank, Ltd. 315,600
6,822 J.P. Morgan Chase & Company 641,677
3,300 Japan Exchange Group, Inc. 76,428
7,200 Japan Post Bank Company, Ltd. 53,548
1,200 Japan Post Holdings Company,
Ltd. 8,564
5,163 Kemper Corporation 374,421
51,663 KeyCorp 629,255
842 L E Lundbergforetagen AB
o
38,381
621 Lakeland Bancorp, Inc. 7,098
6,701 Laurentian Bank of Canada
j
141,167
1,224 M&T Bank Corporation 127,259
13,610 Manulife Financial Corporation 185,163
514 Markel Corporation
o
474,509
995 Marsh & McLennan Companies,
Inc. 106,833
8,263 Meridian Bancorp, Inc. 95,851
8,270 MetLife, Inc. 302,020
3,062 MidWestOne Financial Group, Inc. 61,240
14,700 Mitsubishi UFJ Financial Group,
Inc. 57,852
2,304 Mizrahi Tefahot Bank, Ltd. 43,292
13,210 Morgan Stanley 638,043
900 MS and AD Insurance Group
Holdings, Inc. 24,785
2,916 National Bank of Canada 132,139
2,210 Northern Trust Corporation 175,341
1,690 Onex Corporation 76,346
1,942 Paragon Banking Group plc 8,436
1,751 Pargesa Holding SA 132,763
Shares Common Stock (25.6%) Value
Financials (3.7%) - continued
254 Peapack-Gladstone Financial
Corporation $ 4,757
4,630 Popular, Inc. 172,097
6,987 Power Corporation of Canada 122,900
2,488 Primerica, Inc. 290,101
4,913 Prosight Global, Inc.
o
43,726
206 QCR Holdings, Inc. 6,423
15,856 Radian Group, Inc. 245,927
5,350 Raymond James Financial, Inc. 368,241
3,736 Royal Bank of Canada 253,479
833 S&P Global, Inc. 274,457
7,246 Santander Consumer USA
Holdings, Inc. 133,399
8,874 Seacoast Banking Corporation of
Florida
o
181,030
1,603 Selective Insurance Group, Inc. 84,542
2,200 Senshu Ikeda Holdings, Inc. 3,283
5,100 Singapore Exchange, Ltd. 30,690
1,478 Starwood Property Trust, Inc. 22,111
2,381 State Auto Financial Corporation 42,501
13,516 Sun Life Financial, Inc. 496,695
1,441 Swiss Life Holding AG 536,079
11,468 Synovus Financial Corporation 235,438
2,317 T. Rowe Price Group, Inc. 286,150
369 TMX Group, Ltd. 36,484
2,600 Tokio Marine Holdings, Inc. 113,810
842 Topdanmark AS 34,877
24,088 Toronto-Dominion Bank 1,075,053
8,129 Triumph Bancorp, Inc.
o
197,291
10,680 Truist Financial Corporation 401,034
210 Washington Trust Bancorp, Inc. 6,878
21,978 Wells Fargo & Company 562,637
15,504 Western Alliance Bancorp 587,136
21,526 Zions Bancorporations NA 731,884
Total 28,409,375
Health Care (3.9%)
5,523 Abbott Laboratories 504,968
1,123 AbbVie, Inc. 110,256
2,551 Alexion Pharmaceuticals, Inc.
o
286,324
2,139 Align Technology, Inc.
o
587,027
3,395 Amgen, Inc. 800,745
4,370 AMN Healthcare Services, Inc.
o
197,699
2,097 Anthem, Inc. 551,469
2,400 Astellas Pharmaceutical, Inc. 40,079
12,691 Bausch Health Companies, Inc.
o
232,118
859 Becton, Dickinson and Company 205,533
1,517 Biogen, Inc.
o
405,873
5,041 Catalent, Inc.
o
369,505
9,230 Centene Corporation
o
586,567
1,561 Cerner Corporation 107,007
5,100 Chugai Pharmaceutical Company,
Ltd. 273,054
3,569 Cigna Holding Company 669,723
4,677 CSL, Ltd. 930,201
9,677 CVS Health Corporation 628,715
2,100 Daiichi Sankyo Company, Ltd. 171,762
10,997 Danaher Corporation 1,944,600
8,208 Edwards Lifesciences Corporation
o
567,255
500 Eisai Company, Ltd. 39,724
1,844 Eli Lilly and Company 302,748
3,632 Gilead Sciences, Inc. 279,446
50,339 GlaxoSmithKline plc 1,016,829
8,583 GlaxoSmithKline plc ADR 350,101
4,582 Grifols SA 139,329

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
60
Shares Common Stock (25.6%) Value
Health Care (3.9%) - continued
7,174 Halozyme Therapeutics, Inc.
o
$ 192,335
3,970 HCA Healthcare, Inc. 385,328
546 Humana, Inc. 211,712
784 Illumina, Inc.
o
290,354
1,034 Intuitive Surgical, Inc.
o
589,204
2,424 IQVIA Holding, Inc.
o
343,917
2,619 Jazz Pharmaceuticals, Inc.
o
288,980
14,774 Johnson & Johnson 2,077,668
1,000 KYORIN Holdings, Inc. 20,479
337 Laboratory Corporation of America
Holdings
o
55,979
1,931 LHC Group, Inc.
o
336,612
330 LNA Sante 17,597
1,700 M3, Inc. 72,218
15,102 Medtronic plc 1,384,853
16,703 Merck & Company, Inc. 1,291,643
1,157 Neurocrine Biosciences, Inc.
o
141,154
17,360 Novartis AG 1,512,422
17,221 Novo Nordisk AS 1,121,909
2,094 Novo Nordisk AS ADR 137,115
3,200 Olympus Corporation 61,608
8,926 Optinose, Inc.
o
66,409
1,127 PerkinElmer, Inc. 110,547
6,398 Pfizer, Inc. 209,215
249 Quest Diagnostics, Inc. 28,376
6,457 Recordati SPA 323,098
4,566 Roche Holding AG 1,581,889
55 Siegfried Holding AG
o
25,029
1,345 Sonova Holding AG
o
269,236
3,204 Stryker Corporation 577,329
5,500 Syneos Health, Inc.
o
320,375
100 Sysmex Corporation 7,676
4,115 Tactile Systems Technology, Inc.
o
170,484
4,200 Takeda Pharmaceutical Company,
Ltd. 150,898
142 Tecan Group AG 50,326
1,100 Terumo Corporation 41,869
2,677 Thermo Fisher Scientific, Inc. 969,984
500 Tsumura & Company 13,095
3,061 UnitedHealth Group, Inc. 902,842
2,970 Universal Health Services, Inc. 275,883
886 Varian Medical Systems, Inc.
o
108,553
596 Veeva Systems, Inc.
o
139,714
1,135 Vertex Pharmaceuticals, Inc.
o
329,502
7,601 Wright Medical Group NV
o
225,902
1,442 Zimmer Biomet Holdings, Inc. 172,117
3,195 Zoetis, Inc. 437,843
Total 30,339,935
Industrials (3.2%)
641 3M Company 99,990
5,129 Aalberts NV 168,183
10,294 AGCO Corporation 570,905
154 Allegion plc 15,742
19,855 Altra Industrial Motion Corporation 632,580
6,617 AMETEK, Inc. 591,361
2,083 Arcosa, Inc. 87,903
3,318 ASGN, Inc.
o
221,244
9,909 Assa Abloy AB 202,812
13,528 Atlas Copco AB, Class A 576,096
5,321 Atlas Copco AB, Class B 197,718
1,302 Boeing Company 238,657
18,194 Carrier Global Corporation 404,271
2,458 Caterpillar, Inc. 310,937
2,287 CIA De Distribucion Integral 42,845
Shares Common Stock (25.6%) Value
Industrials (3.2%) - continued
548 CSW Industrials, Inc. $ 37,872
3,996 CSX Corporation 278,681
4,871 Curtiss-Wright Corporation 434,883
100 Daikin Industries, Ltd. 16,180
11,330 Delta Air Lines, Inc. 317,807
1,956 EMCOR Group, Inc. 129,370
7,191 Emerson Electric Company 446,058
1,818 Encore Wire Corporation 88,755
1,647 Fortive Corporation 111,436
583 Geberit AG 292,512
6,475 General Dynamics Corporation 967,754
277 Gorman-Rupp Company 8,609
1,700 GS Yuasa Corporation 30,192
28,732 GWA Group, Ltd. 55,570
2,600 Hanwa Company, Ltd. 47,729
3,631 Heico Corporation 361,829
4,740 Helios Technologies, Inc. 176,565
3,200 Hino Motors, Ltd. 21,711
7,038 Honeywell International, Inc. 1,017,624
1,806 Huntington Ingalls Industries, Inc. 315,129
2,440 IDEX Corporation 385,618
908 Illinois Tool Works, Inc. 158,764
7,200 Inaba Denki Sangyo Company,
Ltd. 160,549
3,123 Ingersoll - Rand, Inc.
o
87,819
16,450 Johnson Controls International plc 561,603
2,320 Kansas City Southern 346,353
9,100 Kinden Corporation 150,395
7,562 Koninklijke Philips NV
o
352,748
7,562 Koninklijke Philips NV Rights
e,o
7,221
9,644 Legrand SA 732,661
130 Lennox International, Inc. 30,289
2,776 Lincoln Electric Holdings, Inc. 233,850
345 Linde Public Limited Company 73,178
1,283 Lockheed Martin Corporation 468,192
2,341 Manpower, Inc. 160,944
27,800 Marubeni Corporation 126,279
91,459 McDermott International, Ltd.
e,o
274,377
14,804 Meritor, Inc.
o
293,119
2,237 Middleby Corporation
o
176,589
18,700 Mitsubishi Corporation 395,163
2,800 Mitsuboshi Belting, Ltd. 43,862
32,600 Mitsui & Company, Ltd. 483,022
1,384 NAPCO Security Technologies,
Inc.
o
32,372
11,166 National Express Group plc 25,989
200 Nidec Corporation 13,474
9,700 Nitto Kogyo Corporation 174,284
4,738 Nobina AB
h,o
28,394
941 Norfolk Southern Corporation 165,211
215 Northrop Grumman Corporation 66,100
2,803 Old Dominion Freight Line, Inc. 475,361
4,422 Otis Worldwide Corporation 251,435
14,960 PageGroup plc 70,249
3,617 Parker-Hannifin Corporation 662,888
5,450 Patrick Industries, Inc. 333,813
9,561 Primoris Services Corporation 169,803
8,660 Raven Industries, Inc. 186,277
8,844 Raytheon Technologies
Corporation 544,967
3,700 Recruit Holdings Company, Ltd. 127,244
3,397 Redde Northgate plc 6,984
30,732 RELX plc 711,313
4,467 Ritchie Brothers Auctioneers, Inc. 182,477
2,713 Rockwell Automation, Inc. 577,869

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
61
Shares Common Stock (25.6%) Value
Industrials (3.2%) - continued
1,662 Saia, Inc.
o
$ 184,781
7,063 Sandvik AB
o
132,966
200 Sanwa Holdings Corporation 1,797
6,828 Schneider Electric SE 759,521
11,012 Signify NV
h,o
283,117
13,565 SKF AB 253,578
134,000 Sojitz Corporation 292,881
20,237 Southwest Airlines Company 691,701
1,474 Spirax-Sarco Engineering plc 181,463
9,086 Spirit Airlines, Inc.
j,o
161,731
20,200 Sumitomo Corporation 232,329
900 Taikisha, Ltd. 24,945
491 Teledyne Technologies, Inc.
o
152,676
2,900 Toppan Forms Company, Ltd. 28,799
2,629 Transcontinental, Inc. 29,241
2,600 Tsubakimoto Chain Company 63,384
3,450 Tutor Perini Corporation
o
42,021
775 Union Pacific Corporation 131,029
5,544 United Rentals, Inc.
o
826,278
978 Valmont Industries, Inc. 111,120
1,712 Verisk Analytics, Inc. 291,382
2,193 Vinci SA 203,341
2,193 Vinci SA Rights
e,j,o
150
1,600 Yuasa Trading Company, Ltd. 43,252
Total 25,150,092
Information Technology (5.7%)
3,387 Accenture plc 727,257
1,806 Adobe, Inc.
o
786,170
2,056 Advanced Energy Industries, Inc.
o
139,376
42,503 Advanced Micro Devices, Inc.
o
2,236,083
800 Advantest Corporation 45,656
6,239 Agilysys, Inc.
o
111,928
7,493 Akamai Technologies, Inc.
o
802,425
6,228 Alliance Data Systems Corporation 281,007
4,876 Amadeus IT Holding SA 255,999
5,194 Amphenol Corporation 497,637
2,472 ANSYS, Inc.
o
721,157
13,088 Apple, Inc. 4,774,502
220 ASM International NV 33,868
2,009 ASML Holding NV 734,915
4,099 Automatic Data Processing, Inc. 610,300
100 Azbil Corporation 3,057
5,709 BE Semiconductor Industries NV 253,134
2,258 Blackline, Inc.
o
187,211
2,493 Broadcom, Ltd. 786,816
1,237 Broadridge Financial Solutions,
Inc. 156,097
4,000 Canon, Inc. 79,792
1,226 CDW Corporation 142,437
12,557 CGI, Inc.
o
791,102
15,317 Change Healthcare, Inc.
o
171,550
13,668 Ciena Corporation
o
740,259
43,633 Cisco Systems, Inc. 2,035,043
4,391 Computer Services, Inc. 234,919
14,881 Computershare, Ltd. 137,790
100 Cybozu, Inc. 3,138
1,058 Dialog Semiconductor plc
o
48,360
4,382 Dolby Laboratories, Inc. 288,642
337 Euronet Worldwide, Inc.
o
32,291
3,500 Fuji Soft, Inc. 138,917
200 Fujitsu, Ltd. 23,417
980 Gartner, Inc.
o
118,903
100 GMO Payment Gateway, Inc. 10,459
26,051 Halma plc 742,196
Shares Common Stock (25.6%) Value
Information Technology (5.7%) - continued
1,500 Hoya Corporation $ 143,639
658 Infineon Technologies AG 15,418
5,718 Intel Corporation 342,108
1,264 International Business Machines
Corporation 152,653
2,432 Intuit, Inc. 720,334
391 Jack Henry & Associates, Inc. 71,956
700 Keyence Corporation 293,343
2,312 KLA-Tencor Corporation 449,638
676 Lam Research Corporation 218,659
600 Lasertec Corporation 56,718
5,474 Lattice Semiconductor
Corporation
o
155,407
990 Littelfuse, Inc. 168,924
5,030 Lumentum Holdings, Inc.
o
409,593
5,203 MasterCard, Inc. 1,538,527
6,175 Microchip Technology, Inc. 650,289
21,639 Micron Technology, Inc.
o
1,114,841
29,009 Microsoft Corporation 5,903,622
410 Monolithic Power Systems, Inc. 97,170
570 Motorola Solutions, Inc. 79,874
500 Murata Manufacturing Company,
Ltd. 29,474
6,938 National Instruments Corporation 268,570
13,800 NEC Networks & System
Integration Corporation 282,310
1,732 Nice, Ltd. ADR
j,o
327,764
39,758 Nuance Communications, Inc.
o
1,006,076
1,788 NVIDIA Corporation 679,279
100 OBIC Company, Ltd. 17,624
2,655 ON Semiconductor Corporation
o
52,622
5,230 Oracle Corporation 289,062
600 Oracle Corporation Japan 71,168
500 Otsuka Corporation 26,408
1,440 Paychex, Inc. 109,080
2,597 PayPal Holdings, Inc.
o
452,475
3,202 Plexus Corporation
o
225,933
4,230 QUALCOMM, Inc. 385,818
1,700 Ryoyo Electro Corporation 46,099
22,501 Sabre Corporation 181,358
9,431 SailPoint Technologies Holdings,
Inc.
o
249,639
974 Salesforce.com, Inc.
o
182,459
455 Samsung Electronics Company,
Ltd. GDR 497,413
349 SAP SE 48,786
2,824 ServiceNow, Inc.
o
1,143,890
2,982 Square, Inc.
o
312,931
1,981 Synopsys, Inc.
o
386,295
4,433 TE Connectivity, Ltd. 361,511
10,979 Teradyne, Inc. 927,835
11,743 Texas Instruments, Inc. 1,491,009
800 Tokyo Electron, Ltd. 197,395
719 VeriSign, Inc.
o
148,711
5,864 Virtusa Corporation
o
190,404
6,039 Visa, Inc. 1,166,554
1,660 VMware, Inc.
j,o
257,068
Total 44,479,543
Materials (1.1%)
8,400 Air Water, Inc. 118,683
1,850 Anglo American plc 42,648
11,980 Axalta Coating Systems, Ltd.
o
270,149
6,806 Ball Corporation 472,949
4,347 Boise Cascade Company 163,491

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
62
Shares Common Stock (25.6%) Value
Materials (1.1%) - continued
12,430 CF Industries Holdings, Inc. $ 349,780
2,289 Croda International plc 148,672
7,060 Eastman Chemical Company 491,658
2,968 Ecolab, Inc. 590,484
18,647 Element Solutions, Inc.
o
202,320
90 EMS-CHEMIE Holding AG 69,921
286 Eramet SA
o
10,315
47 Givaudan SA 175,685
9,410 Granges AB
o
75,022
14,489 Hexpol AB
o
108,115
6,118 Hochschild Mining plc 14,784
673 Holmen AB 21,616
17,015 IAMGOLD Corporation
o
67,209
254 IMCD NV
o
23,952
42,828 Ivanhoe Mines, Ltd.
o
121,455
5,258 Koninklijke DSM NV 729,902
7,700 Kyoei Steel, Ltd. 92,903
1,000 Lintec Corporation 23,833
15,433 Louisiana-Pacific Corporation 395,856
997 MAG Silver Corporation
o
14,071
19,800 Nippon Steel Corporation 187,099
100 Nippon Steel Trading Corporation 3,160
2,706 Northern Star Resources, Ltd. 25,520
6,650 Nucor Corporation 275,377
3,485 PPG Industries, Inc. 369,619
14,892 Ramelius Resources, Ltd. 20,903
188 Rio Tinto plc 10,580
2,450 Rio Tinto, Ltd. 167,760
20,713 Sandfire Resources, Ltd. 73,502
540 Sherwin-Williams Company 312,039
400 Shin-Etsu Chemical Company, Ltd. 46,945
1,553 Sika AG 299,376
11,232 Steel Dynamics, Inc. 293,043
21,100 Sumitomo Chemical Company,
Ltd. 63,486
1,278 Symrise AG 149,329
1,300 Taiyo Holdings Company, Ltd. 60,033
5,600 Toagosei Company, Ltd. 55,004
40,100 Toray Industries, Inc. 189,273
3,800 Ube Industries, Ltd. 65,491
2,857 UFP Technologies, Inc.
o
125,879
2,455 United States Lime & Minerals, Inc. 207,300
11,315 UPM-Kymmene Oyj 327,734
9,002 Verso Corporation 107,664
Total 8,231,589
Real Estate (1.1%)
1,606 Agree Realty Corporation 105,530
2,668 Alexandria Real Estate Equities,
Inc. 432,883
4,868 Allied Properties REIT 146,872
5,085 Alstria Office REIT AG
o
75,681
11,608 American Campus Communities,
Inc. 405,816
1,018 American Tower Corporation 263,194
93,600 Ascendas REIT 214,757
12,200 Ascott Trust 8,853
1,700 AvalonBay Communities, Inc. 262,888
4,338 Camden Property Trust 395,712
6,742 Castellum AB 126,331
3,592 Choice Properties REIT 33,708
177 Cofinimmo SA 24,409
3,196 Colliers International Group, Inc. 183,163
504 CoreSite Realty Corporation 61,014
Shares Common Stock (25.6%) Value
Real Estate (1.1%) - continued
2,800 Daito Trust Construction Company,
Ltd. $ 258,052
2,133 Digital Realty Trust, Inc. 303,121
7,967 Douglas Emmett, Inc. 244,268
10,997 Duke Realty Corporation 389,184
670 EastGroup Properties, Inc. 79,469
1,864 Entra ASA
h
23,894
10,496 Equity Residential 617,375
4,093 Essential Properties Realty Trust,
Inc. 60,740
1,032 Essex Property Trust, Inc. 236,503
2,977 First Industrial Realty Trust, Inc. 114,436
409 Four Corners Property Trust, Inc. 9,980
260 Getty Realty Corporation 7,717
7,118 Granite REIT 367,330
32,270 Host Hotels & Resorts, Inc. 348,193
15,000 Hysan Development Company,
Ltd. 48,423
2,780 iSTAR Financial, Inc. 34,250
173 Japan Hotel REIT Investment
Corporation 71,763
1,315 Kilroy Realty Corporation 77,190
1,282 Kungsleden AB 9,595
6,567 Lexington Realty Trust 69,282
24,200 Mapletree Commercial Trust 33,861
7,887 National Storage Affiliates Trust 226,041
2 Nomura Real Estate Master Fund,
Inc. 2,395
725 Plymouth Industrial REIT, Inc. 9,280
4,903 PSP Swiss Property AG 552,253
9,722 Quebecor, Inc. 208,891
3,464 Rayonier, Inc. REIT 85,873
2,678 RioCan REIT 30,299
17,000 Road King Infrastructure, Ltd. 23,117
24,866 Sunstone Hotel Investors, Inc. 202,658
1,937 Swiss Prime Site AG 179,686
15,724 TAG Immobilien AG 375,550
1,969 Terreno Realty Corporation 103,648
4,744 UDR, Inc. 177,331
39,000 Wing Tai Holdings, Ltd. 50,251
Total 8,372,710
Utilities (0.4%)
3,579 AGL Energy, Ltd. 42,340
5,707 Alliant Energy Corporation 273,023
471 Avista Corporation 17,140
748 Black Hills Corporation 42,382
15,773 CenterPoint Energy, Inc. 294,482
4,778 CMS Energy Corporation 279,131
3,700 Duke Energy Corporation 295,593
10,066 Enagas SA 246,249
3,172 Enel SPA 27,433
7,305 Entergy Corporation 685,282
6,458 Exelon Corporation 234,361
10,567 FirstEnergy Corporation 409,788
169 MGE Energy, Inc. 10,902
2,580 Northland Power, Inc. 64,576
1,807 NorthWestern Corporation 98,518
2,990 PNM Resources, Inc. 114,935
2,366 Portland General Electric
Company 98,922
1,447 Spire, Inc. 95,082
268 Unitil Corporation 12,012

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
63
Shares Common Stock (25.6%) Value
Utilities (0.4%) - continued
312 Verbund AG $ 14,012
Total 3,356,163
Total Common Stock
(cost $183,547,231) 198,529,416
Shares
Registered Investment
Companies ( 7.3% ) Value
Unaffiliated  (1.9%)
38,518 Aberdeen Asia-Pacific Income
Fund, Inc. 146,754
20,475 AllianceBernstein Global High
Income Fund, Inc. 206,797
12,614 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 141,025
9,300 BlackRock Core Bond Trust 142,941
14,234 BlackRock Corporate High Yield
Fund, Inc. 144,760
10,304 BlackRock Credit Allocation
Income Trust 136,013
23,100 BlackRock Enhanced Global
Dividend Trust 217,602
13,800 BlackRock Multi-Sector Income
Trust 198,858
14,162 Cohen & Steers Quality Income
Realty Fund, Inc. 154,791
12,716 Eaton Vance Limited Duration
Income Fund 143,309
19,845 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 146,456
2,145 Health Care Select Sector SPDR
Fund 214,650
16,244 Invesco Dynamic Credit
Opportunities Fund 144,572
131,828 Invesco Senior Loan ETF 2,814,528
2,175 iShares Dow Jones US Home
Construction Index Fund 96,026
33,000 iShares S&P U.S. Preferred Stock
Index Fund 1,143,120
37,875 Liberty All-Star Equity Fund 216,645
34,950 Nuveen Credit Strategies Income
Fund 204,108
11,245 PGIM Global High Yield Fund, Inc. 143,036
11,037 PGIM High Yield Bond Fund, Inc. 146,020
7,843 Pimco Dynamic Credit And
Mortgage Income Fund 144,546
12,067 Royce Value Trust, Inc. 151,320
41,913 SPDR Bloomberg Barclays High
Yield Bond ETF 4,239,919
5,853 Tri-Continental Corporation 144,628
5,208 Vanguard High Dividend Yield ETF
j
410,286
37,300 Vanguard Short-Term Corporate
Bond ETF 3,083,218
Total 15,075,928
Affiliated  (5.4%)
4,322,200 Thrivent Core Emerging Markets
Debt Fund 41,882,120
Total 41,882,120
Total Registered Investment
Companies (cost $57,089,467) 56,958,048
Shares Preferred Stock ( 1.6% ) Value
Communications Services (<0.1%)
12,100 AT&T, Inc., 4.750%
k
$ 289,311
Total 289,311
Consumer Discretionary (<0.1%)
888 International Flavors & Fragrances,
Inc., Convertible, 6.000% 39,338
Total 39,338
Consumer Staples (0.2%)
26,000 CHS, Inc., 6.750%
b,j,k
619,320
31,200 CHS, Inc., 7.100%
b,k
752,856
Total 1,372,176
Energy (0.2%)
195,459 Crestwood Equity Partners, LP,
9.250%
k
1,069,161
5,300 Energy Transfer Operating, LP,
7.600%
b,k
108,968
11,309 Nustar Logistics, LP, 7.953%
b
215,323
Total 1,393,452
Financials (1.0%)
7,525 Aegon Funding Corporation II,
5.100% 172,924
6,475 Agribank FCB, 6.875%
b,k
679,875
15,500 Allstate Corporation, 5.100%
k
393,080
13,200 Bank of America Corporation,
5.000%
k
333,432
272 Bank of America Corporation,
Convertible, 7.250%
k
365,078
14,875 Capital One Financial Corporation,
5.000%
k
332,903
8,650 Cobank ACB, 6.250%
b,k
890,950
16,200 Equitable Holdings, Inc., 5.250%
k
371,304
425 First Horizon Bank, 3.750%
b,h,k
282,625
29,050 GMAC Capital Trust I, 6.177%
b
651,301
16,585 Hartford Financial Services Group,
Inc., 7.875%
b
441,493
9,925 J.P. Morgan Chase & Company,
4.750%
k
248,919
22,200 Morgan Stanley, 7.125%
b,k
589,188
2,675 Synovus Financial Corporation,
5.875%
b,k
58,181
1,641 Wells Fargo & Company,
Convertible, 7.500%
k
2,128,377
Total 7,939,630
Health Care (<0.1%)
207 Danaher Corporation, Convertible,
5.000% 222,241
Total 222,241
Industrials (0.1%)
308 Fortive Corporation, Convertible,
5.000% 265,253
2,171 Stanley Black & Decker, Inc.,
Convertible, 5.250% 194,261
Total 459,514

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
64
Shares Preferred Stock (1.6%) Value
Real Estate (<0.1%)
3,198 EPR Properties, Convertible,
5.750%
k
$ 58,236
Total 58,236
Utilities (0.1%)
268 Sempra Energy, Convertible,
6.000% 26,192
8,315 Southern Company, Convertible,
6.750% 366,359
Total 392,551
Total Preferred Stock
(cost $13,444,003) 12,166,449
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
4,798,557 Thrivent Cash Management Trust 4,798,557
Total Collateral Held for
Securities Loaned
(cost $4,798,557) 4,798,557
Shares or
Principal
Amount Short-Term Investments ( 10.6% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.007%, 7/7/2020
p
299,994
200,000 0.095%, 7/9/2020
p,q
199,995
200,000 0.200%, 7/13/2020
p,q
199,992
900,000 0.170%, 7/15/2020
p
899,958
200,000 0.114%, 8/7/2020
p,q
199,969
200,000 0.125%, 8/11/2020
p,q
199,966
200,000 0.150%, 8/19/2020
p
199,959
200,000 0.100%, 8/25/2020
p,q
199,954
200,000 0.120%, 9/1/2020
p,q
199,952
400,000 0.151%, 9/2/2020
p,q
399,902
Thrivent Core Short-Term Reserve
Fund
7,863,622 0.750% 78,714,851
U.S. Treasury Bills
300,000 0.131%, 9/17/2020
p,r
299,909
Total Short-Term Investments
(cost $81,924,083) 82,014,401
Total Investments (cost
$833,536,569) 108.1% $838,869,913
Other Assets and Liabilities, Net
(8.1%) (62,693,895)
Total Net Assets 100.0% $776,176,018
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2020.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $158,818,378 or 20.5%
of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
m Defaulted security.  Interest is not being accrued.
n In bankruptcy.  Interest is not being accrued.
o Non-income producing security.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
r All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
65
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 3,217,769
Common Stock 1,417,146
Total lending $4,634,915
Gross amount payable upon return of
collateral for securities loaned $4,798,557
Net amounts due to counterparty
$163,642
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

ESG Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
66
Shares Common Stock ( 85.4% ) Value
Communications Services (11.3%)
117 Alphabet, Inc., Class A
a
$ 165,912
120 Alphabet, Inc., Class C
a
169,633
367 CenturyLink, Inc. 3,681
62 Discovery, Inc., Class A
a
1,308
132 Discovery, Inc., Class C
a
2,542
113 Electronic Arts, Inc.
a
14,922
942 Facebook, Inc.
a
213,900
17 John Wiley and Sons, Inc. 663
64 Liberty Global plc, Class A
a
1,399
163 Liberty Global plc, Class C
a
3,506
56 New York Times Company 2,354
85 Omnicom Group, Inc. 4,641
11 Scholastic Corporation 329
1,620 Verizon Communications, Inc. 89,311
707 Walt Disney Company 78,838
Total 752,939
Consumer Discretionary (7.5%)
100 Aptiv plc 7,792
89 Aramark 2,009
32 Autoliv , Inc. 2,064
23 AutoNation, Inc.
a
864
91 Best Buy Company, Inc. 7,942
16 Booking Holdings, Inc.
a
25,478
81 BorgWarner, Inc. 2,859
11 Buckle, Inc. 173
33 Callaway Golf Company 578
57 Capri Holdings, Ltd.
a
891
64 CarMax, Inc.
a
5,731
14 Choice Hotels International, Inc. 1,105
12 Columbia Sportswear Company 967
50 Darden Restaurants, Inc. 3,789
11 Deckers Outdoor Corporation
a
2,160
15 Domino's Pizza, Inc. 5,542
9 Ethan Allen Interiors, Inc. 107
40 Foot Locker, Inc. 1,166
34 GameStop Corporation
a
148
84 Gap, Inc. 1,060
56 Garmin, Ltd. 5,460
135 Hanesbrands, Inc. 1,524
58 Harley-Davidson, Inc. 1,379
51 Hasbro, Inc. 3,823
109 Hilton Worldwide Holdings, Inc. 8,006
427 Home Depot, Inc. 106,968
8 Jack in the Box, Inc. 593
19 Knoll, Inc. 232
60 Kohl's Corporation 1,246
17 La-Z-Boy, Inc. 460
115 LKQ Corporation
a
3,013
300 Lowe's Companies, Inc. 40,536
108 Marriott International, Inc. 9,259
136 Mattel, Inc.
a
1,315
292 McDonald's Corporation 53,865
15 Meritage Homes Corporation
a
1,142
24 Mohawk Industries, Inc.
a
2,442
158 Newell Brands, Inc. 2,509
487 NIKE, Inc. 47,750
41 Nordstrom, Inc. 635
204 Office Depot, Inc. 479
16 Pool Corporation 4,350
28 PVH Corporation 1,345
70 Royal Caribbean Cruises, Ltd. 3,521
20 Signet Jewelers, Ltd. 205
460 Starbucks Corporation 33,851
58 Tesla, Inc.
a
62,629
Shares Common Stock (85.4%) Value
Consumer Discretionary (7.5%) - continued
43 Tiffany & Company $ 5,243
46 Tractor Supply Company 6,062
21 Ulta Beauty, Inc.
a
4,272
70 Under Armour , Inc., Class A
a
682
73 Under Armour , Inc., Class C
a
645
16 Vail Resorts, Inc. 2,914
131 VF Corporation 7,983
25 Whirlpool Corporation 3,238
30 Wolverine World Wide, Inc. 714
Total 502,715
Consumer Staples (6.7%)
218 Archer-Daniels-Midland Company 8,698
56 Bunge, Ltd. 2,303
71 Campbell Soup Company 3,524
49 Clorox Company 10,749
1,596 Coca-Cola Company 71,309
318 Colgate-Palmolive Company 23,297
64 Darling Ingredients, Inc.
a
1,576
87 Estee Lauder Companies, Inc. 16,415
237 General Mills, Inc. 14,611
33 Hain Celestial Group, Inc.
a
1,040
115 Hormel Foods Corporation 5,551
26 Ingredion, Inc. 2,158
45 J.M. Smucker Company 4,762
100 Kellogg Company 6,606
134 Kimberly-Clark Corporation 18,941
263 Kraft Heinz Company 8,387
314 Kroger Company 10,629
57 Lamb Weston Holdings, Inc. 3,644
48 McCormick & Company, Inc. 8,612
561 Mondelez International, Inc. 28,684
544 PepsiCo, Inc. 71,949
967 Procter & Gamble Company 115,624
189 Sysco Corporation 10,331
20 United Natural Foods, Inc.
a
364
Total 449,764
Energy (1.5%)
148 Apache Corporation 1,998
256 Baker Hughes Company 3,940
90 Cheniere Energy, Inc.
a
4,349
423 ConocoPhillips 17,774
17 Core Laboratories NV 345
150 Devon Energy Corporation 1,701
96 EQT Corporation 1,142
108 Hess Corporation 5,595
310 Marathon Oil Corporation 1,897
254 Marathon Petroleum Corporation 9,495
151 National Oilwell Varco, Inc. 1,850
190 Noble Energy, Inc. 1,702
350 Occidental Petroleum Corporation 6,405
162 ONEOK, Inc. 5,382
172 Phillips 66 12,367
65 Pioneer Natural Resources
Company 6,351
544 Schlumberger, Ltd. 10,004
202 Southwestern Energy Company
a
517
159 TechnipFMC plc 1,088
160 Valero Energy Corporation 9,411
Total 103,313
Financials (6.8%)
42 Air Lease Corporation 1,230

ESG Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
67
Shares Common Stock (85.4%) Value
Financials (6.8%) - continued
124 Allstate Corporation $ 12,027
147 Ally Financial, Inc. 2,915
269 American Express Company 25,609
48 Ameriprise Financial, Inc. 7,202
74 Arthur J. Gallagher & Company 7,214
16 Bank of Hawaii Corporation 983
314 Bank of New York Mellon
Corporation 12,136
60 BlackRock, Inc. 32,645
28 Cathay General Bancorp 736
453 Charles Schwab Corporation 15,284
177 Chubb, Ltd. 22,412
39 CIT Group, Inc. 808
167 Citizens Financial Group, Inc. 4,215
140 CME Group, Inc. 22,756
54 Comerica, Inc. 2,057
87 E*TRADE Financial Corporation 4,327
164 Equitable Holdings, Inc. 3,164
15 FactSet Research Systems, Inc. 4,927
67 First Republic Bank 7,101
117 Franklin Resources, Inc. 2,454
140 Hartford Financial Services Group,
Inc. 5,397
12 Heartland Financial USA, Inc. 401
217 Intercontinental Exchange, Inc. 19,877
21 International Bancshares
Corporation 672
151 Invesco, Ltd. 1,625
380 KeyCorp 4,628
34 Legg Mason, Inc. 1,692
77 Lincoln National Corporation 2,833
100 Loews Corporation 3,429
51 M&T Bank Corporation 5,302
197 Marsh & McLennan Companies,
Inc. 21,152
66 Moody's Corporation 18,132
183 New York Community Bancorp,
Inc. 1,867
78 Northern Trust Corporation 6,189
66 Old National Bancorp 908
174 People's United Financial, Inc. 2,013
170 PNC Financial Services Group,
Inc. 17,886
108 Principal Financial Group, Inc. 4,486
229 Progressive Corporation 18,345
155 Prudential Financial, Inc. 9,440
375 Regions Financial Corporation 4,170
95 S&P Global, Inc. 31,301
21 Signature Bank 2,245
139 State Street Corporation 8,833
20 SVB Financial Group
a
4,311
92 T. Rowe Price Group, Inc. 11,362
106 TD Ameritrade Holding
Corporation 3,856
100 Travelers Companies, Inc. 11,405
526 Truist Financial Corporation 19,751
82 Umpqua Holdings Corporation 872
52 Voya Financial, Inc. 2,426
50 Willis Towers Watson plc 9,848
64 Zions Bancorporations NA 2,176
Total 451,032
Health Care (9.5%)
692 AbbVie, Inc. 67,941
18 ABIOMED, Inc.
a
4,348
Shares Common Stock (85.4%) Value
Health Care (9.5%) - continued
122 Agilent Technologies, Inc. $ 10,781
29 Align Technology, Inc.
a
7,959
60 AmerisourceBergen Corporation 6,046
231 Amgen, Inc. 54,484
106 Becton, Dickinson and Company 25,363
68 Biogen, Inc.
a
18,193
70 BioMarin Pharmaceutical, Inc.
a
8,634
15 Bio- Techne Corporation 3,961
884 Bristol-Myers Squibb Company 51,979
114 Cardinal Health, Inc. 5,950
230 Centene Corporation
a
14,616
122 Cerner Corporation 8,363
146 Cigna Holding Company 27,397
19 Cooper Companies, Inc. 5,389
34 DaVita, Inc.
a
2,691
87 Dentsply Sirona, Inc. 3,833
246 Edwards Lifesciences Corporation
a
17,001
495 Gilead Sciences, Inc. 38,085
106 HCA Healthcare, Inc. 10,288
56 Henry Schein, Inc.
a
3,270
103 Hologic , Inc.
a
5,871
52 Humana, Inc. 20,163
33 IDEXX Laboratories, Inc.
a
10,895
76 IQVIA Holding, Inc.
a
10,783
22 Jazz Pharmaceuticals, Inc.
a
2,427
38 Laboratory Corporation of America
Holdings
a
6,312
32 Mednax , Inc.
a
547
993 Merck & Company, Inc. 76,789
9 Mettler -Toledo International, Inc.
a
7,250
32 Patterson Companies, Inc. 704
52 Quest Diagnostics, Inc. 5,926
57 ResMed , Inc. 10,944
43 Select Medical Holdings
Corporation
a
633
28 Teladoc Health, Inc.
a
5,344
36 Varian Medical Systems, Inc.
a
4,411
102 Vertex Pharmaceuticals, Inc.
a
29,612
24 Waters Corporation
a
4,330
29 West Pharmaceutical Services,
Inc. 6,588
186 Zoetis, Inc. 25,489
Total 631,590
Industrials (7.6%)
225 3M Company 35,098
53 A.O. Smith Corporation 2,497
36 Acco Brands Corporation 256
16 Acuity Brands, Inc. 1,532
25 AGCO Corporation 1,386
36 Allegion plc 3,680
4 AMERCO 1,209
15 Applied Industrial Technologies,
Inc. 936
10 ArcBest Corporation 265
21 ASGN, Inc.
a
1,400
23 Avis Budget Group, Inc.
a
526
43 Builders FirstSource , Inc.
a
890
53 C.H. Robinson Worldwide, Inc. 4,190
215 Caterpillar, Inc. 27,197
82 Copart , Inc.
a
6,828
303 CSX Corporation 21,131
59 Cummins, Inc. 10,222
117 Deere & Company 18,387
63 Delta Air Lines, Inc. 1,767

ESG Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
68
Shares Common Stock (85.4%) Value
Industrials (7.6%) - continued
16 Deluxe Corporation $ 377
57 Dover Corporation 5,504
162 Eaton Corporation plc 14,172
10 Echo Global Logistics, Inc.
a
216
22 EMCOR Group, Inc. 1,455
66 Expeditors International of
Washington, Inc. 5,019
20 Exponent, Inc. 1,619
225 Fastenal Company 9,639
49 Flowserve Corporation 1,397
118 Fortive Corporation 7,984
55 Fortune Brands Home and
Security, Inc. 3,516
66 Graco , Inc. 3,167
17 Granite Construction, Inc. 325
12 H&E Equipment Services, Inc. 222
64 HD Supply Holdings, Inc.
a
2,218
7 Heidrick & Struggles International,
Inc. 151
16 HNI Corporation 489
7 ICF International, Inc. 454
149 IHS Markit , Ltd. 11,250
125 Illinois Tool Works, Inc. 21,856
22 Interface, Inc. 179
299 Johnson Controls International plc 10,208
38 Kansas City Southern 5,673
12 Kelly Services, Inc. 190
14 Lennox International, Inc. 3,262
22 Lincoln Electric Holdings, Inc. 1,853
209 Linde Public Limited Company 44,331
23 Manpower, Inc. 1,581
109 Masco Corporation 5,473
26 Meritor, Inc.
a
515
22 Middleby Corporation
a
1,737
101 Norfolk Southern Corporation 17,733
41 Owens Corning, Inc. 2,286
136 PACCAR, Inc. 10,180
50 Parker-Hannifin Corporation 9,164
56 Quanta Services, Inc. 2,197
11 Resources Connection, Inc. 132
45 Robert Half International, Inc. 2,377
46 Rockwell Automation, Inc. 9,798
42 Roper Industries, Inc. 16,307
20 Ryder System, Inc. 750
62 Sensata Technologies Holding plc
a
2,308
20 Snap-On, Inc. 2,770
57 Southwest Airlines Company 1,948
39 Spirit Aerosystems Holdings, Inc. 934
60 Stanley Black & Decker, Inc. 8,363
33 Steelcase, Inc. 398
7 Tennant Company 455
21 Tetra Tech, Inc. 1,662
27 Timken Company 1,228
93 Trane Technologies plc 8,275
74 TransUnion 6,441
15 TrueBlue , Inc.
a
229
270 Union Pacific Corporation 45,649
275 United Parcel Service, Inc. 30,575
29 United Rentals, Inc.
a
4,322
18 W.W. Grainger, Inc. 5,655
71 Wabtec Corporation 4,087
71 Xylem, Inc. 4,612
Total 506,264
Shares Common Stock (85.4%) Value
Information Technology (27.9%)
249 Accenture plc $ 53,465
189 Adobe, Inc.
a
82,274
458 Advanced Micro Devices, Inc.
a
24,095
144 Analog Devices, Inc. 17,660
34 ANSYS, Inc.
a
9,919
360 Applied Materials, Inc. 21,762
86 Autodesk, Inc.
a
20,570
169 Automatic Data Processing, Inc. 25,162
110 Cadence Design Systems, Inc.
a
10,556
1,661 Cisco Systems, Inc. 77,469
46 Citrix Systems, Inc. 6,804
68 Cognex Corporation 4,061
215 Cognizant Technology Solutions
Corporation 12,216
73 CommScope Holding Company,
Inc.
a
608
299 Corning, Inc. 7,744
95 Dell, Inc.
a
5,219
24 F5 Networks, Inc.
a
3,348
197 Flextronics International, Ltd.
a
2,019
57 Fortinet, Inc.
a
7,824
506 Hewlett Packard Enterprise
Company 4,923
561 HP, Inc. 9,778
1,675 Intel Corporation 100,215
348 International Business Machines
Corporation 42,028
102 Intuit, Inc. 30,211
15 Itron , Inc.
a
994
74 Keysight Technologies, Inc.
a
7,458
57 Lam Research Corporation 18,437
350 MasterCard, Inc. 103,495
94 Microchip Technology, Inc. 9,899
2,830 Microsoft Corporation 575,933
67 Motorola Solutions, Inc. 9,389
223 NortonLifeLock , Inc. 4,422
240 NVIDIA Corporation 91,178
879 Oracle Corporation 48,582
20 Paycom Software, Inc.
a
6,195
436 PayPal Holdings, Inc.
a
75,964
13 Plantronics, Inc. 191
330 Salesforce.com, Inc.
a
61,819
74 ServiceNow , Inc.
a
29,975
67 Skyworks Solutions, Inc. 8,567
61 Splunk , Inc.
a
12,121
131 TE Connectivity, Ltd. 10,683
42 Teradata Corporation
a
874
366 Texas Instruments, Inc. 46,471
98 Trimble, Inc.
a
4,233
668 Visa, Inc. 129,038
32 VMware, Inc.
a
4,956
162 Western Union Company 3,503
65 Workday, Inc.
a
12,178
73 Xerox Holdings Corporation 1,116
Total 1,857,601
Materials (2.0%)
86 Air Products and Chemicals, Inc. 20,766
42 Albemarle Corporation 3,243
628 Amcor plc 6,412
33 Avery Dennison Corporation 3,765
83 Axalta Coating Systems, Ltd.
a
1,872
128 Ball Corporation 8,895
13 Compass Minerals International,
Inc. 634

ESG Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
69
Shares Common Stock (85.4%) Value
Materials (2.0%) - continued
21 Domtar Corporation $ 443
102 Ecolab, Inc. 20,293
19 H.B. Fuller Company 847
33 International Flavors & Fragrances,
Inc. 4,041
13 Minerals Technologies, Inc. 610
141 Mosaic Company 1,764
316 Newmont Mining Corporation 19,510
118 Nucor Corporation 4,886
92 PPG Industries, Inc. 9,757
10 Schnitzer Steel Industries, Inc. 176
61 Sealed Air Corporation 2,004
33 Sherwin-Williams Company 19,069
39 Sonoco Products Company 2,039
Total 131,026
Real Estate (2.9%)
173 American Tower Corporation 44,727
55 AvalonBay Communities, Inc. 8,505
58 Boston Properties, Inc. 5,242
131 CBRE Group, Inc.
a
5,924
42 Corporate Office Properties Trust 1,064
103 Digital Realty Trust, Inc. 14,637
144 Duke Realty Corporation 5,096
33 Equinix , Inc. 23,176
146 Equity Residential 8,588
28 Federal Realty Investment Trust 2,386
198 Healthpeak Properties, Inc. 5,457
276 Host Hotels & Resorts, Inc. 2,978
113 Iron Mountain, Inc. 2,949
20 Jones Lang LaSalle, Inc. 2,069
45 Macerich Company 404
25 PotlatchDeltic Corporation 951
289 Prologis, Inc. 26,972
43 Realogy Holdings Corporation 319
44 SBA Communications Corporation 13,109
120 Simon Property Group, Inc. 8,206
115 UDR, Inc. 4,299
64 Vornado Realty Trust 2,445
292 Weyerhaeuser Company 6,558
Total 196,061
Utilities (1.7%)
260 AES Corporation 3,767
96 Alliant Energy Corporation 4,593
71 American Water Works Company,
Inc. 9,135
48 Atmos Energy Corporation 4,780
25 Avista Corporation 910
197 CenterPoint Energy, Inc. 3,678
111 CMS Energy Corporation 6,485
131 Consolidated Edison, Inc. 9,423
87 Essential Utilities, Inc. 3,675
129 Eversource Energy 10,742
212 FirstEnergy Corporation 8,221
78 MDU Resources Group, Inc. 1,730
37 New Jersey Resources
Corporation 1,208
150 NiSource, Inc. 3,411
12 Northwest Natural Holding
Company 669
78 OGE Energy Corporation 2,368
16 Ormat Technologies, Inc. 1,016
301 PPL Corporation 7,778
Shares Common Stock (85.4%) Value
Utilities (1.7%) - continued
114 Sempra Energy $ 13,364
82 UGI Corporation 2,607
124 WEC Energy Group, Inc. 10,869
Total 110,429
Total Common Stock
(cost $5,374,650) 5,692,734
Shares
Registered Investment
Companies ( 13.8% ) Value
Unaffiliated  (13.8%)
13,173 iShares ESG MSCI USA ETF 921,978
Total 921,978
Total Registered Investment
Companies (cost $905,835) 921,978
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
5,362 0.750% 53,670
Total Short-Term Investments
(cost $53,668) 53,670
Total Investments (cost
$6,334,153) 100.0% $6,668,382
Other Assets and Liabilities, Net
<0.1% 115
Total Net Assets 100.0% $6,668,497
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
70
Shares Common Stock ( 81.9% ) Value
Communications Services (5.8%)
47,299 Activision Blizzard, Inc. $ 3,589,994
10,627 Alphabet, Inc., Class A
a
15,069,617
1,667 Alphabet, Inc., Class C
a
2,356,488
10,798 AMC Entertainment Holdings, Inc. 46,323
1,676 AMC Networks, Inc.
a
39,202
525,329 Auto Trader Group plc
b
3,420,278
42,710 Carsales.com, Ltd. 528,698
7,964 Cinemark Holdings, Inc. 91,984
114,391 Comcast Corporation 4,458,961
3,022 Consolidated Communications
Holdings, Inc.
a
20,459
47,640 Discovery, Inc., Class A
a
1,005,204
3,903 EchoStar Corporation
a
109,128
25,227 Facebook, Inc.
a
5,728,295
35,242 Gannett Company, Inc. 48,634
1,188 Hemisphere Media Group, Inc.
a
11,678
267,000 HKT Trust and HKT, Ltd. 391,814
175 IAC/InterActiveCorp
a
56,595
6,596 Interpublic Group of Companies,
Inc. 113,187
8,758 Ipsos SA 220,788
25,900 KDDI Corporation 772,782
7,435 Lions Gate Entertainment
Corporation, Class A
a
55,093
6,015 Lions Gate Entertainment
Corporation, Class B
a
41,082
82,078 Live Nation Entertainment, Inc.
a
3,638,518
334 Madison Square Garden
Entertainment Corporation
a
25,050
291,527 Mediaset Espana Comunicacion
SA
a
1,081,290
5,994 Meredith Corporation 87,213
1,564 News Corporation 18,690
2,700 NEXON Company, Ltd. 60,902
2,300 Nintendo Company, Ltd. 1,028,258
10,200 Nippon Telegraph & Telephone
Corporation 237,654
41,100 NTT DOCOMO, Inc. 1,091,124
25,229 ORBCOMM, Inc.
a
97,132
22,317 Rightmove plc 150,852
3,483 RingCentral, Inc.
a
992,690
1,471 Scholastic Corporation 44,042
116,927 Seven West Media, Ltd.
a
7,477
143,600 SoftBank Corporation 1,830,359
31,400 SoftBank Group Corporation 1,583,429
3,560 Take-Two Interactive Software,
Inc.
a
496,869
94,800 TV Asahi Holdings Corporation 1,381,189
94,862 Uber Technologies, Inc.
a
2,948,311
120,725 Verizon Communications, Inc. 6,655,569
936 ViacomCBS, Inc. 21,828
21,018 Wolters Kluwer NV 1,641,618
Total 63,296,348
Consumer Discretionary (9.7%)
813 Aaron's, Inc. 36,910
1,000 ABC-MART, Inc. 58,663
3,116 Abercrombie & Fitch Company 33,154
3,679 Adient plc
a
60,409
11,122 Amazon.com, Inc.
a
30,683,596
9,140 American Eagle Outfitters, Inc. 99,626
535 American Public Education, Inc.
a
15,836
5,600 AOKI Holdings, Inc. 32,530
67,001 Aptiv plc 5,220,718
4,444 At Home Group, Inc.
a
28,842
Shares Common Stock (81.9%) Value
Consumer Discretionary (9.7%) - continued
11,500 Autobacs Seven Company, Ltd. $ 145,310
1,232 AutoZone, Inc.
a
1,389,844
94,619 B&M European Value Retail SA 465,752
4,822 Beazer Homes USA, Inc.
a
48,558
17,744 Bed Bath & Beyond, Inc. 188,086
19,181 Berkeley Group Holdings plc 987,822
2,614 Big Lots, Inc. 109,788
2,226 BJ's Restaurants, Inc. 46,612
1,399 Bloomin' Brands, Inc. 14,913
7,700 Bridgestone Corporation 248,521
11,474 Bright Horizons Family Solutions,
Inc.
a
1,344,753
5,988 Burlington Stores, Inc.
a
1,179,217
1,997 Caleres, Inc. 16,655
2,765 Camping World Holdings, Inc. 75,097
5,215 Capri Holdings, Ltd.
a
81,510
4,625 Carnival Corporation 75,942
2,459 Century Casinos, Inc.
a
10,205
1,434 Century Communities, Inc.
a
43,966
32,561 Chico's FAS, Inc. 44,934
562 Children's Place, Inc. 21,030
3,068 Chipotle Mexican Grill, Inc.
a
3,228,640
14,500 Chiyoda Company, Ltd. 158,841
78 Churchill Downs, Inc. 10,386
151,900 Citizen Watch Company, Ltd. 495,164
24,244 Cooper-Standard Holdings, Inc.
a
321,233
1,547 Cracker Barrel Old Country Store,
Inc. 171,578
4,584 Culp, Inc. 39,468
30,137 D.R. Horton, Inc. 1,671,097
3,561 Dana, Inc. 43,409
833 Darden Restaurants, Inc. 63,116
4,440 Dave & Buster's Entertainment,
Inc. 59,185
558 Deckers Outdoor Corporation
a
109,586
74,500 Denso Corporation 2,921,670
4,387 Designer Brands, Inc. 29,700
2,005 Dick's Sporting Goods, Inc. 82,726
1,683 Dine Brands Global, Inc. 70,854
35,053 Dollarama, Inc. 1,166,023
2,479 Domino's Pizza, Inc. 915,842
16,766 Duluth Holdings, Inc.
a
123,565
2,914 Eldorado Resorts, Inc.
a
116,735
6,232 Emerald Holding, Inc 19,195
3,516 Ethan Allen Interiors, Inc. 41,594
5,520 Etsy, Inc.
a
586,390
1,200 Exedy Corporation 17,914
5,292 Express, Inc.
a
8,150
3,566 Extended Stay America, Inc. 39,904
800 Fast Retailing Company, Ltd. 459,818
16,088 Five Below, Inc.
a
1,719,968
6,401 Foot Locker, Inc. 186,653
3,478 Fossil, Inc.
a
16,173
268,000 Galaxy Entertainment Group, Ltd. 1,838,413
12,954 GameStop Corporation
a
56,220
3,998 Gap, Inc. 50,455
6,553 Garrett Motion, Inc.
a
36,304
4,352 Genuine Parts Company 378,450
1,410 G-III Apparel Group, Ltd.
a
18,739
6,308 Goodyear Tire & Rubber Company 56,425
1,611 Grand Canyon Education, Inc.
a
145,844
11,852 GVC Holdings plc 108,634
420 Hermes International 352,634
25,018 Home Depot, Inc. 6,267,259
1,142 Hooker Furniture Corporation 22,212

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
71
Shares Common Stock (81.9%) Value
Consumer Discretionary (9.7%) - continued
1,192 Hovnanian Enterprises, Inc.
a
$ 27,881
47,631 Industria de Diseno Textil SA 1,263,809
989 Jack in the Box, Inc. 73,275
3,640 KB Home 111,675
7,955 Knoll, Inc. 96,971
4,998 Kohl's Corporation 103,808
1,840 Kontoor Brands, Inc. 32,770
6,032 L Brands, Inc. 90,299
5,071 Lear Corporation 552,840
41,335 Lowe's Companies, Inc. 5,585,185
8,919 Macy's, Inc. 61,363
334 Madison Square Garden Sports
Corporation
a
49,061
3,466 Marcus Corporation 45,994
435 Marriott Vacations Worldwide
Corporation 35,761
23,245 Mattel, Inc.
a
224,779
11,882 Michaels Companies, Inc.
a
84,006
2,901 Modine Manufacturing Company
a
16,014
6,825 Mohawk Industries, Inc.
a
694,512
198,072 Moneysupermarket.com Group plc 794,543
313 Newell Brands, Inc. 4,970
55,300 NHK Spring Company, Ltd. 359,653
39,103 NIKE, Inc. 3,834,049
32,600 Nissan Motor Company, Ltd. 120,895
5,236 Nordstrom, Inc. 81,106
7,298 Norwegian Cruise Line Holdings,
Ltd.
a
119,906
211 NVR, Inc.
a
687,596
17,882 Office Depot, Inc. 42,023
13,384 Ollie's Bargain Outlet Holdings,
Inc.
a
1,306,948
9,200 Onward Holdings Company, Ltd. 27,190
2,600 Oriental Land Company, Ltd. 343,580
4,734 Park Hotels & Resorts, Inc. 46,819
28,393 Party City Holdco, Inc.
a
42,306
11,841 Penn National Gaming, Inc.
a
361,624
27,489 Planet Fitness, Inc.
a
1,665,009
52,794 Playa Hotels and Resorts NV
a
191,114
10,000 PLENUS Company, Ltd. 166,028
132 Pool Corporation 35,887
5,639 PulteGroup, Inc. 191,895
1,336 PVH Corporation 64,195
15,805 Qurate Retail, Inc.
a
150,147
753 Red Robin Gourmet Burgers, Inc.
a
7,681
20,730 Red Rock Resorts, Inc. 226,164
124,429 Redrow plc 663,586
4,498 Restaurant Brands International,
Inc. 245,726
18,800 Rinnai Corporation 1,574,372
2,782 Royal Caribbean Cruises, Ltd. 139,935
8,855 Ruth's Hospitality Group, Inc. 72,257
3,969 Sally Beauty Holdings, Inc.
a
49,732
27,300 Sangetsu Company, Ltd. 386,576
533 SeaWorld Entertainment, Inc.
a
7,894
12,500 SHIMAMURA Company, Ltd. 846,651
5,722 Signet Jewelers, Ltd. 58,765
7,954 Six Flags Entertainment
Corporation 152,796
9,181 Skyline Corporation
a
223,466
19,700 Sony Corporation 1,359,895
29,924 Sony Corporation ADR 2,068,646
7,129 Standard Motor Products, Inc. 293,715
268,800 Sumitomo Electric Industries, Ltd. 3,100,797
6,400 Sumitomo Forestry Company, Ltd. 80,519
Shares Common Stock (81.9%) Value
Consumer Discretionary (9.7%) - continued
132,400 Sumitomo Rubber Industries, Ltd. $ 1,311,356
13,366 Super Retail Group, Ltd. 75,201
1,909 Super Retail Group, Ltd. Rights
a,c
0
7,362 Tailored Brands, Inc. 6,906
4,000 Takara Standard Company, Ltd. 56,733
13,233 Taylor Morrison Home Corporation
a
255,265
467,611 Taylor Wimpey plc 825,335
7,643 Tenneco, Inc.
a
57,781
14,567 Texas Roadhouse, Inc. 765,787
2,659 Thor Industries, Inc. 283,263
8,353 Toll Brothers, Inc. 272,224
3,031 TopBuild Corporation
a
344,837
19,100 Toyoda Gosei Company, Ltd. 399,067
6,200 Toyota Motor Corporation 389,881
4,978 Tri Pointe Homes, Inc.
a
73,127
6,787 Tupperware Brands Corporation 32,238
3,904 Ulta Beauty, Inc.
a
794,152
1,911 Urban Outfitters, Inc.
a
29,085
1,231 Vail Resorts, Inc. 224,227
81 Wayfair, Inc.
a
16,006
2,661 Wendy's Company 57,957
150 Williams-Sonoma, Inc. 12,301
4,383 Wingstop, Inc. 609,106
3,481 Workhorse Group, Inc.
a
60,535
11,500 Z Holdings Corporation 56,439
Total 105,390,433
Consumer Staples (2.8%)
468 Andersons, Inc. 6,440
16,400 Arcs Company, Ltd. 330,459
1,096 B&G Foods, Inc. 26,720
5,503 BJ's Wholesale Club Holdings,
Inc.
a
205,097
21,494 Carlsberg AS 2,850,280
5,992 Casey's General Stores, Inc. 895,924
1,519 Central Garden & Pet Company
a
54,669
12,522 e.l.f. Beauty, Inc.
a
238,794
2,369 Edgewell Personal Care Company
a
73,818
580 Energizer Holdings, Inc. 27,544
21,277 ForFarmers BV 130,041
5,160 Glanbia plc 58,637
1,827 Hain Celestial Group, Inc.
a
57,569
1,100 Japan Tobacco, Inc. 20,430
5,600 Kao Corporation 444,404
14,000 Kewpie Corporation 263,816
9,488 Kimberly-Clark Corporation 1,341,129
11,926 Lamb Weston Holdings, Inc. 762,429
102 Lindt & Spruengli AG 842,453
2,884 L'Oreal SA
a
930,797
854 McCormick & Company, Inc. 153,216
5,200 Ministop Company, Ltd. 72,907
6,684 Monster Beverage Corporation
a
463,335
58,925 Nestle SA 6,533,052
33,676 Philip Morris International, Inc. 2,359,341
1,306 Seneca Foods Corporation
a
44,156
5,500 Shiseido Company, Ltd. 350,463
12,637 Simply Good Foods Company
a
234,795
1,913 Sprouts Farmers Markets, Inc.
a
48,954
30,100 Sugi Holdings Company, Ltd. 2,041,207
50,300 Sundrug Company, Ltd. 1,664,716
2,190 TreeHouse Foods, Inc.
a
95,922
18,935 Turning Point Brands, Inc. 471,671
2,400 Unicharm Corporation 98,430
27,247 Unilever NV 1,452,742
3,641 Vector Group, Ltd. 36,628

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
72
Shares Common Stock (81.9%) Value
Consumer Staples (2.8%) - continued
44,815 Wal-Mart Stores, Inc. $ 5,367,941
Total 31,050,926
Energy (2.3%)
31,207 Antero Midstream Corporation 159,156
7,950 Apache Corporation 107,325
50,165 Archrock, Inc. 325,571
75,104 BP plc ADR 1,751,425
11,409 Centennial Resource
Development, Inc.
a
10,154
4,005 ChampionX Corporation
a
39,089
23,568 Chevron Corporation 2,102,973
12,144 Cimarex Energy Company 333,839
14,248 CNX Resources Corporation
a
123,245
5,287 Concho Resources, Inc. 272,281
20,360 ConocoPhillips 855,527
7,414 Continental Resources, Inc. 129,967
5,417 Core Laboratories NV 110,073
2,334 Delek US Holdings, Inc. 40,635
14,972 Devon Energy Corporation 169,782
1,227 Diamondback Energy, Inc. 51,313
240,500 Eneos Holdings, Inc. 857,278
72,971 Eni SPA 699,498
21,919 EnLink Midstream, LLC 53,482
52,480 Enterprise Products Partners, LP 953,562
18,984 EQT Corporation 225,910
14,438 Equitrans Midstream Corporation 119,980
6,976 Exterran Corporation
a
37,601
16,740 Exxon Mobil Corporation 748,613
10,323 Frank's International NV
a
23,020
2,477 Gaztransport Et Technigaz SA 190,079
15,836 Gran Tierra Energy, Inc.
a
5,482
51,066 Halliburton Company 662,837
5,415 Helmerich & Payne, Inc. 105,647
24,063 John Wood Group plc 57,698
11,943 Kosmos Energy, Ltd. 19,825
7,336 Liberty Oilfield Services, Inc. 40,201
152,812 Marathon Oil Corporation 935,209
45,435 Marathon Petroleum Corporation 1,698,360
617 Nabors Industries, Ltd. 22,841
7,973 NexTier Oilfield Solutions, Inc.
a
19,534
20,281 Nine Energy Service, Inc.
a
39,548
11,634 Noble Energy, Inc. 104,241
8,854 Oceaneering International, Inc.
a
56,577
7,248 OMV AG
a
244,575
9,299 Patterson-UTI Energy, Inc. 32,268
3,804 PBF Energy, Inc. 38,953
1,802 PDC Energy, Inc.
a
22,417
5,389 Peabody Energy Corporation 15,520
16,065 Pioneer Natural Resources
Company 1,569,551
6,148 Plains GP Holdings, LP 54,717
3,139 ProPetro Holding Corporation
a
16,134
25,125 QEP Resources, Inc. 32,411
6,361 Range Resources Corporation 35,812
127,713 Royal Dutch Shell plc, Class A 2,044,840
206,560 Royal Dutch Shell plc, Class B 3,131,500
7,091 RPC, Inc.
a
21,840
1,872 SM Energy Company 7,020
22,746 Southwestern Energy Company
a
58,230
11,032 Talos Energy, Inc.
a
101,494
2,482 Targa Resources Corporation 49,814
20,604 TC Energy Corporation 880,253
73,077 Total SA 2,817,721
73,077 Total SA Rights
a,c
10,700
Shares Common Stock (81.9%) Value
Energy (2.3%) - continued
24,460 Transocean, Ltd.
a
$ 44,762
Total 25,489,910
Financials (11.9%)
210 1st Source Corporation 7,472
116,491 AB Industrivarden
a
2,655,298
41,467 Aflac, Inc. 1,494,056
7,826 AG Mortgage Investment Trust,
Inc. 24,965
51,200 AIA Group, Ltd. 479,109
966 Alleghany Corporation 472,509
30,818 Allianz SE 6,297,396
1,194 American Equity Investment Life
Holding Company 29,504
32,690 American Express Company 3,112,088
18,684 American Financial Group, Inc. 1,185,687
31,225 American International Group, Inc. 973,595
2,076 Ameriprise Financial, Inc. 311,483
9,253 Ameris Bancorp 218,278
1,400 Aozora Bank, Ltd. 24,412
1,210 Argo Group International Holdings,
Ltd. 42,144
5,439 Arthur J. Gallagher & Company 530,248
2,109 Artisan Partners Asset
Management, Inc. 68,543
10,567 Associated Banc-Corp 144,557
7,459 Assured Guaranty, Ltd. 182,074
24,353 Baloise Holding AG 3,668,792
305,537 Bank Leumi Le-Israel BM 1,536,214
242,338 Bank of America Corporation 5,755,528
814 Bank of Marin Bancorp 27,131
39,918 Bank of Montreal 2,124,687
3,286 Bank OZK 77,122
4,632 BankFinancial Corporation 38,909
3,204 BankUnited, Inc. 64,881
7,648 Banner Corporation 290,624
1,962 Blackstone Mortgage Trust, Inc. 47,265
1,177 BOK Financial Corporation 66,430
25,024 Boston Private Financial Holdings,
Inc. 172,165
3,920 Brighthouse Financial, Inc.
a
109,054
28,316 BrightSphere Investment Group 352,817
1,769 Brown & Brown, Inc. 72,104
2,409 Byline Bancorp, Inc. 31,558
43,663 Capital One Financial Corporation 2,732,867
78,319 Charles Schwab Corporation 2,642,483
12,366 Chubb, Ltd. 1,565,783
254,058 CI Financial Corporation 3,231,866
3,396 Cincinnati Financial Corporation 217,446
7,796 CIT Group, Inc. 161,611
102,868 Citigroup, Inc. 5,256,555
12,971 Citizens Financial Group, Inc. 327,388
37,248 Colony Capital, Inc. 89,395
28,434 Comerica, Inc. 1,083,335
45,021 Commonwealth Bank of Australia 2,174,253
7,162 Community Trust Bancorp, Inc. 234,627
8,367 Cullen/Frost Bankers, Inc. 625,099
182,000 DBS Group Holdings, Ltd. 2,738,524
8,935 Deutsche Boerse AG 1,617,020
68,521 Deutsche Pfandbriefbank AG
a,b
501,357
265 Diamond Hill Investment Group,
Inc. 30,123
6,248 Discover Financial Services 312,962
181,859 DnB ASA
a
2,427,363
3,907 East West Bancorp, Inc. 141,590

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
73
Shares Common Stock (81.9%) Value
Financials (11.9%) - continued
1,467 Encore Capital Group, Inc.
a
$ 50,142
2,145 Enterprise Financial Services
Corporation 66,752
7,714 Essent Group, Ltd. 279,787
43,965 Euronext NV
b
4,425,244
58,396 Everi Holdings, Inc.
a
301,323
1,192 FBL Financial Group, Inc. 42,781
698 Federal Agricultural Mortgage
Corporation 44,679
2,776 Fifth Third Bancorp 53,521
4,637 Financial Institutions, Inc. 86,295
3,787 First American Financial
Corporation 181,852
596 First Bancshares, Inc. 13,410
7,758 First Busey Corporation 144,687
985 First Citizens BancShares, Inc. 398,945
3,925 First Financial Corporation 144,597
6,820 First Interstate BancSystem, Inc. 211,147
5,718 First Midwest Bancorp, Inc. 76,335
747 First of Long Island Corporation 12,206
3,902 First Republic Bank 413,573
429,454 FlexiGroup, Ltd. 341,116
4,028 Goldman Sachs Group, Inc. 796,013
10,039 Granite Point Mortgage Trust, Inc. 72,080
6,837 Great Southern Bancorp, Inc. 275,941
8,087 Great Western Bancorp, Inc. 111,277
687 Groupe Bruxelles Lambert SA 57,543
6,260 Hamilton Lane, Inc. 421,736
5,558 Hancock Whitney Corporation 117,830
653 Hanmi Financial Corporation 6,341
4,404 Hanover Insurance Group, Inc. 446,257
38,988 Hartford Financial Services Group,
Inc. 1,502,987
5,996 Heritage Commerce Corporation 45,000
653 Heritage Financial Corporation 13,060
5,458 Hometrust Bancshares, Inc. 87,328
8,231 Horizon Bancorp, Inc. 87,989
502 Houlihan Lokey, Inc. 27,931
136,962 HSBC Holdings plc 636,541
8,211 Independent Bank Corporation 121,933
10,658 Interactive Brokers Group, Inc. 445,185
2,390 International Bancshares
Corporation 76,528
714,920 Israel Discount Bank, Ltd. 2,180,495
16,049 J.P. Morgan Chase & Company 1,509,569
165 Janus Henderson Group plc 3,491
22,800 Japan Exchange Group, Inc. 528,047
49,900 Japan Post Bank Company, Ltd. 371,117
8,200 Japan Post Holdings Company,
Ltd. 58,521
3,368 Kemper Corporation 244,247
81,850 KeyCorp 996,933
5,805 L E Lundbergforetagen AB
a
264,613
2,354 Lakeland Bancorp, Inc. 26,906
46,361 Laurentian Bank of Canada
d
976,668
3,181 Loews Corporation 109,076
3,659 M&T Bank Corporation 380,426
93,934 Manulife Financial Corporation 1,277,962
1,802 Mercantile Bank Corporation 40,725
36,089 MetLife, Inc. 1,317,970
6,571 MidWestOne Financial Group, Inc. 131,420
101,600 Mitsubishi UFJ Financial Group,
Inc. 399,849
15,900 Mizrahi Tefahot Bank, Ltd. 298,763
57,798 Morgan Stanley 2,791,643
Shares Common Stock (81.9%) Value
Financials (11.9%) - continued
165 Morningstar, Inc. $ 23,260
4,763 Mr. Cooper Group, Inc.
a
59,252
6,300 MS and AD Insurance Group
Holdings, Inc. 173,494
2,404 MSCI, Inc. 802,503
20,117 National Bank of Canada 911,607
109 National Western Life Group, Inc. 22,148
689 NBT Bancorp, Inc. 21,194
4,184 Northern Trust Corporation 331,959
2,897 Northwest Bancshares, Inc. 29,622
1,394 OFG Bancorp 18,638
1,418 Old Republic International
Corporation 23,128
4,109 Old Second Bancorp, Inc. 31,968
11,694 Onex Corporation 528,280
2,472 PacWest Bancorp 48,723
13,422 Paragon Banking Group plc 58,303
12,091 Pargesa Holding SA 916,757
197 Park National Corporation 13,865
1,536 Peoples Bancorp, Inc. 32,686
19,900 Popular, Inc. 739,683
48,338 Power Corporation of Canada 850,259
12,785 Premier Financial Corporation 225,911
9,290 Prosight Global, Inc.
a
82,681
1,012 Provident Financial Services, Inc. 14,623
6,721 QCR Holdings, Inc. 209,561
6,749 Radian Group, Inc. 104,677
38,947 Raymond James Financial, Inc. 2,680,722
11,098 Redwood Trust, Inc. 77,686
6,870 Reinsurance Group of America,
Inc. 538,883
4,376 Renasant Corporation 108,962
25,742 Royal Bank of Canada 1,746,535
10,914 S&P Global, Inc. 3,595,945
968 Safety Insurance Group, Inc. 73,820
1,213 Sandy Spring Bancorp, Inc. 30,058
7,007 Santander Consumer USA
Holdings, Inc. 128,999
10,256 Seacoast Banking Corporation of
Florida
a
209,222
12,789 SEI Investments Company 703,139
894 Selective Insurance Group, Inc. 47,150
15,100 Senshu Ikeda Holdings, Inc. 22,531
122 Signature Bank 13,044
35,500 Singapore Exchange, Ltd. 213,627
3,799 SLM Corporation 26,707
9,145 Spirit of Texas Bancshares, Inc.
a
112,575
6,320 Starwood Property Trust, Inc. 94,547
93,507 Sun Life Financial, Inc. 3,436,258
4,534 SVB Financial Group
a
977,213
9,969 Swiss Life Holding AG 3,708,655
21,454 Synovus Financial Corporation 440,451
3,396 T. Rowe Price Group, Inc. 419,406
1,181 TCF Financial Corporation 34,745
1,625 Territorial Bancorp, Inc. 38,659
985 Texas Capital Bancshares, Inc.
a
30,407
7,295 TMX Group, Ltd. 721,279
17,600 Tokio Marine Holdings, Inc. 770,405
5,818 Topdanmark AS 240,992
106 Torchmark Corporation 7,868
166,492 Toronto-Dominion Bank 7,430,576
5,568 TPG RE Finance Trust, Inc. 47,885
3,553 TriCo Bancshares 108,189
46,810 Truist Financial Corporation 1,757,716
13,000 TrustCo Bank Corporation 82,290

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
74
Shares Common Stock (81.9%) Value
Financials (11.9%) - continued
7,154 Two Harbors Investment
Corporation $ 36,056
625 Umpqua Holdings Corporation 6,650
632 Univest Financial Corporation 10,200
623 Walker & Dunlop, Inc. 31,655
2,302 Washington Trust Bancorp, Inc. 75,391
15,041 Webster Financial Corporation 430,323
75,950 Wells Fargo & Company 1,944,320
3,131 WesBanco, Inc. 63,591
503 Westamerica Bancorporation 28,882
9,454 Western Alliance Bancorp 358,023
12,380 Western Asset Mortgage Capital
Corporation 33,921
214 Westwood Holdings Group, Inc. 3,371
17,412 Wintrust Financial Corporation 759,511
43,041 Zions Bancorporations NA 1,463,394
Total 129,543,895
Health Care (13.2%)
1,551 Acadia Healthcare Company, Inc.
a
38,961
458 Acceleron Pharma, Inc.
a
43,634
7,009 ADMA Biologics, Inc.
a
20,536
3,924 Agile Therapeutics, Inc.
a
10,909
6,157 Agilent Technologies, Inc. 544,094
11,035 Agios Pharmaceuticals, Inc.
a
590,152
2,025 Akebia Therapeutics, Inc.
a
27,499
89 Alexion Pharmaceuticals, Inc.
a
9,989
3,498 Alkermes plc
a
67,879
2,654 AmerisourceBergen Corporation 267,444
8,838 Amgen, Inc. 2,084,531
3,450 AnaptysBio, Inc.
a
77,073
2,782 Anavex Life Sciences Corporation
a
13,687
3,400 Anthem, Inc. 894,132
2,636 Arena Pharmaceuticals, Inc.
a
165,936
1,174 Argenx SE ADR
a
264,420
897 Assembly Biosciences, Inc.
a
20,918
16,200 Astellas Pharmaceutical, Inc. 270,533
1,918 Atara Biotherapeutics, Inc.
a
27,945
798 Athenex, Inc.
a
10,980
88 Atrion Corporation 56,057
516 AVROBIO, Inc.
a
9,004
13,993 Axonics Modulation Technologies,
Inc.
a
491,294
433 Axsome Therapeutics, Inc.
a
35,627
6,463 Biogen, Inc.
a
1,729,176
6,681 Biohaven Pharmaceutical Holding
Company, Ltd.
a
488,448
820 Bio-Rad Laboratories, Inc.
a
370,222
5,296 Bio-Techne Corporation 1,398,515
1,514 Bluebird Bio, Inc.
a
92,415
295 Blueprint Medicines Corporation
a
23,010
687 Bruker Corporation 27,947
22,573 Catalent, Inc.
a
1,654,601
40,450 Centene Corporation
a
2,570,597
20,602 Cerner Corporation 1,412,267
2,563 Charles River Laboratories
International, Inc.
a
446,859
646 Chemed Corporation 291,391
35,000 Chugai Pharmaceutical Company,
Ltd. 1,873,900
15,636 Cigna Holding Company 2,934,095
2,250 Clovis Oncology, Inc.
a
15,187
3,660 Community Health Systems, Inc.
a
11,017
7,570 CryoLife, Inc.
a
145,117
32,198 CSL, Ltd. 6,403,807
Shares Common Stock (81.9%) Value
Health Care (13.2%) - continued
42,410 CVS Health Corporation $ 2,755,378
1,777 CytomX Therapeutics, Inc.
a
14,802
14,300 Daiichi Sankyo Company, Ltd. 1,169,620
480 Deciphera Pharmaceuticals, Inc.
a
28,666
3,229 Dexcom, Inc.
a
1,309,037
5,124 Dynavax Technologies
Corporation
a
45,450
41,870 Edwards Lifesciences Corporation
a
2,893,636
3,800 Eisai Company, Ltd. 301,906
1,515 Encompass Health Corporation 93,824
5,949 Endo International plc
a
20,405
9,964 Gilead Sciences, Inc. 766,630
347,931 GlaxoSmithKline plc 7,028,076
37,739 GlaxoSmithKline plc ADR 1,539,374
506 Global Blood Therapeutics, Inc.
a
31,944
31,615 Grifols SA 961,346
19,293 Guardant Health, Inc.
a
1,565,241
11,914 Halozyme Therapeutics, Inc.
a
319,414
14,150 HCA Healthcare, Inc. 1,373,399
845 HealthStream, Inc.
a
18,700
5,260 Hill-Rom Holdings, Inc. 577,443
7,150 Humana, Inc. 2,772,412
22 ICU Medical, Inc.
a
4,055
288 IDEXX Laboratories, Inc.
a
95,086
12,656 ImmunoGen, Inc.
a
58,218
3,373 Immunomedics, Inc.
a
119,539
1,301 Insmed, Inc.
a
35,830
6,959 Inspire Medical Systems, Inc.
a
605,572
4,356 Insulet Corporation
a
846,197
6,859 Intuitive Surgical, Inc.
a
3,908,464
1,181 Invitae Corporation
a
35,772
1,790 Iovance Biotherapeutics, Inc.
a
49,136
35,315 Johnson & Johnson 4,966,348
4,052 Kadmon Holdings, Inc.
a
20,746
7,000 KYORIN Holdings, Inc. 143,355
1,060 Laboratory Corporation of America
Holdings
a
176,077
13,750 LHC Group, Inc.
a
2,396,900
2,203 Ligand Pharmaceuticals, Inc.
a
246,406
2,275 LNA Sante 121,313
11,600 M3, Inc. 492,781
1,906 MacroGenics, Inc.
a
53,216
41,750 Medtronic plc 3,828,475
61,839 Merck & Company, Inc. 4,782,010
1,177 Mersana Therapeutics, Inc.
a
27,542
1,078 Mesa Laboratories, Inc. 233,710
111 Mettler-Toledo International, Inc.
a
89,416
186 Mirati Therapeutics, Inc.
a
21,236
3,177 Molina Healthcare, Inc.
a
565,442
497 Momenta Pharmaceuticals, Inc.
a
16,535
4,825 MyoKardia, Inc.
a
466,192
2,070 Myovant Sciences, Ltd.
a
42,683
1,115 Myriad Genetics, Inc.
a
12,644
11,557 Natera, Inc.
a
576,232
4,269 National Healthcare Corporation 270,825
4,367 Nektar Therapeutics
a
101,140
3,481 Neurocrine Biosciences, Inc.
a
424,682
10,542 Nevro Corporation
a
1,259,453
119,794 Novartis AG 10,436,581
119,028 Novo Nordisk AS 7,754,404
27,638 Novo Nordisk AS ADR 1,809,736
22,100 Olympus Corporation 425,480
24,569 Optinose, Inc.
a
182,793
1,979 Orthifix Medical, Inc.
a
63,328
9,229 PRA Health Sciences, Inc.
a
897,889

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
75
Shares Common Stock (81.9%) Value
Health Care (13.2%) - continued
1,687 Precision BioSciences, Inc.
a
$ 14,053
1,014 Prothena Corporation plc
a
10,606
1,348 Quest Diagnostics, Inc. 153,618
528 Reata Pharmaceuticals, Inc.
a
82,379
44,622 Recordati SPA 2,232,815
4,017 Repligen Corporation
a
496,541
1,873 Rite Aid Corporation
a
31,953
31,506 Roche Holding AG 10,915,239
1,873 Sage Therapeutics, Inc.
a
77,879
1,967 Sarepta Therapeutics, Inc.
a
315,389
381 Siegfried Holding AG
a
173,383
13,979 Silk Road Medical, Inc.
a
585,580
9,311 Sonova Holding AG
a
1,863,832
6,910 Spectrum Pharmaceuticals, Inc.
a
23,356
11,252 Stryker Corporation 2,027,498
446 Surmodics, Inc.
a
19,285
600 Sysmex Corporation 46,057
11,430 Tactile Systems Technology, Inc.
a
473,545
28,800 Takeda Pharmaceutical Company,
Ltd. 1,034,725
981 Tecan Group AG 347,676
3,876 Teleflex, Inc. 1,410,786
4,742 Tenet Healthcare Corporation
a
85,878
7,600 Terumo Corporation 289,277
10,302 Thermo Fisher Scientific, Inc. 3,732,827
1,795 Tilray, Inc.
a
12,762
3,500 Tsumura & Company 91,667
966 U.S. Physical Therapy, Inc. 78,265
749 United Therapeutics Corporation
a
90,629
1,912 Varian Medical Systems, Inc.
a
234,258
8,495 VBI Vaccines, Inc.
a
26,335
16,216 Veeva Systems, Inc.
a
3,801,355
13,565 Vertex Pharmaceuticals, Inc.
a
3,938,055
571 Viking Therapeutics, Inc.
a
4,117
1,217 Waters Corporation
a
219,547
183 West Pharmaceutical Services,
Inc. 41,572
6,422 Zimmer Biomet Holdings, Inc. 766,530
41,044 Zoetis, Inc. 5,624,670
Total 143,555,886
Industrials (10.1%)
12,020 A.O. Smith Corporation 566,382
35,561 Aalberts NV 1,166,069
1,993 AECOM
a
74,897
2,476 Aegion Corporation
a
39,294
9,606 Aerojet Rocketdyne Holdings, Inc.
a
380,782
387 Allegion plc 39,559
15,211 Altra Industrial Motion Corporation 484,622
12 AMERCO 3,626
7,280 American Airlines Group, Inc. 95,150
5,004 AMETEK, Inc. 447,207
16,779 ASGN, Inc.
a
1,118,824
68,484 Assa Abloy AB 1,401,696
93,589 Atlas Copco AB, Class A 3,985,529
36,735 Atlas Copco AB, Class B 1,365,001
2,315 Avis Budget Group, Inc.
a
52,990
12,484 AZZ, Inc. 428,451
200 Bengo4.com, Inc.
a
19,120
991 Bloom Energy Corporation
a
10,782
4,224 Boeing Company 774,259
10,293 BWX Technologies, Inc. 582,995
772 Carlisle Companies, Inc. 92,385
74,885 Carrier Global Corporation 1,663,945
6,955 Casella Waste Systems, Inc.
a
362,495
Shares Common Stock (81.9%) Value
Industrials (10.1%) - continued
17,804 CBIZ, Inc.
a
$ 426,762
8,726 Chart Industries, Inc.
a
423,124
15,805 CIA De Distribucion Integral 296,091
179 Columbus McKinnon Corporation 5,988
5,446 Copart, Inc.
a
453,488
2,225 Cornerstone Building Brands, Inc.
a
13,483
1,954 CRA International, Inc. 77,183
12,278 Crane Company 730,050
6,284 CSW Industrials, Inc. 434,287
17,438 CSX Corporation 1,216,126
7,212 Curtiss-Wright Corporation 643,887
500 Daikin Industries, Ltd. 80,900
49,430 Delta Air Lines, Inc. 1,386,511
1,593 Douglas Dynamics, Inc. 55,946
12,588 EMCOR Group, Inc. 832,570
4,363 Expeditors International of
Washington, Inc. 331,763
300 FANUC Corporation 53,781
10,707 Fluor Corporation 129,341
9,775 Forrester Research, Inc.
a
313,191
10,636 FuelCell Energy, Inc.
a
24,037
4,028 Geberit AG 2,020,993
2,621 Generac Holdings, Inc.
a
319,579
14,799 General Dynamics Corporation 2,211,859
3,819 Gorman-Rupp Company 118,695
11,800 GS Yuasa Corporation 209,566
197,964 GWA Group, Ltd. 382,876
18,100 Hanwa Company, Ltd. 332,270
21,900 Hino Motors, Ltd. 148,583
28,474 Honeywell International, Inc. 4,117,056
4,982 Hubbell, Inc. 624,544
1,257 ICF International, Inc. 81,491
8,707 IDEX Corporation 1,376,054
49,200 Inaba Denki Sangyo Company,
Ltd. 1,097,084
13,598 Ingersoll - Rand, Inc.
a
382,376
1,285 Interface, Inc. 10,460
3,744 John Bean Technologies
Corporation 322,059
71,975 Johnson Controls International plc 2,457,226
10,180 Kansas City Southern 1,519,772
2,103 KAR Auction Services, Inc. 28,937
62,900 Kinden Corporation 1,039,543
52,178 Koninklijke Philips NV
a
2,433,973
52,178 Koninklijke Philips NV Rights
a,c
49,828
66,636 Legrand SA 5,062,384
965 Lennox International, Inc. 224,835
13,666 Lincoln Electric Holdings, Inc. 1,151,224
6,935 Lockheed Martin Corporation 2,530,720
3,334 Manpower, Inc. 229,212
191,700 Marubeni Corporation 870,778
1,593 Masonite International
Corporation
a
123,904
3,159 Mercury Systems, Inc.
a
248,487
32,134 Meritor, Inc.
a
636,253
5,993 Middleby Corporation
a
473,087
128,400 Mitsubishi Corporation 2,713,313
19,000 Mitsuboshi Belting, Ltd. 297,636
225,600 Mitsui & Company, Ltd. 3,342,630
2,640 MSC Industrial Direct Company,
Inc. 192,218
76,893 National Express Group plc 178,972
1,100 Nidec Corporation 74,106
68,100 Nitto Kogyo Corporation 1,223,583
32,771 Nobina AB
a,b
196,390

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
76
Shares Common Stock (81.9%) Value
Industrials (10.1%) - continued
3,885 Nordson Corporation $ 737,023
12,410 Norfolk Southern Corporation 2,178,824
5,115 Old Dominion Freight Line, Inc. 867,453
16,932 Otis Worldwide Corporation 962,754
103,241 PageGroup plc 484,798
12,516 Parker-Hannifin Corporation 2,293,807
2,886 Quad/Graphics, Inc. 9,379
33,865 Raytheon Technologies
Corporation 2,086,761
25,400 Recruit Holdings Company, Ltd. 873,511
23,378 Redde Northgate plc 48,065
5,254 Regal-Beloit Corporation 458,779
211,699 RELX plc 4,899,919
693 Republic Services, Inc. 56,861
16,365 Ritchie Brothers Auctioneers, Inc. 668,510
1,223 Rockwell Automation, Inc. 260,499
2,628 Roper Industries, Inc. 1,020,347
3,546 Ryder System, Inc. 133,010
4,846 Saia, Inc.
a
538,778
48,968 Sandvik AB
a
921,860
1,600 Sanwa Holdings Corporation 14,379
47,116 Schneider Electric SE 5,241,005
76,184 Signify NV
a,b
1,958,680
3,807 Simpson Manufacturing Company,
Inc. 321,159
4,045 SiteOne Landscape Supply, Inc.
a
461,009
93,844 SKF AB 1,754,275
923,000 Sojitz Corporation 2,017,384
18,162 Southwest Airlines Company 620,777
803 SP Plus Corporation
a
16,630
10,170 Spirax-Sarco Engineering plc 1,252,024
1,852 Spirit Airlines, Inc.
a
32,966
781 SPX FLOW, Inc.
a
29,241
10,928 Standex International Corporation 628,906
139,900 Sumitomo Corporation 1,609,051
6,300 Taikisha, Ltd. 174,615
1,075 Teledyne Technologies, Inc.
a
334,271
1,445 Thermon Group Holdings, Inc.
a
21,054
18,500 Toppan Forms Company, Ltd. 183,721
18,207 Transcontinental, Inc.
d
202,509
7,188 Trex Company, Inc.
a
934,943
14,339 TriMas Corporation
a
343,419
17,700 Tsubakimoto Chain Company 431,498
1,464 UniFirst Corporation 261,983
15,001 United Rentals, Inc.
a
2,235,749
6,527 Valmont Industries, Inc. 741,598
5,418 Verisk Analytics, Inc. 922,144
15,138 Vinci SA 1,403,639
15,138 Vinci SA Rights
a,c,d
1,032
6,690 Waste Connections, Inc. 627,455
2,417 Watsco, Inc. 429,501
18,837 Willdan Group, Inc.
a
471,113
3,919 XPO Logistics, Inc.
a
302,743
11,200 Yuasa Trading Company, Ltd. 302,767
Total 109,923,303
Information Technology (17.9%)
11,166 Adobe, Inc.
a
4,860,671
2,476 ADTRAN, Inc. 27,063
5,600 Advantest Corporation 319,595
1,768 Akamai Technologies, Inc.
a
189,335
1,799 Alliance Data Systems Corporation 81,171
3,698 Alteryx, Inc.
a
607,507
33,650 Amadeus IT Holding SA 1,766,689
2,283 American Software, Inc. 35,980
Shares Common Stock (81.9%) Value
Information Technology (17.9%) - continued
11,892 Amphenol Corporation $ 1,139,373
15,440 Anaplan, Inc.
a
699,586
570 ANSYS, Inc.
a
166,286
62,394 Apple, Inc. 22,761,331
1,517 ASM International NV 233,536
13,867 ASML Holding NV 5,072,707
125 Aspen Technology, Inc.
a
12,951
3,657 Atlassian Corporation plc
a
659,247
6,432 Avalara, Inc.
a
856,035
2,218 Avnet, Inc. 61,849
600 Azbil Corporation 18,339
7,986 Bandwidth, Inc.
a
1,014,222
39,393 BE Semiconductor Industries NV 1,746,667
9,455 Benchmark Electronics, Inc. 204,228
7,143 Blackline, Inc.
a
592,226
1,611 Broadridge Financial Solutions,
Inc. 203,292
528 CACI International, Inc.
a
114,513
26,900 Canon, Inc. 536,602
14,289 CDK Global, Inc. 591,850
18,560 CDW Corporation 2,156,301
246 CEVA, Inc.
a
9,205
86,397 CGI, Inc.
a
5,443,087
138,936 Cisco Systems, Inc. 6,479,975
7,112 Cognex Corporation 424,729
3,727 CommScope Holding Company,
Inc.
a
31,046
102,854 Computershare, Ltd. 952,371
6,408 Coupa Software, Inc.
a
1,775,272
2,001 Cree, Inc.
a
118,439
6,554 CTS Corporation 131,342
800 Cybozu, Inc. 25,107
8,869 Descartes Systems Group, Inc.
a
469,170
7,324 Dialog Semiconductor plc
a
334,769
7,073 DocuSign, Inc.
a
1,218,041
17,577 Dolby Laboratories, Inc. 1,157,797
1,463 DSP Group, Inc.
a
23,232
13,969 Elastic NV
a
1,288,082
5,754 Endava plc ADR
a
277,918
1,221 EPAM Systems, Inc.
a
307,704
3,464 ePlus, Inc.
a
244,836
9,488 Euronet Worldwide, Inc.
a
909,140
19,798 Eventbrite, Inc.
a
169,669
4,175 ExlService Holdings, Inc.
a
264,695
845 eXp World Holdings, Inc.
a
14,407
2,005 F5 Networks, Inc.
a
279,657
393 Fair Isaac Corporation
a
164,290
7,662 Five9, Inc.
a
847,954
456 FLIR Systems, Inc. 18,500
24,200 Fuji Soft, Inc. 960,513
1,200 Fujitsu, Ltd. 140,500
7,318 Global Payments, Inc. 1,241,279
700 GMO Payment Gateway, Inc. 73,215
8,511 Guidewire Software, Inc.
a
943,444
180,228 Halma plc 5,134,716
9,240 Health Catalyst, Inc.
a
269,531
10,400 Hoya Corporation 995,894
3,558 II-VI, Inc.
a
168,009
4,550 Infineon Technologies AG 106,616
3,523 Inphi Corporation
a
413,953
2,033 InterDigital, Inc. 115,129
14,241 Intuit, Inc. 4,218,042
1,067 Jack Henry & Associates, Inc. 196,360
4,898 Juniper Networks, Inc. 111,968
4,800 Keyence Corporation 2,011,495

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
77
Shares Common Stock (81.9%) Value
Information Technology (17.9%) - continued
1,151 Kulicke and Soffa Industries, Inc. $ 23,975
2,507 Lam Research Corporation 810,914
4,000 Lasertec Corporation 378,122
15,652 Lattice Semiconductor
Corporation
a
444,360
467 Littelfuse, Inc. 79,684
13,063 Lumentum Holdings, Inc.
a
1,063,720
1,813 ManTech International Corporation 124,172
30,117 MasterCard, Inc. 8,905,597
6,557 Maxim Integrated Products, Inc. 397,420
17,861 Medallia, Inc.
a
450,812
7,251 Methode Electronics, Inc. 226,666
144,695 Microsoft Corporation 29,446,879
3,299 MicroStrategy, Inc.
a
390,239
11,111 MKS Instruments, Inc. 1,258,210
2,660 MoneyGram International, Inc.
a
8,539
11,935 Monolithic Power Systems, Inc. 2,828,595
650 Motorola Solutions, Inc. 91,085
4,279 MTS Systems Corporation 75,268
3,700 Murata Manufacturing Company,
Ltd. 218,110
2,288 National Instruments Corporation 88,569
95,400 NEC Networks & System
Integration Corporation 1,951,620
212 NetApp, Inc. 9,406
3,162 Nice, Ltd. ADR
a
598,377
5,714 Nova Measuring Instruments, Ltd.
a
275,358
3,018 Novanta, Inc.
a
322,232
17,262 NVIDIA Corporation 6,558,006
1,000 OBIC Company, Ltd. 176,239
22,838 Oracle Corporation 1,262,256
4,300 Oracle Corporation Japan 510,035
3,600 Otsuka Corporation 190,136
3,785 Palo Alto Networks, Inc.
a
869,301
26,261 PayPal Holdings, Inc.
a
4,575,454
1,529 Progress Software Corporation 59,249
3,745 Proofpoint, Inc.
a
416,144
5,871 Q2 Holdings, Inc.
a
503,673
3,355 QAD, Inc. 138,494
18,472 QUALCOMM, Inc. 1,684,831
3,809 Rogers Corporation
a
474,601
11,600 Ryoyo Electro Corporation
d
314,556
21,690 SailPoint Technologies Holdings,
Inc.
a
574,134
10,506 Salesforce.com, Inc.
a
1,968,089
2,026 Samsung Electronics Company,
Ltd. GDR 2,214,853
2,413 SAP SE 337,311
3,580 ScanSource, Inc.
a
86,242
18,351 ServiceNow, Inc.
a
7,433,256
1,965 Silicon Laboratories, Inc.
a
197,031
38,970 Square, Inc.
a
4,089,512
27,948 STMicroelectronics NV ADR 766,055
550 Sykes Enterprises, Inc.
a
15,213
4,377 Synopsys, Inc.
a
853,515
4,477 TE Connectivity, Ltd. 365,099
38,380 Texas Instruments, Inc. 4,873,109
5,400 Tokyo Electron, Ltd. 1,332,416
1,002 Tyler Technologies, Inc.
a
347,574
2,243 VeriSign, Inc.
a
463,920
58,436 Visa, Inc. 11,288,082
7,290 VMware, Inc.
a
1,128,929
3,148 WEX, Inc.
a
519,452
Shares Common Stock (81.9%) Value
Information Technology (17.9%) - continued
5,904 Zscaler, Inc.
a
$ 646,488
Total 194,911,434
Materials (3.7%)
3,891 AdvanSix, Inc.
a
45,680
57,800 Air Water, Inc. 816,653
12,796 Anglo American plc 294,988
3,363 AptarGroup, Inc. 376,589
1,438 Avery Dennison Corporation 164,061
52,570 Axalta Coating Systems, Ltd.
a
1,185,453
166 Balchem Corporation 15,747
2,713 Cabot Corporation 100,517
1,346 Celanese Corporation 116,214
54,359 CF Industries Holdings, Inc. 1,529,662
11,328 Chemours Company 173,885
12,858 Coeur Mining, Inc.
a
65,319
15,799 Croda International plc 1,026,155
794 Domtar Corporation 16,761
40,153 Eastman Chemical Company 2,796,255
13,675 Ecolab, Inc. 2,720,641
619 EMS-CHEMIE Holding AG 480,903
1,978 Eramet SA
a
71,338
324 Givaudan SA 1,211,102
65,042 Granges AB
a
518,551
9,183 Hecla Mining Company 30,028
100,450 Hexpol AB
a
749,548
42,328 Hochschild Mining plc 102,284
4,643 Holmen AB 149,124
117,717 IAMGOLD Corporation
a
464,982
1,751 IMCD NV
a
165,118
1,919 Ingevity Corporation
a
100,882
6,263 Innospec, Inc. 483,817
7,470 Kaiser Aluminum Corporation 549,941
36,334 Koninklijke DSM NV 5,043,789
3,853 Kraton Performance Polymers,
Inc.
a
66,580
53,500 Kyoei Steel, Ltd. 645,494
6,800 Lintec Corporation 162,067
24,787 Louisiana-Pacific Corporation 635,787
6,897 MAG Silver Corporation
a
97,338
4,723 Martin Marietta Materials, Inc. 975,630
4,575 Materion Corporation 281,317
3,571 Minerals Technologies, Inc. 167,587
9,119 Myers Industries, Inc. 132,681
6,181 Neenah, Inc. 305,712
136,800 Nippon Steel Corporation 1,292,686
500 Nippon Steel Trading Corporation 15,801
18,723 Northern Star Resources, Ltd. 176,576
31,746 Nucor Corporation 1,314,602
4,122 Olin Corporation 47,362
1,133 Olympic Steel, Inc. 13,313
3,795 PPG Industries, Inc. 402,498
2,534 Quaker Chemical Corporation 470,437
103,027 Ramelius Resources, Ltd. 144,611
1,634 Reliance Steel & Aluminum
Company 155,116
1,296 Rio Tinto plc 72,934
16,906 Rio Tinto, Ltd. 1,157,611
1,033 RPM International, Inc. 77,537
5,792 Ryerson Holding Corporation
a
32,609
142,577 Sandfire Resources, Ltd. 505,948
1,299 Sensient Technologies Corporation 67,756
2,500 Shin-Etsu Chemical Company, Ltd. 293,404
10,713 Sika AG 2,065,171
17,031 Steel Dynamics, Inc. 444,339

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
78
Shares Common Stock (81.9%) Value
Materials (3.7%) - continued
145,700 Sumitomo Chemical Company,
Ltd. $ 438,382
8,801 Symrise AG 1,028,363
8,800 Taiyo Holdings Company, Ltd. 406,376
38,400 Toagosei Company, Ltd. 377,168
277,500 Toray Industries, Inc. 1,309,808
26,000 Ube Industries, Ltd. 448,099
7,778 United States Steel Corporation 56,157
78,067 UPM-Kymmene Oyj 2,261,177
783 W. R. Grace & Company 39,784
1,165 Worthington Industries, Inc. 43,454
Total 40,195,259
Real Estate (3.6%)
18,253 Agree Realty Corporation 1,199,405
33,676 Allied Properties REIT 1,016,035
35,051 Alstria Office REIT AG
a
521,669
30,628 American Campus Communities,
Inc. 1,070,755
13,346 American Tower Corporation 3,450,475
7,961 Apartment Investment &
Management Company 299,652
5,133 Armada Hoffler Properties, Inc. 51,073
645,632 Ascendas REIT 1,481,346
84,300 Ascott Trust 61,173
17,028 Ashford Hospitality Trust, Inc. 12,304
7,465 AvalonBay Communities, Inc. 1,154,388
1,465 BBX Capital Corporation 3,721
86 Bluerock Residential Growth REIT,
Inc. 695
4,601 Camden Property Trust 419,703
5,076 CareTrust REIT, Inc. 87,104
46,502 Castellum AB 871,352
15,582 CBL & Associates Properties, Inc.
a
4,248
18,556 Cedar Realty Trust, Inc. 18,370
24,823 Choice Properties REIT 232,944
2,630 City Office REIT, Inc. 26,458
1,221 Cofinimmo SA 168,381
2,617 Colony Credit Real Estate, Inc. 18,371
2,984 Columbia Property Trust, Inc. 39,210
168 Community Healthcare Trust, Inc. 6,871
2,204 Corepoint Lodging, Inc. 9,279
2,120 CoreSite Realty Corporation 256,647
1,871 CoStar Group, Inc.
a
1,329,664
560 CyrusOne, Inc. 40,740
19,200 Daito Trust Construction Company,
Ltd. 1,769,499
11,684 Diversified Healthcare Trust 51,702
675 Douglas Emmett, Inc. 20,695
606 Easterly Government Properties,
Inc. 14,011
595 EastGroup Properties, Inc. 70,573
12,877 Entra ASA
b
165,066
3,666 EPR Properties 121,455
3,255 Equity Lifestyle Properties, Inc. 203,372
18,797 Essential Properties Realty Trust,
Inc. 278,947
698 Essex Property Trust, Inc. 159,961
2,915 Farmland Partners, Inc. 19,968
16,797 First Industrial Realty Trust, Inc. 645,677
4,310 FirstService Corporation 434,232
6,280 Four Corners Property Trust, Inc. 153,232
1,554 Franklin Street Properties
Corporation 7,910
Shares Common Stock (81.9%) Value
Real Estate (3.6%) - continued
4,327 Gaming and Leisure Properties,
Inc. $ 149,714
2,158 Getty Realty Corporation 64,049
661 Gladstone Commercial
Corporation 12,394
49,244 Granite REIT 2,541,275
3,909 Healthcare Realty Trust, Inc. 114,495
5,155 Healthcare Trust of America, Inc. 136,711
1,332 Hersha Hospitality Trust 7,672
55,388 Host Hotels & Resorts, Inc. 597,637
1,493 Hudson Pacific Properties, Inc. 37,564
102,000 Hysan Development Company,
Ltd. 329,280
4,649 Industrial Logistics Properties Trust 95,537
1,775 Innovative Industrial Properties,
Inc. 156,235
1,365 Investors Real Estate Trust 96,219
1,194 Japan Hotel REIT Investment
Corporation 495,289
2,475 Jones Lang LaSalle, Inc. 256,063
16,283 Kilroy Realty Corporation 955,812
5,485 Kite Realty Group Trust 63,297
8,861 Kungsleden AB 66,318
1,428 Lamar Advertising Company 95,333
3,796 Lexington Realty Trust 40,048
9,254 Macerich Company 83,008
166,500 Mapletree Commercial Trust 232,968
27,852 Medical Properties Trust, Inc. 523,618
755 MGM Growth Properties LLC 20,544
591 National Health Investors, Inc. 35,886
9,506 National Retail Properties, Inc. 337,273
26,305 National Storage Affiliates Trust 753,901
13,859 New Residential Investment
Corporation 102,972
4,087 New Senior Investment Group, Inc. 14,795
6,310 NexPoint Residential Trust, Inc. 223,059
14 Nomura Real Estate Master Fund,
Inc. 16,768
4,944 Omega Healthcare Investors, Inc. 146,985
2,342 One Liberty Properties, Inc. 41,266
3,114 Pennsylvania REIT 4,235
2,373 Physicians Realty Trust 41,575
1,796 PotlatchDeltic Corporation 68,302
4,879 Preferred Apartment Communities,
Inc. 37,080
1,034 PS Business Parks, Inc. 136,902
33,919 PSP Swiss Property AG 3,820,494
1,922 QTS Realty Trust, Inc. 123,181
67,259 Quebecor, Inc. 1,445,157
9,904 Retail Properties of America, Inc. 72,497
8,707 Rexford Industrial Realty, Inc. 360,731
18,528 RioCan REIT 209,627
377 RMR Group, Inc. 11,110
115,000 Road King Infrastructure, Ltd. 156,380
314 Ryman Hospitality Properties 10,864
15,080 Sabra Health Care REIT, Inc. 217,604
3,260 SBA Communications Corporation 971,219
28,506 Service Properties Trust 202,108
3,738 Spirit Realty Capital, Inc. 130,307
2,442 STAG Industrial, Inc. 71,599
6,129 Store Capital Corporation 145,931
13,369 Swiss Prime Site AG 1,240,180
108,665 TAG Immobilien AG 2,595,343
4,819 UDR, Inc. 180,134
2,379 UMH Properties, Inc. 30,760

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
79
Shares Common Stock (81.9%) Value
Real Estate (3.6%) - continued
13,949 Uniti Group, Inc. $ 130,423
100 Universal Health Realty Income
Trust 7,949
771 Urstadt Biddle Properties, Inc. 9,159
16,938 Washington Prime Group, Inc. 14,241
269,300 Wing Tai Holdings, Ltd. 346,987
Total 39,604,397
Utilities (0.9%)
24,730 AGL Energy, Ltd. 292,559
1,197 ALLETE, Inc. 65,368
2,850 Artesian Resources Corporation 103,427
1,581 Black Hills Corporation 89,580
675 Chesapeake Utilities Corporation 56,700
2,531 Consolidated Water Company,
Ltd. 36,522
1,429 DTE Energy Company 153,618
16,220 Duke Energy Corporation 1,295,816
69,492 Enagas SA 1,700,013
21,891 Enel SPA 189,322
8,800 Entergy Corporation 825,528
1,080 Essential Utilities, Inc. 45,619
28,279 Exelon Corporation 1,026,245
46,432 FirstEnergy Corporation 1,800,633
2,696 Hawaiian Electric Industries, Inc. 97,218
1,813 IDACORP, Inc. 158,402
2,630 MDU Resources Group, Inc. 58,333
407 Middlesex Water Company 27,342
1,097 National Fuel Gas Company 45,997
4,591 New Jersey Resources
Corporation 149,896
17,793 Northland Power, Inc. 445,349
622 Northwest Natural Holding
Company 34,701
4,476 OGE Energy Corporation 135,891
1,535 Otter Tail Corporation 59,543
5,211 PNM Resources, Inc. 200,311
81 SJW Group 5,031
836 South Jersey Industries, Inc. 20,892
2,109 Southwest Gas Holdings, Inc. 145,626
1,346 Spire, Inc. 88,446
3,903 UGI Corporation 124,115
1,118 Unitil Corporation 50,109
2,151 Verbund AG 96,606
Total 9,624,758
Total Common Stock
(cost $764,330,691) 892,586,549
Shares
Registered Investment
Companies ( 3.5% ) Value
Unaffiliated  (2.3%)
394,760 iShares Russell Mid Cap ETF 21,159,136
12,825 SPDR S&P 500 ETF Trust 3,954,717
Shares
Registered Investment
Companies (3.5%) Value
Unaffiliated  (2.3%)- continued
6,550 SPDR S&P Regional Banking ETF $ 251,454
Total 25,365,307
Affiliated  (1.2%)
1,399,242 Thrivent Core Emerging Markets
Equity Fund
a
12,998,961
Total 12,998,961
Total Registered Investment
Companies (cost $39,292,658) 38,364,268
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,186,174 Thrivent Cash Management Trust 1,186,174
Total Collateral Held for
Securities Loaned
(cost $1,186,174) 1,186,174
Shares or
Principal
Amount Short-Term Investments ( 14.5% ) Value
Federal Home Loan Bank Discount
Notes
1,600,000 0.004%, 7/7/2020
e
1,599,968
1,800,000 0.095%, 7/9/2020
e,f
1,799,952
200,000 0.100%, 7/10/2020
e,f
199,994
300,000 0.105%, 7/20/2020
e,f
299,981
1,400,000 0.100%, 7/28/2020
e,f
1,399,874
8,200,000 0.105%, 7/29/2020
e,f
8,199,235
300,000 0.105%, 7/31/2020
e,f
299,970
4,600,000 0.180%, 8/4/2020
e,f
4,599,348
200,000 0.114%, 8/7/2020
e,f
199,969
1,300,000 0.125%, 8/11/2020
e,f
1,299,778
600,000 0.125%, 8/12/2020
e,f
599,895
1,300,000 0.120%, 8/14/2020
e,f
1,299,762
400,000 0.140%, 8/19/2020
e,f
399,918
2,100,000 0.100%, 8/25/2020
e,f
2,099,519
600,000 0.120%, 9/1/2020
e,f
599,855
800,000 0.142%, 9/2/2020
e,f
799,804
1,700,000 0.120%, 9/15/2020
e,f
1,699,498
Thrivent Core Short-Term Reserve
Fund
13,080,471 0.750% 130,935,513
Total Short-Term Investments
(cost $158,105,828) 158,331,833
Total Investments (cost
$962,915,351) 100.0% $1,090,468,824
Other Assets and Liabilities, Net
(<0.1%) (240,708)
Total Net Assets 100.0% $1,090,228,116
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $10,667,015 or 1.0% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.

Global Stock Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
80
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 1,123,205
Total lending $1,123,205
Gross amount payable upon return of
collateral for securities loaned $1,186,174
Net amounts due to counterparty
$62,969
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

High Yield Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
81
Principal
Amount Bank Loans ( 3.3% )
a
Value
Capital Goods (1.0%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 2,614,783
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
$ 2,341,329
Navistar, Inc., Term Loan
4,206,212
3.700%,  (LIBOR 1M +
3.500%), 11/6/2024
b
3,973,104
Vertiv Group Corporation, Term
Loan
2,029,912
3.183%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,913,192
Total 8,227,625
Communications Services (0.5%)
Windstream Services, LLC, Term
Loan
6,355,000
8.250%,  (PRIME + 5.000%),
3/30/2021
b,c
3,825,710
Total 3,825,710
Consumer Cyclical (1.0%)
Cengage Learning, Inc., Term
Loan
4,090,736
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
3,280,771
Golden Nugget, LLC, Term Loan
2,088,283
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
1,649,743
Staples, Inc., Term Loan
3,660,606
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b
3,138,969
Total 8,069,483
Consumer Non-Cyclical (0.8%)
Bellring Brands, LLC, Term Loan
3,539,620
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
3,515,303
Chobani , LLC, Term Loan
1,575,529
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,511,531
Endo International plc, Term Loan
1,793,698
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
1,690,561
Total 6,717,395
Energy (<0.1%)
Fieldwood Energy, LLC, Term
Loan
2,630,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
477,792
Total 477,792
Total Bank Loans
(cost $33,817,390) 27,318,005
Principal
Amount Long-Term Fixed Income ( 92.7% ) Value
Basic Materials (6.5%)
Alcoa, Inc.
1,605,000 5.125%,  10/1/2024 1,659,383
Principal
Amount Long-Term Fixed Income (92.7%) Value
Basic Materials (6.5%) - continued
Big River Steel, LLC
$ 3,610,000 7.250%,  9/1/2025
d
$ 3,447,550
Cleveland-Cliffs, Inc.
4,255,000 5.750%,  3/1/2025
e
3,622,281
750,000 9.875%,  10/17/2025
d
786,712
First Quantum Minerals, Ltd.
4,245,000 7.250%,  4/1/2023
d
4,074,309
2,140,000 6.875%,  3/1/2026
d,e
2,027,650
Freeport-McMoRan, Inc.
2,610,000 4.125%,  3/1/2028 2,531,700
3,390,000 4.250%,  3/1/2030 3,288,300
Grinding Media, Inc.
3,250,000 7.375%,  12/15/2023
d
3,233,750
Koppers , Inc.
2,300,000 6.000%,  2/15/2025
d
2,236,750
Krayton Polymers, LLC
2,675,000 7.000%,  4/15/2025
d
2,688,375
Mercer International, Inc.
1,370,000 7.375%,  1/15/2025 1,363,150
1,565,000 5.500%,  1/15/2026 1,471,100
Methanex Corporation
3,510,000 4.250%,  12/1/2024 3,189,713
Midwest Vanadium, Pty. Ltd.
3,197,756 11.500%,  2/15/2018
*, f,g
3,837
Norbord, Inc.
1,570,000 5.750%,  7/15/2027
d,e
1,601,400
NOVA Chemicals Corporation
1,045,000 5.250%,  8/1/2023
d
1,008,425
Novelis Corporation
2,240,000 5.875%,  9/30/2026
d
2,234,714
2,090,000 4.750%,  1/30/2030
d
1,995,950
Olin Corporation
2,650,000 5.625%,  8/1/2029 2,438,053
3,195,000 5.000%,  2/1/2030 2,827,575
Peabody Securities Finance
Corporation
3,180,000 6.000%,  3/31/2022
d,e
2,067,000
Starfruit US Holdco, LLC
520,000 8.000%,  10/1/2026
d,e
532,319
Tronox Finance plc
3,210,000 5.750%,  10/1/2025
d
2,969,250
Total 53,299,246
Capital Goods (9.3%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,918,590
0.000%,PIK 1.500%,
4/26/2024
*,h
137,151
Advanced Disposal Services, Inc.
3,155,000 5.625%,  11/15/2024
d
3,273,312
Advanced Drainage Systems, Inc.
2,640,000 5.000%,  9/30/2027
d
2,659,800
AECOM
1,065,000 5.875%,  10/15/2024 1,150,200
3,195,000 5.125%,  3/15/2027 3,434,625
Amsted Industries, Inc.
2,125,000 5.625%,  7/1/2027
d
2,191,406
2,630,000 4.625%,  5/15/2030
d
2,597,125
Arconic , Inc.
1,605,000 5.900%,  2/1/2027 1,701,701

High Yield Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
82
Principal
Amount Long-Term Fixed Income (92.7%) Value
Capital Goods (9.3%) - continued
ARD Finance SA
$ 2,100,000 6.500%,  6/30/2027
d
$ 2,077,687
Ardagh Packaging Finance plc
5,295,000 5.250%,  8/15/2027
d
5,197,678
Berry Global, Inc.
1,740,000 4.500%,  2/15/2026
d
1,714,544
Berry Plastics Corporation
4,260,000 5.125%,  7/15/2023 4,284,410
Bombardier, Inc.
2,945,000 7.500%,  3/15/2025
d,e
1,921,907
2,050,000 7.875%,  4/15/2027
d
1,342,750
BWAY Holding Company
3,205,000 7.250%,  4/15/2025
d
2,906,198
Clean Harbors, Inc.
2,080,000 5.125%,  7/15/2029
d
2,157,293
Covanta Holding Corporation
1,600,000 5.875%,  7/1/2025 1,620,000
1,060,000 6.000%,  1/1/2027 1,073,356
Crown Cork & Seal Company, Inc.
3,210,000 7.375%,  12/15/2026 3,755,700
Flex Acquisition Company, Inc.
3,205,000 6.875%,  1/15/2025
d
3,092,825
1,300,000 7.875%,  7/15/2026
d
1,261,000
GFL Environmental, Inc.
1,926,000 7.000%,  6/1/2026
d
2,003,040
H&E Equipment Services, Inc.
1,951,000 5.625%,  9/1/2025 1,970,100
JELD-WEN, Inc
1,150,000 6.250%,  5/15/2025
d
1,193,125
Jeld-Wen , Inc.
2,670,000 4.875%,  12/15/2027
d
2,570,382
New Enterprise Stone & Lime
Company, Inc.
2,145,000 6.250%,  3/15/2026
d
2,155,725
Owens-Brockway Glass Container,
Inc.
3,070,000 5.875%,  8/15/2023
d
3,169,775
Reynolds Group Issuer, Inc.
2,175,000 5.125%,  7/15/2023
d
2,200,600
TransDigm , Inc.
4,445,000 6.250%,  3/15/2026
d
4,442,222
United Rentals North America, Inc.
1,060,000 5.500%,  7/15/2025 1,087,825
4,240,000 5.875%,  9/15/2026 4,443,520
WESCO Distribution, Inc.
1,280,000 7.250%,  6/15/2028
d
1,349,850
Total 76,136,832
Communications Services (17.1%)
AMC Networks, Inc.
1,045,000 4.750%,  8/1/2025 1,026,712
CCO Holdings, LLC
3,680,000 5.875%,  4/1/2024
d
3,795,000
3,450,000 5.375%,  6/1/2029
d
3,639,750
3,940,000 4.750%,  3/1/2030
d
4,031,369
4,695,000 4.500%,  8/15/2030
d
4,791,247
CCOH Safari, LLC
5,455,000 5.750%,  2/15/2026
d
5,642,325
Cengage Learning, Inc.
1,705,000 9.500%,  6/15/2024
d
1,193,500
Principal
Amount Long-Term Fixed Income (92.7%) Value
Communications Services (17.1%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 3,580,000 5.125%,  8/15/2027
d
$ 3,436,800
CSC Holdings, LLC
5,590,000 6.500%,  2/1/2029
d
6,107,075
2,560,000 4.125%,  12/1/2030
d
2,537,754
Cumulus Media New Holdings,
Inc.
2,555,000 6.750%,  7/1/2026
d
2,360,181
Embarq Corporation
5,325,000 7.995%,  6/1/2036 5,979,975
Entercom Media Corporation
2,610,000 6.500%,  5/1/2027
d
2,342,475
Front Range BidCo , Inc.
1,560,000 4.000%,  3/1/2027
d
1,480,534
2,080,000 6.125%,  3/1/2028
d
2,022,800
LCPR Senior Secured Financing
DAC
2,500,000 6.750%,  10/15/2027
d
2,550,000
Level 3 Financing, Inc.
5,510,000 5.375%,  5/1/2025 5,627,087
1,700,000 5.250%,  3/15/2026 1,751,595
Meredith Corporation
1,565,000 6.875%,  2/1/2026
e
1,297,401
Neptune Finco Corporation
4,733,000 10.875%,  10/15/2025
d
5,087,975
Qualitytech , LP
3,740,000 4.750%,  11/15/2025
d
3,816,707
Scripps Escrow, Inc.
3,715,000 5.875%,  7/15/2027
d
3,519,962
SFR Group SA
2,650,000 7.375%,  5/1/2026
d
2,766,441
Sinclair Television Group, Inc.
1,570,000 5.875%,  3/15/2026
d
1,546,450
Sirius XM Radio, Inc.
2,000,000 4.625%,  7/15/2024
d
2,053,160
2,660,000 5.500%,  7/1/2029
d
2,813,668
5,115,000 4.125%,  7/1/2030
d
5,045,743
Sprint Corporation
4,965,000 7.250%,  9/15/2021 5,205,058
8,240,000 7.625%,  2/15/2025 9,506,900
Telesat Canada / Telesat , LLC
2,900,000 4.875%,  6/1/2027
d
2,842,000
Terrier Media Buyer, Inc.
2,100,000 8.875%,  12/15/2027
d
2,013,375
T-Mobile USA, Inc.
3,450,000 6.000%,  4/15/2024 3,524,865
3,725,000 4.500%,  2/1/2026 3,769,551
Univision Communications, Inc.
3,580,000 6.625%,  6/1/2027
d
3,418,900
VeriSign, Inc.
2,630,000 4.750%,  7/15/2027 2,762,789
Virgin Media Secured Finance plc
2,395,000 5.500%,  8/15/2026
d
2,449,941
VTR Comunicaciones SPA
1,020,000 5.125%,  1/15/2028
d,i
1,040,910
WMG Acquisition Corporation
2,675,000 5.500%,  4/15/2026
d
2,767,822
YPSO Finance BIS SA
2,660,000 10.500%,  5/15/2027
d
2,930,123

High Yield Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
83
Principal
Amount Long-Term Fixed Income (92.7%) Value
Communications Services (17.1%) - continued
$ 1,050,000 6.000%,  2/15/2028
d
$ 991,599
Ziggo Bond Company BV
1,765,000 5.125%,  2/28/2030
d
1,751,233
Ziggo BV
3,585,000 5.500%,  1/15/2027
d
3,643,400
3,475,000 4.875%,  1/15/2030
d
3,493,835
Total 140,375,987
Consumer Cyclical (13.7%)
1011778 B.C., ULC
3,690,000 4.375%,  1/15/2028
d
3,616,901
Allison Transmission, Inc.
3,835,000 5.000%,  10/1/2024
d
3,825,412
Brookfield Residential Properties,
Inc.
3,440,000 6.250%,  9/15/2027
d
3,289,706
Cedar Fair, LP
1,600,000 5.250%,  7/15/2029
d
1,446,592
Choice Hotels International, Inc.
2,855,000 5.750%,  7/1/2022 3,037,549
Colt Merger Sub, Inc.
5,110,000 6.250%,  7/1/2025
d,i
5,070,142
Dana Financing Luxembourg
SARL
3,925,000 6.500%,  6/1/2026
d
4,062,375
Expedia Group, Inc.
1,700,000 6.250%,  5/1/2025
d
1,815,245
Ford Motor Company
4,035,000 8.500%,  4/21/2023 4,267,012
1,000,000 9.625%,  4/22/2030 1,184,300
Ford Motor Credit Company, LLC
4,090,000 5.125%,  6/16/2025 4,099,325
2,610,000 4.134%,  8/4/2025 2,475,454
Gap, Inc.
2,520,000 8.375%,  5/15/2023
d,e
2,743,650
Hanesbrands, Inc.
4,145,000 4.875%,  5/15/2026
d
4,176,088
Herc Holdings, Inc.
4,830,000 5.500%,  7/15/2027
d
4,840,385
Hertz Corporation
598,000 7.625%,  6/1/2022
d,e,f,g
448,500
Hilton Escrow Issuer, LLC
2,090,000 4.250%,  9/1/2024 2,027,718
International Game Technology plc
1,600,000 6.250%,  1/15/2027
d
1,632,000
575,000 5.250%,  1/15/2029
d
559,188
KAR Auction Services, Inc.
2,670,000 5.125%,  6/1/2025
d
2,629,950
KB Home
2,130,000 6.875%,  6/15/2027 2,321,700
2,110,000 4.800%,  11/15/2029 2,073,075
L Brands, Inc.
1,280,000 6.875%,  7/1/2025
d
1,321,600
Landry's, Inc.
1,970,000 6.750%,  10/15/2024
d
1,415,937
Lennar Corporation
1,525,000 4.500%,  4/30/2024 1,585,680
1,590,000 4.750%,  5/30/2025 1,697,325
3,165,000 4.750%,  11/29/2027 3,434,025
Principal
Amount Long-Term Fixed Income (92.7%) Value
Consumer Cyclical (13.7%) - continued
Levi Strauss & Company
$ 2,000,000 5.000%,  5/1/2025
d
$ 2,007,520
Mattamy Group Corporation
3,685,000 5.250%,  12/15/2027
d
3,666,575
1,300,000 4.625%,  3/1/2030
d
1,248,000
New Red Finance, Inc.
2,410,000 5.000%,  10/15/2025
d
2,397,950
PGT Escrow Issuer, Inc.
3,195,000 6.750%,  8/1/2026
d
3,226,950
Prime Security Services Borrower,
LLC
4,770,000 5.750%,  4/15/2026
d,e
4,942,913
1,050,000 6.250%,  1/15/2028
d
988,995
Scientific Games International, Inc.
2,190,000 6.625%,  5/15/2021 2,192,628
2,650,000 5.000%,  10/15/2025
d
2,446,639
2,300,000 7.250%,  11/15/2029
d
1,840,000
Service Properties Trust
1,500,000 7.500%,  9/15/2025 1,574,550
ServiceMaster Company, LLC
4,260,000 5.125%,  11/15/2024
d
4,318,575
Six Flags Entertainment
Corporation
1,535,000 4.875%,  7/31/2024
d
1,371,922
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
d
1,033,750
Staples, Inc.
1,855,000 7.500%,  4/15/2026
d
1,457,566
Stars Group Holdings BV
2,550,000 7.000%,  7/15/2026
d,e
2,688,006
Station Casinos, LLC
530,000 5.000%,  10/1/2025
d
466,400
Yum! Brands, Inc.
2,090,000 5.250%,  6/1/2026
d
2,142,250
720,000 4.750%,  1/15/2030
d
730,800
Total 111,838,823
Consumer Non-Cyclical (15.8%)
Air Medical Merger Sub
Corporation
3,190,000 6.375%,  5/15/2023
d
2,934,800
Albertson's Companies, Inc.
2,660,000 7.500%,  3/15/2026
d
2,881,472
1,930,000 4.625%,  1/15/2027
d
1,930,000
4,410,000 5.875%,  2/15/2028
d
4,550,106
650,000 4.875%,  2/15/2030
d
665,034
Aramark Services, Inc.
2,500,000 6.375%,  5/1/2025
d
2,581,575
Bausch Health Companies, Inc.
3,415,000 5.000%,  1/30/2028
d
3,215,188
2,125,000 7.250%,  5/30/2029
d
2,229,401
625,000 5.250%,  1/30/2030
d
592,969
Centene Corporation
2,130,000 5.375%,  6/1/2026
d
2,208,086
1,150,000 4.250%,  12/15/2027 1,186,696
3,050,000 4.625%,  12/15/2029 3,229,248
4,440,000 3.375%,  2/15/2030 4,483,112
Cooke Omega Investments, Inc.
2,555,000 8.500%,  12/15/2022
d
2,542,225
DaVita, Inc.
4,090,000 4.625%,  6/1/2030
d
4,067,505

High Yield Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
84
Principal
Amount Long-Term Fixed Income (92.7%) Value
Consumer Non-Cyclical (15.8%) - continued
Dole Food Company, Inc.
$ 2,660,000 7.250%,  6/15/2025
d
$ 2,546,950
Edgewell Personal Care Company
1,540,000 5.500%,  6/1/2028
d
1,584,275
Encompass Health Corporation
3,415,000 4.500%,  2/1/2028 3,275,395
Energizer Holdings, Inc.
4,240,000 5.500%,  6/15/2025
d
4,308,730
3,690,000 4.750%,  6/15/2028
d,i
3,619,779
HCA, Inc.
3,705,000 5.375%,  2/1/2025 3,968,981
2,130,000 5.875%,  2/1/2029 2,410,287
Herbalife Nutrition, Ltd.
3,580,000 7.875%,  9/1/2025
d
3,696,350
Illumina, Inc.
1,250,000 9.000%,  7/1/2028
d
1,303,125
JBS Investments II GmbH
2,560,000 5.750%,  1/15/2028
d
2,530,714
JBS USA, LLC
3,225,000 6.500%,  4/15/2029
d
3,422,531
3,100,000 5.500%,  1/15/2030
d
3,177,500
Kraft Heinz Foods Company
1,900,000 3.875%,  5/15/2027
d
1,985,149
2,610,000 3.750%,  4/1/2030
d
2,694,385
Mattel, Inc.
2,085,000 5.875%,  12/15/2027
d
2,163,188
Molina Healthcare, Inc.
1,430,000 4.375%,  6/15/2028
d
1,433,575
MPH Acquisition Holdings, LLC
4,190,000 7.125%,  6/1/2024
d,e
3,896,700
Ortho-Clinical Diagnostics, Inc.
2,620,000 7.250%,  2/1/2028
d
2,663,178
Par Pharmaceutical, Inc.
2,650,000 7.500%,  4/1/2027
d
2,719,430
Performance Food Group, Inc.
2,430,000 5.500%,  6/1/2024
d
2,405,700
Pilgrim's Pride Corporation
3,215,000 5.750%,  3/15/2025
d
3,205,612
Simmons Foods, Inc.
1,855,000 5.750%,  11/1/2024
d
1,762,250
Spectrum Brands, Inc.
3,500,000 5.750%,  7/15/2025 3,591,945
930,000 5.000%,  10/1/2029
d
918,375
770,000 5.500%,  7/15/2030
d
770,963
Tenet Healthcare Corporation
7,930,000 4.875%,  1/1/2026
d
7,767,118
4,240,000 5.125%,  11/1/2027
d
4,183,608
Teva Pharmaceutical Finance
Netherlands III BV
2,945,000 3.150%,  10/1/2026 2,629,532
Valeant Pharmaceuticals
International, Inc.
2,680,000 8.500%,  1/31/2027
d
2,844,150
VRX Escrow Corporation
6,205,000 6.125%,  4/15/2025
d
6,293,545
Total 129,070,437
Energy (10.4%)
Antero Resources Corporation
2,640,000 5.625%,  6/1/2023 1,689,600
Principal
Amount Long-Term Fixed Income (92.7%) Value
Energy (10.4%) - continued
Apache Corporation
$ 1,535,000 4.375%,  10/15/2028
e
$ 1,355,236
1,535,000 5.100%,  9/1/2040 1,260,732
Boardwalk Pipelines, LP
3,695,000 5.950%,  6/1/2026 4,156,198
Buckeye Partners, LP
4,265,000 4.125%,  12/1/2027 4,062,413
1,570,000 4.500%,  3/1/2028
d
1,475,800
California Resources Corporation
4,790,000 8.000%,  12/15/2022
d
203,575
Centennial Resource Production,
LLC
5,085,000 5.375%,  1/15/2026
d
2,695,050
Cheniere Energy Partners, LP
2,705,000 5.625%,  10/1/2026 2,678,464
5,785,000 4.500%,  10/1/2029 5,640,375
Chesapeake Energy Corporation
3,678,000 11.500%,  1/1/2025
d,f,g
386,190
Comstock Resources, Inc.
1,540,000 9.750%,  8/15/2026 1,437,975
CrownRock Finance, Inc.
3,750,000 5.625%,  10/15/2025
d
3,360,938
Enagas SA
4,285,000 5.500%,  1/15/2028
d
3,706,525
Endeavor Energy Resources, LP
1,020,000 6.625%,  7/15/2025
d
1,027,976
1,800,000 5.750%,  1/30/2028
d
1,728,000
EQM Midstream Partners LP
1,790,000 6.000%,  7/1/2025
d
1,807,900
EQM Midstream Partners, LP
3,675,000 4.125%,  12/1/2026 3,343,478
Murphy Oil Corporation
2,800,000 5.875%,  12/1/2027 2,464,000
Nabors Industries, Inc.
3,200,000 5.750%,  2/1/2025 1,296,000
Nabors Industries, Ltd.
500,000 7.250%,  1/15/2026
d
307,500
Noble Holding International, Ltd.
3,210,000 7.750%,  1/15/2024 64,200
Occidental Petroleum Corporation
900,000 2.700%,  8/15/2022 837,855
1,550,000 2.900%,  8/15/2024 1,325,250
1,150,000 3.500%,  6/15/2025 971,750
2,560,000 8.000%,  7/15/2025
i
2,569,600
4,000,000 8.875%,  7/15/2030
i
3,995,000
1,000,000 4.625%,  6/15/2045 700,000
2,555,000 4.400%,  4/15/2046 1,781,346
Pacific Drilling First Lien Escrow
Issuer, Ltd.
2,115,000 8.375%,  10/1/2023
d
528,750
Pacific Drilling Second Lien
Escrow Issuer, Ltd.
596,442
0.000%,PIK 12.000%,
4/1/2024
d,h
5,964
Parsley Energy, LLC
3,200,000 5.625%,  10/15/2027
d
3,152,000
Precision Drilling Corporation
1,180,000 7.750%,  12/15/2023 808,300
1,740,000 7.125%,  1/15/2026
d
1,061,400
Southwestern Energy Company
4,285,000 7.500%,  4/1/2026
e
3,750,661

High Yield Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
85
Principal
Amount Long-Term Fixed Income (92.7%) Value
Energy (10.4%) - continued
Sunoco, LP
$ 1,565,000 4.875%,  1/15/2023 $ 1,541,525
1,090,000 5.500%,  2/15/2026 1,057,300
Targa Resources Partners, LP
1,060,000 5.125%,  2/1/2025 1,020,250
2,105,000 5.000%,  1/15/2028 1,979,500
Transocean Pontus, Ltd.
446,725 6.125%,  8/1/2025
d
388,651
Transocean, Inc.
3,150,000 7.250%,  11/1/2025
d
1,716,750
1,070,000 7.500%,  1/15/2026
d
583,150
2,645,000 7.500%,  4/15/2031 740,600
Valaris plc
3,745,000 4.750%,  1/15/2024 411,950
W&T Offshore, Inc.
3,445,000 9.750%,  11/1/2023
d
2,156,570
WPX Energy, Inc.
1,835,000 8.250%,  8/1/2023 2,036,850
930,000 5.250%,  10/15/2027 868,794
2,560,000 5.875%,  6/15/2028 2,451,200
250,000 4.500%,  1/15/2030 220,903
Total 84,809,994
Financials (8.1%)
Ally Financial, Inc.
4,000,000 5.750%,  11/20/2025 4,273,263
CIT Group, Inc.
1,429,000 5.000%,  8/15/2022 1,459,366
1,251,000 5.000%,  8/1/2023 1,275,895
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
d
1,525,806
2,020,000 6.625%,  3/15/2026 2,028,181
Drawbridge Special Opportunities
Fund, LP
3,785,000 5.000%,  8/1/2021
d
3,786,768
Global Aircraft Leasing Company,
Ltd.
3,070,000 6.500%,PIK  %, 9/15/2024
d,h
2,056,900
Icahn Enterprises, LP
2,650,000 4.750%,  9/15/2024 2,504,250
2,520,000 6.250%,  5/15/2026 2,523,478
3,155,000 5.250%,  5/15/2027 3,044,575
Iron Mountain, Inc.
2,140,000 5.750%,  8/15/2024 2,160,544
MGM Growth Properties Operating
Partnership, LP
2,350,000 5.750%,  2/1/2027 2,408,750
MPT Operating Partnership, LP
890,000 5.500%,  5/1/2024 903,350
2,100,000 5.250%,  8/1/2026 2,178,750
1,340,000 5.000%,  10/15/2027 1,376,850
2,650,000 4.625%,  8/1/2029 2,663,250
Outfront Media Cap, LLC
2,400,000 4.625%,  3/15/2030
d
2,199,888
Park Aerospace Holdings, Ltd.
4,285,000 4.500%,  3/15/2023
d
3,909,270
Quicken Loans, Inc.
4,015,000 5.750%,  5/1/2025
d
4,104,494
Royal Bank of Scotland Group plc
3,100,000 5.125%,  5/28/2024 3,391,022
Principal
Amount Long-Term Fixed Income (92.7%) Value
Financials (8.1%) - continued
Springleaf Finance Corporation
$ 835,000 6.125%,  3/15/2024 $ 848,569
730,000 6.875%,  3/15/2025 748,934
780,000 7.125%,  3/15/2026 807,292
2,090,000 6.625%,  1/15/2028 2,069,100
Synchrony Financial
4,280,000 3.950%,  12/1/2027 4,472,942
Trivium Packaging Finance
1,060,000 5.500%,  8/15/2026
d
1,069,275
530,000 8.500%,  8/15/2027
d
566,438
VICI Properties, LP / VICI Note
Company, Inc.
1,050,000 4.250%,  12/1/2026
d
1,007,570
2,090,000 3.750%,  2/15/2027
d
1,964,600
1,050,000 4.625%,  12/1/2029
d
1,023,750
2,090,000 4.125%,  8/15/2030
d
1,993,338
Total 66,346,458
Technology (5.9%)
Anixter, Inc.
2,455,000 5.125%,  10/1/2021 2,584,133
CDW, LLC
500,000 4.125%,  5/1/2025 500,625
CommScope Technologies
Finance, LLC
2,090,000 6.000%,  6/15/2025
d
2,018,313
CommScope , Inc.
2,615,000 5.500%,  3/1/2024
d
2,641,150
1,530,000 7.125%,  7/1/2028
d,i
1,526,328
Diamond Finance Corporation
4,795,000 7.125%,  6/15/2024
d,e
4,967,320
Diamond Sports Group, LLC
2,390,000 5.375%,  8/15/2026
d
1,732,368
4,470,000 6.625%,  8/15/2027
d
2,395,920
Harland Clarke Holdings
Corporation
2,105,000 8.375%,  8/15/2022
d
1,763,927
Inception Merger Sub, Inc.
5,265,000 8.625%,  11/15/2024
d,e
5,359,770
Iron Mountain, Inc.
3,745,000 5.250%,  3/15/2028
d
3,726,275
640,000 5.000%,  7/15/2028
d
624,800
1,020,000 5.250%,  7/15/2030
d
998,784
NCR Corporation
2,090,000 8.125%,  4/15/2025
d
2,215,400
4,240,000 5.750%,  9/1/2027
d
4,240,000
Plantronics, Inc.
2,390,000 5.500%,  5/31/2023
d
2,082,288
Presidio Holdings, Inc.
520,000 8.250%,  2/1/2028
d
520,000
PTC, Inc.
390,000 3.625%,  2/15/2025
d
387,075
1,045,000 4.000%,  2/15/2028
d
1,037,225
Qorvo , Inc.
2,615,000 4.375%,  10/15/2029
d
2,677,969
Seagate HDD Cayman
1,201,000 4.091%,  6/1/2029
d
1,256,079

High Yield Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
86
Principal
Amount Long-Term Fixed Income (92.7%) Value
Technology (5.9%) - continued
SS&C Technologies, Inc.
$ 3,200,000 5.500%,  9/30/2027
d
$ 3,258,848
Total 48,514,597
Transportation (1.7%)
AerCap Holdings NV
2,640,000 5.875%,  10/10/2079
b
1,873,608
Delta Air Lines, Inc.
2,810,000 7.000%,  5/1/2025
d
2,900,673
Hertz Corporation
2,100,000 6.000%,  10/15/2024
d,f,g
653,100
1,535,000 6.000%,  1/15/2028
d,f,g
479,688
Mileage Plus Holdings, LLC
1,660,000 6.500%,  6/20/2027
d,i
1,664,150
XPO Logistics, Inc.
2,670,000 6.125%,  9/1/2023
d
2,703,375
2,130,000 6.750%,  8/15/2024
d
2,231,388
1,800,000 6.250%,  5/1/2025
d
1,885,500
Total 14,391,482
U.S. Government & Agencies (0.1%)
U.S. Treasury Notes
600,000 1.375%,  8/31/2020 601,187
Total 601,187
Utilities (4.1%)
Calpine Corporation
4,305,000 4.500%,  2/15/2028
d
4,218,900
DCP Midstream Operating, LP
1,315,000 8.125%,  8/16/2030 1,380,750
Dynegy, Inc.
3,745,000 8.125%,  1/30/2026
d
3,904,162
GFL Environmental, Inc.
636,000 8.500%,  5/1/2027
d
691,650
NextEra Energy Operating
Partners, LP
5,290,000 3.875%,  10/15/2026
d
5,282,329
NRG Energy, Inc.
1,680,000 7.250%,  5/15/2026 1,772,400
1,330,000 5.250%,  6/15/2029
d
1,399,546
PG&E Corporation
770,000 5.000%,  7/1/2028 767,113
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,163,050
Talen Energy Supply, LLC
2,140,000 6.500%,  6/1/2025 1,440,905
1,590,000 7.250%,  5/15/2027
d
1,582,050
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
d
2,620,100
TerraForm Power Operating, LLC
2,140,000 4.250%,  1/31/2023
d
2,150,700
2,940,000 5.000%,  1/31/2028
d
3,072,300
Total 33,445,955
Total Long-Term Fixed Income
(cost $796,336,453) 758,830,998
Shares
Collateral Held for Securities
Loaned ( 3.1% ) Value
25,245,329 Thrivent Cash Management Trust $ 25,245,329
Total Collateral Held for
Securities Loaned
(cost $25,245,329) 25,245,329
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
92,627 Bank of America Corporation,
5.000%
j
2,339,758
520 Bank of America Corporation,
Convertible, 7.250%
j
697,944
60,760 J.P. Morgan Chase & Company,
4.750%
j
1,523,861
1,524 Wells Fargo & Company,
Convertible, 7.500%
j
1,976,628
Total 6,538,191
Total Preferred Stock
(cost $6,363,091) 6,538,191
Shares or
Principal
Amount Short-Term Investments ( 3.1% ) Value
Thrivent Core Short-Term Reserve
Fund
2,433,083 0.750% 24,355,160
U.S. Treasury Bills
100,000 0.105%, 7/16/2020
k
99,995
200,000 0.095%, 7/23/2020
k
199,986
550,000 0.023%, 9/24/2020
k
549,831
Total Short-Term Investments
(cost $25,157,381) 25,204,972
Total Investments (cost
$886,919,644) 103.0% $843,137,495
Other Assets and Liabilities, Net
(3.0%) (24,341,875)
Total Net Assets 100.0% $818,795,620
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $500,840,411 or 61.2%
of total net assets.
e All or a portion of the security is on loan.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Interest is not being accrued.

High Yield Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
87
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2020.
i Denotes investments purchased on a when-issued or
delayed delivery basis.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of June 30, 2020 was $140,988 or 0.0% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
June 30, 2020.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 518,651
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 3,028,997
Sanchez Energy Corporation
Escrow Holding, 2/15/2023 2/7/2018 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 24,224,763
Total lending $24,224,763
Gross amount payable upon return of
collateral for securities loaned $25,245,329
Net amounts due to counterparty
$1,020,566
Definitions:
PIK - Payment-In-Kind
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
88
Principal
Amount Bank Loans ( 0.6% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco , LLC, Term
Loan
$ 98,000
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 89,670
Big River Steel, LLC, Term Loan
238,263
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
223,371
Total 313,041
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
437,773
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
432,055
GFL Environmental, Inc., Term
Loan
531,437
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
515,606
Total 947,661
Communications Services (0.1%)
Altice France SA, Term Loan
194,000
2.928%,  (LIBOR 1M +
2.750%), 7/31/2025
b
183,322
Coral-US Co-Borrower, LLC, Term
Loan
420,000
2.428%,  (LIBOR 1M +
2.250%), 1/31/2028
b
398,215
HCP Acquisition, LLC, Term Loan
349,931
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
334,272
TNS, Inc., Term Loan
344,900
4.180%,  (LIBOR 1M +
4.000%), 8/14/2022
b
330,241
Virgin Media Bristol, LLC, Term
Loan
490,000
2.685%,  (LIBOR 1M +
2.500%), 1/31/2028
b
466,848
WideOpenWest Finance, LLC,
Term Loan
325,788
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
309,635
Windstream Services, LLC, Term
Loan
248,096
8.250%,  (PRIME + 5.000%),
3/30/2021
b,c
149,354
Total 2,171,887
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
593,475
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
534,620
LCPR Loan Financing, LLC, Term
Loan
465,000
5.185%,  (LIBOR 1M +
5.000%), 10/15/2026
b
460,350
Scientific Games International,
Inc., Term Loan
879,750
3.476%,  (LIBOR 3M +
2.750%), 8/14/2024
b
775,939
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Stars Group Holdings BV, Term
Loan
$ 102,503
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
$ 101,782
Total 1,872,691
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
448,249
3.190%,  (LIBOR 1M +
3.000%), 6/1/2025
b
434,972
Endo International plc, Term Loan
211,058
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
198,922
Global Medical Response, Inc.,
Term Loan
500,940
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
480,843
190,125
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
181,332
JBS USA LUX SA, Term Loan
253,078
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
241,163
MPH Acquisition Holdings, LLC,
Term Loan
385,308
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
365,561
Sotera Health Holdings, LLC, Term
Loan
139,650
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
136,129
Total 2,038,922
Energy (<0.1%)
Radiate Holdco, LLC, Term Loan
969,948
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
923,875
Total 923,875
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
164,850
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
153,023
GGP Nimbus, LLC, Term Loan
188,146
2.678%,  (LIBOR 1M +
2.500%), 8/24/2025
b
157,023
Tronox Finance, LLC, Term Loan
611,332
2.982%,  (LIBOR 3M +
2.750%), 9/22/2024
b
585,521
Vericast Corporation, Term Loan
459,294
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
333,052
Total 1,228,619
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
491,287
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
471,331

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
89
Principal
Amount Bank Loans (0.6%)
a
Value
Technology (0.1%) - continued
Rackspace Hosting, Inc., Term
Loan
$ 528,954
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
$ 503,168
Total 974,499
Total Bank Loans
(cost $11,211,949) 10,471,195
Principal
Amount Long-Term Fixed Income ( 95.2% ) Value
Asset-Backed Securities (1.2%)
Goldentree Loan Management,
Ltd.
2,100,000
2.308%,  (LIBOR 3M +
1.900%), 4/20/2031, Ser.
2020-7A, Class A
b,d
2,105,897
Magnetite XII, Ltd.
3,200,000
2.319%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,d
3,116,909
Neuberger Berman CLO XIV, Ltd.
3,200,000
1.917%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,d
3,142,595
Octagon Credit Partners 46, Ltd.
3,200,000
2.513%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,d,e,f
3,200,000
Octagon Investment Partners XVI,
Ltd.
2,600,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,d
2,518,698
Shackleton CLO, Ltd.
2,150,000
2.389%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,d
2,086,667
Sound Point CLO X, Ltd.
3,200,000
3.835%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,d
2,896,243
THL Credit Wind River CLO, Ltd.
3,200,000
4.069%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,d
2,921,530
Total 21,988,539
Basic Materials (2.3%)
Alcoa, Inc.
640,000 5.125%,  10/1/2024 661,686
Anglo American Capital plc
3,200,000 3.625%,  9/11/2024
d
3,357,705
2,550,000 4.750%,  4/10/2027
d
2,837,710
Cleveland-Cliffs, Inc.
440,000 5.750%,  3/1/2025
g
374,572
85,000 9.875%,  10/17/2025
d
89,161
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 310,400
Glencore Funding, LLC
3,180,000 4.125%,  5/30/2023
d
3,399,512
Principal
Amount Long-Term Fixed Income (95.2%) Value
Basic Materials (2.3%) - continued
$ 2,880,000 4.000%,  3/27/2027
d,g
$ 3,086,226
International Paper Company
2,240,000 3.000%,  2/15/2027 2,404,309
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 719,415
3,980,000 4.500%,  7/15/2027 4,345,744
LyondellBasell Industries NV
1,900,000 6.000%,  11/15/2021 2,005,908
Methanex Corporation
390,000 5.250%,  12/15/2029 343,192
Novelis Corporation
640,000 5.875%,  9/30/2026
d
638,490
Steel Dynamics, Inc.
1,900,000 3.250%,  1/15/2031 1,930,930
Syngenta Finance NV
3,175,000 4.441%,  4/24/2023
d
3,332,330
Teck Resources, Ltd.
3,270,000 6.125%,  10/1/2035 3,701,765
Tronox Finance plc
640,000 5.750%,  10/1/2025
d
592,000
Vale Overseas, Ltd.
1,920,000 6.250%,  8/10/2026 2,258,400
Westlake Chemical Corporation
3,200,000 3.600%,  8/15/2026 3,385,655
WestRock Company
1,270,000 3.750%,  3/15/2025 1,407,667
Total 41,182,777
Capital Goods (3.0%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
d
268,125
BAE Systems plc
1,970,000 4.750%,  10/11/2021
d
2,057,566
3,050,000 3.400%,  4/15/2030
d
3,326,276
Carrier Global Corporation
2,550,000 2.700%,  2/15/2031
d
2,535,125
CNH Industrial Capital, LLC
2,560,000 4.875%,  4/1/2021 2,626,548
CNH Industrial NV
2,560,000 3.850%,  11/15/2027 2,697,572
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 748,800
General Electric Capital
Corporation
3,200,000
1.313%,  (LIBOR 3M +
1.000%), 3/15/2023
b
3,124,478
General Electric Company
5,200,000 5.000%,  1/21/2021
b,h
4,082,520
2,550,000 3.450%,  5/1/2027 2,615,711
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025
d
2,063,067
John Deere Capital Corporation
3,250,000 1.750%,  3/9/2027 3,379,040
L3Harris Technologies, Inc.
1,280,000 4.950%,  2/15/2021 1,295,762
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,513,841
Owens-Brockway Glass Container,
Inc.
1,000,000 5.875%,  8/15/2023
d
1,032,500

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
90
Principal
Amount Long-Term Fixed Income (95.2%) Value
Capital Goods (3.0%) - continued
Parker-Hannifin Corporation
$ 3,250,000 4.000%,  6/14/2049 $ 3,741,195
Roper Technologies, Inc.
2,240,000 3.800%,  12/15/2026 2,558,248
Spirit AeroSystems , Inc.
3,200,000
1.113%,  (LIBOR 3M +
0.800%), 6/15/2021
b
2,980,276
430,000 7.500%,  4/15/2025
d
424,087
Textron, Inc.
1,280,000 4.300%,  3/1/2024 1,363,980
630,000 3.875%,  3/1/2025 670,347
2,560,000 3.650%,  3/15/2027 2,651,332
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 619,027
United Technologies Corporation
1,925,000 3.950%,  8/16/2025 2,197,923
1,925,000 4.450%,  11/16/2038 2,354,309
Total 53,927,655
Collateralized Mortgage Obligations (0.1%)
GMAC Mortgage Corporation
Loan Trust
157,477
0.685%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,i
163,413
IndyMac Seconds Asset-Backed
Trust
310,164
0.525%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,i
165,434
Wachovia Mortgage Loan Trust,
LLC
446,170
3.898%,  5/20/2036, Ser.
2006-A, Class 2A1
b
429,786
Total 758,633
Communications Services (8.7%)
AMC Networks, Inc.
320,000 5.000%,  4/1/2024 316,800
American Tower Corporation
2,560,000 3.125%,  1/15/2027 2,801,431
AT&T, Inc.
3,850,000
1.498%,  (LIBOR 3M +
1.180%), 6/12/2024
b
3,857,619
1,240,000 3.400%,  5/15/2025 1,363,450
5,120,000 4.250%,  3/1/2027 5,848,340
2,643,000 4.300%,  2/15/2030 3,087,844
3,250,000 2.750%,  6/1/2031 3,362,081
3,190,000 4.300%,  12/15/2042 3,572,333
3,200,000 4.500%,  3/9/2048 3,755,039
4,500,000 4.550%,  3/9/2049 5,303,461
British Telecommunications plc
3,200,000 4.500%,  12/4/2023 3,542,533
CCO Holdings, LLC
380,000 5.500%,  5/1/2026
d
393,775
640,000 4.750%,  3/1/2030
d
654,842
260,000 4.500%,  8/15/2030
d
265,330
Charter Communications
Operating, LLC
4,500,000 4.800%,  3/1/2050 5,100,323
3,300,000 4.908%,  7/23/2025 3,784,214
Principal
Amount Long-Term Fixed Income (95.2%) Value
Communications Services (8.7%) - continued
$ 2,475,000 6.484%,  10/23/2045 $ 3,288,390
Clear Channel Worldwide
Holdings, Inc.
640,000 5.125%,  8/15/2027
d
614,400
Comcast Corporation
1,920,000 3.375%,  8/15/2025 2,137,824
3,200,000 3.300%,  4/1/2027 3,597,091
605,000 6.400%,  5/15/2038 901,996
3,150,000 4.600%,  10/15/2038 4,011,486
3,150,000 3.750%,  4/1/2040 3,705,222
3,200,000 4.650%,  7/15/2042 4,120,438
Cox Communications, Inc.
3,200,000 3.350%,  9/15/2026
d
3,538,165
560,000 4.800%,  2/1/2035
d
704,158
2,405,000 4.700%,  12/15/2042
d
2,968,457
Crown Castle International
Corporation
4,160,000 5.250%,  1/15/2023 4,629,077
CSC Holdings, LLC
500,000 4.125%,  12/1/2030
d
495,655
Discovery Communications, LLC
4,500,000 4.650%,  5/15/2050 5,103,223
1,600,000 4.900%,  3/11/2026 1,841,038
Fox Corporation
3,200,000 5.476%,  1/25/2039 4,277,224
Front Range BidCo , Inc.
320,000 4.000%,  3/1/2027
d
303,699
iHeartCommunications , Inc.
250,000 4.750%,  1/15/2028
d
230,625
Interpublic Group of Companies,
Inc.
3,200,000 3.750%,  10/1/2021 3,317,744
Level 3 Financing, Inc.
640,000 5.250%,  3/15/2026 659,424
Nexstar Escrow Corporation
640,000 5.625%,  7/15/2027
d
640,038
Omnicom Group, Inc.
940,000 3.650%,  11/1/2024 1,034,467
1,300,000 4.200%,  6/1/2030 1,511,490
SFR Group SA
320,000 7.375%,  5/1/2026
d
334,061
Sinclair Television Group, Inc.
640,000 5.875%,  3/15/2026
d
630,400
Sirius XM Radio, Inc.
640,000 4.125%,  7/1/2030
d
631,334
Sprint Corporation
5,530,000 7.125%,  6/15/2024 6,244,144
Time Warner Cable, Inc.
3,800,000 4.125%,  2/15/2021 3,843,561
Time Warner Entertainment
Company, LP
1,720,000 8.375%,  3/15/2023 2,015,514
T-Mobile USA, Inc.
640,000 4.500%,  2/1/2026 647,654
6,450,000 3.750%,  4/15/2027
d
7,156,275
VeriSign, Inc.
640,000 4.750%,  7/15/2027 672,314
Verizon Communications, Inc.
2,600,000 4.000%,  3/22/2050 3,273,142
2,740,000 3.500%,  11/1/2024 3,032,769

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
91
Principal
Amount Long-Term Fixed Income (95.2%) Value
Communications Services (8.7%) - continued
$ 4,400,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
$ 4,453,592
3,850,000 4.272%,  1/15/2036 4,766,473
1,920,000 5.250%,  3/16/2037 2,598,500
Viacom, Inc.
3,200,000 4.375%,  3/15/2043 3,345,095
Virgin Media Secured Finance plc
960,000 5.500%,  8/15/2026
d
982,022
Vodafone Group plc
2,150,000 5.000%,  5/30/2038 2,701,346
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,719,253
3,900,000 3.500%,  5/13/2040 4,249,641
Windstream Services, LLC
160,000 8.625%,  10/31/2025
c,d
96,000
Total 155,033,836
Consumer Cyclical (4.9%)
Amazon.com, Inc.
3,200,000 1.500%,  6/3/2030 3,245,239
American Honda Finance
Corporation
2,600,000 2.150%,  9/10/2024
g
2,716,186
Brookfield Property REIT, Inc.
270,000 5.750%,  5/15/2026
d,g
228,150
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
d
382,524
Cedar Fair, LP
480,000 5.250%,  7/15/2029
d
433,978
Colt Merger Sub, Inc.
320,000 6.250%,  7/1/2025
d,e
317,504
D.R. Horton, Inc.
1,950,000 2.600%,  10/15/2025 2,049,649
Daimler Finance North America,
LLC
1,900,000
1.106%,  (LIBOR 3M +
0.550%), 5/4/2021
b,d,g
1,890,192
1,900,000 1.750%,  3/10/2023
d
1,913,748
Ford Motor Credit Company, LLC
1,900,000 3.470%,  4/5/2021 1,857,250
2,575,000 4.250%,  9/20/2022 2,524,041
General Motors Company
1,300,000 6.125%,  10/1/2025 1,460,946
6,425,000 6.800%,  10/1/2027 7,485,887
1,230,000 5.000%,  4/1/2035 1,228,248
General Motors Financial
Company, Inc.
3,100,000 3.450%,  4/10/2022 3,161,037
2,510,000 4.000%,  1/15/2025 2,623,846
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
d
636,800
Harley-Davidson Financial
Services, Inc.
3,380,000 4.050%,  2/4/2022
d
3,483,926
Home Depot, Inc.
3,250,000 2.500%,  4/15/2027 3,560,442
3,180,000 4.250%,  4/1/2046 4,033,597
Hyundai Capital America
1,850,000 3.000%,  3/18/2021
d
1,867,744
3,850,000 2.450%,  6/15/2021
d
3,875,380
Principal
Amount Long-Term Fixed Income (95.2%) Value
Consumer Cyclical (4.9%) - continued
Hyundai Capital Services, Inc.
$ 1,920,000 3.000%,  3/6/2022
d
$ 1,954,192
Kohl's Corporation
2,500,000 9.500%,  5/15/2025 2,850,237
Lennar Corporation
2,005,000 2.950%,  11/29/2020 2,007,206
1,900,000 4.125%,  1/15/2022 1,923,750
1,900,000 4.500%,  4/30/2024 1,975,601
Lowe's Companies, Inc.
1,900,000 5.000%,  4/15/2040 2,468,323
Marriott International
1,900,000 4.625%,  6/15/2030 1,975,430
Mastercard , Inc.
1,900,000 3.850%,  3/26/2050 2,370,388
McDonald's Corporation
3,175,000 4.450%,  3/1/2047 3,861,980
ServiceMaster Company, LLC
640,000 5.125%,  11/15/2024
d
648,800
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
d
98,313
Six Flags Theme Parks, Inc.
70,000 7.000%,  7/1/2025
d
72,363
ViacomCBS , Inc.
3,200,000 4.200%,  5/19/2032 3,550,146
Visa, Inc.
2,600,000 1.900%,  4/15/2027 2,717,390
Volkswagen Group of America
Finance, LLC
3,800,000 4.250%,  11/13/2023
d
4,158,381
3,000,000 3.350%,  5/13/2025
d
3,221,107
Total 86,829,921
Consumer Non-Cyclical (12.8%)
Abbott Laboratories
2,901,000 3.750%,  11/30/2026 3,375,238
1,440,000 4.750%,  11/30/2036 1,936,960
2,500,000 6.000%,  4/1/2039 3,740,767
AbbVie, Inc.
2,550,000 5.000%,  12/15/2021
d
2,676,825
4,460,000 3.200%,  5/14/2026 4,961,430
2,550,000 2.950%,  11/21/2026
d
2,790,250
3,200,000 4.050%,  11/21/2039
d
3,711,383
Albertson's Companies, Inc.
640,000 6.625%,  6/15/2024 656,000
Altria Group, Inc.
3,200,000 4.450%,  5/6/2050 3,498,884
3,200,000 4.800%,  2/14/2029 3,730,234
5,150,000 5.800%,  2/14/2039 6,420,985
Amgen, Inc.
3,200,000 3.375%,  2/21/2050 3,503,721
Anheuser-Busch Companies, LLC
3,210,000 4.700%,  2/1/2036 3,784,361
Anheuser-Busch InBev Worldwide,
Inc.
3,825,000 4.000%,  4/13/2028 4,413,621
4,500,000 3.500%,  6/1/2030
g
5,058,741
2,550,000 4.600%,  4/15/2048 2,976,896
3,200,000 4.439%,  10/6/2048 3,684,983
BAT Capital Corporation
2,750,000 5.282%,  4/2/2050 3,323,359

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
92
Principal
Amount Long-Term Fixed Income (95.2%) Value
Consumer Non-Cyclical (12.8%) - continued
$ 2,550,000 3.222%,  8/15/2024 $ 2,732,427
3,250,000 4.700%,  4/2/2027 3,713,944
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
d
47,074
50,000 5.250%,  1/30/2030
d
47,437
Baxalta , Inc.
1,511,000 4.000%,  6/23/2025 1,710,504
Becton, Dickinson and Company
3,250,000 3.363%,  6/6/2024 3,504,257
3,850,000 3.700%,  6/6/2027 4,307,374
Boston Scientific Corporation
2,660,000 3.375%,  5/15/2022 2,781,106
1,950,000 3.750%,  3/1/2026 2,214,271
1,722,000 7.375%,  1/15/2040 2,675,680
Bunge, Ltd. Finance Corporation
1,920,000 3.500%,  11/24/2020 1,938,142
Cargill, Inc.
3,250,000 3.250%,  5/23/2029
d
3,662,927
Centene Corporation
1,900,000 5.375%,  6/1/2026
d
1,969,654
160,000 4.250%,  12/15/2027 165,106
480,000 4.625%,  12/15/2029 508,210
7,105,000 3.375%,  2/15/2030 7,173,990
Cigna Corporation
3,200,000 4.125%,  11/15/2025 3,678,486
3,850,000 2.400%,  3/15/2030 3,994,334
3,200,000 4.800%,  8/15/2038 4,053,523
Conagra Brands, Inc.
1,000,000 4.600%,  11/1/2025 1,152,642
Constellation Brands, Inc.
1,700,000 4.400%,  11/15/2025 1,964,958
640,000 3.500%,  5/9/2027 708,066
3,300,000 5.250%,  11/15/2048 4,327,209
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 2,345,515
1,870,000 4.750%,  12/1/2022 2,022,935
3,175,000 4.100%,  3/25/2025 3,589,085
1,600,000 3.875%,  7/20/2025 1,796,797
1,300,000 3.625%,  4/1/2027 1,460,297
5,210,000 5.050%,  3/25/2048 6,777,002
DENTSPLY SIRONA, Inc.
4,500,000 3.250%,  6/1/2030 4,714,639
Encompass Health Corporation
350,000 4.500%,  2/1/2028 335,692
HCA, Inc.
640,000 5.375%,  2/1/2025 685,600
Imperial Brands Finance plc
3,200,000 3.500%,  7/26/2026
d
3,420,744
Imperial Tobacco Finance plc
2,190,000 3.750%,  7/21/2022
d
2,285,721
JBS USA, LLC
640,000 6.500%,  4/15/2029
d
679,200
Kellogg Company
2,550,000 3.125%,  5/17/2022 2,657,195
Keurig Dr. Pepper, Inc.
3,250,000 3.800%,  5/1/2050 3,707,483
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 242,265
Kraft Heinz Foods Company
1,900,000 5.500%,  6/1/2050
d
2,024,600
1,280,000 3.000%,  6/1/2026 1,293,909
Principal
Amount Long-Term Fixed Income (95.2%) Value
Consumer Non-Cyclical (12.8%) - continued
$ 450,000 3.750%,  4/1/2030
d
$ 464,549
Kroger Company
3,200,000 2.650%,  10/15/2026 3,489,043
Mylan, Inc.
3,200,000 5.200%,  4/15/2048 3,934,961
Nestle Holdings, Inc.
3,850,000 3.900%,  9/24/2038
d
4,780,042
Par Pharmaceutical, Inc.
640,000 7.500%,  4/1/2027
d
656,768
Perrigo Finance Unlimited
Company
1,900,000 3.150%,  6/15/2030 1,915,903
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,d,h
2,658,687
Reckitt Benckiser Treasury
Services plc
2,880,000 2.750%,  6/26/2024
d
3,061,688
Reynolds American, Inc.
4,000,000 4.850%,  9/15/2023 4,455,591
1,560,000 5.850%,  8/15/2045 1,950,735
Shire Acquisitions Investments
Ireland Designated Activity
Company
3,200,000 2.875%,  9/23/2023 3,389,343
Smithfield Foods, Inc.
7,500,000 2.650%,  10/3/2021
d
7,417,384
Sysco Corporation
1,600,000 5.950%,  4/1/2030 2,004,913
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
d
631,488
Thermo Fisher Scientific, Inc.
1,280,000 2.950%,  9/19/2026 1,415,806
Tyson Foods, Inc.
1,280,000 3.550%,  6/2/2027 1,417,367
UnitedHealth Group, Inc.
3,200,000 2.950%,  10/15/2027 3,571,025
1,240,000 4.750%,  7/15/2045 1,669,521
3,225,000 4.450%,  12/15/2048 4,220,715
Upjohn, Inc.
1,900,000 4.000%,  6/22/2050
d
2,033,628
3,800,000 3.850%,  6/22/2040
d
4,075,424
VRX Escrow Corporation
700,000 6.125%,  4/15/2025
d
709,989
Zimmer Biomet Holdings, Inc.
3,900,000 3.550%,  3/20/2030 4,207,726
Total 227,446,934
Energy (9.1%)
Antero Resources Corporation
105,000 5.000%,  3/1/2025 61,950
Baker Hughes, LLC
2,575,000 4.486%,  5/1/2030 2,963,724
BP Capital Markets America, Inc.
3,200,000 3.000%,  2/24/2050 3,150,798
1,590,000 3.119%,  5/4/2026 1,733,791
2,560,000 3.017%,  1/16/2027 2,771,520
1,950,000 3.543%,  4/6/2027 2,161,900
BP Capital Markets plc
2,490,000 3.814%,  2/10/2024 2,739,253

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
93
Principal
Amount Long-Term Fixed Income (95.2%) Value
Energy (9.1%) - continued
Buckeye Partners, LP
$ 350,000 4.125%,  3/1/2025
d
$ 335,745
Canadian Natural Resources, Ltd.
3,200,000 2.950%,  7/15/2030 3,175,082
Centennial Resource Production,
LLC
640,000 5.375%,  1/15/2026
d
339,200
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029
d
3,327,843
Cheniere Energy Partners, LP
960,000 4.500%,  10/1/2029 936,000
Chesapeake Energy Corporation
448,000 11.500%,  1/1/2025
d,j,k
47,040
Continental Resources, Inc.
3,200,000 4.500%,  4/15/2023 3,056,704
Diamondback Energy, Inc.
4,600,000 3.500%,  12/1/2029 4,443,914
El Paso Pipeline Partners
Operating Company, LLC
1,280,000 4.700%,  11/1/2042 1,365,450
Enagas SA
320,000 5.500%,  1/15/2028
d
276,800
Energy Transfer Operating, LP
4,150,000 3.750%,  5/15/2030 4,100,798
3,200,000 6.000%,  6/15/2048 3,319,406
Energy Transfer Partners, LP
4,480,000 4.200%,  4/15/2027 4,687,188
Enterprise Products Operating,
LLC
2,490,000 3.700%,  2/15/2026 2,798,268
3,200,000 4.875%,  8/16/2077
b
2,783,200
EOG Resources, Inc.
900,000 4.950%,  4/15/2050 1,170,792
3,500,000 4.375%,  4/15/2030 4,166,328
EQT Corporation
640,000 3.900%,  10/1/2027
g
520,595
Equinor ASA
3,900,000 3.000%,  4/6/2027 4,295,539
2,575,000 3.125%,  4/6/2030 2,839,571
Exxon Mobil Corporation
3,250,000 4.327%,  3/19/2050 4,071,646
Hess Corporation
1,280,000 3.500%,  7/15/2024 1,289,551
1,300,000 4.300%,  4/1/2027
g
1,345,438
Kinder Morgan, Inc.
1,280,000 5.000%,  2/15/2021
d
1,307,512
3,175,000 5.200%,  3/1/2048 3,854,645
Marathon Oil Corporation
3,850,000 4.400%,  7/15/2027 3,778,357
Marathon Petroleum Corporation
2,560,000 4.750%,  12/15/2023 2,809,277
3,220,000 6.500%,  3/1/2041 3,995,296
MPLX, LP
2,550,000 3.500%,  12/1/2022 2,656,856
2,550,000 4.875%,  6/1/2025 2,845,100
3,250,000 4.800%,  2/15/2029 3,614,814
1,920,000 5.200%,  3/1/2047 2,061,077
Murphy Oil Corporation
250,000 5.875%,  12/1/2027 220,000
Principal
Amount Long-Term Fixed Income (95.2%) Value
Energy (9.1%) - continued
Newfield Exploration Company
$ 2,000,000 5.625%,  7/1/2024 $ 1,900,052
2,956,000 5.375%,  1/1/2026 2,768,095
Noble Energy, Inc.
3,240,000 3.900%,  11/15/2024 3,263,944
2,600,000 5.050%,  11/15/2044 2,362,620
Occidental Petroleum Corporation
9,450,000 4.200%,  3/15/2048 6,399,540
ONEOK, Inc.
1,900,000 2.200%,  9/15/2025 1,864,814
Petroleos Mexicanos
2,550,000 6.500%,  3/13/2027 2,301,426
3,200,000 6.750%,  9/21/2047 2,460,320
Plains All American Pipeline, LP
3,200,000 4.500%,  12/15/2026 3,389,402
3,200,000 3.550%,  12/15/2029 3,111,164
3,200,000 3.800%,  9/15/2030 3,151,147
Sabine Pass Liquefaction, LLC
1,910,000 5.750%,  5/15/2024 2,150,946
1,300,000 4.500%,  5/15/2030
d
1,435,432
Schlumberger Holdings
Corporation
3,250,000 3.900%,  5/17/2028
d
3,506,758
Suncor Energy, Inc.
1,920,000 3.600%,  12/1/2024 2,072,839
2,900,000 3.100%,  5/15/2025 3,097,450
Sunoco Logistics Partners
Operations, LP
3,200,000 3.450%,  1/15/2023
g
3,308,448
4,500,000 4.000%,  10/1/2027 4,610,152
Sunoco, LP
640,000 5.500%,  2/15/2026 620,800
Williams Companies, Inc.
3,200,000 7.500%,  1/15/2031 4,098,480
Williams Partners, LP
1,930,000 4.500%,  11/15/2023 2,113,708
1,600,000 3.750%,  6/15/2027 1,706,656
3,000,000 4.850%,  3/1/2048 3,280,343
Total 162,392,504
Financials (26.8%)
Aegon NV
2,600,000
0.915%,  (USISDA 10Y +
0.100%), 7/15/2020
b,h
1,878,822
AerCap Ireland Capital, Ltd.
960,000 3.950%,  2/1/2022 960,322
2,400,000 6.500%,  7/15/2025 2,514,317
3,800,000 3.875%,  1/23/2028
g
3,430,543
Air Lease Corporation
2,510,000 3.750%,  2/1/2022 2,537,568
1,260,000 4.250%,  9/15/2024 1,281,134
Ally Financial, Inc.
300,000 5.750%,  11/20/2025 320,495
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 3,071,916
Associated Banc-Corporation
3,150,000 4.250%,  1/15/2025 3,303,348
Australia and New Zealand
Banking Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,d
3,264,758

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
94
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (26.8%) - continued
Avolon Holdings Funding, Ltd.
$ 1,300,000 5.250%,  5/15/2024
d
$ 1,186,953
6,400,000 4.375%,  5/1/2026
d
5,381,333
Banco Bilbao Vizcaya Argentaria
SA
2,600,000 6.500%,  3/5/2025
b,h
2,509,000
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
d
3,955,875
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,314,624
1,800,000 4.379%,  4/12/2028 2,010,728
2,000,000 3.490%,  5/28/2030 2,140,687
Bank of America Corporation
1,900,000 3.499%,  5/17/2022
b
1,945,139
3,649,000 3.004%,  12/20/2023
b
3,837,869
2,830,000 4.200%,  8/26/2024 3,140,301
2,860,000 6.500%,  10/23/2024
b,h
3,073,528
3,200,000 4.000%,  1/22/2025 3,531,694
2,750,000 3.950%,  4/21/2025 3,042,898
1,270,000 3.875%,  8/1/2025 1,437,935
3,200,000 3.093%,  10/1/2025
b
3,454,547
3,200,000 3.705%,  4/24/2028
b
3,616,538
2,550,000 4.271%,  7/23/2029
b
3,001,325
3,970,000 3.194%,  7/23/2030
b
4,381,514
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,h
2,002,000
Bank of Nova Scotia
4,250,000 4.900%,  6/4/2025
b,h
4,242,031
Barclays Bank plc
1,910,000 10.179%,  6/12/2021
d
2,065,446
Barclays plc
3,200,000 7.875%,  3/15/2022
b,h
3,248,000
3,900,000 4.610%,  2/15/2023
b
4,106,475
2,800,000 4.338%,  5/16/2024
b
3,015,549
650,000 8.000%,  6/15/2024
b,h
673,563
1,280,000 4.836%,  5/9/2028 1,404,773
Berkshire Hathaway Finance
Corporation
1,950,000 4.250%,  1/15/2049 2,498,208
BNP Paribas SA
2,850,000 4.500%,  2/25/2030
b,d,h
2,497,312
Boston Properties, LP
3,200,000 2.750%,  10/1/2026 3,428,689
1,900,000 3.250%,  1/30/2031 2,043,783
BPCE SA
1,920,000 3.000%,  5/22/2022
d
1,985,303
1,265,000 5.700%,  10/22/2023
d
1,409,645
2,190,000 5.150%,  7/21/2024
d
2,444,003
Capital One Bank USA NA
2,000,000 3.375%,  2/15/2023 2,105,837
Capital One Financial Corporation
3,190,000 4.200%,  10/29/2025 3,539,890
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,h
2,724,216
CIT Group, Inc.
320,000 4.125%,  3/9/2021 320,550
960,000 5.250%,  3/7/2025 994,598
Citigroup, Inc.
1,900,000 3.142%,  1/24/2023
b
1,965,020
2,560,000
1.780%,  (LIBOR 3M +
1.430%), 9/1/2023
b
2,585,984
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (26.8%) - continued
$ 3,200,000 4.700%,  1/30/2025
b,h
$ 2,836,960
3,600,000 3.352%,  4/24/2025
b
3,889,651
4,370,000 4.400%,  6/10/2025 4,893,787
3,305,000 5.500%,  9/13/2025 3,915,898
1,910,000 3.700%,  1/12/2026 2,133,113
2,490,000 4.450%,  9/29/2027 2,837,594
Citizens Bank NA
1,280,000 2.650%,  5/26/2022 1,322,816
Citizens Financial Group, Inc.
1,280,000 2.375%,  7/28/2021 1,296,232
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 2,179,956
650,000 3.950%,  5/15/2024 706,633
3,250,000 3.450%,  8/15/2027 3,466,133
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,h
2,131,080
Commerzbank AG
3,200,000 8.125%,  9/19/2023
d
3,607,878
CoreStates Capital III
2,440,000
0.962%,  (LIBOR 3M +
0.570%), 2/15/2027
b,d
2,111,443
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
d
154,512
Credit Agricole SA
1,280,000 3.375%,  1/10/2022
d
1,324,826
3,800,000 3.250%,  1/14/2030
d
4,076,326
Credit Suisse Group AG
3,200,000 3.574%,  1/9/2023
d,g
3,319,398
3,950,000 7.500%,  7/17/2023
b,d,h
4,103,695
3,850,000 2.193%,  6/5/2026
b,d
3,898,114
600,000 5.100%,  1/24/2030
b,d,g,h
568,500
Danske Bank AS
5,600,000 5.000%,  1/12/2023
b,d
5,883,184
1,950,000 3.244%,  12/20/2025
b,d
2,027,275
Deutsche Bank AG
2,560,000 2.700%,  7/13/2020 2,560,538
4,000,000 6.000%,  10/30/2025
b,h
3,300,800
5,200,000 3.961%,  11/26/2025
b,g
5,455,201
Digital Realty Trust, LP
2,700,000 2.750%,  2/1/2023 2,829,830
Discover Bank
1,635,000 4.200%,  8/8/2023
g
1,785,642
2,600,000 2.450%,  9/12/2024 2,726,776
4,490,000 4.682%,  8/9/2028
b
4,532,655
Fidelity National Financial, Inc.
1,250,000 5.500%,  9/1/2022 1,344,641
Fidelity National Information
Services, Inc.
1,900,000 3.750%,  5/21/2029 2,225,810
First Horizon National Corporation
3,900,000 4.000%,  5/26/2025 4,078,730
Five Corners Funding Trust
5,110,000 4.419%,  11/15/2023
d
5,690,694
GE Capital Funding, LLC
3,900,000 4.050%,  5/15/2027
d
4,116,546
1,900,000 4.400%,  5/15/2030
d
1,975,594
GE Capital International Funding
Company
3,600,000 4.418%,  11/15/2035 3,654,886
Glitnir HoldCo ehf ., Convertible
362 Zero Coupon,  12/31/2030
f
0

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
95
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (26.8%) - continued
Goldman Sachs Group, Inc.
$ 2,100,000 2.876%,  10/31/2022
b
$ 2,153,013
1,920,000 2.908%,  6/5/2023
b
1,990,410
2,190,000 4.000%,  3/3/2024 2,419,956
4,450,000 3.850%,  7/8/2024 4,907,365
3,200,000 4.950%,  2/10/2025
b,h
3,040,000
2,490,000 4.250%,  10/21/2025 2,806,178
HCP, Inc.
78,000 4.250%,  11/15/2023 84,902
Healthpeak Properties, Inc.
1,950,000 2.875%,  1/15/2031 2,001,879
HSBC Holdings plc
1,280,000 6.875%,  6/1/2021
b,h
1,298,740
3,200,000
1.386%,  (LIBOR 3M +
1.000%), 5/18/2024
b
3,174,133
2,100,000 3.803%,  3/11/2025
b
2,268,881
2,560,000 4.300%,  3/8/2026 2,889,735
1,600,000 6.000%,  5/22/2027
b,h
1,590,000
1,920,000 4.041%,  3/13/2028
b
2,121,700
Icahn Enterprises, LP
640,000 6.250%,  5/15/2026 640,883
ING Groep NV
4,500,000 4.100%,  10/2/2023 4,935,385
International Lease Finance
Corporation
2,560,000 5.875%,  8/15/2022 2,693,321
Itau Unibanco Holding SA
3,800,000 2.900%,  1/24/2023
d
3,757,288
J.P. Morgan Chase & Company
1,270,000 6.750%,  2/1/2024
b,h
1,365,250
3,200,000 5.000%,  8/1/2024
b,h
3,077,776
4,000,000 3.875%,  9/10/2024 4,434,888
3,200,000 4.600%,  2/1/2025
b,h
2,853,120
3,800,000 3.900%,  7/15/2025 4,309,546
3,200,000 2.950%,  10/1/2026 3,514,577
3,200,000 2.956%,  5/13/2031
b
3,402,812
2,600,000 3.882%,  7/24/2038
b
3,074,161
3,150,000 5.500%,  10/15/2040 4,519,494
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,781,157
Kimco Realty Corporation
5,100,000 3.300%,  2/1/2025 5,352,149
Liberty Mutual Group, Inc.
1,935,000 4.950%,  5/1/2022
d
2,055,437
Lincoln National Corporation
4,150,000 4.000%,  9/1/2023 4,518,421
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 2,125,019
Lloyds Banking Group plc
4,000,000 2.858%,  3/17/2023
b
4,120,028
1,950,000 7.500%,  6/27/2024
b,h
2,022,735
1,300,000 7.500%,  9/27/2025
b,h
1,349,010
1,900,000 2.438%,  2/5/2026
b
1,962,406
Marsh & McLennan Companies,
Inc.
1,700,000 4.375%,  3/15/2029 2,049,375
MGM Growth Properties Operating
Partnership, LP
640,000 4.500%,  9/1/2026 635,578
Mitsubishi UFJ Financial Group,
Inc.
1,950,000 3.455%,  3/2/2023 2,081,443
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (26.8%) - continued
Mizuho Financial Group, Inc.
$ 2,560,000 3.663%,  2/28/2027 $ 2,825,757
Morgan Stanley
3,205,000 4.875%,  11/1/2022 3,485,415
3,190,000
2.420%,  (LIBOR 3M +
1.400%), 10/24/2023
b
3,223,297
2,000,000 2.720%,  7/22/2025
b
2,123,630
1,870,000 4.000%,  7/23/2025 2,120,185
1,280,000 3.125%,  7/27/2026 1,412,136
2,510,000 4.350%,  9/8/2026 2,894,394
4,600,000 3.622%,  4/1/2031
b
5,253,789
1,570,000 4.300%,  1/27/2045 1,975,091
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 657,600
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
d
2,791,476
1,920,000 4.000%,  9/14/2026
d
2,074,650
Nationwide Mutual Insurance
Company
3,225,000 4.350%,  4/30/2050
d
3,356,998
Nippon Life Insurance Company
2,550,000 3.400%,  1/23/2050
b,d
2,639,250
Palmer Square CLO, Ltd.
3,200,000
2.295%,  (LIBOR 3M +
2.000%), 4/20/2029, Ser.
2020-1A, Class A1
b,d
3,209,770
Park Aerospace Holdings, Ltd.
1,300,000 4.500%,  3/15/2023
d
1,186,010
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
d
3,056,975
Preferred Term Securities XXIII,
Ltd.
205,830
0.513%,  (LIBOR 3M +
0.200%), 12/22/2036
b,d
168,983
Prudential Financial, Inc.
3,800,000 3.700%,  3/13/2051 4,192,783
1,957,000 3.935%,  12/7/2049 2,202,998
Realty Income Corporation
3,830,000 3.875%,  7/15/2024 4,177,064
Regency Centers, LP
2,560,000 3.600%,  2/1/2027 2,724,433
Regions Financial Corporation
2,600,000 5.750%,  12/29/2049
b,h
2,676,180
Reinsurance Group of America,
Inc.
3,050,000 4.700%,  9/15/2023 3,334,129
Royal Bank of Scotland Group plc
1,920,000 8.625%,  8/15/2021
b,h
1,996,320
2,560,000 3.498%,  5/15/2023
b
2,657,897
2,560,000 3.875%,  9/12/2023 2,760,049
2,750,000 4.269%,  3/22/2025
b
2,990,034
1,000,000 3.754%,  11/1/2029
b
1,036,433
3,900,000 6.000%,  12/29/2049
b,h
3,950,700
Santander Holdings USA, Inc.
2,400,000 3.450%,  6/2/2025 2,501,482
Santander UK Group Holdings plc
1,700,000 3.125%,  1/8/2021 1,720,945
2,500,000 4.750%,  9/15/2025
d
2,708,850
Standard Chartered plc
2,700,000 2.744%,  9/10/2022
b,d
2,731,175
3,250,000
2.285%,  (LIBOR 3M +
1.150%), 1/20/2023
b,d
3,249,090

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
96
Principal
Amount Long-Term Fixed Income (95.2%) Value
Financials (26.8%) - continued
$ 1,600,000 6.000%,  12/29/2049
b,d,h
$ 1,600,000
Synchrony Financial
1,950,000 4.250%,  8/15/2024 2,050,786
1,950,000 3.950%,  12/1/2027 2,037,906
Truist Financial Corporation
1,450,000 4.950%,  9/1/2025
b,h
1,482,625
UBS Group Funding Jersey, Ltd.
1,600,000 2.650%,  2/1/2022
d
1,648,016
2,490,000 4.125%,  9/24/2025
d
2,822,302
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
d
2,904,702
UnionBanCal Corporation
2,580,000 3.500%,  6/18/2022 2,708,656
Ventas Realty, LP
1,280,000 3.500%,  2/1/2025 1,321,117
VEREIT Operating Partnership, LP
1,250,000 4.625%,  11/1/2025 1,352,789
3,100,000 3.400%,  1/15/2028 3,118,744
VICI Properties, LP / VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
d
172,726
180,000 4.625%,  12/1/2029
d
175,500
Wells Fargo & Company
4,000,000 4.125%,  8/15/2023 4,355,426
2,560,000 3.000%,  4/22/2026 2,795,525
3,200,000 2.393%,  6/2/2028
b
3,305,688
Welltower , Inc.
2,200,000 4.000%,  6/1/2025 2,431,854
Westpac Banking Corporation
2,900,000 2.894%,  2/4/2030
b
2,949,391
Total 475,467,805
Foreign Government (0.4%)
Bahrain Government International
Bond
3,250,000 5.875%,  1/26/2021 3,294,109
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
d
955,700
Qatar Government International
Bond
1,900,000 4.500%,  4/23/2028
d
2,239,036
Total 6,488,845
Mortgage-Backed Securities (4.2%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
141,620 3.500%,  5/1/2034 149,215
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,226,185 3.000%,  3/25/2050 9,724,035
1,582,322 3.000%,  4/1/2050 1,667,706
5,338,709 3.500%,  7/1/2047 5,637,222
Federal National Mortgage
Association
1,143,680 4.500%,  5/1/2048 1,230,125
4,206,453 3.500%,  10/1/2048 4,432,720
3,464,307 3.500%,  6/1/2049 3,666,954
4,992,585 3.500%,  8/1/2049 5,280,004
Principal
Amount Long-Term Fixed Income (95.2%) Value
Mortgage-Backed Securities (4.2%) - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 5,125,000 2.000%,  7/1/2035
e
$ 5,300,571
9,475,000 2.500%,  7/1/2035
e
9,917,290
2,550,000 2.000%,  8/1/2035
e
2,633,274
1,025,000 3.000%,  8/1/2049
e
1,077,696
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,800,000 2.000%,  7/1/2050
e
2,863,984
16,000,000 2.500%,  7/1/2050
e
16,673,125
4,216,094 4.000%,  7/1/2048 4,464,397
Total 74,718,318
Technology (5.6%)
Apple, Inc.
4,450,000 3.250%,  2/23/2026 4,996,641
1,920,000 3.750%,  9/12/2047 2,302,021
Applied Materials, Inc.
1,280,000 3.300%,  4/1/2027 1,460,570
Broadcom Corporation
7,650,000 3.875%,  1/15/2027 8,270,126
3,200,000 3.500%,  1/15/2028 3,379,659
Broadcom, Inc.
3,850,000 4.250%,  4/15/2026
d
4,286,938
3,200,000 5.000%,  4/15/2030
d
3,677,178
Dell International, LLC/ EMC
Corporation
1,300,000 6.100%,  7/15/2027
d
1,501,587
Diamond 1 Finance Corporation
423,000 5.875%,  6/15/2021
d
423,127
6,725,000 6.020%,  6/15/2026
d
7,710,047
Diamond Sports Group, LLC
230,000 5.375%,  8/15/2026
d
166,713
320,000 6.625%,  8/15/2027
d
171,520
Fiserv, Inc.
1,300,000 2.750%,  7/1/2024 1,386,209
3,225,000 3.200%,  7/1/2026 3,569,462
3,900,000 2.650%,  6/1/2030 4,114,320
Hewlett Packard Enterprise
Company
2,560,000 4.400%,  10/15/2022 2,740,668
2,250,000 2.250%,  4/1/2023 2,317,414
2,600,000 4.650%,  10/1/2024 2,919,551
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
d
622,400
Lam Research Corporation
3,250,000 4.000%,  3/15/2029 3,861,410
Marvell Technology Group, Ltd.
1,600,000 4.200%,  6/22/2023 1,719,285
1,900,000 4.875%,  6/22/2028 2,285,076
Micron Technology, Inc.
3,250,000 5.327%,  2/6/2029 3,887,568
NVIDIA Corporation
3,200,000 3.500%,  4/1/2040 3,733,165
NXP BV/NXP Funding, LLC
3,250,000 4.875%,  3/1/2024
d
3,629,713
3,250,000 5.350%,  3/1/2026
d
3,863,005
NXP Funding, LLC
1,900,000 3.150%,  5/1/2027
d
2,015,748

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
97
Principal
Amount Long-Term Fixed Income (95.2%) Value
Technology (5.6%) - continued
Oracle Corporation
$ 3,900,000 2.800%,  4/1/2027 $ 4,258,478
3,200,000 4.300%,  7/8/2034 3,967,204
Panasonic Corporation
2,900,000 3.113%,  7/19/2029
d
3,116,428
Seagate HDD Cayman
1,900,000 4.125%,  1/15/2031
d
1,990,578
Texas Instruments, Inc.
3,200,000 4.150%,  5/15/2048 4,137,016
Total 98,480,825
Transportation (1.8%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
2,271,040
Aircastle , Ltd.
3,215,000 4.400%,  9/25/2023 3,118,832
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 3,333,196
3,200,000 4.050%,  6/15/2048
g
3,998,725
CSX Corporation
1,900,000 2.400%,  2/15/2030 2,006,805
Delta Air Lines, Inc.
1,308,543 4.250%,  7/30/2023 1,192,563
3,200,000 2.900%,  10/28/2024 2,595,249
500,000 7.000%,  5/1/2025
d
516,134
2,250,000 7.375%,  1/15/2026 2,176,646
Penske Truck Leasing Company,
LP
2,600,000 3.375%,  2/1/2022
d
2,667,226
Southwest Airlines Company
2,725,000 5.250%,  5/4/2025 2,874,549
3,800,000 5.125%,  6/15/2027 3,939,624
United Airlines Pass Through Trust
1,185,853 3.750%,  9/3/2026 1,081,727
XPO Logistics, Inc.
640,000 6.125%,  9/1/2023
d
648,000
Total 32,420,316
U.S. Government & Agencies (5.7%)
U.S. Treasury Bonds
15,250,000 2.000%,  2/15/2050 17,455,293
6,400,000 1.250%,  5/15/2050 6,144,250
14,000,000 1.625%,  8/15/2029
g
15,273,125
19,000,000 1.750%,  11/15/2029 20,974,961
9,250,000 1.500%,  2/15/2030 9,998,310
25,750,000 2.250%,  8/15/2049 30,952,305
U.S. Treasury Notes
360,000 1.375%,  9/30/2020 361,069
Total 101,159,313
Utilities (8.6%)
AEP Transmission Company, LLC
4,480,000 3.100%,  12/1/2026 5,013,028
Ameren Illinois Company
1,950,000 4.500%,  3/15/2049 2,549,013
American Electric Power
Company, Inc.
2,565,000 2.950%,  12/15/2022 2,695,446
Principal
Amount Long-Term Fixed Income (95.2%) Value
Utilities (8.6%) - continued
American Water Capital
Corporation
$ 3,200,000 3.450%,  5/1/2050 $ 3,595,237
Arizona Public Service Company
3,200,000 3.500%,  12/1/2049 3,463,406
Baltimore Gas and Electric
Company
2,560,000 2.400%,  8/15/2026 2,750,957
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 3,296,326
CenterPoint Energy, Inc.
4,160,000 2.500%,  9/1/2022 4,305,490
3,250,000 2.950%,  3/1/2030 3,451,557
CMS Energy Corporation
2,560,000 3.450%,  8/15/2027 2,811,789
Consolidated Edison Company of
New York, Inc.
1,280,000 2.900%,  12/1/2026 1,404,326
4,750,000 4.125%,  5/15/2049 5,782,786
Dominion Energy, Inc.
1,700,000 2.715%,  8/15/2021 1,737,397
2,900,000 3.071%,  8/15/2024 3,115,288
2,250,000 4.650%,  12/15/2024
b,h
2,203,436
Duke Energy Corporation
3,840,000 2.650%,  9/1/2026 4,163,236
3,840,000 3.150%,  8/15/2027 4,251,551
3,200,000 3.750%,  9/1/2046 3,623,708
Edison International
6,600,000 5.750%,  6/15/2027 7,576,961
Exelon Corporation
1,600,000 3.497%,  6/1/2022 1,670,235
1,620,000 3.950%,  6/15/2025
g
1,820,018
1,660,000 3.400%,  4/15/2026 1,848,589
Exelon Generation Company, LLC
3,050,000 3.250%,  6/1/2025 3,287,780
FirstEnergy Corporation
4,480,000 3.900%,  7/15/2027 5,067,223
1,300,000 4.850%,  7/15/2047 1,646,792
FirstEnergy Transmission, LLC
3,150,000 5.450%,  7/15/2044
d
4,069,046
Georgia Power Company
3,200,000 2.650%,  9/15/2029 3,348,918
ITC Holdings Corporation
5,080,000 4.050%,  7/1/2023 5,436,007
National Rural Utilities Cooperative
Finance Corporation
2,600,000 4.400%,  11/1/2048 3,361,808
Nevada Power Company
2,800,000 6.750%,  7/1/2037 4,221,830
NextEra Energy Operating
Partners, LP
640,000 3.875%,  10/15/2026
d
639,072
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 2,315,167
NiSource, Inc.
3,200,000 3.600%,  5/1/2030 3,656,278
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,980,962
Pacific Gas and Electric Company
1,270,000 2.950%,  3/1/2026
j,k
1,368,425

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
98
Principal
Amount Long-Term Fixed Income (95.2%) Value
Utilities (8.6%) - continued
$ 1,900,000 3.300%,  12/1/2027
g,j,k
$ 2,054,261
1,900,000 3.950%,  12/1/2047
g,j,k
1,987,400
PPL Capital Funding, Inc.
3,205,000 3.500%,  12/1/2022 3,391,625
3,190,000 3.950%,  3/15/2024 3,456,399
PPL Electric Utilities Corporation
3,800,000 3.000%,  10/1/2049 4,025,345
San Diego Gas and Electric
Company
3,200,000 4.150%,  5/15/2048 3,861,107
Sempra Energy
3,200,000 3.250%,  6/15/2027 3,520,510
2,600,000 4.875%,  12/29/2049
b,h
2,600,000
Southern California Edison
Company
3,200,000 3.650%,  2/1/2050 3,515,015
Southern Company
7,630,000 3.250%,  7/1/2026 8,455,467
TerraForm Power Operating, LLC
640,000 5.000%,  1/31/2028
d
668,800
Total 152,065,017
Total Long-Term Fixed Income
(cost $1,568,990,101) 1,690,361,238
Shares
Registered Investment
Companies ( 3.2% ) Value
Unaffiliated  (3.2%)
120,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF 13,106,400
350,000 iShares S&P U.S. Preferred Stock
Index Fund 12,124,000
160,000 SPDR Bloomberg Barclays High
Yield Bond ETF 16,185,600
190,000 Vanguard Short-Term Corporate
Bond ETF 15,705,400
Total 57,121,400
Total Registered Investment
Companies (cost $55,273,112) 57,121,400
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
28,403,985 Thrivent Cash Management Trust 28,403,985
Total Collateral Held for
Securities Loaned
(cost $28,403,985) 28,403,985
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,h
2,317,500
Total 2,317,500
Total Preferred Stock
(cost $2,250,000) 2,317,500
Shares Common Stock ( <0.1% ) Value
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
f,l
$ 0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments ( 2.1% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.090%, 7/13/2020
m
199,992
500,000 0.180%, 8/4/2020
m,n
499,929
300,000 0.100%, 8/25/2020
m,n
299,931
300,000 0.160%, 9/2/2020
m,n
299,927
200,000 0.140%, 9/10/2020
m,n
199,945
Thrivent Core Short-Term Reserve
Fund
3,542,353 0.750% 35,458,959
U.S. Treasury Bills
200,000 0.275%, 7/23/2020
m
199,985
100,000 0.101%, 7/30/2020
m
99,990
Total Short-Term Investments
(cost $37,112,598) 37,258,658
Total Investments (cost
$1,703,241,745) 102.8% $1,825,933,976
Other Assets and Liabilities, Net
(2.8%) (49,594,132)
Total Net Assets 100.0% $1,776,339,844
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $312,168,356 or 17.6%
of total net assets.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i All or a portion of the security is insured or guaranteed.
j Defaulted security.  Interest is not being accrued.
k In bankruptcy.  Interest is not being accrued.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Income Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
99
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 27,619,895
Total lending $27,619,895
Gross amount payable upon return of
collateral for securities loaned $28,403,985
Net amounts due to counterparty
$784,090
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
100
Shares Common Stock ( 92.2% ) Value
Australia (4.8%)
26,308 Ansell, Ltd. $ 668,746
193,457 Aristocrat Leisure, Ltd. 3,464,128
63,660 Austal, Ltd. 143,492
2,085,380 Beach Energy, Ltd. 2,227,852
129,222 BHP Group, Ltd. 3,217,346
71,542 Breville Group, Ltd. 1,130,860
141,060 BWP Trust 375,215
123,754 Carsales.com, Ltd. 1,531,923
210,769 Charter Hall Group 1,427,844
212,807 Commonwealth Bank of Australia 10,277,343
22,206 Computershare, Ltd. 205,615
108,168 CSL, Ltd. 21,513,355
470,180 Genworth Mortgage Insurance
Australia, Ltd. 676,240
187,662 Gold Road Resources, Ltd.
a
220,555
754,907 Independence Group NL 2,575,785
59 IOOF Holdings, Ltd. 203
361,586 IPH, Ltd. 1,880,607
19,457 IRESS, Ltd. 148,721
4,363 JB Hi-Fi, Ltd. 130,538
138,271 Kogan.com, Ltd. 1,419,408
14,142 McMillan Shakespeare, Ltd. 89,401
73,881 Mineral Resources, Ltd. 1,093,994
16,572 Newcrest Mining, Ltd. 367,468
21,504 Nick Scali, Ltd. 96,666
44,225 Northern Star Resources, Ltd. 417,085
85,381 Pendal Group, Ltd. 357,209
8,232 Perpetual, Ltd. 170,237
471,252 Perseus Mining, Ltd.
a
436,082
92,046 Pro Medicus, Ltd. 1,694,957
328,684 Ramelius Resources, Ltd. 461,349
660,323 Regis Resources, Ltd. 2,416,310
70,595 Rio Tinto, Ltd. 4,833,878
41,162 Sandfire Resources, Ltd. 146,067
126,956 Select Harvests, Ltd. 554,940
576,363 Silver Lake Resources, Ltd.
a
863,378
56,475 Smartgroup Corporation, Ltd. 239,465
45,596 Super Retail Group, Ltd. 256,538
6,513 Super Retail Group, Ltd. Rights
a,b
0
226,814 Technology One, Ltd. 1,389,990
215,835 Transurban Group 2,116,627
831,604 Vita Group, Ltd. 557,343
314,547 Webjet, Ltd. 735,422
134,744 Western Areas, Ltd. 247,771
308,527 Westgold Resources, Ltd.
a
452,985
38,702 Woodside Petroleum, Ltd. 584,889
Total 73,815,827
Austria (0.2%)
38,971 AMS AG
a
581,002
9,232 AT&S Austria Technologie &
Systemtechnik AG 166,669
19,741 BAWAG Group AG
c
683,076
12,236 Immofinanz AG
a
209,156
40,863 OMV AG
a
1,378,870
193 Osterreichische Post AG 6,390
32,703 UNIQA Insurance Group AG 219,994
25,566 Wienerberger AG
a
556,944
Total 3,802,101
Belgium (0.3%)
9,434 Barco NV 1,665,911
21,399 bpost SA 144,637
4,378 Gimv NV 252,189
Shares Common Stock (92.2%) Value
Belgium (0.3%) - continued
4,378 Gimv NV Rights
a,b
$ 1,560
5,056 Groupe Bruxelles Lambert SA 423,489
14,402 KBC Ancora
a
491,210
11,572 Mobistar SA 188,796
5,480 NV Bekaert SA 107,734
18,627 SA D'Ieteren NV 1,032,944
33,629 Warehouses De Pauw SCA 923,887
Total 5,232,357
Bermuda (0.1%)
96,000 Alibaba Health Information
Technology, Ltd.
a
282,305
37,000 K Wah International Holdings, Ltd. 16,025
74,000 Road King Infrastructure, Ltd. 100,627
271,000 Shanghai Industrial Urban
Development Group, Ltd. 31,351
1,152,000 Yuexiu Transport Infrastructure, Ltd. 808,117
Total 1,238,425
Brazil (0.6%)
30,900 Atacadao SA 113,700
19,600 B3 SA - Brasil Bolsa Balcao 200,718
189,700 Banco ABC Brasil SA 491,508
93,348 Banco Bradesco SA ADR 355,656
57,600 Banco do Brasil SA 341,590
27,467 Banco Santander Brasil SA 143,378
171,200 BR Malls Participacoes SA 322,371
26,000 Braskem SA 112,308
36,717 Companhia Siderurgica Nacional
SA ADR 71,965
36,800 Cosan SA 486,079
160,700 EDP - Energias do Brasil SA 519,502
26,702 Embraer SA ADR
a
159,678
128,747 Gerdau SA ADR 381,091
47,900 GOL Linhas Aereas Inteligentes
SA
a
162,688
122,000 Iochpe-Maxion SA 303,985
131,952 Itau Unibanco Holding SA ADR 618,855
243,400 Itausa SA 432,365
508,300 Metalurgica Gerdau SA 687,940
65,100 Petrobras Distribuidora SA 257,139
264,678 Petroleo Brasileiro SA 1,060,055
78,337 Petroleo Brasileiro SA ADR 647,847
5,000 Raia Drogasil SA 102,665
190,400 Randon SA Implementos e
Participacoes 335,067
79,300 Rumo SA
a
328,685
32,800 Tupy SA
a
114,840
33,180 Vale SA ADR 342,086
Total 9,093,761
Canada (6.5%)
86,814 Alaris Royalty Corporation 828,109
94,296 Allied Properties REIT 2,844,994
66,965 Bank of Montreal 3,564,298
130,356 Barrick Gold Corporation 3,507,590
32,324 Canadian Natural Resources, Ltd. 560,718
187,041 CGI, Inc.
a
11,783,748
713,767 CI Financial Corporation 9,079,814
130,854 Dollarama, Inc. 4,352,804
201,593 Granite REIT 10,403,363
196,776 Laurentian Bank of Canada
d
4,145,399
359,129 Manulife Financial Corporation 4,885,911
32,824 National Bank of Canada 1,487,428

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
101
Shares Common Stock (92.2%) Value
Canada (6.5%) - continued
274,524 Northland Power, Inc. $ 6,871,189
86,668 Onex Corporation 3,915,254
90,402 Peyto Exploration & Development
Corporation
d
119,195
59,845 Power Corporation of Canada 1,052,665
180,802 Quebecor, Inc. 3,884,793
3,658 Restaurant Brands International,
Inc. 199,836
70,370 RioCan REIT 796,172
1,278 Shopify Inc.
a
1,213,078
167,354 Sun Life Financial, Inc. 6,150,038
17,406 Suncor Energy, Inc. 293,476
15,374 TC Energy Corporation 656,815
24,177 TMX Group, Ltd. 2,390,453
335,839 Toronto-Dominion Bank 14,988,572
Total 99,975,712
Cayman Islands (2.1%)
145,500 3SBio, Inc.
a,c
185,191
15,159 Baidu.com, Inc. ADR
a
1,817,413
35,000 China Mengniu Dairy Company,
Ltd. 134,210
411,334 China Resources Land, Ltd. 1,572,199
109,000 China Shineway Pharmaceutical
Group, Ltd. 71,953
290,000 Consun Pharmaceutical Group,
Ltd. 119,657
29,500 ENN Energy Holdings, Ltd. 333,364
121,000 Fu Shou Yuan International Group,
Ltd. 111,238
234,000 Goodbaby International Holdings,
Ltd.
a
26,410
323,000 IGG, Inc. 265,641
17,000 Innovent Biologics, Inc.
a,c
126,526
221,000 Kingboard Holdings, Ltd. 576,855
92,000 Li Ning Company, Ltd. 294,625
78,000 Longfor Group Holdings, Ltd.
c
373,373
114,600 Meituan Dianping
a
2,560,895
4,259 NetEase, Inc. ADR 1,828,730
8,736 New Oriental Education &
Technology Group, Inc. ADR
a
1,137,689
38,592 NIO, Inc. ADR
a
297,930
8,213 Pinduoduo, Inc. ADR
a
705,004
262,400 Sands China, Ltd. 1,033,656
2,396,500 Shui On Land, Ltd. 404,072
164,000 Sino Biopharmaceutical, Ltd. 309,107
159,000 SITC International Holdings
Company, Ltd. 170,248
9,147 TAL Education Group ADR
a
625,472
209,524 Tencent Holdings, Ltd. 13,425,861
29,501 Tencent Music Entertainment Group
ADR
a
397,083
238,000 Tingyi (Cayman Islands) Holding
Corporation 370,748
11,949 Trip.com Group, Ltd. ADR
a
309,718
668,000 Value Partners Group, Ltd. 340,528
56,000 Vinda International Holdings, Ltd. 201,168
19,500 Wuxi Biologics (Cayman), Inc.
a,c
357,935
373,200 Wynn Macau, Ltd. 647,291
276,800 Xiaomi Corporation
a,c
459,973
37,000 Zhongsheng Group Holdings, Ltd. 206,931
8,474 ZTO Express, Inc. ADR 311,081
Total 32,109,775
Shares Common Stock (92.2%) Value
Chile (0.1%)
28,985 Banco Santander Chile SA ADR $ 475,354
45,525 CAP SA
a
294,854
Total 770,208
China (2.8%)
1,141,000 Agricultural Bank of China, Ltd.
a
461,814
62,218 Alibaba Group Holding, Ltd. ADR
a
13,420,423
23,800 Anhui Conch Cement Company,
Ltd., Class A 179,021
168,500 Anhui Conch Cement Company,
Ltd., Class H 1,141,781
1,882,000 Bank of China, Ltd.
a
697,155
1,884,000 Bank of Communications Company,
Ltd.
a
1,166,518
92,200 Beijing SL Pharmaceutical
Company, Ltd. 167,156
58,400 By-health Company, Ltd 163,267
1,358,000 China Coal Energy Company, Ltd. 310,102
2,505,000 China Construction Bank
Corporation 2,037,525
346,000 China Everbright Bank Company,
Ltd. 130,648
58,500 China Merchants Bank Company,
Ltd. 271,098
38,300 China National Accord Medicines
Corporation, Ltd. 243,851
490,000 China National Building Material
Company, Ltd. 525,576
170,000 China Oilfield Services, Ltd. 154,921
12,988 China Petroleum & Chemical
Corporation ADR 544,976
201,900 China Resources Double-Crane
Pharmaceutical Company, Ltd. 377,961
89,672 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 370,535
2,526,000 China Telecom Corporation, Ltd. 709,545
1,008,000 China Tower Corporation, Ltd.
c
179,128
37,600 China Vanke Company, Ltd. 139,625
202,600 China Vanke Company, Ltd. 646,630
303,600 China Yangtze Power Company,
Ltd. 815,193
731,000 CNOOC, Ltd. 820,422
164,000 GF Securities Company, Ltd. 176,630
95,800 GF Securities Company, Ltd. 192,034
32,900 Guangdong Haid Group Company,
Limited 222,080
37,700 Henan Shuanghui Investment &
Development Company, Ltd. 246,570
140,100 Huaan Securities Company, Ltd.
a
135,700
96,582 Hualan Biological Engineering, Inc. 685,917
53,600 Hubei Kaile Science & Technology
Company, Ltd. 102,764
1,904,000 Industrial and Commercial Bank of
China, Ltd. 1,151,098
375,449 Inner Mongolia Eerduosi Resources
Company, Ltd. 375,368
35,589 JD.com, Inc. ADR
a
2,141,746
158,000 Jiangxi Copper Company, Ltd. 160,985
6,792 Kweichow Moutai Company, Ltd. 1,410,479
11,100 Laobaixing Pharmacy Chain Joint
Stock Company 157,130
40,600 Livzon Pharmaceutical Group, Inc. 276,328
36,333 Midea Group Company, Ltd. 308,018

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
102
Shares Common Stock (92.2%) Value
China (2.8%) - continued
340,778 Ping An Insurance Company of
China, Ltd. $ 3,397,213
693,000 Postal Savings Bank of China
Company, Ltd.
c
399,321
42,477 S. F. Holding Company, Ltd. 329,045
35,200 Shandong Gold Mining Company,
Ltd. 184,979
288,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 643,061
8,500 Shanghai Haohai Biological
Technology Company, Ltd.
a,c
39,228
23,400 Shanghai Jahwa United Company,
Ltd. 158,952
124,600 Shanghai Pharmaceuticals Holding
Company, Ltd. 209,406
55,700 Shanghai RAAS Blood Products
Company, Ltd. 66,789
89,600 Sinopharm Group Company, Ltd. 230,358
391,000 Tong Ren Tang Technologies
Company, Ltd. 297,425
12,400 Tsingtao Brewery Company, Ltd. 134,576
32,000 Tsingtao Brewery Company, Ltd. 238,821
21,074 Vipshop Holdings, Ltd. ADR
a
419,583
73,840 Winning Health Technology Group
Company, Ltd. 240,821
13,800 Wuliangye Yibin Company, Ltd. 335,298
24,671 WuXi AppTec Company, Ltd. 336,988
514,500 Xiamen C&D, Inc. 590,811
13,860 Zhejiang Dingli Machinery
Company, Ltd. 149,353
410,900 Zoomlion Heavy Industry Science
and Technology Company, Ltd. 375,295
Total 42,195,041
Colombia (<0.1%)
3,034 Bancolombia SA ADR 79,825
Total 79,825
Czech Republic (<0.1%)
2,820 CEZ AS 60,383
68 Philip Morris CR 38,171
Total 98,554
Denmark (1.8%)
26,854 Coloplast AS 4,185,679
36,261 DSV AS 4,454,119
242,364 Novo Nordisk AS 15,789,465
7,361 Per Aarsleff Holding AS 265,270
34,410 Scandinavian Tobacco Group AS
c
508,121
5,877 SimCorp AS 635,611
35,215 Topdanmark AS 1,458,668
Total 27,296,933
Egypt (<0.1%)
322,558 EFG Hermes Holding Company
a
279,761
Total 279,761
Finland (0.7%)
130,384 Kesko Oyj 2,231,818
27,164 Raisio Oyj 92,997
18,933 Rovio Entertainment Oyj
c
116,839
200,144 UPM-Kymmene Oyj 5,797,084
32,561 Uponor Oyj 440,963
Shares Common Stock (92.2%) Value
Finland (0.7%) - continued
102,633 Valmet Oyj $ 2,689,978
Total 11,369,679
France (4.8%)
614 Albioma Rights
a,b
78
930 Albioma SA 38,444
75,316 CNP Assurances
a
873,544
96,497 Coface SA
a
636,732
46,021 Credit Agricole SA
a
436,999
75,847 Derichebourg 218,520
5,240 Hermes International 4,399,524
8,370 Jacquet Metal Service 110,252
14,355 Kaufman & Broad SA 496,910
206,251 Legrand SA 15,669,033
17,050 L'Oreal SA
a
5,502,805
24,861 LVMH Moet Hennessy Louis Vuitton
SE 10,975,961
31,183 Metropole Television SA
a
352,729
5,937 Nexans SA 276,225
21,738 Quadient SAS 317,704
218,351 Rexel SA 2,502,541
8,891 Sanofi 906,741
161,148 Schneider Electric SE 17,925,491
7,681 Societe BIC SA 391,107
2,393 Sopra Group SA 296,036
201,541 Total SA 7,771,066
201,541 Total SA Rights
a,b
29,511
29,377 Vinci SA 2,723,919
29,377 Vinci SA Rights
a,b,d
2,003
Total 72,853,875
Germany (5.3%)
5,293 Adidas AG
a
1,395,502
8,886 ADVA Optical Networking SE
a
58,886
14,477 Aixtron SE
a
174,577
91,413 Allianz SE 18,679,468
117,306 Alstria Office REIT AG
a
1,745,880
799 Amadeus Fire AG
a
99,181
29,015 Aurubis AG 1,793,667
43,851 Bayer AG 3,250,377
13,019 Bechtle AG 2,307,488
14,686 CANCOM SE
a
782,887
26,785 Daimler AG
a
1,089,712
69,924 Deutsche Boerse AG 12,654,559
363,744 Deutsche Pfandbriefbank AG
a,c
2,661,455
106,482 Deutsche Telekom AG 1,786,679
56,025 Deutz AG
a
263,639
65,429 Dialog Semiconductor plc
a
2,990,657
5,948 Eckert & Ziegler Strahlen- und
Medizintechnik AG 996,149
581 ELMOS Semiconductor AG 14,148
65,754 Freenet AG 1,055,932
29,056 Gerresheimer AG 2,685,211
29,213 Hamburger Hafen und Logistik AG
a
496,106
34,509 HelloFresh SE
a
1,846,047
29,720 Jungheinrich AG
a
698,771
12,276 MorphoSys AG
a
1,556,431
2,012 New Work SE 620,553
33,473 SAP SE 4,679,152
11,931 Siltronic AG 1,223,446
22,917 Software AG 925,619
1,225 STO SE & Company 139,004
34,487 Symrise AG 4,029,672
333,083 TAG Immobilien AG 7,955,318

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
103
Shares Common Stock (92.2%) Value
Germany (5.3%) - continued
51,049 Takkt AG
a
$ 522,771
2,899 zooplus AG
a
476,171
Total 81,655,115
Greece (0.1%)
99,392 Alpha Bank AE
a
74,666
9,280 Hellenic Telecommunications
Organization SA 125,354
8,304 Motor Oil (Hellas) Diilistiria
Korinthou AE 114,708
69,796 Mytilineos SA 574,572
Total 889,300
Hong Kong (1.2%)
540,671 AIA Group, Ltd. 5,059,386
186,624 China Mobile, Ltd. 1,260,096
245,000 China Resources Pharmaceutical
Group, Ltd.
c
141,919
1,187,000 CITIC Telecom International
Holdings, Ltd. 378,164
1,383,000 CITIC, Ltd. 1,305,947
170,400 CSPC Pharmaceutical Group, Ltd. 322,718
252,000 Far East Horizon, Ltd. 215,127
171,000 Fosun International, Ltd. 219,157
592,000 Galaxy Entertainment Group, Ltd. 4,060,972
327,778 Hang Lung Group, Ltd. 767,064
40,500 Hong Kong Exchanges & Clearing,
Ltd. 1,724,965
592,400 Man Wah Holdings, Ltd. 570,530
365,000 Melco International Development,
Ltd. 711,640
271,000 Shanghai Industrial Holdings, Ltd. 418,586
446,000 Shun Tak Holdings, Ltd. 166,989
289,000 Sun Hung Kai & Company, Ltd. 113,757
66,000 Sun Hung Kai Properties, Ltd. 843,166
416,000 United Laboratories International
Holdings
a
360,262
2,706,000 Yuexiu Property Company, Ltd. 485,359
Total 19,125,804
India (1.1%)
25,780 Alembic Pharmaceuticals, Ltd. 311,253
58,635 Amara Raja Batteries, Ltd. 504,841
10,607 Asian Paints, Ltd. 237,143
59,526 Axis Bank, Ltd. 322,022
17,963 Bajaj Auto, Ltd. 671,976
61,530 Bharti Airtel, Ltd.
a
456,982
117,116 Coal India, Ltd. 206,892
10,996 Divi's Laboratories, Ltd. 332,120
2,928 Dr. Lal PathLabs, Ltd.
c
60,666
9,587 Dr. Reddy's Laboratories, Ltd. ADR 508,207
421 Gillette India, Ltd. 27,799
46,110 Granules India, Ltd. 123,560
16,246 Greaves Cotton, Ltd.
a
18,013
199,490 HCL Technologies, Ltd. 1,472,218
58,728 Heidelberg Cement India, Ltd. 138,298
26,646 Hindustan Unilever, Ltd. 770,357
69,416 Housing Development Finance
Corporation 1,614,069
47,245 Infosys, Ltd. ADR 456,387
5,898 InterGlobe Aviation, Ltd.
c
77,001
103,654 ITC, Ltd.
a
267,644
104,427 Jindal Saw, Ltd. 80,846
6,036 Maruti Suzuki India, Ltd. 467,259
Shares Common Stock (92.2%) Value
India (1.1%) - continued
14,457 Mindtree, Ltd. $ 177,367
9,410 Multi Commodity Exchange of
India, Ltd. 160,208
1,933 Nestle India, Ltd. 438,897
4,232 NIIT Technologies, Ltd. 79,142
382,684 Oil and Natural Gas Corporation,
Ltd. 415,532
10,935 Persistent Systems, Ltd. 91,856
26,198 Polycab India, Ltd. 274,861
9,461 PVR, Ltd. 125,995
85,274 Reliance Industries, Ltd. 1,939,678
29,272 Syngene International, Ltd.
c
156,075
43,165 Tata Consultancy Services, Ltd. 1,188,226
32,525 Tata Elxsi, Ltd. 387,581
122,281 Tech Mahindra, Ltd. 879,829
230,999 Wipro, Ltd. ADR 764,607
Total 16,205,407
Indonesia (0.1%)
2,493,456 Astra International Tbk PT 843,380
569,600 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 48,619
1,441,000 Media Nusantara Citra Tbk PT 91,795
2,063,100 Mitra Adiperkasa Tbk PT
a
112,998
1,815,500 PT PP (Persero) Tbk 111,704
23,864 Telekomunikasi Indonesia Persero
Tbk PT ADR
a
522,145
1,716,800 Wijaya Karya Persero Tbk PT 145,041
Total 1,875,682
Ireland (0.1%)
39,286 C & C Group plc 111,987
112,817 Glanbia plc 1,282,031
268,972 Greencore Group plc 418,418
Total 1,812,436
Israel (1.1%)
633,376 Bank Leumi Le-Israel BM 3,184,560
92,071 First International Bank of Israel,
Ltd. 1,954,134
2,803,803 Israel Discount Bank, Ltd. 8,551,556
842 Paz Oil Company, Ltd. 67,674
147,770 Plus500, Ltd. 2,410,225
Total 16,168,149
Italy (1.7%)
445,260 A2A SPA 632,905
19,281 Amplifon SPA
a
515,090
320,617 Anima Holding SPA
c
1,384,843
30,122 ASTM SPA
a
689,656
129,504 Azimut Holding SPA 2,222,747
57,844 Banca Generali SPA
a
1,739,284
32,676 Banca Popolare Di Sondrio SCRL
a
61,946
1,978 Biesse SPA 24,754
25,871 Buzzi Unicem SPA 559,011
710,965 Enel SPA 6,148,713
113,818 Eni SPA 1,091,056
16,738 Falck Renewables SPA 102,685
12,228 Interpump Group SPA 364,563
145,125 Intesa Sanpaolo SPA
a
278,884
41,962 Iren SPA 104,202
13,206 La Doria SPA 168,625
930,871 Piaggio & C. SPA 2,256,269

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
104
Shares Common Stock (92.2%) Value
Italy (1.7%) - continued
138,497 Recordati SPA $ 6,930,172
5,313 Reply SPA 431,145
8,412 Tinexta SPA
a
112,843
Total 25,819,393
Japan (20.3%)
11,700 ABC-MART, Inc. 686,362
19,200 Adeka Corporation 255,213
2,600 Advantest Corporation 148,383
12,700 Aica Kogyo Company, Ltd. 417,357
44,800 Aichi Corporation 309,625
100 Aichi Steel Corporation 2,845
85,200 Air Water, Inc. 1,203,786
73,600 Alps Electric Company, Ltd. 948,649
17,400 AOKI Holdings, Inc. 101,077
10,100 Aozora Bank, Ltd. 176,115
3,700 Arata Corporation 166,231
23,100 Arcland Sakamoto Company, Ltd. 404,996
15,100 Arcs Company, Ltd. 304,264
5,000 Argo Graphics, Inc. 156,607
2,300 AS ONE Corporation 251,128
5,900 Asahi Holdings, Inc. 157,064
5,400 Asahi Intecc Company, Ltd. 154,118
12,900 ASKUL Corporation 414,347
131,500 Astellas Pharmaceutical, Inc. 2,195,992
5,200 Autobacs Seven Company, Ltd. 65,705
5,900 Avex, Inc. 46,674
6,700 Azbil Corporation 204,782
16,600 BayCurrent Consulting, Inc. 1,387,984
1,600 Belc Company, Ltd. 109,572
7,400 BeNEXT Group, Inc. 65,050
51,000 Bridgestone Corporation 1,646,048
43,900 Bunka Shutter Company, Ltd. 304,031
7,100 Calbee, Inc. 196,241
26,200 Canon Electronics, Inc. 392,708
5,000 Capcom Company, Ltd. 183,018
4,200 Cawachi, Ltd. 108,481
21,800 Central Glass Company, Ltd. 370,798
79,000 Chiyoda Company, Ltd. 865,410
8,000 Chiyoda Integre Company, Ltd. 123,167
62,400 Chugai Pharmaceutical Company,
Ltd. 3,340,895
201,626 Citizen Watch Company, Ltd. 657,261
12,300 Cocokara Fine, Inc. 664,893
25,100 Colopl, Inc. 229,550
42,200 Computer Engineering &
Consulting, Ltd. 668,961
8,500 CONEXIO Corporation 112,522
6,300 Cosel Company, Ltd. 55,020
900 Create SD Holdings Company, Ltd. 28,051
3,700 Credit Saison Company, Ltd. 42,514
6,500 Daiichi Jitsugyo Company, Ltd. 220,640
41,600 Daiichi Sankyo Company, Ltd. 3,402,531
2,900 Dai-Ichi Seiko Company, Ltd. 58,555
10,300 Daiichikosho Company, Ltd. 308,163
17,800 Daikin Industries, Ltd. 2,880,040
1,800 Daiseki Company, Ltd. 48,253
1,100 Daito Pharmaceutical
Company,Ltd. 40,769
27,423 Daito Trust Construction Company,
Ltd. 2,527,343
183,700 DCM Holdings Company, Ltd. 2,106,383
19,200 Demae-Can Company, Ltd. 278,808
201,800 Dena Company, Ltd. 2,519,532
32,300 Denka Company, Ltd. 791,667
Shares Common Stock (92.2%) Value
Japan (20.3%) - continued
126,300 Denso Corporation $ 4,953,113
36,700 Dexerials Corporation 289,312
5,800 DIC Corporation 145,990
500 Digital Arts, Inc. 40,660
5,700 DIP Corporation 115,785
1,300 DISCO Corporation 317,055
9,800 Doshisha Company, Ltd. 148,339
3,500 Doutor Nichires Holdings
Company, Ltd. 56,607
14,000 DOWA Holdings Company, Ltd. 424,937
138,022 DTS Corporation 2,848,068
3,000 Earth Chemical Company, Ltd. 228,782
20,100 East Japan Railway Company 1,392,835
12,700 Ebara Corporation 299,683
54,400 EDION Corporation 552,529
8,100 Eiken Chemical Company, Ltd. 129,658
17,100 Eisai Company, Ltd. 1,358,577
4,000 Electric Power Development
Company, Ltd. 75,826
555,600 Eneos Holdings, Inc. 1,980,473
34,200 EPS Holdings, Inc. 328,381
200,600 Exedy Corporation 2,994,587
1,800 Ezaki Glico Company, Ltd. 85,813
5,300 F.C.C. Company, Ltd. 91,123
63,500 F@N Communications, Inc. 263,897
4,100 Fast Retailing Company, Ltd. 2,356,565
21,100 Ferrotec Holdings Corporation 127,995
4,800 Financial Products Group
Company, Ltd. 26,596
6,400 Fuji Oil Holdings, Inc. 164,675
87,700 Fuji Soft, Inc. 3,480,868
4,500 Fujibo Holdings, Inc. 136,396
300 Fujicco Company, Ltd. 5,577
7,800 FUJIFILM Holdings NPV 333,853
3,900 Fujimi Incorporated 120,360
7,900 Fujitsu, Ltd. 924,958
200 Fukuoka REIT Corporation 244,153
800 Future Corporation 12,806
3,000 Fuyo General Lease Company, Ltd. 167,157
56,400 Glory, Ltd. 1,286,510
53 GLP J-Reit 76,588
32,500 Goldcrest Company, Ltd. 446,044
2,000 Grace Technology, Inc. 118,730
162,100 Gree, Inc. 696,765
179,991 GS Yuasa Corporation 3,196,606
500 Hachijuni Bank, Ltd. 1,903
900 Hamakyorex Company, Ltd. 25,966
19 Hankyu REIT, Inc. 21,922
196,700 Hanwa Company, Ltd. 3,610,917
1,187 Heiwa Real Estate REIT, Inc. 1,126,933
2,000 HIRATA Corporation 105,205
9,300 Hitachi Transport System, Ltd. 248,727
40,500 Hitachi, Ltd. 1,287,286
30,200 Hogy Medical Company, Ltd. 932,250
192,000 Hokuetsu Corporation 679,803
129 Hoshino Resorts REIT, Inc. 557,305
28,000 Hoya Corporation 2,681,252
25,100 IBIDEN Company, Ltd. 734,673
1,258 Ichigo Real Estate Investment
Corporation 874,113
8,300 Iida Group Holdings Company, Ltd. 127,557
1,700 Inaba Denki Sangyo Company, Ltd. 37,907
6,600 Inabata & Company, Ltd. 79,997
35,700 INES Corporation 452,126
457 Invesco Office J-Reit, Inc. 58,711

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
105
Shares Common Stock (92.2%) Value
Japan (20.3%) - continued
3,652 Invincible Investment Corporation $ 947,923
7,000 Itochu Enex Company, Ltd. 56,880
20,200 Izumi Company, Ltd. 640,336
2,200 JAFCO Company, Ltd. 74,398
29,100 Japan Aviation Electronics Industry,
Ltd. 393,803
1,757 Japan Hotel REIT Investment
Corporation 728,829
61,400 Japan Lifeline Company, Ltd. 813,960
13,200 Japan Material Company, Ltd. 208,210
228,200 Japan Post Bank Company, Ltd. 1,697,174
179,900 Japan Post Holdings Company,
Ltd. 1,283,888
3,700 Japan Tobacco, Inc. 68,719
5,200 Justsystems Corporation 369,773
308,600 JVCKENWOOD Corporation 469,238
8,200 Kaga Electronics Company, Ltd. 149,174
10,400 Kaken Pharmaceutical Company,
Ltd. 532,595
2,500 Kanamoto Company, Ltd. 54,760
580,011 Kandenko Company, Ltd. 4,929,955
15,900 Kaneka Corporation 413,816
6,600 Kanematsu Electronics, Ltd. 235,072
34,829 Kao Corporation 2,763,953
82,100 KDDI Corporation 2,449,630
959 Kenedix Retail REIT Corporation 1,795,539
14,000 Keyence Corporation 5,866,862
181,100 Kinden Corporation 2,993,024
56,000 Kirin Holdings Company, Ltd. 1,180,467
3,600 Kissei Pharmaceutical Company,
Ltd. 90,951
44,600 KITZ Corporation 285,271
40,900 KLab, Inc.
a
277,921
4,900 Kobayashi Pharmaceutical
Company, Ltd. 430,830
600 Kobe Bussan Company, Ltd. 34,071
56,200 Kohnan Shoji Company, Ltd. 1,771,835
81,700 Kokuyo Company, Ltd. 990,583
69,200 KOMERI Company, Ltd. 1,774,829
54,300 Konoike Transport Company, Ltd. 587,497
3,400 Koshidaka Holdings Company, Ltd. 13,208
173,100 K's Holdings Corporation 2,364,567
4,900 Kurabo Industries, Ltd. 103,150
15,400 Kureha Corporation 677,092
6,600 Kyocera Corporation 360,258
18,200 Kyokuto Kaihatsu Kogyo Company,
Ltd. 222,060
70,600 KYORIN Holdings, Inc. 1,445,836
1,900 Lasertec Corporation 179,608
55,800 Lintec Corporation 1,329,905
33,200 M3, Inc. 1,410,374
45,600 Macnica Fuji Electronics Holdings,
Inc. 660,910
10,100 Mandom Corporation 186,507
48,900 Marubeni Corporation 222,123
6,568 Maruichi Steel Tube, Ltd. 163,710
300 Marvelous, Inc. 1,955
41,000 Matsumotokiyoshi Holdings
Company, Ltd. 1,489,883
7,900 Maxell Holdings, Ltd. 73,843
30,100 MCJ Company, Ltd. 240,542
578 MCUBS MidCity Investment
Corporation 421,128
15,600 MegaChips Corporation 302,062
Shares Common Stock (92.2%) Value
Japan (20.3%) - continued
16,900 MEGMILK SNOW BRAND
Company, Ltd. $ 393,636
23,400 Meiko Network Japan Company,
Ltd. 185,440
17,600 Miraca Holdings, Inc. 415,733
1,106 MIRAI Corporation 390,491
49,400 MIRAIT Holdings Corporation 739,956
390,300 Mitsubishi Corporation 8,247,712
14,600 Mitsubishi Estate Company, Ltd. 217,566
10,100 Mitsubishi Logistics Corporation 260,671
36,700 Mitsubishi Materials Corporation 774,938
7,500 Mitsubishi Pencil Company, Ltd. 94,088
6,600 Mitsubishi Research Institute, Inc. 264,059
11,700 Mitsubishi Shokuhin Company, Ltd. 298,905
858,900 Mitsubishi UFJ Financial Group,
Inc. 3,380,222
440,200 Mitsui & Company, Ltd. 6,522,277
62,700 Mitsui Fudosan Company, Ltd. 1,113,848
9,100 Mitsui Sugar Company, Ltd. 167,014
10,700 Mixi, Inc. 189,251
942,900 Mizuho Financial Group, Inc. 1,159,809
26 MORI TRUST Hotel REIT, Inc. 23,722
27,700 MS and AD Insurance Group
Holdings, Inc. 762,822
40,800 Murata Manufacturing Company,
Ltd. 2,405,099
20,200 Nagase & Company, Ltd. 252,684
112,800 NEC Networks & System Integration
Corporation 2,307,575
7,300 Nichiha Corporation 155,952
73,000 Nichi-Iko Pharmaceutical
Company, Ltd. 885,221
36,100 Nichirei Corporation 1,051,943
31,400 Nidec Corporation 2,115,380
20,000 Nihon Chouzai Company, Ltd. 295,812
18,900 Nihon Unisys, Ltd. 594,239
41,900 Nikkon Holdings Company, Ltd. 833,034
8,200 Nintendo Company, Ltd. 3,665,965
13 Nippon Building Fund, Inc. 74,037
19,400 Nippon Electric Glass Company,
Ltd. 304,741
33,400 Nippon Flour Mills Company, Ltd. 501,407
6,600 Nippon Gas Company, Ltd. 283,780
35,900 Nippon Kayaku Company, Ltd. 375,562
2,998,644 Nippon Light Metal Holdings
Company, Ltd. 5,253,024
20,500 Nippon Parking Development
Company, Ltd. 26,544
98 Nippon REIT Investment
Corporation 316,795
2,500 Nippon Soda Company, Ltd. 65,554
145,000 Nippon Steel Corporation 1,370,171
54,100 Nippon Steel Trading Corporation 1,709,672
31,600 Nippon Telegraph & Telephone
Corporation 736,263
5,018 Nishimatsu Construction Company,
Ltd. 100,155
140,205 Nissan Motor Company, Ltd. 519,943
34,800 Nisshin Oillio Group, Ltd. 1,089,090
500 Nitta Corporation 10,884
4,100 Nitto Kogyo Corporation 73,667
4,700 Noevir Holdings Company, Ltd. 200,937
10,600 Nojima Corporation 268,256
56 Nomura Real Estate Master Fund,
Inc. 67,071
4,600 Noritake Company, Ltd. 150,332

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
106
Shares Common Stock (92.2%) Value
Japan (20.3%) - continued
7,900 NS Solutions Corporation $ 216,110
87,800 NSD Company, Ltd. 1,500,853
111,400 NTT DOCOMO, Inc. 2,957,449
7,200 OBIC Business Consultants
Company, Ltd. 382,876
5,500 OBIC Company, Ltd. 969,314
16,100 Oisix ra daichi, Inc.
a
315,351
8,600 Okamura Corporation 59,750
4,800 Oki Electric Industry Company, Ltd. 46,373
14,377 Okinawa Electric Power Company,
Inc. 239,440
8,800 Okuwa Company, Ltd. 135,160
79,400 Olympus Corporation 1,528,648
62 One REIT, Inc. 149,137
339,100 Onward Holdings Company, Ltd. 1,002,191
17,200 Open House Company, Ltd. 589,823
19,700 Oracle Corporation Japan 2,336,670
2,000 Organo Corporation 108,202
14,300 Oriental Land Company, Ltd. 1,889,690
7,300 ORIX Corporation 90,646
50,700 Otsuka Corporation 2,677,755
11,200 Paramount Bed Holdings
Company, Ltd. 457,597
58,602 Park24 Company, Ltd. 1,004,734
4,300 Pasona Group, Inc. 47,757
1,199 Premier Investment Corporation 1,332,054
24,100 Prima Meat Packers, Ltd. 647,245
5,500 Qol Holdings Company, Ltd. 57,816
91,484 Recruit Holdings Company, Ltd. 3,146,153
13,900 Relia, Inc. 129,455
7,400 Restar Holdings Corporation 144,004
1,700 Ricoh Leasing Company, Ltd. 46,917
46,100 Rinnai Corporation 3,860,560
176,600 Riso Kyoiku Corporation, Ltd. 533,604
15,400 ROHTO Pharmaceutical Company,
Ltd. 489,185
5,400 Ryosan Company, Ltd. 111,311
19,500 Saint Marc Holdings Company, Ltd. 300,849
58,800 Samty Corporation, Ltd. 749,085
3,300 Sangetsu Company, Ltd. 46,729
34,600 Sanki Engineering Company, Ltd. 396,626
10,300 Sankyo Company, Ltd. 249,316
8,500 Sankyu, Inc. 320,371
62,700 Sanyo Special Steel Company, Ltd. 516,852
27,300 Sato Holdings Corporation 593,689
46,300 Sawai Pharmaceutical Company,
Ltd. 2,379,734
6,100 SBS Holdings, Inc. 125,928
700 SCREEN Holdings Company, Ltd. 32,770
49,400 Seiko Holdings Corporation 787,644
105,100 Seino Holdings Company, Ltd. 1,370,029
68,900 Senko Group Holdings Company,
Ltd. 512,123
4,400 Seria Company, Ltd. 156,934
65,800 Seven & I Holdings Company, Ltd. 2,152,550
30,900 Shimachu Company, Ltd. 858,798
18,300 SHIMAMURA Company, Ltd. 1,239,497
25,200 Shin-Etsu Chemical Company, Ltd. 2,957,510
11,600 ShinMaywa Industries, Ltd. 109,004
18,200 Shionogi & Company, Ltd. 1,141,748
10,600 Ship Healthcare Holdings, Inc. 443,622
27,909 Shiseido Company, Ltd. 1,778,379
150,600 SKY Perfect JSAT Holdings, Inc. 559,825
4,000 SMC Corporation 2,055,684
286,900 SoftBank Corporation 3,656,895
Shares Common Stock (92.2%) Value
Japan (20.3%) - continued
114,200 SoftBank Group Corporation $ 5,758,840
794,000 Sojitz Corporation 1,735,431
93,400 Sony Corporation 6,447,419
360 Star Asia Investment Corporation
REIT 318,481
100 Strike Company, Ltd. 4,492
43,000 Sugi Holdings Company, Ltd. 2,916,010
520,700 Sumitomo Chemical Company, Ltd. 1,566,682
166,000 Sumitomo Corporation 1,909,238
524,400 Sumitomo Electric Industries, Ltd. 6,049,324
15,800 Sumitomo Forestry Company, Ltd. 198,780
29,700 Sumitomo Mitsui Financial Group,
Inc. 838,188
7,700 Sumitomo Osaka Cement
Company, Ltd. 271,310
219,800 Sumitomo Rubber Industries, Ltd. 2,177,010
49,200 Sumitomo Warehouse Company,
Ltd. 594,001
133,202 Sundrug Company, Ltd. 4,408,418
23,500 Taiho Kogyo Company, Ltd. 115,562
1,300 Taiyo Holdings Company, Ltd. 60,033
188,400 Takara Leben Company, Ltd. 631,728
184,300 Takeda Pharmaceutical Company,
Ltd. 6,621,525
5,900 Tamura Corporation 25,023
43,100 TANSEISHA Company, Ltd. 301,174
44,800 Terumo Corporation 1,705,212
6,400 T-GAIA Corporation 120,967
300 TKC Corporation 15,905
600 Toa Corporation 8,710
31,000 Toho Holdings Company, Ltd. 579,376
65,000 Tokio Marine Holdings, Inc. 2,845,247
12,200 Tokyo Electron, Ltd. 3,010,274
1,800 Tokyo Ohka Kogyo Company, Ltd. 89,854
2,000 Tokyo Seimitsu Company, Ltd. 64,155
18,300 TOMY Company, Ltd. 144,680
19,000 Topre Corporation 212,976
293,400 Toray Industries, Inc. 1,384,856
83,500 Tosei Corporation 883,282
1,800 Toshiba Machine Company, Ltd. 36,094
15,600 Tosho Company, Ltd. 185,532
38,800 Towa Pharmaceutical Company,
Ltd. 718,635
46,600 Toyo Seikan Group Holdings, Ltd. 525,520
28,100 Toyo Tanso Company, Ltd. 443,142
66,800 Toyota Motor Corporation 4,200,657
23,300 Transcosmos, Inc. 541,393
64,600 Tsubakimoto Chain Company 1,574,844
301,700 TV Asahi Holdings Corporation 4,395,618
94,700 Ube Industries, Ltd. 1,632,113
1,000 Unicharm Corporation 41,013
33,400 Universal Entertainment
Corporation
a
652,087
39,100 Ushio, Inc. 522,372
17,900 Valor Company, Ltd. 350,041
39,200 Wakita & Company, Ltd. 337,599
35,000 Yellow Hat, Ltd. 482,112
1,700 Yokowo Company, Ltd. 39,709
15,500 Zenkoku Hosho Company, Ltd. 585,558
16,100 Zenrin Company, Ltd. 181,882
Total 311,245,505
Jersey (0.4%)
627,135 boohoo group plc
a
3,211,499
42,175 IWG plc 138,641

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
107
Shares Common Stock (92.2%) Value
Jersey (0.4%) - continued
1,269,246 Man Group plc $ 2,054,872
15,278 Sanne Group PLC 119,121
Total 5,524,133
Luxembourg (0.2%)
467,329 B&M European Value Retail SA 2,300,375
1,038 Globant SA
a
155,545
Total 2,455,920
Malaysia (0.2%)
11,800 AEON Credit Service (M) Berhad 26,323
549,100 AirAsia Group Berhad 113,490
152,700 Berjaya Sports Toto Berhad 78,653
16,600 Bursa Malaysia Berhad 28,338
266,300 CIMB Group Holdings Berhad 222,158
57,500 Hartalega Holdings Berhad 175,393
45,500 Kuala Lumpur Kepong Berhad 235,633
273,000 PETRONAS Chemicals Group
Berhad 397,773
58,500 PETRONAS Gas Berhad 231,550
181,700 Public Bank Berhad 701,611
1,553,259 Sapura Energy Berhad
a
35,368
550,600 Serba Dinamik Holdings Berhad 214,323
8,700 TIME dotCom Berhad 22,120
42,400 Top Glove Corporation BHD 160,014
104,700 Yinson Holdings Berhad 144,828
Total 2,787,575
Mexico (0.2%)
111,400 Alfa SAB de CV 62,572
16,622 America Movil SAB de CV ADR 210,933
252,000 Corporacion Inmobiliaria Vesta,
SAB de CV 376,172
6,639 Fomento Economico Mexicano SAB
de CV ADR 411,684
197,533 Grupo Financiero Banorte SAB de
CV ADR
a
683,495
18,805 Industrias Penoles, SAB de CV 193,159
350,800 Wal-Mart de Mexico, SAB de CV 838,978
Total 2,776,993
Netherlands (4.6%)
167,624 Aalberts NV 5,496,504
531 Alfen NV 21,417
53,691 ASM International NV 8,265,511
41,483 ASML Holding NV 15,174,955
116,789 BE Semiconductor Industries NV 5,178,368
82,774 Euronext NV
c
8,331,517
7,007 Ferrari NV 1,200,261
29,819 Koninklijke DSM NV 4,139,394
195,639 Koninklijke Philips NV
a
9,126,069
195,639 Koninklijke Philips NV Rights
a,b
186,830
3,836 NSI NV 148,066
519,725 Pharming Group NV
a
682,330
176,779 Signify NV
a,c
4,544,963
115,020 STMicroelectronics NV 3,135,234
15,164 TKH Group NV 597,353
21,049 TomTom NV
a
166,503
76,089 Unilever NV 4,056,877
Total 70,452,152
Shares Common Stock (92.2%) Value
New Zealand (<0.1%)
362,155 Z Energy, Ltd. $ 635,206
Total 635,206
Norway (1.6%)
8,375 Adevinta ASA
a
84,767
15,707 Atea ASA 152,016
85,618 Austevoll Seafood ASA 711,047
606,854 DnB ASA
a
8,099,985
392,638 Elkem ASA
c
809,234
467,446 Entra ASA
c
5,992,036
282,490 Europris ASA 1,369,467
62,399 Grieg Seafood ASA 641,452
326,877 Leroy Seafood Group ASA 1,972,749
43,854 Nordic Semiconductor ASA
a
336,109
41,802 SalMar ASA
a
2,002,543
46,097 Scatec Solar ASA
c
753,418
33,059 SpareBank 1 SMN 270,353
25,251 Tomra Systems ASA
a
932,732
25,526 Veidekke ASA
a
309,934
Total 24,437,842
Panama (<0.1%)
36,985 Avianca Holdings SA ADR
e
12,945
Total 12,945
Peru (<0.1%)
35,686 Cia de Minas Buenaventura SA
ADR 326,170
Total 326,170
Philippines (0.1%)
119,310 Bank of the Philippine Islands 172,880
4,860 Globe Telecom, Inc. 201,999
62,060 Jollibee Foods Corporation 175,217
36,430 Manila Electric Company 196,624
141,600 Puregold Price Club, Inc. 132,149
Total 878,869
Poland (0.2%)
15,126 Alior Bank SA
a
62,321
45,736 Asseco Poland SA 765,796
40,131 Jastrzebska Spolka Weglowa SA 192,130
24,701 KGHM Polska Miedz SA
a
573,938
153,253 PGE Polska Grupa Energetyczna
SA
a
267,972
38,548 Polski Koncern Naftowy Orlen SA 612,587
4,936 Santander Bank Polska SA
a
220,379
Total 2,695,123
Portugal (<0.1%)
24,330 CTT-Correios de Portugal SA
a
57,676
Total 57,676
Russian Federation (0.5%)
127,010 Aeroflot PJSC 146,486
65,843 Gazprom PJSC ADR 355,548
13,699 Lukoil ADR 1,018,304
61,310 M.Video PJSC 350,500
237,740 Moscow Exchange MICEX-RTS
PJSC 379,257
2,630 Novatek PJSC GDR 372,783
398 PAO Transneft 751,321

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
108
Shares Common Stock (92.2%) Value
Russian Federation (0.5%) - continued
151,675 Rosneft Oil Company PJSC GDR $ 762,275
621,690 Sberbank of Russia PJSC
a
1,777,372
1,210,000 Surgutneftegas PJSC 596,814
128,022 Surgutneftegas PJSC ADR 689,963
Total 7,200,623
Singapore (0.8%)
750,836 AEM Holdings, Ltd. 1,709,265
232,200 Ascendas REIT 532,762
144,300 China Aviation Oil (Singapore)
Corporation, Ltd. 104,237
4,256 China Yuchai International, Ltd. 61,201
439,000 DBS Group Holdings, Ltd. 6,605,560
492,200 Frasers Logistics and Commercial
Trust 424,001
402,300 Keppel DC REIT 736,743
71,200 Mapletree Greater China
Commercial Trust 47,857
216,300 Mapletree Industrial Trust 449,952
103,300 Parkway Life REIT 248,216
394,700 Sheng Siong Group, Ltd. 469,016
185,900 Singapore Exchange, Ltd. 1,118,683
206,600 Singapore Post, Ltd. 114,861
376,100 Yanlord Land Group, Ltd.
a
318,269
Total 12,940,623
South Africa (0.4%)
102,971 AECI, Ltd. 458,704
2,439 Anglo American Platinum, Ltd. 177,505
13,982 AngloGold Ashanti, Ltd. ADR 412,329
136,019 Barloworld, Ltd. 542,219
162,022 DataTec, Ltd. 247,433
48,666 Emira Property Fund, Ltd. 18,211
15,184 Gold Fields, Ltd. ADR 142,730
46,582 Impala Platinum Holdings, Ltd. 313,710
218,589 Investec, Ltd. 436,678
5,458 Kumba Iron Ore, Ltd. 145,951
231,862 Momentum Metropolitan Holdings 235,956
58,199 Motus Holdings, Ltd. 103,167
15,061 Naspers, Ltd. 2,767,916
104,864 Ninety One, Ltd.
a
264,389
175,997 RMB Holdings, Ltd. 16,684
23,772 Sasol, Ltd.
a
182,540
84,692 Sibanye Stillwater, Ltd.
a
183,889
Total 6,650,011
South Korea (1.3%)
3,041 Binggrae Company, Ltd. 153,108
1,783 Celltrion, Inc.
a
456,337
25,635 Cheil Worldwide, Inc. 353,819
4,675 DB HiTek Company, Ltd. 113,329
33,373 Dongkuk Steel Mill Corporation,
Ltd.
a
148,409
34,078 Doosan Heavy Construction
Corporation, Ltd.
a
138,741
3,696 Hana Tour Service, Inc. 119,228
1,627 Hancom, Inc.
a
21,228
4,834 Handsome Corporation 141,752
9,908 Hanwha Corporation 185,037
24,108 Hanwha Investment & Securities
Corporation, Ltd.
a
33,522
108,689 Hanwha Life Insurance
Corporation, Ltd. 124,669
528 Hugel, Inc.
a
207,826
Shares Common Stock (92.2%) Value
South Korea (1.3%) - continued
1,584 Hyundai Department Store
Company, Ltd. $ 74,534
1,086 Hyundai Motor Company 89,208
8,333 Hyundai Steel Company 144,111
1,702 Hyundai Wia Corporation 49,552
35,162 JB Financial Group Corporation,
Ltd. 139,434
4,106 Kakao Corporation 921,397
3,729 KEPCO Plant Service &
Engineering Company, Ltd. 90,572
5,242 Kia Motors Corporation 141,652
2,934 Korea Zinc Company, Ltd. 822,094
1,771 LG Chem, Ltd. 730,855
6,232 LG Electronics, Inc. 330,269
529 LG Household & Health Care, Ltd. 592,908
13,489 LG International Corporation 175,968
4,028 LS Electric Company, Ltd. 162,230
4,426 NAVER Corporation 995,776
1,025 NCSoft Corporation 762,525
237 NHN Corporation
a
16,380
5,915 POSCO 861,559
14,045 Samsung Card Corporation, Ltd. 320,994
163,176 Samsung Electronics Company,
Ltd. 7,223,415
1,373 Samsung SDI Company, Ltd. 419,811
22,899 Samsung Securities Corporation,
Ltd. 506,236
4,480 SeAH Besteel Corporation 38,249
4,497 Seojin System Company, Ltd. 120,866
1,087 SK Holdings Company, Ltd 264,361
16,658 SK Hynix, Inc. 1,189,356
1,251 Soulbrain Company, Ltd.
b
94,960
431 Taekwang Industrial Corporation,
Ltd. 249,982
Total 19,726,259
Spain (1.5%)
46,447 Amadeus IT Holding SA 2,438,556
126,988 Applus Services SA 978,281
65,603 Banco Bilbao Vizcaya Argentaria
SA 225,868
464,394 Banco Santander SA 1,136,117
156,495 CIA De Distribucion Integral 2,931,778
1,619 Corporacion Financiera Alba SA 65,613
201,143 Enagas SA
d
4,920,649
111,092 Faes Farma SA 452,939
28,492 Global Dominion Access SA
a,c
91,368
127,502 Grifols SA 3,877,068
110,495 Iberdrola SA 1,289,988
48,431 Industria de Diseno Textil SA 1,285,036
2,932 Lar Espana Real Estate SOCIMI SA 15,301
8,997 Let's GOWEX SA
a,b,e
1
654,460 Mediaset Espana Comunicacion
SA
a
2,427,430
8,928 Merlin Properties Socimi SA 74,399
53,789 Pharma Mar SA 464,673
57,117 Solaria Energia y Medio Ambiente
SA
a
727,155
Total 23,402,220
Sweden (3.1%)
327,086 AB Industrivarden
a
7,455,603
1,735 Addtech AB
a
70,172
5,362 AF Poyry AB 115,943

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
109
Shares Common Stock (92.2%) Value
Sweden (3.1%) - continued
153,187 Arjo AB $ 855,311
99,121 Assa Abloy AB 2,028,759
45,421 Axfood AB 992,996
212,838 Betsson AB 1,483,859
210,651 Betsson AB Redemption Shares
a
64,880
57,957 Biotage AB
a
867,820
27,537 Bure Equity AB 600,979
152,754 Castellum AB 2,862,295
16,789 Clas Ohlson AB 188,163
608,926 Cloetta AB
a
1,556,176
99,513 Dios Fastigheter AB 666,582
38,933 Dustin Group AB
c
212,583
36,237 Essity Aktiebolag
a
1,174,855
22,488 Evolution Gaming Group AB
c
1,335,689
14,026 Fortnox AB 383,833
148,663 Getinge AB 2,770,242
70,456 Granges AB
a
561,715
501,066 Hexpol AB
a
3,738,905
51,387 Holmen AB 1,650,455
67,041 Inwido AB
a
467,776
596,313 Kungsleden AB 4,462,969
10,530 L E Lundbergforetagen AB
a
479,996
59,573 LeoVegas AB
c
267,565
9,621 Lifco AB 613,495
72,284 Lindab International AB 852,024
11,428 Lundin Energy AB 278,907
24,294 Micronic Mydata AB 460,584
5,361 NCC AB 87,149
66,125 NetEnt AB 509,193
41,411 Nobia AB
a
197,248
78,220 Nobina AB
a,c
468,757
21,923 Nolato AB
a
1,482,483
12,682 Paradox Interactive AB 274,399
46,135 Skandinaviska Enskilda Banken
AB
a
400,477
186,639 SKF AB 3,488,941
89,075 Svenska Handelsbanken AB
a
845,796
19,914 Swedish Orphan Biovitrum AB
a
461,739
32,408 Volvo AB 509,936
Total 48,247,249
Switzerland (10.3%)
5,022 Allreal Holding AG 995,551
6,435 ALSO Holding AG 1,580,725
2,190 Bachem Holding AG 578,362
62,139 Baloise Holding AG 9,361,272
13 Belimo Holding AG 96,209
2,325 Bucher Industries AG 671,579
6,641 EMS-CHEMIE Holding AG 5,159,416
89,486 Ferrexpo plc 192,180
39,638 Galenica AG
c
2,841,858
12,757 Geberit AG 6,400,646
1,203 Givaudan SA 4,496,779
55,419 Glencore Xstrata plc 118,053
22 Gurit Holding AG 32,226
19,114 Huber & Suhner AG 1,344,115
91 Inficon Holding AG 71,211
372 Interroll Holding AG 752,583
270 Lindt & Spruengli AG 2,230,023
77,750 Logitech International SA 5,094,911
186,503 Nestle SA 20,677,704
292,112 Novartis AG 25,449,109
93,829 PSP Swiss Property AG 10,568,504
72,166 Roche Holding AG 25,001,877
6,708 Roche Holding AG-BR 2,310,239
Shares Common Stock (92.2%) Value
Switzerland (10.3%) - continued
3,297 Siegfried Holding AG
a
$ 1,500,374
33,270 Sika AG 6,413,540
22,891 Sonova Holding AG
a
4,582,212
1,602 Straumann Holding AG 1,384,908
18,242 Swiss Life Holding AG 6,786,367
5,933 Swiss Prime Site AG 550,377
22,195 Tecan Group AG 7,866,124
16,904 VAT Group AG
c
3,104,807
Total 158,213,841
Taiwan (1.7%)
29,000 Accton Technology Corporation 225,202
160,000 Capital Securities Corporation 56,237
32,000 Cathay Financial Holding
Company, Ltd.
a
45,520
65,000 Cheng Loong Corporation 51,460
4,210,000 China Development Financial
Holding Corporation 1,353,793
434,520 China Man-Made Fiber Corporation 98,492
1,260,000 CTBC Financial Holding Company,
Ltd. 873,228
87,000 Delta Electronics, Inc. 496,456
166,000 Far Eastern Department Stores,
Ltd. 140,491
42,000 Feng Hsin Iron & Steel Company,
Ltd. 74,247
1,229,000 Fubon Financial Holding Company,
Ltd. 1,834,918
693,000 Hon Hai Precision Industry
Company, Ltd. 2,034,756
39,000 Huaku Development Company, Ltd. 111,647
553,130 IBF Financial Holdings Company,
Ltd. 220,738
65,000 MediaTek, Inc. 1,285,091
58,000 Namchow Holdings Company, Ltd.
a
90,614
130,000 Powertech Technology, Inc. 474,539
81,000 President Chain Store Corporation 814,834
223,000 SerComm Corporation 592,630
10,000 Shin Zu Shing Company, Ltd. 50,872
816,000 Shinkong Synthetic Fibers
Corporation 311,926
117,645 Sigurd Microelectronics
Corporation 162,781
12,000 Sitronix Technology Corporation 63,105
131,000 Syncmold Enterprise Corporation 361,068
272,000 Synnex Technology International
Corporation 385,362
118,000 Systex Corporation 325,953
573,000 Taichung Commercial Bank
Company, Ltd. 226,920
58,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 108,385
851,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 9,093,772
196,000 TECO Electric & Machinery
Company, Ltd. 180,261
126,000 Topco Scientific Company, Ltd. 468,185
112,000 Transcend Information, Inc. 274,022
118,000 TXC Corporation 256,279
558,000 Uni-President Enterprises
Corporation 1,351,926
31,000 United Integrated Services
Company, Ltd. 212,670
190,000 Wistron Corporation 231,948

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
110
Shares Common Stock (92.2%) Value
Taiwan (1.7%) - continued
843,000 Yuanta Financial Holding Company,
Ltd. $ 501,693
Total 25,442,021
Thailand (0.3%)
100,000 Advanced Info Service Public
Company, Ltd. NVDR 601,827
208,400 Airports of Thailand Public
Company, Ltd. NVDR 410,269
512,700 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 373,668
92,700 Berli Jucker Public Company, Ltd.
NVDR 119,031
613,700 Charoen Pokphand Foods Public
Company, Ltd. NVDR 632,932
73,600 Com7 Public Company, Ltd. NVDR 67,754
476,400 CP ALL Public Company, Ltd.
NVDR 1,049,965
19,900 Hana Microelectronics Public
Company, Ltd. NVDR 18,029
82,500 Intouch Holdings Public Company,
Ltd. NVDR 150,964
37,700 Kasikornbank pcl NVDR 114,374
589,500 Major Cineplex Group Public
Company, Ltd. NVDR 287,830
76,600 PTT Exploration and Production
Public Company, Ltd. NVDR 230,274
63,200 Siam Commercial Bank Public
Company, Ltd. NVDR 148,959
630,900 Thai Union Group Public Company,
Ltd. NVDR 265,575
421,600 Thai Vegetable Oil Public
Company, Ltd. NVDR 359,490
Total 4,830,941
Turkey (0.1%)
8,036 Anadolu Efes Biracilik ve Malt
Sanayii AS
a
24,996
8,265 Ford Otomotiv Sanayi AS 85,766
379,324 Haci Omer Sabanci Holding AS 510,768
101,996 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
199,423
10,393 Migros Ticaret AS
a
58,491
28,158 Sok Marketler Ticaret AS
a
55,211
35,202 TAV Havalimanlari Holding AS 99,730
157,762 Turk Hava Yollari Anonim Ortakligi
a
287,166
9,704 Vestel Elektronik Sanayi ve Ticaret
AS
a
22,975
Total 1,344,526
United Kingdom (8.8%)
19,845 Abcam plc 327,783
26,723 Assura plc 25,931
17,860 AstraZeneca plc 1,858,762
256,424 Auto Trader Group plc
c
1,669,508
6,454 Avast plc
c
42,182
172,100 Aviva plc 583,310
106,286 Barratt Developments plc 653,246
42,564 Bellway plc 1,340,602
57,217 BHP Group plc 1,170,832
2,954 Blue Prism Group plc
a
41,566
87,714 Bodycote plc 680,066
84,976 BP plc 325,546
63,283 Brewin Dolphin Holdings plc 203,944
Shares Common Stock (92.2%) Value
United Kingdom (8.8%) - continued
125,560 British American Tobacco plc $ 4,815,564
16,967 Bunzl plc 455,106
32,126 Burford Capital, Ltd. 185,745
36,614 Computacenter plc 742,073
131,996 ConvaTec Group plc
c
318,782
76,031 Croda International plc 4,938,262
1,124 Derwent London plc 38,664
40,982 Diageo plc 1,362,129
27,588 Diploma plc 613,299
1,028,064 Direct Line Insurance Group plc 3,447,144
21,834 Drax Group plc 69,681
32,261 Dunelm Group plc 475,281
12,673 Games Workshop Group plc 1,259,256
794,942 GlaxoSmithKline plc 16,057,531
230,169 Great Portland Estates plc 1,803,214
86,378 Greggs plc 1,732,397
259,822 Halma plc 7,402,358
139,005 HomeServe plc 2,247,283
1,995,286 HSBC Holdings plc 9,273,239
11,151 Ibstock plc
c
24,810
285,674 IG Group Holdings plc 2,884,756
12,115 IMI plc 138,216
80,715 Inchcape plc 490,520
168,663 John Wood Group plc 404,416
220,656 Jupiter Fund Management plc 699,658
2,315,509 Lloyds TSB Group plc 893,229
88,905 Marshalls plc 677,776
191,283 Meggitt plc 696,719
175,449 Micro Focus International plc 936,026
1,721,443 Moneysupermarket.com Group plc 6,905,370
8,055 Morgan Sindall Group plc 122,683
1,159,766 National Express Group plc 2,699,409
20,117 Ninety One plc
a
51,669
47,634 PageGroup plc 223,679
264,237 Paragon Banking Group plc 1,147,803
32,062 Pennon Group plc 443,984
73,744 Phoenix Group Holdings plc 589,282
24,389 PZ Cussons plc 55,840
14,659 Reckitt Benckiser Group plc 1,348,601
236,320 Redrow plc 1,260,307
189,416 RELX plc 4,384,164
64,281 Rio Tinto plc 3,617,501
47,604 Rotork plc 164,757
431,707 Royal Dutch Shell plc, Class A 6,912,151
479,294 Royal Dutch Shell plc, Class B 7,266,214
49,972 RWS Holdings plc 371,160
121,895 Safestore Holdings plc 1,098,707
726,295 Sage Group plc 6,028,907
85,537 Smith & Nephew plc 1,593,860
12,411 Spectris plc 387,626
257,473 Spirent Communications plc 770,327
227,112 Tate & Lyle plc 1,877,466
863,068 Taylor Wimpey plc 1,523,318
4,484 Tritax Big Box REIT plc 8,056
137,887 Unilever plc 7,437,748
18,787 UNITE Group plc 218,765
37,002 Vistry Group plc 325,923
903,702 Vodafone Group plc 1,436,665
Total 134,278,354

International Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
111
Shares Common Stock (92.2%) Value
United States (0.1%)
25,709 Yum China Holding, Inc. $ 1,235,832
Total 1,235,832
Total Common Stock
(cost $1,385,389,800) 1,411,561,729
Shares
Collateral Held for Securities
Loaned ( 0.6% )
9,219,401 Thrivent Cash Management Trust 9,219,401
Total Collateral Held for
Securities Loaned
(cost $9,219,401) 9,219,401
Shares Preferred Stock ( <0.1% )
South Korea (0.1%)
48,470 Samsung Electronics Company,
Ltd. 1,888,115
Total 1,888,115
Total Preferred Stock
(cost $772,026) 1,888,115
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
272,880
7,010,000 6.000%,  5/16/2024
f
168,240
1,326,000 6.000%,  11/15/2026
f
31,824
1,410,000 5.375%,  4/12/2027
f
33,840
210,000 5.500%,  4/12/2037
f
5,040
Total 511,824
Total Long-Term Fixed Income
(cost $7,583,707) 511,824
Shares or
Principal
Amount Short-Term Investments ( 7.2% )
Federal Home Loan Bank Discount
Notes
3,200,000 0.006%,  7/7/2020
g,h
3,199,936
400,000 0.095%,  7/9/2020
g,h
399,989
3,300,000 0.200%,  7/13/2020
g,h
3,299,868
200,000 0.120%,  7/22/2020
g
199,986
2,000,000 0.120%,  7/27/2020
g,h
1,999,827
400,000 0.100%,  7/28/2020
g,h
399,964
9,100,000 0.150%,  7/31/2020
g,h
9,099,090
8,900,000 0.177%,  8/4/2020
g,h
8,898,739
1,900,000 0.125%,  8/11/2020
g,h
1,899,675
1,000,000 0.125%,  8/12/2020
g,h
999,825
3,700,000 0.142%,  8/19/2020
g,h
3,699,245
800,000 0.126%,  8/25/2020
g,h
799,817
200,000 0.145%,  8/26/2020
g,h
199,953
1,600,000 0.151%,  9/2/2020
g,h
1,599,608
200,000 0.140%,  9/10/2020
g,h
199,945
2,600,000 0.120%,  9/15/2020
g,h
2,599,232
Shares or
Principal
Amount Short-Term Investments (7.2%) Value
Thrivent Core Short-Term Reserve
Fund
7,066,292 0.750% $ 70,733,580
Total Short-Term Investments
(cost $110,051,967) 110,228,279
Total Investments (cost
$1,513,016,901) 100.1% $1,533,409,348
Other Assets and Liabilities,
Net (0.1%) (1,430,841)
Total Net Assets 100.0% $1,531,978,507
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $38,719,747 or 2.5% of
total net assets.
d All or a portion of the security is on loan.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 8,725,321
Total lending $8,725,321
Gross amount payable upon return of
collateral for securities loaned $9,219,401
Net amounts due to counterparty
$494,080
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
112
Shares Common Stock ( 98.7% ) Value
Australia (6.6%)
1,791 Afterpay , Ltd.
a
$ 77,349
5,358 AGL Energy, Ltd. 63,386
28,815 AMP, Ltd.
a
37,284
2,094 Ampol , Ltd. 42,668
9,893 APA Group 76,496
4,819 Aristocrat Leisure, Ltd. 86,291
1,623 ASX, Ltd. 96,468
16,375 Aurizon Holdings, Ltd. 55,722
15,624 AusNet Services, Ltd. 18,051
23,780 Australia and New Zealand
Banking Group, Ltd. 308,548
24,700 BHP Group, Ltd. 614,976
4,239 BlueScope Steel, Ltd. 34,920
12,940 Brambles, Ltd. 98,116
814 CIMIC Group, Ltd. 13,679
4,249 Coca-Cola Amatil, Ltd. 25,594
538 Cochlear, Ltd. 70,633
11,185 Coles Group, Ltd. 132,960
14,843 Commonwealth Bank of Australia 716,831
4,082 Computershare, Ltd. 37,797
3,123 Crown Resorts, Ltd. 21,038
3,806 CSL, Ltd. 756,969
9,193 DEXUS Property Group 59,004
13,576 Evolution Mining, Ltd. 53,930
14,199 Fortescue Metals Group, Ltd. 138,038
13,798 Goodman Group 142,371
16,333 GPT Group 47,449
19,377 Insurance Australia Group, Ltd. 77,767
5,546 Lendlease Corporation, Ltd. 47,935
2,823 Macquarie Group, Ltd. 234,286
1,070 Magellan Financial Group, Ltd. 43,694
23,091 Medibank Private, Ltd. 47,873
32,985 Mirvac Group 49,827
26,799 National Australia Bank, Ltd. 339,606
6,774 Newcrest Mining, Ltd. 150,207
6,205 Northern Star Resources, Ltd. 58,519
3,392 Orica, Ltd. 39,227
14,767 Origin Energy, Ltd. 60,091
6,125 Qantas Airways, Ltd. 16,230
12,165 QBE Insurance Group, Ltd. 75,071
1,499 Ramsay Health Care, Ltd. 69,227
442 REA Group, Ltd. 33,306
3,113 Rio Tinto, Ltd. 213,158
14,846 Santos, Ltd. 55,176
43,925 Scentre Group 66,684
2,804 SEEK, Ltd. 42,898
3,784 Sonic Healthcare, Ltd. 79,906
41,083 South32, Ltd. 58,162
19,992 Stockland 46,357
10,573 Suncorp Group, Ltd. 67,941
9,284 Sydney Airport, Ltd. 36,640
16,981 Tabcorp Holdings, Ltd. 40,052
34,902 Telstra Corporation, Ltd. 75,759
3,112 TPG Telecom, Ltd.
a
19,114
22,932 Transurban Group 224,887
6,037 Treasury Wine Estates, Ltd. 43,924
1,556 Tuas , Ltd.
a
725
32,532 Vicinity Centres 32,607
903 Washington H. Soul Pattinson and
Company, Ltd. 12,265
9,507 Wesfarmers, Ltd. 295,593
30,283 Westpac Banking Corporation 379,547
1,201 Wisetech Global, Ltd. 16,247
7,901 Woodside Petroleum, Ltd. 119,405
Shares Common Stock (98.7%) Value
Australia (6.6%) - continued
10,575 Woolworths, Ltd. $ 272,588
Total 7,369,069
Austria (0.2%)
610 Andritz AG 22,241
2,342 Erste Group Bank AG
a
55,312
1,235 OMV AG
a
41,674
1,241 Raiffeisen Bank International AG
a
22,181
571 Verbund AG 25,645
973 Voestalpine AG 21,012
Total 188,065
Belgium (0.9%)
1,497 Ageas SA NV 53,053
6,389 Anheuser-Busch InBev NV 314,953
464 Colruyt SA 25,501
259 Elia System Operator SA 28,177
352 Galapagos NV
a
69,476
946 Groupe Bruxelles Lambert SA 79,236
2,095 KBC Groep NV 120,360
1,275 Proximus SA 25,981
129 Sofina SA 34,063
621 Solvay SA 49,820
384 Telenet Group Holding NV 15,822
1,060 UCB SA 123,009
1,653 Umicore SA 78,028
Total 1,017,479
Bermuda (0.2%)
5,500 CK Infrastructure Holdings, Ltd. 28,431
2,800 Dairy Farm International Holdings,
Ltd. 13,084
9,800 Hongkong Land Holdings, Ltd. 40,763
1,800 Jardine Matheson Holdings, Ltd. 75,132
1,900 Jardine Strategic Holdings, Ltd. 40,985
13,000 NWS Holdings, Ltd. 11,308
Total 209,703
Cayman Islands (0.4%)
2,600 ASM Pacific Technology, Ltd. 27,477
324 BeiGene , Ltd. ADR
a
61,041
14,400 Budweiser Brewing Company
APAC, Ltd.
b
42,155
1,832 Melco Resorts & Entertainment.
Ltd. ADR 28,433
20,400 Sands China, Ltd. 80,360
80,500 WH Group, Ltd.
b
69,568
14,000 Wharf Real Estate Investment
Company, Ltd. 67,208
13,200 Wynn Macau, Ltd. 22,895
Total 399,137
Denmark (2.3%)
27 A.P. Moller - Maersk AS, Class A 29,523
55 A.P. Moller - Maersk AS, Class B 64,461
1,369 Ambu AS 43,277
897 Carlsberg AS 118,950
884 Christian Hansen Holding AS 91,180
996 Coloplast AS 155,244
5,783 Danske Bank AS 77,310
925 Demant AS
a
24,514
1,773 DSV AS 217,786
546 Genmab AS
a
184,107

International Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
113
Shares Common Stock (98.7%) Value
Denmark (2.3%) - continued
1,074 GN Store Nord AS $ 57,492
584 H. Lundbeck AS 22,066
14,836 Novo Nordisk AS 966,532
1,790 Novozymes AS 103,777
1,586 Orsted AS
b
183,027
838 Pandora AS 45,767
1,013 TRYG AS 29,432
1,668 Vestas Wind Systems AS 170,808
Total 2,585,253
Finland (1.2%)
1,193 Elisa Oyj 72,596
3,724 Fortum Oyj 71,047
2,850 KONE Oyj 196,562
882 Metso Oyj 28,985
3,547 Neste Oil Oyj 139,312
47,406 Nokia Oyj 207,157
27,166 Nordea Bank Abp 188,404
882 Orion Oyj 42,772
3,949 Sampo Oyj 136,121
4,878 Stora Enso Oyj 58,386
4,475 UPM- Kymmene Oyj 129,616
3,721 Wartsila Corporation 30,866
Total 1,301,824
France (10.2%)
1,589 Accor SA
a
43,366
249 Aeroports de Paris SA 25,707
3,967 Air Liquide SA 573,573
1,611 Alstom SA 75,074
509 Amundi SA
a,b
40,014
578 Arkema SA 55,560
824 AtoS
a
70,644
16,217 AXA SA
a
341,252
347 bioMerieux
a
47,655
9,431 BNP Paribas SA
a
376,805
7,399 Bollore SA 23,346
1,911 Bouygues SA
a
65,460
2,463 Bureau Veritas SA
a
52,239
1,349 Capgemini SA 155,676
5,076 Carrefour SA 78,719
364 Casino Guichard Perrachon SA
a
13,485
1,423 Cie Generale des Etablissements
Michelin
a
148,323
1,439 CNP Assurances
a
16,690
4,339 Compagnie de Saint- Gobain
a
156,555
402 Covivio 29,158
9,675 Credit Agricole SA
a
91,870
5,178 Danone SA
a
359,420
21 Dassault Aviation
a
19,267
1,102 Dassault Systemes SE 191,299
2,042 Edenred 89,558
698 Eiffage SA
a
63,983
5,205 Electricite de France 48,391
15,314 Engie
a
189,922
2,385 EssilorLuxottica
a
306,730
330 Eurazeo SE
a
16,957
637 Faurecia
a
25,027
384 Gecina SA 47,427
3,689 Groupe Eurotunnel SA 53,345
266 Hermes International 223,335
250 ICADE 17,457
124 Iliad SA
a
24,206
508 Ingenico Group
a
81,622
Shares Common Stock (98.7%) Value
France (10.2%) - continued
316 Ipsen SA $ 26,807
714 JCDecaux SA
a
13,338
635 Kering SA 347,165
1,650 Klepierre SA 32,981
721 La Francaise des Jeux SAEM
b
22,285
2,238 Legrand SA 170,022
2,106 L'Oreal SA
a
679,701
2,329 LVMH Moet Hennessy Louis Vuitton
SE 1,028,237
7,931 Natixis
a
20,918
16,728 Orange SA 200,032
433 Orpea 50,013
1,780 Pernod-Ricard SA 280,289
4,931 Peugeot SA
a
80,864
1,814 Publicis Groupe SA
a
58,927
189 Remy Cointreau SA 25,784
1,612 Renault SA
a
41,257
2,687 Safran SA
a
270,288
9,462 Sanofi 964,974
232 Sartorius Stedim Biotech 58,820
4,636 Schneider Electric SE 515,691
1,329 SCOR SE 36,705
190 SEB SA 31,517
6,797 Societe Generale
a
113,643
742 Sodexo SA 50,313
2,898 Suez SA 34,062
492 Teleperformance SA 125,303
893 Thales SA 72,275
20,725 Total SA 799,119
20,725 Total SA Rights
a,c
3,035
759 UbiSoft Entertainment SA
a
62,853
1,920 Valeo SA 50,640
4,519 Veolia Environnement SA 102,044
4,320 Vinci SA 400,563
4,320 Vinci SA Rights
a,c
294
6,953 Vivendi SA 179,663
225 Wendel SA
a
21,473
1,150 Worldline SA
a,b
100,267
Total 11,311,279
Germany (8.7%)
1,596 Adidas AG
a
420,786
3,498 Allianz SE 714,787
7,701 BASF SE 432,558
8,237 Bayer AG 610,553
2,776 Bayerische Motoren Werke AG 177,221
845 Beiersdorf AG 96,088
1,295 Brenntag AG 68,661
337 Carl Zeiss Meditec AG 32,814
8,400 Commerzbank AG
a
37,437
922 Continental AG
a
90,643
1,458 Covestro AG
b
55,532
7,176 Daimler AG
a
291,946
1,073 Delivery Hero AG
a,b
110,269
16,463 Deutsche Bank AG
a
157,058
1,593 Deutsche Boerse AG 288,295
2,005 Deutsche Lufthansa AG
a
20,115
8,294 Deutsche Post AG
a
304,553
27,946 Deutsche Telekom AG 468,911
2,865 Deutsche Wohnen AG 128,740
18,825 E.ON SE 212,489
1,758 Evonik Industries AG 44,776
349 Fraport AG Frankfurt Airport
Services Worldwide
a
15,288

International Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
114
Shares Common Stock (98.7%) Value
Germany (8.7%) - continued
1,787 Fresenius Medical Care AG &
Company KGaA
a
$ 153,735
3,505 Fresenius SE & Company KGaA
a
174,208
583 Fuchs Petrolub SE 23,433
1,286 GEA Group AG 40,815
506 Hannover Rueckversicherung SE 87,449
1,248 HeidelbergCement AG 66,807
871 Henkel AG & Company KGaA 72,868
207 Hochtief AG 18,419
10,489 Infineon Technologies AG 245,779
545 Kion Group AG
a
33,555
405 Knorr- Bremse AG
a
41,102
697 Lanxess AG
a
36,858
579 LEG Immobilien AG 73,438
1,084 Merck KGaA 126,229
1,510 METRO AG 14,330
445 MTU Aero Engines AG
a
77,474
1,210 Muenchener Rueckversicherungs-
Gesellschaft AG 315,076
484 Nemetschek SE 33,257
1,284 Porsche Automobil Holding SE
a
74,367
696 PUMA SE
a
53,964
4,897 RWE AG 171,429
8,756 SAP SE 1,223,991
298 Sartorius Aktiengesellschaft 98,354
902 Scout24 AG
b
69,785
6,414 Siemens AG 756,446
1,258 Siemens Healthineers AG
b
60,469
1,079 Symrise AG 126,077
1,090 TeamViewer AG
a,b
59,516
8,731 Telefonica Deutschland Holding AG 25,749
3,393 ThyssenKrupp AG
a
24,207
1,688 Uniper SE 54,470
859 United Internet AG 36,496
272 Volkswagen AG
a
43,916
4,319 Vonovia SE
a
263,989
1,272 Zalando SE
a,b
90,236
Total 9,647,813
Hong Kong (2.8%)
101,400 AIA Group, Ltd. 948,861
11,000 Bank of East Asia, Ltd. 25,215
31,000 BOC Hong Kong (Holdings), Ltd. 99,259
21,500 CK Asset Holdings, Ltd. 128,931
22,500 CK Hutchison Holdings, Ltd. 145,701
14,000 CLP Holdings, Ltd. 137,497
18,000 Galaxy Entertainment Group, Ltd. 123,476
17,000 Hang Lung Properties, Ltd. 40,414
6,400 Hang Seng Bank, Ltd. 107,791
12,000 Henderson Land Development
Company, Ltd. 45,764
22,000 HK Electric Investments, Ltd. 22,851
32,000 HKT Trust and HKT, Ltd. 46,959
89,250 Hong Kong and China Gas
Company, Ltd. 138,710
10,000 Hong Kong Exchanges & Clearing,
Ltd. 425,917
5,500 Kerry Properties, Ltd. 14,287
17,300 Link REIT 142,036
13,000 MTR Corporation, Ltd. 67,610
12,750 New World Development Company,
Ltd. 60,538
36,000 PCCW, Ltd. 20,583
11,500 Power Assets Holdings, Ltd. 62,837
26,000 Sino Land Company, Ltd. 32,895
Shares Common Stock (98.7%) Value
Hong Kong (2.8%) - continued
17,000 SJM Holdings, Ltd. $ 19,059
11,000 Sun Hung Kai Properties, Ltd. 140,528
4,000 Swire Pacific, Ltd. 21,259
9,800 Swire Properties, Ltd. 25,021
11,500 Techtronic Industries Company,
Ltd. 113,787
Total 3,157,786
Ireland (0.8%)
6,584 CRH plc 226,622
825 DCC plc 68,841
1,293 Flutter Entertainment plc 170,707
3,714 James Hardie Industries plc 71,563
1,332 Kerry Group plc 165,470
1,290 Kingspan Group plc 83,277
1,895 Smurfit Kappa Group plc 63,683
Total 850,163
Isle of Man (<0.1%)
4,886 GVC Holdings plc 44,784
Total 44,784
Israel (0.6%)
356 Azrieli Group, Ltd. 16,225
9,516 Bank Hapoalim , Ltd. 56,888
12,295 Bank Leumi Le-Israel BM 61,818
976 Check Point Software Technologies,
Ltd.
a
104,852
318 CyberArk Software, Ltd.
a
31,568
222 Elbit Systems, Ltd. 30,508
5,905 Israel Chemicals, Ltd. 17,589
9,760 Israel Discount Bank, Ltd. 29,768
1,182 Mizrahi Tefahot Bank, Ltd. 22,210
521 Nice, Ltd.
a
98,210
9,164 Teva Pharmaceutical Industries,
Ltd. ADR
a
112,992
429 Wix.com, Ltd.
a
109,918
Total 692,546
Italy (1.9%)
9,213 Assicurazioni Generali SPA 139,947
4,154 Atlantia SpA
a
67,192
4,870 Davide Campari-Milano SPA 41,185
211 DiaSorin SPA 40,521
68,195 Enel SPA 589,778
21,330 Eni SPA 204,469
5,109 Finecobank Banca Fineco SPA
a
69,145
2,012 Infrastrutture Wireless Italiane SPA
b
20,197
124,791 Intesa Sanpaolo SPA
a
239,809
3,393 Leonardo SPA 22,619
5,207 Mediobanca SPA 37,601
1,624 Moncler SPA
a
62,448
3,158 Nexi Spa
a,b
54,761
3,354 Pirelli & C. SPA
a,b
14,269
4,381 Poste Italiane SPA
b
38,269
2,023 Prysmian SPA 46,930
877 Recordati SPA 43,884
17,079 Snam SPA 83,262
50,541 Telecom Italia SPA 19,671
70,110 Telecom Italia SPA 27,647
11,797 Terna Rete Elettrica Nazionale SPA 81,370

International Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
115
Shares Common Stock (98.7%) Value
Italy (1.9%) - continued
17,790 UniCredit SPA $ 164,187
Total 2,109,161
Japan (25.1%)
300 ABC-MART, Inc. 17,599
3,300 ACOM Company, Ltd. 12,629
1,700 Advantest Corporation 97,020
5,500 Aeon Company, Ltd. 127,955
900 AEON Mall Company, Ltd. 11,960
1,600 AGC, Inc. 45,871
1,500 Air Water, Inc. 21,193
1,400 Aisin Seiki Company, Ltd. 41,037
3,900 Ajinomoto Company, Inc. 64,720
1,600 Alfresca Holdings Corporation 33,538
1,000 All Nippon Airways Co., Ltd. 22,853
2,800 Amada Holdings Company, Ltd. 22,926
1,000 Aozora Bank, Ltd. 17,437
3,200 Asahi Group Holdings, Ltd. 112,391
1,600 Asahi Intecc Company, Ltd. 45,665
10,500 Asahi Kasei Corporation 85,951
7,900 Ashikaga Holdings Company, Ltd. 18,403
15,600 Astellas Pharmaceutical, Inc. 260,513
1,700 Bandai Namco Holdings, Inc. 89,485
500 Bank of Kyoto, Ltd. 17,765
600 Benesse Holdings, Inc. 16,092
4,500 Bridgestone Corporation 145,240
1,900 Brother Industries, Ltd. 34,328
700 Calbee , Inc. 19,348
8,400 Canon, Inc. 167,564
1,600 Casio Computer Company, Ltd. 27,913
1,200 Central Japan Railway Company 185,590
400 Century Tokyo Leasing Corporation 20,483
4,400 Chiba Bank, Ltd. 20,802
5,400 Chubu Electric Power Company,
Inc. 67,726
5,700 Chugai Pharmaceutical Company,
Ltd. 305,178
2,400 Chugoku Electric Power Company,
Inc. 31,997
1,000 Coca-Cola Bottlers Japan, Inc. 18,136
8,900 Concordia Financial Group, Ltd. 28,614
200 COSMOS Pharmaceutical
Corporation 30,687
800 CyberAgent , Inc. 39,323
2,000 Dai Nippon Printing Company, Ltd. 45,981
2,100 Daicel Corporation 16,276
800 Daifuku Company, Ltd. 70,106
9,000 Dai-Ichi Mutual Life Insurance
Company, Ltd., The 107,730
4,800 Daiichi Sankyo Company, Ltd. 392,600
2,100 Daikin Industries, Ltd. 339,780
500 Daito Trust Construction Company,
Ltd. 46,081
4,700 Daiwa House Industry Company,
Ltd. 110,990
17 Daiwa House REIT Investment
Corporation 39,994
12,100 Daiwa Securities Group, Inc. 50,831
3,600 Denso Corporation 141,181
1,800 Dentsu Group, Inc. 42,699
200 DISCO Corporation 48,778
2,500 East Japan Railway Company 173,238
2,100 Eisai Company, Ltd. 166,843
1,200 Electric Power Development
Company, Ltd. 22,748
Shares Common Stock (98.7%) Value
Japan (25.1%) - continued
25,700 Eneos Holdings, Inc. $ 91,609
2,100 FamilyMart Company, Ltd. 36,053
1,600 FANUC Corporation 286,832
500 Fast Retailing Company, Ltd. 287,386
1,100 Fuji Electric Company, Ltd. 30,276
3,000 FUJIFILM Holdings NPV 128,405
1,600 Fujitsu, Ltd. 187,333
1,400 Fukuoka Financial Group, Inc. 22,135
31 GLP J- Reit 44,797
300 GMO Payment Gateway, Inc. 31,378
2,000 Hakuhodo Dy Holdings, Inc. 23,870
1,200 Hamamatsu Photonics KK 52,254
1,900 Hankyu Hanshin Holdings, Inc. 64,179
200 Hikari Tsushin, Inc. 45,730
2,400 Hino Motors, Ltd. 16,283
300 Hirose Electric Company, Ltd. 32,943
400 Hisamitsu Pharmaceutical
Company, Inc. 21,622
900 Hitachi Construction Machinery
Company, Ltd. 25,001
1,800 Hitachi Metals, Ltd. 21,574
8,100 Hitachi, Ltd. 257,457
13,700 Honda Motor Company, Ltd. 350,633
400 Hoshizaki Corporation 34,284
3,200 Hoya Corporation 306,429
2,500 Hulic Company, Ltd. 23,603
1,600 Idemitsu Kosan Company, Ltd. 34,147
1,200 Iida Group Holdings Company, Ltd. 18,442
8,600 Inpex Corporation 53,701
2,800 Isetan Mitsukoshi Holdings, Ltd. 16,114
4,600 Isuzu Motors, Ltd. 41,802
400 ITO EN, Ltd. 22,580
11,300 ITOCHU Corporation 244,507
800 ITOCHU Techno-Solutions
Corporation 30,085
900 Japan Airlines Company, Ltd. 16,241
400 Japan Airport Terminal Company,
Ltd. 17,069
4,300 Japan Exchange Group, Inc. 99,588
3,400 Japan Post Bank Company, Ltd. 25,287
13,200 Japan Post Holdings Company,
Ltd. 94,204
1,900 Japan Post Insurance Company,
Ltd. 25,035
7 Japan Prime Realty Investment
Corporation 20,535
11 Japan Real Estate Investment
Corporation 56,453
22 Japan Retail Fund Investment
Corporation 27,517
10,100 Japan Tobacco, Inc. 187,585
4,100 JFE Holdings, Inc. 29,641
1,800 JGC Corporation 18,981
1,700 JSR Corporation 32,980
1,700 JTEKT Corporation 13,274
3,800 Kajima Corporation 45,436
1,100 Kakaku.com, Inc. 28,022
800 Kamigumi Company, Ltd. 15,733
5,900 Kansai Electric Power Company,
Inc. 57,171
1,500 Kansai Paint Company, Ltd. 31,698
4,000 Kao Corporation 317,431
1,200 Kawasaki Heavy Industries, Ltd. 17,332
13,800 KDDI Corporation 411,753
800 Keihan Holdings Company, Ltd. 35,727

International Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
116
Shares Common Stock (98.7%) Value
Japan (25.1%) - continued
1,800 Keikyu Corporation $ 27,544
900 Keio Corporation 51,507
1,100 Keisei Electric Railway Company,
Ltd. 34,475
1,500 Keyence Corporation 628,592
1,200 Kikkoman Corporation 57,957
1,400 Kintetsu Group Holdings Company,
Ltd. 62,817
6,900 Kirin Holdings Company, Ltd. 145,450
400 Kobayashi Pharmaceutical
Company, Ltd. 35,170
500 Kobe Bussan Company, Ltd. 28,393
900 Koito Manufacturing Company, Ltd. 36,414
7,300 Komatsu, Ltd. 149,508
800 Konami Holdings Corporation 26,695
300 KOSE Corporation 36,314
8,700 Kubota Corporation 130,141
2,700 Kuraray Company, Ltd. 28,255
800 Kurita Water Industries, Ltd. 22,255
2,700 Kyocera Corporation 147,378
2,300 Kyowa Hakko Kirin Company, Ltd. 60,547
3,200 Kyushu Electric Power Company,
Inc. 26,820
1,300 Kyushu Railway Company 33,779
600 Lasertec Corporation 56,718
400 Lawson, Inc. 20,120
500 LINE Corporation
a
25,165
1,900 Lion Corporation 45,698
2,200 LIXIL Group Corporation 30,897
3,700 M3, Inc. 157,180
1,900 Makita Corporation 69,093
13,800 Marubeni Corporation 62,685
1,600 Marui Group Company, Ltd. 28,943
500 Maruichi Steel Tube, Ltd. 12,463
4,800 Mazda Motor Corporation 29,001
600 McDonald's Holdings Company
Japan, Ltd. 32,429
1,500 Medipal Holdings Corporation 28,951
1,000 MEIJI Holdings Company, Ltd. 79,576
700 Mercari , Inc.
a
21,736
3,000 Minebea Company, Ltd. 54,683
2,400 MISUMI Group, Inc. 60,260
10,700 Mitsubishi Chemical Holdings
Corporation 62,399
11,300 Mitsubishi Corporation 238,789
15,300 Mitsubishi Electric Corporation 199,837
9,900 Mitsubishi Estate Company, Ltd. 147,528
1,300 Mitsubishi Gas Chemical Company,
Inc. 19,772
2,700 Mitsubishi Heavy Industries, Ltd. 63,747
900 Mitsubishi Materials Corporation 19,004
5,600 Mitsubishi Motors Corporation 13,879
102,500 Mitsubishi UFJ Financial Group,
Inc. 403,391
3,400 Mitsubishi UFJ Lease & Finance
Company, Ltd. 16,224
13,900 Mitsui & Company, Ltd. 205,951
1,500 Mitsui Chemicals, Inc. 31,374
7,800 Mitsui Fudosan Company, Ltd. 138,565
700 Miura Company, Ltd. 29,169
202,300 Mizuho Financial Group, Inc. 248,838
1,100 MonotaRO Company, Ltd. 44,196
3,700 MS and AD Insurance Group
Holdings, Inc. 101,893
Shares Common Stock (98.7%) Value
Japan (25.1%) - continued
4,800 Murata Manufacturing Company,
Ltd. $ 282,953
900 Nabtesco Corporation 27,853
1,600 Nagoya Railroad Company, Ltd. 45,097
4,100 NEXON Company, Ltd. 92,481
2,200 NGK Insulators, Ltd. 30,482
1,300 NGK Spark Plug Company, Ltd. 18,685
700 NH Foods, Ltd. 28,168
3,700 Nidec Corporation 249,265
1,300 Nihon M&A Center, Inc. 59,121
2,500 Nikon Corporation 20,996
900 Nintendo Company, Ltd. 402,362
11 Nippon Building Fund, Inc. 62,647
600 Nippon Express Company, Ltd. 31,112
1,200 Nippon Paint Holdings Company,
Ltd. 87,524
18 Nippon Prologis REIT, Inc. 54,695
400 Nippon Shinyaku Company, Ltd. 32,649
6,800 Nippon Steel Corporation 64,256
10,800 Nippon Telegraph & Telephone
Corporation 251,634
1,300 Nippon Yusen Kabushiki Kaisha 18,399
1,000 Nissan Chemical Industries, Ltd. 51,449
19,500 Nissan Motor Company, Ltd. 72,315
1,700 Nisshin Seifun Group, Inc. 25,384
500 Nissin Foods Holdings Company,
Ltd. 44,300
700 Nitori Holdings Company, Ltd. 137,248
1,300 Nitto Denko Corporation 73,697
26,400 Nomura Holdings, Inc. 118,631
1,000 Nomura Real Estate Holdings, Inc. 18,617
36 Nomura Real Estate Master Fund,
Inc. 43,117
2,700 Nomura Research Institute, Ltd. 73,744
3,000 NSK, Ltd. 22,388
5,300 NTT Data Corporation 59,256
9,800 NTT DOCOMO, Inc. 260,171
5,400 Obayashi Corporation 50,768
600 OBIC Company, Ltd. 105,743
2,500 Odakyu Electric Railway Company,
Ltd. 61,394
7,200 Oji Holdings Corporation 33,591
9,800 Olympus Corporation 188,675
1,600 OMRON Corporation 107,165
3,100 Ono Pharmaceutical Company, Ltd. 90,478
300 Oracle Corporation Japan 35,584
1,700 Oriental Land Company, Ltd. 224,648
11,100 ORIX Corporation 137,832
22 Orix JREIT, Inc. 28,999
3,100 Osaka Gas Company, Ltd. 61,278
900 Otsuka Corporation 47,534
3,300 Otsuka Holdings Company, Ltd. 143,821
3,500 Pan Pacific International Holdings
Company 77,058
18,500 Panasonic Corporation 162,227
900 Park24 Company, Ltd. 15,431
800 PeptiDream , Inc.
a
36,860
1,500 Persol Holdings Company, Ltd. 20,680
1,000 Pigeon Corporation 38,705
800 Pola Orbis Holdings, Inc. 13,967
7,200 Rakuten , Inc. 63,598
10,700 Recruit Holdings Company, Ltd. 367,975
6,500 Renesas Electronics Corporation
a
33,413
17,500 Resona Holdings, Inc. 59,883
5,600 Ricoh Company, Ltd. 40,183

International Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
117
Shares Common Stock (98.7%) Value
Japan (25.1%) - continued
300 Rinnai Corporation $ 25,123
700 Rohm Company, Ltd. 46,544
2,000 Ryohin Keikaku Company, Ltd. 28,447
3,000 Santen Pharmaceutical Company,
Ltd. 55,228
2,000 SBI Holdings, Inc. 43,401
400 SCSK Corporation 19,570
1,800 Secom Company, Ltd. 157,937
1,500 Sega Sammy Holdings, Inc. 17,981
1,800 Seibu Holdings, Inc. 19,606
2,300 Seiko Epson Corporation 26,348
3,000 Sekisui Chemical Company, Ltd. 42,983
5,200 Sekisui House, Ltd. 99,279
6,300 Seven & I Holdings Company, Ltd. 206,095
4,900 Seven Bank, Ltd. 13,430
1,300 SG Holdings Company, Ltd. 42,424
1,800 Sharp Corporation 19,304
1,900 Shimadzu Corporation 50,725
200 SHIMAMURA Company, Ltd. 13,546
600 Shimano, Inc. 115,373
4,600 Shimizu Corporation 37,895
3,000 Shin-Etsu Chemical Company, Ltd. 352,084
1,300 Shinsei Bank, Ltd. 15,724
2,300 Shionogi & Company, Ltd. 144,287
3,400 Shiseido Company, Ltd. 216,650
3,600 Shizuoka Bank, Ltd. 23,159
1,100 Showa Denko KK 24,829
500 SMC Corporation 256,961
16,100 SoftBank Corporation 205,214
13,100 SoftBank Group Corporation 660,602
600 Sohgo Security Services Company,
Ltd. 28,016
2,800 Sompo Holdings, Inc. 96,391
10,700 Sony Corporation 738,623
1,300 Sony Financial Holdings, Inc. 31,388
800 Square Enix Holdings Company,
Ltd. 40,531
1,100 Stanley Electric Company, Ltd. 26,628
900 Start Today Company, Ltd. 20,063
5,200 Subaru Corporation 108,886
2,200 Sumco Corporation 33,823
12,500 Sumitomo Chemical Company, Ltd. 37,610
10,000 Sumitomo Corporation 115,014
1,500 Sumitomo Dainippon Pharma
Company, Ltd. 20,786
6,300 Sumitomo Electric Industries, Ltd. 72,675
900 Sumitomo Heavy Industries, Ltd. 19,684
2,000 Sumitomo Metal Mining Company,
Ltd. 56,340
10,900 Sumitomo Mitsui Financial Group,
Inc. 307,618
2,800 Sumitomo Mitsui Trust Holdings,
Inc. 78,905
2,600 Sumitomo Realty & Development
Company, Ltd. 71,767
1,400 Sumitomo Rubber Industries, Ltd. 13,866
600 Sundrug Company, Ltd. 19,857
1,200 Suntory Beverage and Food, Ltd. 46,822
600 Suzuken Company, Ltd. 22,416
3,100 Suzuki Motor Corporation 105,853
1,400 Sysmex Corporation 107,466
4,500 T&D Holdings, Inc. 38,651
1,000 Taiheiyo Cement Corporation 23,234
1,600 Taisei Corporation 58,314
Shares Common Stock (98.7%) Value
Japan (25.1%) - continued
300 Taisho Pharmaceutical Holdings
Company, Ltd. $ 18,410
1,300 Taiyo Nippon Sanso Corporation 21,740
13,200 Takeda Pharmaceutical Company,
Ltd. 474,249
1,100 TDK Corporation 109,507
1,500 Teijin, Ltd. 23,882
5,400 Terumo Corporation 205,539
1,000 THK Company, Ltd. 24,898
1,900 TIS, Inc. 40,228
1,600 Tobu Railway Company, Ltd. 52,863
900 Toho Company, Ltd. 32,509
600 Toho Gas Company, Ltd. 29,989
3,600 Tohoku Electric Power Company,
Inc. 34,198
5,400 Tokio Marine Holdings, Inc. 236,374
12,100 Tokyo Electric Power Company,
Inc.
a
37,222
1,300 Tokyo Electron, Ltd. 320,767
3,200 Tokyo Gas Company, Ltd. 76,623
4,200 Tokyu Corporation 59,129
5,100 Tokyu Fudosan Holdings
Corporation 23,993
2,200 Toppan Printing Company, Ltd. 36,782
11,600 Toray Industries, Inc. 54,752
3,200 Toshiba Corporation 102,655
2,200 Tosoh Corporation 30,221
1,200 TOTO, Ltd. 46,138
700 Toyo Suisan Kaisha, Ltd. 39,112
500 Toyoda Gosei Company, Ltd. 10,447
1,200 Toyota Industries Corporation 63,783
17,800 Toyota Motor Corporation 1,119,337
1,800 Toyota Tsusho Corporation 45,902
1,100 Trend Micro, Inc. 61,473
300 TSURUHA Holdings, Inc. 41,434
3,400 Unicharm Corporation 139,443
25 United Urban Investment
Corporation 26,926
1,800 USS Company, Ltd. 28,855
400 Welcia Holdings Company, Ltd. 32,315
1,400 West Japan Railway Company 78,525
1,000 Yakult Honsha Company, Ltd. 58,834
6,100 Yamada Denki Company, Ltd. 30,258
1,100 Yamaha Corporation 51,882
2,300 Yamaha Motor Company, Ltd. 36,225
2,600 Yamato Holdings Company, Ltd. 56,439
1,000 Yamazaki Baking Company, Ltd. 17,177
2,000 Yaskawa Electric Corporation 69,526
1,900 Yokogawa Electric Corporation 29,771
1,000 Yokohama Rubber Company, Ltd. 14,140
22,200 Z Holdings Corporation 108,951
Total 27,903,675
Jersey (0.3%)
7,616 Experian plc 267,312
10,375 WPP plc 80,887
Total 348,199
Luxembourg (0.2%)
6,010 Arcelor Mittal
a
63,657
9,661 Aroundtown SA
a
55,375
111 Eurofins Scientific SE 70,011
3,215 SES SA 21,967

International Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
118
Shares Common Stock (98.7%) Value
Luxembourg (0.2%) - continued
3,959 Tenaris SA $ 25,728
Total 236,738
Netherlands (5.1%)
3,547 ABN AMRO Group NV
b
30,524
151 Adyen NV
a,b
219,778
15,003 Aegon NV 44,348
1,104 AerCap Holdings NV
a
34,003
4,925 Airbus Group NV
a
352,893
1,674 Akzo Nobel NV 150,393
5,222 Altice Europe NV
a
20,196
3,569 ASML Holding NV 1,305,581
8,580 CNH Industrial NV
a
60,279
909 EXOR NV 52,174
1,057 Ferrari NV 181,058
9,200 Fiat Chrysler Automobiles NV
a
93,086
966 Heineken Holding NV 79,064
2,173 Heineken NV 200,337
32,673 ING Groep NV 227,760
1,018 Just Eat Takeaway.com NV
a,b
106,406
29,954 Koninklijke (Royal) KPN NV 79,675
9,229 Koninklijke Ahold Delhaize NV 251,527
1,445 Koninklijke DSM NV 200,591
7,519 Koninklijke Philips NV
a
350,743
7,519 Koninklijke Philips NV Rights
a,c
7,180
590 Koninklijke Vopak NV 31,208
2,449 NN Group NV 82,305
4,087 Prosus NV
a
379,919
1,935 Qiagen NV
a
83,350
999 Randstad Holding NV 44,670
5,348 STMicroelectronics NV 145,777
12,248 Unilever NV 653,033
2,289 Wolters Kluwer NV 178,783
Total 5,646,641
New Zealand (0.3%)
6,170 a2 Milk Company, Ltd.
a
80,764
10,189 Auckland International Airport, Ltd. 43,331
4,817 Fisher & Paykel Healthcare
Corporation, Ltd. 110,968
5,711 Mercury NZ, Ltd. 17,399
10,745 Meridian Energy, Ltd. 33,496
3,354 Ryman Healthcare, Ltd. 28,455
15,403 Spark New Zealand, Ltd. 45,572
Total 359,985
Norway (0.5%)
7,950 DnB ASA
a
106,113
8,398 Equinor ASA 120,979
1,677 Gjensidige Forsikring ASA
a
30,984
3,685 Mowi ASA 70,242
11,276 Norsk Hydro ASA
a
31,459
6,298 Orkla ASA 55,294
822 Schibsted ASA
a
19,416
6,047 Telenor ASA 88,292
1,485 Yara International ASA 51,770
Total 574,549
Papua New Guinea (<0.1%)
16,545 Oil Search, Ltd. 36,666
Total 36,666
Shares Common Stock (98.7%) Value
Portugal (0.2%)
21,461 Electricidade de Portugal SA $ 102,438
4,203 Galp Energia SGPS SA 48,755
2,111 Jeronimo Martins SGPS SA
a
36,942
Total 188,135
Singapore (1.1%)
25,800 Ascendas REIT 59,196
22,600 Capitaland Commercial Trust 27,659
21,700 CapitaLand Mall Trust 30,791
21,500 CapitaLand, Ltd.
a
45,422
3,800 City Developments, Ltd. 23,222
15,000 DBS Group Holdings, Ltd. 225,703
50,700 Genting Singapore, Ltd. 27,894
800 Jardine Cycle & Carriage, Ltd. 11,675
12,200 Keppel Corporation, Ltd. 52,545
18,000 Mapletree Commercial Trust 25,186
22,300 Mapletree Logistics Trust 31,307
27,700 Oversea-Chinese Banking
Corporation, Ltd. 180,543
12,650 Singapore Airlines, Ltd. 34,145
6,700 Singapore Exchange, Ltd. 40,318
13,100 Singapore Technologies
Engineering, Ltd. 31,266
68,500 Singapore Telecommunications,
Ltd. 121,855
16,500 Suntec Real Estate Investment Trust 16,855
9,900 United Overseas Bank, Ltd. 144,657
3,900 United Overseas Land, Ltd. 19,175
2,300 Venture Corporation, Ltd. 26,879
16,100 Wilmar International, Ltd. 47,620
21,700 Yangzijiang Shipbuilding Holdings,
Ltd. 14,608
Total 1,238,521
Spain (2.4%)
2,142 ACS Actividades de Construccion y
Servicios SA 55,047
2,142 ACS Actividades de Construccion y
Servicios SA Rights
a
3,342
566 Aena SA
b
75,697
3,616 Amadeus IT Holding SA 189,847
55,908 Banco Bilbao Vizcaya Argentaria
SA 192,489
139,337 Banco Santander SA 340,881
5,653 Bankinter SA 27,095
30,091 CaixaBank SA 64,373
2,100 Cellnex Telecom SA
b
128,263
2,087 Enagas SA 51,055
2,663 Endesa SA 66,059
4,132 Ferrovial SA 110,448
2,501 Grifols SA 76,050
48,700 Iberdrola SA 568,554
9,146 Industria de Diseno Textil SA 242,674
9,037 Mapfre SA 16,137
2,475 Naturgy Energy Group SA 46,205
3,629 Red Electrica Corporacion SA 67,897
11,818 Repsol SA 104,423
11,818 Repsol SA Rights
a
5,753
1,999 Siemens Gamesa Renewable
Energy SA
a
35,592
39,181 Telefonica SA 187,393
39,181 Telefonica SA Rights
a
7,708
Total 2,662,982

International Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
119
Shares Common Stock (98.7%) Value
Supranational (0.1%)
1,160 Unibail - Rodamco -Westfield $ 65,385
Total 65,385
Sweden (2.9%)
1,330 AB Industrivarden
a
30,316
2,638 Alfa Laval AB 58,195
8,404 Assa Abloy AB 172,009
5,630 Atlas Copco AB, Class A 239,756
3,272 Atlas Copco AB, Class B 121,581
2,293 Boliden AB 52,593
1,891 Electrolux AB 31,816
5,526 Epiroc AB, Class A 69,243
3,270 Epiroc AB, Class B 40,159
1,998 EQT AB 36,025
5,085 Essity Aktiebolag
a
164,863
1,066 Evolution Gaming Group AB
b
63,316
6,736 Hennes & Mauritz AB 98,321
2,360 Hexagon AB
a
138,592
3,504 Husqvarna AB 28,838
843 ICA Gruppen AB 40,071
1,241 Investment AB Latour 22,532
3,819 Investor AB 202,590
2,028 Kinnevik AB 53,534
637 L E Lundbergforetagen AB
a
29,037
1,558 Lundin Energy AB 38,024
2,615 NIBE Industrier AB
a
58,000
9,466 Sandvik AB
a
178,205
2,625 Securitas AB
a
35,496
13,646 Skandinaviska Enskilda Banken
AB
a
118,455
2,852 Skanska AB 58,224
3,192 SKF AB 59,670
5,080 Svenska Cellulosa AB SCA 60,763
13,045 Svenska Handelsbanken AB
a
123,866
7,593 Swedbank AB 97,501
1,425 Swedish Match AB 100,542
4,187 Tele2 AB 55,737
24,473 Telefonaktiebolaget LM Ericsson 226,854
21,177 Telia Company AB 79,227
12,466 Volvo AB 196,151
Total 3,180,102
Switzerland (10.5%)
15,452 ABB, Ltd. 350,497
1,301 Adecco SA 61,323
4,123 Alcon, Inc.
a
236,905
389 Baloise Holding AG 58,603
253 Banque Cantonale Vaudoise 24,638
25 Barry Callebaut AG 47,721
1 Chocoladefabriken Lindt and
Spruengli AG 86,257
1,670 Clariant AG
a
32,867
1,676 Coca-Cola HBC AG 41,955
4,377 Compagnie Financiere Richemont
SA 282,318
20,360 Credit Suisse Group AG 211,843
69 EMS-CHEMIE Holding AG 53,606
1,890 Ferguson plc 154,538
311 Geberit AG 156,040
77 Givaudan SA 287,824
83,790 Glencore Xstrata plc 178,489
1,877 Julius Baer Group, Ltd. 78,829
453 Kuehne & Nagel International AG
a
75,455
4,390 LafargeHolcim , Ltd. 193,406
Shares Common Stock (98.7%) Value
Switzerland (10.5%) - continued
9 Lindt & Spruengli AG $ 74,334
1,379 Logitech International SA 90,365
624 Lonza Group AG 330,531
24,953 Nestle SA 2,766,555
18,013 Novartis AG 1,569,312
157 Partners Group Holding AG 142,979
5,891 Roche Holding AG 2,040,934
169 Schindler Holding AG 40,065
341 Schindler Holding AG, Participation
Certificate 80,701
51 SGS SA 124,932
1,189 Sika AG 229,207
462 Sonova Holding AG
a
92,481
87 Straumann Holding AG 75,210
243 Swatch Group AG, Bearer Shares 48,500
441 Swatch Group AG, Registered
Shares 17,342
268 Swiss Life Holding AG 99,701
637 Swiss Prime Site AG 59,092
2,471 Swiss Re AG 191,588
217 Swisscom AG 113,795
549 Temenos AG 85,328
30,739 UBS Group AG 355,007
382 Vifor Pharma AG 57,792
1,254 Zurich Insurance Group AG 444,330
Total 11,743,195
United Kingdom (13.2%)
8,159 3i Group plc 84,013
1,601 Admiral Group plc 45,403
10,299 Anglo American plc 237,424
3,306 Antofagasta plc 38,265
3,780 Ashtead Group plc 127,510
2,987 Associated British Foods plc 70,625
11,002 AstraZeneca plc 1,145,023
8,100 Auto Trader Group plc
b
52,737
542 Aveva Group plc 27,481
32,882 Aviva plc 111,449
26,881 BAE Systems plc 160,733
145,267 Barclays plc 204,942
8,538 Barratt Developments plc 52,475
1,056 Berkeley Group Holdings plc 54,384
17,709 BHP Group plc 362,379
169,817 BP plc 650,574
19,234 British American Tobacco plc 737,676
7,381 British Land Company plc 35,307
74,573 BT Group plc 105,464
2,824 Bunzl plc 75,748
3,393 Burberry Group plc 67,046
1,721 Coca-Cola European Partners plc 64,985
14,956 Compass Group plc 205,771
1,081 Croda International plc 70,212
19,595 Diageo plc 651,284
11,529 Direct Line Insurance Group plc 38,657
4,261 Evraz plc 15,097
42,061 GlaxoSmithKline plc 849,616
3,183 Halma plc 90,684
2,784 Hargreaves Lansdown plc 56,142
1,448 Hikma Pharmaceuticals plc 39,735
170,323 HSBC Holdings plc 791,589
7,935 Imperial Brands plc 151,055
12,595 Informa plc 72,821
1,450 InterContinental Hotels Group plc 64,010
1,353 Intertek Group plc 91,126
30,377 ITV plc 28,075

International Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
120
Shares Common Stock (98.7%) Value
United Kingdom (13.2%) - continued
14,843 J Sainsbury plc $ 38,413
3,672 JD Sports Fashion plc 28,262
1,623 Johnson Matthey plc 42,269
17,693 Kingfisher plc 48,677
5,906 Land Securities Group plc 40,353
50,018 Legal & General Group plc 136,361
589,320 Lloyds TSB Group plc 227,336
2,639 London Stock Exchange Group plc 274,442
21,799 M&G plc 45,264
40,735 Melrose Industries plc 57,418
4,071 Mondi plc 76,148
29,416 National Grid plc 358,886
1,115 Next plc 67,507
3,875 Ocado Group plc
a
97,380
6,437 Pearson plc 45,824
2,674 Persimmon plc 75,678
21,811 Prudential plc 328,649
5,951 Reckitt Benckiser Group plc 547,481
16,211 RELX plc 375,215
15,506 Rentokil Initial plc 98,047
9,405 Rio Tinto plc 529,279
16,191 Rolls-Royce Holdings plc 57,164
40,561 Royal Bank Of Scotland Group plc 60,892
34,511 Royal Dutch Shell plc, Class A 552,563
31,225 Royal Dutch Shell plc, Class B 473,379
8,650 RSA Insurance Group plc 43,807
9,152 Sage Group plc 75,970
1,042 Schroders plc 38,030
9,884 SEGRO plc 109,316
1,995 Severn Trent plc 61,054
7,333 Smith & Nephew plc 136,640
3,322 Smiths Group plc 58,075
618 Spirax-Sarco Engineering plc 76,082
8,636 SSE plc 146,234
4,486 St. James's Place plc 52,748
22,779 Standard Chartered plc 123,480
19,524 Standard Life Aberdeen plc 64,696
30,531 Taylor Wimpey plc 53,887
82,115 Tesco plc 230,961
9,798 Unilever plc 528,513
5,717 United Utilities Group plc 64,240
224,468 Vodafone Group plc 356,849
2,363 Whitbread plc 65,012
20,165 William Morrison Supermarkets plc 47,503
Total 14,743,501
Total Common Stock
(cost $99,841,302) 109,812,336
Shares Preferred Stock ( 0.4% )
Germany (0.4%)
477 Bayerische Motoren Werke AG 23,171
1,494 Henkel AG & Company KGaA 139,380
1,556 Volkswagen AG
a
236,511
Total 399,062
Total Preferred Stock
(cost $362,016) 399,062
Shares or
Principal
Amount Short-Term Investments ( 0.8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.140%,  8/19/2020
d,e
$ 199,959
Thrivent Core Short-Term Reserve
Fund
69,119 0.750% 691,880
Total Short-Term Investments
(cost $891,842) 891,839
Total Investments (cost
$101,095,160) 99.9% $111,103,237
Other Assets and Liabilities,
Net 0.1% 124,434
Total Net Assets 100.0% $111,227,671
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $1,707,340 or 1.5% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
121
Shares Common Stock ( 99.6% ) Value
Communications Services (10.0%)
35,333 Activision Blizzard, Inc. $ 2,681,775
13,760 Alphabet, Inc., Class A
a
19,512,368
13,412 Alphabet, Inc., Class C
a
18,959,337
326,735 AT&T, Inc. 9,877,199
45,296 CenturyLink, Inc. 454,319
6,911 Charter Communications, Inc.
a
3,524,886
208,868 Comcast Corporation 8,141,675
7,338 Discovery, Inc., Class A
a,b
154,832
14,507 Discovery, Inc., Class C
a
279,405
11,792 DISH Network Corporation
a
406,942
13,239 Electronic Arts, Inc.
a
1,748,210
110,267 Facebook, Inc.
a
25,038,328
15,713 Fox Corporation, Class A 421,423
7,303 Fox Corporation, Class B 196,012
17,867 Interpublic Group of Companies,
Inc. 306,598
6,515 Live Nation Entertainment, Inc.
a
288,810
17,832 News Corporation, Class A 211,487
5,550 News Corporation, Class B 66,322
9,826 Omnicom Group, Inc. 536,500
5,225 Take-Two Interactive Software,
Inc.
a
729,253
26,132 T-Mobile US, Inc.
a
2,721,648
35,981 Twitter, Inc.
a
1,071,874
189,758 Verizon Communications, Inc. 10,461,358
24,790 ViacomCBS , Inc. 578,103
82,831 Walt Disney Company 9,236,485
Total 117,605,149
Consumer Discretionary (11.6%)
3,169 Advance Auto Parts, Inc. 451,424
19,213 Amazon.com, Inc.
a
53,005,209
12,292 Aptiv plc 957,793
1,071 AutoZone, Inc.
a
1,208,216
10,424 Best Buy Company, Inc. 909,702
1,877 Booking Holdings, Inc.
a
2,988,822
9,507 BorgWarner, Inc. 335,597
7,463 CarMax, Inc.
a
668,312
21,725 Carnival Corporation
b
356,724
1,177 Chipotle Mexican Grill, Inc.
a
1,238,628
15,171 D.R. Horton, Inc. 841,232
5,945 Darden Restaurants, Inc. 450,453
11,543 Dollar General Corporation 2,199,057
10,879 Dollar Tree, Inc.
a
1,008,266
1,794 Domino's Pizza, Inc. 662,775
30,290 eBay, Inc. 1,588,710
6,212 Expedia Group, Inc. 510,626
179,128 Ford Motor Company 1,089,098
9,698 Gap, Inc. 122,389
6,657 Garmin, Ltd. 649,057
57,751 General Motors Company 1,461,100
6,622 Genuine Parts Company 575,849
8,826 H&R Block, Inc. 126,035
15,960 Hanesbrands, Inc. 180,188
5,843 Hasbro, Inc. 437,933
12,715 Hilton Worldwide Holdings, Inc. 933,917
49,321 Home Depot, Inc. 12,355,404
7,233 Kohl's Corporation 150,229
10,702 L Brands, Inc. 160,209
15,403 Las Vegas Sands Corporation 701,453
6,067 Leggett & Platt, Inc. 213,255
12,593 Lennar Corporation 775,981
13,968 LKQ Corporation
a
365,962
34,623 Lowe's Companies, Inc. 4,678,260
12,342 Marriott International, Inc. 1,058,080
Shares Common Stock (99.6%) Value
Consumer Discretionary (11.6%) - continued
34,098 McDonald's Corporation $ 6,290,058
22,618 MGM Resorts International 379,982
2,728 Mohawk Industries, Inc.
a
277,601
20,168 Netflix, Inc.
a
9,177,247
17,503 Newell Brands, Inc. 277,948
56,864 NIKE, Inc. 5,575,515
11,755 Norwegian Cruise Line Holdings,
Ltd.
a,b
193,135
158 NVR, Inc.
a
514,882
3,404 O'Reilly Automotive, Inc.
a
1,435,365
11,559 PulteGroup, Inc. 393,353
3,253 PVH Corporation 156,307
2,191 Ralph Lauren Corporation 158,891
16,297 Ross Stores, Inc. 1,389,156
7,874 Royal Caribbean Cruises, Ltd.
b
396,062
53,566 Starbucks Corporation 3,941,922
12,577 Tapestry, Inc. 167,023
22,929 Target Corporation 2,749,875
5,008 Tiffany & Company 610,676
54,932 TJX Companies, Inc. 2,777,362
5,303 Tractor Supply Company 698,882
2,582 Ulta Beauty, Inc.
a
525,230
8,578 Under Armour , Inc., Class A
a
83,550
9,012 Under Armour , Inc., Class C
a
79,666
14,622 VF Corporation 891,065
2,851 Whirlpool Corporation 369,290
4,452 Wynn Resorts, Ltd. 331,629
13,802 Yum! Brands, Inc. 1,199,532
Total 136,457,149
Consumer Staples (6.9%)
85,220 Altria Group, Inc. 3,344,885
25,474 Archer-Daniels-Midland Company 1,016,413
8,363 Brown-Forman Corporation 532,389
7,760 Campbell Soup Company 385,129
11,276 Church & Dwight Company, Inc. 871,635
5,737 Clorox Company 1,258,526
177,258 Coca-Cola Company 7,919,887
39,278 Colgate-Palmolive Company 2,877,506
22,336 Conagra Brands, Inc. 785,557
7,702 Constellation Brands, Inc. 1,347,465
20,247 Costco Wholesale Corporation 6,139,093
13,472 Coty, Inc. 60,220
10,307 Estee Lauder Companies, Inc. 1,944,725
27,796 General Mills, Inc. 1,713,623
6,760 Hershey Company 876,231
12,852 Hormel Foods Corporation 620,366
5,229 J.M. Smucker Company 553,281
11,471 Kellogg Company 757,774
15,625 Kimberly-Clark Corporation 2,208,594
28,575 Kraft Heinz Company 911,257
36,053 Kroger Company 1,220,394
6,697 Lamb Weston Holdings, Inc. 428,139
5,670 McCormick & Company, Inc. 1,017,255
8,624 Molson Coors Beverage Company 296,321
65,460 Mondelez International, Inc. 3,346,970
17,144 Monster Beverage Corporation
a
1,188,422
63,627 PepsiCo, Inc. 8,415,307
71,406 Philip Morris International, Inc. 5,002,704
113,527 Procter & Gamble Company 13,574,423
23,278 Sysco Corporation 1,272,375
13,496 Tyson Foods, Inc. 805,846
33,791 Walgreens Boots Alliance, Inc. 1,432,400

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
122
Shares Common Stock (99.6%) Value
Consumer Staples (6.9%) - continued
64,933 Wal-Mart Stores, Inc. $ 7,777,675
Total 81,902,787
Energy (2.8%)
17,308 Apache Corporation 233,658
30,038 Baker Hughes Company 462,285
18,278 Cabot Oil & Gas Corporation 314,016
85,615 Chevron Corporation 7,639,427
9,020 Concho Resources, Inc. 464,530
49,179 ConocoPhillips 2,066,502
17,639 Devon Energy Corporation 200,026
7,237 Diamondback Energy, Inc. 302,651
26,691 EOG Resources, Inc. 1,352,166
193,895 Exxon Mobil Corporation 8,670,984
40,230 Halliburton Company 522,185
11,972 Hess Corporation 620,269
6,830 HollyFrontier Corporation 199,436
89,187 Kinder Morgan, Inc. 1,352,967
36,242 Marathon Oil Corporation 221,801
29,819 Marathon Petroleum Corporation 1,114,634
17,803 National Oilwell Varco, Inc. 218,087
21,998 Noble Energy, Inc. 197,102
41,273 Occidental Petroleum Corporation 755,296
20,173 ONEOK, Inc. 670,147
20,025 Phillips 66 1,439,798
7,550 Pioneer Natural Resources
Company 737,635
63,642 Schlumberger, Ltd. 1,170,376
19,154 TechnipFMC plc 131,013
18,696 Valero Energy Corporation 1,099,699
55,634 Williams Companies, Inc. 1,058,159
Total 33,214,849
Financials (10.0%)
32,903 Aflac, Inc. 1,185,495
14,405 Allstate Corporation 1,397,141
30,269 American Express Company 2,881,609
39,497 American International Group, Inc. 1,231,516
5,610 Ameriprise Financial, Inc. 841,724
10,597 Aon plc 2,040,982
8,696 Arthur J. Gallagher & Company 847,773
2,735 Assurant, Inc. 282,498
358,058 Bank of America Corporation 8,503,877
36,950 Bank of New York Mellon
Corporation 1,428,117
89,154 Berkshire Hathaway, Inc.
a
15,914,881
7,074 BlackRock, Inc. 3,848,893
20,879 Capital One Financial Corporation 1,306,817
5,031 Cboe Global Markets, Inc. 469,292
52,543 Charles Schwab Corporation 1,772,801
20,698 Chubb, Ltd. 2,620,781
6,925 Cincinnati Financial Corporation 443,408
95,467 Citigroup, Inc. 4,878,364
19,564 Citizens Financial Group, Inc. 493,795
16,444 CME Group, Inc. 2,672,808
6,376 Comerica, Inc. 242,926
14,046 Discover Financial Services 703,564
10,137 E*TRADE Financial Corporation 504,113
1,834 Everest Re Group, Ltd. 378,171
32,647 Fifth Third Bancorp 629,434
7,863 First Republic Bank 833,399
12,713 Franklin Resources, Inc. 266,592
14,193 Goldman Sachs Group, Inc. 2,804,821
Shares Common Stock (99.6%) Value
Financials (10.0%) - continued
16,428 Hartford Financial Services Group,
Inc. $ 633,299
46,510 Huntington Bancshares, Inc. 420,218
25,094 Intercontinental Exchange, Inc. 2,298,610
17,256 Invesco, Ltd. 185,675
139,729 J.P. Morgan Chase & Company 13,142,910
44,730 KeyCorp 544,811
8,861 Lincoln National Corporation 325,996
11,099 Loews Corporation 380,585
5,882 M&T Bank Corporation 611,552
1,738 MarketAxess Holdings, Inc. 870,599
23,398 Marsh & McLennan Companies,
Inc. 2,512,243
35,377 MetLife, Inc. 1,291,968
7,395 Moody's Corporation 2,031,628
54,914 Morgan Stanley 2,652,346
3,899 MSCI, Inc. 1,301,564
5,267 Nasdaq, Inc. 629,248
9,541 Northern Trust Corporation 756,983
19,474 People's United Financial, Inc. 225,314
19,456 PNC Financial Services Group,
Inc. 2,046,966
11,680 Principal Financial Group, Inc. 485,187
26,840 Progressive Corporation 2,150,152
18,114 Prudential Financial, Inc. 1,103,143
5,593 Raymond James Financial, Inc. 384,966
43,967 Regions Financial Corporation 488,913
11,047 S&P Global, Inc. 3,639,766
16,140 State Street Corporation 1,025,697
2,362 SVB Financial Group
a
509,082
24,626 Synchrony Financial 545,712
10,435 T. Rowe Price Group, Inc. 1,288,722
4,491 Torchmark Corporation 333,367
11,594 Travelers Companies, Inc. 1,322,296
61,792 Truist Financial Corporation 2,320,290
62,858 U.S. Bancorp 2,314,432
9,328 Unum Group 154,751
6,475 W.R. Berkley Corporation 370,953
171,094 Wells Fargo & Company 4,380,006
5,904 Willis Towers Watson plc 1,162,793
7,514 Zions Bancorporations NA 255,476
Total 118,523,811
Health Care (14.6%)
81,115 Abbott Laboratories 7,416,344
80,817 AbbVie, Inc. 7,934,613
2,058 ABIOMED, Inc.
a
497,131
14,160 Agilent Technologies, Inc. 1,251,319
10,127 Alexion Pharmaceuticals, Inc.
a
1,136,654
3,287 Align Technology, Inc.
a
902,084
6,809 AmerisourceBergen Corporation 686,143
26,976 Amgen, Inc. 6,362,559
11,557 Anthem, Inc. 3,039,260
23,334 Baxter International, Inc. 2,009,057
13,522 Becton, Dickinson and Company 3,235,409
7,483 Biogen, Inc.
a
2,002,077
980 Bio-Rad Laboratories, Inc.
a
442,460
65,516 Boston Scientific Corporation
a
2,300,267
103,761 Bristol-Myers Squibb Company 6,101,147
13,390 Cardinal Health, Inc. 698,824
26,557 Centene Corporation
a
1,687,697
13,957 Cerner Corporation 956,752
16,921 Cigna Holding Company 3,175,226
2,253 Cooper Companies, Inc. 639,041
59,940 CVS Health Corporation 3,894,302

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
123
Shares Common Stock (99.6%) Value
Health Care (14.6%) - continued
28,856 Danaher Corporation $ 5,102,606
3,910 DaVita, Inc.
a
309,437
10,046 Dentsply Sirona, Inc. 442,627
4,233 Dexcom , Inc.
a
1,716,058
28,416 Edwards Lifesciences Corporation
a
1,963,830
38,621 Eli Lilly and Company 6,340,796
57,505 Gilead Sciences, Inc. 4,424,435
12,076 HCA Healthcare, Inc. 1,172,097
6,546 Henry Schein, Inc.
a
382,221
11,841 Hologic , Inc.
a
674,937
6,063 Humana, Inc. 2,350,928
3,895 IDEXX Laboratories, Inc.
a
1,285,973
6,741 Illumina, Inc.
a
2,496,529
8,274 Incyte Corporation
a
860,248
5,348 Intuitive Surgical, Inc.
a
3,047,451
8,144 IQVIA Holding, Inc.
a
1,155,471
120,816 Johnson & Johnson 16,990,354
4,457 Laboratory Corporation of America
Holdings
a
740,352
7,422 McKesson Corporation 1,138,683
61,498 Medtronic plc 5,639,367
115,749 Merck & Company, Inc. 8,950,870
1,096 Mettler -Toledo International, Inc.
a
882,883
23,706 Mylan NV
a
381,192
5,108 PerkinElmer, Inc. 501,044
6,251 Perrigo Company plc 345,493
254,731 Pfizer, Inc. 8,329,704
6,139 Quest Diagnostics, Inc. 699,600
4,626 Regeneron Pharmaceuticals, Inc.
a
2,885,005
6,634 ResMed , Inc. 1,273,728
3,896 STERIS plc 597,802
14,782 Stryker Corporation 2,663,569
2,129 Teleflex, Inc. 774,913
18,111 Thermo Fisher Scientific, Inc. 6,562,340
43,490 UnitedHealth Group, Inc. 12,827,376
3,562 Universal Health Services, Inc. 330,874
4,165 Varian Medical Systems, Inc.
a
510,296
11,890 Vertex Pharmaceuticals, Inc.
a
3,451,786
2,839 Waters Corporation
a
512,156
3,372 West Pharmaceutical Services,
Inc. 766,017
9,483 Zimmer Biomet Holdings, Inc. 1,131,891
21,780 Zoetis, Inc. 2,984,731
Total 171,966,036
Industrials (8.5%)
26,377 3M Company 4,114,548
6,195 A.O. Smith Corporation 291,908
5,614 Alaska Air Group, Inc. 203,564
4,235 Allegion plc 432,902
22,791 American Airlines Group, Inc.
b
297,878
10,521 AMETEK, Inc. 940,262
17,656 Arconic , Inc. 279,848
24,585 Boeing Company 4,506,430
6,166 C.H. Robinson Worldwide, Inc. 487,484
37,337 Carrier Global Corporation 829,628
24,820 Caterpillar, Inc. 3,139,730
3,865 Cintas Corporation 1,029,481
9,474 Copart , Inc.
a
788,900
34,318 Corteva , Inc. 919,379
35,102 CSX Corporation 2,448,013
6,765 Cummins, Inc. 1,172,104
14,352 Deere & Company 2,255,417
26,032 Delta Air Lines, Inc. 730,198
6,601 Dover Corporation 637,393
Shares Common Stock (99.6%) Value
Industrials (8.5%) - continued
18,343 Eaton Corporation plc $ 1,604,646
27,399 Emerson Electric Company 1,699,560
5,566 Equifax, Inc. 956,684
7,632 Expeditors International of
Washington, Inc. 580,337
26,268 Fastenal Company 1,125,321
11,022 FedEx Corporation 1,545,505
5,964 Flowserve Corporation 170,093
13,594 Fortive Corporation 919,770
6,407 Fortune Brands Home and
Security, Inc. 409,600
10,655 General Dynamics Corporation 1,592,496
401,120 General Electric Company 2,739,650
32,185 Honeywell International, Inc. 4,653,629
1,856 Huntington Ingalls Industries, Inc. 323,853
3,457 IDEX Corporation 546,344
18,277 IHS Markit , Ltd. 1,379,914
13,184 Illinois Tool Works, Inc. 2,305,222
15,856 Ingersoll - Rand, Inc.
a
445,871
5,966 Jacobs Engineering Group, Inc. 505,917
3,869 JB Hunt Transport Services, Inc. 465,595
34,112 Johnson Controls International plc 1,164,584
4,357 Kansas City Southern 650,457
9,899 L3Harris Technologies, Inc. 1,679,563
24,084 Linde Public Limited Company 5,108,457
11,314 Lockheed Martin Corporation 4,128,705
12,095 Masco Corporation 607,290
16,347 Nielsen Holdings plc 242,916
11,748 Norfolk Southern Corporation 2,062,596
7,109 Northrop Grumman Corporation 2,185,591
4,327 Old Dominion Freight Line, Inc. 733,816
18,668 Otis Worldwide Corporation 1,061,462
15,854 PACCAR, Inc. 1,186,672
5,886 Parker-Hannifin Corporation 1,078,727
7,600 Pentair, Ltd. 288,724
6,312 Quanta Services, Inc. 247,620
67,446 Raytheon Technologies
Corporation 4,156,023
9,634 Republic Services, Inc. 790,470
5,255 Robert Half International, Inc. 277,622
5,311 Rockwell Automation, Inc. 1,131,243
6,463 Rollins, Inc. 273,967
4,787 Roper Industries, Inc. 1,858,601
2,500 Snap-On, Inc. 346,275
24,595 Southwest Airlines Company 840,657
7,068 Stanley Black & Decker, Inc. 985,138
1,681 Teledyne Technologies, Inc.
a
522,707
10,439 Textron, Inc. 343,547
10,969 Trane Technologies plc 976,022
2,306 TransDigm Group, Inc. 1,019,367
31,117 Union Pacific Corporation 5,260,951
11,587 United Airlines Holdings, Inc.
a,b
401,026
32,289 United Parcel Service, Inc. 3,589,891
3,304 United Rentals, Inc.
a
492,428
7,441 Verisk Analytics, Inc. 1,266,458
1,989 W.W. Grainger, Inc. 624,864
8,300 Wabtec Corporation 477,831
17,805 Waste Management, Inc. 1,885,728
8,250 Xylem, Inc. 535,920
Total 99,958,990
Information Technology (27.4%)
29,212 Accenture plc 6,272,401
22,094 Adobe, Inc.
a
9,617,739
53,708 Advanced Micro Devices, Inc.
a
2,825,578

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
124
Shares Common Stock (99.6%) Value
Information Technology (27.4%) - continued
7,441 Akamai Technologies, Inc.
a
$ 796,857
13,569 Amphenol Corporation 1,300,046
16,895 Analog Devices, Inc. 2,072,003
3,940 ANSYS, Inc.
a
1,149,416
186,836 Apple, Inc. 68,157,773
42,027 Applied Materials, Inc. 2,540,532
2,465 Arista Networks, Inc.
a
517,724
10,052 Autodesk, Inc.
a
2,404,338
19,708 Automatic Data Processing, Inc. 2,934,324
18,333 Broadcom, Ltd. 5,786,078
5,265 Broadridge Financial Solutions,
Inc. 664,390
12,803 Cadence Design Systems, Inc.
a
1,228,576
6,526 CDW Corporation 758,191
194,476 Cisco Systems, Inc. 9,070,361
5,321 Citrix Systems, Inc. 787,029
24,790 Cognizant Technology Solutions
Corporation 1,408,568
34,806 Corning, Inc. 901,475
11,668 DXC Technology Company 192,522
2,793 F5 Networks, Inc.
a
389,568
28,332 Fidelity National Information
Services, Inc. 3,799,038
25,789 Fiserv, Inc.
a
2,517,522
3,843 FleetCor Technologies, Inc.
a
966,630
6,000 FLIR Systems, Inc. 243,420
6,153 Fortinet, Inc.
a
844,622
4,089 Gartner, Inc.
a
496,118
13,716 Global Payments, Inc. 2,326,508
58,979 Hewlett Packard Enterprise
Company 573,866
65,574 HP, Inc. 1,142,955
194,161 Intel Corporation 11,616,653
40,717 International Business Machines
Corporation 4,917,392
11,958 Intuit, Inc. 3,541,840
1,629 IPG Photonics Corporation
a
261,275
3,507 Jack Henry & Associates, Inc. 645,393
15,195 Juniper Networks, Inc. 347,358
8,577 Keysight Technologies, Inc.
a
864,390
7,110 KLA-Tencor Corporation 1,382,753
6,657 Lam Research Corporation 2,153,273
6,123 Leidos Holdings, Inc. 573,541
40,529 MasterCard, Inc. 11,984,425
12,227 Maxim Integrated Products, Inc. 741,078
11,250 Microchip Technology, Inc. 1,184,738
51,002 Micron Technology, Inc.
a
2,627,623
347,758 Microsoft Corporation 70,772,231
7,799 Motorola Solutions, Inc. 1,092,874
10,143 NetApp, Inc. 450,045
24,850 NortonLifeLock , Inc. 492,776
28,209 NVIDIA Corporation 10,716,881
95,446 Oracle Corporation 5,275,300
14,640 Paychex, Inc. 1,108,980
2,212 Paycom Software, Inc.
a
685,123
53,844 PayPal Holdings, Inc.
a
9,381,240
5,261 Qorvo , Inc.
a
581,498
51,586 QUALCOMM, Inc. 4,705,159
41,318 Salesforce.com, Inc.
a
7,740,101
10,356 Seagate Technology plc 501,334
8,745 ServiceNow , Inc.
a
3,542,250
7,651 Skyworks Solutions, Inc. 978,257
6,915 Synopsys, Inc.
a
1,348,425
15,126 TE Connectivity, Ltd. 1,233,525
42,087 Texas Instruments, Inc. 5,343,786
Shares Common Stock (99.6%) Value
Information Technology (27.4%) - continued
1,823 Tyler Technologies, Inc.
a
$ 632,362
4,663 VeriSign, Inc.
a
964,448
77,367 Visa, Inc. 14,944,983
13,744 Western Digital Corporation 606,798
18,843 Western Union Company 407,386
8,398 Xerox Holdings Corporation 128,405
11,151 Xilinx, Inc. 1,097,147
2,435 Zebra Technologies Corporation
a
623,238
Total 322,882,452
Materials (2.0%)
10,128 Air Products and Chemicals, Inc. 2,445,507
4,876 Albemarle Corporation
b
376,476
72,200 Amcor plc 737,162
3,820 Avery Dennison Corporation 435,824
14,950 Ball Corporation 1,038,876
5,422 Celanese Corporation 468,135
9,804 CF Industries Holdings, Inc. 275,885
33,968 Dow, Inc. 1,384,536
33,650 DuPont de Nemours, Inc. 1,787,825
6,232 Eastman Chemical Company 433,996
11,340 Ecolab, Inc. 2,256,093
5,936 FMC Corporation 591,344
66,584 Freeport-McMoRan, Inc. 770,377
4,900 International Flavors & Fragrances,
Inc.
b
600,054
18,024 International Paper Company 634,625
11,783 LyondellBasell Industries NV 774,379
2,849 Martin Marietta Materials, Inc. 588,518
15,936 Mosaic Company 199,359
36,805 Newmont Mining Corporation 2,272,341
13,820 Nucor Corporation 572,286
4,349 Packaging Corporation of America 434,030
10,819 PPG Industries, Inc. 1,147,463
7,138 Sealed Air Corporation 234,483
3,706 Sherwin-Williams Company 2,141,512
6,073 Vulcan Materials Company 703,557
11,889 WestRock Company 335,983
Total 23,640,626
Real Estate (2.8%)
5,787 Alexandria Real Estate Equities,
Inc. 938,941
20,329 American Tower Corporation 5,255,860
6,827 Apartment Investment &
Management Company 256,968
6,454 AvalonBay Communities, Inc. 998,047
6,626 Boston Properties, Inc. 598,858
15,370 CBRE Group, Inc.
a
695,031
19,111 Crown Castle International
Corporation 3,198,226
12,304 Digital Realty Trust, Inc. 1,748,521
16,893 Duke Realty Corporation 597,843
4,059 Equinix , Inc. 2,850,636
16,041 Equity Residential 943,532
3,000 Essex Property Trust, Inc. 687,510
5,920 Extra Space Storage, Inc. 546,830
3,226 Federal Realty Investment Trust 274,887
24,684 Healthpeak Properties, Inc. 680,291
32,328 Host Hotels & Resorts, Inc. 348,819
13,202 Iron Mountain, Inc. 344,572
19,835 Kimco Realty Corporation 254,681
5,244 Mid-America Apartment
Communities, Inc. 601,330

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
125
Shares Common Stock (99.6%) Value
Real Estate (2.8%) - continued
33,870 Prologis, Inc. $ 3,161,087
6,893 Public Storage, Inc. 1,322,698
15,748 Realty Income Corporation 937,006
7,779 Regency Centers Corporation 356,978
5,119 SBA Communications Corporation 1,525,052
14,021 Simon Property Group, Inc. 958,756
3,510 SL Green Realty Corporation 173,008
13,523 UDR, Inc. 505,490
17,108 Ventas, Inc. 626,495
7,274 Vornado Realty Trust 277,940
19,145 Welltower , Inc. 990,754
34,219 Weyerhaeuser Company 768,559
Total 33,425,206
Utilities (3.0%)
30,491 AES Corporation 441,815
11,442 Alliant Energy Corporation 547,385
11,322 Ameren Corporation 796,616
22,726 American Electric Power
Company, Inc. 1,809,899
8,301 American Water Works Company,
Inc. 1,068,007
5,609 Atmos Energy Corporation 558,544
24,978 CenterPoint Energy, Inc. 466,339
13,125 CMS Energy Corporation 766,762
15,321 Consolidated Edison, Inc. 1,102,040
38,486 Dominion Energy, Inc. 3,124,293
8,833 DTE Energy Company 949,547
33,699 Duke Energy Corporation 2,692,213
17,331 Edison International, Inc. 941,247
9,179 Entergy Corporation 861,082
10,388 Evergy , Inc. 615,905
15,428 Eversource Energy 1,284,690
44,684 Exelon Corporation 1,621,582
24,843 FirstEnergy Corporation 963,412
22,445 NextEra Energy, Inc. 5,390,616
17,554 NiSource, Inc. 399,178
11,193 NRG Energy, Inc. 364,444
5,159 Pinnacle West Capital Corporation 378,103
35,254 PPL Corporation 910,963
23,187 Public Service Enterprise Group,
Inc. 1,139,873
13,415 Sempra Energy 1,572,640
48,424 Southern Company 2,510,784
14,465 WEC Energy Group, Inc. 1,267,857
24,077 Xcel Energy, Inc. 1,504,813
Total 36,050,649
Total Common Stock
(cost $648,020,928) 1,175,627,704
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
2,292,674 Thrivent Cash Management Trust 2,292,674
Total Collateral Held for
Securities Loaned
(cost $2,292,674) 2,292,674
Shares or
Principal
Amount Short-Term Investments ( 0.3% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.080%, 7/24/2020
c,d
$ 299,977
500,000 0.150%, 7/31/2020
c,d
499,950
Thrivent Core Short-Term Reserve
Fund
251,697 0.750% 2,519,486
Total Short-Term Investments
(cost $3,308,787) 3,319,413
Total Investments (cost
$653,622,389) 100.1% $1,181,239,791
Other Assets and Liabilities, Net
(0.1%) (1,531,793)
Total Net Assets 100.0% $1,179,707,998
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 2,443,102
Total lending $2,443,102
Gross amount payable upon return of
collateral for securities loaned $2,292,674
Net amounts due to counterparty
$(150,428)

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
126
Principal
Amount Long-Term Fixed Income ( 97.4% ) Value
Asset-Backed Securities (14.5%)
Ares XXXVII CLO, Ltd.
$ 3,400,000
2.389%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,b
$ 3,336,882
ARI Fleet Lease Trust
12,825
1.910%,  4/15/2026, Ser.
2017-A, Class A2
a
12,828
Assurant CLO III, Ltd.
4,500,000
2.365%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
a,b
4,393,332
Axis Equipment Finance
Receivables Trust
1,937,595
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,965,085
Bank of the West Auto Trust
1,176,720
2.110%,  1/15/2023, Ser.
2017-1, Class A3
a
1,185,458
BCC Funding XIV, LLC
584,174
2.960%,  6/20/2023, Ser.
2018-1A, Class A2
a
586,917
Benefit Street Partners CLO IV, Ltd.
4,950,000
2.385%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
4,897,867
BlueMountain CLO, Ltd.
2,972,094
2.365%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
2,938,298
1,000,000
2.135%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,b
969,723
Business Jet Securities, LLC
427,327
4.335%,  2/15/2033, Ser.
2018-1, Class A
a
429,491
CBAM, Ltd.
5,000,000
2.499%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
4,945,475
CCG Receivables Trust
630,478
2.500%,  6/16/2025, Ser.
2018-1, Class A2
a
633,705
Cedar Funding VI CLO, Ltd.
6,000,000
2.225%,  (LIBOR 3M +
1.090%), 10/20/2028, Ser.
2016-6A, Class AR
a,b
5,901,564
Commonbond Student Loan Trust
119,240
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
119,240
873,162
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
893,474
1,879,274
0.685%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
1,850,281
CoreVest American Finance Trust
1,879,024
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,936,556
Credit Acceptance Auto Loan Trust
1,964,307
3.470%,  5/17/2027, Ser.
2018-2A, Class A
a
1,988,522
Principal
Amount Long-Term Fixed Income (97.4%) Value
Asset-Backed Securities (14.5%) - continued
Deephaven Residential Mortgage
Trust
$ 1,701,631
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
a,b
$ 1,716,300
DRB Prime Student Loan Trust
556,155
2.085%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
a,b
558,901
Earnest Student Loan Program,
LLC
955,029
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
966,520
Edlinc Student Loan Funding Trust
53,051
4.324%,  (CMT 3M +
3.150%), 10/1/2025, Ser.
2012-A, Class AT
a,b
53,054
Education Funding Trust
3,905,834
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
3,933,113
Fifth Third Auto Trust
253,292
1.800%,  2/15/2022, Ser.
2017-1, Class A3 253,900
Freedom ABS Trust
2,127,740
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
2,124,063
Garrison BSL CLO, Ltd.
5,000,000
2.105%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-1A, Class A1
a,b
4,912,595
GM Financial Automobile Leasing
Trust
6,500,000
3.080%,  12/20/2022, Ser.
2019-1, Class A4 6,641,645
GoldenTree Loan Opportunities,
Ltd.
3,000,000
2.141%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,b
2,914,746
Golub Capital Partners, Ltd.
6,000,000
2.285%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,b
5,900,184
HSI Asset Securitization
Corporation Trust
1,117,336
0.555%,  (LIBOR 1M +
0.370%), 1/25/2036, Ser.
2006-OPT2, Class M1
b
1,118,548
Invitation Homes Trust
4,217,152
1.294%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
4,207,911
Marlette Funding Trust
113,913
3.200%,  9/15/2028, Ser.
2018-3A, Class A
a
113,843
1,676,765
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
1,692,392
National Collegiate Trust
1,324,787
0.480%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
1,277,527
Nationstar HECM Loan Trust
2,699,528
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,b
2,702,225

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
127
Principal
Amount Long-Term Fixed Income (97.4%) Value
Asset-Backed Securities (14.5%) - continued
Navient Private Education Loan
Trust
$ 1,394,613
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
a
$ 1,403,604
Navient Student Loan Trust
1,482,676
2.180%,  8/15/2068, Ser.
2019-FA, Class A1
a
1,489,446
2,504,712
0.785%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
2,494,495
1,767,022
0.935%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
1,763,804
Neuberger Berman CLO XIV, Ltd.
2,500,000
1.917%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,b
2,455,152
Neuberger Berman CLO, Ltd.
3,000,000
2.128%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,b
2,949,669
NextGear Floorplan Master Owner
Trust
4,000,000
2.560%,  10/17/2022, Ser.
2017-2A, Class A2
a
4,015,179
Northstar Education Finance, Inc.
823,587
0.885%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
794,912
NRZ Excess Spread-Collateralized
Notes Series
1,903,719
3.193%,  1/25/2023, Ser.
2018-PLS1, Class A
a
1,914,296
OZLM VIII, Ltd.
4,079,890
2.305%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,b
4,012,686
Pretium Mortgage Credit Partners,
LLC
3,247,495
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
a,c
3,220,038
Progress Residential Trust
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,101,748
2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,056,484
RCO Mortgage, LLC
5,671,766
4.458%,  10/25/2023, Ser.
2018-2, Class A1
a,c
5,682,710
Residential Asset Mortgage
Program Series Trust
387,123
0.475%,  (LIBOR 1M +
0.290%), 8/25/2036, Ser.
2006-RZ3, Class A3
b
386,707
SLM Student Loan Trust
2,694,545
0.585%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,492,114
19,413
0.705%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
19,410
Principal
Amount Long-Term Fixed Income (97.4%) Value
Asset-Backed Securities (14.5%) - continued
Small Business Lending Trust
$ 827,168
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
$ 802,291
1,467,527
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
1,415,210
SoFi Consumer Loan Program
Trust
2,189,882
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
2,218,610
791,662
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
800,056
SoFi Consumer Loan Program,
LLC
367,507
2.770%,  5/25/2026, Ser.
2017-3, Class A
a
369,671
459,693
3.060%,  9/25/2028, Ser.
2016-5, Class A
a
460,664
SoFi Professional Loan Program,
LLC
450,511
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
454,151
213,455
1.035%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,b
212,753
Sound Point CLO XX, Ltd.
4,000,000
2.091%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
3,842,072
THL Credit Wind River CLO, Ltd.
2,500,000
2.365%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,b
2,452,247
Upstart Securitization Trust
2,249,243
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
2,258,389
2,938,310
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
2,955,195
3,320,979
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
3,323,468
Vericrest Opportunity Loan
Transferee
3,522,946
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
a,c
3,524,220
Voya CLO, Ltd.
1,250,000
2.419%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,b
1,221,572
Total 146,635,188
Basic Materials (1.1%)
Air Products and Chemicals, Inc.
775,000 1.500%,  10/15/2025 801,422
Dow Chemical Company
1,500,000 3.150%,  5/15/2024
d
1,601,823
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,194,895
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 722,722
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,542,915

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
128
Principal
Amount Long-Term Fixed Income (97.4%) Value
Basic Materials (1.1%) - continued
Kinross Gold Corporation
$ 1,000,000 5.950%,  3/15/2024 $ 1,124,085
Mosaic Company
650,000 3.250%,  11/15/2022 665,340
Nucor Corporation
800,000 2.000%,  6/1/2025 830,584
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 798,201
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
a
1,051,312
Total 11,333,299
Capital Goods (2.0%)
Caterpillar Financial Services
Corporation
1,420,000 1.950%,  11/18/2022 1,469,206
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023
e
1,026,900
General Electric Company
795,000 3.450%,  5/15/2024 847,220
Honeywell International, Inc.
925,000 1.350%,  6/1/2025 949,875
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025
a
760,077
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 2,086,915
Otis Worldwide Corporation
1,875,000 2.056%,  4/5/2025
a
1,964,961
PACCAR Financial Corporation
1,150,000 2.650%,  4/6/2023 1,213,701
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,329,641
Roper Technologies, Inc.
500,000 2.800%,  12/15/2021 514,256
1,250,000 3.650%,  9/15/2023 1,358,900
750,000 2.350%,  9/15/2024 790,467
Siemens
Financieringsmaatschappij NV
2,000,000
0.931%,  (LIBOR 3M +
0.610%), 3/16/2022
a,b
2,007,660
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,128,087
Waste Management, Inc.
750,000 2.950%,  6/15/2024
d
767,800
WW Grainger, Inc.
875,000 1.850%,  2/15/2025 914,518
Total 20,130,184
Collateralized Mortgage Obligations (16.8%)
Angel Oak Mortgage Trust
1,456,211
2.531%,  1/26/2065, Ser.
2020-2, Class A1A
a,b
1,482,484
Angel Oak Mortgage Trust I, LLC
2,069,408
3.258%,  4/27/2048, Ser.
2018-1, Class A1
a,b
2,096,535
2,072,763
3.674%,  7/27/2048, Ser.
2018-2, Class A1
a,b
2,113,385
Antler Mortgage Trust
2,500,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
a
2,503,632
Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (16.8%) -
continued
$ 2,996,014
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
a
$ 3,002,356
Banc of America Funding Trust
384,532
3.441%,  1/25/2035, Ser.
2004-D, Class 4A1
b
347,305
1,535,799
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,568,749
Bear Stearns Adjustable Rate
Mortgage Trust
231,043
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
227,629
572,097
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
547,479
Bellemeade Re, Ltd.
4,500,000
2.845%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
a,b,f
4,500,000
BRAVO Residential Funding Trust
1,762,431
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,813,094
Cascade Funding Mortgage Trust
2,460,119
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
2,557,360
COLT Funding, LLC
691,275
3.470%,  7/27/2048, Ser.
2018-2, Class A1
a,b
697,592
1,557,785
2.764%,  8/25/2049, Ser.
2019-3, Class A1
a,b
1,576,469
Countrywide Alternative Loan Trust
250,662
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 236,127
275,245
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 257,086
Credit Suisse Mortgage Capital
Certificates
1,896,760
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
a,c
1,898,498
5,000,000
1.165%,  (LIBOR 1M +
0.980%), 5/15/2036, Ser.
2019-ICE4, Class A
a,b
4,953,000
4,691,607
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
a,b
4,759,490
Deephaven Residential Mortgage
Trust
3,948,565
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
a,b
3,990,160
Ellington Financial Mortgage Trust
1,286,234
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
a,b
1,316,199
1,400,000
2.006%,  6/25/2065, Ser.
2020-1, Class A1
a,b
1,403,421
Federal Home Loan Mortgage
Corporation - REMIC
1,688,200
3.000%,  8/15/2040, Ser.
4364, Class A 1,733,162
Federal National Mortgage
Association - REMIC
1,800,770
4.000%,  3/25/2029, Ser.
2012-74, Class V 1,883,072
621,645
3.000%,  1/25/2041, Ser.
2015-79, Class BA 629,550

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
129
Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (16.8%) -
continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 72,798
2.250%,  6/25/2025, Ser.
2010-58, Class PT $ 73,032
FWD Securitization Trust
3,208,470
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,b
3,282,422
GCAT Trust
3,214,407
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
a,c
3,250,394
Genworth Mortgage Insurance
Corporation
2,000,000
2.085%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,b
1,947,880
GMAC Mortgage Corporation
Loan Trust
47,243
0.685%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,g
49,024
277,966
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
285,358
GS Mortgage-Backed Securities
Trust
2,975,555
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
3,133,528
1,096,039
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,b
1,104,093
GSAA Home Equity Trust
844,141
4.549%,  8/25/2034, Ser.
2004-10, Class M2
c
892,944
Homeward Opportunities Fund I
Trust
3,899,823
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,b
3,967,065
J.P. Morgan Alternative Loan Trust
1,051,589
3.809%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
948,190
Legacy Mortgage Asset Trust
3,373,642
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
a
3,426,636
1,490,160
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,c
1,495,448
Long Beach Mortgage Loan Trust
751,530
1.055%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
b
749,914
Master Asset Securitization Trust
868,054
0.685%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
243,714
Merrill Lynch Mortgage Investors
Trust
246,528
1.370%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
245,203
Mortgage Equity Conversion Asset
Trust
2,689,152
0.670%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
2,531,992
Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (16.8%) -
continued
$ 2,646,723
0.640%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
$ 2,514,932
New Residential Mortgage, LLC
2,454,442
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
2,397,860
Oaktown Re II, Ltd.
84,082
1.735%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,b
83,657
Preston Ridge Partners Mortgage
Trust, LLC
1,024,833
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
a,c
1,029,214
1,975,692
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
a,c
1,990,804
3,559,033
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,b
3,530,969
2,819,790
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
a,c
2,820,313
1,866,690
2.981%,  2/25/2025, Ser.
2020-1A, Class A1
a,c
1,854,982
Pretium Mortgage Credit Partners,
LLC
3,757,576
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
a,c
3,718,427
Radnor RE, Ltd.
176,634
1.585%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,b
176,191
RCO Mortgage, LLC
3,631,869
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,c
3,624,957
3,014,199
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
a,b
3,145,131
Renaissance Home Equity Loan
Trust
1,143,810
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
c
531,984
Residential Asset Securitization
Trust
582,402
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 366,449
Residential Funding Mortgage
Security I Trust
292,132
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 278,361
Silver Hill Trust
4,143,413
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,b
4,210,142
Specialty Underwriting and
Residential Finance Trust
3,069,670
1.185%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
2,795,957
3,248,324
1.165%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
3,104,582
Stanwich Mortgage Loan Trust
3,070,297
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,c
3,081,658

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
130
Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (16.8%) -
continued
Starwood Mortgage Residential
Trust
$ 2,408,057
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
a,b
$ 2,483,667
3,000,000
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,b
3,000,558
Terwin Mortgage Trust
1,402,919
1.185%,  (LIBOR 1M +
1.000%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
1,354,862
Toorak Mortgage Corporation
3,500,000
4.336%,  8/25/2021, Ser.
2018-1, Class A1
a,c
3,501,293
5,250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,c
5,263,031
2,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,493,921
2,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,c
2,445,226
TVC Mortgage Trust
2,800,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
2,777,641
Vericrest Opportunity Loan
Transferee
2,383,551
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
a,c
2,350,295
1,340,502
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
a,c
1,340,762
2,500,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
a,c
2,407,238
3,267,737
3.327%,  11/26/2049, Ser.
2019-NPL9, Class A1A
a,c
3,262,012
2,000,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
a,c
1,945,804
2,481,412
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
a,c
2,474,797
Verus Securitization Trust
2,523,831
3.836%,  2/25/2059, Ser.
2019-1, Class A1
a,b
2,572,868
3,345,120
3.211%,  5/25/2059, Ser.
2019-2, Class A1
a,b
3,411,127
3,320,268
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,b
3,378,522
1,463,906
1.977%,  4/25/2060, Ser.
2020-INV1, Class A1
a,b
1,458,951
1,719,809
2.226%,  5/25/2060, Ser.
2020-2, Class A1
a,b
1,733,115
Wachovia Asset Securitization, Inc.
392,912
0.325%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,g
339,924
Wachovia Mortgage Loan Trust,
LLC
270,406
3.898%,  5/20/2036, Ser.
2006-A, Class 2A1
b
260,476
WaMu Mortgage Pass Through
Certificates
1,822,364
2.384%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
1,596,315
Total 168,829,646
Principal
Amount Long-Term Fixed Income (97.4%) Value
Commercial Mortgage-Backed Securities (0.5%)
Federal National Mortgage
Association - ACES
$ 1,779,230
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
$ 1,802,344
GSAA Home Equity Trust
1,025,868
2.135%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
1,049,742
Morgan Stanley BAML Trust
2,000,000
2.918%,  2/15/2046, Ser.
2013-C7, Class A4 2,056,477
Total 4,908,563
Communications Services (2.4%)
American Tower Corporation
2,200,000 3.450%,  9/15/2021 2,276,094
1,500,000 3.375%,  5/15/2024 1,627,606
AT&T, Inc.
1,000,000 3.200%,  3/1/2022 1,043,495
2,000,000
1.314%,  (LIBOR 3M +
0.890%), 2/15/2023
b
1,989,818
Charter Communications
Operating, LLC
1,875,000 4.500%,  2/1/2024 2,074,523
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
a
1,613,949
Crown Castle International
Corporation
250,000 3.400%,  2/15/2021 253,919
1,000,000 2.250%,  9/1/2021 1,008,372
1,000,000 3.200%,  9/1/2024 1,085,131
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023
d
1,103,115
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,046,750
940,000 3.050%,  4/7/2025 1,017,183
Omnicom Group, Inc.
1,242,000 3.625%,  5/1/2022 1,309,895
Sprint Corporation
1,160,000 7.125%,  6/15/2024 1,309,802
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025
a
2,071,038
Vodafone Group PLC
1,875,000 2.950%,  2/19/2023
d
1,973,926
Walt Disney Company
1,165,000 1.750%,  1/13/2026 1,198,607
Total 24,003,223
Consumer Cyclical (3.1%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 525,333
Amazon.com, Inc.
2,100,000 0.800%,  6/3/2025 2,112,006
American Honda Finance
Corporation
950,000 1.950%,  5/10/2023 977,826
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,140,812
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 840,882

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
131
Principal
Amount Long-Term Fixed Income (97.4%) Value
Consumer Cyclical (3.1%) - continued
Daimler Finance North America,
LLC
$ 875,000 1.750%,  3/10/2023
a
$ 881,331
1,000,000
1.396%,  (LIBOR 3M +
0.840%), 5/4/2023
a,b
965,402
Ford Motor Credit Company, LLC
1,000,000
1.627%,  (LIBOR 3M +
1.235%), 2/15/2023
b
887,631
General Motors Financial
Company, Inc.
1,900,000 3.950%,  4/13/2024 1,965,554
1,420,000 2.900%,  2/26/2025 1,414,338
925,000 2.750%,  6/20/2025 911,557
Harley-Davidson Financial
Services, Inc.
511,000 4.050%,  2/4/2022
a,d
526,712
Home Depot, Inc.
1,900,000 4.400%,  4/1/2021 1,938,662
Hyundai Capital Services, Inc.
1,000,000 3.000%,  3/6/2022
a
1,017,808
1,500,000 3.000%,  8/29/2022
a
1,532,488
Kohl's Corporation
1,090,000 9.500%,  5/15/2025 1,242,703
Lennar Corporation
990,000 4.875%,  12/15/2023 1,044,450
350,000 5.875%,  11/15/2024 382,462
Lowe's Companies, Inc.
700,000 4.000%,  4/15/2025 798,748
Ralph Lauren Corporation
700,000 1.700%,  6/15/2022 712,196
Starbucks Corporation
900,000 1.300%,  5/7/2022 912,183
Target Corporation
940,000 2.250%,  4/15/2025 1,005,539
TJX Companies, Inc.
1,175,000 3.500%,  4/15/2025 1,307,309
Toyota Motor Credit Corporation
925,000 1.800%,  2/13/2025 958,791
VF Corporation
900,000 2.050%,  4/23/2022 923,911
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
a
2,188,621
1,500,000 2.850%,  9/26/2024
a
1,578,275
Total 31,693,530
Consumer Non-Cyclical (5.3%)
Abbott Laboratories
1,263,000 2.550%,  3/15/2022 1,310,085
AbbVie, Inc.
1,900,000 2.300%,  11/21/2022
a
1,964,007
2,000,000 3.850%,  6/15/2024
a
2,196,167
1,920,000 3.600%,  5/14/2025 2,131,893
Altria Group, Inc.
2,000,000 3.800%,  2/14/2024 2,186,758
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,377,120
Anheuser-Busch InBev Finance,
Inc.
1,272,000 3.300%,  2/1/2023 1,345,300
Principal
Amount Long-Term Fixed Income (97.4%) Value
Consumer Non-Cyclical (5.3%) - continued
Anthem, Inc.
$ 1,025,000 2.375%,  1/15/2025 $ 1,086,277
Becton, Dickinson and Company
750,000
1.181%,  (LIBOR 3M +
0.875%), 12/29/2020
b
750,048
2,050,000 3.125%,  11/8/2021 2,102,904
Boston Scientific Corporation
1,840,000 3.450%,  3/1/2024 1,993,123
Bristol-Myers Squibb Company
2,000,000 3.625%,  5/15/2024
a
2,202,553
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,066,764
800,000 1.375%,  7/23/2023
a
813,805
Centene Corporation
1,050,000 5.375%,  8/15/2026
a
1,092,221
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,066,648
Coca-Cola Company
900,000 2.950%,  3/25/2025 991,737
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,935,333
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,037,089
500,000 3.200%,  2/15/2023 530,702
CVS Health Corporation
1,750,000 3.700%,  3/9/2023 1,880,364
1,000,000 4.000%,  12/5/2023 1,096,922
1,000,000 4.100%,  3/25/2025 1,130,421
Diageo Capital plc
600,000 1.375%,  9/29/2025 610,416
General Mills, Inc.
1,500,000
2.145%,  (LIBOR 3M +
1.010%), 10/17/2023
b
1,507,352
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,817,453
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,565,562
Mondelez International, Inc.
775,000 2.125%,  4/13/2023 802,693
Mylan NV
975,000 3.150%,  6/15/2021 995,383
Novartis Capital Corporation
2,100,000 1.750%,  2/14/2025 2,196,032
PepsiCo, Inc.
1,400,000 2.250%,  3/19/2025 1,497,536
Philip Morris International, Inc.
900,000 1.125%,  5/1/2023 915,417
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
1,977,969
Thermo Fisher Scientific, Inc.
700,000 4.133%,  3/25/2025 799,519
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,100,435
Upjohn, Inc.
700,000 1.650%,  6/22/2025
a
713,618
Zimmer Biomet Holdings, Inc.
1,500,000
1.066%,  (LIBOR 3M +
0.750%), 3/19/2021
b
1,499,739

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
132
Principal
Amount Long-Term Fixed Income (97.4%) Value
Consumer Non-Cyclical (5.3%) - continued
Zoetis, Inc.
$ 1,450,000 3.250%,  2/1/2023 $ 1,530,364
Total 53,817,729
Energy (3.4%)
BP Capital Markets America, Inc.
1,500,000
0.966%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,507,261
1,000,000 3.790%,  2/6/2024 1,094,594
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,402,795
Chevron Corporation
1,275,000 1.141%,  5/11/2023
d
1,296,960
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,814,918
Diamondback Energy, Inc.
950,000 2.875%,  12/1/2024 951,569
Encana Corporation
1,000,000 3.900%,  11/15/2021
d
997,551
Energy Transfer Operating, LP
1,660,000 4.200%,  9/15/2023 1,763,754
950,000 2.900%,  5/15/2025 972,774
EOG Resources, Inc.
1,025,000 2.625%,  3/15/2023 1,073,890
Equinor ASA
925,000 2.875%,  4/6/2025 997,191
Exxon Mobil Corporation
1,785,000
0.688%,  (LIBOR 3M +
0.370%), 3/6/2022
b
1,789,629
1,100,000 2.992%,  3/19/2025 1,196,627
Hess Corporation
2,000,000 3.500%,  7/15/2024 2,014,924
Marathon Oil Corporation
1,000,000 2.800%,  11/1/2022 1,001,049
Marathon Petroleum Corporation
1,325,000 3.400%,  12/15/2020 1,337,429
MPLX, LP
500,000 3.500%,  12/1/2022 520,952
1,500,000 4.875%,  6/1/2025 1,673,588
National Fuel Gas Company
325,000 5.500%,  1/15/2026 345,709
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,001,936
550,000 5.625%,  7/1/2024 522,515
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024
d
1,006,631
Petroleos Mexicanos
1,092,500 2.378%,  4/15/2025 1,130,614
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,077,940
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,614,720
Suncor Energy, Inc.
930,000 2.800%,  5/15/2023 971,314
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 780,993
Principal
Amount Long-Term Fixed Income (97.4%) Value
Energy (3.4%) - continued
Williams Partners, LP
$ 1,325,000 3.600%,  3/15/2022 $ 1,376,994
Total 34,236,821
Financials (16.9%)
AerCap Ireland Capital Designated
Activity Company and AerCap
Global Aviation Trust
1,000,000 3.300%,  1/23/2023 981,860
AerCap Ireland Capital, Ltd.
375,000 6.500%,  7/15/2025 392,862
American Express Credit
Corporation
850,000
1.363%,  (LIBOR 3M +
1.050%), 9/14/2020
b
850,993
American International Group, Inc.
1,150,000 3.300%,  3/1/2021 1,169,362
1,050,000 2.500%,  6/30/2025 1,110,993
Athene Global Funding
2,000,000
2.667%,  (LIBOR 3M +
1.230%), 7/1/2022
a,b
1,981,563
Australia and New Zealand
Banking Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,b
1,928,247
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
350,208
Banco Santander SA
800,000
2.431%,  (LIBOR 3M +
1.120%), 4/12/2023
b,d
788,040
Bank of America Corporation
500,000 2.816%,  7/21/2023
b
519,365
1,775,000 4.200%,  8/26/2024 1,969,623
1,000,000 3.458%,  3/15/2025
b
1,084,642
1,900,000 2.456%,  10/22/2025
b
1,998,851
1,275,000 1.319%,  6/19/2026
b
1,278,014
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,627,500
Bank of New York Mellon
Corporation
1,885,000 1.850%,  1/27/2023 1,949,190
900,000 1.600%,  4/24/2025 932,124
700,000 4.700%,  9/20/2025
b,h
728,000
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
909,255
Bank of Nova Scotia
1,175,000 1.950%,  2/1/2023
d
1,210,328
1,050,000 1.625%,  5/1/2023 1,074,790
935,000 4.900%,  6/4/2025
b,h
933,247
Barclays plc
1,250,000 3.250%,  1/12/2021 1,266,250
1,000,000 3.684%,  1/10/2023 1,037,829
2,000,000
1.766%,  (LIBOR 3M +
1.380%), 5/16/2024
b
1,981,711
BNP Paribas SA
960,000 2.819%,  11/19/2025
a,b
1,005,396
BPCE SA
1,000,000
1.578%,  (LIBOR 3M +
1.220%), 5/22/2022
a,b
1,004,972
950,000 2.375%,  1/14/2025
a
982,788
Branch Banking and Trust
Company
1,800,000 2.150%,  12/6/2024 1,892,464

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
133
Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (16.9%) - continued
Canadian Imperial Bank of
Commerce
$ 1,875,000 2.250%,  1/28/2025 $ 1,956,382
Capital One Bank USA NA
1,875,000 2.014%,  1/27/2023
b
1,901,155
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,631,226
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
b,h
427,328
Citigroup, Inc.
1,500,000
1.951%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,508,248
1,890,000 2.312%,  11/4/2022
b
1,930,267
1,800,000 4.000%,  8/5/2024 1,961,687
925,000 3.106%,  4/8/2026
b
991,743
CNA Financial Corporation
1,250,000 5.750%,  8/15/2021 1,317,428
Comerica, Inc.
750,000 3.700%,  7/31/2023 808,043
585,000 5.625%,  7/1/2025
b,h
593,658
Compass Bank
1,500,000 2.875%,  6/29/2022 1,534,578
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,b
1,625,505
Credit Agricole SA
935,000 1.907%,  6/16/2026
a,b
947,855
Credit Suisse AG
675,000 2.800%,  4/8/2022 701,018
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,635,390
990,000 7.500%,  12/11/2023
a,b,h
1,064,250
1,050,000 2.193%,  6/5/2026
a,b
1,063,122
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,669,234
Discover Bank
1,250,000 2.450%,  9/12/2024 1,310,950
Fifth Third Bancorp
1,185,000 2.875%,  10/1/2021 1,217,236
1,900,000 2.375%,  1/28/2025 2,002,740
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,367,239
First Republic Bank
940,000 1.912%,  2/12/2024
b
961,863
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,307,333
GE Capital Funding, LLC
875,000 3.450%,  5/15/2025
a
916,732
Goldman Sachs Group, Inc.
940,000 3.500%,  4/1/2025 1,030,717
1,915,000 3.272%,  9/29/2025
b
2,064,482
HCP, Inc.
1,175,000 4.250%,  11/15/2023 1,278,975
HSBC Holdings plc
1,325,000
2.873%,  (LIBOR 3M +
1.500%), 1/5/2022
b
1,344,043
2,000,000 3.262%,  3/13/2023
b
2,071,984
1,500,000 6.250%,  3/23/2023
b,h
1,496,100
Huntington Bancshares, Inc.
1,550,000 3.150%,  3/14/2021 1,575,811
Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (16.9%) - continued
ING Groep NV
$ 2,600,000
1.456%,  (LIBOR 3M +
1.150%), 3/29/2022
b
$ 2,618,807
500,000 4.625%,  1/6/2026
a
585,818
International Lease Finance
Corporation
1,560,000 5.875%,  8/15/2022 1,641,242
J.P. Morgan Chase & Company
1,250,000 5.300%,  8/1/2020
b,h
1,185,562
925,000 1.514%,  6/1/2024
b
939,958
1,750,000 3.875%,  9/10/2024 1,940,264
1,500,000
2.161%,  (LIBOR 3M +
0.850%), 1/10/2025
b
1,493,715
800,000 2.005%,  3/13/2026
b
827,957
900,000 2.083%,  4/22/2026
b
933,778
Kilroy Realty, LP
750,000 3.800%,  1/15/2023 774,617
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,088,776
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
b
1,545,010
2,000,000 2.907%,  11/7/2023
b
2,082,263
925,000 7.500%,  6/27/2024
b,h
959,502
350,000 4.582%,  12/10/2025 388,439
Macquarie Group, Ltd.
1,500,000
1.391%,  (LIBOR 3M +
1.020%), 11/28/2023
a,b
1,497,450
Mitsubishi UFJ Financial Group,
Inc.
1,121,000
1.373%,  (LIBOR 3M +
1.060%), 9/13/2021
b
1,130,107
1,400,000
1.278%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,408,570
875,000 2.193%,  2/25/2025 904,143
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
898,709
Mizuho Financial Group, Inc.
1,325,000
1.453%,  (LIBOR 3M +
1.140%), 9/13/2021
b
1,336,953
1,500,000 2.555%,  9/13/2025
b
1,562,797
Morgan Stanley
1,000,000
4.829%,  (LIBOR 3M +
3.610%), 7/15/2020
b,h
898,255
1,800,000 4.100%,  5/22/2023 1,945,421
750,000 2.720%,  7/22/2025
b
796,361
1,750,000 5.000%,  11/24/2025 2,044,016
National Bank of Canada
950,000 2.100%,  2/1/2023
d
976,819
National Securities Clearing
Corporation
1,350,000 1.200%,  4/23/2023
a
1,370,825
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,b
2,107,203
New York Life Global Funding
950,000 2.000%,  1/22/2025
a,d
997,635
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,971,064
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,035,050
1,000,000 2.400%,  10/1/2024 1,061,368

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
134
Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (16.9%) - continued
Peachtree Corners Funding Trust
$ 1,375,000 3.976%,  2/15/2025
a
$ 1,501,193
Realty Income Corporation
2,000,000 3.250%,  10/15/2022 2,094,899
Regions Financial Corporation
925,000 2.250%,  5/18/2025 967,615
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,186,314
Royal Bank of Canada
1,900,000 1.950%,  1/17/2023 1,959,355
900,000 1.600%,  4/17/2023 923,260
Royal Bank of Scotland Group plc
2,000,000
1.862%,  (LIBOR 3M +
1.470%), 5/15/2023
b
2,001,240
1,000,000 3.498%,  5/15/2023
b
1,038,241
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,040,923
350,000 3.450%,  6/2/2025 364,799
Santander UK Group Holdings plc
750,000 3.125%,  1/8/2021 759,241
Santander UK plc
950,000 2.100%,  1/13/2023 980,756
Simon Property Group, LP
1,390,000 2.500%,  9/1/2020 1,390,626
1,600,000 2.500%,  7/15/2021 1,614,710
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,839,279
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,070,558
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a,d
1,218,594
State Street Corporation
2,499,000
1.286%,  (LIBOR 3M +
0.900%), 8/18/2020
b
2,502,224
250,000 2.825%,  3/30/2023
a,b
259,407
1,415,000 2.354%,  11/1/2025
b
1,499,935
Sumitomo Mitsui Financial Group,
Inc.
1,700,000 2.448%,  9/27/2024 1,783,932
SunTrust Banks, Inc.
775,000 2.900%,  3/3/2021 786,758
Synchrony Financial
250,000 2.850%,  7/25/2022 254,281
1,485,000 4.250%,  8/15/2024 1,561,752
Synovus Bank
940,000 2.289%,  2/10/2023
b
951,692
Truist Financial Corporation
675,000 4.950%,  9/1/2025
b,h
690,188
U.S. Bank NA
1,800,000 2.050%,  1/21/2025
d
1,908,306
UBS AG
450,000 1.750%,  4/21/2022
a
458,496
USB Realty Corporation
95,000
2.366%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,h
75,763
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 2,047,306
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
503,750
Principal
Amount Long-Term Fixed Income (97.4%) Value
Financials (16.9%) - continued
Wells Fargo & Company
$ 750,000 3.450%,  2/13/2023
d
$ 796,790
1,500,000 3.750%,  1/24/2024 1,638,972
1,525,000 1.654%,  6/2/2024
b
1,549,696
1,890,000 2.406%,  10/30/2025
b
1,967,487
Westpac Banking Corporation
945,000 2.000%,  1/13/2023 978,364
500,000 2.000%,  1/16/2025
a
525,126
940,000 2.894%,  2/4/2030
b
956,009
Total 170,751,080
Foreign Government (0.2%)
Sinopec Group Overseas
Development 2018, Ltd.
2,050,000 2.150%,  5/13/2025
a
2,104,189
Total 2,104,189
Mortgage-Backed Securities (8.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,963,018 3.000%,  3/25/2050 2,068,944
Federal National Mortgage
Association
694,643 3.500%,  10/1/2048 732,009
818,457 3.500%,  8/1/2049 865,575
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
14,800,000 2.000%,  7/1/2035
e
15,307,016
21,750,000 2.500%,  7/1/2035
e
22,765,283
9,000,000 2.000%,  8/1/2035
e
9,293,906
15,762,000 3.000%,  8/1/2049
e
16,572,335
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,150,000 2.000%,  7/1/2050
e
1,176,279
9,203,000 2.500%,  7/1/2050
e
9,590,173
296,971
3.442%,  (LIBOR 12M +
1.481%), 1/1/2043
b
306,923
1,780,711 4.000%,  7/1/2048 1,885,584
2,600,000 3.500%,  7/1/2049
e
2,734,266
Total 83,298,293
Technology (2.4%)
Baidu, Inc.
880,000 3.075%,  4/7/2025 924,687
Broadcom Corporation
2,000,000 3.125%,  1/15/2025 2,136,390
Broadcom, Inc.
1,250,000 2.250%,  11/15/2023
a
1,291,515
Dell International, LLC/ EMC
Corporation
1,500,000 4.000%,  7/15/2024
a
1,616,930
340,000 5.850%,  7/15/2025
a
390,606
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,132,630
Global Payments, Inc.
875,000 2.650%,  2/15/2025 928,667
Hewlett Packard Enterprise
Company
1,750,000 3.500%,  10/5/2021 1,805,517

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
135
Principal
Amount Long-Term Fixed Income (97.4%) Value
Technology (2.4%) - continued
$ 950,000 4.450%,  10/2/2023
d
$ 1,038,114
Intel Corporation
900,000 3.400%,  3/25/2025 1,009,706
Intuit, Inc.
1,625,000 0.950%,  7/15/2025 1,626,396
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,074,553
Micron Technology, Inc.
1,050,000 2.497%,  4/24/2023 1,090,362
NXP Funding, LLC
425,000 2.700%,  5/1/2025
a
446,441
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,134,698
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,028,885
1,000,000 2.679%,  7/19/2024
a
1,060,253
Tencent Holdings, Ltd.
875,000 1.810%,  1/26/2026
a
884,818
Texas Instruments, Inc.
500,000 1.375%,  3/12/2025 513,286
Total System Services, Inc.
925,000 3.750%,  6/1/2023 997,483
VMware, Inc.
1,000,000 2.950%,  8/21/2022 1,034,446
Total 24,166,383
Transportation (2.2%)
Air Canada Pass Through Trust
987,255 3.875%,  3/15/2023
a
833,710
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,768,252
1,500,000 4.250%,  2/1/2024 1,536,054
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,455,132
American Airlines Pass Through
Trust
611,927 3.700%,  5/1/2023 404,689
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,312,338
British Airways plc
1,026,964 4.625%,  6/20/2024
a
955,997
Continental Airlines, Inc.
2,130,274 4.150%,  4/11/2024 1,996,039
Delta Air Lines, Inc.
1,900,000 2.900%,  10/28/2024 1,540,929
700,000 7.375%,  1/15/2026 677,179
ERAC USA Finance, LLC
1,600,000 2.600%,  12/1/2021
a
1,622,165
J.B. Hunt Transport Services, Inc.
1,175,000 3.300%,  8/15/2022 1,219,112
Penske Truck Leasing Company,
LP
750,000 3.650%,  7/29/2021
a
767,673
1,000,000 2.700%,  11/1/2024
a
1,028,817
1,000,000 3.950%,  3/10/2025
a
1,083,937
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,048,237
Southwest Airlines Company
1,975,000 4.750%,  5/4/2023 2,039,314
Principal
Amount Long-Term Fixed Income (97.4%) Value
Transportation (2.2%) - continued
TTX Company
$ 800,000 4.125%,  10/1/2023
a
$ 868,199
Total 22,157,773
U.S. Government & Agencies (15.0%)
Federal Home Loan Bank
6,500,000 2.500%,  2/13/2024 7,017,677
3,000,000 1.500%,  8/15/2024 3,140,973
Federal National Mortgage
Association
3,000,000 2.875%,  9/12/2023 3,251,134
U.S. Treasury Bonds
1,325,000 2.250%,  11/15/2027 1,492,230
1,335,000 5.500%,  8/15/2028 1,862,169
17,250,000 2.625%,  2/15/2029 20,212,148
6,100,000 1.500%,  2/15/2030 6,593,480
U.S. Treasury Notes
645,000 1.125%,  8/31/2021 652,080
6,600,000 2.500%,  1/15/2022 6,835,383
7,000,000 1.125%,  2/28/2022 7,111,289
1,500,000 1.875%,  7/31/2022 1,553,262
1,585,000 2.000%,  11/30/2022 1,654,715
6,000,000 1.375%,  2/15/2023 6,188,672
7,350,000 2.750%,  7/31/2023 7,929,387
17,345,000 2.500%,  1/31/2024 18,764,444
3,575,000 1.250%,  8/31/2024 3,725,122
29,800,000 1.375%,  1/31/2025 31,309,789
2,000,000 2.875%,  7/31/2025 2,258,984
17,125,000 2.625%,  1/31/2026 19,268,970
Total 150,821,908
Utilities (3.3%)
Ameren Corporation
1,150,000 2.700%,  11/15/2020 1,157,035
750,000 2.500%,  9/15/2024 794,734
American Electric Power
Company, Inc.
1,000,000 3.650%,  12/1/2021 1,042,902
Berkshire Hathaway Energy
Company
1,575,000 4.050%,  4/15/2025
a
1,792,796
CenterPoint Energy, Inc.
1,750,000 3.850%,  2/1/2024 1,913,332
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,611,738
1,500,000 2.529%,  10/1/2024 1,569,582
Edison International
1,420,000 2.950%,  3/15/2023
d
1,452,975
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,075,436
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,304,871
Exelon Generation Company, LLC
815,000 3.250%,  6/1/2025 878,538
Florida Power & Light Company
1,150,000 2.850%,  4/1/2025 1,257,761
Georgia Power Company
950,000 2.100%,  7/30/2023 988,532
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,563,809

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
136
Principal
Amount Long-Term Fixed Income (97.4%) Value
Utilities (3.3%) - continued
Jersey Central Power & Light
Company
$ 1,500,000 4.300%,  1/15/2026
a
$ 1,734,439
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
b
1,151,435
NextEra Energy Capital Holdings,
Inc.
925,000 2.750%,  5/1/2025 998,798
NiSource Finance Corporation
1,000,000 2.650%,  11/17/2022 1,044,280
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,h
1,193,750
PPL Capital Funding, Inc.
1,580,000 3.500%,  12/1/2022 1,672,002
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,133,792
Sempra Energy
1,875,000 3.550%,  6/15/2024 2,034,615
Southern Company
1,500,000 2.950%,  7/1/2023 1,585,098
Total 32,952,250
Total Long-Term Fixed Income
(cost $958,536,351) 981,840,059
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
7,830,119 Thrivent Cash Management Trust 7,830,119
Total Collateral Held for
Securities Loaned
(cost $7,830,119) 7,830,119
Shares
Registered Investment
Companies ( 0.6% ) Value
Unaffiliated  (0.6%)
78,500 Vanguard Short-Term Corporate
Bond ETF 6,488,810
Total 6,488,810
Total Registered Investment
Companies (cost $6,259,441) 6,488,810
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 7.130%
b
1,749,000
Total 1,749,000
Total Preferred Stock
(cost $1,821,600) 1,749,000
Shares or
Principal
Amount Short-Term Investments ( 9.0% ) Value
Federal Home Loan Bank Discount
Notes
700,000 0.105%, 7/20/2020
i,j
699,956
500,000 0.100%, 8/25/2020
i,j
499,886
300,000 0.140%, 9/10/2020
i,j
299,917
Shares or
Principal
Amount Short-Term Investments (9.0%) Value
Thrivent Core Short-Term Reserve
Fund
8,791,169 0.750% $ 87,999,603
U.S. Treasury Bills
100,000 0.105%, 7/16/2020
i
99,995
500,000 0.132%, 9/17/2020
i,k
499,848
410,000 0.035%, 9/24/2020
i
409,874
Total Short-Term Investments
(cost $90,380,863) 90,509,079
Total Investments (cost
$1,064,828,374) 108.0% $1,088,417,067
Other Assets and Liabilities, Net
(8.0%) (80,950,816)
Total Net Assets 100.0% $1,007,466,251
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $378,531,492 or 37.6%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is insured or guaranteed.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
k All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
137
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 7,606,937
Total lending $7,606,937
Gross amount payable upon return of
collateral for securities loaned $7,830,119
Net amounts due to counterparty
$223,182
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
138
Shares Common Stock ( 99.6% ) Value
Communications Services (1.7%)
11,203 AMC Networks, Inc.
a
$ 262,038
1,453 Cable One, Inc. 2,578,857
29,560 Cinemark Holdings, Inc. 341,418
12,067 John Wiley and Sons, Inc. 470,613
39,861 New York Times Company 1,675,358
60,367 Tegna , Inc. 672,489
26,966 Telephone & Data Systems, Inc. 536,084
12,794 World Wrestling Entertainment,
Inc. 555,899
18,072 Yelp, Inc.
a
418,005
Total 7,510,761
Consumer Discretionary (14.7%)
18,665 Aaron's, Inc. 847,391
24,118 Adient plc
a
396,018
14,310 Adtalem Global Education, Inc.
a
445,756
42,975 American Eagle Outfitters, Inc. 468,428
15,901 AutoNation, Inc.
a
597,560
22,127 Boyd Gaming Corporation 462,454
21,858 Brunswick Corporation 1,399,131
154,939 Caesars Entertainment
Corporation
a,b
1,879,410
12,047 Carter's, Inc. 972,193
8,716 Choice Hotels International, Inc. 687,692
9,695 Churchill Downs, Inc. 1,290,889
7,854 Columbia Sportswear Company 632,875
6,545 Cracker Barrel Old Country Store,
Inc. 725,906
39,912 Dana, Inc. 486,527
7,734 Deckers Outdoor Corporation
a
1,518,880
23,853 Delphi Technologies plc
a,b
338,951
17,999 Dick's Sporting Goods, Inc. 742,639
22,682 Dunkin' Brands Group, Inc. 1,479,547
23,029 Eldorado Resorts, Inc.
a,b
922,542
32,784 Etsy, Inc.
a
3,482,644
15,396 Five Below, Inc.
a
1,645,986
28,782 Foot Locker, Inc. 839,283
67,644 Gentex Corporation 1,743,186
64,278 Goodyear Tire & Rubber Company 574,967
1,181 Graham Holdings Company 404,693
13,070 Grand Canyon Education, Inc.
a
1,183,227
25,402 GrubHub , Inc.
a
1,785,761
42,313 Harley-Davidson, Inc. 1,005,780
6,973 Helen of Troy, Ltd.
a
1,314,829
6,263 Jack in the Box, Inc. 464,026
24,036 KB Home 737,424
15,063 Lear Corporation 1,642,168
10,093 Marriott Vacations Worldwide
Corporation 829,746
95,828 Mattel, Inc.
a
926,657
7,577 Murphy USA, Inc.
a
853,094
29,925 Nordstrom, Inc.
b
463,538
15,621 Ollie's Bargain Outlet Holdings,
Inc.
a
1,525,391
6,154 Papa John's International, Inc. 488,689
65,081 Park Hotels & Resorts, Inc. 643,651
35,681 Penn National Gaming, Inc.
a,b
1,089,698
15,904 Polaris, Inc. 1,471,915
11,032 Pool Corporation 2,999,270
4,583 RH
a
1,140,709
31,180 Sally Beauty Holdings, Inc.
a
390,685
15,137 Scientific Games Corporation
a
234,018
49,211 Service Corporation International 1,913,816
21,756 Six Flags Entertainment
Corporation 417,933
Shares Common Stock (99.6%) Value
Consumer Discretionary (14.7%) - continued
37,617 Skechers USA, Inc.
a
$ 1,180,421
6,137 Strategic Education, Inc. 942,950
35,801 Taylor Morrison Home Corporation
a
690,601
11,959 Tempur Sealy International, Inc.
a
860,450
17,998 Texas Roadhouse, Inc. 946,155
15,248 Thor Industries, Inc. 1,624,369
31,928 Toll Brothers, Inc. 1,040,534
9,206 TopBuild Corporation
a
1,047,367
35,977 Tri Pointe Homes, Inc.
a
528,502
27,833 TripAdvisor, Inc. 529,105
19,447 Urban Outfitters, Inc.
a
295,983
7,685 Visteon Corporation
a
526,423
12,873 Weight Watchers International,
Inc.
a
326,717
49,214 Wendy's Company 1,071,881
21,480 Williams-Sonoma, Inc. 1,761,575
23,518 Wyndham Destinations, Inc. 662,737
25,716 Wyndham Hotels & Resorts, Inc. 1,096,016
Total 63,639,359
Consumer Staples (3.7%)
34,077 BJ's Wholesale Club Holdings,
Inc.
a
1,270,050
2,667 Boston Beer Company, Inc.
a
1,431,246
10,164 Casey's General Stores, Inc. 1,519,721
45,314 Darling Ingredients, Inc.
a
1,115,631
15,011 Edgewell Personal Care Company
a
467,743
17,587 Energizer Holdings, Inc.
b
835,207
53,185 Flowers Foods, Inc. 1,189,217
17,572 Grocery Outlet Holding
Corporation
a
716,938
21,686 Hain Celestial Group, Inc.
a
683,326
18,501 Ingredion, Inc. 1,535,583
5,472 Lancaster Colony Corporation 848,105
14,337 Nu Skin Enterprises, Inc. 548,103
14,313 Pilgrim's Pride Corporation
a
241,747
17,703 Post Holdings, Inc.
a
1,551,137
5,468 Sanderson Farms, Inc. 633,686
32,538 Sprouts Farmers Markets, Inc.
a
832,647
4,724 Tootsie Roll Industries, Inc.
b
161,891
15,589 TreeHouse Foods, Inc.
a
682,798
Total 16,264,776
Energy (1.4%)
77,660 Antero Midstream Corporation 396,066
51,315 ChampionX Corporation
a
500,834
28,205 Cimarex Energy Company 775,355
51,673 CNX Resources Corporation
a
446,971
70,594 EQT Corporation 840,069
112,272 Equitrans Midstream Corporation 932,980
40,349 Murphy Oil Corporation
b
556,816
28,174 PBF Energy, Inc. 288,502
159,585 Transocean, Ltd.
a,b
292,041
17,491 World Fuel Services Corporation 450,568
112,807 WPX Energy, Inc.
a
719,709
Total 6,199,911
Financials (15.0%)
13,049 Affiliated Managers Group, Inc. 972,933
3,953 Alleghany Corporation 1,933,570
20,599 American Financial Group, Inc. 1,307,213
42,451 Associated Banc-Corp 580,730
26,852 BancorpSouth Bank 610,614
11,053 Bank of Hawaii Corporation 678,765

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
139
Shares Common Stock (99.6%) Value
Financials (15.0%) - continued
33,393 Bank OZK $ 783,734
25,924 Brighthouse Financial, Inc.
a
721,206
64,979 Brown & Brown, Inc. 2,648,544
20,878 Cathay General Bancorp 549,091
27,173 CIT Group, Inc. 563,296
39,673 CNO Financial Group, Inc. 617,709
27,729 Commerce Bancshares, Inc. 1,649,044
15,725 Cullen/Frost Bankers, Inc.
b
1,174,815
39,084 East West Bancorp, Inc. 1,416,404
31,472 Eaton Vance Corporation 1,214,819
30,559 Essent Group, Ltd. 1,108,375
11,198 Evercore , Inc. 659,786
89,295 F.N.B. Corporation 669,712
10,462 FactSet Research Systems, Inc. 3,436,453
26,489 Federated Hermes, Inc. 627,789
30,779 First American Financial
Corporation 1,478,008
39,240 First Financial Bankshares , Inc. 1,133,644
86,149 First Horizon National Corporation 858,044
11,447 FirstCash , Inc. 772,444
44,694 Fulton Financial Corporation 470,628
139,036 Genworth Financial, Inc.
a
321,173
24,509 Glacier Bancorp, Inc. 864,923
23,835 Hancock Whitney Corporation 505,302
10,497 Hanover Insurance Group, Inc. 1,063,661
42,427 Home BancShares , Inc. 652,527
21,202 Interactive Brokers Group, Inc. 885,608
15,381 International Bancshares
Corporation 492,500
42,397 Janus Henderson Group plc 897,121
62,380 Jefferies Financial Group, Inc. 970,009
16,944 Kemper Corporation 1,228,779
23,097 Legg Mason, Inc. 1,149,076
2,129 LendingTree , Inc.
a,b
616,409
7,493 Mercury General Corporation 305,340
47,115 Navient Corporation 331,218
128,159 New York Community Bancorp,
Inc. 1,307,222
78,937 Old Republic International
Corporation 1,287,462
32,177 PacWest Bancorp 634,209
19,695 Pinnacle Financial Partners, Inc. 826,993
11,265 Primerica, Inc. 1,313,499
25,597 Prosperity Bancshares, Inc. 1,519,950
18,735 Reinsurance Group of America,
Inc. 1,469,573
13,895 RenaissanceRe Holdings, Ltd. 2,376,462
11,045 RLI Corporation 906,794
34,327 SEI Investments Company 1,887,298
16,494 Selective Insurance Group, Inc. 869,894
14,798 Signature Bank 1,582,202
103,617 SLM Corporation 728,428
53,717 Sterling Bancorp 629,563
18,926 Stifel Financial Corporation 897,660
40,686 Synovus Financial Corporation 835,284
42,019 TCF Financial Corporation 1,236,199
13,930 Texas Capital Bancshares, Inc.
a
430,019
17,519 Trustmark Corporation 429,566
11,702 UMB Financial Corporation 603,238
60,832 Umpqua Holdings Corporation 647,252
35,134 United Bankshares , Inc. 971,806
108,200 Valley National Bancorp 846,124
20,913 Washington Federal, Inc. 561,305
24,909 Webster Financial Corporation 712,646
Shares Common Stock (99.6%) Value
Financials (15.0%) - continued
15,903 Wintrust Financial Corporation $ 693,689
Total 65,125,353
Health Care (11.1%)
24,570 Acadia Healthcare Company, Inc.
a
617,198
8,944 Amedisys , Inc.
a
1,775,742
28,114 Arrowhead Research Corporation
a
1,214,244
13,192 Avanos Medical, Inc.
a
387,713
10,559 Bio- Techne Corporation 2,788,315
10,247 Cantel Medical Corporation 453,225
44,930 Catalent , Inc.
a
3,293,369
13,670 Charles River Laboratories
International, Inc.
a
2,383,365
4,385 Chemed Corporation 1,977,942
27,460 Encompass Health Corporation 1,700,598
84,712 Exelixis , Inc.
a
2,011,063
20,902 Globus Medical, Inc.
a
997,234
13,919 Haemonetics Corporation
a
1,246,586
19,723 HealthEquity , Inc.
a
1,157,148
18,386 Hill-Rom Holdings, Inc. 2,018,415
5,352 ICU Medical, Inc.
a
986,427
19,453 Integra LifeSciences Holdings
Corporation
a
914,096
8,203 LHC Group, Inc.
a
1,429,947
4,434 Ligand Pharmaceuticals, Inc.
a,b
495,943
13,421 LivaNova plc
a
645,953
13,753 Masimo Corporation
a
3,135,546
23,593 Mednax , Inc.
a
403,440
16,353 Molina Healthcare, Inc.
a
2,910,507
49,168 Nektar Therapeutics
a,b
1,138,731
14,157 NuVasive , Inc.
a
787,979
23,819 Patterson Companies, Inc. 524,018
9,133 Penumbra, Inc.
a
1,633,163
17,576 PRA Health Sciences, Inc.
a
1,709,969
13,836 Prestige Consumer Healthcare,
Inc.
a
519,680
10,558 Quidel Corporation
a
2,362,247
13,004 Repligen Corporation
a
1,607,424
17,265 Syneos Health, Inc.
a
1,005,686
28,927 Tenet Healthcare Corporation
a
523,868
12,158 United Therapeutics Corporation
a
1,471,118
Total 48,227,899
Industrials (15.8%)
10,950 Acuity Brands, Inc. 1,048,353
44,222 AECOM
a
1,661,863
17,166 AGCO Corporation 952,026
14,503 ASGN, Inc.
a
967,060
14,795 Avis Budget Group, Inc.
a,b
338,658
17,355 Axon Enterprise, Inc.
a
1,703,046
13,946 Brink's Company 634,682
15,169 Carlisle Companies, Inc. 1,815,274
14,125 Clean Harbors, Inc.
a
847,218
23,208 Colfax Corporation
a
647,503
13,614 Crane Company 809,488
11,506 Curtiss-Wright Corporation 1,027,256
11,570 Deluxe Corporation 272,358
34,842 Donaldson Company, Inc. 1,620,850
8,739 Dycom Industries, Inc.
a
357,338
15,151 EMCOR Group, Inc. 1,002,087
11,727 EnerSys 754,984
38,722 Fluor Corporation 467,762
10,248 FTI Consulting, Inc.
a
1,173,908
9,646 GATX Corporation 588,213

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
140
Shares Common Stock (99.6%) Value
Industrials (15.8%) - continued
17,315 Generac Holdings, Inc.
a
$ 2,111,218
46,021 Graco , Inc. 2,208,548
20,557 Healthcare Services Group, Inc. 502,824
16,230 Herman Miller, Inc. 383,190
23,064 Hexcel Corporation 1,042,954
11,769 HNI Corporation 359,778
14,973 Hubbell, Inc. 1,877,015
10,066 Insperity , Inc. 651,572
23,840 ITT Corporation 1,400,362
74,504 JetBlue Airways Corporation
a
812,094
35,695 KAR Auction Services, Inc. 491,163
39,308 KBR, Inc. 886,395
22,904 Kennametal, Inc. 657,574
16,585 Kirby Corporation
a
888,293
33,777 Knight-Swift Transportation
Holdings, Inc.
b
1,408,839
10,600 Landstar System, Inc. 1,190,486
9,615 Lennox International, Inc. 2,240,199
16,405 Lincoln Electric Holdings, Inc. 1,381,957
16,036 Manpower, Inc. 1,102,475
16,095 MasTec , Inc.
a
722,183
15,359 Mercury Systems, Inc.
a
1,208,139
15,353 Middleby Corporation
a
1,211,966
9,873 MSA Safety, Inc. 1,129,866
12,549 MSC Industrial Direct Company,
Inc. 913,693
14,181 Nordson Corporation 2,690,278
43,166 nVent Electric plc 808,499
18,804 Oshkosh Corporation 1,346,742
29,790 Owens Corning, Inc. 1,661,090
11,193 Regal-Beloit Corporation 977,373
14,844 Ryder System, Inc. 556,798
25,253 Stericycle, Inc.
a
1,413,663
17,612 Terex Corporation 330,577
14,924 Tetra Tech, Inc. 1,180,787
18,663 Timken Company 848,980
29,606 Toro Company 1,964,062
15,981 Trex Company, Inc.
a
2,078,649
26,040 Trinity Industries, Inc.
b
554,392
38,259 Univar, Inc.
a
645,047
5,900 Valmont Industries, Inc. 670,358
9,049 Watsco , Inc. 1,608,007
15,843 Werner Enterprises, Inc. 689,646
15,658 Woodward, Inc. 1,214,278
25,173 XPO Logistics, Inc.
a,b
1,944,614
Total 68,656,550
Information Technology (16.3%)
32,029 ACI Worldwide, Inc.
a
864,463
11,710 Alliance Data Systems Corporation 528,355
21,731 Arrow Electronics, Inc.
a
1,492,702
27,282 Avnet, Inc. 760,759
10,570 Belden, Inc. 344,053
13,707 Blackbaud , Inc. 782,396
8,028 Cabot Microelectronics
Corporation 1,120,227
6,930 CACI International, Inc.
a
1,502,978
33,571 CDK Global, Inc. 1,390,511
28,043 Ceridian HCM Holding, Inc.
a
2,222,969
42,442 Ciena Corporation
a
2,298,659
16,126 Cirrus Logic, Inc.
a
996,264
47,427 Cognex Corporation 2,832,340
6,700 Coherent, Inc.
a
877,566
11,734 CommVault Systems, Inc.
a
454,106
21,937 CoreLogic , Inc. 1,474,605
Shares Common Stock (99.6%) Value
Information Technology (16.3%) - continued
29,878 Cree, Inc.
a
$ 1,768,479
22,483 Enphase Energy, Inc.
a
1,069,516
8,012 Fair Isaac Corporation
a
3,349,336
21,064 First Solar, Inc.
a
1,042,668
24,199 II-VI, Inc.
a
1,142,677
8,495 InterDigital , Inc. 481,072
12,522 j2 Global, Inc.
a
791,516
37,887 Jabil, Inc. 1,215,415
6,706 Littelfuse , Inc. 1,144,245
18,051 LiveRamp Holding, Inc.
a
766,626
13,473 LogMeIn, Inc. 1,142,106
20,690 Lumentum Holdings, Inc.
a
1,684,787
17,540 Manhattan Associates, Inc.
a
1,652,268
16,937 MAXIMUS, Inc. 1,193,212
15,158 MKS Instruments, Inc. 1,716,492
11,494 Monolithic Power Systems, Inc. 2,724,078
32,468 National Instruments Corporation 1,256,836
35,304 NCR Corporation
a
611,465
17,556 NetScout Systems, Inc.
a
448,731
9,936 Paylocity Holding Corporation
a
1,449,563
37,706 Perspecta , Inc. 875,910
28,764 PTC, Inc.
a
2,237,552
9,255 Qualys , Inc.
a
962,705
76,111 Sabre Corporation 613,455
13,647 Science Applications International
Corporation 1,060,099
17,997 Semtech Corporation
a
939,803
12,068 Silicon Laboratories, Inc.
a
1,210,058
13,710 Solaredge Technology, Ltd.
a,b
1,902,674
9,402 Synaptics , Inc.
a
565,248
11,376 SYNNEX Corporation 1,362,504
29,972 Teradata Corporation
a
623,418
45,792 Teradyne, Inc. 3,869,882
68,995 Trimble, Inc.
a
2,979,894
11,711 Universal Display Corporation 1,752,200
16,138 ViaSat , Inc.
a
619,215
36,615 Vishay Intertechnology , Inc. 559,111
12,020 WEX, Inc.
a
1,983,420
Total 70,711,189
Materials (6.0%)
34,980 Allegheny Technologies, Inc.
a
356,446
17,731 AptarGroup, Inc. 1,985,517
16,700 Ashland Global Holdings, Inc. 1,153,970
15,595 Cabot Corporation 577,795
13,206 Carpenter Technology Corporation 320,642
45,364 Chemours Company 696,338
32,890 Commercial Metals Company 670,956
9,366 Compass Minerals International,
Inc. 456,593
15,246 Domtar Corporation 321,843
11,496 Eagle Materials, Inc. 807,249
7,304 Greif, Inc. 251,331
11,384 Ingevity Corporation
a
598,457
30,996 Louisiana-Pacific Corporation 795,048
9,423 Minerals Technologies, Inc. 442,221
1,994 NewMarket Corporation 798,557
43,251 O-I Glass, Inc. 388,394
43,605 Olin Corporation 501,022
25,248 PolyOne Corporation 662,255
17,580 Reliance Steel & Aluminum
Company 1,668,869
18,116 Royal Gold, Inc. 2,252,181
35,771 RPM International, Inc. 2,684,971
10,889 Scotts Miracle- Gro Company 1,464,244

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
141
Shares Common Stock (99.6%) Value
Materials (6.0%) - continued
11,701 Sensient Technologies Corporation $ 610,324
21,439 Silgan Holdings, Inc. 694,409
27,715 Sonoco Products Company 1,449,217
58,102 Steel Dynamics, Inc. 1,515,881
60,841 United States Steel Corporation
b
439,272
51,113 Valvoline, Inc. 988,014
10,127 Worthington Industries, Inc. 377,737
Total 25,929,753
Real Estate (9.7%)
38,012 American Campus Communities,
Inc. 1,328,900
81,891 Brixmor Property Group, Inc. 1,049,843
26,901 Camden Property Trust 2,453,909
33,046 CoreCivic , Inc. 309,311
11,134 CoreSite Realty Corporation 1,347,882
30,986 Corporate Office Properties Trust 785,185
41,033 Cousins Properties, Inc. 1,224,014
31,823 CyrusOne , Inc. 2,315,123
45,539 Douglas Emmett, Inc. 1,396,226
10,789 EastGroup Properties, Inc. 1,279,683
21,403 EPR Properties 709,081
35,140 First Industrial Realty Trust, Inc. 1,350,782
33,525 GEO Group, Inc. 396,601
37,274 Healthcare Realty Trust, Inc. 1,091,755
28,698 Highwoods Properties, Inc. 1,071,296
42,347 Hudson Pacific Properties, Inc. 1,065,451
32,477 JBG SMITH Properties 960,345
14,263 Jones Lang LaSalle, Inc. 1,475,650
29,245 Kilroy Realty Corporation 1,716,682
23,850 Lamar Advertising Company 1,592,226
12,959 Life Storage, Inc. 1,230,457
32,119 Macerich Company 288,107
25,027 Mack-Cali Realty Corporation 382,663
145,947 Medical Properties Trust, Inc. 2,743,804
47,503 National Retail Properties, Inc. 1,685,406
62,680 Omega Healthcare Investors, Inc. 1,863,476
36,120 Pebblebrook Hotel Trust 493,399
55,955 Physicians Realty Trust 980,332
18,495 PotlatchDeltic Corporation 703,365
5,541 PS Business Parks, Inc. 733,628
38,250 Rayonier, Inc. REIT 948,218
56,784 Sabra Health Care REIT, Inc. 819,393
45,460 Service Properties Trust 322,311
28,436 Spirit Realty Capital, Inc. 991,279
61,464 Store Capital Corporation 1,463,458
17,019 Taubman Centers, Inc. 642,637
30,582 Urban Edge Properties 363,008
33,264 Weingarten Realty Investors 629,688
Total 42,204,574
Utilities (4.2%)
14,306 ALLETE, Inc. 781,251
17,334 Black Hills Corporation 982,144
61,598 Essential Utilities, Inc. 2,601,899
30,150 Hawaiian Electric Industries, Inc. 1,087,209
13,937 IDACORP, Inc. 1,217,676
55,392 MDU Resources Group, Inc. 1,228,595
24,962 National Fuel Gas Company 1,046,657
26,451 New Jersey Resources
Corporation 863,625
13,949 NorthWestern Corporation 760,499
55,295 OGE Energy Corporation 1,678,756
14,604 ONE Gas, Inc. 1,125,238
Shares Common Stock (99.6%) Value
Utilities (4.2%) - continued
22,004 PNM Resources, Inc. $ 845,834
15,226 Southwest Gas Holdings, Inc. 1,051,355
14,153 Spire, Inc. 929,994
57,532 UGI Corporation 1,829,518
Total 18,030,250
Total Common Stock
(cost $407,670,086) 432,500,375
Shares
Collateral Held for Securities
Loaned ( 3.1% ) Value
13,627,180 Thrivent Cash Management Trust 13,627,180
Total Collateral Held for
Securities Loaned
(cost $13,627,180) 13,627,180
Shares or
Principal
Amount Short-Term Investments ( 0.3% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.250%, 7/9/2020
c
199,995
300,000 0.100%, 7/22/2020
c
299,979
200,000 0.105%, 7/29/2020
c
199,981
300,000 0.110%, 8/4/2020
c,d
299,958
400,000 0.110%, 8/7/2020
c
399,938
Total Short-Term Investments
(cost $1,399,878) 1,399,851
Total Investments (cost
$422,697,144) 103.0% $447,527,406
Other Assets and Liabilities, Net
(3.0%) (13,095,921)
Total Net Assets 100.0% $434,431,485
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 13,491,365
Total lending $13,491,365
Gross amount payable upon return of
collateral for securities loaned $13,627,180
Net amounts due to counterparty
$135,815
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
142
Principal
Amount Bank Loans ( 1.4% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco , LLC, Term
Loan
$ 700,700
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 641,140
Big River Steel, LLC, Term Loan
1,074,613
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
1,007,449
Chemours Company, Term Loan
1,495,575
1.930%,  (LIBOR 1M +
1.750%), 4/3/2025
b
1,407,710
Hexion , Inc., Term Loan
827,909
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b
805,142
Innophos Holdings, Inc., Term
Loan
827,925
3.928%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c,d,e
809,297
MRC Global (US), Inc., Term Loan
492,036
3.178%,  (LIBOR 1M +
3.000%), 9/22/2024
b,e
452,673
Nouryon USA, LLC, Term Loan
1,402,711
3.188%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,312,699
Peabody Energy Corporation,
Term Loan
1,060,588
2.928%,  (LIBOR 1M +
2.750%), 3/31/2025
b
572,717
Pixelle Specialty Solutions, LLC,
Term Loan
1,087,493
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,022,244
PQ Corporation, Term Loan
900,000
0.000%,  (LIBOR 1M +
3.000%), 2/7/2027
b,c,d
867,375
Total 8,898,446
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
993,038
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
980,069
Flex Acquisition Company, Inc.
Term Loan
1,809,584
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,701,009
GFL Environmental, Inc., Term
Loan
1,404,463
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,362,624
Mauser Packaging Solutions
Holding Company, Term Loan
1,276,375
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
1,142,892
Reynolds Group Holdings, Inc.,
Term Loan
767,358
2.928%,  (LIBOR 1M +
2.750%), 2/5/2023
b
731,215
TransDigm , Inc., Term Loan
1,402,950
2.428%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,258,643
Principal
Amount Bank Loans (1.4%)
a
Value
Capital Goods (0.1%) - continued
Vertiv Group Corporation, Term
Loan
$ 2,793,000
3.183%,  (LIBOR 1M +
3.000%), 3/2/2027
b
$ 2,632,402
Total 9,808,854
Communications Services (0.3%)
Altice France SA, Term Loan
858,450
2.928%,  (LIBOR 1M +
2.750%), 7/31/2025
b
811,201
CenturyLink, Inc., Term Loan
1,940,250
2.428%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,824,922
Coral-US Co-Borrower, LLC, Term
Loan
3,450,000
2.428%,  (LIBOR 1M +
2.250%), 1/31/2028
b
3,271,048
Diamond Sports Group, LLC, Term
Loan
2,481,923
3.430%,  (LIBOR 1M +
3.250%), 8/24/2026
b
2,013,460
Entercom Media Corporation, Term
Loan
1,242,747
2.684%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,157,830
Gray Television, Inc., Term Loan
750,000
2.423%,  (LIBOR 1M +
2.250%), 2/7/2024
b
724,125
HCP Acquisition, LLC, Term Loan
1,379,470
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,317,739
iHeartCommunications , Inc., Term
Loan
962,581
3.178%,  (LIBOR 1M +
3.000%), 5/1/2026
b
884,776
Mediacom Illinois, LLC, Term Loan
525,418
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
509,655
NEP Group, Inc., Term Loan
1,334,675
3.428%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,089,242
195,000
7.178%,  (LIBOR 1M +
7.000%), 10/19/2026
b
142,350
Nexstar Broadcasting, Inc., Term
Loan
2,905,000
2.923%,  (LIBOR 1M +
2.750%), 9/19/2026
b,c,d
2,757,165
Nielsen Finance, LLC, Term Loan
675,000
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
667,406
SBA Senior Finance II, LLC, Term
Loan
1,414,240
1.930%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,358,265
Terrier Media Buyer, Inc., Term
Loan
450,000
0.000%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c,d
427,500
1,094,500
4.428%,  (LIBOR 1M +
4.250%), 12/17/2026
b
1,041,603
T-Mobile USA, Inc., Term Loan
2,070,000
3.178%,  (LIBOR 1M +
3.000%), 4/1/2027
b
2,065,529

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
143
Principal
Amount Bank Loans (1.4%)
a
Value
Communications Services (0.3%) - continued
TNS, Inc., Term Loan
$ 1,523,307
4.180%,  (LIBOR 1M +
4.000%), 8/14/2022
b
$ 1,458,566
WideOpenWest Finance, LLC,
Term Loan
2,066,562
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,964,102
Windstream Services, LLC, Term
Loan
2,551,366
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
1,535,922
Xplornet Communications, Inc.,
Term Loan
1,065,000
4.928%,  (LIBOR 1M +
4.750%), 6/11/2027
b
1,014,412
Ziggo Financing Partnership, Term
Loan
1,825,000
2.685%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,718,164
Total 29,754,982
Consumer Cyclical (0.2%)
Cengage Learning, Inc., Term
Loan
1,647,280
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
1,321,119
Four Seasons Hotels, Ltd., Term
Loan
1,306,162
2.178%,  (LIBOR 1M +
2.000%), 11/30/2023
b
1,234,323
Golden Entertainment, Inc., Term
Loan
2,692,350
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,425,350
Golden Nugget, LLC, Term Loan
820,397
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
648,113
LCPR Loan Financing, LLC, Term
Loan
3,255,000
5.185%,  (LIBOR 1M +
5.000%), 10/15/2026
b
3,222,450
Men's Warehouse, Inc., Term Loan
1,371,281
4.335%,  (LIBOR 1M +
3.250%), 4/9/2025
b
219,405
Mohegan Gaming and
Entertainment, Term Loan
986,448
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b,c,d
806,908
Penn National Gaming, Inc., Term
Loan
1,876,425
3.000%,  (LIBOR 3M +
2.250%), 10/15/2025
b
1,744,550
Scientific Games International,
Inc., Term Loan
5,276,616
3.476%,  (LIBOR 3M +
2.750%), 8/14/2024
b
4,653,976
Staples, Inc., Term Loan
346,500
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b
304,341
2,318,018
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,987,700
Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Cyclical (0.2%) - continued
Stars Group Holdings BV, Term
Loan
$ 1,724,814
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
$ 1,712,672
Tenneco, Inc., Term Loan
825,156
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b
711,012
Wyndham Hotels & Resorts, Inc.,
Term Loan
908,812
1.928%,  (LIBOR 1M +
1.750%), 5/30/2025
b
856,101
Total 21,848,020
Consumer Non-Cyclical (0.3%)
Bausch Health Americas, Inc.,
Term Loan
2,713,643
3.190%,  (LIBOR 1M +
3.000%), 6/1/2025
b
2,633,264
Bellring Brands, LLC, Term Loan
493,671
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,c,d
490,279
Change Healthcare Holdings, LLC,
Term Loan
995,000
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
953,678
Chobani , LLC, Term Loan
1,554,875
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,491,716
Dole Food Company, Inc., Term
Loan
988,322
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
958,672
Endo International plc, Term Loan
906,926
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
854,777
Energizer Holdings, Inc., Term
Loan
683,430
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b,e
649,258
Global Medical Response, Inc.,
Term Loan
4,129,911
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
3,964,219
IQVIA, Inc., Term Loan
450,000
1.928%,  (LIBOR 1M +
1.750%), 1/1/2025
b,c,d
434,534
JBS USA LUX SA, Term Loan
1,752,812
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
1,670,290
MPH Acquisition Holdings, LLC,
Term Loan
4,200,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,984,750
Ortho-Clinical Diagnostics SA,
Term Loan
4,230,129
3.429%,  (LIBOR 1M +
3.250%), 6/30/2025
b
3,947,261
Plantronics, Inc., Term Loan
992,600
2.678%,  (LIBOR 1M +
2.500%), 7/2/2025
b
901,609

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
144
Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
R.R. Donnelley & Sons Company,
Term Loan
$ 277,186
5.178%,  (LIBOR 1M +
5.000%), 1/15/2024
b
$ 255,704
Sotera Health Holdings, LLC, Term
Loan
1,177,050
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
1,147,377
US Foods, Inc., Term Loan
663,273
1.928%,  (LIBOR 1M +
1.750%), 6/27/2023
b
621,938
Total 24,959,326
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
534,600
4.928%,  (LIBOR 1M +
4.750%), 11/3/2025
b
344,817
Buckeye Partners, LP, Term Loan
354,113
2.923%,  (LIBOR 1M +
2.750%), 11/1/2026
b
338,709
Calpine Corporation, Term Loan
1,574,425
2.430%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,516,911
Fieldwood Energy, LLC, Term
Loan
2,052,773
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
372,927
Illuminate Buyer, LLC, Term Loan
930,000
0.000%,  (LIBOR 1M +
4.000%), 6/16/2027
b,c,d
914,655
Radiate Holdco, LLC, Term Loan
4,274,595
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
4,071,552
Total 7,559,571
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
968,057
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
898,599
Delos Finance SARL, Term Loan
830,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
790,832
GGP Nimbus, LLC, Term Loan
1,568,584
2.678%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,309,109
INEOS U.S. Finance, LLC, Term
Loan
663,299
2.178%,  (LIBOR 1M +
2.000%), 3/31/2024
b
627,441
Lealand Finance Company BV
357,158
4.178%,  (LIBOR 1M +
4.000%), 6/30/2025
b,e
298,227
Level 3 Financing, Inc., Term Loan
1,865,000
1.983%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,760,429
MoneyGram International, Inc.,
Term Loan
1,173,150
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
1,059,871
Principal
Amount Bank Loans (1.4%)
a
Value
Financials (0.1%) - continued
Northriver Midstream Finance, LP,
Term Loan
$ 1,131,364
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
$ 1,065,609
Tronox Finance, LLC, Term Loan
2,145,984
2.982%,  (LIBOR 3M +
2.750%), 9/22/2024
b
2,055,381
Vericast Corporation, Term Loan
2,376,109
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,723,011
Total 11,588,509
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,483,370
4.260%,  (LIBOR 3M +
3.500%), 8/21/2026
b
2,244,966
Prime Security Services Borrower,
LLC, Term Loan
4,282,637
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
4,108,677
Rackspace Hosting, Inc., Term
Loan
3,694,573
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
3,514,463
SS&C Technologies, Inc., Term
Loan
703,184
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
671,759
498,227
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
475,961
1,473,473
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,402,864
Zayo Group Holdings, Inc., Term
Loan
2,648,363
3.178%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,507,787
Total 14,926,477
Transportation (<0.1%)
Genesee & Wyoming, Inc., Term
Loan
1,655,850
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,590,510
Mileage Plus Holdings, LLC, Term
Loan
900,000
0.000%,  (LIBOR 1M +
5.250%), 6/25/2027
b,c,d
892,872
United Airlines, Inc., Term Loan
1,238,599
1.928%,  (LIBOR 1M +
1.750%), 4/1/2024
b
1,124,809
Total 3,608,191
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
415,000
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
403,069
Core and Main, LP, Term Loan
1,243,125
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
1,181,354

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
145
Principal
Amount Bank Loans (1.4%)
a
Value
Utilities (<0.1%) - continued
EnergySolutions , LLC, Term Loan
$ 1,019,200
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
$ 935,962
Pacific Gas & Electric Company,
Term Loan
2,065,000
5.500%,  (LIBOR 3M +
4.500%), 6/18/2025
b
2,026,281
Total 4,546,666
Total Bank Loans
(cost $149,669,846) 137,499,042
Shares
Registered Investment
Companies ( 38.6% ) Value
Unaffiliated  (0.6%)
15,834 Health Care Select Sector SPDR
Fund 1,584,508
719,900 Invesco Senior Loan ETF 15,369,865
16,010 iShares Dow Jones US Home
Construction Index Fund 706,842
55,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF 7,397,500
21,128 ProShares Ultra S&P 500
g
2,642,690
114,850 SPDR S&P 500 ETF Trust
g
35,415,146
36,272 SPDR S&P Regional Banking ETF 1,392,482
Total 64,509,033
Affiliated  (38.0%)
24,680,059 Thrivent Core Emerging Markets
Debt Fund 239,149,767
2,365,404 Thrivent Core Emerging Markets
Equity Fund
h
21,974,601
10,770,058 Thrivent Core International Equity
Fund 90,791,590
34,884,965 Thrivent Core Low Volatility Equity
Fund 391,758,161
30,844,699 Thrivent Global Stock Portfolio 354,038,536
42,530,601 Thrivent High Yield Portfolio 184,850,752
58,623,312 Thrivent Income Portfolio 643,678,105
52,944,850 Thrivent International Allocation
Portfolio 445,197,358
4,647,512 Thrivent International Index
Portfolio
h
49,626,598
37,121,101 Thrivent Large Cap Value Portfolio 577,422,441
34,192,516 Thrivent Limited Maturity Bond
Portfolio 341,863,618
21,359,982 Thrivent Mid Cap Stock Portfolio 360,505,229
6,427,004 Thrivent Small Cap Stock Portfolio 93,492,981
Total 3,794,349,737
Total Registered Investment
Companies (cost $3,632,993,188) 3,858,858,770
Principal
Amount Long-Term Fixed Income ( 29.3% ) Value
Asset-Backed Securities (1.2%)
Access Group, Inc.
343,321
0.685%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
335,593
Principal
Amount Long-Term Fixed Income (29.3%) Value
Asset-Backed Securities (1.2%) - continued
Aimco
$ 3,100,000
2.418%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
$ 3,022,106
Ares CLO, Ltd.
4,250,000
2.535%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
4,106,847
Ares XXXIIR CLO, Ltd.
2,750,000
1.332%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
2,684,308
Benefit Street Partners CLO IV, Ltd.
3,100,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
3,013,829
Buttermilk Park CLO, Ltd.
7,100,000
2.619%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
6,856,371
Carlyle Global Market Strategies
CLO, Ltd.
4,650,000
2.669%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
4,435,319
Carvana Auto Receivables Trust
650,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
656,817
CBAM, Ltd.
4,500,000
2.499%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
4,450,928
Colony American Finance Trust
4,899,558
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
5,033,718
Commonbond Student Loan Trust
744,618
0.685%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
733,130
CoreVest American Finance Trust
5,701,800
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
5,849,013
DRB Prime Student Loan Trust
169,495
2.085%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,i
170,332
Dryden Senior Loan Fund
3,950,000
2.535%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
3,834,573
Earnest Student Loan Program
2016-D, LLC
690,095
2.720%,  1/25/2041, Ser.
2016-D, Class A2
i
700,322
Edlinc Student Loan Funding Trust
2,240
4.324%,  (CMT 3M +
3.150%), 10/1/2025, Ser.
2012-A, Class AT
b,i
2,240
Galaxy XX CLO, Ltd.
4,500,000
2.135%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
4,375,373

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
146
Principal
Amount Long-Term Fixed Income (29.3%) Value
Asset-Backed Securities (1.2%) - continued
Golub Capital Partners, Ltd.
$ 2,500,000
2.315%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
$ 2,404,203
3,683,000
2.335%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
3,539,742
Goodgreen
4,038,384
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
4,228,143
Home Partners of America Trust
5,503,217
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
5,740,604
5,526,217
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
5,703,757
Laurel Road Prime Student Loan
Trust
1,553,784
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
1,590,400
3,680,520
0.420%,  11/25/2043, Ser.
2018-D, Class A
b,i
3,823,497
Madison Park Funding XIV, Ltd.
3,125,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
2,980,850
Magnetite XII, Ltd.
4,425,000
2.319%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
4,310,100
Mountain View CLO, Ltd.
3,175,000
2.339%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
3,046,543
National Collegiate Trust
1,669,231
0.480%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
1,609,684
Neuberger Berman CLO XIV, Ltd.
3,300,000
1.917%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,i
3,240,801
Neuberger Berman CLO, Ltd.
1,350,000
2.128%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
1,327,351
Octagon Investment Partners XVI,
Ltd.
750,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
726,548
OneMain Financial Issuance Trust
3,650,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
i
3,782,593
OZLM VIII, Ltd.
1,293,624
2.305%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
1,272,315
Palmer Square Loan Funding, Ltd.
2,950,419
1.985%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,i
2,926,716
Principal
Amount Long-Term Fixed Income (29.3%) Value
Asset-Backed Securities (1.2%) - continued
$ 2,200,000
2.785%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
$ 2,175,358
PPM CLO 3, Ltd.
2,250,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
2,197,985
Pretium Mortgage Credit Partners,
LLC
2,893,072
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
2,896,028
RCO Mortgage, LLC
1,871,683
4.458%,  10/25/2023, Ser.
2018-2, Class A1
i,j
1,875,294
Saxon Asset Securities Trust
1,204,048
3.972%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,173,448
Shackleton CLO, Ltd.
3,000,000
2.389%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
2,911,629
SLM Student Loan Trust
1,291,638
0.585%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,194,602
Toyota Auto Loan Extended Note
Trust
800,000
1.350%,  5/25/2033, Ser.
2020-1A, Class A
i
811,959
U.S. Small Business Administration
260,062
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 269,352
Voya CLO, Ltd.
2,100,000
2.419%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
2,052,242
Total 120,072,563
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
1,500,000 2.700%,  5/15/2040 1,593,160
Anglo American Capital plc
1,115,000 4.875%,  5/14/2025
i
1,241,582
Cleveland-Cliffs, Inc.
510,000 5.750%,  3/1/2025 434,163
430,000 9.875%,  10/17/2025
i
451,048
Dow Chemical Company
700,000 4.800%,  11/30/2028 838,122
DowDuPont , Inc.
1,475,000 4.493%,  11/15/2025 1,698,027
EI du Pont de Nemours &
Company
860,000 2.300%,  7/15/2030 894,563
First Quantum Minerals, Ltd.
950,000 7.500%,  4/1/2025
i
909,625
Freeport-McMoRan, Inc.
660,000 4.125%,  3/1/2028 640,200
710,000 4.250%,  3/1/2030 688,700
Glencore Funding, LLC
760,000 4.125%,  5/30/2023
i
812,462
950,000 4.000%,  3/27/2027
i
1,018,026

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
147
Principal
Amount Long-Term Fixed Income (29.3%) Value
Basic Materials (0.3%) - continued
International Paper Company
$ 1,888,000 4.350%,  8/15/2048
g
$ 2,226,766
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 865,546
1,950,000 4.500%,  7/15/2027 2,129,196
Koppers , Inc.
810,000 6.000%,  2/15/2025
i
787,725
Krayton Polymers, LLC
910,000 7.000%,  4/15/2025
i
914,550
Methanex Corporation
1,040,000 5.250%,  12/15/2029 915,179
Norbord, Inc.
970,000 5.750%,  7/15/2027
i
989,400
Novelis Corporation
1,125,000 5.875%,  9/30/2026
i
1,122,345
290,000 4.750%,  1/30/2030
i
276,950
Olin Corporation
1,135,000 5.125%,  9/15/2027 1,061,225
Peabody Securities Finance
Corporation
835,000 6.375%,  3/31/2025
i
442,550
Syngenta Finance NV
1,375,000 3.933%,  4/23/2021
i
1,388,384
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,434,292
Tronox Finance plc
1,050,000 5.750%,  10/1/2025
i
971,250
Vale Overseas, Ltd.
1,135,000 6.250%,  8/10/2026 1,335,044
514,000 6.875%,  11/21/2036 671,541
Total 28,751,621
Capital Goods (0.4%)
AECOM
1,730,000 5.125%,  3/15/2027 1,859,750
Amsted Industries, Inc.
1,260,000 5.625%,  7/1/2027
i
1,299,375
Ardagh Packaging Finance plc
499,000 6.000%,  2/15/2025
g,i
510,851
Building Materials Corporation of
America
1,855,000 6.000%,  10/15/2025
i
1,909,296
Carrier Global Corporation
1,050,000 2.700%,  2/15/2031
i
1,043,875
Cintas Corporation No. 2
1,125,000 3.700%,  4/1/2027 1,277,480
CNH Industrial Capital, LLC
1,452,000 4.875%,  4/1/2021 1,489,745
CNH Industrial NV
915,000 3.850%,  11/15/2027 964,171
Covanta Holding Corporation
890,000 6.000%,  1/1/2027 901,214
Crown Cork & Seal Company, Inc.
1,670,000 7.375%,  12/15/2026 1,953,900
Emerson Electric Company
1,500,000 1.800%,  10/15/2027 1,551,361
H&E Equipment Services, Inc.
890,000 5.625%,  9/1/2025 898,713
Principal
Amount Long-Term Fixed Income (29.3%) Value
Capital Goods (0.4%) - continued
Ingersoll-Rand Luxembourg
Finance SA
$ 1,575,000 3.500%,  3/21/2026 $ 1,721,631
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024 2,354,658
Lockheed Martin Corporation
1,496,000 3.600%,  3/1/2035 1,795,443
1,544,000 4.500%,  5/15/2036 2,004,547
374,000 6.150%,  9/1/2036 549,953
Northrop Grumman Corporation
2,575,000 3.850%,  4/15/2045 3,024,999
Owens-Brockway Glass Container,
Inc.
237,000 5.000%,  1/15/2022
i
237,000
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,201,625
Reynolds Group Issuer, Inc.
1,935,000 5.125%,  7/15/2023
i
1,957,775
Roper Technologies, Inc.
605,000 3.650%,  9/15/2023 657,708
668,000 4.200%,  9/15/2028 782,659
Siemens
Financieringsmaatschappij NV
615,000 4.200%,  3/16/2047
i
812,224
Spirit AeroSystems , Inc.
510,000 7.500%,  4/15/2025
i
502,988
Textron, Inc.
1,010,000 3.375%,  3/1/2028 1,032,395
TransDigm , Inc.
500,000 6.250%,  3/15/2026
i
499,688
1,410,000 5.500%,  11/15/2027 1,230,845
United Rentals North America, Inc.
340,000 4.875%,  1/15/2028 348,500
1,870,000 4.000%,  7/15/2030 1,808,720
United Technologies Corporation
900,000 4.450%,  11/16/2038 1,100,716
1,200,000 3.750%,  11/1/2046 1,372,550
WESCO Distribution, Inc.
290,000 7.250%,  6/15/2028
i
305,825
Total 40,962,180
Collateralized Mortgage Obligations (1.1%)
Ajax Mortgage Loan Trust
3,656,802
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
3,820,548
Alternative Loan Trust
757,092
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 597,738
Angel Oak Mortgage Trust
1,480,481
2.531%,  1/26/2065, Ser.
2020-2, Class A1A
b,i
1,507,192
Angel Oak Mortgage Trust I, LLC
1,286,724
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
1,336,316
Bellemeade Re, Ltd.
634,719
1.785%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
628,298
1,152,833
1.285%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
1,148,581

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
148
Principal
Amount Long-Term Fixed Income (29.3%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 3,625,000
2.845%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,e,i
$ 3,625,000
BRAVO Residential Funding Trust
493,481
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
507,666
Citicorp Mortgage Securities, Inc.
3,354,421
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 3,246,940
Citigroup Mortgage Loan Trust,
Inc.
441,228
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 445,939
COLT Funding, LLC
923,588
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
932,028
Countrywide Alternative Loan Trust
872,625
3.355%,  10/25/2035, Ser.
2005-43, Class 4A1
b
801,467
1,034,752
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 730,499
1,996,470
7.000%,  10/25/2037, Ser.
2007-24, Class A10 1,134,823
Countrywide Home Loans, Inc.
517,992
5.750%,  4/25/2037, Ser.
2007-3, Class A27 388,859
Credit Suisse Mortgage Capital
Certificates
2,620,977
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,j
2,623,380
Credit Suisse Mortgage Trust
8,170,875
3.561%,  2/25/2060, Ser.
2020-RPL2, Class A12
i
8,226,717
4,289,123
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
4,546,490
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
226,804
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 199,881
Ellington Financial Mortgage Trust
2,250,910
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
2,303,348
1,800,000
2.006%,  6/25/2065, Ser.
2020-1, Class A1
b,i
1,804,399
Federal Home Loan Mortgage
Corporation - REMIC
2,715,598
4.000%,  7/15/2031, Ser.
4104, Class KI
k
170,775
2,300,716
3.000%,  2/15/2033, Ser.
4170, Class IG
k
223,010
4,607,702
3.000%,  3/15/2033, Ser.
4180, Class PI
k
465,181
Federal National Mortgage
Association - REMIC
7,601,281
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
475,092
FWD Securitization Trust
3,529,317
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
3,610,664
Principal
Amount Long-Term Fixed Income (29.3%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Galton Funding Mortgage Trust
2017-1
$ 2,193,556
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
$ 2,245,420
GCAT Trust
214,294
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
i,j
216,693
GS Mortgage-Backed Securities
Trust
1,114,306
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
1,122,495
J.P. Morgan Alternative Loan Trust
1,100,762
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 893,948
Legacy Mortgage Asset Trust
763,955
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
766,666
MASTR Alternative Loans Trust
1,366,768
0.635%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
250,311
Merrill Lynch Alternative Note
Asset Trust
427,855
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 287,415
MFRA Trust
2,155,602
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
i,j
2,148,411
Preston Ridge Partners Mortgage
Trust, LLC
2,813,948
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,j
2,825,977
2,847,226
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
2,824,775
RCO Mortgage, LLC
3,461,091
3.721%,  5/24/2024, Ser.
2019-1, Class A1
i,j
3,468,835
4,971,121
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
4,961,660
1,130,325
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
1,179,424
Renaissance Home Equity Loan
Trust
3,356,792
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
1,723,629
Residential Accredit Loans, Inc.
Trust
1,401,587
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 1,396,469
Sequoia Mortgage Trust
1,244,712
3.455%,  9/20/2046, Ser.
2007-1, Class 4A1
b
942,134
Silver Hill Trust
1,657,365
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
1,684,057
Starwood Mortgage Residential
Trust
1,475,000
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
1,475,275
Toorak Mortgage Corporation
2,750,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
2,756,826

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
149
Principal
Amount Long-Term Fixed Income (29.3%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 11,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 $ 11,472,037
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
1,711,658
Vericrest Opportunity Loan
Transferee
3,087,217
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
i,j
3,087,816
Verus Securitization Trust
609,621
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
621,466
501,768
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
511,669
1,016,808
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
1,012,078
3,735,302
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
3,800,837
2,085,722
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
2,079,074
1,854,281
1.977%,  4/25/2060, Ser.
2020-INV1, Class A1
b,i
1,848,004
7,250,000
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,e,i
7,376,875
2,211,184
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,i
2,228,291
WaMu Mortgage Pass Through
Certificates
124,667
3.718%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
114,140
446,562
3.712%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
419,766
Total 114,954,962
Commercial Mortgage-Backed Securities (0.2%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,613,078
3.000%,  3/15/2045, Ser.
4741, Class GA 1,677,004
Federal National Mortgage
Association - ACES
5,750,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
6,734,386
30,498,509
1.770%,  12/25/2028, Ser.
2020-M11, Class IO
b,k
3,700,530
GS Mortgage Securities Trust
6,600,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 7,116,765
UBS Commercial Mortgage Trust
3,525,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 3,814,880
Total 23,043,565
Communications Services (1.0%)
AMC Networks, Inc.
955,000 5.000%,  4/1/2024 945,450
American Tower Corporation
900,000 2.900%,  1/15/2030 960,379
1,500,000 2.100%,  6/15/2030 1,503,119
AT&T, Inc.
1,500,000 2.300%,  6/1/2027 1,548,680
Principal
Amount Long-Term Fixed Income (29.3%) Value
Communications Services (1.0%) - continued
$ 1,825,000 4.350%,  3/1/2029 $ 2,127,435
1,037,000 4.300%,  2/15/2030 1,211,538
1,475,000 5.250%,  3/1/2037 1,823,265
1,460,000 4.900%,  8/15/2037 1,748,862
1,140,000 6.350%,  3/15/2040 1,585,373
575,000 5.550%,  8/15/2041 739,633
1,630,000 5.450%,  3/1/2047 2,132,103
British Sky Broadcasting Group
plc
1,450,000 3.125%,  11/26/2022
i
1,538,396
British Telecommunications plc
1,475,000 4.500%,  12/4/2023 1,632,886
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
i
931,140
2,100,000 4.750%,  3/1/2030
i
2,148,699
CCOH Safari, LLC
1,300,000 5.750%,  2/15/2026
i
1,344,642
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 774,489
1,800,000 4.200%,  3/15/2028 2,017,819
1,525,000 6.484%,  10/23/2045 2,026,179
Clear Channel Worldwide
Holdings, Inc.
910,000 5.125%,  8/15/2027
i
873,600
Comcast Corporation
1,550,000 4.950%,  10/15/2058 2,203,465
800,000 4.049%,  11/1/2052 981,123
1,225,000 2.750%,  3/1/2023 1,302,233
900,000 3.950%,  10/15/2025 1,031,353
1,500,000 4.250%,  10/15/2030 1,836,504
1,265,000 4.400%,  8/15/2035 1,568,418
1,305,000 4.750%,  3/1/2044 1,744,390
550,000 4.600%,  8/15/2045 706,792
Cox Communications, Inc.
1,815,000 3.350%,  9/15/2026
i
2,006,803
748,000 4.600%,  8/15/2047
i
946,973
Crown Castle International
Corporation
1,158,000 5.250%,  1/15/2023 1,288,575
1,121,000 3.200%,  9/1/2024 1,216,431
CSC Holdings, LLC
530,000 4.125%,  12/1/2030
i
525,394
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 2,128,701
Embarq Corporation
960,000 7.995%,  6/1/2036 1,078,080
Fox Corporation
900,000 3.500%,  4/8/2030 1,004,786
Front Range BidCo , Inc.
1,180,000 4.000%,  3/1/2027
i
1,119,891
Gray Television, Inc.
935,000 5.875%,  7/15/2026
i
931,494
iHeartCommunications , Inc.
940,000 4.750%,  1/15/2028
i
867,150
Lamar Media Corporation
600,000 3.750%,  2/15/2028
i
565,680
Level 3 Financing, Inc.
1,000,000 4.625%,  9/15/2027
i
1,007,500
980,000 4.250%,  7/1/2028
i
978,706
Neptune Finco Corporation
2,517,000 10.875%,  10/15/2025
i
2,705,775

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
150
Principal
Amount Long-Term Fixed Income (29.3%) Value
Communications Services (1.0%) - continued
Netflix, Inc.
$ 1,860,000 4.875%,  4/15/2028 $ 1,988,842
Nexstar Escrow Corporation
603,000 5.625%,  8/1/2024
i
607,523
750,000 5.625%,  7/15/2027
i
750,045
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 836,927
435,000 4.200%,  6/1/2030 505,768
SFR Group SA
1,250,000 7.375%,  5/1/2026
i
1,304,925
Sirius XM Radio, Inc.
1,760,000 5.000%,  8/1/2027
i
1,805,443
Sprint Corporation
1,750,000 7.250%,  9/15/2021 1,834,613
1,680,000 7.625%,  2/15/2025 1,938,300
Telefonica Emisiones SAU
900,000 4.570%,  4/27/2023 988,329
Telesat Canada / Telesat , LLC
1,000,000 4.875%,  6/1/2027
i
980,000
Time Warner Entertainment
Company, LP
1,691,000 8.375%,  3/15/2023 1,981,531
T-Mobile USA, Inc.
2,870,000 4.500%,  2/1/2026 2,904,325
1,450,000 3.750%,  4/15/2027
i
1,608,775
1,100,000 4.375%,  4/15/2040
i
1,272,392
Univision Communications, Inc.
590,000 6.625%,  6/1/2027
i
563,450
VeriSign, Inc.
400,000 4.750%,  7/15/2027 420,196
Verizon Communications, Inc.
1,876,000 3.376%,  2/15/2025 2,081,937
820,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
829,988
4,065,000 4.272%,  1/15/2036 5,032,652
Viacom, Inc.
1,140,000 5.850%,  9/1/2043 1,347,764
Virgin Media Secured Finance plc
1,590,000 5.500%,  8/15/2026
i
1,626,475
Vodafone Group plc
1,600,000 4.875%,  6/19/2049 2,004,771
Walt Disney Company
1,400,000 2.200%,  1/13/2028 1,461,152
2,000,000 2.650%,  1/13/2031 2,119,509
1,700,000 3.500%,  5/13/2040 1,852,408
Windstream Services, LLC
780,000 8.625%,  10/31/2025
f,i
468,000
Ziggo BV
809,000 5.500%,  1/15/2027
i
822,179
Total 101,298,123
Consumer Cyclical (0.8%)
1011778 B.C., ULC
1,790,000 4.375%,  1/15/2028
i
1,754,540
Allison Transmission, Inc.
1,270,000 5.000%,  10/1/2024
i
1,266,825
Amazon.com, Inc.
1,500,000 1.500%,  6/3/2030 1,521,206
1,870,000 3.875%,  8/22/2037 2,314,740
1,122,000 4.050%,  8/22/2047 1,462,955
Principal
Amount Long-Term Fixed Income (29.3%) Value
Consumer Cyclical (0.8%) - continued
American Honda Finance
Corporation
$ 1,600,000 2.150%,  9/10/2024 $ 1,671,499
Brookfield Property REIT, Inc.
340,000 5.750%,  5/15/2026
g,i
287,300
Brookfield Residential Properties,
Inc.
1,615,000 6.250%,  9/15/2027
i
1,544,441
Cedar Fair, LP
720,000 5.250%,  7/15/2029
i
650,966
Colt Merger Sub, Inc.
800,000 6.250%,  7/1/2025
d,i
793,760
Costco Wholesale Corporation
1,500,000 1.375%,  6/20/2027 1,531,513
D.R. Horton, Inc.
1,515,000 2.550%,  12/1/2020 1,525,817
1,500,000 2.600%,  10/15/2025 1,576,653
Daimler Finance North America,
LLC
150,000
1.106%,  (LIBOR 3M +
0.550%), 5/4/2021
b,i
149,226
Dana, Inc.
760,000 5.625%,  6/15/2028 754,444
Ford Motor Company
340,000 9.000%,  4/22/2025 367,625
190,000 9.625%,  4/22/2030 225,017
Ford Motor Credit Company, LLC
570,000 3.200%,  1/15/2021 561,450
575,000
1.576%,  (LIBOR 3M +
1.270%), 3/28/2022
b
537,656
1,940,000 4.063%,  11/1/2024 1,849,887
1,870,000 4.134%,  8/4/2025 1,773,601
General Motors Company
600,000
1.210%,  (LIBOR 3M +
0.900%), 9/10/2021
b
593,400
1,425,000 6.125%,  10/1/2025 1,601,422
1,500,000 6.800%,  10/1/2027 1,747,678
General Motors Financial
Company, Inc.
1,635,000 3.150%,  6/30/2022 1,663,462
760,000 3.950%,  4/13/2024 786,221
Hanesbrands, Inc.
1,400,000 4.875%,  5/15/2026
i
1,410,500
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
i
481,032
Hilton Domestic Operating
Company, Inc.
1,790,000 4.875%,  1/15/2030 1,763,150
Home Depot, Inc.
1,755,000 5.400%,  9/15/2040 2,493,887
1,140,000 4.250%,  4/1/2046 1,446,006
1,870,000 3.900%,  6/15/2047 2,286,793
Hyundai Capital America
2,250,000 3.000%,  6/20/2022
i
2,292,746
International Game Technology plc
770,000 5.250%,  1/15/2029
i
748,825
KB Home
650,000 4.800%,  11/15/2029 638,625
Landry's, Inc.
905,000 6.750%,  10/15/2024
i
650,469

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
151
Principal
Amount Long-Term Fixed Income (29.3%) Value
Consumer Cyclical (0.8%) - continued
Lennar Corporation
$ 925,000 4.125%,  1/15/2022 $ 936,563
1,895,000 4.875%,  12/15/2023 1,999,225
585,000 4.500%,  4/30/2024 608,277
Mastercard , Inc.
1,135,000 3.300%,  3/26/2027 1,285,275
1,070,000 3.950%,  2/26/2048 1,338,593
Mattamy Group Corporation
1,540,000 5.250%,  12/15/2027
i
1,532,300
McDonald's Corporation
1,500,000 2.125%,  3/1/2030 1,537,782
1,755,000 4.450%,  3/1/2047 2,134,732
MGM Resorts International
1,530,000 6.000%,  3/15/2023 1,545,300
Prime Security Services Borrower,
LLC
1,820,000 5.750%,  4/15/2026
i
1,885,975
Royal Caribbean Cruises, Ltd.
390,000 9.125%,  6/15/2023
i
386,881
Scientific Games International, Inc.
910,000 5.000%,  10/15/2025
i
840,167
ServiceMaster Company, LLC
1,700,000 5.125%,  11/15/2024
i
1,723,375
Six Flags Entertainment
Corporation
550,000 5.500%,  4/15/2027
g,i
491,563
Six Flags Theme Parks, Inc.
360,000 7.000%,  7/1/2025
i
372,150
Staples, Inc.
970,000 7.500%,  4/15/2026
i
762,178
Target Corporation
1,300,000 2.250%,  4/15/2025 1,390,639
TJX Companies, Inc.
1,500,000 3.750%,  4/15/2027 1,711,135
875,000 3.875%,  4/15/2030 1,028,047
ViacomCBS , Inc.
1,400,000 4.200%,  5/19/2032 1,553,189
Visa, Inc.
900,000 1.900%,  4/15/2027 940,635
1,500,000 2.700%,  4/15/2040 1,606,947
Volkswagen Group of America
Finance, LLC
1,800,000 4.250%,  11/13/2023
i
1,969,759
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,510,308
Yum! Brands, Inc.
1,290,000 4.750%,  1/15/2030
i
1,309,350
Total 77,125,682
Consumer Non-Cyclical (1.3%)
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,943,686
AbbVie, Inc.
1,450,000 2.800%,  3/15/2023
i
1,504,629
1,910,000 3.600%,  5/14/2025 2,120,790
875,000 2.950%,  11/21/2026
i
957,439
726,000 4.700%,  5/14/2045 909,224
2,500,000 4.875%,  11/14/2048 3,198,342
Albertson's Companies, Inc.
1,660,000 7.500%,  3/15/2026
i
1,798,212
Principal
Amount Long-Term Fixed Income (29.3%) Value
Consumer Non-Cyclical (1.3%) - continued
Altria Group, Inc.
$ 875,000 4.400%,  2/14/2026 $ 1,006,410
1,500,000 5.800%,  2/14/2039 1,870,190
Amgen, Inc.
1,500,000 3.375%,  2/21/2050 1,642,369
100,000 3.125%,  5/1/2025 109,778
Anheuser-Busch Companies, LLC
3,040,000 4.700%,  2/1/2036 3,583,943
Anheuser-Busch InBev Worldwide,
Inc.
3,525,000 4.750%,  4/15/2058 4,254,880
1,740,000 4.375%,  4/15/2038 1,998,297
415,000 4.600%,  4/15/2048 484,475
Anthem, Inc.
1,185,000 3.125%,  5/15/2050 1,225,296
1,870,000 4.625%,  5/15/2042 2,326,616
Aramark Services, Inc.
720,000 6.375%,  5/1/2025
i
743,494
BAT Capital Corporation
1,122,000 3.222%,  8/15/2024 1,202,268
1,496,000 4.540%,  8/15/2047 1,628,411
Bausch Health Companies, Inc.
850,000 7.000%,  1/15/2028
i
875,500
230,000 5.000%,  1/30/2028
i
216,543
230,000 5.250%,  1/30/2030
i
218,212
Baxalta , Inc.
721,000 4.000%,  6/23/2025 816,197
Becton, Dickinson and Company
1,594,000 3.734%,  12/15/2024 1,755,024
900,000 3.700%,  6/6/2027 1,006,919
Boston Scientific Corporation
1,140,000 7.375%,  1/15/2040 1,771,356
Bristol-Myers Squibb Company
1,520,000 2.875%,  8/15/2020
i
1,524,406
Bunge, Ltd. Finance Corporation
800,000 3.500%,  11/24/2020 807,559
Campbell Soup Company
450,000 2.375%,  4/24/2030 465,978
Cargill, Inc.
1,650,000 3.250%,  5/23/2029
i
1,859,640
Centene Corporation
2,050,000 4.750%,  1/15/2025 2,098,523
280,000 4.250%,  12/15/2027 288,935
670,000 4.625%,  12/15/2029 709,376
Cigna Corporation
405,000
2.109%,  (LIBOR 3M +
0.890%), 7/15/2023
b
406,985
1,200,000 4.125%,  11/15/2025 1,379,432
875,000 3.050%,  10/15/2027 924,667
1,500,000 4.800%,  8/15/2038 1,900,089
Clorox Company
2,175,000 3.100%,  10/1/2027 2,379,258
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,338,145
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,606,309
600,000 2.875%,  5/1/2030 635,589
CVS Health Corporation
400,000 4.000%,  12/5/2023 438,769
1,780,000 4.100%,  3/25/2025 2,012,149
1,500,000 3.625%,  4/1/2027 1,684,958

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
152
Principal
Amount Long-Term Fixed Income (29.3%) Value
Consumer Non-Cyclical (1.3%) - continued
$ 2,560,000 4.875%,  7/20/2035 $ 3,231,836
DaVita, Inc.
910,000 4.625%,  6/1/2030
i
904,995
DENTSPLY SIRONA, Inc.
1,785,000 3.250%,  6/1/2030 1,870,140
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
i
390,925
Encompass Health Corporation
1,030,000 4.500%,  2/1/2028 987,894
Energizer Holdings, Inc.
1,190,000 4.750%,  6/15/2028
d,i
1,167,354
Express Scripts Holding Company
1,600,000 4.800%,  7/15/2046 1,815,787
General Mills, Inc.
715,000 2.875%,  4/15/2030 777,330
HCA, Inc.
2,610,000 5.375%,  2/1/2025 2,795,962
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
i
1,684,243
JBS Investments II GmbH
560,000 5.750%,  1/15/2028
i
553,594
JBS USA, LLC
930,000 5.750%,  6/15/2025
i
941,625
1,900,000 5.500%,  1/15/2030
i
1,947,500
Kellogg Company
1,400,000 2.100%,  6/1/2030 1,417,980
Keurig Dr. Pepper, Inc.
1,125,000 3.200%,  5/1/2030 1,244,546
Kimberly-Clark Corporation
845,000 3.100%,  3/26/2030 961,859
1,900,000 3.900%,  5/4/2047 2,342,215
Kraft Foods Group, Inc.
910,000 5.000%,  6/4/2042 958,527
Kraft Heinz Foods Company
1,480,000 4.625%,  1/30/2029 1,595,125
1,370,000 3.750%,  4/1/2030
i
1,414,294
Medtronic, Inc.
2,733,000 4.375%,  3/15/2035 3,569,671
105,000 4.625%,  3/15/2045 141,358
Merck & Company, Inc.
330,000 3.700%,  2/10/2045 395,695
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
i
671,675
Mondelez International, Inc.
425,000 2.750%,  4/13/2030 458,400
Mylan, Inc.
450,000 3.125%,  1/15/2023
i
472,943
Nestle Holdings, Inc.
850,000 3.900%,  9/24/2038
i
1,055,334
Par Pharmaceutical, Inc.
910,000 7.500%,  4/1/2027
i
933,842
Post Holdings, Inc.
540,000 5.750%,  3/1/2027
i
558,900
Quest Diagnostics, Inc.
1,400,000 2.800%,  6/30/2031 1,468,645
Reynolds American, Inc.
2,338,000 5.700%,  8/15/2035 2,915,984
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
i
1,464,622
Principal
Amount Long-Term Fixed Income (29.3%) Value
Consumer Non-Cyclical (1.3%) - continued
Scotts Miracle- Gro Company
$ 990,000 4.500%,  10/15/2029 $ 1,018,462
Simmons Foods, Inc.
600,000 5.750%,  11/1/2024
i
570,000
Smithfield Foods, Inc.
1,060,000 2.650%,  10/3/2021
i
1,048,324
Spectrum Brands, Inc.
830,000 5.750%,  7/15/2025 851,804
280,000 5.500%,  7/15/2030
i
280,350
Teleflex, Inc.
220,000 4.250%,  6/1/2028
i
225,500
Tenet Healthcare Corporation
510,000 4.625%,  7/15/2024 499,764
1,340,000 5.125%,  11/1/2027
i
1,322,178
Teva Pharmaceutical Finance
Netherlands III BV
820,000 2.800%,  7/21/2023 774,900
Thermo Fisher Scientific, Inc.
900,000 4.133%,  3/25/2025 1,027,953
Tyson Foods, Inc.
748,000 3.550%,  6/2/2027 828,274
UnitedHealth Group, Inc.
1,815,000 2.950%,  10/15/2027 2,025,440
3,450,000 4.625%,  7/15/2035 4,538,299
Upjohn, Inc.
1,450,000 2.300%,  6/22/2027
i
1,496,935
VRX Escrow Corporation
3,610,000 6.125%,  4/15/2025
i
3,661,515
Zoetis, Inc.
2,490,000 4.700%,  2/1/2043 3,288,833
Total 130,198,598
Energy (0.8%)
Antero Resources Corporation
540,000 5.000%,  3/1/2025 318,600
Apache Corporation
620,000 4.375%,  10/15/2028
g
547,392
460,000 5.100%,  9/1/2040 377,809
Archrock Partners, LP
655,000 6.250%,  4/1/2028
i
599,521
BP Capital Markets America, Inc.
415,000 3.119%,  5/4/2026 452,530
2,600,000 3.543%,  4/6/2027 2,882,533
BP Capital Markets plc
1,085,000 3.535%,  11/4/2024 1,196,778
2,550,000 3.279%,  9/19/2027 2,784,897
Buckeye Partners, LP
380,000 4.125%,  3/1/2025
i
364,523
540,000 3.950%,  12/1/2026 507,616
210,000 4.125%,  12/1/2027 200,025
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 440,878
525,000 2.950%,  7/15/2030 520,912
Canadian Oil Sands, Ltd.
1,000,000 9.400%,  9/1/2021
i
1,068,617
Cheniere Energy Partners, LP
1,840,000 5.625%,  10/1/2026 1,821,950
Chesapeake Energy Corporation
545,000 11.500%,  1/1/2025
i,l,m
57,225

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
153
Principal
Amount Long-Term Fixed Income (29.3%) Value
Energy (0.8%) - continued
Comstock Resources, Inc.
$ 400,000 9.750%,  8/15/2026 $ 373,500
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,722,810
Continental Resources, Inc.
480,000 5.000%,  9/15/2022 472,411
925,000 4.500%,  4/15/2023 883,578
DCP Midstream Operating, LP
570,000 5.625%,  7/15/2027 574,275
Diamondback Energy, Inc.
1,250,000 3.500%,  12/1/2029 1,207,585
El Paso Pipeline Partners
Operating Company, LLC
1,120,000 4.300%,  5/1/2024 1,223,185
Enagas SA
1,560,000 5.500%,  1/15/2028
i
1,349,400
Enbridge, Inc.
1,285,000 2.900%,  7/15/2022 1,333,128
Endeavor Energy Resources, LP
280,000 6.625%,  7/15/2025
i
282,190
250,000 5.500%,  1/30/2026
i
239,375
710,000 5.750%,  1/30/2028
i
681,600
Energy Transfer Operating, LP
730,000 4.200%,  9/15/2023 775,627
1,600,000 6.000%,  6/15/2048 1,659,703
Energy Transfer Partners, LP
970,000 4.900%,  3/15/2035 972,859
800,000 5.150%,  2/1/2043 749,652
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 429,374
EOG Resources, Inc.
1,150,000 4.375%,  4/15/2030 1,368,936
EQM Midstream Partners LP
660,000 6.500%,  7/1/2027
i
676,058
EQT Corporation
1,020,000 3.900%,  10/1/2027 829,699
Equinor ASA
1,750,000 3.000%,  4/6/2027 1,927,486
Exxon Mobil Corporation
1,500,000 4.327%,  3/19/2050 1,879,221
1,450,000 3.452%,  4/15/2051 1,609,016
Kinder Morgan Energy Partners,
LP
1,870,000 6.500%,  9/1/2039 2,353,681
Kinder Morgan, Inc.
50,000 6.500%,  9/15/2020 50,552
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,231,597
Marathon Oil Corporation
1,175,000 4.400%,  7/15/2027 1,153,135
Marathon Petroleum Corporation
2,244,000 4.750%,  12/15/2023 2,462,507
846,000 6.500%,  3/1/2041 1,049,696
MPLX, LP
1,425,000 4.875%,  12/1/2024 1,582,698
2,244,000 4.875%,  6/1/2025 2,503,688
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 308,000
Nabors Industries, Inc.
845,000 5.750%,  2/1/2025 342,225
Principal
Amount Long-Term Fixed Income (29.3%) Value
Energy (0.8%) - continued
Nabors Industries, Ltd.
$ 700,000 7.250%,  1/15/2026
i
$ 430,500
Newfield Exploration Company
825,000 5.625%,  7/1/2024 783,772
700,000 5.375%,  1/1/2026 655,503
Noble Energy, Inc.
1,850,000 5.050%,  11/15/2044 1,681,095
Occidental Petroleum Corporation
600,000 2.700%,  8/15/2022 558,570
1,150,000 2.900%,  8/15/2024 983,250
400,000 3.400%,  4/15/2026 327,000
360,000 8.500%,  7/15/2027
d
360,900
690,000 3.500%,  8/15/2029 506,667
380,000 6.450%,  9/15/2036 325,246
960,000 4.400%,  4/15/2046 669,312
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 1,050,184
Parsley Energy, LLC
1,005,000 5.625%,  10/15/2027
g,i
989,925
Pioneer Natural Resources
Company
750,000 4.450%,  1/15/2026 867,871
Plains All American Pipeline, LP
1,600,000 4.500%,  12/15/2026 1,694,701
1,500,000 3.550%,  12/15/2029 1,458,358
QEP Resources, Inc.
390,000 5.625%,  3/1/2026 247,650
Sabine Pass Liquefaction, LLC
1,125,000 6.250%,  3/15/2022 1,198,913
1,300,000 5.625%,  4/15/2023 1,421,769
1,500,000 5.750%,  5/15/2024 1,689,225
Schlumberger Holdings
Corporation
995,000 4.000%,  12/21/2025
i
1,093,427
Southwestern Energy Company
1,000,000 7.500%,  4/1/2026
g
875,300
Suncor Energy, Inc.
990,000 3.600%,  12/1/2024 1,068,808
Sunoco Logistics Partners
Operations, LP
950,000 4.000%,  10/1/2027 973,254
Sunoco, LP
545,000 5.875%,  3/15/2028 541,000
Targa Resources Partners, LP
1,160,000 5.375%,  2/1/2027 1,119,400
Transocean Pontus, Ltd.
901,800 6.125%,  8/1/2025
i
784,566
W&T Offshore, Inc.
965,000 9.750%,  11/1/2023
i
604,090
Western Gas Partners, LP
1,496,000 4.000%,  7/1/2022 1,491,213
Western Midstream Operating, LP
550,000 3.100%,  2/1/2025 520,421
570,000 3.950%,  6/1/2025 533,930
Williams Companies, Inc.
1,815,000 7.500%,  1/15/2031 2,324,606
Williams Partners, LP
950,000 4.000%,  11/15/2021 981,075
560,000 3.600%,  3/15/2022 581,975
935,000 4.500%,  11/15/2023 1,023,998

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
154
Principal
Amount Long-Term Fixed Income (29.3%) Value
Energy (0.8%) - continued
WPX Energy, Inc.
$ 755,000 5.750%,  6/1/2026 $ 732,350
500,000 4.500%,  1/15/2030 441,805
Total 84,991,882
Financials (2.2%)
ACE INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,454,052
AerCap Ireland Capital, Ltd.
1,240,000 3.500%,  1/15/2025 1,163,847
1,250,000 3.875%,  1/23/2028 1,128,468
Aircastle , Ltd.
1,700,000 5.000%,  4/1/2023 1,656,350
Ally Financial, Inc.
975,000 5.750%,  11/20/2025 1,041,608
American International Group, Inc.
60,000 4.125%,  2/15/2024 66,942
2,245,000 3.750%,  7/10/2025 2,484,409
2,085,000 3.900%,  4/1/2026 2,355,001
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,i
714,166
Aviation Capital Group, LLC
1,300,000 2.875%,  1/20/2022
i
1,242,450
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
i
730,433
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
i
957,600
Banco Santander SA
1,400,000
2.431%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,379,071
Bank of America Corporation
1,490,000 2.881%,  4/24/2023
b
1,544,562
1,520,000 4.000%,  4/1/2024 1,687,209
1,800,000 4.200%,  8/26/2024 1,997,365
2,070,000 4.000%,  1/22/2025 2,284,565
1,800,000 3.458%,  3/15/2025
b
1,952,356
1,825,000 3.093%,  10/1/2025
b
1,970,171
1,550,000 3.824%,  1/20/2028
b
1,762,819
1,500,000 2.496%,  2/13/2031
b
1,572,283
900,000 2.592%,  4/29/2031
b
951,976
Barclays Bank plc
386,000 10.179%,  6/12/2021
i
417,415
Barclays plc
1,575,000 4.610%,  2/15/2023
b
1,658,384
83,000 3.650%,  3/16/2025 89,981
Boston Properties, LP
950,000 4.500%,  12/1/2028 1,135,976
BPCE SA
975,000 3.000%,  5/22/2022
i
1,008,162
2,541,000 3.500%,  10/23/2027
i
2,754,800
Camden Property Trust
1,975,000 3.150%,  7/1/2029 2,189,114
Capital One Financial Corporation
1,520,000 3.050%,  3/9/2022 1,577,831
1,800,000 4.200%,  10/29/2025 1,997,430
Cascades USA, Inc.
970,000 5.125%,  1/15/2026
i
984,550
CIT Group, Inc.
1,260,000 5.000%,  8/15/2022 1,286,775
Principal
Amount Long-Term Fixed Income (29.3%) Value
Financials (2.2%) - continued
$ 310,000 5.250%,  3/7/2025 $ 321,172
Citigroup, Inc.
150,000 2.750%,  4/25/2022 155,501
850,000 4.050%,  7/30/2022 903,492
1,075,000 3.142%,  1/24/2023
b
1,111,788
2,515,000 4.400%,  6/10/2025 2,816,447
1,520,000 3.200%,  10/21/2026 1,666,949
2,244,000 3.668%,  7/24/2028
b
2,501,462
1,140,000 4.125%,  7/25/2028 1,288,424
1,815,000 3.520%,  10/27/2028
b
1,999,846
978,000 4.650%,  7/23/2048 1,285,475
CNA Financial Corporation
650,000 3.900%,  5/1/2029 716,111
Comerica, Inc.
45,000 3.700%,  7/31/2023 48,483
Commerzbank AG
1,850,000 8.125%,  9/19/2023
i
2,085,805
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,715,000 3.950%,  11/9/2022 1,814,585
988,000 4.625%,  12/1/2023 1,089,507
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
i
598,734
Credit Agricole SA
1,125,000 3.250%,  1/14/2030
i
1,206,807
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,i,n
924,750
1,800,000 2.193%,  6/5/2026
b,i
1,822,495
1,385,000 3.869%,  1/12/2029
b,i
1,528,856
Credit Suisse Group Funding
(Guernsey), Ltd.
236,000 3.125%,  12/10/2020 238,703
Danske Bank AS
1,225,000 3.244%,  12/20/2025
b,i
1,273,544
Deutsche Bank AG
2,300,000 3.375%,  5/12/2021 2,323,168
950,000 4.250%,  10/14/2021 974,838
1,125,000 3.961%,  11/26/2025
b
1,180,212
Discover Bank
900,000 2.450%,  9/12/2024 943,884
1,670,000 4.682%,  8/9/2028
b
1,685,865
Duke Realty, LP
925,000 2.875%,  11/15/2029 1,008,787
ERP Operating, LP
337,000 3.375%,  6/1/2025 370,450
ESH Hospitality, Inc.
590,000 5.250%,  5/1/2025
i
570,825
Fidelity National Financial, Inc.
1,300,000 5.500%,  9/1/2022 1,398,427
Fifth Third Bancorp
1,200,000 2.600%,  6/15/2022 1,244,163
First Horizon National Corporation
1,785,000 4.000%,  5/26/2025 1,866,804
Five Corners Funding Trust
3,070,000 4.419%,  11/15/2023
i
3,418,871
GE Capital Funding, LLC
3,975,000 4.400%,  5/15/2030
i
4,133,150
GE Capital International Funding
Company
3,130,000 4.418%,  11/15/2035 3,177,721

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
155
Principal
Amount Long-Term Fixed Income (29.3%) Value
Financials (2.2%) - continued
Goldman Sachs Group, Inc.
$ 2,600,000
4.370%,  (LIBOR 3M +
3.922%), 7/2/2020
b,n
$ 2,383,420
2,150,000 2.876%,  10/31/2022
b
2,204,275
1,496,000 2.908%,  6/5/2023
b
1,550,861
1,000,000 3.625%,  2/20/2024 1,087,354
1,130,000 4.750%,  10/21/2045 1,481,412
HCP, Inc.
660,000 3.400%,  2/1/2025 711,281
Healthpeak Properties, Inc.
875,000 2.875%,  1/15/2031 898,279
HSBC Holdings plc
1,475,000 6.875%,  6/1/2021
b,n
1,496,595
1,225,000 2.650%,  1/5/2022 1,262,877
1,850,000 3.803%,  3/11/2025
b
1,998,776
1,460,000 3.900%,  5/25/2026 1,620,914
1,400,000 4.950%,  3/31/2030 1,675,425
Icahn Enterprises, LP
345,000 6.750%,  2/1/2024 347,588
1,215,000 6.375%,  12/15/2025 1,202,850
ING Groep NV
1,125,000 3.150%,  3/29/2022 1,169,600
1,300,000 4.100%,  10/2/2023 1,425,778
International Lease Finance
Corporation
750,000 5.875%,  8/15/2022 789,059
J.P. Morgan Chase & Company
80,000 2.295%,  8/15/2021 80,169
1,950,000 2.700%,  5/18/2023 2,055,331
1,320,000 3.625%,  5/13/2024 1,457,723
1,550,000 3.875%,  9/10/2024 1,718,519
2,585,000 3.125%,  1/23/2025 2,817,361
3,200,000 3.900%,  7/15/2025 3,629,091
1,475,000 4.203%,  7/23/2029
b
1,729,040
900,000 2.522%,  4/22/2031
b
950,499
2,240,000 3.882%,  7/24/2038
b
2,648,508
Kimco Realty Corporation
2,992,000 3.300%,  2/1/2025 3,139,928
Liberty Mutual Group, Inc.
760,000 4.950%,  5/1/2022
i
807,303
Lloyds Banking Group plc
1,815,000 2.907%,  11/7/2023
b
1,889,653
1,950,000 3.870%,  7/9/2025
b
2,120,683
MassMutual Global Funding
1,230,000 2.750%,  6/22/2024
i
1,315,697
MetLife, Inc.
1,300,000 4.050%,  3/1/2045 1,528,815
MGM Growth Properties Operating
Partnership, LP
410,000 4.625%,  6/15/2025
i
401,833
Mitsubishi UFJ Financial Group,
Inc.
2,160,000 3.455%,  3/2/2023 2,305,598
1,870,000 3.287%,  7/25/2027 2,049,949
Morgan Stanley
760,000 5.550%,  7/15/2020
b,n
698,587
1,683,000 2.750%,  5/19/2022 1,749,787
670,000 4.875%,  11/1/2022 728,620
1,450,000 3.125%,  1/23/2023 1,537,443
600,000 2.188%,  4/28/2026
b
624,007
1,925,000 4.350%,  9/8/2026 2,219,804
2,244,000 3.591%,  7/22/2028
b
2,523,665
Principal
Amount Long-Term Fixed Income (29.3%) Value
Financials (2.2%) - continued
$ 190,000 3.772%,  1/24/2029
b
$ 216,273
1,600,000 3.622%,  4/1/2031
b
1,827,405
MPT Operating Partnership, LP
870,000 6.375%,  3/1/2024 896,100
990,000 4.625%,  8/1/2029 994,950
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 784,064
55,000 3.850%,  6/30/2026 61,651
Nationwide Building Society
950,000 3.622%,  4/26/2023
b,i
987,120
Outfront Media Cap, LLC
980,000 4.625%,  3/15/2030
i
898,288
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
i
729,852
Prudential Financial, Inc.
1,250,000 3.700%,  3/13/2051 1,379,205
Quicken Loans, Inc.
935,000 5.750%,  5/1/2025
i
955,841
Realty Income Corporation
1,475,000 4.125%,  10/15/2026 1,687,750
Regency Centers, LP
2,100,000 4.125%,  3/15/2028 2,290,845
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,202,473
Royal Bank of Scotland Group plc
525,000 6.125%,  12/15/2022 573,101
650,000 6.100%,  6/10/2023 719,700
1,000,000 3.875%,  9/12/2023 1,078,144
1,375,000 4.445%,  5/8/2030
b
1,596,025
1,050,000 6.000%,  12/29/2049
b,n
1,063,650
Service Properties Trust
490,000 4.500%,  6/15/2023 469,141
310,000 4.750%,  10/1/2026 274,259
Simon Property Group, LP
1,520,000 4.250%,  11/30/2046 1,644,759
Societe Generale SA
1,122,000 4.750%,  11/24/2025
i
1,228,252
Springleaf Finance Corporation
910,000 6.875%,  3/15/2025 933,603
540,000 6.625%,  1/15/2028 534,600
Sumitomo Mitsui Financial Group,
Inc.
1,280,000 2.784%,  7/12/2022 1,333,393
1,090,000 3.102%,  1/17/2023 1,152,752
1,140,000 3.010%,  10/19/2026 1,245,329
Synchrony Financial
590,000 4.250%,  8/15/2024 620,494
925,000 3.950%,  12/1/2027 966,699
UBS Group Funding Jersey, Ltd.
1,158,000 4.125%,  9/24/2025
i
1,312,540
UBS Group Funding Switzerland
AG
110,000 3.491%,  5/23/2023
i
115,223
Ventas Realty, LP
1,550,000 3.100%,  1/15/2023 1,586,662
VICI Properties, LP / VICI Note
Company, Inc.
340,000 4.250%,  12/1/2026
i
326,261
200,000 3.750%,  2/15/2027
i
188,000
340,000 4.625%,  12/1/2029
i
331,500

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
156
Principal
Amount Long-Term Fixed Income (29.3%) Value
Financials (2.2%) - continued
$ 200,000 4.125%,  8/15/2030
i
$ 190,750
Voya Financial, Inc.
2,618,000 3.125%,  7/15/2024 2,798,012
Wells Fargo & Company
680,000 2.625%,  7/22/2022 708,459
1,520,000 3.450%,  2/13/2023
g
1,614,828
1,550,000 4.125%,  8/15/2023 1,687,727
1,320,000 3.000%,  2/19/2025 1,421,841
125,000 3.000%,  4/22/2026 136,500
1,475,000 3.000%,  10/23/2026 1,608,705
1,400,000 2.393%,  6/2/2028
b
1,446,238
2,680,000 4.900%,  11/17/2045 3,439,148
Welltower , Inc.
610,000 3.950%,  9/1/2023 656,709
Total 214,843,000
Mortgage-Backed Securities (8.2%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,708,038 3.500%,  5/1/2034 1,799,646
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
52,510,732 3.000%,  3/25/2050 55,344,241
32,140,909 3.000%,  4/1/2050 33,875,273
23,799,063 3.500%,  7/1/2047 25,129,785
Federal National Mortgage
Association
3,664,003 3.230%,  11/1/2020 3,661,505
13,665,510 4.500%,  5/1/2048 14,698,416
25,682,517 3.500%,  10/1/2048 27,063,991
15,537,523 3.500%,  6/1/2049 16,446,398
30,481,197 3.500%,  8/1/2049 32,235,971
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
85,100,000 2.000%,  7/1/2035
d
88,015,341
82,910,000 2.500%,  7/1/2035
d
86,780,213
33,350,000 2.000%,  8/1/2035
d
34,439,086
91,130,000 3.000%,  8/1/2049
d
95,815,056
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
49,000,000 2.000%,  7/1/2050
d
50,119,726
159,128,000 2.500%,  7/1/2050
d
165,822,564
50,122,986 4.000%,  7/1/2048 53,074,932
33,500,000 3.500%,  7/1/2049
d
35,229,961
Total 819,552,105
Technology (0.8%)
Adobe, Inc.
975,000 2.150%,  2/1/2027 1,046,479
Apple, Inc.
1,500,000 3.200%,  5/11/2027 1,700,173
1,405,000 3.000%,  11/13/2027 1,578,728
2,570,000 3.750%,  9/12/2047 3,081,351
Applied Materials, Inc.
736,000 3.300%,  4/1/2027 839,828
Avnet, Inc.
1,100,000 3.750%,  12/1/2021 1,128,745
Principal
Amount Long-Term Fixed Income (29.3%) Value
Technology (0.8%) - continued
Baidu, Inc.
$ 1,200,000 3.425%,  4/7/2030 $ 1,300,709
Broadcom Corporation
1,146,000 3.875%,  1/15/2027 1,238,897
1,350,000 3.500%,  1/15/2028 1,425,794
Broadcom, Inc.
1,875,000 4.750%,  4/15/2029
i
2,127,943
600,000 5.000%,  4/15/2030
i
689,471
CDW, LLC
380,000 4.250%,  4/1/2028 387,243
CommScope Technologies
Finance, LLC
1,470,000 6.000%,  6/15/2025
i
1,419,579
Diamond 1 Finance Corporation
3,110,000 6.020%,  6/15/2026
i
3,565,538
Diamond Sports Group, LLC
590,000 5.375%,  8/15/2026
i
427,656
980,000 6.625%,  8/15/2027
i
525,280
Fiserv, Inc.
2,000,000 2.250%,  6/1/2027 2,091,017
1,150,000 2.650%,  6/1/2030 1,213,197
Gartner, Inc.
400,000 4.500%,  7/1/2028
i
404,680
Harland Clarke Holdings
Corporation
765,000 8.375%,  8/15/2022
i
641,047
Hewlett Packard Enterprise
Company
1,600,000
2.093%,  (LIBOR 3M +
0.720%), 10/5/2021
b
1,596,891
760,000 4.400%,  10/15/2022 813,636
850,000 4.650%,  10/1/2024 954,469
Intel Corporation
3,000,000 3.100%,  2/15/2060 3,296,799
Iron Mountain, Inc.
750,000 4.875%,  9/15/2029
i
729,375
750,000 5.250%,  7/15/2030
i
734,400
KLA Corporation
1,800,000 3.300%,  3/1/2050 1,851,896
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 1,550,058
Marvell Technology Group, Ltd.
950,000 4.200%,  6/22/2023 1,020,825
1,265,000 4.875%,  6/22/2028 1,521,380
Micron Technology, Inc.
600,000 2.497%,  4/24/2023 623,064
Microsoft Corporation
2,733,000 2.675%,  6/1/2060 2,851,967
2,400,000 4.200%,  11/3/2035 3,122,637
4,500,000 3.700%,  8/8/2046 5,644,104
NCR Corporation
1,770,000 6.125%,  9/1/2029
i
1,778,655
NVIDIA Corporation
1,500,000 3.500%,  4/1/2040 1,749,921
NXP BV/NXP Funding, LLC
1,500,000 4.875%,  3/1/2024
i
1,675,252
Open Text Corporation
1,120,000 4.125%,  2/15/2030
i
1,100,400
Oracle Corporation
3,565,000 2.950%,  5/15/2025 3,890,302
1,800,000 2.800%,  4/1/2027 1,965,451

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
157
Principal
Amount Long-Term Fixed Income (29.3%) Value
Technology (0.8%) - continued
$ 1,815,000 3.850%,  7/15/2036 $ 2,117,393
1,500,000 3.600%,  4/1/2040 1,702,595
Plantronics, Inc.
970,000 5.500%,  5/31/2023
i
845,112
PTC, Inc.
300,000 3.625%,  2/15/2025
i
297,750
270,000 4.000%,  2/15/2028
i
267,991
SS&C Technologies, Inc.
1,580,000 5.500%,  9/30/2027
i
1,609,056
Texas Instruments, Inc.
1,630,000 4.150%,  5/15/2048 2,107,293
Tyco Electronics Group SA
374,000 3.450%,  8/1/2024 404,416
748,000 3.125%,  8/15/2027 815,270
Vmware , Inc.
825,000 4.650%,  5/15/2027 912,413
Total 76,384,126
Transportation (0.2%)
Air Canada Pass Through Trust
351,171 3.875%,  3/15/2023
i
296,555
Air Lease Corporation
610,000 3.500%,  1/15/2022 616,362
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,579,498
1,720,000 5.050%,  3/1/2041 2,276,603
1,175,000 4.450%,  3/15/2043 1,483,236
CSX Corporation
900,000 3.800%,  4/15/2050 1,067,168
119,000 3.700%,  11/1/2023 130,658
1,250,000 3.350%,  9/15/2049 1,374,055
Delta Air Lines, Inc.
850,000 7.000%,  5/1/2025
i
877,428
Mileage Plus Holdings, LLC
380,000 6.500%,  6/20/2027
d,i
380,950
NCL Corporation, Ltd.
600,000 3.625%,  12/15/2024
i
367,500
Penske Truck Leasing Company,
LP
1,350,000 3.375%,  2/1/2022
i
1,384,906
Southwest Airlines Company
1,125,000 4.750%,  5/4/2023 1,161,634
1,050,000 5.125%,  6/15/2027 1,088,580
United Parcel Service, Inc.
1,200,000 4.450%,  4/1/2030 1,498,740
XPO Logistics, Inc.
1,703,000 6.750%,  8/15/2024
i
1,784,063
Total 17,367,936
U.S. Government & Agencies (10.0%)
U.S. Treasury Bonds
1,500,000 2.000%,  2/15/2050 1,716,914
7,285,000 2.250%,  11/15/2027 8,204,447
72,550,000 2.875%,  5/15/2028 85,614,668
19,330,000 5.250%,  11/15/2028 26,756,193
13,650,000 1.625%,  8/15/2029 14,891,297
4,050,000 1.500%,  2/15/2030 4,377,639
2,975,000 4.375%,  5/15/2040 4,700,035
1,340,000 3.000%,  5/15/2042 1,783,718
68,726,000 2.500%,  5/15/2046 85,198,763
Principal
Amount Long-Term Fixed Income (29.3%) Value
U.S. Government & Agencies (10.0%) -
continued
$ 46,050,000 2.875%,  5/15/2049 $ 62,264,637
1,350,000 2.375%,  11/15/2049 1,666,564
U.S. Treasury Notes
2,600,000 1.375%,  8/31/2020 2,605,145
67,025,000 1.375%,  9/30/2020
g
67,223,950
14,000,000 2.750%,  11/30/2020 14,150,938
1,015,000 1.875%,  12/15/2020 1,023,009
33,900,000 2.500%,  2/28/2021 34,424,391
5,000,000 1.375%,  5/31/2021 5,054,297
36,909,000 1.125%,  8/31/2021 37,314,134
150,440,000 1.500%,  9/30/2021 152,925,786
4,300,000 2.500%,  1/15/2022 4,453,355
5,080,000 1.125%,  2/28/2022 5,160,764
22,810,000 1.875%,  7/31/2022 23,619,933
16,300,000 2.000%,  11/30/2022 17,016,945
4,910,000 2.500%,  3/31/2023 5,222,629
82,790,000 2.500%,  1/31/2024 89,565,198
27,885,000 2.125%,  7/31/2024 30,029,749
28,665,000 2.250%,  11/15/2024 31,163,110
19,170,000 2.125%,  11/30/2024 20,749,279
52,575,000 2.625%,  1/31/2026 59,157,143
90,300,000 2.500%,  2/28/2026 101,104,254
Total 999,138,884
Utilities (0.8%)
Ameren Illinois Company
830,000 4.500%,  3/15/2049 1,084,964
American Electric Power
Company, Inc.
1,502,000 2.950%,  12/15/2022 1,578,386
American Water Capital
Corporation
1,500,000 2.800%,  5/1/2030 1,630,905
Appalachian Power Company
750,000 3.300%,  6/1/2027 809,381
Arizona Public Service Company
900,000 3.500%,  12/1/2049 974,083
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,473,079
Calpine Corporation
960,000 4.500%,  2/15/2028
i
940,800
CenterPoint Energy, Inc.
605,000 3.850%,  2/1/2024 661,466
1,400,000 2.500%,  9/1/2024 1,479,061
900,000 4.250%,  11/1/2028 1,046,251
CMS Energy Corporation
1,140,000 2.950%,  2/15/2027 1,186,724
Commonwealth Edison Company
1,300,000 3.700%,  3/1/2045 1,525,014
Consolidated Edison Company of
New York, Inc.
2,650,000 4.125%,  5/15/2049 3,226,186
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 712,860
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,584,736
DTE Electric Company
965,000 3.700%,  3/15/2045 1,109,410
1,225,000 3.700%,  6/1/2046 1,420,005

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
158
Principal
Amount Long-Term Fixed Income (29.3%) Value
Utilities (0.8%) - continued
Duke Energy Carolinas, LLC
$ 2,540,000 3.700%,  12/1/2047 $ 2,996,762
Duke Energy Corporation
770,000 3.750%,  9/1/2046 871,955
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,151,181
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,799,059
Edison International
1,925,000 5.750%,  6/15/2027 2,209,947
Energy Transfer Operating, LP
1,630,000 5.200%,  2/1/2022 1,705,688
Exelon Corporation
585,000 4.700%,  4/15/2050 743,260
1,158,000 4.450%,  4/15/2046 1,407,411
FirstEnergy Corporation
460,000 2.850%,  7/15/2022 477,063
1,395,000 4.850%,  7/15/2047 1,767,134
ITC Holdings Corporation
294,000 4.050%,  7/1/2023 314,604
760,000 5.300%,  7/1/2043 952,493
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,181,023
Monongahela Power Company
990,000 5.400%,  12/15/2043
i
1,381,933
National Rural Utilities Cooperative
Finance Corporation
550,000 3.900%,  11/1/2028 651,856
1,050,000 3.700%,  3/15/2029 1,206,632
NextEra Energy Capital Holdings,
Inc.
700,000 2.750%,  5/1/2025 755,847
NextEra Energy Operating
Partners, LP
1,740,000 3.875%,  10/15/2026
i
1,737,477
NiSource Finance Corporation
748,000 3.490%,  5/15/2027 845,748
2,200,000 5.650%,  2/1/2045 2,982,146
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,285,410
Oncor Electric Delivery Company,
LLC
2,992,000 3.750%,  4/1/2045 3,581,943
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027
g,l,m
973,071
900,000 3.950%,  12/1/2047
l,m
941,400
PG&E Corporation
380,000 5.000%,  7/1/2028 378,575
300,000 5.250%,  7/1/2030 301,500
PPL Capital Funding, Inc.
552,000 3.400%,  6/1/2023 584,462
1,400,000 5.000%,  3/15/2044 1,652,612
PPL Electric Utilities Corporation
1,122,000 3.950%,  6/1/2047 1,360,215
Public Service Electric & Gas
Company
1,900,000 3.000%,  5/15/2027 2,102,228
San Diego Gas and Electric
Company
1,540,000 4.150%,  5/15/2048 1,858,158
Principal
Amount Long-Term Fixed Income (29.3%) Value
Utilities (0.8%) - continued
South Carolina Electric & Gas
Company
$ 1,850,000 5.100%,  6/1/2065 $ 2,724,386
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,712,863
Southern Company
1,843,000 3.250%,  7/1/2026 2,042,389
Southern Company Gas Capital
Corporation
1,870,000 4.400%,  5/30/2047 2,219,890
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 671,774
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 732,600
Talen Energy Supply, LLC
760,000 7.625%,  6/1/2028
i
760,000
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
i
783,750
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 1,119,003
Vistra Operations Company, LLC
1,170,000 5.000%,  7/31/2027
i
1,189,597
Total 78,558,356
Total Long-Term Fixed Income
(cost $2,770,105,296) 2,927,243,583
Shares Common Stock ( 28.8% ) Value
Communications Services (1.9%)
179,297 Activision Blizzard, Inc. 13,608,642
45,697 Alphabet, Inc., Class A
h
64,800,631
5,887 Alphabet, Inc., Class C
h
8,321,922
95,134 AMC Entertainment Holdings, Inc. 408,125
7,236 AMC Networks, Inc.
h
169,250
45,449 AT&T, Inc. 1,373,923
136,018 Auto Trader Group plc
i
885,577
10,864 Carsales.com, Ltd. 134,483
37,513 Cinemark Holdings, Inc. 433,275
182,265 Comcast Corporation 7,104,690
26,800 Consolidated Communications
Holdings, Inc.
h
181,436
69,660 Discovery, Inc., Class A
g,h
1,469,826
57,644 DISH Network Corporation
h
1,989,294
25,034 EchoStar Corporation
h
699,951
119,411 Facebook, Inc.
h
27,114,656
242,649 Gannett Company, Inc. 334,856
10,038 Hemisphere Media Group, Inc.
h
98,674
71,000 HKT Trust and HKT, Ltd. 104,190
1,755 IAC/ InterActiveCorp
h
567,567
58,415 Interpublic Group of Companies,
Inc. 1,002,401
2,525 Ipsos SA 63,655
6,800 KDDI Corporation 202,893
50,214 Lions Gate Entertainment
Corporation, Class A
h
372,086
41,871 Lions Gate Entertainment
Corporation, Class B
h
285,979
344,128 Live Nation Entertainment, Inc.
h
15,255,194
3,050 Madison Square Garden
Entertainment Corporation
h
228,750

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
159
Shares Common Stock (28.8%) Value
Communications Services (1.9%) - continued
76,087 Mediaset Espana Comunicacion
SA
h
$ 282,211
35,766 Meredith Corporation 520,395
12,818 News Corporation 153,175
700 NEXON Company, Ltd. 15,789
600 Nintendo Company, Ltd. 268,241
2,700 Nippon Telegraph & Telephone
Corporation 62,909
10,800 NTT DOCOMO, Inc. 286,719
139,650 ORBCOMM, Inc.
h
537,652
139,921 QuinStreet , Inc.
h
1,463,574
6,088 Rightmove plc 41,152
20,330 RingCentral, Inc.
h
5,794,253
12,050 Scholastic Corporation 360,777
32,339 Seven West Media, Ltd.
h
2,068
37,600 SoftBank Corporation 479,258
8,100 SoftBank Group Corporation 408,464
20,768 Take-Two Interactive Software,
Inc.
h
2,898,590
24,400 TV Asahi Holdings Corporation 355,496
57,429 Twitter, Inc.
h
1,710,810
359,504 Uber Technologies, Inc.
h
11,173,384
180,243 Verizon Communications, Inc. 9,936,797
4,040 ViacomCBS , Inc. 94,213
34,943 Walt Disney Company 3,896,494
5,391 Wolters Kluwer NV 421,066
43,761 Zillow Group, Inc.
h
2,515,382
Total 190,890,795
Consumer Discretionary (4.1%)
7,187 Aaron's, Inc. 326,290
300 ABC-MART, Inc. 17,599
27,637 Abercrombie & Fitch Company 294,058
23,099 Adient plc
h
379,286
48,489 Amazon.com, Inc.
h
133,772,423
47,397 American Eagle Outfitters, Inc. 516,627
2,302 American Public Education, Inc.
h
68,139
1,500 AOKI Holdings, Inc. 8,714
245,411 Aptiv plc 19,122,425
39,410 At Home Group, Inc.
h
255,771
3,000 Autobacs Seven Company, Ltd. 37,907
1,851 AutoZone, Inc.
h
2,088,150
24,069 B&M European Value Retail SA 118,477
34,843 Beazer Homes USA, Inc.
h
350,869
110,490 Bed Bath & Beyond, Inc. 1,171,194
5,060 Berkeley Group Holdings plc 260,590
19,358 Big Lots, Inc. 813,036
15,749 BJ's Restaurants, Inc. 329,784
12,324 Bloomin ' Brands, Inc. 131,374
2,016 Booking Holdings, Inc.
h
3,210,157
2,000 Bridgestone Corporation 64,551
78,463 Bright Horizons Family Solutions,
Inc.
h
9,195,864
44,068 Burlington Stores, Inc.
h
8,678,311
17,713 Caleres , Inc. 147,726
24,689 Camping World Holdings, Inc. 670,553
42,804 Capri Holdings, Ltd.
h
669,027
19,763 Carnival Corporation 324,508
17,547 Cedar Fair, LP 482,543
32,516 Century Casinos, Inc.
h
134,941
12,801 Century Communities, Inc.
h
392,479
232,735 Chico's FAS, Inc. 321,174
4,948 Children's Place, Inc. 185,154
13,479 Chipotle Mexican Grill, Inc.
h
14,184,760
4,100 Chiyoda Company, Ltd. 44,914
Shares Common Stock (28.8%) Value
Consumer Discretionary (4.1%) - continued
695 Churchill Downs, Inc. $ 92,539
39,600 Citizen Watch Company, Ltd. 129,088
182,662 Cooper-Standard Holdings, Inc.
h
2,420,272
6,573 Cracker Barrel Old Country Store,
Inc. 729,011
40,003 Crocs, Inc.
h
1,472,910
39,054 Culp, Inc. 336,255
44,575 D.R. Horton, Inc. 2,471,684
15,223 Dana, Inc. 185,568
16,470 Darden Restaurants, Inc. 1,247,932
32,783 Dave & Buster's Entertainment,
Inc. 436,997
4,950 Deckers Outdoor Corporation
h
972,131
19,300 Denso Corporation 756,889
123,793 Designer Brands, Inc. 838,079
8,569 Dick's Sporting Goods, Inc. 353,557
12,112 Dine Brands Global, Inc. 509,915
8,917 Dollarama , Inc. 296,620
14,469 Domino's Pizza, Inc. 5,345,427
91,639 Duluth Holdings, Inc.
g,h
675,379
25,663 Eldorado Resorts, Inc.
h
1,028,060
53,485 Emerald Holding, Inc 164,734
26,817 Ethan Allen Interiors, Inc. 317,245
60,943 Etsy, Inc.
h
6,473,975
300 Exedy Corporation 4,478
46,931 Express, Inc.
h
72,274
15,306 Extended Stay America, Inc. 171,274
200 Fast Retailing Company, Ltd. 114,954
98,221 Five Below, Inc.
h
10,500,807
33,774 Foot Locker, Inc. 984,850
30,868 Fossil, Inc.
h
143,536
70,000 Galaxy Entertainment Group, Ltd. 480,182
82,674 GameStop Corporation
h
358,805
17,082 Gap, Inc. 215,575
28,142 Garrett Motion, Inc.
h
155,907
35,490 Genuine Parts Company 3,086,210
12,420 G-III Apparel Group, Ltd.
h
165,062
33,726 Goodyear Tire & Rubber Company 301,679
6,954 Grand Canyon Education, Inc.
h
629,546
3,057 GVC Holdings plc 28,020
107 Hermes International 89,838
125,933 Home Depot, Inc. 31,547,476
4,911 Hooker Furniture Corporation 95,519
10,646 Hovnanian Enterprises, Inc.
h
249,010
12,284 Industria de Diseno Textil SA 325,935
4,527 Jack in the Box, Inc. 335,405
21,829 KB Home 669,714
42,795 Knoll, Inc. 521,671
40,211 Kohl's Corporation 835,182
16,326 Kontoor Brands, Inc. 290,766
53,502 L Brands, Inc. 800,925
30,024 Lear Corporation 3,273,217
39,649 Leggett & Platt, Inc. 1,393,662
60,985 Lowe's Companies, Inc. 8,240,293
12,348 Lululemon Athletica , Inc.
h
3,852,699
79,104 Macy's, Inc. 544,236
3,050 Madison Square Garden Sports
Corporation
h
448,015
22,752 Marcus Corporation 301,919
3,828 Marriott Vacations Worldwide
Corporation 314,700
121,646 Mattel, Inc.
h
1,176,317
19,042 McDonald's Corporation 3,512,678
163 Mercadolibre , Inc.
h
160,681
75,455 Michaels Companies, Inc.
h
533,467

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
160
Shares Common Stock (28.8%) Value
Consumer Discretionary (4.1%) - continued
15,798 Modine Manufacturing Company
h
$ 87,205
13,652 Mohawk Industries, Inc.
h
1,389,228
52,273 Moneysupermarket.com Group plc 209,687
60,168 Movado Group, Inc. 652,221
3,973 Netflix, Inc.
h
1,807,874
2,780 Newell Brands, Inc. 44,146
14,400 NHK Spring Company, Ltd. 93,653
148,609 NIKE, Inc. 14,571,112
8,600 Nissan Motor Company, Ltd. 31,893
23,032 Nordstrom, Inc. 356,766
59,476 Norwegian Cruise Line Holdings,
Ltd.
h
977,191
2,257 NVR, Inc.
h
7,354,999
158,592 Office Depot, Inc. 372,691
75,525 Ollie's Bargain Outlet Holdings,
Inc.
h
7,375,016
2,400 Onward Holdings Company, Ltd. 7,093
700 Oriental Land Company, Ltd. 92,502
21,885 Oxford Industries, Inc. 963,159
19,888 Park Hotels & Resorts, Inc. 196,692
251,123 Party City Holdco, Inc.
h
374,173
66,262 Penn National Gaming, Inc.
h
2,023,641
172,320 Planet Fitness, Inc.
h
10,437,422
330,102 Playa Hotels and Resorts NV
h
1,194,969
2,800 PLENUS Company, Ltd. 46,488
1,168 Pool Corporation 317,544
45,768 PulteGroup, Inc. 1,557,485
9,843 PVH Corporation 472,956
123,309 Qurate Retail, Inc.
h
1,171,436
6,628 Red Robin Gourmet Burgers, Inc.
h
67,606
120,321 Red Rock Resorts, Inc. 1,312,702
32,767 Redrow plc 174,748
1,160 Restaurant Brands International,
Inc. 63,371
16,858 RH
g,h
4,195,956
4,900 Rinnai Corporation 410,342
18,455 Royal Caribbean Cruises, Ltd. 928,287
58,030 Ruth's Hospitality Group, Inc. 473,525
17,131 Sally Beauty Holdings, Inc.
h
214,651
7,200 Sangetsu Company, Ltd. 101,954
4,694 SeaWorld Entertainment, Inc.
h
69,518
3,300 SHIMAMURA Company, Ltd. 223,516
41,067 Signet Jewelers, Ltd. 421,758
55,439 Six Flags Entertainment
Corporation 1,064,983
50,950 Skyline Corporation
h
1,240,123
16,064 Sleep Number Corporation
h
668,905
5,100 Sony Corporation 352,054
44,310 Sony Corporation ADR 3,063,150
41,786 Standard Motor Products, Inc. 1,721,583
39,650 Stoneridge, Inc.
h
819,169
69,800 Sumitomo Electric Industries, Ltd. 805,192
1,700 Sumitomo Forestry Company, Ltd. 21,388
34,400 Sumitomo Rubber Industries, Ltd. 340,715
3,519 Super Retail Group, Ltd. 19,799
502 Super Retail Group, Ltd. Rights
e,h
0
65,297 Tailored Brands, Inc. 61,249
1,000 Takara Standard Company, Ltd. 14,183
77,858 Taylor Morrison Home Corporation
h
1,501,881
123,141 Taylor Wimpey plc 217,344
50,842 Tenneco, Inc.
h
384,366
118,986 Texas Roadhouse, Inc. 6,255,094
11,695 Thor Industries, Inc. 1,245,868
51,251 TJX Companies, Inc. 2,591,251
52,032 Toll Brothers, Inc. 1,695,723
Shares Common Stock (28.8%) Value
Consumer Discretionary (4.1%) - continued
17,679 TopBuild Corporation
h
$ 2,011,340
5,000 Toyoda Gosei Company, Ltd. 104,468
1,600 Toyota Motor Corporation 100,615
21,269 Tri Pointe Homes, Inc.
h
312,442
28,515 Tupperware Brands Corporation 135,446
22,779 Ulta Beauty, Inc.
h
4,633,704
8,248 Urban Outfitters, Inc.
h
125,535
8,103 Vail Resorts, Inc. 1,475,961
372 Wayfair, Inc.
h
73,511
11,369 Wendy's Company 247,617
1,330 Williams-Sonoma, Inc. 109,073
24,279 Wingstop , Inc. 3,374,053
30,892 Workhorse Group, Inc.
h
537,212
7,005 Yum! Brands, Inc. 608,805
3,000 Z Holdings Corporation 14,723
43,506 Zumiez , Inc.
h
1,191,194
Total 404,927,021
Consumer Staples (0.8%)
4,152 Andersons, Inc. 57,132
4,200 Arcs Company, Ltd. 84,630
7,709 B&G Foods, Inc. 187,945
23,380 BJ's Wholesale Club Holdings,
Inc.
h
871,373
5,611 Carlsberg AS 744,064
38,062 Casey's General Stores, Inc. 5,691,030
6,534 Central Garden & Pet Company
h
235,159
124,145 Coca-Cola Company 5,546,799
58,510 Colgate-Palmolive Company 4,286,443
9,159 Costco Wholesale Corporation 2,777,100
183,065 Cott Corporation 2,517,144
69,298 e.l.f . Beauty, Inc.
h
1,321,513
10,228 Edgewell Personal Care Company
h
318,704
5,142 Energizer Holdings, Inc. 244,194
6,051 ForFarmers BV 36,983
1,414 Glanbia plc 16,068
103,675 Hain Celestial Group, Inc.
h
3,266,799
300 Japan Tobacco, Inc. 5,572
12,166 John B. Sanfilippo & Son, Inc. 1,038,125
1,500 Kao Corporation 119,037
3,700 Kewpie Corporation 69,723
14,065 Kimberly-Clark Corporation 1,988,088
45,179 Lamb Weston Holdings, Inc. 2,888,293
26 Lindt & Spruengli AG 214,743
777 L'Oreal SA
h
250,773
3,648 McCormick & Company, Inc. 654,488
1,500 Ministop Company, Ltd. 21,031
39,067 Monster Beverage Corporation
h
2,708,124
15,102 Nestle SA 1,674,368
35,477 PepsiCo, Inc. 4,692,188
150,647 Philip Morris International, Inc. 10,554,329
51,254 Procter & Gamble Company 6,128,441
11,030 Seneca Foods Corporation
h
372,924
1,400 Shiseido Company, Ltd. 89,209
70,019 Simply Good Foods Company
h
1,300,953
8,258 Sprouts Farmers Markets, Inc.
h
211,322
7,800 Sugi Holdings Company, Ltd. 528,951
13,100 Sundrug Company, Ltd. 433,554
9,453 TreeHouse Foods, Inc.
h
414,041
160,012 Turning Point Brands, Inc. 3,985,899
600 Unicharm Corporation 24,607
7,174 Unilever NV 382,500
32,290 Vector Group, Ltd. 324,837

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
161
Shares Common Stock (28.8%) Value
Consumer Staples (0.8%) - continued
80,991 Wal-Mart Stores, Inc. $ 9,701,102
Total 78,980,302
Energy (0.6%)
103,503 Abraxas Petroleum Corporation
h
24,158
175,940 Antero Midstream Corporation 897,294
70,010 Apache Corporation 945,135
342,438 Archrock , Inc. 2,222,423
111,379 BP plc ADR 2,597,358
100,615 Centennial Resource
Development, Inc.
h
89,547
18,333 ChampionX Corporation
h
178,930
48,057 Chevron Corporation 4,288,126
101,081 Cimarex Energy Company 2,778,717
84,817 CNX Resources Corporation
h
733,667
30,869 Concho Resources, Inc. 1,589,753
30,200 ConocoPhillips 1,269,004
43,734 Continental Resources, Inc. 766,657
40,689 Core Laboratories NV 826,800
20,647 Delek US Holdings, Inc. 359,464
132,202 Devon Energy Corporation 1,499,171
28,757 Diamondback Energy, Inc. 1,202,618
63,100 Eneos Holdings, Inc. 224,924
19,161 Eni SPA 183,677
194,404 EnLink Midstream, LLC 474,346
77,749 Enterprise Products Partners, LP 1,412,699
29,021 EOG Resources, Inc. 1,470,204
103,194 EQT Corporation 1,228,009
84,627 Equitrans Midstream Corporation 703,250
8,914 Evolution Petroleum Corporation 24,959
60,457 Exterran Corporation
h
325,863
53,203 Exxon Mobil Corporation 2,379,238
86,909 Frank's International NV
h
193,807
658 Gaztransport Et Technigaz SA 50,493
68,722 Gran Tierra Energy, Inc.
h
23,792
75,721 Halliburton Company 982,859
93,534 Helmerich & Payne, Inc. 1,824,848
6,206 John Wood Group plc 14,881
105,177 Kosmos Energy, Ltd. 174,594
50,662 Liberty Oilfield Services, Inc. 277,628
364,367 Marathon Oil Corporation 2,229,926
67,393 Marathon Petroleum Corporation 2,519,150
5,455 Nabors Industries, Ltd. 201,944
34,169 NexTier Oilfield Solutions, Inc.
h
83,714
178,760 Nine Energy Service, Inc.
h
348,582
97,828 Noble Energy, Inc. 876,539
63,698 Oceaneering International, Inc.
h
407,030
1,869 OMV AG
h
63,067
10,679 ONEOK, Inc. 354,756
83,035 Patterson-UTI Energy, Inc. 288,131
16,253 PBF Energy, Inc. 166,431
7,808 PDC Energy, Inc.
h
97,132
47,794 Peabody Energy Corporation 137,647
29,012 Pioneer Natural Resources
Company 2,834,472
54,529 Plains GP Holdings, LP 485,308
27,710 ProPetro Holding Corporation
h
142,429
182,588 QEP Resources, Inc. 235,539
56,260 Range Resources Corporation 316,744
33,962 Royal Dutch Shell plc, Class A 543,773
54,641 Royal Dutch Shell plc, Class B 828,371
30,437 RPC, Inc.
h
93,746
29,788 Schlumberger, Ltd. 547,801
51,611 SEACOR Holdings, Inc.
h
1,461,624
16,486 SM Energy Company 61,822
Shares Common Stock (28.8%) Value
Energy (0.6%) - continued
200,309 Southwestern Energy Company
h
$ 512,791
98,904 Talos Energy, Inc.
h
909,917
21,867 Targa Resources Corporation 438,871
5,375 TC Energy Corporation 229,633
18,847 Total SA 726,707
18,847 Total SA Rights
e,h
2,760
104,431 Transocean, Ltd.
h
191,109
19,802 Valero Energy Corporation 1,164,754
388,485 WPX Energy, Inc.
h
2,478,534
Total 56,219,647
Financials (3.2%)
1,766 1st Source Corporation 62,834
30,743 AB Industrivarden
h
700,756
61,483 Aflac, Inc. 2,215,233
58,456 AG Mortgage Investment Trust,
Inc. 186,475
13,400 AIA Group, Ltd. 125,392
57,556 Air Lease Corporation 1,685,815
5,241 Alleghany Corporation 2,563,583
8,017 Allianz SE 1,638,206
103,109 Ally Financial, Inc. 2,044,651
10,538 American Equity Investment Life
Holding Company 260,394
133,097 American Express Company 12,670,834
135,658 American Financial Group, Inc. 8,608,857
46,018 American International Group, Inc. 1,434,841
8,819 Ameriprise Financial, Inc. 1,323,203
50,621 Ameris Bancorp 1,194,149
8,287 Aon plc 1,596,076
400 Aozora Bank, Ltd. 6,975
10,713 Argo Group International Holdings,
Ltd. 373,134
31,723 Arthur J. Gallagher & Company 3,092,675
18,619 Artisan Partners Asset
Management, Inc. 605,118
66,921 Associated Banc-Corp 915,479
207,196 Assured Guaranty, Ltd. 5,057,654
6,395 Baloise Holding AG 963,410
81,109 Bank Leumi Le-Israel BM 407,809
417,724 Bank of America Corporation 9,920,945
6,272 Bank of Marin Bancorp 209,046
10,154 Bank of Montreal 540,460
42,324 Bank of N.T. Butterfield & Son, Ltd. 1,032,282
14,039 Bank OZK 329,495
39,365 BankFinancial Corporation 330,666
16,845 BankUnited , Inc. 341,111
44,572 Banner Corporation 1,693,736
27,145 Berkshire Hathaway, Inc.
h
4,845,654
8,646 BlackRock, Inc. 4,704,202
17,278 Blackstone Mortgage Trust, Inc. 416,227
10,085 BOK Financial Corporation 569,197
178,178 Boston Private Financial Holdings,
Inc. 1,225,865
107,753 Bridgewater Bancshares, Inc.
h
1,104,468
22,798 Brighthouse Financial, Inc.
h
634,240
180,721 BrightSphere Investment Group 2,251,784
15,559 Brown & Brown, Inc. 634,185
14,729 Byline Bancorp, Inc. 192,950
64,550 Capital One Financial Corporation 4,040,185
296,679 Charles Schwab Corporation 10,009,949
18,336 Chubb, Ltd. 2,321,704
65,336 CI Financial Corporation 831,138
14,558 Cincinnati Financial Corporation 932,149
41,932 CIT Group, Inc. 869,250

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
162
Shares Common Stock (28.8%) Value
Financials (3.2%) - continued
162,510 Citigroup, Inc. $ 8,304,261
55,696 Citizens Financial Group, Inc. 1,405,767
5,990 CME Group, Inc. 973,615
9,205 Cohen & Steers, Inc. 626,400
270,214 Colony Capital, Inc. 648,514
107,194 Comerica, Inc. 4,084,091
11,865 Commonwealth Bank of Australia 573,011
50,520 Community Trust Bancorp, Inc. 1,655,035
58,744 Cullen/Frost Bankers, Inc. 4,388,764
48,100 DBS Group Holdings, Ltd. 723,753
2,354 Deutsche Boerse AG 426,017
18,443 Deutsche Pfandbriefbank AG
h,i
134,944
1,447 Diamond Hill Investment Group,
Inc. 164,481
26,903 Discover Financial Services 1,347,571
47,929 DnB ASA
h
639,732
16,542 East West Bancorp, Inc. 599,482
18,072 Ellington Residential Mortgage
REIT 186,142
13,096 Encore Capital Group, Inc.
h
447,621
18,971 Enterprise Financial Services
Corporation 590,378
41,923 Essent Group, Ltd. 1,520,547
11,545 Euronext NV
i
1,162,048
22,656 Evercore , Inc. 1,334,892
471,646 Everi Holdings, Inc.
h
2,433,693
12,864 FBL Financial Group, Inc. 461,689
4,878 Federal Agricultural Mortgage
Corporation 312,241
12,020 Fifth Third Bancorp 231,746
39,061 Financial Institutions, Inc. 726,925
30,091 First American Financial
Corporation 1,444,970
2,564 First Bancshares, Inc. 57,690
79,709 First Busey Corporation 1,486,573
6,331 First Citizens BancShares , Inc. 2,564,182
29,625 First Financial Corporation 1,091,385
102,722 First Interstate BancSystem , Inc. 3,180,273
2,119 First Mid-Illinois Bancshares, Inc. 55,581
51,504 First Midwest Bancorp, Inc. 687,578
6,304 First of Long Island Corporation 103,007
22,796 First Republic Bank 2,416,148
125,536 FlexiGroup , Ltd. 99,713
19,835 Glacier Bancorp, Inc. 699,977
8,045 Goldman Sachs Group, Inc. 1,589,853
89,646 Granite Point Mortgage Trust, Inc. 643,658
58,293 Great Southern Bancorp, Inc. 2,352,706
45,430 Great Western Bancorp, Inc. 625,117
177 Groupe Bruxelles Lambert SA 14,825
43,945 Hamilton Lane, Inc. 2,960,575
38,031 Hancock Whitney Corporation 806,257
2,813 Hanmi Financial Corporation 27,314
38,955 Hanover Insurance Group, Inc. 3,947,310
84,282 Hartford Financial Services Group,
Inc. 3,249,071
56,725 Heartland Financial USA, Inc. 1,896,884
178,743 Heritage Commerce Corporation 1,341,466
2,807 Heritage Financial Corporation 56,140
49,579 Hometrust Bancshares, Inc. 793,264
69,592 Horizon Bancorp, Inc. 743,938
13,716 Houlihan Lokey , Inc. 763,158
35,728 HSBC Holdings plc 166,049
61,948 Independent Bank Corporation 919,928
91,981 Interactive Brokers Group, Inc. 3,842,046
Shares Common Stock (28.8%) Value
Financials (3.2%) - continued
21,181 International Bancshares
Corporation $ 678,216
189,785 Israel Discount Bank, Ltd. 578,841
50,617 J.P. Morgan Chase & Company 4,761,035
1,454 Janus Henderson Group plc 30,767
6,000 Japan Exchange Group, Inc. 138,960
13,000 Japan Post Bank Company, Ltd. 96,684
2,100 Japan Post Holdings Company,
Ltd. 14,987
49,479 Kemper Corporation 3,588,217
292,174 KeyCorp 3,558,679
1,538 L E Lundbergforetagen AB
h
70,108
25,626 Lakeland Bancorp, Inc. 292,905
12,174 Laurentian Bank of Canada
g
256,465
13,722 Loews Corporation 470,527
26,287 M&T Bank Corporation 2,733,059
23,895 Manulife Financial Corporation 325,089
2,680 Markel Corporation
h
2,474,096
8,582 Marsh & McLennan Companies,
Inc. 921,449
8,794 Mercantile Bank Corporation 198,744
76,668 Meridian Bancorp, Inc. 889,349
53,502 MetLife, Inc. 1,953,893
81,758 MidWestOne Financial Group, Inc. 1,635,160
26,600 Mitsubishi UFJ Financial Group,
Inc. 104,685
4,148 Mizrahi Tefahot Bank, Ltd. 77,941
85,399 Morgan Stanley 4,124,772
1,447 Morningstar, Inc. 203,984
42,532 Mr. Cooper Group, Inc.
h
529,098
1,700 MS and AD Insurance Group
Holdings, Inc. 46,816
14,024 MSCI, Inc. 4,681,492
5,188 National Bank of Canada 235,096
919 National Western Life Group, Inc. 186,732
2,964 NBT Bancorp, Inc. 91,173
36,914 Northern Trust Corporation 2,928,757
12,452 Northwest Bancshares, Inc. 127,322
5,977 OFG Bancorp 79,913
12,562 Old Republic International
Corporation 204,886
34,704 Old Second Bancorp, Inc. 269,997
3,071 Onex Corporation 138,733
10,593 PacWest Bancorp 208,788
3,698 Paragon Banking Group plc 16,064
3,186 Pargesa Holding SA 241,567
848 Park National Corporation 59,682
2,364 Peapack -Gladstone Financial
Corporation 44,278
11,255 Peoples Bancorp, Inc. 239,506
172,956 Popular, Inc. 6,428,775
12,693 Power Corporation of Canada 223,268
72,250 Premier Financial Corporation 1,276,658
18,327 Primerica, Inc. 2,136,928
86,645 Prosight Global, Inc.
h
771,141
4,352 Provident Financial Services, Inc. 62,886
40,997 QCR Holdings, Inc. 1,278,286
142,943 Radian Group, Inc. 2,217,046
118,849 Raymond James Financial, Inc. 8,180,377
99,103 Redwood Trust, Inc. 693,721
41,885 Reinsurance Group of America,
Inc. 3,285,459
21,076 Renasant Corporation 524,792
6,835 Royal Bank of Canada 463,739
41,346 S&P Global, Inc. 13,622,680

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
163
Shares Common Stock (28.8%) Value
Financials (3.2%) - continued
5,033 Safety Insurance Group, Inc. $ 383,817
10,767 Sandy Spring Bancorp, Inc. 266,806
92,256 Santander Consumer USA
Holdings, Inc.
g
1,698,433
121,584 Seacoast Banking Corporation of
Florida
h
2,480,314
84,829 SEI Investments Company 4,663,898
15,678 Selective Insurance Group, Inc. 826,858
4,200 Senshu Ikeda Holdings, Inc. 6,267
517 Signature Bank 55,278
9,400 Singapore Exchange, Ltd. 56,566
33,698 SLM Corporation 236,897
50,694 Spirit of Texas Bancshares, Inc.
h
624,043
56,940 Starwood Property Trust, Inc. 851,822
17,495 State Auto Financial Corporation 312,286
24,554 Sun Life Financial, Inc. 902,327
28,244 SVB Financial Group
h
6,087,429
2,618 Swiss Life Holding AG 973,945
228,899 Synovus Financial Corporation 4,699,296
34,537 T. Rowe Price Group, Inc. 4,265,320
5,002 TCF Financial Corporation 147,159
15,069 Territorial Bancorp, Inc. 358,492
4,335 Texas Capital Bancshares, Inc.
h
133,821
26,981 TMX Group, Ltd. 2,667,693
4,600 Tokio Marine Holdings, Inc. 201,356
1,535 Topdanmark AS 63,582
737 Torchmark Corporation 54,708
43,546 Toronto-Dominion Bank 1,943,468
23,925 TPG RE Finance Trust, Inc. 205,755
31,512 TriCo Bancshares 959,540
59,748 Triumph Bancorp, Inc.
h
1,450,084
68,320 Truist Financial Corporation 2,565,416
117,098 TrustCo Bank Corporation 741,230
63,274 Two Harbors Investment
Corporation 318,901
5,627 Umpqua Holdings Corporation 59,871
4,567 Univest Financial Corporation 73,711
5,561 Walker & Dunlop, Inc. 282,554
22,682 Washington Trust Bancorp, Inc. 742,836
101,074 Webster Financial Corporation 2,891,727
135,288 Wells Fargo & Company 3,463,373
16,697 WesBanco , Inc. 339,116
2,161 Westamerica Bancorporation 124,085
143,127 Western Alliance Bancorp 5,420,220
110,549 Western Asset Mortgage Capital
Corporation 302,904
2,210 Westwood Holdings Group, Inc. 34,808
104,847 Wintrust Financial Corporation 4,573,426
164,668 Zions Bancorporations NA 5,598,712
Total 323,228,855
Health Care (4.3%)
48,159 Abbott Laboratories 4,403,177
9,629 AbbVie, Inc. 945,375
6,626 Acadia Healthcare Company, Inc.
h
166,445
4,013 Acceleron Pharma, Inc.
h
382,319
62,159 ADMA Biologics, Inc.
h
182,126
34,805 Agile Therapeutics, Inc.
h
96,758
32,447 Agilent Technologies, Inc. 2,867,341
62,727 Agios Pharmaceuticals, Inc.
h
3,354,640
17,962 Akebia Therapeutics, Inc.
h
243,924
13,690 Alexion Pharmaceuticals, Inc.
h
1,536,566
11,155 Align Technology, Inc.
h
3,061,378
30,743 Alkermes plc
h
596,568
11,449 AmerisourceBergen Corporation 1,153,716
Shares Common Stock (28.8%) Value
Health Care (4.3%) - continued
56,865 Amgen, Inc. $ 13,412,179
32,121 AMN Healthcare Services, Inc.
h
1,453,154
30,616 AnaptysBio , Inc.
h
683,961
24,672 Anavex Life Sciences Corporation
h
121,386
4,950 Anthem, Inc. 1,301,751
14,364 Arena Pharmaceuticals, Inc.
h
904,214
6,506 Argenx SE ADR
h
1,465,346
7,959 Assembly Biosciences, Inc.
h
185,604
4,200 Astellas Pharmaceutical, Inc. 70,138
17,008 Atara Biotherapeutics , Inc.
h
247,807
7,076 Athenex , Inc.
h
97,366
777 Atrion Corporation 494,957
4,578 AVROBIO, Inc.
h
79,886
77,489 Axonics Modulation Technologies,
Inc.
g,h
2,720,639
3,842 Axsome Therapeutics, Inc.
h
316,120
66,175 Bausch Health Companies, Inc.
h
1,210,341
7,338 Becton, Dickinson and Company 1,755,763
10,021 Biogen, Inc.
h
2,681,119
37,985 Biohaven Pharmaceutical Holding
Company, Ltd.
h
2,777,083
3,782 Bio-Rad Laboratories, Inc.
h
1,707,535
30,638 Bio- Techne Corporation 8,090,577
13,355 Bluebird Bio, Inc.
h
815,189
2,616 Blueprint Medicines Corporation
h
204,048
6,279 Bruker Corporation 255,430
157,481 Catalent , Inc.
h
11,543,357
59,620 Centene Corporation
h
3,788,851
78,008 Cerner Corporation 5,347,448
15,495 Charles River Laboratories
International, Inc.
h
2,701,553
5,658 Chemed Corporation 2,552,154
9,000 Chugai Pharmaceutical Company,
Ltd. 481,860
22,782 Cigna Holding Company 4,275,042
19,952 Clovis Oncology, Inc.
h
134,676
32,458 Community Health Systems, Inc.
h
97,699
53,523 CryoLife , Inc.
h
1,026,036
8,219 CSL, Ltd. 1,634,663
61,784 CVS Health Corporation 4,014,107
15,757 CytomX Therapeutics, Inc.
h
131,256
3,800 Daiichi Sankyo Company, Ltd. 310,808
10,433 Danaher Corporation 1,844,867
4,261 Deciphera Pharmaceuticals, Inc.
h
254,467
18,838 Dexcom , Inc.
h
7,636,925
45,443 Dynavax Technologies
Corporation
h
403,079
184,972 Edwards Lifesciences Corporation
h
12,783,415
1,000 Eisai Company, Ltd. 79,449
16,060 Eli Lilly and Company 2,636,731
9,514 Encompass Health Corporation 589,202
52,760 Endo International plc
h
180,967
26,137 Gilead Sciences, Inc. 2,010,981
90,808 GlaxoSmithKline plc 1,834,288
55,112 GlaxoSmithKline plc ADR 2,248,019
4,489 Global Blood Therapeutics, Inc.
h
283,391
8,154 Grifols SA 247,946
110,314 Guardant Health, Inc.
h
8,949,775
118,421 Halozyme Therapeutics, Inc.
h
3,174,867
27,056 HCA Healthcare, Inc. 2,626,055
7,483 HealthStream , Inc.
h
165,599
35,137 Hill-Rom Holdings, Inc. 3,857,340
27,028 Humana, Inc. 10,480,107
199 ICU Medical, Inc.
h
36,678
1,230 IDEXX Laboratories, Inc.
h
406,097

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
164
Shares Common Stock (28.8%) Value
Health Care (4.3%) - continued
79,333 ImmunoGen , Inc.
h
$ 364,932
29,836 Immunomedics , Inc.
h
1,057,388
11,538 Insmed , Inc.
h
317,757
38,514 Inspire Medical Systems, Inc.
h
3,351,488
25,415 Insulet Corporation
h
4,937,118
30,404 Intuitive Surgical, Inc.
h
17,325,111
10,472 Invitae Corporation
h
317,197
15,876 Iovance Biotherapeutics , Inc.
h
435,796
21,135 IQVIA Holding, Inc.
h
2,998,634
13,657 Jazz Pharmaceuticals, Inc.
h
1,506,913
110,812 Johnson & Johnson 15,583,492
35,937 Kadmon Holdings, Inc.
h
183,997
1,800 KYORIN Holdings, Inc. 36,863
7,507 Laboratory Corporation of America
Holdings
h
1,246,988
92,339 LHC Group, Inc.
h
16,096,534
12,055 Ligand Pharmaceuticals, Inc.
g,h
1,348,352
652 LNA Sante 34,767
3,000 M3, Inc. 127,443
16,906 MacroGenics , Inc.
h
472,016
109,486 Medtronic plc 10,039,866
113,219 Merck & Company, Inc. 8,755,225
10,438 Mersana Therapeutics, Inc.
h
244,249
5,980 Mesa Laboratories, Inc.
g
1,296,464
465 Mettler -Toledo International, Inc.
h
374,581
1,647 Mirati Therapeutics, Inc.
h
188,038
13,399 Molina Healthcare, Inc.
h
2,384,754
4,386 Momenta Pharmaceuticals, Inc.
h
145,922
27,525 MyoKardia , Inc.
h
2,659,466
18,355 Myovant Sciences, Ltd.
h
378,480
9,893 Myriad Genetics, Inc.
h
112,187
64,006 Natera , Inc.
h
3,191,339
32,070 National Healthcare Corporation 2,034,521
18,852 Nektar Therapeutics
h
436,612
26,239 Neurocrine Biosciences, Inc.
h
3,201,158
60,105 Nevro Corporation
h
7,180,744
31,172 Novartis AG 2,715,738
30,959 Novo Nordisk AS 2,016,909
104,661 Novo Nordisk AS ADR 6,853,202
5,700 Olympus Corporation 109,739
199,766 Optinose , Inc.
h
1,486,259
13,060 Orthifix Medical, Inc.
h
417,920
8,338 PerkinElmer, Inc. 817,874
54,715 Pfizer, Inc. 1,789,181
54,697 PRA Health Sciences, Inc.
h
5,321,471
14,958 Precision BioSciences , Inc.
h
124,600
4,366 Prothena Corporation plc
h
45,668
7,889 Quest Diagnostics, Inc. 899,030
4,657 Reata Pharmaceuticals, Inc.
h
726,585
11,771 Recordati SPA 589,002
22,282 Repligen Corporation
h
2,754,278
8,084 Rite Aid Corporation
h
137,913
8,198 Roche Holding AG 2,840,193
12,489 Sage Therapeutics, Inc.
h
519,293
11,503 Sarepta Therapeutics, Inc.
h
1,844,391
100 Siegfried Holding AG
h
45,507
77,410 Silk Road Medical, Inc.
h
3,242,705
2,445 Sonova Holding AG
h
489,429
61,286 Spectrum Pharmaceuticals, Inc.
h
207,147
63,119 Stryker Corporation 11,373,413
1,918 Surmodics , Inc.
h
82,934
40,472 Syneos Health, Inc.
h
2,357,494
200 Sysmex Corporation 15,352
92,779 Tactile Systems Technology, Inc.
h
3,843,834
Shares Common Stock (28.8%) Value
Health Care (4.3%) - continued
7,500 Takeda Pharmaceutical Company,
Ltd. $ 269,460
250 Tecan Group AG 88,602
22,059 Teleflex, Inc. 8,029,035
22,991 Tenet Healthcare Corporation
h
416,367
2,000 Terumo Corporation 76,126
55,569 Thermo Fisher Scientific, Inc. 20,134,871
15,917 Tilray , Inc.
h
113,170
900 Tsumura & Company 23,571
6,170 U.S. Physical Therapy, Inc. 499,893
5,332 United Therapeutics Corporation
h
645,172
26,772 UnitedHealth Group, Inc. 7,896,401
15,486 Universal Health Services, Inc. 1,438,495
15,771 Varian Medical Systems, Inc.
h
1,932,263
71,436 VBI Vaccines, Inc.
h
221,452
77,712 Veeva Systems, Inc.
h
18,217,247
56,375 Vertex Pharmaceuticals, Inc.
h
16,366,226
5,026 Viking Therapeutics, Inc.
h
36,237
5,283 Waters Corporation
h
953,053
1,609 West Pharmaceutical Services,
Inc. 365,517
56,200 Wright Medical Group NV
h
1,670,264
9,691 Zimmer Biomet Holdings, Inc. 1,156,718
178,399 Zoetis, Inc. 24,447,799
Total 431,843,073
Industrials (3.3%)
5,499 3M Company 857,789
70,127 A.O. Smith Corporation 3,304,384
9,385 Aalberts NV 307,741
8,601 AECOM
h
323,226
20,095 Aegion Corporation
h
318,908
53,239 Aerojet Rocketdyne Holdings, Inc.
h
2,110,394
63,904 AGCO Corporation 3,544,116
4,197 Allegion plc 429,017
201,600 Altra Industrial Motion Corporation 6,422,976
106 AMERCO 32,032
30,824 American Airlines Group, Inc. 402,870
79,460 AMETEK, Inc. 7,101,340
15,318 Arcosa , Inc. 646,420
119,614 ASGN, Inc.
h
7,975,862
18,073 Assa Abloy AB 369,909
24,575 Atlas Copco AB, Class A 1,046,537
9,679 Atlas Copco AB, Class B 359,653
9,994 Avis Budget Group, Inc.
h
228,763
84,484 AZZ, Inc. 2,899,491
8,794 Bloom Energy Corporation
h
95,679
9,171 Boeing Company 1,681,044
60,041 BWX Technologies, Inc. 3,400,722
6,801 Carlisle Companies, Inc. 813,876
119,525 Carrier Global Corporation 2,655,845
38,534 Casella Waste Systems, Inc.
h
2,008,392
21,084 Caterpillar, Inc. 2,667,126
117,841 CBIZ, Inc.
h
2,824,649
48,328 Chart Industries, Inc.
h
2,343,425
4,322 CIA De Distribucion Integral 80,968
770 Columbus McKinnon Corporation 25,756
31,776 Copart , Inc.
h
2,645,988
19,735 Cornerstone Building Brands, Inc.
h
119,594
13,970 CRA International, Inc. 551,815
76,896 Crane Company 4,572,236
48,170 CSW Industrials, Inc. 3,329,029
25,856 CSX Corporation 1,803,197
85,418 Curtiss-Wright Corporation 7,626,119
100 Daikin Industries, Ltd. 16,180

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
165
Shares Common Stock (28.8%) Value
Industrials (3.3%) - continued
73,289 Delta Air Lines, Inc. $ 2,055,756
14,062 Douglas Dynamics, Inc. 493,857
89,296 EMCOR Group, Inc. 5,906,037
62,359 Emerson Electric Company 3,868,129
13,380 Encore Wire Corporation 653,212
18,642 Expeditors International of
Washington, Inc. 1,417,538
100 FANUC Corporation 17,927
57,942 Fluor Corporation 699,939
59,828 Forrester Research, Inc.
h
1,916,889
94,073 FuelCell Energy, Inc.
h
212,605
1,051 Geberit AG 527,325
15,290 Generac Holdings, Inc.
h
1,864,310
48,974 General Dynamics Corporation 7,319,654
24,200 Gorman-Rupp Company 752,136
3,100 GS Yuasa Corporation 55,055
56,977 GWA Group, Ltd. 110,197
4,800 Hanwa Company, Ltd. 88,116
18,932 Heico Corporation 1,886,574
34,899 Helios Technologies, Inc. 1,299,988
5,700 Hino Motors, Ltd. 38,672
121,376 Honeywell International, Inc. 17,549,756
31,396 Hubbell, Inc. 3,935,803
9,418 Huntington Ingalls Industries, Inc. 1,643,347
11,093 ICF International, Inc. 719,159
69,413 IDEX Corporation 10,970,031
7,949 Illinois Tool Works, Inc. 1,389,883
12,900 Inaba Denki Sangyo Company,
Ltd. 287,650
20,181 Ingersoll - Rand, Inc.
h
567,490
5,542 Interface, Inc. 45,112
20,723 John Bean Technologies
Corporation 1,782,592
106,100 Johnson Controls International plc 3,622,254
15,050 Kansas City Southern 2,246,814
8,984 KAR Auction Services, Inc. 123,620
16,500 Kinden Corporation 272,694
13,457 Koninklijke Philips NV
h
627,735
13,457 Koninklijke Philips NV Rights
e,h
12,851
17,528 Legrand SA 1,331,614
7,267 Lennox International, Inc. 1,693,138
111,341 Lincoln Electric Holdings, Inc. 9,379,366
3,138 Linde Public Limited Company 665,601
32,823 Lockheed Martin Corporation 11,977,769
31,509 Manpower, Inc. 2,166,244
50,300 Marubeni Corporation 228,483
8,653 Masonite International
Corporation
h
673,030
157,926 McDermott International, Ltd.
e,h
473,778
17,541 Mercury Systems, Inc.
h
1,379,775
274,130 Meritor, Inc.
h
5,427,774
49,616 Middleby Corporation
h
3,916,687
33,500 Mitsubishi Corporation 707,913
5,100 Mitsuboshi Belting, Ltd. 79,892
59,100 Mitsui & Company, Ltd. 875,662
16,985 MSC Industrial Direct Company,
Inc. 1,236,678
10,182 NAPCO Security Technologies,
Inc.
h
238,157
22,176 National Express Group plc 51,616
300 Nidec Corporation 20,211
17,700 Nitto Kogyo Corporation 318,024
9,018 Nobina AB
h,i
54,043
22,368 Nordson Corporation 4,243,433
47,064 Norfolk Southern Corporation 8,263,026
Shares Common Stock (28.8%) Value
Industrials (3.3%) - continued
1,852 Northrop Grumman Corporation $ 569,379
44,455 Old Dominion Freight Line, Inc. 7,539,123
29,762 Otis Worldwide Corporation 1,692,267
27,265 PageGroup plc 128,031
31,695 Parker-Hannifin Corporation 5,808,743
70,272 Primoris Services Corporation 1,248,031
25,774 Quad/Graphics, Inc. 83,765
63,759 Raven Industries, Inc. 1,371,456
59,525 Raytheon Technologies
Corporation 3,667,931
6,600 Recruit Holdings Company, Ltd. 226,975
6,686 Redde Northgate plc 13,746
36,310 Regal-Beloit Corporation 3,170,589
55,332 RELX plc 1,280,697
2,981 Republic Services, Inc. 244,591
123,759 Ritchie Brothers Auctioneers, Inc. 5,055,555
23,973 Rockwell Automation, Inc. 5,106,249
15,332 Roper Industries, Inc. 5,952,802
19,524 Ryder System, Inc. 732,345
39,066 Saia, Inc.
h
4,343,358
12,923 Sandvik AB
h
243,285
400 Sanwa Holdings Corporation 3,595
12,248 Schneider Electric SE 1,362,421
20,005 Signify NV
h,i
514,326
21,087 Simpson Manufacturing Company,
Inc. 1,778,899
22,383 SiteOne Landscape Supply, Inc.
h
2,550,991
24,642 SKF AB 460,646
239,700 Sojitz Corporation 523,908
187,243 Southwest Airlines Company 6,399,966
7,085 SP Plus Corporation
h
146,730
2,693 Spirax-Sarco Engineering plc 331,534
7,913 Spirit Airlines, Inc.
h
140,851
7,001 SPX FLOW, Inc.
h
262,117
69,867 Standex International Corporation 4,020,846
36,000 Sumitomo Corporation 414,052
1,600 Taikisha, Ltd. 44,347
12,158 Teledyne Technologies, Inc.
h
3,780,530
11,764 Thermon Group Holdings, Inc.
h
171,401
4,800 Toppan Forms Company, Ltd. 47,668
4,894 Transcontinental, Inc. 54,434
40,946 Trex Company, Inc.
h
5,325,846
105,918 TriMas Corporation
h
2,536,736
4,700 Tsubakimoto Chain Company 114,578
10,769 UniFirst Corporation 1,927,113
6,686 Union Pacific Corporation 1,130,402
77,387 United Rentals, Inc.
h
11,533,758
47,725 Valmont Industries, Inc. 5,422,515
42,371 Verisk Analytics, Inc. 7,211,544
3,949 Vinci SA 366,163
3,949 Vinci SA Rights
e,g,h
269
33,248 Waste Connections, Inc. 3,118,330
14,743 Watsco , Inc. 2,619,831
104,454 Willdan Group, Inc.
h
2,612,395
16,743 XPO Logistics, Inc.
h
1,293,397
2,900 Yuasa Trading Company, Ltd. 78,395
Total 327,105,141
Information Technology (8.0%)
29,622 Accenture plc 6,360,436
50,529 Adobe, Inc.
h
21,995,779
23,236 ADTRAN, Inc. 253,969
15,219 Advanced Energy Industries, Inc.
h
1,031,696
44,342 Advanced Micro Devices, Inc.
h
2,332,833
1,500 Advantest Corporation 85,606

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
166
Shares Common Stock (28.8%) Value
Information Technology (8.0%) - continued
45,981 Agilysys , Inc.
h
$ 824,899
47,746 Akamai Technologies, Inc.
h
5,113,119
40,393 Alliance Data Systems Corporation 1,822,532
20,480 Alteryx , Inc.
h
3,364,454
8,560 Amadeus IT Holding SA 449,416
9,907 American Software, Inc. 156,134
109,817 Amphenol Corporation 10,521,567
88,287 Anaplan, Inc.
h
4,000,284
17,609 ANSYS, Inc.
h
5,137,074
277,249 Apple, Inc. 101,140,435
396 ASM International NV 60,963
3,631 ASML Holding NV 1,328,261
1,054 Aspen Technology, Inc.
h
109,205
21,338 Atlassian Corporation plc
h
3,846,601
36,134 Automatic Data Processing, Inc. 5,379,991
35,595 Avalara, Inc.
h
4,737,338
19,358 Avnet, Inc. 539,798
200 Azbil Corporation 6,113
44,192 Bandwidth, Inc.
g,h
5,612,384
10,160 BE Semiconductor Industries NV 450,490
63,921 Benchmark Electronics, Inc. 1,380,694
55,675 Blackline, Inc.
h
4,616,014
189 Broadcom, Ltd. 59,650
17,473 Broadridge Financial Solutions,
Inc. 2,204,918
4,756 CACI International, Inc.
h
1,031,481
7,100 Canon, Inc. 141,631
85,785 CDK Global, Inc. 3,553,215
71,515 CDW Corporation 8,308,613
2,168 CEVA, Inc.
h
81,127
22,578 CGI, Inc.
h
1,422,434
113,046 Change Healthcare, Inc.
h
1,266,115
79,580 Ciena Corporation
h
4,310,053
306,903 Cisco Systems, Inc. 14,313,956
39,368 Cognex Corporation 2,351,057
33,059 CommScope Holding Company,
Inc.
h
275,381
32,398 Computer Services, Inc. 1,733,293
27,107 Computershare, Ltd. 250,996
36,559 Coupa Software, Inc.
h
10,128,305
8,474 Cree, Inc.
h
501,576
42,446 CTS Corporation 850,618
200 Cybozu , Inc. 6,277
48,489 Descartes Systems Group, Inc.
h
2,565,068
1,924 Dialog Semiconductor plc
h
87,943
41,258 DocuSign, Inc.
h
7,105,040
138,711 Dolby Laboratories, Inc. 9,136,894
12,977 DSP Group, Inc.
h
206,075
81,486 Elastic NV
h
7,513,824
31,853 Endava plc ADR
h
1,538,500
7,128 EPAM Systems, Inc.
h
1,796,327
21,277 ePlus , Inc.
h
1,503,858
54,147 Euronet Worldwide, Inc.
h
5,188,365
109,667 Eventbrite, Inc.
g,h
939,846
32,590 ExlService Holdings, Inc.
h
2,066,206
8,213 eXp World Holdings, Inc.
h
140,032
10,786 F5 Networks, Inc.
h
1,504,431
3,479 Fair Isaac Corporation
h
1,454,361
42,431 Five9, Inc.
h
4,695,839
4,173 FLIR Systems, Inc. 169,299
6,300 Fuji Soft, Inc. 250,051
300 Fujitsu, Ltd. 35,125
8,904 Gartner, Inc.
h
1,080,322
42,700 Global Payments, Inc. 7,242,774
200 GMO Payment Gateway, Inc. 20,919
Shares Common Stock (28.8%) Value
Information Technology (8.0%) - continued
48,574 Guidewire Software, Inc.
h
$ 5,384,428
47,326 Halma plc 1,348,323
51,181 Health Catalyst, Inc.
g,h
1,492,950
2,700 Hoya Corporation 258,549
15,277 II-VI, Inc.
h
721,380
1,195 Infineon Technologies AG 28,001
19,503 Inphi Corporation
h
2,291,602
49,860 Intel Corporation 2,983,124
8,821 InterDigital , Inc. 499,533
10,844 International Business Machines
Corporation 1,309,630
65,704 Intuit, Inc. 19,460,868
8,029 Jack Henry & Associates, Inc. 1,477,577
43,373 Juniper Networks, Inc. 991,507
1,300 Keyence Corporation 544,780
12,058 KLA-Tencor Corporation 2,345,040
4,892 Kulicke and Soffa Industries, Inc. 101,900
14,643 Lam Research Corporation 4,736,425
1,100 Lasertec Corporation 103,984
126,149 Lattice Semiconductor
Corporation
h
3,581,370
11,417 Littelfuse , Inc. 1,948,083
74,514 Lumentum Holdings, Inc.
h
6,067,675
16,334 ManTech International Corporation 1,118,716
139,590 MasterCard, Inc. 41,276,763
28,018 Maxim Integrated Products, Inc. 1,698,171
98,847 Medallia , Inc.
g,h
2,494,898
30,981 Methode Electronics, Inc. 968,466
553,325 Microsoft Corporation 112,607,171
22,496 MicroStrategy , Inc.
h
2,661,052
62,692 MKS Instruments, Inc. 7,099,242
23,530 MoneyGram International, Inc.
h
75,531
72,461 Monolithic Power Systems, Inc. 17,173,257
3,466 Motorola Solutions, Inc. 485,691
26,350 MTS Systems Corporation 463,496
1,000 Murata Manufacturing Company,
Ltd. 58,948
71,660 National Instruments Corporation 2,773,959
24,800 NEC Networks & System
Integration Corporation 507,339
914 NetApp, Inc. 40,554
27,478 Nice, Ltd. ADR
h
5,199,937
31,626 Nova Measuring Instruments, Ltd.
h
1,524,057
16,702 Novanta , Inc.
h
1,783,272
191,651 Nuance Communications, Inc.
h
4,849,729
69,456 NVIDIA Corporation 26,387,029
300 OBIC Company, Ltd. 52,872
33,878 Oracle Corporation 1,872,437
1,100 Oracle Corporation Japan 130,474
900 Otsuka Corporation 47,534
22,080 Palo Alto Networks, Inc.
h
5,071,114
12,349 Paychex, Inc. 935,437
105,323 PayPal Holdings, Inc.
h
18,350,426
23,579 Plexus Corporation
h
1,663,734
13,485 Progress Software Corporation 522,544
20,754 Proofpoint , Inc.
h
2,306,184
32,522 Q2 Holdings, Inc.
h
2,790,062
20,994 QAD, Inc. 866,632
27,393 QUALCOMM, Inc. 2,498,515
21,100 Rogers Corporation
h
2,629,060
3,000 Ryoyo Electro Corporation 81,351
188,474 SailPoint Technologies Holdings,
Inc.
h
4,988,907
41,801 Salesforce.com, Inc.
h
7,830,581

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
167
Shares Common Stock (28.8%) Value
Information Technology (8.0%) - continued
2,961 Samsung Electronics Company,
Ltd. GDR $ 3,237,009
634 SAP SE 88,626
30,158 ScanSource , Inc.
h
726,506
77,399 ServiceNow , Inc.
h
31,351,239
17,428 Silicon Laboratories, Inc.
h
1,747,506
147,656 Square, Inc.
h
15,495,021
163,068 STMicroelectronics NV ADR
g
4,469,694
4,861 Sykes Enterprises, Inc.
h
134,455
41,403 Synopsys, Inc.
h
8,073,585
57,804 TE Connectivity, Ltd. 4,713,916
44,922 Teradyne, Inc. 3,796,358
142,312 Texas Instruments, Inc. 18,069,355
1,400 Tokyo Electron, Ltd. 345,441
5,844 Tyler Technologies, Inc.
h
2,027,167
15,878 VeriSign, Inc.
h
3,284,047
43,402 Virtusa Corporation
h
1,409,263
235,328 Visa, Inc. 45,458,310
10,750 VMware, Inc.
g,h
1,664,745
18,361 WEX, Inc.
h
3,029,749
34,436 Zscaler , Inc.
h
3,770,742
Total 796,144,485
Materials (0.9%)
16,717 AdvanSix , Inc.
h
196,258
15,000 Air Water, Inc. 211,934
3,360 Anglo American plc 77,459
26,056 AptarGroup, Inc. 2,917,751
12,753 Avery Dennison Corporation 1,454,990
76,740 Axalta Coating Systems, Ltd.
h
1,730,487
1,473 Balchem Corporation 139,729
35,491 Ball Corporation 2,466,270
32,015 Boise Cascade Company 1,204,084
15,834 Cabot Corporation 586,650
5,841 Celanese Corporation 504,312
80,165 CF Industries Holdings, Inc. 2,255,843
60,584 Chemours Company 929,964
97,239 Coeur Mining, Inc.
h
493,974
4,019 Croda International plc 261,037
3,394 Domtar Corporation 71,647
105,815 Eastman Chemical Company 7,368,957
68,569 Ecolab, Inc. 13,641,803
137,748 Element Solutions, Inc.
h
1,494,566
157 EMS-CHEMIE Holding AG 121,974
519 Eramet SA
h
18,718
90,800 Ferroglobe Representation &
Warranty Insurance Trust
e,h
9
82 Givaudan SA 306,514
18,628 Granges AB
h
148,513
80,909 Hecla Mining Company 264,572
26,510 Hexpol AB
h
197,815
11,115 Hochschild Mining plc 26,859
1,181 Holmen AB 37,932
30,911 IAMGOLD Corporation
h
122,098
446 IMCD NV
h
42,057
13,311 Ingevity Corporation
h
699,759
40,962 Innospec , Inc. 3,164,314
316,301 Ivanhoe Mines, Ltd.
h
896,994
47,798 Kaiser Aluminum Corporation 3,518,889
9,278 Koninklijke DSM NV 1,287,947
16,472 Kraton Performance Polymers,
Inc.
h
284,636
14,000 Kyoei Steel, Ltd. 168,914
1,800 Lintec Corporation 42,900
251,157 Louisiana-Pacific Corporation 6,442,177
Shares Common Stock (28.8%) Value
Materials (0.9%) - continued
1,811 MAG Silver Corporation
h
$ 25,559
27,567 Martin Marietta Materials, Inc. 5,694,515
32,711 Materion Corporation 2,011,399
22,783 Minerals Technologies, Inc. 1,069,206
77,907 Myers Industries, Inc. 1,133,547
37,411 Neenah, Inc. 1,850,348
35,900 Nippon Steel Corporation 339,235
4,916 Northern Star Resources, Ltd. 46,363
54,569 Nucor Corporation 2,259,702
23,580 Olin Corporation 270,934
9,566 Olympic Steel, Inc. 112,400
46,599 PPG Industries, Inc. 4,942,290
15,128 Quaker Chemical Corporation 2,808,513
27,054 Ramelius Resources, Ltd. 37,974
9,403 Reliance Steel & Aluminum
Company 892,627
334 Rio Tinto plc 18,796
4,360 Rio Tinto, Ltd. 298,544
9,066 RPM International, Inc. 680,494
43,537 Ryerson Holding Corporation
h
245,113
38,929 Sandfire Resources, Ltd. 138,143
9,348 Sensient Technologies Corporation 487,592
4,632 Sherwin-Williams Company 2,676,601
700 Shin-Etsu Chemical Company, Ltd. 82,153
2,763 Sika AG 532,630
169,678 Steel Dynamics, Inc. 4,426,899
38,100 Sumitomo Chemical Company,
Ltd. 114,635
2,265 Symrise AG 264,656
2,300 Taiyo Holdings Company, Ltd. 106,212
10,000 Toagosei Company, Ltd. 98,221
72,700 Toray Industries, Inc. 343,146
6,800 Ube Industries, Ltd. 117,195
20,999 UFP Technologies, Inc.
h
925,216
18,136 United States Lime & Minerals, Inc. 1,531,404
33,704 United States Steel Corporation 243,343
20,804 UPM- Kymmene Oyj 602,579
73,858 Verso Corporation 883,342
6,600 W. R. Grace & Company 335,346
4,992 Worthington Industries, Inc. 186,202
Total 94,634,380
Real Estate (1.4%)
126,883 Agree Realty Corporation 8,337,482
13,911 Alexandria Real Estate Equities,
Inc. 2,257,060
8,843 Allied Properties REIT 266,801
9,285 Alstria Office REIT AG
h
138,190
79,372 American Campus Communities,
Inc. 2,774,845
50,559 American Tower Corporation 13,071,524
53,350 Apartment Investment &
Management Company 2,008,094
36,293 Armada Hoffler Properties, Inc. 361,115
172,064 Ascendas REIT 394,786
22,300 Ascott Trust 16,182
101,962 Ashford Hospitality Trust, Inc. 73,678
10,908 AvalonBay Communities, Inc. 1,686,813
7,282 BBX Capital Corporation 18,496
758 Bluerock Residential Growth REIT,
Inc. 6,125
51,753 Camden Property Trust 4,720,909
31,537 CareTrust REIT, Inc. 541,175
11,659 Castellum AB 218,466
131,036 CBL & Associates Properties, Inc.
h
35,720

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
168
Shares Common Stock (28.8%) Value
Real Estate (1.4%) - continued
117,661 Cedar Realty Trust, Inc. $ 116,484
6,670 Choice Properties REIT 62,593
22,182 City Office REIT, Inc. 223,151
320 Cofinimmo SA 44,129
23,541 Colliers International Group, Inc. 1,349,135
23,207 Colony Credit Real Estate, Inc. 162,913
12,827 Columbia Property Trust, Inc. 168,547
1,480 Community Healthcare Trust, Inc. 60,532
18,533 Corepoint Lodging, Inc. 78,024
15,334 CoreSite Realty Corporation 1,856,334
10,953 CoStar Group, Inc.
h
7,783,968
4,936 CyrusOne , Inc. 359,094
5,000 Daito Trust Construction Company,
Ltd. 460,807
11,118 Digital Realty Trust, Inc. 1,579,979
50,433 Diversified Healthcare Trust 223,166
46,824 Douglas Emmett, Inc. 1,435,624
57,338 Duke Realty Corporation 2,029,192
5,337 Easterly Government Properties,
Inc. 123,391
10,889 EastGroup Properties, Inc. 1,291,544
3,391 Entra ASA
i
43,468
20,278 EPR Properties 671,810
20,347 Equity Lifestyle Properties, Inc. 1,271,281
91,724 Equity Residential 5,395,206
152,707 Essential Properties Realty Trust,
Inc. 2,266,172
11,796 Essex Property Trust, Inc. 2,703,289
24,520 Farmland Partners, Inc. 167,962
135,920 First Industrial Realty Trust, Inc. 5,224,765
23,880 FirstService Corporation 2,405,910
40,944 Four Corners Property Trust, Inc. 999,034
19,515 Franklin Street Properties
Corporation 99,331
38,070 Gaming and Leisure Properties,
Inc. 1,317,222
19,209 Getty Realty Corporation 570,123
3,506 Gladstone Commercial
Corporation 65,737
12,931 Granite REIT 667,314
25,840 Healthcare Realty Trust, Inc. 756,854
46,439 Healthcare Trust of America, Inc. 1,231,562
11,822 Hersha Hospitality Trust 68,095
184,179 Host Hotels & Resorts, Inc. 1,987,291
12,610 Hudson Pacific Properties, Inc. 317,268
27,000 Hysan Development Company,
Ltd. 87,162
23,376 Industrial Logistics Properties Trust 480,377
10,364 Innovative Industrial Properties,
Inc. 912,239
10,502 Investors Real Estate Trust 740,286
6,224 iSTAR Financial, Inc. 76,680
313 Japan Hotel REIT Investment
Corporation 129,837
10,740 Jones Lang LaSalle, Inc. 1,111,160
114,187 Kilroy Realty Corporation 6,702,777
29,536 Kite Realty Group Trust 340,845
2,331 Kungsleden AB 17,446
12,866 Lamar Advertising Company 858,934
33,620 Lexington Realty Trust 354,691
49,521 Macerich Company 444,203
44,200 Mapletree Commercial Trust 61,845
181,977 Medical Properties Trust, Inc. 3,421,168
6,655 MGM Growth Properties LLC 181,083
4,993 National Health Investors, Inc. 303,175
Shares Common Stock (28.8%) Value
Real Estate (1.4%) - continued
66,571 National Retail Properties, Inc. $ 2,361,939
229,521 National Storage Affiliates Trust 6,578,072
123,751 New Residential Investment
Corporation 919,470
36,491 New Senior Investment Group, Inc. 132,097
34,956 NexPoint Residential Trust, Inc. 1,235,695
4 Nomura Real Estate Master Fund,
Inc. 4,791
21,423 Omega Healthcare Investors, Inc. 636,906
15,892 One Liberty Properties, Inc. 280,017
27,639 Pennsylvania REIT 37,589
20,036 Physicians Realty Trust 351,031
6,218 Plymouth Industrial REIT, Inc. 79,590
15,101 PotlatchDeltic Corporation 574,291
38,381 Preferred Apartment Communities,
Inc. 291,696
7,391 PS Business Parks, Inc. 978,568
8,907 PSP Swiss Property AG 1,003,247
8,454 QTS Realty Trust, Inc. 541,817
17,661 Quebecor, Inc. 379,472
25,466 Rayonier, Inc. REIT 631,302
73,812 Retail Properties of America, Inc. 540,304
48,232 Rexford Industrial Realty, Inc. 1,998,252
4,865 RioCan REIT 55,043
3,178 RMR Group, Inc. 93,656
29,000 Road King Infrastructure, Ltd. 39,435
2,833 Ryman Hospitality Properties 98,022
92,064 Sabra Health Care REIT, Inc. 1,328,483
19,037 SBA Communications Corporation 5,671,503
172,884 Service Properties Trust 1,225,748
27,210 Spirit Realty Capital, Inc. 948,541
21,674 STAG Industrial, Inc. 635,482
54,278 Store Capital Corporation 1,292,359
183,103 Sunstone Hotel Investors, Inc. 1,492,289
3,487 Swiss Prime Site AG 323,473
28,665 TAG Immobilien AG 684,632
13,193 Terreno Realty Corporation 694,479
61,397 UDR, Inc. 2,295,020
20,065 UMH Properties, Inc. 259,440
95,664 Uniti Group, Inc. 894,458
877 Universal Health Realty Income
Trust 69,713
6,842 Urstadt Biddle Properties, Inc. 81,283
72,373 Washington Prime Group, Inc. 60,851
77,400 Wing Tai Holdings, Ltd. 99,728
Total 138,689,454
Utilities (0.3%)
6,524 AGL Energy, Ltd. 77,180
5,169 ALLETE, Inc. 282,279
29,759 Alliant Energy Corporation 1,423,671
25,292 Artesian Resources Corporation 917,847
4,123 Avista Corporation 150,036
20,345 Black Hills Corporation 1,152,748
82,241 CenterPoint Energy, Inc. 1,535,439
4,706 Chesapeake Utilities Corporation 395,304
24,912 CMS Energy Corporation 1,455,359
21,383 Consolidated Water Company,
Ltd. 308,557
6,199 DTE Energy Company 666,392
23,700 Duke Energy Corporation 1,893,393
18,310 Enagas SA 447,925
5,569 Enel SPA 48,163
42,595 Entergy Corporation 3,995,837
4,662 Essential Utilities, Inc. 196,923

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
169
Shares Common Stock (28.8%) Value
Utilities (0.3%) - continued
42,590 Exelon Corporation $ 1,545,591
68,042 FirstEnergy Corporation 2,638,669
11,518 Hawaiian Electric Industries, Inc. 415,339
16,248 IDACORP, Inc. 1,419,588
11,173 MDU Resources Group, Inc. 247,817
1,496 MGE Energy, Inc. 96,507
3,584 Middlesex Water Company 240,773
4,734 National Fuel Gas Company 198,497
24,716 New Jersey Resources
Corporation 806,977
4,738 Northland Power, Inc. 118,590
2,659 Northwest Natural Holding
Company 148,346
13,310 NorthWestern Corporation 725,661
19,321 OGE Energy Corporation 586,586
12,736 Otter Tail Corporation 494,029
55,095 PNM Resources, Inc. 2,117,852
17,457 Portland General Electric
Company 729,877
728 SJW Group 45,216
3,572 South Jersey Industries, Inc. 89,264
10,379 Southwest Gas Holdings, Inc. 716,670
16,412 Spire, Inc. 1,078,432
16,846 UGI Corporation 535,703
10,826 Unitil Corporation 485,221
547 Verbund AG 24,567
Total 30,452,825
Total Common Stock
(cost $2,202,394,784) 2,873,115,978
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
117,617,531 Thrivent Cash Management Trust 117,617,531
Total Collateral Held for
Securities Loaned
(cost $117,617,531) 117,617,531
Shares or
Principal
Amount Short-Term Investments ( 7.0% ) Value
Federal Home Loan Bank Discount
Notes
6,400,000 0.095%, 7/9/2020
o,p
6,399,829
8,900,000 0.200%, 7/13/2020
o,p
8,899,644
5,300,000 0.110%, 7/15/2020
o,p
5,299,753
9,900,000 0.128%, 7/20/2020
o,p
9,899,373
400,000 0.100%, 7/24/2020
o,p
399,969
21,100,000 0.100%, 7/28/2020
o,p
21,098,101
9,100,000 0.105%, 7/29/2020
o,p
9,099,151
700,000 0.105%, 7/31/2020
o,p
699,930
600,000 0.114%, 8/7/2020
o,p
599,908
23,300,000 0.125%, 8/11/2020
o,p
23,296,020
1,100,000 0.150%, 8/19/2020
o,p
1,099,775
11,200,000 0.100%, 8/25/2020
o,p
11,197,433
3,400,000 0.157%, 9/2/2020
o,p
3,399,167
700,000 0.140%, 9/10/2020
o,p
699,807
6,900,000 0.120%, 9/15/2020
o,p
6,897,961
Thrivent Core Short-Term Reserve
Fund
58,583,935 0.750% 586,425,188
Shares or
Principal
Amount Short-Term Investments (7.0%) Value
U.S. Treasury Bills
400,000 0.105%, 7/16/2020
o
$ 399,981
500,000 0.095%, 7/23/2020
o
499,963
3,500,000 0.133%, 9/17/2020
o,q
3,498,938
900,000 0.023%, 9/24/2020
o
899,724
Total Short-Term Investments
(cost $700,104,084) 700,709,615
Total Investments (cost
$9,572,884,729) 106.3% $10,615,044,519
Other Assets and Liabilities, Net
(6.3%) (631,720,936)
Total Net Assets 100.0% $9,983,323,583
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of June
30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of June 30, 2020, the value of these investments was $391,386,405 or 3.9% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30,
2020.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
l Defaulted security.  Interest is not being accrued.
m In bankruptcy.  Interest is not being accrued.
n Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
170
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 66,614,532
Common Stock 48,051,639
Total lending $114,666,171
Gross amount payable upon return of
collateral for securities loaned $117,617,531
Net amounts due to counterparty
$2,951,360
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
171
Principal
Amount Bank Loans ( 0.8% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 220,500
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 201,758
Big River Steel, LLC, Term Loan
432,762
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
405,715
Chemours Company, Term Loan
498,525
1.930%,  (LIBOR 1M +
1.750%), 4/3/2025
b
469,237
Hexion, Inc., Term Loan
304,232
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b
295,865
Innophos Holdings, Inc., Term
Loan
304,238
3.928%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c,d,e
297,392
Momentive Performance Materials
USA, LLC, Term Loan
334,620
3.430%,  (LIBOR 1M +
3.250%), 5/15/2024
b
312,451
MRC Global (US), Inc., Term Loan
180,702
3.178%,  (LIBOR 1M +
3.000%), 9/22/2024
b,e
166,246
Nouryon USA, LLC, Term Loan
517,312
3.188%,  (LIBOR 1M +
3.000%), 10/1/2025
b
484,116
Peabody Energy Corporation,
Term Loan
351,900
2.928%,  (LIBOR 1M +
2.750%), 3/31/2025
b
190,026
Pixelle Specialty Solutions, LLC,
Term Loan
606,297
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
569,919
PQ Corporation, Term Loan
335,000
0.000%,  (LIBOR 1M +
3.000%), 2/7/2027
b,c,d
322,856
Total 3,715,581
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
432,156
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
426,512
Flex Acquisition Company, Inc.
Term Loan
659,877
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
620,285
GFL Environmental, Inc., Term
Loan
511,369
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
496,135
Mauser Packaging Solutions
Holding Company, Term Loan
471,356
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
422,061
Navistar, Inc., Term Loan
107,525
3.700%,  (LIBOR 1M +
3.500%), 11/6/2024
b
101,566
Principal
Amount Bank Loans (0.8%)
a
Value
Capital Goods (0.1%) - continued
Reynolds Group Holdings, Inc.,
Term Loan
$ 279,041
2.928%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 265,899
TransDigm, Inc., Term Loan
517,400
2.428%,  (LIBOR 1M +
2.250%), 12/9/2025
b
464,180
Vertiv Group Corporation, Term
Loan
1,027,425
3.183%,  (LIBOR 1M +
3.000%), 3/2/2027
b
968,348
Total 3,764,986
Communications Services (0.2%)
Altice France SA, Term Loan
300,700
2.928%,  (LIBOR 1M +
2.750%), 7/31/2025
b
284,149
CenturyLink, Inc., Term Loan
716,400
2.428%,  (LIBOR 1M +
2.250%), 3/15/2027
b
673,817
Coral-US Co-Borrower, LLC, Term
Loan
1,270,000
2.428%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,204,125
CSC Holdings, LLC, Term Loan
87,300
2.435%,  (LIBOR 1M +
2.250%), 7/17/2025
b
82,389
Diamond Sports Group, LLC, Term
Loan
915,344
3.430%,  (LIBOR 1M +
3.250%), 8/24/2026
b
742,573
Entercom Media Corporation, Term
Loan
457,744
2.684%,  (LIBOR 1M +
2.500%), 11/17/2024
b
426,466
Gray Television, Inc., Term Loan
275,000
2.423%,  (LIBOR 1M +
2.250%), 2/7/2024
b
265,512
HCP Acquisition, LLC, Term Loan
682,845
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
652,288
iHeartCommunications, Inc., Term
Loan
354,110
3.178%,  (LIBOR 1M +
3.000%), 5/1/2026
b
325,488
Mediacom Illinois, LLC, Term Loan
178,444
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
173,090
NEP Group, Inc., Term Loan
709,200
3.428%,  (LIBOR 1M +
3.250%), 10/20/2025
b
578,785
70,000
7.178%,  (LIBOR 1M +
7.000%), 10/19/2026
b
51,100
Nexstar Broadcasting, Inc., Term
Loan
1,170,000
2.923%,  (LIBOR 1M +
2.750%), 9/19/2026
b,c,d
1,110,459
Nielsen Finance, LLC, Term Loan
250,000
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
247,188

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
172
Principal
Amount Bank Loans (0.8%)
a
Value
Communications Services (0.2%) - continued
SBA Senior Finance II, LLC, Term
Loan
$ 476,354
1.930%,  (LIBOR 1M +
1.750%), 4/11/2025
b
$ 457,500
Terrier Media Buyer, Inc., Term
Loan
170,000
0.000%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c,d
161,500
398,000
4.428%,  (LIBOR 1M +
4.250%), 12/17/2026
b
378,765
T-Mobile USA, Inc., Term Loan
765,000
3.178%,  (LIBOR 1M +
3.000%), 4/1/2027
b
763,348
TNS, Inc., Term Loan
388,012
4.180%,  (LIBOR 1M +
4.000%), 8/14/2022
b
371,522
WideOpenWest Finance, LLC,
Term Loan
762,964
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
725,136
Windstream Services, LLC, Term
Loan
799,212
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
481,125
Xplornet Communications, Inc.,
Term Loan
395,000
4.928%,  (LIBOR 1M +
4.750%), 6/11/2027
b
376,238
Ziggo Financing Partnership, Term
Loan
675,000
2.685%,  (LIBOR 1M +
2.500%), 4/30/2028
b
635,485
Total 11,168,048
Consumer Cyclical (0.1%)
Boyd Gaming Corporation, Term
Loan
36,475
2.359%,  (LIBOR 1W +
2.250%), 9/15/2023
b
34,207
Cengage Learning, Inc., Term
Loan
611,398
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
490,341
Eldorado Resorts, Inc., Term Loan
20,224
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
20,060
Four Seasons Hotels, Ltd., Term
Loan
438,636
2.178%,  (LIBOR 1M +
2.000%), 11/30/2023
b
414,511
Golden Entertainment, Inc., Term
Loan
936,050
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
843,222
Golden Nugget, LLC, Term Loan
303,298
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
239,606
IAA, Inc., Term Loan
222,525
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b
212,233
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Cyclical (0.1%) - continued
LCPR Loan Financing, LLC, Term
Loan
$ 1,120,000
5.185%,  (LIBOR 1M +
5.000%), 10/15/2026
b
$ 1,108,800
Mohegan Gaming and
Entertainment, Term Loan
364,327
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b,c,d
297,473
Penn National Gaming, Inc., Term
Loan
369,375
3.000%,  (LIBOR 3M +
2.250%), 10/15/2025
b
343,415
Scientific Games International,
Inc., Term Loan
1,811,330
3.476%,  (LIBOR 3M +
2.750%), 8/14/2024
b
1,597,593
Staples, Inc., Term Loan
123,750
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b
108,693
843,913
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b
723,655
Stars Group Holdings BV, Term
Loan
539,621
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
535,822
Tenneco, Inc., Term Loan
300,550
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b
258,975
Wyndham Hotels & Resorts, Inc.,
Term Loan
304,575
1.928%,  (LIBOR 1M +
1.750%), 5/30/2025
b
286,910
Total 7,515,516
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
758,575
3.190%,  (LIBOR 1M +
3.000%), 6/1/2025
b
736,106
Bellring Brands, LLC, Term Loan
182,658
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,c,d
181,403
Change Healthcare Holdings, LLC,
Term Loan
370,000
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
354,634
Chobani, LLC, Term Loan
533,100
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
511,446
Endo International plc, Term Loan
303,986
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
286,507
Energizer Holdings, Inc., Term
Loan
217,883
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b,e
206,989
Global Medical Response, Inc.,
Term Loan
1,519,326
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
1,458,370
53,625
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
51,145

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
173
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
IQVIA, Inc., Term Loan
$ 175,000
1.928%,  (LIBOR 1M +
1.750%), 1/1/2025
b,c,d
$ 168,985
JBS USA LUX SA, Term Loan
803,894
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
766,047
Libbey Glass, Inc., Term Loan
64,111
0.000%,PIK 3.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,f,g
26,506
MPH Acquisition Holdings, LLC,
Term Loan
1,440,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,366,200
Ortho-Clinical Diagnostics SA,
Term Loan
1,322,695
3.429%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,234,247
Plantronics, Inc., Term Loan
365,251
2.678%,  (LIBOR 1M +
2.500%), 7/2/2025
b
331,768
Sotera Health Holdings, LLC, Term
Loan
428,925
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
418,112
US Foods, Inc., Term Loan
244,364
1.928%,  (LIBOR 1M +
1.750%), 6/27/2023
b
229,135
Total 8,327,600
Energy (<0.1%)
BCP Raptor II, LLC, Term Loan
440,550
4.928%,  (LIBOR 1M +
4.750%), 11/3/2025
b
284,155
Buckeye Partners, LP, Term Loan
129,675
2.923%,  (LIBOR 1M +
2.750%), 11/1/2026
b
124,034
Calpine Corporation, Term Loan
539,386
2.430%,  (LIBOR 1M +
2.250%), 1/15/2024
b
519,682
Fieldwood Energy, LLC, Term
Loan
535,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
97,193
Illuminate Buyer, LLC, Term Loan
345,000
0.000%,  (LIBOR 1M +
4.000%), 6/16/2027
b,c,d
339,308
Radiate Holdco, LLC, Term Loan
1,657,198
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,578,481
Total 2,942,853
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
310,410
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
288,138
Blackstone CQP Holdco, LP, Term
Loan
712,800
3.806%,  (LIBOR 3M +
3.500%), 9/30/2024
b
680,724
Principal
Amount Bank Loans (0.8%)
a
Value
Financials (0.1%) - continued
Delos Finance SARL, Term Loan
$ 305,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
$ 290,607
GGP Nimbus, LLC, Term Loan
576,533
2.678%,  (LIBOR 1M +
2.500%), 8/24/2025
b
481,163
INEOS U.S. Finance, LLC, Term
Loan
244,373
2.178%,  (LIBOR 1M +
2.000%), 3/31/2024
b
231,163
Lealand Finance Company BV
119,053
4.178%,  (LIBOR 1M +
4.000%), 6/30/2025
b,e
99,409
Level 3 Financing, Inc., Term Loan
680,000
1.983%,  (LIBOR 1M +
1.750%), 3/1/2027
b
641,872
MoneyGram International, Inc.,
Term Loan
401,029
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
362,306
Northriver Midstream Finance, LP,
Term Loan
550,796
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
518,783
Tronox Finance, LLC, Term Loan
847,432
2.982%,  (LIBOR 3M +
2.750%), 9/22/2024
b
811,653
Vericast Corporation, Term Loan
820,954
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
595,307
Total 5,001,125
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
912,701
4.260%,  (LIBOR 3M +
3.500%), 8/21/2026
b
825,082
Prime Security Services Borrower,
LLC, Term Loan
1,786,500
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
1,713,932
Rackspace Hosting, Inc., Term
Loan
1,310,845
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,246,941
SS&C Technologies, Inc., Term
Loan
443,309
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
423,498
314,346
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
300,298
216,109
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b
205,753
Zayo Group Holdings, Inc., Term
Loan
977,550
3.178%,  (LIBOR 1M +
3.000%), 3/9/2027
b
925,662
Total 5,641,166

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
174
Principal
Amount Bank Loans (0.8%)
a
Value
Transportation (<0.1%)
Genesee & Wyoming, Inc., Term
Loan
$ 608,475
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
$ 584,464
Mileage Plus Holdings, LLC, Term
Loan
335,000
0.000%,  (LIBOR 1M +
5.250%), 6/25/2027
b,c,d
332,347
United Airlines, Inc., Term Loan
228,818
1.928%,  (LIBOR 1M +
1.750%), 4/1/2024
b
207,796
Total 1,124,607
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
155,000
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
150,544
Core and Main, LP, Term Loan
497,250
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
472,542
EnergySolutions, LLC, Term Loan
318,500
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
292,488
Pacific Gas & Electric Company,
Term Loan
760,000
5.500%,  (LIBOR 3M +
4.500%), 6/18/2025
b
745,750
Talen Energy Supply, LLC, Term
Loan
247,950
3.928%,  (LIBOR 1M +
3.750%), 7/8/2026
b
241,751
Total 1,903,075
Total Bank Loans
(cost $54,984,896) 51,104,557
Shares
Registered Investment
Companies ( 44.6% ) Value
Unaffiliated  (0.7%)
26,683 Health Care Select Sector SPDR
Fund 2,670,168
209,950 Invesco Senior Loan ETF 4,482,433
26,977 iShares Dow Jones US Home
Construction Index Fund 1,191,035
17,333 ProShares Ultra S&P 500
h
2,168,012
94,773 SPDR S&P 500 ETF Trust 29,224,202
40,442 SPDR S&P Regional Banking ETF 1,552,568
20,000 Vanguard Short-Term Corporate
Bond ETF 1,653,200
Total 42,941,618
Affiliated  (43.9%)
8,849,379 Thrivent Core Emerging Markets
Debt Fund 85,750,482
1,932,323 Thrivent Core Emerging Markets
Equity Fund
i
17,951,281
22,617,120 Thrivent Core International Equity
Fund 190,662,323
28,116,060 Thrivent Core Low Volatility Equity
Fund 315,743,356
33,286,811 Thrivent Global Stock Portfolio 382,069,346
Shares
Registered Investment
Companies (44.6%) Value
Affiliated  (43.9%)- continued
13,241,502 Thrivent High Yield Portfolio $ 57,551,542
17,391,175 Thrivent Income Portfolio 190,953,365
54,722,469 Thrivent International Allocation
Portfolio 460,144,824
3,304,897 Thrivent International Index
Portfolio
i
35,290,025
26,680,566 Thrivent Large Cap Value Portfolio 415,018,875
10,305,555 Thrivent Limited Maturity Bond
Portfolio 103,037,004
25,857,777 Thrivent Mid Cap Stock Portfolio 436,417,221
6,600,208 Thrivent Small Cap Stock Portfolio 96,012,564
Total 2,786,602,208
Total Registered Investment
Companies (cost $2,738,738,044) 2,829,543,826
Shares Common Stock ( 33.5% ) Value
Communications Services (2.0%)
134,598 Activision Blizzard, Inc. 10,215,988
33,430 Alphabet, Inc., Class A
i
47,405,411
2,650 Alphabet, Inc., Class C
i
3,746,066
62,491 AMC Entertainment Holdings, Inc. 268,086
6,678 AMC Networks, Inc.
i
156,198
26,964 AT&T, Inc. 815,122
38,800 Auto Trader Group plc
j
252,616
3,153 Carsales.com, Ltd. 39,030
32,829 Cinemark Holdings, Inc. 379,175
49,163 Comcast Corporation 1,916,374
17,609 Consolidated Communications
Holdings, Inc.
i
119,213
17,070 Discovery, Inc., Class A
h,i
360,177
24,043 DISH Network Corporation
i
829,724
18,750 EchoStar Corporation
i
524,250
85,979 Facebook, Inc.
i
19,523,252
170,652 Gannett Company, Inc. 235,500
6,302 Hemisphere Media Group, Inc.
i
61,949
21,000 HKT Trust and HKT, Ltd. 30,817
1,288 IAC/InterActiveCorp
i
416,539
38,319 Interpublic Group of Companies,
Inc. 657,554
742 Ipsos SA 18,706
1,900 KDDI Corporation 56,691
36,958 Lions Gate Entertainment
Corporation, Class A
i
273,859
30,405 Lions Gate Entertainment
Corporation, Class B
i
207,666
263,839 Live Nation Entertainment, Inc.
i
11,695,983
2,040 Madison Square Garden
Entertainment Corporation
i
153,000
21,764 Mediaset Espana Comunicacion
SA
i
80,724
30,030 Meredith Corporation 436,936
7,793 News Corporation 93,126
200 NEXON Company, Ltd. 4,511
200 Nintendo Company, Ltd. 89,414
800 Nippon Telegraph & Telephone
Corporation 18,640
3,100 NTT DOCOMO, Inc. 82,299
155,714 ORBCOMM, Inc.
i
599,499
235,776 QuinStreet, Inc.
i
2,466,217
1,885 Rightmove plc 12,742
16,434 RingCentral, Inc.
i
4,683,854
8,722 Scholastic Corporation 261,137
18,782 Seven West Media, Ltd.
i
1,201

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
175
Shares Common Stock (33.5%) Value
Communications Services (2.0%) - continued
10,500 SoftBank Corporation $ 133,835
2,300 SoftBank Group Corporation 115,984
16,788 Take-Two Interactive Software, Inc.
i
2,343,101
6,900 TV Asahi Holdings Corporation 100,530
23,953 Twitter, Inc.
i
713,560
269,026 Uber Technologies, Inc.
i
8,361,328
45,652 Verizon Communications, Inc. 2,516,795
3,729 ViacomCBS, Inc. 86,960
20,774 Walt Disney Company 2,316,509
1,585 Wolters Kluwer NV 123,797
18,252 Zillow Group, Inc.
i
1,049,125
Total 127,050,770
Consumer Discretionary (4.8%)
4,668 Aaron's, Inc. 211,927
100 ABC-MART, Inc. 5,866
18,159 Abercrombie & Fitch Company 193,212
17,580 Adient plc
i
288,664
35,404 Amazon.com, Inc.
i
97,673,263
39,631 American Eagle Outfitters, Inc. 431,978
2,125 American Public Education, Inc.
i
62,900
400 AOKI Holdings, Inc. 2,324
166,485 Aptiv plc 12,972,511
25,895 At Home Group, Inc.
i
168,059
900 Autobacs Seven Company, Ltd. 11,372
488 AutoZone, Inc.
i
550,523
6,985 B&M European Value Retail SA 34,383
24,932 Beazer Homes USA, Inc.
i
251,065
84,892 Bed Bath & Beyond, Inc. 899,855
1,447 Berkeley Group Holdings plc 74,521
13,683 Big Lots, Inc. 574,686
11,291 BJ's Restaurants, Inc. 236,434
8,090 Bloomin' Brands, Inc. 86,239
1,196 Booking Holdings, Inc.
i
1,904,439
600 Bridgestone Corporation 19,365
64,067 Bright Horizons Family Solutions,
Inc.
i
7,508,652
34,350 Burlington Stores, Inc.
i
6,764,545
11,638 Caleres, Inc. 97,061
16,253 Camping World Holdings, Inc. 441,431
28,883 Capri Holdings, Ltd.
i
451,441
18,237 Carnival Corporation 299,452
29,566 Cedar Fair, LP 813,065
22,199 Century Casinos, Inc.
i
92,126
8,427 Century Communities, Inc.
i
258,372
167,292 Chico's FAS, Inc. 230,863
3,248 Children's Place, Inc. 121,540
10,437 Chipotle Mexican Grill, Inc.
i
10,983,481
1,100 Chiyoda Company, Ltd. 12,050
457 Churchill Downs, Inc. 60,850
11,200 Citizen Watch Company, Ltd. 36,510
221,045 Cooper-Standard Holdings, Inc.
i
2,928,846
6,098 Cracker Barrel Old Country Store,
Inc. 676,329
67,408 Crocs, Inc.
i
2,481,963
24,549 Culp, Inc. 211,367
10,945 D.R. Horton, Inc. 606,900
14,043 Dana, Inc. 171,184
10,966 Darden Restaurants, Inc. 830,894
23,107 Dave & Buster's Entertainment,
Inc. 308,016
3,247 Deckers Outdoor Corporation
i
637,678
5,400 Denso Corporation 211,772
168,157 Designer Brands, Inc. 1,138,423
7,907 Dick's Sporting Goods, Inc. 326,243
Shares Common Stock (33.5%) Value
Consumer Discretionary (4.8%) - continued
8,682 Dine Brands Global, Inc. $ 365,512
2,588 Dollarama, Inc. 86,089
11,697 Domino's Pizza, Inc. 4,321,340
102,685 Duluth Holdings, Inc.
h,i
756,788
16,847 Eldorado Resorts, Inc.
i
674,891
36,952 Emerald Holding, Inc 113,812
18,674 Ethan Allen Interiors, Inc. 220,913
46,746 Etsy, Inc.
i
4,965,828
100 Exedy Corporation 1,493
30,836 Express, Inc.
i
47,487
14,120 Extended Stay America, Inc. 158,003
100 Fast Retailing Company, Ltd. 57,477
95,171 Five Below, Inc.
i
10,174,732
27,990 Foot Locker, Inc. 816,188
20,252 Fossil, Inc.
i
94,172
20,000 Galaxy Entertainment Group, Ltd. 137,195
62,540 GameStop Corporation
i
271,424
15,762 Gap, Inc. 198,916
25,949 Garrett Motion, Inc.
i
143,757
27,169 Genuine Parts Company 2,362,616
8,153 G-III Apparel Group, Ltd.
i
108,353
27,733 Goodyear Tire & Rubber Company 248,072
6,418 Grand Canyon Education, Inc.
i
581,022
875 GVC Holdings plc 8,020
31 Hermes International 26,028
89,662 Home Depot, Inc. 22,461,228
4,537 Hooker Furniture Corporation 88,245
7,009 Hovnanian Enterprises, Inc.
i
163,940
3,516 Industria de Diseno Textil SA 93,291
4,107 Jack in the Box, Inc. 304,288
16,960 KB Home 520,333
35,020 Knoll, Inc. 426,894
27,351 Kohl's Corporation 568,080
10,712 Kontoor Brands, Inc. 190,781
35,153 L Brands, Inc. 526,240
23,471 Lear Corporation 2,558,808
66,811 Leggett & Platt, Inc. 2,348,407
15,194 Lowe's Companies, Inc. 2,053,013
5,150 Lululemon Athletica, Inc.
i
1,606,851
51,975 Macy's, Inc. 357,588
2,040 Madison Square Garden Sports
Corporation
i
299,656
16,286 Marcus Corporation 216,115
2,508 Marriott Vacations Worldwide
Corporation 206,183
101,238 Mattel, Inc.
i
978,971
11,282 McDonald's Corporation 2,081,191
97 Mercadolibre, Inc.
i
95,620
57,091 Michaels Companies, Inc.
i
403,633
12,814 Modine Manufacturing Company
i
70,733
5,147 Mohawk Industries, Inc.
i
523,759
14,985 Moneysupermarket.com Group plc 60,111
105,312 Movado Group, Inc. 1,141,582
2,362 Netflix, Inc.
i
1,074,804
1,824 Newell Brands, Inc. 28,965
4,100 NHK Spring Company, Ltd. 26,665
111,459 NIKE, Inc. 10,928,555
2,500 Nissan Motor Company, Ltd. 9,271
21,271 Nordstrom, Inc. 329,488
40,273 Norwegian Cruise Line Holdings,
Ltd.
i
661,685
1,424 NVR, Inc.
i
4,640,460
104,203 Office Depot, Inc. 244,877
70,250 Ollie's Bargain Outlet Holdings,
Inc.
i
6,859,912

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
176
Shares Common Stock (33.5%) Value
Consumer Discretionary (4.8%) - continued
700 Onward Holdings Company, Ltd. $ 2,069
200 Oriental Land Company, Ltd. 26,429
36,878 Oxford Industries, Inc. 1,623,001
18,353 Park Hotels & Resorts, Inc. 181,511
164,261 Party City Holdco, Inc.
i
244,749
53,053 Penn National Gaming, Inc.
i
1,620,239
154,633 Planet Fitness, Inc.
i
9,366,121
305,328 Playa Hotels and Resorts NV
i
1,105,287
800 PLENUS Company, Ltd. 13,282
759 Pool Corporation 206,349
32,691 PulteGroup, Inc. 1,112,475
6,945 PVH Corporation 333,707
85,274 Qurate Retail, Inc.
i
810,103
4,351 Red Robin Gourmet Burgers, Inc.
i
44,380
127,396 Red Rock Resorts, Inc. 1,389,890
9,342 Redrow plc 49,821
332 Restaurant Brands International,
Inc. 18,137
7,032 RH
h,i
1,750,265
1,400 Rinnai Corporation 117,240
13,691 Royal Caribbean Cruises, Ltd. 688,657
43,104 Ruth's Hospitality Group, Inc. 351,729
15,811 Sally Beauty Holdings, Inc.
i
198,112
2,100 Sangetsu Company, Ltd. 29,737
3,081 SeaWorld Entertainment, Inc.
i
45,630
900 SHIMAMURA Company, Ltd. 60,959
29,469 Signet Jewelers, Ltd. 302,647
39,946 Six Flags Entertainment
Corporation 767,363
56,762 Skyline Corporation
i
1,381,587
27,068 Sleep Number Corporation
i
1,127,112
1,400 Sony Corporation 96,642
10,870 Sony Corporation ADR 751,443
32,901 Standard Motor Products, Inc. 1,355,521
66,809 Stoneridge, Inc.
i
1,380,274
20,100 Sumitomo Electric Industries, Ltd. 231,868
500 Sumitomo Forestry Company, Ltd. 6,291
10,000 Sumitomo Rubber Industries, Ltd. 99,045
1,007 Super Retail Group, Ltd. 5,666
143 Super Retail Group, Ltd. Rights
e,i
0
42,903 Tailored Brands, Inc. 40,243
300 Takara Standard Company, Ltd. 4,255
61,421 Taylor Morrison Home Corporation
i
1,184,811
35,109 Taylor Wimpey plc 61,967
37,677 Tenneco, Inc.
i
284,838
154,497 Texas Roadhouse, Inc. 8,121,907
10,801 Thor Industries, Inc. 1,150,631
30,437 TJX Companies, Inc. 1,538,895
39,711 Toll Brothers, Inc. 1,294,181
14,293 TopBuild Corporation
i
1,626,115
1,400 Toyoda Gosei Company, Ltd. 29,251
500 Toyota Motor Corporation 31,442
19,626 Tri Pointe Homes, Inc.
i
288,306
26,313 Tupperware Brands Corporation 124,987
18,415 Ulta Beauty, Inc.
i
3,745,979
7,613 Urban Outfitters, Inc.
i
115,870
6,005 Vail Resorts, Inc. 1,093,811
338 Wayfair, Inc.
i
66,792
10,491 Wendy's Company 228,494
874 Williams-Sonoma, Inc. 71,677
27,066 Wingstop, Inc. 3,761,362
20,268 Workhorse Group, Inc.
i
352,461
4,165 Yum! Brands, Inc. 361,980
800 Z Holdings Corporation 3,926
Shares Common Stock (33.5%) Value
Consumer Discretionary (4.8%) - continued
73,327 Zumiez, Inc.
i
$ 2,007,693
Total 303,932,203
Consumer Staples (0.9%)
2,728 Andersons, Inc. 37,537
1,200 Arcs Company, Ltd. 24,180
5,522 B&G Foods, Inc. 134,626
21,693 BJ's Wholesale Club Holdings,
Inc.
i
808,498
1,627 Carlsberg AS 215,754
39,195 Casey's General Stores, Inc. 5,860,436
6,037 Central Garden & Pet Company
i
217,272
73,806 Coca-Cola Company 3,297,652
34,713 Colgate-Palmolive Company 2,543,074
5,407 Costco Wholesale Corporation 1,639,457
306,981 Cott Corporation 4,220,989
77,273 e.l.f. Beauty, Inc.
i
1,473,596
9,440 Edgewell Personal Care Company
i
294,150
3,379 Energizer Holdings, Inc. 160,469
1,810 ForFarmers BV 11,062
400 Glanbia plc 4,546
47,231 Hain Celestial Group, Inc.
i
1,488,249
100 Japan Tobacco, Inc. 1,857
20,504 John B. Sanfilippo & Son, Inc. 1,749,606
400 Kao Corporation 31,743
1,100 Kewpie Corporation 20,729
3,454 Kimberly-Clark Corporation 488,223
33,899 Lamb Weston Holdings, Inc. 2,167,163
8 Lindt & Spruengli AG 66,075
219 L'Oreal SA
i
70,681
3,364 McCormick & Company, Inc. 603,535
400 Ministop Company, Ltd. 5,608
32,331 Monster Beverage Corporation
i
2,241,185
4,365 Nestle SA 483,950
21,092 PepsiCo, Inc. 2,789,628
109,454 Philip Morris International, Inc. 7,668,347
30,282 Procter & Gamble Company 3,620,819
6,928 Seneca Foods Corporation
i
234,236
400 Shiseido Company, Ltd. 25,488
78,086 Simply Good Foods Company
i
1,450,838
7,622 Sprouts Farmers Markets, Inc.
i
195,047
2,200 Sugi Holdings Company, Ltd. 149,191
3,700 Sundrug Company, Ltd. 122,454
8,725 TreeHouse Foods, Inc.
i
382,155
215,605 Turning Point Brands, Inc. 5,370,721
200 Unicharm Corporation 8,203
2,053 Unilever NV 109,461
21,216 Vector Group, Ltd. 213,433
25,289 Wal-Mart Stores, Inc. 3,029,116
Total 55,731,039
Energy (0.5%)
64,948 Abraxas Petroleum Corporation
i
15,159
139,925 Antero Midstream Corporation 713,617
45,958 Apache Corporation 620,433
250,773 Archrock, Inc. 1,627,517
27,348 BP plc ADR 637,755
65,811 Centennial Resource
Development, Inc.
i
58,572
16,631 ChampionX Corporation
i
162,319
16,366 Chevron Corporation 1,460,338
70,729 Cimarex Energy Company 1,944,340
65,825 CNX Resources Corporation
i
569,386
24,926 Concho Resources, Inc. 1,283,689

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
177
Shares Common Stock (33.5%) Value
Energy (0.5%) - continued
7,420 ConocoPhillips $ 311,788
34,085 Continental Resources, Inc. 597,510
28,536 Core Laboratories NV 579,852
13,505 Delek US Holdings, Inc. 235,122
88,350 Devon Energy Corporation 1,001,889
17,696 Diamondback Energy, Inc. 740,047
18,000 Eneos Holdings, Inc. 64,162
5,493 Eni SPA 52,656
127,734 EnLink Midstream, LLC 311,671
19,087 Enterprise Products Partners, LP 346,811
17,186 EOG Resources, Inc. 870,643
83,903 EQT Corporation 998,446
66,330 Equitrans Midstream Corporation 551,202
5,593 Evolution Petroleum Corporation 15,660
41,375 Exterran Corporation
i
223,011
22,962 Exxon Mobil Corporation 1,026,861
54,606 Frank's International NV
i
121,771
188 Gaztransport Et Technigaz SA 14,427
63,400 Gran Tierra Energy, Inc.
i
21,949
18,595 Halliburton Company 241,363
97,823 Helmerich & Payne, Inc. 1,908,527
1,776 John Wood Group plc 4,258
69,045 Kosmos Energy, Ltd. 114,615
37,013 Liberty Oilfield Services, Inc. 202,831
168,423 Marathon Oil Corporation 1,030,749
16,550 Marathon Petroleum Corporation 618,639
3,543 Nabors Industries, Ltd. 131,162
31,504 NexTier Oilfield Solutions, Inc.
i
77,185
241,852 Nine Energy Service, Inc.
i
471,611
63,852 Noble Energy, Inc. 572,114
45,157 Oceaneering International, Inc.
i
288,553
535 OMV AG
i
18,053
6,354 ONEOK, Inc. 211,080
54,663 Patterson-UTI Energy, Inc. 189,681
14,998 PBF Energy, Inc. 153,580
7,204 PDC Energy, Inc.
i
89,618
31,403 Peabody Energy Corporation 90,441
8,948 Pioneer Natural Resources
Company 874,220
35,829 Plains GP Holdings, LP 318,878
18,127 ProPetro Holding Corporation
i
93,173
134,915 QEP Resources, Inc. 174,040
36,800 Range Resources Corporation 207,184
9,722 Royal Dutch Shell plc, Class A 155,661
15,679 Royal Dutch Shell plc, Class B 237,697
28,078 RPC, Inc.
i
86,480
17,592 Schlumberger, Ltd. 323,517
86,980 SEACOR Holdings, Inc.
i
2,463,274
10,822 SM Energy Company 40,582
132,341 Southwestern Energy Company
i
338,793
131,496 Talos Energy, Inc.
i
1,209,763
14,364 Targa Resources Corporation 288,285
1,547 TC Energy Corporation 66,092
5,394 Total SA 207,983
5,394 Total SA Rights
e,i
790
96,298 Transocean, Ltd.
i
176,225
8,259 Valero Energy Corporation 485,794
290,466 WPX Energy, Inc.
i
1,853,173
Total 33,194,267
Financials (3.7%)
1,110 1st Source Corporation 39,494
8,813 AB Industrivarden
i
200,884
15,101 Aflac, Inc. 544,089
Shares Common Stock (33.5%) Value
Financials (3.7%) - continued
43,594 AG Mortgage Investment Trust,
Inc. $ 139,065
3,800 AIA Group, Ltd. 35,559
96,980 Air Lease Corporation 2,840,544
4,285 Alleghany Corporation 2,095,965
2,296 Allianz SE 469,168
43,006 Ally Financial, Inc. 852,809
6,894 American Equity Investment Life
Holding Company 170,351
97,949 American Express Company 9,324,745
100,766 American Financial Group, Inc. 6,394,610
11,285 American International Group, Inc. 351,866
8,183 Ameriprise Financial, Inc. 1,227,777
56,709 Ameris Bancorp 1,337,765
4,927 Aon plc 948,940
100 Aozora Bank, Ltd. 1,744
7,028 Argo Group International Holdings,
Ltd. 244,785
25,649 Arthur J. Gallagher & Company 2,500,521
12,180 Artisan Partners Asset
Management, Inc. 395,850
50,604 Associated Banc-Corp 692,263
216,228 Assured Guaranty, Ltd. 5,278,125
1,833 Baloise Holding AG 276,142
23,178 Bank Leumi Le-Israel BM 116,537
122,889 Bank of America Corporation 2,918,614
5,278 Bank of Marin Bancorp 175,916
2,947 Bank of Montreal 156,858
71,274 Bank of N.T. Butterfield & Son, Ltd. 1,738,373
12,954 Bank OZK 304,030
24,740 BankFinancial Corporation 207,816
13,908 BankUnited, Inc. 281,637
35,035 Banner Corporation 1,331,330
16,138 Berkshire Hathaway, Inc.
i
2,880,794
5,137 BlackRock, Inc. 2,794,990
11,416 Blackstone Mortgage Trust, Inc. 275,011
6,795 BOK Financial Corporation 383,510
127,810 Boston Private Financial Holdings,
Inc. 879,333
181,567 Bridgewater Bancshares, Inc.
i
1,861,062
17,887 Brighthouse Financial, Inc.
i
497,616
138,534 BrightSphere Investment Group 1,726,134
10,196 Brown & Brown, Inc. 415,589
10,993 Byline Bancorp, Inc. 144,008
15,847 Capital One Financial Corporation 991,864
222,683 Charles Schwab Corporation 7,513,324
4,506 Chubb, Ltd. 570,550
18,700 CI Financial Corporation 237,882
13,396 Cincinnati Financial Corporation 857,746
34,357 CIT Group, Inc. 712,221
44,009 Citigroup, Inc. 2,248,860
51,411 Citizens Financial Group, Inc. 1,297,614
3,556 CME Group, Inc. 577,992
15,510 Cohen & Steers, Inc. 1,055,455
190,871 Colony Capital, Inc. 458,090
70,015 Comerica, Inc. 2,667,571
3,403 Commonwealth Bank of Australia 164,345
39,122 Community Trust Bancorp, Inc. 1,281,637
42,381 Cullen/Frost Bankers, Inc. 3,166,284
13,800 DBS Group Holdings, Ltd. 207,646
674 Deutsche Boerse AG 121,978
5,331 Deutsche Pfandbriefbank AG
i,j
39,006
1,147 Diamond Hill Investment Group,
Inc. 130,379
24,826 Discover Financial Services 1,243,534

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
178
Shares Common Stock (33.5%) Value
Financials (3.7%) - continued
13,745 DnB ASA
i
$ 183,461
15,266 East West Bancorp, Inc. 553,240
13,243 Ellington Residential Mortgage
REIT 136,403
8,621 Encore Capital Group, Inc.
i
294,666
12,443 Enterprise Financial Services
Corporation 387,226
47,221 Essent Group, Ltd. 1,712,706
3,310 Euronext NV
j
333,164
38,176 Evercore, Inc. 2,249,330
610,151 Everi Holdings, Inc.
i
3,148,379
8,373 FBL Financial Group, Inc. 300,507
3,260 Federal Agricultural Mortgage
Corporation 208,673
11,062 Fifth Third Bancorp 213,275
26,642 Financial Institutions, Inc. 495,808
20,597 First American Financial
Corporation 989,068
2,366 First Bancshares, Inc. 53,235
53,898 First Busey Corporation 1,005,198
4,746 First Citizens BancShares, Inc. 1,922,225
20,534 First Financial Corporation 756,473
134,687 First Interstate BancSystem, Inc. 4,169,910
1,557 First Mid-Illinois Bancshares, Inc. 40,840
33,911 First Midwest Bancorp, Inc. 452,712
3,956 First of Long Island Corporation 64,641
18,466 First Republic Bank 1,957,211
33,226 FlexiGroup, Ltd. 26,391
33,423 Glacier Bancorp, Inc. 1,179,498
2,700 Goldman Sachs Group, Inc. 533,574
59,015 Granite Point Mortgage Trust, Inc. 423,728
40,868 Great Southern Bancorp, Inc. 1,649,432
36,336 Great Western Bancorp, Inc. 499,983
51 Groupe Bruxelles Lambert SA 4,272
54,272 Hamilton Lane, Inc. 3,656,305
28,859 Hancock Whitney Corporation 611,811
2,596 Hanmi Financial Corporation 25,207
25,481 Hanover Insurance Group, Inc. 2,581,990
25,237 Hartford Financial Services Group,
Inc. 972,886
95,582 Heartland Financial USA, Inc. 3,196,262
263,264 Heritage Commerce Corporation 1,975,796
2,591 Heritage Financial Corporation 51,820
34,380 Hometrust Bancshares, Inc. 550,080
46,939 Horizon Bancorp, Inc. 501,778
18,564 Houlihan Lokey, Inc. 1,032,901
10,284 HSBC Holdings plc 47,796
45,793 Independent Bank Corporation 680,026
66,751 Interactive Brokers Group, Inc. 2,788,189
13,959 International Bancshares
Corporation 446,967
54,235 Israel Discount Bank, Ltd. 165,416
21,857 J.P. Morgan Chase & Company 2,055,869
955 Janus Henderson Group plc 20,208
1,700 Japan Exchange Group, Inc. 39,372
3,800 Japan Post Bank Company, Ltd. 28,261
600 Japan Post Holdings Company,
Ltd. 4,282
50,301 Kemper Corporation 3,647,829
101,205 KeyCorp 1,232,677
442 L E Lundbergforetagen AB
i
20,148
16,686 Lakeland Bancorp, Inc. 190,721
3,490 Laurentian Bank of Canada
h
73,522
12,662 Loews Corporation 434,180
20,799 M&T Bank Corporation 2,162,472
Shares Common Stock (33.5%) Value
Financials (3.7%) - continued
6,934 Manulife Financial Corporation $ 94,336
1,118 Markel Corporation
i
1,032,104
5,097 Marsh & McLennan Companies,
Inc. 547,265
7,521 Mercantile Bank Corporation 169,975
45,592 Meridian Bancorp, Inc. 528,867
13,137 MetLife, Inc. 479,763
52,686 MidWestOne Financial Group, Inc. 1,053,720
7,700 Mitsubishi UFJ Financial Group,
Inc. 30,304
1,194 Mizrahi Tefahot Bank, Ltd. 22,435
20,943 Morgan Stanley 1,011,547
948 Morningstar, Inc. 133,640
28,000 Mr. Cooper Group, Inc.
i
348,320
500 MS and AD Insurance Group
Holdings, Inc. 13,769
11,639 MSCI, Inc. 3,885,331
1,485 National Bank of Canada 67,293
577 National Western Life Group, Inc. 117,241
2,735 NBT Bancorp, Inc. 84,129
27,728 Northern Trust Corporation 2,199,940
11,492 Northwest Bancshares, Inc. 117,506
5,500 OFG Bancorp 73,535
8,241 Old Republic International
Corporation 134,411
21,799 Old Second Bancorp, Inc. 169,596
880 Onex Corporation 39,754
9,767 PacWest Bancorp 192,508
1,135 Paragon Banking Group plc 4,930
911 Pargesa Holding SA 69,073
782 Park National Corporation 55,037
1,734 Peapack-Gladstone Financial
Corporation 32,478
7,641 Peoples Bancorp, Inc. 162,600
122,156 Popular, Inc. 4,540,539
3,639 Power Corporation of Canada 64,010
58,139 Premier Financial Corporation 1,027,316
30,883 Primerica, Inc. 3,600,958
117,770 Prosight Global, Inc.
i
1,048,153
4,017 Provident Financial Services, Inc. 58,046
31,409 QCR Holdings, Inc. 979,333
74,159 Radian Group, Inc. 1,150,206
78,672 Raymond James Financial, Inc. 5,414,994
65,241 Redwood Trust, Inc. 456,687
32,174 Reinsurance Group of America,
Inc. 2,523,729
18,257 Renasant Corporation 454,599
1,950 Royal Bank of Canada 132,303
31,031 S&P Global, Inc. 10,224,094
4,189 Safety Insurance Group, Inc. 319,453
7,064 Sandy Spring Bancorp, Inc. 175,046
133,290 Santander Consumer USA
Holdings, Inc.
h
2,453,869
173,000 Seacoast Banking Corporation of
Florida
i
3,529,200
62,622 SEI Investments Company 3,442,958
23,459 Selective Insurance Group, Inc. 1,237,228
1,300 Senshu Ikeda Holdings, Inc. 1,940
477 Signature Bank 51,001
2,700 Singapore Exchange, Ltd. 16,248
22,141 SLM Corporation 155,651
56,536 Spirit of Texas Bancshares, Inc.
i
695,958
36,781 Starwood Property Trust, Inc. 550,244
29,477 State Auto Financial Corporation 526,164
7,039 Sun Life Financial, Inc. 258,674

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
179
Shares Common Stock (33.5%) Value
Financials (3.7%) - continued
22,089 SVB Financial Group
i
$ 4,760,842
750 Swiss Life Holding AG 279,014
248,077 Synovus Financial Corporation 5,093,021
25,147 T. Rowe Price Group, Inc. 3,105,654
4,616 TCF Financial Corporation 135,803
9,468 Territorial Bancorp, Inc. 225,244
4,003 Texas Capital Bancshares, Inc.
i
123,573
29,552 TMX Group, Ltd. 2,921,895
1,300 Tokio Marine Holdings, Inc. 56,905
441 Topdanmark AS 18,267
493 Torchmark Corporation 36,595
12,503 Toronto-Dominion Bank 558,012
22,035 TPG RE Finance Trust, Inc. 189,501
20,705 TriCo Bancshares 630,467
100,674 Triumph Bancorp, Inc.
i
2,443,358
16,750 Truist Financial Corporation 628,962
77,099 TrustCo Bank Corporation 488,037
41,388 Two Harbors Investment
Corporation 208,596
3,635 Umpqua Holdings Corporation 38,676
3,138 Univest Financial Corporation 50,647
3,661 Walker & Dunlop, Inc. 186,015
15,081 Washington Trust Bancorp, Inc. 493,903
74,136 Webster Financial Corporation 2,121,031
41,713 Wells Fargo & Company 1,067,853
13,451 WesBanco, Inc. 273,190
1,994 Westamerica Bancorporation 114,495
139,353 Western Alliance Bancorp 5,277,298
72,776 Western Asset Mortgage Capital
Corporation 199,406
1,387 Westwood Holdings Group, Inc. 21,845
80,567 Wintrust Financial Corporation 3,514,333
73,859 Zions Bancorporations NA 2,511,206
Total 231,869,849
Health Care (5.1%)
28,631 Abbott Laboratories 2,617,732
5,724 AbbVie, Inc. 561,982
6,115 Acadia Healthcare Company, Inc.
i
153,609
2,635 Acceleron Pharma, Inc.
i
251,036
40,842 ADMA Biologics, Inc.
i
119,667
22,869 Agile Therapeutics, Inc.
i
63,576
27,318 Agilent Technologies, Inc. 2,414,092
58,947 Agios Pharmaceuticals, Inc.
i
3,152,486
11,802 Akebia Therapeutics, Inc.
i
160,271
5,905 Alexion Pharmaceuticals, Inc.
i
662,777
4,653 Align Technology, Inc.
i
1,276,969
20,169 Alkermes plc
i
391,379
10,564 AmerisourceBergen Corporation 1,064,534
38,995 Amgen, Inc. 9,197,361
54,124 AMN Healthcare Services, Inc.
i
2,448,570
21,154 AnaptysBio, Inc.
i
472,580
16,211 Anavex Life Sciences Corporation
i
79,758
1,190 Anthem, Inc. 312,946
16,157 Arena Pharmaceuticals, Inc.
i
1,017,083
7,253 Argenx SE ADR
i
1,633,593
5,229 Assembly Biosciences, Inc.
i
121,940
1,200 Astellas Pharmaceutical, Inc. 20,039
11,175 Atara Biotherapeutics, Inc.
i
162,820
4,649 Athenex, Inc.
i
63,970
510 Atrion Corporation 324,875
3,008 AVROBIO, Inc.
i
52,490
86,397 Axonics Modulation Technologies,
Inc.
h,i
3,033,399
2,524 Axsome Therapeutics, Inc.
i
207,675
Shares Common Stock (33.5%) Value
Health Care (5.1%) - continued
27,601 Bausch Health Companies, Inc.
i
$ 504,822
4,365 Becton, Dickinson and Company 1,044,414
2,610 Biogen, Inc.
i
698,305
36,325 Biohaven Pharmaceutical Holding
Company, Ltd.
i
2,655,721
3,346 Bio-Rad Laboratories, Inc.
i
1,510,686
27,468 Bio-Techne Corporation 7,253,475
8,735 Bluebird Bio, Inc.
i
533,184
1,719 Blueprint Medicines Corporation
i
134,082
4,200 Bruker Corporation 170,856
144,062 Catalent, Inc.
i
10,559,745
14,620 Centene Corporation
i
929,101
58,536 Cerner Corporation 4,012,643
11,938 Charles River Laboratories
International, Inc.
i
2,081,390
3,725 Chemed Corporation 1,680,236
2,700 Chugai Pharmaceutical Company,
Ltd. 144,558
5,589 Cigna Holding Company 1,048,776
13,109 Clovis Oncology, Inc.
i
88,486
21,327 Community Health Systems, Inc.
i
64,194
38,623 CryoLife, Inc.
i
740,403
2,379 CSL, Ltd. 473,155
15,153 CVS Health Corporation 984,490
10,353 CytomX Therapeutics, Inc.
i
86,240
1,100 Daiichi Sankyo Company, Ltd. 89,971
6,284 Danaher Corporation 1,111,200
2,800 Deciphera Pharmaceuticals, Inc.
i
167,216
15,232 Dexcom, Inc.
i
6,175,053
29,859 Dynavax Technologies
Corporation
i
264,849
130,067 Edwards Lifesciences Corporation
i
8,988,930
300 Eisai Company, Ltd. 23,835
9,553 Eli Lilly and Company 1,568,412
7,208 Encompass Health Corporation 446,391
34,666 Endo International plc
i
118,904
10,427 Gilead Sciences, Inc. 802,253
25,975 GlaxoSmithKline plc 524,685
13,498 GlaxoSmithKline plc ADR 550,583
2,950 Global Blood Therapeutics, Inc.
i
186,234
2,334 Grifols SA 70,972
102,301 Guardant Health, Inc.
i
8,299,680
162,068 Halozyme Therapeutics, Inc.
i
4,345,043
8,876 HCA Healthcare, Inc. 861,505
4,931 HealthStream, Inc.
i
109,123
25,907 Hill-Rom Holdings, Inc. 2,844,070
20,269 Humana, Inc. 7,859,305
130 ICU Medical, Inc.
i
23,960
1,134 IDEXX Laboratories, Inc.
i
374,401
60,317 ImmunoGen, Inc.
i
277,458
19,516 Immunomedics, Inc.
i
691,647
7,581 Insmed, Inc.
i
208,781
42,944 Inspire Medical Systems, Inc.
i
3,736,987
20,549 Insulet Corporation
i
3,991,849
22,112 Intuitive Surgical, Inc.
i
12,600,081
6,880 Invitae Corporation
i
208,395
10,431 Iovance Biotherapeutics, Inc.
i
286,331
12,565 IQVIA Holding, Inc.
i
1,782,722
5,696 Jazz Pharmaceuticals, Inc.
i
628,497
47,602 Johnson & Johnson 6,694,269
23,612 Kadmon Holdings, Inc.
i
120,893
500 KYORIN Holdings, Inc. 10,240
6,043 Laboratory Corporation of America
Holdings
i
1,003,803
99,351 LHC Group, Inc.
i
17,318,866

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
180
Shares Common Stock (33.5%) Value
Health Care (5.1%) - continued
13,503 Ligand Pharmaceuticals, Inc.
h,i
$ 1,510,311
193 LNA Sante 10,292
900 M3, Inc. 38,233
11,108 MacroGenics, Inc.
i
310,135
43,782 Medtronic plc 4,014,809
35,384 Merck & Company, Inc. 2,736,245
6,859 Mersana Therapeutics, Inc.
i
160,501
6,666 Mesa Laboratories, Inc.
h
1,445,189
429 Mettler-Toledo International, Inc.
i
345,581
1,082 Mirati Therapeutics, Inc.
i
123,532
12,366 Molina Healthcare, Inc.
i
2,200,901
2,869 Momenta Pharmaceuticals, Inc.
i
95,452
25,791 MyoKardia, Inc.
i
2,491,926
12,060 Myovant Sciences, Ltd.
i
248,677
6,500 Myriad Genetics, Inc.
i
73,710
71,360 Natera, Inc.
i
3,558,010
22,591 National Healthcare Corporation 1,433,173
17,400 Nektar Therapeutics
i
402,984
35,686 Neurocrine Biosciences, Inc.
i
4,353,692
56,670 Nevro Corporation
i
6,770,365
8,813 Novartis AG 767,798
8,889 Novo Nordisk AS 579,098
78,537 Novo Nordisk AS ADR 5,142,603
1,600 Olympus Corporation 30,804
261,364 Optinose, Inc.
i
1,944,548
9,327 Orthifix Medical, Inc.
i
298,464
13,980 PerkinElmer, Inc. 1,371,298
32,615 Pfizer, Inc. 1,066,511
43,453 PRA Health Sciences, Inc.
i
4,227,542
9,828 Precision BioSciences, Inc.
i
81,867
4,029 Prothena Corporation plc
i
42,143
6,574 Quest Diagnostics, Inc. 749,173
3,046 Reata Pharmaceuticals, Inc.
i
475,237
3,367 Recordati SPA 168,479
24,826 Repligen Corporation
i
3,068,742
7,461 Rite Aid Corporation
i
127,285
2,318 Roche Holding AG 803,070
11,284 Sage Therapeutics, Inc.
i
469,189
9,315 Sarepta Therapeutics, Inc.
i
1,493,567
29 Siegfried Holding AG
i
13,197
86,309 Silk Road Medical, Inc.
i
3,615,484
700 Sonova Holding AG
i
140,123
40,268 Spectrum Pharmaceuticals, Inc.
i
136,106
44,142 Stryker Corporation 7,953,947
1,770 Surmodics, Inc.
i
76,535
68,195 Syneos Health, Inc.
i
3,972,359
121,017 Tactile Systems Technology, Inc.
i
5,013,734
2,100 Takeda Pharmaceutical Company,
Ltd. 75,449
72 Tecan Group AG 25,517
20,546 Teleflex, Inc. 7,478,333
19,913 Tenet Healthcare Corporation
i
360,624
600 Terumo Corporation 22,838
39,102 Thermo Fisher Scientific, Inc. 14,168,219
10,459 Tilray, Inc.
i
74,363
300 Tsumura & Company 7,857
4,490 U.S. Physical Therapy, Inc. 363,780
3,825 United Therapeutics Corporation
i
462,825
15,883 UnitedHealth Group, Inc. 4,684,691
6,459 Universal Health Services, Inc. 599,977
12,083 Varian Medical Systems, Inc.
i
1,480,409
46,626 VBI Vaccines, Inc.
i
144,541
66,040 Veeva Systems, Inc.
i
15,481,097
42,744 Vertex Pharmaceuticals, Inc.
i
12,409,011
3,321 Viking Therapeutics, Inc.
i
23,944
Shares Common Stock (33.5%) Value
Health Care (5.1%) - continued
4,874 Waters Corporation
i
$ 879,270
1,056 West Pharmaceutical Services,
Inc. 239,892
94,625 Wright Medical Group NV
i
2,812,255
2,643 Zimmer Biomet Holdings, Inc. 315,468
135,394 Zoetis, Inc. 18,554,394
Total 321,622,940
Industrials (4.0%)
3,269 3M Company 509,931
56,697 A.O. Smith Corporation 2,671,563
2,690 Aalberts NV 88,207
7,939 AECOM
i
298,348
12,220 Aegion Corporation
i
193,931
59,378 Aerojet Rocketdyne Holdings, Inc.
i
2,353,744
70,217 AGCO Corporation 3,894,235
2,825 Allegion plc 288,772
202,975 Altra Industrial Motion Corporation 6,466,783
69 AMERCO 20,851
28,447 American Airlines Group, Inc. 371,802
53,987 AMETEK, Inc. 4,824,818
25,810 Arcosa, Inc. 1,089,182
133,499 ASGN, Inc.
i
8,901,713
5,190 Assa Abloy AB 106,226
7,045 Atlas Copco AB, Class A 300,014
2,769 Atlas Copco AB, Class B 102,891
9,224 Avis Budget Group, Inc.
i
211,137
62,810 AZZ, Inc. 2,155,639
5,778 Bloom Energy Corporation
i
62,865
3,264 Boeing Company 598,291
49,843 BWX Technologies, Inc. 2,823,108
4,474 Carlisle Companies, Inc. 535,404
32,816 Carrier Global Corporation 729,172
42,954 Casella Waste Systems, Inc.
i
2,238,762
12,509 Caterpillar, Inc. 1,582,388
87,529 CBIZ, Inc.
i
2,098,070
53,883 Chart Industries, Inc.
i
2,612,787
1,334 CIA De Distribucion Integral 24,991
711 Columbus McKinnon Corporation 23,783
25,689 Copart, Inc.
i
2,139,123
12,967 Cornerstone Building Brands, Inc.
i
78,580
10,146 CRA International, Inc. 400,767
58,016 Crane Company 3,449,631
34,553 CSW Industrials, Inc. 2,387,958
6,347 CSX Corporation 442,640
82,768 Curtiss-Wright Corporation 7,389,527
18,000 Delta Air Lines, Inc. 504,900
9,238 Douglas Dynamics, Inc. 324,439
66,752 EMCOR Group, Inc. 4,414,977
36,865 Emerson Electric Company 2,286,736
22,545 Encore Wire Corporation 1,100,647
17,202 Expeditors International of
Washington, Inc. 1,308,040
47,405 Fluor Corporation 572,652
45,158 Forrester Research, Inc.
i
1,446,862
61,533 FuelCell Energy, Inc.
i
139,065
301 Geberit AG 151,023
12,361 Generac Holdings, Inc.
i
1,507,177
21,485 General Dynamics Corporation 3,211,148
18,775 Gorman-Rupp Company 583,527
900 GS Yuasa Corporation 15,984
16,816 GWA Group, Ltd. 32,523
1,400 Hanwa Company, Ltd. 25,700
7,896 Heico Corporation 786,836
58,812 Helios Technologies, Inc. 2,190,747

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
181
Shares Common Stock (33.5%) Value
Industrials (4.0%) - continued
1,600 Hino Motors, Ltd. $ 10,855
80,188 Honeywell International, Inc. 11,594,383
23,524 Hubbell, Inc. 2,948,969
3,928 Huntington Ingalls Industries, Inc. 685,397
7,257 ICF International, Inc. 470,471
52,334 IDEX Corporation 8,270,865
4,726 Illinois Tool Works, Inc. 826,341
3,700 Inaba Denki Sangyo Company,
Ltd. 82,504
4,957 Ingersoll - Rand, Inc.
i
139,391
5,120 Interface, Inc. 41,677
23,106 John Bean Technologies
Corporation 1,987,578
26,018 Johnson Controls International plc 888,255
3,690 Kansas City Southern 550,880
8,290 KAR Auction Services, Inc. 114,070
4,700 Kinden Corporation 77,677
3,852 Koninklijke Philips NV
i
179,686
3,852 Koninklijke Philips NV Rights
e,i
3,679
5,015 Legrand SA 380,993
5,273 Lennox International, Inc. 1,228,556
109,284 Lincoln Electric Holdings, Inc. 9,206,084
1,864 Linde Public Limited Company 395,373
23,609 Lockheed Martin Corporation 8,615,396
42,197 Manpower, Inc. 2,901,044
14,300 Marubeni Corporation 64,956
7,028 Masonite International Corporation
i
546,638
52,642 McDermott International, Ltd.
e,i
157,926
19,539 Mercury Systems, Inc.
i
1,536,938
360,415 Meritor, Inc.
i
7,136,217
64,700 Middleby Corporation
i
5,107,418
9,400 Mitsubishi Corporation 198,638
1,400 Mitsuboshi Belting, Ltd. 21,931
16,500 Mitsui & Company, Ltd. 244,474
12,790 MSC Industrial Direct Company,
Inc. 931,240
17,157 NAPCO Security Technologies,
Inc.
i
401,302
5,070 National Express Group plc 11,801
100 Nidec Corporation 6,737
5,000 Nitto Kogyo Corporation 89,837
2,777 Nobina AB
i,j
16,642
20,025 Nordson Corporation 3,798,943
35,311 Norfolk Southern Corporation 6,199,552
1,100 Northrop Grumman Corporation 338,184
30,094 Old Dominion Freight Line, Inc. 5,103,641
9,053 Otis Worldwide Corporation 514,754
7,785 PageGroup plc 36,557
15,096 Parker-Hannifin Corporation 2,766,644
118,404 Primoris Services Corporation 2,102,855
16,968 Quad/Graphics, Inc. 55,146
107,447 Raven Industries, Inc. 2,311,185
18,106 Raytheon Technologies
Corporation 1,115,692
1,900 Recruit Holdings Company, Ltd. 65,341
1,983 Redde Northgate plc 4,077
26,475 Regal-Beloit Corporation 2,311,797
15,837 RELX plc 366,558
2,752 Republic Services, Inc. 225,802
156,738 Ritchie Brothers Auctioneers, Inc. 6,402,747
14,690 Rockwell Automation, Inc. 3,128,970
12,325 Roper Industries, Inc. 4,785,305
15,836 Ryder System, Inc. 594,008
50,531 Saia, Inc.
i
5,618,037
3,705 Sandvik AB
i
69,749
Shares Common Stock (33.5%) Value
Industrials (4.0%) - continued
100 Sanwa Holdings Corporation $ 899
3,525 Schneider Electric SE 392,108
5,735 Signify NV
i,j
147,446
23,510 Simpson Manufacturing Company,
Inc. 1,983,304
24,956 SiteOne Landscape Supply, Inc.
i
2,844,235
7,064 SKF AB 132,051
67,500 Sojitz Corporation 147,534
119,568 Southwest Airlines Company 4,086,834
4,635 SP Plus Corporation
i
95,991
783 Spirax-Sarco Engineering plc 96,395
7,302 Spirit Airlines, Inc.
i
129,976
4,645 SPX FLOW, Inc.
i
173,909
52,805 Standex International Corporation 3,038,928
10,300 Sumitomo Corporation 118,465
500 Taikisha, Ltd. 13,858
8,105 Teledyne Technologies, Inc.
i
2,520,250
7,179 Thermon Group Holdings, Inc.
i
104,598
1,500 Toppan Forms Company, Ltd. 14,896
1,510 Transcontinental, Inc. 16,795
39,110 Trex Company, Inc.
i
5,087,038
74,845 TriMas Corporation
i
1,792,538
1,300 Tsubakimoto Chain Company 31,692
7,602 UniFirst Corporation 1,360,378
3,971 Union Pacific Corporation 671,377
48,733 United Rentals, Inc.
i
7,263,166
42,891 Valmont Industries, Inc. 4,873,275
32,382 Verisk Analytics, Inc. 5,511,416
1,137 Vinci SA 105,426
1,137 Vinci SA Rights
e,h,i
78
28,667 Waste Connections, Inc. 2,688,678
14,002 Watsco, Inc. 2,488,155
116,433 Willdan Group, Inc.
i
2,911,989
15,450 XPO Logistics, Inc.
i
1,193,513
800 Yuasa Trading Company, Ltd. 21,626
Total 253,117,797
Information Technology (9.5%)
17,575 Accenture plc 3,773,704
36,546 Adobe, Inc.
i
15,908,839
14,113 ADTRAN, Inc. 154,255
25,520 Advanced Energy Industries, Inc.
i
1,730,001
19,115 Advanced Micro Devices, Inc.
i
1,005,640
400 Advantest Corporation 22,828
77,485 Agilysys, Inc.
i
1,390,081
23,950 Akamai Technologies, Inc.
i
2,564,805
20,856 Alliance Data Systems Corporation 941,023
22,833 Alteryx, Inc.
h,i
3,751,005
2,484 Amadeus IT Holding SA 130,415
9,140 American Software, Inc. 144,046
81,014 Amphenol Corporation 7,761,951
81,393 Anaplan, Inc.
i
3,687,917
9,593 ANSYS, Inc.
i
2,798,566
191,910 Apple, Inc. 70,008,768
114 ASM International NV 17,550
1,042 ASML Holding NV 381,175
688 Aspen Technology, Inc.
i
71,284
17,250 Atlassian Corporation plc
i
3,109,658
21,482 Automatic Data Processing, Inc. 3,198,455
39,691 Avalara, Inc.
i
5,282,475
12,630 Avnet, Inc. 352,188
49,278 Bandwidth, Inc.
h,i
6,258,306
2,908 BE Semiconductor Industries NV 128,939
47,027 Benchmark Electronics, Inc. 1,015,783
71,744 Blackline, Inc.
i
5,948,295

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
182
Shares Common Stock (33.5%) Value
Information Technology (9.5%) - continued
112 Broadcom, Ltd. $ 35,348
12,986 Broadridge Financial Solutions,
Inc. 1,638,703
3,131 CACI International, Inc.
i
679,051
2,000 Canon, Inc. 39,896
67,104 CDK Global, Inc. 2,779,448
55,398 CDW Corporation 6,436,140
1,424 CEVA, Inc.
i
53,286
6,462 CGI, Inc.
i
407,112
190,518 Change Healthcare, Inc.
i
2,133,802
69,343 Ciena Corporation
i
3,755,617
111,502 Cisco Systems, Inc. 5,200,453
43,897 Cognex Corporation 2,621,529
21,722 CommScope Holding Company,
Inc.
i
180,944
54,613 Computer Services, Inc. 2,921,795
7,774 Computershare, Ltd. 71,983
34,168 Coupa Software, Inc.
i
9,465,903
7,820 Cree, Inc.
i
462,866
31,880 CTS Corporation 638,875
100 Cybozu, Inc. 3,138
54,355 Descartes Systems Group, Inc.
i
2,875,379
549 Dialog Semiconductor plc
i
25,094
33,358 DocuSign, Inc.
i
5,744,581
137,848 Dolby Laboratories, Inc. 9,080,048
8,527 DSP Group, Inc.
i
135,409
65,887 Elastic NV
i
6,075,440
35,518 Endava plc ADR
i
1,715,519
5,762 EPAM Systems, Inc.
i
1,452,082
16,447 ePlus, Inc.
i
1,162,474
50,646 Euronet Worldwide, Inc.
i
4,852,900
122,257 Eventbrite, Inc.
h,i
1,047,742
22,511 ExlService Holdings, Inc.
i
1,427,197
5,152 eXp World Holdings, Inc.
i
87,842
8,833 F5 Networks, Inc.
i
1,232,027
2,282 Fair Isaac Corporation
i
953,967
47,306 Five9, Inc.
i
5,235,355
2,791 FLIR Systems, Inc. 113,231
1,800 Fuji Soft, Inc. 71,443
100 Fujitsu, Ltd. 11,708
5,289 Gartner, Inc.
i
641,714
34,516 Global Payments, Inc. 5,854,604
100 GMO Payment Gateway, Inc. 10,459
45,376 Guidewire Software, Inc.
i
5,029,930
13,567 Halma plc 386,525
57,059 Health Catalyst, Inc.
h,i
1,664,411
800 Hoya Corporation 76,607
13,858 II-VI, Inc.
i
654,375
343 Infineon Technologies AG 8,037
21,746 Inphi Corporation
i
2,555,155
29,642 Intel Corporation 1,773,481
8,138 InterDigital, Inc. 460,855
6,447 International Business Machines
Corporation 778,604
47,463 Intuit, Inc. 14,058,066
6,286 Jack Henry & Associates, Inc. 1,156,813
28,452 Juniper Networks, Inc. 650,413
400 Keyence Corporation 167,625
5,029 KLA-Tencor Corporation 978,040
4,513 Kulicke and Soffa Industries, Inc. 94,006
11,860 Lam Research Corporation 3,836,236
300 Lasertec Corporation 28,359
163,877 Lattice Semiconductor
Corporation
i
4,652,468
14,992 Littelfuse, Inc. 2,558,085
Shares Common Stock (33.5%) Value
Information Technology (9.5%) - continued
69,833 Lumentum Holdings, Inc.
i
$ 5,686,501
10,755 ManTech International Corporation 736,610
100,832 MasterCard, Inc. 29,816,022
25,854 Maxim Integrated Products, Inc. 1,567,011
110,220 Medallia, Inc.
h,i
2,781,953
28,588 Methode Electronics, Inc. 893,661
368,697 Microsoft Corporation 75,033,526
16,419 MicroStrategy, Inc.
i
1,942,204
60,089 MKS Instruments, Inc. 6,804,478
15,280 MoneyGram International, Inc.
i
49,049
69,602 Monolithic Power Systems, Inc. 16,495,674
2,957 Motorola Solutions, Inc. 414,364
20,797 MTS Systems Corporation 365,819
300 Murata Manufacturing Company,
Ltd. 17,685
99,520 National Instruments Corporation 3,852,419
7,000 NEC Networks & System
Integration Corporation 143,201
844 NetApp, Inc. 37,448
18,678 Nice, Ltd. ADR
i
3,534,625
35,264 Nova Measuring Instruments, Ltd.
i
1,699,372
18,623 Novanta, Inc.
i
1,988,378
136,491 Nuance Communications, Inc.
i
3,453,905
51,488 NVIDIA Corporation 19,560,806
100 OBIC Company, Ltd. 17,624
8,315 Oracle Corporation 459,570
300 Oracle Corporation Japan 35,584
300 Otsuka Corporation 15,845
17,850 Palo Alto Networks, Inc.
i
4,099,609
7,342 Paychex, Inc. 556,156
78,146 PayPal Holdings, Inc.
i
13,615,378
39,732 Plexus Corporation
i
2,803,490
8,820 Progress Software Corporation 341,775
23,131 Proofpoint, Inc.
i
2,570,317
36,253 Q2 Holdings, Inc.
i
3,110,145
15,538 QAD, Inc. 641,409
6,731 QUALCOMM, Inc. 613,935
23,523 Rogers Corporation
i
2,930,966
900 Ryoyo Electro Corporation 24,405
249,985 SailPoint Technologies Holdings,
Inc.
i
6,617,103
31,072 Salesforce.com, Inc.
i
5,820,718
723 Samsung Electronics Company,
Ltd. GDR 790,394
182 SAP SE 25,442
20,843 ScanSource, Inc.
i
502,108
59,432 ServiceNow, Inc.
i
24,073,526
11,451 Silicon Laboratories, Inc.
i
1,148,192
110,684 Square, Inc.
i
11,615,179
131,829 STMicroelectronics NV ADR
h
3,613,433
3,188 Sykes Enterprises, Inc.
i
88,180
30,234 Synopsys, Inc.
i
5,895,630
40,597 TE Connectivity, Ltd. 3,310,685
18,736 Teradyne, Inc. 1,583,379
82,737 Texas Instruments, Inc. 10,505,117
400 Tokyo Electron, Ltd. 98,698
4,726 Tyler Technologies, Inc.
i
1,639,355
12,611 VeriSign, Inc.
i
2,608,333
72,781 Virtusa Corporation
i
2,363,199
174,421 Visa, Inc. 33,692,905
2,630 VMware, Inc.
h,i
407,282
14,846 WEX, Inc.
i
2,449,738
27,843 Zscaler, Inc.
i
3,048,808
Total 603,046,470

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
183
Shares Common Stock (33.5%) Value
Materials (1.1%)
15,397 AdvanSix, Inc.
i
$ 180,761
4,300 Air Water, Inc. 60,754
963 Anglo American plc 22,200
18,016 AptarGroup, Inc. 2,017,432
8,379 Avery Dennison Corporation 955,960
18,810 Axalta Coating Systems, Ltd.
i
424,165
966 Balchem Corporation 91,635
14,803 Ball Corporation 1,028,660
53,948 Boise Cascade Company 2,028,984
12,716 Cabot Corporation 471,128
5,389 Celanese Corporation 465,286
19,671 CF Industries Holdings, Inc. 553,542
49,663 Chemours Company 762,327
67,976 Coeur Mining, Inc.
i
345,318
1,166 Croda International plc 75,732
3,132 Domtar Corporation 66,117
56,542 Eastman Chemical Company 3,937,585
48,851 Ecolab, Inc. 9,718,906
232,059 Element Solutions, Inc.
i
2,517,840
46 EMS-CHEMIE Holding AG 35,738
149 Eramet SA
i
5,374
57,670 Ferroglobe Representation &
Warranty Insurance Trust
e,i
6
24 Givaudan SA 89,711
4,952 Granges AB
i
39,480
53,146 Hecla Mining Company 173,787
7,599 Hexpol AB
i
56,703
3,186 Hochschild Mining plc 7,699
343 Holmen AB 11,017
8,862 IAMGOLD Corporation
i
35,005
129 IMCD NV
i
12,165
9,744 Ingevity Corporation
i
512,242
30,591 Innospec, Inc. 2,363,155
532,897 Ivanhoe Mines, Ltd.
i
1,511,236
36,059 Kaiser Aluminum Corporation 2,654,664
2,742 Koninklijke DSM NV 380,637
15,195 Kraton Performance Polymers,
Inc.
i
262,570
3,800 Kyoei Steel, Ltd. 45,848
500 Lintec Corporation 11,917
344,993 Louisiana-Pacific Corporation 8,849,070
519 MAG Silver Corporation
i
7,325
22,491 Martin Marietta Materials, Inc. 4,645,966
23,537 Materion Corporation 1,447,290
17,198 Minerals Technologies, Inc. 807,102
52,161 Myers Industries, Inc. 758,943
28,833 Neenah, Inc. 1,426,080
10,100 Nippon Steel Corporation 95,440
1,409 Northern Star Resources, Ltd. 13,288
21,217 Nucor Corporation 878,596
18,766 Olin Corporation 215,621
6,008 Olympic Steel, Inc. 70,594
33,026 PPG Industries, Inc. 3,502,738
14,022 Quaker Chemical Corporation 2,603,184
7,756 Ramelius Resources, Ltd. 10,886
7,236 Reliance Steel & Aluminum
Company 686,913
96 Rio Tinto plc 5,403
1,248 Rio Tinto, Ltd. 85,455
6,125 RPM International, Inc. 459,742
29,112 Ryerson Holding Corporation
i
163,901
10,867 Sandfire Resources, Ltd. 38,563
6,759 Sensient Technologies Corporation 352,549
2,754 Sherwin-Williams Company 1,591,399
200 Shin-Etsu Chemical Company, Ltd. 23,472
Shares Common Stock (33.5%) Value
Materials (1.1%) - continued
791 Sika AG $ 152,483
107,481 Steel Dynamics, Inc. 2,804,179
11,000 Sumitomo Chemical Company,
Ltd. 33,097
655 Symrise AG 76,534
700 Taiyo Holdings Company, Ltd. 32,325
2,900 Toagosei Company, Ltd. 28,484
20,300 Toray Industries, Inc. 95,817
1,900 Ube Industries, Ltd. 32,746
35,384 UFP Technologies, Inc.
i
1,559,019
30,553 United States Lime & Minerals, Inc. 2,579,895
31,098 United States Steel Corporation 224,528
5,944 UPM-Kymmene Oyj 172,165
14,172 Verso Corporation 169,497
4,147 W. R. Grace & Company 210,709
4,594 Worthington Industries, Inc. 171,356
Total 71,015,640
Real Estate (1.6%)
106,965 Agree Realty Corporation 7,028,670
5,802 Alexandria Real Estate Equities,
Inc. 941,375
2,535 Allied Properties REIT 76,483
2,669 Alstria Office REIT AG
i
39,723
68,232 American Campus Communities,
Inc. 2,385,391
37,947 American Tower Corporation 9,810,817
39,232 Apartment Investment &
Management Company 1,476,693
24,932 Armada Hoffler Properties, Inc. 248,073
49,156 Ascendas REIT 112,784
6,400 Ascott Trust 4,644
76,879 Ashford Hospitality Trust, Inc. 55,553
2,670 AvalonBay Communities, Inc. 412,889
6,385 BBX Capital Corporation 16,218
496 Bluerock Residential Growth REIT,
Inc. 4,008
31,531 Camden Property Trust 2,876,258
23,950 CareTrust REIT, Inc. 410,982
3,493 Castellum AB 65,452
82,218 CBL & Associates Properties, Inc.
i
22,413
86,002 Cedar Realty Trust, Inc. 85,142
2,071 Choice Properties REIT 19,435
13,919 City Office REIT, Inc. 140,025
93 Cofinimmo SA 12,825
39,667 Colliers International Group, Inc.
h
2,273,316
15,248 Colony Credit Real Estate, Inc. 107,041
11,838 Columbia Property Trust, Inc. 155,551
972 Community Healthcare Trust, Inc. 39,755
11,629 Corepoint Lodging, Inc. 48,958
19,237 CoreSite Realty Corporation 2,328,831
8,860 CoStar Group, Inc.
i
6,296,536
3,242 CyrusOne, Inc. 235,856
1,400 Daito Trust Construction Company,
Ltd. 129,026
4,637 Digital Realty Trust, Inc. 658,964
46,548 Diversified Healthcare Trust 205,975
20,658 Douglas Emmett, Inc. 633,374
23,916 Duke Realty Corporation 846,387
3,505 Easterly Government Properties,
Inc. 81,036
6,739 EastGroup Properties, Inc. 799,313
967 Entra ASA
j
12,396
16,803 EPR Properties 556,683
15,714 Equity Lifestyle Properties, Inc. 981,811

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
184
Shares Common Stock (33.5%) Value
Real Estate (1.6%) - continued
54,455 Equity Residential $ 3,203,043
110,749 Essential Properties Realty Trust,
Inc. 1,643,515
7,977 Essex Property Trust, Inc. 1,828,089
15,385 Farmland Partners, Inc. 105,387
97,276 First Industrial Realty Trust, Inc. 3,739,289
26,621 FirstService Corporation 2,682,066
31,280 Four Corners Property Trust, Inc. 763,232
12,766 Franklin Street Properties
Corporation 64,979
24,949 Gaming and Leisure Properties,
Inc. 863,235
12,977 Getty Realty Corporation 385,157
2,888 Gladstone Commercial
Corporation 54,150
3,707 Granite REIT 191,303
19,596 Healthcare Realty Trust, Inc. 573,967
30,576 Healthcare Trust of America, Inc. 810,876
11,061 Hersha Hospitality Trust 63,711
62,730 Host Hotels & Resorts, Inc. 676,857
7,912 Hudson Pacific Properties, Inc. 199,066
8,000 Hysan Development Company,
Ltd. 25,826
19,825 Industrial Logistics Properties Trust 407,404
8,158 Innovative Industrial Properties,
Inc. 718,067
7,288 Investors Real Estate Trust 513,731
3,701 iSTAR Financial, Inc. 45,596
89 Japan Hotel REIT Investment
Corporation 36,919
9,908 Jones Lang LaSalle, Inc. 1,025,082
84,656 Kilroy Realty Corporation 4,969,307
24,102 Kite Realty Group Trust 278,137
667 Kungsleden AB 4,992
8,471 Lamar Advertising Company 565,524
22,054 Lexington Realty Trust 232,670
40,195 Macerich Company 360,549
13,300 Mapletree Commercial Trust 18,609
135,196 Medical Properties Trust, Inc. 2,541,685
4,371 MGM Growth Properties LLC 118,935
3,132 National Health Investors, Inc. 190,175
47,701 National Retail Properties, Inc. 1,692,432
193,960 National Storage Affiliates Trust 5,558,894
81,467 New Residential Investment
Corporation 605,300
24,023 New Senior Investment Group, Inc. 86,963
38,970 NexPoint Residential Trust, Inc. 1,377,590
1 Nomura Real Estate Master Fund,
Inc. 1,198
19,766 Omega Healthcare Investors, Inc. 587,643
11,206 One Liberty Properties, Inc. 197,450
18,134 Pennsylvania REIT 24,662
12,572 Physicians Realty Trust 220,261
3,689 Plymouth Industrial REIT, Inc. 47,219
10,295 PotlatchDeltic Corporation 391,519
26,444 Preferred Apartment Communities,
Inc. 200,974
5,295 PS Business Parks, Inc. 701,058
2,553 PSP Swiss Property AG 287,559
7,808 QTS Realty Trust, Inc. 500,415
5,063 Quebecor, Inc. 108,786
42,909 Rayonier, Inc. REIT 1,063,714
53,448 Retail Properties of America, Inc. 391,239
53,769 Rexford Industrial Realty, Inc. 2,227,650
1,395 RioCan REIT 15,783
Shares Common Stock (33.5%) Value
Real Estate (1.6%) - continued
1,994 RMR Group, Inc. $ 58,763
10,000 Road King Infrastructure, Ltd. 13,598
1,830 Ryman Hospitality Properties 63,318
71,421 Sabra Health Care REIT, Inc. 1,030,605
15,424 SBA Communications Corporation 4,595,118
133,869 Service Properties Trust 949,131
19,502 Spirit Realty Capital, Inc. 679,840
14,220 STAG Industrial, Inc. 416,930
35,606 Store Capital Corporation 847,779
308,547 Sunstone Hotel Investors, Inc. 2,514,658
1,004 Swiss Prime Site AG 93,136
8,199 TAG Immobilien AG 195,824
22,758 Terreno Realty Corporation 1,197,981
43,246 UDR, Inc. 1,616,535
12,590 UMH Properties, Inc. 162,789
69,838 Uniti Group, Inc. 652,985
575 Universal Health Realty Income
Trust 45,707
6,055 Urstadt Biddle Properties, Inc. 71,933
66,783 Washington Prime Group, Inc. 56,151
22,800 Wing Tai Holdings, Ltd. 29,377
Total 104,118,259
Utilities (0.3%)
1,866 AGL Energy, Ltd. 22,075
4,770 ALLETE, Inc. 260,490
12,412 Alliant Energy Corporation 593,790
16,754 Artesian Resources Corporation 608,003
2,451 Avista Corporation 89,192
12,963 Black Hills Corporation 734,484
34,303 CenterPoint Energy, Inc. 640,437
3,257 Chesapeake Utilities Corporation 273,588
10,391 CMS Energy Corporation 607,042
13,436 Consolidated Water Company,
Ltd. 193,881
5,719 DTE Energy Company 614,792
5,810 Duke Energy Corporation 464,161
5,239 Enagas SA 128,164
1,616 Enel SPA 13,976
16,493 Entergy Corporation 1,547,208
4,303 Essential Utilities, Inc. 181,759
10,452 Exelon Corporation 379,303
16,657 FirstEnergy Corporation 645,958
10,628 Hawaiian Electric Industries, Inc. 383,246
10,670 IDACORP, Inc. 932,238
10,367 MDU Resources Group, Inc. 229,940
890 MGE Energy, Inc. 57,414
2,354 Middlesex Water Company 158,142
4,369 National Fuel Gas Company 183,192
20,274 New Jersey Resources
Corporation 661,946
1,420 Northland Power, Inc. 35,542
2,453 Northwest Natural Holding
Company 136,853
22,431 NorthWestern Corporation 1,222,938
17,832 OGE Energy Corporation 541,380
8,578 Otter Tail Corporation 332,741
62,167 PNM Resources, Inc. 2,389,699
29,431 Portland General Electric
Company 1,230,510
470 SJW Group 29,192
3,297 South Jersey Industries, Inc. 82,392
8,910 Southwest Gas Holdings, Inc. 615,236
23,275 Spire, Inc. 1,529,400
15,548 UGI Corporation 494,426

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
185
Shares Common Stock (33.5%) Value
Utilities (0.3%) - continued
7,320 Unitil Corporation $ 328,082
159 Verbund AG 7,141
Total 19,579,953
Total Common Stock
(cost $1,619,989,814) 2,124,279,187
Principal
Amount Long-Term Fixed Income ( 17.7% ) Value
Asset-Backed Securities (0.7%)
Access Group, Inc.
159,399
0.685%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,j
155,811
Aimco
1,000,000
2.418%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,j
974,873
Ares CLO, Ltd.
1,500,000
2.535%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,j
1,449,475
Ares XXXIIR CLO, Ltd.
750,000
1.332%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,j
732,084
Benefit Street Partners CLO IV, Ltd.
1,000,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,j
972,203
Buttermilk Park CLO, Ltd.
2,575,000
2.619%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,j
2,486,641
Carlyle Global Market Strategies
CLO, Ltd.
1,675,000
2.669%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,j
1,597,669
Carvana Auto Receivables Trust
100,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
j
101,049
CBAM, Ltd.
1,600,000
2.499%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,j
1,582,552
Colony American Finance Trust
1,714,845
2.835%,  6/15/2052, Ser.
2019-2, Class A
j
1,761,801
Commonbond Student Loan Trust
319,122
0.685%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,j
314,199
CoreVest American Finance Trust
1,983,235
2.705%,  10/15/2052, Ser.
2019-3, Class A
j
2,034,439
Deephaven Residential Mortgage
Trust
680,652
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,j
686,520
Principal
Amount Long-Term Fixed Income (17.7%) Value
Asset-Backed Securities (0.7%) - continued
DRB Prime Student Loan Trust
$ 95,341
2.085%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,j
$ 95,812
Dryden Senior Loan Fund
1,450,000
2.535%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,j
1,407,628
Earnest Student Loan Program,
LLC
485,286
3.020%,  5/25/2034, Ser.
2016-B, Class A2
j
488,563
Edlinc Student Loan Funding Trust
8,076
4.324%,  (CMT 3M +
3.150%), 10/1/2025, Ser.
2012-A, Class AT
b,j
8,076
Galaxy XX CLO, Ltd.
1,200,000
2.135%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,j
1,166,766
Golub Capital Partners, Ltd.
750,000
2.315%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,j
721,261
1,095,000
2.335%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,j
1,052,408
Goodgreen
1,302,704
3.860%,  10/15/2054, Ser.
2019-1A, Class A
j
1,363,917
Home Partners of America Trust
1,914,163
2.908%,  9/17/2039, Ser.
2019-1, Class A
j
1,996,732
1,922,162
2.703%,  10/19/2039, Ser.
2019-2, Class A
j
1,983,916
Laurel Road Prime Student Loan
Trust
507,968
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
j
519,939
797,446
0.420%,  11/25/2043, Ser.
2018-D, Class A
b,j
828,424
Madison Park Funding XIV, Ltd.
1,200,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,j
1,144,646
Magnetite XII, Ltd.
1,200,000
2.319%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,j
1,168,841
Mountain View CLO, Ltd.
850,000
2.339%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,j
815,610
National Collegiate Trust
588,794
0.480%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,j
567,790
Neuberger Berman CLO XIV, Ltd.
1,250,000
1.917%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,j
1,227,576

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
186
Principal
Amount Long-Term Fixed Income (17.7%) Value
Asset-Backed Securities (0.7%) - continued
Neuberger Berman CLO, Ltd.
$ 500,000
2.128%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,j
$ 491,611
Octagon Investment Partners XVI,
Ltd.
250,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,j
242,182
OneMain Financial Issuance Trust
1,325,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
j
1,373,133
OZLM VIII, Ltd.
383,112
2.305%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,j
376,801
Palmer Square Loan Funding, Ltd.
1,311,298
1.985%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,j
1,300,763
850,000
2.785%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,j
840,479
PPM CLO 3, Ltd.
750,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,j
732,661
Pretium Mortgage Credit Partners,
LLC
1,047,492
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
j,k
1,048,562
Progress Residential Trust
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
j
2,067,832
RCO Mortgage, LLC
623,894
4.458%,  10/25/2023, Ser.
2018-2, Class A1
j,k
625,098
Saxon Asset Securities Trust
430,017
3.972%,  8/25/2035, Ser.
2004-2, Class MF2
b
419,089
Shackleton CLO, Ltd.
800,000
2.389%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,j
776,434
SLM Student Loan Trust
3,486
0.705%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
3,486
U.S. Small Business Administration
148,235
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 153,531
Voya CLO, Ltd.
750,000
2.419%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,j
732,944
Total 42,591,827
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
650,000 2.700%,  5/15/2040 690,369
Anglo American Capital plc
13,000 4.125%,  9/27/2022
j
13,554
Principal
Amount Long-Term Fixed Income (17.7%) Value
Basic Materials (0.2%) - continued
$ 470,000 4.875%,  5/14/2025
j
$ 523,357
Cleveland-Cliffs, Inc.
215,000 5.750%,  3/1/2025
h
183,029
180,000 9.875%,  10/17/2025
j
188,811
Dow Chemical Company
350,000 4.800%,  11/30/2028 419,061
DowDuPont, Inc.
700,000 4.493%,  11/15/2025 805,843
EI du Pont de Nemours &
Company
375,000 2.300%,  7/15/2030 390,071
First Quantum Minerals, Ltd.
410,000 7.500%,  4/1/2025
j
392,575
Freeport-McMoRan, Inc.
280,000 4.125%,  3/1/2028
h
271,600
310,000 4.250%,  3/1/2030 300,700
Glencore Funding, LLC
224,000 4.125%,  5/30/2023
j
239,463
300,000 4.000%,  3/27/2027
j
321,482
International Paper Company
600,000 4.350%,  8/15/2048
h
707,659
Kinross Gold Corporation
7,000 5.125%,  9/1/2021 7,194
218,000 5.950%,  3/15/2024 245,051
635,000 4.500%,  7/15/2027 693,354
Koppers, Inc.
340,000 6.000%,  2/15/2025
j
330,650
Krayton Polymers, LLC
380,000 7.000%,  4/15/2025
j
381,900
Methanex Corporation
440,000 5.250%,  12/15/2029 387,191
Norbord, Inc.
420,000 5.750%,  7/15/2027
j
428,400
Novelis Corporation
485,000 5.875%,  9/30/2026
j
483,855
130,000 4.750%,  1/30/2030
j
124,150
Olin Corporation
495,000 5.125%,  9/15/2027 462,825
Peabody Securities Finance
Corporation
405,000 6.375%,  3/31/2025
j
214,650
Sherwin-Williams Company
540,000 3.125%,  6/1/2024 580,201
Syngenta Finance NV
525,000 3.933%,  4/23/2021
j
530,110
Teck Resources, Ltd.
839,000 6.125%,  10/1/2035 949,780
Tronox Finance plc
450,000 5.750%,  10/1/2025
j
416,250
Vale Overseas, Ltd.
340,000 6.250%,  8/10/2026 399,925
168,000 6.875%,  11/21/2036 219,492
WestRock Company
470,000 3.750%,  3/15/2025 520,948
Xstrata Finance Canada, Ltd.
10,000 4.950%,  11/15/2021
j
10,437
Total 12,833,937

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
187
Principal
Amount Long-Term Fixed Income (17.7%) Value
Capital Goods (0.3%)
AECOM
$ 770,000 5.125%,  3/15/2027 $ 827,750
Amsted Industries, Inc.
555,000 5.625%,  7/1/2027
j
572,344
Ardagh Packaging Finance plc
210,000 6.000%,  2/15/2025
h,j
214,988
Building Materials Corporation of
America
710,000 6.000%,  10/15/2025
j
730,782
Carrier Global Corporation
500,000 2.700%,  2/15/2031
j
497,083
Cintas Corporation No. 2
10,000 2.900%,  4/1/2022 10,393
345,000 3.700%,  4/1/2027 391,760
CNH Industrial Capital, LLC
480,000 4.875%,  4/1/2021 492,478
CNH Industrial NV
300,000 3.850%,  11/15/2027 316,122
Covanta Holding Corporation
390,000 6.000%,  1/1/2027 394,914
Crown Americas Capital
Corporation IV
720,000 4.500%,  1/15/2023 734,400
Emerson Electric Company
650,000 1.800%,  10/15/2027 672,257
H&E Equipment Services, Inc.
370,000 5.625%,  9/1/2025 373,622
Ingersoll-Rand Luxembourg
Finance SA
650,000 3.500%,  3/21/2026 710,514
L3Harris Technologies, Inc.
705,000 3.950%,  5/28/2024 772,109
Lockheed Martin Corporation
480,000 3.600%,  3/1/2035 576,078
448,000 4.500%,  5/15/2036
h
581,630
120,000 6.150%,  9/1/2036 176,455
Northrop Grumman Corporation
820,000 3.850%,  4/15/2045 963,301
Owens-Brockway Glass Container,
Inc.
156,000 5.000%,  1/15/2022
j
156,000
Raytheon Technologies
Corporation
420,000 2.800%,  3/15/2022
j
433,252
Republic Services, Inc.
335,000 2.900%,  7/1/2026 365,949
Reynolds Group Issuer, Inc.
820,000 5.125%,  7/15/2023
j
829,651
Roper Technologies, Inc.
185,000 3.650%,  9/15/2023 201,117
240,000 4.200%,  9/15/2028 281,195
Siemens
Financieringsmaatschappij NV
682,000 4.200%,  3/16/2047
j
900,710
Spirit AeroSystems, Inc.
210,000 7.500%,  4/15/2025
j
207,113
Textron, Inc.
720,000 3.375%,  3/1/2028 735,965
TransDigm, Inc.
210,000 6.250%,  3/15/2026
j
209,869
600,000 5.500%,  11/15/2027 523,764
Principal
Amount Long-Term Fixed Income (17.7%) Value
Capital Goods (0.3%) - continued
United Rentals North America, Inc.
$ 150,000 4.875%,  1/15/2028 $ 153,750
805,000 4.000%,  7/15/2030 778,620
United Technologies Corporation
375,000 4.450%,  11/16/2038 458,632
600,000 3.750%,  11/1/2046 686,275
WESCO Distribution, Inc.
120,000 7.250%,  6/15/2028
j
126,548
Total 17,057,390
Collateralized Mortgage Obligations (0.7%)
Ajax Mortgage Loan Trust
1,340,827
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,j
1,400,867
Angel Oak Mortgage Trust
1,893,074
2.531%,  1/26/2065, Ser.
2020-2, Class A1A
b,j
1,927,229
Angel Oak Mortgage Trust I, LLC
544,645
3.500%,  7/25/2046, Ser.
2016-1, Class A1
j
565,637
Banc of America Alternative Loan
Trust
24,558
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 21,636
Bellemeade Re, Ltd.
224,019
1.785%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,j
221,752
314,001
1.285%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,j
312,843
1,300,000
2.845%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,e,j
1,300,000
BRAVO Residential Funding Trust
281,989
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
j
290,095
Citicorp Mortgage Securities, Inc.
1,194,925
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,156,637
Citigroup Mortgage Loan Trust,
Inc.
189,098
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 191,116
8,081
3.790%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
6,525
COLT Funding, LLC
339,971
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,j
343,078
Countrywide Alternative Loan Trust
230,694
3.355%,  10/25/2035, Ser.
2005-43, Class 4A1
b
211,882
276,417
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 149,802
689,137
7.000%,  10/25/2037, Ser.
2007-24, Class A10 391,716
Countrywide Home Loans, Inc.
230,219
5.750%,  4/25/2037, Ser.
2007-3, Class A27 172,826

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
188
Principal
Amount Long-Term Fixed Income (17.7%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
Credit Suisse First Boston
Mortgage Securities Corporation
$ 17,329
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 $ 17,535
Credit Suisse Mortgage Capital
Certificates
1,034,596
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
j,k
1,035,545
Credit Suisse Mortgage Trust
2,939,522
3.561%,  2/25/2060, Ser.
2020-RPL2, Class A12
j
2,959,611
1,513,808
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,j
1,604,644
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
98,638
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 86,929
Ellington Financial Mortgage Trust
937,879
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,j
959,728
680,000
2.006%,  6/25/2065, Ser.
2020-1, Class A1
b,j
681,662
Federal Home Loan Mortgage
Corporation - REMIC
814,814
4.000%,  7/15/2031, Ser.
4104, Class KI
l
51,241
683,025
3.000%,  2/15/2033, Ser.
4170, Class IG
l
66,206
1,535,901
3.000%,  3/15/2033, Ser.
4180, Class PI
l
155,060
Federal National Mortgage
Association - REMIC
2,388,974
3.000%,  12/25/2027, Ser.
2012-137, Class AI
l
149,315
FWD Securitization Trust
1,203,176
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,j
1,230,908
Galton Funding Mortgage Trust
2017-1
776,480
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,j
794,839
GS Mortgage-Backed Securities
Trust
1,424,850
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,j
1,435,321
J.P. Morgan Alternative Loan Trust
82,090
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 66,667
MASTR Alternative Loans Trust
458,710
0.635%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
84,008
Merrill Lynch Alternative Note
Asset Trust
183,367
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 123,178
MFRA Trust
819,736
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
j,k
817,001
Preston Ridge Partners Mortgage
Trust, LLC
920,613
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
j,k
924,548
Principal
Amount Long-Term Fixed Income (17.7%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
$ 1,067,710
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,j
$ 1,059,291
RCO Mortgage, LLC
1,245,149
3.721%,  5/24/2024, Ser.
2019-1, Class A1
j,k
1,247,935
1,815,935
3.475%,  11/25/2024, Ser.
2019-2, Class A1
j,k
1,812,478
1,318,712
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,j
1,375,995
Renaissance Home Equity Loan
Trust
1,118,930
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
k
574,543
Residential Accredit Loans, Inc.
Trust
448,508
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 446,870
31,415
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 30,745
Residential Funding Mortgage
Security I Trust
100,741
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 92,706
Sequoia Mortgage Trust
311,178
3.455%,  9/20/2046, Ser.
2007-1, Class 4A1
b
235,534
Silver Hill Trust
598,493
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,j
608,132
Starwood Mortgage Residential
Trust
500,000
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,j
500,093
Structured Adjustable Rate
Mortgage Loan Trust
42,025
3.922%,  9/25/2035, Ser.
2005-18, Class 1A1
b
33,131
Structured Asset Mortgage
Investments, Inc.
53,469
0.495%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
48,721
Toorak Mortgage Corporation
1,050,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
j,k
1,052,606
4,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 3,990,274
750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
j,k
733,568
Vericrest Opportunity Loan
Transferee
1,096,774
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
j,k
1,096,987
Verus Securitization Trust
200,548
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,j
200,193
221,680
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,j
225,988
167,256
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,j
170,556
338,936
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,j
337,359

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
189
Principal
Amount Long-Term Fixed Income (17.7%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
$ 1,369,611
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,j
$ 1,393,640
758,444
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,j
756,027
683,156
1.977%,  4/25/2060, Ser.
2020-INV1, Class A1
b,j
680,844
2,600,000
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,e,j
2,645,500
835,336
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,j
841,799
WaMu Mortgage Pass Through
Certificates
89,048
3.718%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
81,528
208,639
3.712%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
196,120
Total 44,376,750
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
768,132
3.000%,  3/15/2045, Ser.
4741, Class GA 798,573
Federal National Mortgage
Association - ACES
2,250,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
2,635,194
10,999,463
1.770%,  12/25/2028, Ser.
2020-M11, Class IO
b,l
1,334,618
GS Mortgage Securities Trust
2,450,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,641,829
UBS Commercial Mortgage Trust
1,350,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 1,461,018
Total 8,871,232
Communications Services (0.7%)
AMC Networks, Inc.
310,000 5.000%,  4/1/2024 306,900
American Tower Corporation
525,000 2.900%,  1/15/2030 560,221
625,000 2.100%,  6/15/2030 626,299
AT&T, Inc.
600,000 2.300%,  6/1/2027 619,472
750,000 4.350%,  3/1/2029 874,288
281,000 4.300%,  2/15/2030 328,295
480,000 5.250%,  3/1/2037 593,334
700,000 4.900%,  8/15/2037 838,495
336,000 6.350%,  3/15/2040 467,268
355,000 5.550%,  8/15/2041 456,643
580,000 5.450%,  3/1/2047 758,662
British Sky Broadcasting Group
plc
455,000 3.125%,  11/26/2022
j
482,738
British Telecommunications plc
700,000 4.500%,  12/4/2023 774,929
CCO Holdings, LLC
600,000 5.500%,  5/1/2026
j
621,750
Principal
Amount Long-Term Fixed Income (17.7%) Value
Communications Services (0.7%) - continued
$ 380,000 5.125%,  5/1/2027
j
$ 393,148
900,000 4.750%,  3/1/2030
j
920,871
CCOH Safari, LLC
30,000 5.750%,  2/15/2026
j
31,030
Charter Communications
Operating, LLC
217,000 6.834%,  10/23/2055 292,278
300,000 4.500%,  2/1/2024 331,924
595,000 4.200%,  3/15/2028 667,001
1,410,000 6.484%,  10/23/2045 1,873,386
Clear Channel Worldwide
Holdings, Inc.
370,000 5.125%,  8/15/2027
j
355,200
Comcast Corporation
625,000 4.950%,  10/15/2058 888,494
370,000 4.049%,  11/1/2052 453,769
360,000 2.750%,  3/1/2023
h
382,697
420,000 3.950%,  10/15/2025 481,298
725,000 4.250%,  10/15/2030 887,644
960,000 4.400%,  8/15/2035 1,190,262
490,000 4.750%,  3/1/2044 654,982
250,000 4.600%,  8/15/2045 321,269
Cox Communications, Inc.
600,000 3.350%,  9/15/2026
j
663,406
240,000 4.600%,  8/15/2047
j
303,842
Crown Castle International
Corporation
336,000 5.250%,  1/15/2023 373,887
480,000 3.200%,  9/1/2024 520,863
CSC Holdings, LLC
220,000 5.500%,  5/15/2026
j
225,801
230,000 4.125%,  12/1/2030
j
228,001
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 690,389
Embarq Corporation
400,000 7.995%,  6/1/2036 449,200
Fox Corporation
400,000 3.500%,  4/8/2030 446,572
Front Range BidCo, Inc.
510,000 4.000%,  3/1/2027
j
484,021
Gray Television, Inc.
395,000 5.875%,  7/15/2026
j
393,519
iHeartCommunications, Inc.
400,000 4.750%,  1/15/2028
j
369,000
Lamar Media Corporation
260,000 3.750%,  2/15/2028
j
245,128
Level 3 Financing, Inc.
500,000 4.625%,  9/15/2027
j
503,750
420,000 4.250%,  7/1/2028
j
419,446
Neptune Finco Corporation
798,000 10.875%,  10/15/2025
j
857,850
Netflix, Inc.
875,000 4.875%,  4/15/2028 935,611
Nexstar Escrow Corporation
240,000 5.625%,  8/1/2024
j
241,800
320,000 5.625%,  7/15/2027
j
320,019
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 249,962
200,000 4.200%,  6/1/2030 232,537
SFR Group SA
540,000 7.375%,  5/1/2026
j
563,728

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
190
Principal
Amount Long-Term Fixed Income (17.7%) Value
Communications Services (0.7%) - continued
Sirius XM Radio, Inc.
$ 780,000 5.000%,  8/1/2027
j
$ 800,140
Sprint Corporation
750,000 7.250%,  9/15/2021 786,262
695,000 7.625%,  2/15/2025 801,856
Telefonica Emisiones SAU
525,000 4.570%,  4/27/2023 576,526
Telesat Canada / Telesat, LLC
420,000 4.875%,  6/1/2027
j
411,600
Time Warner Entertainment
Company, LP
459,000 8.375%,  3/15/2023 537,861
T-Mobile USA, Inc.
1,180,000 4.500%,  2/1/2026 1,194,113
650,000 3.750%,  4/15/2027
j
721,175
525,000 4.375%,  4/15/2040
j
607,278
Univision Communications, Inc.
250,000 6.625%,  6/1/2027
j
238,750
Verizon Communications, Inc.
874,000 3.376%,  2/15/2025 969,943
245,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
247,984
1,594,000 4.272%,  1/15/2036 1,973,443
Viacom, Inc.
336,000 5.850%,  9/1/2043 397,236
Virgin Media Secured Finance plc
635,000 5.500%,  8/15/2026
j
649,567
Vodafone Group plc
800,000 4.875%,  6/19/2049 1,002,385
Walt Disney Company
550,000 2.200%,  1/13/2028 574,024
775,000 2.650%,  1/13/2031 821,310
675,000 3.500%,  5/13/2040 735,515
Windstream Services, LLC
330,000 8.625%,  10/31/2025
f,j
198,000
Ziggo BV
342,000 5.500%,  1/15/2027
j
347,571
Total 42,745,418
Consumer Cyclical (0.5%)
1011778 B.C., ULC
760,000 4.375%,  1/15/2028
j
744,944
Allison Transmission, Inc.
545,000 5.000%,  10/1/2024
j
543,637
Amazon.com, Inc.
625,000 1.500%,  6/3/2030 633,836
600,000 3.875%,  8/22/2037 742,697
360,000 4.050%,  8/22/2047 469,397
American Honda Finance
Corporation
800,000 2.150%,  9/10/2024 835,750
Brookfield Property REIT, Inc.
130,000 5.750%,  5/15/2026
j
109,850
Brookfield Residential Properties,
Inc.
810,000 6.250%,  9/15/2027
j
774,611
Cedar Fair, LP
290,000 5.250%,  7/15/2029
j
262,195
Colt Merger Sub, Inc.
340,000 6.250%,  7/1/2025
d,j
337,348
Principal
Amount Long-Term Fixed Income (17.7%) Value
Consumer Cyclical (0.5%) - continued
Costco Wholesale Corporation
$ 650,000 1.375%,  6/20/2027 $ 663,655
D.R. Horton, Inc.
534,000 2.550%,  12/1/2020 537,813
650,000 2.600%,  10/15/2025 683,216
Daimler Finance North America,
LLC
425,000
1.106%,  (LIBOR 3M +
0.550%), 5/4/2021
b,j
422,806
Dana, Inc.
320,000 5.625%,  6/15/2028 317,661
Ford Motor Company
140,000 9.000%,  4/22/2025 151,375
80,000 9.625%,  4/22/2030 94,744
Ford Motor Credit Company, LLC
168,000 3.200%,  1/15/2021 165,480
170,000
1.576%,  (LIBOR 3M +
1.270%), 3/28/2022
b
158,959
820,000 4.063%,  11/1/2024 781,911
800,000 4.134%,  8/4/2025 758,760
General Motors Company
265,000
1.210%,  (LIBOR 3M +
0.900%), 9/10/2021
b
262,085
650,000 6.125%,  10/1/2025 730,473
600,000 6.800%,  10/1/2027 699,071
General Motors Financial
Company, Inc.
515,000
2.170%,  (LIBOR 3M +
0.850%), 4/9/2021
b
511,928
10,000 4.375%,  9/25/2021 10,271
531,000 3.150%,  6/30/2022 540,244
224,000 3.950%,  4/13/2024 231,728
385,000 4.300%,  7/13/2025 401,166
Hanesbrands, Inc.
580,000 4.875%,  5/15/2026
j
584,350
Herc Holdings, Inc.
210,000 5.500%,  7/15/2027
j
210,451
Hilton Domestic Operating
Company, Inc.
770,000 4.875%,  1/15/2030 758,450
Home Depot, Inc.
575,000 5.400%,  9/15/2040 817,086
336,000 4.250%,  4/1/2046 426,191
840,000 3.900%,  6/15/2047 1,027,223
Hyundai Capital America
1,200,000 3.000%,  6/20/2022
j
1,222,798
International Game Technology plc
330,000 5.250%,  1/15/2029
j
320,925
KB Home
270,000 4.800%,  11/15/2029 265,275
Landry's, Inc.
395,000 6.750%,  10/15/2024
j
283,906
Lennar Corporation
9,000 2.950%,  11/29/2020 9,010
350,000 4.125%,  1/15/2022 354,375
50,000 4.750%,  11/15/2022 51,950
1,000,000 4.875%,  12/15/2023 1,055,000
Mastercard, Inc.
600,000 3.300%,  3/26/2027 679,440
700,000 3.950%,  2/26/2048 875,715
Mattamy Group Corporation
670,000 5.250%,  12/15/2027
j
666,650

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
191
Principal
Amount Long-Term Fixed Income (17.7%) Value
Consumer Cyclical (0.5%) - continued
McDonald's Corporation
$ 335,000 2.750%,  12/9/2020 $ 337,931
600,000 2.125%,  3/1/2030 615,113
575,000 4.450%,  3/1/2047 699,414
MGM Resorts International
625,000 6.000%,  3/15/2023 631,250
20,000 5.750%,  6/15/2025 19,775
Prime Security Services Borrower,
LLC
790,000 5.750%,  4/15/2026
j
818,637
Royal Caribbean Cruises, Ltd.
170,000 9.125%,  6/15/2023
j
168,641
Scientific Games International, Inc.
380,000 5.000%,  10/15/2025
j
350,839
ServiceMaster Company, LLC
790,000 5.125%,  11/15/2024
j
800,863
Six Flags Entertainment
Corporation
240,000 5.500%,  4/15/2027
h,j
214,500
Six Flags Theme Parks, Inc.
150,000 7.000%,  7/1/2025
j
155,063
Staples, Inc.
420,000 7.500%,  4/15/2026
j
330,015
Target Corporation
575,000 2.250%,  4/15/2025 615,090
TJX Companies, Inc.
650,000 3.750%,  4/15/2027 741,492
400,000 3.875%,  4/15/2030 469,965
ViacomCBS, Inc.
550,000 4.200%,  5/19/2032 610,181
Visa, Inc.
385,000 1.900%,  4/15/2027 402,383
650,000 2.700%,  4/15/2040 696,344
Volkswagen Group of America
Finance, LLC
860,000 4.250%,  11/13/2023
j
941,107
Walmart, Inc.
600,000 3.250%,  7/8/2029 697,065
Yum! Brands, Inc.
550,000 4.750%,  1/15/2030
j
558,250
Total 34,060,324
Consumer Non-Cyclical (0.8%)
Abbott Laboratories
184,000 3.400%,  11/30/2023 200,748
941,000 4.750%,  11/30/2036 1,265,750
AbbVie, Inc.
7,000 2.900%,  11/6/2022 7,344
700,000 2.800%,  3/15/2023
j
726,373
540,000 3.600%,  5/14/2025 599,595
500,000 2.950%,  11/21/2026
j
547,108
240,000 4.700%,  5/14/2045 300,570
1,200,000 4.875%,  11/14/2048 1,535,204
Albertson's Companies, Inc.
720,000 7.500%,  3/15/2026
j
779,947
Altria Group, Inc.
400,000 4.400%,  2/14/2026 460,073
700,000 5.800%,  2/14/2039 872,755
Amgen, Inc.
600,000 3.375%,  2/21/2050 656,948
300,000 3.125%,  5/1/2025 329,333
Principal
Amount Long-Term Fixed Income (17.7%) Value
Consumer Non-Cyclical (0.8%) - continued
Anheuser-Busch Companies, LLC
$ 201,000 3.650%,  2/1/2026 $ 225,693
896,000 4.700%,  2/1/2036 1,056,320
Anheuser-Busch InBev Finance,
Inc.
6,000 3.300%,  2/1/2023 6,346
Anheuser-Busch InBev Worldwide,
Inc.
1,150,000 4.750%,  4/15/2058 1,388,117
575,000 4.375%,  4/15/2038 660,357
75,000 4.600%,  4/15/2048 87,556
Anthem, Inc.
525,000 3.125%,  5/15/2050 542,853
590,000 4.625%,  5/15/2042 734,066
Aramark Services, Inc.
310,000 6.375%,  5/1/2025
j
320,115
BAT Capital Corporation
360,000 3.222%,  8/15/2024 385,754
480,000 4.540%,  8/15/2047 522,485
Bausch Health Companies, Inc.
355,000 7.000%,  1/15/2028
j
365,650
100,000 5.000%,  1/30/2028
j
94,149
100,000 5.250%,  1/30/2030
j
94,875
Baxalta, Inc.
246,000 4.000%,  6/23/2025 278,480
Becton, Dickinson and Company
516,000 3.734%,  12/15/2024 568,126
375,000 3.700%,  6/6/2027 419,549
Boston Scientific Corporation
336,000 7.375%,  1/15/2040 522,084
Bristol-Myers Squibb Company
445,000 2.875%,  8/15/2020
j
446,290
Bunge, Ltd. Finance Corporation
190,000 3.500%,  11/24/2020 191,795
Campbell Soup Company
200,000 2.375%,  4/24/2030 207,101
Cargill, Inc.
800,000 3.250%,  5/23/2029
j
901,643
Centene Corporation
780,000 4.750%,  1/15/2025 798,463
120,000 4.250%,  12/15/2027 123,829
280,000 4.625%,  12/15/2029 296,456
Cigna Corporation
120,000
2.109%,  (LIBOR 3M +
0.890%), 7/15/2023
b
120,588
480,000 4.125%,  11/15/2025 551,773
525,000 3.050%,  10/15/2027 554,800
590,000 4.800%,  8/15/2038 747,368
Clorox Company
720,000 3.100%,  10/1/2027 787,616
Conagra Brands, Inc.
455,000 4.300%,  5/1/2024 503,187
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 520,666
250,000 2.875%,  5/1/2030 264,829
CVS Health Corporation
7,000 2.750%,  12/1/2022 7,305
110,000 4.000%,  12/5/2023 120,661
580,000 4.100%,  3/25/2025 655,644
600,000 3.625%,  4/1/2027 673,983
1,440,000 4.875%,  7/20/2035 1,817,908

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
192
Principal
Amount Long-Term Fixed Income (17.7%) Value
Consumer Non-Cyclical (0.8%) - continued
DaVita, Inc.
$ 380,000 4.625%,  6/1/2030
j
$ 377,910
DENTSPLY SIRONA, Inc.
775,000 3.250%,  6/1/2030 811,966
Edgewell Personal Care Company
160,000 5.500%,  6/1/2028
j
164,600
Encompass Health Corporation
440,000 4.500%,  2/1/2028 422,013
Energizer Holdings, Inc.
500,000 4.750%,  6/15/2028
d,j
490,485
Express Scripts Holding Company
740,000 4.800%,  7/15/2046 839,802
General Mills, Inc.
320,000 2.875%,  4/15/2030 347,896
HCA, Inc.
1,120,000 5.375%,  2/1/2025 1,199,800
Imperial Brands Finance plc
825,000 3.875%,  7/26/2029
j
868,438
Imperial Tobacco Finance plc
80,000 2.950%,  7/21/2020
j
80,078
JBS Investments II GmbH
240,000 5.750%,  1/15/2028
j
237,254
JBS USA, LLC
395,000 5.750%,  6/15/2025
j
399,937
810,000 5.500%,  1/15/2030
j
830,250
Kellogg Company
550,000 2.100%,  6/1/2030 557,064
Keurig Dr. Pepper, Inc.
550,000 3.200%,  5/1/2030 608,445
Kimberly-Clark Corporation
450,000 3.100%,  3/26/2030 512,232
600,000 3.900%,  5/4/2047 739,647
Kraft Foods Group, Inc.
390,000 5.000%,  6/4/2042 410,797
Kraft Heinz Foods Company
630,000 4.625%,  1/30/2029 679,006
570,000 3.750%,  4/1/2030
j
588,429
Medtronic, Inc.
1,231,000 4.375%,  3/15/2035 1,607,854
35,000 4.625%,  3/15/2045 47,119
Merck & Company, Inc.
88,000 3.700%,  2/10/2045 105,519
Molina Healthcare, Inc.
280,000 4.375%,  6/15/2028
j
280,700
Mondelez International, Inc.
180,000 2.750%,  4/13/2030 194,146
Mylan, Inc.
120,000 3.125%,  1/15/2023
j
126,118
Nestle Holdings, Inc.
750,000 3.900%,  9/24/2038
j
931,177
Par Pharmaceutical, Inc.
390,000 7.500%,  4/1/2027
j
400,218
Pernod Ricard SA
5,000 5.750%,  4/7/2021
j
5,194
Post Holdings, Inc.
220,000 5.750%,  3/1/2027
j
227,700
Quest Diagnostics, Inc.
550,000 2.800%,  6/30/2031 576,968
Principal
Amount Long-Term Fixed Income (17.7%) Value
Consumer Non-Cyclical (0.8%) - continued
Reynolds American, Inc.
$ 672,000 5.700%,  8/15/2035 $ 838,127
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
j
424,968
Scotts Miracle-Gro Company
420,000 4.500%,  10/15/2029 432,075
Shire Acquisitions Investments
Ireland Designated Activity
Company
34,000 2.400%,  9/23/2021 34,680
Simmons Foods, Inc.
260,000 5.750%,  11/1/2024
j
247,000
Smithfield Foods, Inc.
350,000 2.650%,  10/3/2021
j
346,145
Spectrum Brands, Inc.
330,000 5.750%,  7/15/2025 338,669
120,000 5.500%,  7/15/2030
j
120,150
Teleflex, Inc.
90,000 4.250%,  6/1/2028
j
92,250
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 205,785
570,000 5.125%,  11/1/2027
j
562,419
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,939
340,000 2.800%,  7/21/2023 321,300
Thermo Fisher Scientific, Inc.
360,000 4.133%,  3/25/2025 411,181
Tyson Foods, Inc.
236,000 3.550%,  6/2/2027 261,327
UnitedHealth Group, Inc.
600,000 2.950%,  10/15/2027 669,567
1,460,000 4.625%,  7/15/2035 1,920,555
Upjohn, Inc.
600,000 2.300%,  6/22/2027
j
619,422
VRX Escrow Corporation
1,535,000 6.125%,  4/15/2025
j
1,556,904
Zoetis, Inc.
9,000 3.450%,  11/13/2020 9,078
768,000 4.700%,  2/1/2043 1,014,387
Total 52,943,918
Energy (0.6%)
Antero Resources Corporation
225,000 5.000%,  3/1/2025 132,750
Apache Corporation
260,000 4.375%,  10/15/2028
h
229,551
190,000 5.100%,  9/1/2040 156,052
Archrock Partners, LP
280,000 6.250%,  4/1/2028
j
256,284
BP Capital Markets America, Inc.
120,000 3.119%,  5/4/2026 130,852
1,200,000 3.543%,  4/6/2027 1,330,400
BP Capital Markets plc
335,000 3.535%,  11/4/2024 369,512
840,000 3.279%,  9/19/2027 917,378
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
j
191,854
230,000 3.950%,  12/1/2026 216,207
80,000 4.125%,  12/1/2027 76,200

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
193
Principal
Amount Long-Term Fixed Income (17.7%) Value
Energy (0.6%) - continued
Canadian Natural Resources, Ltd.
$ 585,000 3.450%,  11/15/2021
h
$ 599,066
195,000 2.050%,  7/15/2025 195,389
265,000 2.950%,  7/15/2030 262,937
Canadian Oil Sands, Ltd.
315,000 9.400%,  9/1/2021
j
336,614
Cheniere Energy Partners, LP
795,000 5.625%,  10/1/2026 787,201
Chesapeake Energy Corporation
251,000 11.500%,  1/1/2025
j,m,n
26,355
Comstock Resources, Inc.
170,000 9.750%,  8/15/2026 158,737
ConocoPhillips
590,000 6.500%,  2/1/2039 859,068
Continental Resources, Inc.
205,000 5.000%,  9/15/2022 201,759
525,000 4.500%,  4/15/2023 501,490
DCP Midstream Operating, LP
240,000 5.625%,  7/15/2027 241,800
Diamondback Energy, Inc.
550,000 3.500%,  12/1/2029 531,338
El Paso Pipeline Partners
Operating Company, LLC
355,000 4.300%,  5/1/2024 387,706
Enagas SA
640,000 5.500%,  1/15/2028
j
553,600
Enbridge, Inc.
400,000 2.900%,  7/15/2022 414,981
Endeavor Energy Resources, LP
120,000 6.625%,  7/15/2025
j
120,938
100,000 5.500%,  1/30/2026
j
95,750
300,000 5.750%,  1/30/2028
j
288,000
Energy Transfer Operating, LP
200,000 4.200%,  9/15/2023 212,501
600,000 6.000%,  6/15/2048 622,389
Energy Transfer Partners, LP
265,000 4.900%,  3/15/2035 265,781
250,000 5.150%,  2/1/2043 234,266
EnLink Midstream Partners, LP
250,000 4.850%,  7/15/2026 185,075
Enterprise Products Operating,
LLC
172,000 5.100%,  2/15/2045 203,010
EOG Resources, Inc.
525,000 4.375%,  4/15/2030 624,949
EQM Midstream Partners LP
280,000 6.500%,  7/1/2027
j
286,812
EQT Corporation
440,000 3.900%,  10/1/2027
h
357,909
Equinor ASA
815,000 3.000%,  4/6/2027 897,658
Exxon Mobil Corporation
600,000 4.327%,  3/19/2050 751,689
700,000 3.452%,  4/15/2051 776,766
Kinder Morgan Energy Partners,
LP
14,000 3.450%,  2/15/2023 14,673
585,000 6.500%,  9/1/2039 736,312
Kinder Morgan, Inc.
530,000 6.500%,  9/15/2020 535,850
Principal
Amount Long-Term Fixed Income (17.7%) Value
Energy (0.6%) - continued
Magellan Midstream Partners, LP
$ 315,000 5.000%,  3/1/2026 $ 362,573
Marathon Oil Corporation
525,000 4.400%,  7/15/2027 515,231
Marathon Petroleum Corporation
708,000 4.750%,  12/15/2023 776,941
230,000 6.500%,  3/1/2041 285,378
MPLX, LP
10,000 4.500%,  7/15/2023 10,755
650,000 4.875%,  12/1/2024 721,932
708,000 4.875%,  6/1/2025 789,934
Murphy Oil Corporation
150,000 5.875%,  12/1/2027 132,000
Nabors Industries, Inc.
370,000 5.750%,  2/1/2025 149,850
Nabors Industries, Ltd.
290,000 7.250%,  1/15/2026
j
178,350
Newfield Exploration Company
440,000 5.625%,  7/1/2024 418,012
280,000 5.375%,  1/1/2026 262,201
Noble Energy, Inc.
1,000,000 5.050%,  11/15/2044 908,700
Occidental Petroleum Corporation
260,000 2.700%,  8/15/2022 242,047
490,000 2.900%,  8/15/2024 418,950
170,000 3.400%,  4/15/2026 138,975
150,000 8.500%,  7/15/2027
d
150,375
290,000 3.500%,  8/15/2029 212,947
160,000 6.450%,  9/15/2036 136,946
410,000 4.400%,  4/15/2046 285,852
ONEOK, Inc.
480,000 2.200%,  9/15/2025 471,111
Parsley Energy, LLC
410,000 5.625%,  10/15/2027
j
403,850
Pioneer Natural Resources
Company
225,000 4.450%,  1/15/2026 260,361
Plains All American Pipeline, LP
800,000 4.500%,  12/15/2026 847,350
750,000 3.550%,  12/15/2029 729,179
QEP Resources, Inc.
170,000 5.625%,  3/1/2026 107,950
Regency Energy Partners, LP
448,000 5.875%,  3/1/2022 472,937
Sabine Pass Liquefaction, LLC
351,000 6.250%,  3/15/2022 374,061
426,000 5.625%,  4/15/2023 465,903
480,000 5.750%,  5/15/2024 540,552
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
j
307,698
Southwestern Energy Company
435,000 7.500%,  4/1/2026
h
380,755
Suncor Energy, Inc.
270,000 3.600%,  12/1/2024 291,493
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 10,199
475,000 4.000%,  10/1/2027 486,627
Sunoco, LP
285,000 5.875%,  3/15/2028 282,908

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
194
Principal
Amount Long-Term Fixed Income (17.7%) Value
Energy (0.6%) - continued
Targa Resources Partners, LP
$ 490,000 5.375%,  2/1/2027 $ 472,850
Transocean Pontus, Ltd.
325,650 6.125%,  8/1/2025
j
283,315
W&T Offshore, Inc.
395,000 9.750%,  11/1/2023
j
247,270
Western Gas Partners, LP
472,000 4.000%,  7/1/2022 470,490
Western Midstream Operating, LP
240,000 3.100%,  2/1/2025 227,093
240,000 3.950%,  6/1/2025 224,813
Williams Companies, Inc.
600,000 7.500%,  1/15/2031 768,465
Williams Partners, LP
294,000 4.000%,  11/15/2021 303,617
165,000 3.600%,  3/15/2022 171,475
300,000 4.500%,  11/15/2023 328,556
475,000 6.300%,  4/15/2040 569,273
WPX Energy, Inc.
245,000 5.750%,  6/1/2026 237,650
240,000 4.500%,  1/15/2030 212,066
Total 35,323,225
Financials (1.5%)
ABN AMRO Bank NV
450,000 4.750%,  7/28/2025
j
495,935
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,512
335,000 4.350%,  11/3/2045 436,868
AerCap Ireland Capital, Ltd.
224,000 4.625%,  10/30/2020 224,974
420,000 3.500%,  1/15/2025 394,206
575,000 3.875%,  1/23/2028 519,095
Air Lease Corporation
1,000 2.500%,  3/1/2021 1,000
Aircastle, Ltd.
700,000 5.000%,  4/1/2023 682,027
Ally Financial, Inc.
470,000 5.750%,  11/20/2025 502,108
American International Group, Inc.
336,000 4.125%,  2/15/2024 374,876
720,000 3.750%,  7/10/2025 796,782
650,000 3.900%,  4/1/2026 734,173
Athene Global Funding
6,000 4.000%,  1/25/2022
j
6,210
Australia and New Zealand
Banking Group, Ltd.
450,000 2.950%,  7/22/2030
b,j
459,107
AvalonBay Communities, Inc.
500,000 3.500%,  11/15/2025 554,589
Aviation Capital Group, LLC
485,000 2.875%,  1/20/2022
j
463,529
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
j
319,564
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
j
437,760
Banco Santander SA
600,000
2.431%,  (LIBOR 3M +
1.120%), 4/12/2023
b
591,030
Principal
Amount Long-Term Fixed Income (17.7%) Value
Financials (1.5%) - continued
Bank of America Corporation
$ 5,000 2.738%,  1/23/2022
b
$ 5,056
300,000 3.499%,  5/17/2022
b
307,127
475,000 2.881%,  4/24/2023
b
492,394
10,000 3.550%,  3/5/2024
b
10,685
448,000 4.000%,  4/1/2024 497,283
750,000 4.200%,  8/26/2024 832,235
1,070,000 4.000%,  1/22/2025 1,180,910
650,000 3.458%,  3/15/2025
b
705,017
600,000 3.093%,  10/1/2025
b
647,728
500,000 3.824%,  1/20/2028
b
568,651
600,000 2.496%,  2/13/2031
b
628,913
400,000 2.592%,  4/29/2031
b
423,101
561,000 5.875%,  2/7/2042 838,339
Bank of Montreal
465,000
1.771%,  (LIBOR 3M +
0.460%), 4/13/2021
b
466,400
Bank of New York Mellon
Corporation
40,000 2.500%,  4/15/2021 40,610
14,000 2.600%,  2/7/2022 14,457
Bank of Nova Scotia
950,000
1.575%,  (LIBOR 3M +
0.440%), 4/20/2021
b
952,989
Barclays Bank plc
112,000 10.179%,  6/12/2021
j
121,115
Barclays plc
725,000 4.610%,  2/15/2023
b
763,383
448,000 3.650%,  3/16/2025 485,681
Boston Properties, LP
525,000 4.500%,  12/1/2028 627,776
BPCE SA
300,000 3.000%,  5/22/2022
j
310,204
840,000 3.500%,  10/23/2027
j
910,678
Camden Property Trust
900,000 3.150%,  7/1/2029 997,571
Capital One Financial Corporation
466,000 3.050%,  3/9/2022 483,730
750,000 4.200%,  10/29/2025 832,263
Cascades USA, Inc.
390,000 5.125%,  1/15/2026
j
395,850
CIT Group, Inc.
535,000 5.000%,  8/15/2022
h
546,369
160,000 5.250%,  3/7/2025 165,766
Citigroup, Inc.
537,000 2.750%,  4/25/2022 556,692
244,000 4.050%,  7/30/2022 259,355
366,000 3.142%,  1/24/2023
b
378,525
910,000 4.400%,  6/10/2025 1,019,072
448,000 3.200%,  10/21/2026 491,311
1,070,000 3.668%,  7/24/2028
b
1,192,765
336,000 4.125%,  7/25/2028 379,746
600,000 3.520%,  10/27/2028
b
661,106
700,000 3.878%,  1/24/2039
b
814,164
348,000 4.650%,  7/23/2048 457,408
CNA Financial Corporation
250,000 3.900%,  5/1/2029 275,427
Comerica, Inc.
180,000 3.700%,  7/31/2023 193,930
Commerzbank AG
600,000 8.125%,  9/19/2023
j
676,477

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
195
Principal
Amount Long-Term Fixed Income (17.7%) Value
Financials (1.5%) - continued
Compass Bank
$ 500,000 3.500%,  6/11/2021 $ 510,868
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
620,000 3.950%,  11/9/2022 656,002
1,416,000 4.625%,  12/1/2023 1,561,480
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
j
241,425
Credit Agricole SA
807,000 3.375%,  1/10/2022
j
835,261
600,000 3.250%,  1/14/2030
j
643,631
Credit Suisse Group AG
250,000 2.997%,  12/14/2023
b,j
260,221
350,000 7.250%,  9/12/2025
b,j,o
359,625
750,000 2.193%,  6/5/2026
b,j
759,373
450,000 3.869%,  1/12/2029
b,j
496,740
Credit Suisse Group Funding
(Guernsey), Ltd.
535,000 3.125%,  12/10/2020 541,128
21,000 3.800%,  9/15/2022 22,307
Danske Bank AS
675,000 3.244%,  12/20/2025
b,j
701,749
Deutsche Bank AG
675,000 3.375%,  5/12/2021 681,799
301,000 4.250%,  10/14/2021 308,870
650,000 3.961%,  11/26/2025
b
681,900
Discover Bank
400,000 2.450%,  9/12/2024 419,504
600,000 4.682%,  8/9/2028
b
605,700
Duke Realty, LP
450,000 2.875%,  11/15/2029 490,761
ERP Operating, LP
90,000 3.375%,  6/1/2025 98,933
ESH Hospitality, Inc.
240,000 5.250%,  5/1/2025
j
232,200
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 537,857
Fifth Third Bancorp
396,000 2.600%,  6/15/2022 410,574
First Horizon National Corporation
775,000 4.000%,  5/26/2025 810,517
Five Corners Funding Trust
1,090,000 4.419%,  11/15/2023
j
1,213,866
GE Capital Funding, LLC
1,750,000 4.400%,  5/15/2030
j
1,819,626
GE Capital International Funding
Company
1,390,000 4.418%,  11/15/2035 1,411,192
Goldman Sachs Group, Inc.
842,000
4.370%,  (LIBOR 3M +
3.922%), 7/2/2020
b,o
771,861
10,000
1.562%,  (LIBOR 3M +
1.170%), 11/15/2021
b
10,030
14,000 3.000%,  4/26/2022 14,271
729,000 2.876%,  10/31/2022
b
747,403
472,000 2.908%,  6/5/2023
b
489,309
700,000 3.625%,  2/20/2024 761,148
790,000 4.750%,  10/21/2045 1,035,677
Guardian Life Global Funding
10,000 2.000%,  4/26/2021
j
10,134
Principal
Amount Long-Term Fixed Income (17.7%) Value
Financials (1.5%) - continued
HCP, Inc.
$ 176,000 3.400%,  2/1/2025 $ 189,675
Healthpeak Properties, Inc.
400,000 2.875%,  1/15/2031 410,642
Hospitality Properties Trust
10,000 4.250%,  2/15/2021 10,001
HSBC Holdings plc
464,000 6.875%,  6/1/2021
b,o
470,793
350,000 2.650%,  1/5/2022 360,822
750,000 3.803%,  3/11/2025
b
810,315
425,000 3.900%,  5/25/2026 471,842
725,000 4.950%,  3/31/2030 867,631
Huntington Bancshares, Inc.
10,000 3.150%,  3/14/2021 10,167
Icahn Enterprises, LP
345,000 6.750%,  2/1/2024 347,588
410,000 6.375%,  12/15/2025 405,900
ING Groep NV
375,000 3.150%,  3/29/2022 389,867
525,000 4.100%,  10/2/2023 575,795
International Lease Finance
Corporation
284,000 5.875%,  8/15/2022 298,790
J.P. Morgan Chase & Company
10,000 2.776%,  4/25/2023
b
10,353
575,000 2.700%,  5/18/2023 606,059
352,000 3.625%,  5/13/2024 388,726
750,000 3.875%,  9/10/2024 831,542
690,000 3.125%,  1/23/2025 752,023
1,080,000 3.900%,  7/15/2025 1,224,818
360,000 3.300%,  4/1/2026 402,384
675,000 4.203%,  7/23/2029
b
791,256
400,000 2.522%,  4/22/2031
b
422,444
720,000 3.882%,  7/24/2038
b
851,306
KeyCorp
300,000 2.900%,  9/15/2020 301,399
Kimco Realty Corporation
960,000 3.300%,  2/1/2025 1,007,463
Liberty Mutual Group, Inc.
4,000 5.000%,  6/1/2021
j
4,145
224,000 4.950%,  5/1/2022
j
237,942
Lloyds Banking Group plc
600,000 2.907%,  11/7/2023
b
624,679
925,000 3.870%,  7/9/2025
b
1,005,965
MassMutual Global Funding
400,000 2.750%,  6/22/2024
j
427,869
MetLife, Inc.
355,000 4.050%,  3/1/2045 417,484
MGM Growth Properties Operating
Partnership, LP
170,000 4.625%,  6/15/2025
j
166,614
Mitsubishi UFJ Financial Group,
Inc.
7,000 2.998%,  2/22/2022 7,253
725,000 3.455%,  3/2/2023 773,870
600,000 3.287%,  7/25/2027 657,738
Morgan Stanley
224,000 5.550%,  7/15/2020
b,o
205,900
12,000 5.500%,  7/28/2021 12,636
290,000 2.625%,  11/17/2021 297,969
153,000
2.315%,  (LIBOR 3M +
1.180%), 1/20/2022
b
153,629

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
196
Principal
Amount Long-Term Fixed Income (17.7%) Value
Financials (1.5%) - continued
$ 537,000 2.750%,  5/19/2022 $ 558,310
155,000 4.875%,  11/1/2022 168,561
485,000 3.125%,  1/23/2023 514,248
250,000 2.188%,  4/28/2026
b
260,003
540,000 4.350%,  9/8/2026 622,698
720,000 3.591%,  7/22/2028
b
809,732
100,000 3.772%,  1/24/2029
b
113,828
720,000 3.622%,  4/1/2031
b
822,332
MPT Operating Partnership, LP
385,000 6.375%,  3/1/2024 396,550
445,000 4.625%,  8/1/2029 447,225
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 350,215
295,000 3.850%,  6/30/2026 330,673
Nationwide Building Society
400,000 3.622%,  4/26/2023
b,j
415,630
Outfront Media Cap, LLC
420,000 4.625%,  3/15/2030
j
384,980
Park Aerospace Holdings, Ltd.
350,000 4.500%,  3/15/2023
j
319,310
Prudential Financial, Inc.
675,000 3.700%,  3/13/2051 744,771
Quicken Loans, Inc.
410,000 5.750%,  5/1/2025
j
419,139
Realty Income Corporation
475,000 4.125%,  10/15/2026 543,513
Regency Centers, LP
720,000 4.125%,  3/15/2028 785,433
Reinsurance Group of America,
Inc.
510,000 4.700%,  9/15/2023 557,510
Royal Bank of Scotland Group plc
300,000 6.125%,  12/15/2022 327,487
400,000 6.100%,  6/10/2023 442,892
300,000 3.875%,  9/12/2023 323,443
475,000 4.445%,  5/8/2030
b
551,354
500,000 6.000%,  12/29/2049
b,o
506,500
Service Properties Trust
200,000 4.500%,  6/15/2023 191,486
130,000 4.750%,  10/1/2026 115,012
Simon Property Group, LP
15,000 2.500%,  7/15/2021 15,138
448,000 4.250%,  11/30/2046 484,771
Societe Generale SA
354,000 4.750%,  11/24/2025
j
387,523
Springleaf Finance Corporation
390,000 6.875%,  3/15/2025 400,116
230,000 6.625%,  1/15/2028 227,700
Sumitomo Mitsui Financial Group,
Inc.
426,000 2.784%,  7/12/2022 443,770
360,000 3.102%,  1/17/2023 380,725
336,000 3.010%,  10/19/2026 367,044
Synchrony Financial
155,000 4.250%,  8/15/2024 163,011
350,000 3.950%,  12/1/2027 365,778
UBS Group Funding Jersey, Ltd.
336,000 4.125%,  9/24/2025
j
380,841
UBS Group Funding Switzerland
AG
450,000 3.491%,  5/23/2023
j
471,367
Principal
Amount Long-Term Fixed Income (17.7%) Value
Financials (1.5%) - continued
Ventas Realty, LP
$ 500,000 3.100%,  1/15/2023 $ 511,827
VICI Properties, LP / VICI Note
Company, Inc.
150,000 4.250%,  12/1/2026
j
143,939
80,000 3.750%,  2/15/2027
j
75,200
150,000 4.625%,  12/1/2029
j
146,250
80,000 4.125%,  8/15/2030
j
76,300
Voya Financial, Inc.
825,000 3.125%,  7/15/2024 881,727
Wells Fargo & Company
450,000 2.550%,  12/7/2020 454,167
8,000 2.100%,  7/26/2021 8,143
540,000 2.625%,  7/22/2022 562,599
550,000 3.069%,  1/24/2023 569,704
448,000 3.450%,  2/13/2023
h
475,949
750,000 4.125%,  8/15/2023 816,642
10,000
1.990%,  (LIBOR 3M +
1.230%), 10/31/2023
b
10,071
350,000 3.000%,  2/19/2025 377,003
450,000 3.000%,  4/22/2026 491,401
450,000 3.000%,  10/23/2026 490,791
550,000 2.393%,  6/2/2028
b
568,165
810,000 4.900%,  11/17/2045 1,039,444
Welltower, Inc.
180,000 3.950%,  9/1/2023 193,783
Total 93,972,564
Mortgage-Backed Securities (4.6%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
596,574 3.500%,  5/1/2034 628,570
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
19,139,426 3.000%,  3/25/2050 20,172,200
7,961,056 3.000%,  4/1/2050 8,390,645
8,361,833 3.500%,  7/1/2047 8,829,384
Federal National Mortgage
Association
1,424,890 3.230%,  11/1/2020 1,423,918
4,736,302 4.500%,  5/1/2048 5,094,294
9,396,984 3.500%,  10/1/2048 9,902,452
5,435,021 3.500%,  6/1/2049 5,752,946
11,049,164 3.500%,  8/1/2049 11,685,254
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
32,900,000 2.000%,  7/1/2035
d
34,027,082
30,750,000 2.500%,  7/1/2035
d
32,185,400
13,400,000 2.000%,  8/1/2035
d
13,837,594
31,836,000 3.000%,  8/1/2049
d
33,472,711
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
18,650,000 2.000%,  7/1/2050
d
19,076,182
57,819,000 2.500%,  7/1/2050
d,p
60,251,463
18,095,163 4.000%,  7/1/2048 19,160,861
10,925,000 3.500%,  7/1/2049
d
11,489,174
Total 295,380,130

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
197
Principal
Amount Long-Term Fixed Income (17.7%) Value
Technology (0.5%)
Adobe, Inc.
$ 450,000 2.150%,  2/1/2027 $ 482,990
Apple, Inc.
300,000 3.000%,  2/9/2024 324,565
475,000 3.200%,  5/11/2027 538,388
640,000 3.000%,  6/20/2027 714,826
960,000 3.000%,  11/13/2027 1,078,704
835,000 3.750%,  9/12/2047 1,001,139
Applied Materials, Inc.
240,000 3.300%,  4/1/2027 273,857
Avnet, Inc.
335,000 3.750%,  12/1/2021 343,754
Baidu, Inc.
500,000 3.425%,  4/7/2030
h
541,962
Broadcom Corporation
391,000 3.875%,  1/15/2027 422,695
500,000 3.500%,  1/15/2028 528,072
Broadcom, Inc.
900,000 4.750%,  4/15/2029
j
1,021,413
250,000 5.000%,  4/15/2030
j
287,280
CDW, LLC
150,000 4.250%,  4/1/2028 152,859
CommScope Technologies
Finance, LLC
595,000 6.000%,  6/15/2025
j
574,591
Diamond 1 Finance Corporation
1,300,000 6.020%,  6/15/2026
j
1,490,418
Diamond Sports Group, LLC
250,000 5.375%,  8/15/2026
j
181,210
420,000 6.625%,  8/15/2027
j
225,120
Fiserv, Inc.
775,000 2.250%,  6/1/2027 810,269
480,000 2.650%,  6/1/2030 506,378
Gartner, Inc.
170,000 4.500%,  7/1/2028
j
171,989
Harland Clarke Holdings
Corporation
305,000 8.375%,  8/15/2022
j
255,581
Hewlett Packard Enterprise
Company
600,000
2.093%,  (LIBOR 3M +
0.720%), 10/5/2021
b
598,834
140,000 4.400%,  10/15/2022 149,880
475,000 4.650%,  10/1/2024 533,380
Intel Corporation
1,200,000 3.100%,  2/15/2060 1,318,720
Iron Mountain, Inc.
320,000 4.875%,  9/15/2029
j
311,200
250,000 5.250%,  7/15/2030
j
244,800
KLA Corporation
720,000 3.300%,  3/1/2050 740,758
Lam Research Corporation
600,000 2.875%,  6/15/2050 620,023
Marvell Technology Group, Ltd.
350,000 4.200%,  6/22/2023 376,093
475,000 4.875%,  6/22/2028 571,269
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 285,571
Microsoft Corporation
797,000 2.675%,  6/1/2060 831,693
700,000 4.200%,  11/3/2035 910,769
Principal
Amount Long-Term Fixed Income (17.7%) Value
Technology (0.5%) - continued
$ 1,690,000 3.700%,  8/8/2046 $ 2,119,675
NCR Corporation
750,000 6.125%,  9/1/2029
j
753,667
NVIDIA Corporation
675,000 3.500%,  4/1/2040 787,464
NXP BV/NXP Funding, LLC
700,000 4.875%,  3/1/2024
j
781,784
Open Text Corporation
480,000 4.125%,  2/15/2030
j
471,600
Oracle Corporation
10,000 2.500%,  5/15/2022 10,340
332,000 2.400%,  9/15/2023 347,156
1,060,000 2.950%,  5/15/2025 1,156,724
750,000 2.800%,  4/1/2027 818,938
600,000 3.850%,  7/15/2036 699,965
625,000 3.600%,  4/1/2040 709,415
Plantronics, Inc.
420,000 5.500%,  5/31/2023
j
365,925
PTC, Inc.
130,000 3.625%,  2/15/2025
j
129,025
110,000 4.000%,  2/15/2028
j
109,182
SS&C Technologies, Inc.
600,000 5.500%,  9/30/2027
j
611,034
Texas Instruments, Inc.
580,000 4.150%,  5/15/2048 749,834
Tyco Electronics Group SA
120,000 3.450%,  8/1/2024 129,759
240,000 3.125%,  8/15/2027 261,584
Vmware, Inc.
400,000 4.650%,  5/15/2027 442,382
Total 30,876,503
Transportation (0.1%)
Air Canada Pass Through Trust
96,075 3.875%,  3/15/2023
j
81,133
Air Lease Corporation
180,000 3.500%,  1/15/2022 181,877
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 500,644
1,050,000 5.050%,  3/1/2041 1,389,786
385,000 4.450%,  3/15/2043 485,997
CSX Corporation
360,000 3.800%,  4/15/2050 426,867
115,000 3.700%,  11/1/2023 126,266
700,000 3.350%,  9/15/2049 769,471
Delta Air Lines, Inc.
360,000 7.000%,  5/1/2025
j
371,617
Mileage Plus Holdings, LLC
160,000 6.500%,  6/20/2027
d,j
160,400
NCL Corporation, Ltd.
250,000 3.625%,  12/15/2024
j
153,125
Penske Truck Leasing Company,
LP
600,000 3.375%,  2/1/2022
j
615,514
Southwest Airlines Company
525,000 4.750%,  5/4/2023 542,096
500,000 5.125%,  6/15/2027 518,372
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,301

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
198
Principal
Amount Long-Term Fixed Income (17.7%) Value
Transportation (0.1%) - continued
United Parcel Service, Inc.
$ 480,000 4.450%,  4/1/2030 $ 599,496
XPO Logistics, Inc.
517,000 6.750%,  8/15/2024
j
541,609
Total 7,473,571
U.S. Government & Agencies (5.9%)
U.S. Treasury Bonds
525,000 2.000%,  2/15/2050 600,920
20,580,000 2.250%,  11/15/2027 23,177,421
18,050,000 2.875%,  5/15/2028 21,300,410
5,830,000 5.250%,  11/15/2028 8,069,768
7,700,000 1.625%,  8/15/2029 8,400,219
1,580,000 1.500%,  2/15/2030 1,707,819
2,050,000 4.375%,  5/15/2040 3,238,680
11,465,000 3.000%,  5/15/2042 15,261,438
25,124,000 2.500%,  5/15/2046 31,145,909
16,725,000 2.875%,  5/15/2049 22,614,029
550,000 2.375%,  11/15/2049 678,971
U.S. Treasury Notes
950,000 1.375%,  8/31/2020 951,880
1,060,000 1.375%,  9/30/2020
q
1,063,146
300,000 1.875%,  12/15/2020 302,367
500,000 2.500%,  2/28/2021 507,734
1,500,000 1.375%,  5/31/2021 1,516,289
22,640,000 1.125%,  8/31/2021 22,888,509
6,425,000 1.500%,  9/30/2021 6,531,163
1,700,000 2.500%,  1/15/2022 1,760,629
1,900,000 1.125%,  2/28/2022 1,930,207
8,320,000 1.875%,  7/31/2022 8,615,425
8,190,000 2.000%,  11/30/2022 8,550,232
11,580,000 2.500%,  3/31/2023 12,317,320
16,710,000 2.500%,  1/31/2024 18,077,479
2,335,000 2.125%,  7/31/2024 2,514,594
95,000 2.250%,  11/15/2024 103,279
13,150,000 2.125%,  11/30/2024 14,233,334
43,700,000 2.875%,  5/31/2025 49,206,883
12,650,000 2.625%,  1/31/2026 14,233,721
64,360,000 2.500%,  2/28/2026 72,060,574
Total 373,560,349
Utilities (0.5%)
Alabama Power Company
7,000 2.450%,  3/30/2022 7,221
Ameren Corporation
10,000 2.700%,  11/15/2020 10,061
Ameren Illinois Company
450,000 4.500%,  3/15/2049 588,234
American Electric Power
Company, Inc.
718,000 2.950%,  12/15/2022 754,515
American Water Capital
Corporation
650,000 2.800%,  5/1/2030 706,726
Appalachian Power Company
238,000 3.300%,  6/1/2027 256,844
Arizona Public Service Company
450,000 3.500%,  12/1/2049 487,041
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 474,167
Principal
Amount Long-Term Fixed Income (17.7%) Value
Utilities (0.5%) - continued
Calpine Corporation
$ 380,000 4.500%,  2/15/2028
j
$ 372,400
CenterPoint Energy, Inc.
185,000 3.850%,  2/1/2024 202,267
700,000 2.500%,  9/1/2024 739,531
420,000 4.250%,  11/1/2028 488,250
CMS Energy Corporation
336,000 2.950%,  2/15/2027 349,771
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 416,446
180,000 4.350%,  11/15/2045 228,706
Consolidated Edison Company of
New York, Inc.
1,150,000 4.125%,  5/15/2049 1,400,043
Consolidated Edison, Inc.
168,000 4.500%,  12/1/2045 206,840
Consumers Energy Company
550,000 4.350%,  4/15/2049 726,337
DTE Electric Company
265,000 3.700%,  3/15/2045 304,657
360,000 3.700%,  6/1/2046 417,308
Duke Energy Carolinas, LLC
840,000 3.700%,  12/1/2047 991,055
Duke Energy Corporation
448,000 3.750%,  9/1/2046 507,319
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 357,648
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 522,308
Edison International
975,000 5.750%,  6/15/2027 1,119,324
Energy Transfer Operating, LP
580,000 5.200%,  2/1/2022 606,932
Exelon Corporation
375,000 4.700%,  4/15/2050 476,449
240,000 5.100%,  6/15/2045 311,127
336,000 4.450%,  4/15/2046 408,368
FirstEnergy Corporation
150,000 2.850%,  7/15/2022 155,564
845,000 4.850%,  7/15/2047 1,070,415
ITC Holdings Corporation
67,000 4.050%,  7/1/2023 71,695
224,000 5.300%,  7/1/2043 280,735
Mississippi Power Company
340,000 3.950%,  3/30/2028 386,104
Monongahela Power Company
275,000 5.400%,  12/15/2043
j
383,870
National Rural Utilities Cooperative
Finance Corporation
295,000 3.900%,  11/1/2028 349,632
575,000 3.700%,  3/15/2029 660,775
NextEra Energy Capital Holdings,
Inc.
350,000 2.750%,  5/1/2025 377,924
NextEra Energy Operating
Partners, LP
750,000 3.875%,  10/15/2026
j
748,912
NiSource Finance Corporation
236,000 3.490%,  5/15/2027 266,840
615,000 5.650%,  2/1/2045 833,645

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
199
Principal
Amount Long-Term Fixed Income (17.7%) Value
Utilities (0.5%) - continued
NiSource, Inc.
$ 550,000 3.600%,  5/1/2030 $ 628,423
Oncor Electric Delivery Company,
LLC
944,000 3.750%,  4/1/2045 1,130,132
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027
h,m,n
378,416
350,000 3.950%,  12/1/2047
h,m,n
366,100
PG&E Corporation
160,000 5.000%,  7/1/2028 159,400
130,000 5.250%,  7/1/2030 130,650
PPL Capital Funding, Inc.
236,000 3.400%,  6/1/2023 249,879
515,000 5.000%,  3/15/2044 607,925
PPL Electric Utilities Corporation
354,000 3.950%,  6/1/2047 429,159
PSEG Power, LLC
9,000 3.000%,  6/15/2021 9,183
Public Service Electric & Gas
Company
600,000 3.000%,  5/15/2027 663,861
San Diego Gas and Electric
Company
600,000 4.150%,  5/15/2048 723,957
South Carolina Electric & Gas
Company
700,000 5.100%,  6/1/2065 1,030,849
Southern California Edison
Company
485,000 4.000%,  4/1/2047 553,826
Southern Company
6,000 2.350%,  7/1/2021 6,102
320,000 2.950%,  7/1/2023 338,154
575,000 3.250%,  7/1/2026 637,207
450,000 4.400%,  7/1/2046 532,886
Southern Company Gas Capital
Corporation
590,000 4.400%,  5/30/2047 700,393
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 195,031
Suburban Propane Partners, LP
310,000 5.875%,  3/1/2027 306,900
Talen Energy Supply, LLC
330,000 7.625%,  6/1/2028
j
330,000
TerraForm Power Operating, LLC
305,000 5.000%,  1/31/2028
j
318,725
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 559,501
Vistra Operations Company, LLC
430,000 5.000%,  7/31/2027
j
437,202
Total 31,447,867
Total Long-Term Fixed Income
(cost $1,050,619,811) 1,123,515,005
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
29,826,133 Thrivent Cash Management Trust $ 29,826,133
Total Collateral Held for
Securities Loaned
(cost $29,826,133) 29,826,133
Shares or
Principal
Amount Short-Term Investments ( 6.4% ) Value
Federal Home Loan Bank Discount
Notes
3,000,000 0.005%, 7/7/2020
r
2,999,940
6,400,000 0.095%, 7/9/2020
r,s
6,399,829
11,300,000 0.128%, 7/20/2020
r,s
11,299,284
1,000,000 0.080%, 7/22/2020
r,s
999,930
1,000,000 0.100%, 7/28/2020
r,s
999,910
24,000,000 0.105%, 7/29/2020
r,s
23,997,760
600,000 0.105%, 7/31/2020
r,s
599,940
900,000 0.180%, 8/4/2020
r,s
899,872
3,800,000 0.114%, 8/7/2020
r,s
3,799,414
3,600,000 0.125%, 8/11/2020
r,s
3,599,385
500,000 0.150%, 8/19/2020
r,s
499,898
12,700,000 0.102%, 8/25/2020
r,s
12,697,090
7,500,000 0.159%, 9/2/2020
r,s
7,498,163
7,000,000 0.120%, 9/15/2020
r,s
6,997,931
Federal Home Loan Mortgage
Corporation Discount Notes
1,200,000 0.135%, 9/17/2020
r,s
1,199,636
Thrivent Core Short-Term Reserve
Fund
31,906,637 0.750% 319,385,441
U.S. Treasury Bills
100,000 0.105%, 7/16/2020
r
99,995
200,000 0.095%, 7/23/2020
r
199,985
1,300,000 0.133%, 9/17/2020
r,t
1,299,606
350,000 0.023%, 9/24/2020
r
349,893
Total Short-Term Investments
(cost $405,355,992) 405,822,902
Total Investments (cost
$5,899,514,690) 103.5% $6,564,091,610
Other Assets and Liabilities, Net
(3.5%) (219,889,885)
Total Net Assets 100.0% $6,344,201,725
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of June
30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by
security and the reference rate and spread are indicated in
their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current
market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
200
g Denotes payment-in-kind security.  The security may pay an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown are as of June 30,
2020.
h All or a portion of the security is on loan.
i Non-income producing security.
j Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of June 30, 2020, the value of these investments was $157,818,030 or 2.5% of total net assets.
k Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30,
2020.
l Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
m Defaulted security.  Interest is not being accrued.
n In bankruptcy.  Interest is not being accrued.
o Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
p All or a portion of the security was earmarked to cover written options.
q At June 30, 2020, $37,110 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-
backed security transactions.
r The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
s All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
t All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 5,125,789
Common Stock 23,763,464
Total lending $28,889,253
Gross amount payable upon return of
collateral for securities loaned $29,826,133
Net amounts due to counterparty
$936,880
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
201
Principal
Amount Bank Loans ( 2.0% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 504,700
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 461,801
Big River Steel, LLC, Term Loan
797,450
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
747,610
Hexion, Inc., Term Loan
600,184
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b
583,679
Innophos Holdings, Inc., Term
Loan
598,500
3.928%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c,d,e
585,034
MRC Global (US), Inc., Term Loan
355,017
3.178%,  (LIBOR 1M +
3.000%), 9/22/2024
b,e
326,615
Nouryon USA, LLC, Term Loan
1,014,727
3.188%,  (LIBOR 1M +
3.000%), 10/1/2025
b
949,612
Pixelle Specialty Solutions, LLC,
Term Loan
1,216,987
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,143,968
PQ Corporation, Term Loan
655,000
0.000%,  (LIBOR 1M +
3.000%), 2/7/2027
b,c,d
631,256
Total 5,429,575
Capital Goods (0.2%)
Advanced Disposal Services, Inc.,
Term Loan
712,597
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
703,291
Flex Acquisition Company, Inc.
Term Loan
1,316,914
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,237,899
GFL Environmental, Inc., Term
Loan
1,859,555
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,804,159
Mauser Packaging Solutions
Holding Company, Term Loan
929,301
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
832,115
Navistar, Inc., Term Loan
1,505,350
3.700%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,421,924
Reynolds Group Holdings, Inc.,
Term Loan
1,106,192
2.928%,  (LIBOR 1M +
2.750%), 2/5/2023
b
1,054,090
TransDigm, Inc., Term Loan
1,014,900
2.428%,  (LIBOR 1M +
2.250%), 12/9/2025
b
910,507
Vertiv Group Corporation, Term
Loan
2,019,938
3.183%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,903,791
Total 9,867,776
Principal
Amount Bank Loans (2.0%)
a
Value
Communications Services (0.4%)
Altice France SA, Term Loan
$ 625,650
2.928%,  (LIBOR 1M +
2.750%), 7/31/2025
b
$ 591,214
CenturyLink, Inc., Term Loan
1,402,950
2.428%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,319,559
Charter Communications
Operating, LLC, Term Loan
1,343,112
1.930%,  (LIBOR 1M +
1.750%), 4/30/2025
b
1,291,993
Coral-US Co-Borrower, LLC, Term
Loan
2,495,000
2.428%,  (LIBOR 1M +
2.250%), 1/31/2028
b
2,365,584
Diamond Sports Group, LLC, Term
Loan
1,795,552
3.430%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,456,642
Entercom Media Corporation, Term
Loan
898,371
2.684%,  (LIBOR 1M +
2.500%), 11/17/2024
b
836,986
Gray Television, Inc., Term Loan
540,000
2.423%,  (LIBOR 1M +
2.250%), 2/7/2024
b
521,370
HCP Acquisition, LLC, Term Loan
971,217
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
927,755
iHeartCommunications, Inc., Term
Loan
698,246
3.178%,  (LIBOR 1M +
3.000%), 5/1/2026
b
641,806
Mediacom Illinois, LLC, Term Loan
370,106
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
359,002
NEP Group, Inc., Term Loan
1,487,350
3.428%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,213,841
140,000
7.178%,  (LIBOR 1M +
7.000%), 10/19/2026
b
102,200
Nexstar Broadcasting, Inc., Term
Loan
2,100,000
2.923%,  (LIBOR 1M +
2.750%), 9/19/2026
b,c,d
1,993,131
Nielsen Finance, LLC, Term Loan
490,000
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
484,488
SBA Senior Finance II, LLC, Term
Loan
1,076,961
1.930%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,034,335
Terrier Media Buyer, Inc., Term
Loan
320,000
0.000%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c,d
304,000
796,000
4.428%,  (LIBOR 1M +
4.250%), 12/17/2026
b
757,529
T-Mobile USA, Inc., Term Loan
1,500,000
3.178%,  (LIBOR 1M +
3.000%), 4/1/2027
b
1,496,760
TNS, Inc., Term Loan
550,881
4.180%,  (LIBOR 1M +
4.000%), 8/14/2022
b
527,469

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
202
Principal
Amount Bank Loans (2.0%)
a
Value
Communications Services (0.4%) - continued
WideOpenWest Finance, LLC,
Term Loan
$ 1,498,772
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
$ 1,424,463
Windstream Services, LLC, Term
Loan
1,861,405
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
1,120,566
Xplornet Communications, Inc.,
Term Loan
770,000
4.928%,  (LIBOR 1M +
4.750%), 6/11/2027
b
733,425
Ziggo Financing Partnership, Term
Loan
1,320,000
2.685%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,242,727
Total 22,746,845
Consumer Cyclical (0.3%)
Cengage Learning, Inc., Term
Loan
1,189,818
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
954,234
Four Seasons Hotels, Ltd., Term
Loan
916,263
2.178%,  (LIBOR 1M +
2.000%), 11/30/2023
b
865,868
Golden Entertainment, Inc., Term
Loan
1,992,725
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,795,107
Golden Nugget, LLC, Term Loan
591,680
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
467,427
LCPR Loan Financing, LLC, Term
Loan
2,345,000
5.185%,  (LIBOR 1M +
5.000%), 10/15/2026
b
2,321,550
Men's Warehouse, Inc., Term Loan
989,281
4.335%,  (LIBOR 1M +
3.250%), 4/9/2025
b
158,285
Mohegan Gaming and
Entertainment, Term Loan
714,981
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b,c,d
583,782
Penn National Gaming, Inc., Term
Loan
1,152,450
3.000%,  (LIBOR 3M +
2.250%), 10/15/2025
b
1,071,456
Scientific Games International,
Inc., Term Loan
3,792,454
3.476%,  (LIBOR 3M +
2.750%), 8/14/2024
b
3,344,944
Staples, Inc., Term Loan
252,450
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b
221,734
1,682,702
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,442,917
Stars Group Holdings BV, Term
Loan
1,236,938
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,228,230
Principal
Amount Bank Loans (2.0%)
a
Value
Consumer Cyclical (0.3%) - continued
Tenneco, Inc., Term Loan
$ 593,556
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b
$ 511,449
Wyndham Hotels & Resorts, Inc.,
Term Loan
633,712
1.928%,  (LIBOR 1M +
1.750%), 5/30/2025
b
596,957
Total 15,563,940
Consumer Non-Cyclical (0.3%)
Bausch Health Americas, Inc.,
Term Loan
1,786,959
3.190%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,734,030
Bellring Brands, LLC, Term Loan
355,443
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,c,d
353,001
Change Healthcare Holdings, LLC,
Term Loan
720,000
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
690,098
Dole Food Company, Inc., Term
Loan
715,168
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
693,713
Endo International plc, Term Loan
636,080
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
599,505
Energizer Holdings, Inc., Term
Loan
487,492
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b,e
463,118
Global Medical Response, Inc.,
Term Loan
2,987,667
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
2,867,801
IQVIA, Inc., Term Loan
330,000
1.928%,  (LIBOR 1M +
1.750%), 1/1/2025
b,c,d
318,658
JBS USA LUX SA, Term Loan
1,264,000
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
1,204,491
MPH Acquisition Holdings, LLC,
Term Loan
3,020,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,865,225
Ortho-Clinical Diagnostics SA,
Term Loan
3,031,019
3.429%,  (LIBOR 1M +
3.250%), 6/30/2025
b
2,828,334
Plantronics, Inc., Term Loan
719,280
2.678%,  (LIBOR 1M +
2.500%), 7/2/2025
b
653,344
Sotera Health Holdings, LLC, Term
Loan
852,862
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
831,362
US Foods, Inc., Term Loan
478,753
1.928%,  (LIBOR 1M +
1.750%), 6/27/2023
b
448,917
Total 16,551,597

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
203
Principal
Amount Bank Loans (2.0%)
a
Value
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
$ 925,650
4.928%,  (LIBOR 1M +
4.750%), 11/3/2025
b
$ 597,044
Buckeye Partners, LP, Term Loan
508,725
2.923%,  (LIBOR 1M +
2.750%), 11/1/2026
b
486,596
Calpine Corporation, Term Loan
1,132,225
2.430%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,090,865
Fieldwood Energy, LLC, Term
Loan
1,069,760
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
194,343
Illuminate Buyer, LLC, Term Loan
675,000
0.000%,  (LIBOR 1M +
4.000%), 6/16/2027
b,c,d
663,863
Radiate Holdco, LLC, Term Loan
3,065,816
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
2,920,189
Total 5,952,900
Financials (0.2%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
717,274
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
665,810
Delos Finance SARL, Term Loan
600,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
571,686
GGP Nimbus, LLC, Term Loan
1,134,438
2.678%,  (LIBOR 1M +
2.500%), 8/24/2025
b
946,779
INEOS U.S. Finance, LLC, Term
Loan
478,773
2.178%,  (LIBOR 1M +
2.000%), 3/31/2024
b
452,890
Lealand Finance Company BV
247,726
4.178%,  (LIBOR 1M +
4.000%), 6/30/2025
b,e
211,806
Level 3 Financing, Inc., Term Loan
1,355,000
1.983%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,279,025
MoneyGram International, Inc.,
Term Loan
841,500
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
760,245
Northriver Midstream Finance, LP,
Term Loan
823,712
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
775,838
Tronox Finance, LLC, Term Loan
1,543,085
2.982%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,477,936
Vericast Corporation, Term Loan
1,715,982
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,244,327
Total 8,386,342
Principal
Amount Bank Loans (2.0%)
a
Value
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 1,795,477
4.260%,  (LIBOR 3M +
3.500%), 8/21/2026
b
$ 1,623,112
Prime Security Services Borrower,
LLC, Term Loan
3,111,488
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
2,985,099
Rackspace Hosting, Inc., Term
Loan
2,671,125
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
2,540,908
SS&C Technologies, Inc., Term
Loan
486,970
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
465,207
344,925
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
329,510
1,110,016
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,056,824
Western Digital Corporation, Term
Loan
1,486,323
1.924%,  (LIBOR 1M +
1.750%), 4/29/2023
b
1,443,130
Zayo Group Holdings, Inc., Term
Loan
1,915,200
3.178%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,813,541
Total 12,257,331
Transportation (0.1%)
Genesee & Wyoming, Inc., Term
Loan
1,197,000
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,149,766
Mileage Plus Holdings, LLC, Term
Loan
655,000
0.000%,  (LIBOR 1M +
5.250%), 6/25/2027
b,c,d
649,813
United Airlines, Inc., Term Loan
895,373
1.928%,  (LIBOR 1M +
1.750%), 4/1/2024
b
813,115
Total 2,612,694
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
300,000
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
291,375
Core and Main, LP, Term Loan
906,750
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
861,693
EnergySolutions, LLC, Term Loan
730,100
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
670,473
Pacific Gas & Electric Company,
Term Loan
1,495,000
5.500%,  (LIBOR 3M +
4.500%), 6/18/2025
b
1,466,969

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
204
Principal
Amount Bank Loans (2.0%)
a
Value
Utilities (0.1%) - continued
Talen Energy Supply, LLC, Term
Loan
$ 517,275
3.928%,  (LIBOR 1M +
3.750%), 7/8/2026
b
$ 504,343
Total 3,794,853
Total Bank Loans
(cost $111,430,203) 103,163,853
Principal
Amount Long-Term Fixed Income ( 41.8% ) Value
Asset-Backed Securities (1.7%)
Access Group, Inc.
478,198
0.685%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
467,433
Aimco
2,150,000
2.418%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
2,095,977
Ares CLO, Ltd.
3,000,000
2.535%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
2,898,951
Ares XXXIIR CLO, Ltd.
1,500,000
1.332%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,g
1,464,168
Benefit Street Partners CLO IV, Ltd.
2,200,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
2,138,847
Buttermilk Park CLO, Ltd.
5,250,000
2.619%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
5,069,852
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
2.669%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
3,266,875
Carvana Auto Receivables Trust
150,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
g
151,573
CBAM, Ltd.
3,500,000
2.499%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
3,461,833
Colony American Finance Trust
3,380,695
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
3,473,266
Commonbond Student Loan Trust
780,076
0.685%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
768,041
CoreVest American Finance Trust
3,966,470
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
4,068,878
DRB Prime Student Loan Trust
317,803
2.085%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,g
319,372
Principal
Amount Long-Term Fixed Income (41.8%) Value
Asset-Backed Securities (1.7%) - continued
Dryden Senior Loan Fund
$ 3,000,000
2.535%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
$ 2,912,334
Earnest Student Loan Program
2016-D, LLC
492,925
2.720%,  1/25/2041, Ser.
2016-D, Class A2
g
500,230
Earnest Student Loan Program,
LLC
452,934
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
455,992
Edlinc Student Loan Funding Trust
24,368
4.324%,  (CMT 3M +
3.150%), 10/1/2025, Ser.
2012-A, Class AT
b,g
24,369
Galaxy XX CLO, Ltd.
2,650,000
2.135%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
2,576,608
Golub Capital Partners, Ltd.
1,750,000
2.315%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,g
1,682,942
2,569,000
2.335%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
2,469,074
Goodgreen
2,909,373
3.860%,  10/15/2054, Ser.
2019-1A, Class A
g
3,046,082
Home Partners of America Trust
3,828,325
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
3,993,464
3,844,325
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
3,967,831
Laurel Road Prime Student Loan
Trust
1,165,338
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
g
1,192,800
2,453,680
0.420%,  11/25/2043, Ser.
2018-D, Class A
b,g
2,548,998
Madison Park Funding XIV, Ltd.
2,375,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
2,265,446
Magnetite XII, Ltd.
2,600,000
2.319%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,g
2,532,488
Mountain View CLO, Ltd.
1,825,000
2.339%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,g
1,751,162
National Collegiate Trust
1,251,187
0.480%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
1,206,553
Neuberger Berman CLO XIV, Ltd.
2,375,000
1.917%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,g
2,332,395

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
205
Principal
Amount Long-Term Fixed Income (41.8%) Value
Asset-Backed Securities (1.7%) - continued
Neuberger Berman CLO, Ltd.
$ 1,000,000
2.128%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,g
$ 983,223
Octagon Investment Partners XVI,
Ltd.
600,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
581,238
OneMain Financial Issuance Trust
2,730,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
g
2,829,172
OZLM VIII, Ltd.
820,953
2.305%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,g
807,431
Palmer Square Loan Funding, Ltd.
2,294,771
1.985%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,g
2,276,335
1,700,000
2.785%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
1,680,958
PPM CLO 3, Ltd.
2,000,000
2.535%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,g
1,953,764
Pretium Mortgage Credit Partners,
LLC
2,194,744
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
g,h
2,196,987
Progress Residential Trust
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
g
2,067,832
RCO Mortgage, LLC
1,417,941
4.458%,  10/25/2023, Ser.
2018-2, Class A1
g,h
1,420,677
Saxon Asset Securities Trust
860,035
3.972%,  8/25/2035, Ser.
2004-2, Class MF2
b
838,177
Shackleton CLO, Ltd.
1,750,000
2.389%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,g
1,698,450
SLM Student Loan Trust
1,089,989
0.585%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,008,103
Toyota Auto Loan Extended Note
Trust
500,000
1.350%,  5/25/2033, Ser.
2020-1A, Class A
g
507,474
U.S. Small Business Administration
111,827
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 115,822
Voya CLO, Ltd.
1,500,000
2.419%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
1,465,887
Total 87,535,364
Principal
Amount Long-Term Fixed Income (41.8%) Value
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
$ 1,150,000 2.700%,  5/15/2040 $ 1,221,423
Anglo American Capital plc
720,000 4.875%,  5/14/2025
g
801,739
Cleveland-Cliffs, Inc.
370,000 5.750%,  3/1/2025
i
314,981
320,000 9.875%,  10/17/2025
g
335,664
Dow Chemical Company
600,000 4.800%,  11/30/2028 718,390
DowDuPont, Inc.
1,275,000 4.493%,  11/15/2025 1,467,786
EI du Pont de Nemours &
Company
675,000 2.300%,  7/15/2030 702,128
First Quantum Minerals, Ltd.
695,000 7.500%,  4/1/2025
g
665,462
Freeport-McMoRan, Inc.
490,000 4.125%,  3/1/2028
i
475,300
520,000 4.250%,  3/1/2030 504,400
Glencore Funding, LLC
560,000 4.125%,  5/30/2023
g
598,656
725,000 4.000%,  3/27/2027
g
776,914
International Paper Company
1,420,000 4.350%,  8/15/2048
i
1,674,793
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 528,320
1,510,000 4.500%,  7/15/2027 1,648,762
Koppers, Inc.
600,000 6.000%,  2/15/2025
g
583,500
Krayton Polymers, LLC
670,000 7.000%,  4/15/2025
g
673,350
Methanex Corporation
780,000 5.250%,  12/15/2029 686,384
Norbord, Inc.
710,000 5.750%,  7/15/2027
g
724,200
Novelis Corporation
830,000 5.875%,  9/30/2026
g
828,041
210,000 4.750%,  1/30/2030
g
200,550
Olin Corporation
805,000 5.125%,  9/15/2027 752,675
Peabody Securities Finance
Corporation
630,000 6.375%,  3/31/2025
g
333,900
Syngenta Finance NV
1,200,000 3.933%,  4/23/2021
g
1,211,681
Teck Resources, Ltd.
964,000 6.125%,  10/1/2035 1,091,285
Tronox Finance plc
760,000 5.750%,  10/1/2025
g
703,000
Vale Overseas, Ltd.
840,000 6.250%,  8/10/2026 988,050
401,000 6.875%,  11/21/2036 523,907
Total 21,735,241
Capital Goods (0.6%)
AECOM
1,280,000 5.125%,  3/15/2027 1,376,000
Amsted Industries, Inc.
925,000 5.625%,  7/1/2027
g
953,906

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
206
Principal
Amount Long-Term Fixed Income (41.8%) Value
Capital Goods (0.6%) - continued
Ardagh Packaging Finance plc
$ 361,000 6.000%,  2/15/2025
g
$ 369,574
Building Materials Corporation of
America
1,325,000 6.000%,  10/15/2025
g
1,363,783
Carrier Global Corporation
875,000 2.700%,  2/15/2031
g
869,896
Cintas Corporation No. 2
840,000 3.700%,  4/1/2027 953,851
CNH Industrial Capital, LLC
1,120,000 4.875%,  4/1/2021 1,149,115
CNH Industrial NV
700,000 3.850%,  11/15/2027 737,617
Covanta Holding Corporation
650,000 6.000%,  1/1/2027 658,190
Crown Cork & Seal Company, Inc.
1,460,000 7.375%,  12/15/2026 1,708,200
Emerson Electric Company
1,150,000 1.800%,  10/15/2027 1,189,377
H&E Equipment Services, Inc.
530,000 5.625%,  9/1/2025 535,189
Ingersoll-Rand Luxembourg
Finance SA
1,225,000 3.500%,  3/21/2026 1,339,046
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024 1,813,634
Lockheed Martin Corporation
1,136,000 3.600%,  3/1/2035 1,363,384
1,024,000 4.500%,  5/15/2036 1,329,441
284,000 6.150%,  9/1/2036 417,611
Northrop Grumman Corporation
1,960,000 3.850%,  4/15/2045 2,302,524
Owens-Brockway Glass Container,
Inc.
228,000 5.000%,  1/15/2022
g
228,000
Republic Services, Inc.
850,000 2.900%,  7/1/2026 928,528
Reynolds Group Issuer, Inc.
1,270,000 5.125%,  7/15/2023
g
1,284,948
Roper Technologies, Inc.
435,000 3.650%,  9/15/2023 472,897
564,000 4.200%,  9/15/2028 660,808
Siemens
Financieringsmaatschappij NV
455,000 4.200%,  3/16/2047
g
600,914
Spirit AeroSystems, Inc.
370,000 7.500%,  4/15/2025
g
364,912
Textron, Inc.
710,000 3.375%,  3/1/2028 725,743
TransDigm, Inc.
370,000 6.250%,  3/15/2026
g
369,769
1,030,000 5.500%,  11/15/2027 899,128
United Rentals North America, Inc.
240,000 4.875%,  1/15/2028 246,000
1,370,000 4.000%,  7/15/2030 1,325,105
United Technologies Corporation
775,000 4.450%,  11/16/2038 947,839
1,000,000 3.750%,  11/1/2046 1,143,792
Principal
Amount Long-Term Fixed Income (41.8%) Value
Capital Goods (0.6%) - continued
WESCO Distribution, Inc.
$ 210,000 7.250%,  6/15/2028
g
$ 221,460
Total 30,850,181
Collateralized Mortgage Obligations (1.5%)
Ajax Mortgage Loan Trust
2,722,286
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,g
2,844,185
Alternative Loan Trust
903,197
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 713,091
Angel Oak Mortgage Trust
1,140,698
2.531%,  1/26/2065, Ser.
2020-2, Class A1A
b,g
1,161,279
Angel Oak Mortgage Trust I, LLC
1,078,700
3.500%,  7/25/2046, Ser.
2016-1, Class A1
g
1,120,275
Bellemeade Re, Ltd.
448,037
1.785%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
443,505
605,574
1.285%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,g
603,340
2,725,000
2.845%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,e,g
2,725,000
BRAVO Residential Funding Trust
422,983
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
435,143
Citicorp Mortgage Securities, Inc.
2,392,664
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 2,315,999
Citigroup Mortgage Loan Trust,
Inc.
239,524
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 242,081
COLT Funding, LLC
793,266
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,g
800,515
Countrywide Alternative Loan Trust
917,761
3.355%,  10/25/2035, Ser.
2005-43, Class 4A1
b
842,922
614,260
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 332,894
1,297,199
7.000%,  10/25/2037, Ser.
2007-24, Class A10 737,347
Countrywide Home Loans, Inc.
287,773
5.750%,  4/25/2037, Ser.
2007-3, Class A27 216,033
Credit Suisse Mortgage Capital
Certificates
1,931,246
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
1,933,017
Credit Suisse Mortgage Trust
6,177,979
3.561%,  2/25/2060, Ser.
2020-RPL2, Class A12
g
6,220,201
3,171,789
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
3,362,110

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
207
Principal
Amount Long-Term Fixed Income (41.8%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 124,520
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A $ 109,739
Ellington Financial Mortgage Trust
1,540,801
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,g
1,576,697
1,360,000
2.006%,  6/25/2065, Ser.
2020-1, Class A1
b,g
1,363,323
Federal Home Loan Mortgage
Corporation - REMIC
1,912,318
4.000%,  7/15/2031, Ser.
4104, Class KI
j
120,260
2,592,091
3.000%,  2/15/2033, Ser.
4170, Class IG
j
251,253
3,071,801
3.000%,  3/15/2033, Ser.
4180, Class PI
j
310,120
Federal National Mortgage
Association - REMIC
5,559,794
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
347,496
FWD Securitization Trust
2,406,352
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
2,461,816
Galton Funding Mortgage Trust
2017-1
1,650,020
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
1,689,033
GCAT Trust
142,862
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
g,h
144,462
Greenpoint Mortgage Funding
Trust
757,571
0.385%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
652,745
GS Mortgage-Backed Securities
Trust
858,564
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
864,873
Legacy Mortgage Asset Trust
596,064
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
598,179
MASTR Alternative Loans Trust
1,123,371
0.635%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
205,735
Merrill Lynch Alternative Note
Asset Trust
232,264
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 156,025
MFRA Trust
1,669,832
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
g,h
1,664,262
Preston Ridge Partners Mortgage
Trust, LLC
2,344,957
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
2,354,981
1,957,468
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,942,033
RCO Mortgage, LLC
2,616,923
3.721%,  5/24/2024, Ser.
2019-1, Class A1
g,h
2,622,778
Principal
Amount Long-Term Fixed Income (41.8%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
$ 3,677,268
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
$ 3,670,269
1,621,672
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
1,635,744
1,130,325
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,g
1,179,424
Renaissance Home Equity Loan
Trust
2,237,861
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
h
1,149,086
Residential Accredit Loans, Inc.
Trust
981,111
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 977,528
323,196
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 316,303
Residential Asset Securitization
Trust
1,211,646
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,013,175
Sequoia Mortgage Trust
1,089,123
3.455%,  9/20/2046, Ser.
2007-1, Class 4A1
b
824,368
Silver Hill Trust
1,243,024
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
1,263,043
Starwood Mortgage Residential
Trust
1,100,000
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,g
1,100,205
Toorak Mortgage Corporation
2,450,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
2,456,081
Vericrest Opportunity Loan
Transferee
2,315,413
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
2,315,862
Verus Securitization Trust
475,374
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,g
474,531
443,361
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,g
451,975
367,963
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,g
375,224
779,553
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
775,926
2,697,718
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
2,745,049
1,516,889
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,g
1,512,054
1,463,906
1.977%,  4/25/2060, Ser.
2020-INV1, Class A1
b,g
1,458,951
5,450,000
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,e,g
5,545,375
1,670,672
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,g
1,683,598
WaMu Mortgage Pass Through
Certificates
171,416
3.718%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
156,942

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
208
Principal
Amount Long-Term Fixed Income (41.8%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
$ 165,935
3.712%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
$ 155,978
Total 79,721,438
Commercial Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,332,709
3.000%,  3/15/2045, Ser.
4741, Class GA 1,385,524
Federal National Mortgage
Association - ACES
4,500,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
5,270,389
23,998,827
1.770%,  12/25/2028, Ser.
2020-M11, Class IO
b,j
2,911,893
GS Mortgage Securities Trust
4,000,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 4,313,191
UBS Commercial Mortgage Trust
2,600,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 2,813,812
Total 16,694,809
Communications Services (1.5%)
AMC Networks, Inc.
695,000 5.000%,  4/1/2024 688,050
American Tower Corporation
700,000 2.900%,  1/15/2030 746,961
1,150,000 2.100%,  6/15/2030 1,152,391
AT&T, Inc.
1,200,000 2.300%,  6/1/2027 1,238,944
1,550,000 4.350%,  3/1/2029 1,806,863
822,000 4.300%,  2/15/2030 960,351
1,100,000 5.250%,  3/1/2037 1,359,723
1,090,000 4.900%,  8/15/2037 1,305,657
840,000 6.350%,  3/15/2040 1,168,169
450,000 5.550%,  8/15/2041 578,843
1,380,000 5.450%,  3/1/2047 1,805,093
British Sky Broadcasting Group
plc
1,100,000 3.125%,  11/26/2022
g
1,167,059
British Telecommunications plc
1,225,000 4.500%,  12/4/2023 1,356,126
CCO Holdings, LLC
570,000 5.500%,  5/1/2026
g
590,662
640,000 5.125%,  5/1/2027
g
662,144
1,530,000 4.750%,  3/1/2030
g
1,565,481
510,000 4.500%,  8/15/2030
g
520,455
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 774,489
1,400,000 4.200%,  3/15/2028 1,569,415
1,320,000 6.484%,  10/23/2045 1,753,808
Clear Channel Worldwide
Holdings, Inc.
710,000 5.125%,  8/15/2027
g
681,600
Comcast Corporation
1,325,000 4.950%,  10/15/2058 1,883,607
850,000 4.049%,  11/1/2052 1,042,443
Principal
Amount Long-Term Fixed Income (41.8%) Value
Communications Services (1.5%) - continued
$ 875,000 2.750%,  3/1/2023
i
$ 930,166
750,000 3.950%,  10/15/2025 859,461
1,250,000 4.250%,  10/15/2030 1,530,420
690,000 4.400%,  8/15/2035 855,501
1,115,000 4.750%,  3/1/2044 1,490,418
550,000 4.600%,  8/15/2045 706,792
Cox Communications, Inc.
1,400,000 3.350%,  9/15/2026
g
1,547,947
568,000 4.600%,  8/15/2047
g
719,092
Crown Castle International
Corporation
792,000 5.250%,  1/15/2023 881,305
836,000 3.200%,  9/1/2024 907,169
CSC Holdings, LLC
400,000 4.125%,  12/1/2030
g
396,524
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,633,922
Embarq Corporation
700,000 7.995%,  6/1/2036 786,100
Fox Corporation
680,000 3.500%,  4/8/2030 759,172
Front Range BidCo, Inc.
870,000 4.000%,  3/1/2027
g
825,682
Gray Television, Inc.
670,000 5.875%,  7/15/2026
g
667,487
iHeartCommunications, Inc.
670,000 4.750%,  1/15/2028
g
618,075
Lamar Media Corporation
440,000 3.750%,  2/15/2028
g
414,832
Level 3 Financing, Inc.
915,000 4.625%,  9/15/2027
g
921,863
740,000 4.250%,  7/1/2028
g
739,023
Neptune Finco Corporation
1,769,000 10.875%,  10/15/2025
g
1,901,675
Netflix, Inc.
1,365,000 4.875%,  4/15/2028 1,459,554
Nexstar Escrow Corporation
261,000 5.625%,  8/1/2024
g
262,958
550,000 5.625%,  7/15/2027
g
550,033
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 591,428
330,000 4.200%,  6/1/2030 383,686
SFR Group SA
930,000 7.375%,  5/1/2026
g
970,864
Sirius XM Radio, Inc.
1,250,000 5.000%,  8/1/2027
g
1,282,275
Sprint Corporation
1,270,000 7.250%,  9/15/2021 1,331,405
1,255,000 7.625%,  2/15/2025 1,447,956
Telefonica Emisiones SAU
825,000 4.570%,  4/27/2023 905,969
Telesat Canada / Telesat, LLC
720,000 4.875%,  6/1/2027
g
705,600
Time Warner Entertainment
Company, LP
1,341,000 8.375%,  3/15/2023 1,571,398
T-Mobile USA, Inc.
1,990,000 4.500%,  2/1/2026 2,013,801
1,100,000 3.750%,  4/15/2027
g
1,220,450
900,000 4.375%,  4/15/2040
g
1,041,048

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
209
Principal
Amount Long-Term Fixed Income (41.8%) Value
Communications Services (1.5%) - continued
Univision Communications, Inc.
$ 440,000 6.625%,  6/1/2027
g
$ 420,200
VeriSign, Inc.
800,000 4.750%,  7/15/2027 840,392
Verizon Communications, Inc.
1,311,000 3.376%,  2/15/2025 1,454,914
575,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
582,004
3,054,000 4.272%,  1/15/2036 3,780,989
Viacom, Inc.
840,000 5.850%,  9/1/2043 993,089
Virgin Media Secured Finance plc
1,300,000 5.500%,  8/15/2026
g
1,329,822
Vodafone Group plc
1,250,000 4.875%,  6/19/2049 1,566,227
Walt Disney Company
1,200,000 2.200%,  1/13/2028 1,252,416
1,650,000 2.650%,  1/13/2031 1,748,595
1,400,000 3.500%,  5/13/2040 1,525,512
Windstream Services, LLC
560,000 8.625%,  10/31/2025
f,g
336,000
Ziggo BV
634,000 5.500%,  1/15/2027
g
644,328
Total 78,683,873
Consumer Cyclical (1.1%)
1011778 B.C., ULC
1,310,000 4.375%,  1/15/2028
g
1,284,049
Allison Transmission, Inc.
950,000 5.000%,  10/1/2024
g
947,625
Amazon.com, Inc.
1,150,000 1.500%,  6/3/2030 1,166,258
1,420,000 3.875%,  8/22/2037 1,757,717
852,000 4.050%,  8/22/2047 1,110,907
American Honda Finance
Corporation
1,250,000 2.150%,  9/10/2024 1,305,859
Brookfield Property REIT, Inc.
195,000 5.750%,  5/15/2026
g
164,775
Brookfield Residential Properties,
Inc.
900,000 6.250%,  9/15/2027
g
860,679
Cedar Fair, LP
490,000 5.250%,  7/15/2029
g
443,019
Colt Merger Sub, Inc.
610,000 6.250%,  7/1/2025
d,g
605,242
Costco Wholesale Corporation
1,150,000 1.375%,  6/20/2027 1,174,160
D.R. Horton, Inc.
1,175,000 2.550%,  12/1/2020 1,183,389
1,150,000 2.600%,  10/15/2025 1,208,767
Dana, Inc.
560,000 5.625%,  6/15/2028 555,906
Ford Motor Company
250,000 9.000%,  4/22/2025 270,312
140,000 9.625%,  4/22/2030 165,802
Ford Motor Credit Company, LLC
420,000 3.200%,  1/15/2021 413,700
385,000
1.576%,  (LIBOR 3M +
1.270%), 3/28/2022
b
359,996
Principal
Amount Long-Term Fixed Income (41.8%) Value
Consumer Cyclical (1.1%) - continued
$ 1,420,000 4.063%,  11/1/2024 $ 1,354,041
1,400,000 4.134%,  8/4/2025 1,327,830
General Motors Company
645,000
1.210%,  (LIBOR 3M +
0.900%), 9/10/2021
b
637,905
1,200,000 6.125%,  10/1/2025 1,348,566
1,150,000 6.800%,  10/1/2027 1,339,886
General Motors Financial
Company, Inc.
1,250,000 3.150%,  6/30/2022 1,271,760
560,000 3.950%,  4/13/2024 579,321
Hanesbrands, Inc.
1,000,000 4.875%,  5/15/2026
g
1,007,500
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
g
350,752
Hilton Domestic Operating
Company, Inc.
1,290,000 4.875%,  1/15/2030 1,270,650
Home Depot, Inc.
1,330,000 5.400%,  9/15/2040 1,889,955
840,000 4.250%,  4/1/2046 1,065,478
1,400,000 3.900%,  6/15/2047 1,712,038
Hyundai Capital America
1,850,000 3.000%,  6/20/2022
g
1,885,147
International Game Technology plc
580,000 5.250%,  1/15/2029
g
564,050
KB Home
490,000 4.800%,  11/15/2029 481,425
Landry's, Inc.
670,000 6.750%,  10/15/2024
g
481,562
Lennar Corporation
825,000 4.125%,  1/15/2022 835,312
1,985,000 4.875%,  12/15/2023 2,094,175
Mastercard, Inc.
875,000 3.300%,  3/26/2027 990,851
830,000 3.950%,  2/26/2048 1,038,348
Mattamy Group Corporation
1,130,000 5.250%,  12/15/2027
g
1,124,350
McDonald's Corporation
1,200,000 2.125%,  3/1/2030 1,230,226
1,365,000 4.450%,  3/1/2047 1,660,347
MGM Resorts International
1,015,000 6.000%,  3/15/2023 1,025,150
Prime Security Services Borrower,
LLC
1,310,000 5.750%,  4/15/2026
g
1,357,488
Royal Caribbean Cruises, Ltd.
290,000 9.125%,  6/15/2023
g
287,681
Scientific Games International, Inc.
650,000 5.000%,  10/15/2025
g
600,119
ServiceMaster Company, LLC
1,300,000 5.125%,  11/15/2024
g
1,317,875
Six Flags Entertainment
Corporation
400,000 5.500%,  4/15/2027
g,i
357,500
Six Flags Theme Parks, Inc.
270,000 7.000%,  7/1/2025
g
279,113
Staples, Inc.
710,000 7.500%,  4/15/2026
g
557,883
Target Corporation
1,000,000 2.250%,  4/15/2025 1,069,722

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
210
Principal
Amount Long-Term Fixed Income (41.8%) Value
Consumer Cyclical (1.1%) - continued
TJX Companies, Inc.
$ 1,150,000 3.750%,  4/15/2027 $ 1,311,870
675,000 3.875%,  4/15/2030 793,065
ViacomCBS, Inc.
1,200,000 4.200%,  5/19/2032 1,331,305
Visa, Inc.
680,000 1.900%,  4/15/2027 710,702
1,150,000 2.700%,  4/15/2040 1,231,993
Volkswagen Group of America
Finance, LLC
1,500,000 4.250%,  11/13/2023
g
1,641,466
Walmart, Inc.
825,000 3.250%,  7/8/2029 958,464
Yum! Brands, Inc.
950,000 4.750%,  1/15/2030
g
964,250
Total 58,315,283
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 1,345,111
AbbVie, Inc.
1,100,000 2.800%,  3/15/2023
g
1,141,443
1,320,000 3.600%,  5/14/2025 1,465,677
675,000 2.950%,  11/21/2026
g
738,596
560,000 4.700%,  5/14/2045 701,330
2,000,000 4.875%,  11/14/2048 2,558,674
Albertson's Companies, Inc.
1,210,000 7.500%,  3/15/2026
g
1,310,745
Altria Group, Inc.
700,000 4.400%,  2/14/2026 805,128
1,225,000 5.800%,  2/14/2039 1,527,322
Amgen, Inc.
1,200,000 3.375%,  2/21/2050 1,313,895
Anheuser-Busch Companies, LLC
2,240,000 4.700%,  2/1/2036 2,640,800
Anheuser-Busch InBev Worldwide,
Inc.
2,725,000 4.750%,  4/15/2058 3,289,234
1,350,000 4.375%,  4/15/2038 1,550,403
150,000 4.600%,  4/15/2048 175,111
Anthem, Inc.
900,000 3.125%,  5/15/2050 930,604
1,400,000 4.625%,  5/15/2042 1,741,852
Aramark Services, Inc.
530,000 6.375%,  5/1/2025
g
547,294
BAT Capital Corporation
852,000 3.222%,  8/15/2024 912,952
1,136,000 4.540%,  8/15/2047 1,236,547
Bausch Health Companies, Inc.
615,000 7.000%,  1/15/2028
g
633,450
170,000 5.000%,  1/30/2028
g
160,053
170,000 5.250%,  1/30/2030
g
161,287
Baxalta, Inc.
569,000 4.000%,  6/23/2025 644,128
Becton, Dickinson and Company
214,000 3.734%,  12/15/2024 235,618
865,000 3.700%,  6/6/2027 967,761
Boston Scientific Corporation
840,000 7.375%,  1/15/2040 1,305,210
Principal
Amount Long-Term Fixed Income (41.8%) Value
Consumer Non-Cyclical (1.8%) - continued
Bristol-Myers Squibb Company
$ 1,185,000 2.875%,  8/15/2020
g
$ 1,188,435
Bunge, Ltd. Finance Corporation
300,000 3.500%,  11/24/2020 302,835
Campbell Soup Company
345,000 2.375%,  4/24/2030 357,250
Cargill, Inc.
1,200,000 3.250%,  5/23/2029
g
1,352,465
Centene Corporation
1,640,000 4.750%,  1/15/2025 1,678,819
210,000 4.250%,  12/15/2027 216,701
490,000 4.625%,  12/15/2029 518,797
Cigna Corporation
290,000
2.109%,  (LIBOR 3M +
0.890%), 7/15/2023
b
291,421
1,050,000 4.125%,  11/15/2025 1,207,003
760,000 3.050%,  10/15/2027 803,139
1,325,000 4.800%,  8/15/2038 1,678,412
Clorox Company
1,680,000 3.100%,  10/1/2027 1,837,771
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 1,034,021
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,240,735
475,000 2.875%,  5/1/2030 503,175
CVS Health Corporation
275,000 4.000%,  12/5/2023 301,654
1,370,000 4.100%,  3/25/2025 1,548,676
1,200,000 3.625%,  4/1/2027 1,347,966
1,870,000 4.875%,  7/20/2035 2,360,755
DaVita, Inc.
680,000 4.625%,  6/1/2030
g
676,260
DENTSPLY SIRONA, Inc.
1,375,000 3.250%,  6/1/2030 1,440,584
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
g
298,337
Encompass Health Corporation
770,000 4.500%,  2/1/2028 738,522
Energizer Holdings, Inc.
900,000 4.750%,  6/15/2028
d,g
882,873
Express Scripts Holding Company
1,685,000 4.800%,  7/15/2046 1,912,251
General Mills, Inc.
550,000 2.875%,  4/15/2030 597,946
HCA, Inc.
1,900,000 5.375%,  2/1/2025 2,035,375
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
g
1,263,183
JBS Investments II GmbH
420,000 5.750%,  1/15/2028
g
415,195
JBS USA, LLC
610,000 5.750%,  6/15/2025
g
617,625
1,370,000 5.500%,  1/15/2030
g
1,404,250
Kellogg Company
1,200,000 2.100%,  6/1/2030 1,215,412
Keurig Dr. Pepper, Inc.
875,000 3.200%,  5/1/2030 967,981
Kimberly-Clark Corporation
650,000 3.100%,  3/26/2030 739,891
1,410,000 3.900%,  5/4/2047 1,738,170

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
211
Principal
Amount Long-Term Fixed Income (41.8%) Value
Consumer Non-Cyclical (1.8%) - continued
Kraft Foods Group, Inc.
$ 670,000 5.000%,  6/4/2042 $ 705,729
Kraft Heinz Foods Company
1,090,000 4.625%,  1/30/2029 1,174,788
1,030,000 3.750%,  4/1/2030
g
1,063,301
Medtronic, Inc.
945,000 4.375%,  3/15/2035 1,234,299
80,000 4.625%,  3/15/2045 107,701
Merck & Company, Inc.
260,000 3.700%,  2/10/2045 311,760
Molina Healthcare, Inc.
490,000 4.375%,  6/15/2028
g
491,225
Mondelez International, Inc.
350,000 2.750%,  4/13/2030 377,506
Mylan, Inc.
260,000 3.125%,  1/15/2023
g
273,256
Nestle Holdings, Inc.
900,000 3.900%,  9/24/2038
g
1,117,412
Par Pharmaceutical, Inc.
660,000 7.500%,  4/1/2027
g
677,292
Post Holdings, Inc.
380,000 5.750%,  3/1/2027
g
393,300
Quest Diagnostics, Inc.
1,200,000 2.800%,  6/30/2031 1,258,839
Reynolds American, Inc.
1,563,000 5.700%,  8/15/2035 1,949,394
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
g
971,356
Scotts Miracle-Gro Company
720,000 4.500%,  10/15/2029 740,700
Simmons Foods, Inc.
435,000 5.750%,  11/1/2024
g
413,250
Smithfield Foods, Inc.
820,000 2.650%,  10/3/2021
g
810,967
Spectrum Brands, Inc.
680,000 5.750%,  7/15/2025 697,864
210,000 5.500%,  7/15/2030
g
210,263
Teleflex, Inc.
160,000 4.250%,  6/1/2028
g
164,000
Tenet Healthcare Corporation
350,000 4.625%,  7/15/2024 342,976
970,000 5.125%,  11/1/2027
g
957,099
Teva Pharmaceutical Finance
Netherlands III BV
590,000 2.800%,  7/21/2023 557,550
Thermo Fisher Scientific, Inc.
720,000 4.133%,  3/25/2025 822,363
Tyson Foods, Inc.
560,000 3.550%,  6/2/2027 620,098
UnitedHealth Group, Inc.
1,400,000 2.950%,  10/15/2027 1,562,323
2,470,000 4.625%,  7/15/2035 3,249,159
Upjohn, Inc.
1,100,000 2.300%,  6/22/2027
g
1,135,606
VRX Escrow Corporation
2,555,000 6.125%,  4/15/2025
g
2,591,460
Principal
Amount Long-Term Fixed Income (41.8%) Value
Consumer Non-Cyclical (1.8%) - continued
Zoetis, Inc.
$ 1,870,000 4.700%,  2/1/2043 $ 2,469,927
Total 96,206,873
Energy (1.2%)
Antero Resources Corporation
405,000 5.000%,  3/1/2025 238,950
Apache Corporation
460,000 4.375%,  10/15/2028
i
406,129
350,000 5.100%,  9/1/2040 287,463
Archrock Partners, LP
480,000 6.250%,  4/1/2028
g
439,344
BP Capital Markets America, Inc.
285,000 3.119%,  5/4/2026 310,774
2,000,000 3.543%,  4/6/2027 2,217,333
BP Capital Markets plc
760,000 3.535%,  11/4/2024 838,296
1,960,000 3.279%,  9/19/2027 2,140,549
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
g
191,854
440,000 3.950%,  12/1/2026 413,613
160,000 4.125%,  12/1/2027 152,400
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 340,679
430,000 2.950%,  7/15/2030 426,652
Canadian Oil Sands, Ltd.
750,000 9.400%,  9/1/2021
g
801,463
Cheniere Energy Partners, LP
1,365,000 5.625%,  10/1/2026 1,351,609
Chesapeake Energy Corporation
344,000 11.500%,  1/1/2025
g,k,l
36,120
Comstock Resources, Inc.
300,000 9.750%,  8/15/2026 280,125
ConocoPhillips
1,400,000 6.500%,  2/1/2039 2,038,467
Continental Resources, Inc.
360,000 5.000%,  9/15/2022 354,308
650,000 4.500%,  4/15/2023 620,893
DCP Midstream Operating, LP
430,000 5.625%,  7/15/2027 433,225
Diamondback Energy, Inc.
975,000 3.500%,  12/1/2029 941,917
El Paso Pipeline Partners
Operating Company, LLC
840,000 4.300%,  5/1/2024 917,389
Enagas SA
1,160,000 5.500%,  1/15/2028
g
1,003,400
Enbridge, Inc.
975,000 2.900%,  7/15/2022 1,011,517
Endeavor Energy Resources, LP
210,000 6.625%,  7/15/2025
g
211,642
190,000 5.500%,  1/30/2026
g
181,925
530,000 5.750%,  1/30/2028
g
508,800
Energy Transfer Operating, LP
450,000 4.200%,  9/15/2023 478,126
1,340,000 6.000%,  6/15/2048 1,390,001
Energy Transfer Partners, LP
765,000 4.900%,  3/15/2035 767,255
600,000 5.150%,  2/1/2043 562,239

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
212
Principal
Amount Long-Term Fixed Income (41.8%) Value
Energy (1.2%) - continued
EnLink Midstream Partners, LP
$ 440,000 4.850%,  7/15/2026 $ 325,732
EOG Resources, Inc.
875,000 4.375%,  4/15/2030 1,041,582
EQM Midstream Partners LP
500,000 6.500%,  7/1/2027
g
512,165
EQT Corporation
780,000 3.900%,  10/1/2027
i
634,475
Equinor ASA
1,350,000 3.000%,  4/6/2027 1,486,917
Exxon Mobil Corporation
1,200,000 4.327%,  3/19/2050 1,503,377
1,200,000 3.452%,  4/15/2051 1,331,599
Kinder Morgan Energy Partners,
LP
1,400,000 6.500%,  9/1/2039 1,762,114
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 863,269
Marathon Oil Corporation
900,000 4.400%,  7/15/2027 883,252
Marathon Petroleum Corporation
1,680,000 4.750%,  12/15/2023 1,843,588
636,000 6.500%,  3/1/2041 789,133
MPLX, LP
1,200,000 4.875%,  12/1/2024 1,332,798
1,680,000 4.875%,  6/1/2025 1,874,419
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 211,200
Nabors Industries, Inc.
625,000 5.750%,  2/1/2025 253,125
Nabors Industries, Ltd.
510,000 7.250%,  1/15/2026
g
313,650
Newfield Exploration Company
280,000 5.625%,  7/1/2024 266,007
560,000 5.375%,  1/1/2026 524,402
Noble Energy, Inc.
1,250,000 5.050%,  11/15/2044 1,135,875
Occidental Petroleum Corporation
450,000 2.700%,  8/15/2022 418,927
860,000 2.900%,  8/15/2024 735,300
300,000 3.400%,  4/15/2026 245,250
270,000 8.500%,  7/15/2027
d
270,675
525,000 3.500%,  8/15/2029 385,508
280,000 6.450%,  9/15/2036 239,655
710,000 4.400%,  4/15/2046 495,012
ONEOK, Inc.
860,000 2.200%,  9/15/2025 844,074
Parsley Energy, LLC
745,000 5.625%,  10/15/2027
g
733,825
Pioneer Natural Resources
Company
500,000 4.450%,  1/15/2026 578,581
Plains All American Pipeline, LP
1,200,000 4.500%,  12/15/2026 1,271,026
1,100,000 3.550%,  12/15/2029 1,069,462
QEP Resources, Inc.
290,000 5.625%,  3/1/2026 184,150
Sabine Pass Liquefaction, LLC
840,000 6.250%,  3/15/2022 895,188
1,000,000 5.625%,  4/15/2023 1,093,669
1,140,000 5.750%,  5/15/2024 1,283,811
Principal
Amount Long-Term Fixed Income (41.8%) Value
Energy (1.2%) - continued
Schlumberger Holdings
Corporation
$ 880,000 4.000%,  12/21/2025
g
$ 967,051
Southwestern Energy Company
780,000 7.500%,  4/1/2026
i
682,734
Suncor Energy, Inc.
780,000 3.600%,  12/1/2024 842,091
Sunoco Logistics Partners
Operations, LP
700,000 4.000%,  10/1/2027 717,135
Sunoco, LP
385,000 5.875%,  3/15/2028 382,174
Targa Resources Partners, LP
780,000 5.375%,  2/1/2027 752,700
Transocean Guardian, Ltd.
638,775 5.875%,  1/15/2024
g
555,568
W&T Offshore, Inc.
860,000 9.750%,  11/1/2023
g
538,360
Western Gas Partners, LP
1,120,000 4.000%,  7/1/2022 1,116,416
Western Midstream Operating, LP
440,000 3.100%,  2/1/2025 416,337
440,000 3.950%,  6/1/2025 412,157
Williams Companies, Inc.
1,400,000 7.500%,  1/15/2031 1,793,085
Williams Partners, LP
700,000 4.000%,  11/15/2021 722,898
375,000 3.600%,  3/15/2022 389,715
710,000 4.500%,  11/15/2023 777,582
WPX Energy, Inc.
910,000 5.750%,  6/1/2026 882,700
Total 63,875,952
Financials (3.1%)
ACE INA Holdings, Inc.
737,000 4.350%,  11/3/2045 961,109
AerCap Ireland Capital, Ltd.
980,000 3.500%,  1/15/2025 919,815
950,000 3.875%,  1/23/2028 857,636
Aircastle, Ltd.
1,650,000 5.000%,  4/1/2023 1,607,634
Ally Financial, Inc.
810,000 5.750%,  11/20/2025 865,336
American International Group, Inc.
1,705,000 3.750%,  7/10/2025 1,886,823
1,560,000 3.900%,  4/1/2026 1,762,015
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,g
510,118
Aviation Capital Group, LLC
1,135,000 2.875%,  1/20/2022
g
1,084,754
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
g
639,129
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
g
738,720
Banco Santander SA
1,200,000
2.431%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,182,060
Bank of America Corporation
1,130,000 2.881%,  4/24/2023
b
1,171,379

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
213
Principal
Amount Long-Term Fixed Income (41.8%) Value
Financials (3.1%) - continued
$ 1,056,000 4.000%,  4/1/2024 $ 1,172,166
1,000,000 4.200%,  8/26/2024 1,109,647
1,580,000 4.000%,  1/22/2025 1,743,774
1,450,000 3.458%,  3/15/2025
b
1,572,731
1,400,000 3.093%,  10/1/2025
b
1,511,364
1,160,000 3.824%,  1/20/2028
b
1,319,271
1,200,000 2.496%,  2/13/2031
b
1,257,826
700,000 2.592%,  4/29/2031
b
740,426
Barclays Bank plc
264,000 10.179%,  6/12/2021
g
285,486
Barclays plc
1,300,000 4.610%,  2/15/2023
b
1,368,825
Boston Properties, LP
850,000 4.500%,  12/1/2028 1,016,400
BPCE SA
725,000 3.000%,  5/22/2022
g
749,659
1,960,000 3.500%,  10/23/2027
g
2,124,915
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,662,618
Capital One Financial Corporation
1,120,000 3.050%,  3/9/2022 1,162,612
1,000,000 4.200%,  10/29/2025 1,109,683
Cascades USA, Inc.
660,000 5.125%,  1/15/2026
g
669,900
CIT Group, Inc.
935,000 5.000%,  8/15/2022
i
954,869
230,000 5.250%,  3/7/2025 238,289
Citigroup, Inc.
690,000 4.050%,  7/30/2022 733,423
840,000 3.142%,  1/24/2023
b
868,746
1,990,000 4.400%,  6/10/2025 2,228,521
1,120,000 3.200%,  10/21/2026 1,228,278
1,704,000 3.668%,  7/24/2028
b
1,899,506
840,000 4.125%,  7/25/2028 949,365
1,400,000 3.520%,  10/27/2028
b
1,542,581
828,000 4.650%,  7/23/2048 1,088,316
CNA Financial Corporation
450,000 3.900%,  5/1/2029 495,769
Commerzbank AG
1,400,000 8.125%,  9/19/2023
g
1,578,447
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,360,000 3.950%,  11/9/2022 1,438,971
1,330,000 4.625%,  12/1/2023 1,466,644
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
g
434,565
Credit Agricole SA
400,000 3.375%,  1/10/2022
g
414,008
850,000 3.250%,  1/14/2030
g
911,810
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,g,m
796,312
1,375,000 2.193%,  6/5/2026
b,g
1,392,183
1,065,000 3.869%,  1/12/2029
b,g
1,175,619
Danske Bank AS
900,000 3.244%,  12/20/2025
b,g
935,665
Deutsche Bank AG
1,630,000 3.375%,  5/12/2021 1,646,419
700,000 4.250%,  10/14/2021 718,301
850,000 3.961%,  11/26/2025
b
891,716
Discover Bank
600,000 2.450%,  9/12/2024 629,256
Principal
Amount Long-Term Fixed Income (41.8%) Value
Financials (3.1%) - continued
$ 1,410,000 4.682%,  8/9/2028
b
$ 1,423,395
Duke Realty, LP
700,000 2.875%,  11/15/2029 763,406
ERP Operating, LP
267,000 3.375%,  6/1/2025 293,502
ESH Hospitality, Inc.
440,000 5.250%,  5/1/2025
g
425,700
Fidelity National Financial, Inc.
1,125,000 5.500%,  9/1/2022 1,210,177
Fifth Third Bancorp
915,000 2.600%,  6/15/2022 948,675
First Horizon National Corporation
1,375,000 4.000%,  5/26/2025 1,438,014
Five Corners Funding Trust
2,450,000 4.419%,  11/15/2023
g
2,728,415
GE Capital Funding, LLC
2,675,000 4.400%,  5/15/2030
g
2,781,428
GE Capital International Funding
Company
3,115,000 4.418%,  11/15/2035 3,162,492
Goldman Sachs Group, Inc.
1,975,000
4.370%,  (LIBOR 3M +
3.922%), 7/2/2020
b,m
1,810,482
1,685,000 2.876%,  10/31/2022
b
1,727,536
1,120,000 2.908%,  6/5/2023
b
1,161,072
1,000,000 3.625%,  2/20/2024 1,087,354
460,000 4.750%,  10/21/2045 603,053
HCP, Inc.
520,000 3.400%,  2/1/2025 560,403
Healthpeak Properties, Inc.
675,000 2.875%,  1/15/2031 692,958
HSBC Holdings plc
1,075,000 6.875%,  6/1/2021
b,m
1,090,739
925,000 2.650%,  1/5/2022 953,601
1,525,000 3.803%,  3/11/2025
b
1,647,640
1,040,000 3.900%,  5/25/2026 1,154,624
1,100,000 4.950%,  3/31/2030 1,316,405
Icahn Enterprises, LP
250,000 6.750%,  2/1/2024 251,875
885,000 6.375%,  12/15/2025 876,150
ING Groep NV
855,000 3.150%,  3/29/2022 888,896
1,050,000 4.100%,  10/2/2023 1,151,590
International Lease Finance
Corporation
550,000 5.875%,  8/15/2022 578,643
J.P. Morgan Chase & Company
670,000 2.295%,  8/15/2021 671,414
1,400,000 2.700%,  5/18/2023 1,475,622
1,040,000 3.625%,  5/13/2024 1,148,509
1,200,000 3.875%,  9/10/2024 1,330,467
1,040,000 3.125%,  1/23/2025 1,133,484
25,000 3.900%,  7/15/2025 28,352
105,000 3.300%,  4/1/2026 117,362
1,350,000 4.203%,  7/23/2029
b
1,582,512
700,000 2.522%,  4/22/2031
b
739,277
1,700,000 3.882%,  7/24/2038
b
2,010,028
Kimco Realty Corporation
2,272,000 3.300%,  2/1/2025 2,384,330
Liberty Mutual Group, Inc.
560,000 4.950%,  5/1/2022
g
594,855

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
214
Principal
Amount Long-Term Fixed Income (41.8%) Value
Financials (3.1%) - continued
Lloyds Banking Group plc
$ 1,405,000 2.907%,  11/7/2023
b
$ 1,462,790
1,500,000 3.870%,  7/9/2025
b
1,631,294
MassMutual Global Funding
920,000 2.750%,  6/22/2024
g
984,099
MetLife, Inc.
1,025,000 4.050%,  3/1/2045 1,205,412
MGM Growth Properties Operating
Partnership, LP
300,000 4.625%,  6/15/2025
g
294,024
Mitsubishi UFJ Financial Group,
Inc.
1,680,000 3.455%,  3/2/2023 1,793,243
1,420,000 3.287%,  7/25/2027 1,556,646
Morgan Stanley
560,000 5.550%,  7/15/2020
b,m
514,749
1,260,000 2.750%,  5/19/2022 1,310,001
445,000 4.875%,  11/1/2022 483,934
1,120,000 3.125%,  1/23/2023 1,187,542
475,000 2.188%,  4/28/2026
b
494,005
1,350,000 4.350%,  9/8/2026 1,556,746
1,704,000 3.591%,  7/22/2028
b
1,916,366
1,250,000 3.622%,  4/1/2031
b
1,427,660
MPT Operating Partnership, LP
665,000 6.375%,  3/1/2024 684,950
675,000 4.625%,  8/1/2029 678,375
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 601,116
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,g
675,398
Outfront Media Cap, LLC
720,000 4.625%,  3/15/2030
g
659,966
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
g
638,621
Prudential Financial, Inc.
900,000 3.700%,  3/13/2051 993,028
Quicken Loans, Inc.
695,000 5.750%,  5/1/2025
g
710,492
Realty Income Corporation
1,120,000 4.125%,  10/15/2026 1,281,546
Regency Centers, LP
1,680,000 4.125%,  3/15/2028 1,832,676
Reinsurance Group of America,
Inc.
965,000 4.700%,  9/15/2023 1,054,897
Royal Bank of Scotland Group plc
425,000 6.125%,  12/15/2022 463,939
500,000 6.100%,  6/10/2023 553,615
800,000 3.875%,  9/12/2023 862,515
850,000 4.445%,  5/8/2030
b
986,634
875,000 6.000%,  12/29/2049
b,m
886,375
Service Properties Trust
360,000 4.500%,  6/15/2023 344,675
230,000 4.750%,  10/1/2026 203,483
Simon Property Group, LP
1,120,000 4.250%,  11/30/2046 1,211,928
Societe Generale SA
840,000 4.750%,  11/24/2025
g
919,547
Springleaf Finance Corporation
680,000 6.875%,  3/15/2025 697,637
410,000 6.625%,  1/15/2028 405,900
Principal
Amount Long-Term Fixed Income (41.8%) Value
Financials (3.1%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 975,000 2.784%,  7/12/2022 $ 1,015,670
840,000 3.102%,  1/17/2023 888,359
840,000 3.010%,  10/19/2026 917,611
Synchrony Financial
330,000 4.250%,  8/15/2024 347,056
825,000 3.950%,  12/1/2027 862,191
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
g
870,493
Ventas Realty, LP
200,000 3.100%,  1/15/2023 204,731
VICI Properties, LP / VICI Note
Company, Inc.
250,000 4.250%,  12/1/2026
g
239,897
140,000 3.750%,  2/15/2027
g
131,600
250,000 4.625%,  12/1/2029
g
243,750
140,000 4.125%,  8/15/2030
g
133,525
Voya Financial, Inc.
1,979,000 3.125%,  7/15/2024 2,115,075
Wells Fargo & Company
530,000 2.625%,  7/22/2022 552,181
1,120,000 3.450%,  2/13/2023
i
1,189,873
1,200,000 4.125%,  8/15/2023 1,306,628
1,040,000 3.000%,  2/19/2025 1,120,239
600,000 3.000%,  4/22/2026 655,201
1,140,000 3.000%,  10/23/2026 1,243,338
1,200,000 2.393%,  6/2/2028
b
1,239,633
1,930,000 4.900%,  11/17/2045 2,476,700
Welltower, Inc.
435,000 3.950%,  9/1/2023 468,309
Total 160,753,731
Mortgage-Backed Securities (12.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,249,009 3.500%,  5/1/2034 1,315,997
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
39,751,115 3.000%,  3/25/2050 41,896,107
22,671,703 3.000%,  4/1/2050 23,895,097
25,226,130 3.500%,  7/1/2047 26,636,646
Federal National Mortgage
Association
2,849,780 3.230%,  11/1/2020 2,847,837
10,087,844 4.500%,  5/1/2048 10,850,333
18,871,151 3.500%,  10/1/2048 19,886,238
16,553,997 3.500%,  6/1/2049 17,522,330
22,262,020 3.500%,  8/1/2049 23,543,624
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
69,600,000 2.000%,  7/1/2035
d
71,984,344
69,150,000 2.500%,  7/1/2035
d
72,377,901
27,250,000 2.000%,  8/1/2035
d
28,139,883
67,975,000 3.000%,  8/1/2049
d
71,469,642
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
37,130,000 2.000%,  7/1/2050
d
37,978,478
123,375,000 2.500%,  7/1/2050
d
128,565,425

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
215
Principal
Amount Long-Term Fixed Income (41.8%) Value
Mortgage-Backed Securities (12.0%) -
continued
$ 36,844,998 4.000%,  7/1/2048 $ 39,014,951
8,375,000 3.500%,  7/1/2049
d
8,807,490
Total 626,732,323
Technology (1.1%)
Adobe, Inc.
725,000 2.150%,  2/1/2027 778,151
Apple, Inc.
1,120,000 3.200%,  5/11/2027 1,269,462
2,250,000 3.000%,  11/13/2027 2,528,213
1,975,000 3.750%,  9/12/2047 2,367,964
Applied Materials, Inc.
560,000 3.300%,  4/1/2027 638,999
Avnet, Inc.
820,000 3.750%,  12/1/2021 841,428
Baidu, Inc.
940,000 3.425%,  4/7/2030
i
1,018,889
Broadcom Corporation
851,000 3.875%,  1/15/2027 919,984
1,100,000 3.500%,  1/15/2028 1,161,758
Broadcom, Inc.
1,425,000 4.750%,  4/15/2029
g
1,617,237
460,000 5.000%,  4/15/2030
g
528,594
CDW, LLC
280,000 4.250%,  4/1/2028 285,337
CommScope Technologies
Finance, LLC
1,065,000 6.000%,  6/15/2025
g
1,028,470
Diamond 1 Finance Corporation
2,320,000 6.020%,  6/15/2026
g
2,659,823
Diamond Sports Group, LLC
440,000 5.375%,  8/15/2026
g
318,930
790,000 6.625%,  8/15/2027
g
423,440
Fiserv, Inc.
1,650,000 2.250%,  6/1/2027 1,725,089
960,000 2.650%,  6/1/2030 1,012,756
Gartner, Inc.
300,000 4.500%,  7/1/2028
g
303,510
Harland Clarke Holdings
Corporation
560,000 8.375%,  8/15/2022
g
469,263
Hewlett Packard Enterprise
Company
1,350,000
2.093%,  (LIBOR 3M +
0.720%), 10/5/2021
b
1,347,377
565,000 4.400%,  10/15/2022 604,874
650,000 4.650%,  10/1/2024 729,888
Intel Corporation
2,400,000 3.100%,  2/15/2060 2,637,440
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
g
244,062
540,000 4.875%,  9/15/2029
g
525,150
300,000 5.250%,  7/15/2030
g
293,760
KLA Corporation
1,440,000 3.300%,  3/1/2050 1,481,516
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 1,240,046
Marvell Technology Group, Ltd.
825,000 4.200%,  6/22/2023 886,506
1,090,000 4.875%,  6/22/2028 1,310,912
Principal
Amount Long-Term Fixed Income (41.8%) Value
Technology (1.1%) - continued
Micron Technology, Inc.
$ 450,000 2.497%,  4/24/2023 $ 467,298
Microsoft Corporation
1,793,000 2.675%,  6/1/2060 1,871,049
1,575,000 4.200%,  11/3/2035 2,049,231
3,350,000 3.700%,  8/8/2046 4,201,722
NCR Corporation
1,280,000 6.125%,  9/1/2029
g
1,286,259
NVIDIA Corporation
1,100,000 3.500%,  4/1/2040 1,283,275
NXP BV/NXP Funding, LLC
1,250,000 4.875%,  3/1/2024
g
1,396,044
Open Text Corporation
830,000 4.125%,  2/15/2030
g
815,475
Oracle Corporation
2,765,000 2.950%,  5/15/2025 3,017,303
1,300,000 2.800%,  4/1/2027 1,419,493
1,400,000 3.850%,  7/15/2036 1,633,251
1,200,000 3.600%,  4/1/2040 1,362,076
Plantronics, Inc.
710,000 5.500%,  5/31/2023
g
618,587
PTC, Inc.
220,000 3.625%,  2/15/2025
g
218,350
210,000 4.000%,  2/15/2028
g
208,438
SS&C Technologies, Inc.
1,250,000 5.500%,  9/30/2027
g
1,272,987
Texas Instruments, Inc.
1,380,000 4.150%,  5/15/2048 1,784,088
Tyco Electronics Group SA
284,000 3.450%,  8/1/2024 307,097
568,000 3.125%,  8/15/2027 619,082
Vmware, Inc.
550,000 4.650%,  5/15/2027 608,275
Total 59,638,208
Transportation (0.2%)
Air Canada Pass Through Trust
205,402 3.875%,  3/15/2023
g
173,456
Air Lease Corporation
435,000 3.500%,  1/15/2022 439,537
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040 1,198,726
1,285,000 5.050%,  3/1/2041 1,700,834
900,000 4.450%,  3/15/2043 1,136,096
CSX Corporation
720,000 3.800%,  4/15/2050 853,735
900,000 3.350%,  9/15/2049 989,320
Delta Air Lines, Inc.
640,000 7.000%,  5/1/2025
g
660,651
Mileage Plus Holdings, LLC
290,000 6.500%,  6/20/2027
d,g
290,725
NCL Corporation, Ltd.
440,000 3.625%,  12/15/2024
g
269,500
Penske Truck Leasing Company,
LP
1,175,000 3.375%,  2/1/2022
g
1,205,381
Southwest Airlines Company
960,000 4.750%,  5/4/2023 991,261
875,000 5.125%,  6/15/2027 907,150

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
216
Principal
Amount Long-Term Fixed Income (41.8%) Value
Transportation (0.2%) - continued
United Parcel Service, Inc.
$ 960,000 4.450%,  4/1/2030 $ 1,198,992
XPO Logistics, Inc.
1,178,000 6.750%,  8/15/2024
g
1,234,073
Total 13,249,437
U.S. Government & Agencies (14.1%)
U.S. Treasury Bonds
1,200,000 2.000%,  2/15/2050 1,373,531
16,625,000 2.250%,  11/15/2027 18,723,257
31,750,000 2.875%,  5/15/2028 37,467,480
14,120,000 5.250%,  11/15/2028 19,544,617
38,250,000 1.625%,  8/15/2029 41,728,359
8,540,000 1.500%,  2/15/2030 9,230,873
1,075,000 4.375%,  5/15/2040 1,698,332
600,000 3.000%,  5/15/2042 798,680
27,658,000 2.500%,  5/15/2046 34,287,277
35,100,000 2.875%,  5/15/2049 47,459,039
1,000,000 2.375%,  11/15/2049 1,234,492
U.S. Treasury Notes
1,900,000 1.375%,  8/31/2020 1,903,760
72,000,000 1.375%,  9/30/2020
i
72,213,718
21,800,000 2.750%,  11/30/2020 22,035,031
715,000 1.875%,  12/15/2020 720,642
28,600,000 2.500%,  2/28/2021 29,042,406
10,250,000 1.375%,  5/31/2021 10,361,309
58,454,000 1.125%,  8/31/2021 59,095,624
57,800,000 1.500%,  9/30/2021 58,755,055
2,000,000 2.500%,  1/15/2022 2,071,328
3,990,000 1.125%,  2/28/2022 4,053,435
22,230,000 1.875%,  7/31/2022 23,019,339
53,005,000 2.000%,  11/30/2022 55,336,392
6,540,000 2.500%,  3/31/2023 6,956,414
65,780,000 2.500%,  1/31/2024 71,163,168
12,780,000 2.125%,  7/31/2024 13,762,962
15,100,000 2.250%,  11/15/2024 16,415,941
8,000,000 2.125%,  11/30/2024 8,659,062
3,750,000 1.375%,  1/31/2025 3,939,990
32,800,000 2.625%,  1/31/2026 36,906,406
22,580,000 2.500%,  2/28/2026 25,281,662
1,100,000 0.500%,  4/30/2027 1,101,719
Total 736,341,300
Utilities (1.2%)
Ameren Illinois Company
720,000 4.500%,  3/15/2049 941,174
American Electric Power
Company, Inc.
1,022,000 2.950%,  12/15/2022 1,073,975
American Water Capital
Corporation
1,150,000 2.800%,  5/1/2030 1,250,360
Appalachian Power Company
560,000 3.300%,  6/1/2027 604,338
Arizona Public Service Company
700,000 3.500%,  12/1/2049 757,620
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 1,138,001
Calpine Corporation
710,000 4.500%,  2/15/2028
g
695,800
Principal
Amount Long-Term Fixed Income (41.8%) Value
Utilities (1.2%) - continued
CenterPoint Energy, Inc.
$ 435,000 3.850%,  2/1/2024 $ 475,600
1,100,000 2.500%,  9/1/2024 1,162,120
750,000 4.250%,  11/1/2028 871,876
CMS Energy Corporation
840,000 2.950%,  2/15/2027 874,428
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,202,415
Consolidated Edison Company of
New York, Inc.
1,900,000 4.125%,  5/15/2049 2,313,114
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 472,778
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,353,628
DTE Electric Company
760,000 3.700%,  3/15/2045 873,732
890,000 3.700%,  6/1/2046 1,031,677
Duke Energy Carolinas, LLC
1,960,000 3.700%,  12/1/2047 2,312,462
Duke Energy Corporation
520,000 3.750%,  9/1/2046 588,853
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 866,180
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,259,342
Edison International
1,450,000 5.750%,  6/15/2027 1,664,635
Energy Transfer Operating, LP
1,380,000 5.200%,  2/1/2022 1,444,079
Exelon Corporation
575,000 4.700%,  4/15/2050 730,555
792,000 4.450%,  4/15/2046 962,582
FirstEnergy Corporation
350,000 2.850%,  7/15/2022 362,983
1,015,000 4.850%,  7/15/2047 1,285,764
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 303,903
560,000 5.300%,  7/1/2043 701,837
Mississippi Power Company
800,000 3.950%,  3/30/2028 908,479
Monongahela Power Company
780,000 5.400%,  12/15/2043
g
1,088,795
National Rural Utilities Cooperative
Finance Corporation
500,000 3.900%,  11/1/2028 592,596
1,000,000 3.700%,  3/15/2029 1,149,174
NextEra Energy Capital Holdings,
Inc.
525,000 2.750%,  5/1/2025 566,885
NextEra Energy Operating
Partners, LP
1,260,000 3.875%,  10/15/2026
g
1,258,173
NiSource Finance Corporation
560,000 3.490%,  5/15/2027 633,180
1,475,000 5.650%,  2/1/2045 1,999,393
NiSource, Inc.
875,000 3.600%,  5/1/2030 999,764
Oncor Electric Delivery Company,
LLC
2,240,000 3.750%,  4/1/2045 2,681,669

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
217
Principal
Amount Long-Term Fixed Income (41.8%) Value
Utilities (1.2%) - continued
Pacific Gas and Electric Company
$ 800,000 3.300%,  12/1/2027
i,k,l
$ 864,952
800,000 3.950%,  12/1/2047
i,k,l
836,800
PG&E Corporation
290,000 5.000%,  7/1/2028 288,912
220,000 5.250%,  7/1/2030 221,100
PPL Capital Funding, Inc.
1,275,000 5.000%,  3/15/2044 1,505,058
PPL Electric Utilities Corporation
840,000 3.950%,  6/1/2047 1,018,343
Public Service Electric & Gas
Company
1,410,000 3.000%,  5/15/2027 1,560,074
San Diego Gas and Electric
Company
1,450,000 4.150%,  5/15/2048 1,749,564
South Carolina Electric & Gas
Company
1,560,000 5.100%,  6/1/2065 2,297,320
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 1,296,066
Southern Company
1,415,000 3.250%,  7/1/2026 1,568,085
85,000 4.400%,  7/1/2046 100,656
Southern Company Gas Capital
Corporation
1,400,000 4.400%,  5/30/2047 1,661,950
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 498,413
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 554,400
Talen Energy Supply, LLC
570,000 7.625%,  6/1/2028
g
570,000
TerraForm Power Operating, LLC
510,000 5.000%,  1/31/2028
g
532,950
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 987,355
Vistra Operations Company, LLC
800,000 5.000%,  7/31/2027
g
813,400
Total 60,379,317
Total Long-Term Fixed Income
(cost $2,085,457,660) 2,190,713,330
Shares
Registered Investment
Companies ( 33.6% ) Value
Unaffiliated  (0.8%)
7,287 Health Care Select Sector SPDR
Fund 729,210
437,650 Invesco Senior Loan ETF 9,343,827
7,369 iShares Dow Jones US Home
Construction Index Fund 325,341
95,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF 12,777,500
7,411 ProShares Ultra S&P 500
i
926,968
23,767 SPDR Bloomberg Barclays High
Yield Bond ETF 2,404,270
40,569 SPDR S&P 500 ETF Trust
i
12,509,857
Shares
Registered Investment
Companies (33.6%) Value
Unaffiliated  (0.8%)- continued
5,997 SPDR S&P Regional Banking ETF $ 230,225
Total 39,247,198
Affiliated  (32.8%)
18,350,959 Thrivent Core Emerging Markets
Debt Fund 177,820,797
1,499,242 Thrivent Core Emerging Markets
Equity Fund
n
13,927,961
5,492,730 Thrivent Core International Equity
Fund 46,303,718
13,346,682 Thrivent Core Low Volatility Equity
Fund 149,883,243
3,478,328 Thrivent Global Stock Portfolio 39,924,602
29,933,077 Thrivent High Yield Portfolio 130,098,134
40,448,508 Thrivent Income Portfolio 444,120,570
17,978,733 Thrivent International Allocation
Portfolio 151,177,775
1,549,171 Thrivent International Index
Portfolio
n
16,542,199
10,802,677 Thrivent Large Cap Value Portfolio 168,036,720
25,135,758 Thrivent Limited Maturity Bond
Portfolio 251,312,338
5,379,170 Thrivent Mid Cap Stock Portfolio 90,787,482
3,003,419 Thrivent Small Cap Stock Portfolio 43,690,443
Total 1,723,625,982
Total Registered Investment
Companies (cost $1,687,213,120) 1,762,873,180
Shares Common Stock ( 18.7% ) Value
Communications Services (1.3%)
56,029 Activision Blizzard, Inc. 4,252,601
14,637 Alphabet, Inc., Class A
n
20,755,998
3,173 Alphabet, Inc., Class C
n
4,485,385
24,751 AMC Entertainment Holdings, Inc. 106,182
2,764 AMC Networks, Inc.
n
64,650
17,159 AT&T, Inc. 518,717
13,515 Cinemark Holdings, Inc. 156,098
134,830 Comcast Corporation 5,255,673
6,984 Consolidated Communications
Holdings, Inc.
n
47,282
53,390 Discovery, Inc., Class A
i,n
1,126,529
13,624 DISH Network Corporation
n
470,164
7,618 EchoStar Corporation
n
212,999
38,871 Facebook, Inc.
n
8,826,438
68,390 Gannett Company, Inc. 94,378
2,250 Hemisphere Media Group, Inc.
n
22,118
667 IAC/InterActiveCorp
n
215,708
15,213 Interpublic Group of Companies,
Inc. 261,055
14,896 Lions Gate Entertainment
Corporation, Class A
n
110,379
12,233 Lions Gate Entertainment
Corporation, Class B
n
83,551
107,959 Live Nation Entertainment, Inc.
n
4,785,822
807 Madison Square Garden
Entertainment Corporation
n
60,525
12,214 Meredith Corporation 177,714
3,138 News Corporation 37,499
23,088 ORBCOMM, Inc.
n
88,889
64,396 QuinStreet, Inc.
n
673,582
6,507 RingCentral, Inc.
n
1,854,560
3,255 Scholastic Corporation 97,455

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
218
Shares Common Stock (18.7%) Value
Communications Services (1.3%) - continued
6,648 Take-Two Interactive Software,
Inc.
n
$ 927,861
13,573 Twitter, Inc.
n
404,340
112,327 Uber Technologies, Inc.
n
3,491,123
136,552 Verizon Communications, Inc. 7,528,112
1,544 ViacomCBS, Inc. 36,006
13,193 Walt Disney Company 1,471,151
10,343 Zillow Group, Inc.
n
594,516
Total 69,295,060
Consumer Discretionary (2.5%)
1,849 Aaron's, Inc. 83,945
7,202 Abercrombie & Fitch Company 76,629
7,116 Adient plc
n
116,845
15,558 Amazon.com, Inc.
n
42,921,722
16,228 American Eagle Outfitters, Inc. 176,885
880 American Public Education, Inc.
n
26,048
89,650 Aptiv plc 6,985,528
10,270 At Home Group, Inc.
n
66,652
1,392 AutoZone, Inc.
n
1,570,343
10,028 Beazer Homes USA, Inc.
n
100,982
34,396 Bed Bath & Beyond, Inc. 364,598
5,484 Big Lots, Inc. 230,328
4,562 BJ's Restaurants, Inc. 95,528
3,210 Bloomin' Brands, Inc. 34,219
761 Booking Holdings, Inc.
n
1,211,771
22,569 Bright Horizons Family Solutions,
Inc.
n
2,645,087
12,036 Burlington Stores, Inc.
n
2,370,249
4,616 Caleres, Inc. 38,497
6,463 Camping World Holdings, Inc. 175,535
11,508 Capri Holdings, Ltd.
n
179,870
7,551 Carnival Corporation 123,987
8,075 Cedar Fair, LP 222,062
9,918 Century Casinos, Inc.
n
41,160
3,351 Century Communities, Inc.
n
102,742
67,330 Chico's FAS, Inc. 92,915
1,289 Children's Place, Inc. 48,234
4,255 Chipotle Mexican Grill, Inc.
n
4,477,792
181 Churchill Downs, Inc. 24,100
50,572 Cooper-Standard Holdings, Inc.
n
670,079
2,525 Cracker Barrel Old Country Store,
Inc. 280,048
18,411 Crocs, Inc.
n
677,893
10,812 Culp, Inc. 93,091
34,178 D.R. Horton, Inc. 1,895,170
5,814 Dana, Inc. 70,873
6,162 Darden Restaurants, Inc. 466,895
9,264 Dave & Buster's Entertainment,
Inc. 123,489
1,285 Deckers Outdoor Corporation
n
252,361
49,260 Designer Brands, Inc. 333,490
3,274 Dick's Sporting Goods, Inc. 135,085
3,493 Dine Brands Global, Inc. 147,055
4,587 Domino's Pizza, Inc. 1,694,621
15,101 Duluth Holdings, Inc.
i,n
111,294
6,685 Eldorado Resorts, Inc.
n
267,801
14,856 Emerald Holding, Inc 45,756
7,473 Ethan Allen Interiors, Inc. 88,406
12,235 Etsy, Inc.
n
1,299,724
12,229 Express, Inc.
n
18,833
5,846 Extended Stay America, Inc. 65,417
26,839 Five Below, Inc.
n
2,869,357
11,449 Foot Locker, Inc. 333,853
8,014 Fossil, Inc.
n
37,265
Shares Common Stock (18.7%) Value
Consumer Discretionary (2.5%) - continued
25,177 GameStop Corporation
n
$ 109,268
6,526 Gap, Inc. 82,358
10,745 Garrett Motion, Inc.
n
59,527
13,486 Genuine Parts Company 1,172,743
3,235 G-III Apparel Group, Ltd.
n
42,993
11,326 Goodyear Tire & Rubber Company 101,311
2,657 Grand Canyon Education, Inc.
n
240,538
41,376 Home Depot, Inc. 10,365,102
1,877 Hooker Furniture Corporation 36,508
2,787 Hovnanian Enterprises, Inc.
n
65,188
1,701 Jack in the Box, Inc. 126,027
6,892 KB Home 211,447
14,329 Knoll, Inc. 174,671
10,910 Kohl's Corporation 226,601
4,239 Kontoor Brands, Inc. 75,497
13,942 L Brands, Inc. 208,712
9,529 Lear Corporation 1,038,852
18,248 Leggett & Platt, Inc. 641,417
46,491 Lowe's Companies, Inc. 6,281,864
2,918 Lululemon Athletica, Inc.
n
910,445
20,613 Macy's, Inc. 141,817
807 Madison Square Garden Sports
Corporation
n
118,540
7,049 Marcus Corporation 93,540
1,000 Marriott Vacations Worldwide
Corporation 82,210
41,432 Mattel, Inc.
n
400,647
7,153 McDonald's Corporation 1,319,514
62 Mercadolibre, Inc.
n
61,118
23,115 Michaels Companies, Inc.
n
163,423
5,253 Modine Manufacturing Company
n
28,997
8,318 Mohawk Industries, Inc.
n
846,440
27,691 Movado Group, Inc. 300,170
1,503 Netflix, Inc.
n
683,925
722 Newell Brands, Inc. 11,465
46,445 NIKE, Inc. 4,553,932
8,800 Nordstrom, Inc. 136,312
16,054 Norwegian Cruise Line Holdings,
Ltd.
n
263,767
632 NVR, Inc.
n
2,059,530
41,326 Office Depot, Inc. 97,116
19,655 Ollie's Bargain Outlet Holdings,
Inc.
n
1,919,311
10,072 Oxford Industries, Inc. 443,269
7,598 Park Hotels & Resorts, Inc. 75,144
65,680 Party City Holdco, Inc.
n
97,863
21,905 Penn National Gaming, Inc.
n
668,979
44,727 Planet Fitness, Inc.
n
2,709,114
85,798 Playa Hotels and Resorts NV
i,n
310,589
301 Pool Corporation 81,833
14,516 PulteGroup, Inc. 493,979
2,785 PVH Corporation 133,819
34,074 Qurate Retail, Inc.
n
323,703
1,726 Red Robin Gourmet Burgers, Inc.
n
17,605
21,287 Red Rock Resorts, Inc. 232,241
3,985 RH
i,n
991,867
5,495 Royal Caribbean Cruises, Ltd. 276,399
17,404 Ruth's Hospitality Group, Inc. 142,017
6,545 Sally Beauty Holdings, Inc.
n
82,009
1,223 SeaWorld Entertainment, Inc.
n
18,113
11,857 Signet Jewelers, Ltd. 121,771
16,353 Six Flags Entertainment
Corporation 314,141
8,425 Skyline Corporation
n
205,065
7,393 Sleep Number Corporation
n
307,845

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
219
Shares Common Stock (18.7%) Value
Consumer Discretionary (2.5%) - continued
33,970 Sony Corporation ADR $ 2,348,346
13,376 Standard Motor Products, Inc. 551,091
18,248 Stoneridge, Inc.
n
377,004
17,015 Tailored Brands, Inc. 15,960
24,975 Taylor Morrison Home Corporation
n
481,768
15,224 Tenneco, Inc.
n
115,093
30,968 Texas Roadhouse, Inc. 1,627,988
4,468 Thor Industries, Inc. 475,976
19,320 TJX Companies, Inc. 976,819
16,011 Toll Brothers, Inc. 521,798
5,664 TopBuild Corporation
n
644,393
8,126 Tri Pointe Homes, Inc.
n
119,371
10,894 Tupperware Brands Corporation 51,747
7,221 Ulta Beauty, Inc.
n
1,468,896
3,151 Urban Outfitters, Inc.
n
47,958
2,435 Vail Resorts, Inc. 443,535
140 Wayfair, Inc.
n
27,666
4,344 Wendy's Company 94,612
347 Williams-Sonoma, Inc. 28,458
4,015 Wingstop, Inc. 557,965
8,020 Workhorse Group, Inc.
n
139,468
2,650 Yum! Brands, Inc. 230,312
20,023 Zumiez, Inc.
n
548,230
Total 131,976,771
Consumer Staples (0.6%)
1,082 Andersons, Inc. 14,888
2,220 B&G Foods, Inc. 54,124
8,982 BJ's Wholesale Club Holdings,
Inc.
n
334,759
10,377 Casey's General Stores, Inc. 1,551,569
2,497 Central Garden & Pet Company
n
89,867
46,873 Coca-Cola Company 2,094,286
22,090 Colgate-Palmolive Company 1,618,313
3,458 Costco Wholesale Corporation 1,048,500
84,262 Cott Corporation 1,158,602
11,457 e.l.f. Beauty, Inc.
n
218,485
3,907 Edgewell Personal Care Company
n
121,742
1,340 Energizer Holdings, Inc. 63,637
25,653 Hain Celestial Group, Inc.
n
808,326
5,600 John B. Sanfilippo & Son, Inc. 477,848
10,780 Kimberly-Clark Corporation 1,523,753
14,116 Lamb Weston Holdings, Inc. 902,436
1,393 McCormick & Company, Inc. 249,918
11,901 Monster Beverage Corporation
n
824,977
13,395 PepsiCo, Inc. 1,771,623
48,563 Philip Morris International, Inc. 3,402,324
19,422 Procter & Gamble Company 2,322,289
3,070 Seneca Foods Corporation
n
103,797
11,573 Simply Good Foods Company
n
215,026
3,155 Sprouts Farmers Markets, Inc.
n
80,736
3,612 TreeHouse Foods, Inc.
n
158,206
42,973 Turning Point Brands, Inc. 1,070,457
8,414 Vector Group, Ltd. 84,645
55,992 Wal-Mart Stores, Inc. 6,706,722
Total 29,071,855
Energy (0.5%)
23,163 Abraxas Petroleum Corporation
n
5,406
57,566 Antero Midstream Corporation 293,587
18,237 Apache Corporation 246,200
101,012 Archrock, Inc. 655,568
85,388 BP plc ADR 1,991,248
Shares Common Stock (18.7%) Value
Energy (0.5%) - continued
26,258 Centennial Resource
Development, Inc.
n
$ 23,370
6,887 ChampionX Corporation
n
67,217
31,764 Chevron Corporation 2,834,302
30,535 Cimarex Energy Company 839,407
26,824 CNX Resources Corporation
n
232,028
9,782 Concho Resources, Inc. 503,773
23,160 ConocoPhillips 973,183
13,840 Continental Resources, Inc. 242,615
11,415 Core Laboratories NV 231,953
5,400 Delek US Holdings, Inc. 94,014
34,172 Devon Energy Corporation 387,510
9,690 Diamondback Energy, Inc. 405,236
50,658 EnLink Midstream, LLC 123,606
59,604 Enterprise Products Partners, LP 1,083,005
10,970 EOG Resources, Inc. 555,740
34,252 EQT Corporation 407,599
26,956 Equitrans Midstream Corporation 224,004
1,994 Evolution Petroleum Corporation 5,583
16,406 Exterran Corporation
n
88,428
29,777 Exxon Mobil Corporation 1,331,627
24,277 Frank's International NV
n
54,138
26,268 Gran Tierra Energy, Inc.
n
9,094
58,057 Halliburton Company 753,580
34,855 Helmerich & Payne, Inc. 680,021
27,398 Kosmos Energy, Ltd. 45,481
14,878 Liberty Oilfield Services, Inc. 81,531
196,485 Marathon Oil Corporation 1,202,488
51,667 Marathon Petroleum Corporation 1,931,312
1,403 Nabors Industries, Ltd. 51,939
13,044 NexTier Oilfield Solutions, Inc.
n
31,958
49,409 Nine Energy Service, Inc.
n
96,348
25,870 Noble Energy, Inc. 231,795
18,285 Oceaneering International, Inc.
n
116,841
4,036 ONEOK, Inc. 134,076
21,737 Patterson-UTI Energy, Inc. 75,427
6,210 PBF Energy, Inc. 63,590
2,983 PDC Energy, Inc.
n
37,109
12,454 Peabody Energy Corporation 35,868
20,208 Pioneer Natural Resources
Company 1,974,322
14,209 Plains GP Holdings, LP 126,460
7,193 ProPetro Holding Corporation
n
36,972
48,667 QEP Resources, Inc. 62,780
14,715 Range Resources Corporation 82,845
11,626 RPC, Inc.
n
35,808
11,262 Schlumberger, Ltd. 207,108
23,753 SEACOR Holdings, Inc.
n
672,685
4,295 SM Energy Company 16,106
52,069 Southwestern Energy Company
n
133,297
27,484 Talos Energy, Inc.
n
252,853
5,689 Targa Resources Corporation 114,178
39,869 Transocean, Ltd.
n
72,960
4,680 Valero Energy Corporation 275,278
114,497 WPX Energy, Inc.
n
730,491
Total 24,272,948
Financials (2.3%)
397 1st Source Corporation 14,125
47,140 Aflac, Inc. 1,698,454
17,385 AG Mortgage Investment Trust,
Inc. 55,458
26,489 Air Lease Corporation 775,863
1,750 Alleghany Corporation 855,995
24,370 Ally Financial, Inc. 483,257

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
220
Shares Common Stock (18.7%) Value
Financials (2.3%) - continued
2,736 American Equity Investment Life
Holding Company $ 67,607
42,155 American Express Company 4,013,156
44,472 American Financial Group, Inc. 2,822,193
35,269 American International Group, Inc. 1,099,687
3,388 Ameriprise Financial, Inc. 508,336
8,343 Ameris Bancorp 196,811
3,129 Aon plc 602,645
2,790 Argo Group International Holdings,
Ltd. 97,176
10,162 Arthur J. Gallagher & Company 990,693
4,833 Artisan Partners Asset
Management, Inc. 157,073
20,505 Associated Banc-Corp 280,508
63,873 Assured Guaranty, Ltd. 1,559,140
297,649 Bank of America Corporation 7,069,164
2,434 Bank of Marin Bancorp 81,125
19,479 Bank of N.T. Butterfield & Son, Ltd. 475,093
5,364 Bank OZK 125,893
10,331 BankFinancial Corporation 86,780
5,700 BankUnited, Inc. 115,425
14,241 Banner Corporation 541,158
10,249 Berkshire Hathaway, Inc.
n
1,829,549
3,282 BlackRock, Inc. 1,785,703
4,491 Blackstone Mortgage Trust, Inc. 108,188
2,694 BOK Financial Corporation 152,049
51,321 Boston Private Financial Holdings,
Inc. 353,089
49,591 Bridgewater Bancshares, Inc.
n
508,308
7,269 Brighthouse Financial, Inc.
n
202,224
56,133 BrightSphere Investment Group 699,417
4,063 Brown & Brown, Inc. 165,608
4,242 Byline Bancorp, Inc. 55,570
49,489 Capital One Financial Corporation 3,097,517
92,706 Charles Schwab Corporation 3,127,900
14,058 Chubb, Ltd. 1,780,024
5,547 Cincinnati Financial Corporation 355,174
14,027 CIT Group, Inc. 290,780
119,928 Citigroup, Inc. 6,128,321
21,269 Citizens Financial Group, Inc. 536,830
2,265 CME Group, Inc. 368,153
4,237 Cohen & Steers, Inc. 288,328
78,065 Colony Capital, Inc. 187,356
43,079 Comerica, Inc. 1,641,310
17,518 Community Trust Bancorp, Inc. 573,890
17,045 Cullen/Frost Bankers, Inc. 1,273,432
453 Diamond Hill Investment Group,
Inc. 51,493
10,281 Discover Financial Services 514,975
6,319 East West Bancorp, Inc. 229,001
7,138 Ellington Residential Mortgage
REIT 73,521
3,428 Encore Capital Group, Inc.
n
117,169
4,936 Enterprise Financial Services
Corporation 153,608
6,954 Essent Group, Ltd. 252,222
10,427 Evercore, Inc. 614,359
121,608 Everi Holdings, Inc.
n
627,497
3,908 FBL Financial Group, Inc. 140,258
1,322 Federal Agricultural Mortgage
Corporation 84,621
4,586 Fifth Third Bancorp 88,418
11,055 Financial Institutions, Inc. 205,734
8,228 First American Financial
Corporation 395,109
Shares Common Stock (18.7%) Value
Financials (2.3%) - continued
980 First Bancshares, Inc. $ 22,050
25,162 First Busey Corporation 469,271
1,919 First Citizens BancShares, Inc. 777,233
8,244 First Financial Corporation 303,709
41,009 First Interstate BancSystem, Inc. 1,269,639
838 First Mid-Illinois Bancshares, Inc. 21,981
13,446 First Midwest Bancorp, Inc. 179,504
1,411 First of Long Island Corporation 23,056
7,222 First Republic Bank 765,460
9,129 Glacier Bancorp, Inc. 322,162
5,361 Goldman Sachs Group, Inc. 1,059,441
23,468 Granite Point Mortgage Trust, Inc. 168,500
18,361 Great Southern Bancorp, Inc. 741,050
14,823 Great Western Bancorp, Inc. 203,964
9,999 Hamilton Lane, Inc. 673,633
11,661 Hancock Whitney Corporation 247,213
1,075 Hanmi Financial Corporation 10,438
10,188 Hanover Insurance Group, Inc. 1,032,350
50,559 Hartford Financial Services Group,
Inc. 1,949,049
26,107 Heartland Financial USA, Inc. 873,018
75,250 Heritage Commerce Corporation 564,751
1,073 Heritage Financial Corporation 21,460
14,718 Hometrust Bancshares, Inc. 235,488
18,681 Horizon Bancorp, Inc. 199,700
5,429 Houlihan Lokey, Inc. 302,070
18,784 Independent Bank Corporation 278,942
24,709 Interactive Brokers Group, Inc. 1,032,095
5,521 International Bancshares
Corporation 176,782
28,247 J.P. Morgan Chase & Company 2,656,913
378 Janus Henderson Group plc 7,998
13,330 Kemper Corporation 966,692
132,712 KeyCorp 1,616,432
6,724 Lakeland Bancorp, Inc. 76,855
5,242 Loews Corporation 179,748
10,001 M&T Bank Corporation 1,039,804
633 Markel Corporation
n
584,367
3,235 Marsh & McLennan Companies,
Inc. 347,342
3,043 Mercantile Bank Corporation 68,772
27,728 Meridian Bancorp, Inc. 321,645
41,025 MetLife, Inc. 1,498,233
25,561 MidWestOne Financial Group, Inc. 511,220
65,469 Morgan Stanley 3,162,153
378 Morningstar, Inc. 53,287
11,134 Mr. Cooper Group, Inc.
n
138,507
4,467 MSCI, Inc. 1,491,174
206 National Western Life Group, Inc. 41,857
1,133 NBT Bancorp, Inc. 34,851
14,025 Northern Trust Corporation 1,112,744
4,758 Northwest Bancshares, Inc. 48,651
2,277 OFG Bancorp 30,444
3,272 Old Republic International
Corporation 53,366
9,663 Old Second Bancorp, Inc. 75,178
4,044 PacWest Bancorp 79,707
324 Park National Corporation 22,803
934 Peapack-Gladstone Financial
Corporation 17,494
2,816 Peoples Bancorp, Inc. 59,924
54,325 Popular, Inc. 2,019,260
23,676 Premier Financial Corporation 418,355
8,435 Primerica, Inc. 983,521
24,827 Prosight Global, Inc.
n
220,960

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
221
Shares Common Stock (18.7%) Value
Financials (2.3%) - continued
1,663 Provident Financial Services, Inc. $ 24,030
12,982 QCR Holdings, Inc. 404,779
35,317 Radian Group, Inc. 547,767
54,442 Raymond James Financial, Inc. 3,747,243
25,944 Redwood Trust, Inc. 181,608
13,094 Reinsurance Group of America,
Inc. 1,027,093
7,507 Renasant Corporation 186,924
12,920 S&P Global, Inc. 4,256,882
1,716 Safety Insurance Group, Inc. 130,862
2,795 Sandy Spring Bancorp, Inc. 69,260
30,991 Santander Consumer USA
Holdings, Inc.
i
570,544
39,459 Seacoast Banking Corporation of
Florida
n
804,964
25,242 SEI Investments Company 1,387,805
6,911 Selective Insurance Group, Inc. 364,486
197 Signature Bank 21,063
8,781 SLM Corporation 61,730
8,380 Spirit of Texas Bancshares, Inc.
n
103,158
14,970 Starwood Property Trust, Inc. 223,951
8,052 State Auto Financial Corporation 143,728
8,687 SVB Financial Group
n
1,872,309
81,742 Synovus Financial Corporation 1,678,163
13,085 T. Rowe Price Group, Inc. 1,615,998
1,911 TCF Financial Corporation 56,222
4,077 Territorial Bancorp, Inc. 96,992
1,656 Texas Capital Bancshares, Inc.
n
51,121
4,353 TMX Group, Ltd. 430,394
191 Torchmark Corporation 14,178
9,123 TPG RE Finance Trust, Inc. 78,458
8,212 TriCo Bancshares 250,055
27,498 Triumph Bancorp, Inc.
n
667,376
52,360 Truist Financial Corporation 1,966,118
30,570 TrustCo Bank Corporation 193,508
16,549 Two Harbors Investment
Corporation 83,407
1,479 Umpqua Holdings Corporation 15,737
1,178 Univest Financial Corporation 19,013
1,456 Walker & Dunlop, Inc. 73,979
6,183 Washington Trust Bancorp, Inc. 202,493
30,025 Webster Financial Corporation 859,015
94,193 Wells Fargo & Company 2,411,341
5,334 WesBanco, Inc. 108,334
826 Westamerica Bancorporation 47,429
37,724 Western Alliance Bancorp 1,428,608
28,940 Western Asset Mortgage Capital
Corporation 79,296
494 Westwood Holdings Group, Inc. 7,781
32,663 Wintrust Financial Corporation 1,424,760
70,494 Zions Bancorporations NA 2,396,796
Total 120,080,544
Health Care (2.8%)
18,183 Abbott Laboratories 1,662,472
3,635 AbbVie, Inc. 356,884
2,532 Acadia Healthcare Company, Inc.
n
63,604
1,053 Acceleron Pharma, Inc.
n
100,319
16,198 ADMA Biologics, Inc.
n
47,460
9,070 Agile Therapeutics, Inc.
n
25,215
10,905 Agilent Technologies, Inc. 963,675
15,809 Agios Pharmaceuticals, Inc.
n
845,465
4,681 Akebia Therapeutics, Inc.
n
63,568
3,291 Alexion Pharmaceuticals, Inc.
n
369,382
2,636 Align Technology, Inc.
n
723,424
Shares Common Stock (18.7%) Value
Health Care (2.8%) - continued
8,042 Alkermes plc
n
$ 156,055
4,373 AmerisourceBergen Corporation 440,667
19,290 Amgen, Inc. 4,549,739
14,783 AMN Healthcare Services, Inc.
n
668,783
7,949 AnaptysBio, Inc.
n
177,581
6,429 Anavex Life Sciences Corporation
n
31,631
3,780 Anthem, Inc. 994,064
2,380 Arena Pharmaceuticals, Inc.
n
149,821
1,075 Argenx SE ADR
n
242,122
2,074 Assembly Biosciences, Inc.
n
48,366
4,432 Atara Biotherapeutics, Inc.
n
64,574
1,844 Athenex, Inc.
n
25,373
202 Atrion Corporation 128,676
1,193 AVROBIO, Inc.
n
20,818
12,813 Axonics Modulation Technologies,
Inc.
i,n
449,864
1,001 Axsome Therapeutics, Inc.
n
82,362
15,640 Bausch Health Companies, Inc.
n
286,056
2,778 Becton, Dickinson and Company 664,692
7,487 Biogen, Inc.
n
2,003,147
9,324 Biohaven Pharmaceutical Holding
Company, Ltd.
n
681,678
1,379 Bio-Rad Laboratories, Inc.
n
622,605
8,293 Bio-Techne Corporation 2,189,933
3,485 Bluebird Bio, Inc.
n
212,724
682 Blueprint Medicines Corporation
n
53,196
1,662 Bruker Corporation 67,610
41,223 Catalent, Inc.
n
3,021,646
45,700 Centene Corporation
n
2,904,235
24,374 Cerner Corporation 1,670,838
4,861 Charles River Laboratories
International, Inc.
n
847,515
1,481 Chemed Corporation 668,035
17,462 Cigna Holding Company 3,276,744
5,199 Clovis Oncology, Inc.
n
35,093
8,458 Community Health Systems, Inc.
n
25,459
15,527 CryoLife, Inc.
n
297,653
47,353 CVS Health Corporation 3,076,524
4,106 CytomX Therapeutics, Inc.
n
34,203
3,945 Danaher Corporation 697,594
1,110 Deciphera Pharmaceuticals, Inc.
n
66,289
6,036 Dexcom, Inc.
n
2,446,994
11,842 Dynavax Technologies
Corporation
n
105,039
55,803 Edwards Lifesciences Corporation
n
3,856,545
6,079 Eli Lilly and Company 998,050
2,923 Encompass Health Corporation 181,021
13,748 Endo International plc
n
47,156
15,526 Gilead Sciences, Inc. 1,194,570
42,238 GlaxoSmithKline plc ADR 1,722,888
1,170 Global Blood Therapeutics, Inc.
n
73,862
28,685 Guardant Health, Inc.
n
2,327,214
35,207 Halozyme Therapeutics, Inc.
n
943,900
18,240 HCA Healthcare, Inc. 1,770,374
1,950 HealthStream, Inc.
n
43,153
10,461 Hill-Rom Holdings, Inc. 1,148,409
8,446 Humana, Inc. 3,274,936
52 ICU Medical, Inc.
n
9,584
469 IDEXX Laboratories, Inc.
n
154,845
24,419 ImmunoGen, Inc.
n
112,327
7,804 Immunomedics, Inc.
n
276,574
3,007 Insmed, Inc.
n
82,813
6,368 Inspire Medical Systems, Inc.
n
554,143
8,143 Insulet Corporation
n
1,581,859
9,790 Intuitive Surgical, Inc.
n
5,578,636

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
222
Shares Common Stock (18.7%) Value
Health Care (2.8%) - continued
2,729 Invitae Corporation
n
$ 82,661
4,137 Iovance Biotherapeutics, Inc.
n
113,561
7,980 IQVIA Holding, Inc.
n
1,132,202
3,228 Jazz Pharmaceuticals, Inc.
n
356,178
62,212 Johnson & Johnson 8,748,874
9,364 Kadmon Holdings, Inc.
n
47,944
2,857 Laboratory Corporation of America
Holdings
n
474,576
25,363 LHC Group, Inc.
n
4,421,278
1,986 Ligand Pharmaceuticals, Inc.
i,n
222,134
4,405 MacroGenics, Inc.
n
122,988
65,008 Medtronic plc 5,961,234
78,360 Merck & Company, Inc. 6,059,579
2,720 Mersana Therapeutics, Inc.
n
63,648
988 Mesa Laboratories, Inc. 214,198
178 Mettler-Toledo International, Inc.
n
143,388
429 Mirati Therapeutics, Inc.
n
48,979
5,119 Molina Healthcare, Inc.
n
911,080
1,139 Momenta Pharmaceuticals, Inc.
n
37,895
7,028 MyoKardia, Inc.
n
679,045
4,783 Myovant Sciences, Ltd.
n
98,625
2,578 Myriad Genetics, Inc.
n
29,235
10,584 Natera, Inc.
n
527,718
9,068 National Healthcare Corporation 575,274
7,202 Nektar Therapeutics
n
166,798
7,071 Neurocrine Biosciences, Inc.
n
862,662
15,161 Nevro Corporation
n
1,811,285
32,702 Novo Nordisk AS ADR 2,141,327
52,117 Optinose, Inc.
n
387,750
4,034 Orthifix Medical, Inc.
n
129,088
3,837 PerkinElmer, Inc. 376,371
20,720 Pfizer, Inc. 677,544
17,374 PRA Health Sciences, Inc.
n
1,690,316
3,898 Precision BioSciences, Inc.
n
32,470
1,669 Prothena Corporation plc
n
17,458
3,006 Quest Diagnostics, Inc. 342,564
1,209 Reata Pharmaceuticals, Inc.
n
188,628
3,685 Repligen Corporation
n
455,503
3,088 Rite Aid Corporation
n
52,681
2,612 Sage Therapeutics, Inc.
n
108,607
3,644 Sarepta Therapeutics, Inc.
n
584,279
12,799 Silk Road Medical, Inc.
n
536,150
15,970 Spectrum Pharmaceuticals, Inc.
n
53,979
21,056 Stryker Corporation 3,794,081
733 Surmodics, Inc.
n
31,695
18,627 Syneos Health, Inc.
n
1,085,023
24,227 Tactile Systems Technology, Inc.
n
1,003,725
5,802 Teleflex, Inc. 2,111,812
8,187 Tenet Healthcare Corporation
n
148,267
18,442 Thermo Fisher Scientific, Inc. 6,682,274
4,148 Tilray, Inc.
n
29,492
1,937 U.S. Physical Therapy, Inc. 156,936
1,537 United Therapeutics Corporation
n
185,977
10,107 UnitedHealth Group, Inc. 2,981,060
3,660 Universal Health Services, Inc. 339,977
6,088 Varian Medical Systems, Inc.
n
745,902
18,891 VBI Vaccines, Inc.
n
58,562
22,188 Veeva Systems, Inc.
n
5,201,311
17,793 Vertex Pharmaceuticals, Inc.
n
5,165,486
1,306 Viking Therapeutics, Inc.
n
9,416
2,019 Waters Corporation
n
364,228
419 West Pharmaceutical Services,
Inc. 95,184
25,866 Wright Medical Group NV
n
768,738
7,270 Zimmer Biomet Holdings, Inc. 867,747
Shares Common Stock (18.7%) Value
Health Care (2.8%) - continued
57,346 Zoetis, Inc. $ 7,858,696
Total 146,713,668
Industrials (2.1%)
2,076 3M Company 323,835
22,467 A.O. Smith Corporation 1,058,645
3,286 AECOM
n
123,488
4,908 Aegion Corporation
n
77,890
8,801 Aerojet Rocketdyne Holdings, Inc.
n
348,872
22,848 AGCO Corporation 1,267,150
1,318 Allegion plc 134,726
52,273 Altra Industrial Motion Corporation 1,665,418
27 AMERCO 8,159
11,776 American Airlines Group, Inc. 153,912
30,141 AMETEK, Inc. 2,693,701
7,050 Arcosa, Inc. 297,510
33,927 ASGN, Inc.
n
2,262,252
3,818 Avis Budget Group, Inc.
n
87,394
25,342 AZZ, Inc. 869,737
2,291 Bloom Energy Corporation
n
24,926
5,892 Boeing Company 1,080,004
19,135 BWX Technologies, Inc. 1,083,806
1,774 Carlisle Companies, Inc. 212,295
87,968 Carrier Global Corporation 1,954,649
6,372 Casella Waste Systems, Inc.
n
332,109
7,960 Caterpillar, Inc. 1,006,940
35,321 CBIZ, Inc.
n
846,644
7,991 Chart Industries, Inc.
n
387,484
294 Columbus McKinnon Corporation 9,834
10,074 Copart, Inc.
n
838,862
5,143 Cornerstone Building Brands, Inc.
n
31,167
4,073 CRA International, Inc. 160,883
23,464 Crane Company 1,395,169
14,511 CSW Industrials, Inc. 1,002,855
19,827 CSX Corporation 1,382,735
30,438 Curtiss-Wright Corporation 2,717,505
56,190 Delta Air Lines, Inc. 1,576,129
3,677 Douglas Dynamics, Inc. 129,136
29,436 EMCOR Group, Inc. 1,946,897
23,594 Emerson Electric Company 1,463,536
6,158 Encore Wire Corporation 300,634
7,123 Expeditors International of
Washington, Inc. 541,633
19,362 Fluor Corporation 233,893
18,354 Forrester Research, Inc.
n
588,062
24,604 FuelCell Energy, Inc.
n
55,605
4,896 Generac Holdings, Inc.
n
596,969
26,910 General Dynamics Corporation 4,021,969
8,205 Gorman-Rupp Company 255,011
4,474 Heico Corporation 445,834
16,061 Helios Technologies, Inc. 598,272
45,280 Honeywell International, Inc. 6,547,035
9,583 Hubbell, Inc. 1,201,325
2,226 Huntington Ingalls Industries, Inc. 388,415
2,880 ICF International, Inc. 186,710
23,751 IDEX Corporation 3,753,608
3,007 Illinois Tool Works, Inc. 525,774
15,475 Ingersoll - Rand, Inc.
n
435,157
2,115 Interface, Inc. 17,216
3,426 John Bean Technologies
Corporation 294,704
81,328 Johnson Controls International plc 2,776,538
11,540 Kansas City Southern 1,722,807
3,433 KAR Auction Services, Inc. 47,238
2,281 Lennox International, Inc. 531,450

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
223
Shares Common Stock (18.7%) Value
Industrials (2.1%) - continued
32,665 Lincoln Electric Holdings, Inc. $ 2,751,700
1,165 Linde Public Limited Company 247,108
10,695 Lockheed Martin Corporation 3,902,819
13,381 Manpower, Inc. 919,944
2,869 Masonite International
Corporation
n
223,151
109,538 McDermott International, Ltd.
e,n
328,614
2,901 Mercury Systems, Inc.
n
228,193
73,671 Meritor, Inc.
n
1,458,686
13,053 Middleby Corporation
n
1,030,404
5,143 MSC Industrial Direct Company,
Inc. 374,462
4,686 NAPCO Security Technologies,
Inc.
n
109,606
6,115 Nordson Corporation 1,160,077
14,709 Norfolk Southern Corporation 2,582,459
698 Northrop Grumman Corporation 214,593
12,959 Old Dominion Freight Line, Inc. 2,197,717
20,989 Otis Worldwide Corporation 1,193,435
18,403 Parker-Hannifin Corporation 3,372,718
32,342 Primoris Services Corporation 574,394
6,747 Quad/Graphics, Inc. 21,928
29,344 Raven Industries, Inc. 631,189
41,978 Raytheon Technologies
Corporation 2,586,684
10,661 Regal-Beloit Corporation 930,919
1,139 Republic Services, Inc. 93,455
30,161 Ritchie Brothers Auctioneers, Inc. 1,232,077
8,040 Rockwell Automation, Inc. 1,712,520
4,882 Roper Industries, Inc. 1,895,485
6,461 Ryder System, Inc. 242,352
10,061 Saia, Inc.
n
1,118,582
3,486 Simpson Manufacturing Company,
Inc. 294,079
3,701 SiteOne Landscape Supply, Inc.
i,n
421,803
52,804 Southwest Airlines Company 1,804,841
1,839 SP Plus Corporation
n
38,086
3,023 Spirit Airlines, Inc.
n
53,809
1,846 SPX FLOW, Inc.
n
69,114
21,320 Standex International Corporation 1,226,966
3,844 Teledyne Technologies, Inc.
n
1,195,292
2,933 Thermon Group Holdings, Inc.
n
42,734
10,165 Trex Company, Inc.
n
1,322,162
30,001 TriMas Corporation
n
718,524
3,050 UniFirst Corporation 545,797
2,520 Union Pacific Corporation 426,056
27,618 United Rentals, Inc.
n
4,116,187
15,778 Valmont Industries, Inc. 1,792,696
15,165 Verisk Analytics, Inc. 2,581,083
11,564 Waste Connections, Inc. 1,084,588
3,175 Watsco, Inc. 564,197
17,269 Willdan Group, Inc.
n
431,898
6,397 XPO Logistics, Inc.
n
494,168
Total 109,581,464
Information Technology (5.0%)
11,184 Accenture plc 2,401,428
16,317 Adobe, Inc.
n
7,102,953
5,695 ADTRAN, Inc. 62,246
7,005 Advanced Energy Industries, Inc.
n
474,869
10,954 Advanced Micro Devices, Inc.
n
576,290
21,161 Agilysys, Inc.
n
379,628
12,150 Akamai Technologies, Inc.
n
1,301,143
10,700 Alliance Data Systems Corporation 482,784
3,387 Alteryx, Inc.
n
556,416
Shares Common Stock (18.7%) Value
Information Technology (5.0%) - continued
3,787 American Software, Inc. $ 59,683
38,620 Amphenol Corporation 3,700,182
23,221 Anaplan, Inc.
n
1,052,143
5,286 ANSYS, Inc.
n
1,542,085
96,493 Apple, Inc. 35,200,646
279 Aspen Technology, Inc.
n
28,907
6,764 Atlassian Corporation plc
n
1,219,346
13,643 Automatic Data Processing, Inc. 2,031,306
5,885 Avalara, Inc.
n
783,235
5,072 Avnet, Inc. 141,433
7,307 Bandwidth, Inc.
i,n
927,989
18,953 Benchmark Electronics, Inc. 409,385
14,080 Blackline, Inc.
n
1,167,373
71 Broadcom, Ltd. 22,408
6,690 Broadridge Financial Solutions,
Inc. 844,211
1,242 CACI International, Inc.
n
269,365
27,249 CDK Global, Inc. 1,128,654
23,050 CDW Corporation 2,677,949
566 CEVA, Inc.
n
21,180
52,028 Change Healthcare, Inc.
n
582,714
25,193 Ciena Corporation
n
1,364,453
195,023 Cisco Systems, Inc. 9,095,873
6,509 Cognex Corporation 388,717
8,615 CommScope Holding Company,
Inc.
n
71,763
14,911 Computer Services, Inc. 797,738
9,381 Coupa Software, Inc.
n
2,598,912
3,237 Cree, Inc.
n
191,598
12,888 CTS Corporation 258,276
7,999 Descartes Systems Group, Inc.
n
423,147
13,220 DocuSign, Inc.
n
2,276,616
39,953 Dolby Laboratories, Inc. 2,631,704
3,591 DSP Group, Inc.
n
57,025
26,105 Elastic NV
n
2,407,142
5,266 Endava plc ADR
n
254,348
2,282 EPAM Systems, Inc.
n
575,087
6,673 ePlus, Inc.
n
471,648
13,766 Euronet Worldwide, Inc.
n
1,319,058
18,132 Eventbrite, Inc.
n
155,391
8,994 ExlService Holdings, Inc.
n
570,220
1,851 eXp World Holdings, Inc.
n
31,560
3,612 F5 Networks, Inc.
n
503,802
906 Fair Isaac Corporation
n
378,744
7,016 Five9, Inc.
n
776,461
1,104 FLIR Systems, Inc. 44,789
3,307 Gartner, Inc.
n
401,238
13,668 Global Payments, Inc. 2,318,366
12,477 Guidewire Software, Inc.
n
1,383,075
8,462 Health Catalyst, Inc.
i,n
246,837
5,739 II-VI, Inc.
n
270,996
3,224 Inphi Corporation
n
378,820
18,825 Intel Corporation 1,126,300
3,372 InterDigital, Inc. 190,956
4,094 International Business Machines
Corporation 494,432
21,295 Intuit, Inc. 6,307,366
3,054 Jack Henry & Associates, Inc. 562,028
11,296 Juniper Networks, Inc. 258,227
2,849 KLA-Tencor Corporation 554,074
1,870 Kulicke and Soffa Industries, Inc. 38,952
4,639 Lam Research Corporation 1,500,531
32,766 Lattice Semiconductor
Corporation
n
930,227
4,427 Littelfuse, Inc. 755,379

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
224
Shares Common Stock (18.7%) Value
Information Technology (5.0%) - continued
19,021 Lumentum Holdings, Inc.
n
$ 1,548,880
4,264 ManTech International Corporation 292,041
45,329 MasterCard, Inc. 13,403,785
10,705 Maxim Integrated Products, Inc. 648,830
16,342 Medallia, Inc.
i,n
412,472
11,837 Methode Electronics, Inc. 370,025
207,369 Microsoft Corporation 42,201,665
6,614 MicroStrategy, Inc.
n
782,370
15,511 MKS Instruments, Inc. 1,756,466
6,053 MoneyGram International, Inc.
n
19,430
18,715 Monolithic Power Systems, Inc. 4,435,455
1,321 Motorola Solutions, Inc. 185,112
8,412 MTS Systems Corporation 147,967
28,982 National Instruments Corporation 1,121,893
349 NetApp, Inc. 15,485
8,040 Nice, Ltd. ADR
n
1,521,490
5,229 Nova Measuring Instruments, Ltd.
n
251,986
2,762 Novanta, Inc.
n
294,899
55,282 Nuance Communications, Inc.
n
1,398,911
21,965 NVIDIA Corporation 8,344,723
25,967 Oracle Corporation 1,435,196
7,070 Palo Alto Networks, Inc.
n
1,623,767
4,663 Paychex, Inc. 353,222
33,247 PayPal Holdings, Inc.
n
5,792,625
10,851 Plexus Corporation
n
765,647
3,519 Progress Software Corporation 136,361
3,432 Proofpoint, Inc.
n
381,364
5,377 Q2 Holdings, Inc.
n
461,293
6,309 QAD, Inc. 260,436
21,001 QUALCOMM, Inc. 1,915,501
3,488 Rogers Corporation
n
434,605
51,688 SailPoint Technologies Holdings,
Inc.
n
1,368,181
13,178 Salesforce.com, Inc.
n
2,468,635
2,267 Samsung Electronics Company,
Ltd. GDR 2,478,318
8,278 ScanSource, Inc.
n
199,417
24,363 ServiceNow, Inc.
n
9,868,477
4,541 Silicon Laboratories, Inc.
n
455,326
46,136 Square, Inc.
n
4,841,512
52,205 STMicroelectronics NV ADR
i
1,430,939
1,265 Sykes Enterprises, Inc.
n
34,990
14,498 Synopsys, Inc.
n
2,827,110
21,910 TE Connectivity, Ltd. 1,786,760
10,617 Teradyne, Inc. 897,243
62,439 Texas Instruments, Inc. 7,927,880
1,873 Tyler Technologies, Inc.
n
649,706
6,034 VeriSign, Inc.
n
1,248,012
19,977 Virtusa Corporation
n
648,653
74,427 Visa, Inc. 14,377,064
8,240 VMware, Inc.
i,n
1,276,046
5,882 WEX, Inc.
n
970,589
11,037 Zscaler, Inc.
n
1,208,551
Total 262,187,138
Materials (0.6%)
6,375 AdvanSix, Inc.
n
74,842
7,203 AptarGroup, Inc. 806,592
3,323 Avery Dennison Corporation 379,121
58,820 Axalta Coating Systems, Ltd.
n
1,326,391
382 Balchem Corporation 36,237
8,388 Ball Corporation 582,882
14,734 Boise Cascade Company 554,146
4,985 Cabot Corporation 184,694
2,233 Celanese Corporation 192,797
Shares Common Stock (18.7%) Value
Materials (0.6%) - continued
61,456 CF Industries Holdings, Inc. $ 1,729,372
20,293 Chemours Company 311,498
27,178 Coeur Mining, Inc.
n
138,064
1,297 Domtar Corporation 27,380
53,374 Eastman Chemical Company 3,716,965
22,520 Ecolab, Inc. 4,480,354
63,396 Element Solutions, Inc.
n
687,847
19,660 Ferroglobe Representation &
Warranty Insurance Trust
e,n
2
21,050 Hecla Mining Company 68,833
3,932 Ingevity Corporation
n
206,705
12,354 Innospec, Inc. 954,346
145,573 Ivanhoe Mines, Ltd.
n
412,829
14,581 Kaiser Aluminum Corporation 1,073,453
6,291 Kraton Performance Polymers,
Inc.
n
108,708
75,100 Louisiana-Pacific Corporation 1,926,315
8,825 Martin Marietta Materials, Inc. 1,822,980
9,443 Materion Corporation 580,650
6,960 Minerals Technologies, Inc. 326,633
20,754 Myers Industries, Inc. 301,971
11,722 Neenah, Inc. 579,770
37,380 Nucor Corporation 1,547,906
7,639 Olin Corporation 87,772
2,143 Olympic Steel, Inc. 25,180
17,667 PPG Industries, Inc. 1,873,762
3,648 Quaker Chemical Corporation 677,251
3,089 Reliance Steel & Aluminum
Company 293,239
2,429 RPM International, Inc. 182,321
10,733 Ryerson Holding Corporation
n
60,427
2,665 Sensient Technologies Corporation 139,006
1,749 Sherwin-Williams Company 1,010,660
47,376 Steel Dynamics, Inc. 1,236,040
9,664 UFP Technologies, Inc.
n
425,796
8,346 United States Lime & Minerals, Inc. 704,736
12,875 United States Steel Corporation 92,958
9,695 Verso Corporation 115,952
1,841 W. R. Grace & Company 93,541
1,902 Worthington Industries, Inc. 70,945
Total 32,229,869
Real Estate (0.8%)
40,673 Agree Realty Corporation 2,672,623
3,288 Alexandria Real Estate Equities,
Inc. 533,478
50,409 American Campus Communities,
Inc. 1,762,299
15,797 American Tower Corporation 4,084,156
15,876 Apartment Investment &
Management Company 597,573
10,866 Armada Hoffler Properties, Inc. 108,117
29,767 Ashford Hospitality Trust, Inc. 21,510
8,362 AvalonBay Communities, Inc. 1,293,100
2,650 BBX Capital Corporation 6,731
197 Bluerock Residential Growth REIT,
Inc. 1,592
14,305 Camden Property Trust 1,304,902
9,705 CareTrust REIT, Inc. 166,538
29,533 CBL & Associates Properties, Inc.
n
8,051
32,867 Cedar Realty Trust, Inc. 32,538
4,980 City Office REIT, Inc. 50,099
10,834 Colliers International Group, Inc. 620,897
6,047 Colony Credit Real Estate, Inc. 42,450
4,902 Columbia Property Trust, Inc. 64,412

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
225
Shares Common Stock (18.7%) Value
Real Estate (0.8%) - continued
385 Community Healthcare Trust, Inc. $ 15,746
4,177 Corepoint Lodging, Inc. 17,585
3,620 CoreSite Realty Corporation 438,237
3,470 CoStar Group, Inc.
n
2,466,025
1,284 CyrusOne, Inc. 93,411
2,628 Digital Realty Trust, Inc. 373,465
19,267 Diversified Healthcare Trust 85,256
11,010 Douglas Emmett, Inc. 337,567
13,553 Duke Realty Corporation 479,641
1,388 Easterly Government Properties,
Inc. 32,091
3,549 EastGroup Properties, Inc. 420,947
6,834 EPR Properties 226,410
6,130 Equity Lifestyle Properties, Inc. 383,002
34,683 Equity Residential 2,040,054
49,783 Essential Properties Realty Trust,
Inc. 738,780
4,466 Essex Property Trust, Inc. 1,023,473
5,526 Farmland Partners, Inc. 37,853
42,974 First Industrial Realty Trust, Inc. 1,651,921
3,948 FirstService Corporation 397,761
13,144 Four Corners Property Trust, Inc. 320,714
5,066 Franklin Street Properties
Corporation 25,786
9,941 Gaming and Leisure Properties,
Inc. 343,959
5,499 Getty Realty Corporation 163,210
1,180 Gladstone Commercial
Corporation 22,125
7,903 Healthcare Realty Trust, Inc. 231,479
12,124 Healthcare Trust of America, Inc. 321,528
3,069 Hersha Hospitality Trust 17,677
87,098 Host Hotels & Resorts, Inc. 939,787
3,512 Hudson Pacific Properties, Inc. 88,362
8,133 Industrial Logistics Properties Trust 167,133
3,318 Innovative Industrial Properties,
Inc. 292,050
2,923 Investors Real Estate Trust 206,042
2,353 iSTAR Financial, Inc. 28,989
4,105 Jones Lang LaSalle, Inc. 424,703
35,852 Kilroy Realty Corporation 2,104,512
9,928 Kite Realty Group Trust 114,569
3,359 Lamar Advertising Company 224,247
8,756 Lexington Realty Trust 92,376
16,551 Macerich Company 148,462
54,604 Medical Properties Trust, Inc. 1,026,555
1,731 MGM Growth Properties LLC 47,101
1,391 National Health Investors, Inc. 84,462
19,337 National Retail Properties, Inc. 686,077
77,374 National Storage Affiliates Trust 2,217,539
32,396 New Residential Investment
Corporation 240,702
9,553 New Senior Investment Group, Inc. 34,582
5,780 NexPoint Residential Trust, Inc. 204,323
8,184 Omega Healthcare Investors, Inc. 243,310
4,218 One Liberty Properties, Inc. 74,321
7,176 Pennsylvania REIT 9,759
5,581 Physicians Realty Trust 97,779
2,348 Plymouth Industrial REIT, Inc. 30,054
4,223 PotlatchDeltic Corporation 160,601
10,563 Preferred Apartment Communities,
Inc. 80,279
2,123 PS Business Parks, Inc. 281,085
3,230 QTS Realty Trust, Inc. 207,011
11,720 Rayonier, Inc. REIT 290,539
Shares Common Stock (18.7%) Value
Real Estate (0.8%) - continued
21,389 Retail Properties of America, Inc. $ 156,567
7,975 Rexford Industrial Realty, Inc. 330,404
714 RMR Group, Inc. 21,042
745 Ryman Hospitality Properties 25,777
28,973 Sabra Health Care REIT, Inc. 418,080
6,032 SBA Communications Corporation 1,797,053
54,382 Service Properties Trust 385,568
7,831 Spirit Realty Capital, Inc. 272,989
5,627 STAG Industrial, Inc. 164,984
14,136 Store Capital Corporation 336,578
84,270 Sunstone Hotel Investors, Inc. 686,801
6,019 Terreno Realty Corporation 316,840
23,250 UDR, Inc. 869,085
4,503 UMH Properties, Inc. 58,224
28,120 Uniti Group, Inc. 262,922
293 Universal Health Realty Income
Trust 23,291
2,160 Urstadt Biddle Properties, Inc. 25,661
27,651 Washington Prime Group, Inc. 23,249
Total 43,099,195
Utilities (0.2%)
1,975 ALLETE, Inc. 107,855
7,034 Alliant Energy Corporation 336,507
6,606 Artesian Resources Corporation 239,732
1,560 Avista Corporation 56,768
6,047 Black Hills Corporation 342,623
19,439 CenterPoint Energy, Inc. 362,926
1,326 Chesapeake Utilities Corporation 111,384
5,889 CMS Energy Corporation 344,035
5,951 Consolidated Water Company,
Ltd. 85,873
2,370 DTE Energy Company 254,775
18,160 Duke Energy Corporation 1,450,802
17,627 Entergy Corporation 1,653,589
1,781 Essential Utilities, Inc. 75,229
32,656 Exelon Corporation 1,185,086
52,165 FirstEnergy Corporation 2,022,959
4,401 Hawaiian Electric Industries, Inc. 158,700
4,233 IDACORP, Inc. 369,837
4,292 MDU Resources Group, Inc. 95,197
563 MGE Energy, Inc. 36,319
939 Middlesex Water Company 63,082
1,809 National Fuel Gas Company 75,851
8,283 New Jersey Resources
Corporation 270,440
1,016 Northwest Natural Holding
Company 56,683
6,126 NorthWestern Corporation 333,990
7,381 OGE Energy Corporation 224,087
3,408 Otter Tail Corporation 132,196
20,269 PNM Resources, Inc. 779,140
8,034 Portland General Electric
Company 335,902
191 SJW Group 11,863
1,365 South Jersey Industries, Inc. 34,111
3,663 Southwest Gas Holdings, Inc. 252,930
7,104 Spire, Inc. 466,804
6,436 UGI Corporation 204,665

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
226
Shares Common Stock (18.7%) Value
Utilities (0.2%) - continued
3,236 Unitil Corporation $ 145,038
Total 12,676,978
Total Common Stock
(cost $758,833,339) 981,185,490
Shares
Collateral Held for Securities
Loaned ( 1.7% ) Value
88,869,728 Thrivent Cash Management Trust 88,869,728
Total Collateral Held for
Securities Loaned
(cost $88,869,728) 88,869,728
Shares or
Principal
Amount Short-Term Investments ( 11.2% ) Value
Federal Home Loan Bank Discount
Notes
1,500,000 0.005%, 7/7/2020
o
1,499,970
5,500,000 0.095%, 7/9/2020
o,p
5,499,853
1,200,000 0.110%, 7/15/2020
o,p
1,199,944
2,200,000 0.105%, 7/20/2020
o,p
2,199,860
200,000 0.120%, 7/27/2020
o,p
199,982
4,800,000 0.100%, 7/28/2020
o,p
4,799,568
9,100,000 0.105%, 7/29/2020
o,p
9,099,151
500,000 0.114%, 8/7/2020
o,p
499,923
1,300,000 0.125%, 8/11/2020
o,p
1,299,778
200,000 0.150%, 8/19/2020
o,p
199,959
5,800,000 0.100%, 8/25/2020
o,p
5,798,671
5,200,000 0.152%, 9/2/2020
o,p
5,198,726
2,900,000 0.120%, 9/15/2020
o,p
2,899,143
Thrivent Core Short-Term Reserve
Fund
53,875,925 0.750% 539,298,010
U.S. Treasury Bills
300,000 0.105%, 7/16/2020
o
299,986
400,000 0.095%, 7/23/2020
o,q
399,971
2,500,000 0.133%, 9/17/2020
o,q
2,499,242
700,000 0.023%, 9/24/2020
o
699,785
Total Short-Term Investments
(cost $582,944,070) 583,591,522
Total Investments (cost
$5,314,748,120) 109.0% $5,710,397,103
Other Assets and Liabilities, Net
(9.0%) (473,795,528)
Total Net Assets 100.0% $5,236,601,575
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $289,547,531 or 5.5% of
total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.
i All or a portion of the security is on loan.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Defaulted security.  Interest is not being accrued.
l In bankruptcy.  Interest is not being accrued.
m Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n Non-income producing security.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 77,513,491
Common Stock 8,842,492
Total lending $86,355,983
Gross amount payable upon return of
collateral for securities loaned $88,869,728
Net amounts due to counterparty
$2,513,745

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
227
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
228
Principal
Amount Bank Loans ( 27.3% )
a
Value
Basic Materials (1.6%)
Ball Metalpack Finco , LLC, Term
Loan
$ 83,300
4.863%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 76,219
Big River Steel, LLC, Term Loan
330,650
6.000%,  (LIBOR 3M +
5.000%), 8/23/2023
b
309,984
Chemours Company, Term Loan
547,400
1.930%,  (LIBOR 1M +
1.750%), 4/3/2025
b
515,240
Hexion , Inc., Term Loan
309,219
4.940%,  (LIBOR 3M +
3.500%), 7/1/2026
b
300,716
Innophos Holdings, Inc., Term
Loan
309,225
3.928%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c,d,e
302,267
Momentive Performance Materials
USA, LLC, Term Loan
290,070
3.430%,  (LIBOR 1M +
3.250%), 5/15/2024
b
270,853
Nouryon USA, LLC, Term Loan
522,286
3.188%,  (LIBOR 1M +
3.000%), 10/1/2025
b
488,771
Peabody Energy Corporation,
Term Loan
386,113
2.928%,  (LIBOR 1M +
2.750%), 3/31/2025
b
208,501
Pixelle Specialty Solutions, LLC,
Term Loan
608,469
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
571,961
PQ Corporation, Term Loan
335,000
0.000%,  (LIBOR 1M +
3.000%), 2/7/2027
b,c,d
322,856
Univar Solutions USA, Inc., Term
Loan
124,375
2.178%,  (LIBOR 1M +
2.000%), 11/22/2026
b
118,235
Total 3,485,603
Capital Goods (2.9%)
Advanced Disposal Services, Inc.,
Term Loan
565,480
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
558,095
Flex Acquisition Company, Inc.
Term Loan
613,770
4.683%,  (LIBOR 3M +
3.250%), 6/29/2025
b
576,944
GFL Environmental, Inc., Term
Loan
955,710
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
927,240
Mauser Packaging Solutions
Holding Company, Term Loan
435,675
4.561%,  (LIBOR 3M +
3.250%), 4/3/2024
b
390,112
Natgasoline , LLC, Term Loan
369,375
4.313%,  (LIBOR 3M +
3.500%), 11/14/2025
b,e
354,600
Principal
Amount Bank Loans (27.3%)
a
Value
Capital Goods (2.9%) - continued
Navistar, Inc., Term Loan
$ 625,600
3.700%,  (LIBOR 1M +
3.500%), 11/6/2024
b
$ 590,929
Reynolds Group Holdings, Inc.,
Term Loan
1,136,089
2.928%,  (LIBOR 1M +
2.750%), 2/5/2023
b
1,082,579
TransDigm , Inc., Term Loan
1,094,500
2.428%,  (LIBOR 1M +
2.250%), 12/9/2025
b
981,920
Vertiv Group Corporation, Term
Loan
1,037,400
3.183%,  (LIBOR 1M +
3.000%), 3/2/2027
b
977,749
Total 6,440,168
Communications Services (7.4%)
Altice France SA, Term Loan
257,050
2.928%,  (LIBOR 1M +
2.750%), 7/31/2025
b
242,902
CenturyLink, Inc., Term Loan
1,577,075
2.428%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,483,334
Charter Communications
Operating, LLC, Term Loan
1,377,934
1.930%,  (LIBOR 1M +
1.750%), 4/30/2025
b
1,325,490
CommScope , Inc., Term Loan
784,075
3.428%,  (LIBOR 1M +
3.250%), 4/4/2026
b
740,951
Coral-US Co-Borrower, LLC, Term
Loan
1,280,000
2.428%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,213,606
CSC Holdings, LLC, Term Loan
470,450
2.435%,  (LIBOR 1M +
2.250%), 7/17/2025
b
443,987
1,152,113
2.685%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,090,601
Diamond Sports Group, LLC, Term
Loan
923,798
3.430%,  (LIBOR 1M +
3.250%), 8/24/2026
b
749,431
Entercom Media Corporation, Term
Loan
463,131
2.684%,  (LIBOR 1M +
2.500%), 11/17/2024
b
431,485
Gray Television, Inc., Term Loan
280,000
2.423%,  (LIBOR 1M +
2.250%), 2/7/2024
b
270,340
HCP Acquisition, LLC, Term Loan
613,903
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
586,431
iHeartCommunications , Inc., Term
Loan
359,098
3.178%,  (LIBOR 1M +
3.000%), 5/1/2026
b
330,072
Mediacom Illinois, LLC, Term Loan
194,966
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
189,117

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
229
Principal
Amount Bank Loans (27.3%)
a
Value
Communications Services (7.4%) - continued
NEP Group, Inc., Term Loan
$ 615,687
3.428%,  (LIBOR 1M +
3.250%), 10/20/2025
b
$ 502,469
Nexstar Broadcasting, Inc., Term
Loan
1,080,000
2.923%,  (LIBOR 1M +
2.750%), 9/19/2026
b,c,d
1,025,039
Nielsen Finance, LLC, Term Loan
250,000
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
247,187
SBA Senior Finance II, LLC, Term
Loan
551,137
1.930%,  (LIBOR 1M +
1.750%), 4/11/2025
b
529,323
Terrier Media Buyer, Inc., Term
Loan
200,000
0.000%,  (LIBOR 3M +
4.250%), 12/17/2026
b,c,d
190,000
373,125
4.428%,  (LIBOR 1M +
4.250%), 12/17/2026
b
355,092
T-Mobile USA, Inc., Term Loan
770,000
3.178%,  (LIBOR 1M +
3.000%), 4/1/2027
b
768,337
TNS, Inc., Term Loan
464,656
4.180%,  (LIBOR 1M +
4.000%), 8/14/2022
b
444,909
Virgin Media Bristol, LLC, Term
Loan
1,010,000
2.685%,  (LIBOR 1M +
2.500%), 1/31/2028
b
962,277
WideOpenWest Finance, LLC,
Term Loan
771,143
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
732,909
Windstream Services, LLC, Term
Loan
325,000
2.680%,  (LIBOR 1M +
2.500%), 2/26/2021
b
318,906
183,591
8.250%,  (PRIME + 5.000%),
3/30/2021
b,f
110,522
Xplornet Communications, Inc.,
Term Loan
395,000
4.928%,  (LIBOR 1M +
4.750%), 6/11/2027
b
376,238
Ziggo Financing Partnership, Term
Loan
680,000
2.685%,  (LIBOR 1M +
2.500%), 4/30/2028
b
640,193
Total 16,301,148
Consumer Cyclical (3.6%)
1011778 B.C., LLC, Term Loan
1,089,525
1.928%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,030,691
Cengage Learning, Inc., Term
Loan
452,759
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
363,113
Eldorado Resorts, Inc., Term Loan
84,267
3.250%,  (LIBOR 3M +
2.250%), 4/17/2024
b
83,583
Principal
Amount Bank Loans (27.3%)
a
Value
Consumer Cyclical (3.6%) - continued
Four Seasons Hotels, Ltd., Term
Loan
$ 482,500
2.178%,  (LIBOR 1M +
2.000%), 11/30/2023
b
$ 455,962
Golden Entertainment, Inc., Term
Loan
825,075
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
743,252
Golden Nugget, LLC, Term Loan
1,034,197
3.250%,  (LIBOR 1M +
2.500%), 10/4/2023
b
817,016
LCPR Loan Financing, LLC, Term
Loan
965,000
5.185%,  (LIBOR 1M +
5.000%), 10/15/2026
b
955,350
Mohegan Gaming and
Entertainment, Term Loan
367,261
5.375%,  (LIBOR 3M +
4.375%), 10/13/2023
b,c,d
299,869
Scientific Games International,
Inc., Term Loan
1,560,258
3.476%,  (LIBOR 3M +
2.750%), 8/14/2024
b
1,376,147
Staples, Inc., Term Loan
212,850
5.187%,  (LIBOR 3M +
4.500%), 9/12/2024
b
186,953
688,324
5.687%,  (LIBOR 3M +
5.000%), 4/12/2026
b
590,237
Stars Group Holdings BV, Term
Loan
455,844
3.808%,  (LIBOR 3M +
3.500%), 7/10/2025
b
452,635
Tenneco, Inc., Term Loan
290,575
3.178%,  (LIBOR 1M +
3.000%), 10/1/2025
b
250,380
Wyndham Hotels & Resorts, Inc.,
Term Loan
334,050
1.928%,  (LIBOR 1M +
1.750%), 5/30/2025
b
314,675
Total 7,919,863
Consumer Non-Cyclical (4.4%)
Aramark Services, Inc., Term Loan
255,000
1.928%,  (LIBOR 1M +
1.750%), 3/11/2025
b
240,338
Bausch Health Americas, Inc.,
Term Loan
1,432,632
3.190%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,390,198
Bellring Brands, LLC, Term Loan
182,658
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b,c,d
181,403
Change Healthcare Holdings, LLC,
Term Loan
370,000
3.500%,  (LIBOR 3M +
2.500%), 3/1/2024
b
354,634
Chobani , LLC, Term Loan
459,058
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
440,411
Dole Food Company, Inc., Term
Loan
367,517
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
356,491

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
230
Principal
Amount Bank Loans (27.3%)
a
Value
Consumer Non-Cyclical (4.4%) - continued
Elanco Animal Health, Inc., Term
Loan
$ 255,000
0.000%,  (LIBOR 1M +
1.750%), 2/4/2027
b,c,d
$ 242,676
Endo International plc, Term Loan
490,266
5.000%,  (LIBOR 1M +
4.250%), 4/27/2024
b
462,076
Energizer Holdings, Inc., Term
Loan
90,915
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b,e
86,369
Global Medical Response, Inc.,
Term Loan
1,360,125
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
1,305,557
165,750
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
158,084
Grifols Worldwide Operations USA,
Inc., Term Loan
422,875
2.109%,  (LIBOR 1W +
2.000%), 11/15/2027
b
406,438
IQVIA, Inc., Term Loan
175,000
1.928%,  (LIBOR 1M +
1.750%), 1/1/2025
b,c,d
168,985
JBS USA LUX SA, Term Loan
749,309
3.072%,  (LIBOR 3M +
2.000%), 5/1/2026
b
714,032
MPH Acquisition Holdings, LLC,
Term Loan
1,241,682
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,178,046
Ortho-Clinical Diagnostics SA,
Term Loan
1,150,954
3.429%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,073,990
Plantronics, Inc., Term Loan
366,185
2.678%,  (LIBOR 1M +
2.500%), 7/2/2025
b
332,617
R.R. Donnelley & Sons Company,
Term Loan
79,196
5.178%,  (LIBOR 1M +
5.000%), 1/15/2024
b
73,058
Sotera Health Holdings, LLC, Term
Loan
399,000
5.500%,  (LIBOR 1M +
4.500%), 12/13/2026
b
388,941
US Foods, Inc., Term Loan
249,351
1.928%,  (LIBOR 1M +
1.750%), 6/27/2023
b
233,811
Total 9,788,155
Energy (1.4%)
BCP Raptor II, LLC, Term Loan
153,450
4.928%,  (LIBOR 1M +
4.750%), 11/3/2025
b
98,975
Buckeye Partners, LP, Term Loan
523,688
2.923%,  (LIBOR 1M +
2.750%), 11/1/2026
b
500,907
Calpine Corporation, Term Loan
481,074
2.430%,  (LIBOR 1M +
2.250%), 1/15/2024
b
463,501
Principal
Amount Bank Loans (27.3%)
a
Value
Energy (1.4%) - continued
CONSOL Energy, Inc., Term Loan
$ 370,312
4.680%,  (LIBOR 1M +
4.500%), 9/28/2024
b
$ 292,547
Fieldwood Energy, LLC, Term
Loan
500,000
6.250%,  (LIBOR 3M +
5.250%), 4/11/2022
b
90,835
Illuminate Buyer, LLC, Term Loan
345,000
0.000%,  (LIBOR 1M +
4.000%), 6/16/2027
b,c,d
339,307
Radiate Holdco, LLC, Term Loan
1,272,143
3.750%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,211,716
Total 2,997,788
Financials (2.2%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
347,238
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
322,324
Blackstone CQP Holdco, LP, Term
Loan
306,900
3.806%,  (LIBOR 3M +
3.500%), 9/30/2024
b
293,089
Delos Finance SARL, Term Loan
310,000
2.058%,  (LIBOR 3M +
1.750%), 10/6/2023
b
295,371
GGP Nimbus, LLC, Term Loan
580,099
2.678%,  (LIBOR 1M +
2.500%), 8/24/2025
b
484,139
INEOS U.S. Finance, LLC, Term
Loan
249,360
2.178%,  (LIBOR 1M +
2.000%), 3/31/2024
b
235,880
Lealand Finance Company BV
129,876
4.178%,  (LIBOR 1M +
4.000%), 6/30/2025
b,e
108,446
Level 3 Financing, Inc., Term Loan
635,000
1.983%,  (LIBOR 1M +
1.750%), 3/1/2027
b
599,396
MoneyGram International, Inc.,
Term Loan
345,331
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
311,986
NCR Corporation, Term Loan
526,025
2.680%,  (LIBOR 1M +
2.500%), 8/28/2026
b
506,957
Northriver Midstream Finance, LP,
Term Loan
511,098
4.683%,  (LIBOR 3M +
3.250%), 10/1/2025
b
481,393
Tronox Finance, LLC, Term Loan
649,276
2.982%,  (LIBOR 3M +
2.750%), 9/22/2024
b
621,864
Vericast Corporation, Term Loan
690,023
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b
500,363
Total 4,761,208

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
231
Principal
Amount Bank Loans (27.3%)
a
Value
Technology (2.5%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 1,266,984
4.260%,  (LIBOR 3M +
3.500%), 8/21/2026
b
$ 1,145,353
Prime Security Services Borrower,
LLC, Term Loan
1,449,050
4.250%,  (LIBOR 3M +
3.250%), 9/23/2026
b
1,390,190
Rackspace Hosting, Inc., Term
Loan
1,283,622
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,221,045
SS&C Technologies, Inc., Term
Loan
568,729
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
543,313
400,734
1.928%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
382,825
Zayo Group Holdings, Inc., Term
Loan
982,537
3.178%,  (LIBOR 1M +
3.000%), 3/9/2027
b
930,384
Total 5,613,110
Transportation (0.6%)
Genesee & Wyoming, Inc., Term
Loan
618,450
2.308%,  (LIBOR 3M +
2.000%), 12/30/2026
b
594,046
Mileage Plus Holdings, LLC, Term
Loan
335,000
0.000%,  (LIBOR 1M +
5.250%), 6/25/2027
b,c,d
332,347
United Airlines, Inc., Term Loan
462,609
1.928%,  (LIBOR 1M +
1.750%), 4/1/2024
b
420,109
Total 1,346,502
Utilities (0.7%)
Advanced Drainage Systems, Inc.,
Term Loan
155,000
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
150,544
Core and Main, LP, Term Loan
409,500
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
389,152
EnergySolutions , LLC, Term Loan
289,100
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
265,489
Pacific Gas & Electric Company,
Term Loan
770,000
5.500%,  (LIBOR 3M +
4.500%), 6/18/2025
b
755,562
Total 1,560,747
Total Bank Loans
(cost $64,104,284) 60,214,292
Principal
Amount Long-Term Fixed Income ( 51.8% ) Value
Asset-Backed Securities (4.8%)
Apidos CLO XXIV
$ 460,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,g
$ 444,787
Assurant CLO III, Ltd.
450,000
2.365%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
b,g
439,333
Babson CLO, Ltd.
300,000
4.035%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
272,343
Benefit Street Partners CLO IV, Ltd.
250,000
2.885%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
243,051
Business Jet Securities, LLC
265,634
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
263,566
Cent CLO, LP
875,000
3.291%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
846,120
College Ave Student Loans, LLC
172,068
1.835%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
170,720
Education Funding Trust
677,011
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
681,740
Foundation Finance Trust
118,758
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
119,735
Freedom ABS Trust
386,862
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
386,193
Harley Marine Financing, LLC
256,293
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
228,748
Madison Park Funding XIV, Ltd.
425,000
2.498%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
405,396
Myers Park CLO, Ltd.
425,000
2.535%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
415,340
OHA Credit Funding 1, Ltd.
360,000
2.585%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
350,412
OZLM Funding II, Ltd.
710,000
2.260%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
687,888
OZLM IX, Ltd.
550,000
2.685%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
534,838

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
232
Principal
Amount Long-Term Fixed Income (51.8%) Value
Asset-Backed Securities (4.8%) - continued
Palmer Square Loan Funding, Ltd.
$ 250,000
3.385%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
$ 247,123
Park Avenue Institutional Advisers
CLO, Ltd.
700,000
2.635%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
691,521
Pretium Mortgage Credit Partners,
LLC
742,285
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
736,009
Riserva CLO, Ltd.
375,000
2.835%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
363,874
Saxon Asset Securities Trust
51,602
3.972%,  8/25/2035, Ser.
2004-2, Class MF2
b
50,291
Sound Point CLO X, Ltd.
375,000
3.835%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
339,403
Sound Point CLO XXI, Ltd.
700,000
2.441%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
673,029
THL Credit Wind River CLO, Ltd.
325,000
4.069%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
296,718
Vericrest Opportunity Loan
Transferee
614,467
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
614,689
Total 10,502,867
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
23,000 1.500%,  10/15/2025 23,784
Anglo American Capital plc
74,000 4.125%,  9/27/2022
g
77,156
BHP Billiton Finance USA, Ltd.
75,000 6.750%,  10/19/2075
b,g
86,437
BWAY Holding Company
100,000 5.500%,  4/15/2024
g
98,219
Cleveland-Cliffs, Inc.
70,000 5.750%,  3/1/2025 59,591
60,000 9.875%,  10/17/2025
g
62,937
EI du Pont de Nemours &
Company
41,000 1.700%,  7/15/2025 42,331
First Quantum Minerals, Ltd.
120,000 7.500%,  4/1/2025
g
114,900
Freeport-McMoRan, Inc.
95,000 4.125%,  3/1/2028 92,150
100,000 4.250%,  3/1/2030 97,000
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 39,053
Principal
Amount Long-Term Fixed Income (51.8%) Value
Basic Materials (0.9%) - continued
Koppers , Inc.
$ 120,000 6.000%,  2/15/2025
g
$ 116,700
Krayton Polymers, LLC
110,000 7.000%,  4/15/2025
g
110,550
Methanex Corporation
140,000 5.250%,  12/15/2029 123,197
Mosaic Company
19,000 3.250%,  11/15/2022 19,448
Norbord, Inc.
165,000 5.750%,  7/15/2027
g
168,300
Novelis Corporation
170,000 5.875%,  9/30/2026
g
169,599
40,000 4.750%,  1/30/2030
g
38,200
Nucor Corporation
20,000 2.000%,  6/1/2025 20,765
Olin Corporation
150,000 5.125%,  9/15/2027 140,250
Peabody Securities Finance
Corporation
130,000 6.375%,  3/31/2025
g
68,900
Steel Dynamics, Inc.
25,000 2.400%,  6/15/2025 25,748
Syngenta Finance NV
75,000 3.933%,  4/23/2021
g
75,730
Tronox Finance plc
130,000 5.750%,  10/1/2025
g
120,250
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
g
59,490
Total 2,050,685
Capital Goods (1.6%)
AECOM
260,000 5.125%,  3/15/2027 279,500
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
g
154,687
Ardagh Packaging Finance plc
61,000 6.000%,  2/15/2025
g,i
62,449
Building Materials Corporation of
America
175,000 6.000%,  10/15/2025
g
180,122
Caterpillar Financial Services
Corporation
55,000 1.900%,  9/6/2022 56,750
60,000 1.950%,  11/18/2022 62,079
41,000 1.450%,  5/15/2025 42,098
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 59,243
CNH Industrial Capital, LLC
60,000 4.875%,  4/1/2021 61,560
25,000 1.950%,  7/2/2023
d
25,169
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 121,512
Crown Americas Capital
Corporation IV
120,000 4.500%,  1/15/2023 122,400
Crown Cork & Seal Company, Inc.
170,000 7.375%,  12/15/2026 198,900
General Electric Company
133,000 5.000%,  1/21/2021
b,j
104,418

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
233
Principal
Amount Long-Term Fixed Income (51.8%) Value
Capital Goods (1.6%) - continued
H&E Equipment Services, Inc.
$ 150,000 5.625%,  9/1/2025 $ 151,468
Honeywell International, Inc.
41,000 1.350%,  6/1/2025 42,103
Huntington Ingalls Industries, Inc.
44,000 3.844%,  5/1/2025
g
47,776
John Deere Capital Corporation
64,000 1.200%,  4/6/2023 65,177
60,000 2.050%,  1/9/2025 63,401
L3Harris Technologies, Inc.
75,000 4.950%,  2/15/2021 75,924
Otis Worldwide Corporation
61,000 2.056%,  4/5/2025
g
63,927
Owens-Brockway Glass Container,
Inc.
44,000 5.000%,  1/15/2022
g
44,000
PACCAR Financial Corporation
44,000 2.650%,  4/6/2023 46,437
Parker-Hannifin Corporation
71,000 2.700%,  6/14/2024 75,579
Raytheon Technologies
Corporation
42,000 2.800%,  3/15/2022
g
43,325
Republic Services, Inc.
34,000 2.500%,  8/15/2024 36,166
Reynolds Group Issuer, Inc.
240,000 5.125%,  7/15/2023
g
242,825
Roper Technologies, Inc.
60,000 2.800%,  12/15/2021 61,711
39,000 2.350%,  9/15/2024 41,104
Spirit AeroSystems , Inc.
70,000 7.500%,  4/15/2025
g
69,037
Textron Financial Corporation
200,000
2.127%,  (LIBOR 3M +
1.735%), 2/15/2042
b,g
125,000
TransDigm , Inc.
70,000 6.250%,  3/15/2026
g
69,956
200,000 5.500%,  11/15/2027 174,588
United Rentals North America, Inc.
40,000 4.875%,  1/15/2028 41,000
270,000 4.000%,  7/15/2030 261,152
United Technologies Corporation
80,000 3.950%,  8/16/2025 91,342
Waste Management, Inc.
34,000 2.950%,  6/15/2024 34,807
WESCO Distribution, Inc.
40,000 7.250%,  6/15/2028
g
42,183
WW Grainger, Inc.
41,000 1.850%,  2/15/2025 42,852
Total 3,583,727
Collateralized Mortgage Obligations (10.2%)
Antler Mortgage Trust
350,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
350,508
990,989
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
993,087
Principal
Amount Long-Term Fixed Income (51.8%) Value
Collateralized Mortgage Obligations (10.2%) -
continued
Banc of America Alternative Loan
Trust
$ 184,189
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 162,269
Banc of America Funding Trust
273,509
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 259,111
Banc of America Mortgage
Securities Trust
320,384
3.967%,  9/25/2035, Ser.
2005-H, Class 3A1
b
291,359
Bear Stearns Adjustable Rate
Mortgage Trust
137,582
3.600%,  1/25/2034, Ser.
2003-8, Class 5A
b
129,264
53,686
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
52,893
Bellemeade Re, Ltd.
317,360
1.785%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
314,149
225,000
2.845%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,e,g
225,000
450,000
3.595%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,e,g
450,000
Bunker Hill Loan Depository Trust
150,000
2.600%,  2/25/2055, Ser.
2020-1
b,d,g
149,994
Cascade Funding Mortgage Trust
150,811
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
151,199
ChaseFlex Trust
221,982
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 211,228
CHL Mortgage Pass-Through Trust
221,935
3.424%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
184,037
136,201
3.504%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
132,093
104,986
6.000%,  4/25/2037, Ser.
2007-3, Class A18 80,580
CIM Trust
203,310
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
214,018
Citigroup Mortgage Loan Trust,
Inc.
437,706
3.973%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
409,043
Countrywide Alternative Loan Trust
136,298
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 133,608
182,788
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 168,076
78,080
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 66,802
27,525
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 25,709

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
234
Principal
Amount Long-Term Fixed Income (51.8%) Value
Collateralized Mortgage Obligations (10.2%) -
continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 123,108
3.559%,  11/25/2035, Ser.
2005-22, Class 2A1
b
$ 110,038
Credit Suisse Mortgage Capital
Certificates
206,919
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
207,109
469,161
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,g
475,949
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
175,049
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 179,596
Eagle Re, Ltd.
451,174
1.985%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
447,444
Federal Home Loan Mortgage
Corporation
790,373
3.500%,  8/15/2035, Ser.
345, Class C8
k
87,073
Federal Home Loan Mortgage
Corporation - REMIC
715,692
3.000%,  5/15/2027, Ser.
4046, Class GI
k
42,198
571,483
3.000%,  7/15/2027, Ser.
4084, Class NI
k
37,867
812,437
3.500%,  10/15/2032, Ser.
4119, Class KI
k
100,178
861,072
3.000%,  4/15/2033, Ser.
4203, Class DI
k
65,323
Federal National Mortgage
Association - REMIC
523,550
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
30,405
809,046
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
42,013
1,211,213
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
62,495
1,764,231
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
114,138
1,038,064
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
57,826
460,269
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
25,893
1,365,936
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
77,977
2,114,124
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
122,475
815,538
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
48,417
971,985
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
49,591
528,247
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
57,290
First Horizon Alternative Mortgage
Securities Trust
74,062
3.666%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
70,773
FWD Securitization Trust
401,059
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
410,303
Principal
Amount Long-Term Fixed Income (51.8%) Value
Collateralized Mortgage Obligations (10.2%) -
continued
Genworth Mortgage Insurance
Corporation
$ 250,000
2.085%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
$ 243,485
GMAC Mortgage Corporation
Loan Trust
77,512
3.574%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
71,856
31,496
0.685%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
32,683
13,769
3.958%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
12,389
GSAA Home Equity Trust
76,740
4.549%,  8/25/2034, Ser.
2004-10, Class M2
h
81,177
Home Equity Asset Trust
378,515
1.505%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
367,551
IndyMac INDA Mortgage Loan
Trust
806,510
3.795%,  8/25/2036, Ser.
2006-AR1, Class A1
b
739,190
IndyMac INDX Mortgage Loan
Trust
722,818
0.395%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
635,345
J.P. Morgan Alternative Loan Trust
83,676
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 67,954
J.P. Morgan Mortgage Trust
66,242
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 74,602
84,205
4.170%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
81,480
89,572
3.525%,  6/25/2036, Ser.
2006-A4, Class 2A2
b
74,876
Legacy Mortgage Asset Trust
456,927
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
464,104
496,720
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
498,483
Long Beach Mortgage Loan Trust
303,964
1.685%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
288,465
Master Asset Securitization Trust
413,359
0.685%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
116,054
MASTR Alternative Loans Trust
60,268
5.000%,  5/27/2020, Ser.
2004-10, Class 3A1 60,887
Merrill Lynch Alternative Note
Asset Trust
97,796
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 65,695

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
235
Principal
Amount Long-Term Fixed Income (51.8%) Value
Collateralized Mortgage Obligations (10.2%) -
continued
Merrill Lynch Mortgage Investors
Trust
$ 202,775
3.860%,  6/25/2035, Ser.
2005-A5, Class M1
b
$ 106,096
Oaktown Re II, Ltd.
21,021
1.735%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
20,914
Oaktown Re III, Ltd.
35,286
1.585%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
35,286
Preston Ridge Partners Mortgage
Trust, LLC
104,220
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
104,666
362,882
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
365,658
533,855
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
529,645
378,147
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
370,652
187,986
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
188,021
Pretium Mortgage Credit Partners,
LLC
375,758
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
371,843
Radnor RE, Ltd.
37,289
1.585%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
37,196
RCO Mortgage, LLC
295,089
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
294,528
216,223
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
218,099
Renaissance Home Equity Loan
Trust
223,031
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
122,818
183,010
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
h
85,117
Residential Accredit Loans, Inc.
Trust
245,278
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 244,382
92,401
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 82,519
Residential Asset Securitization
Trust
452,068
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 472,807
Silver Hill Trust
368,303
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
374,235
Stanwich Mortgage Loan Trust
219,307
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
220,118
Starwood Mortgage Residential
Trust
255,856
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
263,890
Principal
Amount Long-Term Fixed Income (51.8%) Value
Collateralized Mortgage Obligations (10.2%) -
continued
$ 400,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
$ 399,637
Structured Asset Mortgage
Investments, Inc.
152,923
0.495%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
139,344
Toorak Mortgage Corporation
550,000
4.336%,  8/25/2021, Ser.
2018-1, Class A1
g,h
550,203
450,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
451,117
450,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
440,141
Vericrest Opportunity Loan
Transferee
238,355
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
235,030
400,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
384,646
264,038
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
264,090
1,200,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
1,155,474
700,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
681,031
124,071
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
123,740
Verus Securitization Trust
338,936
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
337,359
Wachovia Asset Securitization, Inc.
157,165
0.325%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,l
135,970
WaMu Mortgage Pass Through
Certificates
125,916
3.712%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
118,360
310,218
2.384%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
271,738
Washington Mutual Mortgage
Pass-Through Certificates
111,830
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 110,368
Wells Fargo Home Equity Trust
109,266
0.685%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
104,851
Total 22,464,263
Commercial Mortgage-Backed Securities (0.4%)
Federal National Mortgage
Association - ACES
6,974,333
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
756,984
Total 756,984
Communications Services (2.9%)
AMC Networks, Inc.
125,000 5.000%,  4/1/2024 123,750

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
236
Principal
Amount Long-Term Fixed Income (51.8%) Value
Communications Services (2.9%) - continued
American Tower Corporation
$ 41,000 3.450%,  9/15/2021 $ 42,418
60,000 3.375%,  5/15/2024 65,104
42,000 2.950%,  1/15/2025 45,662
AT&T, Inc.
144,000 4.450%,  4/1/2024 161,326
CCO Holdings, LLC
155,000 5.500%,  5/1/2026
g
160,619
110,000 5.125%,  5/1/2027
g
113,806
170,000 4.500%,  8/15/2030
g
173,485
CCOH Safari, LLC
185,000 5.750%,  2/15/2026
g
191,353
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 66,385
34,000 4.908%,  7/23/2025 38,989
Clear Channel Worldwide
Holdings, Inc.
150,000 5.125%,  8/15/2027
g
144,000
Comcast Corporation
39,000 3.700%,  4/15/2024 43,279
39,000 3.950%,  10/15/2025 44,692
Cox Communications, Inc.
54,000 2.950%,  6/30/2023
g
56,888
Crown Castle International
Corporation
35,000 3.400%,  2/15/2021 35,549
40,000 4.450%,  2/15/2026 45,851
CSC Holdings, LLC
245,000 5.500%,  5/15/2026
g
251,461
80,000 4.125%,  12/1/2030
g
79,305
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
g
35,451
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 42,023
Embarq Corporation
120,000 7.995%,  6/1/2036 134,760
Fox Corporation
73,000 4.030%,  1/25/2024 80,917
Front Range BidCo , Inc.
170,000 4.000%,  3/1/2027
g
161,340
Gray Escrow, Inc.
125,000 7.000%,  5/15/2027
g
128,125
iHeartCommunications , Inc.
120,000 4.750%,  1/15/2028
g
110,700
Lamar Media Corporation
90,000 3.750%,  2/15/2028
g
84,852
Level 3 Financing, Inc.
140,000 5.250%,  3/15/2026 144,249
95,000 4.625%,  9/15/2027
g
95,712
140,000 4.250%,  7/1/2028
g
139,815
Moody's Corporation
38,000 2.750%,  12/15/2021 39,106
Neptune Finco Corporation
115,000 10.875%,  10/15/2025
g
123,625
Netflix, Inc.
275,000 4.875%,  4/15/2028 294,049
Nexstar Escrow Corporation
73,000 5.625%,  8/1/2024
g
73,548
140,000 5.625%,  7/15/2027
g
140,008
Principal
Amount Long-Term Fixed Income (51.8%) Value
Communications Services (2.9%) - continued
SFR Group SA
$ 180,000 7.375%,  5/1/2026
g
$ 187,909
Sirius XM Radio, Inc.
220,000 5.000%,  8/1/2027
g
225,680
140,000 4.125%,  7/1/2030
g
138,104
Sprint Corporation
250,000 7.250%,  9/15/2021 262,088
255,000 7.625%,  2/15/2025 294,206
Telesat Canada / Telesat , LLC
190,000 4.875%,  6/1/2027
g
186,200
T-Mobile USA, Inc.
72,000 3.500%,  4/15/2025
g
78,481
340,000 4.500%,  2/1/2026 344,066
Univision Communications, Inc.
90,000 6.625%,  6/1/2027
g
85,950
VeriSign, Inc.
150,000 4.750%,  7/15/2027 157,574
Verizon Communications, Inc.
86,000 2.946%,  3/15/2022 89,698
84,000
1.492%,  (LIBOR 3M +
1.100%), 5/15/2025
b
85,023
Viacom, Inc.
58,000 4.250%,  9/1/2023 63,090
38,000 5.875%,  2/28/2057
b
37,449
Virgin Media Secured Finance plc
200,000 5.500%,  8/15/2026
g
204,588
Vodafone Group plc
51,000 3.750%,  1/16/2024 55,698
Walt Disney Company
41,000 1.750%,  1/13/2026 42,183
Windstream Services, LLC
110,000 8.625%,  10/31/2025
f,g
66,000
Ziggo BV
150,000 5.500%,  1/15/2027
g
152,444
Total 6,468,633
Consumer Cyclical (2.5%)
1011778 B.C., ULC
230,000 4.375%,  1/15/2028
g
225,444
Allison Transmission, Inc.
185,000 5.000%,  10/1/2024
g
184,537
Amazon.com, Inc.
41,000 0.800%,  6/3/2025 41,234
American Honda Finance
Corporation
55,000 2.050%,  1/10/2023 56,871
BMW Finance NV
40,000 2.250%,  8/12/2022
g
41,271
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
g
42,250
Brookfield Residential Properties,
Inc.
235,000 6.250%,  9/15/2027
g
224,733
Cedar Fair, LP
90,000 5.250%,  7/15/2029
g
81,371
Colt Merger Sub, Inc.
120,000 6.250%,  7/1/2025
d,g
119,064
D.R. Horton, Inc.
62,000 2.550%,  12/1/2020 62,443
21,000 2.600%,  10/15/2025 22,073

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
237
Principal
Amount Long-Term Fixed Income (51.8%) Value
Consumer Cyclical (2.5%) - continued
Daimler Finance North America,
LLC
$ 39,000 2.550%,  8/15/2022
g
$ 40,003
Dana, Inc.
100,000 5.625%,  6/15/2028 99,269
Ford Motor Company
50,000 9.000%,  4/22/2025 54,062
30,000 9.625%,  4/22/2030 35,529
Ford Motor Credit Company, LLC
270,000 4.063%,  11/1/2024 257,458
280,000 4.134%,  8/4/2025 265,566
General Motors Company
68,000 5.400%,  10/2/2023 73,663
General Motors Financial
Company, Inc.
57,000 4.375%,  9/25/2021 58,542
37,000 4.200%,  11/6/2021 37,945
38,000 3.150%,  6/30/2022 38,661
80,000 3.950%,  4/13/2024 82,760
60,000 2.900%,  2/26/2025 59,761
41,000 2.750%,  6/20/2025 40,404
Hanesbrands, Inc.
170,000 4.875%,  5/15/2026
g
171,275
Harley-Davidson Financial
Services, Inc.
64,000 4.050%,  2/4/2022
g
65,968
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
g
60,129
Hilton Domestic Operating
Company, Inc.
230,000 4.875%,  1/15/2030 226,550
Home Depot, Inc.
44,000 3.750%,  2/15/2024 48,672
Hyundai Capital America
51,000 3.000%,  6/20/2022
g
51,969
International Game Technology plc
110,000 5.250%,  1/15/2029
g
106,975
KB Home
100,000 4.800%,  11/15/2029 98,250
Kohl's Corporation
53,000 9.500%,  5/15/2025 60,425
Landry's, Inc.
120,000 6.750%,  10/15/2024
g
86,250
Lennar Corporation
57,000 2.950%,  11/29/2020 57,063
22,000 4.125%,  1/15/2022 22,275
60,000 4.875%,  12/15/2023 63,300
270,000 4.500%,  4/30/2024 280,743
20,000 5.875%,  11/15/2024 21,855
Lowe's Companies, Inc.
44,000 4.000%,  4/15/2025 50,207
Mattamy Group Corporation
195,000 5.250%,  12/15/2027
g
194,025
McDonald's Corporation
72,000 3.350%,  4/1/2023 77,168
MGM Resorts International
40,000 6.000%,  3/15/2023 40,400
145,000 5.750%,  6/15/2025 143,372
Prime Security Services Borrower,
LLC
240,000 5.750%,  4/15/2026
g
248,700
Principal
Amount Long-Term Fixed Income (51.8%) Value
Consumer Cyclical (2.5%) - continued
Ralph Lauren Corporation
$ 41,000 1.700%,  6/15/2022 $ 41,714
Royal Caribbean Cruises, Ltd.
60,000 9.125%,  6/15/2023
g
59,520
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
g
101,559
ServiceMaster Company, LLC
220,000 5.125%,  11/15/2024
g
223,025
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
g
62,562
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
g
51,688
Staples, Inc.
120,000 7.500%,  4/15/2026
g
94,290
Target Corporation
44,000 2.250%,  4/15/2025 47,068
TJX Companies, Inc.
44,000 3.500%,  4/15/2025 48,955
VF Corporation
46,000 2.050%,  4/23/2022 47,222
Volkswagen Group of America
Finance, LLC
63,000 4.250%,  11/13/2023
g
68,942
21,000 3.350%,  5/13/2025
g
22,548
Yum! Brands, Inc.
200,000 4.750%,  1/15/2030
g
203,000
Total 5,492,578
Consumer Non-Cyclical (3.5%)
Abbott Laboratories
76,000 2.550%,  3/15/2022 78,833
40,000 3.400%,  11/30/2023 43,641
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,867
81,000 2.300%,  11/21/2022
g
83,729
34,000 2.800%,  3/15/2023
g
35,281
120,000 3.600%,  5/14/2025 133,243
Albertson's Companies, Inc.
210,000 6.625%,  6/15/2024 215,250
50,000 4.875%,  2/15/2030
g
51,156
Altria Group, Inc.
62,000 3.800%,  2/14/2024 67,790
36,000 4.400%,  2/14/2026 41,407
Amgen, Inc.
61,000 1.900%,  2/21/2025 63,640
Anheuser-Busch Companies, LLC
36,000 3.650%,  2/1/2026 40,423
Anheuser-Busch InBev Finance,
Inc.
34,000 3.300%,  2/1/2023 35,959
Anheuser-Busch InBev Worldwide,
Inc.
59,000 4.150%,  1/23/2025 66,948
Anthem, Inc.
64,000 2.375%,  1/15/2025 67,826
Aramark Services, Inc.
100,000 6.375%,  5/1/2025
g
103,263
BAT Capital Corporation
41,000 2.764%,  8/15/2022 42,462

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
238
Principal
Amount Long-Term Fixed Income (51.8%) Value
Consumer Non-Cyclical (3.5%) - continued
$ 59,000 3.222%,  8/15/2024 $ 63,221
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
g
103,000
30,000 5.000%,  1/30/2028
g
28,245
30,000 5.250%,  1/30/2030
g
28,462
Bayer U.S. Finance II, LLC
38,000 3.500%,  6/25/2021
g
38,930
Boston Scientific Corporation
85,000 3.450%,  3/1/2024 92,074
Bristol-Myers Squibb Company
59,000 3.625%,  5/15/2024
g
64,975
Bunge, Ltd. Finance Corporation
35,000 3.500%,  11/24/2020 35,331
Cargill, Inc.
43,000 1.375%,  7/23/2023
g
43,742
Centene Corporation
225,000 4.750%,  1/15/2025 230,326
61,000 5.375%,  8/15/2026
g
63,453
40,000 4.250%,  12/15/2027 41,276
90,000 4.625%,  12/15/2029 95,289
Cigna Corporation
76,000 4.125%,  11/15/2025 87,364
Conagra Brands, Inc.
38,000 3.800%,  10/22/2021 39,492
38,000 4.300%,  5/1/2024 42,024
Constellation Brands, Inc.
69,000 4.250%,  5/1/2023 75,765
CVS Health Corporation
38,000 2.750%,  12/1/2022 39,658
128,000 3.700%,  3/9/2023 137,535
69,000 4.100%,  3/25/2025 77,999
DaVita, Inc.
130,000 4.625%,  6/1/2030
g
129,285
Diageo Capital plc
50,000 1.375%,  9/29/2025 50,868
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
g
51,437
Encompass Health Corporation
170,000 4.500%,  2/1/2028 163,050
Energizer Holdings, Inc.
240,000 6.375%,  7/15/2026
g
248,150
General Mills, Inc.
34,000 3.700%,  10/17/2023 36,993
34,000 3.650%,  2/15/2024 37,335
HCA, Inc.
410,000 5.375%,  2/1/2025 439,213
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
g
35,311
JBS Investments II GmbH
70,000 5.750%,  1/15/2028
g
69,199
JBS USA, LLC
60,000 5.750%,  6/15/2025
g
60,750
240,000 5.500%,  1/15/2030
g
246,000
Kellogg Company
90,000 3.125%,  5/17/2022 93,783
Keurig Dr Pepper, Inc.
84,000 3.551%,  5/25/2021 86,334
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 147,466
Principal
Amount Long-Term Fixed Income (51.8%) Value
Consumer Non-Cyclical (3.5%) - continued
Kraft Heinz Foods Company
$ 210,000 4.625%,  1/30/2029 $ 226,335
200,000 3.750%,  4/1/2030
g
206,466
Kroger Company
38,000 2.800%,  8/1/2022 39,679
Medtronic, Inc.
21,000 3.500%,  3/15/2025 23,676
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
g
90,225
Mondelez International Holdings
Netherlands BV
58,000 2.000%,  10/28/2021
g
59,026
Mondelez International, Inc.
24,000 2.125%,  4/13/2023 24,858
Mylan NV
53,000 3.150%,  6/15/2021 54,108
Mylan, Inc.
34,000 4.200%,  11/29/2023 37,135
Novartis Capital Corporation
40,000 1.750%,  2/14/2025 41,829
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
g
112,882
PepsiCo, Inc.
64,000 2.250%,  3/19/2025 68,459
Pernod Ricard SA
50,000 5.750%,  4/7/2021
g
51,938
Philip Morris International, Inc.
65,000 1.500%,  5/1/2025 66,635
Pilgrim's Pride Corporation
150,000 5.875%,  9/30/2027
g
150,030
Post Holdings, Inc.
80,000 5.750%,  3/1/2027
g
82,800
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,g,j
45,430
Reynolds American, Inc.
34,000 4.850%,  9/15/2023 37,873
Scotts Miracle- Gro Company
130,000 4.500%,  10/15/2029 133,738
Shire Acquisitions Investments
Ireland Designated Activity
Company
74,000 2.400%,  9/23/2021 75,479
Simmons Foods, Inc.
90,000 5.750%,  11/1/2024
g
85,500
Spectrum Brands, Inc.
60,000 5.750%,  7/15/2025 61,576
50,000 5.000%,  10/1/2029
g
49,375
40,000 5.500%,  7/15/2030
g
40,050
Sysco Corporation
85,000 5.650%,  4/1/2025 99,438
Teleflex, Inc.
200,000 4.875%,  6/1/2026 206,380
Tenet Healthcare Corporation
50,000 4.625%,  7/15/2024 48,997
170,000 5.125%,  11/1/2027
g
167,739
Teva Pharmaceutical Finance
Netherlands III BV
12,000 2.200%,  7/21/2021 11,756
140,000 2.800%,  7/21/2023 132,300

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
239
Principal
Amount Long-Term Fixed Income (51.8%) Value
Consumer Non-Cyclical (3.5%) - continued
Thermo Fisher Scientific, Inc.
$ 43,000 4.133%,  3/25/2025 $ 49,113
UnitedHealth Group, Inc.
35,000 3.350%,  7/15/2022 37,154
Upjohn, Inc.
41,000 1.650%,  6/22/2025
g
41,798
VRX Escrow Corporation
455,000 6.125%,  4/15/2025
g
461,493
Zoetis, Inc.
57,000 3.450%,  11/13/2020 57,494
52,000 3.250%,  2/1/2023 54,882
Total 7,767,699
Energy (2.5%)
Antero Resources Corporation
75,000 5.000%,  3/1/2025 44,250
Apache Corporation
80,000 4.375%,  10/15/2028 70,631
70,000 5.100%,  9/1/2040 57,493
Archrock Partners, LP
120,000 6.250%,  4/1/2028
g
109,836
BP Capital Markets America, Inc.
162,000 2.520%,  9/19/2022 168,218
44,000 2.937%,  4/6/2023 46,589
BP Capital Markets plc
44,000 4.875%,  12/29/2049
b,j
45,430
Buckeye Partners, LP
165,000 3.950%,  12/1/2026 155,105
60,000 4.125%,  12/1/2027 57,150
Canadian Natural Resources, Ltd.
40,000 2.950%,  1/15/2023 41,270
41,000 2.050%,  7/15/2025 41,082
Canadian Oil Sands, Ltd.
40,000 9.400%,  9/1/2021
g
42,745
Cheniere Energy Partners, LP
270,000 5.625%,  10/1/2026 267,351
Chesapeake Energy Corporation
68,000 11.500%,  1/1/2025
g,m,n
7,140
Chevron Corporation
21,000 1.141%,  5/11/2023 21,362
41,000 1.554%,  5/11/2025 42,116
Comstock Resources, Inc.
60,000 9.750%,  8/15/2026 56,025
Continental Resources, Inc.
91,000 5.000%,  9/15/2022 89,561
60,000 4.500%,  4/15/2023 57,313
DCP Midstream Operating, LP
80,000 5.625%,  7/15/2027 80,600
Diamondback Energy, Inc.
40,000 2.875%,  12/1/2024 40,066
Enagas SA
225,000 5.500%,  1/15/2028
g
194,625
Enbridge, Inc.
39,000 2.900%,  7/15/2022 40,461
139,000 6.250%,  3/1/2078
b
136,915
Endeavor Energy Resources, LP
40,000 6.625%,  7/15/2025
g
40,313
30,000 5.500%,  1/30/2026
g
28,725
100,000 5.750%,  1/30/2028
g
96,000
Principal
Amount Long-Term Fixed Income (51.8%) Value
Energy (2.5%) - continued
Energy Transfer Operating, LP
$ 42,000 4.200%,  9/15/2023 $ 44,625
69,000 5.875%,  1/15/2024 77,171
43,000 6.625%,  2/15/2028
b,j
32,903
EnLink Midstream Partners, LP
90,000 4.850%,  7/15/2026 66,627
Enterprise Products Operating,
LLC
105,000 4.875%,  8/16/2077
b
91,324
EOG Resources, Inc.
45,000 2.625%,  3/15/2023 47,146
EQM Midstream Partners LP
100,000 6.500%,  7/1/2027
g
102,433
EQT Corporation
140,000 3.900%,  10/1/2027 113,880
Equinor ASA
43,000 2.875%,  4/6/2025 46,356
Exxon Mobil Corporation
69,000 1.571%,  4/15/2023 70,756
42,000 2.992%,  3/19/2025 45,689
Hess Corporation
42,000 3.500%,  7/15/2024 42,313
Kinder Morgan Energy Partners,
LP
76,000 3.450%,  2/15/2023 79,653
Marathon Petroleum Corporation
34,000 4.750%,  12/15/2023 37,311
MPLX, LP
58,000 4.500%,  7/15/2023 62,380
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 70,400
Nabors Industries, Inc.
120,000 5.750%,  2/1/2025 48,600
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
g
61,500
National Fuel Gas Company
25,000 5.500%,  1/15/2026 26,593
Newfield Exploration Company
61,000 5.625%,  7/1/2024 57,952
Occidental Petroleum Corporation
16,000 4.850%,  3/15/2021 15,880
90,000 2.700%,  8/15/2022 83,785
160,000 2.900%,  8/15/2024 136,800
60,000 3.400%,  4/15/2026 49,050
60,000 8.500%,  7/15/2027
d
60,150
100,000 3.500%,  8/15/2029 73,430
50,000 6.450%,  9/15/2036 42,795
140,000 4.400%,  4/15/2046 97,608
ONEOK, Inc.
21,000 2.200%,  9/15/2025 20,611
Parsley Energy, LLC
140,000 5.625%,  10/15/2027
g
137,900
Plains All American Pipeline, LP
92,000 5.000%,  2/1/2021 92,842
87,000 6.125%,  11/15/2022
b,j
62,096
21,000 2.850%,  1/31/2023 21,254
20,000 3.600%,  11/1/2024 20,427
QEP Resources, Inc.
60,000 5.625%,  3/1/2026 38,100
Sabine Pass Liquefaction, LLC
37,000 6.250%,  3/15/2022 39,431

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
240
Principal
Amount Long-Term Fixed Income (51.8%) Value
Energy (2.5%) - continued
$ 37,000 5.625%,  4/15/2023 $ 40,466
Shell International Finance BV
43,000 2.375%,  4/6/2025 45,645
Southwestern Energy Company
145,000 7.500%,  4/1/2026
i
126,919
Suncor Energy, Inc.
41,000 3.100%,  5/15/2025 43,792
Sunoco Logistics Partners
Operations, LP
35,000 4.400%,  4/1/2021 35,697
Sunoco, LP
95,000 5.875%,  3/15/2028 94,303
Targa Resources Partners, LP
190,000 5.375%,  2/1/2027 183,350
Transocean Guardian, Ltd.
100,201 5.875%,  1/15/2024
g
87,149
W&T Offshore, Inc.
140,000 9.750%,  11/1/2023
g
87,640
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 38,875
Western Midstream Operating, LP
80,000 3.100%,  2/1/2025 75,698
80,000 3.950%,  6/1/2025 74,938
Williams Partners, LP
54,000 4.000%,  11/15/2021 55,766
WPX Energy, Inc.
95,000 5.750%,  6/1/2026 92,150
60,000 5.250%,  10/15/2027 56,051
50,000 4.500%,  1/15/2030 44,181
Total 5,478,763
Financials (6.5%)
ACE INA Holdings, Inc.
35,000 2.875%,  11/3/2022 36,791
AerCap Ireland Capital, Ltd.
41,000 3.500%,  1/15/2025 38,482
Air Lease Corporation
78,000 2.500%,  3/1/2021 78,011
Aircastle , Ltd.
62,000 5.000%,  4/1/2023 60,408
Ally Financial, Inc.
150,000 5.750%,  11/20/2025 160,247
American Express Company
34,000 3.700%,  8/3/2023 37,000
36,000 3.400%,  2/22/2024 39,181
American International Group, Inc.
21,000 2.500%,  6/30/2025 22,220
Athene Global Funding
63,000 4.000%,  1/25/2022
g
65,202
Australia and New Zealand
Banking Group, Ltd.
68,000 6.750%,  6/15/2026
b,g,j
75,438
71,000 2.950%,  7/22/2030
b,g
72,437
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
g
16,435
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 6/17/2020
b,j
37,537
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
g
28,454
Principal
Amount Long-Term Fixed Income (51.8%) Value
Financials (6.5%) - continued
Bank of America Corporation
$ 82,000 2.738%,  1/23/2022
b
$ 82,911
84,000 3.499%,  5/17/2022
b
85,996
73,000 3.004%,  12/20/2023
b
76,778
117,000 3.550%,  3/5/2024
b
125,020
87,000 5.125%,  6/20/2024
b,j
86,070
183,000 3.864%,  7/23/2024
b
198,837
87,000 4.200%,  8/26/2024 96,539
125,000 6.250%,  9/5/2024
b,j
129,384
36,000 3.458%,  3/15/2025
b
39,047
102,000 1.319%,  6/19/2026
b
102,241
Bank of Montreal
103,000 3.300%,  2/5/2024 111,755
Bank of New York Mellon
Corporation
76,000 2.600%,  2/7/2022 78,481
43,000 1.600%,  4/24/2025 44,535
22,000 4.700%,  9/20/2025
b,j
22,880
Bank of Nova Scotia
71,000 2.375%,  1/18/2023 73,894
40,000 1.950%,  2/1/2023 41,203
29,000 1.625%,  5/1/2023 29,685
66,000 4.900%,  6/4/2025
b,j
65,876
Barclays plc
76,000 4.610%,  2/15/2023
b
80,024
115,000 7.750%,  9/15/2023
b,j
116,869
99,000 4.338%,  5/16/2024
b
106,621
46,000 8.000%,  6/15/2024
b,j
47,667
49,000 2.852%,  5/7/2026
b
51,010
BB&T Corporation
34,000 2.500%,  8/1/2024 36,176
BNP Paribas SA
157,000 7.625%,  3/30/2021
b,g,j
159,355
49,000 2.819%,  11/19/2025
b,g
51,317
BPCE SA
34,000 3.000%,  5/22/2022
g
35,156
40,000 2.375%,  1/14/2025
g
41,381
Camden Property Trust
34,000 4.875%,  6/15/2023 37,210
Canadian Imperial Bank of
Commerce
40,000 2.250%,  1/28/2025 41,736
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 53,699
60,000 2.280%,  1/28/2026
b
60,890
Capital One Financial Corporation
115,000 3.050%,  3/9/2022 119,375
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
g
121,800
Central Fidelity Capital Trust I
175,000
2.219%,  (LIBOR 3M +
1.000%), 4/15/2027
b
153,306
Charles Schwab Corporation
45,000 5.375%,  6/1/2025
b,j
48,074
CIT Group, Inc.
180,000 4.750%,  2/16/2024 182,569
Citigroup, Inc.
69,000 2.350%,  8/2/2021 70,329
37,000 2.750%,  4/25/2022 38,357
40,000
1.681%,  (LIBOR 3M +
0.690%), 10/27/2022
b
39,882
160,000 2.312%,  11/4/2022
b
163,409

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
241
Principal
Amount Long-Term Fixed Income (51.8%) Value
Financials (6.5%) - continued
$ 81,000 3.142%,  1/24/2023
b
$ 83,772
84,000 5.000%,  9/12/2024
b,j
79,070
126,000 4.700%,  1/30/2025
b,j
111,705
105,000 3.352%,  4/24/2025
b
113,448
42,000 5.950%,  5/15/2025
b,j
41,706
CNA Financial Corporation
32,000 5.750%,  8/15/2021 33,726
36,000 3.950%,  5/15/2024 39,137
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,j
22,326
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 78,297
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,g
41,013
Credit Acceptance Corporation
80,000 5.125%,  12/31/2024
g
77,256
Credit Agricole SA
37,000 3.375%,  1/10/2022
g
38,296
64,300 8.125%,  12/23/2025
b,g,j
73,382
41,000 1.907%,  6/16/2026
b,g
41,564
Credit Suisse Group AG
63,000 7.500%,  12/11/2023
b,g,j
67,725
39,000 2.593%,  9/11/2025
b,g
40,333
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 121,095
Danske Bank AS
56,000 5.000%,  1/12/2023
b,g
58,832
Deutsche Bank AG
42,000 2.700%,  7/13/2020 42,009
112,000 4.250%,  10/14/2021 114,928
Deutsche Bank AG of New York
40,000 3.950%,  2/27/2023 41,539
Digital Realty Trust, LP
60,000 2.750%,  2/1/2023 62,885
Discover Bank
34,000 4.200%,  8/8/2023 37,133
59,000 2.450%,  9/12/2024 61,877
ESH Hospitality, Inc.
80,000 5.250%,  5/1/2025
g
77,400
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 66,694
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 59,098
36,000 3.650%,  1/25/2024 39,268
First Horizon National Corporation
49,000 3.550%,  5/26/2023 50,562
Five Corners Funding Trust
100,000 4.419%,  11/15/2023
g
111,364
FNB Corporation
81,000 2.200%,  2/24/2023 80,528
General Electric Capital
Corporation
81,000 3.100%,  1/9/2023 84,770
Goldman Sachs Group, Inc.
127,000
4.370%,  (LIBOR 3M +
3.922%), 7/2/2020
b,j
116,421
76,000 5.250%,  7/27/2021 79,798
55,000
1.562%,  (LIBOR 3M +
1.170%), 11/15/2021
b
55,163
Principal
Amount Long-Term Fixed Income (51.8%) Value
Financials (6.5%) - continued
$ 76,000 3.000%,  4/26/2022 $ 77,473
63,000 2.876%,  10/31/2022
b
64,590
39,000
1.377%,  (LIBOR 3M +
1.050%), 6/5/2023
b
39,065
72,000 3.625%,  2/20/2024 78,290
86,000 5.500%,  8/10/2024
b,j
89,128
44,000 3.500%,  4/1/2025 48,246
61,000 3.272%,  9/29/2025
b
65,762
Guardian Life Global Funding
40,000 2.000%,  4/26/2021
g
40,538
Hartford Financial Services Group,
Inc.
34,000
2.517%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
26,180
HCP, Inc.
40,000 4.250%,  11/15/2023 43,540
Hospitality Properties Trust
40,000 4.250%,  2/15/2021 40,005
HSBC Holdings plc
76,000 6.875%,  6/1/2021
b,j
77,113
88,000 6.375%,  9/17/2024
b,j
88,770
76,000 3.803%,  3/11/2025
b
82,112
63,000 6.375%,  3/30/2025
b,j
64,693
49,000 2.633%,  11/7/2025
b
50,811
42,000 6.500%,  3/23/2028
b,j
43,102
Huntington Bancshares, Inc.
55,000 3.150%,  3/14/2021 55,916
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 75,562
175,000 6.375%,  12/15/2025 173,250
ILFC E-Capital Trust II
63,000
3.270%,  (H15T30Y +
1.800%), 12/21/2065
b,g
33,075
ING Groep NV
66,000 4.100%,  10/2/2023 72,386
International Lease Finance
Corporation
76,000 5.875%,  8/15/2022 79,958
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
g
160,741
J.P. Morgan Chase & Company
91,000 2.776%,  4/25/2023
b
94,215
96,000 3.375%,  5/1/2023 102,705
57,000 5.150%,  5/1/2023
b,j
55,432
71,000
2.250%,  (LIBOR 3M +
1.230%), 10/24/2023
b
71,776
49,000 1.514%,  6/1/2024
b
49,792
144,000 5.000%,  8/1/2024
b,j
138,500
87,000 3.875%,  9/10/2024 96,459
176,000 4.023%,  12/5/2024
b
193,933
126,000 4.600%,  2/1/2025
b,j
112,342
44,000 2.083%,  4/22/2026
b
45,651
Liberty Mutual Group, Inc.
10,000 5.000%,  6/1/2021
g
10,362
Lincoln National Corporation
40,000
2.743%,  (LIBOR 3M +
2.358%), 5/17/2066
b
26,600
Lloyds Banking Group plc
81,000 3.000%,  1/11/2022 83,756
59,000 2.858%,  3/17/2023
b
60,770
75,000 3.900%,  3/12/2024 82,089
46,000 7.500%,  6/27/2024
b,j
47,716

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
242
Principal
Amount Long-Term Fixed Income (51.8%) Value
Financials (6.5%) - continued
$ 80,000 6.657%,  5/21/2037
b,g,j
$ 90,100
Macquarie Bank, Ltd.
93,000 6.125%,  3/28/2027
b,g,j
92,070
MGM Growth Properties Operating
Partnership, LP
60,000 4.625%,  6/15/2025
g
58,805
Mitsubishi UFJ Financial Group,
Inc.
38,000 2.998%,  2/22/2022 39,374
52,000 2.623%,  7/18/2022 53,956
82,000 3.455%,  3/2/2023 87,527
36,000 3.407%,  3/7/2024 38,871
Mizuho Financial Group, Inc.
52,000 2.721%,  7/16/2023
b
53,771
Morgan Stanley
75,000 5.500%,  7/28/2021 78,977
37,000 2.750%,  5/19/2022 38,468
26,000 4.875%,  11/1/2022 28,275
82,000 3.125%,  1/23/2023 86,945
81,000 4.100%,  5/22/2023 87,544
36,000 2.720%,  7/22/2025
b
38,225
89,000 2.188%,  4/28/2026
b
92,561
MPT Operating Partnership, LP
110,000 5.250%,  8/1/2026 114,125
120,000 4.625%,  8/1/2029 120,600
National Australia Bank, Ltd.
60,000 1.875%,  12/13/2022 61,984
National Bank of Canada
60,000 2.100%,  2/1/2023 61,694
National Securities Clearing
Corporation
42,000 1.200%,  4/23/2023
g
42,648
Nippon Life Insurance Company
63,000 3.400%,  1/23/2050
b,g
65,205
Nomura Holdings, Inc.
48,000 2.648%,  1/16/2025 50,059
Outfront Media Cap, LLC
205,000 4.625%,  3/15/2030
g
187,907
Park Aerospace Holdings, Ltd.
18,000 4.500%,  3/15/2023
g
16,422
PayPal Holdings, Inc.
41,000 1.650%,  6/1/2025 42,439
PNC Financial Services Group,
Inc.
34,000 3.500%,  1/23/2024 37,152
Prudential Financial, Inc.
24,000 5.200%,  3/15/2044
b
24,479
Quicken Loans, Inc.
135,000 5.750%,  5/1/2025
g
138,009
Regions Financial Corporation
42,000 3.800%,  8/14/2023 45,674
44,000 5.750%,  12/29/2049
b,j
45,289
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 62,310
Royal Bank of Canada
44,000 1.600%,  4/17/2023 45,137
41,000 2.250%,  11/1/2024 43,190
Royal Bank of Scotland Group plc
108,000 8.625%,  8/15/2021
b,j
112,293
34,000 6.125%,  12/15/2022 37,115
34,000 6.100%,  6/10/2023 37,646
Principal
Amount Long-Term Fixed Income (51.8%) Value
Financials (6.5%) - continued
$ 81,000 4.269%,  3/22/2025
b
$ 88,070
33,000 3.754%,  11/1/2029
b
34,202
Santander Holdings USA, Inc.
42,000 3.450%,  6/2/2025 43,776
Santander UK Group Holdings plc
85,000 2.875%,  8/5/2021 86,955
Santander UK plc
60,000 2.100%,  1/13/2023 61,943
Service Properties Trust
70,000 4.500%,  6/15/2023 67,020
40,000 4.750%,  10/1/2026 35,388
Simon Property Group, LP
60,000 2.500%,  7/15/2021 60,552
35,000 2.000%,  9/13/2024 35,895
Societe Generale SA
48,000 2.625%,  10/16/2024
g
49,047
135,000 8.000%,  9/29/2025
b,g,j
150,525
Springleaf Finance Corporation
30,000 6.875%,  3/15/2025 30,778
110,000 7.125%,  3/15/2026 113,849
70,000 6.625%,  1/15/2028 69,300
Standard Chartered plc
60,000 2.744%,  9/10/2022
b,g
60,693
State Street Corporation
44,000 2.825%,  3/30/2023
b,g
45,656
41,000 2.354%,  11/1/2025
b
43,461
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 38,543
144,000 2.778%,  10/18/2022 150,512
48,000 2.448%,  9/27/2024 50,370
Synchrony Financial
34,000 2.850%,  7/25/2022 34,582
42,000 4.250%,  8/15/2024 44,171
Toronto-Dominion Bank
36,000 3.250%,  3/11/2024 39,205
Truist Bank
67,000 1.500%,  3/10/2025 68,767
Truist Financial Corporation
99,000 4.950%,  9/1/2025
b,j
101,228
UBS Group Funding Jersey, Ltd.
74,000 3.000%,  4/15/2021
g
75,462
USB Realty Corporation
84,000
2.366%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,j
66,990
Ventas Realty, LP
42,000 3.100%,  1/15/2023 42,993
34,000 3.750%,  5/1/2024 35,426
VICI Properties, LP / VICI Note
Company, Inc.
40,000 4.250%,  12/1/2026
g
38,384
30,000 3.750%,  2/15/2027
g
28,200
40,000 4.625%,  12/1/2029
g
39,000
30,000 4.125%,  8/15/2030
g
28,613
Wachovia Capital Trust II
50,000
1.719%,  (LIBOR 3M +
0.500%), 1/15/2027
b
43,549
Wells Fargo & Company
35,000 2.100%,  7/26/2021 35,623
38,000 2.625%,  7/22/2022 39,590
69,000 4.125%,  8/15/2023 75,131

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
243
Principal
Amount Long-Term Fixed Income (51.8%) Value
Financials (6.5%) - continued
$ 80,000
1.990%,  (LIBOR 3M +
1.230%), 10/31/2023
b
$ 80,570
36,000 3.750%,  1/24/2024 39,335
61,000 1.654%,  6/2/2024
b
61,988
80,000 2.406%,  10/30/2025
b
83,280
68,000 2.188%,  4/30/2026
b
70,310
Westpac Banking Corporation
60,000
1.231%,  (LIBOR 3M +
0.850%), 8/19/2021
b
60,465
40,000 2.000%,  1/13/2023 41,412
40,000 2.894%,  2/4/2030
b
40,681
Total 14,390,047
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
49,000 2.150%,  5/13/2025
g
50,295
Total 50,295
Mortgage-Backed Securities (13.0%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
62,942 3.500%,  5/1/2034 66,318
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,159,320 3.000%,  3/25/2050 2,275,838
1,310,360 3.000%,  4/1/2050 1,381,069
868,344 3.500%,  7/1/2047 916,898
Federal National Mortgage
Association
498,527 4.500%,  5/1/2048 536,208
962,191 3.500%,  10/1/2048 1,013,948
622,331 3.500%,  6/1/2049 658,734
1,125,378 3.500%,  8/1/2049 1,190,165
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,350,000 2.000%,  7/1/2035
d
3,464,764
3,550,000 2.500%,  7/1/2035
d
3,715,713
250,000 2.000%,  8/1/2035
d
258,164
3,038,000 3.000%,  8/1/2049
d
3,194,186
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,200,000 2.000%,  7/1/2050
d
2,250,273
5,852,000 2.500%,  7/1/2050
d
6,098,195
1,571,215 4.000%,  7/1/2048 1,663,750
Total 28,684,223
Technology (1.3%)
Apple, Inc.
120,000 3.450%,  5/6/2024 132,594
41,000 1.125%,  5/11/2025 41,733
Baidu, Inc.
52,000 3.075%,  4/7/2025 54,641
Broadcom Corporation
155,000 2.650%,  1/15/2023 160,768
60,000 3.125%,  1/15/2025 64,092
Broadcom, Inc.
22,000 2.250%,  11/15/2023
g
22,731
Principal
Amount Long-Term Fixed Income (51.8%) Value
Technology (1.3%) - continued
CDW, LLC
$ 100,000 4.250%,  4/1/2028 $ 101,906
CommScope Technologies
Finance, LLC
195,000 6.000%,  6/15/2025
g
188,311
Dell International, LLC/ EMC
Corporation
54,000 4.000%,  7/15/2024
g
58,209
22,000 5.850%,  7/15/2025
g
25,274
Diamond 1 Finance Corporation
112,000 5.450%,  6/15/2023
g
122,507
Diamond Sports Group, LLC
60,000 5.375%,  8/15/2026
g
43,490
140,000 6.625%,  8/15/2027
g
75,040
Fiserv, Inc.
73,000 2.750%,  7/1/2024 77,841
Gartner, Inc.
60,000 4.500%,  7/1/2028
g
60,702
Global Payments, Inc.
17,000 2.650%,  2/15/2025 18,043
Harland Clarke Holdings
Corporation
110,000 8.375%,  8/15/2022
g
92,177
Hewlett Packard Enterprise
Company
35,000 2.250%,  4/1/2023 36,049
34,000 4.450%,  10/2/2023 37,154
Intuit, Inc.
41,000 0.950%,  7/15/2025 41,035
Iron Mountain, Inc.
100,000 5.000%,  7/15/2028
g
97,625
Marvell Technology Group, Ltd.
42,000 4.200%,  6/22/2023 45,131
Micron Technology, Inc.
64,000 2.497%,  4/24/2023 66,460
NCR Corporation
220,000 6.125%,  9/1/2029
g
221,076
NXP BV/NXP Funding, LLC
51,000 4.875%,  3/1/2024
g
56,959
Open Text Corporation
160,000 4.125%,  2/15/2030
g
157,200
Oracle Corporation
30,000 2.500%,  5/15/2022 31,020
66,000 2.500%,  4/1/2025 70,986
Panasonic Corporation
52,000 2.536%,  7/19/2022
g
53,502
Plantronics, Inc.
140,000 5.500%,  5/31/2023
g
121,975
PTC, Inc.
40,000 3.625%,  2/15/2025
g
39,700
40,000 4.000%,  2/15/2028
g
39,702
Seagate HDD Cayman
41,000 4.250%,  3/1/2022 42,364
SS&C Technologies, Inc.
160,000 5.500%,  9/30/2027
g
162,942
Tencent Holdings, Ltd.
49,000 1.810%,  1/26/2026
g
49,550
Texas Instruments, Inc.
66,000 1.375%,  3/12/2025 67,754

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
244
Principal
Amount Long-Term Fixed Income (51.8%) Value
Technology (1.3%) - continued
Total System Services, Inc.
$ 41,000 3.750%,  6/1/2023 $ 44,213
Total 2,822,456
Transportation (0.4%)
Air Canada Pass Through Trust
9,939 3.875%,  3/15/2023
g
8,393
Air Lease Corporation
40,000 2.300%,  2/1/2025 38,119
41,000 3.375%,  7/1/2025 40,989
CSX Corporation
34,000 3.700%,  11/1/2023 37,331
Delta Air Lines, Inc.
41,000 2.900%,  10/28/2024 33,252
120,000 7.000%,  5/1/2025
g
123,872
J.B. Hunt Transport Services, Inc.
35,000 3.300%,  8/15/2022 36,314
Mileage Plus Holdings, LLC
50,000 6.500%,  6/20/2027
d,g
50,125
NCL Corporation, Ltd.
70,000 3.625%,  12/15/2024
g
42,875
Penske Truck Leasing Company,
LP
36,000 3.375%,  2/1/2022
g
36,931
Ryder System, Inc.
78,000 3.500%,  6/1/2021 79,694
Southwest Airlines Company
20,000 4.750%,  5/4/2023 20,651
65,000 5.250%,  5/4/2025 68,567
Union Pacific Corporation
63,000 3.750%,  7/15/2025 71,329
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 32,552
XPO Logistics, Inc.
80,000 6.125%,  9/1/2023
g
81,000
150,000 6.750%,  8/15/2024
g
157,140
Total 959,134
Utilities (1.3%)
Alabama Power Company
38,000 2.450%,  3/30/2022 39,202
Ameren Corporation
35,000 2.700%,  11/15/2020 35,214
40,000 2.500%,  9/15/2024 42,386
Berkshire Hathaway Energy
Company
42,000 4.050%,  4/15/2025
g
47,808
Calpine Corporation
130,000 4.500%,  2/15/2028
g
127,400
CenterPoint Energy, Inc.
40,000 2.500%,  9/1/2022 41,399
34,000 2.500%,  9/1/2024 35,920
Dominion Energy, Inc.
34,000 2.715%,  8/15/2021 34,748
34,000 3.071%,  8/15/2024 36,524
64,000 4.650%,  12/15/2024
b,j
62,675
DTE Energy Company
54,000 3.300%,  6/15/2022 56,300
53,000 2.529%,  10/1/2024 55,459
Principal
Amount Long-Term Fixed Income (51.8%) Value
Utilities (1.3%) - continued
Duke Energy Corporation
$ 80,000 2.400%,  8/15/2022 $ 82,970
63,000 4.875%,  9/16/2024
b,j
62,931
Edison International
42,000 4.950%,  4/15/2025 46,153
Evergy , Inc.
35,000 2.450%,  9/15/2024 36,978
Eversource Energy
43,000 2.500%,  3/15/2021 43,540
Exelon Generation Company, LLC
41,000 3.250%,  6/1/2025 44,196
FirstEnergy Corporation
59,000 2.850%,  7/15/2022 61,188
41,000 2.050%,  3/1/2025 42,296
Florida Power & Light Company
44,000 2.850%,  4/1/2025 48,123
Georgia Power Company
40,000 2.100%,  7/30/2023 41,622
35,000 2.200%,  9/15/2024 36,735
NextEra Energy Capital Holdings,
Inc.
43,000 2.750%,  5/1/2025 46,431
NextEra Energy Operating
Partners, LP
220,000 3.875%,  10/15/2026
g
219,681
NiSource, Inc.
59,000 3.650%,  6/15/2023 63,728
95,000 5.650%,  6/15/2023
b,j
90,725
PG&E Corporation
60,000 5.000%,  7/1/2028 59,775
40,000 5.250%,  7/1/2030 40,200
PPL Capital Funding, Inc.
69,000 3.950%,  3/15/2024 74,762
PSEG Power, LLC
75,000 3.000%,  6/15/2021 76,525
Public Service Enterprise Group,
Inc.
34,000 2.875%,  6/15/2024 36,274
Sempra Energy
80,000 3.550%,  6/15/2024 86,810
44,000 4.875%,  12/29/2049
b,j
44,000
Southern Company
37,000 2.350%,  7/1/2021 37,629
Suburban Propane Partners, LP
100,000 5.875%,  3/1/2027 99,000
Talen Energy Supply, LLC
110,000 7.625%,  6/1/2028
g
110,000
TerraForm Power Operating, LLC
115,000 5.000%,  1/31/2028
g
120,175
TransCanada Trust
165,000 5.875%,  8/15/2076
b
174,447
Vistra Operations Company, LLC
180,000 5.000%,  7/31/2027
g
183,015
Total 2,724,944
Total Long-Term Fixed Income
(cost $114,773,839) 114,197,298

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
245
Shares
Registered Investment
Companies ( 20.2% ) Value
Unaffiliated  (4.6%)
4,284 Aberdeen Asia-Pacific Income
Fund, Inc. $ 16,322
2,175 AllianceBernstein Global High
Income Fund, Inc. 21,967
6,450 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 72,111
1,034 BlackRock Core Bond Trust 15,893
1,582 BlackRock Corporate High Yield
Fund, Inc. 16,089
1,145 BlackRock Credit Allocation
Income Trust 15,114
2,530 BlackRock Enhanced Global
Dividend Trust 23,832
2,800 BlackRock Multi-Sector Income
Trust 40,348
9,094 BlackRock Resources &
Commodities Strategy Trust 55,746
1,575 Cohen & Steers Quality Income
Realty Fund, Inc. 17,215
1,414 Eaton Vance Limited Duration
Income Fund 15,936
2,207 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 16,288
1,856 Invesco Dynamic Credit
Opportunities Fund 16,518
198,211 Invesco Senior Loan ETF 4,231,805
8,800 Invesco Variable Rate Preferred
ETF 206,184
36,525 iShares S&P U.S. Preferred Stock
Index Fund 1,265,226
4,200 Liberty All-Star Equity Fund 24,024
3,825 Nuveen Credit Strategies Income
Fund 22,338
1,285 PGIM Global High Yield Fund, Inc. 16,345
1,245 PGIM High Yield Bond Fund, Inc. 16,471
872 Pimco Dynamic Credit And
Mortgage Income Fund 16,071
1,342 Royce Value Trust, Inc. 16,829
9,204 SPDR Bloomberg Barclays High
Yield Bond ETF 931,077
10,600 Templeton Global Income Fund 56,922
651 Tri-Continental Corporation 16,086
35,800 Vanguard Short-Term Corporate
Bond ETF 2,959,228
18,938 Western Asset High Income
Opportunity Fund, Inc. 87,494
Total 10,209,479
Affiliated  (15.6%)
3,538,072 Thrivent Core Emerging Markets
Debt Fund 34,283,915
Total 34,283,915
Total Registered Investment
Companies (cost $44,803,794) 44,493,394
Shares Preferred Stock ( 0.7% ) Value
Communications Services (<0.1%)
2,075 AT&T, Inc., 4.750%
j
49,613
Total 49,613
Shares Preferred Stock (0.7%) Value
Consumer Staples (<0.1%)
5,280 CHS, Inc., 7.100%
b,j
$ 127,406
Total 127,406
Energy (0.1%)
17,735 Crestwood Equity Partners, LP,
9.250%
j
97,011
825 Energy Transfer Operating, LP,
7.600%
b,j
16,962
1,736 Nustar Logistics, LP, 7.953%
b
33,053
Total 147,026
Financials (0.6%)
1,250 Aegon Funding Corporation II,
5.100% 28,725
1,870 Agribank FCB, 6.875%
b,j
196,350
2,400 Allstate Corporation, 5.100%
j
60,864
2,200 Bank of America Corporation,
5.000%
j
55,572
2,500 Capital One Financial Corporation,
5.000%
j
55,950
1,445 Cobank ACB, 6.250%
b,j
148,835
2,775 Equitable Holdings, Inc., 5.250%
j
63,603
70 First Horizon Bank, 3.750%
b,g,j
46,550
5,000 GMAC Capital Trust I, 6.177%
b
112,100
1,950 Hartford Financial Services Group,
Inc., 7.875%
b
51,909
1,750 J.P. Morgan Chase & Company,
4.750%
j
43,890
3,700 Morgan Stanley, 7.125%
b,j
98,198
425 Synovus Financial Corporation,
5.875%
b,j
9,244
213 Wells Fargo & Company,
Convertible, 7.500%
j
276,261
Total 1,248,051
Total Preferred Stock
(cost $1,692,342) 1,572,096
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
387,990 Thrivent Cash Management Trust 387,990
Total Collateral Held for
Securities Loaned
(cost $387,990) 387,990
Shares Common Stock ( 0.1% ) Value
Industrials (0.1%)
57,427 McDermott International, Ltd.
e,o
172,281
Total 172,281
Materials (<0.1%)
3,878 Verso Corporation 46,381
Total 46,381
Total Common Stock
(cost $218,817) 218,662

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
246
Shares or
Principal
Amount Short-Term Investments ( 9.0% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.125%, 8/11/2020
p,q
$ 299,949
Thrivent Core Short-Term Reserve
Fund
1,938,638 0.750% 19,405,767
U.S. Treasury Bills
200,000 0.133%, 9/17/2020
p,r
199,939
Total Short-Term Investments
(cost $19,883,569) 19,905,655
Total Investments (cost
$245,864,635) 109.3% $240,989,387
Other Assets and Liabilities, Net
(9.3%) (20,439,043)
Total Net Assets 100.0% $220,550,344
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2020, the value of these investments was $43,591,629 or 19.8% of
total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2020.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Defaulted security.  Interest is not being accrued.
n In bankruptcy.  Interest is not being accrued.
o Non-income producing security.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
r All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of June 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 371,057
Total lending $371,057
Gross amount payable upon return of
collateral for securities loaned $387,990
Net amounts due to counterparty
$16,933
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
247
Shares Common Stock ( 97.0% ) Value
Communications Services (2.3%)
9,096 ATN International, Inc. $ 550,945
42,323 Cincinnati Bell, Inc.
a
628,496
35,124 Cogent Communications Holdings 2,717,193
61,138 Consolidated Communications
Holdings, Inc.
a
413,904
45,928 E.W. Scripps Company 401,870
110,568 Gannett Company, Inc.
b
152,584
81,901 Iridium Communications, Inc.
a
2,083,561
33,736 Meredith Corporation
b
490,859
39,137 QuinStreet , Inc.
a
409,373
25,388 Scholastic Corporation 760,117
39,216 Shenandoah Telecommunications
Company 1,932,957
14,794 Spok Holdings, Inc. 138,324
193,055 Vonage Holdings Corporation
a
1,942,133
Total 12,622,316
Consumer Discretionary (14.5%)
51,559 Abercrombie & Fitch Company
b
548,588
94,655 American Axle & Manufacturing
Holdings, Inc.
a
719,378
12,372 American Public Education, Inc.
a
366,211
5,208 America's Car-Mart, Inc.
a
457,627
16,146 Asbury Automotive Group, Inc.
a
1,248,570
32,382 Barnes & Noble Education, Inc.
a
51,811
105,927 Bed Bath & Beyond, Inc.
b
1,122,826
32,835 Big Lots, Inc. 1,379,070
18,633 BJ's Restaurants, Inc. 390,175
73,227 Bloomin ' Brands, Inc. 780,600
24,115 Boot Barn Holdings, Inc.
a
519,919
37,470 Brinker International, Inc. 899,280
23,986 Buckle, Inc.
b
376,101
33,676 Caleres , Inc. 280,858
78,770 Callaway Golf Company 1,379,263
125,021 Capri Holdings, Ltd.
a
1,954,078
17,694 Cato Corporation 144,737
7,217 Cavco Industries, Inc.
a
1,391,798
23,994 Century Communities, Inc.
a
735,656
35,008 Cheesecake Factory, Inc.
b
802,383
100,764 Chico's FAS, Inc. 139,054
12,160 Children's Place, Inc.
b
455,027
13,925 Chuy's Holdings, Inc.
a
207,204
15,987 Conn's, Inc.
a
161,309
42,087 Cooper Tire & Rubber Company 1,162,022
14,113 Cooper-Standard Holdings, Inc.
a
186,997
37,738 Core-Mark Holding Company, Inc. 941,752
56,394 Crocs, Inc.
a
2,076,427
39,662 Dave & Buster's Entertainment,
Inc.
b
528,694
45,466 Designer Brands, Inc. 307,805
13,742 Dine Brands Global, Inc. 578,538
24,168 Dorman Products, Inc.
a
1,620,948
16,454 El Pollo Loco Holdings, Inc.
a,b
242,861
19,292 Ethan Allen Interiors, Inc. 228,224
53,953 Express, Inc.
a
83,088
16,971 Fiesta Restaurant Group, Inc.
a
108,275
38,950 Fossil, Inc.
a
181,118
14,826 Foundation Building Materials,
Inc.
a
231,434
34,320 Fox Factory Holding Corporation
a
2,835,175
54,204 GameStop Corporation
a,b
235,245
63,269 Garrett Motion, Inc.
a
350,510
11,675 Genesco, Inc.
a
252,881
27,286 Gentherm , Inc.
a
1,061,425
36,199 G-III Apparel Group, Ltd.
a
481,085
Shares Common Stock (97.0%) Value
Consumer Discretionary (14.5%) - continued
14,301 Group 1 Automotive, Inc.
b
$ 943,437
36,803 Guess ?, Inc.
b
355,885
14,454 Haverty Furniture Companies, Inc. 231,264
13,838 Hibbett Sports, Inc.
a,b
289,768
17,705 Installed Building Products, Inc.
a
1,217,750
23,339 iRobot Corporation
a,b
1,958,142
39,194 Kontoor Brands, Inc. 698,045
38,530 La-Z-Boy, Inc. 1,042,622
21,039 LCI Industries 2,419,064
18,259 LGI Homes, Inc.
a
1,607,340
22,781 Liquidity Services, Inc.
a
135,775
18,551 Lithia Motors, Inc. 2,807,323
24,119 Lumber Liquidators Holdings,
Inc.
a,b
334,289
42,222 M.D.C. Holdings, Inc. 1,507,325
23,874 M/I Homes, Inc.
a
822,221
259,200 Macy's, Inc.
b
1,783,296
19,362 Marcus Corporation 256,934
17,981 MarineMax , Inc.
a
402,595
29,581 Meritage Homes Corporation
a
2,251,706
64,130 Michaels Companies, Inc.
a,b
453,399
10,039 Monarch Casino & Resort, Inc.
a
342,129
27,859 Monro , Inc.
b
1,530,573
15,888 Motorcar Parts of America, Inc.
a
280,741
13,828 Movado Group, Inc. 149,896
440,555 Office Depot, Inc. 1,035,304
14,043 Oxford Industries, Inc. 618,032
57,805 Perdoceo Education Corporation
a
920,834
16,879 PetMed Express, Inc.
b
601,568
10,845 Red Robin Gourmet Burgers,
Inc.
a,b
110,619
20,259 Regis Corporation
a
165,719
40,514 Rent-A-Center, Inc. 1,127,099
26,333 Ruth's Hospitality Group, Inc. 214,877
29,395 Shake Shack, Inc.
a,b
1,557,347
7,429 Shoe Carnival, Inc.
b
217,447
16,105 Shutterstock , Inc. 563,192
43,812 Signet Jewelers, Ltd.
b
449,949
23,132 Sleep Number Corporation
a
963,216
20,167 Sonic Automotive, Inc. 643,529
13,585 Stamps.com, Inc.
a
2,495,429
16,809 Standard Motor Products, Inc. 692,531
64,033 Steven Madden, Ltd. 1,580,975
13,902 Sturm, Ruger & Company, Inc. 1,056,552
19,125 TechTarget , Inc.
a
574,324
40,982 Tupperware Brands Corporation
b
194,665
12,197 Unifi, Inc.
a
157,097
11,645 Universal Electronics, Inc.
a
545,219
19,234 Vera Bradley, Inc.
a
85,399
48,558 Vista Outdoor, Inc.
a
701,663
24,762 Wingstop , Inc. 3,441,175
28,205 Winnebago Industries, Inc. 1,879,017
67,956 Wolverine World Wide, Inc. 1,618,032
56,042 YETI Holdings, Inc.
a
2,394,675
16,816 Zumiez , Inc.
a
460,422
Total 81,093,453
Consumer Staples (3.6%)
27,538 Andersons, Inc. 378,923
53,675 B&G Foods, Inc. 1,308,596
13,731 Calavo Growers, Inc.
b
863,817
25,350 Cal-Maine Foods, Inc.
a
1,127,568
8,040 Central Garden & Pet Company
a
289,360
32,819 Central Garden & Pet Company,
Class A
a
1,108,954

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
248
Shares Common Stock (97.0%) Value
Consumer Staples (3.6%) - continued
25,875 Chefs' Warehouse, Inc.
a
$ 351,382
3,885 Coca-Cola Consolidated, Inc. 890,403
25,164 Fresh Del Monte Produce, Inc. 619,538
14,780 Inter Parfums , Inc. 711,657
12,490 J & J Snack Foods Corporation 1,587,854
7,482 John B. Sanfilippo & Son, Inc. 638,439
9,861 Medifast , Inc.
b
1,368,411
11,031 MGP Ingredients, Inc. 404,893
9,756 National Beverage Corporation
a,b
595,311
18,698 PriceSmart , Inc. 1,128,050
5,651 Seneca Foods Corporation
a
191,060
29,866 SpartanNash Company 634,653
44,879 United Natural Foods, Inc.
a,b
817,247
20,449 Universal Corporation 869,287
10,202 USANA Health Sciences, Inc.
a
749,133
99,945 Vector Group, Ltd. 1,005,447
11,440 WD-40 Company
b
2,268,552
Total 19,908,535
Energy (3.0%)
107,522 Archrock , Inc. 697,818
15,649 Bonanza Creek Energy, Inc.
a
231,918
5,585 Bristow Group, Inc.
a
77,799
332,294 Callon Petroleum Company
a,b
382,138
21,707 CONSOL Energy, Inc.
a
110,054
37,190 Core Laboratories NV
b
755,701
423,935 Denbury Resources, Inc.
a,b
117,048
22,548 Dorian LPG, Ltd.
a
174,522
29,347 Dril -Quip, Inc.
a
874,247
23,308 Exterran Corporation
a
125,630
11,424 Geospace Technologies
Corporation
a
85,908
27,927 Green Plains, Inc.
a,b
285,274
121,804 Gulfport Energy Corporation
a
132,766
119,279 Helix Energy Solutions Group, Inc.
a
413,898
89,911 Helmerich & Payne, Inc. 1,754,164
7,615 Laredo Petroleum Holdings, Inc.
a
105,544
91,712 Matador Resources Company
a,b
779,552
21,880 Matrix Service Company
a
212,674
5,683 Nabors Industries, Ltd.
b
210,385
75,188 Newpark Resources, Inc.
a
167,669
244,105 Oasis Petroleum, Inc.
a,b
183,079
83,089 Oceaneering International, Inc.
a
530,939
51,009 Oil States International, Inc.
a
242,293
32,461 Par Pacific Holdings, Inc.
a
291,824
156,106 Patterson-UTI Energy, Inc. 541,688
79,987 PDC Energy, Inc.
a
995,038
11,280 Penn Virginia Corporation
a
107,498
69,012 ProPetro Holding Corporation
a
354,722
202,711 QEP Resources, Inc. 261,497
177,674 Range Resources Corporation 1,000,305
32,685 Renewable Energy Group, Inc.
a
809,934
4,607 REX American Resources
Corporation
a
319,588
50,012 Ring Energy, Inc.
a,b
58,014
43,145 RPC, Inc.
a,b
132,887
14,807 SEACOR Holdings, Inc.
a
419,334
88,909 SM Energy Company
b
333,409
453,404 Southwestern Energy Company
a,b
1,160,714
16,955 Talos Energy, Inc.
a
155,986
61,656 U.S. Silica Holdings, Inc. 222,578
165,838 Valaris plc
a,b
108,110
Shares Common Stock (97.0%) Value
Energy (3.0%) - continued
42,803 Warrior Met Coal, Inc. $ 658,738
Total 16,582,884
Financials (14.6%)
15,711 Allegiance Bancshares, Inc. 398,902
38,318 Ambac Financial Group, Inc.
a
548,714
76,609 American Equity Investment Life
Holding Company 1,893,008
54,634 Ameris Bancorp 1,288,816
16,157 AMERISAFE, Inc. 988,162
119,740 Apollo Commercial Real Estate
Finance, Inc. 1,174,649
54,060 ARMOUR Residential REIT, Inc. 507,623
43,442 Axos Financial, Inc.
a
959,199
37,010 Banc of California, Inc. 400,818
29,426 Banner Corporation 1,118,188
36,125 Berkshire Hills Bancorp, Inc. 398,098
40,051 Blucora , Inc.
a
457,382
68,469 Boston Private Financial Holdings,
Inc. 471,067
52,177 BrightSphere Investment Group 650,125
66,057 Brookline Bancorp, Inc. 665,855
105,406 Cadence Bancorporation 933,897
80,684 Capstead Mortgage Corporation 442,955
23,533 Central Pacific Financial
Corporation 377,234
13,517 City Holding Company 880,903
59,905 Columbia Banking System, Inc. 1,698,007
43,604 Community Bank System, Inc. 2,486,300
24,234 Customers Bancorp, Inc.
a
291,293
107,754 CVB Financial Corporation 2,019,310
23,974 Dime Community Bancshares, Inc. 329,163
25,694 Donnelley Financial Solutions, Inc.
a
215,830
26,949 Eagle Bancorp, Inc. 882,580
21,439 eHealth, Inc.
a
2,106,167
25,424 Employers Holdings, Inc. 766,534
23,268 Encore Capital Group, Inc.
a,b
795,300
25,143 Enova International, Inc.
a
373,876
43,607 EZCORP, Inc.
a
274,724
182,602 First BanCorp 1,020,745
82,141 First Commonwealth Financial
Corporation 680,127
81,998 First Financial Bancorp 1,138,952
95,598 First Midwest Bancorp, Inc. 1,276,233
28,965 Flagstar Bancorp, Inc. 852,440
11,364 Franklin Financial Network, Inc. 292,623
46,151 Granite Point Mortgage Trust, Inc. 331,364
46,048 Great Western Bancorp, Inc. 633,620
40,797 Green Dot Corporation
a
2,002,317
12,263 Greenhill & Company, Inc. 122,507
25,627 Hanmi Financial Corporation 248,838
5,275 HCI Group, Inc. 243,600
30,039 Heritage Financial Corporation 600,780
19,583 HomeStreet , Inc. 481,938
103,114 Hope Bancorp, Inc. 950,711
34,562 Horace Mann Educators
Corporation 1,269,462
27,567 Independent Bank Corporation 1,849,470
30,623 Independent Bank Group, Inc. 1,240,844
13,673 INTL FCStone , Inc.
a
752,015
138,080 Invesco Mortgage Capital. Inc. 516,419
25,546 James River Group Holdings, Ltd. 1,149,570
17,324 Kinsale Capital Group, Inc. 2,688,858
19,504 KKR Real Estate Finance Trust,
Inc. 323,376

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
249
Shares Common Stock (97.0%) Value
Financials (14.6%) - continued
26,650 Meta Financial Group, Inc. $ 484,231
25,581 National Bank Holdings
Corporation 690,687
36,483 NBT Bancorp, Inc. 1,122,217
315,945 New York Mortgage Trust, Inc. 824,616
70,932 NMI Holdings, Inc.
a
1,140,587
36,267 Northfield Bancorp, Inc. 417,796
99,306 Northwest Bancshares, Inc. 1,015,404
42,973 OFG Bancorp 574,549
137,909 Old National Bancorp 1,897,628
67,645 Pacific Premier Bancorp, Inc. 1,466,544
14,818 Palomar Holdings, Inc.
a
1,270,792
83,569 PennyMac Mortgage Investment
Trust 1,464,965
12,139 Piper Sandler Companies 718,143
38,119 PRA Group, Inc.
a
1,473,681
11,361 Preferred Bank 486,819
45,082 ProAssurance Corporation 652,337
50,202 Provident Financial Services, Inc. 725,419
31,671 Ready Capital Corporation 275,221
96,114 Redwood Trust, Inc. 672,798
31,862 S&T Bancorp, Inc. 747,164
12,173 Safety Insurance Group, Inc. 928,313
44,118 Seacoast Banking Corporation of
Florida
a
900,007
38,759 ServisFirst Bancshares, Inc. 1,386,022
91,209 Simmons First National
Corporation 1,560,586
25,974 Southside Bancshares, Inc. 719,999
19,823 Stewart Information Services
Corporation 644,446
67,505 Third Point Reinsurance, Ltd.
a
506,963
10,231 Tompkins Financial Corporation 662,662
18,556 Triumph Bancorp, Inc.
a
450,354
80,716 TrustCo Bank Corporation 510,932
65,530 United Community Banks, Inc. 1,318,464
17,798 United Fire Group, Inc. 493,183
17,269 United Insurance Holdings
Corporation 135,044
24,952 Universal Insurance Holdings, Inc. 442,898
38,373 Veritex Holdings, Inc. 679,202
6,071 Virtus Investment Partners, Inc. 705,997
54,928 Waddell & Reed Financial, Inc.
b
851,933
24,177 Walker & Dunlop, Inc. 1,228,433
22,548 Westamerica Bancorporation 1,294,706
99,507 WisdomTree Investments, Inc. 345,289
4,400 World Acceptance Corporation
a,b
288,288
Total 81,636,807
Health Care (12.7%)
11,330 Addus HomeCare Corporation
a
1,048,705
136,057 Allscripts Healthcare Solutions,
Inc.
a
921,106
28,687 AMAG Pharmaceuticals, Inc.
a,b
219,455
39,320 AMN Healthcare Services, Inc.
a
1,778,837
28,228 Amphastar Pharmaceuticals, Inc.
a
634,001
31,529 AngioDynamics , Inc.
a
320,650
7,947 ANI Pharmaceuticals, Inc.
a
257,006
11,887 Anika Therapeutics, Inc.
a
448,496
28,580 Biotelemetry, Inc.
a
1,291,530
29,525 Cardiovascular Systems, Inc.
a
931,514
51,046 Coherus Biosciences, Inc.
a,b
911,682
100,162 Community Health Systems, Inc.
a,b
301,488
10,568 Computer Programs and Systems,
Inc. 240,845
Shares Common Stock (97.0%) Value
Health Care (12.7%) - continued
23,885 CONMED Corporation $ 1,719,481
86,332 Corcept Therapeutics, Inc.
a
1,452,104
7,370 CorVel Corporation
a
522,459
81,520 Covetrus , Inc.
a,b
1,458,393
31,356 Cross Country Healthcare, Inc.
a
193,153
31,589 CryoLife , Inc.
a
605,561
14,617 Cutera , Inc.
a
177,889
49,777 Cytokinetics, Inc.
a
1,173,244
8,479 Eagle Pharmaceuticals, Inc.
a
406,822
37,301 Emergent Biosolutions , Inc.
a
2,949,763
13,562 Enanta Pharmaceuticals, Inc.
a
680,948
171,118 Endo International plc
a
586,935
42,229 Ensign Group, Inc. 1,767,284
33,319 Glaukos Corporation
a,b
1,280,116
31,633 Hanger, Inc.
a
523,842
21,159 HealthStream , Inc.
a
468,249
7,075 Heska Corporation
a
659,178
74,004 HMS Holdings Corporation
a
2,396,990
55,972 Innoviva , Inc.
a
782,489
15,302 Inogen , Inc.
a
543,527
27,483 Integer Holdings Corporation
a
2,007,633
28,809 Invacare Corporation 183,513
28,058 Lannett Company, Inc.
a
203,701
55,276 Lantheus Holdings, Inc.
a
790,447
13,850 LeMaitre Vascular, Inc. 365,640
35,644 Luminex Corporation 1,159,499
18,601 Magellan Health Services, Inc.
a
1,357,501
22,503 Medpace Holdings, Inc.
a
2,093,229
35,822 Meridian Bioscience, Inc.
a
834,294
46,357 Merit Medical Systems, Inc.
a
2,116,197
3,386 Mesa Laboratories, Inc.
b
734,085
98,524 Momenta Pharmaceuticals, Inc.
a
3,277,893
62,404 Myriad Genetics, Inc.
a
707,661
28,293 Natus Medical, Inc.
a
617,353
44,287 Neogen Corporation
a
3,436,671
91,901 NeoGenomics , Inc.
a
2,847,093
40,945 NextGen Healthcare, Inc.
a
449,576
35,674 Omnicell , Inc.
a
2,519,298
59,617 OraSure Technologies, Inc.
a
693,346
16,073 Orthifix Medical, Inc.
a
514,336
52,676 Owens & Minor, Inc. 401,391
35,256 Pacira Pharmaceuticals, Inc.
a
1,849,882
21,938 Pennant Group, Inc.
a
495,799
16,981 Phibro Animal Health Corporation 446,091
9,577 Providence Service Corporation
a
755,721
35,014 RadNet , Inc.
a
555,672
26,496 REGENXBIO, Inc.
a
975,848
89,939 Select Medical Holdings
Corporation
a
1,324,801
96,089 Spectrum Pharmaceuticals, Inc.
a
324,781
43,969 Supernus Pharmaceuticals, Inc.
a
1,044,264
11,390 Surmodics , Inc.
a
492,504
17,149 Tabula Rasa HealthCare, Inc.
a,b
938,565
16,098 Tactile Systems Technology, Inc.
a
666,940
36,525 Tivity Health, Inc.
a,b
413,828
10,751 U.S. Physical Therapy, Inc. 871,046
45,402 Vanda Pharmaceuticals, Inc.
a
519,399
32,727 Varex Imaging Corporation
a
495,814
41,511 Xencor , Inc.
a
1,344,541
12,780 Zynex , Inc.
a,b
317,839
Total 70,797,434
Industrials (17.5%)
33,970 AAON, Inc. 1,844,231
27,617 AAR Corporation 570,843

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
250
Shares Common Stock (97.0%) Value
Industrials (17.5%) - continued
55,771 ABM Industries, Inc. $ 2,024,487
25,683 Aegion Corporation
a
407,589
60,471 Aerojet Rocketdyne Holdings, Inc.
a
2,397,071
18,076 Aerovironment , Inc.
a
1,439,392
8,140 Alamo Group, Inc. 835,490
25,696 Albany International Corporation 1,508,612
10,983 Allegiant Travel Company 1,199,453
13,033 American Woodmark Corporation
a
985,947
22,030 Apogee Enterprises, Inc. 507,571
32,397 Applied Industrial Technologies,
Inc. 2,021,249
21,145 ArcBest Corporation 560,554
80,326 Arconic Corporation
a
1,118,941
40,354 Arcosa , Inc. 1,702,939
18,896 Astec Industries, Inc. 875,074
21,869 Atlas Air Worldwide Holdings, Inc.
a
941,023
21,896 AZZ, Inc. 751,471
39,688 Barnes Group, Inc. 1,570,057
40,530 Brady Corporation 1,897,615
29,459 Chart Industries, Inc.
a
1,428,467
16,730 CIRCOR International, Inc.
a
426,280
30,527 Comfort Systems USA, Inc. 1,243,975
26,210 Cubic Corporation 1,258,866
13,499 DXP Enterprises, Inc.
a
268,765
22,277 Echo Global Logistics, Inc.
a
481,629
17,207 Encore Wire Corporation 840,046
44,509 Enerpac Tool Group Corporation 783,358
17,171 EnPro Industries, Inc. 846,359
21,793 ESCO Technologies, Inc. 1,842,162
43,145 Exponent, Inc. 3,491,725
50,425 Federal Signal Corporation 1,499,135
8,950 Forrester Research, Inc.
a
286,758
23,416 Forward Air Corporation 1,166,585
32,071 Franklin Electric Company, Inc. 1,684,369
27,127 Gibraltar Industries, Inc.
a
1,302,367
35,423 GMS, Inc.
a
871,052
39,123 Granite Construction, Inc. 748,814
27,344 Greenbrier Companies, Inc. 622,076
36,128 Griffon Corporation 669,091
66,028 Harsco Corporation
a
892,038
38,461 Hawaiian Holdings, Inc. 539,993
38,813 Heartland Express, Inc. 808,087
16,134 Heidrick & Struggles International,
Inc. 348,817
62,541 Hillenbrand, Inc. 1,692,985
28,064 Hub Group, Inc.
a
1,343,143
15,335 Insteel Industries, Inc. 292,439
48,960 Interface, Inc. 398,534
26,506 John Bean Technologies
Corporation 2,280,046
23,139 Kaman Corporation 962,582
27,892 Kelly Services, Inc. 441,112
46,073 Korn Ferry 1,415,823
9,069 Lindsay Corporation 836,253
14,811 Lydall , Inc.
a
200,837
32,602 Marten Transport, Ltd. 820,266
36,026 Matson, Inc. 1,048,357
26,173 Matthews International Corporation 499,904
60,482 Meritor, Inc.
a
1,197,544
25,113 Moog, Inc. 1,330,487
47,519 Mueller Industries, Inc. 1,263,055
13,952 MYR Group, Inc.
a
445,208
4,230 National Presto Industries, Inc. 369,660
91,493 NOW, Inc.
a
789,585
18,493 Patrick Industries, Inc. 1,132,696
Shares Common Stock (97.0%) Value
Industrials (17.5%) - continued
49,322 PGT Innovations, Inc.
a
$ 773,369
144,492 Pitney Bowes, Inc. 375,679
7,382 Powell Industries, Inc. 202,193
22,276 Proto Labs, Inc.
a,b
2,505,382
27,456 Quanex Building Products
Corporation 381,089
59,420 R.R. Donnelley & Sons Company 70,710
29,970 Raven Industries, Inc. 644,655
103,077 Resideo Technologies, Inc.
a
1,208,062
25,291 Resources Connection, Inc. 302,733
21,824 Saia, Inc.
a
2,426,392
33,106 Simpson Manufacturing Company,
Inc. 2,792,822
41,968 SkyWest, Inc. 1,368,996
37,297 SPX Corporation
a
1,534,772
35,697 SPX FLOW, Inc.
a
1,336,496
10,387 Standex International Corporation 597,772
66,474 Sunrun , Inc.
a
1,310,867
25,636 Team, Inc.
a
142,793
15,437 Tennant Company 1,003,559
41,937 Titan International, Inc.
b
61,228
43,399 Triumph Group, Inc. 391,025
30,238 TrueBlue , Inc.
a
461,734
51,144 UFP Industries, Inc. 2,532,139
12,762 UniFirst Corporation 2,283,760
21,359 US Ecology, Inc. 723,643
10,492 Veritiv Corporation
a
177,944
17,035 Viad Corporation 324,006
15,483 Vicor Corporation
a
1,114,002
44,236 Wabash National Corporation 469,786
23,009 Watts Water Technologies, Inc. 1,863,729
Total 97,652,276
Information Technology (14.0%)
99,503 3D Systems Corporation
a,b
695,526
86,750 8x8, Inc.
a
1,388,000
40,142 ADTRAN, Inc. 438,752
32,029 Advanced Energy Industries, Inc.
a
2,171,246
16,845 Agilysys , Inc.
a
302,199
35,504 Alarm.com Holdings, Inc.
a
2,301,014
16,174 Applied Optoelectronics, Inc.
a,b
175,811
65,310 Arlo Technologies, Inc.
a
168,500
27,517 Axcelis Technologies, Inc.
a
766,348
24,371 Badger Meter, Inc. 1,533,423
8,489 Bel Fuse, Inc. 91,087
30,481 Benchmark Electronics, Inc. 658,390
31,764 Bottomline Technologies (de), Inc.
a
1,612,658
61,738 Brooks Automation, Inc. 2,731,289
28,762 CalAmp Corporation
a
230,384
30,145 Cardtronics , Inc.
a
722,877
18,432 CEVA, Inc.
a
689,725
34,906 Cohu , Inc. 605,270
20,701 Comtech Telecommunications
Corporation 349,640
27,677 CSG Systems International, Inc. 1,145,551
27,002 CTS Corporation 541,120
31,406 Daktronics, Inc. 136,616
64,862 Diebold Nixdorf, Inc.
a
393,064
24,236 Digi International, Inc.
a
282,349
34,907 Diodes, Inc.
a
1,769,785
19,426 DSP Group, Inc.
a
308,485
18,658 Ebix , Inc.
b
417,193
11,300 ePlus , Inc.
a
798,684
49,926 EVERTEC, Inc. 1,402,921
28,723 ExlService Holdings, Inc.
a
1,821,038

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
251
Shares Common Stock (97.0%) Value
Information Technology (14.0%) - continued
100,618 Extreme Networks, Inc.
a
$ 436,682
30,737 Fabrinet
a
1,918,604
14,831 FARO Technologies, Inc.
a
794,942
63,749 FormFactor , Inc.
a
1,869,758
110,153 Glu Mobile, Inc.
a
1,021,118
80,839 Harmonic, Inc.
a
383,985
19,091 Ichor Holdings, Ltd.
a
507,439
29,517 Insight Enterprises, Inc.
a
1,452,236
29,918 Itron , Inc.
a
1,982,068
72,012 Knowles Corporation
a
1,098,903
52,253 Kulicke and Soffa Industries, Inc. 1,088,430
51,530 LivePerson , Inc.
a
2,134,888
22,661 ManTech International Corporation 1,552,052
55,113 MaxLinear , Inc.
a
1,182,725
31,046 Methode Electronics, Inc. 970,498
6,469 MicroStrategy , Inc.
a
765,218
14,974 MTS Systems Corporation 263,393
24,733 NETGEAR, Inc.
a
640,337
56,055 NIC, Inc. 1,287,023
27,332 OneSpan , Inc.
a
763,383
39,826 Onto Innovation, Inc.
a
1,355,677
14,020 OSI Systems, Inc.
a
1,046,453
16,336 Park Aerospace Corporation 181,983
9,178 PC Connection, Inc. 425,492
23,598 PDF Solutions, Inc.
a
461,577
27,690 Perficient , Inc.
a
990,748
54,507 Photronics , Inc.
a
606,663
27,924 Plantronics, Inc.
b
409,924
24,429 Plexus Corporation
a
1,723,710
24,977 Power Integrations, Inc. 2,950,533
37,488 Progress Software Corporation 1,452,660
94,813 Rambus, Inc.
a
1,441,158
15,620 Rogers Corporation
a
1,946,252
57,091 Sanmina Corporation
a
1,429,559
21,215 ScanSource , Inc.
a
511,069
10,262 Simulations Plus, Inc. 613,873
11,447 SMART Global Holdings, Inc.
a
311,130
29,235 SPS Commerce, Inc.
a
2,196,133
31,529 Sykes Enterprises, Inc.
a
872,092
14,821 TTEC Holdings, Inc. 690,066
82,703 TTM Technologies, Inc.
a
980,858
33,397 Ultra Clean Holdings, Inc.
a
755,774
43,747 Unisys Corporation
a
477,280
41,372 Veeco Instruments, Inc.
a
558,108
190,818 Viavi Solutions, Inc.
a
2,431,021
25,222 Virtusa Corporation
a
818,958
96,266 Xperi Holding Corporation 1,420,886
Total 77,822,264
Materials (4.5%)
23,393 AdvanSix , Inc.
a
274,634
22,263 American Vanguard Corporation 306,339
27,050 Balchem Corporation 2,565,963
32,809 Boise Cascade Company 1,233,946
41,933 Century Aluminum Company
a
298,982
13,869 Clearwater Paper Corporation
a
501,087
333,644 Cleveland-Cliffs, Inc.
b
1,841,715
12,347 DMC Global, Inc.
b
340,777
68,839 Ferro Corporation
a
821,938
21,630 FutureFuel Corporation 258,478
45,167 GCP Applied Technologies, Inc.
a
839,203
43,032 H.B. Fuller Company 1,919,227
7,891 Hawkins, Inc. 335,999
10,488 Haynes International, Inc. 245,000
20,558 Innospec , Inc. 1,588,106
Shares Common Stock (97.0%) Value
Materials (4.5%) - continued
13,217 Kaiser Aluminum Corporation $ 973,036
17,562 Koppers Holdings, Inc.
a
330,868
26,662 Kraton Performance Polymers,
Inc.
a
460,719
122,345 Livent Corporation
a,b
753,645
17,000 Materion Corporation 1,045,330
33,552 Mercer International, Inc. 273,784
29,938 Myers Industries, Inc. 435,598
14,054 Neenah, Inc. 695,111
7,649 Olympic Steel, Inc. 89,876
37,090 PH Glatfelter Company 595,294
10,849 Quaker Chemical Corporation 2,014,117
41,851 Rayonier Advanced Materials,
Inc.
a
117,601
26,112 Schweitzer-Mauduit International,
Inc. 872,402
16,741 Stepan Company 1,625,551
69,272 SunCoke Energy, Inc. 205,045
33,431 TimkenSteel Corporation
a
130,047
20,757 Tredegar Corporation 319,658
32,007 Trinseo SA 709,275
13,257 US Concrete, Inc.
a
328,774
Total 25,347,125
Real Estate (8.1%)
72,059 Acadia Realty Trust 935,326
45,074 Agree Realty Corporation 2,961,812
56,878 Alexander & Baldwin, Inc. 693,343
40,222 American Assets Trust, Inc. 1,119,780
47,285 Armada Hoffler Properties, Inc. 470,486
142,706 Brandywine Realty Trust 1,554,068
80,085 CareTrust REIT, Inc. 1,374,259
72,027 Cedar Realty Trust, Inc. 71,307
39,327 Chatham Lodging Trust 240,681
17,236 Community Healthcare Trust, Inc. 704,952
166,770 DiamondRock Hospitality
Company 922,238
199,122 Diversified Healthcare Trust 881,115
62,874 Easterly Government Properties,
Inc. 1,453,647
77,000 Essential Properties Realty Trust,
Inc. 1,142,680
58,862 Four Corners Property Trust, Inc. 1,436,233
89,869 Franklin Street Properties
Corporation 457,433
28,756 Getty Realty Corporation 853,478
74,883 Global Net Lease, Inc. 1,252,793
30,094 Hersha Hospitality Trust 173,341
79,272 Independence Realty Trust, Inc. 910,835
54,562 Industrial Logistics Properties Trust 1,121,249
15,579 Innovative Industrial Properties,
Inc. 1,371,264
10,183 Investors Real Estate Trust 717,800
60,826 iSTAR Financial, Inc. 749,376
70,381 Kite Realty Group Trust 812,197
231,231 Lexington Realty Trust 2,439,487
32,826 LTC Properties, Inc. 1,236,555
19,724 Marcus and Millichap, Inc.
a
569,235
51,904 National Storage Affiliates Trust 1,487,569
18,305 NexPoint Residential Trust, Inc. 647,082
40,345 Office Properties Income Trust 1,047,760
50,836 Pennsylvania REIT 69,137
15,170 RE/MAX Holdings, Inc. 476,793
96,569 Realogy Holdings Corporation
b
715,576

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
252
Shares Common Stock (97.0%) Value
Real Estate (8.1%) - continued
97,392 Retail Opportunity Investments
Corporation $ 1,103,451
179,221 Retail Properties of America, Inc. 1,311,898
67,452 RPT Realty 469,466
11,106 Safehold , Inc. 638,484
9,904 Saul Centers, Inc. 319,602
124,483 SITE Centers Corporation 1,008,312
26,129 St. Joe Company
a
507,425
88,392 Summit Hotel Properties, Inc. 524,165
78,233 Tanger Factory Outlet Centers, Inc. 557,801
162,479 Uniti Group, Inc. 1,519,179
10,594 Universal Health Realty Income
Trust 842,117
25,106 Urstadt Biddle Properties, Inc. 298,259
156,387 Washington Prime Group, Inc. 131,490
68,901 Washington REIT 1,529,602
35,269 Whitestone REIT 256,406
94,966 Xenia Hotels & Resorts, Inc. 886,033
Total 44,974,577
Utilities (2.2%)
30,874 American States Water Company 2,427,623
56,325 Avista Corporation 2,049,667
40,775 California Water Service Group 1,944,967
34,096 El Paso Electric Company 2,284,432
25,553 Northwest Natural Holding
Company 1,425,602
77,392 South Jersey Industries, Inc.
b
1,934,026
Total 12,066,317
Total Common Stock
(cost $539,118,108) 540,503,988
Shares
Collateral Held for Securities
Loaned ( 6.2% ) Value
34,547,598 Thrivent Cash Management Trust 34,547,598
Total Collateral Held for
Securities Loaned
(cost $34,547,598) 34,547,598
Shares
Registered Investment
Companies ( 2.9% ) Value
Unaffiliated  (2.9%)
237,269 iShares Core S&P Small-Cap ETF 16,203,100
Total 16,203,100
Total Registered Investment
Companies (cost $14,216,599) 16,203,100
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.125%, 8/11/2020
c,d
99,983
Shares or
Principal
Amount Short-Term Investments (0.1%) Value
Thrivent Core Short-Term Reserve
Fund
42,762 0.750% $ 428,050
Total Short-Term Investments
(cost $528,036) 528,033
Total Investments (cost
$588,410,341) 106.2% $591,782,719
Other Assets and Liabilities, Net
(6.2%) (34,471,944)
Total Net Assets 100.0% $557,310,775
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2020:
Securities Lending Transactions
Common Stock $ 33,943,564
Total lending $33,943,564
Gross amount payable upon return of
collateral for securities loaned $34,547,598
Net amounts due to counterparty
$604,034
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.